EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.8%)
Invesco DB Gold Fund(x)‡	104,140	$4,681,614
Invesco DB Precious Metals Fund	46,900	1,921,962
Invesco DB Silver Fund‡	103,180	2,568,779
iShares Gold Trust	940,100	13,255,410

Total Commodity		22,427,765

Equity (4.3%)
iShares China Large-Cap ETF(x)	39,905	1,588,219
iShares International Developed Property ETF(x)	87,380	3,364,436
iShares MSCI EAFE Small-Cap ETF(x)	88,160	5,045,397
iShares MSCI Global Gold Miners ETF(x)	12,894	277,608
iShares U.S. Oil & Gas Exploration & Production ETF(x)	29,850	1,522,350
SPDR S&P Emerging Asia Pacific ETF(x)	5,490	513,054
SPDR S&P Emerging Markets SmallCap ETF	36,395	1,580,999

Total Equity		13,892,063

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,515,358

Total Exchange Traded Funds (13.1%) (Cost $34,681,961)		42,835,186

INVESTMENT COMPANIES:
Alternatives (12.7%)
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,228,811	15,462,327
1290 VT Natural Resources Portfolio‡	1,624,445	12,369,129
1290 VT Real Estate Portfolio‡	1,130,589	13,645,118

Total Alternatives		41,476,574

Equity (53.4%)
1290 VT Equity Income Portfolio‡	1,313,369	5,663,071
1290 VT GAMCO Small Company Value Portfolio‡	369,066	21,495,676
1290 VT Low Volatility Global Equity Portfolio‡	607,418	7,742,907
EQ/AB Small Cap Growth Portfolio‡	1,208,621	21,861,255
EQ/BlackRock Basic Value Equity Portfolio‡	590,024	13,813,574
EQ/Emerging Markets Equity PLUS Portfolio‡	795,469	7,251,389
EQ/International Equity Index Portfolio‡	1,084,670	10,170,638
EQ/Invesco Comstock Portfolio‡	777,280	13,478,172
EQ/Janus Enterprise Portfolio*‡	66,671	1,456,582
EQ/JPMorgan Value Opportunities Portfolio‡	797,162	13,965,983
EQ/Loomis Sayles Growth Portfolio‡	1,901,835	16,817,861
EQ/MFS International Growth Portfolio‡	3,051,155	23,483,322
EQ/T. Rowe Price Growth Stock Portfolio‡	339,377	17,619,467

Total Equity		174,819,897

Fixed Income (20.4%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	669,023	6,964,230
1290 VT High Yield Bond Portfolio‡	963,901	9,529,699
EQ/Global Bond PLUS Portfolio‡	2,140,871	20,227,424
EQ/Intermediate Government Bond Portfolio‡	501,324	5,300,909
EQ/PIMCO Global Real Return Portfolio‡	1,183,272	12,464,088
EQ/PIMCO Ultra Short Bond Portfolio‡	625,516	6,267,618
Multimanager Core Bond Portfolio‡	610,932	6,163,464

Total Fixed Income		66,917,432

Total Investment Companies (86.5%) (Cost $240,789,194)		283,213,903

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $500,035, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $510,002.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,973,930, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $3,033,211.(xx)	2,973,736	2,973,736

Total Repurchase Agreements		4,673,736

Total Short-Term Investments (1.4%) (Cost $4,673,736)		4,673,736

Total Investments in Securities (101.0%) (Cost $280,144,891)		330,722,825
Other Assets Less Liabilities (-1.0%)		(3,421,188)

Net Assets (100%)		$327,301,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $7,076,521. This was collateralized by $2,586,353 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $4,673,736 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund and Invesco DB Silver Fund.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	669,023	6,534,111	812,981	(884,212)	(3,359)	504,709	6,964,230	34	—
1290 VT Equity Income Portfolio	1,313,369	5,076,827	117,898	(341,522)	(335)	810,203	5,663,071	—	61,944
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,228,811	15,334,604	1,984,613	(2,646,495)	6,108	783,497	15,462,327	—	37,733
1290 VT GAMCO Small Company Value Portfolio	369,066	18,544,490	2,155,233	(2,355,707)	4,472	3,147,188	21,495,676	—	45,406
1290 VT High Yield Bond Portfolio	963,901	9,305,394	97,919	(847,663)	(6,528)	980,577	9,529,699	—	—
1290 VT Low Volatility Global Equity Portfolio	607,418	6,103,212	1,078,762	(469,593)	4,565	1,025,961	7,742,907	1,827	—
1290 VT Natural Resources Portfolio	1,624,445	11,753,277	775,895	(768,424)	728	607,653	12,369,129	—	—
1290 VT Real Estate Portfolio	1,130,589	12,919,809	625,895	(2,368,425)	74,468	2,393,371	13,645,118	—	—
EQ/AB Small Cap Growth Portfolio(a)	1,208,621	19,249,049	2,383,739	(2,798,397)	7,789	3,019,075	21,861,255	—	266,919
EQ/BlackRock Basic Value Equity Portfolio	590,024	12,592,000	133,719	(811,115)	26,078	1,872,892	13,813,574	651	177
EQ/Emerging Markets Equity PLUS Portfolio	795,469	8,101,967	684,569	(2,087,283)	12,634	539,502	7,251,389	638	—
EQ/Global Bond PLUS Portfolio	2,140,871	19,798,146	2,452,832	(3,238,017)	(31,691)	1,246,154	20,227,424	—	—
EQ/Intermediate Government Bond Portfolio	501,324	5,594,304	806,219	(1,341,522)	(850)	242,758	5,300,909	266	—
EQ/International Equity Index Portfolio	1,084,670	9,483,602	104,913	(640,353)	573	1,221,903	10,170,638	—	—
EQ/Invesco Comstock Portfolio	777,280	12,353,177	210,390	(811,115)	31,478	1,694,242	13,478,172	—	77,500
EQ/Janus Enterprise Portfolio*(b)	66,671	1,596,194	20,710	(585,380)	70,990	354,068	1,456,582	—	6,721
EQ/JPMorgan Value Opportunities Portfolio	797,162	11,697,326	1,891,969	(1,678,805)	69,191	1,986,302	13,965,983	152	1,934
EQ/Loomis Sayles Growth Portfolio(c)	1,901,835	15,635,394	482,420	(2,231,875)	197,911	2,734,011	16,817,861	1,709	69,845
EQ/MFS International Growth Portfolio	3,051,155	22,021,697	788,069	(2,408,778)	89,619	2,992,715	23,483,322	777	556,483
EQ/PIMCO Global Real Return Portfolio	1,183,272	12,515,993	1,414,177	(2,811,115)	73,767	1,271,266	12,464,088	—	6,287
EQ/PIMCO Ultra Short Bond Portfolio	625,516	6,214,063	562,949	(634,212)	(222)	125,040	6,267,618	—	—
EQ/T. Rowe Price Growth Stock Portfolio	339,377	15,687,032	463,923	(1,481,875)	89,213	2,861,174	17,619,467	—	53,056
Invesco DB Gold Fund** (x)	104,140	5,212,954	—	(1,272,455)	105,660	635,455	4,681,614	—	—
Invesco DB Silver Fund	103,180	2,658,326	—	(317,518)	800	227,171	2,568,779	—	—
Multimanager Core Bond Portfolio	610,932	6,371,576	179,361	(734,212)	1,428	345,311	6,163,464	116,412	—

Total		272,354,524	20,229,155	(36,566,068)	824,487	33,622,198	290,464,296	122,466	1,184,005

**	Not affiliated at September 30, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.

(b)	Formerly known as AXA/Janus Enterprise Portfolio.

(c)	Formerly known as AXA/Loomis Sayles Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$42,835,186	$—	$—	$42,835,186
Investment Companies
Investment Companies	—	283,213,903	—	283,213,903
Short-Term Investments
Repurchase Agreements	$—	$4,673,736	$—	$4,673,736

Total Assets	$42,835,186	$287,887,639	$—	$330,722,825

Total Liabilities	$—	$—	$—	$—

Total	$42,835,186	$287,887,639	$—	$330,722,825

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,344,809
Aggregate gross unrealized depreciation	(3,385,058)

Net unrealized appreciation	$50,959,751

Federal income tax cost of investments in securities and derivative instruments, if applicable	$279,763,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.5%)
EQ/2000 Managed Volatility Portfolio‡	605,710	$12,076,769
EQ/400 Managed Volatility Portfolio‡	154,235	3,293,275
EQ/500 Managed Volatility Portfolio‡	1,272,180	33,204,293
EQ/International Managed Volatility Portfolio‡	729,325	9,538,603

Total Equity		58,112,940

Fixed Income (89.5%)
EQ/Intermediate Government Bond Portfolio‡	46,836,643	495,242,223

Total Investments in Securities (100.0%) (Cost $526,298,335)		553,355,163
Other Assets Less Liabilities (0.0%)		(206,369)

Net Assets (100%)		$553,148,794

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	1,272,180	64,583,107	38,665,954	(80,969,613)	3,389,661	7,535,184	33,204,293	—	16,328
EQ/400 Managed Volatility Portfolio(b)	154,235	5,168,887	2,976,333	(5,807,028)	100,608	854,475	3,293,275	—	—
EQ/2000 Managed Volatility Portfolio(c)	605,710	19,424,034	11,221,707	(21,867,837)	555,331	2,743,534	12,076,769	—	—
EQ/International Managed Volatility Portfolio(d)	729,325	15,856,459	9,328,999	(17,696,084)	459,852	1,589,377	9,538,603	—	—
EQ/Intermediate Government Bond Portfolio	46,836,643	976,115,657	545,967,286	(1,047,915,064)	2,469,514	18,604,830	495,242,223	27,291	—

Total		1,081,148,144	608,160,279	(1,174,255,626)	6,974,966	31,327,400	553,355,163	27,291	16,328

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$553,355,163	$—	$553,355,163

Total Assets	$—	$553,355,163	$—	$553,355,163

Total Liabilities	$—	$—	$—	$—

Total	$—	$553,355,163	$—	$553,355,163

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,056,828
Aggregate gross unrealized depreciation	(482,189)

Net unrealized appreciation	$26,574,639

Federal income tax cost of investments in securities and derivative instruments, if applicable	$526,780,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
EQ/2000 Managed Volatility Portfolio‡	1,663,607	$33,169,352
EQ/400 Managed Volatility Portfolio‡	136,641	2,917,594
EQ/500 Managed Volatility Portfolio‡	3,627,808	94,686,927
EQ/International Managed Volatility Portfolio‡	1,844,071	24,118,019

Total Equity		154,891,892

Fixed Income (79.5%)
EQ/AB Short Duration Government Bond Portfolio‡	7,584,806	76,441,285
EQ/Core Bond Index Portfolio‡	24,622,441	252,930,272
EQ/Intermediate Government Bond Portfolio‡	25,682,131	271,558,219

Total Fixed Income		600,929,776

Total Investments in Securities (100.0%) (Cost $686,497,402)		755,821,668
Other Assets Less Liabilities (0.0%)		(212,458)

Net Assets (100%)		$755,609,210

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	3,627,808	77,524,465	17,631,445	(16,303,712)	259,573	15,575,156	94,686,927	—	42,329
EQ/400 Managed Volatility Portfolio(b)	136,641	2,211,841	1,213,022	(866,217)	49,602	309,346	2,917,594	—	—
EQ/2000 Managed Volatility Portfolio(c)	1,663,607	29,982,241	6,533,027	(7,444,328)	150,738	3,947,674	33,169,352	—	—
EQ/International Managed Volatility Portfolio(d)	1,844,071	20,223,764	4,520,007	(3,278,111)	8,055	2,644,304	24,118,019	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	7,584,806	69,054,864	14,554,647	(8,819,767)	(1,303)	1,652,844	76,441,285	3,181	—
EQ/Core Bond Index Portfolio	24,622,441	225,965,530	39,506,657	(27,271,825)	(113,495)	14,843,405	252,930,272	—	—
EQ/Intermediate Government Bond Portfolio	25,682,131	245,834,579	44,916,566	(30,591,668)	(64,589)	11,463,331	271,558,219	13,590	—

Total		670,797,284	128,875,371	(94,575,628)	288,581	50,436,060	755,821,668	16,771	42,329

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$755,821,668	$—	$755,821,668

Total Assets	$—	$755,821,668	$—	$755,821,668

Total Liabilities	$—	$—	$—	$—

Total	$—	$755,821,668	$—	$755,821,668

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,276,331
Aggregate gross unrealized depreciation	(22,513)

Net unrealized appreciation	$69,253,818

Federal income tax cost of investments in securities and derivative instruments, if applicable	$686,567,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.7%)
EQ/2000 Managed Volatility Portfolio‡	7,081,373	$141,189,945
EQ/400 Managed Volatility Portfolio‡	572,835	12,231,364
EQ/500 Managed Volatility Portfolio‡	14,083,624	367,587,040
EQ/International Managed Volatility Portfolio‡	7,477,436	97,794,992

Total Equity		618,803,341

Fixed Income (59.3%)
EQ/AB Short Duration Government Bond Portfolio‡	11,276,572	113,647,695
EQ/Core Bond Index Portfolio‡	36,903,455	379,085,120
EQ/Intermediate Government Bond Portfolio‡	38,812,681	410,398,292

Total Fixed Income		903,131,107

Total Investments in Securities (100.0%) (Cost $1,283,077,782)		1,521,934,448
Other Assets Less Liabilities (0.0%)		(444,116)

Net Assets (100%)		$1,521,490,332

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	14,083,624	321,633,903	37,939,195	(56,502,360)	5,885,928	58,630,374	367,587,040	—	167,575
EQ/400 Managed Volatility Portfolio(b)	572,835	7,732,776	4,749,630	(1,588,966)	110,557	1,227,367	12,231,364	—	—
EQ/2000 Managed Volatility Portfolio(c)	7,081,373	124,904,627	24,000,306	(24,844,519)	198,359	16,931,172	141,189,945	—	—
EQ/International Managed Volatility Portfolio(d)	7,477,436	87,133,346	9,835,188	(10,056,036)	(1,887)	10,884,381	97,794,992	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	11,276,572	86,235,399	34,957,056	(10,001,831)	18,102	2,438,969	113,647,695	4,694	—
EQ/Core Bond Index Portfolio	36,903,455	355,825,198	35,997,159	(35,352,027)	(135,576)	22,750,366	379,085,120	—	—
EQ/Intermediate Government Bond Portfolio	38,812,681	391,608,220	40,647,126	(39,520,842)	(67,524)	17,731,312	410,398,292	20,389	—

Total		1,375,073,469	188,125,660	(177,866,581)	6,007,959	130,593,941	1,521,934,448	25,083	167,575

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,521,934,448	$—	$1,521,934,448

Total Assets	$—	$1,521,934,448	$—	$1,521,934,448

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,521,934,448	$—	$1,521,934,448

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,518,759
Aggregate gross unrealized depreciation	(60,081)

Net unrealized appreciation	$238,458,678

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,283,475,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.8%)
EQ/2000 Managed Volatility Portfolio‡	20,289,171	$404,529,910
EQ/400 Managed Volatility Portfolio‡	1,636,140	34,935,380
EQ/500 Managed Volatility Portfolio‡	40,793,754	1,064,729,875
EQ/International Managed Volatility Portfolio‡	21,347,360	279,195,291

Total Equity		1,783,390,456

Fixed Income (49.2%)
EQ/AB Short Duration Government Bond Portfolio‡	21,534,417	217,028,436
EQ/Core Bond Index Portfolio‡	70,726,515	726,527,350
EQ/Intermediate Government Bond Portfolio‡	74,270,140	785,319,077

Total Fixed Income		1,728,874,863

Total Investments in Securities (100.0%) (Cost $2,877,811,994)		3,512,265,319
Other Assets Less Liabilities (0.0%)		(698,714)

Net Assets (100%)		$3,511,566,605

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	40,793,754	945,084,472	72,056,845	(140,830,206)	20,748,437	167,670,327	1,064,729,875	—	484,764
EQ/400 Managed Volatility Portfolio(b)	1,636,140	24,280,019	11,289,622	(4,732,684)	(21,025)	4,119,448	34,935,380	—	—
EQ/2000 Managed Volatility Portfolio(c)	20,289,171	367,651,073	57,709,016	(71,561,720)	(109,842)	50,841,383	404,529,910	—	—
EQ/International Managed Volatility Portfolio(d)	21,347,360	254,482,563	16,289,575	(23,129,177)	2,965	31,549,365	279,195,291	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	21,534,417	182,902,744	48,611,621	(19,215,394)	60,708	4,668,757	217,028,436	8,949	—
EQ/Core Bond Index Portfolio	70,726,515	689,388,092	65,349,479	(71,943,758)	(254,164)	43,987,701	726,527,350	—	—
EQ/Intermediate Government Bond Portfolio	74,270,140	754,870,493	76,416,209	(80,021,773)	(55,178)	34,109,326	785,319,077	38,952	—

Total		3,218,659,456	347,722,367	(411,434,712)	20,371,901	336,946,307	3,512,265,319	47,901	484,764

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,512,265,319	$—	$3,512,265,319

Total Assets	$—	$3,512,265,319	$—	$3,512,265,319

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,512,265,319	$—	$3,512,265,319

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$633,693,413
Aggregate gross unrealized depreciation	(108,492)

Net unrealized appreciation	$633,584,921

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,878,680,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.9%)
EQ/2000 Managed Volatility Portfolio‡	48,158,243	$960,189,516
EQ/400 Managed Volatility Portfolio‡	3,870,717	82,648,791
EQ/500 Managed Volatility Portfolio‡	100,268,109	2,617,029,356
EQ/International Managed Volatility Portfolio‡	51,538,817	674,059,692

Total Equity		4,333,927,355

Fixed Income (39.1%)
EQ/AB Short Duration Government Bond Portfolio‡	34,580,730	348,511,959
EQ/Core Bond Index Portfolio‡	114,600,578	1,177,216,980
EQ/Intermediate Government Bond Portfolio‡	118,602,702	1,254,083,587

Total Fixed Income		2,779,812,526

Total Investments in Securities (100.0%) (Cost $5,542,011,906)
		7,113,739,881
Other Assets Less Liabilities (0.0%)		(1,469,858)

Net Assets (100%)		$7,112,270,023

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	100,268,109	2,361,318,787	103,136,157	(312,764,578)	61,005,602	404,333,388	2,617,029,356	—	1,189,502
EQ/400 Managed Volatility Portfolio(b)	3,870,717	62,830,301	19,939,253	(10,700,839)	220,833	10,359,243	82,648,791	—	—
EQ/2000 Managed Volatility Portfolio(c)	48,158,243	893,420,792	110,112,626	(166,850,437)	535,891	122,970,644	960,189,516	—	—
EQ/International Managed Volatility Portfolio(d)	51,538,817	627,258,875	26,462,932	(58,094,830)	12,789	78,419,926	674,059,692	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	34,580,730	297,110,793	78,464,330	(34,728,969)	143,458	7,522,347	348,511,959	14,404	—
EQ/Core Bond Index Portfolio	114,600,578	1,146,097,488	95,123,473	(135,787,167)	(323,047)	72,106,233	1,177,216,980	—	—
EQ/Intermediate Government Bond Portfolio	118,602,702	1,233,540,678	115,329,926	(149,764,025)	(13,366)	54,990,374	1,254,083,587	62,341	—

Total		6,621,577,714	548,568,697	(868,690,845)	61,582,160	750,702,155	7,113,739,881	76,745	1,189,502

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,113,739,881	$—	$7,113,739,881

Total Assets	$—	$7,113,739,881	$—	$7,113,739,881

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,113,739,881	$—	$7,113,739,881

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,569,819,729
Aggregate gross unrealized depreciation	(176,066)

Net unrealized appreciation	$1,569,643,663

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,544,096,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.1%)
EQ/2000 Managed Volatility Portfolio‡	40,692,588	$811,337,674
EQ/400 Managed Volatility Portfolio‡	3,578,227	76,403,448
EQ/500 Managed Volatility Portfolio‡	88,406,163	2,307,428,836
EQ/International Managed Volatility Portfolio‡	44,424,038	581,007,769

Total Equity		3,776,177,727

Fixed Income (28.9%)
EQ/AB Short Duration Government Bond Portfolio‡	19,184,748	193,347,979
EQ/Core Bond Index Portfolio‡	62,926,055	646,398,315
EQ/Intermediate Government Bond Portfolio‡	65,764,447	695,381,408

Total Fixed Income		1,535,127,702

Total Investments in Securities (100.0%) (Cost $4,256,893,179)		5,311,305,429
Other Assets Less Liabilities (0.0%)		526,480

Net Assets (100%)		$5,311,831,909

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	88,406,163	2,010,536,844	97,671,910	(195,355,741)	21,909,478	372,666,345	2,307,428,836	—	1,039,596
EQ/400 Managed Volatility Portfolio(b)	3,578,227	58,331,201	14,300,715	(6,033,569)	(26,012)	9,831,113	76,403,448	—	—
EQ/2000 Managed Volatility Portfolio(c)	40,692,588	712,781,105	89,706,592	(88,843,170)	(22,904)	97,716,051	811,337,674	—	—
EQ/International Managed Volatility Portfolio(d)	44,424,038	515,478,361	23,888,307	(23,814,556)	(1,253)	65,456,910	581,007,769	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	19,184,748	166,786,353	35,438,283	(13,087,881)	52,909	4,158,315	193,347,979	7,991	—
EQ/Core Bond Index Portfolio	62,926,055	605,218,606	62,850,463	(60,314,874)	(148,480)	38,792,600	646,398,315	—	—
EQ/Intermediate Government Bond Portfolio	65,764,447	658,225,306	73,606,847	(66,442,533)	(29,127)	30,020,915	695,381,408	34,569	—

Total		4,727,357,776	397,463,117	(453,892,324)	21,734,611	618,642,249	5,311,305,429	42,560	1,039,596

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,311,305,429	$—	$5,311,305,429

Total Assets	$—	$5,311,305,429	$—	$5,311,305,429

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,311,305,429	$—	$5,311,305,429

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,052,948,216
Aggregate gross unrealized depreciation	(200,475)

Net unrealized appreciation	$1,052,747,741

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,258,557,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Equity (81.2%)
EQ/2000 Managed Volatility Portfolio‡	35,073,698	$699,307,019
EQ/400 Managed Volatility Portfolio‡	3,047,151	65,063,741
EQ/500 Managed Volatility Portfolio‡	77,246,553	2,016,159,484
EQ/International Managed Volatility Portfolio‡	38,156,422	499,035,625

Total Equity		3,279,565,869

Fixed Income (18.8%)
EQ/AB Short Duration Government Bond Portfolio‡	9,352,908	94,260,597
EQ/Core Bond Index Portfolio‡	31,006,474	318,509,275
EQ/Intermediate Government Bond Portfolio‡	32,609,776	344,809,897

Total Fixed Income		757,579,769

Total Investments in Securities (100.0%) (Cost $3,435,976,148)		4,037,145,638
Other Assets Less Liabilities (0.0%)		434,831

Net Assets (100%)		$4,037,580,469

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	77,246,553	1,723,132,789	108,338,840	(151,801,971)	456,629	336,033,197	2,016,159,484	—	901,868
EQ/400 Managed Volatility Portfolio(b)	3,047,151	49,201,252	10,950,828	(3,467,408)	(12,635)	8,391,704	65,063,741	—	—
EQ/2000 Managed Volatility Portfolio(c)	35,073,698	559,159,298	90,756,669	(27,550,910)	(635)	76,942,597	699,307,019	—	—
EQ/International Managed Volatility Portfolio(d)	38,156,422	414,155,496	46,318,379	(15,579,084)	5,399	54,135,435	499,035,625	—	—
EQ/AB Short Duration Government Bond Portfolio(e)	9,352,908	85,511,569	10,574,384	(3,886,180)	12,474	2,048,350	94,260,597	3,924	—
EQ/Core Bond Index Portfolio	31,006,474	286,847,520	30,442,025	(17,518,351)	(59,530)	18,797,611	318,509,275	—	—
EQ/Intermediate Government Bond Portfolio	32,609,776	315,648,065	33,603,283	(19,086,483)	18,959	14,626,073	344,809,897	17,268	—

Total		3,433,655,989	330,984,408	(238,890,387)	420,661	510,974,967	4,037,145,638	21,192	901,868

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA 400 Managed Volatility Portfolio.

(c)	Formerly known as AXA 2000 Managed Volatility Portfolio.

(d)	Formerly known as AXA International Managed Volatility Portfolio.

(e)	Formerly known as AXA/AB Short Duration Government Bond Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,037,145,638	$—	$4,037,145,638

Total Assets	$—	$4,037,145,638	$—	$4,037,145,638

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,037,145,638	$—	$4,037,145,638

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$597,346,974
Aggregate gross unrealized depreciation	(2,102,560)

Net unrealized appreciation	$595,244,414

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,441,901,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
EQ/500 Managed Volatility Portfolio‡	13,767,716	$359,341,737
EQ/Franklin Balanced Managed Volatility Portfolio‡	31,213,065	351,516,718
EQ/Templeton Global Equity Managed Volatility Portfolio‡	29,596,062	352,525,611

Total Investments in Securities (100.1%) (Cost $851,215,855)		1,063,384,066
Other Assets Less Liabilities (-0.1%)		(1,282,388)

Net Assets (100%)		$1,062,101,678

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/500 Managed Volatility Portfolio(a)	13,767,716	343,152,172	2,532,563	(51,501,258)	(859,318)	66,017,578	359,341,737	—	161,882
EQ/Franklin Balanced Managed Volatility Portfolio(b)	31,213,065	357,333,157	4,470,681	(50,301,258)	1,055,505	38,958,633	351,516,718	—	—
EQ/Templeton Global Equity Managed Volatility Portfolio(c)	29,596,062	334,615,010	17,470,792	(39,313,049)	1,209,454	38,543,404	352,525,611	—	—

Total		1,035,100,339	24,474,036	(141,115,565)	1,405,641	143,519,615	1,063,384,066	—	161,882

(a)	Formerly known as AXA 500 Managed Volatility Portfolio.

(b)	Formerly known as AXA/Franklin Balanced Managed Volatility Portfolio.

(c)	Formerly known as AXA/Templeton Global Equity Managed Volatility Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,063,384,066	$—	$1,063,384,066

Total Assets	$—	$1,063,384,066	$—	$1,063,384,066

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,063,384,066	$—	$1,063,384,066

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,345,180
Aggregate gross unrealized depreciation	(1,367,184)

Net unrealized appreciation	$211,977,996

Federal income tax cost of investments in securities and derivative instruments, if applicable	$851,406,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.7%)
Energy Select Sector SPDR Fund(x)	21,210	$1,255,632
Invesco Cleantech ETF	1,880	83,870
Invesco DWA Energy Momentum ETF	4,800	124,944
Invesco Dynamic Energy Exploration & Production ETF	8,390	127,066
Invesco Dynamic Oil & Gas Services ETF	26,480	125,515
Invesco Global Clean Energy ETF	6,190	75,332
Invesco S&P SmallCap Energy ETF	31,310	221,675
Invesco WilderHill Clean Energy ETF(x)	3,922	114,405
iShares Global Clean Energy ETF(x)	15,620	170,258
iShares Global Energy ETF(x)	12,650	386,584
iShares North American Natural Resources ETF	8,840	257,067
iShares U.S. Energy ETF(x)	23,050	732,068
iShares U.S. Oil & Gas Exploration & Production ETF	2,520	128,520
iShares U.S. Oil Equipment & Services ETF(x)	6,860	120,805
SPDR S&P Oil & Gas Equipment & Services ETF(x)	18,650	135,026
SPDR S&P Oil & Gas Exploration & Production ETF(x)	6,120	136,843
Vanguard Energy ETF	10,420	812,968

Total Exchange Traded Funds (99.7%) (Cost $7,938,818)		5,008,578

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	$38,888	38,899

Repurchase Agreements (15.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $102,000.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $561,317, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $572,506. (xx)	$561,281	$561,281

Total Repurchase Agreements		761,281

Total Short-Term Investments (15.9%) (Cost $800,180)		800,180

Total Investments in Securities (115.6%) (Cost $8,738,998)		5,808,758
Other Assets Less Liabilities (-15.6%)		(782,160)

Net Assets (100%)		$5,026,598

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $1,069,469. This was collateralized by $340,760 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/49 and by cash of $761,281 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,008,578	$—	$—	$5,008,578
Short-Term Investments
Investment Company	$38,899	—	—	$38,899
Repurchase Agreements	—	761,281	—	761,281

Total Assets	$5,047,477	$761,281	$—	$5,808,758

Total Liabilities	$—	$—	$—	$—

Total	$5,047,477	$761,281	$—	$5,808,758

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,917
Aggregate gross unrealized depreciation	(2,991,321)

Net unrealized depreciation	$(2,937,404)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,746,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.5%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	16,240	$692,311
Invesco S&P 500 Low Volatility ETF(x)	11,690	676,851
Invesco S&P Emerging Markets Low Volatility ETF(x)	32,470	738,368
Invesco S&P International Developed Low Volatility ETF	48,170	1,645,482
Invesco S&P MidCap Low Volatility ETF(x)	16,290	857,017
Invesco S&P SmallCap Low Volatility ETF(x)	8,900	435,121
iShares Edge MSCI Min Vol EAFE ETF	22,370	1,639,274
iShares Edge MSCI Min Vol Emerging Markets ETF	13,650	779,278
iShares Edge MSCI Min Vol Global ETF(x)	38,690	3,665,877
iShares Edge MSCI Min Vol USA ETF	10,290	659,589
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	6,110	681,143
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	4,440	422,111

Total Exchange Traded Funds (99.5%) (Cost $10,550,827)		12,892,422

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	15,294	15,299

	Principal Amount	Value (Note 1)
Repurchase Agreements (15.7%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $300,020, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,436,647, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,465,285.(xx)	1,436,554	1,436,554

Total Repurchase Agreements		2,036,554

Total Short-Term Investments (15.8%) (Cost $2,051,853)		2,051,853

Total Investments in Securities (115.3%) (Cost $12,602,680)		14,944,275
Other Assets Less Liabilities (-15.3%)		(1,983,798)

Net Assets (100%)		$12,960,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $2,111,306. This was collateralized by $115,887 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $2,036,554 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,892,422	$—	$—	$12,892,422
Short-Term Investments
Investment Company	15,299	—	—	15,299
Repurchase Agreements	—	2,036,554	—	2,036,554

Total Assets	$12,907,721	$2,036,554	$—	$14,944,275

Total Liabilities	$—	$—	$—	$—

Total	$12,907,721	$2,036,554	$—	$14,944,275

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,415,378
Aggregate gross unrealized depreciation	(75,996)

Net unrealized appreciation	$2,339,382

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,604,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.8%)
iShares Core MSCI EAFE ETF	35,640	$2,176,535
iShares Core S&P 500 ETF	7,760	2,316,515
iShares Core S&P Mid-Cap ETF	4,140	799,972
iShares Core S&P Small-Cap ETF	2,560	199,270
iShares MSCI EAFE ETF	9,570	624,060
iShares Russell 2000 ETF	1,090	164,961
Vanguard Large-Cap ETF	5,540	755,268
Vanguard S&P 500 ETF	8,470	2,308,922

Total Equity		9,345,503

Fixed Income (43.9%)
Vanguard Intermediate-Term Corporate Bond ETF	83,560	7,624,014

Total Exchange Traded Funds (97.7%) (Cost $16,599,010)		16,969,517

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	35,962	35,973

Total Short-Term Investment (0.2%) (Cost $35,972)		35,973

Total Investments in Securities (97.9%) (Cost $16,634,982)		17,005,490
Other Assets Less Liabilities (2.1%)		362,325

Net Assets (100%)		$17,367,815

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$16,969,517	$—	$—	$16,969,517
Short-Term Investment
Investment Company	35,973	—	—	35,973

Total Assets	$17,005,490	$—	$—	$17,005,490

Total Liabilities	$—	$—	$—	$—

Total	$17,005,490	$—	$—	$17,005,490

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,570
Aggregate gross unrealized depreciation	(2,062)

Net unrealized appreciation	$370,508

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,634,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (45.3%)
IQ Merger Arbitrage ETF	15,740	$504,467
JPMorgan Diversified Alternatives ETF	19,830	494,758
JPMorgan Long/Short ETF	7,030	154,564
ProShares Hedge Replication ETF(x)	11,090	502,543
ProShares RAFI Long/Short‡	9,810	341,977
WisdomTree Managed Futures Strategy Fund	13,080	497,825

Total Alternatives		2,496,134

Commodity (17.1%)
Invesco DB Base Metals Fund	4,750	70,158
Invesco DB Commodity Index
Tracking Fund	17,430	262,147
Invesco DB Gold Fund	8,130	365,484
Invesco DB Precious Metals Fund	1,200	49,176
Invesco DB Silver Fund	970	24,150
iShares Commodities Select
Strategy ETF(x)	5,480	172,839

Total Commodity		943,954

Equity (10.7%)
iShares Core US REIT ETF(x)	4,600	255,530
iShares MSCI Global Agriculture Producers ETF	3,100	85,158
Vanguard Global ex-U.S. Real Estate ETF	4,270	250,179

Total Equity		590,867

Fixed Income (18.3%)
iShares TIPS Bond ETF	2,200	255,838
SPDR Bloomberg Barclays
Convertible Securities ETF	9,590	502,995
Vanguard Short-Term Inflation-Protected Securities ETF(x)	5,070	248,684

Total Fixed Income		1,007,517

Specialty (8.4%)
Invesco DB G10 Currency Harvest Fund	18,990	464,875

Total Exchange Traded Funds (99.8%) (Cost $5,507,758)		5,503,347

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (8.8%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $432,439, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $441,059.(xx)	$432,411	432,411
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $53,786, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $54,858.(xx)	53,782	53,782

Total Repurchase Agreements		486,193

Total Short-Term Investments (8.8%) (Cost $486,193)		486,193

Total Investments in Securities (108.6%) (Cost $5,993,951)		5,989,540
Other Assets Less Liabilities (-8.6%)		(475,912)

Net Assets (100%)		$5,513,628

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $563,294. This was collateralized by $89,588 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $486,193 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ProShares RAFI Long/Short**	9,810	434,555	—	(79,975)	(6,460)	(6,143)	341,977	5,395	—

**	Not affiliated at December 31, 2018

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,503,347	$—	$—	$5,503,347
Short-Term Investments
Repurchase Agreements	$—	$486,193	$—	$486,193

Total Assets	$5,503,347	$486,193	$—	$5,989,540

Total Liabilities	$—	$—	$—	$—

Total	$5,503,347	$486,193	$—	$5,989,540

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,593
Aggregate gross unrealized depreciation	(110,979)

Net unrealized appreciation	$4,614

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,984,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (4.5%)
Banks (3.6%)
Bank of America Corp.
7.250%	250	$374,802
Wells Fargo & Co.
7.500%	350	532,872

		907,674

Insurance (0.5%)
Assurant, Inc.
6.500%	920	115,018

Thrifts & Mortgage Finance (0.4%)
New York Community Capital Trust V
6.000%(x)	2,250	112,500

Total Financials		1,135,192

Health Care (3.8%)
Health Care Equipment & Supplies (2.9%)
Becton Dickinson and Co.
6.125%	6,316	391,024
Danaher Corp.
4.750%	304	346,575

		737,599

Health Care Technology (0.3%)
Change Healthcare, Inc.
6.000%	1,389	66,283

Life Sciences Tools & Services (0.6%)
Avantor, Inc.
6.250%	2,993	160,694

Total Health Care		964,576

Industrials (0.9%)
Machinery (0.9%)
Fortive Corp.
5.000%	213	192,154
Rexnord Corp.
5.750%	750	41,100

Total Industrials		233,254

Information Technology (0.8%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
8.000%*	193	197,899

Total Information Technology		197,899

Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
6.000%	1,470	69,149

Total Materials		69,149

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Crown Castle International Corp. (REIT)
6.875%	130	164,082

Total Real Estate		164,082

Utilities (1.2%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.
6.125%	1,360	74,909

Multi-Utilities (0.9%)
Sempra Energy
6.000%	1,800	212,760

Total Utilities		287,669

Total Convertible Preferred Stocks (12.2%) (Cost $2,825,392)		3,051,821

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (29.9%)
iShares Convertible Bond ETF	1,020	59,303
SPDR Bloomberg Barclays Convertible Securities ETF	141,860	7,440,557

Total Exchange Traded Funds (29.9%) (Cost $6,817,341)		7,499,860

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.2%)
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
Vonage Holdings Corp.
1.750%, 6/1/24§	$73,000	75,300

Entertainment (1.2%)
Live Nation Entertainment, Inc.
2.500%, 3/15/23	71,000	83,240
Pandora Media LLC
1.750%, 12/1/23	120,000	139,895
Zynga, Inc.
0.250%, 6/1/24§	69,000	68,681

		291,816

Interactive Media & Services (0.6%)
Momo, Inc.
1.250%, 7/1/25	38,000	34,215
Twitter, Inc.
0.250%, 6/15/24	107,000	113,246

		147,461

Media (1.3%)
DISH Network Corp.
3.375%, 8/15/26	282,000	258,370
Liberty Interactive LLC
1.750%, 9/30/46§	56,000	72,548

		330,918

Total Communication Services		845,495

Consumer Discretionary (5.0%)
Diversified Consumer Services (0.4%)
Chegg, Inc.
0.125%, 3/15/25§	115,000	105,162

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Corp.
5.000%, 10/1/24	119,000	202,097

Internet & Direct Marketing Retail (2.8%)
Booking Holdings, Inc.
0.350%, 6/15/20	208,000	310,894
Etsy, Inc.
(Zero Coupon), 3/1/23	70,000	117,734
IAC Financeco 3, Inc.
2.000%, 1/15/30§	207,000	223,036
Wayfair, Inc.
0.375%, 9/1/22(x)	45,000	55,603

		707,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Specialty Retail (1.0%)
Guess?, Inc.
2.000%, 4/15/24§	$68,000	$67,892
RH
(Zero Coupon), 6/15/23	155,000	167,739

		235,631

Total Consumer Discretionary		1,250,157

Consumer Staples (0.3%)
Personal Products (0.3%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	92,000	85,816

Total Consumer Staples		85,816

Energy (0.6%)
Energy Equipment & Services (0.3%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	88,000	82,154

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	64,785

Total Energy		146,939

Financials (1.6%)
Capital Markets (0.6%)
New Mountain Finance Corp.
5.750%, 8/15/23	138,000	144,415

Consumer Finance (0.4%)
Encore Capital Group, Inc.
3.250%, 10/1/25§	50,000	52,023
PRA Group, Inc.
3.500%, 6/1/23	53,000	53,691

		105,714

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	32,157

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.
0.625%, 6/1/22	69,000	110,524

Total Financials		392,810

Health Care (13.0%)
Biotechnology (5.8%)
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	189,000	194,639
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	72,100
Exact Sciences Corp.
0.375%, 3/15/27	262,000	282,646
Incyte Corp.
1.250%, 11/15/20	58,000	86,350
Inovio Pharmaceuticals, Inc.
6.500%, 3/1/24§	45,000	30,937
Insmed, Inc.
1.750%, 1/15/25	104,000	86,687
Invitae Corp.
2.000%, 9/1/24§	15,000	14,899
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	56,000	63,866
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	199,000	165,857
Medicines Co. (The)
2.500%, 1/15/22	76,000	114,236
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	95,000	130,075
Repligen Corp.
0.375%, 7/15/24	46,000	45,483
Retrophin, Inc.
2.500%, 9/15/25	36,000	26,648
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	115,000	151,933

		1,466,356

Health Care Equipment & Supplies (3.1%)
CONMED Corp.
2.625%, 2/1/24§	98,000	121,285
DexCom, Inc.
0.750%, 5/15/22	81,000	128,571
Insulet Corp.
1.375%, 11/15/24	81,000	148,813
0.375%, 9/1/26§	46,000	46,640
Nevro Corp.
1.750%, 6/1/21	110,000	125,334
NuVasive, Inc.
2.250%, 3/15/21	31,000	36,619
Wright Medical Group NV
2.250%, 11/15/21	135,000	157,517

		764,779

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.750%, 10/15/42	33,000	110,390
Molina Healthcare, Inc.
1.125%, 1/15/20	52,000	140,383

		250,773

Health Care Technology (1.0%)
Evolent Health, Inc.
2.000%, 12/1/21	79,000	69,174
Teladoc Health, Inc.
3.000%, 12/15/22	108,000	184,039

		253,213

Life Sciences Tools & Services (0.8%)
Illumina, Inc.
0.500%, 6/15/21	120,000	158,991
(Zero Coupon), 8/15/23(x)	46,000	50,888

		209,879

Pharmaceuticals (1.3%)
Dermira, Inc.
3.000%, 5/15/22	93,000	78,178
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	63,000	73,328
Jazz Investments I Ltd.
1.875%, 8/15/21	141,000	141,102
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	56,000	40,486

		333,094

Total Health Care		3,278,094

Industrials (4.2%)
Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	85,000	70,390
Echo Global Logistics, Inc.
2.500%, 5/1/20	137,000	136,315

		206,705

Building Products (0.3%)
Patrick Industries, Inc.
1.000%, 2/1/23	83,000	74,869

Construction & Engineering (0.9%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	107,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Tutor Perini Corp.
2.875%, 6/15/21(x)	$125,000	$118,828

		226,307

Machinery (1.7%)
Chart Industries, Inc.
1.000%, 11/15/24§	80,000	100,099
Fortive Corp.
0.875%, 2/15/22§	136,000	134,555
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	187,000	177,390

		412,044

Transportation Infrastructure (0.5%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	140,000	127,750

Total Industrials		1,047,675

Information Technology (26.1%)
Communications Equipment (1.8%)
Infinera Corp.
2.125%, 9/1/24	76,000	65,935
InterDigital, Inc.
2.000%, 6/1/24§	139,000	136,481
Lumentum Holdings, Inc.
0.250%, 3/15/24	210,000	243,077

		445,493

Electronic Equipment, Instruments & Components (0.5%)
Insight Enterprises, Inc.
0.750%, 2/15/25§	46,000	47,284
TTM Technologies, Inc.
1.750%, 12/15/20	63,000	83,998

		131,282

IT Services (3.3%)
Akamai Technologies, Inc.
0.125%, 5/1/25	148,000	169,404
Euronet Worldwide, Inc.
0.750%, 3/15/49(x)§	87,000	101,844
GDS Holdings Ltd.
2.000%, 6/1/25	31,000	32,135
KBR, Inc.
2.500%, 11/1/23§	40,000	46,278
Okta, Inc.
0.250%, 2/15/23	41,000	86,190
0.125%, 9/1/25§	47,000	42,554
Square, Inc.
0.500%, 5/15/23	240,000	266,850
Twilio, Inc.
0.250%, 6/1/23	50,000	83,439

		828,694

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	64,000	238,472
Inphi Corp.
1.125%, 12/1/20	51,000	79,562
Intel Corp.
3.250%, 8/1/39	90,000	228,598
Microchip Technology, Inc.
1.625%, 2/15/25	145,000	274,661
1.625%, 2/15/27	387,000	498,190
Micron Technology, Inc.
Series F
2.125%, 2/15/33	35,000	136,793
Novellus Systems, Inc.
2.625%, 5/15/41	36,000	257,251
ON Semiconductor Corp.
1.000%, 12/1/20	296,000	345,510
Rambus, Inc.
1.375%, 2/1/23	53,000	52,510
Silicon Laboratories, Inc.
1.375%, 3/1/22	80,000	104,058
Synaptics, Inc.
0.500%, 6/15/22	119,000	110,819
Teradyne, Inc.
1.250%, 12/15/23	74,000	140,696

		2,467,120

Software (9.7%)
Blackline, Inc.
0.125%, 8/1/24§	65,000	61,981
Coupa Software, Inc.
0.125%, 6/15/25§	124,000	135,625
DocuSign, Inc.
0.500%, 9/15/23§	78,000	87,535
FireEye, Inc.
0.875%, 6/1/24	174,000	163,044
Guidewire Software, Inc.
1.250%, 3/15/25	104,000	119,087
HubSpot, Inc.
0.250%, 6/1/22	57,000	95,367
New Relic, Inc.
0.500%, 5/1/23	307,000	290,602
Nutanix, Inc.
(Zero Coupon), 1/15/23	135,000	125,972
Palo Alto Networks, Inc.
0.750%, 7/1/23	246,000	258,679
Pluralsight, Inc.
0.375%, 3/1/24§	80,000	68,597
Proofpoint, Inc.
0.250%, 8/15/24§	19,000	20,570
Q2 Holdings, Inc.
0.750%, 6/1/26§	72,000	79,474
RealPage, Inc.
1.500%, 11/15/22	63,000	99,461
ServiceNow, Inc.
(Zero Coupon), 6/1/22	66,000	126,322
Splunk, Inc.
0.500%, 9/15/23	274,000	294,403
1.125%, 9/15/25	39,000	42,632
Verint Systems, Inc.
1.500%, 6/1/21	129,000	129,703
Workday, Inc.
0.250%, 10/1/22	124,000	162,549
Zendesk, Inc.
0.250%, 3/15/23	54,000	71,306

		2,432,909

Technology Hardware, Storage & Peripherals (1.0%)
Pure Storage, Inc.
0.125%, 4/15/23	205,000	201,588
Western Digital Corp.
1.500%, 2/1/24(e)	62,000	59,365

		260,953

Total Information Technology		6,566,451

Materials (0.3%)
Metals & Mining (0.3%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	26,000	40,698
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	39,025

Total Materials		79,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	$75,000	$73,500
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	42,506

		116,006

Real Estate Management & Development (0.2%)
Redfin Corp.
1.750%, 7/15/23	62,000	56,871

Total Real Estate		172,877

Total Convertible Bonds		13,866,037

Total Long-Term Debt Securities (55.2%) (Cost $12,955,746)		13,866,037

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	729,379	729,597

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $56,914, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $58,048.(xx)	$56,910	56,910
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $47,238, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $48,180.(xx)	47,235	47,235
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $23,063, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $25,668.(xx)	23,062	23,062
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $171,287, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $174,701.(xx)	171,276	171,276

Total Repurchase Agreements		298,483

Total Short-Term Investments (4.1%) (Cost $1,028,061)		1,028,080

Total Investments in Securities (101.4%) (Cost $23,626,540)		25,445,798
Other Assets Less Liabilities (-1.4%)		(343,027)

Net Assets (100%)		$25,102,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $1,941,280 or 7.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $384,016. This was collateralized by $92,662 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $298,483 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$845,495	$—	$845,495
Consumer Discretionary	—	1,250,157	—	1,250,157
Consumer Staples	—	85,816	—	85,816
Energy	—	146,939	—	146,939
Financials	—	392,810	—	392,810
Health Care	—	3,278,094	—	3,278,094
Industrials	—	1,047,675	—	1,047,675
Information Technology	—	6,566,451	—	6,566,451
Materials	—	79,723	—	79,723
Real Estate	—	172,877	—	172,877
Convertible Preferred Stocks
Financials	1,135,192	—	—	1,135,192
Health Care	964,576	—	—	964,576
Industrials	233,254	—	—	233,254
Information Technology	197,899	—	—	197,899
Materials	69,149	—	—	69,149
Real Estate	164,082	—	—	164,082
Utilities	287,669	—	—	287,669
Exchange Traded Funds	7,499,860	—	—	7,499,860
Short-Term Investments
Investment Company	729,597	—	—	729,597
Repurchase Agreements	—	298,483	—	298,483

Total Assets	$11,281,278	$14,164,520	$—	$25,445,798

Total Liabilities	$—	$—	$—	$—

Total	$11,281,278	$14,164,520	$—	$25,445,798

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,438,812
Aggregate gross unrealized depreciation	(707,659)

Net unrealized appreciation	$1,731,153

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,714,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.9%)
Ajax Mortgage Loan Trust,
Series 2018-C A
4.360%, 9/25/65(l)§	$357,017	$361,583
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	183,656	183,821
C-BASS TRUST,
Series 2007-CB1 AF6
3.549%, 1/25/37(e)	1,320,501	604,715
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§	263,060	265,098
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	665,671	670,050
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/25/58(e)§	430,351	432,225
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	469,815	474,016
RASC Trust,
Series 2007-EMX1 A13
2.218%, 1/25/37(l)	796,332	723,424
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	292,025	293,573

Total Asset-Backed Securities		4,008,505

Collateralized Mortgage Obligations (8.4%)
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	605,542	602,508
FHLMC,
Series 358 300
3.000%, 10/15/47 STRIPS	385,073	395,331
Series 4484 CD
1.750%, 7/15/30	252,288	249,710
Series 4624 GA
2.500%, 4/15/40	350,806	353,869
Series 4749 LV
3.500%, 4/15/38	450,000	473,774
FNMA,
Series 2016-52 ZC
3.000%, 8/25/46	569,820	557,634
Series 2016-9 A
3.000%, 9/25/43	328,956	333,394
Series 2017-51 EA
3.000%, 11/25/42	379,537	386,166
Series 2018-21
(Zero Coupon), 4/25/48 PO	437,422	399,262
Series 2018-36 A
3.000%, 6/25/48	242,693	249,120
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
2.895%, 4/25/46(l)§	253,272	252,447

Total Collateralized Mortgage Obligations		4,253,215

Corporate Bonds (17.6%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	65,000	76,228
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,059
Cincinnati Bell, Inc.
7.000%, 7/15/24§	20,000	18,504
Frontier Communications Corp.
8.000%, 4/1/27§	45,000	47,407
Level 3 Financing, Inc.
5.375%, 1/15/24	40,000	40,744
4.625%, 9/15/27§	30,000	30,271
Sprint Capital Corp.
6.875%, 11/15/28	50,000	54,510
Telesat Canada
6.500%, 10/15/27§	10,000	10,175
Verizon Communications, Inc.
4.272%, 1/15/36	60,000	67,300

		376,198

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	35,000	36,965

Media (1.0%)
Cengage Learning, Inc.
9.500%, 6/15/24§	35,000	32,200
Charter Communications Operating LLC
4.908%, 7/23/25	85,000	92,976
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27§	35,000	36,456
Comcast Corp.
3.700%, 4/15/24	70,000	74,534
CSC Holdings LLC
5.250%, 6/1/24	30,000	32,250
Diamond Sports Group LLC
5.375%, 8/15/26§	25,000	25,882
Gray Television, Inc.
7.000%, 5/15/27§	50,000	54,935
iHeartCommunications, Inc.
6.375%, 5/1/26	10,000	10,788
8.375%, 5/1/27	5,000	5,395
5.250%, 8/15/27§	30,000	31,200
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	50,414
5.400%, 10/1/48	45,000	52,992
Sirius XM Radio, Inc.
5.500%, 7/1/29§	25,000	26,625

		526,647

Wireless Telecommunication Services (0.3%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	35,000	37,439
Sprint Corp.
7.125%, 6/15/24	25,000	26,882
T-Mobile USA, Inc.
4.500%, 2/1/26	70,000	71,964

		136,285

Total Communication Services		1,076,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (1.8%)
Auto Components (0.3%)
Allison Transmission, Inc.
5.000%, 10/1/24§	$70,000	$71,312
Icahn Enterprises LP
6.375%, 12/15/25	25,000	26,257
6.250%, 5/15/26§	45,000	47,123
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	20,000	21,050

		165,742

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	20,000	22,912
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.009%, 8/7/20(k)	15,000	15,022

		37,934

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	35,000	36,148
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	35,656
Cedar Fair LP
5.250%, 7/15/29§	40,000	42,704
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	31,613
Golden Nugget, Inc.
6.750%, 10/15/24§	55,000	55,825
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	51,210
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	42,284

		295,440

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	26,000	27,138

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30§	50,000	49,844

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	60,000	61,260

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	95,000	100,583

Specialty Retail (0.3%)
Carvana Co.
8.875%, 10/1/23§	25,000	25,742
Home Depot, Inc. (The)
3.900%, 6/15/47	55,000	62,694
PetSmart, Inc.
7.125%, 3/15/23§	20,000	18,800
5.875%, 6/1/25§	17,000	16,955
Staples, Inc.
7.500%, 4/15/26§	45,000	46,238

		170,429

Total Consumer Discretionary		908,370

Consumer Staples (1.4%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	45,000	53,222
Constellation Brands, Inc.
3.150%, 8/1/29	120,000	122,486
Cott Holdings, Inc.
5.500%, 4/1/25§	30,000	31,126

		206,834

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
5.875%, 2/15/28§	30,000	31,716

Food Products (0.8%)
B&G Foods, Inc.
5.250%, 4/1/25	45,000	46,069
5.250%, 9/15/27	20,000	20,375
JBS USA LUX SA
5.875%, 7/15/24§	10,000	10,300
5.750%, 6/15/25§	5,000	5,209
6.750%, 2/15/28§	38,000	42,073
6.500%, 4/15/29§	20,000	22,175
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	62,100
Post Holdings, Inc.
5.500%, 3/1/25§	55,000	57,612
5.500%, 12/15/29§	15,000	15,619
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	119,174

		400,706

Tobacco (0.1%)
Altria Group, Inc.
5.950%, 2/14/49	55,000	64,490

Total Consumer Staples		703,746

Energy (1.9%)
Energy Equipment & Services (0.3%)
Tervita Corp.
7.625%, 12/1/21§	45,000	45,731
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	31,200
Transocean, Inc.
7.250%, 11/1/25§	25,000	22,000
USA Compression Partners LP
6.875%, 9/1/27§	65,000	67,113

		166,044

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	20,000	16,675
Cenovus Energy, Inc.
5.400%, 6/15/47	55,000	61,795
Cheniere Energy Partners LP
5.250%, 10/1/25	45,000	46,638
5.625%, 10/1/26	25,000	26,498
4.500%, 10/1/29§	15,000	15,328
Energy Transfer Operating LP
4.750%, 1/15/26	50,000	54,483
Gulfport Energy Corp.
6.375%, 5/15/25	40,000	28,800
Hess Infrastructure Partners LP
5.625%, 2/15/26§	75,000	77,813
Hilcorp Energy I LP
6.250%, 11/1/28§	20,000	18,650
Indigo Natural Resources LLC
6.875%, 2/15/26§	10,000	9,000
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	65,301
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	61,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NGL Energy Partners LP
7.500%, 4/15/26§	$15,000	$15,039
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	42,282
Occidental Petroleum Corp.
2.900%, 8/15/24	55,000	55,415
Parkland Fuel Corp.
5.875%, 7/15/27§	30,000	31,404
Parsley Energy LLC
5.625%, 10/15/27§	45,000	46,350
Peabody Energy Corp.
6.000%, 3/31/22§	25,000	25,031
QEP Resources, Inc.
5.625%, 3/1/26	15,000	12,923
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	60,533
Sunoco LP
5.500%, 2/15/26	25,000	26,060
6.000%, 4/15/27	15,000	15,956

		813,755

Total Energy		979,799

Financials (4.0%)
Banks (1.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	50,000	54,635
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	55,000	56,834
Bank of Nova Scotia (The)
3.400%, 2/11/24	90,000	94,030
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.224%, 5/17/24(k)	95,000	96,047
Commonwealth Bank of Australia
3.900%, 7/12/47§	40,000	44,810
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.878%, 3/2/23(k)	105,000	105,118
Santander Holdings USA, Inc.
3.400%, 1/18/23	90,000	92,106

		543,580

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	90,000	94,313
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	90,000	93,962

		188,275

Consumer Finance (1.5%)
American Express Co.
3.400%, 2/22/24	90,000	94,169
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	30,000	32,151
3.950%, 7/1/24§	90,000	92,342
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.986%, 1/30/23(k)	155,000	153,938
Discover Financial Services
4.100%, 2/9/27	70,000	74,536
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.278%, 1/5/23(k)	150,000	148,830
3.950%, 4/13/24	10,000	10,291
John Deere Capital Corp.
3.450%, 1/10/24	75,000	78,915
2.600%, 3/7/24	15,000	15,307
Springleaf Finance Corp.
6.625%, 1/15/28	30,000	32,184
Synchrony Financial
3.950%, 12/1/27	55,000	56,166

		788,829

Diversified Financial Services (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	40,000	42,250
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	65,000	69,631
Verscend Escrow Corp.
9.750%, 8/15/26§	44,000	46,799

		158,680

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	45,000	45,844
Athene Global Funding
3.000%, 7/1/22§	95,000	96,467
Liberty Mutual Group, Inc.
3.951%, 10/15/50§	30,000	30,163
NFP Corp.
6.875%, 7/15/25§	45,000	44,662
Prudential Financial, Inc.
3.905%, 12/7/47	40,000	42,588
Willis North America, Inc.
4.500%, 9/15/28	40,000	43,979

		303,703

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	36,400

Total Financials		2,019,467

Health Care (1.6%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	63,992

Health Care Providers & Services (1.2%)
Anthem, Inc.
2.375%, 1/15/25	25,000	24,890
Centene Corp.
4.750%, 1/15/25	14,000	14,357
5.375%, 6/1/26§	5,000	5,219
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.193%, 7/15/23(k)	70,000	70,158
4.900%, 12/15/48	85,000	97,340
CVS Health Corp.
5.050%, 3/25/48	80,000	90,710
HCA, Inc.
5.375%, 9/1/26	30,000	32,886
4.125%, 6/15/29	55,000	57,629
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	41,513
Select Medical Corp.
6.250%, 8/15/26§	40,000	41,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
5.125%, 11/1/27§	$45,000	$46,332
WellCare Health Plans, Inc.
5.375%, 8/15/26§	55,000	58,633
West Street Merger Sub, Inc.
6.375%, 9/1/25§	10,000	9,200

		590,767

Life Sciences Tools & Services (0.1%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	50,513

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	20,000	21,019
5.750%, 8/15/27§	25,000	26,953
7.000%, 1/15/28§	30,000	32,238
7.250%, 5/30/29§	30,000	32,732

		112,942

Total Health Care		818,214

Industrials (2.2%)
Aerospace & Defense (0.4%)
Bombardier, Inc.
6.000%, 10/15/22§	35,000	34,781
Lockheed Martin Corp.
4.700%, 5/15/46	75,000	95,210
TransDigm, Inc.
6.250%, 3/15/26§	55,000	58,933
6.375%, 6/15/26	20,000	21,050

		209,974

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	90,000	92,502

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	39,000	40,609
Owens Corning
4.400%, 1/30/48	55,000	50,599

		91,208

Commercial Services & Supplies (0.3%)
Aramark Services, Inc.
5.000%, 4/1/25§	25,000	25,781
Clean Harbors, Inc.
4.875%, 7/15/27§	40,000	41,700
Garda World Security Corp.
8.750%, 5/15/25§	35,000	35,948
GFL Environmental, Inc.
8.500%, 5/1/27§	20,000	22,175
Waste Management, Inc.
4.000%, 7/15/39	40,000	45,355

		170,959

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	40,000	41,890

Industrial Conglomerates (0.1%)
General Electric Co.
5.875%, 1/14/38	45,000	54,063

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	25,000	26,427
6.375%, 2/15/26§	10,000	10,747

		37,174

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	45,000	49,163

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	50,000	52,067
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	58,332
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	19,950

		130,349

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.250%, 3/1/25	95,000	96,266
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	65,000	63,609
United Rentals North America, Inc.
6.500%, 12/15/26	30,000	32,648
5.250%, 1/15/30	30,000	31,406

		223,929

Total Industrials		1,101,211

Information Technology (0.6%)
Communications Equipment (0.1%)
CommScope, Inc.
5.500%, 3/1/24§	10,000	10,247
6.000%, 3/1/26§	25,000	25,838

		36,085

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24(x)§	20,000	11,150
Tempo Acquisition LLC
6.750%, 6/1/25§	55,000	56,529

		67,679

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	55,000	57,723

Software (0.3%)
CDK Global, Inc.
5.250%, 5/15/29§	15,000	15,544
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	43,192
Informatica LLC
7.125%, 7/15/23§	70,000	71,188

		129,924

Total Information Technology		291,411

Materials (0.5%)
Chemicals (0.3%)
Mosaic Co. (The)
4.050%, 11/15/27	90,000	93,259
Nutrien Ltd.
4.200%, 4/1/29	40,000	43,920

		137,179

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	25,000	22,803
Westrock Co.
3.750%, 3/15/25	50,000	52,515

		75,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	$40,000	$35,600

Total Materials		248,097

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	85,000	90,558
4.850%, 4/15/49	15,000	18,455
American Tower Corp. (REIT)
3.950%, 3/15/29	40,000	42,871
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	40,000	42,329
ESH Hospitality, Inc. (REIT)
4.625%, 10/1/27§	15,000	15,058
Iron Mountain, Inc. (REIT)
4.875%, 9/15/29§	25,000	25,323
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	47,092
4.625%, 8/1/29	25,000	25,719
Public Storage (REIT)
3.385%, 5/1/29	40,000	42,865
Simon Property Group LP (REIT)
2.450%, 9/13/29	25,000	24,452
Welltower, Inc. (REIT)
3.950%, 9/1/23	90,000	95,256

		469,978

Total Real Estate		469,978

Utilities (0.6%)
Electric Utilities (0.3%)
Georgia Power Co.
Series A
2.200%, 9/15/24	50,000	49,412
Monongahela Power Co.
5.400%, 12/15/43§	50,000	67,003
Southern California Edison Co.
4.000%, 4/1/47	30,000	31,906

		148,321

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	35,000	42,186

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
5.250%, 6/1/26§	45,000	46,519
NRG Energy, Inc.
5.250%, 6/15/29§	35,000	37,592

		84,111

Total Utilities		274,618

Total Corporate Bonds		8,891,006

Mortgage-Backed Securities (3.6%)
FHLMC
3.000%, 9/1/46	527,090	539,901
4.000%, 4/1/47	356,607	373,598
4.000%, 10/1/48	85,352	89,052
UMBS
3.000%, 4/1/37	395,922	406,808
2.500%, 2/1/47	426,541	426,786

Total Mortgage-Backed Securities		1,836,145

U.S. Treasury Obligations (10.9%)
U.S. Treasury Bonds
3.125%, 2/15/43	190,000	226,627
3.625%, 8/15/43	150,000	193,453
3.750%, 11/15/43	150,000	197,309
2.750%, 11/15/47	200,000	226,492
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	281,536	311,751
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	142,255	150,924
U.S. Treasury Notes
2.875%, 10/15/21	350,000	358,531
1.750%, 11/30/21	430,000	430,974
2.500%, 1/15/22	160,000	163,100
2.625%, 2/28/23	350,000	362,065
2.500%, 3/31/23	290,000	299,108
2.750%, 4/30/23	280,000	291,359
1.625%, 5/31/23	230,000	230,454
1.875%, 8/31/24	120,000	121,770
2.125%, 9/30/24	300,000	307,910
2.250%, 10/31/24	300,000	309,838
2.750%, 2/28/25	160,000	169,647
3.000%, 9/30/25	210,000	226,669
2.375%, 5/15/27	240,000	252,886
2.250%, 8/15/27	300,000	313,617
2.250%, 11/15/27	330,000	345,243

Total U.S. Treasury Obligations		5,489,727

Total Long-Term Debt Securities (48.4%) (Cost $23,699,498)		24,478,598

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	420	512,879
Facebook, Inc., Class A*	2,257	401,926

		914,805

Total Communication Services		914,805

Consumer Discretionary (3.8%)
Hotels, Restaurants & Leisure (0.5%)
Domino’s Pizza, Inc.	878	214,750

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	369	640,551
Booking Holdings, Inc.*	115	225,700

		866,251

Multiline Retail (1.1%)
Dollar General Corp.	1,913	304,052
Target Corp.	2,347	250,918

		554,970

Specialty Retail (0.5%)
O’Reilly Automotive, Inc.*	643	256,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Discretionary		$1,892,213

Consumer Staples (1.4%)
Beverages (0.3%)
Constellation Brands, Inc., Class A	646	133,903

Food & Staples Retailing (0.3%)
Sysco Corp.	1,891	150,145

Tobacco (0.8%)
Philip Morris International, Inc.	5,328	404,555

Total Consumer Staples		688,603

Energy (1.5%)
Energy Equipment & Services (0.4%)
Halliburton Co.	6,116	115,287
Patterson-UTI Energy, Inc.	7,662	65,510

		180,797

Oil, Gas & Consumable Fuels (1.1%)
Continental Resources, Inc.*	4,091	125,962
Devon Energy Corp.	7,166	172,414
Pioneer Natural Resources Co.	2,182	274,430

		572,806

Total Energy		753,603

Financials (3.0%)
Banks (1.4%)
Citigroup, Inc.	5,420	374,414
Wells Fargo & Co.	6,409	323,270

		697,684

Capital Markets (0.9%)
Charles Schwab Corp. (The)	5,125	214,379
Intercontinental Exchange, Inc.	2,569	237,041

		451,420

Insurance (0.7%)
Aflac, Inc.	4,447	232,667
Willis Towers Watson plc	786	151,675

		384,342

Total Financials		1,533,446

Health Care (4.2%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,347	90,788

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	3,372	282,135
Alcon, Inc.(x)*	1,608	93,730
Boston Scientific Corp.*	6,801	276,733

		652,598

Health Care Providers & Services (1.1%)
Anthem, Inc.	956	229,536
UnitedHealth Group, Inc.	1,514	329,022

		558,558

Pharmaceuticals (1.6%)
AstraZeneca plc (ADR)	7,496	334,097
Novartis AG (ADR)	3,031	263,394
Zoetis, Inc.	1,849	230,367

		827,858

Total Health Care		2,129,802

Industrials (2.6%)
Aerospace & Defense (1.7%)
Boeing Co. (The)	1,009	383,894
Lockheed Martin Corp.	625	243,788
Northrop Grumman Corp.	670	251,109

		878,791

Air Freight & Logistics (0.3%)
FedEx Corp.	1,065	155,032

Industrial Conglomerates (0.6%)
Honeywell International, Inc.	1,661	281,041

Total Industrials		1,314,864

Information Technology (6.3%)
Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	7,001	199,668

IT Services (1.7%)
Cognizant Technology Solutions Corp., Class A	3,409	205,443
PayPal Holdings, Inc.*	2,671	276,689
Visa, Inc., Class A	2,382	409,728

		891,860

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	2,248	251,169
Lam Research Corp.	955	220,710

		471,879

Software (2.7%)
Adobe, Inc.*	1,128	311,610
Microsoft Corp.	6,393	888,819
Splunk, Inc.*	1,250	147,325

		1,347,754

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	1,308	292,953

Total Information Technology		3,204,114

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	1,686	372,825

Total Real Estate		372,825

Utilities (0.6%)
Electric Utilities (0.6%)
NextEra Energy, Inc.	1,272	296,363

Total Utilities		296,363

Total Common Stock (25.9%) (Cost $11,569,444)		13,100,638

INVESTMENT COMPANIES:
Fixed Income (6.1%)
DoubleLine Floating Rate Fund‡	125,584	1,200,581
DoubleLine Global Bond Fund‡	184,756	1,906,686

Total Investment Companies (6.1%) (Cost $3,132,360)		3,107,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,498, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,528.(xx)	$1,498	$1,498
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,243, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,268.(xx)	1,243	1,243
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $607,collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $676.(xx)	607	607
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $5,577, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $5,689.(xx)	5,577	5,577

Total Repurchase Agreements		8,925

U.S. Treasury Obligations (15.8%)
U.S. Treasury Bills
1.52%, 10/8/19(p)	7,000,000	6,997,638
1.79%, 2/6/20(p)	1,000,000	993,618

Total U.S. Treasury Obligations		7,991,256

Total Short-Term Investments (15.8%) (Cost $7,999,505)		8,000,181

Total Investments in Securities (96.2%) (Cost $46,400,807)		48,686,684
Other Assets Less Liabilities (3.8%)		1,947,837

Net Assets (100%)		$50,634,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $6,699,471 or 13.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $83,715. This was collateralized by $77,063 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19 - 5/15/47 and by cash of $8,925 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only
STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	125,584	2,467,491	—	(1,300,000)	(40,441)	73,531	1,200,581	100,280	—
DoubleLine Global Bond Fund, Class I	184,756	1,671,972	650,000	(450,000)	7,801	26,913	1,906,686	18,235	—

Total		4,139,463	650,000	(1,750,000)	(32,640)	100,444	3,107,267	118,515	—

OTC Total return swap contracts outstanding as of September 30, 2019 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	11/4/2019	USD 8,699,999	294,483
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	11/4/2019	USD 100,000	(1,504)

							292,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,008,505	$—	$4,008,505
Collateralized Mortgage Obligations	—	4,253,215	—	4,253,215
Common Stocks
Communication Services	914,805	—	—	914,805
Consumer Discretionary	1,892,213	—	—	1,892,213
Consumer Staples	688,603	—	—	688,603
Energy	753,603	—	—	753,603
Financials	1,533,446	—	—	1,533,446
Health Care	2,129,802	—	—	2,129,802
Industrials	1,314,864	—	—	1,314,864
Information Technology	3,204,114	—	—	3,204,114
Real Estate	372,825	—	—	372,825
Utilities	296,363	—	—	296,363
Corporate Bonds
Communication Services	—	1,076,095	—	1,076,095
Consumer Discretionary	—	908,370	—	908,370
Consumer Staples	—	703,746	—	703,746
Energy	—	979,799	—	979,799
Financials	—	2,019,467	—	2,019,467
Health Care	—	818,214	—	818,214
Industrials	—	1,101,211	—	1,101,211
Information Technology	—	291,411	—	291,411
Materials	—	248,097	—	248,097
Real Estate	—	469,978	—	469,978
Utilities	—	274,618	—	274,618
Investment Companies	3,107,267	—	—	3,107,267
Mortgage-Backed Securities	—	1,836,145	—	1,836,145
Short-Term Investments
Repurchase Agreements	—	8,925	—	8,925
U.S. Treasury Obligations	—	7,991,256	—	7,991,256
Total Return Swaps	—	294,483	—	294,483
U.S. Treasury Obligations	—	5,489,727	—	5,489,727

Total Assets	$16,207,905	$32,773,262	$—	$48,981,167

Liabilities:
Total Return Swaps	$—	$(1,504)	$—	$(1,504)

Total Liabilities	$—	$(1,504)	$—	$(1,504)

Total	$16,207,905	$32,771,758	$—	$48,979,663

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,667,397
Aggregate gross unrealized depreciation	(1,132,379)

Net unrealized appreciation	$2,535,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$46,444,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.0%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$965,509	$970,959
AIMCO CLO,
Series 2018-AA D
4.853%, 4/17/31(l)§	500,000	465,156
ALM XII Ltd.,
Series 2015-12A C1R2
4.972%, 4/16/27(l)§	500,000	492,726
Apidos CLO XII,
Series 2013-12A DR
4.903%, 4/15/31(l)§	500,000	467,915
Apidos CLO XXI,
Series 2015-21A CR
4.750%, 7/18/27(l)§	500,000	484,601
Atrium IX,
Series 9A DR
5.744%, 5/28/30(l)§	500,000	491,304
Babson CLO Ltd.,
Series 2015-2A DR
5.228%, 10/20/30(l)§	500,000	479,601
Series 2015-IA DR
4.878%, 1/20/31(l)§	500,000	465,488
Barings CLO Ltd.,
Series 2017-1A D
5.900%, 7/18/29(l)§	500,000	499,982
Series 2019-1A D
6.153%, 4/15/31(l)§	500,000	495,119
Series 2019-2A C
6.153%, 4/15/31(l)§	500,000	498,347
CAL Funding III Ltd.,
Series 2018-1A A
3.960%, 2/25/43§	462,917	478,443
Canyon Capital CLO Ltd.,
Series 2014-1A CR
5.016%, 1/30/31(l)§	500,000	474,899
Series 2017-1A D
5.903%, 7/15/30(l)§	500,000	495,788
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	481,352	488,669
CBAM Ltd.,
Series 2019-10A B
4.619%, 4/20/32(l)§	500,000	501,100
CLI Funding LLC,
Series 2018-1A A
4.030%, 4/18/43§	425,756	433,073
Cook Park CLO Ltd.,
Series 2018-1A D
4.903%, 4/17/30(l)§	500,000	467,784
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
5.258%, 8/15/31(l)§	500,000	485,479
Dryden 57 CLO Ltd.,
Series 2018-57A D
4.708%, 5/15/31(l)§	500,000	467,522
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	164,504	164,016
Elmwood CLO II Ltd.,
Series 2019-2A B
4.645%, 4/20/31(l)§	500,000	499,976
ENA Norte Trust,
4.950%, 4/25/23(m)	428,965	441,565
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	503,749
Fremont Home Loan Trust,
Series 2006-D 1A1
2.158%, 11/25/36(l)	6,520,917	4,557,777
Gilbert Park CLO Ltd.,
Series 2017-1A D
5.253%, 10/15/30(l)§	500,000	484,156
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
5.128%, 4/20/30(l)§	1,000,000	949,537
GPMT Ltd.,
Series 2019-FL2 D
4.978%, 2/22/36(l)§	459,000	461,874
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49§	573,156	600,340
Invitation Homes Trust,
Series 2017-SFR2 E
4.275%, 12/17/36(l)§	85,682	85,682
Series 2018-SFR1 C
3.275%, 3/17/37(l)§	740,000	739,998
Series 2018-SFR1 D
3.475%, 3/17/37(l)§	490,000	488,987
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	480,149	484,115
LCM 28 Ltd.,
Series 28A D
5.228%, 10/20/30(l)§	500,000	474,242
Long Point Park CLO Ltd.,
Series 2017-1A C
4.703%, 1/17/30(l)§	500,000	464,255
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
5.228%, 10/22/30(l)§	500,000	477,921
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	362,478	375,895
Series 2018-2GS A
4.200%, 2/22/44§	583,210	603,995
Newark BSL CLO 2 Ltd.,
5.925%, 7/25/30(l)§	500,000	492,775
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	560,546	576,073
Octagon Investment Partners 31 LLC,
Series 2017-1A D
5.978%, 7/20/30(l)§	500,000	497,896
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
4.778%, 1/20/30(l)§	500,000	463,820
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
6.003%, 7/19/30(l)§	500,000	489,653
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
5.328%, 10/20/30(l)§	500,000	479,705
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	1,000,000	998,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SBA Tower Trust (REIT),
3.168%, 4/11/22§	$250,000	$253,252
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	56,559	57,046
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	250,376
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42§	453,820	467,835
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	483,333	491,674
Thacher Park CLO Ltd.,
Series 2014-1A D1R
5.678%, 10/20/26(l)§	500,000	500,091
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
5.203%, 1/15/31(l)§	500,000	470,882
Series 2014-2A ER
8.053%, 1/15/31(l)§	500,000	427,393
Series 2015-2A ER
7.853%, 10/15/27(l)§	500,000	468,689
Series 2017-1A D
6.050%, 4/18/29(l)§	250,000	250,001
Series 2017-3A D
5.453%, 10/15/30(l)§	500,000	482,099
Series 2018-1A D
5.203%, 7/15/30(l)§	500,000	472,903
Series 2018-1A E
7.803%, 7/15/30(l)§	500,000	442,423
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	752,332	768,703
Triton Container Finance V LLC,
Series 2018-1A A
3.950%, 3/20/43§	425,000	426,730
USQ Rail I LLC,
Series 2018-1 A1
3.783%, 4/25/48§	404,978	418,334
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	492,083	511,503
VERDE CLO Ltd.,
Series 2019-1A D
6.364%, 4/15/32(l)§	1,000,000	999,520
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	1,460,127	1,467,866
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	988,093	1,051,490
Voya CLO Ltd.,
Series 2017-3A C
5.828%, 7/20/30(l)§	500,000	486,004
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	1,000,000	999,956

Total Asset-Backed Securities		39,125,657

Collateralized Mortgage Obligations (15.1%)
Alternative Loan Trust,
Series 2005-69 A1
3.446%, 12/25/35(l)	2,320,447	2,253,912
Series 2006-19CB A15
6.000%, 8/25/36	274,843	241,104
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	377,374	365,518
Series 2007-5 3A1
6.000%, 7/25/37	2,652,081	2,444,665
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	3,138,104	2,730,508
Series 2006-J4 A5
6.250%, 9/25/36	509,775	371,384
Series 2007-14 A18
6.000%, 9/25/37	2,237,521	1,796,218
Series 2007-HY1 1A1
4.452%, 4/25/37(l)	347,247	343,329
Series 2007-HY1 2A1
4.136%, 3/25/37(l)	174,369	174,942
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
4.784%, 3/25/36(l)	432,199	418,950
Series 2006-AR7 2A3A
4.054%, 11/25/36(l)	920,019	879,436
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	2,164,180	2,144,092
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
2.258%, 4/25/36(l)	1,231,859	1,126,349
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,385,965	2,256,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	$1,793,237	$2,004,642
Series 4050 ND
2.500%, 9/15/41	2,310,273	2,319,004
Series 4076 QD
2.500%, 11/15/41	2,263,355	2,257,322
Series 4471 GA
3.000%, 2/15/44	591,699	609,186
Series 4483 CA
3.000%, 6/15/44	353,678	363,061
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,670,502
Series 4745 EC
3.000%, 12/15/44	1,241,394	1,265,656
Series 4750 PA
3.000%, 7/15/46	1,714,821	1,740,953
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	3,171,252	2,446,962
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	2,450,655	2,431,258
Series 2013-18 CD
1.500%, 10/25/27	831,294	819,132
Series 2013-54 NP
2.500%, 3/25/43	3,294,898	3,281,174
Series 2015-42 CA
3.000%, 3/25/44	991,710	1,025,545
Series 2015-80 CA
3.000%, 4/25/40	3,886,424	3,953,868
Series 2015-9 HA
3.000%, 1/25/45	376,035	386,122
Series 2017-98 PA
3.000%, 12/25/47	1,768,266	1,788,654
Series 2018-38 LA
3.000%, 6/25/48	1,662,081	1,683,786
Series 2018-44 PZ
3.500%, 6/25/48	1,833,478	1,948,501
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
2.258%, 4/25/47(l)	4,526,932	4,279,741
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	1,827,211	1,694,009
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,986,102	1,465,951
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	360,202	360,164
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,398,103	2,482,547
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
2.898%, 10/25/35(l)	2,001,798	1,975,724
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	292,756	294,597
Toorak Mortgage Corp. Ltd.,
Series 2018-1 A1
4.336%, 8/25/21(e)§	1,250,000	1,262,856
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	338,449	343,883
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3
4.915%, 10/25/35(l)	611,924	626,405

Total Collateralized Mortgage Obligations		65,328,465

Commercial Mortgage-Backed Securities (9.1%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B
3.528%, 3/15/36(l)§	805,000	804,998
Series 2019-CRE5 D
4.377%, 3/15/36(l)§	805,000	806,016
Series 2019-CRE6 D
4.566%, 9/15/36(l)§	904,000	905,121
BANK,
Series 2019-BN17 C
4.671%, 4/15/52(l)	494,000	545,872
Series 2019-BN19 XA
1.100%, 8/15/61 IO(l)	6,865,659	533,848
Barclays Commercial Mortgage Trust,
Series 2019-C3 B
4.096%, 5/15/52	516,000	565,676
BBCMS Mortgage Trust,
Series 2018-TALL F
5.263%, 3/15/37(l)§	550,000	552,054
BENCHMARK Mortgage Trust,
Series 2019-B10 C
3.750%, 3/15/62	494,000	515,799
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	504,790
CF Trust,
Series 2019-MF1 E
4.228%, 8/21/32(l)§	722,000	722,075
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.194%, 1/10/48 IO(l)	964,367	52,805
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	557,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.575%, 2/10/48(l)	$725,000	$748,712
Series 2015-GC35 C
4.648%, 11/10/48(l)	500,000	526,813
Series 2015-GC35 XA
1.010%, 11/10/48 IO(l)	825,886	29,053
Series 2016-GC36 B
4.914%, 2/10/49(l)	504,000	556,845
Series 2016-P4 XA
2.143%, 7/10/49 IO(l)	755,032	74,330
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	370,047
Series 2019-SST2 D
3.628%, 12/15/36(l)§	779,000	779,423
Series 2019-SST2 E
4.028%, 12/15/36(l)§	779,000	779,408
Commercial Mortgage Trust,
Series 2012-CR4 D
4.720%, 10/15/45(l)§	128,000	55,504
Series 2013-CR10 XA
0.827%, 8/10/46 IO(l)	1,735,772	40,085
Series 2013-CR11 B
5.279%, 8/10/50(l)	754,000	821,241
Series 2015-CR22 D
4.254%, 3/10/48(l)§	87,000	85,913
Series 2015-CR26 C
4.634%, 10/10/48(l)	503,000	539,326
Series 2015-CR26 XA
1.103%, 10/10/48 IO(l)	1,200,471	55,790
Series 2015-LC23 C
4.800%, 10/10/48(l)	64,000	68,855
Series 2016-CR28 C
4.801%, 2/10/49(l)	66,000	71,515
Series 2016-DC2 XA
1.174%, 2/10/49 IO(l)	962,769	49,003
Series 2018-HCLV C
3.728%, 9/15/33(l)§	439,000	438,188
CSAIL Commercial Mortgage Trust,
Series 2015-C1 B
4.044%, 4/15/50(l)	503,000	533,590
Series 2015-C1 XA
1.005%, 4/15/50 IO(l)	1,452,993	52,831
Series 2015-C4 C
4.734%, 11/15/48(l)	371,000	397,666
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.440%, 3/25/23 IO(l)	1,381	50
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.655%, 2/10/46 IO(l)	1,215,826	51,438
GS Mortgage Securities Corp. Trust,
Series 2018-FBLU F
5.277%, 11/15/35(l)§	535,000	537,006
Series 2019-SMP E
4.740%, 8/15/32(l)§	550,000	550,699
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.668%, 11/10/47(l)§	325,000	287,685
Series 2015-GC34 D
2.979%, 10/10/48	913,000	829,338
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	625,499
Series 2017-GS6 B
3.869%, 5/10/50	515,000	551,789
Series 2017-GS8 C
4.481%, 11/10/50(l)	494,000	533,716
Hospitality Mortgage Trust,
Series 2019-HIT F
5.177%, 11/15/36(l)§	510,778	513,330
IMT Trust,
Series 2017-APTS DFL
3.578%, 6/15/34(l)§	822,000	821,739
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX AM
5.464%, 1/15/49(l)	11,319	11,339
Series 2014-C20 D
4.750%, 7/15/47(l)§	546,000	508,210
Series 2015-JP1 XA
1.248%, 1/15/49 IO(l)	961,332	38,490
Series 2016-JP2 B
3.460%, 8/15/49	28,000	29,016
Series 2016-JP2 C
3.942%, 8/15/49(l)	22,000	22,753
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17 C
5.054%, 1/15/47(l)	503,000	542,872
Series 2015-C27 D
3.983%, 2/15/48(l)§	347,000	338,949
Series 2015-C28 B
3.986%, 10/15/48	500,000	527,072
Series 2015-C28 C
4.360%, 10/15/48(l)	400,000	414,912
Series 2015-C29 B
4.118%, 5/15/48(l)	503,000	534,434
Series 2015-C32 B
4.389%, 11/15/48(l)	503,000	543,476
Series 2015-C32 C
4.816%, 11/15/48(l)	91,000	97,296
Series 2016-C1 C
4.896%, 3/15/49(l)	66,000	71,347
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4 B
4.440%, 3/10/52(l)	754,000	847,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.833%, 6/15/49 IO(l)	$977,115	$68,184
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	425,069
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.707%, 3/10/49(l)§	72,000	70,442
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	128,294
Series 2015-C20 C
4.613%, 2/15/48(l)	125,000	132,124
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.144%, 6/11/42(l)	767,156	804,940
Series 2015-UBS8 XA
1.050%, 12/15/48 IO(l)	1,042,852	47,140
Series 2016-UB11 XA
1.767%, 8/15/49 IO(l)	947,596	73,120
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	78,200	79,815
SG Commercial Mortgage
Securities Trust,
Series 2016-C5 XA
2.148%, 10/10/48 IO(l)	625,387	57,783
STRU JPM-2339 COLL,
2.140%, 10/25/29(r)	3,800,000	3,781,960
UBS Commercial Mortgage Trust,
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	373,904
Series 2017-C7 C
4.739%, 12/15/50(l)	1,009,000	1,099,306
Series 2019-C16 B
4.320%, 4/15/52(l)	821,000	908,502
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	1,338,764	1,367,736
Series 2019-1 M2
4.010%, 3/25/49(l)§	347,997	355,768
Series 2019-1 M3
4.120%, 3/25/49(l)§	370,231	378,586
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5 D
4.918%, 10/15/45(l)§	511,000	535,696
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	115,487
Series 2015-C28 C
4.249%, 5/15/48(l)	140,000	143,248
Series 2015-C30 XA
1.052%, 9/15/58 IO(l)	7,054,622	318,108
Series 2015-C31 C
4.761%, 11/15/48(l)	105,000	112,031
Series 2015-C31 XA
1.177%, 11/15/48 IO(l)	1,182,794	60,295
Series 2015-LC22 C
4.695%, 9/15/58(l)	50,000	52,781
Series 2015-NXS4 D
3.751%, 12/15/48(l)	514,000	512,007
Series 2015-P2 XA
1.134%, 12/15/48 IO(l)	973,928	41,933
Series 2016-C32 C
4.879%, 1/15/59(l)	51,000	54,138
Series 2016-NXS6 XA
1.778%, 11/15/49 IO(l)	970,930	74,215
Series 2017-C41 C
4.660%, 11/15/50(l)	500,000	539,820
Series 2017-RC1 XA
1.673%, 1/15/60 IO(l)	1,180,904	94,761
Series 2019-C49 B
4.546%, 3/15/52	779,000	872,432
Series 2019-C49 C
4.866%, 3/15/52(l)	779,000	870,612
Series 2019-C50 B
4.192%, 5/15/52	412,000	453,978
Series 2019-C50 C
4.345%, 5/15/52	412,000	444,028
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.195%, 8/15/47 IO(l)	2,387,982	91,419

Total Commercial Mortgage-Backed Securities		39,510,418

Corporate Bonds (30.1%)
Communication Services (3.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	475,000	557,047
CCO Holdings LLC
5.750%, 2/15/26§	200,000	210,900
5.000%, 2/1/28§	140,000	144,941
Cincinnati Bell, Inc.
7.000%, 7/15/24§	70,000	64,763
Frontier Communications Corp.
8.000%, 4/1/27§	180,000	189,630
Level 3 Financing, Inc.
5.375%, 1/15/24	225,000	229,185
4.625%, 9/15/27§	155,000	156,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	$588,000	$612,623
Sprint Capital Corp.
6.875%, 11/15/28	170,000	185,334
Telesat Canada
8.875%, 11/15/24§	135,000	144,315
6.500%, 10/15/27§	55,000	55,962
Verizon Communications, Inc.
4.272%, 1/15/36	500,000	560,830

		3,111,933

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	185,000	195,384

Media (1.0%)
Cengage Learning, Inc.
9.500%, 6/15/24§	130,000	119,600
Charter Communications Operating LLC
4.908%, 7/23/25	690,000	754,750
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27§	145,000	151,032
Comcast Corp.
3.700%, 4/15/24	520,000	553,681
CSC Holdings LLC
5.250%, 6/1/24	160,000	172,000
Diamond Sports Group LLC
5.375%, 8/15/26§	100,000	103,530
Globo Comunicacao e Participacoes SA
4.875%, 4/11/22(m)	200,000	208,000
Gray Television, Inc.
7.000%, 5/15/27§	245,000	269,182
iHeartCommunications, Inc.
6.375%, 5/1/26	45,000	48,544
8.375%, 5/1/27	30,000	32,371
5.250%, 8/15/27§	110,000	114,400
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	285,000	319,285
5.400%, 10/1/48	320,000	376,834
Sirius XM Radio, Inc.
5.375%, 7/15/26§	120,000	125,833
5.500%, 7/1/29§	85,000	90,525
VTR Finance BV
6.875%, 1/15/24§	180,000	185,513
6.875%, 1/15/24(m)	861,000	887,368

		4,512,448

Wireless Telecommunication Services (1.3%)
America Movil SAB de CV
5.000%, 3/30/20	116,000	117,305
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(m)	700,000	737,188
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	412,713
C&W Senior Financing DAC
7.500%, 10/15/26§	300,000	316,875
6.875%, 9/15/27(m)	900,000	932,631
Comunicaciones Celulares SA
6.875%, 2/6/24(m)	200,000	205,687
Digicel Group Two Ltd.
9.125%, 4/1/24 PIK§	251,069	22,084
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24(m)	300,000	317,010
4.750%, 8/1/26(m)	400,000	421,625
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	160,000	171,150
Millicom International Cellular SA
6.625%, 10/15/26§	200,000	218,875
6.625%, 10/15/26(m)	200,000	218,875
5.125%, 1/15/28(m)	400,000	417,040
6.250%, 3/25/29§	400,000	437,375
Sprint Corp.
7.125%, 6/15/24	160,000	172,048
Telefonica Celular del Paraguay SA
5.875%, 4/15/27§	450,000	480,094
T-Mobile USA, Inc.
4.500%, 2/1/26	130,000	133,646

		5,732,221

Total Communication Services		13,551,986

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Icahn Enterprises LP
6.375%, 12/15/25	95,000	99,775
6.250%, 5/15/26§	180,000	188,494
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	140,000	147,350

		435,619

Automobiles (0.0%)
Ford Motor Co.
7.450%, 7/16/31	160,000	183,294
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.009%, 8/7/20(k)	65,000	65,098

		248,392

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
5.000%, 10/15/25§	280,000	289,184
Caesars Resort Collection LLC
5.250%, 10/15/25§	140,000	142,625
Cedar Fair LP
5.250%, 7/15/29§	130,000	138,788
Eldorado Resorts, Inc.
6.000%, 4/1/25	135,000	142,256
Gohl Capital Ltd.
4.250%, 1/24/27(m)	900,000	940,219
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	213,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	$340,000	$345,950
LTF Merger Sub, Inc.
8.500%, 6/15/23§	115,000	118,019
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	360,000	368,711
Viking Cruises Ltd.
5.875%, 9/15/27§	250,000	264,275

		2,963,177

Household Durables (0.2%)
Controladora Mabe SA de CV
5.600%, 10/23/28(m)(x)	600,000	644,812
Tempur Sealy International, Inc.
5.500%, 6/15/26	184,000	192,050

		836,862

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30§	365,000	363,863

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	345,000	352,242

Multiline Retail (0.3%)
Dollar Tree, Inc.
4.000%, 5/15/25	680,000	719,961
El Puerto de Liverpool SAB de CV
3.875%, 10/6/26(m)	200,000	203,813
SACI Falabella
3.750%, 4/30/23(m)	600,000	616,500

		1,540,274

Specialty Retail (0.2%)
Carvana Co.
8.875%, 10/1/23§	95,000	97,821
Home Depot, Inc. (The)
3.900%, 6/15/47	335,000	381,866
PetSmart, Inc.
7.125%, 3/15/23§	100,000	94,000
5.875%, 6/1/25§	26,000	25,931
Staples, Inc.
7.500%, 4/15/26§	185,000	190,088

		789,706

Total Consumer Discretionary		7,530,135

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	340,000	402,125
Constellation Brands, Inc.
3.150%, 8/1/29	725,000	740,020
Cott Holdings, Inc.
5.500%, 4/1/25§	175,000	181,568
Embotelladora Andina SA
5.000%, 10/1/23(m)	413,000	444,595
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	202,187

		1,970,495

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
5.875%, 2/15/28§	205,000	216,724

Food Products (1.3%)
B&G Foods, Inc.
5.250%, 4/1/25	175,000	179,156
5.250%, 9/15/27	105,000	106,969
Grupo Bimbo SAB de CV
4.875%, 6/30/20(m)	500,000	508,650
JBS Investments II GmbH
7.000%, 1/15/26§	600,000	646,914
5.750%, 1/15/28§	200,000	208,522
JBS USA LUX SA
5.875%, 7/15/24§	30,000	30,902
5.750%, 6/15/25§	20,000	20,836
6.750%, 2/15/28§	150,000	166,078
6.500%, 4/15/29§	125,000	138,591
MARB BondCo plc
7.000%, 3/15/24§	200,000	208,500
7.000%, 3/15/24(m)	200,000	208,500
6.875%, 1/19/25(m)	400,000	418,200
Minerva Luxembourg SA
6.500%, 9/20/26(m)	400,000	415,150
5.875%, 1/19/28(m)	800,000	805,125
NBM US Holdings, Inc.
7.000%, 5/14/26§	200,000	209,750
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	190,000	203,823
Post Holdings, Inc.
5.500%, 3/1/25§	200,000	209,500
5.500%, 12/15/29§	70,000	72,888
Smithfield Foods, Inc.
4.250%, 2/1/27§	720,000	746,130

		5,504,184

Tobacco (0.1%)
Altria Group, Inc.
5.950%, 2/14/49	295,000	345,903

Total Consumer Staples		8,037,306

Energy (4.6%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	102,313
5.412%, 12/30/25§	160,000	164,400
Tervita Corp.
7.625%, 12/1/21§	255,000	259,144
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	218,400
Transocean, Inc.
7.250%, 11/1/25§	90,000	79,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
USA Compression Partners LP
6.875%, 9/1/27§	$265,000	$273,612

		1,097,069

Oil, Gas & Consumable Fuels (4.4%)
AI Candelaria Spain SLU
7.500%, 12/15/28§	800,000	911,400
Antero Midstream Partners LP
5.750%, 3/1/27§	110,000	91,712
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	536,801
Bharat Petroleum Corp. Ltd.
4.625%, 10/25/22(m)	200,000	210,375
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	536,875
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	317,400
7.250%, 5/3/25(m)	850,000	899,300
Cenovus Energy, Inc.
5.400%, 6/15/47	330,000	370,768
Cheniere Energy Partners LP
5.250%, 10/1/25	190,000	196,916
5.625%, 10/1/26	150,000	158,985
4.500%, 10/1/29§	80,000	81,750
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	200,000	206,750
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	400,000	417,750
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	200,000	207,125
Cosan Overseas Ltd.
8.250%, 11/5/19(m)(y)	300,000	309,844
Energy Transfer Operating LP
4.750%, 1/15/26	310,000	337,796
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	262,403	278,475
Geopark Ltd.
6.500%, 9/21/24(m)(x)	1,000,000	1,025,937
GNL Quintero SA
4.634%, 7/31/29(m)	700,000	750,969
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	712,504
Gulfport Energy Corp.
6.375%, 5/15/25	155,000	111,600
Hess Infrastructure Partners LP
5.625%, 2/15/26§	180,000	186,750
Hilcorp Energy I LP
6.250%, 11/1/28§	105,000	97,912
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	210,375
5.750%, 8/1/23(m)	900,000	990,000
Indigo Natural Resources LLC
6.875%, 2/15/26§	55,000	49,500
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	275,000	359,156
Marathon Petroleum Corp.
5.125%, 12/15/26	330,000	370,683
NGL Energy Partners LP
7.500%, 4/15/26§	90,000	90,236
Oasis Petroleum, Inc.
6.875%, 3/15/22	100,000	93,960
Occidental Petroleum Corp.
2.900%, 8/15/24	350,000	352,639
Oleoducto Central SA
4.000%, 5/7/21(m)	200,000	203,937
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	700,000	723,625
Parkland Fuel Corp.
5.875%, 7/15/27§	120,000	125,617
Parsley Energy LLC
5.625%, 10/15/27§	90,000	92,700
Peabody Energy Corp.
6.000%, 3/31/22§	195,000	195,244
Pertamina Persero PT
4.300%, 5/20/23(m)	700,000	735,656
Petrobras Global Finance BV
5.750%, 2/1/29	950,000	1,047,736
6.900%, 3/19/49	400,000	458,225
QEP Resources, Inc.
5.625%, 3/1/26	135,000	116,309
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	850,000	903,391
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	340,000	374,205
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)	300,000	301,500
2.750%, 9/29/26(m)	700,000	699,125
Sunoco LP
5.500%, 2/15/26	105,000	109,454
6.000%, 4/15/27	90,000	95,736
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	553,905
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)(x)	200,000	212,250
YPF SA
8.500%, 7/28/25(m)	400,000	315,120
6.950%, 7/21/27(m)	350,000	264,338

		19,000,316

Total Energy		20,097,385

Financials (6.9%)
Banks (3.1%)
Banco BBVA Peru SA
5.000%, 8/26/22(m)	100,000	106,069
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	300,000	321,187
Banco BTG Pactual SA
5.500%, 1/31/23(m)	400,000	417,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Banco de Bogota SA
6.250%, 5/12/26(m)	$200,000	$226,062
Banco de Credito e Inversiones SA
4.000%, 2/11/23(m)(x)	200,000	209,813
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	209,187
7.000%, 2/1/23(m)	200,000	209,188
Banco del Estado de Chile
2.668%, 1/8/21(m)	500,000	500,000
Banco General SA
4.125%, 8/7/27(m)	300,000	313,736
Banco Internacional del Peru SAA
5.750%, 10/7/20(m)	300,000	309,750
Banco Internacional del Peru SAA Interbank
3.375%, 1/18/23(m)	150,000	151,500
Banco Santander Chile
3.875%, 9/20/22(m)	150,000	155,953
Bancolombia SA
6.125%, 7/26/20	200,000	205,125
5.125%, 9/11/22	600,000	630,375
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	380,000	415,225
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	405,000	418,507
Bank of Nova Scotia (The)
3.400%, 2/11/24	740,000	773,132
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	150,006
2.950%, 3/6/23(m)	1,250,000	1,263,281
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.224%, 5/17/24(k)	720,000	727,938
Commonwealth Bank of Australia
3.900%, 7/12/47§	383,000	429,054
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.62%), 2.896%, 7/25/22(k)(m)	960,000	962,780
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	212,706
Gilex Holding Sarl
8.500%, 5/2/23§	350,000	375,378
Global Bank Corp.
4.500%, 10/20/21(m)	600,000	616,406
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)§	300,000	317,850
Grupo Aval Ltd.
4.750%, 9/26/22(m)	300,000	309,375
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	104,875
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.878%, 3/2/23(k)	795,000	795,893
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.574%, 5/17/21(k)(m)	200,000	200,198
Santander Holdings USA, Inc.
3.400%, 1/18/23	720,000	736,848
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	510,745

		13,285,142

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	740,000	775,460
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	500,000	549,531
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	710,000	741,257
SURA Asset Management SA
4.875%, 4/17/24(m)	200,000	214,875
Temasek Financial I Ltd.
2.375%, 1/23/23(m)	800,000	812,000

		3,093,123

Consumer Finance (1.8%)
American Express Co.
3.400%, 2/22/24	740,000	774,276
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	175,000	187,544
3.950%, 7/1/24§	705,000	723,347
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.986%, 1/30/23(k)	1,175,000	1,166,949
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	750,000	863,203
Discover Financial Services
4.100%, 2/9/27	520,000	553,696
Docuformas SAPI de CV
10.250%, 7/24/24§	300,000	295,140
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.278%, 1/5/23(k)	1,050,000	1,041,810
John Deere Capital Corp.
3.450%, 1/10/24	440,000	462,971
2.600%, 3/7/24	435,000	443,890
Springleaf Finance Corp.
6.625%, 1/15/28	130,000	139,464
Synchrony Financial
3.950%, 12/1/27	400,000	408,483
Unifin Financiera SAB de CV SOFOM ENR
7.375%, 2/12/26(m)	900,000	884,250

		7,945,023

Diversified Financial Services (0.8%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	150,000	158,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	$400,000	$402,625
CK Hutchison International 17 Ltd.
2.875%, 4/5/22§	200,000	201,875
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	153,937
3.500%, 1/31/23(m)	150,000	153,938
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	325,492	294,854
Petronas Capital Ltd.
3.500%, 3/18/25(m)	300,000	315,656
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	210,000	224,960
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	854,163	817,007
(Zero Coupon), 12/5/22(m)	427,082	408,503
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	233,996

		3,365,789

Insurance (0.5%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	170,000	173,187
Athene Global Funding
3.000%, 7/1/22§	725,000	736,193
Liberty Mutual Group, Inc.
3.951%, 10/15/50§	295,000	296,604
NFP Corp.
6.875%, 7/15/25§	210,000	208,425
Prudential Financial, Inc.
3.905%, 12/7/47	345,000	367,326
Willis North America, Inc.
4.500%, 9/15/28	330,000	362,826

		2,144,561

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	125,000	130,000

Total Financials		29,963,638

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	351,000	374,355

Health Care Providers & Services (0.9%)
Anthem, Inc.
2.375%, 1/15/25	190,000	189,164
Centene Corp.
4.750%, 1/15/25	160,000	164,088
5.375%, 6/1/26§	95,000	99,156
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.193%, 7/15/23(k)	530,000	531,196
4.900%, 12/15/48	510,000	584,042
CVS Health Corp.
5.050%, 3/25/48	505,000	572,608
Eagle Holding Co. II LLC
7.750%, 5/15/22 PIK§	105,000	105,788
HCA, Inc.
5.375%, 9/1/26	310,000	339,822
4.125%, 6/15/29	350,000	366,730
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	170,000	156,825
Select Medical Corp.
6.250%, 8/15/26§	150,000	157,125
Tenet Healthcare Corp.
5.125%, 11/1/27§	175,000	180,180
WellCare Health Plans, Inc.
5.375%, 8/15/26§	260,000	277,173
West Street Merger Sub, Inc.
6.375%, 9/1/25§	50,000	46,000

		3,769,897

Life Sciences Tools & Services (0.0%)
Avantor, Inc.
9.000%, 10/1/25§	175,000	196,438

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	100,000	105,096
5.750%, 8/15/27§	50,000	53,906
7.000%, 1/15/28§	120,000	128,952
7.250%, 5/30/29§	120,000	130,926

		418,880

Total Health Care		4,759,570

Industrials (2.5%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
6.000%, 10/15/22§	120,000	119,250
Lockheed Martin Corp.
4.700%, 5/15/46	595,000	755,335
TransDigm, Inc.
6.250%, 3/15/26§	75,000	80,362
6.375%, 6/15/26	90,000	94,725

		1,049,672

Airlines (0.5%)
Delta Air Lines, Inc.
3.625%, 3/15/22	660,000	678,348
Guanay Finance Ltd.
6.000%, 12/15/20(m)	70,199	70,585
Latam Finance Ltd.
6.875%, 4/11/24(m)	400,000	421,240
7.000%, 3/1/26§	800,000	853,600

		2,023,773

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	153,000	159,311
InterCement Financial Operations BV
5.750%, 7/17/24(m)	400,000	299,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning
4.400%, 1/30/48	$410,000	$377,197

		835,695

Commercial Services & Supplies (0.2%)
Aramark Services, Inc.
5.000%, 4/1/25§	225,000	232,031
Clean Harbors, Inc.
4.875%, 7/15/27§	180,000	187,650
Garda World Security Corp.
8.750%, 5/15/25§	140,000	143,794
GFL Environmental, Inc.
8.500%, 5/1/27§	90,000	99,788
Waste Management, Inc.
4.000%, 7/15/39	345,000	391,184

		1,054,447

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	270,000	282,758
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36(m)	200,000	234,500

		517,258

Industrial Conglomerates (0.1%)
General Electric Co.
5.875%, 1/14/38	310,000	372,435

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	105,000	110,996
6.375%, 2/15/26§	160,000	171,950

		282,946

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	125,000	136,562

Road & Rail (0.5%)
CSX Corp.
3.800%, 11/1/46	380,000	395,708
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	200,000	223,750
JSL Europe SA
7.750%, 7/26/24(m)(x)	800,000	858,149
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	345,000	365,901
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	104,738

		1,948,246

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.250%, 3/1/25	765,000	775,191
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	270,000	264,222
United Rentals North America, Inc.
6.500%, 12/15/26	140,000	152,355
5.250%, 1/15/30	135,000	141,329

		1,333,097

Transportation Infrastructure (0.3%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	400,000	409,000
4.000%, 7/30/27§	250,000	255,469
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 2.978%, 4/20/20(k)§	250,000	250,370
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	231,617
3.625%, 4/28/26§	225,000	234,519

		1,380,975

Total Industrials		10,935,106

Information Technology (0.4%)
Communications Equipment (0.1%)
Axiata SPV2 Bhd.
Series 2
3.466%, 11/19/20(m)	400,000	403,628
CommScope, Inc.
5.500%, 3/1/24§	120,000	122,962
6.000%, 3/1/26§	10,000	10,336

		536,926

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24(x)§	90,000	50,175
Tempo Acquisition LLC
6.750%, 6/1/25§	225,000	231,255

		281,430

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	345,000	362,080

Software (0.1%)
CDK Global, Inc.
5.250%, 5/15/29§	55,000	56,994
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	155,000	167,370
Informatica LLC
7.125%, 7/15/23§	210,000	213,564

		437,928

Total Information Technology		1,618,364

Materials (2.4%)
Chemicals (1.0%)
Ashland LLC
4.750%, 8/15/22(e)	370,000	387,575
Braskem Finance Ltd.
6.450%, 2/3/24	200,000	220,000
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	144,731
Mosaic Co. (The)
4.050%, 11/15/27	685,000	709,808
Nutrien Ltd.
4.200%, 4/1/29	345,000	378,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22(m)	$200,000	$209,875
Sociedad Quimica y Minera de Chile SA
4.375%, 1/28/25(m)	200,000	211,250
Syngenta Finance NV
5.676%, 4/24/48(m)	1,000,000	1,031,090
UPL Corp. Ltd.
3.250%, 10/13/21(m)	600,000	602,933
4.500%, 3/8/28(m)	200,000	207,344

		4,103,416

Construction Materials (0.2%)
Inversiones CMPC SA
4.500%, 4/25/22(m)(x)	500,000	520,156
Tecnoglass, Inc.
8.200%, 1/31/22(m)	200,000	214,250

		734,406

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	100,000	91,210
Westrock Co.
3.750%, 3/15/25	335,000	351,852

		443,062

Metals & Mining (1.1%)
CSN Islands XII Corp.
7.000%, 12/23/19(m)(y)	200,000	174,625
CSN Resources SA
7.625%, 2/13/23(m)	400,000	416,937
7.625%, 4/17/26§	600,000	621,163
Freeport-McMoRan, Inc.
5.400%, 11/14/34	550,000	524,563
5.450%, 3/15/43	850,000	765,850
Fresnillo plc
5.500%, 11/13/23(m)	700,000	761,469
Nexa Resources SA
5.375%, 5/4/27(m)	200,000	211,625
SunCoke Energy Partners LP
7.500%, 6/15/25§	120,000	106,800
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	198,500
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	1,200,000	1,104,000

		4,885,532

Total Materials		10,166,416

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	730,000	777,735
4.850%, 4/15/49	195,000	239,918
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	724,457
3.950%, 3/15/29	345,000	369,763
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	319,547
3.650%, 9/1/27	554,000	586,252
3.800%, 2/15/28	85,000	90,926
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	786,631
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	180,000	186,120
4.625%, 10/1/27§	75,000	75,290
Iron Mountain, Inc. (REIT)
4.875%, 9/15/29§	125,000	126,613
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	170,000	190,664
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	200,000	209,300
4.625%, 8/1/29	100,000	102,875
Public Storage (REIT)
3.385%, 5/1/29	370,000	396,501
Simon Property Group LP (REIT)
2.450%, 9/13/29	190,000	185,832
Welltower, Inc. (REIT)
3.950%, 9/1/23	740,000	783,217

		6,151,641

Real Estate Management & Development (0.2%)
Celulosa Arauco y Constitucion SA
4.750%, 1/11/22	500,000	519,375
5.500%, 4/30/49§	200,000	221,594

		740,969

Total Real Estate		6,892,610

Utilities (3.9%)
Electric Utilities (2.9%)
AES Andres BV
7.950%, 5/11/26(m)	700,000	745,063
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	244,934	271,953
Duke Energy Corp.
3.150%, 8/15/27	300,000	312,793
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	353,057
Empresa de Transmision Electrica SA
5.125%, 5/2/49§	400,000	460,125
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	450,937
Energuate Trust
5.875%, 5/3/27(m)	200,000	200,250
Engie Energia Chile SA
5.625%, 1/15/21(m)	300,000	311,072
Georgia Power Co.
Series A
2.200%, 9/15/24	375,000	370,594
Inkia Energy Ltd.
5.875%, 11/9/27(m)	400,000	414,375
ITC Holdings Corp.
3.250%, 6/30/26	600,000	625,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	$592,920	$686,095
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	529,778
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	504,306	542,602
Minejesa Capital BV
4.625%, 8/10/30(m)	800,000	823,500
5.625%, 8/10/37(m)	400,000	433,125
Monongahela Power Co.
5.400%, 12/15/43§	430,000	576,222
Orazul Energy Egenor SCA
5.625%, 4/28/27(m)	400,000	413,375
Pampa Energia SA
7.500%, 1/24/27(m)	700,000	533,422
9.125%, 4/15/29§	150,000	117,750
Southern California Edison Co.
4.000%, 4/1/47	210,000	223,340
Star Energy Geothermal Wayang Windu Ltd.
6.750%, 4/24/33(m)	766,400	799,738
Stoneway Capital Corp.
10.000%, 3/1/27(m)	664,187	380,662
Transelec SA
4.625%, 7/26/23(m)	400,000	424,750
3.875%, 1/12/29(m)	500,000	512,656
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	321,442
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	784,526

		12,618,900

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	315,000	379,678

Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.250%, 6/1/26§	185,000	191,244
Colbun SA
3.950%, 10/11/27(m)	200,000	207,938
Cometa Energia SA de CV
6.375%, 4/24/35(m)	1,365,000	1,452,872
Emirates Semb Corp. Water &
Power Co. PJSC
4.450%, 8/1/35§	500,000	546,875
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	173,900	181,562
NRG Energy, Inc.
5.250%, 6/15/29§	145,000	155,737

		2,736,228

Multi-Utilities (0.3%)
Ameren Corp.
3.650%, 2/15/26	550,000	577,579
DTE Energy Co.
2.850%, 10/1/26	300,000	304,516
Empresas Publicas de Medellin ESP
4.250%, 7/18/29§	400,000	418,800

		1,300,895

Total Utilities		17,035,701

Total Corporate Bonds		130,588,217

Foreign Government Securities (1.6%)
Dominican Republic
6.400%, 6/5/49§	250,000	265,703
Export Import Bank of Thailand
(ICE LIBOR USD 3 Month + 0.90%), 3.036%, 11/20/23(k)(m)	200,000	200,809
(ICE LIBOR USD 3 Month + 0.85%), 2.998%, 5/23/24(k)(m)	200,000	200,376
Export-Import Bank of India
4.000%, 1/14/23(m)	300,000	312,000
Malaysia Sovereign Sukuk Bhd
3.043%, 4/22/25(m)	800,000	830,250
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23(m)	600,000	622,125
4.150%, 3/29/27§	400,000	428,625
4.150%, 3/29/27(m)	200,000	214,313
Republic of Chile
2.250%, 10/30/22(x)	300,000	301,125
3.125%, 3/27/25	200,000	208,400
3.125%, 1/21/26	400,000	419,750
Republic of Colombia
5.200%, 5/15/49	200,000	241,937
Republic of Costa Rica
9.995%, 8/1/20(m)	200,000	209,875
Republic of Indonesia
4.875%, 5/5/21(m)	500,000	518,750
Republic of Panama
4.000%, 9/22/24	300,000	320,438
Republic of Philippines
4.200%, 1/21/24	1,000,000	1,083,125
State of Israel
2.875%, 3/16/26	200,000	210,500
United Mexican States
3.750%, 1/11/28	200,000	206,000

Total Foreign Government Securities		6,794,101

Collateralized Debt Obligations (0.3%)
Dryden 43 Senior Loan Fund
Series 2016-43A DRR
(ICE LIBOR USD 3 Month + 3.55%, 3.55% Floor), 5.828%, 7/20/29(k)§	500,000	499,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
STWD Ltd.
Series 2019-FL1 D
(ICE LIBOR USD 1 Month + 2.35%), 4.619%, 7/15/38(k)§	$713,000	$715,660

Total Collateralized Debt Obligations		1,215,628

Mortgage-Backed Securities (6.2%)
FHLMC
2.500%, 1/1/43	589,704	591,110
3.000%, 7/1/45	655,610	672,978
3.000%, 8/1/45	999,510	1,025,052
3.000%, 4/1/47	2,498,808	2,557,977
4.000%, 4/1/47	2,139,640	2,241,588
4.000%, 10/1/48	1,707,041	1,781,041
FNMA
3.000%, 4/1/45	879,130	893,960
3.000%, 10/1/46	1,561,386	1,584,797
UMBS
3.000%, 3/1/43	3,310,738	3,392,452
3.000%, 9/1/46	1,973,353	2,020,208
3.000%, 12/1/46	3,714,354	3,800,225
3.500%, 12/1/46	3,072,977	3,203,762
3.000%, 4/1/47	3,016,589	3,089,158

Total Mortgage-Backed Securities		26,854,308

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C
5.063%, 5/1/24	110,000	123,996
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	248,169

Total Municipal Bonds		372,165

U.S. Treasury Obligations (21.7%)
U.S. Treasury Bonds
2.750%, 11/15/42	500,000	561,074
3.125%, 2/15/43	3,010,000	3,590,248
3.625%, 8/15/43	2,410,000	3,108,147
3.750%, 11/15/43	2,370,000	3,117,476
2.750%, 11/15/47	3,220,000	3,646,524
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	4,537,058	5,023,994
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	2,316,731	2,457,907
U.S. Treasury Notes
2.750%, 8/15/21	2,840,000	2,895,746
2.875%, 10/15/21	6,580,000	6,740,387
1.750%, 11/30/21	7,595,000	7,612,207
2.500%, 1/15/22	2,530,000	2,579,019
2.625%, 2/28/23	5,560,000	5,751,668
2.500%, 3/31/23	4,590,000	4,734,154
2.750%, 4/30/23	4,500,000	4,682,549
1.625%, 5/31/23	3,710,000	3,717,319
1.875%, 8/31/24	1,920,000	1,948,312
2.125%, 9/30/24	4,740,000	4,864,981
2.250%, 10/31/24	5,345,000	5,520,279
2.750%, 2/28/25	2,480,000	2,629,527
3.000%, 9/30/25	3,340,000	3,605,112
2.625%, 1/31/26	800,000	848,500
2.375%, 5/15/27	3,750,000	3,951,343
2.250%, 8/15/27	5,450,000	5,697,379
2.250%, 11/15/27	4,740,000	4,958,947

Total U.S. Treasury Obligations		94,242,799

Total Long-Term Debt Securities (93.2%) (Cost $392,133,354)		404,031,758

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (2.0%)
DoubleLine Floating Rate Fund*‡
Total Investment Company(2.0%) (Cost $8,867,357)	891,019	8,518,137

SHORT-TERM INVESTMENTS:
Investment Company (3.2%)
JPMorgan Prime Money Market Fund, IM Shares	13,902,014	13,906,184

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $91,457, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $93,280.(xx)	$91,451	91,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $44,651, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $49,694.(xx)	44,649	44,649
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $806,195, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $822,265.(xx)	806,143	806,143

Total Repurchase Agreements		1,942,243

U.S. Treasury Obligations (1.5%)
U.S. Treasury Bills
1.67%, 11/7/19(p)	235,000	234,586
1.73%, 9/10/20(p)	6,380,000	6,275,459

Total U.S. Treasury Obligations		6,510,045

Total Short-Term Investments (5.1%) (Cost $22,356,790)		22,358,472

Total Investments in Securities (100.3%) (Cost $423,357,501)		434,908,367
Other Assets Less Liabilities (-0.3%)		(1,220,783)

Net Assets (100%)		$433,687,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $84,090,629 or 19.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $53,668,943 or 12.4% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $1,903,576. This was collateralized by cash of $1,942,243 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.4%
Australia	0.3
Belgium	0.1
Brazil	1.7
Canada	1.1
Cayman Islands	5.1
Chile	2.4
China	0.5
Colombia	1.6
Costa Rica	0.1
Dominican Republic	0.3
Guatemala	0.1
Hong Kong	0.1
India	1.8
Indonesia	1.2
Ireland	0.5
Israel	0.2
Jamaica	0.0 #
Japan	0.2
Malaysia	0.6
Mexico	1.7
Netherlands	0.1
Panama	0.6
Paraguay	0.1
Peru	0.5
Philippines	0.7
Singapore	0.7
South Korea	0.1
Spain	0.2
Switzerland	0.2
Thailand	0.1
United Arab Emirates	0.6
United States	76.4
Cash and Other	(0.3)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	891,019	12,939,005	1,900,000	(6,500,000)	(116,266)	295,398	8,518,137	514,359	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$39,125,657	$—	$39,125,657
Collateralized Debt Obligations	—	1,215,628	—	1,215,628
Collateralized Mortgage Obligations	—	65,328,465	—	65,328,465
Commercial Mortgage-Backed Securities	—	35,728,458	3,781,960	39,510,418
Corporate Bonds
Communication Services	—	13,551,986	—	13,551,986
Consumer Discretionary	—	7,530,135	—	7,530,135
Consumer Staples	—	8,037,306	—	8,037,306
Energy	—	20,097,385	—	20,097,385
Financials	—	29,963,638	—	29,963,638
Health Care	—	4,759,570	—	4,759,570
Industrials	—	10,935,106	—	10,935,106
Information Technology	—	1,618,364	—	1,618,364
Materials	—	10,166,416	—	10,166,416
Real Estate	—	6,892,610	—	6,892,610
Utilities	—	17,035,701	—	17,035,701
Foreign Government Securities	—	6,794,101	—	6,794,101
Investment Company	8,518,137	—	—	8,518,137
Mortgage-Backed Securities	—	26,854,308	—	26,854,308
Municipal Bonds	—	372,165	—	372,165
Short-Term Investments
Investment Company	13,906,184	—	—	13,906,184
Repurchase Agreements	—	1,942,243	—	1,942,243
U.S. Treasury Obligations	—	6,510,045	—	6,510,045
U.S. Treasury Obligations	—	94,242,799	—	94,242,799

Total Assets	$22,424,321	$408,702,086	$3,781,960	$434,908,367

Total Liabilities	$—	$—	$—	$—

Total	$22,424,321	$408,702,086	$3,781,960	$434,908,367

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,426,085
Aggregate gross unrealized depreciation	(3,910,518)

Net unrealized appreciation	$11,515,567

Federal income tax cost of investments in securities and derivative instruments, if applicable	$423,392,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	415,076	$15,706,476
Verizon Communications, Inc.	198,301	11,969,448

		27,675,924

Media (2.8%)
Comcast Corp., Class A	318,089	14,339,452

Total Communication Services		42,015,376

Consumer Discretionary (7.6%)
Household Durables (1.7%)
Whirlpool Corp.	54,574	8,642,339

Multiline Retail (3.0%)
Target Corp.	147,027	15,718,656

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	138,550	15,234,958

Total Consumer Discretionary		39,595,953

Energy (10.2%)
Energy Equipment & Services (1.6%)
Schlumberger Ltd.	237,757	8,124,156

Oil, Gas & Consumable Fuels (8.6%)
BP plc (ADR)	338,335	12,853,347
EOG Resources, Inc.	103,682	7,695,278
Phillips 66	157,212	16,098,509
Valero Energy Corp.	99,622	8,491,779

		45,138,913

Total Energy		53,263,069

Financials (18.1%)
Banks (8.5%)
JPMorgan Chase & Co.	98,242	11,562,101
US Bancorp	282,147	15,614,015
Wells Fargo & Co.	347,342	17,519,930

		44,696,046

Capital Markets (2.8%)
Northern Trust Corp.	158,483	14,789,634

Consumer Finance (2.0%)
American Express Co.	88,103	10,420,823

Insurance (3.3%)
Chubb Ltd.	105,631	17,053,069

Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp, Inc.	615,560	7,725,278

Total Financials		94,684,850

Health Care (9.7%)
Health Care Equipment & Supplies (3.0%)
Medtronic plc	143,408	15,576,977

Health Care Providers & Services (5.3%)
CVS Health Corp.	251,992	15,893,135
UnitedHealth Group, Inc.	52,741	11,461,674

		27,354,809

Pharmaceuticals (1.4%)
Johnson & Johnson	57,605	7,452,935

Total Health Care		50,384,721

Industrials (12.6%)
Aerospace & Defense (4.0%)
General Dynamics Corp.	53,592	9,792,866
United Technologies Corp.	81,925	11,184,401

		20,977,267

Building Products (2.0%)
Johnson Controls International plc	235,869	10,352,290

Industrial Conglomerates (3.0%)
General Electric Co.	1,732,053	15,484,554

Machinery (3.6%)
Stanley Black & Decker, Inc.	75,188	10,857,899
Wabtec Corp.	110,889	7,968,484

		18,826,383

Total Industrials		65,640,494

Information Technology (8.1%)
IT Services (2.6%)
International Business Machines Corp.	94,085	13,681,841

Semiconductors & Semiconductor Equipment (2.5%)
QUALCOMM, Inc.	168,001	12,815,116

Software (3.0%)
Oracle Corp.	288,530	15,877,806

Total Information Technology		42,374,763

Materials (5.7%)
Chemicals (5.7%)
Corteva, Inc.	338,093	9,466,604
DuPont de Nemours, Inc.	141,449	10,086,728
Linde plc	53,549	10,373,513

Total Materials		29,926,845

Real Estate (6.6%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
HCP, Inc. (REIT)	530,267	18,893,413
Simon Property Group, Inc. (REIT)	100,355	15,620,256

Total Real Estate		34,513,669

Utilities (10.5%)
Electric Utilities (7.4%)
Edison International	73,184	5,519,537
Entergy Corp.	151,108	17,734,035
Exelon Corp.	318,596	15,391,373

		38,644,945

Multi-Utilities (3.1%)
Dominion Energy, Inc.	202,583	16,417,326

Total Utilities		55,062,271

Total Investments in Securities (97.2%) (Cost $500,228,533)		507,462,011
Other Assets Less Liabilities (2.8%)		14,428,431

Net Assets (100%)		$521,890,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,015,376	$—	$—	$42,015,376
Consumer Discretionary	39,595,953	—	—	39,595,953
Energy	53,263,069	—	—	53,263,069
Financials	94,684,850	—	—	94,684,850
Health Care	50,384,721	—	—	50,384,721
Industrials	65,640,494	—	—	65,640,494
Information Technology	42,374,763	—	—	42,374,763
Materials	29,926,845	—	—	29,926,845
Real Estate	34,513,669	—	—	34,513,669
Utilities	55,062,271	—	—	55,062,271

Total Assets	$507,462,011	$—	$—	$507,462,011

Total Liabilities	$—	$—	$—	$—

Total	$507,462,011	$—	$—	$507,462,011

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,518,538
Aggregate gross unrealized depreciation	(42,890,048)

Net unrealized appreciation	$6,628,490

Federal income tax cost of investments in securities and derivative instruments, if applicable	$500,833,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.9%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	80,000	$998,400
Cincinnati Bell, Inc.*	63,457	321,727
Inmarsat plc	75,000	539,280
Koninklijke KPN NV	100,000	311,835
Zayo Group Holdings, Inc.*	60,000	2,034,000

		4,205,242

Entertainment (0.7%)
Entertainment One Ltd.	50,000	347,963
Liberty Media Corp.-Liberty Braves, Class A*	16,000	445,280
Liberty Media Corp.-Liberty Braves, Class C*	12,000	333,000
Madison Square Garden Co. (The), Class A*	1,600	421,632

		1,547,875

Media (5.7%)
AH Belo Corp., Class A	115,026	431,347
AMC Networks, Inc., Class A*	4,000	196,640
Axel Springer SE*	20,000	1,373,337
Beasley Broadcast Group, Inc., Class A	50,000	155,000
Clear Channel Outdoor Holdings, Inc.*	520,040	1,310,501
DISH Network Corp., Class A*	36,000	1,226,520
EW Scripps Co. (The), Class A	126,512	1,680,079
Fox Corp., Class B	68,333	2,155,223
Liberty Broadband Corp., Class A*	250	26,130
Liberty Broadband Corp., Class C*	353	36,949
Liberty Global plc, Class A*	8,000	198,000
Liberty Global plc, Class C*	17,000	404,430
Liberty Latin America Ltd., Class A*	4,000	68,280
Liberty Latin America Ltd., Class C*	16,000	273,520
Loral Space & Communications, Inc.*	30,000	1,242,000
Telenet Group Holding NV	25,000	1,179,871
Tribune Publishing Co.	2,000	17,160

		11,974,987

Wireless Telecommunication Services (4.5%)
Millicom International Cellular SA	60,000	2,920,200
Telephone & Data Systems, Inc.	14,000	361,200
T-Mobile US, Inc.*	50,000	3,938,500
United States Cellular Corp.*	58,000	2,179,640

		9,399,540

Total Communication Services		27,127,644

Consumer Discretionary (6.9%)
Diversified Consumer Services (1.2%)
ServiceMaster Global Holdings, Inc.*	10,000	559,000
Sotheby’s*	35,000	1,994,300

		2,553,300

Hotels, Restaurants & Leisure (3.8%)
Caesars Entertainment Corp.*	400,000	4,664,000
Cherry AB, Class B(r)(x)*	40,000	353,513
Dover Motorsports, Inc.	93,999	186,118
Eldorado Resorts, Inc.(x)*	3,000	119,610
Empire Resorts, Inc.(x)*	13,500	130,005
Greene King plc	10,000	104,143
International Speedway Corp., Class A	55,000	2,475,550

		8,032,939

Household Durables (1.9%)
Lennar Corp., Class B	37,000	1,641,690
Nobility Homes, Inc.	10,000	235,600
Sony Corp. (ADR)	36,000	2,128,680

		4,005,970

Specialty Retail (0.0%)
BCA Marketplace plc	500	1,450
Vitamin Shoppe, Inc.*	2,000	13,040

		14,490

Total Consumer Discretionary		14,606,699

Consumer Staples (1.3%)
Beverages (0.2%)
Castle Brands, Inc.*	75,000	94,500
National Beverage Corp.(x)	7,300	323,828

		418,328

Food & Staples Retailing (0.1%)
Rite Aid Corp.(x)*	17,000	118,150

Food Products (1.0%)
GrainCorp Ltd., Class A	18,000	96,099
Premier Foods plc*	1,560,049	621,483
Tootsie Roll Industries, Inc.(x)	37,999	1,411,283

		2,128,865

Total Consumer Staples		2,665,343

Energy (0.6%)
Energy Equipment & Services (0.2%)
KLX Energy Services Holdings, Inc.*	55,000	475,475

Oil, Gas & Consumable Fuels (0.4%)
Alvopetro Energy Ltd.*	280,000	124,693
Gulf Coast Ultra Deep Royalty Trust	600,000	18,420
Noble Energy, Inc.	19,999	449,178
SemGroup Corp., Class A	1,000	16,340
Whiting Petroleum Corp.(x)*	16,000	128,480

		737,111

Total Energy		1,212,586

Financials (1.3%)
Banks (1.3%)
BB&T Corp.	4,000	213,480
Flushing Financial Corp.	70,000	1,414,350
Horizon Bancorp, Inc.	10,000	173,600
LegacyTexas Financial Group, Inc.	4,000	174,120
Sterling Bancorp	30,000	601,800
Stewardship Financial Corp.	10,000	156,500

		2,733,850

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,100	25,221

Insurance (0.0%)
Charles Taylor plc	1,000	3,935
Topdanmark A/S	1,000	48,263

		52,198

Thrifts & Mortgage Finance (0.0%)
Entegra Financial Corp.*	1,000	30,040

Total Financials		2,841,309

Health Care (9.0%)
Biotechnology (5.4%)
Alder Biopharmaceuticals, Inc.(x)*	5,000	94,300
Celgene Corp.*	60,000	5,958,000
Grifols SA (ADR)	24,000	480,960
Idorsia Ltd.*	15,000	368,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares		Value (Note 1)
Spark Therapeutics, Inc.*	47,000		$4,558,060

			11,460,139

Health Care Equipment & Supplies (0.0%)
Corindus Vascular Robotics, Inc.(x)*	1,000		4,280
ICU Medical, Inc.*	500		79,800
Innocoll Holdings plc(r)(x)*	125,000		—

			84,080

Health Care Providers & Services (0.0%)
American Medical Alert Corp.(r)*	140,898		1,057

Health Care Technology (0.2%)
Medidata Solutions, Inc.*	4,000		366,000

Life Sciences Tools & Services (0.9%)
Illumina, Inc.*	200		60,844
Pacific Biosciences of California, Inc.*	355,000		1,831,800

			1,892,644

Pharmaceuticals (2.5%)
Akorn, Inc.*	170,000		646,000
Allergan plc	23,000		3,870,670
Mylan NV*	34,000		672,520

			5,189,190

Total Health Care			18,993,110

Industrials (14.1%)
Aerospace & Defense (0.8%)
Cobham plc*	85,000		163,927
Latecoere SACA*	2,500		10,463
United Technologies Corp.	8,000		1,092,160
Wesco Aircraft Holdings, Inc.*	32,000		352,320

			1,618,870

Airlines (0.3%)
WestJet Airlines Ltd.(x)	25,000		577,424

Electrical Equipment (0.6%)
Rockwell Automation, Inc.	8,000		1,318,400

Machinery (6.8%)
CIRCOR International, Inc.*	28,000		1,051,400
EnPro Industries, Inc.	16,500		1,132,725
Haldex AB	35,000		178,483
Milacron Holdings Corp.*	65,000		1,083,550
Mueller Industries, Inc.	30,000		860,400
Mueller Water Products, Inc., Class A	50,000		562,000
Navistar International Corp.*	108,000		3,035,880
Park-Ohio Holdings Corp.	2,500		74,650
WABCO Holdings, Inc.*	48,000		6,420,000

			14,399,088

Marine (0.4%)
DryShips, Inc.*	175,000		915,250

Road & Rail (2.6%)
Genesee & Wyoming, Inc., Class A*	22,000		2,431,220
Hertz Global Holdings, Inc.*	216,500		2,996,360

			5,427,580

Trading Companies & Distributors (2.6%)
Herc Holdings, Inc.*	90,000		4,185,900
Kaman Corp.	22,000		1,308,120

			5,494,020

Total Industrials			29,750,632

Information Technology (15.4%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	28,000		1,831,200
Digi International, Inc.*	40,000		544,800

			2,376,000

Electronic Equipment, Instruments & Components (0.1%)
CTS Corp.	7,152		231,439
II-VI, Inc.*	643		22,640

			254,079

IT Services (1.1%)
Altran Technologies SA	500		7,853
Business & Decision*	6,000		47,740
Global Payments, Inc.	1,620		257,580
MoneyGram International, Inc.(x)*	91,000		362,180
Presidio, Inc.	100,000		1,690,000

			2,365,353

Semiconductors & Semiconductor Equipment (7.9%)
AIXTRON SE*	20,000		204,039
Cypress Semiconductor Corp.	263,000		6,138,420
Mellanox Technologies Ltd.*	14,000		1,534,260
Versum Materials, Inc.	165,000		8,733,450

			16,610,169

Software (4.8%)
Carbon Black, Inc.*	272,353		7,078,454
MAM Software Group, Inc.*	1,500		18,120
Monotype Imaging Holdings, Inc.	5,000		99,050
Pivotal Software, Inc., Class A*	200,000		2,984,000
StatPro Group plc	4,500		12,560

			10,192,184

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	—	@	17
Diebold Nixdorf, Inc.*	64,000		716,800

			716,817

Total Information Technology			32,514,602

Materials (5.4%)
Chemicals (2.1%)
OMNOVA Solutions, Inc.*	430,000		4,330,100

Construction Materials (1.6%)
Vulcan Materials Co.	22,500		3,402,900

Containers & Packaging (0.5%)
Greif, Inc., Class A	4,000		151,560
Myers Industries, Inc.	55,000		970,750

			1,122,310

Metals & Mining (0.4%)
Osisko Gold Royalties Ltd.(x)	43,000		399,540
Pan American Silver Corp.	30,000		469,864

			869,404

Paper & Forest Products (0.8%)
Canfor Corp.*	120,000		1,406,650
Norbord, Inc.	13,000		311,643

			1,718,293

Total Materials			11,443,007

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Condor Hospitality Trust, Inc. (REIT)	100,000		1,105,000
Cousins Properties, Inc. (REIT)	3,725		140,023
Dream Global REIT (REIT)	250		3,136
Ryman Hospitality Properties, Inc. (REIT)	59,000		4,826,790

Total Real Estate			6,074,949

Utilities (6.4%)
Electric Utilities (3.2%)
El Paso Electric Co.	85,000		5,701,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	22,000	$1,145,760

		6,847,560

Gas Utilities (1.3%)
National Fuel Gas Co.	56,000	2,627,520
Valener, Inc.	1,000	19,617

		2,647,137

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	32,491

Multi-Utilities (0.6%)
Avista Corp.	25,000	1,211,000

Water Utilities (1.3%)
Connecticut Water Service, Inc.	10,000	700,600
Severn Trent plc	80,000	2,129,581

		2,830,181

Total Utilities		13,568,369

Total Common Stocks (76.2%) (Cost $162,858,417)		160,798,250

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%*	20,000	423,400

Total Preferred Stock (0.2%) (Cost $365,524)		423,400

CLOSED END FUND:
Altaba, Inc.*	72,200	1,406,456

Total Closed End Fund (0.7%) (Cost $5,060,285)		1,406,456

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Ambit Biosciences Corp., CVR(r)*	20,000	30,376
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	40,500
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		71,551

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR(r)*	40,000	—
Ocera Therapeutics, Inc., CVR(r)*	16,000	6,240
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		6,240

Total Health Care		77,791

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	40,095	15,727

Total Materials		15,727

Total Rights (0.0%) (Cost $30,225)		93,518

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (19.1%)
JPMorgan Prime Money Market Fund, IM Shares	40,243,027	$40,255,099

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $400,028, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $408,002.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $500,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $510,000.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,781,538, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,817,050.(xx)	1,781,422	1,781,422

Total Repurchase Agreements		3,181,422

Total Short-Term Investments (20.6%) (Cost $43,430,515)		43,436,521

Total Investments in Securities (97.7%) (Cost $211,744,966)		206,158,145
Other Assets Less Liabilities (2.3%)		4,751,448

Net Assets (100%)		$210,909,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

@	Shares are less than 0.5.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $3,188,316. This was collateralized by $133,499 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-2/15/48 and by cash of $3,181,422 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$1,406,456	$—	$—		$1,406,456
Common Stocks
Communication Services	23,375,358	3,752,286	—		27,127,644
Consumer Discretionary	13,725,875	527,311	353,513		14,606,699
Consumer Staples	1,947,761	717,582	—		2,665,343
Energy	1,212,586	—	—		1,212,586
Financials	2,763,890	77,419	—		2,841,309
Health Care	18,623,234	368,819	1,057		18,993,110
Industrials	29,397,759	352,873	—		29,750,632
Information Technology	32,242,410	272,192	—		32,514,602
Materials	11,443,007	—	—		11,443,007
Real Estate	6,074,949	—	—		6,074,949
Utilities	11,406,297	2,162,072	—		13,568,369
Preferred Stock
Industrials	—	423,400	—		423,400
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	—	—	77,791		77,791
Materials	—	—	15,727		15,727
Short-Term Investments
Investment Company	40,255,099	—	—		40,255,099
Repurchase Agreements	—	3,181,422	—		3,181,422

Total Assets	$193,874,681	$11,835,376	$448,088		$206,158,145

Total Liabilities	$—	$—	$—		$—

Total	$193,874,681	$11,835,376	$448,088		$206,158,145

(a)	A security with a market value of $353,513 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,291,772
Aggregate gross unrealized depreciation	(24,909,808)

Net unrealized depreciation	$(6,618,036)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,776,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (0.8%)
Cincinnati Bell, Inc.*	1,220,000	$6,185,400
Consolidated Communications Holdings, Inc.	30,000	142,800
GCI Liberty, Inc., Class A*	14,400	893,808
Iridium Communications, Inc.*	600,000	12,768,000
Verizon Communications, Inc.	100,000	6,036,000
Windstream Holdings, Inc.(x)*	29,999	6,300

		26,032,308

Entertainment (4.7%)
AMC Entertainment Holdings, Inc., Class A(x)	80,000	856,000
Entertainment One Ltd.	70,000	487,147
IMAX Corp.*	62,000	1,360,900
Liberty Media Corp.-Liberty Braves, Class A*	180,042	5,010,569
Liberty Media Corp.-Liberty Braves, Class C*	180,000	4,995,000
Live Nation Entertainment, Inc.*	700,000	46,438,000
Madison Square Garden Co. (The), Class A*	188,000	49,541,760
Marcus Corp. (The)	595,000	22,020,950
Reading International, Inc., Class A*	186,003	2,224,596
Reading International, Inc., Class B*	2,400	60,000
Take-Two Interactive Software, Inc.*	66,400	8,322,576
World Wrestling Entertainment, Inc., Class A(x)	29,000	2,063,350

		143,380,848

Interactive Media & Services (0.0%)
Cars.com, Inc.*	16,000	143,680
Liberty TripAdvisor Holdings, Inc., Class A*	20,000	188,200

		331,880

Media (3.7%)
AMC Networks, Inc., Class A*	64,000	3,146,240
Beasley Broadcast Group, Inc., Class A‡	630,025	1,953,078
Clear Channel Outdoor Holdings, Inc.*	1,054,000	2,656,080
comScore, Inc.*	230,000	439,300
Corus Entertainment, Inc., Class B	345,000	1,377,552
Discovery, Inc., Class A(x)*	12,000	319,560
Discovery, Inc., Class C*	35,000	861,700
DISH Network Corp., Class A*	22,057	751,482
EW Scripps Co. (The), Class A	2,280,000	30,278,400
Gray Television, Inc.*	319,300	5,210,976
Gray Television, Inc., Class A*	22,200	369,936
Grupo Televisa SAB (ADR)	100,000	978,000
Interpublic Group of Cos., Inc. (The)	820,000	17,679,200
Liberty Global plc, Class A*	97,471	2,412,407
Liberty Global plc, Class C*	238,627	5,676,937
Liberty Latin America Ltd., Class A*	39,149	668,274
Liberty Latin America Ltd., Class C*	95,897	1,639,359
Loral Space & Communications, Inc.*	114,000	4,719,600
Meredith Corp.(x)	78,000	2,859,480
MSG Networks, Inc., Class A(x)*	662,115	10,739,505
Nexstar Media Group, Inc., Class A	32,000	3,273,920
Salem Media Group, Inc.(x)	510,000	780,300
Sinclair Broadcast Group, Inc., Class A	180,000	7,693,200
Sirius XM Holdings, Inc.	1,000,000	6,255,000
Townsquare Media, Inc., Class A	150,000	1,054,500
WideOpenWest, Inc.*	240,026	1,478,560

		115,272,546

Wireless Telecommunication Services (0.7%)
Gogo, Inc.(x)*	480,000	2,894,400
Rogers Communications, Inc., Class B	200,000	9,746,000
Shenandoah Telecommunications Co.	119,000	3,780,630
United States Cellular Corp.*	95,000	3,570,100
VEON Ltd. (ADR)	700,000	1,680,000

		21,671,130

Total Communication Services		306,688,712

Consumer Discretionary (11.8%)
Auto Components (2.6%)
BorgWarner, Inc.	256,000	9,390,080
Cooper Tire & Rubber Co.	155,000	4,048,600
Dana, Inc.	1,020,000	14,728,800
Freni Brembo SpA(x)	1,000,000	9,744,153
Garrett Motion, Inc.*	270,000	2,689,200
Gentex Corp.	190,000	5,231,650
Modine Manufacturing Co.*	850,000	9,664,500
SORL Auto Parts, Inc.(x)*	95,000	300,200
Standard Motor Products, Inc.	145,000	7,039,750
Stoneridge, Inc.*	245,000	7,587,650
Strattec Security Corp.	147,828	2,953,603
Superior Industries International, Inc.	610,000	1,762,900
Tenneco, Inc., Class A	404,000	5,058,080

		80,199,166

Automobiles (0.1%)
Thor Industries, Inc.	4,000	226,560
Winnebago Industries, Inc.	100,000	3,835,000

		4,061,560

Distributors (0.1%)
Uni-Select, Inc.(x)	465,000	3,874,854

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	225,000	1,224,000

Hotels, Restaurants & Leisure (3.4%)
Biglari Holdings, Inc., Class A*	6,000	3,367,080
Biglari Holdings, Inc., Class B*	23,000	2,507,000
Boyd Gaming Corp.	1,178,000	28,213,100
Canterbury Park Holding Corp.‡	323,000	3,943,830
Cheesecake Factory, Inc. (The)(x)	425,000	17,714,000
Churchill Downs, Inc.	112,600	13,901,033
Cracker Barrel Old Country Store, Inc.(x)	6,000	975,900
Denny’s Corp.*	165,000	3,756,225
Dover Motorsports, Inc.	680,012	1,346,424
Full House Resorts, Inc.*	440,000	950,400
Golden Entertainment, Inc.(x)*	150,000	1,993,500
International Speedway Corp., Class A	100,000	4,501,000
Las Vegas Sands Corp.	175,000	10,108,000
Nathan’s Famous, Inc.	167,046	12,002,255
Twin River Worldwide Holdings, Inc.(x)	20,082	458,472

		105,738,219

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	340,000	5,202,000
Cavco Industries, Inc.*	160,000	30,734,400
Ethan Allen Interiors, Inc.	24,000	458,400
Hunter Douglas NV	16,000	1,039,376
La-Z-Boy, Inc.	315,000	10,580,850
Lennar Corp., Class B	100,000	4,437,000
Nobility Homes, Inc.	139,132	3,277,950
Skyline Champion Corp.*	155,000	4,663,950

		60,393,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	610,000	$9,024,950
Lands’ End, Inc.(x)*	110,000	1,247,950
Stamps.com, Inc.*	12,700	945,515

		11,218,415

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,127,200
Marine Products Corp.	260,000	3,681,600
Universal Entertainment Corp.(x)	60,000	1,936,648

		8,745,448

Multiline Retail (0.0%)
JC Penney Co., Inc.(x)*	380,000	337,782

Specialty Retail (2.6%)
Aaron’s, Inc.	152,000	9,767,520
AutoNation, Inc.*	423,000	21,446,100
Barnes & Noble Education, Inc.*	24,200	75,504
Big 5 Sporting Goods Corp.(x)	160,000	332,800
Bowlin Travel Centers, Inc.*	77,200	192,228
Carvana Co.(x)*	6,000	396,000
GNC Holdings, Inc., Class A(x)*	240,000	513,600
Monro, Inc.	60,000	4,740,600
O’Reilly Automotive, Inc.*	11,700	4,662,567
Penske Automotive Group, Inc.	468,000	22,127,040
Pets at Home Group plc	260,000	665,580
Sally Beauty Holdings, Inc.*	500,000	7,445,000
Tractor Supply Co.	88,000	7,958,720
Vitamin Shoppe, Inc.(x)*	174,000	1,134,480

		81,457,739

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	185,000	2,834,200
Movado Group, Inc.	70,000	1,740,200
Wolverine World Wide, Inc.	50,000	1,413,000

		5,987,400

Total Consumer Discretionary		363,238,509

Consumer Staples (5.6%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,000	4,368,960
Brown-Forman Corp., Class A	88,000	5,258,000
Brown-Forman Corp., Class B	10,000	627,800
Cott Corp.	799,000	9,963,530
Crimson Wine Group Ltd.*	351,000	2,650,050
Davide Campari-Milano SpA	700,000	6,324,980
National Beverage Corp.(x)	43,000	1,907,480

		31,100,800

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	24,000	3,867,840
Ingles Markets, Inc., Class A‡	785,400	30,520,644
United Natural Foods, Inc.*	80,000	921,600
Village Super Market, Inc., Class A	113,300	2,996,785
Weis Markets, Inc.	76,500	2,917,710

		41,224,579

Food Products (2.1%)
Calavo Growers, Inc.	2,500	237,950
Farmer Brothers Co.*	140,000	1,813,000
Flowers Foods, Inc.	60,000	1,387,800
Hain Celestial Group, Inc. (The)(x)*	500,000	10,737,500
Ingredion, Inc.	24,000	1,961,760
J&J Snack Foods Corp.	45,000	8,640,000
John B Sanfilippo & Son, Inc.	17,000	1,642,200
Lifeway Foods, Inc.*	125,000	273,750
Maple Leaf Foods, Inc.	100,000	2,243,273
Post Holdings, Inc.*	112,000	11,854,080
Rock Field Co. Ltd.(x)	400,000	5,341,965
Tootsie Roll Industries, Inc.(x)	468,000	17,381,520

		63,514,798

Household Products (1.0%)
Church & Dwight Co., Inc.	100,000	7,524,000
Energizer Holdings, Inc.(x)	43,000	1,873,940
Katy Industries, Inc.(r)*	300,000	—
Oil-Dri Corp. of America‡	431,000	14,679,860
WD-40 Co.	42,000	7,708,680

		31,786,480

Personal Products (0.1%)
Edgewell Personal Care Co.*	30,000	974,700
Revlon, Inc., Class A(x)*	22,000	516,780
United-Guardian, Inc.	139,500	2,615,625

		4,107,105

Total Consumer Staples		171,733,762

Energy (0.9%)
Energy Equipment & Services (0.4%)
Dril-Quip, Inc.*	154,000	7,727,720
KLX Energy Services Holdings, Inc.*	100,000	864,500
Oceaneering International, Inc.*	120,000	1,626,000
RPC, Inc.(x)	650,000	3,646,500
Valaris plc(x)	46,000	221,260

		14,085,980

Oil, Gas & Consumable Fuels (0.5%)
Black Ridge Oil and Gas, Inc.*	455,030	8,191
CNX Resources Corp.*	224,000	1,626,240
CONSOL Energy, Inc.(x)*	28,000	437,640
Navigator Holdings Ltd.*	190,083	2,030,086
ONEOK, Inc.	138,000	10,169,220

		14,271,377

Total Energy		28,357,357

Financials (4.2%)
Banks (2.0%)
Ameris Bancorp	37,000	1,488,880
Atlantic Capital Bancshares, Inc.*	50,000	867,000
Boston Private Financial Holdings, Inc.	450,000	5,244,750
Cadence Bancorp	50,000	877,000
Eagle Bancorp, Inc.	51,000	2,275,620
First Bancorp	83,150	829,837
First Busey Corp.	22,000	556,160
First Horizon National Corp.	55,000	891,000
Flushing Financial Corp.	615,000	12,426,075
FNB Corp.	46,000	530,380
Hope Bancorp, Inc.	575,000	8,245,500
Huntington Bancshares, Inc.	250,000	3,567,500
Pinnacle Financial Partners, Inc.	7,000	397,250
Sandy Spring Bancorp, Inc.	30,000	1,011,300
Seacoast Banking Corp. of Florida*	35,000	885,850
ServisFirst Bancshares, Inc.	26,000	861,900
South State Corp.	7,000	527,100
Sterling Bancorp	746,000	14,964,760
Synovus Financial Corp.	75,960	2,716,330
Thomasville Bancshares, Inc.(x)	15,960	670,958
Towne Bank	11,000	305,855
Trustmark Corp.	24,000	818,640
United Community Banks, Inc.	23,000	652,050

		61,611,695

Capital Markets (1.8%)
BKF Capital Group, Inc.*	12,000	144,120
Charles Schwab Corp. (The)	98,000	4,099,340
Cohen & Steers, Inc.	415,000	22,795,950
GAM Holding AG*	476,000	1,907,720
Janus Henderson Group plc	380,000	8,534,800
KKR & Co., Inc., Class A	150,000	4,027,500
Legg Mason, Inc.	50,000	1,909,500
PJT Partners, Inc., Class A	105,000	4,273,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pzena Investment Management, Inc., Class A	68,000	$606,560
Waddell & Reed Financial, Inc., Class A(x)	480,000	8,246,400
Wright Investors’ Service Holdings, Inc.*	193,500	85,140

		56,630,530

Consumer Finance (0.1%)
Medallion Financial Corp.(x)*	180,000	1,152,000

Insurance (0.3%)
Alleghany Corp.*	3,295	2,628,619
Argo Group International Holdings Ltd.	71,300	5,008,112

		7,636,731

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	30,000	413,400
Crazy Woman Creek Bancorp, Inc.	14,000	246,960
OceanFirst Financial Corp.	5,000	118,000

		778,360

Total Financials		127,809,316

Health Care (4.7%)
Biotechnology (0.1%)
Invitae Corp.(x)*	72,000	1,387,440
OPKO Health, Inc.(x)*	140,000	292,600

		1,680,040

Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*	300	54,276
Biolase, Inc.*	1	1
Cantel Medical Corp.	33,000	2,468,400
Cardiovascular Systems, Inc.*	40,000	1,900,800
CONMED Corp.	62,000	5,961,300
Cooper Cos., Inc. (The)	15,000	4,455,000
Cutera, Inc.*	674,000	19,701,020
DexCom, Inc.*	17,900	2,671,396
Heska Corp.(x)*	31,000	2,196,970
ICU Medical, Inc.*	25,500	4,069,800
IntriCon Corp.(x)*	65,027	1,264,125
Masimo Corp.*	103,500	15,399,765
Meridian Bioscience, Inc.	200,000	1,898,000
Neogen Corp.*	21,000	1,430,310
NuVasive, Inc.*	154,000	9,760,520
Nuvectra Corp.*	35,033	47,645
Orthofix Medical, Inc.*	60,000	3,181,200
Quidel Corp.*	427,000	26,196,450
STERIS plc	91,000	13,148,590
Surmodics, Inc.*	40,000	1,829,600
Wright Medical Group NV*	182,500	3,764,975

		121,400,143

Health Care Providers & Services (0.5%)
Chemed Corp.	14,000	5,845,980
Covetrus, Inc.*	16,000	190,240
Henry Schein, Inc.*	20,000	1,270,000
Owens & Minor, Inc.	100,000	581,000
Patterson Cos., Inc.	335,000	5,969,700

		13,856,920

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	64,000	460,160
Teladoc Health, Inc.(x)*	10,000	677,200

		1,137,360

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	21,000	6,987,540

Pharmaceuticals (0.0%)
Akorn, Inc.*	200,010	760,038
Cassava Sciences, Inc.*	1	1

		760,039

Total Health Care		145,822,042

Industrials (38.7%)
Aerospace & Defense (5.8%)
AAR Corp.	85,000	3,502,850
Aerojet Rocketdyne Holdings, Inc.*	1,639,000	82,785,890
Astronics Corp.*	9,000	264,420
Astronics Corp., Class B(x)*	22,937	672,278
Curtiss-Wright Corp.	285,000	36,870,450
Ducommun, Inc.*	79,020	3,350,448
HEICO Corp.	121,093	15,122,094
HEICO Corp., Class A	1,000	97,310
Innovative Solutions & Support, Inc.*	106,409	500,122
Moog, Inc., Class A	59,500	4,826,640
Moog, Inc., Class B	29,500	2,273,860
Park Aerospace Corp.	750,000	13,170,000
Textron, Inc.	287,000	14,051,520

		177,487,882

Building Products (1.8%)
AO Smith Corp.	80,000	3,816,800
Armstrong Flooring, Inc.*	365,000	2,332,350
Fortune Brands Home & Security, Inc.	20,000	1,094,000
Griffon Corp.	2,018,000	42,317,460
Johnson Controls International plc	120,000	5,266,800

		54,827,410

Commercial Services & Supplies (5.0%)
ACCO Brands Corp.	160,000	1,579,200
Casella Waste Systems, Inc., Class A*	170,000	7,299,800
Covanta Holding Corp.	210,000	3,630,900
IAA, Inc.*	440,000	18,361,200
KAR Auction Services, Inc.	440,000	10,802,000
Kimball International, Inc., Class B	156,000	3,010,800
Loomis AB, Class B(x)	225,000	7,908,331
Matthews International Corp., Class A	126,000	4,459,140
McGrath RentCorp	24,000	1,670,160
Republic Services, Inc.	390,000	33,754,500
Rollins, Inc.	1,190,000	40,543,300
Team, Inc.(x)*	1,242,906	22,434,453

		155,453,784

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,496,600
Arcosa, Inc.	76,000	2,599,960
Granite Construction, Inc.	26,000	835,380
Valmont Industries, Inc.	10,000	1,384,400

		6,316,340

Electrical Equipment (1.6%)
Allied Motion Technologies, Inc.	4,100	144,771
AMETEK, Inc.	342,000	31,402,440
AZZ, Inc.	47,000	2,047,320
Rockwell Automation, Inc.	94,000	15,491,200
SGL Carbon SE*	15,000	71,217
Vicor Corp.(x)*	15,000	442,800

		49,599,748

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	52,500	1,756,650
Roper Technologies, Inc.	29,000	10,341,400

		12,098,050

Machinery (15.1%)
Actuant Corp., Class A	10,000	219,400
Albany International Corp., Class A	42,000	3,786,720
Altra Industrial Motion Corp.	40,000	1,107,800
Astec Industries, Inc.	433,764	13,490,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chart Industries, Inc.*	140,000	$8,730,400
CIRCOR International, Inc.*	629,032	23,620,151
CNH Industrial NV(x)	2,690,000	27,303,500
Crane Co.	555,000	44,749,650
Donaldson Co., Inc.	220,000	11,457,600
Eastern Co. (The)	223,000	5,534,860
EnPro Industries, Inc.	266,000	18,260,900
Evoqua Water Technologies Corp.*	76,000	1,293,520
Federal Signal Corp.	624,000	20,429,760
Flowserve Corp.	104,000	4,857,840
Franklin Electric Co., Inc.	260,000	12,430,600
Gorman-Rupp Co. (The)	376,600	13,101,914
Graco, Inc.	450,000	20,718,000
IDEX Corp.	98,000	16,060,240
Interpump Group SpA(x)	220,000	6,953,881
Kennametal, Inc.	248,000	7,623,520
LB Foster Co., Class A*	65,843	1,426,818
Lincoln Electric Holdings, Inc.	105,000	9,109,800
Lindsay Corp.(x)	66,000	6,128,100
LS Starrett Co. (The), Class A*	290,080	1,682,464
Lydall, Inc.*	31,000	772,210
Manitowoc Co., Inc. (The)*	10,000	125,000
Middleby Corp. (The)*	4,800	561,120
Mueller Industries, Inc.	1,450,000	41,586,000
Mueller Water Products, Inc., Class A	1,412,000	15,870,880
Navistar International Corp.*	895,000	25,158,450
Nordson Corp.	40,000	5,850,400
Park-Ohio Holdings Corp.	498,000	14,870,280
Spartan Motors, Inc.	290,000	3,978,800
Standex International Corp.	63,000	4,595,220
Tennant Co.	300,000	21,210,000
Toro Co. (The)	48,000	3,518,400
Trinity Industries, Inc.	108,000	2,125,440
Twin Disc, Inc.*	370,018	3,918,491
Watts Water Technologies, Inc., Class A	330,000	30,930,900
Welbilt, Inc.*	48,000	809,280
Woodward, Inc.	100,000	10,783,000

		466,741,369

Road & Rail (1.5%)
Hertz Global Holdings, Inc.*	3,450,000	47,748,000

Trading Companies & Distributors (6.9%)
GATX Corp.	840,000	65,125,200
H&E Equipment Services, Inc.	4,000	115,440
Herc Holdings, Inc.*	1,273,000	59,207,230
Kaman Corp.	1,000,046	59,462,735
Lawson Products, Inc.*	88,000	3,408,240
Rush Enterprises, Inc., Class B‡	516,900	20,639,817
Titan Machinery, Inc.*	51,000	731,340
United Rentals, Inc.*	27,000	3,365,280

		212,055,282

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,150,000	8,253,108
Macquarie Infrastructure Corp.	80,000	3,157,600

		11,410,708

Total Industrials		1,193,738,573

Information Technology (4.1%)
Communications Equipment (0.2%)
Communications Systems, Inc.	373,969	1,709,038
EchoStar Corp., Class A*	30,000	1,188,600
Plantronics, Inc.	40,000	1,492,800

		4,390,438

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	109,000	5,853,300
Bel Fuse, Inc., Class A‡	159,000	2,179,890
Belden, Inc.	4,000	213,360
CTS Corp.	996,000	32,230,560
Daktronics, Inc.	130,000	960,050
Itron, Inc.*	70,000	5,177,200
KEMET Corp.	42,922	780,322
Landis+Gyr Group AG*	13,000	1,165,122
Littelfuse, Inc.	60,000	10,638,600
Trans-Lux Corp.*	91,600	41,220

		59,239,624

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,080	2,250,240
Internap Corp.(x)*	375,000	967,500
Steel Connect, Inc.*	600,000	1,038,000

		4,255,740

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp.	740,000	17,271,600

Software (0.4%)
Fortinet, Inc.*	26,000	1,995,760
Tyler Technologies, Inc.*	42,000	11,025,000

		13,020,760

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.(x)*	135,000	1,100,250
Avid Technology, Inc.*	42,687	264,233
Diebold Nixdorf, Inc.*	1,568,000	17,561,600
Stratasys Ltd.(x)*	390,000	8,308,950
TransAct Technologies, Inc.	80,000	974,400

		28,209,433

Total Information Technology		126,387,595

Materials (7.7%)
Chemicals (4.5%)
Albemarle Corp.(x)	28,000	1,946,560
Ashland Global Holdings, Inc.	58,000	4,468,900
Core Molding Technologies, Inc.*	348,000	2,230,680
Element Solutions, Inc.*	65,000	661,700
Ferro Corp.*	1,955,000	23,186,300
FMC Corp.	30,000	2,630,400
GCP Applied Technologies, Inc.*	485,000	9,336,250
HB Fuller Co.	270,000	12,571,200
Huntsman Corp.	138,000	3,209,880
Livent Corp.*	28,059	187,715
Minerals Technologies, Inc.	185,000	9,821,650
NewMarket Corp.	15,500	7,317,395
Olin Corp.	120,000	2,246,400
OMNOVA Solutions, Inc.*	400,000	4,028,000
Quaker Chemical Corp.	5,000	790,700
Scotts Miracle-Gro Co. (The)	79,000	8,043,780
Sensient Technologies Corp.	228,895	15,713,642
Takasago International Corp.	40,000	967,399
Tredegar Corp.	1,270,000	24,790,400
Valvoline, Inc.	164,720	3,628,781

		137,777,732

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	8,033,816
Myers Industries, Inc.	1,600,000	28,240,000
Sonoco Products Co.	155,000	9,022,550

		45,296,366

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	640,000	12,960,000
Ampco-Pittsburgh Corp.(x)*	400,000	1,472,000
Barrick Gold Corp.	24,000	415,920
Century Aluminum Co.(x)*	32,000	212,320
Haynes International, Inc.	46,000	1,648,640
Kinross Gold Corp.*	45,000	207,000
Materion Corp.	322,000	19,757,920
TimkenSteel Corp.*	828,000	5,208,120

		41,881,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	540,000	$13,273,200

Total Materials		238,229,218

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Ryman Hospitality Properties, Inc. (REIT)	687,000	56,203,470
Seritage Growth Properties (REIT), Class A(x)	95,000	4,036,550

		60,240,020

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	67,000	1,078,700
Griffin Industrial Realty, Inc.‡	326,022	12,372,535
Gyrodyne LLC*	3,000	58,980
St Joe Co. (The)(x)*	830,000	14,217,900
Tejon Ranch Co.*	388,000	6,584,360

		34,312,475

Total Real Estate		94,552,495

Utilities (8.0%)
Electric Utilities (4.5%)
El Paso Electric Co.	690,000	46,285,200
Evergy, Inc.	150,000	9,984,000
Otter Tail Corp.	320,000	17,200,000
PNM Resources, Inc.	1,235,000	64,318,800

		137,788,000

Gas Utilities (1.7%)
Chesapeake Utilities Corp.	6,000	571,920
National Fuel Gas Co.	175,000	8,211,000
Northwest Natural Holding Co.	32,000	2,282,880
ONE Gas, Inc.	40,000	3,844,400
Southwest Gas Holdings, Inc.	425,000	38,692,000

		53,602,200

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	240,000	3,921,600
Ormat Technologies, Inc.	84,000	6,240,360

		10,161,960

Multi-Utilities (1.2%)
Black Hills Corp.	222,000	17,034,060
NorthWestern Corp.	270,000	20,263,500

		37,297,560

Water Utilities (0.3%)
Cadiz, Inc.(x)*	10,000	124,900
SJW Group	104,000	7,102,160
York Water Co. (The)	43,500	1,899,210

		9,126,270

Total Utilities		247,975,990

Total Common Stocks (98.7%) (Cost $1,576,765,881)		3,044,533,569

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP
6.000%	136,000	2,879,120

Total Preferred Stock (0.1%) (Cost $3,264,000)		2,879,120

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	877,500	$—

Total Communication Services		—

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	28,500

Total Health Care		28,500

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	115,000	45,109

Total Materials		45,109

Total Rights (0.0%) (Cost $335,269)		73,609

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.8%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $10,000,533, collateralized by various Common Stocks; total market value $11,000,001.(xx)	$10,000,000	10,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,400,093, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,428,001.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,200,083, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,224,005.(xx)	1,200,000	1,200,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $7,002,545, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $7,140,001.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $700,039, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $779,101.(xx)	700,000	700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $7,558,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $7,708,869.(xx)	$7,557,714	$7,557,714
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $5,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $10,000,547, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $11,110,619.(xx)	10,000,000	10,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $13,505,250, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $14,999,336.(xx)	13,500,000	13,500,000

Total Repurchase Agreements		56,357,714

Total Short-Term Investments (1.8%) (Cost $56,357,714)		56,357,714

Total Investments in Securities (100.6%) (Cost $1,636,722,864)		3,103,844,012
Other Assets Less Liabilities (-0.6%)		(17,518,058)

Net Assets (100%)		$3,086,325,954

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $99,406,080. This was collateralized by $48,293,637 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $56,357,714 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A	630,025	2,325,000	42,159	—	—	(414,081)	1,953,078	94,364	—
Bel Fuse, Inc., Class A	159,000	2,131,250	41,224	—	—	7,416	2,179,890	27,900	—
Canterbury Park Holding Corp.	323,000	4,492,930	—	—	—	(549,100)	3,943,830	67,830	—
Griffin Industrial Realty, Inc.	326,022	10,269,312	147,697	—	—	1,955,526	12,372,535	—	—
Ingles Markets, Inc., Class A	785,400	21,462,970	—	(122,198)	8,645	9,171,227	30,520,644	390,308	—
Oil-Dri Corp. of America	431,000	11,607,000	—	(201,361)	(58,766)	3,332,987	14,679,860	319,740	—
Rush Enterprises, Inc., Class B	516,900	18,401,640	—	—	—	2,238,177	20,639,817	191,253	—

Total		70,690,102	231,080	(323,559)	(50,121)	15,742,152	86,289,654	1,091,395	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$305,771,629	$917,083	$—		$306,688,712
Consumer Discretionary	328,556,092	34,682,417	—		363,238,509
Consumer Staples	140,121,282	31,612,480	—	(b)	171,733,762
Energy	28,357,357	—	—		28,357,357
Financials	124,754,418	3,054,898	—		127,809,316
Health Care	145,822,042	—	—		145,822,042
Industrials	1,165,923,434	27,815,139	—		1,193,738,573
Information Technology	123,001,363	3,386,232	—		126,387,595
Materials	237,261,819	967,399	—		238,229,218
Real Estate	93,414,815	1,137,680	—		94,552,495
Utilities	247,975,990	—	—		247,975,990
Preferred Stock
Industrials	—	2,879,120	—		2,879,120
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	—	28,500	—		28,500
Materials	—	—	45,109		45,109
Short-Term Investments
Repurchase Agreements	—	56,357,714	—		56,357,714

Total Assets	$2,940,960,241	$162,838,662	$45,109		$3,103,844,012

Total Liabilities	$—	$—	$—		$—

Total	$2,940,960,241	$162,838,662	$45,109		$3,103,844,012

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,652,363,988
Aggregate gross unrealized depreciation	(189,133,159)

Net unrealized appreciation	$1,463,230,829

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,640,613,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (81.2%)
Communication Services (15.4%)
Diversified Telecommunication Services (4.5%)
Altice France SA
7.375%, 5/1/26§	$325,000	$348,468
CCO Holdings LLC
5.250%, 9/30/22	660,000	665,511
5.125%, 5/1/23§	665,000	681,452
5.750%, 1/15/24	516,000	526,965
5.875%, 4/1/24§	575,000	598,109
5.750%, 2/15/26§	362,000	381,729
5.875%, 5/1/27§	366,000	386,816
5.000%, 2/1/28§	225,000	232,940
5.375%, 6/1/29§	100,000	106,125
4.750%, 3/1/30§	613,000	621,046
CenturyLink, Inc.
Series G
6.875%, 1/15/28(x)	375,000	387,188
Series W
6.750%, 12/1/23	270,000	296,325
Cincinnati Bell, Inc.
7.000%, 7/15/24§	585,000	541,236
Level 3 Financing, Inc.
5.375%, 8/15/22	1,031,000	1,032,289
5.125%, 5/1/23	350,000	353,185
Level 3 Parent LLC
5.750%, 12/1/22	190,000	189,962
Sprint Capital Corp.
8.750%, 3/15/32	446,000	550,119
Virgin Media Finance plc
6.000%, 10/15/24§	800,000	824,000
5.750%, 1/15/25§	850,000	876,562

		9,600,027

Entertainment (1.0%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26	900,000	816,750
6.125%, 5/15/27(x)	375,000	340,781
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	714,000	739,061
Netflix, Inc.
4.875%, 4/15/28	214,000	216,932

		2,113,524

Interactive Media & Services (0.5%)
Match Group, Inc.
6.375%, 6/1/24	358,000	375,005
Rackspace Hosting, Inc.
8.625%, 11/15/24§	652,000	599,775

		974,780
Media (7.0%)
Altice Financing SA
6.625%, 2/15/23§	625,000	640,625
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	204,250
AMC Networks, Inc.
5.000%, 4/1/24	500,000	515,015
Cinemark USA, Inc.
4.875%, 6/1/23	550,000	558,250
CSC Holdings LLC
5.125%, 12/15/21§	389,000	387,211
5.250%, 6/1/24	250,000	268,750
5.375%, 2/1/28§	400,000	420,000
7.500%, 4/1/28§	850,000	957,610
5.750%, 1/15/30§	325,000	338,650
Diamond Sports Group LLC
5.375%, 8/15/26§	1,367,000	1,415,255
6.625%, 8/15/27§	978,000	1,014,675
DISH DBS Corp.
5.875%, 7/15/22	326,000	339,855
Getty Images, Inc.
9.750%, 3/1/27§	224,000	225,680
Lamar Media Corp.
5.375%, 1/15/24	204,000	209,610
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	522,000	451,530
Meredith Corp.
6.875%, 2/1/26	477,000	484,751
National CineMedia LLC
6.000%, 4/15/22	679,000	688,397
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	122,000	126,679
Nexstar Escrow, Inc.
5.625%, 7/15/27§	300,000	313,500
Outfront Media Capital LLC
5.000%, 8/15/27§	475,000	497,372
Quebecor Media, Inc.
5.750%, 1/15/23	930,000	1,011,375
Sinclair Television Group, Inc.
6.125%, 10/1/22	188,000	191,634
Sirius XM Radio, Inc.
4.625%, 5/15/23§	650,000	662,188
4.625%, 7/15/24§	358,000	370,458
5.500%, 7/1/29§	134,000	142,710
Univision Communications, Inc.
6.750%, 9/15/22§	514,000	519,782
Ziggo Bond Co. BV
6.000%, 1/15/27§	875,000	912,188
Ziggo BV
5.500%, 1/15/27§	970,000	1,013,553

		14,881,553

Wireless Telecommunication Services (2.4%)
Hughes Satellite Systems Corp.
7.625%, 6/15/21	900,000	970,875
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	139,349
6.000%, 11/15/22	250,000	264,375
Sprint Corp.
7.875%, 9/15/23	509,000	559,116
7.125%, 6/15/24	1,336,000	1,436,601
7.625%, 3/1/26	234,000	258,131
T-Mobile USA, Inc.
6.000%, 3/1/23	967,000	982,656
6.000%, 4/15/24	272,000	281,520
6.375%, 3/1/25	269,000	278,673

		5,171,296

Total Communication Services		32,741,180

Consumer Discretionary (7.1%)
Auto Components (0.5%)
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	725,000	763,062
8.500%, 5/15/27§	232,000	234,216

		997,278

Distributors (0.9%)
LKQ Corp.
4.750%, 5/15/23	800,000	811,000
Performance Food Group, Inc.
5.500%, 10/15/27§	357,000	375,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Univar USA, Inc.
6.750%, 7/15/23§	$720,000	$727,200

		1,913,943

Diversified Consumer Services (0.5%)
BidFair MergeRight, Inc.
7.375%, 10/15/27§	325,000	331,116
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	205,563
Service Corp. International
5.375%, 5/15/24	98,000	101,140
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	525,000	547,312

		1,185,131

Hotels, Restaurants & Leisure (4.8%)
1011778 BC ULC
4.625%, 1/15/22§	789,000	789,079
4.250%, 5/15/24§	98,000	100,607
5.000%, 10/15/25§	1,510,000	1,559,528
Boyd Gaming Corp.
6.875%, 5/15/23	150,000	155,250
6.000%, 8/15/26	400,000	422,492
Boyne USA, Inc.
7.250%, 5/1/25§	675,000	735,480
Caesars Resort Collection LLC
5.250%, 10/15/25§	350,000	356,562
Churchill Downs, Inc.
5.500%, 4/1/27§	366,000	387,448
Eldorado Resorts, Inc.
7.000%, 8/1/23	560,000	583,800
6.000%, 9/15/26	278,000	304,757
Golden Entertainment, Inc.
7.625%, 4/15/26§	368,000	383,640
International Game Technology plc
6.250%, 2/15/22§	975,000	1,028,277
6.250%, 1/15/27§	475,000	526,656
LTF Merger Sub, Inc.
8.500%, 6/15/23§	600,000	615,750
Marriott Ownership Resorts, Inc.
4.750%, 1/15/28§	100,000	101,000
MGM Resorts International
6.625%, 12/15/21	69,000	74,579
Scientific Games International, Inc.
10.000%, 12/1/22	630,000	655,200
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	163,000	174,084
Stars Group Holdings BV
7.000%, 7/15/26§	272,000	287,648
Station Casinos LLC
5.000%, 10/1/25§	675,000	683,302
Yum! Brands, Inc.
4.750%, 1/15/30§	297,000	306,700

		10,231,839

Multiline Retail (0.1%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	149,000	159,058

Specialty Retail (0.3%)
KGA Escrow LLC
7.500%, 8/15/23§	394,000	411,730
Penske Automotive Group, Inc.
5.750%, 10/1/22	229,000	231,061

		642,791

Total Consumer Discretionary		15,130,040

Consumer Staples (3.3%)
Food & Staples Retailing (0.3%)
US Foods, Inc.
5.875%, 6/15/24§	580,000	596,675

Food Products (1.7%)
B&G Foods, Inc.
5.250%, 4/1/25	123,000	125,921
5.250%, 9/15/27	240,000	244,500
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	236,000	241,900
JBS USA LUX SA
6.750%, 2/15/28§	542,000	600,096
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	64,150
4.875%, 11/1/26§	246,000	257,995
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	360,000	386,190
Post Holdings, Inc.
5.500%, 3/1/25§	500,000	523,750
5.000%, 8/15/26§	275,000	284,859
5.750%, 3/1/27§	410,000	434,169
Sigma Holdco BV
7.875%, 5/15/26§	592,000	593,480

		3,757,010

Household Products (0.6%)
Central Garden & Pet Co.
6.125%, 11/15/23	239,000	246,170
Energizer Holdings, Inc.
5.500%, 6/15/25§	94,000	97,321
7.750%, 1/15/27§	264,000	293,489
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	459,000	405,067
Spectrum Brands, Inc.
6.625%, 11/15/22	190,000	192,755

		1,234,802

Personal Products (0.7%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	478,000	478,000
Prestige Brands, Inc.
5.375%, 12/15/21§	378,000	379,890
6.375%, 3/1/24§	558,000	580,320

		1,438,210

Total Consumer Staples		7,026,697

Energy (8.9%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.750%, 12/15/23	298,000	289,492
7.125%, 1/15/26§	98,000	90,405

		379,897

Oil, Gas & Consumable Fuels (8.7%)
Aker BP ASA
4.750%, 6/15/24§	200,000	208,246
American Midstream Partners LP
9.500%, 12/15/21(e)§	768,000	721,920
Antero Midstream Partners LP
5.375%, 9/15/24	325,000	292,402
5.750%, 3/1/27§	350,000	291,813
5.750%, 1/15/28§	400,000	329,000
Antero Resources Corp.
5.375%, 11/1/21	186,000	179,490
5.625%, 6/1/23(x)	337,000	290,241
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	411,000	410,877
7.000%, 11/1/26§	400,000	334,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Berry Petroleum Co. LLC
7.000%, 2/15/26§	$212,000	$202,990
Blue Racer Midstream LLC
6.125%, 11/15/22§	655,000	657,653
6.625%, 7/15/26§	379,000	372,841
Callon Petroleum Co.
6.125%, 10/1/24	400,000	394,500
Calumet Specialty Products Partners LP
7.625%, 1/15/22(x)	516,000	491,490
11.000%, 4/15/25§	200,000	200,000
Chesapeake Energy Corp.
7.000%, 10/1/24	314,000	227,846
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	370,000	379,713
CrownRock LP
5.625%, 10/15/25§	622,000	625,234
Delek Logistics Partners LP
6.750%, 5/15/25(x)	537,000	534,900
Extraction Oil & Gas, Inc.
7.375%, 5/15/24§	225,000	151,875
5.625%, 2/1/26§	350,000	220,500
Genesis Energy LP
5.625%, 6/15/24	386,000	371,525
6.500%, 10/1/25	384,000	375,480
Gulfport Energy Corp.
6.000%, 10/15/24	825,000	596,764
6.375%, 1/15/26	404,000	289,870
Hess Infrastructure Partners LP
5.625%, 2/15/26§	275,000	285,313
Hilcorp Energy I LP
6.250%, 11/1/28§	488,000	455,060
Holly Energy Partners LP
6.000%, 8/1/24§	698,000	727,665
Indigo Natural Resources LLC
6.875%, 2/15/26§	162,000	145,800
Jagged Peak Energy LLC
5.875%, 5/1/26	150,000	149,884
Matador Resources Co.
5.875%, 9/15/26	300,000	300,570
MEG Energy Corp.
6.375%, 1/30/23§	50,000	48,563
7.000%, 3/31/24§	100,000	96,500
NuStar Logistics LP
6.000%, 6/1/26	125,000	134,975
Oasis Petroleum, Inc.
6.250%, 5/1/26(x)§	50,000	40,626
Parsley Energy LLC
6.250%, 6/1/24§	630,000	652,050
PBF Holding Co. LLC
7.000%, 11/15/23	272,000	280,332
PBF Logistics LP
6.875%, 5/15/23	606,000	621,908
PDC Energy, Inc.
5.750%, 5/15/26	375,000	368,475
SemGroup Corp.
5.625%, 7/15/22	435,000	439,898
5.625%, 11/15/23	255,000	261,056
SM Energy Co.
6.750%, 9/15/26	274,000	241,805
Southern Star Central Corp.
5.125%, 7/15/22§	803,000	810,550
Southwestern Energy Co.
7.750%, 10/1/27(x)	245,000	213,456
SRC Energy, Inc.
6.250%, 12/1/25	725,000	716,829
Summit Midstream Holdings LLC
5.500%, 8/15/22	406,000	370,983
Sunoco LP
4.875%, 1/15/23	475,000	486,875
5.500%, 2/15/26	225,000	234,544
6.000%, 4/15/27	375,000	398,899
Targa Resources Partners LP
6.750%, 3/15/24	566,000	587,225
Whiting Petroleum Corp.
6.625%, 1/15/26(x)	184,000	124,200
WPX Energy, Inc.
5.250%, 10/15/27(x)	225,000	226,402

		18,571,613

Total Energy		18,951,510

Financials (8.5%)
Capital Markets (0.8%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	988,808
MSCI, Inc.
5.250%, 11/15/24§	684,000	706,230

		1,695,038

Consumer Finance (1.0%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	186,000	199,333
Curo Group Holdings Corp.
8.250%, 9/1/25§	324,000	284,203
Enova International, Inc.
8.500%, 9/1/24§	314,000	292,805
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	366,000	395,026
Springleaf Finance Corp.
7.125%, 3/15/26	225,000	248,895
6.625%, 1/15/28	725,000	777,780

		2,198,042

Diversified Financial Services (1.2%)
Allied Universal Holdco LLC
9.750%, 7/15/27§	203,000	211,296
Oxford Finance LLC
6.375%, 12/15/22§	950,000	988,000
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	816,000	874,132
8.250%, 11/15/26§	208,000	229,060
Verscend Escrow Corp.
9.750%, 8/15/26§	332,000	353,122

		2,655,610

Insurance (3.4%)
Acrisure LLC
8.125%, 2/15/24§	606,000	651,450
7.000%, 11/15/25§	1,675,000	1,561,602
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	1,450,000	1,477,188
AssuredPartners, Inc.
7.000%, 8/15/25§	525,000	523,687
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§	1,300,000	1,388,549
NFP Corp.
6.875%, 7/15/25§	1,325,000	1,315,063
USI, Inc.
6.875%, 5/1/25§	279,000	282,482

		7,200,021

Thrifts & Mortgage Finance (2.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	530,000	486,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	$1,222,000	$1,251,022
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	900,000	936,000
Provident Funding Associates LP
6.375%, 6/15/25§	1,100,000	1,069,651
Quicken Loans, Inc.
5.750%, 5/1/25§	625,000	645,313

		4,388,261

Total Financials		18,136,972

Health Care (9.0%)
Health Care Equipment & Supplies (0.4%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	322,000	329,792
Sotera Health Holdings LLC
6.500%, 5/15/23§	513,000	521,978

		851,770

Health Care Providers & Services (7.0%)
Centene Corp.
6.125%, 2/15/24	594,000	617,314
DaVita, Inc.
5.125%, 7/15/24	650,000	659,750
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	1,551,000	1,564,571
7.750%, 5/15/22 PIK§	550,000	554,125
Encompass Health Corp.
5.125%, 3/15/23	100,000	101,875
5.750%, 11/1/24	1,215,000	1,230,188
5.750%, 9/15/25	275,000	286,921
Envision Healthcare Corp.
8.750%, 10/15/26§	393,000	239,730
Hadrian Merger Sub, Inc.
8.500%, 5/1/26§	179,000	173,630
HCA, Inc.
7.500%, 2/15/22	693,000	766,319
7.690%, 6/15/25	254,000	305,435
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	875,000	807,188
NVA Holdings, Inc.
6.875%, 4/1/26§	1,597,000	1,694,816
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	701,000	594,974
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,800,000	1,912,500
Surgery Center Holdings, Inc.
6.750%, 7/1/25§	394,000	353,615
10.000%, 4/15/27§	437,000	443,555
Tenet Healthcare Corp.
4.625%, 7/15/24	400,000	411,592
4.625%, 9/1/24§	150,000	154,115
5.125%, 5/1/25	771,000	780,676
4.875%, 1/1/26§	570,000	584,250
Vizient, Inc.
6.250%, 5/15/27§	91,000	97,825
WellCare Health Plans, Inc.
5.375%, 8/15/26§	328,000	349,664
West Street Merger Sub, Inc.
6.375%, 9/1/25§	238,000	218,960

		14,903,588

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	208,000	221,000
Syneos Health, Inc.
7.500%, 10/1/24§	441,000	456,986

		677,986

Pharmaceuticals (1.3%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	468,000	530,548
Bausch Health Cos., Inc.
7.000%, 3/15/24§	816,000	857,583
5.500%, 11/1/25§	336,000	351,154
5.750%, 8/15/27§	149,000	160,641
7.000%, 1/15/28§	475,000	510,435
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	107,000	110,076
5.000%, 7/15/27§	278,000	288,425

		2,808,862

Total Health Care		19,242,206

Industrials (9.8%)
Aerospace & Defense (2.2%)
Bombardier, Inc.
8.750%, 12/1/21§	437,000	473,053
7.875%, 4/15/27§	478,000	474,821
TransDigm, Inc.
6.000%, 7/15/22	1,710,000	1,737,787
6.500%, 5/15/25	250,000	260,325
6.250%, 3/15/26§	1,307,000	1,400,451
6.375%, 6/15/26	50,000	52,625
7.500%, 3/15/27	150,000	162,375
Triumph Group, Inc.
6.250%, 9/15/24§	107,000	111,301

		4,672,738

Building Products (1.2%)
Advanced Drainage Systems, Inc.
5.000%, 9/30/27§	75,000	75,854
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	772,500
Standard Industries, Inc.
5.500%, 2/15/23§	660,000	674,025
6.000%, 10/15/25§	374,000	392,124
Summit Materials LLC
6.125%, 7/15/23	700,000	710,360

		2,624,863

Commercial Services & Supplies (3.0%)
ACCO Brands Corp.
5.250%, 12/15/24§	378,000	390,757
Aramark Services, Inc.
5.000%, 4/1/25§	234,000	241,313
Covanta Holding Corp.
5.875%, 7/1/25	275,000	286,687
6.000%, 1/1/27	625,000	657,813
GFL Environmental, Inc.
7.000%, 6/1/26§	314,000	331,270
8.500%, 5/1/27§	700,000	776,125
IAA, Inc.
5.500%, 6/15/27§	150,000	159,187
Matthews International Corp.
5.250%, 12/1/25§	238,000	224,910
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	152,000	152,380
Nielsen Finance LLC
5.000%, 4/15/22§	1,480,000	1,484,144
Prime Security Services Borrower LLC
9.250%, 5/15/23§	659,000	692,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	$810,000	$806,963
Waste Pro USA, Inc.
5.500%, 2/15/26§	125,000	128,751

		6,333,107

Construction & Engineering (0.3%)
AECOM Global II LLC
5.000%, 4/1/22(e)(x)	265,000	271,625
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	300,000	307,500

		579,125

Machinery (0.6%)
EnPro Industries, Inc.
5.750%, 10/15/26	136,000	145,010
Mueller Water Products, Inc.
5.500%, 6/15/26§	372,000	389,781
Welbilt, Inc.
9.500%, 2/15/24	689,000	739,814

		1,274,605

Professional Services (0.9%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	308,000	336,490
10.250%, 2/15/27§	478,000	526,995
IHS Markit Ltd.
5.000%, 11/1/22§	111,000	118,247
Jaguar Holding Co. II
6.375%, 8/1/23§	778,000	805,230

		1,786,962

Road & Rail (1.5%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	261,000	270,461
DAE Funding LLC
5.250%, 11/15/21§	278,000	289,273
5.000%, 8/1/24§	955,000	1,001,270
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23(x)§	1,045,000	937,888
Watco Cos. LLC
6.375%, 4/1/23§	755,000	766,325

		3,265,217

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	227,000	234,661
WESCO Distribution, Inc.
5.375%, 6/15/24	25,000	25,782

		260,443

Total Industrials		20,797,060

Information Technology (11.4%)
Communications Equipment (2.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	1,000,000	905,000
CommScope, Inc.
5.000%, 6/15/21§	66,000	66,000
5.500%, 3/1/24§	140,000	143,456
6.000%, 3/1/26§	1,322,000	1,366,353
8.250%, 3/1/27(x)§	694,000	674,698
ViaSat, Inc.
5.625%, 9/15/25§	1,200,000	1,208,700
5.625%, 4/15/27§	300,000	315,375

		4,679,582

Electronic Equipment, Instruments & Components (0.2%)
Anixter, Inc.
6.000%, 12/1/25	232,000	255,342
Itron, Inc.
5.000%, 1/15/26§	234,000	240,505

		495,847

IT Services (1.7%)
Exela Intermediate LLC
10.000%, 7/15/23(x)§	783,000	438,480
Gartner, Inc.
5.125%, 4/1/25§	406,000	424,777
GTT Communications, Inc.
7.875%, 12/31/24(x)§	470,000	262,025
Unisys Corp.
10.750%, 4/15/22(x)§	250,000	273,125
Zayo Group LLC
6.000%, 4/1/23	1,715,000	1,760,019
5.750%, 1/15/27§	411,000	419,631

		3,578,057

Software (6.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	778,000	824,680
Ascend Learning LLC
6.875%, 8/1/25§	1,140,000	1,184,175
6.875%, 8/1/25§	738,000	766,597
CDK Global, Inc.
5.875%, 6/15/26	180,000	191,700
Change Healthcare Holdings LLC
5.750%, 3/1/25§	2,338,000	2,367,225
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,075,000	1,160,796
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	326,000	325,593
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	298,309
Informatica LLC
7.125%, 7/15/23§	893,000	908,156
PTC, Inc.
6.000%, 5/15/24	500,000	524,380
Solera LLC
10.500%, 3/1/24§	979,000	1,033,697
Sophia LP
9.000%, 9/30/23§	1,923,000	1,968,671
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,990,000	2,073,381

		13,627,360

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC
5.875%, 6/15/21§	871,000	884,065
7.125%, 6/15/24§	468,000	492,102
Everi Payments, Inc.
7.500%, 12/15/25§	326,000	343,522
NCR Corp.
5.875%, 12/15/21	285,000	287,138

		2,006,827

Total Information Technology		24,387,673

Materials (6.0%)
Chemicals (1.9%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	550,000	569,250
Blue Cube Spinco LLC
10.000%, 10/15/25	518,000	579,493
INEOS Group Holdings SA
5.625%, 8/1/24(x)§	480,000	493,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Koppers, Inc.
6.000%, 2/15/25§	$206,000	$205,485
NOVA Chemicals Corp.
4.875%, 6/1/24§	280,000	287,588
Nufarm Australia Ltd.
5.750%, 4/30/26§	440,000	433,400
PQ Corp.
6.750%, 11/15/22§	461,000	477,135
5.750%, 12/15/25§	384,000	395,520
Rayonier AM Products, Inc.
5.500%, 6/1/24(x)§	600,000	431,250
Starfruit Finco BV
8.000%, 10/1/26(x)§	300,000	299,394

		4,171,943

Containers & Packaging (4.0%)
Berry Global, Inc.
5.500%, 5/15/22	276,000	279,795
5.125%, 7/15/23	357,000	365,925
4.500%, 2/15/26§	225,000	221,625
4.875%, 7/15/26§	675,000	696,870
5.625%, 7/15/27§	450,000	466,313
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	400,000	366,500
LABL Escrow Issuer LLC
6.750%, 7/15/26§	376,000	391,980
10.500%, 7/15/27§	286,000	290,290
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	439,000	450,502
7.250%, 4/15/25§	782,000	745,637
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	292,000	300,818
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	273,288	272,837
(ICE LIBOR USD 3 Month + 3.50%), 5.803%, 7/15/21(k)§	868,000	868,000
5.125%, 7/15/23§	1,350,000	1,380,375
Sealed Air Corp.
4.875%, 12/1/22§	272,000	285,600
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	790,000	829,461
8.500%, 8/15/27(e)§	200,000	217,250

		8,429,778

Metals & Mining (0.1%)
Aleris International, Inc.
10.750%, 7/15/23§	50,000	52,625
Novelis Corp.
6.250%, 8/15/24§	80,000	83,650

		136,275

Total Materials		12,737,996

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	224,000	228,973
5.875%, 1/15/26	250,000	265,352
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	900,000	930,600
4.625%, 10/1/27§	150,000	150,581
Iron Mountain, Inc. (REIT)
6.000%, 8/15/23	280,000	286,650
Ryman Hospitality Properties, Inc. (REIT)
4.750%, 10/15/27(x)§	175,000	179,112
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	264,244

		2,305,512

Real Estate Management & Development (0.6%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	512,000	527,360
Howard Hughes Corp. (The)
5.375%, 3/15/25§	376,000	391,745
Realogy Group LLC
9.375%, 4/1/27(x)§	380,000	352,553

		1,271,658

Total Real Estate		3,577,170

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
4.875%, 5/15/23	172,000	174,580

Total Utilities		174,580

Total Corporate Bonds		172,903,084

Loan Participations (3.0%)
Consumer Discretionary (0.3%)
Auto Components (0.3%)
Panther BF Aggregator 2 LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.544%, 4/30/26(k)	600,000	594,000

Total Consumer Discretionary		594,000

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Dentalcorp Perfect Smile ULC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.794%, 5/31/25(k)	517,402	508,670
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 8.794%, 6/26/26(k)	500,000	496,875

		1,005,545

Total Health Care		1,005,545

Information Technology (1.8%)
IT Services (0.9%)
Asurion LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 6.50%), 8.544%, 8/4/25(k)	1,700,000	1,726,209
Refinitiv US Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.794%, 10/1/25(k)	248,125	249,443

		1,975,652

Software (0.9%)
Greeneden U.S. Holdings I LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.294%, 12/1/23(k)	422,589	419,736
Sophia, LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 5.354%, 9/30/22(k)	120,640	120,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Vertafore, Inc., Term Loan
(ICE LIBOR USD 1 Month + 7.25%), 9.294%, 7/2/26(k)	$1,375,000	$1,348,641

		1,888,942

Total Information Technology		3,864,594

Materials (0.4%)
Metals & Mining (0.4%)
Aleris international, Inc, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 6.794%, 2/27/23(k)	915,549	914,977

Total Materials		914,977

Total Loan Participations		6,379,116

Total Long-Term Debt Securities (84.2%) (Cost $177,928,061)		179,282,200

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.5%)
iShares iBoxx High Yield Corporate Bond ETF(x)	128,650	11,214,421
SPDR Bloomberg Barclays High Yield Bond ETF(x)	102,434	11,138,673

Total Exchange Traded Funds (10.5%) (Cost $22,732,410)		22,353,094

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR, expiring 3/1/23(r)* (Cost $—)	1,420,000	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	4,560,309	4,561,678

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	$1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,000,055, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,113,002.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $7,774,640, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $7,929,615.(xx)	7,774,132	7,774,132
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $2,000,716, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		11,774,132

Total Short-Term Investments (7.7%) (Cost $16,336,117)		16,335,810

Total Investments in Securities (102.4%) (Cost $216,996,588)		217,971,104
Other Assets Less Liabilities (-2.4%)		(5,192,582)

Net Assets (100%)		$212,778,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $125,484,448 or 59.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $13,672,600. This was collateralized by $2,400,683 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 10/8/19-5/15/49 and by cash of $11,774,132 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Rights

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$32,741,180	$—		$32,741,180
Consumer Discretionary	—	15,130,040	—		15,130,040
Consumer Staples	—	7,026,697	—		7,026,697
Energy	—	18,951,510	—		18,951,510
Financials	—	18,136,972	—		18,136,972
Health Care	—	19,242,206	—		19,242,206
Industrials	—	20,797,060	—		20,797,060
Information Technology	—	24,387,673	—		24,387,673
Materials	—	12,737,996	—		12,737,996
Real Estate	—	3,577,170	—		3,577,170
Utilities	—	174,580	—		174,580
Exchange Traded Funds	22,353,094	—	—		22,353,094
Loan Participations
Consumer Discretionary	—	594,000	—		594,000
Health Care	—	1,005,545	—		1,005,545
Information Technology	—	3,864,594	—		3,864,594
Materials	—	914,977	—		914,977
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	4,561,678	—	—		4,561,678
Repurchase Agreements	—	11,774,132	—		11,774,132

Total Assets	$26,914,772	$191,056,332	$—		$217,971,104

Total Liabilities	$—	$—	$—		$—

Total	$26,914,772	$191,056,332	$—		$217,971,104

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,779,321
Aggregate gross unrealized depreciation	(3,888,008)

Net unrealized appreciation	$891,313

Federal income tax cost of investments in securities and derivative instruments, if applicable	$217,079,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems
Group, Inc.*	10,563	$18,168
Anterix, Inc.*	2,312	83,694
Cincinnati Bell, Inc.*	9,739	49,377
Consolidated Communications Holdings, Inc.	15,191	72,309
Frontier Communications Corp.(x)*	22,000	19,074
IDT Corp., Class B*	3,695	38,908
Ooma, Inc.*	4,128	42,931
ORBCOMM, Inc.*	16,073	76,508
Otelco, Inc., Class A*	460	5,456
Pareteum Corp.(x)*	22,913	29,558

		435,983

Entertainment (0.1%)
Ballantyne Strong, Inc.*	2,026	6,301
Cinedigm Corp., Class A(x)*	2,946	2,504
Gaia, Inc.(x)*	2,215	14,475
LiveXLive Media, Inc.*	6,194	12,419
Reading International, Inc., Class A*	3,749	44,838
Rosetta Stone, Inc.*	4,430	77,082

		157,619

Interactive Media & Services (0.7%)
AutoWeb, Inc.*	1,919	5,949
Care.com, Inc.*	4,752	49,658
DHI Group, Inc.*	10,997	42,339
EverQuote, Inc., Class A(x)*	30,585	652,684
Meet Group, Inc. (The)*	16,010	52,433
QuinStreet, Inc.*	9,749	122,740
Super League Gaming, Inc.*	481	2,126
Travelzoo*	1,115	11,919

		939,848

Media (0.8%)
AH Belo Corp., Class A	3,895	14,606
Beasley Broadcast Group, Inc., Class A	1,692	5,245
Boston Omaha Corp., Class A*	2,204	43,705
Cardlytics, Inc.*	2,980	99,890
cbdMD, Inc.(x)*	1,979	7,837
Central European Media Enterprises Ltd., Class A*	19,139	86,030
comScore, Inc.*	10,881	20,783
Cumulus Media, Inc., Class A*	3,126	45,452
Daily Journal Corp.(x)*	248	61,395
Emmis Communications Corp., Class A*	2,219	11,117
Entercom Communications Corp., Class A	26,678	89,105
Entravision Communications Corp., Class A	12,979	41,273
Fluent, Inc.*	9,362	25,605
Hemisphere Media Group, Inc.*	3,719	45,446
Lee Enterprises, Inc.*	11,228	22,905
Marchex, Inc., Class B*	7,777	24,420
MDC Partners, Inc., Class A*	12,254	34,556
National CineMedia, Inc.	13,454	110,323
New Media Investment Group, Inc.(x)	12,972	114,283
Saga Communications, Inc., Class A	823	24,484
Salem Media Group, Inc.	2,410	3,687
SRAX, Inc.(x)*	2,363	5,435
TechTarget, Inc.*	4,882	109,967
Townsquare Media, Inc., Class A	1,979	13,912
Tribune Publishing Co.	3,758	32,244
Urban One, Inc.*	4,244	8,446

		1,102,151

Wireless Telecommunication Services (0.8%)
Boingo Wireless, Inc.*	9,374	104,051
Gogo, Inc.(x)*	157,822	951,667
Spok Holdings, Inc.	3,932	46,948

		1,102,666

Total Communication Services		3,738,267

Consumer Discretionary (10.7%)
Auto Components (0.4%)
Horizon Global Corp.(x)*	4,152	15,861
Modine Manufacturing Co.*	10,855	123,421
Motorcar Parts of America, Inc.*	4,011	67,786
Shiloh Industries, Inc.*	3,267	13,525
Stoneridge, Inc.*	5,702	176,591
Strattec Security Corp.	762	15,225
Superior Industries International, Inc.	5,253	15,181
Unique Fabricating, Inc.	1,641	4,742
Workhorse Group, Inc.(x)*	11,653	40,786

		473,118

Automobiles (0.0%)
Arcimoto, Inc.(x)*	1,957	6,106

Distributors (0.7%)
Educational Development Corp.	1,323	8,176
Funko, Inc., Class A*	45,004	925,957
Weyco Group, Inc.	1,317	29,778

		963,911

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	3,413	76,247
Aspen Group, Inc.(x)*	3,271	16,977
Carriage Services, Inc.	3,537	72,296
Collectors Universe, Inc	1,710	48,701
HyreCar, Inc.(x)*	2,914	7,285
Lincoln Educational Services Corp.*	5,002	10,404
Regis Corp.*	6,141	124,171
Select Interior Concepts, Inc., Class A*	4,460	57,846
Universal Technical Institute, Inc.*	3,878	21,096
Zovio, Inc.*	6,031	11,881

		446,904

Hotels, Restaurants & Leisure (1.4%)
Ark Restaurants Corp.	455	9,218
BBQ Holdings, Inc.*	909	4,354
Biglari Holdings, Inc., Class B*	201	21,909
Canterbury Park Holding Corp.	525	6,410
Carrols Restaurant Group, Inc.*	7,513	62,283
Century Casinos, Inc.*	5,779	44,672
Chuy’s Holdings, Inc.*	3,579	88,616
Del Taco Restaurants, Inc.*	6,172	63,109
Dover Motorsports, Inc.	3,274	6,483
Drive Shack, Inc.*	12,992	55,996
El Pollo Loco Holdings, Inc.*	4,469	48,980
Empire Resorts, Inc.*	797	7,675
Everi Holdings, Inc.*	14,812	125,310
FAT Brands, Inc.(x)	519	2,631
Fiesta Restaurant Group, Inc.*	5,035	52,465
Flanigan’s Enterprises, Inc.	184	4,208
Full House Resorts, Inc.*	5,092	10,999
Golden Entertainment, Inc.*	3,720	49,439
Habit Restaurants, Inc. (The), Class A*	4,375	38,237
Inspired Entertainment, Inc.*	1,994	14,337
J Alexander’s Holdings, Inc.*	2,692	31,550
Kura Sushi USA, Inc., Class A*	29,363	576,102
Lindblad Expeditions Holdings, Inc.*	4,925	82,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Luby’s, Inc.*	3,975	$7,566
Monarch Casino & Resort, Inc.*	2,434	101,473
Nathan’s Famous, Inc.	637	45,768
Noodles & Co.(x)*	6,277	35,528
ONE Group Hospitality, Inc. (The)(x)*	3,060	8,629
PlayAGS, Inc.*	5,719	58,791
Potbelly Corp.*	4,421	19,276
RCI Hospitality Holdings, Inc.	1,897	39,230
Red Lion Hotels Corp.*	5,301	34,350
Red Robin Gourmet Burgers, Inc.*	2,796	92,995
Ruth’s Hospitality Group, Inc.	6,155	125,654
Town Sports International Holdings, Inc.*	3,336	5,471

		1,982,257

Household Durables (3.1%)
Bassett Furniture Industries, Inc.	2,155	32,972
Beazer Homes USA, Inc.*	6,191	92,246
Century Communities, Inc.*	5,642	172,814
CSS Industries, Inc.	1,833	7,277
Flexsteel Industries, Inc.	1,700	25,194
Green Brick Partners, Inc.*	5,193	55,565
Hamilton Beach Brands Holding Co., Class A	1,402	22,670
Hooker Furniture Corp.	2,492	53,428
Hovnanian Enterprises, Inc., Class A(x)*	1,018	19,597
Legacy Housing Corp.*	1,234	19,991
LGI Homes, Inc.*	18,253	1,520,840
Libbey, Inc.*	4,607	15,433
Lifetime Brands, Inc.	2,509	22,205
Lovesac Co. (The)*	47,813	892,669
M/I Homes, Inc.*	5,705	214,793
Mohawk Group Holdings, Inc.(x)*	796	6,225
New Home Co., Inc. (The)*	2,566	11,188
Purple Innovation, Inc.(x)*	785	5,911
Sonos, Inc.*	61,381	823,119
Turtle Beach Corp.(x)*	2,921	34,088
Universal Electronics, Inc.*	2,892	147,203
VOXX International Corp.*	4,200	19,740
Vuzix Corp.(x)*	6,231	14,207
ZAGG, Inc.(x)*	5,971	37,438

		4,266,813

Internet & Direct Marketing Retail (1.6%)
1-800-Flowers.com, Inc., Class A*	40,508	599,316
Duluth Holdings, Inc., Class B(x)*	2,273	19,275
Fiverr International Ltd.*	15,297	286,054
Lands’ End, Inc.*	2,299	26,082
Leaf Group Ltd.*	3,625	15,225
Liquidity Services, Inc.*	5,900	43,660
Monaker Group, Inc.(x)*	1,615	3,714
Overstock.com, Inc.(x)*	5,793	61,348
PetMed Express, Inc.(x)	4,243	76,459
RealReal, Inc. (The)(x)*	45,241	1,011,589
Remark Holdings, Inc.*	6,732	7,035
Rubicon Project, Inc. (The)*	10,508	91,525
RumbleON, Inc., Class B*	2,867	8,286
US Auto Parts Network, Inc.*	4,997	7,745
Waitr Holdings, Inc.(x)*	11,565	14,861

		2,272,174

Leisure Products (1.6%)
American Outdoor Brands Corp.*	11,852	69,334
Clarus Corp.	4,535	53,173
Escalade, Inc.	2,245	24,448
Johnson Outdoors, Inc., Class A	1,080	63,245
Malibu Boats, Inc., Class A*	38,304	1,175,167
Marine Products Corp.	1,549	21,934
MasterCraft Boat Holdings, Inc.*	4,051	60,461
Nautilus, Inc.*	6,096	8,229
YETI Holdings, Inc.(x)*	28,261	791,308

		2,267,299

Multiline Retail (0.1%)
JC Penney Co., Inc.(x)*	68,571	60,953
Tuesday Morning Corp.(x)*	9,329	14,646

		75,599

Specialty Retail (1.2%)
America’s Car-Mart, Inc.*	1,342	123,061
Ascena Retail Group, Inc.(x)*	33,975	8,973
Barnes & Noble Education, Inc.*	8,805	27,472
Big 5 Sporting Goods Corp.(x)	4,246	8,832
Blink Charging Co.(x)*	3,989	10,252
Boot Barn Holdings, Inc.*	6,023	210,203
Build-A-Bear Workshop, Inc.*	2,989	9,415
Cato Corp. (The), Class A	4,814	84,774
Chico’s FAS, Inc.	25,253	101,770
Citi Trends, Inc.	2,539	46,464
Conn’s, Inc.*	4,296	106,799
Container Store Group, Inc. (The)*	3,336	14,745
Destination Maternity Corp.(x)*	2,639	1,085
Destination XL Group, Inc.*	7,217	12,197
Express, Inc.*	14,274	49,103
GNC Holdings, Inc., Class A(x)*	17,701	37,880
Haverty Furniture Cos., Inc.	3,864	78,323
Hibbett Sports, Inc.*	3,850	88,165
J. Jill, Inc.	3,604	6,848
Kirkland’s, Inc.*	3,164	4,872
Lazydays Holdings, Inc.*	1,144	5,434
Lumber Liquidators Holdings, Inc.(x)*	6,132	60,523
MarineMax, Inc.*	4,586	70,991
RTW RetailWinds, Inc.*	6,362	8,716
Sears Hometown and Outlet Stores, Inc.(x)*	2,082	7,162
Shoe Carnival, Inc.(x)	2,030	65,792
Sportsman’s Warehouse Holdings, Inc.*	9,122	47,252
Stage Stores, Inc.(x)	5,437	10,221
Tailored Brands, Inc.(x)	10,711	47,128
Tandy Leather Factory, Inc.*	1,153	5,396
Tile Shop Holdings, Inc.	8,165	26,046
Tilly’s, Inc., Class A	4,679	44,170
Vitamin Shoppe, Inc.*	3,420	22,298
Winmark Corp.	525	92,605
Zumiez, Inc.*	4,297	136,107

		1,681,074

Textiles, Apparel & Luxury Goods (0.3%)
Centric Brands, Inc.(x)*	3,461	8,687
Charles & Colvard Ltd.(x)*	3,926	6,399
Crown Crafts, Inc.	1,837	11,481
Culp, Inc.	2,347	38,256
Delta Apparel, Inc.*	1,296	30,780
Jerash Holdings US, Inc.	733	5,497
Lakeland Industries, Inc.*	1,605	19,517
Movado Group, Inc.	3,458	85,966
Rocky Brands, Inc.	1,484	49,313
Sequential Brands Group, Inc.(x)*	8,437	1,873
Superior Group of Cos., Inc.	2,371	38,221
Unifi, Inc.*	3,128	68,566
Vera Bradley, Inc.*	4,410	44,541
Vince Holding Corp.*	647	12,287

		421,384

Total Consumer Discretionary		14,856,639

Consumer Staples (2.4%)
Beverages (0.2%)
Alkaline Water Co., Inc. (The)(x)*	7,919	11,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Celsius Holdings, Inc.(x)*	5,310	$18,452
Craft Brew Alliance, Inc.*	2,432	19,918
Eastside Distilling, Inc.(x)*	1,520	7,433
New Age Beverages Corp.(x)*	15,882	43,834
Primo Water Corp.*	7,566	92,911
Reed’s, Inc.(x)*	4,294	5,582
Willamette Valley Vineyards, Inc.*	949	6,567

		206,338

Food & Staples Retailing (1.7%)
Chefs’ Warehouse, Inc. (The)*	50,632	2,041,482
HF Foods Group, Inc.(x)*	1,590	27,109
Ingles Markets, Inc., Class A	3,052	118,601
Natural Grocers by Vitamin Cottage, Inc.*	1,901	18,991
Rite Aid Corp.(x)*	11,702	81,329
SpartanNash Co.	7,739	91,552
Village Super Market, Inc., Class A	1,817	48,060

		2,427,124

Food Products (0.3%)
Alico, Inc.	916	31,162
Bridgford Foods Corp.*	383	11,555
Dean Foods Co.(x)	17,763	20,605
Farmer Brothers Co.*	2,352	30,459
John B Sanfilippo & Son, Inc.	1,858	179,483
Landec Corp.*	5,372	58,394
Lifeway Foods, Inc.*	946	2,072
Limoneira Co.	3,364	61,763
RiceBran Technologies(x)*	5,141	12,698
Rocky Mountain Chocolate Factory, Inc.	1,114	10,416
S&W Seed Co.(x)*	2,598	6,183
Seneca Foods Corp., Class A*	1,455	45,367

		470,157

Household Products (0.0%)
Oil-Dri Corp. of America	1,149	39,135

Personal Products (0.1%)
Guardion Health Sciences, Inc.(x)*	504	386
Lifevantage Corp.*	2,975	40,758
Mannatech, Inc.	338	5,830
Natural Alternatives International, Inc.*	1,123	9,377
Natural Health Trends Corp.	1,548	10,960
Nature’s Sunshine Products, Inc.*	1,834	15,204
United-Guardian, Inc.	679	12,731
Veru, Inc.*	9,322	20,136
Youngevity International, Inc.(x)*	1,767	7,898

		123,280

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	24,797	56,041
Pyxus International, Inc.(x)*	1,829	23,923
Turning Point Brands, Inc.(x)	1,811	41,762

		121,726

Total Consumer Staples		3,387,760

Energy (3.4%)
Energy Equipment & Services (2.0%)
Aspen Aerogels, Inc.*	4,203	24,882
Basic Energy Services, Inc.*	3,910	5,630
CARBO Ceramics, Inc.(x)*	4,607	11,057
Covia Holdings Corp.*	9,105	18,392
Dawson Geophysical Co.*	4,547	9,731
DMC Global, Inc.(x)	18,187	799,864
Era Group, Inc.*	4,191	44,257
Exterran Corp.*	6,648	86,823
Geospace Technologies Corp.*	2,819	43,328
Gulf Island Fabrication, Inc.*	2,687	14,375
Hermitage Offshore Services Ltd.*	672	773
Hornbeck Offshore Services, Inc.(x)*	6,903	5,246
Independence Contract Drilling, Inc.*	10,064	12,077
ION Geophysical Corp.*	2,280	20,794
Key Energy Services, Inc.(x)*	2,223	3,312
Matrix Service Co.*	5,730	98,212
Mitcham Industries, Inc.*	2,503	8,135
Natural Gas Services Group, Inc.*	2,778	35,586
NCS Multistage Holdings, Inc.*	2,409	4,818
Newpark Resources, Inc.*	19,257	146,738
Nine Energy Service, Inc.*	3,514	21,681
Nuverra Environmental Solutions, Inc.*	370	1,565
Parker Drilling Co.*	2,080	39,354
Profire Energy, Inc.*	6,607	12,487
Quintana Energy Services, Inc.*	1,641	3,348
Ranger Energy Services, Inc.*	1,006	6,489
RigNet, Inc.*	3,077	23,847
SEACOR Holdings, Inc.*	3,763	177,124
SEACOR Marine Holdings, Inc.*	4,290	53,925
Seadrill Ltd.(x)*	12,922	27,136
Smart Sand, Inc.(x)*	4,523	12,800
Solaris Oilfield Infrastructure, Inc., Class A(x)	60,671	814,205
TETRA Technologies, Inc.*	26,147	52,556
Tidewater, Inc.*	8,285	125,186
US Well Services, Inc.(x)*	4,209	9,218

		2,774,951

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	33,541	17,022
Adams Resources & Energy, Inc.	455	14,105
American Resources Corp.*	1,803	1,064
Amplify Energy Corp.	2,789	17,208
Ardmore Shipping Corp.*	7,176	48,007
Bonanza Creek Energy, Inc.*	4,103	91,866
Centrus Energy Corp., Class A*	1,134	4,139
Chaparral Energy, Inc., Class A(x)*	7,032	9,423
Clean Energy Fuels Corp.*	28,868	59,612
Comstock Resources, Inc.(x)*	3,257	25,372
Contango Oil & Gas Co.*	5,860	16,291
DHT Holdings, Inc.	19,221	118,209
Diamond S Shipping, Inc.*	4,771	52,576
Dorian LPG Ltd.*	6,143	63,642
Earthstone Energy, Inc., Class A*	4,090	13,293
Energy Fuels, Inc.(x)*	19,740	38,098
Epsilon Energy Ltd.*	3,872	14,985
Evolution Petroleum Corp.	5,824	34,012
Falcon Minerals Corp.(x)	8,419	48,409
Goodrich Petroleum Corp.*	1,882	20,006
Hallador Energy Co.	4,286	15,515
HighPoint Resources Corp.*	24,292	38,624
International Seaways, Inc.*	5,460	105,160
Isramco, Inc.*	155	19,017
Lilis Energy, Inc.(x)*	17,342	5,775
Lonestar Resources US, Inc., Class A*	4,805	13,070
Montage Resources Corp.*	4,486	16,957
NACCO Industries, Inc., Class A	788	50,361
Navios Maritime Acquisition Corp.	1,747	11,757
NextDecade Corp.(x)*	2,397	13,807
Nordic American Tankers Ltd.	30,032	64,869
Northern Oil and Gas, Inc.*	62,832	123,151
Overseas Shipholding Group, Inc., Class A*	13,906	24,336
Pacific Ethanol, Inc.*	10,082	5,679
Panhandle Oil and Gas, Inc., Class A	3,392	47,420
PEDEVCO Corp.(x)*	1,539	2,278
Penn Virginia Corp.*	2,932	85,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PrimeEnergy Resources Corp.(x)*	109	$12,535
Renewable Energy Group, Inc.(x)*	7,933	119,035
REX American Resources Corp.*	1,202	91,749
Ring Energy, Inc.*	12,517	20,528
Roan Resources, Inc.(x)*	7,481	9,202
Rosehill Resources, Inc.*	2,188	4,267
SandRidge Energy, Inc.*	6,557	30,818
SilverBow Resources, Inc.*	1,484	14,380
Teekay Corp.	14,815	59,260
Teekay Tankers Ltd., Class A*	41,250	53,625
Torchlight Energy Resources, Inc.(x)*	10,702	12,628
Uranium Energy Corp.(x)*	38,032	37,077
VAALCO Energy, Inc.*	12,376	25,123
Vertex Energy, Inc.(x)*	6,360	7,250
W&T Offshore, Inc.*	20,339	88,881

		1,936,706

Total Energy		4,711,657

Financials (15.2%)
Banks (8.2%)
1st Constitution Bancorp	1,572	29,475
ACNB Corp.	1,452	49,804
Allegiance Bancshares, Inc.*	4,228	135,677
Amalgamated Bank, Class A	3,051	48,877
Amerant Bancorp, Inc.(x)*	4,165	87,340
American National Bankshares, Inc.	2,340	83,000
AmeriServ Financial, Inc.	3,350	13,869
Ames National Corp.	1,895	54,216
Arrow Financial Corp.	2,728	91,092
Atlantic Capital Bancshares, Inc.*	4,816	83,509
Auburn National Bancorporation, Inc.	488	22,936
Bancorp, Inc. (The)*	10,838	107,296
Bank First Corp.(x)	1,254	82,990
Bank of Commerce Holdings	3,707	40,369
Bank of Marin Bancorp	2,851	118,288
Bank of Princeton (The)	1,254	36,441
Bank of South Carolina Corp.	780	14,547
Bank of the James Financial Group, Inc.	829	11,855
Bank7 Corp.	790	14,852
BankFinancial Corp.	3,084	36,700
Bankwell Financial Group, Inc.	1,473	40,507
Bar Harbor Bankshares	3,297	82,194
Baycom Corp.*	2,272	51,597
BCB Bancorp, Inc.	3,107	39,894
Bridge Bancorp, Inc.	3,544	104,761
Bryn Mawr Bank Corp.	4,317	157,614
Business First Bancshares, Inc.	2,724	66,466
Byline Bancorp, Inc.*	5,081	90,848
C&F Financial Corp.	701	36,915
Cambridge Bancorp	937	70,284
Camden National Corp.	3,292	142,609
Capital Bancorp, Inc.*	1,668	22,718
Capital City Bank Group, Inc.	2,880	79,056
Capstar Financial Holdings, Inc.	3,247	53,835
Carolina Financial Corp.	4,529	160,961
Carolina Trust Bancshares, Inc.*	1,901	19,941
Carter Bank & Trust(x)*	4,846	91,541
CB Financial Services, Inc.	1,091	30,286
CBTX, Inc.	3,877	108,091
Central Valley Community Bancorp	2,467	50,203
Century Bancorp, Inc., Class A	614	53,786
Chemung Financial Corp.	757	31,794
Citizens & Northern Corp.	2,623	68,932
Citizens Community Bancorp, Inc.	2,226	24,486
Citizens Holding Co.(x)	842	17,050
Civista Bancshares, Inc.	3,360	73,013
CNB Financial Corp.	3,153	90,491
Coastal Financial Corp.*	1,627	24,584
Codorus Valley Bancorp, Inc.	2,022	47,032
Colony Bankcorp, Inc.	1,558	23,915
Community Bankers Trust Corp.	4,531	38,967
Community Financial Corp. (The)	1,026	34,340
Community Trust Bancorp, Inc.	3,329	141,749
Community West Bancshares	1,441	14,237
ConnectOne Bancorp, Inc.	7,163	159,019
Cortland Bancorp	832	18,096
County Bancorp, Inc.	1,132	22,210
CrossFirst Bankshares, Inc.*	1,438	20,571
Customers Bancorp, Inc.*	6,125	127,033
DNB Financial Corp.	742	33,026
Eagle Bancorp Montana, Inc.	1,229	21,507
Emclaire Financial Corp.(x)	476	15,322
Enterprise Bancorp, Inc.	1,926	57,741
Equity Bancshares, Inc., Class A*	3,212	86,114
Esquire Financial Holdings, Inc.*	1,337	33,158
Evans Bancorp, Inc.	1,011	37,811
Farmers & Merchants Bancorp, Inc.	2,210	57,372
Farmers National Banc Corp.	5,611	81,247
Fidelity D&D Bancorp, Inc.	619	38,533
Financial Institutions, Inc.	3,327	100,409
First Bancorp, Inc.	2,200	60,478
First Bancshares, Inc. (The)	3,578	115,569
First Bank	3,673	39,779
First Business Financial Services, Inc.	1,776	42,766
First Capital, Inc.	689	39,845
First Choice Bancorp	2,238	47,714
First Community Bankshares, Inc.	3,262	105,591
First Community Corp.	1,537	29,941
First Financial Corp.	2,810	122,151
First Financial Northwest, Inc.	1,666	24,623
First Foundation, Inc.	8,449	129,058
First Guaranty Bancshares, Inc.	983	21,764
First Internet Bancorp	2,121	45,411
First Mid Bancshares, Inc.	3,137	108,603
First National Corp.	935	17,671
First Northwest Bancorp	1,906	33,012
First of Long Island Corp. (The)	5,152	117,208
First Savings Financial Group, Inc.	398	25,154
First United Corp.	1,451	31,922
First US Bancshares, Inc.	1,194	10,722
Flushing Financial Corp.	5,835	117,896
FNCB Bancorp, Inc.	3,587	28,014
Franklin Financial Network, Inc.	2,834	85,615
Franklin Financial Services Corp.	879	31,248
FVCBankcorp, Inc.*	2,671	46,903
German American Bancorp, Inc.	5,324	170,634
Great Southern Bancorp, Inc.	2,374	135,199
Guaranty Bancshares, Inc.	1,747	53,441
Hanmi Financial Corp.	5,558	104,379
HarborOne Bancorp, Inc.*	5,622	56,585
Hawthorn Bancshares, Inc.	1,206	28,739
Heritage Commerce Corp.	9,084	106,782
HomeTrust Bancshares, Inc.	3,406	88,794
Horizon Bancorp, Inc.	8,099	140,599
Howard Bancorp, Inc.*	2,854	47,633
Independent Bank Corp.	4,662	99,371
Investar Holding Corp.	2,044	48,647
Lakeland Bancorp, Inc.	10,599	163,543
LCNB Corp.	2,620	46,479
Level One Bancorp, Inc.	1,079	26,025
Limestone Bancorp, Inc.*	901	13,902
Macatawa Bank Corp.	5,565	57,820
Mackinac Financial Corp.	1,981	30,626
MainStreet Bancshares, Inc.*	1,516	31,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Malvern Bancorp, Inc.*	1,618	$35,321
Mercantile Bank Corp.	3,437	112,734
Meridian Corp.(x)*	1,232	21,498
Metropolitan Bank Holding Corp.*	1,543	60,686
Mid Penn Bancorp, Inc.	1,527	39,137
Middlefield Banc Corp.	663	31,062
Midland States Bancorp, Inc.	4,738	123,425
MidWestOne Financial Group, Inc.	2,561	78,162
MutualFirst Financial, Inc.	1,315	41,449
MVB Financial Corp.	2,024	40,176
National Bankshares, Inc.	1,350	54,068
Nicolet Bankshares, Inc.*	1,754	116,764
Northeast Bank	1,571	34,829
Northrim Bancorp, Inc.	1,408	55,855
Norwood Financial Corp.(x)	1,273	40,240
Oak Valley Bancorp	1,435	24,065
Ohio Valley Banc Corp.	886	32,330
Old Line Bancshares, Inc.	3,278	95,095
Old Point Financial Corp.	748	17,780
Old Second Bancorp, Inc.	6,278	76,717
Origin Bancorp, Inc.	4,113	138,773
Orrstown Financial Services, Inc.	2,196	48,092
Pacific Mercantile Bancorp*	4,079	30,633
Parke Bancorp, Inc.	1,916	42,574
Pathfinder Bancorp, Inc.	703	9,315
Patriot National Bancorp, Inc.	316	4,029
PCB Bancorp	2,637	43,379
Peapack Gladstone Financial Corp.	4,073	114,166
Penns Woods Bancorp, Inc.	975	45,094
Peoples Bancorp of North Carolina, Inc.	965	28,670
Peoples Bancorp, Inc.	3,860	122,787
Peoples Financial Services Corp.	1,475	66,803
People’s Utah Bancorp	3,383	95,705
Plumas Bancorp(x)	991	20,018
Preferred Bank	3,029	158,659
Premier Financial Bancorp, Inc.	2,796	48,007
QCR Holdings, Inc.	3,183	120,890
RBB Bancorp	3,534	69,584
Red River Bancshares, Inc.*	146	6,332
Reliant Bancorp, Inc.	2,238	53,667
Republic Bancorp, Inc., Class A	2,083	90,506
Republic First Bancorp, Inc.*	9,436	39,631
Richmond Mutual Bancorporation, Inc.(x)*	2,830	39,592
Riverview Financial Corp.(x)	1,851	21,324
Salisbury Bancorp, Inc.	516	20,232
SB Financial Group, Inc.	1,236	20,654
SB One Bancorp	1,837	41,443
Select Bancorp, Inc.*	3,438	39,881
Shore Bancshares, Inc.	2,787	42,948
Sierra Bancorp	3,041	80,769
SmartFinancial, Inc.*	2,728	56,824
Sound Financial Bancorp, Inc.	459	16,506
South Plains Financial, Inc.	715	11,655
Southern First Bancshares, Inc.*	1,493	59,496
Southern National Bancorp of Virginia, Inc.	4,251	65,423
Spirit of Texas Bancshares, Inc.*	2,890	62,280
Stewardship Financial Corp.	1,652	25,854
Stock Yards Bancorp, Inc.	4,347	159,491
Summit Financial Group, Inc.	2,344	60,006
Summit State Bank	1,062	12,500
TriState Capital Holdings, Inc.*	5,344	112,438
Triumph Bancorp, Inc.*	5,223	166,561
Two River Bancorp	1,572	32,635
Union Bankshares, Inc.	879	27,741
United Bancorp, Inc.	1,032	11,507
United Bancshares, Inc.	588	11,772
United Security Bancshares	2,824	29,708
Unity Bancorp, Inc.	1,690	37,434
Univest Financial Corp.	6,178	157,601
Washington Trust Bancorp, Inc.	3,258	157,394
Wellesley Bank	450	13,909
West Bancorporation, Inc.	3,447	74,938

		11,385,990

Capital Markets (0.7%)
Ashford, Inc.*	216	5,236
B. Riley Financial, Inc.	4,454	105,204
Cowen, Inc., Class A*	6,211	95,587
Diamond Hill Investment Group, Inc.	691	95,448
Donnelley Financial Solutions, Inc.*	6,883	84,799
GAIN Capital Holdings, Inc.(x)	4,455	23,522
Great Elm Capital Group, Inc.*	4,063	15,033
Greenhill & Co., Inc.	3,525	46,248
Hennessy Advisors, Inc.	993	10,734
INTL. FCStone, Inc.*	3,467	142,355
Ladenburg Thalmann Financial Services, Inc.	25,541	60,532
Manning & Napier, Inc.	3,235	6,082
Medley Management, Inc., Class A(x)	1,320	4,620
National Holdings Corp.*	903	2,501
Oppenheimer Holdings, Inc., Class A	2,071	62,254
Pzena Investment Management, Inc., Class A	3,914	34,913
Safeguard Scientifics, Inc.*	4,470	50,690
Siebert Financial Corp.*	1,591	14,637
Silvercrest Asset Management Group, Inc., Class A	1,950	23,985
Value Line, Inc.	222	5,051
Westwood Holdings Group, Inc.	1,758	48,644

		938,075

Consumer Finance (0.3%)
Asta Funding, Inc.*	569	3,983
Atlanticus Holdings Corp.*	1,297	10,830
Consumer Portfolio Services, Inc.*	3,586	12,874
Curo Group Holdings Corp.(x)*	3,656	48,552
Elevate Credit, Inc.*	4,806	20,233
Enova International, Inc.*	7,095	147,221
EZCORP, Inc., Class A*	11,217	72,406
Medallion Financial Corp.*	4,423	28,307
Nicholas Financial, Inc.*	1,387	12,483
Regional Management Corp.*	1,948	54,856

		411,745

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.*	1,019	12,279
GWG Holdings, Inc.(x)*	392	3,912
Marlin Business Services Corp.	1,936	48,768
On Deck Capital, Inc.*	14,745	49,543

		114,502

Insurance (3.4%)
Atlantic American Corp.	932	2,386
Blue Capital Reinsurance Holdings Ltd.	1,238	9,124
Citizens, Inc.(x)*	10,669	73,296
Conifer Holdings, Inc.*	963	3,650
Crawford & Co., Class A	3,681	40,049
Donegal Group, Inc., Class A	2,206	32,340
eHealth, Inc.*	17,431	1,164,217
FedNat Holding Co.	2,511	35,129
Global Indemnity Ltd.	1,855	46,319
Goosehead Insurance, Inc., Class A	26,757	1,320,458
Greenlight Capital Re Ltd., Class A*	6,283	65,972
Hallmark Financial Services, Inc.*	2,813	53,813
HCI Group, Inc.	1,349	56,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Insurance Innovations, Inc., Class A(x)*	2,076	$51,755
Heritage Insurance Holdings, Inc.	5,756	86,052
ICC Holdings, Inc.*	307	4,223
Independence Holding Co.	1,099	42,410
Investors Title Co.	305	48,831
Kingstone Cos., Inc.	1,959	16,691
Kingsway Financial Services, Inc.*	1,544	3,412
NI Holdings, Inc.*	2,001	34,297
Palomar Holdings, Inc.*	1,272	50,142
ProSight Global, Inc.*	1,956	37,868
Protective Insurance Corp., Class B	1,978	34,516
Tiptree, Inc.	5,818	42,355
Trupanion, Inc.(x)*	45,044	1,145,018
United Insurance Holdings Corp.	4,469	62,521
Watford Holdings Ltd.(x)*	4,361	117,529

		4,681,085

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
AG Mortgage Investment Trust, Inc. (REIT)	7,138	108,141
Anworth Mortgage Asset Corp. (REIT)	20,990	69,267
Ares Commercial Real Estate Corp. (REIT)	5,923	90,207
Arlington Asset Investment Corp. (REIT), Class A(x)	7,830	42,987
Cherry Hill Mortgage Investment Corp. (REIT)	3,462	45,352
Dynex Capital, Inc. (REIT)(x)	5,204	76,915
Ellington Financial, Inc. (REIT)	6,572	118,756
Ellington Residential Mortgage REIT (REIT)	2,023	21,322
Exantas Capital Corp. (REIT)	6,619	75,258
Great Ajax Corp. (REIT)	3,602	55,831
Hunt Cos. Finance Trust, Inc. (REIT)	3,750	12,600
Manhattan Bridge Capital, Inc. (REIT)	1,488	9,583
Orchid Island Capital, Inc. (REIT)(x)	13,649	78,482
Ready Capital Corp. (REIT)	6,938	110,453
Western Asset Mortgage Capital Corp. (REIT)	11,431	110,309

		1,025,463

Thrifts & Mortgage Finance (1.8%)
Bancorp 34, Inc.	622	9,175
Bridgewater Bancshares, Inc.*	4,864	58,076
Broadway Financial Corp.*	3,014	4,310
CBM Bancorp, Inc.*	794	11,116
Central Federal Corp.*	756	9,367
Dime Community Bancshares, Inc.	6,797	145,524
Elmira Savings Bank	516	7,260
Entegra Financial Corp.*	1,434	43,077
ESSA Bancorp, Inc.	2,011	33,021
Federal Agricultural Mortgage Corp., Class C	1,949	159,155
First Defiance Financial Corp.	4,174	120,900
First Seacoast Bancorp*	520	4,872
FS Bancorp, Inc.	854	44,835
Greene County Bancorp, Inc.	694	19,016
Guaranty Federal Bancshares, Inc.	669	16,223
Hingham Institution for Savings	296	55,944
HMN Financial, Inc.*	826	18,643
Home Bancorp, Inc.	1,703	66,400
Home Federal Bancorp, Inc.	273	8,915
HomeStreet, Inc.*	4,837	132,147
HV Bancorp, Inc.*	403	6,045
IF Bancorp, Inc.	571	11,991
Impac Mortgage Holdings, Inc.*	2,136	16,810
Lake Shore Bancorp, Inc.	411	5,980
Luther Burbank Corp.	4,322	48,968
Merchants Bancorp	1,935	32,005
Meridian Bancorp, Inc.	10,326	193,613
Mid-Southern Bancorp, Inc.(x)	669	8,804
MMA Capital Holdings, Inc.*	1,029	30,870
Mr Cooper Group, Inc.*	16,405	174,221
MSB Financial Corp.	903	14,538
Oconee Federal Financial Corp.	359	8,490
Ocwen Financial Corp.*	29,001	54,522
OP Bancorp	2,721	26,611
Ottawa Bancorp, Inc.	612	7,815
PB Bancorp, Inc.	1,283	14,755
PCSB Financial Corp.	3,522	70,405
PDL Community Bancorp*	1,838	25,842
Pioneer Bancorp, Inc.*	2,374	29,651
Provident Bancorp, Inc.*	894	21,483
Provident Financial Holdings, Inc.	1,234	25,606
Prudential Bancorp, Inc.	1,954	33,238
Randolph Bancorp, Inc.*	1,060	15,391
Rhinebeck Bancorp, Inc.*	979	10,475
Riverview Bancorp, Inc.	4,520	33,358
Sachem Capital Corp. (REIT)	3,727	17,591
Security National Financial Corp., Class A*	1,738	8,742
Severn Bancorp, Inc.	1,953	15,663
Southern Missouri Bancorp, Inc.	1,678	61,130
Standard AVB Financial Corp.	842	22,894
Sterling Bancorp, Inc.	3,632	35,448
Territorial Bancorp, Inc.	1,706	48,757
Timberland Bancorp, Inc.	1,588	43,670
United Community Financial Corp.	10,116	109,050
United Financial Bancorp, Inc.	10,950	149,249
Waterstone Financial, Inc.	5,099	87,601
Western New England Bancorp, Inc.	5,147	49,051

		2,538,309

Total Financials		21,095,169

Health Care (31.3%)
Biotechnology (16.6%)
Abeona Therapeutics, Inc.*	6,750	15,255
Achillion Pharmaceuticals, Inc.*	29,317	105,541
Acorda Therapeutics, Inc.*	9,473	27,188
Adamas Pharmaceuticals, Inc.(x)*	4,866	24,890
ADMA Biologics, Inc.(x)*	10,850	48,283
Aduro Biotech, Inc.*	13,736	14,560
Adverum Biotechnologies, Inc.(x)*	11,622	63,340
Aeglea BioTherapeutics, Inc.*	5,632	43,310
Aeterna Zentaris, Inc.*	3,477	3,616
Affimed NV*	12,962	38,108
Agenus, Inc.*	23,006	59,355
AgeX Therapeutics, Inc.(x)*	4,460	8,742
Aileron Therapeutics, Inc.*	3,849	2,579
Akebia Therapeutics, Inc.*	25,434	99,701
Akero Therapeutics, Inc.*	1,037	23,592
Albireo Pharma, Inc.*	2,278	45,560
Aldeyra Therapeutics, Inc.*	4,729	24,922
Alector, Inc.*	30,113	434,229
Allena Pharmaceuticals, Inc.*	2,463	9,704
Alpine Immune Sciences, Inc.*	986	3,865
Altimmune, Inc.(x)*	2,764	5,390
AMAG Pharmaceuticals, Inc.(x)*	7,256	83,807
Anavex Life Sciences Corp.(x)*	9,002	28,446
Anika Therapeutics, Inc.*	2,880	158,083
Anixa Biosciences, Inc.(x)*	3,605	14,420
Applied Genetic Technologies Corp.*	3,216	13,379
Applied Therapeutics, Inc.*	441	4,847
Aptinyx, Inc.(x)*	3,116	10,875
AquaBounty Technologies, Inc.(x)*	2,532	6,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Aravive, Inc.*	1,585	$11,887
Arbutus Biopharma Corp.*	7,911	12,064
Arcturus Therapeutics Holdings, Inc.*	1,722	17,685
Arcus Biosciences, Inc.*	6,953	63,272
Ardelyx, Inc.*	9,890	46,483
Aridis Pharmaceuticals, Inc.(x)*	1,222	8,212
Armata Pharmaceuticals, Inc.(x)*	806	2,982
ArQule, Inc.*	117,343	841,349
Assembly Biosciences, Inc.*	4,998	49,130
Athersys, Inc.(x)*	28,369	37,731
Atreca, Inc., Class A(x)*	1,416	17,332
Audentes Therapeutics, Inc.*	21,355	599,862
Avid Bioservices, Inc.*	12,007	63,637
Avrobio, Inc.*	4,440	62,693
Axcella Health, Inc.(x)*	343	1,941
AzurRx BioPharma, Inc.*	3,253	1,952
Bellicum Pharmaceuticals, Inc.(x)*	9,471	9,945
Beyondspring, Inc.*	2,585	46,789
BioCryst Pharmaceuticals, Inc.*	23,691	67,875
Bio-Path Holdings, Inc.(x)*	523	4,969
BioSpecifics Technologies Corp.*	1,341	71,770
Bioxcel Therapeutics, Inc.*	1,264	8,899
BrainStorm Cell Therapeutics, Inc.(x)*	3,860	15,054
Calithera Biosciences, Inc.*	10,200	31,518
Calyxt, Inc.(x)*	1,955	11,026
CareDx, Inc.*	35,873	811,089
CASI Pharmaceuticals, Inc.(x)*	10,839	36,202
Castle Biosciences, Inc.*	809	14,635
Catabasis Pharmaceuticals, Inc.(x)*	2,387	12,890
Catalyst Biosciences, Inc.*	2,495	12,250
Catalyst Pharmaceuticals, Inc.*	20,734	110,098
Celcuity, Inc.*	1,234	20,953
Celldex Therapeutics, Inc.*	2,846	6,062
Cellular Biomedicine Group, Inc.*	2,590	38,487
CEL-SCI Corp.(x)*	5,878	52,549
Celsion Corp.*	3,754	5,781
Checkpoint Therapeutics, Inc.*	4,834	12,037
ChemoCentryx, Inc.*	8,753	59,345
Chimerix, Inc.*	10,035	23,582
Cidara Therapeutics, Inc.*	4,754	9,484
Cohbar, Inc.(m)*	5,203	6,764
Coherus Biosciences, Inc.*	77,490	1,569,947
Concert Pharmaceuticals, Inc.*	4,740	27,871
Constellation Pharmaceuticals, Inc.*	3,275	21,157
Corbus Pharmaceuticals Holdings, Inc.(x)*	12,756	62,122
Cortexyme, Inc.(x)*	658	16,404
Corvus Pharmaceuticals, Inc.*	3,203	9,641
Crinetics Pharmaceuticals, Inc.(x)*	2,421	36,412
Cue Biopharma, Inc.*	4,088	34,462
Curis, Inc.*	5,826	13,050
Cyclerion Therapeutics, Inc.*	5,082	61,594
Cytokinetics, Inc.*	12,006	136,628
CytomX Therapeutics, Inc.*	9,707	71,638
Deciphera Pharmaceuticals, Inc.*	34,686	1,177,243
Denali Therapeutics, Inc.(x)*	40,085	614,102
DiaMedica Therapeutics, Inc.*	1,982	4,063
Dicerna Pharmaceuticals, Inc.*	11,148	160,085
Dyadic International, Inc.(x)*	3,915	23,999
Dynavax Technologies Corp.(x)*	17,964	64,221
Eidos Therapeutics, Inc.(x)*	51,568	1,854,901
Eiger BioPharmaceuticals, Inc.*	5,026	51,517
Enochian Biosciences, Inc.(x)*	842	4,631
Entasis Therapeutics Holdings, Inc.*	1,225	7,142
Equillium, Inc.*	1,246	4,735
Evelo Biosciences, Inc.(x)*	2,883	17,586
Fennec Pharmaceuticals, Inc.*	2,665	12,819
Five Prime Therapeutics, Inc.*	7,494	29,039
Flexion Therapeutics, Inc.(x)*	7,275	99,704
Fortress Biotech, Inc.*	9,124	12,865
Forty Seven, Inc.*	4,812	30,893
Galectin Therapeutics, Inc.(x)*	8,695	31,911
Geron Corp.(x)*	37,176	49,444
GlycoMimetics, Inc.*	7,159	30,855
Gritstone Oncology, Inc.(x)*	5,327	45,999
Harpoon Therapeutics, Inc.*	1,571	21,460
Homology Medicines, Inc.*	5,324	96,364
Hookipa Pharma, Inc.*	438	3,285
Ideaya Biosciences, Inc.*	616	5,544
Idera Pharmaceuticals, Inc.*	4,862	14,051
ImmuCell Corp.*	1,094	6,072
Immunic, Inc.(x)*	224	2,256
ImmunoGen, Inc.*	31,247	75,618
Infinity Pharmaceuticals, Inc.*	8,648	8,907
Inmune Bio, Inc.(x)*	1,326	7,823
Inovio Pharmaceuticals, Inc.(x)*	20,207	41,424
Intellia Therapeutics, Inc.(x)*	33,179	442,940
Invitae Corp.*	21,505	414,401
IVERIC bio, Inc.*	8,740	9,789
Jounce Therapeutics, Inc.*	3,393	11,299
Kadmon Holdings, Inc.(x)*	28,054	70,696
KalVista Pharmaceuticals, Inc.*	2,567	29,777
Karuna Therapeutics, Inc.*	996	16,255
Karyopharm Therapeutics, Inc.(x)*	12,675	121,934
Kezar Life Sciences, Inc.*	3,262	10,699
Kindred Biosciences, Inc.*	8,026	54,978
Kiniksa Pharmaceuticals Ltd., Class A*	2,924	24,883
Kodiak Sciences, Inc.*	5,077	73,007
Krystal Biotech, Inc.(x)*	22,883	794,612
Kura Oncology, Inc.*	7,401	112,273
La Jolla Pharmaceutical Co.(x)*	4,468	39,318
Leap Therapeutics, Inc.(x)*	2,489	2,912
Lineage Cell Therapeutics, Inc.(x)*	22,679	22,225
LogicBio Therapeutics, Inc.*	1,753	18,950
MacroGenics, Inc.*	10,259	130,905
Magenta Therapeutics, Inc.*	4,150	42,579
MannKind Corp.(x)*	40,336	50,420
Marker Therapeutics, Inc.(x)*	5,803	29,653
MediciNova, Inc.(x)*	9,017	71,730
MEI Pharma, Inc.*	14,291	24,009
MeiraGTx Holdings plc*	3,680	58,696
Merrimack Pharmaceuticals, Inc.	2,320	10,417
Mersana Therapeutics, Inc.*	8,071	12,752
Millendo Therapeutics, Inc.(x)*	1,969	14,000
Minerva Neurosciences, Inc.*	6,365	49,329
Miragen Therapeutics, Inc.*	5,809	4,246
Mirum Pharmaceuticals, Inc.*	596	5,996
Molecular Templates, Inc.*	3,570	23,526
Moleculin Biotech, Inc.*	8,436	9,364
Morphic Holding, Inc.*	1,078	19,523
Mustang Bio, Inc.*	5,838	19,032
Myovant Sciences Ltd.*	78,250	406,900
NantKwest, Inc.*	6,079	7,416
Neon Therapeutics, Inc.(x)*	2,965	5,100
Neurotrope, Inc.*	2,597	2,104
NewLink Genetics Corp.*	6,118	9,728
NextCure, Inc.*	31,650	976,403
Novavax, Inc.(x)*	4,921	24,703
Nymox Pharmaceutical Corp.*	7,058	12,987
Oncocyte Corp.*	4,508	9,467
Organogenesis Holdings, Inc.(x)*	2,209	14,513
Organovo Holdings, Inc.*	25,183	6,560
Orgenesis, Inc.(x)*	2,564	11,128
Ovid therapeutics, Inc.*	4,905	15,892
Palatin Technologies, Inc.*	43,242	39,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PDL BioPharma, Inc.*	24,423	$52,754
Pfenex, Inc.*	6,415	54,143
PhaseBio Pharmaceuticals, Inc.*	3,099	12,923
Pieris Pharmaceuticals, Inc.*	10,224	34,864
PolarityTE, Inc.(x)*	2,943	9,506
Precision BioSciences, Inc.*	1,930	16,193
Prevail Therapeutics, Inc.*	1,615	19,832
Principia Biopharma, Inc.*	2,883	81,416
Progenics Pharmaceuticals, Inc.*	18,694	94,498
Protagonist Therapeutics, Inc.*	3,667	44,041
Proteostasis Therapeutics, Inc.(x)*	8,905	7,525
Prothena Corp. plc*	8,704	68,239
Ra Pharmaceuticals, Inc.*	51,787	1,224,763
Recro Pharma, Inc.*	4,114	45,583
Replimune Group, Inc.*	2,608	36,251
Rhythm Pharmaceuticals, Inc.*	4,961	107,108
Rigel Pharmaceuticals, Inc.*	36,137	67,576
Rocket Pharmaceuticals, Inc.*	46,223	538,498
Savara, Inc.*	7,541	19,984
Scholar Rock Holding Corp.*	3,793	33,947
Selecta Biosciences, Inc.*	6,861	12,007
Seres Therapeutics, Inc.*	7,900	31,679
Sesen Bio, Inc.(x)*	21,140	24,734
Soleno Therapeutics, Inc.*	4,200	6,300
Solid Biosciences, Inc.(x)*	4,236	43,800
Sorrento Therapeutics, Inc.(x)*	27,008	57,797
Spero Therapeutics, Inc.*	2,361	25,027
Spring Bank Pharmaceuticals, Inc.*	2,682	9,387
Stemline Therapeutics, Inc.*	9,650	100,457
Sunesis Pharmaceuticals, Inc.(x)*	12,959	9,329
Surface Oncology, Inc.*	2,613	3,710
Sutro Biopharma, Inc.*	2,477	22,516
Syndax Pharmaceuticals, Inc.*	4,454	33,271
Synlogic, Inc.*	3,291	7,536
Synthorx, Inc.*	2,062	33,549
Syros Pharmaceuticals, Inc.*	7,466	77,497
T2 Biosystems, Inc.(x)*	6,979	17,448
TCR2 Therapeutics, Inc.(x)*	2,527	37,981
TG Therapeutics, Inc.*	17,657	99,144
Tocagen, Inc.(x)*	4,843	3,208
Translate Bio, Inc.*	6,316	62,592
Trevena, Inc.(x)*	19,381	18,745
Turning Point Therapeutics, Inc.(x)*	31,309	1,177,218
Twist Bioscience Corp.*	50,065	1,195,552
Tyme Technologies, Inc.(x)*	12,378	14,730
uniQure NV*	6,439	253,439
UNITY Biotechnology, Inc.(x)*	5,680	34,648
Unum Therapeutics, Inc.*	2,810	4,046
Vaccinex, Inc.*	591	4,237
Vanda Pharmaceuticals, Inc.*	11,208	148,842
VBI Vaccines, Inc.*	17,596	8,291
Veracyte, Inc.*	14,621	350,904
Verastem, Inc.(x)*	14,968	18,111
Vericel Corp.*	9,466	143,315
Viking Therapeutics, Inc.(x)*	13,988	96,237
Voyager Therapeutics, Inc.*	5,200	89,492
vTv Therapeutics, Inc., Class A(x)*	2,109	3,269
X4 Pharmaceuticals, Inc.*	2,562	32,563
XBiotech, Inc.*	4,073	42,604
XOMA Corp.(x)*	1,191	23,248
Y-mAbs Therapeutics, Inc.*	4,386	114,299
Zafgen, Inc.*	7,085	5,236
ZIOPHARM Oncology, Inc.(x)*	34,534	147,806

		23,036,435

Health Care Equipment & Supplies (7.3%)
Accuray, Inc.*	18,636	51,622
Alphatec Holdings, Inc.*	8,201	41,169
AngioDynamics, Inc.*	7,885	145,242
Antares Pharma, Inc.*	34,928	116,834
Apollo Endosurgery, Inc.*	2,909	9,687
Apyx Medical Corp.*	7,106	48,108
Avedro, Inc.*	1,677	38,068
Axonics Modulation Technologies, Inc.*	32,559	876,488
Beyond Air, Inc.(x)*	1,322	6,306
Biolase, Inc.(x)*	2,425	2,304
BioLife Solutions, Inc.*	1,515	25,187
BioSig Technologies, Inc.(x)*	3,285	27,101
Cerus Corp.*	29,875	154,006
Chembio Diagnostics, Inc.(x)*	3,444	21,077
Conformis, Inc.*	14,183	26,380
Corindus Vascular Robotics, Inc.(x)*	19,762	84,581
CryoPort, Inc.(x)*	6,763	110,609
Cutera, Inc.*	2,976	86,988
CytoSorbents Corp.(x)*	6,774	34,073
Ekso Bionics Holdings, Inc.(x)*	9,864	5,212
ElectroCore, Inc.(x)*	2,722	5,961
Electromed, Inc.*	1,478	9,769
Endologix, Inc.*	3,851	15,288
FONAR Corp.*	1,303	26,933
GenMark Diagnostics, Inc.*	11,979	72,593
Glaukos Corp.*	7,874	492,204
Helius Medical Technologies, Inc.(x)*	4,861	8,021
Heska Corp.*	1,501	106,376
IntriCon Corp.*	1,844	35,847
Invacare Corp.	7,254	54,405
iRadimed Corp.*	925	19,443
iRhythm Technologies, Inc.*	19,882	1,473,455
IRIDEX Corp.*	2,762	5,220
Kewaunee Scientific Corp.	516	8,039
Lantheus Holdings, Inc.*	8,211	205,809
LeMaitre Vascular, Inc.	3,492	119,356
Meridian Bioscience, Inc.	9,246	87,744
Mesa Laboratories, Inc.	825	196,160
Microbot Medical, Inc.(x)*	779	4,129
Misonix, Inc.*	1,558	31,316
Motus GI Holdings, Inc.*	3,304	6,542
Neuronetics, Inc.*	8,197	68,117
Nevro Corp.*	13,563	1,166,011
Nuvectra Corp.*	3,710	5,046
OraSure Technologies, Inc.*	13,405	100,135
OrthoPediatrics Corp.*	26,768	943,840
PAVmed, Inc.*	3,686	3,533
Pro-Dex, Inc.*	513	7,849
Pulse Biosciences, Inc.(x)*	2,432	37,550
RA Medical Systems, Inc.(x)*	1,704	2,386
Rockwell Medical, Inc.(x)*	13,360	36,874
RTI Surgical Holdings, Inc.*	12,098	34,479
SeaSpine Holdings Corp.*	3,499	42,723
Senseonics Holdings, Inc.(x)*	26,680	26,373
Sensus Healthcare, Inc.(x)*	2,405	14,430
Shockwave Medical, Inc.(x)*	18,945	567,024
SI-BONE, Inc.*	3,455	61,050
Sientra, Inc.*	8,318	53,901
Silk Road Medical, Inc.(x)*	34,908	1,135,557
Soliton, Inc.(x)*	1,137	12,154
Strata Skin Sciences, Inc.*	3,355	7,146
Surmodics, Inc.*	2,827	129,307
Tactile Systems Technology, Inc.*	12,566	531,793
TransEnterix, Inc.(x)*	40,511	25,109
TransMedics Group, Inc.(x)*	1,469	34,889
Utah Medical Products, Inc.	746	71,497
Vapotherm, Inc.*	3,163	29,954
Vermillion, Inc.(x)*	7,406	3,992
ViewRay, Inc.(x)*	15,219	44,135
Xtant Medical Holdings, Inc.*	690	1,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zosano Pharma Corp.(x)*	3,262	$5,089
Zynex, Inc.(x)	3,266	31,060

		10,130,615

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	3,552	2,380
Addus HomeCare Corp.*	2,268	179,807
American Renal Associates Holdings, Inc.*	3,966	25,065
Apollo Medical Holdings, Inc.(x)*	5,881	103,623
Avalon GloboCare Corp.*	4,545	8,499
Capital Senior Living Corp.*	5,479	23,998
Catasys, Inc.(x)*	1,518	23,924
Community Health Systems, Inc.*	18,554	66,794
Cross Country Healthcare, Inc.*	7,693	79,238
CynergisTek, Inc.*	1,842	5,673
Diplomat Pharmacy, Inc.*	12,665	62,058
Enzo Biochem, Inc.*	9,438	33,977
Fulgent Genetics, Inc.*	1,207	12,541
Genesis Healthcare, Inc.*	17,090	18,970
Hanger, Inc.*	7,790	158,760
InfuSystem Holdings, Inc.*	3,033	16,045
Joint Corp. (The)(x)*	2,767	51,494
Option Care Health, Inc.*	26,500	84,800
Owens & Minor, Inc.	13,271	77,104
PetIQ, Inc.(x)*	42,485	1,158,141
Precipio, Inc.(x)*	1,120	2,923
Providence Service Corp. (The)*	2,511	149,304
Psychemedics Corp.	1,073	9,775
Quorum Health Corp.(x)*	6,317	7,644
RadNet, Inc.*	9,084	130,446
Sharps Compliance Corp.*	2,804	11,637
Surgery Partners, Inc.(x)*	5,215	38,513
Triple-S Management Corp., Class B*	4,934	66,116

		2,609,249

Health Care Technology (2.4%)
Castlight Health, Inc., Class B*	22,142	31,220
Computer Programs & Systems, Inc.	2,738	61,906
Health Catalyst, Inc.*	16,338	516,934
HealthStream, Inc.*	5,646	146,175
HTG Molecular Diagnostics, Inc.*	5,640	3,835
Icad, Inc.*	3,680	25,208
Inspire Medical Systems, Inc.*	29,407	1,794,415
MTBC, Inc.*	1,262	4,771
OptimizeRx Corp.*	2,970	43,006
Phreesia, Inc.*	28,379	687,907
SCWorx Corp.*	1,169	2,806
Simulations Plus, Inc.	2,596	90,081

		3,408,264

Life Sciences Tools & Services (0.9%)
BioNano Genomics, Inc.*	1,041	729
Champions Oncology, Inc.*	1,289	7,283
ChromaDex Corp.(x)*	8,505	33,467
Codexis, Inc.*	38,486	527,835
Fluidigm Corp.*	14,881	68,899
Harvard Bioscience, Inc.*	7,772	23,899
NanoString Technologies, Inc.*	7,165	154,692
Personalis, Inc.*	30,606	449,143
Quanterix Corp.*	2,797	61,422

		1,327,369

Pharmaceuticals (2.2%)
AcelRx Pharmaceuticals, Inc.(x)*	16,682	36,700
Acer Therapeutics, Inc.(x)*	1,052	3,356
Aclaris Therapeutics, Inc.(x)*	6,837	7,384
Adamis Pharmaceuticals Corp.(x)*	9,919	6,988
Aerpio Pharmaceuticals, Inc.*	4,797	3,256
Agile Therapeutics, Inc.*	5,592	6,627
ANI Pharmaceuticals, Inc.*	1,971	143,647
Aquestive Therapeutics, Inc.*	2,363	7,514
Arvinas, Inc.*	3,949	85,101
Assertio Therapeutics, Inc.*	13,523	17,309
Avenue Therapeutics, Inc.*	1,347	8,028
Axsome Therapeutics, Inc.(x)*	5,409	109,478
Aytu BioScience, Inc.(x)*	1,457	1,763
BioDelivery Sciences International, Inc.*	17,937	75,515
Cara Therapeutics, Inc.(x)*	8,568	156,623
Cerecor, Inc.*	4,499	14,802
Chiasma, Inc.*	7,364	36,452
Clearside Biomedical, Inc.*	7,201	4,537
Cocrystal Pharma, Inc.*	2,511	5,123
Collegium Pharmaceutical, Inc.*	6,939	79,660
CorMedix, Inc.(x)*	5,183	33,068
Cumberland Pharmaceuticals, Inc.*	1,924	11,409
Cymabay Therapeutics, Inc.*	14,845	76,006
Dermira, Inc.*	10,239	65,427
Dova Pharmaceuticals, Inc.(x)*	1,851	51,736
Eloxx Pharmaceuticals, Inc.*	5,464	24,697
Eton Pharmaceuticals, Inc.(x)*	2,588	16,356
Evofem Biosciences, Inc.(x)*	2,967	14,954
Evolus, Inc.(x)*	3,259	50,906
Eyenovia, Inc.*	2,295	8,492
EyePoint Pharmaceuticals, Inc.(x)*	12,981	23,496
Fulcrum Therapeutics, Inc.*	999	6,633
Harrow Health, Inc.(x)*	4,818	27,077
Innovate Biopharmaceuticals, Inc.(x)*	6,897	7,380
Kala Pharmaceuticals, Inc.(x)*	4,640	17,655
Kaleido Biosciences, Inc.(x)*	1,058	7,967
KemPharm, Inc.*	5,095	3,509
Lannett Co., Inc.(x)*	6,796	76,115
Lipocine, Inc.*	4,061	11,411
Liquidia Technologies, Inc.*	2,815	10,021
Marinus Pharmaceuticals, Inc.*	11,069	17,046
Melinta Therapeutics, Inc.(x)*	1,769	6,740
Menlo Therapeutics, Inc.*	3,248	14,551
MyoKardia, Inc.*	16,306	850,358
Neos Therapeutics, Inc.*	10,408	15,404
Novan, Inc.*	3,959	10,214
Novus Therapeutics, Inc.(x)*	2,041	1,284
Ocular Therapeutix, Inc.*	8,957	27,229
Odonate Therapeutics, Inc.*	2,525	65,726
Omeros Corp.(x)*	10,015	163,545
Opiant Pharmaceuticals, Inc.*	798	12,385
Optinose, Inc.(x)*	5,385	37,695
Oramed Pharmaceuticals, Inc.*	2,905	9,267
Osmotica Pharmaceuticals plc*	1,844	7,081
Otonomy, Inc.*	5,526	13,207
Paratek Pharmaceuticals, Inc.(x)*	6,944	29,998
PLx Pharma, Inc.(x)*	1,600	8,160
ProPhase Labs, Inc.	1,886	3,451
Provention Bio, Inc.*	5,266	35,941
resTORbio, Inc.*	3,330	29,437
Revance Therapeutics, Inc.*	9,520	123,760
scPharmaceuticals, Inc.*	1,491	8,827
SCYNEXIS, Inc.(x)*	11,185	11,912
Seelos Therapeutics, Inc.(x)*	3,206	2,943
Senestech, Inc.*	4,712	4,759
Sienna Biopharmaceuticals, Inc.*	4,784	966
SIGA Technologies, Inc.*	11,801	60,421
Strongbridge Biopharma plc(x)*	7,589	18,138
Tetraphase Pharmaceuticals, Inc.*	572	3,042
Trevi Therapeutics, Inc.(x)*	1,164	5,238
Verrica Pharmaceuticals, Inc.*	2,792	41,210
VIVUS, Inc.*	2,200	8,448
Xeris Pharmaceuticals, Inc.*	5,718	56,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zynerba Pharmaceuticals, Inc.(x)*	4,929	$37,263

		3,096,032

Total Health Care		43,607,964

Industrials (11.5%)
Aerospace & Defense (0.8%)
AeroVironment, Inc.*	12,000	642,720
Air Industries Group*	4,768	6,231
Arotech Corp.*	5,170	15,200
CPI Aerostructures, Inc.*	2,369	19,473
Ducommun, Inc.*	2,312	98,029
Innovative Solutions & Support, Inc.*	2,670	12,549
Maxar Technologies, Inc.	12,853	97,683
National Presto Industries, Inc.	1,073	95,594
Park Aerospace Corp.	4,034	70,837
Vectrus, Inc.*	2,431	98,820

		1,157,136

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	5,817	131,755
Radiant Logistics, Inc.*	8,605	44,488

		176,243

Airlines (0.0%)
Mesa Air Group, Inc.*	4,577	30,872

Building Products (0.6%)
Alpha Pro Tech Ltd.*	2,114	7,632
Armstrong Flooring, Inc.*	3,865	24,697
Caesarstone Ltd.	4,872	80,924
Continental Materials Corp.*	97	1,364
CSW Industrials, Inc.	3,196	220,620
Insteel Industries, Inc.	3,993	81,976
Jewett-Cameron Trading Co. Ltd.*	538	4,105
PGT Innovations, Inc.*	12,231	211,229
Quanex Building Products Corp.	7,100	128,368
Tecogen, Inc.*	3,166	7,535

		768,450

Commercial Services & Supplies (0.7%)
Acme United Corp.	490	9,811
AMREP Corp.*	671	3,835
Aqua Metals, Inc.(x)*	11,964	20,339
ARC Document Solutions, Inc.*	8,119	11,042
BioHiTech Global, Inc.(x)*	1,712	2,996
CECO Environmental Corp.*	6,542	45,696
Charah Solutions, Inc.*	1,993	4,225
CompX International, Inc.	346	4,958
Ecology and Environment, Inc., Class A	564	8,567
Ennis, Inc.	5,506	111,276
Fuel Tech, Inc.*	3,571	3,559
Heritage-Crystal Clean, Inc.*	3,224	85,436
Hudson Technologies, Inc.(x)*	7,876	5,592
Kimball International, Inc., Class B	7,701	148,629
LSC Communications, Inc.	7,494	10,342
NL Industries, Inc.*	1,754	6,595
NRC Group Holdings Corp.*	2,308	28,712
Odyssey Marine Exploration, Inc.(x)*	1,776	6,802
Performant Financial Corp.*	7,867	8,654
Perma-Fix Environmental Services*	2,402	10,905
PICO Holdings, Inc.*	3,608	36,405
Quest Resource Holding Corp.*	1,041	2,602
RR Donnelley & Sons Co.	15,239	57,451
SP Plus Corp.*	4,955	183,335
Team, Inc.*	6,421	115,899
Virco Manufacturing Corp.	2,018	7,769
VSE Corp.	1,887	64,328
Wilhelmina International, Inc.*	224	1,232

		1,006,992

Construction & Engineering (1.4%)
Aegion Corp.*	6,558	140,210
Ameresco, Inc., Class A*	4,709	75,674
Argan, Inc.	3,173	124,667
Concrete Pumping Holdings, Inc.(x)*	3,476	13,800
Construction Partners, Inc., Class A*	2,676	41,692
Goldfield Corp. (The)*	4,709	10,124
Great Lakes Dredge & Dock Corp.*	13,094	136,832
HC2 Holdings, Inc.(x)*	9,074	21,324
IES Holdings, Inc.*	1,779	36,630
Infrastructure and Energy Alternatives, Inc.*	2,150	10,040
Limbach Holdings, Inc.*	931	4,590
MYR Group, Inc.*	3,476	108,764
Northwest Pipe Co.*	2,099	59,087
NV5 Global, Inc.*	14,744	1,006,573
Orion Group Holdings, Inc.*	6,129	27,580
Sterling Construction Co., Inc.*	5,639	74,153

		1,891,740

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	1,560	55,084
American Superconductor Corp.*	4,642	36,393
Energous Corp.(x)*	6,356	21,070
LSI Industries, Inc.	5,468	28,543
Orion Energy Systems, Inc.*	5,518	15,726
Plug Power, Inc.(x)*	50,329	132,365
Polar Power, Inc.*	842	2,593
Powell Industries, Inc.	1,917	75,051
Preformed Line Products Co.	683	37,285
Servotronics, Inc.	224	2,218
Sunworks, Inc.*	769	1,822
TPI Composites, Inc.*	6,221	116,644
Ultralife Corp.*	2,075	17,969
Vivint Solar, Inc.(x)*	9,568	62,575

		605,338

Machinery (4.6%)
Blue Bird Corp.*	3,323	63,253
Briggs & Stratton Corp.	8,787	53,249
Columbus McKinnon Corp.	4,992	181,859
Commercial Vehicle Group, Inc.*	6,478	46,706
Douglas Dynamics, Inc.	4,824	215,006
Eastern Co. (The)	1,214	30,131
Energy Recovery, Inc.*	8,124	75,269
ExOne Co. (The)(x)*	2,340	20,709
Federal Signal Corp.	43,976	1,439,774
FreightCar America, Inc.*	2,489	12,072
Gencor Industries, Inc.*	1,905	22,117
Graham Corp.	2,049	40,693
Hurco Cos., Inc.	1,353	43,526
Jason Industries, Inc.*	4,335	1,539
Kadant, Inc.	2,371	208,150
Kornit Digital Ltd.*	55,782	1,716,970
LB Foster Co., Class A*	2,120	45,940
LS Starrett Co. (The), Class A*	1,217	7,059
Luxfer Holdings plc	5,621	87,575
Lydall, Inc.*	3,691	91,943
Manitex International, Inc.*	3,169	21,074
Miller Industries, Inc.	2,398	79,853
NN, Inc.	9,027	64,362
Omega Flex, Inc.	621	63,497
Park-Ohio Holdings Corp.	1,959	58,496
Perma-Pipe International Holdings, Inc.*	1,618	15,598
Spartan Motors, Inc.	7,391	101,405
SPX Corp.*	17,947	718,059
Taylor Devices, Inc.*	699	7,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Titan International, Inc.	10,645	$28,741
TriMas Corp.*	23,927	733,363
Twin Disc, Inc.*	2,310	24,463

		6,319,616

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	9,684	42,368
Genco Shipping & Trading Ltd.*	3,236	29,771
Navios Maritime Holdings, Inc.*	2,009	9,663
Pangaea Logistics Solutions Ltd.	2,579	8,279
Safe Bulkers, Inc.*	10,989	19,231
Scorpio Bulkers, Inc.	11,754	71,464

		180,776

Professional Services (2.2%)
Acacia Research Corp.*	7,785	20,864
Barrett Business Services, Inc.	1,545	137,227
BG Staffing, Inc.	2,204	42,118
CRA International, Inc.	1,659	69,628
DLH Holdings Corp.*	1,104	5,001
Forrester Research, Inc.	2,289	73,568
Franklin Covey Co.*	2,092	73,220
GP Strategies Corp.*	2,784	35,747
Heidrick & Struggles International, Inc.	4,059	110,811
Hill International, Inc.*	9,084	27,161
Hudson Global, Inc.*	619	7,595
InnerWorkings, Inc.*	9,485	42,019
Kelly Services, Inc., Class A	7,142	172,979
Kforce, Inc.	4,660	176,311
Mastech Digital, Inc.*	824	4,945
Mistras Group, Inc.*	3,914	64,190
RCM Technologies, Inc.*	1,780	5,340
Red Violet, Inc.(x)*	1,170	14,754
Resources Connection, Inc.	6,623	112,525
Volt Information Sciences, Inc.*	2,928	9,252
Willdan Group, Inc.*	52,588	1,844,787

		3,050,042

Road & Rail (0.2%)
Covenant Transportation Group, Inc., Class A*	2,803	46,081
Daseke, Inc.(x)*	9,716	24,290
PAM Transportation Services, Inc.*	419	24,767
Roadrunner Transportation Systems, Inc.(x)*	748	7,749
Universal Logistics Holdings, Inc.	1,799	41,881
US Xpress Enterprises, Inc., Class A*	4,579	22,071
USA Truck, Inc.*	1,688	13,555
YRC Worldwide, Inc.(x)*	6,993	21,119

		201,513

Trading Companies & Distributors (0.4%)
BlueLinx Holdings, Inc.(x)*	1,924	62,203
CAI International, Inc.*	3,547	77,218
DXP Enterprises, Inc.*	3,510	121,867
EVI Industries, Inc.(x)	1,012	32,303
Foundation Building Materials, Inc.*	3,266	50,591
General Finance Corp.*	2,521	22,286
Houston Wire & Cable Co.*	3,349	15,807
Huttig Building Products, Inc.*	5,211	10,943
India Globalization Capital, Inc.(x)*	7,480	7,268
Lawson Products, Inc.*	898	34,780
Titan Machinery, Inc.*	4,150	59,511
Transcat, Inc.*	1,430	36,622
Veritiv Corp.*	2,791	50,461
Willis Lease Finance Corp.*	647	35,831

		617,691

Total Industrials		16,006,409

Information Technology (16.5%)
Communications Equipment (2.2%)
Applied Optoelectronics, Inc.(x)*	4,096	45,957
Aviat Networks, Inc.*	968	13,213
BK Technologies Corp.	1,691	5,682
CalAmp Corp.*	7,105	81,850
Calix, Inc.*	63,756	407,401
Cambium Networks Corp.*	949	9,205
Clearfield, Inc.*	2,394	28,369
ClearOne, Inc.*	1,430	2,631
Comtech Telecommunications Corp.	59,240	1,925,300
DASAN Zhone Solutions, Inc.*	1,706	15,627
Digi International, Inc.*	6,085	82,878
EMCORE Corp.*	5,861	17,993
Harmonic, Inc.*	18,555	122,092
Inseego Corp.(x)*	9,754	46,819
KVH Industries, Inc.*	3,470	36,955
Lantronix, Inc.*	2,816	9,434
Network-1 Technologies, Inc.	2,745	6,402
Optical Cable Corp.*	1,195	4,266
PC-Tel, Inc.*	3,815	32,046
Resonant, Inc.(x)*	4,823	14,324
Ribbon Communications, Inc.*	12,952	75,640
TESSCO Technologies, Inc.	1,423	20,449
Westell Technologies, Inc., Class A*	2,551	3,469

		3,008,002

Electronic Equipment, Instruments & Components (2.9%)
Airgain, Inc.*	1,949	22,901
Akoustis Technologies, Inc.(x)*	5,415	41,966
Arlo Technologies, Inc.*	15,894	54,199
Bel Fuse, Inc., Class B	2,116	31,803
Coda Octopus Group, Inc.(x)*	988	8,111
CTS Corp.	7,012	226,908
CUI Global, Inc.*	6,124	5,205
Daktronics, Inc.	7,940	58,637
Data I/O Corp.*	1,658	6,450
Digital Ally, Inc.(x)*	1,837	2,351
FARO Technologies, Inc.*	3,715	179,620
Frequency Electronics, Inc.*	1,145	13,912
ID Systems, Inc.(x)*	3,278	17,963
Identiv, Inc.*	3,426	18,021
IEC Electronics Corp.*	1,919	13,260
Intellicheck, Inc.*	3,257	16,252
Iteris, Inc.*	8,683	49,884
Key Tronic Corp.*	2,116	13,437
Kimball Electronics, Inc.*	5,298	76,874
LGL Group, Inc. (The)*	628	6,462
LRAD Corp.*	6,840	22,914
Luna Innovations, Inc.*	5,749	33,287
MicroVision, Inc.(x)*	21,758	12,902
Napco Security Technologies, Inc.*	52,688	1,344,598
OSI Systems, Inc.*	14,165	1,438,597
PAR Technology Corp.(x)*	2,478	58,902
PC Connection, Inc.	2,434	94,683
Perceptron, Inc.*	1,707	8,194
Research Frontiers, Inc.(x)*	5,008	16,026
RF Industries Ltd.	1,960	13,877
Richardson Electronics Ltd.	2,317	13,439
SMTC Corp.*	3,467	7,489
Taitron Components, Inc., Class A	646	1,828
Vishay Precision Group, Inc.*	2,244	73,469
Wayside Technology Group, Inc.	896	13,467
Wireless Telecom Group, Inc.*	3,476	5,005
Wrap Technologies, Inc.(x)*	1,595	6,508

		4,029,401

IT Services (2.8%)
ALJ Regional Holdings, Inc.*	4,523	6,287
Brightcove, Inc.*	8,361	87,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Carbonite, Inc.*	7,147	$110,707
Cass Information Systems, Inc.	3,039	164,076
Computer Task Group, Inc.*	3,003	15,015
CSP, Inc.	784	10,576
Endava plc (ADR)*	33,412	1,264,644
Exela Technologies, Inc.*	9,302	10,976
Hackett Group, Inc. (The)	5,265	86,662
I3 Verticals, Inc., Class A*	37,066	745,768
Information Services Group, Inc.*	7,232	17,972
Internap Corp.*	5,296	13,664
International Money Express, Inc.(x)*	2,870	39,434
Limelight Networks, Inc.*	24,349	73,777
MoneyGram International, Inc.(x)*	6,539	26,025
Paysign, Inc.(x)*	6,378	64,418
Perficient, Inc.*	6,952	268,208
PFSweb, Inc.*	3,010	7,615
PRGX Global, Inc.*	4,723	24,323
Priority Technology Holdings, Inc.*	1,374	6,623
QIWI plc (ADR)	29,368	644,628
ServiceSource International, Inc.*	18,001	15,841
StarTek, Inc.*	3,408	22,050
Steel Connect, Inc.*	6,987	12,087
Tucows, Inc., Class A(x)*	2,037	110,324
Unisys Corp.*	11,031	81,960
Usio, Inc.*	1,795	3,608

		3,934,891

Semiconductors & Semiconductor Equipment (3.2%)
Adesto Technologies Corp.*	5,751	49,229
Aehr Test Systems*	4,197	7,513
Alpha & Omega Semiconductor Ltd.*	4,328	53,148
Amtech Systems, Inc.*	2,488	13,186
Atomera, Inc.(x)*	2,974	11,212
Axcelis Technologies, Inc.*	6,994	119,527
AXT, Inc.*	8,244	29,349
CEVA, Inc.*	39,869	1,190,488
Cohu, Inc.	8,684	117,277
CyberOptics Corp.*	1,466	20,993
DSP Group, Inc.*	4,667	65,735
Everspin Technologies, Inc.(x)*	2,569	15,748
GSI Technology, Inc.*	3,204	28,067
Ichor Holdings Ltd.*	44,084	1,065,951
Impinj, Inc.(x)*	23,379	720,775
inTEST Corp.*	2,164	10,063
Kopin Corp.*	14,585	9,893
Nanometrics, Inc.*	5,036	164,274
NeoPhotonics Corp.*	8,415	51,247
NVE Corp.	1,030	68,340
PDF Solutions, Inc.*	6,088	79,570
Photronics, Inc.*	14,066	153,038
Pixelworks, Inc.*	7,574	28,024
Rudolph Technologies, Inc.*	6,613	174,319
SMART Global Holdings, Inc.*	2,822	71,905
Ultra Clean Holdings, Inc.*	8,429	123,358

		4,442,229

Software (5.3%)
8x8, Inc.*	24,171	500,823
A10 Networks, Inc.*	12,433	86,285
Agilysys, Inc.*	37,182	952,231
American Software, Inc., Class A	6,241	93,740
Appian Corp.(x)*	20,425	970,188
Asure Software, Inc.*	2,736	18,359
AudioEye, Inc.*	960	3,715
Aware, Inc.*	2,853	8,359
ChannelAdvisor Corp.*	5,790	54,021
CYREN Ltd.*	5,605	9,472
Digimarc Corp.*	2,508	98,038
Digital Turbine, Inc.(x)*	16,981	109,443
Domo, Inc., Class B*	3,794	60,628
eGain Corp.*	4,366	34,950
Finjan Holdings, Inc.*	4,193	8,386
GlobalSCAPE, Inc.	2,492	28,583
GSE Systems, Inc.*	3,459	5,742
GTY Technology Holdings, Inc.(x)*	8,652	54,248
Ideanomics, Inc.(x)*	10,726	16,143
Intelligent Systems Corp.(x)*	1,490	61,895
Inuvo, Inc.*	5,792	1,564
Issuer Direct Corp.*	597	6,173
Majesco*	1,591	13,428
MAM Software Group, Inc.*	1,393	16,827
Mind CTI Ltd.	3,477	8,171
Mitek Systems, Inc.*	6,069	58,566
MobileIron, Inc.*	20,638	135,076
Model N, Inc.*	6,988	193,987
NetSol Technologies, Inc.*	2,157	11,971
OneSpan, Inc.*	7,055	102,298
Park City Group, Inc.*	2,622	15,129
Phunware, Inc.(x)*	7,090	10,210
QAD, Inc., Class A	2,397	110,693
Qumu Corp.*	1,638	5,455
RealNetworks, Inc.*	5,118	8,496
Rimini Street, Inc.*	4,136	18,116
Riot Blockchain, Inc.(x)*	3,328	5,924
Seachange International, Inc.*	6,281	18,089
SharpSpring, Inc.*	2,218	21,515
ShotSpotter, Inc.*	1,765	40,648
SITO Mobile Ltd.*	5,282	4,568
Smith Micro Software, Inc.(x)*	5,059	27,496
Support.com, Inc.*	3,610	5,559
SVMK, Inc.*	66,962	1,145,050
Synacor, Inc.*	6,566	8,995
Synchronoss Technologies, Inc.*	8,186	44,204
Telaria, Inc.*	9,484	65,534
Telenav, Inc.*	6,992	33,422
Tufin Software Technologies Ltd.(x)*	50,222	826,654
Upland Software, Inc.*	29,497	1,028,265
Veritone, Inc.*	3,053	10,899
VirnetX Holding Corp.(x)*	13,271	71,663
Zix Corp.*	11,496	83,231

		7,333,125

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,526	24,675
Avid Technology, Inc.*	6,145	38,037
Boxlight Corp., Class A(x)*	970	1,785
Eastman Kodak Co.(x)*	3,231	8,530
Immersion Corp.*	6,732	51,500
Intevac, Inc.*	4,744	24,859
One Stop Systems, Inc.*	1,790	5,280
Sonim Technologies, Inc.*	755	2,212
TransAct Technologies, Inc.	1,521	18,526

		175,404

Total Information Technology		22,923,052

Materials (1.4%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.(x)	3,565	52,905
AgroFresh Solutions, Inc.*	6,603	17,366
American Vanguard Corp.	6,274	98,502
Amyris, Inc.(x)*	7,812	37,185
Core Molding Technologies, Inc.*	1,581	10,134
Flexible Solutions International, Inc.(x)	1,511	3,566
Flotek Industries, Inc.*	11,412	25,106
FutureFuel Corp.	5,519	65,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hawkins, Inc.	2,097	$89,122
Intrepid Potash, Inc.*	20,547	67,189
Koppers Holdings, Inc.*	4,067	118,797
LSB Industries, Inc.*	4,716	24,429
Marrone Bio Innovations, Inc.(x)*	11,190	15,778
Northern Technologies International Corp.	1,602	20,249
OMNOVA Solutions, Inc.*	9,432	94,980
Rayonier Advanced Materials, Inc.	10,406	45,058
Trecora Resources*	4,553	41,068
Tredegar Corp.	5,634	109,976

		937,307

Construction Materials (0.1%)
Forterra, Inc.(x)*	4,015	29,028
United States Lime & Minerals, Inc.	421	32,207

		61,235

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,635	134,758
UFP Technologies, Inc.*	1,469	56,703

		191,461

Metals & Mining (0.4%)
Ampco-Pittsburgh Corp.*	1,902	6,999
Caledonia Mining Corp. plc	2,538	17,132
Friedman Industries, Inc.	1,454	9,437
Gold Resource Corp.	12,697	38,726
Haynes International, Inc.	2,660	95,335
Mayville Engineering Co., Inc.*	1,322	17,437
Olympic Steel, Inc.	2,023	29,131
Ramaco Resources, Inc.*	1,716	6,409
Ryerson Holding Corp.*	3,664	31,254
Schnitzer Steel Industries, Inc., Class A	5,544	114,539
SunCoke Energy, Inc.*	16,572	93,466
Synalloy Corp.	1,880	29,986
TimkenSteel Corp.*	8,691	54,666
Universal Stainless & Alloy Products, Inc.*	1,833	28,595

		573,112

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,451	72,885
Verso Corp., Class A*	7,637	94,546

		167,431

Total Materials		1,930,546

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Ashford Hospitality Trust, Inc. (REIT)	19,389	64,178
Bluerock Residential Growth REIT, Inc. (REIT)	4,743	55,825
Braemar Hotels & Resorts, Inc. (REIT)	6,444	60,509
BRT Apartments Corp. (REIT)	2,204	32,134
CatchMark Timber Trust, Inc. (REIT), Class A	10,517	112,216
CBL & Associates Properties, Inc. (REIT)(x)	36,485	47,066
Cedar Realty Trust, Inc. (REIT)	18,682	56,046
City Office REIT, Inc. (REIT)	8,417	121,121
Clipper Realty, Inc. (REIT)	3,103	31,620
Community Healthcare Trust, Inc. (REIT)	3,928	174,992
Condor Hospitality Trust, Inc. (REIT)	1,196	13,216
CorEnergy Infrastructure Trust, Inc. (REIT)	2,844	134,294
Farmland Partners, Inc. (REIT)(x)	5,893	39,365
Front Yard Residential Corp. (REIT)	10,632	122,906
Gladstone Commercial Corp. (REIT)	6,543	153,760
Gladstone Land Corp. (REIT)	3,937	46,831
Global Medical REIT, Inc. (REIT)	6,666	75,992
Independence Realty Trust, Inc. (REIT)	19,283	275,940
Innovative Industrial Properties, Inc. (REIT)(x)	2,321	214,391
Jernigan Capital, Inc. (REIT)	4,654	89,590
New Senior Investment Group, Inc. (REIT)	17,977	120,086
NexPoint Residential Trust, Inc. (REIT)	4,074	190,500
One Liberty Properties, Inc. (REIT)	3,330	91,675
Plymouth Industrial REIT, Inc. (REIT)	1,809	33,141
Postal Realty Trust, Inc. (REIT), Class A	973	15,412
Preferred Apartment Communities, Inc. (REIT), Class A	9,513	137,463
Reven Housing REIT, Inc. (REIT)	650	3,328
Safehold, Inc. (REIT)	2,285	69,693
Sotherly Hotels, Inc. (REIT)	2,643	17,682
UMH Properties, Inc. (REIT)	7,728	108,810
Urstadt Biddle Properties, Inc. (REIT), Class A	6,342	150,305
Whitestone REIT (REIT)	8,270	113,795

		2,973,882

Real Estate Management & Development (0.7%)
Altisource Asset Management Corp.*	154	1,437
Altisource Portfolio Solutions SA*	1,266	25,598
American Realty Investors, Inc.*	523	8,044
Consolidated-Tomoka Land Co.	1,060	69,536
eXp World Holdings, Inc.(x)*	3,539	29,657
Forestar Group, Inc.*	2,253	41,185
FRP Holdings, Inc.*	1,497	71,886
Griffin Industrial Realty, Inc.	202	7,666
InterGroup Corp. (The)*	110	3,272
JW Mays, Inc.*	85	3,060
Maui Land & Pineapple Co., Inc.*	1,416	15,406
Rafael Holdings, Inc., Class B*	2,237	46,887
Redfin Corp.*	32,221	542,602
Stratus Properties, Inc.*	1,307	38,387
Tejon Ranch Co.*	4,486	76,127
Transcontinental Realty Investors, Inc.*	242	7,514
Trinity Place Holdings, Inc.(x)*	3,678	14,712

		1,002,976

Total Real Estate		3,976,858

Utilities (0.8%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	3,027	22,582
Spark Energy, Inc., Class A(x)	2,637	27,820

		50,402

Gas Utilities (0.0%)
RGC Resources, Inc.	1,654	48,363

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	23,322	54,573
Sunnova Energy International, Inc.*	2,904	31,218

		85,791

Multi-Utilities (0.1%)
Unitil Corp.	3,155	200,153

Water Utilities (0.6%)
AquaVenture Holdings Ltd.*	3,030	58,873
Artesian Resources Corp., Class A	1,738	64,306
Cadiz, Inc.(x)*	2,775	34,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Connecticut Water Service, Inc.	2,613	$183,067
Consolidated Water Co. Ltd.	3,079	50,773
Global Water Resources, Inc.	2,540	30,073
Middlesex Water Co.	3,451	224,177
Pure Cycle Corp.*	3,656	37,583
York Water Co. (The)	2,786	121,637

		805,149

Total Utilities		1,189,858

Total Common Stocks (98.8%) (Cost $141,872,910)		137,424,179

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
SRAX, Inc., expiring 12/31/19(r)(x)*	1,616	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
OncoMed Pharmaceuticals, Inc., CVR(r)*	4,471	921
Oncternal Therapeutics, Inc., CVR(r)*	131	—

		921

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	5,040	680
Omthera Pharmaceuticals, Inc., CVR(r)*	4,471	—

		680

Total Health Care		1,601

Total Rights (0.0%) (Cost $—)		1,601

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (11.4%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $2,000,133, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,700,118, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,734,008.(xx)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $2,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $400,157, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $444,563.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $900,050, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,001,702.(xx)	900,000	900,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $8,906,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $9,083,986.(xx)	8,905,868	8,905,868

Total Repurchase Agreements		15,905,868

Total Short-Term Investments (11.4%) (Cost $15,905,868)		15,905,868

Total Investments in Securities (110.2%) (Cost $157,778,778)		153,331,648
Other Assets Less Liabilities (-10.2%)		(14,272,170)

Net Assets (100%)		$139,059,478

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $6,764 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $19,212,169. This was collateralized by $4,020,473 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $15,905,868 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	9	12/2019	USD	686,250	(18,750)

					(18,750)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,738,267	$—	$—		$3,738,267
Consumer Discretionary	14,768,067	88,572	—		14,856,639
Consumer Staples	3,335,894	51,866	—		3,387,760
Energy	4,711,657	—	—		4,711,657
Financials	21,095,169	—	—		21,095,169
Health Care	43,607,964	—	—		43,607,964
Industrials	15,999,350	7,059	—		16,006,409
Information Technology	22,923,052	—	—		22,923,052
Materials	1,930,546	—	—		1,930,546
Real Estate	3,976,858	—	—		3,976,858
Utilities	1,189,858	—	—		1,189,858
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	1,601		1,601
Short-Term Investments
Repurchase Agreements	—	15,905,868	—		15,905,868

Total Assets	$137,276,682	$16,053,365	$1,601		$153,331,648

Liabilities:
Futures	$(18,750)	$—	$—		$(18,750)

Total Liabilities	$(18,750)	$—	$—		$(18,750)

Total	$137,257,932	$16,053,365	$1,601		$153,312,898

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,660,485
Aggregate gross unrealized depreciation	(26,555,530)

Net unrealized depreciation	$(4,895,045)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$158,207,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.0%)
Fertilizers & Agricultural Chemicals (4.0%)
CF Industries Holdings, Inc.	1,941	$95,497
Corteva, Inc.	6,599	184,772
FMC Corp.	1,156	101,358
Israel Chemicals Ltd.	6,143	30,501
Mosaic Co. (The)	3,218	65,969
Nutrien Ltd.	5,135	255,810
Yara International ASA	1,549	66,709

Total Chemicals		800,616

Food Products (1.9%)
Agricultural Products (1.9%)
Archer-Daniels-Midland Co.	4,919	202,023
Bunge Ltd.	1,242	70,322
Golden Agri-Resources Ltd.	55,999	9,116
Ingredion, Inc.	586	47,900
Wilmar International Ltd.	16,759	45,228

Total Food Products		374,589

Metals & Mining (23.5%)
Aluminum (0.3%)
Alumina Ltd.	21,355	34,160
Norsk Hydro ASA	11,732	41,266

		75,426

Copper (1.2%)
Antofagasta plc	3,440	38,025
First Quantum Minerals Ltd.(x)	6,053	50,851
Freeport-McMoRan, Inc.	12,737	121,893
Lundin Mining Corp.	5,819	27,363

		238,132

Diversified Metals & Mining (12.6%)
Anglo American plc	9,193	211,506
BHP Group Ltd.	25,700	636,953
BHP Group plc	18,426	392,487
Boliden AB*	2,386	54,838
Glencore plc*	95,782	288,239
Mitsubishi Materials Corp.	975	26,286
Rio Tinto Ltd.	3,239	202,592
Rio Tinto plc	9,905	512,601
South32 Ltd.	43,888	77,610
Sumitomo Metal Mining Co. Ltd.	2,030	62,839
Teck Resources Ltd., Class B	4,400	71,338

		2,537,289

Gold (5.4%)
Agnico Eagle Mines Ltd.	2,062	110,505
Barrick Gold Corp.	15,601	269,899
Franco-Nevada Corp.	1,644	149,801
Kinross Gold Corp.*	10,996	50,629
Kirkland Lake Gold Ltd.	1,752	78,485
Newcrest Mining Ltd.	6,704	157,239
Newmont Goldcorp Corp. (London Stock Exchange)	4,834	183,305
Newmont Goldcorp Corp. (Toronto Stock Exchange)	2,363	89,358

		1,089,221

Precious Metals & Minerals (0.1%)
Fresnillo plc(x)	1,928	16,205

Silver (0.5%)
Wheaton Precious Metals Corp.	3,913	102,606

Steel (3.4%)
ArcelorMittal	5,794	81,503
BlueScope Steel Ltd.	4,556	36,932
Evraz plc	4,433	25,487
Fortescue Metals Group Ltd.	12,087	71,791
Hitachi Metals Ltd.	1,870	20,166
JFE Holdings, Inc.	4,288	51,555
Kobe Steel Ltd.	2,701	14,389
Maruichi Steel Tube Ltd.	492	12,982
Nippon Steel Corp.	7,047	98,120
Nucor Corp.	2,676	136,235
Steel Dynamics, Inc.	1,951	58,140
thyssenkrupp AG	3,530	48,883
voestalpine AG	1,012	23,252

		679,435

Total Metals & Mining		4,738,314

Oil, Gas & Consumable Fuels (68.3%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	3,475	32,996
Washington H Soul Pattinson & Co. Ltd.	1,044	14,819

		47,815

Integrated Oil & Gas (53.5%)
BP plc	177,501	1,125,715
Cenovus Energy, Inc.	9,171	86,044
Chevron Corp.	16,727	1,983,822
Eni SpA	22,193	339,472
Equinor ASA	8,738	166,209
Exxon Mobil Corp.	37,152	2,623,303
Galp Energia SGPS SA	4,373	65,895
Husky Energy, Inc.	3,088	21,723
Imperial Oil Ltd.	2,374	61,821
Occidental Petroleum Corp.	7,855	349,312
OMV AG	1,285	68,965
Origin Energy Ltd.	15,365	82,654
Repsol SA	12,677	198,140
Royal Dutch Shell plc, Class A	37,977	1,113,200
Royal Dutch Shell plc, Class B	32,676	962,635
Suncor Energy, Inc.	13,794	435,107
TOTAL SA	20,860	1,088,730

		10,772,747

Oil & Gas Exploration & Production (14.5%)
Aker BP ASA	942	25,202
Apache Corp.	3,301	84,506
Cabot Oil & Gas Corp.	3,716	65,290
Canadian Natural Resources Ltd.	10,516	279,797
Cimarex Energy Co.	891	42,715
Concho Resources, Inc.	1,762	119,640
ConocoPhillips	9,924	565,469
Continental Resources, Inc.*	827	25,463
Devon Energy Corp.	3,646	87,723
Diamondback Energy, Inc.	1,374	123,536
Encana Corp.	11,407	52,263
EOG Resources, Inc.	5,096	378,225
Hess Corp.	2,398	145,031
Inpex Corp.	8,930	81,855
Lundin Petroleum AB	1,633	48,986
Marathon Oil Corp.	7,181	88,111
Noble Energy, Inc.	4,199	94,310
Oil Search Ltd.	11,972	59,149
Parsley Energy, Inc., Class A	2,468	41,462
Pioneer Natural Resources Co.	1,479	186,014
PrairieSky Royalty Ltd.(x)	1,848	25,777
Santos Ltd.	15,446	80,587
Tourmaline Oil Corp.	2,269	22,453
Vermilion Energy, Inc.	1,345	22,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Woodside Petroleum Ltd.	8,167	$178,489

		2,924,459

Total Oil, Gas & Consumable Fuels		13,745,021

Paper & Forest Products (1.6%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	470	18,802

Paper Products (1.5%)
Mondi plc	4,236	81,146
Oji Holdings Corp.	7,522	35,062
Stora Enso OYJ, Class R	5,075	61,151
UPM-Kymmene OYJ	4,656	137,629

		314,988

Total Paper & Forest Products		333,790

Total Common Stocks (99.3%) (Cost $21,824,746)		19,992,330

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $2,846, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $2,903.(xx)	$2,846	2,846
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $2,362, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $2,409.(xx)	2,362	2,362
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,153, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,283.(xx)	1,153	1,153
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $9,346, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $9,533.(xx)	9,346	9,346

Total Repurchase Agreements		15,707

Total Short-Term Investments (0.1%) (Cost $15,707)		15,707

Total Investments in Securities (99.4%) (Cost $21,840,453)		20,008,037
Other Assets Less Liabilities (0.6%)		115,342

Net Assets (100%)		$20,123,379

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $82,222. This was collateralized by $69,596 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/31/19-11/15/48 and by cash of $15,707 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	12.6%
Austria	0.5
Canada	10.7
Chile	0.3
Finland	1.0
France	5.4
Germany	0.2
Israel	0.2
Italy	1.7
Japan	2.0
Luxembourg	0.4
Mexico	0.1
Netherlands	10.3
Norway	1.5
Portugal	0.3
Russia	0.1
Singapore	0.3
South Africa	1.0
Spain	1.0
Sweden	0.5
Switzerland	1.4
United Kingdom	6.0
United States	41.6
Zambia	0.3
Cash and Other	0.6

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$320,245	$54,344	$—	$374,589
Energy	8,044,319	5,700,702	—	13,745,021
Materials	2,222,616	3,650,104	—	5,872,720
Short-Term Investments
Repurchase Agreements	—	15,707	—	15,707

Total Assets	$10,587,180	$9,420,857	$—	$20,008,037

Total Liabilities	$—	$—	$—	$—

Total	$10,587,180	$9,420,857	$—	$20,008,037

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,139,109
Aggregate gross unrealized depreciation	(3,122,007)

Net unrealized depreciation	$(1,982,898)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,990,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (80.6%)
Diversified REITs (9.9%)
Activia Properties, Inc. (REIT)	13	$66,368
American Assets Trust, Inc. (REIT)	891	41,645
Artis REIT (REIT)	2,356	22,371
BMO Real Estate Investments Ltd. (REIT)	4,425	4,440
Cofinimmo SA (REIT)	470	66,186
Colony Capital, Inc. (REIT)	8,898	53,566
Cominar REIT (REIT)	3,386	33,659
Custodian Reit plc (REIT)	6,932	10,023
Daiwa House REIT Investment Corp. (REIT)	35	98,405
Dream Global REIT (REIT)(x)	3,369	42,263
Empire State Realty Trust, Inc. (REIT), Class A	2,754	39,300
Essential Properties Realty Trust, Inc. (REIT)	1,400	32,074
Gecina SA (REIT)	957	150,412
Global Net Lease, Inc. (REIT)	1,556	30,342
GPT Group (The) (REIT)	35,833	148,983
H&R REIT (REIT)(x)	5,341	93,246
Hamborner REIT AG (REIT)	1,270	13,261
Hulic Reit, Inc. (REIT)	20	36,735
Icade (REIT)	606	54,195
Kenedix Office Investment Corp. (REIT)	7	55,288
Land Securities Group plc (REIT)	13,162	138,594
Lar Espana Real Estate SOCIMI SA (REIT)	1,189	9,992
Leasinvest Real Estate SCA (REIT)	14	1,831
Lexington Realty Trust (REIT)	4,238	43,440
Liberty Property Trust (REIT)	2,901	148,908
LondonMetric Property plc (REIT)	15,021	40,152
LXI REIT plc (REIT)(m)	9,616	15,394
Merlin Properties SOCIMI SA (REIT)	6,116	85,393
Mirvac Group (REIT)	72,258	149,238
NIPPON REIT Investment Corp. (REIT)	8	33,406
Nomura Real Estate Master Fund, Inc. (REIT)	80	144,425
Premier Investment Corp. (REIT)	23	33,737
PS Business Parks, Inc. (REIT)	373	67,867
RDI REIT plc (REIT)	4,638	6,227
Schroder REIT Ltd. (REIT)	9,583	6,528
Sekisui House Reit, Inc. (REIT)	73	65,421
Standard Life Investment Property Income Trust Ltd. (REIT)	7,481	8,131
Stockland (REIT)	44,135	135,540
STORE Capital Corp. (REIT)	3,924	146,797
Suntec REIT (REIT)	37,819	51,989
Tokyu REIT, Inc. (REIT)	16	30,439
United Urban Investment Corp. (REIT)	55	105,295
VEREIT, Inc. (REIT)	19,678	192,451
Washington REIT (REIT)	1,480	40,493
WP Carey, Inc. (REIT)	3,150	281,925

		3,076,375

Health Care REITs (8.2%)
Aedifica SA (REIT)	434	50,237
Assura plc (REIT)	43,606	38,228
CareTrust REIT, Inc. (REIT)	1,761	41,392
HCP, Inc. (REIT)	9,172	326,798
Healthcare Realty Trust, Inc. (REIT)	2,365	79,228
Healthcare Trust of America, Inc. (REIT), Class A	3,790	111,350
Impact Healthcare Reit plc (REIT)(m)	3,900	5,323
LTC Properties, Inc. (REIT)	727	37,237
Medical Properties Trust, Inc. (REIT)	8,248	161,331
National Health Investors, Inc. (REIT)	776	63,935
NorthWest Healthcare Properties REIT (REIT)	1,911	16,977
Omega Healthcare Investors, Inc. (REIT)	3,985	166,533
Physicians Realty Trust (REIT)	3,435	60,971
Primary Health Properties plc (REIT)	20,697	33,744
Sabra Health Care REIT, Inc. (REIT)	3,496	80,268
Senior Housing Properties Trust (REIT)	4,386	40,592
Target Healthcare REIT plc (REIT)	7,088	9,987
Universal Health Realty Income Trust (REIT)	240	24,672
Ventas, Inc. (REIT)	6,950	507,559
Welltower, Inc. (REIT)	7,567	685,949

		2,542,311

Hotel & Resort REITs (3.2%)
Apple Hospitality REIT, Inc. (REIT)	3,906	64,761
CDL Hospitality Trusts (REIT)	14,468	17,167
Chatham Lodging Trust (REIT)	850	15,428
DiamondRock Hospitality Co. (REIT)	3,728	38,212
Hersha Hospitality Trust (REIT)	637	9,479
Host Hotels & Resorts, Inc. (REIT)	13,481	233,087
Invincible Investment Corp. (REIT)	90	55,519
Japan Hotel REIT Investment Corp. (REIT)	82	61,126
Park Hotels & Resorts, Inc. (REIT)	4,437	110,792
Pebblebrook Hotel Trust (REIT)	2,405	66,907
RLJ Lodging Trust (REIT)	3,191	54,215
Ryman Hospitality Properties, Inc. (REIT)	848	69,375
Service Properties Trust (REIT)	3,029	78,118
Summit Hotel Properties, Inc. (REIT)	1,909	22,144
Sunstone Hotel Investors, Inc. (REIT)	4,160	57,158
Xenia Hotels & Resorts, Inc. (REIT)	2,093	44,204

		997,692

Industrial REITs (9.1%)
Americold Realty Trust (REIT)	3,567	132,229
Ascendas REIT (REIT)	46,741	105,511
Dream Industrial REIT (REIT)(x)	2,030	20,272
Duke Realty Corp. (REIT)	6,701	227,633
EastGroup Properties, Inc. (REIT)	689	86,139
First Industrial Realty Trust, Inc. (REIT)	2,336	92,412
Frasers Logistics & Industrial Trust (REIT)(m)	30,577	27,432
GLP J-Reit (REIT)	66	87,532
Granite REIT (REIT)	927	44,886
Hansteen Holdings plc (REIT)	7,664	8,707
Industrial & Infrastructure Fund Investment Corp. (REIT)	30	43,061
Industrial Logistics Properties Trust (REIT)	1,200	25,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Innovative Industrial Properties, Inc. (REIT)(x)	200	$18,474
Japan Logistics Fund, Inc. (REIT)	16	39,569
LaSalle Logiport REIT (REIT)	22	31,497
Mapletree Industrial Trust (REIT)	26,021	45,748
Mapletree Logistics Trust (REIT)	44,839	52,555
Mitsui Fudosan Logistics Park, Inc. (REIT)	7	29,165
Monmouth Real Estate Investment Corp. (REIT)	1,712	24,670
Montea C.V.A (REIT)	224	18,970
Nippon Prologis REIT, Inc. (REIT)	37	101,325
Prologis, Inc. (REIT)	11,723	999,034
Rexford Industrial Realty, Inc. (REIT)	2,030	89,361
Segro plc (REIT)	20,148	200,859
STAG Industrial, Inc. (REIT)	2,365	69,720
Summit Industrial Income REIT (REIT)(x)	1,920	19,028
Terreno Realty Corp. (REIT)	1,196	61,104
Tritax Big Box REIT plc (REIT)	31,533	58,002
Warehouses De Pauw CVA (CVA) (REIT)	353	64,792

		2,825,187

Office REITs (12.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,083	320,865
Allied Properties REIT (REIT)	2,175	87,946
alstria office REIT-AG (REIT)	2,910	49,923
Befimmo SA (REIT)	365	22,438
Boston Properties, Inc. (REIT)	2,885	374,069
Brandywine Realty Trust (REIT)	3,242	49,116
CapitaLand Commercial Trust (REIT)	46,410	69,507
Champion REIT (REIT)	36,233	23,438
Columbia Property Trust, Inc. (REIT)	2,161	45,705
Corporate Office Properties Trust (REIT)	2,086	62,121
Cousins Properties, Inc. (REIT)	2,709	101,831
Covivio (REIT)	836	88,477
Cromwell Property Group (REIT)(x)	44,138	37,835
Daiwa Office Investment Corp. (REIT)	5	38,798
Derwent London plc (REIT)	1,864	77,236
Dexus (REIT)	20,215	162,774
Douglas Emmett, Inc. (REIT)	3,089	132,302
Dream Office REIT (REIT)	882	19,712
Easterly Government Properties, Inc. (REIT)	1,455	30,992
Equity Commonwealth (REIT)	2,244	76,857
Franklin Street Properties Corp. (REIT)	1,915	16,201
Global One Real Estate Investment Corp. (REIT)	17	22,971
Great Portland Estates plc (REIT)	4,855	44,771
Green REIT plc (REIT)	12,848	26,691
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	16,639
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	2,543	4,075
Highwoods Properties, Inc. (REIT) .	1,897	85,251
Hudson Pacific Properties, Inc. (REIT)	2,827	94,591
Inmobiliaria Colonial SOCIMI SA (REIT)	5,987	72,238
Intervest Offices & Warehouses NV (REIT)	362	10,397
Invesco Office J-Reit, Inc. (REIT)	160	31,800
Japan Excellent, Inc. (REIT)	22	35,892
Japan Prime Realty Investment Corp. (REIT)	16	75,912
Japan Real Estate Investment Corp. (REIT)(x)	24	160,925
JBG SMITH Properties (REIT)	2,273	89,124
Keppel REIT (REIT)	36,462	33,240
Kilroy Realty Corp. (REIT)	1,843	143,551
Mack-Cali Realty Corp. (REIT)	1,596	34,569
MCUBS MidCity Investment Corp. (REIT)	28	30,739
Mori Hills REIT Investment Corp. (REIT)	28	44,438
Mori Trust Sogo Reit, Inc. (REIT)	18	32,263
Nippon Building Fund, Inc. (REIT)	24	184,231
NSI NV (REIT)	283	12,230
Office Properties Income Trust (REIT)(x)	884	27,086
Orix JREIT, Inc. (REIT)	48	104,768
Paramount Group, Inc. (REIT)	3,747	50,022
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,316	48,358
Regional REIT Ltd. (REIT)(m)	6,770	8,574
SL Green Realty Corp. (REIT)	1,535	125,486
Vornado Realty Trust (REIT)	3,223	205,208
Workspace Group plc (REIT)	2,482	29,373

		3,773,556

Residential REITs (12.9%)
Advance Residence Investment Corp. (REIT)	23	75,514
American Campus Communities, Inc. (REIT)	2,549	122,556
American Homes 4 Rent LP (REIT), Class A	4,787	123,935
Apartment Investment & Management Co. (REIT), Class A	2,754	143,594
AvalonBay Communities, Inc. (REIT)	2,596	558,997
Boardwalk REIT (REIT)	707	23,699
Camden Property Trust (REIT)	1,745	193,712
Canadian Apartment Properties REIT (REIT)	2,977	122,397
Civitas Social Housing plc (REIT)(m)	11,477	12,221
Comforia Residential REIT, Inc. (REIT)	11	35,302
Empiric Student Property plc (REIT)	10,833	12,427
Equity LifeStyle Properties, Inc. (REIT)	1,615	215,764
Equity Residential (REIT)	6,825	588,724
Essex Property Trust, Inc. (REIT)	1,220	398,513
GCP Student Living plc (REIT)	7,575	15,927
Independence Realty Trust, Inc. (REIT)	1,662	23,783
InterRent REIT (REIT)	2,119	26,167
Investors Real Estate Trust (REIT)	214	15,979
Invitation Homes, Inc. (REIT)	8,887	263,144
Irish Residential Properties REIT plc (REIT)	8,085	15,139
Japan Rental Housing Investments, Inc. (REIT)(x)	27	24,846
Kenedix Residential Next Investment Corp. (REIT)	16	31,549
Killam Apartment REIT (REIT)	1,572	23,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment
Communities, Inc. (REIT)	2,120	$275,621
Nippon Accommodations Fund, Inc. (REIT)	9	56,019
Northview Apartment REIT (REIT)	891	19,382
Sun Communities, Inc. (REIT)	1,656	245,833
Triple Point Social Housing REIT plc (REIT)(m)	5,876	6,777
UDR, Inc. (REIT)	5,406	262,083
UNITE Group plc (The) (REIT)	5,321	71,443
Xior Student Housing NV (REIT)(m)	207	11,225

		4,016,039

Retail REITs (17.1%)
Acadia Realty Trust (REIT)	1,540	44,013
AEON REIT Investment Corp. (REIT)	27	37,182
Agree Realty Corp. (REIT)	758	55,448
Alexander’s, Inc. (REIT)	39	13,588
American Finance Trust, Inc. (REIT)	1,980	27,641
Ascencio (REIT)	97	5,984
British Land Co. plc (The) (REIT)	17,179	123,524
Brixmor Property Group, Inc. (REIT)	5,530	112,204
Brookfield Property REIT, Inc. (REIT), Class A	1,367	27,873
BWP Trust (REIT)	8,999	23,992
CapitaLand Mall Trust (REIT)	44,313	84,320
Charter Hall Retail REIT (REIT)	6,783	19,457
Choice Properties REIT (REIT)(x)	4,764	51,924
Crombie REIT (REIT)	1,648	19,654
Eurocommercial Properties NV (CVA) (REIT)	852	23,736
Federal Realty Investment Trust (REIT)	1,394	189,779
Fortune REIT (REIT)	24,622	28,179
Frasers Centrepoint Trust (REIT)	13,050	25,870
Frontier Real Estate Investment Corp. (REIT)	8	34,072
Fukuoka REIT Corp. (REIT)	13	22,086
Getty Realty Corp. (REIT)	614	19,685
Hammerson plc (REIT)	14,158	49,369
Immobiliare Grande Distribuzione SIIQ SpA (REIT)(x)	921	5,642
Intu Properties plc (REIT)(x)	16,360	8,919
Japan Retail Fund Investment Corp. (REIT)	48	101,482
Kenedix Retail REIT Corp. (REIT)	9	22,541
Kimco Realty Corp. (REIT)	7,520	157,018
Kite Realty Group Trust (REIT)	1,531	24,726
Kiwi Property Group Ltd. (REIT)	26,530	27,744
Klepierre SA (REIT)	3,509	119,176
Link REIT (REIT)	38,952	429,641
Macerich Co. (The) (REIT)(x)	2,625	82,924
Mapletree Commercial Trust (REIT)	35,302	58,490
Mercialys SA (REIT)	1,111	14,773
National Retail Properties, Inc. (REIT)	3,018	170,215
NewRiver REIT plc (REIT)	5,543	13,249
Realty Income Corp. (REIT)	5,941	455,556
Regency Centers Corp. (REIT)	3,106	215,836
Retail Estates NV (REIT)	162	15,132
Retail Opportunity Investments Corp. (REIT)	2,086	38,028
Retail Properties of America,
Inc. (REIT), Class A	3,967	48,873
Retail Value, Inc. (REIT)	277	10,260
RioCan REIT (REIT)	5,711	113,716
RPT Realty (REIT)	1,447	19,607
Saul Centers, Inc. (REIT)	221	12,047
Scentre Group (REIT)	94,455	250,547
Seritage Growth Properties (REIT), Class A(x)	622	26,429
Shaftesbury plc (REIT)	4,128	46,112
Shopping Centres Australasia Property Group (REIT)	17,125	30,168
Simon Property Group, Inc. (REIT)	5,740	893,431
SITE Centers Corp. (REIT)	2,598	39,256
SmartCentres REIT (REIT)	2,347	57,574
Spirit Realty Capital, Inc. (REIT)	1,674	80,118
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,693	26,208
Taubman Centers, Inc. (REIT)	1,087	44,382
Unibail-Rodamco-Westfield (REIT)	2,516	366,784
Urban Edge Properties (REIT)	2,131	42,172
Urstadt Biddle Properties,
Inc. (REIT), Class A	544	12,893
Vastned Retail NV (REIT)	293	8,750
Vicinity Centres (REIT)	57,845	100,339
Washington Prime Group, Inc. (REIT)(x)	3,455	14,304
Weingarten Realty Investors (REIT)	2,252	65,601
Wereldhave Belgium Comm VA (REIT)	41	3,584
Wereldhave NV (REIT)	712	15,831

		5,329,658

Specialized REITs (8.1%)
Big Yellow Group plc (REIT)	2,834	36,205
CubeSmart LP (REIT)	3,577	124,837
CyrusOne, Inc. (REIT)	2,084	164,845
Digital Realty Trust, Inc. (REIT)	3,880	503,663
EPR Properties (REIT)	1,440	110,678
Extra Space Storage, Inc. (REIT)	2,312	270,088
Four Corners Property Trust, Inc. (REIT)	1,270	35,916
Gaming and Leisure Properties, Inc. (REIT)	3,772	144,241
Keppel DC REIT (REIT)	18,550	25,634
Life Storage, Inc. (REIT)	864	91,074
National Storage Affiliates Trust (REIT)	1,101	36,740
Public Storage (REIT)	2,762	677,436
QTS Realty Trust, Inc. (REIT), Class A	1,015	52,181
Safestore Holdings plc (REIT)	3,800	31,234
VICI Properties, Inc. (REIT)	8,603	194,858

		2,499,630

Total Equity Real Estate Investment Trusts (REITs)		25,060,448

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	3,951	43,898

Total Health Care Providers & Services		43,898

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,387	27,644

Total Hotels, Restaurants & Leisure		27,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (17.3%)
Diversified Real Estate Activities (6.9%)
Allreal Holding AG (Registered)*	265	$50,926
CapitaLand Ltd.	46,150	117,867
City Developments Ltd.	8,674	61,628
Hang Lung Properties Ltd.	37,431	85,008
Hembla AB*	646	14,142
Mitsubishi Estate Co. Ltd.(x)	21,832	420,790
Mitsui Fudosan Co. Ltd.	17,364	430,226
Mobimo Holding AG (Registered)*	122	34,471
New World Development Co. Ltd.	105,816	137,439
Nomura Real Estate Holdings, Inc.	2,121	45,784
Sumitomo Realty & Development Co. Ltd.	7,296	277,535
Sun Hung Kai Properties Ltd.	26,292	378,394
Tokyo Tatemono Co. Ltd.	3,660	51,384
UOL Group Ltd.	9,093	49,341

		2,154,935

Real Estate Development (1.4%)
CK Asset Holdings Ltd.	49,714	336,810
Helical plc	1,834	8,772
Sino Land Co. Ltd.	59,096	88,821

		434,403

Real Estate Operating Companies (9.0%)
ADO Properties SA(m)	550	22,660
Aeon Mall Co. Ltd.	2,188	34,502
Aroundtown SA	16,391	134,062
Atrium Ljungberg AB, Class B	850	18,780
Azrieli Group Ltd.	691	54,266
CA Immobilien Anlagen AG	1,275	45,234
Capital & Counties Properties plc	13,555	39,200
Carmila SA (REIT)	530	9,254
Castellum AB	5,004	107,155
Catena AB	386	12,665
Citycon OYJ	1,421	14,907
Deutsche EuroShop AG	965	27,221
Deutsche Wohnen SE	6,591	240,587
Dios Fastigheter AB	1,540	13,438
Entra ASA(m)	2,637	41,333
Fabege AB	4,896	80,671
Fastighets AB Balder, Class B*	1,802	68,243
First Capital Realty, Inc. (REIT)	2,485	41,396
Grainger plc	11,116	33,623
Grand City Properties SA	2,051	46,140
Hemfosa Fastigheter AB	2,935	29,726
Hiag Immobilien Holding AG	52	5,888
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,418
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,208	119,189
Hufvudstaden AB, Class A	2,039	36,911
Hulic Co. Ltd.	6,656	68,022
Hysan Development Co. Ltd.	11,353	45,773
Kennedy-Wilson Holdings, Inc.	2,269	49,736
Klovern AB, Class B	9,298	17,351
Kojamo OYJ	1,609	26,341
Kungsleden AB	3,456	31,386
LEG Immobilien AG	1,165	133,328
Nyfosa AB*	2,935	19,976
Phoenix Spree Deutschland Ltd.	1,572	5,886
PSP Swiss Property AG (Registered)	711	90,260
Sagax AB, Class D	1,811	6,936
Sirius Real Estate Ltd.	17,353	16,173
Swire Properties Ltd.	19,476	61,129
Swiss Prime Site AG (Registered)*	1,389	135,901
TAG Immobilien AG*	2,306	52,631
TLG Immobilien AG	1,724	46,883
Vonovia SE	10,054	510,112
Wallenstam AB, Class B	3,009	34,112
Wharf Real Estate Investment Co. Ltd.	22,452	122,606
Wihlborgs Fastigheter AB	2,426	39,431

		2,792,442

Total Real Estate Management & Development		5,381,780

Total Common Stocks (98.1%) (Cost $25,558,216)		30,513,770

CLOSED END FUNDS:
BMO Commercial Property Trust	9,704	13,912
Picton Property Income Ltd. (The) (REIT)	10,103	10,907
UK Commercial Property REIT Ltd. (REIT)	12,063	12,459

Total Closed End Funds (0.1%) (Cost $41,051)		37,278

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
iShares International Developed Real Estate ETF	4,944	146,688
iShares U.S. Real Estate ETF	1,564	146,297

Total Exchange Traded Funds (1.0%) (Cost $287,892)		292,985

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $97,916, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $99,867.(xx)	$97,909	97,909
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $81,271, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $82,891.(xx)	81,265	81,265
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $39,678, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $44,159.(xx)	39,676	39,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $229,515, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $234,090.(xx)	$229,500	$229,500

Total Repurchase Agreements		448,350

Total Short-Term Investments (1.4%) (Cost $448,350)		448,350

Total Investments in Securities (100.6%) (Cost $26,335,509)		31,292,383
Other Assets Less Liabilities (-0.6%)		(180,862)

Net Assets (100%)		$31,111,521

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $150,939 or 0.5% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $892,829. This was collateralized by $496,642 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 8/15/48 and by cash of $448,350 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.4%
Austria	0.1
Belgium	0.9
Canada	3.0
Finland	0.1
France	2.6
Germany	4.2
Guernsey	0.1
Hong Kong	6.0
Ireland	0.2
Israel	0.2
Italy	0.0 #
Japan	11.7
Netherlands	0.2
New Zealand	0.1
Norway	0.1
Singapore	2.7
Spain	0.5
Sweden	1.8
Switzerland	1.0
United Kingdom	4.1
United States	57.6
Cash and Other	(0.6)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$37,278	$—	$37,278
Common Stocks
Consumer Discretionary	$—	$27,644	$—	$27,644
Health Care	43,898	—	—	43,898
Real Estate	18,070,184	12,372,044	—	30,442,228
Exchange Traded Funds	292,985	—	—	292,985
Short-Term Investments
Repurchase Agreements	—	448,350	—	448,350

Total Assets	$18,407,067	$12,885,316	$—	$31,292,383

Total Liabilities	$—	$—	$—	$—

Total	$18,407,067	$12,885,316	$—	$31,292,383

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,122,061
Aggregate gross unrealized depreciation	(1,687,928)

Net unrealized appreciation	$5,434,133

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,858,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.7%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,616	$94,326
Bandwidth, Inc., Class A*	394	25,653
Cincinnati Bell, Inc.*	6,933	35,150
Consolidated Communications Holdings, Inc.	10,364	49,333
Frontier Communications Corp.(x)*	15,253	13,224
IDT Corp., Class B*	627	6,602
Intelsat SA(x)*	9,781	223,007
Iridium Communications, Inc.*	14,268	303,623
ORBCOMM, Inc.*	2,071	9,858
Pareteum Corp.(x)*	8,524	10,996
Vonage Holdings Corp.*	10,682	120,707

		892,479

Entertainment (4.3%)
AMC Entertainment Holdings, Inc., Class A(x)	7,531	80,582
Eros International plc*	9,226	17,622
Gaia, Inc.(x)*	1,464	9,567
Lions Gate Entertainment Corp., Class B*	57,600	503,424
Live Nation Entertainment, Inc.*	168,000	11,145,120
Marcus Corp. (The)	3,279	121,356
Reading International, Inc., Class A*	2,563	30,653
Rosetta Stone, Inc.*	2,535	44,109

		11,952,433

Interactive Media & Services (0.3%)
Care.com, Inc.*	277	2,895
Cars.com, Inc.*	8,484	76,186
COOKPAD, Inc.*	254,000	709,438
DHI Group, Inc.*	7,328	28,213
Meet Group, Inc. (The)*	3,870	12,674
TrueCar, Inc.*	2,104	7,154

		836,560

Media (0.8%)
Boston Omaha Corp., Class A(x)*	425	8,428
cbdMD, Inc.(x)*	1,342	5,314
Clear Channel Outdoor Holdings, Inc.*	5,716	14,404
comScore, Inc.*	7,039	13,445
Cumulus Media, Inc., Class A*	2,036	29,603
Daily Journal Corp.(x)*	163	40,352
Emerald Expositions Events, Inc.	3,656	35,573
Entercom Communications Corp., Class A	17,921	59,856
Entravision Communications Corp., Class A	7,336	23,329
EW Scripps Co. (The), Class A	7,990	106,107
Fluent, Inc.*	496	1,357
Gannett Co., Inc.	15,493	166,395
Gray Television, Inc.*	7,902	128,961
Hemisphere Media Group, Inc.*	229	2,798
Lee Enterprises, Inc.*	7,632	15,569
Liberty Latin America Ltd., Class A*	6,591	112,508
Liberty Latin America Ltd., Class C*	16,432	280,905
Marchex, Inc., Class B*	5,169	16,231
MSG Networks, Inc., Class A(x)*	8,536	138,454
National CineMedia, Inc.	8,051	66,018
New Media Investment Group, Inc.(x)	8,707	76,709
Saga Communications, Inc., Class A	592	17,612
Scholastic Corp.	4,157	156,968
TEGNA, Inc.	31,313	486,291
Tribune Publishing Co.	2,519	21,613
WideOpenWest, Inc.*	3,593	22,133

		2,046,933

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	2,658	31,736

Total Communication Services		15,760,141

Consumer Discretionary (6.1%)
Auto Components (0.9%)
Adient plc	12,614	289,617
American Axle & Manufacturing Holdings, Inc.*	16,335	134,274
Cooper Tire & Rubber Co.	7,330	191,460
Cooper-Standard Holdings, Inc.*	2,390	97,703
Dana, Inc.	20,749	299,615
Dorman Products, Inc.*	8,000	636,320
Modine Manufacturing Co.*	7,211	81,989
Motorcar Parts of America, Inc.*	2,731	46,154
Standard Motor Products, Inc.	2,429	117,928
Stoneridge, Inc.*	3,324	102,944
Tenneco, Inc., Class A	7,323	91,684
Visteon Corp.(x)*	4,016	331,481

		2,421,169

Automobiles (0.0%)
Winnebago Industries, Inc.	1,331	51,044

Distributors (0.0%)
Weyco Group, Inc.	905	20,462

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	8,109	308,872
American Public Education, Inc.*	2,353	52,566
Carriage Services, Inc.	2,463	50,344
Collectors Universe, Inc.	79	2,250
Houghton Mifflin Harcourt Co.*	15,256	81,314
K12, Inc.*	5,186	136,910
Laureate Education, Inc., Class A*	15,031	249,139
OneSpaWorld Holdings Ltd.(x)*	6,649	103,259
Regis Corp.*	3,921	79,283
Select Interior Concepts, Inc., Class A*	2,168	28,119
WW International, Inc.*	6,817	257,819

		1,349,875

Hotels, Restaurants & Leisure (0.9%)
BBX Capital Corp.	9,406	43,926
Biglari Holdings, Inc., Class B*	26	2,834
Boyd Gaming Corp.	1,089	26,082
Brinker International, Inc.	1,326	56,580
Carrols Restaurant Group, Inc.*	4,732	39,228
Century Casinos, Inc.*	4,018	31,059
Chuy’s Holdings, Inc.*	1,817	44,989
Del Taco Restaurants, Inc.*	4,131	42,240
Denny’s Corp.*	2,189	49,833
Dine Brands Global, Inc.	934	70,853
Drive Shack, Inc.*	865	3,728
El Pollo Loco Holdings, Inc.*	2,833	31,050
Empire Resorts, Inc.(x)*	307	2,956
Fiesta Restaurant Group, Inc.*	3,366	35,074
Golden Entertainment, Inc.*	1,293	17,184
Habit Restaurants, Inc. (The), Class A*	2,030	17,742
Inspired Entertainment, Inc.*	193	1,388
International Speedway Corp., Class A	3,417	153,799
J Alexander’s Holdings, Inc.*	2,004	23,487
Jack in the Box, Inc.	3,136	285,752
Kura Sushi USA, Inc., Class A*	206	4,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marriott Vacations Worldwide Corp.	5,086	$526,960
Monarch Casino & Resort, Inc.*	339	14,133
Nathan’s Famous, Inc.	245	17,603
Papa John’s International, Inc.(x)	348	18,218
Penn National Gaming, Inc.*	14,028	261,272
Potbelly Corp.*	3,018	13,158
RCI Hospitality Holdings, Inc.	1,286	26,594
Red Lion Hotels Corp.*	3,439	22,285
Red Robin Gourmet Burgers, Inc.*	1,893	62,961
Wendy’s Co. (The)	28,000	559,440
Wingstop, Inc.	326	28,453

		2,534,903

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	1,487	22,751
Beazer Homes USA, Inc.*	4,256	63,414
Century Communities, Inc.*	2,210	67,692
Ethan Allen Interiors, Inc.	3,522	67,270
Flexsteel Industries, Inc.	1,086	16,094
GoPro, Inc., Class A(x)*	1,357	7,036
Green Brick Partners, Inc.*	3,498	37,429
Hooker Furniture Corp.	1,549	33,211
KB Home	9,872	335,648
La-Z-Boy, Inc.	3,791	127,340
Legacy Housing Corp.*	437	7,079
Lifetime Brands, Inc.	1,646	14,567
M.D.C. Holdings, Inc.	7,138	307,648
M/I Homes, Inc.*	3,858	145,254
Meritage Homes Corp.*	5,218	367,086
Purple Innovation, Inc.(x)*	407	3,065
Taylor Morrison Home Corp., Class A*	12,986	336,857
TRI Pointe Group, Inc.*	95,173	1,431,402
Tupperware Brands Corp.	7,142	113,344
Universal Electronics, Inc.*	186	9,467
William Lyon Homes, Class A*	4,642	94,511
ZAGG, Inc.*	3,817	23,933

		3,632,098

Internet & Direct Marketing Retail (0.2%)
Lands’ End, Inc.*	1,589	18,027
Leaf Group Ltd.*	632	2,654
Liquidity Services, Inc.*	4,039	29,889
Overstock.com, Inc.*	3,271	34,640
PetMed Express, Inc.(x)	2,049	36,923
Quotient Technology, Inc.*	9,565	74,798
RealReal, Inc. (The)(x)*	1,783	39,868
Rubicon Project, Inc. (The)*	2,213	19,275
Stamps.com, Inc.*	2,395	178,308
Stitch Fix, Inc., Class A(x)*	680	13,090
Waitr Holdings, Inc.(x)*	6,072	7,803

		455,275

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,145	135,828
American Outdoor Brands Corp.*	7,837	45,846
Callaway Golf Co.	13,365	259,415
Clarus Corp.	1,360	15,946
Escalade, Inc.	1,479	16,106
Johnson Outdoors, Inc., Class A	279	16,338
Sturm Ruger & Co., Inc.(x)	223	9,313
Vista Outdoor, Inc.*	8,511	52,683

		551,475

Multiline Retail (0.1%)
Big Lots, Inc.	5,510	134,995
Dillard’s, Inc., Class A(x)	1,462	96,653
JC Penney Co., Inc.(x)*	46,527	41,358

		273,006

Specialty Retail (1.4%)
Aaron’s, Inc.	1,124	72,228
Abercrombie & Fitch Co., Class A	9,428	147,077
American Eagle Outfitters, Inc.	2,364	38,344
Ascena Retail Group, Inc.(x)*	23,789	6,283
At Home Group, Inc.(x)*	6,409	61,655
Barnes & Noble Education, Inc.*	5,504	17,172
Bed Bath & Beyond, Inc.(x)	17,457	185,742
Buckle, Inc. (The)(x)	4,244	87,426
Caleres, Inc.	5,929	138,798
Cato Corp. (The), Class A	3,222	56,739
Chico’s FAS, Inc.	16,988	68,462
Citi Trends, Inc.	1,715	31,384
Conn’s, Inc.*	2,869	71,323
Container Store Group, Inc. (The)*	2,314	10,228
Designer Brands, Inc., Class A	6,176	105,733
Express, Inc.*	9,461	32,546
GameStop Corp., Class A(x)	12,651	69,834
Genesco, Inc.*	2,209	88,404
GNC Holdings, Inc., Class A(x)*	12,616	26,998
Group 1 Automotive, Inc.	2,574	237,606
Guess?, Inc.(x)	7,182	133,082
Haverty Furniture Cos., Inc.	2,657	53,857
Hibbett Sports, Inc.*	2,482	56,838
Hudson Ltd., Class A*	5,465	67,056
J. Jill, Inc.(x)	2,464	4,682
Lithia Motors, Inc., Class A	1,247	165,078
Lumber Liquidators Holdings, Inc.(x)*	3,327	32,837
MarineMax, Inc.*	3,025	46,827
Michaels Cos., Inc. (The)(x)*	12,525	122,620
Murphy USA, Inc.*	3,604	307,421
Office Depot, Inc.	79,273	139,124
Party City Holdco, Inc.(x)*	7,941	45,343
RH(x)*	1,708	291,778
RTW RetailWinds, Inc.*	4,315	5,912
Sally Beauty Holdings, Inc.*	17,584	261,826
Shoe Carnival, Inc.(x)	1,395	45,212
Signet Jewelers Ltd.	7,563	126,756
Sleep Number Corp.*	344	14,214
Sonic Automotive, Inc., Class A	3,550	111,506
Sportsman’s Warehouse Holdings, Inc.*	6,068	31,432
Tailored Brands, Inc.(x)	857	3,771
Tile Shop Holdings, Inc.	5,591	17,835
Tilly’s, Inc., Class A	3,132	29,566
Winmark Corp.	218	38,453
Zumiez, Inc.*	2,930	92,808

		3,799,816

Textiles, Apparel & Luxury Goods (0.6%)
Culp, Inc.	1,572	25,624
Delta Apparel, Inc.*	859	20,401
Fossil Group, Inc.(x)*	6,874	85,994
G-III Apparel Group Ltd.*	6,599	170,056
Kontoor Brands, Inc.	4,914	172,481
Movado Group, Inc.	31,300	778,118
Oxford Industries, Inc.	1,496	107,263
Rocky Brands, Inc.	1,012	33,629
Superior Group of Cos., Inc.	1,145	18,457
Unifi, Inc.*	2,115	46,361
Vera Bradley, Inc.*	2,972	30,017
Vince Holding Corp.(x)*	433	8,223
Wolverine World Wide, Inc.	6,076	171,708

		1,668,332

Total Consumer Discretionary		16,757,455

Consumer Staples (4.4%)
Beverages (0.6%)
Craft Brew Alliance, Inc.*	1,561	12,785
Crimson Wine Group Ltd.*	218,000	1,645,900

		1,658,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	4,589	$102,931
BJ’s Wholesale Club Holdings, Inc.*	10,531	272,437
Ingles Markets, Inc., Class A	2,099	81,567
Natural Grocers by Vitamin Cottage, Inc.*	1,292	12,907
PriceSmart, Inc.	2,998	213,158
Rite Aid Corp.(x)*	7,971	55,398
SpartanNash Co.	5,202	61,540
United Natural Foods, Inc.*	7,402	85,271
Village Super Market, Inc., Class A	1,235	32,666
Weis Markets, Inc.	1,398	53,320

		971,195

Food Products (0.9%)
Alico, Inc.	22,958	781,031
B&G Foods, Inc.(x)	8,520	161,113
Cal-Maine Foods, Inc.	4,587	183,274
Darling Ingredients, Inc.*	23,500	449,555
Dean Foods Co.(x)	11,909	13,815
Farmer Brothers Co.*	1,557	20,163
Fresh Del Monte Produce, Inc.	4,544	154,996
Hostess Brands, Inc.*	17,006	237,829
Lancaster Colony Corp.	755	104,681
Landec Corp.*	3,595	39,078
Limoneira Co.	1,604	29,449
Sanderson Farms, Inc.	471	71,276
Seneca Foods Corp., Class A*	979	30,525
Simply Good Foods Co. (The)*	10,343	299,844
Tootsie Roll Industries, Inc.(x)	281	10,436

		2,587,065

Household Products (0.1%)
Central Garden & Pet Co.*	1,501	43,874
Central Garden & Pet Co., Class A*	6,044	167,570
Oil-Dri Corp. of America	728	24,796

		236,240

Personal Products (2.3%)
Edgewell Personal Care Co.*	7,725	250,985
elf Beauty, Inc.*	3,205	56,119
Inter Parfums, Inc.	86,000	6,017,420
Nature’s Sunshine Products, Inc.*	1,251	10,371
Revlon, Inc., Class A(x)*	187	4,393

		6,339,288

Tobacco (0.1%)
Pyxus International, Inc.(x)*	1,255	16,415
Universal Corp.	3,578	196,110
Vector Group Ltd.(x)	1,049	12,493

		225,018

Total Consumer Staples		12,017,491

Energy (21.7%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	18,809	187,526
C&J Energy Services, Inc.*	9,585	102,847
Covia Holdings Corp.(x)*	5,988	12,096
Diamond Offshore Drilling, Inc.(x)*	9,439	52,481
Dril-Quip, Inc.*	5,144	258,126
Era Group, Inc.*	3,018	31,870
Exterran Corp.*	4,101	53,559
Forum Energy Technologies, Inc.*	12,329	19,110
Frank’s International NV*	15,536	73,796
FTS International, Inc.(x)*	2,591	5,804
Geospace Technologies Corp.*	1,960	30,125
Helix Energy Solutions Group, Inc.*	20,686	166,729
Independence Contract Drilling, Inc.*	6,778	8,134
Keane Group, Inc.(x)*	7,639	46,292
KLX Energy Services Holdings, Inc.*	3,032	26,212
Liberty Oilfield Services, Inc., Class A	5,044	54,626
Mammoth Energy Services, Inc.	1,883	4,670
Matrix Service Co.*	3,875	66,417
McDermott International, Inc.*	26,467	53,463
Nabors Industries Ltd.	51,468	96,245
National Energy Services Reunited Corp.*	3,379	22,572
Natural Gas Services Group, Inc.*	1,851	23,711
NCS Multistage Holdings, Inc.*	1,486	2,972
Newpark Resources, Inc.*	13,019	99,205
Nine Energy Service, Inc.*	2,315	14,283
Noble Corp. plc*	36,010	45,733
Oceaneering International, Inc.*	14,453	195,838
Oil States International, Inc.*	8,765	116,574
Pacific Drilling SA*	4,282	16,743
Parker Drilling Co.(x)*	1,316	24,899
ProPetro Holding Corp.*	5,054	45,941
RigNet, Inc.*	251	1,945
RPC, Inc.(x)	8,588	48,179
SEACOR Holdings, Inc.*	2,527	118,946
SEACOR Marine Holdings, Inc.*	2,747	34,530
Seadrill Ltd.(x)*	8,402	17,644
Select Energy Services, Inc., Class A*	8,675	75,125
Smart Sand, Inc.(x)*	3,340	9,452
Subsea 7 SA (ADR)	200,000	2,066,000
TETRA Technologies, Inc.*	17,265	34,703
Tidewater, Inc.*	5,487	82,909
US Silica Holdings, Inc.(x)	10,703	102,321
US Well Services, Inc.(x)*	562	1,231

		4,551,584

Oil, Gas & Consumable Fuels (20.0%)
Abraxas Petroleum Corp.*	23,089	11,718
Amplify Energy Corp.	1,735	10,705
Arch Coal, Inc., Class A(x)	2,308	171,254
Ardmore Shipping Corp.*	3,935	26,325
Berry Petroleum Corp.	9,253	86,608
Bonanza Creek Energy, Inc.*	2,721	60,923
Brigham Minerals, Inc., Class A(x)	671	13,353
California Resources Corp.(x)*	7,066	72,073
Callon Petroleum Co.(x)*	33,451	145,177
Carrizo Oil & Gas, Inc.*	12,970	111,347
Chaparral Energy, Inc., Class A(x)*	4,462	5,979
Clean Energy Fuels Corp.*	19,633	40,542
CNX Resources Corp.*	26,617	193,239
Comstock Resources, Inc.(x)*	2,169	16,896
CONSOL Energy, Inc.*	4,024	62,895
Contura Energy, Inc.*	2,770	77,449
CVR Energy, Inc.	2,534	111,572
Delek US Holdings, Inc.	10,798	391,967
Denbury Resources, Inc.(x)*	67,557	80,393
DHT Holdings, Inc.	12,807	78,763
Diamond S Shipping, Inc.*	3,135	34,548
Dorian LPG Ltd.*	3,218	33,338
Earthstone Energy, Inc., Class A*	2,940	9,555
Energy Fuels, Inc.(x)*	13,129	25,339
Evolution Petroleum Corp.	523	3,054
Extraction Oil & Gas, Inc.(x)*	11,843	34,818
Falcon Minerals Corp.(x)	4,596	26,427
GasLog Ltd.	2,014	25,880
Golar LNG Ltd.	12,749	165,610
Goodrich Petroleum Corp.*	406	4,316
Green Plains, Inc.	5,158	54,649
Gulfport Energy Corp.*	23,192	62,850
Hallador Energy Co.	2,871	10,393
HighPoint Resources Corp.*	16,861	26,809
International Seaways, Inc.*	3,688	71,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Isramco, Inc.*	10	$1,227
Jagged Peak Energy, Inc.(x)*	3,473	25,214
Laredo Petroleum, Inc.*	26,047	62,773
Magnolia Oil & Gas Corp., Class A(x)*	14,740	163,614
Matador Resources Co.*	14,109	233,222
Montage Resources Corp.(x)*	3,087	11,669
NACCO Industries, Inc., Class A	526	33,617
Navigator Holdings Ltd.*	10,000	106,800
Nordic American Tankers Ltd.(x)	20,693	44,697
Northern Oil and Gas, Inc.(x)*	41,115	80,585
Oasis Petroleum, Inc.*	46,665	161,461
Overseas Shipholding Group, Inc., Class A*	9,532	16,681
Panhandle Oil and Gas, Inc., Class A	2,142	29,945
Par Pacific Holdings, Inc.*	5,047	115,374
PDC Energy, Inc.*	8,972	248,973
Peabody Energy Corp.	9,724	143,137
Penn Virginia Corp.*	1,953	56,774
Permian Basin Royalty Trust	190,000	986,100
PrimeEnergy Resources Corp.(x)*	21	2,415
QEP Resources, Inc.	34,924	129,219
Renewable Energy Group, Inc.(x)*	5,405	81,102
REX American Resources Corp.*	818	62,438
Ring Energy, Inc.(x)*	5,012	8,220
Roan Resources, Inc.(x)*	5,098	6,271
SandRidge Energy, Inc.*	4,567	21,465
Scorpio Tankers, Inc.	6,331	188,411
SemGroup Corp., Class A	11,520	188,237
Ship Finance International Ltd.	11,842	166,262
SilverBow Resources, Inc.*	1,085	10,514
SM Energy Co.	16,382	158,742
Southwestern Energy Co.*	79,328	153,103
SRC Energy, Inc.*	35,358	164,768
Talos Energy, Inc.*	2,916	59,282
Teekay Corp.	9,932	39,728
Teekay Tankers Ltd., Class A*	27,573	35,845
Texas Pacific Land Trust	74,270	48,243,564
Unit Corp.*	7,627	25,779
W&T Offshore, Inc.*	13,702	59,878
Whiting Petroleum Corp.(x)*	13,294	106,751
World Fuel Services Corp.	9,302	371,522

		55,163,174

Total Energy		59,714,758

Financials (18.5%)
Banks (9.3%)
1st Constitution Bancorp	1,146	21,488
1st Source Corp.	1,929	88,213
ACNB Corp.	1,019	34,952
Allegiance Bancshares, Inc.*	2,858	91,713
Amalgamated Bank, Class A	2,045	32,761
Amerant Bancorp, Inc.(x)*	2,859	59,953
American National Bankshares, Inc.	1,557	55,227
Ameris Bancorp	7,416	298,420
Ames National Corp.	1,320	37,765
Arrow Financial Corp.	1,869	62,421
Atlantic Capital Bancshares, Inc.*	2,970	51,500
Atlantic Union Bankshares Corp.	11,780	438,746
Banc of California, Inc.	6,625	93,678
BancFirst Corp.	2,724	150,964
Bancorp, Inc. (The)*	7,326	72,527
BancorpSouth Bank	13,842	409,862
Bank First Corp.(x)	40	2,647
Bank of Commerce Holdings	2,473	26,931
Bank of Marin Bancorp	1,939	80,449
Bank of NT Butterfield & Son Ltd. (The)	5,354	158,693
Bank of Princeton (The)	839	24,381
Bank7 Corp.	491	9,231
BankFinancial Corp.	1,985	23,622
Bankwell Financial Group, Inc.	955	26,262
Banner Corp.	4,892	274,784
Bar Harbor Bankshares	2,266	56,491
Baycom Corp.*	1,001	22,733
BCB Bancorp, Inc.	2,014	25,860
Berkshire Hills Bancorp, Inc.	6,622	193,958
Boston Private Financial Holdings, Inc.	11,736	136,783
Bridge Bancorp, Inc.	2,441	72,156
Brookline Bancorp, Inc.	11,287	166,258
Bryn Mawr Bank Corp.	2,771	101,169
Business First Bancshares, Inc.	1,826	44,554
Byline Bancorp, Inc.*	3,414	61,042
C&F Financial Corp.	496	26,119
Cadence Bancorp	18,087	317,246
Cambridge Bancorp(x)	459	34,430
Camden National Corp.	2,172	94,091
Capital Bancorp, Inc.*	1,151	15,677
Capital City Bank Group, Inc.	1,953	53,610
Capstar Financial Holdings, Inc.	2,146	35,581
Carolina Financial Corp.	3,076	109,321
Carter Bank & Trust(x)*	3,292	62,186
Cathay General Bancorp	11,049	383,787
CBTX, Inc.	2,553	71,178
CenterState Bank Corp.	18,095	434,009
Central Pacific Financial Corp.	3,706	105,250
Central Valley Community Bancorp	1,732	35,246
Century Bancorp, Inc., Class A	343	30,047
Chemung Financial Corp.	516	21,672
Citizens & Northern Corp.	1,787	46,962
City Holding Co.	2,130	162,413
Civista Bancshares, Inc.	2,238	48,632
CNB Financial Corp.	1,985	56,970
Coastal Financial Corp.*	482	7,283
Codorus Valley Bancorp, Inc.	1,378	32,052
Colony Bankcorp, Inc.	1,080	16,578
Columbia Banking System, Inc.	10,507	387,708
Community Bank System, Inc.	7,207	444,600
Community Bankers Trust Corp.	3,041	26,153
Community Financial Corp. (The)	739	24,734
Community Trust Bancorp, Inc.	2,155	91,760
ConnectOne Bancorp, Inc.	3,622	80,408
CrossFirst Bankshares, Inc.(x)*	719	10,285
Customers Bancorp, Inc.*	4,071	84,433
CVB Financial Corp.	19,344	403,709
DNB Financial Corp.	511	22,745
Eagle Bancorp, Inc.	4,643	207,171
Enterprise Bancorp, Inc.	1,283	38,464
Enterprise Financial Services Corp.	3,611	147,148
Equity Bancshares, Inc., Class A*	2,226	59,679
Esquire Financial Holdings, Inc.*	593	14,706
Evans Bancorp, Inc.	701	26,217
Farmers & Merchants Bancorp, Inc.	1,481	38,447
Farmers National Banc Corp.	3,713	53,764
FB Financial Corp.	1,311	49,228
Fidelity D&D Bancorp, Inc.	245	15,251
Financial Institutions, Inc.	2,294	69,233
First Bancorp (Nasdaq Stock Exchange)	4,163	149,452
First Bancorp (Quotrix Stock Exchange)	31,303	312,404
First Bancorp, Inc.	1,511	41,537
First Bancshares, Inc. (The)	2,419	78,134
First Bank	2,365	25,613
First Busey Corp.	7,399	187,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Business Financial Services, Inc.	1,220	$29,378
First Capital, Inc.(x)	448	25,908
First Choice Bancorp	1,502	32,023
First Commonwealth Financial Corp.	14,193	188,483
First Community Bankshares, Inc.	2,230	72,185
First Financial Bancorp	14,141	346,101
First Financial Corp.	1,643	71,421
First Financial Northwest, Inc.	1,123	16,598
First Foundation, Inc.	3,822	58,381
First Guaranty Bancshares, Inc.	771	17,070
First Internet Bancorp	1,439	30,809
First Interstate BancSystem, Inc., Class A	5,494	221,079
First Merchants Corp.	7,844	295,209
First Mid Bancshares, Inc.	2,126	73,602
First Midwest Bancorp, Inc.	15,218	296,447
First Northwest Bancorp	1,397	24,196
First of Long Island Corp. (The)	3,504	79,716
Flushing Financial Corp.	3,939	79,588
FNCB Bancorp, Inc.	2,425	18,939
Franklin Financial Network, Inc.	1,915	57,852
Franklin Financial Services Corp.(x)	606	21,543
Fulton Financial Corp.	23,568	381,330
FVCBankcorp, Inc.(x)*	1,772	31,116
German American Bancorp, Inc.	3,609	115,668
Glacier Bancorp, Inc.	10,473	423,738
Great Southern Bancorp, Inc.	1,561	88,899
Great Western Bancorp, Inc.	8,185	270,105
Guaranty Bancshares, Inc.	1,191	36,433
Hancock Whitney Corp.	13,202	505,571
Hanmi Financial Corp.	3,788	71,139
HarborOne Bancorp, Inc.*	2,229	22,435
Hawthorn Bancshares, Inc.	828	19,731
Heartland Financial USA, Inc.	4,937	220,881
Heritage Commerce Corp.	5,447	64,029
Heritage Financial Corp.	5,177	139,572
Hilltop Holdings, Inc.	10,344	247,118
Home BancShares, Inc.	22,470	422,324
HomeTrust Bancshares, Inc.	1,690	44,058
Hope Bancorp, Inc.	17,589	252,226
Horizon Bancorp, Inc.	5,418	94,056
Howard Bancorp, Inc.*	1,823	30,426
IBERIABANK Corp.	7,571	571,913
Independent Bank Corp.	2,400	51,156
Independent Bank Corp./MA	4,334	323,533
Independent Bank Group, Inc.	3,853	202,706
International Bancshares Corp.	8,001	308,999
Investar Holding Corp.	933	22,205
Investors Bancorp, Inc.	33,267	377,913
Lakeland Bancorp, Inc.	7,099	109,538
Lakeland Financial Corp.	855	37,603
LCNB Corp.	1,839	32,624
LegacyTexas Financial Group, Inc.	4,240	184,567
Level One Bancorp, Inc.	780	18,814
Live Oak Bancshares, Inc.	3,675	66,518
Macatawa Bank Corp.	3,704	38,485
Mackinac Financial Corp.	1,331	20,577
MainStreet Bancshares, Inc.*	1,037	21,829
Malvern Bancorp, Inc.*	886	19,341
Mercantile Bank Corp.	2,383	78,162
Metropolitan Bank Holding Corp.*	1,024	40,274
Mid Penn Bancorp, Inc.(x)	1,027	26,322
Midland States Bancorp, Inc.	2,894	75,389
MidWestOne Financial Group, Inc.	1,728	52,739
MutualFirst Financial, Inc.	890	28,053
MVB Financial Corp.	1,332	26,440
National Bank Holdings Corp., Class A	2,928	100,108
National Bankshares, Inc.	933	37,367
NBT Bancorp, Inc.	6,174	225,907
Nicolet Bankshares, Inc.*	1,199	79,817
Northeast Bank	986	21,860
Northrim Bancorp, Inc.	918	36,417
Norwood Financial Corp.	853	26,963
Oak Valley Bancorp	938	15,730
OFG Bancorp	7,388	161,797
Ohio Valley Banc Corp.	617	22,514
Old Line Bancshares, Inc.	2,217	64,315
Old National Bancorp	24,824	427,097
Old Second Bancorp, Inc.	4,335	52,974
Opus Bank	3,212	69,925
Origin Bancorp, Inc.	2,814	94,944
Orrstown Financial Services, Inc.	1,509	33,047
Pacific Mercantile Bancorp*	2,850	21,404
Pacific Premier Bancorp, Inc.	8,512	265,489
Park National Corp.	1,904	180,518
Parke Bancorp, Inc.	1,333	29,619
PCB Bancorp	1,807	29,725
Peapack Gladstone Financial Corp.	2,752	77,139
Penns Woods Bancorp, Inc.	691	31,959
Peoples Bancorp of North Carolina, Inc.	705	20,946
Peoples Bancorp, Inc.	2,668	84,869
Peoples Financial Services Corp.	1,006	45,562
People’s Utah Bancorp	2,120	59,975
Preferred Bank	1,428	74,799
Premier Financial Bancorp, Inc.	1,882	32,314
QCR Holdings, Inc.	2,147	81,543
RBB Bancorp	2,346	46,193
Red River Bancshares, Inc.*	86	3,730
Reliant Bancorp, Inc.(x)	1,370	32,853
Renasant Corp.	8,134	284,771
Republic Bancorp, Inc., Class A	1,433	62,264
Republic First Bancorp, Inc.*	6,223	26,137
Richmond Mutual Bancorporation, Inc.(x)*	1,549	21,671
S&T Bancorp, Inc.	4,892	178,705
Sandy Spring Bancorp, Inc.	5,147	173,505
SB One Bancorp	1,204	27,162
Seacoast Banking Corp. of Florida*	6,125	155,024
Select Bancorp, Inc.*	2,289	26,552
ServisFirst Bancshares, Inc.	1,308	43,360
Shore Bancshares, Inc.	1,923	29,633
Sierra Bancorp	2,103	55,856
Simmons First National Corp., Class A	13,069	325,418
SmartFinancial, Inc.*	1,870	38,952
South Plains Financial, Inc.	462	7,531
South State Corp.	4,888	368,066
Southern First Bancshares, Inc.*	999	39,810
Southern National Bancorp of Virginia, Inc.	2,840	43,708
Southside Bancshares, Inc.	4,669	159,260
Spirit of Texas Bancshares, Inc.*	1,924	41,462
Stock Yards Bancorp, Inc.	2,357	86,478
Summit Financial Group, Inc.	1,586	40,602
Tompkins Financial Corp.	2,080	168,750
Towne Bank	9,573	266,177
TriCo Bancshares	3,918	142,223
TriState Capital Holdings, Inc.*	2,696	56,724
Triumph Bancorp, Inc.*	1,832	58,422
Trustmark Corp.	9,256	315,722
UMB Financial Corp.	6,413	414,152
Union Bankshares, Inc.(x)	411	12,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Bankshares, Inc.	14,189	$537,337
United Community Banks, Inc.	10,244	290,417
United Security Bancshares	1,958	20,598
Unity Bancorp, Inc.	1,073	23,767
Univest Financial Corp.	4,035	102,933
Valley National Bancorp	47,404	515,281
Veritex Holdings, Inc.	5,247	127,318
Washington Trust Bancorp, Inc.	2,211	106,813
WesBanco, Inc.	7,573	283,003
West Bancorporation, Inc.	1,860	40,436
Westamerica Bancorp	3,088	192,012

		25,572,049

Capital Markets (3.6%)
Artisan Partners Asset Management, Inc., Class A	3,399	95,988
Assetmark Financial Holdings, Inc.*	996	25,946
Associated Capital Group, Inc., Class A(x)‡	189,912	6,758,968
B. Riley Financial, Inc.	2,911	68,758
Blucora, Inc.*	1,948	42,155
Brightsphere Investment Group, Inc.	10,230	101,379
Clarke, Inc.*	50,600	477,412
Cowen, Inc., Class A*	2,258	34,751
Diamond Hill Investment Group, Inc.	58	8,011
Donnelley Financial Solutions, Inc.*	4,479	55,181
GAIN Capital Holdings, Inc.(x)	2,863	15,117
Galaxy Digital Holdings Ltd.*	48,000	55,795
GAMCO Investors, Inc., Class A	47,142	921,626
INTL. FCStone, Inc.*	2,330	95,670
Ladenburg Thalmann Financial Services, Inc.	1,707	4,046
Moelis & Co., Class A	1,269	41,687
Oppenheimer Holdings, Inc., Class A	1,463	43,978
Piper Jaffray Cos.	2,012	151,866
PJT Partners, Inc., Class A	1,288	52,422
Sculptor Capital Management, Inc.(x)	1,151	22,421
Stifel Financial Corp.	9,775	560,889
Virtus Investment Partners, Inc.	851	94,095
Waddell & Reed Financial, Inc., Class A(x)	10,236	175,854
Westwood Holdings Group, Inc.	1,173	32,457
WisdomTree Investments, Inc.	12,182	63,651

		10,000,123

Consumer Finance (0.3%)
Elevate Credit, Inc.*	964	4,058
Encore Capital Group, Inc.(x)*	4,509	150,262
Enova International, Inc.*	1,631	33,843
EZCORP, Inc., Class A*	7,417	47,877
Green Dot Corp., Class A*	1,250	31,563
LendingClub Corp.*	9,610	125,699
Medallion Financial Corp.(x)*	2,925	18,720
Nelnet, Inc., Class A	2,613	166,187
PRA Group, Inc.*	6,574	222,135
Regional Management Corp.*	578	16,277
World Acceptance Corp.*	371	47,306

		863,927

Diversified Financial Services (0.3%)
Banco Latinoamericano de Comercio
Exterior SA, Class E	4,484	89,411
Cannae Holdings, Inc.*	9,721	267,036
FGL Holdings	21,358	170,437
GWG Holdings, Inc.(x)*	137	1,367
Marlin Business Services Corp.	907	22,847
On Deck Capital, Inc.*	9,562	32,128
Onex Corp.	3,600	225,324

		808,550

Insurance (1.7%)
Ambac Financial Group, Inc.*	6,611	129,245
American Equity Investment Life Holding Co.	12,873	311,527
AMERISAFE, Inc.	2,747	181,604
Argo Group International Holdings Ltd.	4,704	330,409
Citizens, Inc.(x)*	7,208	49,519
CNO Financial Group, Inc.	22,249	352,202
Crawford & Co., Class A	416	4,526
Donegal Group, Inc., Class A	1,542	22,606
Employers Holdings, Inc.	4,580	199,596
Enstar Group Ltd.*	1,377	261,520
FBL Financial Group, Inc., Class A	1,338	79,624
FedNat Holding Co.	827	11,570
Genworth Financial, Inc., Class A*	72,882	320,681
Global Indemnity Ltd.	995	24,845
Greenlight Capital Re Ltd., Class A*	4,362	45,801
Hallmark Financial Services, Inc.*	1,889	36,137
HCI Group, Inc.	945	39,728
Heritage Insurance Holdings, Inc.	3,503	52,370
Horace Mann Educators Corp.	5,954	275,849
Independence Holding Co.	722	27,862
Investors Title Co.	170	27,217
James River Group Holdings Ltd.	2,196	112,523
MBIA, Inc.*	10,239	94,506
National General Holdings Corp.	3,992	91,896
National Western Life Group, Inc., Class A	336	90,172
NI Holdings, Inc.*	1,381	23,670
ProAssurance Corp.	7,610	306,455
ProSight Global, Inc.*	533	10,319
Protective Insurance Corp., Class B .	1,386	24,186
Safety Insurance Group, Inc.	2,153	218,163
Selective Insurance Group, Inc.	4,646	349,333
State Auto Financial Corp.	2,394	77,542
Stewart Information Services Corp.	3,298	127,929
Third Point Reinsurance Ltd.*	10,861	108,501
Tiptree, Inc.	3,706	26,980
United Fire Group, Inc.	2,825	132,718
United Insurance Holdings Corp.	3,059	42,795
Universal Insurance Holdings, Inc.	2,865	85,921
Watford Holdings Ltd.(x)*	2,996	80,742

		4,788,789

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
AG Mortgage Investment Trust, Inc. (REIT)	4,599	69,675
Anworth Mortgage Asset Corp. (REIT)	14,280	47,124
Apollo Commercial Real Estate Finance, Inc. (REIT)	22,137	424,366
Ares Commercial Real Estate Corp. (REIT)	3,925	59,778
Arlington Asset Investment Corp. (REIT), Class A(x)	5,238	28,757
ARMOUR Residential REIT, Inc. (REIT)	8,423	141,085
Blackstone Mortgage Trust, Inc. (REIT), Class A	18,420	660,357
Capstead Mortgage Corp. (REIT)	13,138	96,564
Cherry Hill Mortgage Investment Corp. (REIT)	2,378	31,152
Colony Credit Real Estate, Inc. (REIT)	11,826	171,004
Dynex Capital, Inc. (REIT)(x)	3,436	50,784
Ellington Financial, Inc. (REIT)	4,269	77,141
Exantas Capital Corp. (REIT)	4,463	50,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Point Mortgage Trust, Inc. (REIT)	7,717	$144,617
Great Ajax Corp. (REIT)	2,300	35,650
Invesco Mortgage Capital, Inc. (REIT)	20,572	314,957
KKR Real Estate Finance Trust, Inc. (REIT)	3,629	70,874
Ladder Capital Corp. (REIT)	15,024	259,464
New York Mortgage Trust, Inc. (REIT)	33,661	204,995
Orchid Island Capital, Inc. (REIT)(x)	8,621	49,571
PennyMac Mortgage Investment Trust (REIT)‡	12,524	278,409
Ready Capital Corp. (REIT)	4,515	71,879
Redwood Trust, Inc. (REIT)	14,171	232,546
TPG RE Finance Trust, Inc. (REIT)	7,196	142,769
Western Asset Mortgage Capital Corp. (REIT)	7,151	69,007

		3,783,269

Thrifts & Mortgage Finance (1.9%)
Axos Financial, Inc.*	3,034	83,890
Bridgewater Bancshares, Inc.*	3,434	41,002
Capitol Federal Financial, Inc.	19,276	265,623
Columbia Financial, Inc.*	7,710	121,741
Dime Community Bancshares, Inc.	4,618	98,871
Entegra Financial Corp.*	897	26,946
ESSA Bancorp, Inc.	1,351	22,183
Essent Group Ltd.	6,928	330,258
Federal Agricultural Mortgage Corp., Class C	924	75,454
First Defiance Financial Corp.	2,909	84,259
Flagstar Bancorp, Inc.	4,191	156,534
FS Bancorp, Inc.	516	27,090
Greene County Bancorp, Inc.	107	2,932
Hingham Institution for Savings	106	20,034
Home Bancorp, Inc.	1,142	44,527
HomeStreet, Inc.*	3,188	87,096
Kearny Financial Corp.	8,018	104,555
Luther Burbank Corp.	2,931	33,208
Merchants Bancorp	1,273	21,055
Meridian Bancorp, Inc.	6,104	114,450
Meta Financial Group, Inc.	2,110	68,807
MMA Capital Holdings, Inc.*	719	21,570
Mr Cooper Group, Inc.*	5,746	61,023
Northfield Bancorp, Inc.	6,374	102,366
Northwest Bancshares, Inc.	14,353	235,246
OceanFirst Financial Corp.	7,395	174,522
Ocwen Financial Corp.*	19,403	36,478
OP Bancorp	1,951	19,081
Oritani Financial Corp.	5,718	101,180
PCSB Financial Corp.	2,102	42,019
PDL Community Bancorp*	1,286	18,081
PennyMac Financial Services, Inc.*‡	936	28,436
Pioneer Bancorp, Inc.*	1,304	16,287
Provident Bancorp, Inc.*	552	13,265
Provident Financial Holdings, Inc.	839	17,409
Provident Financial Services, Inc.	9,017	221,187
Prudential Bancorp, Inc.	1,270	21,603
Radian Group, Inc.	29,632	676,795
Riverview Bancorp, Inc.	3,024	22,317
Southern Missouri Bancorp, Inc.	1,099	40,037
Sterling Bancorp, Inc.	2,438	23,795
Territorial Bancorp, Inc.	1,166	33,324
Timberland Bancorp, Inc.	1,080	29,700
TrustCo Bank Corp.	13,733	111,924
United Community Financial Corp.	6,099	65,747
United Financial Bancorp, Inc.	7,449	101,530
Walker & Dunlop, Inc.	3,570	199,670
Washington Federal, Inc.	11,497	425,274
Waterstone Financial, Inc.	3,295	56,608
Western New England Bancorp, Inc.	3,676	35,032
WSFS Financial Corp.	7,595	334,939

		5,116,960

Total Financials		50,933,667

Health Care (2.5%)
Biotechnology (1.0%)
Abeona Therapeutics, Inc.*	4,601	10,398
Acceleron Pharma, Inc.*	1,147	45,318
Achillion Pharmaceuticals, Inc.*	20,198	72,713
Acorda Therapeutics, Inc.*	6,442	18,489
Adamas Pharmaceuticals, Inc.(x)*	3,233	16,537
ADMA Biologics, Inc.*	451	2,007
Aduro Biotech, Inc.*	1,582	1,677
Aeglea BioTherapeutics, Inc.*	3,178	24,439
Affimed NV(x)*	1,419	4,172
Akebia Therapeutics, Inc.*	17,336	67,957
Akero Therapeutics, Inc.*	218	4,959
Aldeyra Therapeutics, Inc.*	894	4,711
AMAG Pharmaceuticals, Inc.(x)*	4,975	57,461
AnaptysBio, Inc.*	550	19,244
Anika Therapeutics, Inc.*	1,938	106,377
Arcus Biosciences, Inc.*	4,507	41,014
Ardelyx, Inc.*	6,468	30,400
Arena Pharmaceuticals, Inc.*	1,458	66,733
ArQule, Inc.*	1,460	10,468
Assembly Biosciences, Inc.*	2,911	28,615
Atreca, Inc., Class A(x)*	361	4,419
Avid Bioservices, Inc.*	724	3,837
Beyondspring, Inc.(x)*	128	2,317
BioCryst Pharmaceuticals, Inc.*	2,512	7,197
Bridgebio Pharma, Inc.(x)*	681	14,621
Calithera Biosciences, Inc.*	5,816	17,971
CareDx, Inc.*	370	8,366
CASI Pharmaceuticals, Inc.(x)*	870	2,906
Cellular Biomedicine Group, Inc.(x)*	402	5,974
CEL-SCI Corp.(x)*	378	3,379
Chimerix, Inc.*	6,999	16,448
Coherus Biosciences, Inc.*	5,306	107,500
Concert Pharmaceuticals, Inc.*	3,173	18,657
Constellation Pharmaceuticals, Inc.*	370	2,390
Cortexyme, Inc.(x)*	34	848
Cyclerion Therapeutics, Inc.*	248	3,006
Cytokinetics, Inc.*	735	8,364
Dynavax Technologies Corp.(x)*	1,053	3,764
Enochian Biosciences, Inc.(x)*	595	3,272
Epizyme, Inc.*	2,999	30,935
Evelo Biosciences, Inc.(x)*	1,573	9,595
FibroGen, Inc.*	1,136	42,009
Five Prime Therapeutics, Inc.*	4,990	19,336
G1 Therapeutics, Inc.*	1,987	45,264
Geron Corp.(x)*	24,786	32,965
Gossamer Bio, Inc.*	2,869	48,171
Gritstone Oncology, Inc.(x)*	2,773	23,945
Harpoon Therapeutics, Inc.*	510	6,967
ImmunoGen, Inc.*	9,324	22,564
Immunomedics, Inc.*	2,351	31,174
Intellia Therapeutics, Inc.(x)*	1,494	19,945
Intrexon Corp.(x)*	7,682	43,941
Jounce Therapeutics, Inc.*	2,291	7,629
Kezar Life Sciences, Inc.*	2,082	6,829
Kiniksa Pharmaceuticals Ltd., Class A*	143	1,217
Ligand Pharmaceuticals, Inc.*	2,244	223,368
Lineage Cell Therapeutics, Inc.(x)*	15,478	15,168
MacroGenics, Inc.*	3,641	46,459
Medicines Co. (The)(x)*	7,303	365,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mersana Therapeutics, Inc.*	5,129	$8,104
Minerva Neurosciences, Inc.*	826	6,401
Molecular Templates, Inc.(x)*	898	5,918
Morphic Holding, Inc.(x)*	237	4,292
Myriad Genetics, Inc.*	8,884	254,349
Neon Therapeutics, Inc.(x)*	2,002	3,443
Novavax, Inc.(x)*	2,240	11,245
OPKO Health, Inc.(x)*	51,685	108,022
PDL BioPharma, Inc.*	17,109	36,955
PolarityTE, Inc.(x)*	1,993	6,437
Prevail Therapeutics, Inc.*	363	4,458
Principia Biopharma, Inc.*	139	3,925
Protagonist Therapeutics, Inc.*	804	9,656
Prothena Corp. plc*	5,783	45,339
Rigel Pharmaceuticals, Inc.*	2,349	4,393
Sangamo Therapeutics, Inc.*	4,836	43,766
Solid Biosciences, Inc.(x)*	2,375	24,558
Spectrum Pharmaceuticals, Inc.*	1,210	10,037
Spero Therapeutics, Inc.*	1,392	14,755
Stoke Therapeutics, Inc.*	279	5,996
Sutro Biopharma, Inc.*	1,254	11,399
Synlogic, Inc.*	2,319	5,311
Synthorx, Inc.(x)*	182	2,961
TCR2 Therapeutics, Inc.(x)*	1,537	23,101
TG Therapeutics, Inc.(x)*	1,165	6,541
Turning Point Therapeutics, Inc.(x)*	70	2,632
UNITY Biotechnology, Inc.(x)*	1,111	6,777
VBI Vaccines, Inc.*	2,333	1,099
Viking Therapeutics, Inc.(x)*	8,593	59,120

		2,642,546

Health Care Equipment & Supplies (0.3%)
Alphatec Holdings, Inc.*	642	3,223
AngioDynamics, Inc.*	5,304	97,700
Apyx Medical Corp.*	4,140	28,028
Avanos Medical, Inc.*	6,781	254,016
Cerus Corp.*	2,284	11,774
ElectroCore, Inc.(x)*	1,807	3,957
Integer Holdings Corp.*	1,279	96,641
Invacare Corp.	4,946	37,095
LeMaitre Vascular, Inc.	324	11,074
LivaNova plc*	1,501	110,759
Meridian Bioscience, Inc.	5,643	53,552
OraSure Technologies, Inc.*	8,819	65,878
Orthofix Medical, Inc.*	638	33,827
Rockwell Medical, Inc.(x)*	717	1,979
RTI Surgical Holdings, Inc.*	8,077	23,019
SeaSpine Holdings Corp.*	2,326	28,401
Sientra, Inc.*	462	2,994
TransEnterix, Inc.(x)*	8,058	4,994
TransMedics Group, Inc.(x)*	119	2,826
Utah Medical Products, Inc.	80	7,667
Varex Imaging Corp.*	3,148	89,844

		969,248

Health Care Providers & Services (0.4%)
American Renal Associates Holdings, Inc.*	1,521	9,613
Brookdale Senior Living, Inc.*	26,926	204,099
Community Health Systems, Inc.(x)*	12,889	46,400
Cross Country Healthcare, Inc.*	4,435	45,680
Diplomat Pharmacy, Inc.*	8,274	40,543
Enzo Biochem, Inc.*	6,326	22,774
Hanger, Inc.*	4,446	90,609
Magellan Health, Inc.*	1,393	86,505
National HealthCare Corp.	1,790	146,512
Option Care Health, Inc.*	16,050	51,360
Owens & Minor, Inc.	9,041	52,528
Patterson Cos., Inc.	11,983	213,537
Surgery Partners, Inc.(x)*	3,102	22,908
Tenet Healthcare Corp.*	958	21,191
Tivity Health, Inc.*	6,930	115,246
Triple-S Management Corp., Class B*	3,357	44,984

		1,214,489

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	23,799	261,313
Computer Programs & Systems, Inc.	1,864	42,145
Evolent Health, Inc., Class A*	8,110	58,311
Health Catalyst, Inc.*	135	4,271
HealthStream, Inc.*	2,383	61,696
Livongo Health, Inc.*	272	4,744
Phreesia, Inc.*	182	4,412

		436,892

Life Sciences Tools & Services (0.3%)
Cambrex Corp.*	2,814	167,433
Luminex Corp.	6,146	126,915
NanoString Technologies, Inc.*	445	9,608
Pacific Biosciences of California, Inc.*	1,808	9,329
Personalis, Inc.*	265	3,889
Syneos Health, Inc.*	8,354	444,516

		761,690

Pharmaceuticals (0.3%)
AcelRx Pharmaceuticals, Inc.(x)*	7,433	16,353
Aclaris Therapeutics, Inc.(x)*	4,392	4,743
Akorn, Inc.*	12,037	45,741
Assertio Therapeutics, Inc.*	9,262	11,855
Cara Therapeutics, Inc.(x)*	700	12,796
Eloxx Pharmaceuticals, Inc.(x)*	370	1,672
Endo International plc*	30,954	99,362
EyePoint Pharmaceuticals, Inc.(x)*	2,961	5,359
Intra-Cellular Therapies, Inc.(x)*	3,380	25,249
Kala Pharmaceuticals, Inc.(x)*	1,512	5,753
Lannett Co., Inc.(x)*	4,513	50,546
Mallinckrodt plc(x)*	12,137	29,250
Menlo Therapeutics, Inc.*	2,198	9,847
Osmotica Pharmaceuticals plc*	1,127	4,328
Phibro Animal Health Corp., Class A	142	3,029
Prestige Consumer Healthcare, Inc.*	7,242	251,225
Reata Pharmaceuticals, Inc., Class A*	1,699	136,413
resTORbio, Inc.(x)*	1,996	17,645
Revance Therapeutics, Inc.*	1,028	13,364
Strongbridge Biopharma plc(x)*	5,185	12,392
TherapeuticsMD, Inc.(x)*	2,921	10,603
Verrica Pharmaceuticals, Inc.*	1,076	15,882
WaVe Life Sciences Ltd.(x)*	680	13,960
Xeris Pharmaceuticals, Inc.*	213	2,094

		799,461

Total Health Care		6,824,326

Industrials (11.1%)
Aerospace & Defense (0.4%)
AAR Corp.	4,775	196,778
Aerojet Rocketdyne Holdings, Inc.*	3,167	159,965
Cubic Corp.	3,780	266,225
Ducommun, Inc.*	1,311	55,586
Maxar Technologies, Inc.(x)	8,729	66,340
Moog, Inc., Class A	627	50,862
National Presto Industries, Inc.	661	58,889
Park Aerospace Corp.	2,703	47,465
Triumph Group, Inc.(x)	5,445	124,582
Vectrus, Inc.*	1,648	66,991
Wesco Aircraft Holdings, Inc.*	5,655	62,262

		1,155,945

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	3,386	85,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Echo Global Logistics, Inc.*	3,595	$81,427
Hub Group, Inc., Class A*	4,574	212,691

		379,547

Airlines (0.3%)
Hawaiian Holdings, Inc.	6,707	176,126
Mesa Air Group, Inc.*	1,666	11,237
SkyWest, Inc.	7,212	413,969
Spirit Airlines, Inc.*	2,170	78,771

		680,103

Building Products (0.3%)
Apogee Enterprises, Inc.	488	19,027
Armstrong Flooring, Inc.*	2,226	14,224
Builders FirstSource, Inc.*	1,113	22,900
Caesarstone Ltd.	3,247	53,933
Continental Building Products, Inc.*	2,655	72,455
Cornerstone Building Brands, Inc.*	6,613	40,009
Gibraltar Industries, Inc.*	4,708	216,285
Griffon Corp.	5,336	111,896
Insteel Industries, Inc.	2,653	54,466
JELD-WEN Holding, Inc.*	1,052	20,293
Masonite International Corp.*	214	12,412
Patrick Industries, Inc.*	1,086	46,568
PGT Innovations, Inc.*	4,254	73,466
Quanex Building Products Corp.	4,797	86,730
Universal Forest Products, Inc.	972	38,763

		883,427

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	9,569	347,546
ACCO Brands Corp.	13,775	135,959
Advanced Disposal Services, Inc.*	646	21,040
Brady Corp., Class A	1,251	66,366
BrightView Holdings, Inc.*	4,568	78,341
CECO Environmental Corp.*	4,137	28,897
Charah Solutions, Inc.*	1,361	2,885
Civeo Corp.*	3,566,000	4,528,820
CompX International, Inc.	265	3,798
Deluxe Corp.	5,783	284,292
Ennis, Inc.	3,770	76,192
Heritage-Crystal Clean, Inc.*	637	16,881
HNI Corp.	1,352	47,996
Interface, Inc.	926	13,371
Kimball International, Inc., Class B	663	12,796
Knoll, Inc.	389	9,861
LSC Communications, Inc.	4,856	6,701
Matthews International Corp., Class A	4,472	158,264
McGrath RentCorp.	1,125	78,289
Mobile Mini, Inc.	4,372	161,152
NL Industries, Inc.*	1,334	5,016
NRC Group Holdings Corp.(x)*	123	1,530
PICO Holdings, Inc.*	2,626	26,496
Pitney Bowes, Inc.	12,774	58,377
Quad/Graphics, Inc.	4,688	49,271
RR Donnelley & Sons Co.	10,665	40,207
SP Plus Corp.*	3,322	122,914
Steelcase, Inc., Class A	9,618	176,971
Team, Inc.*	4,301	77,633
UniFirst Corp.	2,180	425,362
VSE Corp.	1,218	41,522

		7,104,746

Construction & Engineering (0.4%)
Aegion Corp.*	4,480	95,782
Ameresco, Inc., Class A*	3,137	50,412
Arcosa, Inc.	7,101	242,925
Argan, Inc.	318	12,494
Concrete Pumping Holdings, Inc.(x)*	1,568	6,225
Construction Partners, Inc., Class A*	1,037	16,156
Dycom Industries, Inc.*	885	45,179
EMCOR Group, Inc.	2,037	175,426
Granite Construction, Inc.	5,826	187,189
Great Lakes Dredge & Dock Corp.*	1,008	10,534
IES Holdings, Inc.*	672	13,837
Northwest Pipe Co.*	1,410	39,692
Primoris Services Corp.	2,065	40,495
Sterling Construction Co., Inc.*	2,973	39,095
Tutor Perini Corp.*	5,828	83,515
WillScot Corp.*	2,507	39,059

		1,098,015

Electrical Equipment (0.2%)
American Superconductor Corp.*	2,184	17,123
AZZ, Inc.	2,620	114,127
Bloom Energy Corp., Class A(x)*	8,063	26,205
Encore Wire Corp.	2,968	167,039
EnerSys	2,089	137,749
Powell Industries, Inc.	1,302	50,973
Preformed Line Products Co.	438	23,910
Thermon Group Holdings, Inc.*	3,421	78,615

		615,741

Machinery (2.2%)
Actuant Corp., Class A	4,115	90,283
Alamo Group, Inc.	201	23,662
Altra Industrial Motion Corp.	9,206	254,960
Astec Industries, Inc.	3,262	101,448
Barnes Group, Inc.	5,891	303,622
Blue Bird Corp.*	1,099	20,919
Briggs & Stratton Corp.	5,997	36,342
CIRCOR International, Inc.*	2,850	107,018
Colfax Corp.*	58,000	1,685,480
Columbus McKinnon Corp.	1,288	46,922
Commercial Vehicle Group, Inc.*	4,361	31,443
Eastern Co. (The)	844	20,948
EnPro Industries, Inc.	2,729	187,346
ESCO Technologies, Inc.	222	17,662
Federal Signal Corp.	554	18,138
Franklin Electric Co., Inc.	368	17,594
Gencor Industries, Inc.*	1,103	12,806
Gorman-Rupp Co. (The)	2,028	70,554
Graham Corp.	1,304	25,897
Greenbrier Cos., Inc. (The)	4,675	140,811
Hillenbrand, Inc.	3,041	93,906
Hurco Cos., Inc.	900	28,953
Hyster-Yale Materials Handling, Inc.	1,464	80,125
Kennametal, Inc.	11,725	360,427
LB Foster Co., Class A*	1,365	29,580
Lindsay Corp.	1,024	95,078
Luxfer Holdings plc	289	4,503
Lydall, Inc.*	2,458	61,229
Manitowoc Co., Inc. (The)*	5,140	64,250
Meritor, Inc.*	1,976	36,556
Milacron Holdings Corp.*	10,008	166,833
Miller Industries, Inc.	1,506	50,150
Mueller Industries, Inc.	3,648	104,625
Mueller Water Products, Inc., Class A	9,232	103,768
Navistar International Corp.*	7,245	203,657
NN, Inc.	6,160	43,921
Park-Ohio Holdings Corp.	1,312	39,176
REV Group, Inc.	3,290	37,605
Rexnord Corp.*	13,403	362,551
Spartan Motors, Inc.	1,303	17,877
SPX Corp.*	1,192	47,692
SPX FLOW, Inc.*	5,981	236,010
Standex International Corp.	1,828	133,334
Terex Corp.	2,274	59,056
Titan International, Inc.	7,144	19,289
TriMas Corp.*	6,619	202,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.*	1,458	$15,440
Wabash National Corp.	7,442	107,983
Watts Water Technologies, Inc., Class A	1,752	164,215

		6,184,516

Marine (2.4%)
Clarkson plc	111,559	3,360,601
Costamare, Inc.	7,086	43,012
Eagle Bulk Shipping, Inc.*	6,430	28,131
Genco Shipping & Trading Ltd.*	2,182	20,074
Matson, Inc.	6,200	232,562
Safe Bulkers, Inc.*	8,035	14,061
Scorpio Bulkers, Inc.	6,410	38,973
Stolt-Nielsen Ltd.(x)	245,000	2,816,881

		6,554,295

Professional Services (0.6%)
Acacia Research Corp.*	6,824	18,288
ASGN, Inc.*	936	58,837
BG Staffing, Inc.	800	15,288
CBIZ, Inc.*	7,483	175,851
CRA International, Inc.	835	35,045
FTI Consulting, Inc.*	4,892	518,503
GP Strategies Corp.*	1,822	23,394
Heidrick & Struggles International, Inc.	2,463	67,240
Huron Consulting Group, Inc.*	2,869	175,984
ICF International, Inc.	994	83,963
InnerWorkings, Inc.*	6,439	28,525
Kelly Services, Inc., Class A	4,821	116,765
Mistras Group, Inc.*	2,184	35,818
Navigant Consulting, Inc.	5,466	152,775
Resources Connection, Inc.	3,058	51,955
TrueBlue, Inc.*	5,811	122,612

		1,680,843

Road & Rail (0.4%)
ArcBest Corp.	3,732	113,640
Covenant Transportation Group, Inc., Class A*	1,787	29,378
Daseke, Inc.(x)*	6,806	17,015
Heartland Express, Inc.	6,324	136,029
Hertz Global Holdings, Inc.*	14,806	204,915
Marten Transport Ltd.	5,704	118,529
PAM Transportation Services, Inc.*	74	4,374
Roadrunner Transportation Systems, Inc.(x)*	506	5,242
Saia, Inc.*	1,524	142,799
US Xpress Enterprises, Inc., Class A*	3,159	15,226
Werner Enterprises, Inc.	6,591	232,662
YRC Worldwide, Inc.(x)*	4,822	14,563

		1,034,372

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	7,666	171,948
Beacon Roofing Supply, Inc.*	7,910	265,222
BlueLinx Holdings, Inc.(x)*	1,284	41,512
BMC Stock Holdings, Inc.*	9,715	254,339
CAI International, Inc.*	2,433	52,966
DXP Enterprises, Inc.*	2,383	82,738
Foundation Building Materials, Inc.*	1,568	24,288
GATX Corp.	5,069	393,000
General Finance Corp.*	932	8,239
GMS, Inc.*	2,569	73,782
H&E Equipment Services, Inc.	1,052	30,361
Herc Holdings, Inc.*	3,261	151,669
Kaman Corp.	3,456	205,494
MRC Global, Inc.*	10,535	127,789
NOW, Inc.*	15,811	181,352
Rush Enterprises, Inc., Class A	4,054	156,403
Rush Enterprises, Inc., Class B	626	24,996
Systemax, Inc.	466	10,257
Textainer Group Holdings Ltd.*	4,021	39,848
Titan Machinery, Inc.*	2,805	40,224
Triton International Ltd.	7,913	267,776
Veritiv Corp.*	1,865	33,719
Willis Lease Finance Corp.*	413	22,872

		2,660,794

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	190,858	463,472

Total Industrials		30,495,816

Information Technology (6.8%)
Communications Equipment (1.1%)
ADTRAN, Inc.	6,885	78,110
Applied Optoelectronics, Inc.(x)*	2,752	30,877
CalAmp Corp.*	4,721	54,386
Calix, Inc.*	3,249	20,761
Casa Systems, Inc.*	459	3,606
Comtech Telecommunications Corp.	3,430	111,475
DASAN Zhone Solutions, Inc.*	68	623
Digi International, Inc.*	4,028	54,861
EchoStar Corp., Class A*	31,200	1,236,144
Harmonic, Inc.*	12,560	82,645
Infinera Corp.(x)*	25,657	139,831
Inseego Corp.(x)*	6,373	30,590
KVH Industries, Inc.*	2,305	24,548
Lumentum Holdings, Inc.*	11,059	592,320
NETGEAR, Inc.*	4,407	141,994
NetScout Systems, Inc.*	10,437	240,677
Ribbon Communications, Inc.*	8,585	50,136
TESSCO Technologies, Inc.	880	12,646

		2,906,230

Electronic Equipment, Instruments & Components (1.5%)
Anixter International, Inc.*	4,445	307,238
Arlo Technologies, Inc.*	10,650	36,317
AVX Corp.	6,867	104,378
Bel Fuse, Inc., Class B	1,430	21,493
Belden, Inc.	5,580	297,637
Benchmark Electronics, Inc.	5,300	154,018
CTS Corp.	4,747	153,613
Daktronics, Inc.	5,300	39,141
ePlus, Inc.*	237	18,033
Fabrinet*	431	22,541
FARO Technologies, Inc.*	144	6,962
Fitbit, Inc., Class A(x)*	25,589	97,494
II-VI, Inc.(x)*	4,464	157,178
Insight Enterprises, Inc.*	3,277	182,496
KEMET Corp.	8,306	151,003
Kimball Electronics, Inc.*	3,366	48,841
Knowles Corp.*	11,652	237,002
Methode Electronics, Inc.	5,337	179,537
MTS Systems Corp.	1,757	97,074
PC Connection, Inc.	1,638	63,718
Plexus Corp.*	3,564	222,786
Sanmina Corp.*	7,622	244,742
ScanSource, Inc.*	3,768	115,112
Tech Data Corp.*	5,251	547,364
TTM Technologies, Inc.*	14,467	176,425
Vishay Intertechnology, Inc.	18,916	320,248
Vishay Precision Group, Inc.*	402	13,162

		4,015,553

IT Services (2.8%)
CACI International, Inc., Class A*	24,300	5,619,618
Cardtronics plc, Class A*	1,064	32,175
Conduent, Inc.*	25,252	157,068
Exela Technologies, Inc.*	1,423	1,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	311	$5,119
Information Services Group, Inc.*	4,730	11,754
KBR, Inc.	20,363	499,708
Limelight Networks, Inc.*	9,581	29,030
LiveRamp Holdings, Inc.*	9,683	415,982
ManTech International Corp., Class A	3,850	274,929
Perspecta, Inc.	18,986	495,914
Presidio, Inc.	5,541	93,643
StarTek, Inc.*	2,305	14,913
Sykes Enterprises, Inc.*	5,445	166,835
Unisys Corp.*	2,234	16,599

		7,834,966

Semiconductors & Semiconductor Equipment (1.0%)
Adesto Technologies Corp.(x)*	521	4,460
Alpha & Omega Semiconductor Ltd.*	2,891	35,502
Ambarella, Inc.*	2,755	173,110
Amkor Technology, Inc.*	14,328	130,385
Axcelis Technologies, Inc.*	4,774	81,588
AXT, Inc.*	5,582	19,872
Brooks Automation, Inc.	1,398	51,768
CEVA, Inc.*	265	7,913
Cirrus Logic, Inc.*	8,397	449,911
Cohu, Inc.	5,883	79,450
Diodes, Inc.*	4,549	182,642
DSP Group, Inc.*	2,037	28,691
FormFactor, Inc.*	10,020	186,823
GSI Technology, Inc.*	2,158	18,904
Ichor Holdings Ltd.*	2,512	60,740
MACOM Technology Solutions Holdings, Inc.*	6,678	143,544
Nanometrics, Inc.*	2,257	73,623
NeoPhotonics Corp.*	5,555	33,830
NVE Corp.	53	3,517
PDF Solutions, Inc.*	3,771	49,287
Photronics, Inc.*	9,564	104,056
Rambus, Inc.*	15,752	206,745
Rudolph Technologies, Inc.*	3,866	101,908
Semtech Corp.*	794	38,596
SMART Global Holdings, Inc.*	1,892	48,208
SunPower Corp.(x)*	9,187	100,781
Synaptics, Inc.*	4,822	192,639
Ultra Clean Holdings, Inc.*	5,696	83,361
Veeco Instruments, Inc.*	7,028	82,087
Xperi Corp.	5,750	118,910

		2,892,851

Software (0.3%)
American Software, Inc., Class A	1,774	26,646
Avaya Holdings Corp.*	16,179	165,511
Cloudera, Inc.(x)*	31,766	281,447
Digimarc Corp.*	82	3,205
GTY Technology Holdings, Inc.(x)*	5,535	34,705
Ideanomics, Inc.(x)*	826	1,243
Monotype Imaging Holdings, Inc.	3,232	64,026
OneSpan, Inc.*	1,331	19,300
QAD, Inc., Class A	789	36,436
SecureWorks Corp., Class A*	1,071	13,848
Synchronoss Technologies, Inc.*	5,491	29,651
Telenav, Inc.*	2,232	10,669
TiVo Corp.	17,849	135,920
Verint Systems, Inc.*	512	21,903

		844,510

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	16,585	135,168
Diebold Nixdorf, Inc.*	5,379	60,245
Immersion Corp.*	4,474	34,226
Stratasys Ltd.*	7,503	159,851

		389,490

Total Information Technology	.	18,883,600

Materials (2.5%)
Chemicals (0.8%)
Advanced Emissions Solutions, Inc.(x)	297	4,407
AdvanSix, Inc.*	3,906	100,462
American Vanguard Corp.	4,127	64,794
Amyris, Inc.(x)*	4,842	23,048
Ferro Corp.*	2,166	25,689
Flotek Industries, Inc.*	7,979	17,554
FutureFuel Corp.	3,781	45,145
Hawkins, Inc.	1,416	60,180
HB Fuller Co.	1,798	83,715
Innophos Holdings, Inc.	2,871	93,193
Innospec, Inc.	490	43,678
Intrepid Potash, Inc.*	13,859	45,319
Koppers Holdings, Inc.*	775	22,638
Kraton Corp.*	3,278	105,847
Kronos Worldwide, Inc.	3,280	40,574
Livent Corp.*	21,378	143,019
LSB Industries, Inc.*	3,056	15,830
Minerals Technologies, Inc.	4,980	264,388
Orion Engineered Carbons SA(x)	2,806	46,888
PolyOne Corp.	629	20,537
PQ Group Holdings, Inc.*	5,522	88,021
Rayonier Advanced Materials, Inc.	7,243	31,362
Sensient Technologies Corp.	2,856	196,064
Stepan Co.	2,613	253,618
Trecora Resources*	3,153	28,440
Tredegar Corp.	3,736	72,927
Trinseo SA	5,791	248,723
Tronox Holdings plc, Class A	7,012	58,200
Valhi, Inc.	4,208	7,995

		2,252,255

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	13,226	293,617
United States Lime & Minerals, Inc.278		21,267

		314,884

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,768	142,770
Greif, Inc., Class B	888	40,457
UFP Technologies, Inc.*	875	33,775

		217,002

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	26,103	59,254
Allegheny Technologies, Inc.*	18,104	366,606
Carpenter Technology Corp.	6,794	350,978
Century Aluminum Co.*	7,318	48,555
Cleveland-Cliffs, Inc.(x)	32,899	237,531
Coeur Mining, Inc.*	31,622	152,102
Commercial Metals Co.	16,929	294,226
Gold Resource Corp.	8,318	25,370
Haynes International, Inc.	1,779	63,759
Hecla Mining Co.	70,229	123,603
Kaiser Aluminum Corp.	1,123	111,143
Materion Corp.	1,758	107,871
Novagold Resources, Inc.*	10,144	61,574
Olympic Steel, Inc.	1,307	18,821
Ramaco Resources, Inc.(x)*	1,166	4,355
Ryerson Holding Corp.*	177	1,510
Sandstorm Gold Ltd.*	114,000	642,960
Schnitzer Steel Industries, Inc., Class A	3,761	77,702
SunCoke Energy, Inc.*	10,834	61,104
Synalloy Corp.	1,205	19,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TimkenSteel Corp.*	5,927	$37,281
Warrior Met Coal, Inc.	7,547	147,317
Wheaton Precious Metals Corp.	2,400	62,976
Worthington Industries, Inc.	4,248	153,140

		3,228,958

Paper & Forest Products (0.3%)
Boise Cascade Co.	4,333	141,212
Clearwater Paper Corp.*	2,334	49,294
Louisiana-Pacific Corp.	15,358	377,500
Neenah, Inc.	415	27,025
PH Glatfelter Co.	6,371	98,050
Schweitzer-Mauduit International, Inc.	4,504	168,630
Verso Corp., Class A*	4,725	58,495

		920,206

Total Materials		6,933,305

Real Estate (12.4%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	11,906	340,273
Agree Realty Corp. (REIT)	5,963	436,193
Alexander & Baldwin, Inc. (REIT)	9,992	244,904
American Finance Trust, Inc. (REIT)(x)	14,569	203,383
Armada Hoffler Properties, Inc. (REIT)	5,081	91,915
Ashford Hospitality Trust, Inc. (REIT)	13,231	43,795
Braemar Hotels & Resorts, Inc. (REIT)	4,292	40,302
BRT Apartments Corp. (REIT)	1,481	21,593
CareTrust REIT, Inc. (REIT)	3,585	84,265
CatchMark Timber Trust, Inc. (REIT), Class A	7,269	77,560
CBL & Associates Properties, Inc. (REIT)(x)	25,599	33,023
Cedar Realty Trust, Inc. (REIT)	13,111	39,333
Chatham Lodging Trust (REIT)	6,382	115,833
CIM Commercial Trust Corp. (REIT)	186	2,883
City Office REIT, Inc. (REIT)	5,569	80,138
Community Healthcare Trust, Inc. (REIT)	1,088	48,470
CoreCivic, Inc. (REIT)	17,134	296,076
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,905	89,954
CorePoint Lodging, Inc. (REIT)	5,592	56,535
DiamondRock Hospitality Co. (REIT)	28,593	293,078
Easterly Government Properties, Inc. (REIT)	8,591	182,988
Equity Commonwealth (REIT)	2,000	68,500
Equity LifeStyle Properties, Inc. (REIT)	19,000	2,538,400
Essential Properties Realty Trust, Inc. (REIT)	9,776	223,968
Farmland Partners, Inc. (REIT)(x)	4,128	27,575
First Industrial Realty Trust, Inc. (REIT)	14,541	575,242
Franklin Street Properties Corp. (REIT)	15,161	128,262
Front Yard Residential Corp. (REIT)	7,242	83,718
Getty Realty Corp. (REIT)	4,868	156,068
Gladstone Commercial Corp. (REIT)	3,213	75,505
Gladstone Land Corp. (REIT)(x)	2,285	27,180
Global Medical REIT, Inc. (REIT)	4,449	50,719
Global Net Lease, Inc. (REIT)	12,285	239,558
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	8,496	247,658
Healthcare Realty Trust, Inc. (REIT)	18,584	622,564
Hersha Hospitality Trust (REIT)	5,194	77,287
Independence Realty Trust, Inc. (REIT)	13,040	186,602
Industrial Logistics Properties Trust (REIT)	9,404	199,835
Investors Real Estate Trust (REIT)	1,649	123,131
iStar, Inc. (REIT)	2,638	34,426
Jernigan Capital, Inc. (REIT)	3,013	58,000
Kite Realty Group Trust (REIT)	12,059	194,753
Lexington Realty Trust (REIT)	33,254	340,854
LTC Properties, Inc. (REIT)	2,831	145,004
Mack-Cali Realty Corp. (REIT)	12,441	269,472
Monmouth Real Estate Investment Corp. (REIT)	11,185	161,176
National Health Investors, Inc. (REIT)	3,432	282,762
New Senior Investment Group, Inc. (REIT)	6,811	45,497
Office Properties Income Trust (REIT)	6,827	209,179
One Liberty Properties, Inc. (REIT)	2,182	60,070
Pebblebrook Hotel Trust (REIT)	18,788	522,682
Pennsylvania REIT (REIT)(x)	5,291	30,265
Physicians Realty Trust (REIT)	26,782	475,381
Piedmont Office Realty Trust,
Inc. (REIT), Class A	17,939	374,566
PotlatchDeltic Corp. (REIT)	9,542	392,033
Preferred Apartment Communities, Inc. (REIT), Class A	6,324	91,382
Retail Opportunity Investments Corp. (REIT)	16,072	292,993
Retail Value, Inc. (REIT)	2,160	80,006
Rexford Industrial Realty, Inc. (REIT)	15,938	701,591
RLJ Lodging Trust (REIT)	24,689	419,466
RPT Realty (REIT)	11,435	154,944
Sabra Health Care REIT, Inc. (REIT)	27,286	626,487
Safehold, Inc. (REIT)(x)	1,438	43,859
Saul Centers, Inc. (REIT)	160	8,722
Senior Housing Properties Trust (REIT)	34,020	314,855
Seritage Growth Properties (REIT), Class A(x)	4,325	183,769
STAG Industrial, Inc. (REIT)	18,399	542,403
Summit Hotel Properties, Inc. (REIT)	14,628	169,685
Sunstone Hotel Investors, Inc. (REIT)	32,280	443,527
Terreno Realty Corp. (REIT)	8,429	430,638
UMH Properties, Inc. (REIT)	772	10,870
Universal Health Realty Income Trust (REIT)	166	17,065
Urban Edge Properties (REIT)	16,727	331,027
Urstadt Biddle Properties, Inc. (REIT), Class A	4,375	103,688
Washington Prime Group, Inc. (REIT)(x)	27,547	114,045
Washington REIT (REIT)	11,653	318,826
Whitestone REIT (REIT)	5,658	77,854
Xenia Hotels & Resorts, Inc. (REIT)	16,307	344,404

		17,892,492

Real Estate Management & Development (5.9%)
Altisource Portfolio Solutions SA(x)*	852	17,227
American Realty Investors, Inc.*	330	5,075
Consolidated-Tomoka Land Co.	713	46,773
Cushman & Wakefield plc*	914	16,936
DREAM Unlimited Corp., Class A	593,000	4,283,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Forestar Group, Inc.*	1,524	$27,859
FRP Holdings, Inc.*	1,028	49,365
Griffin Industrial Realty, Inc.	101	3,833
Howard Hughes Corp. (The)*	86,300	11,184,480
Kennedy-Wilson Holdings, Inc.	8,833	193,619
Marcus & Millichap, Inc.*	411	14,586
Maui Land & Pineapple Co., Inc.*	348	3,786
Newmark Group, Inc., Class A	2,242	20,313
Rafael Holdings, Inc., Class B*	1,508	31,608
RE/MAX Holdings, Inc., Class A	2,592	83,359
Realogy Holdings Corp.(x)	16,689	111,483
St Joe Co. (The)*	5,027	86,112
Stratus Properties, Inc.*	900	26,433
Tejon Ranch Co.*	3,115	52,862
Transcontinental Realty Investors, Inc.*	214	6,645

		16,266,186

Total Real Estate		34,158,678

Utilities (4.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	7,499	655,488
El Paso Electric Co.	4,856	325,740
Genie Energy Ltd., Class B	1,224	9,131
MGE Energy, Inc.	3,243	259,018
Otter Tail Corp.	3,206	172,323
PNM Resources, Inc.	11,513	599,597
Portland General Electric Co.	12,995	732,528

		2,753,825

Gas Utilities (1.9%)
New Jersey Resources Corp.	11,978	541,645
Northwest Natural Holding Co.	3,673	262,032
ONE Gas, Inc.	7,571	727,649
RGC Resources, Inc.	1,078	31,521
Rubis SCA	36,000	2,091,396
South Jersey Industries, Inc.	11,506	378,662
Southwest Gas Holdings, Inc.	6,983	635,732
Spire, Inc.	7,194	627,605

		5,296,242

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	5,911	13,832
Clearway Energy, Inc., Class A	5,118	88,746
Clearway Energy, Inc., Class C	10,492	191,479
Ormat Technologies, Inc.	3,726	276,805
Pattern Energy Group, Inc., Class A	12,756	343,519
Sunnova Energy International, Inc.*	946	10,169
TerraForm Power, Inc., Class A	3,146	57,336

		981,886

Multi-Utilities (0.7%)
Avista Corp.	9,471	458,775
Black Hills Corp.	8,819	676,682
NorthWestern Corp.	7,322	549,516
Unitil Corp.	2,129	135,064

		1,820,037

Water Utilities (0.1%)
AquaVenture Holdings Ltd.*	1,678	32,603
Artesian Resources Corp., Class A	1,131	41,847
Cadiz, Inc.(x)*	1,877	23,444
California Water Service Group	415	21,966
Consolidated Water Co. Ltd.	2,191	36,130
Middlesex Water Co.	325	21,112
SJW Group	1,342	91,645
York Water Co. (The)	225	9,823

		278,570

Total Utilities		11,130,560

Total Common Stocks (95.7%) (Cost $213,014,281)		263,609,797

MASTER LIMITED PARTNERSHIP:
Industrials (2.7%)
Industrial Conglomerates (2.7%)
Icahn Enterprises LP (Cost $5,469,011)	116,300	7,466,460

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)* (Cost $—)	549	74

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	209,573	209,636

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $700,047, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $714,000.(xx)	700,000	700,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $600,042, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $300,017, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $333,901.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,240,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,284,713.(xx)	$2,239,915	$2,239,915

Total Repurchase Agreements		5,839,915

Total Short-Term Investments (2.2%) (Cost $6,049,551)		6,049,551

Total Investments in Securities (100.6%) (Cost $224,532,843)		277,125,882
Other Assets Less Liabilities (-0.6%)		(1,704,280)

Net Assets (100%)		$275,421,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $8,922,091. This was collateralized by $3,449,368 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19 - 5/15/49 and by cash of $5,839,915 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Associated Capital Group, Inc., Class A(x)	189,912	6,708,215	—	(21,696)	3,360	69,089	6,758,968	18,991	—
PennyMac Financial Services, Inc.*	936	19,899	—	—	—	8,537	28,436	—	—
PennyMac Mortgage Investment Trust (REIT)	12,524	167,506	86,630	(8,261)	30	32,504	278,409	9,118	—

Total		6,895,620	86,630	(29,957)	3,390	110,130	7,065,813	28,109	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	24	12/2019	USD	1,830,000	(42,727)

					(42,727)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,050,703	$709,438	$—	$15,760,141
Consumer Discretionary	16,739,852	17,603	—	16,757,455
Consumer Staples	10,346,795	1,670,696	—	12,017,491
Energy	57,648,758	2,066,000	—	59,714,758
Financials	50,230,931	702,736	—	50,933,667
Health Care	6,824,326	—	—	6,824,326
Industrials	23,854,862	6,640,954	—	30,495,816
Information Technology	18,883,600	—	—	18,883,600
Materials	6,933,305	—	—	6,933,305
Real Estate	29,874,846	4,283,832	—	34,158,678
Utilities	9,039,164	2,091,396	—	11,130,560
Master Limited Partnership
Industrials	7,466,460	—	—	7,466,460
Right
Health Care	—	—	74	74
Short-Term Investments
Investment Company	209,636	—	—	209,636
Repurchase Agreements	—	5,839,915	—	5,839,915

Total Assets	$253,103,238	$24,022,570	$74	$277,125,882

Liabilities:
Futures	$(42,727)	$—	$—	$(42,727)

Total Liabilities	$(42,727)	$—	$—	$(42,727)

Total	$253,060,511	$24,022,570	$74	$277,083,155

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,617,625
Aggregate gross unrealized depreciation	(36,844,671)

Net unrealized appreciation	$55,772,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$221,310,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	6,480	$245,203
BCE, Inc.	1,100	53,205
Deutsche Telekom AG (Registered)	8,400	140,941
Nippon Telegraph & Telephone Corp.	1,100	52,454
Singapore Telecommunications Ltd.	32,000	71,772
Swisscom AG (Registered)	180	88,787
Telefonica SA	4,229	32,270
Telenor ASA	3,238	64,973
Telia Co. AB	12,000	53,722
Verizon Communications, Inc.	4,200	253,512

		1,056,839

Interactive Media & Services (0.7%)
Alphabet, Inc., Class A*	160	195,383

Media (0.5%)
Comcast Corp., Class A	1,500	67,620
Omnicom Group, Inc.	500	39,150
Quebecor, Inc., Class B	1,200	27,245

		134,015

Wireless Telecommunication Services (0.8%)
KDDI Corp.	2,500	65,318
NTT DOCOMO, Inc.	2,900	73,838
Rogers Communications, Inc., Class B	2,200	107,156

		246,312

Total Communication Services		1,632,549

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Bridgestone Corp.	600	23,218

Automobiles (0.4%)
General Motors Co.	2,100	78,708
Toyota Motor Corp.	500	33,369

		112,077

Hotels, Restaurants & Leisure (2.0%)
Compass Group plc	2,171	55,869
Darden Restaurants, Inc.	200	23,644
Domino’s Pizza, Inc.	100	24,459
Hilton Worldwide Holdings, Inc.	400	37,244
Marriott International, Inc., Class A	200	24,874
McDonald’s Corp.	400	85,884
Restaurant Brands International, Inc.	400	28,441
Starbucks Corp.	2,100	185,682
Yum! Brands, Inc.	1,100	124,773

		590,870

Household Durables (0.8%)
NVR, Inc.*	10	37,173
Panasonic Corp.	8,000	64,784
Sekisui Chemical Co. Ltd.	2,000	30,946
Sekisui House Ltd.	5,000	98,266

		231,169

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.	900	35,082

Multiline Retail (0.9%)
Dollar General Corp.	500	79,470
Target Corp.	1,000	106,910
Wesfarmers Ltd.	2,747	73,793

		260,173

Specialty Retail (2.5%)
AutoZone, Inc.*	100	108,462
Home Depot, Inc. (The)	1,000	232,020
Industria de Diseno Textil SA	2,400	74,291
Nitori Holdings Co. Ltd.	100	14,622
O’Reilly Automotive, Inc.*	200	79,702
Ross Stores, Inc.	700	76,895
TJX Cos., Inc. (The)	2,600	144,924

		730,916

Textiles, Apparel & Luxury Goods (1.5%)
adidas AG	400	124,537
Gildan Activewear, Inc.	1,000	35,491
LVMH Moet Hennessy Louis Vuitton SE	200	79,490
NIKE, Inc., Class B	1,500	140,880
VF Corp.	600	53,394

		433,792

Total Consumer Discretionary		2,417,297

Consumer Staples (13.5%)
Beverages (3.4%)
Asahi Group Holdings Ltd.	600	29,688
Brown-Forman Corp., Class B	500	31,390
Carlsberg A/S, Class B	200	29,562
Coca-Cola Co. (The)	6,200	337,528
Diageo plc	2,400	98,354
Heineken NV	900	97,271
Kirin Holdings Co. Ltd.	1,000	21,161
PepsiCo, Inc.	2,300	315,330
Pernod Ricard SA	200	35,620

		995,904

Food & Staples Retailing (2.6%)
Alimentation Couche-Tard, Inc., Class B	1,800	55,161
Costco Wholesale Corp.	900	259,299
Koninklijke Ahold Delhaize NV	1,000	25,020
Loblaw Cos. Ltd.	600	34,174
Metro, Inc.	700	30,819
Seven & i Holdings Co. Ltd.	900	34,394
Sysco Corp.	1,600	127,040
Walgreens Boots Alliance, Inc.	1,600	88,496
Walmart, Inc.	400	47,472
Woolworths Group Ltd.	2,300	57,873

		759,748

Food Products (2.6%)
Danone SA	386	34,003
General Mills, Inc.	1,600	88,192
Hershey Co. (The)	500	77,495
Kellogg Co.	1,000	64,350
Lamb Weston Holdings, Inc.	400	29,088
McCormick & Co., Inc. (Non- Voting)	300	46,890
Mondelez International, Inc., Class A	2,800	154,896
Mowi ASA	1,400	32,301
Nestle SA (Registered)	1,891	205,157
Tyson Foods, Inc., Class A	300	25,842

		758,214

Household Products (2.9%)
Church & Dwight Co., Inc.	1,000	75,240
Clorox Co. (The)	300	45,561
Colgate-Palmolive Co.	1,200	88,212
Henkel AG & Co. KGaA
(Preference)(q)	930	92,039
Kimberly-Clark Corp.	1,200	170,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co. (The)	3,000	$373,140

		844,652

Personal Products (2.0%)
Beiersdorf AG	450	53,070
Estee Lauder Cos., Inc. (The), Class A	500	99,475
Kao Corp.	900	66,456
L’Oreal SA	300	84,003
Unilever NV	3,000	180,332
Unilever plc	1,400	84,175

		567,511

Total Consumer Staples		3,926,029

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Chevron Corp.	300	35,580
ConocoPhillips	500	28,490
Enbridge, Inc.	900	31,589
Eni SpA	2,100	32,122
Equinor ASA	2,400	45,652
Exxon Mobil Corp.	2,400	169,464
Neste OYJ	1,800	59,583
TOTAL SA	1,400	73,069

Total Energy		475,549

Financials (19.6%)
Banks (6.4%)
Bank Hapoalim BM*	6,000	47,292
Bank Leumi Le-Israel BM	6,000	42,701
Bank of America Corp.	3,000	87,510
Bank of Montreal	1,400	103,115
Bank of Nova Scotia (The)	1,300	73,839
BB&T Corp.	1,300	69,381
Canadian Imperial Bank of Commerce	700	57,755
Citigroup, Inc.	1,100	75,988
Citizens Financial Group, Inc.	900	31,833
Commonwealth Bank of Australia	800	43,645
DNB ASA	2,000	35,229
Hang Seng Bank Ltd.	2,100	45,281
ING Groep NV	2,904	30,399
JPMorgan Chase & Co.	500	58,845
M&T Bank Corp.	200	31,594
Mizrahi Tefahot Bank Ltd.	1,800	44,738
National Australia Bank Ltd.	1,700	34,078
National Bank of Canada	1,000	49,757
Oversea-Chinese Banking Corp. Ltd.	3,000	23,572
PNC Financial Services Group, Inc. (The)	800	112,128
Royal Bank of Canada	2,200	178,461
Skandinaviska Enskilda Banken AB, Class A	5,000	45,957
SunTrust Banks, Inc.	900	61,920
Svenska Handelsbanken AB, Class A	6,000	56,184
Swedbank AB, Class A	3,200	46,062
Toronto-Dominion Bank (The)	3,800	221,572
United Overseas Bank Ltd.	2,000	37,131
US Bancorp	1,900	105,146

		1,851,113

Capital Markets (3.6%)
Ameriprise Financial, Inc.	400	58,840
ASX Ltd.	800	43,775
Bank of New York Mellon Corp. (The)	1,500	67,815
BlackRock, Inc.	300	133,692
CME Group, Inc.	500	105,670
Deutsche Boerse AG	560	87,527
FactSet Research Systems, Inc.	100	24,297
Hong Kong Exchanges & Clearing Ltd.	800	23,476
Intercontinental Exchange, Inc.	1,600	147,632
Moody’s Corp.	200	40,966
MSCI, Inc.	200	43,550
Northern Trust Corp.	700	65,324
S&P Global, Inc.	600	146,988
T. Rowe Price Group, Inc.	500	57,125

		1,046,677

Consumer Finance (0.7%)
American Express Co.	900	106,452
Capital One Financial Corp.	600	54,588
Discover Financial Services	400	32,436

		193,476

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	1,200	249,624

Insurance (8.1%)
Aflac, Inc.	1,900	99,408
Allianz SE (Registered)	650	151,506
Allstate Corp. (The)	1,300	141,284
Aon plc	800	154,856
Assicurazioni Generali SpA	2,400	46,510
Chubb Ltd.	1,400	226,016
Cincinnati Financial Corp.	300	35,001
Great-West Lifeco, Inc.	1,700	40,817
Hannover Rueck SE	180	30,429
Hartford Financial Services Group, Inc. (The)	700	42,427
Insurance Australia Group Ltd.	5,068	27,023
Intact Financial Corp.	700	70,452
Legal & General Group plc	8,000	24,434
Loews Corp.	500	25,740
Manulife Financial Corp.	3,500	64,196
Marsh & McLennan Cos., Inc.	1,900	190,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	90,564
NN Group NV	635	22,521
Power Corp. of Canada	1,300	29,948
Principal Financial Group, Inc.	600	34,284
Progressive Corp. (The)	1,800	139,050
Sampo OYJ, Class A	1,900	75,547
Sompo Holdings, Inc.	500	20,888
Sun Life Financial, Inc.	3,000	134,143
Tokio Marine Holdings, Inc.	1,800	96,205
Travelers Cos., Inc. (The)	800	118,952
Willis Towers Watson plc	500	96,485
Zurich Insurance Group AG	380	145,444

		2,374,225

Total Financials		5,715,115

Health Care (11.4%)
Biotechnology (0.7%)
Amgen, Inc.	600	116,106
CSL Ltd.	476	75,079

		191,185

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	1,000	83,670
Baxter International, Inc.	1,000	87,470
Coloplast A/S, Class B	300	36,132
Danaher Corp.	800	115,544
Hoya Corp.	500	40,781
IDEXX Laboratories, Inc.*	200	54,386
Intuitive Surgical, Inc.*	100	53,993
Koninklijke Philips NV	1,319	61,100
Medtronic plc	2,500	271,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	200	$28,898
Stryker Corp.	700	151,410
Terumo Corp.	1,000	32,185

		1,017,119

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	300	24,699
Anthem, Inc.	200	48,020
HCA Healthcare, Inc.	400	48,168
Henry Schein, Inc.*	500	31,750
Humana, Inc.	100	25,567
Quest Diagnostics, Inc.	300	32,109
UnitedHealth Group, Inc.	900	195,588

		405,901

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	700	53,641
Mettler-Toledo International, Inc.*	100	70,440
Thermo Fisher Scientific, Inc.	300	87,381
Waters Corp.*	200	44,646

		256,108

Pharmaceuticals (4.9%)
Astellas Pharma, Inc.	3,900	55,493
Chugai Pharmaceutical Co. Ltd.	300	23,306
Eli Lilly & Co.	1,300	145,379
GlaxoSmithKline plc	2,800	60,062
Johnson & Johnson	1,500	194,070
Merck & Co., Inc.	2,600	218,868
Merck KGaA	300	33,794
Novartis AG (Registered)	423	36,678
Novo Nordisk A/S, Class B	1,800	92,537
Otsuka Holdings Co. Ltd.	500	18,682
Pfizer, Inc.	5,700	204,801
Roche Holding AG	590	171,700
Shionogi & Co. Ltd.	500	27,741
Zoetis, Inc.	1,200	149,508

		1,432,619

Total Health Care		3,302,932

Industrials (14.3%)
Aerospace & Defense (3.1%)
Airbus SE	270	35,079
Boeing Co. (The)	300	114,141
CAE, Inc.	1,500	38,110
General Dynamics Corp.	600	109,638
HEICO Corp.	200	24,976
L3Harris Technologies, Inc.	400	83,456
Lockheed Martin Corp.	500	195,030
MTU Aero Engines AG	150	39,859
Northrop Grumman Corp.	500	187,395
United Technologies Corp.	600	81,912

		909,596

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	800	26,721
Expeditors International of Washington, Inc.	1,100	81,719
United Parcel Service, Inc., Class B	1,100	131,802

		240,242

Building Products (0.8%)
Allegion plc	300	31,095
Assa Abloy AB, Class B	1,600	35,611
Daikin Industries Ltd.	200	26,229
Geberit AG (Registered)	150	71,630
Johnson Controls International plc	1,200	52,668
Lennox International, Inc.	100	24,297

		241,530

Commercial Services & Supplies (1.2%)
Cintas Corp.	200	53,620
Copart, Inc.*	500	40,165
Dai Nippon Printing Co. Ltd.	1,000	25,813
Republic Services, Inc.	500	43,275
Secom Co. Ltd.	800	72,938
Waste Management, Inc.	1,000	115,000

		350,811

Construction & Engineering (0.7%)
HOCHTIEF AG	210	23,942
Obayashi Corp.	2,000	19,903
Shimizu Corp.	3,200	28,944
Taisei Corp.	800	30,964
Vinci SA	600	64,625
WSP Global, Inc.	600	35,067

		203,445

Electrical Equipment (0.4%)
Legrand SA	300	21,411
Mitsubishi Electric Corp.	2,000	26,497
Rockwell Automation, Inc.	200	32,960
Schneider Electric SE	400	35,097

		115,965

Industrial Conglomerates (1.6%)
3M Co.	900	147,960
Honeywell International, Inc.	900	152,280
Roper Technologies, Inc.	200	71,320
Siemens AG (Registered)	720	77,103

		448,663

Machinery (1.7%)
Atlas Copco AB, Class A	1,800	55,441
Caterpillar, Inc.	600	75,786
Cummins, Inc.	400	65,068
Illinois Tool Works, Inc.	600	93,894
Ingersoll-Rand plc	700	86,247
Kone OYJ, Class B	1,000	56,939
Sandvik AB	2,000	31,156
Schindler Holding AG	120	26,836

		491,367

Marine (0.2%)
Kuehne + Nagel International AG (Registered)	450	66,279

Professional Services (1.2%)
Experian plc	1,000	31,956
Randstad NV	400	19,658
Recruit Holdings Co. Ltd.	1,000	30,391
SGS SA (Registered)	30	74,365
TransUnion	400	32,444
Verisk Analytics, Inc.	500	79,070
Wolters Kluwer NV	1,200	87,606

		355,490

Road & Rail (1.5%)
Canadian National Railway Co.	1,200	107,749
Central Japan Railway Co.	200	41,101
DSV A/S	400	38,062
East Japan Railway Co.	600	57,212
Kintetsu Group Holdings Co. Ltd.	1,000	52,069
Odakyu Electric Railway Co. Ltd.	2,000	47,870
Tokyu Corp.	2,000	37,512
Union Pacific Corp.	300	48,594

		430,169

Trading Companies & Distributors (0.9%)
Fastenal Co.	1,600	52,272
Ferguson plc	568	41,512
ITOCHU Corp.	2,500	51,584
Marubeni Corp.	3,000	19,913
Mitsubishi Corp.	1,100	26,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	1,700	$27,798
Sumitomo Corp.	2,200	34,345

		254,394

Transportation Infrastructure (0.2%)
Aena SME SA(m)	260	47,609

Total Industrials		4,155,560

Information Technology (12.7%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	3,797	187,610

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	800	77,200
CDW Corp.	400	49,296
Hitachi Ltd.	600	22,324
Keyence Corp.	100	61,873
TE Connectivity Ltd.	800	74,544

		285,237

IT Services (5.2%)
Accenture plc, Class A	1,100	211,585
Amadeus IT Group SA	600	42,979
Automatic Data Processing, Inc.	1,300	209,846
Broadridge Financial Solutions, Inc.	300	37,329
CGI, Inc.*	1,300	102,795
Cognizant Technology Solutions Corp., Class A	1,000	60,265
Fidelity National Information Services, Inc.	600	79,656
Fiserv, Inc.*	1,000	103,590
Fujitsu Ltd.	400	32,018
Jack Henry & Associates, Inc.	300	43,791
Mastercard, Inc., Class A	700	190,099
NTT Data Corp.	2,300	29,653
Paychex, Inc.	1,100	91,047
Visa, Inc., Class A	1,600	275,216

		1,509,869

Semiconductors & Semiconductor Equipment (1.5%)
ASML Holding NV	459	113,690
Intel Corp.	2,900	149,437
Texas Instruments, Inc.	1,300	168,012

		431,139

Software (3.6%)
Adobe, Inc.*	600	165,750
ANSYS, Inc.*	200	44,272
Cadence Design Systems, Inc.*	500	33,040
Citrix Systems, Inc.	300	28,956
Intuit, Inc.	600	159,564
Microsoft Corp.	2,053	285,429
Oracle Corp.	2,400	132,072
SAP SE	1,280	150,507
Synopsys, Inc.*	300	41,175

		1,040,765

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	900	201,573
Canon, Inc.	800	21,327
FUJIFILM Holdings Corp.	600	26,303

		249,203

Total Information Technology		3,703,823

Materials (2.5%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	300	66,558
Celanese Corp.	200	24,458
Chr Hansen Holding A/S	300	25,463
Ecolab, Inc.	1,000	198,040
Givaudan SA (Registered)	36	100,420
Koninklijke DSM NV	309	37,182
Novozymes A/S, Class B	400	16,817
PPG Industries, Inc.	700	82,957
Sherwin-Williams Co. (The)	100	54,987
Symrise AG	500	48,590

		655,472

Containers & Packaging (0.1%)
Ball Corp.	600	43,686

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	23,648

Total Materials		722,806

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
AvalonBay Communities, Inc. (REIT)	700	150,731
CapitaLand Commercial Trust (REIT)	27,000	40,437
CapitaLand Mall Trust (REIT)	22,000	41,862
Dexus (REIT)	6,439	51,848
Equity LifeStyle Properties, Inc. (REIT)	200	26,720
Equity Residential (REIT)	700	60,382
Extra Space Storage, Inc. (REIT)	300	35,046
Federal Realty Investment Trust (REIT)	200	27,228
Goodman Group (REIT)	6,600	63,167
GPT Group (The) (REIT)	15,408	64,062
H&R REIT (REIT)(x)	1,500	26,188
Japan Retail Fund Investment Corp. (REIT)	13	27,485
Mirvac Group (REIT)	22,500	46,470
Prologis, Inc. (REIT)	1,500	127,830
Public Storage (REIT)	300	73,581
Regency Centers Corp. (REIT)	500	34,745
Simon Property Group, Inc. (REIT)	800	124,520
United Urban Investment Corp. (REIT)	15	28,717
Vornado Realty Trust (REIT)	300	19,101

		1,070,120

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	700	37,107
Daito Trust Construction Co. Ltd.	200	25,544
Daiwa House Industry Co. Ltd.	1,000	32,425
First Capital Realty, Inc. (REIT)	1,900	31,651
Mitsubishi Estate Co. Ltd.	2,000	38,548
Mitsui Fudosan Co. Ltd.	1,000	24,777
Swiss Prime Site AG (Registered)*	273	26,711

		216,763

Total Real Estate		1,286,883

Utilities (5.3%)
Electric Utilities (1.6%)
Chubu Electric Power Co., Inc.	3,900	56,448
Enel SpA	17,000	126,943
Eversource Energy	1,700	145,299
Orsted A/S(m)	417	38,754
Red Electrica Corp. SA	3,000	60,934
Terna Rete Elettrica Nazionale SpA	6,000	38,545

		466,923

Gas Utilities (0.9%)
Atmos Energy Corp.	600	68,334
Hong Kong & China Gas Co. Ltd.	21,296	41,518
Naturgy Energy Group SA	1,970	52,263
Snam SpA	6,000	30,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Gas Co. Ltd.	2,000	$50,395

		242,815

Multi-Utilities (2.3%)
CenterPoint Energy, Inc.	1,800	54,324
CMS Energy Corp.	1,300	83,135
Consolidated Edison, Inc.	1,500	141,705
E.ON SE	8,640	83,991
Engie SA	1,600	26,124
National Grid plc	3,500	37,952
Public Service Enterprise Group, Inc.	1,400	86,912
Sempra Energy	1,100	162,371

		676,514

Water Utilities (0.5%)
American Water Works Co., Inc.	900	111,807
Severn Trent plc	1,200	31,944

		143,751

Total Utilities		1,530,003

Total Common Stocks (99.2%) (Cost $23,627,522)		28,868,546

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $4,234, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $4,319.(xx)	$4,234	4,234
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $3,514, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $3,584.(xx)	3,514	3,514
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,716, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,910.(xx)	1,716	1,716
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $15,377, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $15,684.(xx)	15,376	15,376

Total Repurchase Agreements		24,840

Total Short-Term Investments (0.1%) (Cost $24,840)		24,840

Total Investments in Securities (99.3%) (Cost $23,652,362)		28,893,386
Other Assets Less Liabilities (0.7%)		200,037

Net Assets (100%)		$29,093,423

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $86,363 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)	At September 30, 2019, the Portfolio had loaned securities with a total value of $23,636. This was collateralized by cash of $24,840 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	2.0%
Canada	6.1
Denmark	0.9
Finland	0.7
France	1.7
Germany	4.3
Hong Kong	0.4
Israel	0.5
Italy	0.9
Japan	7.1
Netherlands	1.7
Norway	0.6
Singapore	0.7
Spain	1.1
Sweden	1.1
Switzerland	3.5
United Kingdom	2.1
United States	63.9
Cash and Other	0.7

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$988,474	$644,075	$—	$1,632,549
Consumer Discretionary	1,744,112	673,185	—	2,417,297
Consumer Staples	2,665,550	1,260,479	—	3,926,029
Energy	265,123	210,426	—	475,549
Financials	4,296,997	1,418,118	—	5,715,115
Health Care	2,537,662	765,270	—	3,302,932
Industrials	2,489,010	1,666,550	—	4,155,560
Information Technology	3,203,149	500,674	—	3,703,823
Materials	470,686	252,120	—	722,806
Real Estate	774,830	512,053	—	1,286,883
Utilities	853,887	676,116	—	1,530,003
Short-Term Investments
Repurchase Agreements	—	24,840	—	24,840

Total Assets	$20,289,480	$8,603,906	$—	$28,893,386

Total Liabilities	$—	$—	$—	$—

Total	$20,289,480	$8,603,906	$—	$28,893,386

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,624,734
Aggregate gross unrealized depreciation	(399,625)

Net unrealized appreciation	$5,225,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,668,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.9%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	12,311	$153,641
Cincinnati Bell, Inc.*	550	2,789
Verizon Communications, Inc.	51,917	3,133,710

		3,290,140

Entertainment (2.6%)
Netflix, Inc.*	5,489	1,468,966
Walt Disney Co. (The)	22,592	2,944,190

		4,413,156

Interactive Media & Services (8.9%)
Alphabet, Inc., Class A*	3,759	4,590,265
Alphabet, Inc., Class C*	3,935	4,796,765
Facebook, Inc., Class A*	30,160	5,370,893

		14,757,923

Media (0.4%)
Discovery, Inc., Class A(x)*	1,977	52,647
Discovery, Inc., Class C*	4,553	112,095
John Wiley & Sons, Inc., Class A	555	24,387
Liberty Global plc, Class A*	2,046	50,639
Liberty Global plc, Class C*	5,233	124,493
New York Times Co. (The), Class A(x)	1,861	53,001
Omnicom Group, Inc.	2,758	215,951
Scholastic Corp.	385	14,538

		647,751

Wireless Telecommunication Services (0.0%)
Sprint Corp.*	10,271	63,372

Total Communication Services		23,172,342

Consumer Discretionary (9.5%)
Auto Components (0.3%)
Aptiv plc	3,246	283,765
Autoliv, Inc.(x)	1,050	82,824
BorgWarner, Inc.	2,577	94,525

		461,114

Automobiles (0.3%)
Harley-Davidson, Inc.	2,010	72,300
Tesla, Inc.(x)*	1,641	395,267

		467,567

Distributors (0.1%)
LKQ Corp.*	3,932	123,661
Pool Corp.	498	100,447

		224,108

Hotels, Restaurants & Leisure (3.0%)
Aramark	3,094	134,837
Choice Hotels International, Inc.	457	40,655
Darden Restaurants, Inc.	1,546	182,768
Domino’s Pizza, Inc.	488	119,360
Hilton Worldwide Holdings, Inc.	3,481	324,116
Jack in the Box, Inc.	293	26,698
Marriott International, Inc., Class A	3,548	441,265
McDonald’s Corp.	9,585	2,057,995
Royal Caribbean Cruises Ltd.	2,242	242,876
Starbucks Corp.	15,205	1,344,426
Vail Resorts, Inc.	506	115,145

		5,030,141

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	282	5,386
Garmin Ltd.	1,677	142,025
La-Z-Boy, Inc.	604	20,289
Meritage Homes Corp.*	441	31,024
Mohawk Industries, Inc.*	774	96,030
Newell Brands, Inc.	5,034	94,237
Tupperware Brands Corp.	647	10,268
Whirlpool Corp.	795	125,896

		525,155

Internet & Direct Marketing Retail (0.6%)
Booking Holdings, Inc.*	543	1,065,697

Leisure Products (0.2%)
Callaway Golf Co.	1,102	21,390
Hasbro, Inc.	1,496	177,560
Mattel, Inc.(x)*	4,375	49,831

		248,781

Multiline Retail (0.1%)
Kohl’s Corp.	2,043	101,455
Nordstrom, Inc.	1,355	45,623

		147,078

Specialty Retail (3.2%)
AutoNation, Inc.*	668	33,868
Best Buy Co., Inc.	3,024	208,626
Buckle, Inc. (The)(x)	330	6,798
Caleres, Inc.	572	13,391
CarMax, Inc.*	2,082	183,216
Foot Locker, Inc.	1,410	60,856
GameStop Corp., Class A(x)	1,133	6,254
Gap, Inc. (The)	2,890	50,170
Home Depot, Inc. (The)	13,812	3,204,660
Lowe’s Cos., Inc.	9,980	1,097,401
Office Depot, Inc.	6,475	11,364
Signet Jewelers Ltd.	653	10,944
Tiffany & Co.	1,372	127,088
Tractor Supply Co.	1,513	136,836
Ulta Beauty, Inc.*	696	174,452

		5,325,924

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	1,902	63,070
Columbia Sportswear Co.	386	37,399
Deckers Outdoor Corp.*	360	53,049
Hanesbrands, Inc.	4,572	70,043
NIKE, Inc., Class B	15,776	1,481,682
PVH Corp.	942	83,113
Under Armour, Inc., Class A*	2,388	47,617
Under Armour, Inc., Class C*	2,440	44,237
VF Corp.	4,229	376,339
Wolverine World Wide, Inc.	1,114	31,482

		2,288,031

Total Consumer Discretionary		15,783,596

Consumer Staples (7.7%)
Beverages (1.7%)
Coca-Cola Co. (The)	50,876	2,769,690

Food & Staples Retailing (0.5%)
Kroger Co. (The)	10,104	260,481
Sysco Corp.	6,139	487,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Natural Foods, Inc.*	686	$7,903

		755,821

Food Products (1.9%)
Archer-Daniels-Midland Co.	7,023	288,435
Bunge Ltd.	1,788	101,237
Campbell Soup Co.	2,070	97,124
Darling Ingredients, Inc.*	2,081	39,809
General Mills, Inc.	7,534	415,274
Hain Celestial Group, Inc. (The)*	1,188	25,512
Hormel Foods Corp.(x)	3,720	162,676
Ingredion, Inc.	842	68,825
JM Smucker Co. (The)	1,429	157,219
Kellogg Co.	3,218	207,078
Kraft Heinz Co. (The)	8,400	234,654
Lamb Weston Holdings, Inc.	1,835	133,441
McCormick & Co., Inc. (Non- Voting)	1,533	239,608
Mondelez International, Inc., Class A	18,075	999,909

		3,170,801

Household Products (3.3%)
Clorox Co. (The)	1,598	242,688
Colgate-Palmolive Co.	10,238	752,595
Kimberly-Clark Corp.	4,322	613,940
Procter & Gamble Co. (The)	31,488	3,916,478

		5,525,701

Personal Products (0.3%)
Avon Products, Inc.*	5,398	23,751
Estee Lauder Cos., Inc. (The), Class A	2,756	548,306

		572,057

Total Consumer Staples		12,794,070

Energy (3.3%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	7,932	184,022
Core Laboratories NV(x)	556	25,921
National Oilwell Varco, Inc.	4,874	103,329
Schlumberger Ltd.	17,411	594,934
TechnipFMC plc	5,381	129,897

		1,038,103

Oil, Gas & Consumable Fuels (2.7%)
Apache Corp.	4,687	119,987
Cheniere Energy, Inc.*	2,898	182,748
ConocoPhillips	14,187	808,375
Denbury Resources, Inc.(x)*	5,843	6,953
Devon Energy Corp.	5,200	125,112
EQT Corp.	3,187	33,910
Hess Corp.	3,441	208,112
Marathon Oil Corp.	10,316	126,577
Marathon Petroleum Corp.	8,305	504,529
Noble Energy, Inc.	6,038	135,614
Occidental Petroleum Corp.	11,250	500,288
ONEOK, Inc.	5,171	381,051
Phillips 66	5,706	584,294
Pioneer Natural Resources Co.	2,113	265,752
QEP Resources, Inc.	3,066	11,344
Southwestern Energy Co.(x)*	7,167	13,832
Valero Energy Corp.	5,231	445,890

		4,454,368

Total Energy		5,492,471

Financials (9.3%)
Banks (1.9%)
Bank of Hawaii Corp.	524	45,027
BB&T Corp.	9,629	513,900
Cathay General Bancorp	952	33,068
CIT Group, Inc.	1,207	54,689
Citizens Financial Group, Inc.	5,742	203,095
Comerica, Inc.	1,931	127,427
First Republic Bank	2,098	202,877
Heartland Financial USA, Inc.	419	18,746
International Bancshares Corp.	675	26,069
KeyCorp	12,629	225,301
M&T Bank Corp.	1,626	256,859
Old National Bancorp	2,016	34,685
People’s United Financial, Inc.	5,038	78,769
PNC Financial Services Group, Inc. (The)‡	5,666	794,147
Regions Financial Corp.	12,674	200,503
Signature Bank	688	82,023
SVB Financial Group*	653	136,444
Umpqua Holdings Corp.	2,705	44,524
Zions Bancorp NA	2,287	101,817

		3,179,970

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,681	247,275
Bank of New York Mellon Corp. (The)	10,834	489,805
BlackRock, Inc.‡	1,454	647,961
Charles Schwab Corp. (The)	15,103	631,758
CME Group, Inc.	4,492	949,339
FactSet Research Systems, Inc.	483	117,354
Franklin Resources, Inc.	3,795	109,524
Intercontinental Exchange, Inc.	7,076	652,903
Invesco Ltd.	5,007	84,819
Legg Mason, Inc.	1,074	41,016
Moody’s Corp.	2,142	438,746
Northern Trust Corp.	2,594	242,072
S&P Global, Inc.	3,091	757,233
State Street Corp.	4,674	276,654
T. Rowe Price Group, Inc.	2,965	338,751
TD Ameritrade Holding Corp.	3,464	161,769

		6,186,979

Consumer Finance (0.7%)
Ally Financial, Inc.	4,969	164,772
American Express Co.	8,911	1,053,993

		1,218,765

Diversified Financial Services (0.1%)
Voya Financial, Inc.	1,809	98,482

Insurance (2.8%)
Allstate Corp. (The)	4,188	455,152
Arthur J Gallagher & Co.	2,339	209,504
Chubb Ltd.	5,744	927,311
Hartford Financial Services Group, Inc. (The)	4,528	274,442
Loews Corp.	3,437	176,937
Marsh & McLennan Cos., Inc.	6,427	643,021
Principal Financial Group, Inc.	3,505	200,276
Progressive Corp. (The)	7,340	567,015
Prudential Financial, Inc.	5,097	458,475
Travelers Cos., Inc. (The)	3,284	488,298
Willis Towers Watson plc	1,618	312,226

		4,712,657

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	5,913	74,208

Total Financials		15,471,061

Health Care (10.6%)
Biotechnology (3.6%)
AbbVie, Inc.	18,558	1,405,212
Amgen, Inc.	7,657	1,481,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen, Inc.*	2,431	$565,985
BioMarin Pharmaceutical, Inc.*	2,244	151,246
Celgene Corp.*	8,847	878,507
Gilead Sciences, Inc.	15,960	1,011,545
Vertex Pharmaceuticals, Inc.*	3,220	545,532

		6,039,733

Health Care Equipment & Supplies (1.7%)
ABIOMED, Inc.*	569	101,219
Align Technology, Inc.*	954	172,598
Becton Dickinson and Co.	3,383	855,764
Cooper Cos., Inc. (The)	619	183,843
Dentsply Sirona, Inc.	2,931	156,251
Edwards Lifesciences Corp.*	2,614	574,845
Hologic, Inc.*	3,367	170,000
IDEXX Laboratories, Inc.*	1,082	294,228
ResMed, Inc.	1,797	242,793
Varian Medical Systems, Inc.*	1,142	136,001

		2,887,542

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	1,975	162,602
Cardinal Health, Inc.	3,737	176,349
Centene Corp.*	5,187	224,390
Cigna Corp.	4,759	722,369
HCA Healthcare, Inc.	3,444	414,726
Henry Schein, Inc.*	1,884	119,634
Humana, Inc.	1,696	433,616
Laboratory Corp. of America Holdings*	1,238	207,984
MEDNAX, Inc.*	1,124	25,425
Patterson Cos., Inc.	1,097	19,548
Quest Diagnostics, Inc.	1,691	180,988
Select Medical Holdings Corp.*	1,453	24,076

		2,711,707

Health Care Technology (0.2%)
Cerner Corp.	4,075	277,793

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,969	304,145
Bio-Techne Corp.	478	93,530
IQVIA Holdings, Inc.*	2,107	314,744
Mettler-Toledo International, Inc.*	311	219,068
Waters Corp.*	870	194,210

		1,125,697

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	20,526	1,040,873
Jazz Pharmaceuticals plc*	709	90,851
Merck & Co., Inc.	32,320	2,720,698
Zoetis, Inc.	6,003	747,914

		4,600,336

Total Health Care		17,642,808

Industrials (9.3%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,296	106,583
Wesco Aircraft Holdings, Inc.*	616	6,782

		113,365

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,721	145,906
Echo Global Logistics, Inc.*	316	7,157
Expeditors International of Washington, Inc.	2,166	160,912
United Parcel Service, Inc., Class B	8,753	1,048,785

		1,362,760

Airlines (0.1%)
Delta Air Lines, Inc.	2,050	118,080
Southwest Airlines Co.	1,691	91,331

		209,411

Building Products (0.7%)
Allegion plc	1,173	121,581
AO Smith Corp.	1,782	85,019
Builders FirstSource, Inc.*	1,407	28,949
Fortune Brands Home & Security, Inc.	1,753	95,889
Johnson Controls International plc	10,008	439,251
Lennox International, Inc.	447	108,608
Masco Corp.	3,678	153,299
Owens Corning	1,353	85,510

		1,118,106

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,279	12,624
Copart, Inc.*	2,584	207,573
Deluxe Corp.	534	26,251
HNI Corp.	559	19,844
Interface, Inc.	734	10,599
Knoll, Inc.	630	15,971
RR Donnelley & Sons Co.	1,015	3,827
Steelcase, Inc., Class A	1,049	19,302
Team, Inc.(x)*	362	6,534
Tetra Tech, Inc.	698	60,558

		383,083

Construction & Engineering (0.1%)
EMCOR Group, Inc.	705	60,715
Granite Construction, Inc.	585	18,796
Quanta Services, Inc.	1,803	68,153

		147,664

Electrical Equipment (0.5%)
Acuity Brands, Inc.	495	66,721
Eaton Corp. plc	5,304	441,028
Rockwell Automation, Inc.	1,482	244,233
Sensata Technologies Holding plc*	2,044	102,323

		854,305

Industrial Conglomerates (1.0%)
3M Co.	7,236	1,189,598
Roper Technologies, Inc.	1,306	465,720

		1,655,318

Machinery (3.1%)
AGCO Corp.	819	61,998
Caterpillar, Inc.	7,179	906,779
Cummins, Inc.	1,882	306,145
Deere & Co.	3,778	637,273
Dover Corp.	1,823	181,498
Flowserve Corp.	1,659	77,492
Fortive Corp.	3,794	260,117
Graco, Inc.	2,076	95,579
Illinois Tool Works, Inc.	4,090	640,044
Ingersoll-Rand plc	3,032	373,573
Lincoln Electric Holdings, Inc.	749	64,983
Meritor, Inc.*	943	17,446
Middleby Corp. (The)*	692	80,895
PACCAR, Inc.	4,361	305,314
Parker-Hannifin Corp.	1,610	290,782
Snap-on, Inc.	700	109,578
Stanley Black & Decker, Inc.	1,906	275,245
Tennant Co.	227	16,049
Timken Co. (The)	874	38,028
WABCO Holdings, Inc.*	647	86,536
Wabtec Corp.	2,285	164,200
Xylem, Inc.	2,265	180,339

		5,169,893

Professional Services (0.5%)
ASGN, Inc.*	657	41,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Exponent, Inc.	642	$44,876
Heidrick & Struggles International, Inc.	257	7,016
ICF International, Inc.	240	20,273
IHS Markit Ltd.*	4,758	318,215
Kelly Services, Inc., Class A	381	9,228
ManpowerGroup, Inc.	761	64,107
Navigant Consulting, Inc.	493	13,779
Resources Connection, Inc.	406	6,898
Robert Half International, Inc.	1,500	83,490
TransUnion	2,345	190,203
TrueBlue, Inc.*	492	10,381

		809,765

Road & Rail (1.8%)
AMERCO	111	43,294
ArcBest Corp.	305	9,287
Avis Budget Group, Inc.*	777	21,958
CSX Corp.	9,647	668,248
Genesee & Wyoming, Inc., Class A*	709	78,352
Hertz Global Holdings, Inc.*	1,069	14,795
Kansas City Southern	1,266	168,391
Norfolk Southern Corp.	3,337	599,525
Ryder System, Inc.	667	34,531
Union Pacific Corp.	8,886	1,439,354

		3,077,735

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,332	55,704
Applied Industrial Technologies, Inc.	474	26,923
Fastenal Co.	7,183	234,669
H&E Equipment Services, Inc.	391	11,284
HD Supply Holdings, Inc.*	2,139	83,795
United Rentals, Inc.*	987	123,020
WW Grainger, Inc.	594	176,507

		711,902

Total Industrials		15,613,307

Information Technology (27.0%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	53,737	2,655,145
CommScope Holding Co., Inc.*	2,432	28,600
F5 Networks, Inc.*	749	105,175
Motorola Solutions, Inc.	2,074	353,431
Plantronics, Inc.	435	16,234

		3,158,585

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	2,148	105,531
Corning, Inc.	9,884	281,892
Flex Ltd.*	6,528	68,316
Itron, Inc.*	436	32,247
Keysight Technologies, Inc.*	2,357	229,218
TE Connectivity Ltd.	4,225	393,685
Trimble, Inc.*	3,140	121,863

		1,232,752

IT Services (6.9%)
Accenture plc, Class A	8,007	1,540,146
Automatic Data Processing, Inc.	5,460	881,353
Cognizant Technology Solutions Corp., Class A	7,135	429,991
International Business Machines Corp.	11,130	1,618,525
Mastercard, Inc., Class A	11,409	3,098,342
Visa, Inc., Class A	21,830	3,754,978
Western Union Co. (The)	5,375	124,539

		11,447,874

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	12,924	374,667
Analog Devices, Inc.	4,647	519,209
Applied Materials, Inc.	11,745	586,076
Intel Corp.	56,201	2,896,038
Lam Research Corp.	1,886	435,873
Microchip Technology, Inc.	2,982	277,058
NVIDIA Corp.	7,263	1,264,270
Skyworks Solutions, Inc.	2,164	171,497
Texas Instruments, Inc.	11,778	1,522,189

		8,046,877

Software (12.2%)
Adobe, Inc.*	6,125	1,692,031
ANSYS, Inc.*	1,051	232,649
Autodesk, Inc.*	2,770	409,129
Cadence Design Systems, Inc.*	3,536	233,659
Citrix Systems, Inc.	1,659	160,127
Fortinet, Inc.*	1,817	139,473
Intuit, Inc.	3,252	864,837
Microsoft Corp.	91,384	12,705,118
Oracle Corp.	30,032	1,652,661
salesforce.com, Inc.*	10,438	1,549,417
Symantec Corp.	7,743	182,967
Teradata Corp.*	1,450	44,950
VMware, Inc., Class A	1,039	155,912
Workday, Inc., Class A*	2,039	346,548

		20,369,478

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,953	101,283
Hewlett Packard Enterprise Co.	16,773	254,446
HP, Inc.	18,958	358,685
Xerox Holdings Corp.	2,556	76,450

		790,864

Total Information Technology .		45,046,430

Materials (3.1%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	2,767	613,887
Albemarle Corp.(x)	1,330	92,462
Axalta Coating Systems Ltd.*	2,656	80,078
Ecolab, Inc.	3,261	645,808
HB Fuller Co.	654	30,450
International Flavors & Fragrances, Inc.(x)	1,276	156,552
Linde plc	6,814	1,320,008
Minerals Technologies, Inc.	449	23,837
Mosaic Co. (The)	4,561	93,501
PPG Industries, Inc.	2,958	350,553
Sherwin-Williams Co. (The)	1,044	574,064

		3,981,200

Containers & Packaging (0.3%)
Avery Dennison Corp.	1,066	121,066
Ball Corp.	4,004	291,531
Sealed Air Corp.	1,953	81,069
Sonoco Products Co.	1,267	73,752

		567,418

Metals & Mining (0.4%)
Compass Minerals International, Inc.	427	24,121
Newmont Goldcorp Corp.	10,307	390,842
Nucor Corp.	3,824	194,680
Schnitzer Steel Industries, Inc., Class A	317	6,549

		616,192

Paper & Forest Products (0.0%)
Domtar Corp.	788	28,218

Total Materials		5,193,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
American Tower Corp. (REIT)	5,549	$1,227,050
AvalonBay Communities, Inc. (REIT)	1,754	377,689
Boston Properties, Inc. (REIT)	1,935	250,892
Corporate Office Properties Trust (REIT)	1,408	41,930
Digital Realty Trust, Inc. (REIT)	2,609	338,674
Duke Realty Corp. (REIT)	4,491	152,559
Equinix, Inc. (REIT)	1,057	609,678
Equity Residential (REIT)	4,661	402,058
Federal Realty Investment Trust (REIT)	934	127,155
HCP, Inc. (REIT)	6,026	214,706
Host Hotels & Resorts, Inc. (REIT) .	9,328	161,281
Iron Mountain, Inc. (REIT)	3,619	117,219
Liberty Property Trust (REIT)	1,873	96,141
Macerich Co. (The) (REIT)(x)	1,416	44,732
PotlatchDeltic Corp. (REIT)	858	35,251
Prologis, Inc. (REIT)	7,929	675,709
SBA Communications Corp. (REIT)	1,419	342,192
Simon Property Group, Inc. (REIT)	3,884	604,545
UDR, Inc. (REIT)	3,529	171,086
Vornado Realty Trust (REIT)	2,143	136,445
Weyerhaeuser Co. (REIT)	9,370	259,549

		6,386,541

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,001	212,093
Jones Lang LaSalle, Inc.	652	90,667
Realogy Holdings Corp.(x)	1,538	10,274

		313,034

Total Real Estate		6,699,575

Utilities (2.1%)
Electric Utilities (0.5%)
Alliant Energy Corp.	2,962	159,740
Eversource Energy	3,981	340,256
OGE Energy Corp.	2,507	113,768
PPL Corp.	9,081	285,961

		899,725

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,106	50,013
Northwest Natural Holding Co.	366	26,111
UGI Corp.	2,615	131,456

		207,580

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,305	135,704
Ormat Technologies, Inc.	477	35,436

		171,140

Multi-Utilities (1.2%)
Avista Corp.	836	40,496
CenterPoint Energy, Inc.	6,308	190,375
CMS Energy Corp.	3,557	227,470
Consolidated Edison, Inc.	4,116	388,839
MDU Resources Group, Inc.	2,474	69,742
NiSource, Inc.	4,660	139,427
Sempra Energy	3,449	509,107
WEC Energy Group, Inc.	3,953	375,930

		1,941,386

Water Utilities (0.2%)
American Water Works Co., Inc.	2,273	282,375

Total Utilities		3,502,206

Total Common Stocks (99.8%) (Cost $107,585,404)		166,410,894

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $77,562, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $79,108.(xx)	$77,557	$77,557
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $64,376, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $65,660.(xx)	64,372	64,372
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $31,431, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $34,981.(xx)	31,429	31,429
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $230,379, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $234,971.(xx)	230,364	230,364

Total Repurchase Agreements		403,722

Total Short-Term Investments (0.2%) (Cost $403,722)		403,722

Total Investments in Securities (100.0%) (Cost $107,989,126)		166,814,616
Other Assets Less Liabilities (0.0%)		(30,861)

Net Assets (100%)		$166,783,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $963,247. This was collateralized by $586,263 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 11/15/48 and by cash of $403,722 which was subsequently invested in joint repurchase agreements.

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,454	620,656	20,513	(75,902)	5,718	76,976	647,961	14,695	—
PNC Financial Services Group, Inc. (The)	5,666	716,307	18,686	(77,790)	7,373	129,571	794,147	18,031	—

Total		1,336,963	39,199	(153,692)	13,091	206,547	1,442,108	32,726	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,172,342	$—	$—	$23,172,342
Consumer Discretionary	15,783,596	—	—	15,783,596
Consumer Staples	12,794,070	—	—	12,794,070
Energy	5,492,471	—	—	5,492,471
Financials	15,471,061	—	—	15,471,061
Health Care	17,642,808	—	—	17,642,808
Industrials	15,613,307	—	—	15,613,307
Information Technology	45,046,430	—	—	45,046,430
Materials	5,193,028	—	—	5,193,028
Real Estate	6,699,575	—	—	6,699,575
Utilities	3,502,206	—	—	3,502,206
Short-Term Investments
Repurchase Agreements	—	403,722	—	403,722

Total Assets	$166,410,894	$403,722	$—	$166,814,616

Total Liabilities	$—	$—	$—	$—

Total	$166,410,894	$403,722	$—	$166,814,616

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,117,559
Aggregate gross unrealized depreciation	(5,232,600)

Net unrealized appreciation	$58,884,959

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,929,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	847,837	$32,082,152
CenturyLink, Inc.	113,372	1,414,883
Verizon Communications, Inc.	479,858	28,964,229

		62,461,264

Entertainment (1.6%)
Activision Blizzard, Inc.	88,940	4,706,705
Electronic Arts, Inc.*	34,143	3,339,868
Netflix, Inc.*	50,829	13,602,857
Take-Two Interactive Software, Inc.*	13,096	1,641,453
Viacom, Inc., Class B	41,435	995,683
Walt Disney Co. (The)	209,026	27,240,268

		51,526,834

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	34,780	42,471,249
Alphabet, Inc., Class C*	35,067	42,746,673
Facebook, Inc., Class A*	279,177	49,715,840
TripAdvisor, Inc.*	12,708	491,546
Twitter, Inc.*	89,674	3,694,569

		139,119,877

Media (1.3%)
CBS Corp. (Non-Voting), Class B	37,388	1,509,353
Charter Communications, Inc., Class A*	18,752	7,728,074
Comcast Corp., Class A	526,086	23,715,957
Discovery, Inc., Class A(x)*	19,111	508,926
Discovery, Inc., Class C*	40,673	1,001,369
DISH Network Corp., Class A*	28,644	975,901
Fox Corp., Class A	40,690	1,283,159
Fox Corp., Class B	18,386	579,895
Interpublic Group of Cos., Inc. (The)	45,264	975,892
News Corp., Class A	43,522	605,826
News Corp., Class B	14,802	211,595
Omnicom Group, Inc.	25,144	1,968,775

		41,064,722

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	36,672	2,888,653

Total Communication Services		297,061,350

Consumer Discretionary (9.1%)
Auto Components (0.1%)
Aptiv plc	29,605	2,588,069
BorgWarner, Inc.	24,143	885,565

		3,473,634

Automobiles (0.3%)
Ford Motor Co.	454,893	4,166,820
General Motors Co.	145,639	5,458,550
Harley-Davidson, Inc.	18,278	657,459

		10,282,829

Distributors (0.1%)
Genuine Parts Co.	17,014	1,694,424
LKQ Corp.*	35,233	1,108,078

		2,802,502

Diversified Consumer Services (0.0%)
H&R Block, Inc.	23,462	554,172

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	46,353	2,026,090
Chipotle Mexican Grill, Inc.*	2,960	2,487,791
Darden Restaurants, Inc.	14,266	1,686,526
Hilton Worldwide Holdings, Inc.	33,216	3,092,742
Marriott International, Inc., Class A	31,697	3,942,156
McDonald’s Corp.	88,125	18,921,319
MGM Resorts International	60,636	1,680,830
Norwegian Cruise Line Holdings Ltd.*	24,909	1,289,539
Royal Caribbean Cruises Ltd.	19,890	2,154,684
Starbucks Corp.	138,946	12,285,605
Wynn Resorts Ltd.	11,153	1,212,554
Yum! Brands, Inc.	35,260	3,999,542

		54,779,378

Household Durables (0.4%)
DR Horton, Inc.	39,630	2,088,897
Garmin Ltd.	16,443	1,392,558
Leggett & Platt, Inc.	14,815	606,526
Lennar Corp., Class A	32,407	1,809,931
Mohawk Industries, Inc.*	6,896	855,587
Newell Brands, Inc.	44,356	830,344
NVR, Inc.*	399	1,483,223
PulteGroup, Inc.	30,451	1,112,984
Whirlpool Corp.	7,525	1,191,659

		11,371,709

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	48,243	83,745,506
Booking Holdings, Inc.*	4,998	9,809,125
eBay, Inc.	91,481	3,565,930
Expedia Group, Inc.	16,230	2,181,474

		99,302,035

Leisure Products (0.1%)
Hasbro, Inc.	13,632	1,617,982

Multiline Retail (0.5%)
Dollar General Corp.	29,898	4,751,988
Dollar Tree, Inc.*	27,400	3,127,984
Kohl’s Corp.	18,185	903,067
Macy’s, Inc.	36,269	563,620
Nordstrom, Inc.(x)	12,754	429,427
Target Corp.	59,297	6,339,443

		16,115,529

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	8,295	1,371,993
AutoZone, Inc.*	2,906	3,151,906
Best Buy Co., Inc.	26,427	1,823,199
CarMax, Inc.*	19,112	1,681,856
Gap, Inc. (The)	26,674	463,061
Home Depot, Inc. (The)	127,069	29,482,549
L Brands, Inc.	26,206	513,375
Lowe’s Cos., Inc.	89,498	9,841,200
O’Reilly Automotive, Inc.*	8,881	3,539,167
Ross Stores, Inc.	42,414	4,659,178
Tiffany & Co.	12,316	1,140,831
TJX Cos., Inc. (The)	140,382	7,824,893
Tractor Supply Co.	13,632	1,232,878
Ulta Beauty, Inc.*	6,729	1,686,624

		68,412,710

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	17,242	571,745
Hanesbrands, Inc.	39,835	610,272
NIKE, Inc., Class B	145,097	13,627,510
PVH Corp.	8,887	784,100
Ralph Lauren Corp.	6,192	591,150
Tapestry, Inc.	34,212	891,223
Under Armour, Inc., Class A*	24,344	485,420
Under Armour, Inc., Class C*	20,964	380,077
VF Corp.	37,790	3,362,932

		21,304,429

Total Consumer Discretionary		290,016,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.8%)
Beverages (1.7%)
Brown-Forman Corp., Class B	20,599	$1,293,205
Coca-Cola Co. (The)	446,631	24,314,592
Constellation Brands, Inc., Class A	19,463	4,034,291
Molson Coors Brewing Co., Class B	21,584	1,241,080
Monster Beverage Corp.*	44,907	2,607,300
PepsiCo, Inc.	162,256	22,245,297

		55,735,765

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	51,099	14,722,133
Kroger Co. (The)	92,736	2,390,734
Sysco Corp.	59,529	4,726,602
Walgreens Boots Alliance, Inc.	87,971	4,865,676
Walmart, Inc.	165,076	19,591,220

		46,296,365

Food Products (1.1%)
Archer-Daniels-Midland Co.	64,508	2,649,343
Campbell Soup Co.	19,993	938,072
Conagra Brands, Inc.	56,470	1,732,500
General Mills, Inc.	69,995	3,858,124
Hershey Co. (The)	17,308	2,682,567
Hormel Foods Corp.(x)	32,596	1,425,423
JM Smucker Co. (The)	12,944	1,424,099
Kellogg Co.	28,843	1,856,047
Kraft Heinz Co. (The)	72,023	2,011,962
Lamb Weston Holdings, Inc.	16,473	1,197,917
McCormick & Co., Inc. (Non- Voting)	14,269	2,230,245
Mondelez International, Inc., Class A	167,319	9,256,087
Tyson Foods, Inc., Class A	34,221	2,947,797

		34,210,183

Household Products (1.7%)
Church & Dwight Co., Inc.	28,704	2,159,689
Clorox Co. (The)	14,578	2,213,961
Colgate-Palmolive Co.	99,516	7,315,421
Kimberly-Clark Corp.	39,923	5,671,062
Procter & Gamble Co. (The)	290,382	36,117,713

		53,477,846

Personal Products (0.2%)
Coty, Inc., Class A	36,140	379,831
Estee Lauder Cos., Inc. (The), Class A	25,671	5,107,246

		5,487,077

Tobacco (0.7%)
Altria Group, Inc.	216,791	8,866,752
Philip Morris International, Inc.	180,532	13,707,795

		22,574,547

Total Consumer Staples		217,781,783

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	69,567	1,613,955
Halliburton Co.	101,966	1,922,059
Helmerich & Payne, Inc.	12,340	494,464
National Oilwell Varco, Inc.	46,001	975,221
Schlumberger Ltd.	160,389	5,480,492
TechnipFMC plc	48,892	1,180,253

		11,666,444

Oil, Gas & Consumable Fuels (3.7%)
Apache Corp.	42,644	1,091,686
Cabot Oil & Gas Corp.	47,399	832,800
Chevron Corp.#	220,317	26,129,596
Cimarex Energy Co.	12,077	578,971
Concho Resources, Inc.	23,278	1,580,576
ConocoPhillips	128,781	7,337,941
Devon Energy Corp.	46,627	1,121,846
Diamondback Energy, Inc.	18,688	1,680,238
EOG Resources, Inc.	67,336	4,997,678
Exxon Mobil Corp.	490,904	34,662,732
Hess Corp.	29,850	1,805,328
HollyFrontier Corp.	17,307	928,348
Kinder Morgan, Inc.	226,184	4,661,652
Marathon Oil Corp.	95,504	1,171,834
Marathon Petroleum Corp.	76,354	4,638,506
Noble Energy, Inc.	55,736	1,251,831
Occidental Petroleum Corp.	103,800	4,615,986
ONEOK, Inc.	47,912	3,530,635
Phillips 66	52,050	5,329,920
Pioneer Natural Resources Co.	19,403	2,440,315
Valero Energy Corp.	48,102	4,100,215
Williams Cos., Inc. (The)	140,585	3,382,475

		117,871,109

Total Energy		129,537,553

Financials (11.6%)
Banks (4.9%)
Bank of America Corp.	971,937	28,351,402
BB&T Corp.	88,750	4,736,587
Citigroup, Inc.	262,072	18,103,934
Citizens Financial Group, Inc.	51,520	1,822,262
Comerica, Inc.	16,932	1,117,343
Fifth Third Bancorp	83,995	2,299,783
First Republic Bank	19,366	1,872,692
Huntington Bancshares, Inc.	120,758	1,723,217
JPMorgan Chase & Co.	370,928	43,654,516
KeyCorp	118,319	2,110,811
M&T Bank Corp.	15,415	2,435,108
People’s United Financial, Inc.	48,478	757,954
PNC Financial Services Group, Inc. (The)‡	51,656	7,240,105
Regions Financial Corp.	117,363	1,856,683
SunTrust Banks, Inc.	51,440	3,539,072
SVB Financial Group*	6,102	1,275,013
US Bancorp	166,285	9,202,212
Wells Fargo & Co.	465,114	23,460,350
Zions Bancorp NA	20,635	918,670

		156,477,714

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	5,726	477,262
Ameriprise Financial, Inc.	15,347	2,257,544
Bank of New York Mellon Corp. (The)	99,497	4,498,259
BlackRock, Inc.‡	13,697	6,103,931
Cboe Global Markets, Inc.	12,770	1,467,401
Charles Schwab Corp. (The)	134,897	5,642,742
CME Group, Inc.	41,566	8,784,558
E*TRADE Financial Corp.	27,360	1,195,358
Franklin Resources, Inc.	32,683	943,231
Goldman Sachs Group, Inc. (The)	37,565	7,784,595
Intercontinental Exchange, Inc.	65,072	6,004,193
Invesco Ltd.	46,673	790,641
MarketAxess Holdings, Inc.	4,459	1,460,322
Moody’s Corp.	18,908	3,872,926
Morgan Stanley	145,693	6,216,720
MSCI, Inc.	9,838	2,142,225
Nasdaq, Inc.	13,627	1,353,842
Northern Trust Corp.	24,881	2,321,895
Raymond James Financial, Inc.	14,515	1,196,907
S&P Global, Inc.	28,601	7,006,673
State Street Corp.	43,017	2,546,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	27,330	$3,122,453

		77,189,854

Consumer Finance (0.6%)
American Express Co.	78,935	9,336,432
Capital One Financial Corp.	54,569	4,964,688
Discover Financial Services	36,672	2,973,732
Synchrony Financial	70,068	2,388,618

		19,663,470

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	227,540	47,332,871

Insurance (2.2%)
Aflac, Inc.	85,990	4,498,997
Allstate Corp. (The)	38,118	4,142,664
American International Group, Inc.	100,916	5,621,021
Aon plc	27,436	5,310,787
Arthur J Gallagher & Co.	21,581	1,933,010
Assurant, Inc.	6,939	873,065
Chubb Ltd.	52,937	8,546,149
Cincinnati Financial Corp.	17,525	2,044,642
Everest Re Group Ltd.	4,791	1,274,837
Globe Life, Inc.	11,880	1,137,629
Hartford Financial Services Group, Inc. (The)	41,971	2,543,862
Lincoln National Corp.	23,303	1,405,637
Loews Corp.	30,262	1,557,888
Marsh & McLennan Cos., Inc.	58,721	5,875,036
MetLife, Inc.	92,278	4,351,830
Principal Financial Group, Inc.	29,649	1,694,144
Progressive Corp. (The)	67,810	5,238,323
Prudential Financial, Inc.	46,616	4,193,109
Travelers Cos., Inc. (The)	30,193	4,489,397
Unum Group	24,714	734,500
Willis Towers Watson plc	14,912	2,877,569

		70,344,096

Total Financials		371,008,005

Health Care (12.2%)
Biotechnology (1.9%)
AbbVie, Inc.	171,448	12,982,043
Alexion Pharmaceuticals, Inc.*	25,880	2,534,687
Amgen, Inc.	69,603	13,468,877
Biogen, Inc.*	21,451	4,994,222
Celgene Corp.*	82,195	8,161,963
Gilead Sciences, Inc.	146,823	9,305,642
Incyte Corp.*	20,693	1,536,041
Regeneron Pharmaceuticals, Inc.*	9,267	2,570,666
Vertex Pharmaceuticals, Inc.*	29,834	5,054,476

		60,608,617

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	205,109	17,161,470
ABIOMED, Inc.*	5,185	922,360
Align Technology, Inc.*	8,395	1,518,823
Baxter International, Inc.	59,249	5,182,510
Becton Dickinson and Co.	31,353	7,931,055
Boston Scientific Corp.*	161,751	6,581,648
Cooper Cos., Inc. (The)	5,736	1,703,592
Danaher Corp.	74,074	10,698,508
Dentsply Sirona, Inc.	25,730	1,371,666
Edwards Lifesciences Corp.*	24,188	5,319,183
Hologic, Inc.*	31,013	1,565,846
IDEXX Laboratories, Inc.*	9,998	2,718,756
Intuitive Surgical, Inc.*	13,364	7,215,624
Medtronic plc	155,665	16,908,332
ResMed, Inc.	16,689	2,254,851
Stryker Corp.	37,282	8,064,097
Teleflex, Inc.	5,349	1,817,323
Varian Medical Systems, Inc.*	10,753	1,280,575
Zimmer Biomet Holdings, Inc.	23,829	3,271,007

		103,487,226

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	17,287	1,423,239
Anthem, Inc.	29,760	7,145,376
Cardinal Health, Inc.	34,740	1,639,381
Centene Corp.*	47,390	2,050,091
Cigna Corp.	43,895	6,662,822
CVS Health Corp.	150,894	9,516,885
DaVita, Inc.*	11,432	652,424
HCA Healthcare, Inc.	30,901	3,721,098
Henry Schein, Inc.*	17,066	1,083,691
Humana, Inc.	15,737	4,023,479
Laboratory Corp. of America Holdings*	11,295	1,897,560
McKesson Corp.	21,440	2,929,990
Quest Diagnostics, Inc.	15,578	1,667,313
UnitedHealth Group, Inc.	110,045	23,914,979
Universal Health Services, Inc., Class B	9,297	1,382,929
WellCare Health Plans, Inc.*	5,839	1,513,294

		71,224,551

Health Care Technology (0.1%)
Cerner Corp.	37,343	2,545,672

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	35,621	2,729,637
Illumina, Inc.*	17,098	5,201,554
IQVIA Holdings, Inc.*	21,215	3,169,097
Mettler-Toledo International, Inc.*	2,955	2,081,502
PerkinElmer, Inc.	13,098	1,115,557
Thermo Fisher Scientific, Inc.	46,504	13,545,220
Waters Corp.*	7,819	1,745,435

		29,588,002

Pharmaceuticals (3.9%)
Allergan plc	38,078	6,408,147
Bristol-Myers Squibb Co.	189,797	9,624,606
Eli Lilly & Co.	98,588	11,025,096
Johnson & Johnson	306,196	39,615,638
Merck & Co., Inc.	297,163	25,015,181
Mylan NV*	58,787	1,162,807
Nektar Therapeutics*	19,976	363,863
Perrigo Co. plc	16,102	899,941
Pfizer, Inc.	641,713	23,056,748
Zoetis, Inc.	55,501	6,914,870

		124,086,897

Total Health Care		391,540,965

Industrials (8.4%)
Aerospace & Defense (2.4%)
Arconic, Inc.	45,808	1,191,008
Boeing Co. (The)	62,091	23,623,763
General Dynamics Corp.	27,168	4,964,409
Huntington Ingalls Industries, Inc.	4,732	1,002,190
L3Harris Technologies, Inc.	25,896	5,402,941
Lockheed Martin Corp.	28,857	11,255,961
Northrop Grumman Corp.	18,292	6,855,659
Raytheon Co.	32,309	6,338,703
Textron, Inc.	26,189	1,282,213
TransDigm Group, Inc.	5,758	2,998,018
United Technologies Corp.	94,150	12,853,358

		77,768,223

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	15,722	1,332,911
Expeditors International of Washington, Inc.	19,738	1,466,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FedEx Corp.	27,836	$4,052,087
United Parcel Service, Inc., Class B	80,982	9,703,263

		16,554,597

Airlines (0.4%)
Alaska Air Group, Inc.	14,153	918,671
American Airlines Group, Inc.	44,957	1,212,490
Delta Air Lines, Inc.	67,355	3,879,648
Southwest Airlines Co.	56,146	3,032,446
United Airlines Holdings, Inc.*	25,742	2,275,850

		11,319,105

Building Products (0.3%)
Allegion plc	10,654	1,104,287
AO Smith Corp.	16,643	794,038
Fortune Brands Home & Security, Inc.	16,427	898,557
Johnson Controls International plc	92,356	4,053,505
Masco Corp.	33,164	1,382,275

		8,232,662

Commercial Services & Supplies (0.4%)
Cintas Corp.	9,661	2,590,114
Copart, Inc.*	22,987	1,846,546
Republic Services, Inc.	24,671	2,135,275
Rollins, Inc.	16,768	571,286
Waste Management, Inc.	45,448	5,226,520

		12,369,741

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	15,387	1,407,910
Quanta Services, Inc.	17,062	644,944

		2,052,854

Electrical Equipment (0.4%)
AMETEK, Inc.	26,324	2,417,070
Eaton Corp. plc	48,775	4,055,641
Emerson Electric Co.	71,279	4,765,714
Rockwell Automation, Inc.	13,559	2,234,523

		13,472,948

Industrial Conglomerates (1.2%)
3M Co.	66,727	10,969,919
General Electric Co.#	1,012,692	9,053,466
Honeywell International, Inc.	83,513	14,130,400
Roper Technologies, Inc.	12,160	4,336,256

		38,490,041

Machinery (1.4%)
Caterpillar, Inc.	65,264	8,243,496
Cummins, Inc.	18,326	2,981,090
Deere & Co.	36,588	6,171,664
Dover Corp.	16,904	1,682,962
Flowserve Corp.	15,170	708,591
Fortive Corp.	33,854	2,321,030
IDEX Corp.	8,945	1,465,907
Illinois Tool Works, Inc.	34,168	5,346,950
Ingersoll-Rand plc	28,067	3,458,135
PACCAR, Inc.	40,169	2,812,232
Parker-Hannifin Corp.	14,942	2,698,675
Pentair plc	19,036	719,561
Snap-on, Inc.	6,230	975,244
Stanley Black & Decker, Inc.	17,494	2,526,308
Wabtec Corp.#	20,743	1,490,592
Xylem, Inc.	20,933	1,666,685

		45,269,122

Professional Services (0.3%)
Equifax, Inc.	14,035	1,974,303
IHS Markit Ltd.*	46,644	3,119,551
Nielsen Holdings plc	42,074	894,072
Robert Half International, Inc.	13,016	724,471
Verisk Analytics, Inc.	18,948	2,996,437

		9,708,834

Road & Rail (0.9%)
CSX Corp.	92,552	6,411,077
JB Hunt Transport Services, Inc.	10,074	1,114,688
Kansas City Southern	11,647	1,549,168
Norfolk Southern Corp.	30,562	5,490,769
Union Pacific Corp.	81,793	13,248,830

		27,814,532

Trading Companies & Distributors (0.1%)
Fastenal Co.	66,646	2,177,325
United Rentals, Inc.*	9,039	1,126,621
WW Grainger, Inc.	5,046	1,499,419

		4,803,365

Total Industrials		267,856,024

Information Technology (19.7%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	6,418	1,533,388
Cisco Systems, Inc.	492,254	24,322,270
F5 Networks, Inc.*	7,088	995,297
Juniper Networks, Inc.	40,523	1,002,944
Motorola Solutions, Inc.	19,238	3,278,348

		31,132,247

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	34,508	3,330,022
CDW Corp.	16,668	2,054,164
Corning, Inc.	90,474	2,580,319
FLIR Systems, Inc.	16,099	846,646
IPG Photonics Corp.*	3,966	537,790
Keysight Technologies, Inc.*	21,767	2,116,841
TE Connectivity Ltd.	38,951	3,629,454

		15,095,236

IT Services (4.9%)
Accenture plc, Class A	74,025	14,238,709
Akamai Technologies, Inc.*	19,102	1,745,541
Alliance Data Systems Corp.	4,637	594,139
Automatic Data Processing, Inc.	50,372	8,131,048
Broadridge Financial Solutions, Inc.	13,076	1,627,047
Cognizant Technology Solutions Corp., Class A	64,014	3,857,804
DXC Technology Co.	30,077	887,271
Fidelity National Information Services, Inc.	71,292	9,464,726
Fiserv, Inc.*	66,270	6,864,909
FleetCor Technologies, Inc.*	10,097	2,895,618
Gartner, Inc.*	10,466	1,496,533
Global Payments, Inc.	34,546	5,492,814
International Business Machines Corp.#	102,802	14,949,467
Jack Henry & Associates, Inc.	8,916	1,301,468
Leidos Holdings, Inc.	15,301	1,314,050
Mastercard, Inc., Class A	103,731	28,170,228
Paychex, Inc.	37,084	3,069,443
PayPal Holdings, Inc.*	136,607	14,151,119
VeriSign, Inc.*	12,193	2,299,965
Visa, Inc., Class A	200,530	34,493,165
Western Union Co. (The)	48,312	1,119,389

		158,164,453

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	125,916	3,650,305
Analog Devices, Inc.	42,868	4,789,642
Applied Materials, Inc.	107,138	5,346,186
Broadcom, Inc.	46,216	12,758,851
Intel Corp.	514,024	26,487,657
KLA Corp.	18,361	2,927,661
Lam Research Corp.	16,810	3,884,959
Maxim Integrated Products, Inc.	31,212	1,807,487
Microchip Technology, Inc.(x)	27,627	2,566,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Micron Technology, Inc.*	128,061	$5,487,414
NVIDIA Corp.	70,671	12,301,701
Qorvo, Inc.*	13,669	1,013,420
QUALCOMM, Inc.	140,997	10,755,251
Skyworks Solutions, Inc.	19,715	1,562,414
Texas Instruments, Inc.	108,327	14,000,181
Xilinx, Inc.	29,295	2,809,390

		112,149,344

Software (6.0%)
Adobe, Inc.*	56,366	15,571,108
ANSYS, Inc.*	9,793	2,167,779
Autodesk, Inc.*	25,514	3,768,418
Cadence Design Systems, Inc.*	32,100	2,121,168
Citrix Systems, Inc.	14,481	1,397,706
Fortinet, Inc.*	16,548	1,270,224
Intuit, Inc.	30,195	8,030,058
Microsoft Corp.	886,007	123,181,553
Oracle Corp.	255,438	14,056,753
salesforce.com, Inc.*	101,790	15,109,708
Symantec Corp.	65,005	1,536,068
Synopsys, Inc.*	17,492	2,400,777

		190,611,320

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.#	492,959	110,408,027
Hewlett Packard Enterprise Co.	153,040	2,321,617
HP, Inc.	170,922	3,233,844
NetApp, Inc.	27,798	1,459,673
Seagate Technology plc	27,967	1,504,345
Western Digital Corp.	34,236	2,041,835
Xerox Holdings Corp.	21,382	639,536

		121,608,877

Total Information Technology		628,761,477

Materials (2.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	25,628	5,685,828
Albemarle Corp.(x)	12,487	868,096
Celanese Corp.	14,098	1,724,044
CF Industries Holdings, Inc.	25,550	1,257,060
Corteva, Inc.	86,451	2,420,628
Dow, Inc.	86,172	4,106,096
DuPont de Nemours, Inc.	86,418	6,162,468
Eastman Chemical Co.	15,878	1,172,273
Ecolab, Inc.	29,077	5,758,409
FMC Corp.	15,286	1,340,276
International Flavors & Fragrances, Inc.(x)	12,166	1,492,647
Linde plc	62,746	12,155,155
LyondellBasell Industries NV, Class A	29,855	2,671,127
Mosaic Co. (The)	41,359	847,860
PPG Industries, Inc.	27,328	3,238,641
Sherwin-Williams Co. (The)	9,555	5,254,008

		56,154,616

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	7,261	1,990,240
Vulcan Materials Co.	15,307	2,315,031

		4,305,271

Containers & Packaging (0.3%)
Amcor plc	189,198	1,844,680
Avery Dennison Corp.	9,707	1,102,424
Ball Corp.	38,487	2,802,238
International Paper Co.	45,012	1,882,402
Packaging Corp. of America	10,936	1,160,310
Sealed Air Corp.	18,678	775,324
Westrock Co.	30,374	1,107,132

		10,674,510

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	168,246	1,610,114
Newmont Goldcorp Corp.	95,068	3,604,979
Nucor Corp.	35,619	1,813,363

		7,028,456

Total Materials		78,162,853

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	12,997	2,002,058
American Tower Corp. (REIT)	51,402	11,366,524
Apartment Investment & Management Co. (REIT), Class A	17,540	914,536
AvalonBay Communities, Inc. (REIT)	16,248	3,498,682
Boston Properties, Inc. (REIT)	16,662	2,160,395
Crown Castle International Corp. (REIT)	48,264	6,709,179
Digital Realty Trust, Inc. (REIT)	24,238	3,146,335
Duke Realty Corp. (REIT)	41,498	1,409,687
Equinix, Inc. (REIT)	9,853	5,683,210
Equity Residential (REIT)	40,372	3,482,489
Essex Property Trust, Inc. (REIT)	7,655	2,500,506
Extra Space Storage, Inc. (REIT)	14,821	1,731,389
Federal Realty Investment Trust (REIT)	7,817	1,064,206
HCP, Inc. (REIT)	56,269	2,004,864
Host Hotels & Resorts, Inc. (REIT)	85,526	1,478,745
Iron Mountain, Inc. (REIT)	33,484	1,084,547
Kimco Realty Corp. (REIT)	49,493	1,033,414
Macerich Co. (The) (REIT)(x)	13,365	422,200
Mid-America Apartment Communities, Inc. (REIT)	13,233	1,720,422
Prologis, Inc. (REIT)	73,322	6,248,501
Public Storage (REIT)	17,486	4,288,791
Realty Income Corp. (REIT)	36,983	2,835,856
Regency Centers Corp. (REIT)	19,295	1,340,810
SBA Communications Corp. (REIT)	13,215	3,186,797
Simon Property Group, Inc. (REIT)	35,760	5,566,044
SL Green Realty Corp. (REIT)	9,236	755,043
UDR, Inc. (REIT)	33,474	1,622,820
Ventas, Inc. (REIT)	43,267	3,159,789
Vornado Realty Trust (REIT)	18,810	1,197,633
Welltower, Inc. (REIT)	47,076	4,267,439
Weyerhaeuser Co. (REIT)	86,344	2,391,729

		90,274,640

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,833	2,058,537

Total Real Estate		92,333,177

Utilities (3.2%)
Electric Utilities (2.0%)
Alliant Energy Corp.	28,041	1,512,251
American Electric Power Co., Inc.	57,271	5,365,720
Duke Energy Corp.	84,413	8,091,830
Edison International	41,276	3,113,036
Entergy Corp.	23,017	2,701,275
Evergy, Inc.	27,038	1,799,649
Eversource Energy	37,437	3,199,740
Exelon Corp.	112,636	5,441,445
FirstEnergy Corp.	62,467	3,012,784
NextEra Energy, Inc.	56,769	13,226,609
Pinnacle West Capital Corp.	13,308	1,291,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	83,642	$2,633,887
Southern Co. (The)	121,208	7,487,018
Xcel Energy, Inc.	60,899	3,951,736

		62,828,788

Gas Utilities (0.0%)
Atmos Energy Corp.	13,451	1,531,934

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	75,651	1,236,137
NRG Energy, Inc.	30,001	1,188,040

		2,424,177

Multi-Utilities (1.0%)
Ameren Corp.	28,438	2,276,462
CenterPoint Energy, Inc.	58,319	1,760,067
CMS Energy Corp.	32,973	2,108,623
Consolidated Edison, Inc.	38,463	3,633,600
Dominion Energy, Inc.	95,259	7,719,789
DTE Energy Co.	21,232	2,823,007
NiSource, Inc.	43,450	1,300,024
Public Service Enterprise Group, Inc.	58,530	3,633,542
Sempra Energy	31,814	4,696,065
WEC Energy Group, Inc.	36,676	3,487,888

		33,439,067

Water Utilities (0.1%)
American Water Works Co., Inc.	21,054	2,615,539

Total Utilities		102,839,505

Total Common Stocks (89.7%) (Cost $1,185,915,804)		2,866,899,601

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	132,935,363	132,975,243

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $102,000.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $56,867, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $63,290.(xx)	56,864	56,864
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $590,370, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $602,138.(xx)	590,332	590,332

Total Repurchase Agreements		847,196

Total Short-Term Investments (4.2%) (Cost $133,808,968)		133,822,439

Total Investments in Securities (93.9%) (Cost $1,319,724,772)		3,000,722,040
Other Assets Less Liabilities (6.1%)		195,524,899

Net Assets (100%)		$3,196,246,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,532,594.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $6,680,067. This was collateralized by $5,989,553 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $847,196 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	9,581	4,336,733	—	(666,268)	352,640	246,572	4,269,677	103,402	—
PNC Financial Services Group, Inc. (The)	36,305	4,904,842	—	(769,664)	504,609	448,722	5,088,509	123,467	—

Total		9,241,575	—	(1,435,932)	857,249	695,294	9,358,186	226,869	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,214	12/2019	USD	329,719,950	(3,237,245)

					(3,237,245)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$297,061,350	$—	$—	$297,061,350
Consumer Discretionary	290,016,909	—	—	290,016,909
Consumer Staples	217,781,783	—	—	217,781,783
Energy	129,537,553	—	—	129,537,553
Financials	371,008,005	—	—	371,008,005
Health Care	391,540,965	—	—	391,540,965
Industrials	267,856,024	—	—	267,856,024
Information Technology	628,761,477	—	—	628,761,477
Materials	78,162,853	—	—	78,162,853
Real Estate	92,333,177	—	—	92,333,177
Utilities	102,839,505	—	—	102,839,505
Short-Term Investments
Investment Company	132,975,243	—	—	132,975,243
Repurchase Agreements	—	847,196	—	847,196

Total Assets	$2,999,874,844	$847,196	$—	$3,000,722,040

Liabilities:
Futures	$(3,237,245)	$—	$—	$(3,237,245)

Total Liabilities	$(3,237,245)	$—	$—	$(3,237,245)

Total	$2,996,637,599	$847,196	$—	$2,997,484,795

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,760,758,125
Aggregate gross unrealized depreciation	(74,519,560)

Net unrealized appreciation	$1,686,238,565

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,311,246,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	12,729	$491,849
Live Nation Entertainment, Inc.*	16,677	1,106,352
World Wrestling Entertainment, Inc., Class A(x)	5,675	403,776

		2,001,977

Interactive Media & Services (0.1%)
Yelp, Inc.*	7,762	269,730

Media (1.0%)
AMC Networks, Inc., Class A*	5,239	257,549
Cable One, Inc.	618	775,404
John Wiley & Sons, Inc., Class A	5,242	230,333
Meredith Corp.(x)	4,730	173,402
New York Times Co. (The), Class A	17,216	490,312
TEGNA, Inc.	25,890	402,072

		2,329,072

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	11,624	299,899

Total Communication Services		4,900,678

Consumer Discretionary (11.3%)
Auto Components (0.9%)
Adient plc	10,384	238,417
Dana, Inc.	17,138	247,473
Delphi Technologies plc	10,406	139,440
Gentex Corp.	30,426	837,780
Goodyear Tire & Rubber Co. (The)	27,821	400,761
Visteon Corp.*	3,371	278,242

		2,142,113

Automobiles (0.2%)
Thor Industries, Inc.	6,517	369,123

Distributors (0.4%)
Pool Corp.	4,818	971,791

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	6,481	246,861
Graham Holdings Co., Class B	541	358,926
Service Corp. International	21,762	1,040,441
Sotheby’s*	3,925	223,647
WW International, Inc.*	5,529	209,107

		2,078,982

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	9,528	228,196
Brinker International, Inc.(x)	4,396	187,577
Caesars Entertainment Corp.*	66,550	775,973
Cheesecake Factory, Inc. (The)(x)	4,868	202,898
Churchill Downs, Inc.	4,294	530,116
Cracker Barrel Old Country Store, Inc.(x)	2,909	473,149
Domino’s Pizza, Inc.	4,978	1,217,569
Dunkin’ Brands Group, Inc.	9,857	782,252
Eldorado Resorts, Inc.(x)*	7,766	309,630
International Speedway Corp., Class A	2,800	126,028
Jack in the Box, Inc.	3,108	283,201
Marriott Vacations Worldwide Corp.	4,677	484,584
Papa John’s International, Inc.(x)	2,566	134,330
Penn National Gaming, Inc.*	12,983	241,808
Scientific Games Corp., Class A(x)*	6,371	129,650
Six Flags Entertainment Corp.	9,394	477,121
Texas Roadhouse, Inc.	7,811	410,234
Wendy’s Co. (The)	22,127	442,098
Wyndham Destinations, Inc.	11,046	508,337
Wyndham Hotels & Resorts, Inc.	11,545	597,338

		8,542,089

Household Durables (0.9%)
Helen of Troy Ltd.*	3,025	476,921
KB Home	10,199	346,766
Tempur Sealy International, Inc.*	5,554	428,769
Toll Brothers, Inc.	15,471	635,085
TRI Pointe Group, Inc.*	16,949	254,913

		2,142,454

Internet & Direct Marketing Retail (0.6%)
Etsy, Inc.*	14,381	812,527
GrubHub, Inc.*	10,892	612,239

		1,424,766

Leisure Products (0.7%)
Brunswick Corp.	10,256	534,543
Mattel, Inc.(x)*	41,343	470,897
Polaris, Inc.	6,926	609,557

		1,614,997

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	1,184	78,274
Ollie’s Bargain Outlet Holdings, Inc.*	6,501	381,219

		459,493

Specialty Retail (2.0%)
Aaron’s, Inc.	8,072	518,707
American Eagle Outfitters, Inc.	19,013	308,391
AutoNation, Inc.*	7,022	356,015
Bed Bath & Beyond, Inc.(x)	15,240	162,154
Dick’s Sporting Goods, Inc.	7,882	321,664
Five Below, Inc.*	6,639	837,178
Foot Locker, Inc.	13,098	565,310
Murphy USA, Inc.*	3,615	308,360
Sally Beauty Holdings, Inc.*	14,425	214,788
Urban Outfitters, Inc.*	8,436	236,967
Williams-Sonoma, Inc.	9,335	634,593

		4,464,127

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,407	493,172
Deckers Outdoor Corp.*	3,507	516,792
Skechers U.S.A., Inc., Class A*	15,930	594,985

		1,604,949

Total Consumer Discretionary		25,814,884

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,102	401,216

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	4,441	715,712
Sprouts Farmers Market, Inc.*	14,128	273,235

		988,947

Food Products (1.6%)
Flowers Foods, Inc.	23,009	532,198
Hain Celestial Group, Inc. (The)(x)*	9,589	205,924
Ingredion, Inc.	7,951	649,915
Lancaster Colony Corp.	2,377	329,571
Pilgrim’s Pride Corp.*	6,268	200,858
Post Holdings, Inc.*	8,199	867,782
Sanderson Farms, Inc.	2,380	360,165
Tootsie Roll Industries, Inc.(x)	1,977	73,426
TreeHouse Foods, Inc.*	6,668	369,741

		3,589,580

Household Products (0.2%)
Energizer Holdings, Inc.(x)	7,648	333,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	760	$40,067

		373,367

Personal Products (0.2%)
Edgewell Personal Care Co.*	6,411	208,294
Nu Skin Enterprises, Inc., Class A	6,595	280,485

		488,779

Total Consumer Staples		5,841,889

Energy (2.0%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	9,222	249,455
Core Laboratories NV(x)	5,252	244,848
Oceaneering International, Inc.*	11,817	160,120
Patterson-UTI Energy, Inc.	24,238	207,235
Transocean Ltd.*	68,874	307,867

		1,169,525

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Corp.(x)	30,861	228,371
Chesapeake Energy Corp.(x)*	134,990	190,336
CNX Resources Corp.*	22,392	162,566
EQT Corp.	30,587	325,446
Equitrans Midstream Corp.	24,382	354,758
Matador Resources Co.*	13,099	216,527
Murphy Oil Corp.	18,426	407,399
Oasis Petroleum, Inc.*	34,641	119,858
PBF Energy, Inc., Class A	12,107	329,189
Southwestern Energy Co.(x)*	65,494	126,403
World Fuel Services Corp.	7,830	312,730
WPX Energy, Inc.*	50,515	534,954

		3,308,537

Total Energy		4,478,062

Financials (15.3%)
Banks (6.3%)
Associated Banc-Corp	19,489	394,652
BancorpSouth Bank	11,105	328,819
Bank of Hawaii Corp.	4,832	415,214
Bank OZK	14,463	394,406
Cathay General Bancorp	9,089	315,706
Commerce Bancshares, Inc.	11,782	714,578
Cullen/Frost Bankers, Inc.	6,815	603,468
East West Bancorp, Inc.	17,342	768,077
First Financial Bankshares, Inc.	16,171	538,979
First Horizon National Corp.	37,449	606,674
FNB Corp.	38,861	448,067
Fulton Financial Corp.	19,904	322,047
Hancock Whitney Corp.	10,762	412,131
Home BancShares, Inc.	18,638	350,301
International Bancshares Corp.	6,846	264,393
PacWest Bancorp	14,104	512,539
Pinnacle Financial Partners, Inc.	8,627	489,582
Prosperity Bancshares, Inc.	8,208	579,731
Signature Bank	6,538	779,460
Sterling Bancorp	24,495	491,370
Synovus Financial Corp.	18,456	659,987
TCF Financial Corp.	18,387	699,993
Texas Capital Bancshares, Inc.*	5,960	325,714
Trustmark Corp.	7,651	260,976
UMB Financial Corp.	5,141	332,006
Umpqua Holdings Corp.	26,349	433,705
United Bankshares, Inc.	12,167	460,764
Valley National Bancorp	39,682	431,343
Webster Financial Corp.	11,012	516,133
Wintrust Financial Corp.	6,736	435,348

		14,286,163

Capital Markets (2.3%)
Eaton Vance Corp.	13,457	604,623
Evercore, Inc., Class A	4,751	380,555
FactSet Research Systems, Inc.	4,626	1,123,979
Federated Investors, Inc., Class B	11,522	373,428
Interactive Brokers Group, Inc., Class A	9,179	493,647
Janus Henderson Group plc	18,737	420,833
Legg Mason, Inc.	9,721	371,245
SEI Investments Co.	15,135	896,825
Stifel Financial Corp.	8,329	477,918

		5,143,053

Consumer Finance (0.6%)
FirstCash, Inc.	5,167	473,659
Green Dot Corp., Class A*	5,626	142,056
Navient Corp.	24,192	309,658
SLM Corp.	51,034	450,375

		1,375,748

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	30,346	558,366

Insurance (5.3%)
Alleghany Corp.*	1,760	1,404,058
American Financial Group, Inc.	8,341	899,577
Brighthouse Financial, Inc.*	13,303	538,372
Brown & Brown, Inc.	27,955	1,008,057
CNO Financial Group, Inc.	18,736	296,591
First American Financial Corp.	13,394	790,380
Genworth Financial, Inc., Class A*	60,274	265,206
Hanover Insurance Group, Inc. (The)	4,798	650,321
Kemper Corp.	7,444	580,260
Mercury General Corp.	3,281	183,342
Old Republic International Corp.	34,060	802,794
Primerica, Inc.	4,994	635,387
Reinsurance Group of America, Inc.	7,554	1,207,734
RenaissanceRe Holdings Ltd.	5,336	1,032,249
Selective Insurance Group, Inc.	7,054	530,390
WR Berkley Corp.	17,345	1,252,829

		12,077,547

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.*	928	288,079
New York Community Bancorp, Inc.	55,957	702,260
Washington Federal, Inc.	9,532	352,589

		1,342,928

Total Financials		34,783,805

Health Care (8.9%)
Biotechnology (0.7%)
Exelixis, Inc.*	36,276	641,541
Ligand Pharmaceuticals, Inc.(x)*	2,318	230,734
Repligen Corp.*	5,558	426,243
United Therapeutics Corp.*	5,266	419,963

		1,718,481

Health Care Equipment & Supplies (3.7%)
Avanos Medical, Inc.*	5,638	211,199
Cantel Medical Corp.	4,431	331,439
Globus Medical, Inc., Class A*	9,117	466,061
Haemonetics Corp.*	6,053	763,525
Hill-Rom Holdings, Inc.	8,042	846,260
ICU Medical, Inc.*	2,330	371,868
Integra LifeSciences Holdings Corp.*	8,440	506,991
LivaNova plc*	5,835	430,564
Masimo Corp.*	5,918	880,539
NuVasive, Inc.*	6,244	395,745
Penumbra, Inc.(x)*	3,832	515,366
STERIS plc	10,118	1,461,950
West Pharmaceutical Services, Inc.	8,900	1,262,198

		8,443,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	10,559	$328,174
Amedisys, Inc.*	3,873	507,402
Chemed Corp.	1,938	809,251
Covetrus, Inc.*	11,588	137,781
Encompass Health Corp.	11,780	745,438
HealthEquity, Inc.*	8,452	482,990
MEDNAX, Inc.*	10,011	226,449
Molina Healthcare, Inc.*	7,567	830,251
Patterson Cos., Inc.	10,229	182,281
Tenet Healthcare Corp.*	12,353	273,248

		4,523,265

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	19,885	218,337
Medidata Solutions, Inc.*	7,416	678,564

		896,901

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	2,642	879,099
Bio-Techne Corp.	4,589	897,930
Charles River Laboratories International, Inc.*	5,871	777,144
PRA Health Sciences, Inc.*	7,563	750,477
Syneos Health, Inc.*	7,448	396,308

		3,700,958

Pharmaceuticals (0.5%)
Catalent, Inc.*	17,497	833,907
Prestige Consumer Healthcare, Inc.*	5,991	207,828

		1,041,735

Total Health Care		20,325,045

Industrials (14.4%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	7,034	399,391
Curtiss-Wright Corp.	5,163	667,937
Teledyne Technologies, Inc.*	4,396	1,415,468

		2,482,796

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.*	10,995	786,912

Airlines (0.3%)
JetBlue Airways Corp.*	35,391	592,799

Building Products (1.2%)
Lennox International, Inc.	4,268	1,036,996
Owens Corning	12,985	820,652
Resideo Technologies, Inc.*	14,689	210,787
Trex Co., Inc.*	6,957	632,600

		2,701,035

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	6,032	500,354
Clean Harbors, Inc.*	6,170	476,324
Deluxe Corp.	5,101	250,765
Healthcare Services Group, Inc.	8,835	214,602
Herman Miller, Inc.	6,990	322,169
HNI Corp.	5,057	179,524
KAR Auction Services, Inc.	15,891	390,124
MSA Safety, Inc.	4,297	468,846
Stericycle, Inc.*	10,892	554,730
Tetra Tech, Inc.	6,504	564,287

		3,921,725

Construction & Engineering (1.2%)
AECOM*	18,792	705,828
Dycom Industries, Inc.*	3,687	188,221
EMCOR Group, Inc.	6,673	574,679
Fluor Corp.	16,667	318,840
Granite Construction, Inc.	5,542	178,064
MasTec, Inc.*	7,222	468,924
Valmont Industries, Inc.	2,615	362,021

		2,796,577

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,825	650,362
EnerSys	5,027	331,480
Hubbell, Inc.	6,576	864,086
nVent Electric plc	18,566	409,195
Regal Beloit Corp.	4,988	363,376

		2,618,499

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,755	983,123

Machinery (3.8%)
AGCO Corp.	7,556	571,989
Colfax Corp.(x)*	9,970	289,728
Crane Co.	6,123	493,698
Donaldson Co., Inc.	15,266	795,053
Graco, Inc.	19,898	916,104
ITT, Inc.	10,490	641,883
Kennametal, Inc.	9,817	301,775
Lincoln Electric Holdings, Inc.	7,387	640,896
Nordson Corp.	6,107	893,210
Oshkosh Corp.	8,203	621,787
Terex Corp.	7,769	201,761
Timken Co. (The)	8,134	353,910
Toro Co. (The)	12,730	933,109
Trinity Industries, Inc.	12,197	240,037
Woodward, Inc.	6,779	730,980

		8,625,920

Marine (0.3%)
Kirby Corp.*	7,191	590,812

Professional Services (0.6%)
ASGN, Inc.*	6,280	394,761
Insperity, Inc.	4,639	457,498
ManpowerGroup, Inc.	7,128	600,463

		1,452,722

Road & Rail (1.7%)
Avis Budget Group, Inc.*	6,961	196,718
Genesee & Wyoming, Inc., Class A*	6,837	755,557
Knight-Swift Transportation Holdings, Inc.(x)	14,666	532,376
Landstar System, Inc.	4,804	540,834
Old Dominion Freight Line, Inc.	7,662	1,302,310
Ryder System, Inc.	6,301	326,203
Werner Enterprises, Inc.	5,257	185,572

		3,839,570

Trading Companies & Distributors (0.7%)
GATX Corp.	4,220	327,176
MSC Industrial Direct Co., Inc., Class A	5,332	386,730
NOW, Inc.*	12,990	148,995
Watsco, Inc.	3,926	664,201

		1,527,102

Total Industrials		32,919,592

Information Technology (13.8%)
Communications Equipment (1.0%)
Ciena Corp.*	18,568	728,423
InterDigital, Inc.	3,647	191,358
Lumentum Holdings, Inc.*	9,152	490,181
NetScout Systems, Inc.*	7,948	183,281
Plantronics, Inc.	3,800	141,816
ViaSat, Inc.*	6,920	521,214

		2,256,273

Electronic Equipment, Instruments & Components (3.9%)
Arrow Electronics, Inc.*	9,985	744,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Avnet, Inc.	12,373	$550,413
Belden, Inc.	4,553	242,857
Cognex Corp.	20,395	1,002,006
Coherent, Inc.*	2,895	445,020
II-VI, Inc.*	10,433	367,346
Jabil, Inc.	16,570	592,709
Littelfuse, Inc.	2,984	529,093
National Instruments Corp.	14,164	594,747
SYNNEX Corp.	4,942	557,952
Tech Data Corp.*	4,225	440,414
Trimble, Inc.*	30,131	1,169,384
Vishay Intertechnology, Inc.	15,838	268,137
Zebra Technologies Corp., Class A*	6,530	1,347,596

		8,852,355

IT Services (2.3%)
CACI International, Inc., Class A*	3,018	697,943
CoreLogic, Inc.*	9,566	442,619
KBR, Inc.	16,951	415,977
LiveRamp Holdings, Inc.*	8,085	347,332
MAXIMUS, Inc.	7,590	586,403
Perspecta, Inc.	16,423	428,969
Sabre Corp.	32,772	733,929
Science Applications International Corp.	5,877	513,356
WEX, Inc.*	5,233	1,057,432

		5,223,960

Semiconductors & Semiconductor Equipment (3.4%)
Cirrus Logic, Inc.*	6,891	369,220
Cree, Inc.*	12,726	623,574
Cypress Semiconductor Corp.	44,214	1,031,955
First Solar, Inc.*	9,051	525,049
MKS Instruments, Inc.	6,569	606,187
Monolithic Power Systems, Inc.	4,844	753,872
Semtech Corp.*	7,909	384,456
Silicon Laboratories, Inc.*	5,228	582,138
Synaptics, Inc.*	3,902	155,885
Teradyne, Inc.	20,334	1,177,542
Universal Display Corp.	5,118	859,312
Versum Materials, Inc.	13,051	690,789

		7,759,979

Software (3.0%)
ACI Worldwide, Inc.*	13,919	436,013
Blackbaud, Inc.	5,936	536,258
CDK Global, Inc.	14,512	697,882
CommVault Systems, Inc.*	4,893	218,766
Fair Isaac Corp.*	3,495	1,060,802
j2 Global, Inc.	5,603	508,865
LogMeIn, Inc.	5,869	416,464
Manhattan Associates, Inc.*	7,664	618,255
PTC, Inc.*	12,435	847,818
Teradata Corp.*	13,643	422,933
Tyler Technologies, Inc.*	4,665	1,224,563

		6,988,619

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	14,986	472,958

Total Information Technology		31,554,144

Materials (5.5%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	7,274	560,462
Cabot Corp.	6,889	312,209
Chemours Co. (The)	19,529	291,763
Ingevity Corp.*	5,052	428,612
Minerals Technologies, Inc.	4,134	219,474
NewMarket Corp.	954	450,374
Olin Corp.	19,605	367,005
PolyOne Corp.	9,181	299,760
RPM International, Inc.	15,477	1,064,972
Scotts Miracle-Gro Co. (The)	4,751	483,747
Sensient Technologies Corp.	5,005	343,593
Valvoline, Inc.	22,495	495,565

		5,317,536

Construction Materials (0.2%)
Eagle Materials, Inc.	5,038	453,470

Containers & Packaging (1.0%)
AptarGroup, Inc.	7,695	911,473
Greif, Inc., Class A	3,179	120,453
Owens-Illinois, Inc.	18,538	190,385
Silgan Holdings, Inc.	9,262	278,184
Sonoco Products Co.	11,944	695,260

		2,195,755

Metals & Mining (1.7%)
Allegheny Technologies, Inc.*	15,080	305,370
Carpenter Technology Corp.	5,716	295,289
Commercial Metals Co.	14,101	245,075
Compass Minerals International, Inc.	3,983	225,000
Reliance Steel & Aluminum Co.	7,960	793,294
Royal Gold, Inc.	7,907	974,221
Steel Dynamics, Inc.	26,251	782,280
United States Steel Corp.(x)	20,447	236,163
Worthington Industries, Inc.	4,408	158,908

		4,015,600

Paper & Forest Products (0.3%)
Domtar Corp.	7,461	267,178
Louisiana-Pacific Corp.	14,777	363,219

		630,397

Total Materials		12,612,758

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (10.0%)
Alexander & Baldwin, Inc. (REIT)	8,059	197,526
American Campus Communities, Inc. (REIT)	16,448	790,820
Brixmor Property Group, Inc. (REIT)	35,618	722,689
Camden Property Trust (REIT)	11,582	1,285,718
CoreCivic, Inc. (REIT)	14,238	246,033
CoreSite Realty Corp. (REIT)	4,452	542,476
Corporate Office Properties Trust (REIT)	13,386	398,635
Cousins Properties, Inc. (REIT)	17,537	659,216
CyrusOne, Inc. (REIT)	13,537	1,070,777
Douglas Emmett, Inc. (REIT)	19,625	840,539
EastGroup Properties, Inc. (REIT)	4,498	562,340
EPR Properties (REIT)	9,266	712,185
First Industrial Realty Trust, Inc. (REIT)	15,145	599,136
GEO Group, Inc. (The) (REIT)	14,458	250,702
Healthcare Realty Trust, Inc. (REIT)	15,465	518,077
Highwoods Properties, Inc. (REIT)	12,395	557,031
JBG SMITH Properties (REIT)	14,113	553,371
Kilroy Realty Corp. (REIT)	11,095	864,190
Lamar Advertising Co. (REIT), Class A	10,258	840,438
Liberty Property Trust (REIT)	18,858	967,981
Life Storage, Inc. (REIT)	5,632	593,669
Mack-Cali Realty Corp. (REIT)	10,799	233,906
Medical Properties Trust, Inc. (REIT)	53,393	1,044,367
National Retail Properties, Inc. (REIT)	20,478	1,154,959
Omega Healthcare Investors, Inc. (REIT)	25,841	1,079,895
Park Hotels & Resorts, Inc. (REIT)	28,668	715,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pebblebrook Hotel Trust (REIT)	15,639	$435,077
PotlatchDeltic Corp. (REIT)	7,987	328,146
PS Business Parks, Inc. (REIT)	2,424	441,047
Rayonier, Inc. (REIT)	15,425	434,985
Sabra Health Care REIT, Inc. (REIT)	22,652	520,090
Senior Housing Properties Trust (REIT)	28,445	263,258
Service Properties Trust (REIT)	19,603	505,561
Spirit Realty Capital, Inc. (REIT)	10,739	513,969
Tanger Factory Outlet Centers, Inc. (REIT)(x)	11,176	173,004
Taubman Centers, Inc. (REIT)	7,251	296,058
Uniti Group, Inc. (REIT)(x)	23,067	179,115
Urban Edge Properties (REIT)	13,759	272,291
Weingarten Realty Investors (REIT)	14,483	421,890

		22,787,007

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	6,226	865,788

Total Real Estate		23,652,795

Utilities (4.5%)
Electric Utilities (1.5%)
ALLETE, Inc.	6,210	542,816
Hawaiian Electric Industries, Inc.	13,024	594,025
IDACORP, Inc.	6,062	683,006
OGE Energy Corp.	23,940	1,086,397
PNM Resources, Inc.	9,478	493,614

		3,399,858

Gas Utilities (1.7%)
National Fuel Gas Co.	10,308	483,651
New Jersey Resources Corp.	10,700	483,854
ONE Gas, Inc.	6,366	611,836
Southwest Gas Holdings, Inc.	6,495	591,305
Spire, Inc.	6,106	532,687
UGI Corp.	24,991	1,256,298

		3,959,631

Multi-Utilities (0.8%)
Black Hills Corp.	7,323	561,894
MDU Resources Group, Inc.	23,746	669,400
NorthWestern Corp.	6,074	455,853

		1,687,147

Water Utilities (0.5%)
Aqua America, Inc.	25,801	1,156,659

Total Utilities		10,203,295

Total Common Stocks (90.9%) (Cost $158,555,129)		207,086,947

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	9,644,851	9,647,744

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $300,020, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $500,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $510,000.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,028,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,049,359.(xx)	1,028,783	1,028,783

Total Repurchase Agreements		2,228,783

Total Short-Term Investments (5.2%) (Cost $11,875,565)		11,876,527

Total Investments in Securities (96.1%) (Cost $170,430,694)		218,963,474
Other Assets Less Liabilities (3.9%)		8,950,573

Net Assets (100%)		$227,914,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $4,763,745. This was collateralized by $2,693,607 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 5/15/49 and by cash of $2,228,783 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	107	12/2019	USD	20,736,600	(292,365)

					(292,365)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,900,678	$—	$—	$4,900,678
Consumer Discretionary	25,814,884	—	—	25,814,884
Consumer Staples	5,841,889	—	—	5,841,889
Energy	4,478,062	—	—	4,478,062
Financials	34,783,805	—	—	34,783,805
Health Care	20,325,045	—	—	20,325,045
Industrials	32,919,592	—	—	32,919,592
Information Technology	31,554,144	—	—	31,554,144
Materials	12,612,758	—	—	12,612,758
Real Estate	23,652,795	—	—	23,652,795
Utilities	10,203,295	—	—	10,203,295
Short-Term Investments
Investment Company	9,647,744	—	—	9,647,744
Repurchase Agreements	—	2,228,783	—	2,228,783

Total Assets	$216,734,691	$2,228,783	$—	$218,963,474

Liabilities:
Futures	$(292,365)	$—	$—	$(292,365)

Total Liabilities	$(292,365)	$—	$—	$(292,365)

Total	$216,442,326	$2,228,783	$—	$218,671,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,000,795
Aggregate gross unrealized depreciation	(13,895,605)

Net unrealized appreciation	$48,105,190

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,565,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,205	$188,421
ATN International, Inc.	5,302	309,478
Bandwidth, Inc., Class A*	8,283	539,306
Cincinnati Bell, Inc.*	25,519	129,381
Cogent Communications Holdings, Inc.	22,261	1,226,581
Consolidated Communications Holdings, Inc.	38,367	182,627
Frontier Communications Corp.(x)*	35,379	30,674
IDT Corp., Class B*	8,995	94,717
Intelsat SA(x)*	34,738	792,026
Iridium Communications, Inc.*	52,600	1,119,328
Ooma, Inc.*	10,763	111,935
ORBCOMM, Inc.(x)*	37,964	180,709
Pareteum Corp.(x)*	81,927	105,686
Vonage Holdings Corp.*	119,233	1,347,333

		6,358,202

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	26,917	288,012
Eros International plc*	31,667	60,484
Gaia, Inc.(x)*	5,014	32,767
Glu Mobile, Inc.*	58,143	290,134
IMAX Corp.*	28,546	626,585
Liberty Media Corp.-Liberty Braves, Class A*	5,459	151,924
Liberty Media Corp.-Liberty Braves, Class C*	17,906	496,891
LiveXLive Media, Inc.*	17,451	34,989
Marcus Corp. (The)	11,800	436,718
Reading International, Inc., Class A*	10,189	121,860
Rosetta Stone, Inc.*	11,121	193,505

		2,733,869

Interactive Media & Services (0.4%)
Care.com, Inc.*	12,707	132,788
Cargurus, Inc.*	38,460	1,190,337
Cars.com, Inc.*	34,682	311,444
DHI Group, Inc.*	24,099	92,781
Eventbrite, Inc., Class A(x)*	18,920	335,073
EverQuote, Inc., Class A(x)*	6,991	149,188
Liberty TripAdvisor Holdings, Inc., Class A*	38,920	366,237
Meet Group, Inc. (The)*	54,469	178,386
QuinStreet, Inc.*	22,792	286,951
Travelzoo*	2,298	24,566
TrueCar, Inc.*	51,182	174,019
Yelp, Inc.*	37,590	1,306,253

		4,548,023

Media (0.9%)
Boston Omaha Corp., Class A(x)*	5,891	116,819
Cardlytics, Inc.*	9,548	320,049
cbdMD, Inc.(x)*	3,284	13,005
Central European Media Enterprises Ltd., Class A*	50,217	225,725
Clear Channel Outdoor Holdings, Inc.*	40,698	102,559
comScore, Inc.*	21,838	41,711
Cumulus Media, Inc., Class A(x)*	8,258	120,071
Daily Journal Corp.(x)*	615	152,249
Emerald Expositions Events, Inc.	14,189	138,059
Entercom Communications Corp., Class A	62,301	208,085
Entravision Communications Corp., Class A	38,132	121,260
EW Scripps Co. (The), Class A	27,291	362,424
Fluent, Inc.(x)*	26,238	71,761
Gannett Co., Inc.	55,803	599,324
Gray Television, Inc.*	47,183	770,027
Hemisphere Media Group, Inc.*	9,296	113,597
Lee Enterprises, Inc.(x)*	18,631	38,007
Liberty Latin America Ltd., Class A*	21,917	374,123
Liberty Latin America Ltd., Class C*	60,627	1,036,419
Loral Space & Communications, Inc.*	6,420	265,788
Marchex, Inc., Class B*	12,065	37,884
MDC Partners, Inc., Class A*	21,777	61,411
Meredith Corp.(x)	20,929	767,257
MSG Networks, Inc., Class A(x)*	30,352	492,309
National CineMedia, Inc.	30,351	248,878
New Media Investment Group, Inc.(x)	27,965	246,372
Saga Communications, Inc., Class A	1,189	35,373
Scholastic Corp.	15,992	603,858
TechTarget, Inc.*	14,267	321,364
TEGNA, Inc.	115,535	1,794,259
Tribune Publishing Co.	13,060	112,055
WideOpenWest, Inc.*	19,161	118,032

		10,030,114

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	21,603	239,793
Gogo, Inc.(x)*	41,004	247,254
Shenandoah Telecommunications Co.	24,746	786,181
Spok Holdings, Inc.	12,152	145,095

		1,418,323

Total Communication Services		25,088,531

Consumer Discretionary (10.1%)
Auto Components (1.0%)
Adient plc	45,489	1,044,428
American Axle & Manufacturing Holdings, Inc.*	57,348	471,401
Cooper Tire & Rubber Co.	26,264	686,016
Cooper-Standard Holdings, Inc.*	9,098	371,926
Dana, Inc.	75,553	1,090,985
Dorman Products, Inc.*	13,737	1,092,641
Fox Factory Holding Corp.*	19,490	1,213,058
Gentherm, Inc.*	18,193	747,459
LCI Industries	12,784	1,174,210
Modine Manufacturing Co.*	23,927	272,050
Motorcar Parts of America, Inc.*	11,517	194,637
Standard Motor Products, Inc.	10,668	517,931
Stoneridge, Inc.*	13,404	415,122
Tenneco, Inc., Class A	25,481	319,022
Visteon Corp.*	14,620	1,206,735

		10,817,621

Automobiles (0.1%)
Winnebago Industries, Inc.	15,842	607,541

Distributors (0.1%)
Core-Mark Holding Co., Inc.	23,309	748,569
Funko, Inc., Class A*	10,569	217,457
Greenlane Holdings, Inc., Class A(x)*	10,059	34,100
Weyco Group, Inc.	4,076	92,158

		1,092,284

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	29,797	1,134,968
American Public Education, Inc.*	8,087	180,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Career Education Corp.*	34,981	$555,848
Carriage Services, Inc.	9,744	199,167
Chegg, Inc.*	61,707	1,848,125
Collectors Universe, Inc.	4,920	140,122
Houghton Mifflin Harcourt Co.*	55,023	293,273
K12, Inc.*	19,073	503,527
Laureate Education, Inc., Class A*	52,331	867,386
OneSpaWorld Holdings Ltd.*	23,421	363,728
Regis Corp.*	14,335	289,854
Select Interior Concepts, Inc., Class A*	13,832	179,401
Sotheby’s*	16,889	962,335
Strategic Education, Inc.	11,224	1,525,117
WW International, Inc.*	24,348	920,841

		9,964,356

Hotels, Restaurants & Leisure (2.5%)
BBX Capital Corp.	31,671	147,904
Biglari Holdings, Inc., Class B*	796	86,764
BJ’s Restaurants, Inc.	10,654	413,801
Bloomin’ Brands, Inc.	46,037	871,480
Bluegreen Vacations Corp.(x)	7,439	69,332
Boyd Gaming Corp.	41,031	982,692
Brinker International, Inc.	19,152	817,216
Carrols Restaurant Group, Inc.*	20,230	167,707
Century Casinos, Inc.*	16,851	130,258
Cheesecake Factory, Inc. (The)(x)	22,161	923,670
Churchill Downs, Inc.	18,395	2,270,955
Chuy’s Holdings, Inc.*	8,945	221,478
Cracker Barrel Old Country Store, Inc.(x)	10,245	1,666,349
Dave & Buster’s Entertainment, Inc.	18,716	728,988
Del Taco Restaurants, Inc.*	15,929	162,874
Denny’s Corp.*	31,381	714,388
Dine Brands Global, Inc.	9,104	690,629
Drive Shack, Inc.*	33,099	142,657
El Pollo Loco Holdings, Inc.*	14,328	157,035
Eldorado Resorts, Inc.(x)*	34,978	1,394,573
Empire Resorts, Inc.*	2,655	25,568
Everi Holdings, Inc.*	35,827	303,096
Fiesta Restaurant Group, Inc.*	13,683	142,577
Golden Entertainment, Inc.*	9,441	125,471
Habit Restaurants, Inc. (The), Class A*	13,112	114,599
Inspired Entertainment, Inc.*	3,478	25,007
International Speedway Corp., Class A	12,641	568,971
J Alexander’s Holdings, Inc.*	7,343	86,060
Jack in the Box, Inc.	13,447	1,225,291
Kura Sushi USA, Inc., Class A*	1,270	24,917
Lindblad Expeditions Holdings, Inc.*	12,181	204,154
Marriott Vacations Worldwide Corp.	23,098	2,393,184
Monarch Casino & Resort, Inc.*	5,813	242,344
Nathan’s Famous, Inc.	1,788	128,468
Noodles & Co.(x)*	19,335	109,436
Papa John’s International, Inc.(x)	11,050	578,468
Penn National Gaming, Inc.*	57,027	1,062,128
PlayAGS, Inc.*	15,692	161,314
Potbelly Corp.*	17,735	77,325
RCI Hospitality Holdings, Inc.	5,892	121,847
Red Lion Hotels Corp.*	14,455	93,668
Red Robin Gourmet Burgers, Inc.*	7,428	247,055
Red Rock Resorts, Inc., Class A	35,167	714,066
Ruth’s Hospitality Group, Inc.	14,590	297,855
Scientific Games Corp., Class A*	27,658	562,840
SeaWorld Entertainment, Inc.*	24,512	645,156
Shake Shack, Inc., Class A*	14,979	1,468,541
Target Hospitality Corp.(x)*	22,097	150,481
Texas Roadhouse, Inc.	34,824	1,828,956
Twin River Worldwide Holdings, Inc.	10,413	237,729
Wingstop, Inc.	15,348	1,339,573

		28,066,895

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	5,403	82,666
Beazer Homes USA, Inc.*	15,849	236,150
Cavco Industries, Inc.*	4,577	879,196
Century Communities, Inc.*	14,054	430,474
Ethan Allen Interiors, Inc.	12,131	231,702
Flexsteel Industries, Inc.	3,198	47,394
GoPro, Inc., Class A(x)*	61,259	317,628
Green Brick Partners, Inc.*	15,280	163,496
Hamilton Beach Brands Holding Co., Class A	5,395	87,237
Helen of Troy Ltd.*	13,350	2,104,761
Hooker Furniture Corp.	7,794	167,103
Installed Building Products, Inc.*	11,986	687,277
iRobot Corp.(x)*	13,996	863,133
KB Home	45,546	1,548,564
La-Z-Boy, Inc.	23,289	782,278
Legacy Housing Corp.*	3,066	49,669
LGI Homes, Inc.*	10,399	866,445
Lifetime Brands, Inc.	5,779	51,144
Lovesac Co. (The)*	7,154	133,565
M.D.C. Holdings, Inc.	26,451	1,140,038
M/I Homes, Inc.*	12,902	485,760
Meritage Homes Corp.*	19,844	1,396,026
Purple Innovation, Inc.(x)*	2,551	19,209
Skyline Champion Corp.*	26,103	785,439
Sonos, Inc.*	36,453	488,835
Taylor Morrison Home Corp., Class A*	55,995	1,452,510
TopBuild Corp.*	17,990	1,734,776
TRI Pointe Group, Inc.*	75,417	1,134,272
Tupperware Brands Corp.	24,355	386,514
Universal Electronics, Inc.*	6,953	353,908
William Lyon Homes, Class A*	15,506	315,702
ZAGG, Inc.(x)*	18,615	116,716

		19,539,587

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	13,659	202,085
Duluth Holdings, Inc., Class B(x)*	9,336	79,169
Groupon, Inc.*	224,626	597,505
Lands’ End, Inc.*	9,922	112,565
Leaf Group Ltd.*	6,832	28,694
Liquidity Services, Inc.*	17,015	125,911
Overstock.com, Inc.(x)*	16,357	173,221
PetMed Express, Inc.(x)	10,545	190,021
Quotient Technology, Inc.*	36,852	288,183
RealReal, Inc. (The)(x)*	6,597	147,509
Rubicon Project, Inc. (The)*	24,364	212,211
Shutterstock, Inc.*	10,246	370,086
Stamps.com, Inc.*	8,634	642,801
Stitch Fix, Inc., Class A(x)*	21,741	418,514
Waitr Holdings, Inc.(x)*	56,854	73,057

		3,661,532

Leisure Products (0.3%)
Acushnet Holdings Corp.	17,424	459,994
American Outdoor Brands Corp.*	27,459	160,635
Callaway Golf Co.	49,537	961,513
Clarus Corp.	12,249	143,620
Escalade, Inc.	3,712	40,424
Johnson Outdoors, Inc., Class A	2,836	166,076
Malibu Boats, Inc., Class A*	10,249	314,439
Marine Products Corp.	6,883	97,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MasterCraft Boat Holdings, Inc.*	12,749	$190,279
Sturm Ruger & Co., Inc.(x)	9,073	378,888
Vista Outdoor, Inc.*	38,712	239,627
YETI Holdings, Inc.(x)*	15,363	430,164

		3,583,122

Multiline Retail (0.1%)
Big Lots, Inc.	20,401	499,824
Dillard’s, Inc., Class A(x)	6,002	396,792
JC Penney Co., Inc.(x)*	295,333	262,522

		1,159,138

Specialty Retail (2.3%)
Aaron’s, Inc.	35,871	2,305,070
Abercrombie & Fitch Co., Class A	35,188	548,933
American Eagle Outfitters, Inc.	85,931	1,393,801
America’s Car-Mart, Inc.*	3,313	303,802
Asbury Automotive Group, Inc.*	10,003	1,023,607
Ascena Retail Group, Inc.(x)*	83,081	21,942
At Home Group, Inc.(x)*	34,526	332,140
Barnes & Noble Education, Inc.*	29,457	91,906
Bed Bath & Beyond, Inc.(x)	62,664	666,745
Boot Barn Holdings, Inc.*	13,907	485,354
Buckle, Inc. (The)(x)	14,351	295,631
Caleres, Inc.	21,513	503,619
Camping World Holdings, Inc., Class A(x)	23,146	205,999
Cato Corp. (The), Class A	12,986	228,683
Chico’s FAS, Inc.	66,224	266,883
Children’s Place, Inc. (The)(x)	7,672	590,667
Citi Trends, Inc.	7,306	133,700
Conn’s, Inc.*	14,712	365,740
Container Store Group, Inc. (The)*	18,159	80,263
Designer Brands, Inc., Class A	33,530	574,034
Express, Inc.*	46,468	159,850
GameStop Corp., Class A(x)	46,316	255,664
Genesco, Inc.*	8,498	340,090
GNC Holdings, Inc., Class A(x)*	62,110	132,915
Group 1 Automotive, Inc.	9,932	916,823
Guess?, Inc.(x)	27,480	509,204
Haverty Furniture Cos., Inc.	11,147	225,950
Hibbett Sports, Inc.*	11,460	262,434
Hudson Ltd., Class A*	19,841	243,449
J. Jill, Inc.(x)	14,439	27,434
Lithia Motors, Inc., Class A	11,503	1,522,767
Lumber Liquidators Holdings, Inc.(x)*	18,230	179,930
MarineMax, Inc.*	11,552	178,825
Michaels Cos., Inc. (The)(x)*	44,111	431,847
Monro, Inc.	17,156	1,355,496
Murphy USA, Inc.*	15,774	1,345,522
National Vision Holdings, Inc.*	41,057	988,242
Office Depot, Inc.	280,076	491,533
Party City Holdco, Inc.(x)*	31,679	180,887
Rent-A-Center, Inc.	25,397	654,989
RH(x)*	8,831	1,508,600
RTW RetailWinds, Inc.*	11,484	15,733
Sally Beauty Holdings, Inc.*	64,156	955,283
Shoe Carnival, Inc.(x)	8,428	273,151
Signet Jewelers Ltd.(x)	26,226	439,548
Sleep Number Corp.*	15,002	619,883
Sonic Automotive, Inc., Class A	13,625	427,961
Sportsman’s Warehouse Holdings, Inc.*	29,455	152,577
Tailored Brands, Inc.(x)	44,037	193,763
Tile Shop Holdings, Inc.	33,712	107,541
Tilly’s, Inc., Class A	17,024	160,707
Winmark Corp.	1,175	207,258
Zumiez, Inc.*	10,912	345,638

		26,230,013

Textiles, Apparel & Luxury Goods (0.8%)
Centric Brands, Inc.(x)*	6,743	16,925
Crocs, Inc.*	31,710	880,270
Culp, Inc.	7,089	115,551
Deckers Outdoor Corp.*	15,331	2,259,176
Delta Apparel, Inc.*	2,750	65,312
Fossil Group, Inc.(x)*	23,021	287,993
G-III Apparel Group Ltd.*	23,282	599,977
Kontoor Brands, Inc.	23,017	807,897
Movado Group, Inc.	7,863	195,474
Oxford Industries, Inc.	8,645	619,846
Rocky Brands, Inc.	3,584	119,096
Steven Madden Ltd.	43,973	1,573,794
Superior Group of Cos., Inc.	5,910	95,269
Unifi, Inc.*	7,861	172,313
Vera Bradley, Inc.*	14,926	150,753
Vince Holding Corp.*	1,373	26,073
Wolverine World Wide, Inc.	44,584	1,259,944

		9,245,663

Total Consumer Discretionary		113,967,752

Consumer Staples (2.7%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,360	1,587,389
Celsius Holdings, Inc.(x)*	13,005	45,192
Coca-Cola Consolidated, Inc.	2,487	755,725
Craft Brew Alliance, Inc.*	7,270	59,541
MGP Ingredients, Inc.(x)	6,550	325,404
National Beverage Corp.(x)	5,917	262,478
New Age Beverages Corp.(x)*	45,984	126,916
Primo Water Corp.(x)*	19,600	240,688

		3,403,333

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,421	368,323
BJ’s Wholesale Club Holdings, Inc.*	60,141	1,555,848
Chefs’ Warehouse, Inc. (The)*	12,845	517,910
HF Foods Group, Inc.(x)*	4,117	70,195
Ingles Markets, Inc., Class A	6,916	268,756
Natural Grocers by Vitamin Cottage, Inc.*	7,283	72,757
Performance Food Group Co.*	54,742	2,518,679
PriceSmart, Inc.	11,891	845,450
Rite Aid Corp.(x)*	39,867	277,076
SpartanNash Co.	19,100	225,953
United Natural Foods, Inc.*	26,262	302,538
Village Super Market, Inc., Class A	5,669	149,945
Weis Markets, Inc.	5,212	198,786

		7,372,216

Food Products (1.1%)
Alico, Inc.	1,705	58,004
B&G Foods, Inc.(x)	33,312	629,930
Bridgford Foods Corp.(x)*	902	27,213
Calavo Growers, Inc.	8,653	823,593
Cal-Maine Foods, Inc.	16,377	654,343
Darling Ingredients, Inc.*	86,620	1,657,041
Dean Foods Co.(x)	61,533	71,378
Farmer Brothers Co.*	7,045	91,233
Fresh Del Monte Produce, Inc.	16,501	562,849
Freshpet, Inc.*	17,445	868,238
Hostess Brands, Inc.*	59,037	825,632
J&J Snack Foods Corp.	7,918	1,520,256
John B Sanfilippo & Son, Inc.	4,577	442,138
Lancaster Colony Corp.	10,082	1,397,869
Landec Corp.*	14,558	158,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Limoneira Co.	8,728	$160,246
Sanderson Farms, Inc.	10,552	1,596,834
Seneca Foods Corp., Class A*	3,729	116,270
Simply Good Foods Co. (The)*	36,861	1,068,600
Tootsie Roll Industries, Inc.(x)	8,299	308,225

		13,038,138

Household Products (0.2%)
Central Garden & Pet Co.*	5,579	163,074
Central Garden & Pet Co., Class A*	22,386	620,652
Oil-Dri Corp. of America	2,961	100,852
WD-40 Co.	7,270	1,334,336

		2,218,914

Personal Products (0.3%)
Edgewell Personal Care Co.*	27,911	906,828
elf Beauty, Inc.*	18,329	320,941
Inter Parfums, Inc.	8,718	609,998
Lifevantage Corp.*	6,863	94,023
Medifast, Inc.(x)	5,706	591,313
Nature’s Sunshine Products, Inc.*	3,875	32,124
Revlon, Inc., Class A(x)*	5,900	138,591
USANA Health Sciences, Inc.*	6,525	446,245
Youngevity International, Inc.(x)*	3,572	15,967

		3,156,030

Tobacco (0.2%)
22nd Century Group, Inc.(x)*	83,699	189,160
Pyxus International, Inc.(x)*	2,966	38,795
Turning Point Brands, Inc.(x)	5,653	130,358
Universal Corp.	13,013	713,243
Vector Group Ltd.(x)	56,984	678,673

		1,750,229

Total Consumer Staples		30,938,860

Energy (3.0%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	63,847	636,555
C&J Energy Services, Inc.*	32,698	350,850
Cactus, Inc., Class A*	24,379	705,528
Covia Holdings Corp.(x)*	39,335	79,457
Diamond Offshore Drilling, Inc.(x)*	32,520	180,811
DMC Global, Inc.(x)	7,218	317,448
Dril-Quip, Inc.*	18,509	928,782
Era Group, Inc.*	10,195	107,659
Exterran Corp.*	16,158	211,023
Forum Energy Technologies, Inc.*	52,696	81,679
Frank’s International NV*	49,558	235,401
FTS International, Inc.*	33,267	74,518
Geospace Technologies Corp.*	4,604	70,763
Helix Energy Solutions Group, Inc.*	71,678	577,725
Independence Contract Drilling, Inc.*	22,765	27,318
Keane Group, Inc.(x)*	32,610	197,617
KLX Energy Services Holdings, Inc.*	14,364	124,177
Liberty Oilfield Services, Inc., Class A(x)	24,824	268,844
Mammoth Energy Services, Inc.	14,425	35,774
Matrix Service Co.*	14,526	248,976
McDermott International, Inc.*	94,322	190,530
Nabors Industries Ltd.	185,135	346,202
National Energy Services Reunited Corp.*	13,955	93,219
Natural Gas Services Group, Inc.*	5,941	76,104
NCS Multistage Holdings, Inc.*	10,383	20,766
Newpark Resources, Inc.*	45,067	343,411
Nine Energy Service, Inc.*	10,440	64,415
Noble Corp. plc*	186,061	236,297
Oceaneering International, Inc.*	49,356	668,774
Oil States International, Inc.*	29,896	397,617
Pacific Drilling SA*	14,887	58,208
Parker Drilling Co.*	4,144	78,404
ProPetro Holding Corp.*	41,416	376,471
RigNet, Inc.*	8,291	64,255
RPC, Inc.(x)	33,409	187,425
SEACOR Holdings, Inc.*	8,984	422,877
SEACOR Marine Holdings, Inc.*	10,216	128,415
Seadrill Ltd.(x)*	37,499	78,748
Select Energy Services, Inc., Class A*	31,055	268,936
Smart Sand, Inc.(x)*	6,912	19,561
Solaris Oilfield Infrastructure, Inc., Class A(x)	15,100	202,642
TETRA Technologies, Inc.*	70,440	141,584
Tidewater, Inc.*	19,898	300,659
US Silica Holdings, Inc.(x)	37,534	358,825
US Well Services, Inc.(x)*	7,484	16,390

		10,601,640

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	87,188	44,248
Altus Midstream Co.(x)*	36,330	102,814
Amplify Energy Corp.	14,754	91,032
Arch Coal, Inc., Class A(x)	9,025	669,655
Ardmore Shipping Corp.*	18,493	123,718
Berry Petroleum Corp.	28,081	262,838
Bonanza Creek Energy, Inc.*	9,788	219,153
Brigham Minerals, Inc., Class A(x)	9,130	181,687
California Resources Corp.(x)*	23,745	242,199
Callon Petroleum Co.(x)*	114,976	498,996
Carrizo Oil & Gas, Inc.*	45,489	390,523
Chaparral Energy, Inc., Class A(x)*	10,810	14,485
Clean Energy Fuels Corp.*	77,317	159,660
CNX Resources Corp.*	98,203	712,954
Comstock Resources, Inc.(x)*	15,641	121,843
CONSOL Energy, Inc.*	13,808	215,819
Contura Energy, Inc.*	9,810	274,288
CVR Energy, Inc.	15,377	677,049
Delek US Holdings, Inc.	39,251	1,424,811
Denbury Resources, Inc.*	227,091	270,238
DHT Holdings, Inc.	48,817	300,225
Diamond S Shipping, Inc.*	12,879	141,927
Dorian LPG Ltd.*	19,253	199,461
Earthstone Energy, Inc., Class A*	7,947	25,828
Energy Fuels, Inc.(x)*	55,446	107,011
Evolution Petroleum Corp.	17,578	102,655
Extraction Oil & Gas, Inc.(x)*	50,828	149,434
Falcon Minerals Corp.(x)	20,126	115,724
GasLog Ltd.	20,979	269,580
Golar LNG Ltd.(x)	47,733	620,052
Goodrich Petroleum Corp.*	2,482	26,384
Green Plains, Inc.	20,916	221,605
Gulfport Energy Corp.*	81,415	220,635
Hallador Energy Co.	7,574	27,418
HighPoint Resources Corp.*	88,254	140,324
International Seaways, Inc.*	13,217	254,559
Isramco, Inc.*	606	74,350
Jagged Peak Energy, Inc.(x)*	44,201	320,899
Laredo Petroleum, Inc.*	86,573	208,641
Magnolia Oil & Gas Corp., Class A(x)*	52,270	580,197
Matador Resources Co.*	56,056	926,606
Montage Resources Corp.*	10,543	39,853
NACCO Industries, Inc., Class A	2,374	151,722
NextDecade Corp.(x)*	7,377	42,492
Nordic American Tankers Ltd.(x)	84,825	183,222
Northern Oil and Gas, Inc.(x)*	180,084	352,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oasis Petroleum, Inc.*	165,881	$573,948
Overseas Shipholding Group, Inc., Class A*	32,537	56,940
Panhandle Oil and Gas, Inc., Class A	7,678	107,338
Par Pacific Holdings, Inc.*	18,674	426,888
PDC Energy, Inc.*	34,049	944,860
Peabody Energy Corp.	36,870	542,726
Penn Virginia Corp.*	6,698	194,711
PrimeEnergy Resources Corp.(x)*	381	43,815
QEP Resources, Inc.	123,947	458,604
Renewable Energy Group, Inc.(x)*	19,384	290,857
REX American Resources Corp.*	2,934	223,952
Ring Energy, Inc.*	35,256	57,820
Roan Resources, Inc.(x)*	27,713	34,087
Rosehill Resources, Inc.*	3,631	7,080
SandRidge Energy, Inc.*	14,765	69,395
Scorpio Tankers, Inc.	22,114	658,113
SemGroup Corp., Class A	38,341	626,492
Ship Finance International Ltd.	43,193	606,430
SilverBow Resources, Inc.*	3,656	35,427
SM Energy Co.	57,764	559,733
Southwestern Energy Co.(x)*	285,533	551,079
SRC Energy, Inc.*	121,200	564,792
Talos Energy, Inc.*	10,195	207,264
Teekay Corp.	43,902	175,608
Teekay Tankers Ltd., Class A*	112,052	145,668
Tellurian, Inc.(x)*	47,698	396,609
Unit Corp.*	28,619	96,732
Uranium Energy Corp.(x)*	100,146	97,632
W&T Offshore, Inc.(x)*	62,771	274,309
Whiting Petroleum Corp.(x)*	47,735	383,312
World Fuel Services Corp.	33,839	1,351,530

		23,265,530

Total Energy		33,867,170

Financials (16.5%)
Banks (8.9%)
1st Constitution Bancorp	4,254	79,763
1st Source Corp.	7,642	349,469
ACNB Corp.	3,869	132,707
Allegiance Bancshares, Inc.*	9,195	295,068
Amalgamated Bank, Class A	8,662	138,765
Amerant Bancorp, Inc.(x)*	10,440	218,927
American National Bankshares, Inc.	5,591	198,313
Ameris Bancorp	32,258	1,298,062
Ames National Corp.	5,398	154,437
Arrow Financial Corp.	6,595	220,210
Atlantic Capital Bancshares, Inc.*	12,679	219,854
Atlantic Union Bankshares Corp.	42,360	1,577,698
Banc of California, Inc.	26,698	377,510
BancFirst Corp.	9,741	539,846
Bancorp, Inc. (The)*	25,928	256,687
BancorpSouth Bank	50,834	1,505,195
Bank First Corp.(x)	3,213	212,636
Bank of Commerce Holdings	9,430	102,693
Bank of Marin Bancorp	7,100	294,579
Bank of NT Butterfield & Son Ltd. (The)	30,639	908,140
Bank of Princeton (The)	3,053	88,720
Bank7 Corp.	3,910	73,508
BankFinancial Corp.	9,030	107,457
Bankwell Financial Group, Inc.	4,409	121,247
Banner Corp.	16,681	936,972
Bar Harbor Bankshares	7,876	196,349
Baycom Corp.*	5,935	134,784
BCB Bancorp, Inc.	8,484	108,935
Berkshire Hills Bancorp, Inc.	26,335	771,352
Boston Private Financial Holdings, Inc.	38,213	445,373
Bridge Bancorp, Inc.	8,642	255,458
Brookline Bancorp, Inc.	37,650	554,584
Bryn Mawr Bank Corp.	9,951	363,311
Business First Bancshares, Inc.	6,873	167,701
Byline Bancorp, Inc.*	12,241	218,869
C&F Financial Corp.	1,944	102,371
Cadence Bancorp	65,181	1,143,275
Cambridge Bancorp(x)	2,365	177,399
Camden National Corp.	7,827	339,066
Capital Bancorp, Inc.*	6,168	84,008
Capital City Bank Group, Inc.	7,110	195,169
Capstar Financial Holdings, Inc.	8,728	144,710
Carolina Financial Corp.	10,251	364,321
Carter Bank & Trust(x)*	11,052	208,772
Cathay General Bancorp	39,643	1,377,000
CBTX, Inc.	8,874	247,407
CenterState Bank Corp.	65,047	1,560,152
Central Pacific Financial Corp.	11,835	336,114
Central Valley Community Bancorp	7,163	145,767
Century Bancorp, Inc., Class A	1,697	148,657
Chemung Financial Corp.	2,160	90,720
Citizens & Northern Corp.	6,767	177,837
City Holding Co.	8,112	618,540
Civista Bancshares, Inc.	8,175	177,643
CNB Financial Corp.	7,400	212,380
Coastal Financial Corp.*	4,901	74,054
Codorus Valley Bancorp, Inc.	4,975	115,718
Colony Bankcorp, Inc.	3,385	51,960
Columbia Banking System, Inc.	35,351	1,304,452
Community Bank System, Inc.	26,628	1,642,681
Community Bankers Trust Corp.	11,419	98,203
Community Financial Corp. (The)	2,802	93,783
Community Trust Bancorp, Inc.	8,076	343,876
ConnectOne Bancorp, Inc.	17,739	393,806
CrossFirst Bankshares, Inc.*	2,507	35,863
Customers Bancorp, Inc.*	14,273	296,022
CVB Financial Corp.	72,317	1,509,256
DNB Financial Corp.	2,650	117,952
Eagle Bancorp, Inc.	18,261	814,806
Enterprise Bancorp, Inc.	5,099	152,868
Enterprise Financial Services Corp.	12,452	507,419
Equity Bancshares, Inc., Class A*	7,725	207,107
Esquire Financial Holdings, Inc.*	3,718	92,206
Evans Bancorp, Inc.	3,040	113,696
Farmers & Merchants Bancorp, Inc.	5,310	137,848
Farmers National Banc Corp.	13,610	197,073
FB Financial Corp.	8,586	322,404
Fidelity D&D Bancorp, Inc.	1,772	110,307
Financial Institutions, Inc.	7,946	239,810
First Bancorp (Nasdaq Stock Exchange)	14,723	528,556
First Bancorp (Quotrix Stock Exchange)	113,561	1,133,339
First Bancorp, Inc.	6,056	166,479
First Bancshares, Inc. (The)	8,502	274,615
First Bank	8,579	92,911
First Busey Corp.	27,523	695,781
First Business Financial Services, Inc.	5,049	121,580
First Capital, Inc.(x)	1,808	104,557
First Choice Bancorp	5,980	127,494
First Commonwealth Financial Corp.	41,768	554,679
First Community Bankshares, Inc.	7,657	247,857
First Financial Bancorp	50,141	1,227,201
First Financial Bankshares, Inc.	68,429	2,280,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Corp.	6,571	$285,641
First Financial Northwest, Inc.	4,794	70,855
First Foundation, Inc.	20,497	313,092
First Guaranty Bancshares, Inc.	3,000	66,420
First Internet Bancorp	5,954	127,475
First Interstate BancSystem, Inc., Class A	19,786	796,189
First Merchants Corp.	31,008	1,166,986
First Mid Bancshares, Inc.	7,063	244,521
First Midwest Bancorp, Inc.	55,529	1,081,705
First Northwest Bancorp	5,254	90,999
First of Long Island Corp. (The)	11,708	266,357
Flushing Financial Corp.	13,963	282,122
FNCB Bancorp, Inc.(x)	7,353	57,427
Franklin Financial Network, Inc.	7,393	223,343
Franklin Financial Services Corp.(x)	2,661	94,599
Fulton Financial Corp.	88,486	1,431,703
FVCBankcorp, Inc.*	7,625	133,895
German American Bancorp, Inc.	12,631	404,824
Glacier Bancorp, Inc.	44,118	1,785,014
Great Southern Bancorp, Inc.	5,625	320,344
Great Western Bancorp, Inc.	29,558	975,414
Guaranty Bancshares, Inc.	4,933	150,900
Hancock Whitney Corp.	47,925	1,835,288
Hanmi Financial Corp.	14,058	264,009
HarborOne Bancorp, Inc.*	15,345	154,447
Hawthorn Bancshares, Inc.	2,969	70,751
Heartland Financial USA, Inc.	17,879	799,906
Heritage Commerce Corp.	20,664	242,905
Heritage Financial Corp.	18,623	502,076
Hilltop Holdings, Inc.	38,591	921,939
Home BancShares, Inc.	80,838	1,519,350
HomeTrust Bancshares, Inc.	8,415	219,379
Hope Bancorp, Inc.	66,342	951,344
Horizon Bancorp, Inc.	19,223	333,711
Howard Bancorp, Inc.*	7,583	126,560
IBERIABANK Corp.	27,749	2,096,159
Independent Bank Corp.	11,163	237,939
Independent Bank Corp./MA	17,262	1,288,608
Independent Bank Group, Inc.	18,617	979,440
International Bancshares Corp.	28,644	1,106,231
Investar Holding Corp.	5,660	134,708
Investors Bancorp, Inc.	121,143	1,376,184
Lakeland Bancorp, Inc.	23,598	364,117
Lakeland Financial Corp.	12,524	550,806
LCNB Corp.	7,727	137,077
LegacyTexas Financial Group, Inc.	26,091	1,135,741
Level One Bancorp, Inc.	3,791	91,439
Live Oak Bancshares, Inc.	13,628	246,667
Macatawa Bank Corp.	15,103	156,920
Mackinac Financial Corp.	4,208	65,056
MainStreet Bancshares, Inc.*	3,671	77,275
Malvern Bancorp, Inc.*	4,229	92,319
Mercantile Bank Corp.	7,895	258,956
Metropolitan Bank Holding Corp.*	3,995	157,123
Mid Penn Bancorp, Inc.(x)	4,099	105,057
Midland States Bancorp, Inc.	10,576	275,505
MidWestOne Financial Group, Inc.	6,320	192,886
MutualFirst Financial, Inc.	3,643	114,827
MVB Financial Corp.	5,084	100,917
National Bank Holdings Corp., Class A	15,341	524,509
National Bankshares, Inc.	3,780	151,389
NBT Bancorp, Inc.	20,365	745,155
Nicolet Bankshares, Inc.*	4,050	269,609
Northeast Bank	4,807	106,571
Northrim Bancorp, Inc.	3,957	156,974
Norwood Financial Corp.(x)	3,330	105,261
Oak Valley Bancorp(x)	3,281	55,022
OFG Bancorp	28,355	620,975
Ohio Valley Banc Corp.	2,341	85,423
Old Line Bancshares, Inc.	7,887	228,802
Old National Bancorp	89,461	1,539,177
Old Second Bancorp, Inc.	14,910	182,200
Opus Bank	12,109	263,613
Origin Bancorp, Inc.	9,596	323,769
Orrstown Financial Services, Inc.	5,927	129,801
Pacific Mercantile Bancorp*	10,568	79,366
Pacific Premier Bancorp, Inc.	31,114	970,446
Park National Corp.	7,151	677,986
Parke Bancorp, Inc.	5,609	124,632
PCB Bancorp	7,924	130,350
Peapack Gladstone Financial Corp.	9,283	260,202
Penns Woods Bancorp, Inc.	2,629	121,591
Peoples Bancorp of North Carolina, Inc.	2,502	74,334
Peoples Bancorp, Inc.	8,531	271,371
Peoples Financial Services Corp.	3,754	170,019
People’s Utah Bancorp	7,830	221,511
Preferred Bank	8,233	431,245
Premier Financial Bancorp, Inc.	7,838	134,578
QCR Holdings, Inc.	7,313	277,748
RBB Bancorp	8,811	173,489
Red River Bancshares, Inc.*	742	32,181
Reliant Bancorp, Inc.	6,024	144,456
Renasant Corp.	30,116	1,054,361
Republic Bancorp, Inc., Class A	5,124	222,638
Republic First Bancorp, Inc.*	27,498	115,492
Richmond Mutual Bancorporation, Inc.(x)*	4,960	69,390
S&T Bancorp, Inc.	16,233	592,991
Sandy Spring Bancorp, Inc.	17,937	604,656
SB One Bancorp	5,148	116,139
Seacoast Banking Corp. of Florida*	26,180	662,616
Select Bancorp, Inc.*	9,204	106,766
ServisFirst Bancshares, Inc.	24,761	820,827
Shore Bancshares, Inc.	7,780	119,890
Sierra Bancorp	7,489	198,908
Simmons First National Corp., Class A	47,672	1,187,033
SmartFinancial, Inc.*	7,650	159,350
South Plains Financial, Inc.	2,487	40,538
South State Corp.	17,777	1,338,608
Southern First Bancshares, Inc.*	3,842	153,104
Southern National Bancorp of Virginia, Inc.	11,265	173,368
Southside Bancshares, Inc.	17,815	607,670
Spirit of Texas Bancshares, Inc.*	7,164	154,384
Stock Yards Bancorp, Inc.	11,101	407,296
Summit Financial Group, Inc.	6,413	164,173
Tompkins Financial Corp.	7,684	623,403
Towne Bank	37,674	1,047,526
TriCo Bancshares	14,863	539,527
TriState Capital Holdings, Inc.*	11,979	252,038
Triumph Bancorp, Inc.*	14,354	457,749
Trustmark Corp.	33,281	1,135,215
UMB Financial Corp.	23,733	1,532,677
Union Bankshares, Inc.	2,352	74,229
United Bankshares, Inc.	51,174	1,937,959
United Community Banks, Inc.	35,745	1,013,371
United Security Bancshares	7,086	74,545
Unity Bancorp, Inc.	4,444	98,435
Univest Financial Corp.	14,532	370,711
Valley National Bancorp	171,701	1,866,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Veritex Holdings, Inc.	27,722	$672,674
Washington Trust Bancorp, Inc.	8,740	422,229
WesBanco, Inc.	27,499	1,027,638
West Bancorporation, Inc.	8,572	186,355
Westamerica Bancorp	14,070	874,873

		100,720,389

Capital Markets (1.4%)
Ares Management Corp.	34,578	927,036
Artisan Partners Asset Management, Inc., Class A	26,507	748,558
Assetmark Financial Holdings, Inc.*	5,200	135,460
Associated Capital Group, Inc., Class A(x)	2,209	78,618
B. Riley Financial, Inc.	11,685	276,000
Blucora, Inc.*	24,798	536,629
Brightsphere Investment Group, Inc.	37,202	368,672
Cohen & Steers, Inc.	12,819	704,148
Cowen, Inc., Class A(x)*	15,121	232,712
Diamond Hill Investment Group, Inc.	1,640	226,533
Donnelley Financial Solutions, Inc.*	17,209	212,015
Federated Investors, Inc., Class B	51,318	1,663,216
Focus Financial Partners, Inc., Class A*	15,563	370,399
GAIN Capital Holdings, Inc.(x)	21,231	112,100
GAMCO Investors, Inc., Class A	4,450	86,997
Greenhill & Co., Inc.	12,704	166,676
Hamilton Lane, Inc., Class A	11,316	644,559
Houlihan Lokey, Inc.	21,250	958,375
INTL. FCStone, Inc.*	7,960	326,838
Ladenburg Thalmann Financial Services, Inc.	65,413	155,029
Moelis & Co., Class A	26,535	871,675
Oppenheimer Holdings, Inc., Class A	5,914	177,775
Piper Jaffray Cos.	7,803	588,970
PJT Partners, Inc., Class A	13,437	546,886
Pzena Investment Management, Inc., Class A	12,056	107,540
Safeguard Scientifics, Inc.*	10,350	117,369
Sculptor Capital Management, Inc.(x)	10,608	206,644
Siebert Financial Corp.*	5,140	47,288
Silvercrest Asset Management Group, Inc., Class A	4,581	56,346
Stifel Financial Corp.	35,512	2,037,679
Value Line, Inc.	1,588	36,127
Virtus Investment Partners, Inc.	3,181	351,723
Waddell & Reed Financial, Inc., Class A(x)	38,153	655,469
Westwood Holdings Group, Inc.	5,155	142,639
WisdomTree Investments, Inc.	71,184	371,936

		15,246,636

Consumer Finance (0.6%)
Curo Group Holdings Corp.(x)*	13,761	182,746
Elevate Credit, Inc.*	19,675	82,832
Encore Capital Group, Inc.(x)*	15,461	515,238
Enova International, Inc.*	16,469	341,732
EZCORP, Inc., Class A*	28,636	184,845
FirstCash, Inc.	22,206	2,035,624
Green Dot Corp., Class A*	26,475	668,494
LendingClub Corp.*	33,951	444,079
Medallion Financial Corp.(x)*	15,780	100,992
Nelnet, Inc., Class A	9,124	580,286
PRA Group, Inc.*	24,039	812,278
Regional Management Corp.*	5,913	166,510
World Acceptance Corp.*	3,689	470,384

		6,586,040

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	14,762	294,354
Cannae Holdings, Inc.*	35,168	966,065
FGL Holdings	83,707	667,982
GWG Holdings, Inc.(x)*	2,033	20,290
Marlin Business Services Corp.	5,680	143,079
On Deck Capital, Inc.*	47,309	158,958

		2,250,728

Insurance (2.2%)
Ambac Financial Group, Inc.*	24,802	484,879
American Equity Investment Life Holding Co.	43,113	1,043,335
AMERISAFE, Inc.	8,999	594,924
Argo Group International Holdings Ltd.	16,864	1,184,527
Citizens, Inc.(x)*	26,589	182,666
CNO Financial Group, Inc.	83,880	1,327,820
Crawford & Co., Class A	9,366	101,902
Donegal Group, Inc., Class A	8,225	120,579
eHealth, Inc.*	11,519	769,354
Employers Holdings, Inc.	13,914	606,372
Enstar Group Ltd.*	5,936	1,127,365
FBL Financial Group, Inc., Class A	5,573	331,649
FedNat Holding Co.	8,809	123,238
Genworth Financial, Inc., Class A*	269,205	1,184,502
Global Indemnity Ltd.	5,012	125,150
Goosehead Insurance, Inc., Class A(x)	7,376	364,006
Greenlight Capital Re Ltd., Class A(x)*	18,365	192,833
Hallmark Financial Services, Inc.*	10,041	192,084
HCI Group, Inc.	3,687	155,002
Health Insurance Innovations, Inc., Class A(x)*	8,729	217,614
Heritage Insurance Holdings, Inc.	15,315	228,959
Horace Mann Educators Corp.	18,891	875,220
Independence Holding Co.	3,425	132,171
Investors Title Co.	1,016	162,662
James River Group Holdings Ltd.	15,350	786,534
Kinsale Capital Group, Inc.	10,267	1,060,684
MBIA, Inc.*	41,220	380,461
National General Holdings Corp.	35,774	823,517
National Western Life Group, Inc., Class A	1,213	325,533
NI Holdings, Inc.*	7,055	120,923
Palomar Holdings, Inc.*	4,247	167,417
ProAssurance Corp.	25,073	1,009,690
ProSight Global, Inc.*	3,440	66,598
Protective Insurance Corp., Class B	6,885	120,143
RLI Corp.	21,687	2,014,939
Safety Insurance Group, Inc.	7,487	758,658
Selective Insurance Group, Inc.	30,726	2,310,288
State Auto Financial Corp.	8,675	280,983
Stewart Information Services Corp.	11,166	433,129
Third Point Reinsurance Ltd.*	38,580	385,414
Tiptree, Inc.	13,025	94,822
Trupanion, Inc.(x)*	14,452	367,370
United Fire Group, Inc.	11,543	542,290
United Insurance Holdings Corp.	13,752	192,390
Universal Insurance Holdings, Inc.	15,757	472,552
Watford Holdings Ltd.(x)*	10,183	274,432

		24,817,580

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	16,225	245,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	55,666	$183,698
Apollo Commercial Real Estate Finance, Inc. (REIT)	80,149	1,536,456
Ares Commercial Real Estate Corp. (REIT)	13,245	201,721
Arlington Asset Investment Corp. (REIT), Class A(x)	23,857	130,975
ARMOUR Residential REIT, Inc. (REIT)	30,787	515,682
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	67,179	2,408,367
Capstead Mortgage Corp. (REIT)	50,462	370,896
Cherry Hill Mortgage Investment Corp. (REIT)	10,458	137,000
Colony Credit Real Estate, Inc. (REIT)	40,651	587,813
Dynex Capital, Inc. (REIT)(x)	14,474	213,926
Ellington Financial, Inc. (REIT)	14,795	267,346
Exantas Capital Corp. (REIT)	14,803	168,310
Granite Point Mortgage Trust, Inc. (REIT)	29,962	561,488
Great Ajax Corp. (REIT)	9,089	140,879
Invesco Mortgage Capital, Inc. (REIT)	72,414	1,108,658
KKR Real Estate Finance Trust, Inc. (REIT)	12,095	236,215
Ladder Capital Corp. (REIT)	53,617	925,966
New York Mortgage Trust, Inc. (REIT)	126,990	773,369
Orchid Island Capital, Inc. (REIT)(x)	32,784	188,508
PennyMac Mortgage Investment Trust (REIT)‡	43,165	959,558
Ready Capital Corp. (REIT)	15,567	247,827
Redwood Trust, Inc. (REIT)	49,836	817,809
TPG RE Finance Trust, Inc. (REIT)	25,811	512,090
Western Asset Mortgage Capital Corp. (REIT)	25,251	243,672

		13,684,038

Thrifts & Mortgage Finance (2.0%)
Axos Financial, Inc.*	30,766	850,680
Bridgewater Bancshares, Inc.*	14,386	171,769
Capitol Federal Financial, Inc.	71,027	978,752
Columbia Financial, Inc.*	26,379	416,524
Dime Community Bancshares, Inc.	18,874	404,092
Entegra Financial Corp.*	3,706	111,328
ESSA Bancorp, Inc.	4,859	79,785
Essent Group Ltd.	51,264	2,443,755
Federal Agricultural Mortgage Corp., Class C	4,606	376,126
First Defiance Financial Corp.	9,573	277,282
Flagstar Bancorp, Inc.	14,455	539,894
FS Bancorp, Inc.	2,596	136,290
Greene County Bancorp, Inc.	2,251	61,677
Hingham Institution for Savings	812	153,468
Home Bancorp, Inc.	4,161	162,237
HomeStreet, Inc.*	11,121	303,826
Kearny Financial Corp.	46,398	605,030
Luther Burbank Corp.	12,284	139,178
Merchants Bancorp	6,397	105,806
Meridian Bancorp, Inc.	26,301	493,144
Meta Financial Group, Inc.	18,884	615,807
MMA Capital Holdings, Inc.*	2,647	79,410
Mr Cooper Group, Inc.(x)*	37,678	400,140
NMI Holdings, Inc., Class A*	34,130	896,254
Northfield Bancorp, Inc.	24,776	397,903
Northwest Bancshares, Inc.	47,675	781,393
OceanFirst Financial Corp.	25,725	607,110
Ocwen Financial Corp.*	92,415	173,740
OP Bancorp	7,387	72,245
Oritani Financial Corp.	19,969	353,351
PCSB Financial Corp.	8,656	173,033
PDL Community Bancorp*	5,750	80,845
PennyMac Financial Services, Inc.*‡	5,008	152,143
Pioneer Bancorp, Inc.*	4,169	52,071
Provident Bancorp, Inc.*	2,684	64,497
Provident Financial Holdings, Inc.	2,938	60,963
Provident Financial Services, Inc.	31,493	772,523
Prudential Bancorp, Inc.	4,946	84,131
Radian Group, Inc.	108,826	2,485,586
Riverview Bancorp, Inc.	12,283	90,649
Southern Missouri Bancorp, Inc.	4,735	172,496
Sterling Bancorp, Inc.	11,601	113,226
Territorial Bancorp, Inc.	4,941	141,214
Timberland Bancorp, Inc.	4,281	117,728
TrustCo Bank Corp.	50,892	414,770
United Community Financial Corp.	24,078	259,561
United Financial Bancorp, Inc.	30,901	421,181
Walker & Dunlop, Inc.	14,455	808,468
Washington Federal, Inc.	42,111	1,557,686
Waterstone Financial, Inc.	12,816	220,179
Western New England Bancorp, Inc.	13,728	130,828
WSFS Financial Corp.	27,411	1,208,825

		22,770,599

Total Financials		186,076,010

Health Care (14.6%)
Biotechnology (6.3%)
Abeona Therapeutics, Inc.(x)*	25,739	58,170
ACADIA Pharmaceuticals, Inc.*	55,404	1,993,990
Acceleron Pharma, Inc.*	22,963	907,268
Achillion Pharmaceuticals, Inc.*	70,384	253,382
Acorda Therapeutics, Inc.*	31,345	89,960
Adamas Pharmaceuticals, Inc.(x)*	16,873	86,305
ADMA Biologics, Inc.*	19,219	85,525
Aduro Biotech, Inc.*	39,815	42,204
Adverum Biotechnologies, Inc.(x)*	27,793	151,472
Aeglea BioTherapeutics, Inc.*	10,704	82,314
Affimed NV*	20,955	61,608
Agenus, Inc.*	77,256	199,320
AgeX Therapeutics, Inc.(x)*	7,401	14,506
Aimmune Therapeutics, Inc.(x)*	22,407	469,203
Akcea Therapeutics, Inc.(x)*	7,506	115,517
Akebia Therapeutics, Inc.*	61,096	239,496
Akero Therapeutics, Inc.(x)*	1,804	41,041
Albireo Pharma, Inc.(x)*	5,978	119,560
Alder Biopharmaceuticals, Inc.(x)*	37,910	714,983
Aldeyra Therapeutics, Inc.(x)*	10,571	55,709
Alector, Inc.*	17,168	247,563
Allakos, Inc.(x)*	10,037	789,209
Allogene Therapeutics, Inc.(x)*	20,083	547,362
AMAG Pharmaceuticals, Inc.(x)*	26,167	302,229
Amicus Therapeutics, Inc.*	129,908	1,041,862
AnaptysBio, Inc.*	12,946	452,981
Anavex Life Sciences Corp.(x)*	14,938	47,204
Anika Therapeutics, Inc.*	7,610	417,713
Apellis Pharmaceuticals, Inc.*	25,044	603,310
Arcus Biosciences, Inc.*	17,372	158,085
Ardelyx, Inc.*	17,101	80,375
Arena Pharmaceuticals, Inc.*	26,490	1,212,447
ArQule, Inc.*	60,041	430,494
Arrowhead Pharmaceuticals, Inc.(x)*	49,563	1,396,685
Assembly Biosciences, Inc.*	12,724	125,077
Atara Biotherapeutics, Inc.*	24,561	346,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Athenex, Inc.(x)*	34,275	$416,955
Athersys, Inc.(x)*	57,951	77,075
Atreca, Inc., Class A(x)*	2,457	30,074
Audentes Therapeutics, Inc.*	22,845	641,716
Avid Bioservices, Inc.*	27,658	146,587
Avrobio, Inc.*	11,669	164,766
Beyondspring, Inc.(x)*	6,426	116,311
BioCryst Pharmaceuticals, Inc.*	67,278	192,751
Biohaven Pharmaceutical Holding Co. Ltd.*	19,636	819,214
BioSpecifics Technologies Corp.*	3,094	165,591
Bioxcel Therapeutics, Inc.*	2,098	14,770
Blueprint Medicines Corp.*	25,953	1,906,767
Bridgebio Pharma, Inc.(x)*	8,528	183,096
Calithera Biosciences, Inc.*	22,817	70,504
Calyxt, Inc.(x)*	8,345	47,066
CareDx, Inc.*	21,116	477,433
CASI Pharmaceuticals, Inc.(x)*	36,731	122,682
Castle Biosciences, Inc.*	1,394	25,217
Catalyst Pharmaceuticals, Inc.(x)*	52,996	281,409
Celcuity, Inc.*	2,526	42,891
Cellular Biomedicine Group, Inc.(x)*	7,771	115,477
CEL-SCI Corp.(x)*	20,570	183,896
Checkpoint Therapeutics, Inc.(x)*	8,021	19,972
ChemoCentryx, Inc.*	21,948	148,807
Chimerix, Inc.*	19,420	45,637
Clovis Oncology, Inc.(x)*	38,246	150,307
Coherus Biosciences, Inc.(x)*	32,071	649,758
Concert Pharmaceuticals, Inc.*	14,143	83,161
Constellation Pharmaceuticals, Inc.*	6,872	44,393
Corbus Pharmaceuticals Holdings, Inc.(x)*	40,999	199,665
Cortexyme, Inc.(x)*	3,205	79,901
Crinetics Pharmaceuticals, Inc.(x)*	6,542	98,392
Cue Biopharma, Inc.*	6,623	55,832
Cyclerion Therapeutics, Inc.*	13,092	158,675
Cytokinetics, Inc.*	28,405	323,249
CytomX Therapeutics, Inc.*	22,879	168,847
Deciphera Pharmaceuticals, Inc.*	11,040	374,698
Denali Therapeutics, Inc.(x)*	24,439	374,405
Dicerna Pharmaceuticals, Inc.*	26,905	386,356
Dynavax Technologies Corp.(x)*	55,335	197,823
Eagle Pharmaceuticals, Inc.*	4,677	264,578
Editas Medicine, Inc.(x)*	25,061	569,887
Eidos Therapeutics, Inc.(x)*	6,408	230,496
Eiger BioPharmaceuticals, Inc.*	12,042	123,430
Emergent BioSolutions, Inc.*	24,195	1,264,915
Enanta Pharmaceuticals, Inc.*	9,004	540,960
Epizyme, Inc.*	40,249	415,168
Esperion Therapeutics, Inc.*	12,185	446,702
Evelo Biosciences, Inc.(x)*	9,482	57,840
Fate Therapeutics, Inc.*	25,956	403,097
FibroGen, Inc.*	40,669	1,503,940
Five Prime Therapeutics, Inc.*	22,464	87,048
Flexion Therapeutics, Inc.(x)*	18,349	251,473
Forty Seven, Inc.*	14,984	96,197
G1 Therapeutics, Inc.*	17,423	396,896
Galectin Therapeutics, Inc.(x)*	11,222	41,185
Genomic Health, Inc.*	14,022	950,972
Geron Corp.(x)*	105,603	140,452
Global Blood Therapeutics, Inc.*	29,722	1,442,111
GlycoMimetics, Inc.*	16,971	73,145
Gossamer Bio, Inc.*	19,576	328,681
Gritstone Oncology, Inc.(x)*	14,931	128,929
Halozyme Therapeutics, Inc.*	75,580	1,172,246
Harpoon Therapeutics, Inc.*	3,246	44,340
Heron Therapeutics, Inc.*	36,867	682,039
Homology Medicines, Inc.*	12,107	219,137
ImmunoGen, Inc.*	106,533	257,810
Immunomedics, Inc.(x)*	90,873	1,204,976
Inovio Pharmaceuticals, Inc.(x)*	61,978	127,055
Insmed, Inc.*	43,304	763,883
Intellia Therapeutics, Inc.(x)*	18,944	252,902
Intercept Pharmaceuticals, Inc.*	13,086	868,387
Intrexon Corp.(x)*	35,521	203,180
Invitae Corp.*	44,997	867,092
Iovance Biotherapeutics, Inc.*	59,560	1,083,992
Ironwood Pharmaceuticals, Inc.*	79,677	684,027
Jounce Therapeutics, Inc.*	10,025	33,383
Kadmon Holdings, Inc.(x)*	77,990	196,535
KalVista Pharmaceuticals, Inc.*	7,462	86,559
Karuna Therapeutics, Inc.*	1,728	28,201
Karyopharm Therapeutics, Inc.(x)*	38,705	372,342
Kezar Life Sciences, Inc.*	7,135	23,403
Kindred Biosciences, Inc.*	21,706	148,686
Kiniksa Pharmaceuticals Ltd., Class A*	9,555	81,313
Kodiak Sciences, Inc.*	14,194	204,110
Krystal Biotech, Inc.(x)*	6,108	212,100
Kura Oncology, Inc.*	15,805	239,762
La Jolla Pharmaceutical Co.(x)*	13,626	119,909
Lexicon Pharmaceuticals, Inc.(x)*	24,976	75,178
Ligand Pharmaceuticals, Inc.*	9,776	973,103
Lineage Cell Therapeutics, Inc.(x)*	34,276	33,590
LogicBio Therapeutics, Inc.*	3,218	34,787
MacroGenics, Inc.*	24,797	316,410
Madrigal Pharmaceuticals, Inc.(x)*	4,232	364,883
Magenta Therapeutics, Inc.(x)*	11,730	120,350
MannKind Corp.(x)*	70,223	87,779
Marker Therapeutics, Inc.(x)*	15,629	79,864
Medicines Co. (The)(x)*	38,985	1,949,250
MediciNova, Inc.(x)*	21,296	169,410
MEI Pharma, Inc.*	23,713	39,838
MeiraGTx Holdings plc*	8,817	140,631
Mersana Therapeutics, Inc.*	14,397	22,747
Millendo Therapeutics, Inc.(x)*	3,268	23,235
Minerva Neurosciences, Inc.*	21,983	170,368
Mirati Therapeutics, Inc.*	13,901	1,083,027
Molecular Templates, Inc.*	7,024	46,288
Momenta Pharmaceuticals, Inc.*	51,756	670,758
Morphic Holding, Inc.(x)*	1,866	33,793
Mustang Bio, Inc.*	9,687	31,580
Myriad Genetics, Inc.*	36,934	1,057,420
Natera, Inc.*	29,056	953,037
Neon Therapeutics, Inc.*	6,355	10,931
NextCure, Inc.(x)*	2,906	89,650
Novavax, Inc.(x)*	10,225	51,329
Oncocyte Corp.(x)*	7,480	15,708
OPKO Health, Inc.(x)*	171,045	357,484
Organogenesis Holdings, Inc.(x)*	5,366	35,255
Palatin Technologies, Inc.*	80,540	73,195
PDL BioPharma, Inc.(x)*	68,004	146,889
Pfenex, Inc.*	12,187	102,858
PhaseBio Pharmaceuticals, Inc.(x)*	6,274	26,163
Pieris Pharmaceuticals, Inc.*	24,938	85,039
PolarityTE, Inc.(x)*	9,683	31,276
Portola Pharmaceuticals, Inc.*	38,135	1,022,781
Precision BioSciences, Inc.(x)*	8,089	67,867
Prevail Therapeutics, Inc.*	2,800	34,384
Principia Biopharma, Inc.*	6,438	181,809
Progenics Pharmaceuticals, Inc.*	42,795	216,329
Protagonist Therapeutics, Inc.(x)*	10,846	130,260
Prothena Corp. plc*	22,438	175,914
PTC Therapeutics, Inc.*	29,869	1,010,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	24,116	$259,609
Ra Pharmaceuticals, Inc.*	17,690	418,368
Radius Health, Inc.*	23,678	609,708
Recro Pharma, Inc.*	7,504	83,144
REGENXBIO, Inc.*	16,962	603,847
Repligen Corp.*	26,959	2,067,486
Replimune Group, Inc.*	8,474	117,789
Retrophin, Inc.*	19,917	230,838
Rhythm Pharmaceuticals, Inc.*	12,644	272,984
Rigel Pharmaceuticals, Inc.*	111,667	208,817
Rocket Pharmaceuticals, Inc.(x)*	19,508	227,268
Rubius Therapeutics, Inc.(x)*	18,370	144,204
Sangamo Therapeutics, Inc.*	59,762	540,846
Savara, Inc.*	15,261	40,442
Scholar Rock Holding Corp.*	10,522	94,172
Seres Therapeutics, Inc.*	21,430	85,934
Solid Biosciences, Inc.(x)*	16,211	167,622
Sorrento Therapeutics, Inc.(x)*	75,987	162,612
Spark Therapeutics, Inc.*	18,306	1,775,316
Spectrum Pharmaceuticals, Inc.*	55,346	459,095
Spero Therapeutics, Inc.*	3,230	34,238
Stemline Therapeutics, Inc.*	25,129	261,593
Stoke Therapeutics, Inc.*	3,455	74,248
Sutro Biopharma, Inc.*	5,986	54,413
Syndax Pharmaceuticals, Inc.*	9,194	68,679
Synlogic, Inc.*	4,633	10,610
Synthorx, Inc.(x)*	5,270	85,743
Syros Pharmaceuticals, Inc.*	19,332	200,666
TCR2 Therapeutics, Inc.(x)*	7,373	110,816
TG Therapeutics, Inc.(x)*	47,451	266,437
Tocagen, Inc.(x)*	8,218	5,444
Translate Bio, Inc.*	17,954	177,924
Turning Point Therapeutics, Inc.(x)*	4,601	172,998
Twist Bioscience Corp.*	10,733	256,304
Tyme Technologies, Inc.(x)*	47,523	56,552
Ultragenyx Pharmaceutical, Inc.*	28,727	1,228,941
UNITY Biotechnology, Inc.(x)*	18,796	114,656
UroGen Pharma Ltd.(x)*	10,249	244,234
Vanda Pharmaceuticals, Inc.*	25,987	345,107
VBI Vaccines, Inc.*	29,197	13,758
Veracyte, Inc.*	24,392	585,408
Vericel Corp.*	23,730	359,272
Viking Therapeutics, Inc.(x)*	31,128	214,161
Voyager Therapeutics, Inc.*	14,141	243,367
X4 Pharmaceuticals, Inc.*	4,532	57,602
XBiotech, Inc.*	10,913	114,150
Xencor, Inc.*	24,609	830,062
Y-mAbs Therapeutics, Inc.*	10,837	282,412
ZIOPHARM Oncology, Inc.(x)*	81,675	349,569

		71,450,609

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	53,514	148,234
Alphatec Holdings, Inc.*	22,178	111,334
AngioDynamics, Inc.*	19,076	351,380
Antares Pharma, Inc.*	82,605	276,314
Apyx Medical Corp.*	13,022	88,159
AtriCure, Inc.*	18,639	464,857
Atrion Corp.	746	581,261
Avanos Medical, Inc.*	24,430	915,148
Avedro, Inc.*	5,473	124,237
Axogen, Inc.*	17,262	215,430
Axonics Modulation Technologies, Inc.(x)*	9,495	255,605
BioLife Solutions, Inc.*	6,122	101,778
BioSig Technologies, Inc.(x)*	5,452	44,979
Cardiovascular Systems, Inc.*	18,028	856,691
Cerus Corp.*	66,175	341,132
Conformis, Inc.*	37,827	70,358
CONMED Corp.	14,151	1,360,619
Corindus Vascular Robotics, Inc.(x)*	67,837	290,342
CryoLife, Inc.*	18,016	489,134
CryoPort, Inc.(x)*	16,635	272,065
Cutera, Inc.*	7,957	232,583
CytoSorbents Corp.(x)*	18,491	93,010
ElectroCore, Inc.(x)*	4,607	10,089
GenMark Diagnostics, Inc.*	28,720	174,043
Glaukos Corp.*	18,559	1,160,123
Globus Medical, Inc., Class A*	39,895	2,039,432
Haemonetics Corp.*	27,261	3,438,703
Heska Corp.*	3,445	244,147
Inogen, Inc.*	9,240	442,688
Integer Holdings Corp.*	17,042	1,287,693
IntriCon Corp.(x)*	4,735	92,048
Invacare Corp.	18,581	139,357
iRadimed Corp.*	3,734	78,489
iRhythm Technologies, Inc.*	12,658	938,084
Lantheus Holdings, Inc.*	19,275	483,128
LeMaitre Vascular, Inc.	9,054	309,466
LivaNova plc*	25,749	1,900,019
Meridian Bioscience, Inc.	21,775	206,645
Merit Medical Systems, Inc.*	27,465	836,584
Mesa Laboratories, Inc.	1,966	467,456
Misonix, Inc.*	2,559	51,436
Natus Medical, Inc.*	17,622	561,084
Neogen Corp.*	26,836	1,827,800
Neuronetics, Inc.*	7,444	61,860
Nevro Corp.*	15,229	1,309,237
Novocure Ltd.*	45,575	3,408,098
NuVasive, Inc.*	26,941	1,707,521
OraSure Technologies, Inc.*	30,410	227,163
Orthofix Medical, Inc.*	9,408	498,812
OrthoPediatrics Corp.*	5,377	189,593
Pulse Biosciences, Inc.(x)*	7,871	121,528
Quidel Corp.*	18,374	1,127,245
Rockwell Medical, Inc.(x)*	26,611	73,446
RTI Surgical Holdings, Inc.*	27,766	79,133
SeaSpine Holdings Corp.*	9,533	116,398
Senseonics Holdings, Inc.(x)*	71,725	70,900
Shockwave Medical, Inc.(x)*	4,052	121,276
SI-BONE, Inc.*	9,616	169,915
Sientra, Inc.(x)*	32,422	210,095
Silk Road Medical, Inc.(x)*	6,267	203,865
Soliton, Inc.(x)*	2,018	21,572
STAAR Surgical Co.(x)*	23,379	602,711
Surmodics, Inc.*	6,509	297,722
Tactile Systems Technology, Inc.*	9,296	393,407
Tandem Diabetes Care, Inc.*	29,808	1,758,076
TransEnterix, Inc.(x)*	101,942	63,184
TransMedics Group, Inc.(x)*	4,397	104,429
Utah Medical Products, Inc.	1,944	186,313
Vapotherm, Inc.*	8,998	85,211
Varex Imaging Corp.*	19,138	546,199
ViewRay, Inc.(x)*	55,118	159,842
Wright Medical Group NV*	65,510	1,351,471
Zynex, Inc.(x)	8,319	79,114

		39,718,500

Health Care Providers & Services (1.8%)
Addus HomeCare Corp.*	5,162	409,243
Amedisys, Inc.*	16,628	2,178,434
American Renal Associates Holdings, Inc.*	10,883	68,781
AMN Healthcare Services, Inc.*	23,897	1,375,511
Apollo Medical Holdings, Inc.(x)*	13,547	238,698
Avalon GloboCare Corp.*	7,542	14,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BioTelemetry, Inc.*	16,903	$688,459
Brookdale Senior Living, Inc.*	97,907	742,135
Catasys, Inc.(x)*	5,057	79,698
Community Health Systems, Inc.(x)*	71,396	257,026
CorVel Corp.*	4,360	330,052
Cross Country Healthcare, Inc.*	21,745	223,974
Diplomat Pharmacy, Inc.*	37,907	185,744
Ensign Group, Inc. (The)	26,888	1,275,298
Enzo Biochem, Inc.*	18,355	66,078
Genesis Healthcare, Inc.(x)*	48,255	53,563
Hanger, Inc.*	18,693	380,963
HealthEquity, Inc.*	36,049	2,060,020
Joint Corp. (The)(x)*	5,125	95,376
LHC Group, Inc.*	15,911	1,806,853
Magellan Health, Inc.*	10,590	657,639
National HealthCare Corp.	6,071	496,911
National Research Corp.	6,858	396,050
Option Care Health, Inc.(x)*	71,023	227,274
Owens & Minor, Inc.	33,134	192,509
Patterson Cos., Inc.	43,310	771,784
PetIQ, Inc.(x)*	10,500	286,230
Providence Service Corp. (The)*	6,310	375,193
R1 RCM, Inc.*	51,008	455,501
RadNet, Inc.*	20,418	293,202
Select Medical Holdings Corp.*	57,001	944,507
Surgery Partners, Inc.(x)*	17,063	126,010
Tenet Healthcare Corp.*	53,365	1,180,434
Tivity Health, Inc.(x)*	23,455	390,057
Triple-S Management Corp., Class B*	12,663	169,684
US Physical Therapy, Inc.	6,688	873,118

		20,366,113

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	86,212	946,608
Castlight Health, Inc., Class B*	51,230	72,234
Computer Programs & Systems, Inc.	7,326	165,641
Evolent Health, Inc., Class A*	35,159	252,793
Health Catalyst, Inc.*	3,065	96,977
HealthStream, Inc.*	13,141	340,220
HMS Holdings Corp.*	45,710	1,575,395
Inovalon Holdings, Inc., Class A(x)*	34,727	569,176
Inspire Medical Systems, Inc.*	7,172	437,635
Livongo Health, Inc.(x)*	5,474	95,467
NextGen Healthcare, Inc.*	30,263	474,221
Omnicell, Inc.*	21,744	1,571,439
OptimizeRx Corp.(x)*	4,795	69,432
Phreesia, Inc.*	3,864	93,663
Simulations Plus, Inc.	7,408	257,058
Tabula Rasa HealthCare, Inc.(x)*	10,306	566,212
Teladoc Health, Inc.(x)*	37,966	2,571,057
Vocera Communications, Inc.(x)*	14,954	368,616

		10,523,844

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	13,433	249,451
Cambrex Corp.*	17,399	1,035,240
ChromaDex Corp.(x)*	16,364	64,392
Codexis, Inc.*	25,843	354,437
Fluidigm Corp.*	35,904	166,236
Luminex Corp.	22,149	457,377
Medpace Holdings, Inc.*	14,272	1,199,419
NanoString Technologies, Inc.*	17,180	370,916
NeoGenomics, Inc.*	49,608	948,505
Pacific Biosciences of California, Inc.*	70,762	365,132
Personalis, Inc.*	3,362	49,337
Quanterix Corp.(x)*	6,963	152,907
Syneos Health, Inc.*	32,643	1,736,934

		7,150,283

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.(x)*	27,266	59,985
Aclaris Therapeutics, Inc.(x)*	17,714	19,131
Aerie Pharmaceuticals, Inc.(x)*	20,890	401,506
Akorn, Inc.*	59,243	225,123
Amneal Pharmaceuticals, Inc.*	71,039	206,013
Amphastar Pharmaceuticals, Inc.*	18,135	359,617
ANI Pharmaceuticals, Inc.*	5,078	370,085
Arvinas, Inc.*	9,668	208,345
Assertio Therapeutics, Inc.*	33,540	42,931
Axsome Therapeutics, Inc.(x)*	12,911	261,319
BioDelivery Sciences International, Inc.*	47,241	198,885
Cara Therapeutics, Inc.(x)*	19,006	347,430
Cerecor, Inc.(x)*	7,466	24,563
Chiasma, Inc.*	13,082	64,756
Collegium Pharmaceutical, Inc.*	18,115	207,960
Corcept Therapeutics, Inc.*	48,613	687,145
CorMedix, Inc.(x)*	8,201	52,322
Cymabay Therapeutics, Inc.*	39,790	203,725
Dermira, Inc.*	25,750	164,543
Dova Pharmaceuticals, Inc.(x)*	12,039	336,490
Eloxx Pharmaceuticals, Inc.(x)*	15,133	68,401
Endo International plc*	110,492	354,679
Evofem Biosciences, Inc.(x)*	5,923	29,852
Evolus, Inc.(x)*	11,569	180,708
EyePoint Pharmaceuticals, Inc.(x)*	21,540	38,987
Innoviva, Inc.*	34,282	361,332
Intersect ENT, Inc.*	14,577	247,955
Intra-Cellular Therapies, Inc.(x)*	31,623	236,224
Kala Pharmaceuticals, Inc.(x)*	9,098	34,618
Kaleido Biosciences, Inc.(x)*	1,755	13,215
Lannett Co., Inc.(x)*	26,007	291,278
Liquidia Technologies, Inc.*	5,971	21,257
Mallinckrodt plc(x)*	60,892	146,750
Marinus Pharmaceuticals, Inc.*	17,764	27,357
Menlo Therapeutics, Inc.*	6,427	28,793
MyoKardia, Inc.*	23,102	1,204,769
NGM Biopharmaceuticals, Inc.(x)*	6,040	83,654
Ocular Therapeutix, Inc.(x)*	15,794	48,014
Odonate Therapeutics, Inc.*	8,178	212,873
Omeros Corp.(x)*	22,665	370,119
Optinose, Inc.(x)*	14,872	104,104
Osmotica Pharmaceuticals plc(x)*	7,557	29,019
Pacira BioSciences, Inc.*	21,102	803,353
Paratek Pharmaceuticals, Inc.(x)*	16,329	70,541
Phibro Animal Health Corp., Class A	10,550	225,032
Prestige Consumer Healthcare, Inc.*	26,258	910,890
Reata Pharmaceuticals, Inc., Class A*	10,067	808,279
resTORbio, Inc.(x)*	10,204	90,203
Revance Therapeutics, Inc.*	20,340	264,420
SIGA Technologies, Inc.*	31,496	161,260
Strongbridge Biopharma plc(x)*	12,593	30,097
Supernus Pharmaceuticals, Inc.*	24,691	678,509
TherapeuticsMD, Inc.(x)*	117,894	427,955
Theravance Biopharma, Inc.(x)*	22,254	433,508
Tricida, Inc.(x)*	10,854	335,063
Verrica Pharmaceuticals, Inc.*	8,484	125,224
WaVe Life Sciences Ltd.(x)*	12,803	262,846
Xeris Pharmaceuticals, Inc.(x)*	15,771	155,029
Zogenix, Inc.*	21,884	876,235
Zynerba Pharmaceuticals, Inc.(x)*	14,630	110,603

		15,344,879

Total Health Care		164,554,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (14.7%)
Aerospace & Defense (1.2%)
AAR Corp.	17,008	$700,900
Aerojet Rocketdyne Holdings, Inc.*	38,872	1,963,425
AeroVironment, Inc.*	10,689	572,503
Astronics Corp.*	11,842	347,918
Axon Enterprise, Inc.*	30,574	1,735,992
Cubic Corp.	16,132	1,136,177
Ducommun, Inc.*	5,603	237,567
Kratos Defense & Security Solutions, Inc.*	46,001	855,389
Maxar Technologies, Inc.(x)	28,809	218,948
Mercury Systems, Inc.*	28,520	2,314,968
Moog, Inc., Class A	17,493	1,419,032
National Presto Industries, Inc.	2,815	250,788
Park Aerospace Corp.	9,744	171,105
Parsons Corp.*	9,822	323,929
Triumph Group, Inc.	25,444	582,159
Vectrus, Inc.*	6,579	267,436
Wesco Aircraft Holdings, Inc.*	29,199	321,481

		13,419,717

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,307	616,033
Atlas Air Worldwide Holdings, Inc.*	12,597	317,822
Echo Global Logistics, Inc.*	13,592	307,859
Forward Air Corp.	14,607	930,758
Hub Group, Inc., Class A*	17,498	813,657
Radiant Logistics, Inc.*	25,185	130,207

		3,116,336

Airlines (0.4%)
Allegiant Travel Co.	6,818	1,020,382
Hawaiian Holdings, Inc.	25,073	658,417
Mesa Air Group, Inc.*	18,140	122,354
SkyWest, Inc.	26,536	1,523,167
Spirit Airlines, Inc.*	37,131	1,347,855

		4,672,175

Building Products (1.4%)
AAON, Inc.	21,204	974,112
Advanced Drainage Systems, Inc.	18,660	602,158
American Woodmark Corp.*	8,336	741,154
Apogee Enterprises, Inc.	13,844	539,777
Armstrong Flooring, Inc.*	16,333	104,368
Builders FirstSource, Inc.*	59,384	1,221,826
Caesarstone Ltd.	12,404	206,030
Continental Building Products, Inc.*	17,754	484,507
Cornerstone Building Brands, Inc.*	31,123	188,294
CSW Industrials, Inc.	7,728	533,464
Gibraltar Industries, Inc.*	16,670	765,820
Griffon Corp.	17,680	370,749
Insteel Industries, Inc.	9,568	196,431
JELD-WEN Holding, Inc.*	33,885	653,642
Masonite International Corp.*	13,744	797,152
Patrick Industries, Inc.*	11,312	485,058
PGT Innovations, Inc.*	33,256	574,331
Quanex Building Products Corp.	15,909	287,635
Simpson Manufacturing Co., Inc.	23,256	1,613,269
Trex Co., Inc.*	30,808	2,801,371
Universal Forest Products, Inc.	31,185	1,243,658

		15,384,806

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	36,191	1,314,457
ACCO Brands Corp.	54,463	537,550
Advanced Disposal Services, Inc.*	38,154	1,242,676
Brady Corp., Class A	25,167	1,335,109
BrightView Holdings, Inc.(x)*	15,506	265,928
Brink’s Co. (The)	27,167	2,253,503
Casella Waste Systems, Inc., Class A*	23,127	993,073
CECO Environmental Corp.*	17,886	124,934
Charah Solutions, Inc.*	6,586	13,962
Cimpress NV*	11,322	1,492,692
CompX International, Inc.	300	4,299
Covanta Holding Corp.	62,936	1,088,163
Deluxe Corp.	23,254	1,143,167
Ennis, Inc.	13,972	282,374
Healthcare Services Group, Inc.	38,324	930,890
Heritage-Crystal Clean, Inc.*	7,893	209,164
Herman Miller, Inc.	32,419	1,494,192
HNI Corp.	22,255	790,053
Interface, Inc.	32,718	472,448
Kimball International, Inc., Class B	18,691	360,736
Knoll, Inc.	27,274	691,396
LSC Communications, Inc.	53,386	73,673
Matthews International Corp., Class A	16,609	587,793
McGrath RentCorp.	12,683	882,610
Mobile Mini, Inc.	23,559	868,385
MSA Safety, Inc.	18,741	2,044,831
NL Industries, Inc.*	4,463	16,781
NRC Group Holdings Corp.*	7,332	91,210
PICO Holdings, Inc.*	11,099	111,989
Pitney Bowes, Inc.	83,282	380,599
Quad/Graphics, Inc.	23,287	244,746
RR Donnelley & Sons Co.	56,360	212,477
SP Plus Corp.*	11,615	429,755
Steelcase, Inc., Class A	44,110	811,624
Team, Inc.*	15,126	273,024
Tetra Tech, Inc.	29,311	2,543,022
UniFirst Corp.	8,122	1,584,765
US Ecology, Inc.	11,178	714,721
Viad Corp.	10,328	693,525
VSE Corp.	5,096	173,723

		29,780,019

Construction & Engineering (1.0%)
Aegion Corp.*	17,151	366,688
Ameresco, Inc., Class A*	11,714	188,244
Arcosa, Inc.	25,303	865,616
Argan, Inc.	7,346	288,624
Comfort Systems USA, Inc.	19,101	844,837
Concrete Pumping Holdings, Inc.(x)*	11,466	45,520
Construction Partners, Inc., Class A*	8,282	129,033
Dycom Industries, Inc.*	15,659	799,392
EMCOR Group, Inc.	29,455	2,536,665
Granite Construction, Inc.	24,492	786,928
Great Lakes Dredge & Dock Corp.*	31,890	333,250
IES Holdings, Inc.*	5,818	119,793
MasTec, Inc.*	31,749	2,061,463
MYR Group, Inc.*	8,109	253,731
Northwest Pipe Co.*	5,693	160,258
NV5 Global, Inc.*	5,179	353,570
Primoris Services Corp.	23,977	470,189
Sterling Construction Co., Inc.*	15,454	203,220
Tutor Perini Corp.*	19,973	286,213
WillScot Corp.*	30,224	470,890

		11,564,124

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	4,573	161,473
American Superconductor Corp.*	14,408	112,959
Atkore International Group, Inc.*	23,934	726,397
AZZ, Inc.	14,212	619,075
Bloom Energy Corp., Class A(x)*	47,022	152,822
Encore Wire Corp.	10,554	593,979
Energous Corp.(x)*	27,779	92,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EnerSys	22,823	$1,504,949
Generac Holdings, Inc.*	32,248	2,526,308
Plug Power, Inc.(x)*	118,734	312,270
Powell Industries, Inc.	4,982	195,045
Preformed Line Products Co.	2,065	112,728
Sunrun, Inc.(x)*	60,755	1,014,912
Thermon Group Holdings, Inc.*	18,145	416,972
TPI Composites, Inc.*	14,013	262,744
Vicor Corp.*	8,706	257,001
Vivint Solar, Inc.(x)*	31,378	205,212

		9,266,933

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	19,089	638,718

Machinery (3.5%)
Actuant Corp., Class A	29,212	640,911
Alamo Group, Inc.	5,001	588,718
Albany International Corp., Class A	15,861	1,430,028
Altra Industrial Motion Corp.	33,393	924,819
Astec Industries, Inc.	11,137	346,361
Barnes Group, Inc.	24,646	1,270,255
Blue Bird Corp.*	8,655	164,748
Briggs & Stratton Corp.	33,578	203,483
Chart Industries, Inc.*	18,656	1,163,388
CIRCOR International, Inc.*	9,650	362,358
Columbus McKinnon Corp.	11,170	406,923
Commercial Vehicle Group, Inc.*	21,465	154,763
Douglas Dynamics, Inc.	11,400	508,098
Eastern Co. (The)	2,814	69,843
Energy Recovery, Inc.(x)*	20,850	193,175
EnPro Industries, Inc.	10,841	744,235
ESCO Technologies, Inc.	13,276	1,056,239
Evoqua Water Technologies Corp.*	37,453	637,450
Federal Signal Corp.	31,293	1,024,533
Franklin Electric Co., Inc.	23,989	1,146,914
Gencor Industries, Inc.*	4,461	51,792
Gorman-Rupp Co. (The)	9,188	319,651
Graham Corp.	5,908	117,333
Greenbrier Cos., Inc. (The)	16,686	502,582
Harsco Corp.*	40,790	773,378
Helios Technologies, Inc.	14,625	593,336
Hillenbrand, Inc.	32,003	988,253
Hurco Cos., Inc.	4,120	132,540
Hyster-Yale Materials Handling, Inc.	5,066	277,262
John Bean Technologies Corp.	16,995	1,689,813
Kadant, Inc.	5,677	498,384
Kennametal, Inc.	43,308	1,331,288
LB Foster Co., Class A*	6,082	131,797
Lindsay Corp.	5,552	515,503
Luxfer Holdings plc	14,111	219,849
Lydall, Inc.*	8,834	220,055
Manitowoc Co., Inc. (The)*	17,580	219,750
Meritor, Inc.*	41,657	770,655
Milacron Holdings Corp.*	34,170	569,614
Miller Industries, Inc.	5,869	195,438
Mueller Industries, Inc.	29,119	835,133
Mueller Water Products, Inc., Class A	81,246	913,205
Navistar International Corp.*	25,657	721,218
NN, Inc.	26,444	188,546
Omega Flex, Inc.	1,909	195,195
Park-Ohio Holdings Corp.	5,095	152,137
Proto Labs, Inc.*	14,390	1,469,219
RBC Bearings, Inc.*	12,678	2,103,407
REV Group, Inc.	15,395	175,965
Rexnord Corp.*	54,721	1,480,203
Spartan Motors, Inc.	20,229	277,542
SPX Corp.*	24,453	978,365
SPX FLOW, Inc.*	21,711	856,716
Standex International Corp.	6,176	450,477
Tennant Co.	9,059	640,471
Terex Corp.	33,189	861,918
Titan International, Inc.	36,241	97,851
TriMas Corp.*	24,717	757,576
Twin Disc, Inc.*	6,816	72,181
Wabash National Corp.	29,497	428,001
Watts Water Technologies, Inc., Class A	14,581	1,366,677
Welbilt, Inc.(x)*	67,433	1,136,920

		39,314,438

Marine (0.1%)
Costamare, Inc.	31,283	189,888
Eagle Bulk Shipping, Inc.*	34,448	150,710
Genco Shipping & Trading Ltd.*	11,879	109,287
Matson, Inc.	21,843	819,331
Safe Bulkers, Inc.*	47,371	82,899
Scorpio Bulkers, Inc.	31,934	194,158

		1,546,273

Professional Services (1.5%)
Acacia Research Corp.*	22,857	61,257
ASGN, Inc.*	27,159	1,707,215
Barrett Business Services, Inc.	3,536	314,067
BG Staffing, Inc.	6,455	123,355
CBIZ, Inc.*	26,114	613,679
CRA International, Inc.	4,175	175,225
Exponent, Inc.	26,949	1,883,735
Forrester Research, Inc.	6,049	194,415
Franklin Covey Co.*	5,258	184,030
FTI Consulting, Inc.*	20,020	2,121,920
GP Strategies Corp.*	8,346	107,163
Heidrick & Struggles International, Inc.	9,485	258,940
Huron Consulting Group, Inc.*	11,789	723,137
ICF International, Inc.	9,418	795,538
InnerWorkings, Inc.*	30,959	137,148
Insperity, Inc.	20,634	2,034,925
Kelly Services, Inc., Class A	16,690	404,232
Kforce, Inc.	11,038	417,623
Korn Ferry	30,846	1,191,889
Mistras Group, Inc.*	10,529	172,676
Navigant Consulting, Inc.	21,297	595,251
Resources Connection, Inc.	15,001	254,867
TriNet Group, Inc.*	24,080	1,497,535
TrueBlue, Inc.*	22,388	472,387
Upwork, Inc.*	28,570	380,124
Willdan Group, Inc.*	5,670	198,904

		17,021,237

Road & Rail (0.5%)
ArcBest Corp.	12,699	386,685
Avis Budget Group, Inc.*	32,124	907,824
Covenant Transportation Group, Inc., Class A*	8,329	136,929
Daseke, Inc.(x)*	33,111	82,777
Heartland Express, Inc.	26,149	562,465
Hertz Global Holdings, Inc.*	52,645	728,607
Marten Transport Ltd.	20,090	417,470
PAM Transportation Services, Inc.*	1,635	96,645
Roadrunner Transportation Systems, Inc.(x)*	3,442	35,659
Saia, Inc.*	13,592	1,273,570
Universal Logistics Holdings, Inc.	6,118	142,427
US Xpress Enterprises, Inc., Class A*	21,022	101,326
Werner Enterprises, Inc.	24,855	877,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
YRC Worldwide, Inc.(x)*	32,330	$97,637

		5,847,403

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	27,933	626,537
Applied Industrial Technologies, Inc.	19,760	1,122,368
Beacon Roofing Supply, Inc.*	35,258	1,182,201
BlueLinx Holdings, Inc.(x)*	5,832	188,549
BMC Stock Holdings, Inc.*	34,571	905,069
CAI International, Inc.*	9,303	202,526
DXP Enterprises, Inc.*	8,538	296,439
EVI Industries, Inc.(x)	3,588	114,529
Foundation Building Materials, Inc.*	10,425	161,483
GATX Corp.	18,736	1,452,602
General Finance Corp.*	8,482	74,981
GMS, Inc.*	17,189	493,668
H&E Equipment Services, Inc.	16,329	471,255
Herc Holdings, Inc.*	12,230	568,817
Kaman Corp.	14,449	859,138
Lawson Products, Inc.*	2,852	110,458
MRC Global, Inc.*	40,320	489,082
NOW, Inc.*	55,219	633,362
Rush Enterprises, Inc., Class A	14,353	553,739
Rush Enterprises, Inc., Class B	2,963	118,312
SiteOne Landscape Supply, Inc.*	21,709	1,606,900
Systemax, Inc.	7,740	170,357
Textainer Group Holdings Ltd.*	18,094	179,312
Titan Machinery, Inc.*	10,402	149,165
Transcat, Inc.*	4,272	109,406
Triton International Ltd.	29,330	992,527
Veritiv Corp.*	8,122	146,846
Willis Lease Finance Corp.*	1,948	107,880

		14,087,508

Total Industrials		165,659,687

Information Technology (12.1%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	19,446	1,271,768
ADTRAN, Inc.	27,483	311,795
Applied Optoelectronics, Inc.(x)*	13,354	149,832
CalAmp Corp.*	16,687	192,234
Calix, Inc.*	26,748	170,920
Cambium Networks Corp.*	1,637	15,879
Casa Systems, Inc.*	20,616	161,939
Clearfield, Inc.*	5,849	69,311
Comtech Telecommunications Corp.	12,382	402,415
DASAN Zhone Solutions, Inc.*	6,679	61,180
Digi International, Inc.*	16,041	218,478
Extreme Networks, Inc.*	58,014	422,052
Harmonic, Inc.*	47,617	313,320
Infinera Corp.(x)*	100,994	550,417
Inseego Corp.(x)*	37,406	179,549
InterDigital, Inc.	16,689	875,672
KVH Industries, Inc.*	8,612	91,718
Lumentum Holdings, Inc.*	40,610	2,175,071
NETGEAR, Inc.*	16,415	528,891
NetScout Systems, Inc.*	38,636	890,946
Plantronics, Inc.	16,632	620,706
Ribbon Communications, Inc.*	34,815	203,319
TESSCO Technologies, Inc.	4,252	61,101
Viavi Solutions, Inc.*	122,145	1,710,641

		11,649,154

Electronic Equipment, Instruments & Components (2.3%)
Airgain, Inc.*	5,420	63,685
Akoustis Technologies, Inc.(x)*	20,539	159,177
Anixter International, Inc.*	15,845	1,095,207
Arlo Technologies, Inc.*	48,491	165,354
AVX Corp.	24,804	377,021
Badger Meter, Inc.	15,609	838,203
Bel Fuse, Inc., Class B	5,385	80,937
Belden, Inc.	20,039	1,068,880
Benchmark Electronics, Inc.	22,096	642,110
Coda Octopus Group, Inc.(x)*	6,012	49,359
CTS Corp.	16,690	540,089
Daktronics, Inc.	22,011	162,551
ePlus, Inc.*	6,680	508,281
Fabrinet*	19,354	1,012,214
FARO Technologies, Inc.*	8,687	420,017
Fitbit, Inc., Class A(x)*	121,628	463,403
II-VI, Inc.*	47,578	1,675,208
Insight Enterprises, Inc.*	18,502	1,030,376
Iteris, Inc.*	24,030	138,052
Itron, Inc.*	17,821	1,318,041
KEMET Corp.	29,619	538,474
Kimball Electronics, Inc.*	12,483	181,128
Knowles Corp.*	43,270	880,112
Methode Electronics, Inc.	18,699	629,034
MTS Systems Corp.	9,246	510,842
Napco Security Technologies, Inc.*	8,256	210,693
nLight, Inc.*	19,214	300,891
Novanta, Inc.*	17,396	1,421,601
OSI Systems, Inc.*	9,195	933,844
PAR Technology Corp.(x)*	8,838	210,079
PC Connection, Inc.	5,928	230,599
Plexus Corp.*	15,091	943,339
Rogers Corp.*	9,631	1,316,654
Sanmina Corp.*	35,374	1,135,859
ScanSource, Inc.*	13,473	411,600
Tech Data Corp.*	19,701	2,053,632
TTM Technologies, Inc.*	49,370	602,067
Vishay Intertechnology, Inc.	70,186	1,188,249
Vishay Precision Group, Inc.*	5,515	180,561
Wrap Technologies, Inc.(x)*	7,547	30,792

		25,718,215

IT Services (2.1%)
Brightcove, Inc.*	19,071	199,864
Carbonite, Inc.*	18,476	286,193
Cardtronics plc, Class A*	20,564	621,855
Cass Information Systems, Inc.	8,188	442,070
Conduent, Inc.*	89,787	558,475
CSG Systems International, Inc.	18,000	930,240
Endurance International Group Holdings, Inc.*	39,167	146,876
EVERTEC, Inc.	33,109	1,033,663
Evo Payments, Inc., Class A*	17,944	504,585
Exela Technologies, Inc.*	35,515	41,908
ExlService Holdings, Inc.*	17,775	1,190,214
GTT Communications, Inc.(x)*	17,268	162,665
Hackett Group, Inc. (The)	12,569	206,886
I3 Verticals, Inc., Class A*	10,029	201,783
Information Services Group, Inc.*	12,828	31,878
International Money Express, Inc.(x)*	8,307	114,138
KBR, Inc.	73,976	1,815,371
Limelight Networks, Inc.*	63,605	192,723
LiveRamp Holdings, Inc.*	35,907	1,542,565
ManTech International Corp., Class A	14,069	1,004,667
MAXIMUS, Inc.	33,799	2,611,311
NIC, Inc.	35,349	729,957
Paysign, Inc.(x)*	17,998	181,780
Perficient, Inc.*	17,005	656,053
Perspecta, Inc.	75,137	1,962,578
Presidio, Inc.	23,871	403,420
PRGX Global, Inc.*	10,924	56,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Priority Technology Holdings, Inc.(x)*	2,981	$14,368
Science Applications International Corp.	31,581	2,758,600
StarTek, Inc.*	9,156	59,239
Sykes Enterprises, Inc.*	21,637	662,958
TTEC Holdings, Inc.	7,253	347,274
Tucows, Inc., Class A(x)*	4,767	258,181
Unisys Corp.*	25,379	188,566
Verra Mobility Corp.*	57,959	831,712
Virtusa Corp.*	14,265	513,825

		23,464,700

Semiconductors & Semiconductor Equipment (2.4%)
Adesto Technologies Corp.(x)*	16,541	141,591
Advanced Energy Industries, Inc.*	19,373	1,112,204
Alpha & Omega Semiconductor Ltd.*	12,653	155,379
Ambarella, Inc.*	16,495	1,036,463
Amkor Technology, Inc.*	50,864	462,862
Axcelis Technologies, Inc.*	16,218	277,166
AXT, Inc.*	27,350	97,366
Brooks Automation, Inc.	36,476	1,350,706
Cabot Microelectronics Corp.	15,341	2,166,303
CEVA, Inc.*	10,949	326,937
Cirrus Logic, Inc.*	30,493	1,633,815
Cohu, Inc.	19,862	268,236
Diodes, Inc.*	22,367	898,035
DSP Group, Inc.*	11,683	164,555
Enphase Energy, Inc.*	48,780	1,084,379
FormFactor, Inc.*	37,296	695,384
GSI Technology, Inc.*	7,016	61,460
Ichor Holdings Ltd.*	11,837	286,219
Impinj, Inc.(x)*	8,797	271,212
Inphi Corp.*	24,077	1,469,901
Lattice Semiconductor Corp.*	65,666	1,200,703
MACOM Technology Solutions Holdings, Inc.*	26,378	566,995
MaxLinear, Inc.*	34,180	764,948
Nanometrics, Inc.*	11,746	383,155
NeoPhotonics Corp.*	35,020	213,272
NVE Corp.	2,844	188,699
PDF Solutions, Inc.*	15,356	200,703
Photronics, Inc.*	32,408	352,599
Power Integrations, Inc.	14,834	1,341,439
Rambus, Inc.*	57,131	749,844
Rudolph Technologies, Inc.*	14,821	390,682
Semtech Corp.*	35,026	1,702,614
Silicon Laboratories, Inc.*	22,526	2,508,270
SMART Global Holdings, Inc.*	9,478	241,499
SunPower Corp.(x)*	34,257	375,799
Synaptics, Inc.*	18,275	730,086
Ultra Clean Holdings, Inc.*	22,027	322,365
Veeco Instruments, Inc.*	24,376	284,712
Xperi Corp.	25,232	521,798

		27,000,355

Software (4.2%)
8x8, Inc.*	49,158	1,018,554
A10 Networks, Inc.*	29,270	203,134
ACI Worldwide, Inc.*	59,730	1,871,042
Agilysys, Inc.*	10,602	271,517
Alarm.com Holdings, Inc.*	19,075	889,658
Altair Engineering, Inc., Class A*	20,069	694,789
American Software, Inc., Class A	15,545	233,486
Appfolio, Inc., Class A*	8,201	780,243
Appian Corp.(x)*	16,145	766,887
Avaya Holdings Corp.*	54,612	558,681
Benefitfocus, Inc.(x)*	15,069	358,793
Blackbaud, Inc.	25,983	2,347,304
Blackline, Inc.*	22,256	1,064,059
Bottomline Technologies DE, Inc.*	22,815	897,770
Box, Inc., Class A*	74,320	1,230,739
Carbon Black, Inc.*	29,696	771,799
ChannelAdvisor Corp.*	15,005	139,997
Cision Ltd.*	47,972	368,905
Cloudera, Inc.(x)*	123,724	1,096,195
CommVault Systems, Inc.*	20,758	928,090
Cornerstone OnDemand, Inc.*	29,858	1,636,816
Digimarc Corp.(x)*	5,936	232,038
Digital Turbine, Inc.(x)*	46,551	300,021
Domo, Inc., Class B*	8,797	140,576
Ebix, Inc.(x)	12,440	523,724
eGain Corp.*	15,347	122,853
Envestnet, Inc.*	24,907	1,412,227
Everbridge, Inc.*	17,197	1,061,227
Five9, Inc.*	31,145	1,673,732
ForeScout Technologies, Inc.*	21,130	801,250
GTY Technology Holdings, Inc.(x)*	20,934	131,256
Ideanomics, Inc.(x)*	37,899	57,038
Instructure, Inc.*	17,688	685,233
Intelligent Systems Corp.(x)*	3,783	157,146
j2 Global, Inc.	24,572	2,231,629
LivePerson, Inc.*	31,621	1,128,870
Majesco*	5,076	42,841
MicroStrategy, Inc., Class A*	4,346	644,816
Mitek Systems, Inc.*	14,820	143,013
MobileIron, Inc.*	47,553	311,234
Model N, Inc.*	17,327	480,998
Monotype Imaging Holdings, Inc.	22,525	446,220
OneSpan, Inc.*	17,480	253,460
Phunware, Inc.(x)*	39,236	56,500
Progress Software Corp.	23,694	901,794
PROS Holdings, Inc.*	17,118	1,020,233
Q2 Holdings, Inc.*	22,993	1,813,458
QAD, Inc., Class A	5,497	253,851
Qualys, Inc.*	17,631	1,332,375
Rapid7, Inc.*	25,030	1,136,112
Rimini Street, Inc.*	11,363	49,770
SailPoint Technologies Holding, Inc.*	44,477	831,275
SecureWorks Corp., Class A(x)*	7,074	91,467
SharpSpring, Inc.(x)*	6,981	67,716
ShotSpotter, Inc.*	5,462	125,790
SPS Commerce, Inc.*	18,360	864,205
SVMK, Inc.*	43,576	745,150
Synchronoss Technologies, Inc.*	20,945	113,103
Telaria, Inc.*	23,288	160,920
Telenav, Inc.*	20,145	96,293
Tenable Holdings, Inc.*	18,290	409,330
TiVo Corp.	61,345	467,142
Upland Software, Inc.*	11,654	406,258
Varonis Systems, Inc.*	15,383	919,596
Verint Systems, Inc.*	34,025	1,455,589
VirnetX Holding Corp.(x)*	35,142	189,767
Workiva, Inc.*	18,933	829,833
Yext, Inc.*	47,950	761,925
Zix Corp.*	29,586	214,203
Zuora, Inc., Class A(x)*	44,262	666,143

		47,089,658

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	57,694	470,206
AstroNova, Inc.	3,779	61,107
Avid Technology, Inc.*	18,411	113,964
Diebold Nixdorf, Inc.*	39,533	442,770
Immersion Corp.*	17,023	130,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sonim Technologies, Inc.(x)*	3,954	$11,585
Stratasys Ltd.*	26,850	572,039

		1,801,897

Total Information Technology		136,723,979

Materials (3.5%)
Chemicals (1.7%)
Advanced Emissions Solutions, Inc.(x)	9,950	147,658
AdvanSix, Inc.*	14,555	374,355
American Vanguard Corp.	14,439	226,692
Amyris, Inc.(x)*	34,504	164,239
Balchem Corp.	17,064	1,692,578
Chase Corp.	3,741	409,228
Ferro Corp.*	41,261	489,355
Flotek Industries, Inc.*	41,774	91,903
FutureFuel Corp.	13,536	161,620
GCP Applied Technologies, Inc.*	29,937	576,287
Hawkins, Inc.	5,188	220,490
HB Fuller Co.	27,129	1,263,126
Ingevity Corp.*	22,176	1,881,412
Innophos Holdings, Inc.	10,004	324,730
Innospec, Inc.	12,566	1,120,133
Intrepid Potash, Inc.*	59,614	194,938
Koppers Holdings, Inc.*	9,655	282,023
Kraton Corp.*	15,575	502,917
Kronos Worldwide, Inc.	15,544	192,279
Livent Corp.*	77,079	515,658
LSB Industries, Inc.*	14,748	76,395
Marrone Bio Innovations, Inc.(x)*	23,388	32,977
Minerals Technologies, Inc.	18,947	1,005,896
OMNOVA Solutions, Inc.*	23,685	238,508
Orion Engineered Carbons SA(x)	30,912	516,540
PolyOne Corp.	40,639	1,326,863
PQ Group Holdings, Inc.*	18,398	293,264
Quaker Chemical Corp.	6,701	1,059,696
Rayonier Advanced Materials, Inc.	34,392	148,917
Sensient Technologies Corp.	21,852	1,500,140
Stepan Co.	10,820	1,050,189
Trecora Resources*	10,914	98,444
Tredegar Corp.	13,651	266,468
Trinseo SA	21,222	911,485
Tronox Holdings plc, Class A	45,560	378,148
Valhi, Inc.	32,544	61,834

		19,797,385

Construction Materials (0.2%)
Forterra, Inc.(x)*	18,474	133,567
Summit Materials, Inc., Class A*	59,210	1,314,462
United States Lime & Minerals, Inc.	1,402	107,253
US Concrete, Inc.(x)*	8,149	450,477

		2,005,759

Containers & Packaging (0.1%)
Greif, Inc., Class A	12,964	491,206
Greif, Inc., Class B	3,477	158,412
Myers Industries, Inc.	17,455	308,081
UFP Technologies, Inc.*	3,706	143,051

		1,100,750

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	160,765	364,937
Allegheny Technologies, Inc.*	67,697	1,370,864
Carpenter Technology Corp.	24,516	1,266,497
Century Aluminum Co.*	37,864	251,228
Cleveland-Cliffs, Inc.(x)	145,285	1,048,958
Coeur Mining, Inc.*	122,529	589,364
Commercial Metals Co.	61,284	1,065,116
Compass Minerals International, Inc.	17,209	972,136
Gold Resource Corp.	42,696	130,223
Haynes International, Inc.	7,119	255,145
Hecla Mining Co.	258,249	454,518
Kaiser Aluminum Corp.	8,521	843,323
Materion Corp.	11,208	687,723
Mayville Engineering Co., Inc.*	3,294	43,448
Novagold Resources, Inc.*	119,879	727,665
Olympic Steel, Inc.	7,547	108,677
Ramaco Resources, Inc.*	7,605	28,405
Ryerson Holding Corp.*	12,155	103,682
Schnitzer Steel Industries, Inc., Class A	13,119	271,038
SunCoke Energy, Inc.*	37,292	210,327
Synalloy Corp.	3,697	58,967
TimkenSteel Corp.*	21,333	134,185
Warrior Met Coal, Inc.	26,848	524,073
Worthington Industries, Inc.	19,659	708,707

		12,219,206

Paper & Forest Products (0.4%)
Boise Cascade Co.	19,570	637,786
Clearwater Paper Corp.*	10,963	231,539
Louisiana-Pacific Corp.	65,987	1,621,961
Neenah, Inc.	8,735	568,823
PH Glatfelter Co.	22,743	350,015
Schweitzer-Mauduit International, Inc.	17,032	637,678
Verso Corp., Class A*	21,088	261,069

		4,308,871

Total Materials		39,431,971

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (6.8%)
Acadia Realty Trust (REIT)	43,111	1,232,112
Agree Realty Corp. (REIT)	20,872	1,526,787
Alexander & Baldwin, Inc. (REIT)	35,543	871,159
Alexander’s, Inc. (REIT)	1,182	411,821
American Assets Trust, Inc. (REIT)	24,957	1,166,490
American Finance Trust, Inc. (REIT)(x)	55,383	773,147
Armada Hoffler Properties, Inc. (REIT)	25,702	464,949
Ashford Hospitality Trust, Inc. (REIT)	62,935	208,315
Bluerock Residential Growth REIT, Inc. (REIT)	12,464	146,701
Braemar Hotels & Resorts, Inc. (REIT)	17,846	167,574
BRT Apartments Corp. (REIT)	6,562	95,674
CareTrust REIT, Inc. (REIT)	49,553	1,164,743
CatchMark Timber Trust, Inc. (REIT), Class A	27,005	288,143
CBL & Associates Properties, Inc. (REIT)(x)	114,289	147,433
Cedar Realty Trust, Inc. (REIT)	51,120	153,360
Chatham Lodging Trust (REIT)	23,221	421,461
CIM Commercial Trust Corp. (REIT)	733	11,361
City Office REIT, Inc. (REIT)	20,715	298,089
Clipper Realty, Inc. (REIT)	9,115	92,882
Community Healthcare Trust, Inc. (REIT)	10,614	472,854
CoreCivic, Inc. (REIT)	63,558	1,098,282
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	6,493	306,599
CorePoint Lodging, Inc. (REIT)	26,576	268,683
DiamondRock Hospitality Co. (REIT)	111,681	1,144,730
Easterly Government Properties, Inc. (REIT)	42,160	898,008
EastGroup Properties, Inc. (REIT)	19,881	2,485,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	39,234	$898,851
Farmland Partners, Inc. (REIT)(x)	20,584	137,501
First Industrial Realty Trust, Inc. (REIT)	66,021	2,611,791
Four Corners Property Trust, Inc. (REIT)	35,421	1,001,706
Franklin Street Properties Corp. (REIT)	53,107	449,285
Front Yard Residential Corp. (REIT)	22,914	264,886
GEO Group, Inc. (The) (REIT)	62,242	1,079,276
Getty Realty Corp. (REIT)	16,825	539,409
Gladstone Commercial Corp. (REIT)	15,904	373,744
Gladstone Land Corp. (REIT)(x)	9,976	118,665
Global Medical REIT, Inc. (REIT)	17,644	201,142
Global Net Lease, Inc. (REIT)	43,346	845,247
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	32,286	941,137
Healthcare Realty Trust, Inc. (REIT)	67,896	2,274,516
Hersha Hospitality Trust (REIT)	18,174	270,429
Independence Realty Trust, Inc. (REIT)	46,839	670,266
Industrial Logistics Properties Trust (REIT)	32,858	698,232
Innovative Industrial Properties, Inc. (REIT)(x)	5,427	501,292
Investors Real Estate Trust (REIT)	6,662	497,452
iStar, Inc. (REIT)	32,166	419,766
Jernigan Capital, Inc. (REIT)	11,192	215,446
Kite Realty Group Trust (REIT)	43,452	701,750
Lexington Realty Trust (REIT)	124,978	1,281,024
LTC Properties, Inc. (REIT)	20,866	1,068,757
Mack-Cali Realty Corp. (REIT)	45,785	991,703
Monmouth Real Estate Investment Corp. (REIT)	51,407	740,775
National Health Investors, Inc. (REIT)	21,924	1,806,318
National Storage Affiliates Trust (REIT)	30,472	1,016,851
New Senior Investment Group, Inc. (REIT)	40,765	272,310
NexPoint Residential Trust, Inc. (REIT)	9,132	427,012
Office Properties Income Trust (REIT)	25,564	783,281
One Liberty Properties, Inc. (REIT)	7,684	211,541
Pebblebrook Hotel Trust (REIT)	68,759	1,912,875
Pennsylvania REIT (REIT)(x)	36,159	206,829
Physicians Realty Trust (REIT)	97,076	1,723,099
Piedmont Office Realty Trust, Inc. (REIT), Class A	67,389	1,407,082
PotlatchDeltic Corp. (REIT)	35,161	1,444,590
Preferred Apartment Communities, Inc. (REIT), Class A	22,804	329,518
PS Business Parks, Inc. (REIT)	10,743	1,954,689
QTS Realty Trust, Inc. (REIT), Class A	28,349	1,457,422
Retail Opportunity Investments Corp. (REIT)	58,166	1,060,366
Retail Value, Inc. (REIT)	7,455	276,133
Rexford Industrial Realty, Inc. (REIT)	57,546	2,533,175
RLJ Lodging Trust (REIT)	94,210	1,600,628
RPT Realty (REIT)	41,163	557,759
Ryman Hospitality Properties, Inc. (REIT)	24,022	1,965,240
Sabra Health Care REIT, Inc. (REIT)	101,301	2,325,871
Safehold, Inc. (REIT)(x)	6,265	191,083
Saul Centers, Inc. (REIT)	5,786	315,395
Senior Housing Properties Trust (REIT)	122,917	1,137,597
Seritage Growth Properties (REIT), Class A(x)	18,280	776,717
STAG Industrial, Inc. (REIT)	67,990	2,004,345
Summit Hotel Properties, Inc. (REIT)	52,273	606,367
Sunstone Hotel Investors, Inc. (REIT)	122,835	1,687,753
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,489	797,050
Terreno Realty Corp. (REIT)	34,648	1,770,166
UMH Properties, Inc. (REIT)	16,779	236,248
Uniti Group, Inc. (REIT)(x)	96,603	750,122
Universal Health Realty Income Trust (REIT)	7,116	731,525
Urban Edge Properties (REIT)	60,407	1,195,455
Urstadt Biddle Properties, Inc. (REIT), Class A	14,011	332,061
Washington Prime Group, Inc. (REIT)(x)	100,662	416,741
Washington REIT (REIT)	43,369	1,186,576
Whitestone REIT (REIT)	19,841	273,012
Xenia Hotels & Resorts, Inc. (REIT)	59,970	1,266,566

		77,058,296

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA*	4,738	95,802
American Realty Investors, Inc.*	960	14,765
Consolidated-Tomoka Land Co.	2,693	176,661
Cushman & Wakefield plc*	53,092	983,795
eXp World Holdings, Inc.(x)*	10,950	91,761
Forestar Group, Inc.*	6,725	122,933
FRP Holdings, Inc.*	3,671	176,282
Griffin Industrial Realty, Inc.	1,384	52,523
Kennedy-Wilson Holdings, Inc.	66,139	1,449,767
Marcus & Millichap, Inc.*	10,911	387,231
Maui Land & Pineapple Co., Inc.*	4,249	46,229
Newmark Group, Inc., Class A	72,338	655,382
Rafael Holdings, Inc., Class B*	6,472	135,653
RE/MAX Holdings, Inc., Class A	9,140	293,942
Realogy Holdings Corp.(x)	58,677	391,962
Redfin Corp.(x)*	45,806	771,373
RMR Group, Inc. (The), Class A	8,088	367,842
St Joe Co. (The)*	18,139	310,721
Stratus Properties, Inc.*	3,102	91,106
Tejon Ranch Co.*	10,953	185,873
Transcontinental Realty Investors, Inc.*	1,651	51,264

		6,852,867

Total Real Estate		83,911,163

Utilities (3.7%)
Electric Utilities (1.0%)
ALLETE, Inc.	27,635	2,415,575
El Paso Electric Co.	21,633	1,451,142
Genie Energy Ltd., Class B	10,305	76,875
MGE Energy, Inc.	18,940	1,512,738
Otter Tail Corp.	21,505	1,155,894
PNM Resources, Inc.	41,838	2,178,923
Portland General Electric Co.	47,236	2,662,693
Spark Energy, Inc., Class A(x)	11,123	117,348

		11,571,188

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	8,353	796,208
New Jersey Resources Corp.	47,224	2,135,469
Northwest Natural Holding Co.	16,189	1,154,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ONE Gas, Inc.	27,368	$2,630,338
RGC Resources, Inc.	3,849	112,545
South Jersey Industries, Inc.	48,347	1,591,100
Southwest Gas Holdings, Inc.	28,865	2,627,870
Spire, Inc.	26,845	2,341,958

		13,390,411

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	61,916	144,883
Clearway Energy, Inc., Class A	17,162	297,589
Clearway Energy, Inc., Class C	37,233	679,502
Ormat Technologies, Inc.	21,466	1,594,709
Pattern Energy Group, Inc., Class A	46,110	1,241,742
Sunnova Energy International, Inc.*	5,065	54,449
TerraForm Power, Inc., Class A	36,349	662,461

		4,675,335

Multi-Utilities (0.6%)
Avista Corp.	34,277	1,660,378
Black Hills Corp.	32,467	2,491,193
NorthWestern Corp.	26,996	2,026,050
Unitil Corp.	7,569	480,177

		6,657,798

Water Utilities (0.5%)
American States Water Co.	19,786	1,777,970
AquaVenture Holdings Ltd.*	8,255	160,395
Artesian Resources Corp., Class A	4,372	161,764
Cadiz, Inc.(x)*	9,552	119,304
California Water Service Group	25,150	1,331,190
Connecticut Water Service, Inc.	6,321	442,849
Consolidated Water Co. Ltd.	8,489	139,984
Global Water Resources, Inc.	8,091	95,797
Middlesex Water Co.	7,893	512,729
Pure Cycle Corp.*	8,557	87,966
SJW Group	14,441	986,176
York Water Co. (The)	6,195	270,474

		6,086,598

Total Utilities		42,381,330

Total Common Stocks (90.5%) (Cost $866,454,886)		1,022,600,681

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	706

Total Financials		706

Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	7,999	1,080
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		1,080

Total Health Care		1,080

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	12,267	4,812

Total Materials		4,812

Total Rights (0.0%) (Cost $6,485)		6,598

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	53,874,640	53,890,802

	Principal Amount	Value (Note1)
Repurchase Agreements (3.6%)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $800,056, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $816,004.(xx)	$800,000	800,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $5,001,818, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $5,100,001.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $7,772,552, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $8,635,080.(xx)	7,769,500	7,769,500
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $445,201.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $4,296,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $4,382,496.(xx)	4,296,565	4,296,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $5,501,968, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $5,610,000.(xx)	$5,500,000	$5,500,000
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $3,501,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $3,570,000.(xx)	3,500,000	3,500,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $14,000,766, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $15,554,867.(xx)	14,000,000	14,000,000

Total Repurchase Agreements		41,266,065

Total Short-Term Investments (8.4%) (Cost $95,149,242)		95,156,867

Total Investments in Securities (98.9%) (Cost $961,610,613)		1,117,764,146
Other Assets Less Liabilities (1.1%)		12,885,527

Net Assets (100%)		$1,130,649,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $64,881,715. This was collateralized by $26,373,297 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $41,266,065 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.*	2,508	53,320	—	—	—	22,873	76,193	—	—
PennyMac Mortgage Investment Trust (REIT)	33,085	337,506	324,168	—	—	73,806	735,480	21,707	—

Total		390,826	324,168	—	—	96,679	811,673	21,707	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,408	12/2019	USD	107,360,000	(3,964,715)

					(3,964,715)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$25,088,531	$—	$—		$25,088,531
Consumer Discretionary	113,839,284	128,468	—		113,967,752
Consumer Staples	30,838,008	100,852	—		30,938,860
Energy	33,867,170	—	—		33,867,170
Financials	186,076,010	—	—		186,076,010
Health Care	164,554,228	—	—		164,554,228
Industrials	165,659,687	—	—		165,659,687
Information Technology	136,723,979	—	—		136,723,979
Materials	39,431,971	—	—		39,431,971
Real Estate	83,911,163	—	—		83,911,163
Utilities	42,381,330	—	—		42,381,330
Rights
Communication Services	—	—	—	(b)	— (b)
Financials	—	—	706		706
Health Care	—	—	1,080		1,080
Materials	—	—	4,812		4,812
Short-Term Investments
Investment Company	53,890,802	—	—		53,890,802
Repurchase Agreements	—	41,266,065	—		41,266,065

Total Assets	$1,076,262,163	$41,495,385	$6,598		$1,117,764,146

Liabilities:
Futures	$(3,964,715)	$—	$—		$(3,964,715)

Total Liabilities	$(3,964,715)	$—	$—		$(3,964,715)

Total	$1,072,297,448	$41,495,385	$6,598		$1,113,799,431

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,131,272
Aggregate gross unrealized depreciation	(130,943,485)

Net unrealized appreciation	$151,187,787

Federal income tax cost of investments in securities and derivative instruments, if applicable	$962,611,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	70,182	$907,597
Alumina Ltd.	265,628	424,907
AMP Ltd.	337,513	415,743
APA Group	126,252	976,550
Aristocrat Leisure Ltd.	62,441	1,289,623
ASX Ltd.	21,992	1,203,363
Aurizon Holdings Ltd.	215,645	858,743
AusNet Services	187,042	229,133
Australia & New Zealand Banking Group Ltd.(x)	305,264	5,876,202
Bank of Queensland Ltd.(x)	39,646	265,450
Bendigo & Adelaide Bank Ltd.	52,797	409,450
BHP Group Ltd.	320,825	7,951,379
BHP Group plc	226,219	4,818,628
BlueScope Steel Ltd.	56,205	455,606
Boral Ltd.	128,330	418,357
Brambles Ltd.	170,124	1,309,007
Caltex Australia Ltd.	27,846	494,675
Challenger Ltd.	56,948	283,281
CIMIC Group Ltd.	10,259	217,770
Coca-Cola Amatil Ltd.	55,146	396,401
Cochlear Ltd.	6,182	868,514
Coles Group Ltd.	121,457	1,262,452
Commonwealth Bank of Australia	191,559	10,450,732
Computershare Ltd.	51,856	565,253
Crown Resorts Ltd.	41,080	334,110
CSL Ltd.	49,185	7,757,904
Dexus (REIT)	115,777	932,254
Flight Centre Travel Group Ltd.	5,564	178,758
Fortescue Metals Group Ltd.	148,164	880,029
Goodman Group (REIT)	176,062	1,685,053
GPT Group (The) (REIT)	211,367	878,799
Harvey Norman Holdings Ltd.(x)	56,316	172,187
Incitec Pivot Ltd.	171,113	391,520
Insurance Australia Group Ltd.(x)	246,760	1,315,750
Lendlease Group	60,218	713,711
Macquarie Group Ltd.	35,303	3,123,343
Magellan Financial Group Ltd.	13,363	463,956
Medibank Pvt Ltd.	299,186	686,581
Mirvac Group (REIT)	430,185	888,481
National Australia Bank Ltd.	304,254	6,099,080
Newcrest Mining Ltd.	82,107	1,925,780
Oil Search Ltd.	145,950	721,085
Orica Ltd.	39,667	603,469
Origin Energy Ltd.	186,138	1,001,302
QBE Insurance Group Ltd.	141,747	1,201,642
Ramsay Health Care Ltd.	15,996	700,369
REA Group Ltd.(x)	5,983	437,017
Rio Tinto Ltd.	40,776	2,550,441
Rio Tinto plc	121,953	6,311,282
Santos Ltd.	189,464	988,503
Scentre Group (REIT)	568,729	1,508,584
SEEK Ltd.	38,113	552,302
Sonic Healthcare Ltd.	47,285	895,216
South32 Ltd.	534,017	944,339
Stockland (REIT)	249,465	766,113
Suncorp Group Ltd.(x)	134,574	1,239,837
Sydney Airport	118,074	639,943
Tabcorp Holdings Ltd.	213,577	699,146
Telstra Corp. Ltd.	452,815	1,072,752
TPG Telecom Ltd.	37,207	174,283
Transurban Group	293,781	2,912,843
Treasury Wine Estates Ltd.	76,903	963,888
Vicinity Centres (REIT)	346,562	601,154
Washington H Soul Pattinson & Co. Ltd.(x)	11,125	157,910
Wesfarmers Ltd.	123,256	3,311,027
Westpac Banking Corp.	373,373	7,469,520
Woodside Petroleum Ltd.	100,201	2,189,881
Woolworths Group Ltd.	134,802	3,391,906
WorleyParsons Ltd.	34,360	301,719

		115,083,585

Austria (0.2%)
ANDRITZ AG	7,914	323,470
Erste Group Bank AG*	32,213	1,065,254
OMV AG	16,219	870,460
Raiffeisen Bank International AG	15,985	370,932
Verbund AG	7,337	401,448
voestalpine AG(x)	11,819	271,555

		3,303,119

Belgium (0.9%)
Ageas	19,258	1,067,984
Anheuser-Busch InBev SA/NV	82,554	7,866,028
Colruyt SA	6,178	338,571
Groupe Bruxelles Lambert SA	8,656	831,189
KBC Group NV	26,779	1,740,175
Proximus SADP	16,990	504,622
Solvay SA	8,025	830,951
Telenet Group Holding NV	5,040	237,862
UCB SA	13,763	999,065
Umicore SA(x)	21,854	824,879

		15,241,326

Chile (0.0%)
Antofagasta plc	43,506	480,900

China (0.4%)
BeiGene Ltd. (ADR)*	3,766	461,184
BOC Hong Kong Holdings Ltd.	395,196	1,341,237
Prosus NV*	52,803	3,876,170
Yangzijiang Shipbuilding Holdings Ltd.	254,599	176,837

		5,855,428

Colombia (0.0%)
Millicom International Cellular SA (SDR)	7,629	370,133

Denmark (1.6%)
AP Moller - Maersk A/S, Class A	418	446,073
AP Moller - Maersk A/S, Class B	697	788,176
Carlsberg A/S, Class B	11,458	1,693,622
Chr Hansen Holding A/S	11,475	973,958
Coloplast A/S, Class B	12,724	1,532,464
Danske Bank A/S	71,026	988,980
Demant A/S*	10,884	278,775
DSV A/S	23,532	2,239,163
Genmab A/S*	7,098	1,440,853
H Lundbeck A/S	7,973	264,450
ISS A/S	16,905	418,309
Novo Nordisk A/S, Class B	191,393	9,839,348
Novozymes A/S, Class B	23,549	990,097
Orsted A/S(m)	20,473	1,902,658
Pandora A/S	11,083	444,779
Tryg A/S	13,709	392,861
Vestas Wind Systems A/S	20,943	1,625,922

		26,260,488

Finland (1.1%)
Elisa OYJ	16,180	834,154
Fortum OYJ	47,654	1,126,589
Kone OYJ, Class B	36,331	2,068,650
Metso OYJ	12,101	452,004
Neste OYJ	46,133	1,527,085
Nokia OYJ	603,237	3,057,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat OYJ	13,510	$381,089
Nordea Bank Abp	344,265	2,441,365
Orion OYJ, Class B	10,905	406,736
Sampo OYJ, Class A	47,559	1,891,011
Stora Enso OYJ, Class R	63,042	759,618
UPM-Kymmene OYJ	58,396	1,726,153
Wartsila OYJ Abp	48,626	544,574

		17,216,394

France (10.0%)
Accor SA	19,675	820,262
Aeroports de Paris	3,176	564,946
Air Liquide SA	46,410	6,606,346
Airbus SE	63,363	8,232,250
Alstom SA	20,586	853,306
Amundi SA(m)	6,536	455,930
Arkema SA	7,464	695,738
Atos SE	10,818	762,647
AXA SA‡	207,760	5,305,677
BioMerieux	4,262	352,583
BNP Paribas SA	121,669	5,923,828
Bollore SA(x)	100,531	416,599
Bouygues SA	23,867	956,009
Bureau Veritas SA	31,943	769,440
Capgemini SE	17,050	2,008,892
Carrefour SA	63,381	1,109,459
Casino Guichard Perrachon SA(x)	6,214	296,587
Cie de Saint-Gobain	52,773	2,070,718
Cie Generale des Etablissements Michelin SCA	18,329	2,045,716
CNP Assurances	18,436	356,272
Covivio (REIT)	4,915	520,175
Credit Agricole SA	122,547	1,487,971
Danone SA	66,650	5,871,182
Dassault Aviation SA	277	391,887
Dassault Systemes SE	14,513	2,068,262
Edenred	25,662	1,231,532
Eiffage SA	8,511	882,387
Electricite de France SA	65,296	730,909
Engie SA	195,468	3,191,494
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	770,043
EssilorLuxottica SA (Turquoise Stock Exchange)	25,414	3,663,324
Eurazeo SE	4,304	320,171
Eutelsat Communications SA	19,453	362,038
Faurecia SE	7,818	370,844
Gecina SA (REIT)	4,908	771,394
Getlink SE	46,991	705,782
Hermes International	3,383	2,337,749
Icade (REIT)	3,195	285,730
Iliad SA(x)	2,773	260,594
Imerys SA	3,750	150,740
Ingenico Group SA	6,640	647,736
Ipsen SA	4,152	394,169
JCDecaux SA	8,112	219,627
Kering SA	8,116	4,135,963
Klepierre SA (REIT)	21,931	744,839
Legrand SA	28,623	2,042,821
L’Oreal SA	27,315	7,648,423
LVMH Moet Hennessy Louis Vuitton SE	30,081	11,955,701
Natixis SA	100,513	416,854
Orange SA	213,598	3,351,316
Pernod Ricard SA	22,743	4,050,479
Peugeot SA	63,315	1,578,953
Publicis Groupe SA	22,826	1,122,549
Remy Cointreau SA(x)	2,517	334,147
Renault SA	20,718	1,189,146
Safran SA	35,622	5,608,444
Sanofi	121,582	11,272,007
Sartorius Stedim Biotech	2,790	390,459
Schneider Electric SE	59,797	5,246,647
SCOR SE	17,405	718,795
SEB SA	2,300	349,209
Societe BIC SA	2,564	172,149
Societe Generale SA	82,159	2,251,267
Sodexo SA	9,604	1,078,192
Suez	38,025	597,849
Teleperformance	6,253	1,355,594
Thales SA	11,400	1,310,883
TOTAL SA	258,463	13,489,767
Ubisoft Entertainment SA*	8,704	629,363
Unibail-Rodamco-Westfield (REIT)	14,836	2,162,804
Valeo SA	25,764	835,424
Veolia Environnement SA	57,438	1,456,182
Vinci SA	55,315	5,957,915
Vivendi SA	97,976	2,688,946
Wendel SA	2,845	392,575
Worldline SA(m)*	8,978	566,585

		165,341,192

Germany (7.7%)
1&1 Drillisch AG	5,440	169,579
adidas AG	19,526	6,079,307
Allianz SE (Registered)	45,931	10,705,864
Aroundtown SA	102,450	837,937
Axel Springer SE*	5,408	371,350
BASF SE	99,706	6,968,212
Bayer AG (Registered)	100,857	7,111,313
Bayerische Motoren Werke AG	36,396	2,562,274
Bayerische Motoren Werke AG (Preference)(q)	5,850	324,868
Beiersdorf AG	11,132	1,312,826
Brenntag AG	16,836	814,758
Carl Zeiss Meditec AG	4,311	491,492
Commerzbank AG	106,953	620,404
Continental AG	11,782	1,511,479
Covestro AG(m)	18,634	922,080
Daimler AG (Registered)	98,959	4,920,590
Delivery Hero SE(m)*	12,732	565,636
Deutsche Bank AG (Registered)	209,918	1,572,086
Deutsche Boerse AG	20,350	3,180,681
Deutsche Lufthansa AG (Registered)	27,325	434,234
Deutsche Post AG (Registered)	105,946	3,538,757
Deutsche Telekom AG (Registered)	361,268	6,061,604
Deutsche Wohnen SE	38,240	1,395,853
E.ON SE	235,703	2,291,331
Evonik Industries AG	21,095	520,780
Fraport AG Frankfurt Airport
Services Worldwide	4,323	366,676
Fresenius Medical Care AG & Co. KGaA	23,084	1,552,397
Fresenius SE & Co. KGaA	44,759	2,092,636
FUCHS PETROLUB SE (Preference)(q)	7,028	263,969
GEA Group AG	16,447	444,037
Hannover Rueck SE	6,486	1,096,466
HeidelbergCement AG	16,120	1,165,242
Henkel AG & Co. KGaA	11,243	1,029,362
Henkel AG & Co. KGaA (Preference)(q)	19,489	1,928,777
HOCHTIEF AG	2,838	323,557
HUGO BOSS AG	6,770	362,676
Infineon Technologies AG	133,868	2,409,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
KION Group AG	6,960	$366,027
Knorr-Bremse AG	5,180	486,906
LANXESS AG	9,246	564,350
Merck KGaA	14,040	1,581,554
METRO AG	20,607	325,229
MTU Aero Engines AG	5,596	1,487,024
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	15,455	3,999,045
Porsche Automobil Holding SE (Preference)(q)	16,516	1,074,696
Puma SE	9,393	726,891
RWE AG	59,760	1,868,735
SAP SE	106,476	12,519,853
Sartorius AG (Preference)(q)	3,996	729,101
Siemens AG (Registered)	82,878	8,875,205
Siemens Healthineers AG(m)	16,249	639,264
Symrise AG	13,823	1,343,318
Telefonica Deutschland Holding AG	82,700	230,575
thyssenkrupp AG	43,156	597,616
TUI AG	47,879	556,789
Uniper SE	22,546	739,432
United Internet AG (Registered)	13,399	477,997
Volkswagen AG	3,447	592,488
Volkswagen AG (Preference)(q)	20,250	3,444,476
Vonovia SE	54,349	2,757,515
Wirecard AG	12,593	2,014,252
Zalando SE(m)*	14,215	648,874

		126,967,558

Hong Kong (2.9%)
AIA Group Ltd.	1,310,560	12,382,072
ASM Pacific Technology Ltd.	33,877	413,645
Bank of East Asia Ltd. (The)	137,365	338,255
CK Asset Holdings Ltd.	276,650	1,874,289
CK Hutchison Holdings Ltd.	288,481	2,547,034
CK Infrastructure Holdings Ltd.	70,701	475,838
CLP Holdings Ltd.	175,536	1,844,341
Dairy Farm International Holdings Ltd.	39,078	246,191
Hang Lung Properties Ltd.	216,253	491,127
Hang Seng Bank Ltd.	82,052	1,769,242
Henderson Land Development Co. Ltd.	154,719	720,523
HK Electric Investments & HK
Electric Investments Ltd.(m)	276,100	263,147
HKT Trust & HKT Ltd.	416,052	660,358
Hong Kong & China Gas Co. Ltd.	1,087,477	2,120,092
Hong Kong Exchanges & Clearing Ltd.	129,065	3,787,457
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	642,978
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,620	132,744
Hysan Development Co. Ltd.	70,451	284,044
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	1,114,806
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	2,899	155,097
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	640,485
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,196	65,617
Kerry Properties Ltd.	65,124	200,664
Link REIT (REIT)	230,861	2,546,402
Melco Resorts & Entertainment Ltd. (ADR)	22,402	434,823
MTR Corp. Ltd.	162,740	913,605
New World Development Co. Ltd.	655,211	851,021
NWS Holdings Ltd.	162,282	251,362
PCCW Ltd.	471,865	264,900
Power Assets Holdings Ltd.	148,998	1,000,899
Shangri-La Asia Ltd.(x)	124,635	127,216
Sino Land Co. Ltd.	323,776	486,633
Sun Hung Kai Properties Ltd.	170,714	2,456,912
Swire Pacific Ltd., Class A	52,606	489,634
Swire Properties Ltd.	122,301	383,863
Techtronic Industries Co. Ltd.	148,111	1,030,845
Vitasoy International Holdings Ltd.	78,464	317,852
WH Group Ltd.(m)(x)	1,045,918	936,798
Wharf Holdings Ltd. (The)	130,184	284,031
Wharf Real Estate Investment Co. Ltd.	130,460	712,414
Wheelock & Co. Ltd.	89,727	511,159
Yue Yuen Industrial Holdings Ltd.	81,437	222,875

		47,393,290

Ireland (0.5%)
AerCap Holdings NV*	14,097	771,811
AIB Group plc (BrsaItaliana Stock Exchange)	5,975	17,740
AIB Group plc (Turquoise Stock Exchange)	80,775	241,232
Bank of Ireland Group plc (Aquis Stock Exchange)	30	121
Bank of Ireland Group plc (Turquoise Stock Exchange)	101,960	404,516
CRH plc	86,784	2,988,105
Flutter Entertainment plc	8,609	804,719
Kerry Group plc (London Stock Exchange), Class A	52	6,081
Kerry Group plc (Turquoise Stock Exchange), Class A	16,971	1,984,786
Kingspan Group plc	16,436	802,566
Smurfit Kappa Group plc	24,526	729,787

		8,751,464

Israel (0.5%)
Azrieli Group Ltd.	5,148	404,288
Bank Hapoalim BM*	114,317	901,053
Bank Leumi Le-Israel BM	164,706	1,172,190
Check Point Software Technologies Ltd.*	13,749	1,505,516
Elbit Systems Ltd.	2,646	438,431
Israel Chemicals Ltd.	78,794	391,222
Israel Discount Bank Ltd., Class A	123,981	545,320
Mizrahi Tefahot Bank Ltd.	14,297	355,343
Nice Ltd.*	6,869	1,009,726
Teva Pharmaceutical Industries Ltd. (ADR)*	118,497	815,259
Wix.com Ltd.*	5,303	619,072

		8,157,420

Italy (1.9%)
Assicurazioni Generali SpA	117,579	2,278,600
Atlantia SpA	53,073	1,283,623
Davide Campari-Milano SpA	61,934	559,616
Enel SpA	886,150	6,617,101
Eni SpA	277,773	4,248,915
Ferrari NV	13,105	2,021,871
FinecoBank Banca Fineco SpA	64,725	685,153
Intesa Sanpaolo SpA	1,622,909	3,848,219
Leonardo SpA	37,360	439,375
Mediobanca Banca di Credito Finanziario SpA	65,491	715,247
Moncler SpA	19,543	696,539
Pirelli & C SpA(m)(x)	39,967	236,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Poste Italiane SpA(m)	54,096	$614,973
Prysmian SpA	26,887	577,318
Recordati SpA	11,301	484,818
Snam SpA	221,154	1,117,011
Telecom Italia SpA (Aquis Stock Exchange)	647,187	353,829
Telecom Italia SpA (Turquoise Stock Exchange)*	972,076	554,656
Terna Rete Elettrica Nazionale SpA	151,427	972,792
UniCredit SpA	215,049	2,536,128

		30,842,239

Japan (22.1%)
ABC-Mart, Inc.	3,625	230,324
Acom Co. Ltd.	48,976	192,054
Advantest Corp.	21,434	946,565
Aeon Co. Ltd.	72,218	1,322,800
AEON Financial Service Co. Ltd.(x)	11,410	171,585
Aeon Mall Co. Ltd.	10,816	170,555
AGC, Inc.	19,677	609,646
Air Water, Inc.	15,870	283,568
Aisin Seiki Co. Ltd.(x)	17,806	559,088
Ajinomoto Co., Inc.	48,362	912,448
Alfresa Holdings Corp.	21,104	470,973
Alps Alpine Co. Ltd.	21,882	408,194
Amada Holdings Co. Ltd.	34,484	371,231
ANA Holdings, Inc.	12,670	425,829
Aozora Bank Ltd.	12,563	313,944
Asahi Group Holdings Ltd.	39,300	1,944,555
Asahi Intecc Co. Ltd.	21,967	576,373
Asahi Kasei Corp.	138,164	1,359,598
Astellas Pharma, Inc.	205,881	2,929,461
Bandai Namco Holdings, Inc.(x)	21,414	1,332,867
Bank of Kyoto Ltd. (The)	5,362	209,521
Benesse Holdings, Inc.	7,469	193,831
Bridgestone Corp.	61,252	2,370,205
Brother Industries Ltd.	23,536	425,770
Calbee, Inc.	8,628	268,116
Canon, Inc.	107,109	2,855,414
Casio Computer Co. Ltd.(x)	19,697	305,133
Central Japan Railway Co.	15,495	3,184,267
Chiba Bank Ltd. (The)(x)	65,942	339,087
Chubu Electric Power Co., Inc.(x)	69,016	998,937
Chugai Pharmaceutical Co. Ltd.	24,023	1,866,295
Chugoku Electric Power Co., Inc. (The)(x)	30,976	397,925
Coca-Cola Bottlers Japan, Inc.	14,259	319,665
Concordia Financial Group Ltd.	118,895	455,237
Credit Saison Co. Ltd.	16,767	224,697
CyberAgent, Inc.(x)	11,563	443,805
Dai Nippon Printing Co. Ltd.	25,828	666,691
Daicel Corp.	27,036	228,290
Daifuku Co. Ltd.(x)	11,288	581,495
Dai-ichi Life Holdings, Inc.	116,443	1,754,318
Daiichi Sankyo Co. Ltd.	61,415	3,864,672
Daikin Industries Ltd.	27,199	3,566,999
Daito Trust Construction Co. Ltd.	7,844	1,001,856
Daiwa House Industry Co. Ltd.	60,705	1,968,386
Daiwa House REIT Investment Corp. (REIT)	197	553,877
Daiwa Securities Group, Inc.(x)	163,337	727,218
Denso Corp.	46,498	2,042,257
Dentsu, Inc.	23,477	826,173
Disco Corp.	2,844	538,157
East Japan Railway Co.	33,487	3,193,073
Eisai Co. Ltd.	26,993	1,370,808
Electric Power Development Co. Ltd.	15,330	349,489
FamilyMart Co. Ltd.	27,194	662,213
FANUC Corp.	21,159	3,980,338
Fast Retailing Co. Ltd.(x)	6,282	3,730,564
Fuji Electric Co. Ltd.	12,463	380,950
FUJIFILM Holdings Corp.	38,627	1,693,336
Fujitsu Ltd.	21,249	1,700,903
Fukuoka Financial Group, Inc.	19,664	371,184
GMO Payment Gateway, Inc.(x)	4,438	296,756
Hakuhodo DY Holdings, Inc.	25,589	369,428
Hamamatsu Photonics KK	15,709	582,595
Hankyu Hanshin Holdings, Inc.	24,610	947,983
Hikari Tsushin, Inc.	2,264	489,547
Hino Motors Ltd.	28,796	237,026
Hirose Electric Co. Ltd.	3,525	431,639
Hisamitsu Pharmaceutical Co., Inc.	5,882	257,040
Hitachi Chemical Co. Ltd.	11,037	359,819
Hitachi Construction Machinery Co. Ltd.(x)	12,158	292,916
Hitachi High-Technologies Corp.	7,398	426,946
Hitachi Ltd.	103,560	3,853,150
Hitachi Metals Ltd.	22,647	244,221
Honda Motor Co. Ltd.	177,414	4,591,844
Hoshizaki Corp.	5,693	447,016
Hoya Corp.	41,264	3,365,616
Hulic Co. Ltd.(x)	29,761	304,147
Idemitsu Kosan Co. Ltd.	21,073	595,404
IHI Corp.	16,730	363,302
Iida Group Holdings Co. Ltd.	16,314	265,249
Inpex Corp.	109,477	1,003,493
Isetan Mitsukoshi Holdings Ltd.	33,899	270,251
Isuzu Motors Ltd.	58,902	648,535
ITOCHU Corp.	144,267	2,976,737
Itochu Techno-Solutions Corp.	2,993	79,223
J Front Retailing Co. Ltd.	26,645	311,485
Japan Airlines Co. Ltd.	11,957	355,199
Japan Airport Terminal Co. Ltd.(x)	6,010	260,132
Japan Exchange Group, Inc.	54,015	848,754
Japan Post Bank Co. Ltd.(x)	42,973	416,118
Japan Post Holdings Co. Ltd.	168,337	1,549,090
Japan Prime Realty Investment Corp. (REIT)	85	403,283
Japan Real Estate Investment Corp. (REIT)(x)	146	978,960
Japan Retail Fund Investment Corp. (REIT)	276	583,525
Japan Tobacco, Inc.	131,304	2,873,205
JFE Holdings, Inc.	52,518	631,430
JGC Holdings Corp.	23,968	313,219
JSR Corp.	21,285	340,363
JTEKT Corp.	23,726	271,875
JXTG Holdings, Inc.	343,717	1,565,283
Kajima Corp.	48,678	637,935
Kakaku.com, Inc.	13,790	338,995
Kamigumi Co. Ltd.	11,125	251,875
Kaneka Corp.	5,832	181,500
Kansai Electric Power Co., Inc. (The)	75,189	840,378
Kansai Paint Co. Ltd.	19,314	448,531
Kao Corp.	53,033	3,915,981
Kawasaki Heavy Industries Ltd.(x)	15,067	333,320
KDDI Corp.	189,663	4,955,357
Keihan Holdings Co. Ltd.	10,409	462,569
Keikyu Corp.	22,838	442,503
Keio Corp.	10,968	682,679
Keisei Electric Railway Co. Ltd.	13,655	561,355
Keyence Corp.	9,863	6,102,517
Kikkoman Corp.	15,535	741,370
Kintetsu Group Holdings Co. Ltd.	19,035	991,140
Kirin Holdings Co. Ltd.	88,274	1,867,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kobayashi Pharmaceutical Co. Ltd.	5,244	$398,665
Kobe Steel Ltd.	30,638	163,214
Koito Manufacturing Co. Ltd.	11,452	559,228
Komatsu Ltd.(x)	98,854	2,262,785
Konami Holdings Corp.	9,871	476,547
Konica Minolta, Inc.	49,832	346,577
Kose Corp.(x)	3,439	580,455
Kubota Corp.	114,407	1,729,464
Kuraray Co. Ltd.	35,584	436,716
Kurita Water Industries Ltd.	11,209	299,909
Kyocera Corp.	34,604	2,145,848
Kyowa Kirin Co. Ltd.	26,076	505,965
Kyushu Electric Power Co., Inc.	40,524	382,284
Kyushu Railway Co.	17,104	544,955
Lawson, Inc.	5,446	278,533
LINE Corp.*	6,475	231,453
Lion Corp.	24,432	481,522
LIXIL Group Corp.	30,454	535,145
M3, Inc.	48,465	1,166,298
Makita Corp.	24,865	781,882
Marubeni Corp.(x)	166,893	1,107,784
Marui Group Co. Ltd.(x)	19,374	408,892
Maruichi Steel Tube Ltd.(x)	6,564	173,199
Mazda Motor Corp.	61,660	547,170
McDonald’s Holdings Co. Japan Ltd.	7,048	340,911
Mebuki Financial Group, Inc.	84,409	207,656
Medipal Holdings Corp.	18,277	406,700
Meiji Holdings Co. Ltd.	12,270	894,221
Mercari, Inc.(x)*	2,316	57,512
Minebea Mitsumi, Inc.	38,783	613,713
MISUMI Group, Inc.(x)	30,467	716,556
Mitsubishi Chemical Holdings Corp.(x)	137,059	976,177
Mitsubishi Corp.	144,766	3,549,361
Mitsubishi Electric Corp.	195,461	2,589,576
Mitsubishi Estate Co. Ltd.	126,601	2,440,106
Mitsubishi Gas Chemical Co., Inc.	15,840	211,249
Mitsubishi Heavy Industries Ltd.	35,145	1,375,571
Mitsubishi Materials Corp.	10,700	288,467
Mitsubishi Motors Corp.(x)	73,790	320,069
Mitsubishi Tanabe Pharma Corp.	25,203	276,213
Mitsubishi UFJ Financial Group, Inc.	1,339,436	6,793,496
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,793	229,649
Mitsui & Co. Ltd.	177,140	2,896,495
Mitsui Chemicals, Inc.	20,492	457,884
Mitsui Fudosan Co. Ltd.	95,546	2,367,332
Mitsui OSK Lines Ltd.	13,398	338,280
Mizuho Financial Group, Inc.(x)	2,626,591	4,022,784
MonotaRO Co. Ltd.	14,582	381,121
MS&AD Insurance Group Holdings, Inc.	51,522	1,667,764
Murata Manufacturing Co. Ltd.	62,488	2,996,534
Nabtesco Corp.	12,437	384,756
Nagoya Railroad Co. Ltd.	19,200	573,558
NEC Corp.	26,526	1,118,692
Nexon Co. Ltd.*	53,974	654,427
NGK Insulators Ltd.	29,985	426,792
NGK Spark Plug Co. Ltd.	18,049	343,536
NH Foods Ltd.	9,155	367,893
Nidec Corp.	24,202	3,250,063
Nikon Corp.(x)	35,162	438,366
Nintendo Co. Ltd.	12,110	4,482,240
Nippon Building Fund, Inc. (REIT)	147	1,128,416
Nippon Electric Glass Co. Ltd.	8,566	190,443
Nippon Express Co. Ltd.	8,558	436,112
Nippon Paint Holdings Co. Ltd.(x)	15,730	816,141
Nippon Prologis REIT, Inc. (REIT)	224	613,423
Nippon Steel Corp.	86,522	1,204,706
Nippon Telegraph & Telephone Corp.	68,918	3,286,393
Nippon Yusen KK(x)	18,026	300,920
Nissan Chemical Corp.	13,453	559,272
Nissan Motor Co. Ltd.(x)	248,162	1,547,154
Nisshin Seifun Group, Inc.	22,436	414,586
Nissin Foods Holdings Co. Ltd.	6,772	488,523
Nitori Holdings Co. Ltd.	8,636	1,262,753
Nitto Denko Corp.	16,827	809,875
Nomura Holdings, Inc.	354,685	1,502,060
Nomura Real Estate Holdings, Inc.	13,025	281,159
Nomura Real Estate Master Fund, Inc. (REIT)	454	819,614
Nomura Research Institute Ltd.	37,876	753,492
NSK Ltd.	40,262	338,852
NTT Data Corp.	69,175	891,838
NTT DOCOMO, Inc.	145,284	3,699,115
Obayashi Corp.	71,805	714,564
Obic Co. Ltd.	6,947	791,556
Odakyu Electric Railway Co. Ltd.	32,402	775,550
Oji Holdings Corp.	91,648	427,196
Olympus Corp.	126,332	1,701,174
Omron Corp.	20,613	1,126,685
Ono Pharmaceutical Co. Ltd.	40,626	735,307
Oracle Corp.	3,968	343,863
Oriental Land Co. Ltd.(x)	21,879	3,326,620
ORIX Corp.	146,717	2,185,998
Osaka Gas Co. Ltd.	39,966	764,021
Otsuka Corp.	11,048	439,876
Otsuka Holdings Co. Ltd.	42,332	1,581,700
Pan Pacific International Holdings Corp.	47,427	791,729
Panasonic Corp.	236,265	1,913,282
Park24 Co. Ltd.(x)	13,132	304,602
PeptiDream, Inc.*	9,994	474,166
Persol Holdings Co. Ltd.	18,163	343,018
Pigeon Corp.(x)	12,626	520,220
Pola Orbis Holdings, Inc.	10,473	234,305
Rakuten, Inc.	93,093	916,939
Recruit Holdings Co. Ltd.	146,491	4,451,972
Renesas Electronics Corp.*	79,926	518,918
Resona Holdings, Inc.	230,979	989,071
Ricoh Co. Ltd.(x)	74,384	669,370
Rinnai Corp.	3,911	262,602
Rohm Co. Ltd.	10,099	770,560
Ryohin Keikaku Co. Ltd.	25,496	475,847
Sankyo Co. Ltd.	5,050	173,510
Santen Pharmaceutical Co. Ltd.	39,084	678,842
SBI Holdings, Inc.	25,189	538,375
Secom Co. Ltd.	22,511	2,052,379
Sega Sammy Holdings, Inc.	19,497	272,642
Seibu Holdings, Inc.	21,715	378,167
Seiko Epson Corp.(x)	31,448	442,090
Sekisui Chemical Co. Ltd.	38,882	601,615
Sekisui House Ltd.	67,763	1,331,758
Seven & i Holdings Co. Ltd.	80,727	3,084,985
Seven Bank Ltd.	68,112	186,462
SG Holdings Co. Ltd.	15,993	391,228
Sharp Corp.(x)	22,332	246,814
Shimadzu Corp.	23,766	599,618
Shimamura Co. Ltd.	2,307	182,640
Shimano, Inc.	8,060	1,213,566
Shimizu Corp.(x)	61,686	557,955
Shin-Etsu Chemical Co. Ltd.	39,407	4,213,132
Shinsei Bank Ltd.	20,021	291,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Shionogi & Co. Ltd.	28,889	$1,602,822
Shiseido Co. Ltd.	43,403	3,463,810
Shizuoka Bank Ltd. (The)(x)	48,369	360,111
Showa Denko KK	15,151	395,853
SMC Corp.	6,284	2,679,236
Softbank Corp.(x)	179,426	2,429,407
SoftBank Group Corp.	178,604	7,003,755
Sohgo Security Services Co. Ltd.	8,387	439,033
Sompo Holdings, Inc.	36,637	1,530,537
Sony Corp.	137,728	8,084,713
Sony Financial Holdings, Inc.	16,348	354,100
Stanley Electric Co. Ltd.	14,515	383,397
Subaru Corp.	67,321	1,892,771
SUMCO Corp.	24,582	329,655
Sumitomo Chemical Co. Ltd.	165,237	741,179
Sumitomo Corp.	130,479	2,036,981
Sumitomo Dainippon Pharma Co. Ltd.	16,825	276,202
Sumitomo Electric Industries Ltd.	81,170	1,029,217
Sumitomo Heavy Industries Ltd.	11,864	351,120
Sumitomo Metal Mining Co. Ltd.	25,312	783,531
Sumitomo Mitsui Financial Group, Inc.	145,513	4,972,675
Sumitomo Mitsui Trust Holdings, Inc.	36,142	1,302,282
Sumitomo Realty & Development Co. Ltd.	35,744	1,359,677
Sumitomo Rubber Industries Ltd.	18,304	217,024
Sundrug Co. Ltd.	8,414	264,579
Suntory Beverage & Food Ltd.	14,856	634,772
Suzuken Co. Ltd.	7,623	408,910
Suzuki Motor Corp.(x)	40,167	1,704,010
Sysmex Corp.	17,816	1,191,633
T&D Holdings, Inc.	58,573	620,264
Taiheiyo Cement Corp.	13,190	352,669
Taisei Corp.	21,631	837,232
Taisho Pharmaceutical Holdings Co. Ltd.	3,929	285,250
Taiyo Nippon Sanso Corp.	14,972	302,279
Takeda Pharmaceutical Co. Ltd.	161,409	5,508,432
TDK Corp.	14,312	1,279,973
Teijin Ltd.	17,795	341,664
Terumo Corp.	70,985	2,284,650
THK Co. Ltd.	13,081	342,737
Tobu Railway Co. Ltd.	20,389	659,991
Toho Co. Ltd.	12,434	544,509
Toho Gas Co. Ltd.	8,527	325,702
Tohoku Electric Power Co., Inc.(x)	45,257	441,164
Tokio Marine Holdings, Inc.	69,082	3,692,253
Tokyo Century Corp.	4,362	201,509
Tokyo Electric Power Co. Holdings, Inc.*	159,023	778,018
Tokyo Electron Ltd.	16,791	3,193,590
Tokyo Gas Co. Ltd.	41,232	1,038,951
Tokyu Corp.	53,507	1,003,581
Tokyu Fudosan Holdings Corp.	60,848	387,739
Toppan Printing Co. Ltd.	31,417	555,554
Toray Industries, Inc.	148,469	1,101,383
Toshiba Corp.	55,332	1,688,745
Tosoh Corp.	28,524	376,715
TOTO Ltd.(x)	15,049	562,989
Toyo Seikan Group Holdings Ltd.	15,174	235,206
Toyo Suisan Kaisha Ltd.	9,353	374,552
Toyoda Gosei Co. Ltd.	6,584	131,710
Toyota Industries Corp.	15,998	917,342
Toyota Motor Corp.	247,047	16,487,317
Toyota Tsusho Corp.	22,957	739,932
Trend Micro, Inc.	13,430	638,430
Tsuruha Holdings, Inc.	4,255	463,180
Unicharm Corp.	43,197	1,366,324
United Urban Investment Corp. (REIT)	325	622,197
USS Co. Ltd.	24,041	466,256
Welcia Holdings Co. Ltd.	4,658	234,354
West Japan Railway Co.	17,500	1,477,850
Yakult Honsha Co. Ltd.	12,947	723,236
Yamada Denki Co. Ltd.	69,217	334,802
Yamaha Corp.	15,320	687,186
Yamaha Motor Co. Ltd.	31,152	564,121
Yamato Holdings Co. Ltd.	33,827	508,696
Yamazaki Baking Co. Ltd.(x)	14,669	261,566
Yaskawa Electric Corp.	26,096	956,954
Yokogawa Electric Corp.	25,142	459,706
Yokohama Rubber Co. Ltd. (The)	12,720	254,224
Z Holdings Corp.	296,326	833,139
ZOZO, Inc.(x)	20,743	478,072

		365,780,441

Luxembourg (0.2%)
ArcelorMittal	71,833	1,010,467
Eurofins Scientific SE(x)	1,276	593,027
RTL Group SA	4,129	198,558
SES SA (FDR)	38,555	702,835
Tenaris SA	52,134	553,120

		3,058,007

Macau (0.2%)
Galaxy Entertainment Group Ltd.	230,914	1,436,270
MGM China Holdings Ltd.	105,100	163,865
Sands China Ltd.	257,439	1,166,042
SJM Holdings Ltd.	207,100	196,855
Wynn Macau Ltd.	160,100	312,532

		3,275,564

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Mexico (0.0%)
Fresnillo plc(x)	22,648	190,361

Netherlands (4.3%)
ABN AMRO Bank NV (CVA)(m)	45,242	797,614
Adyen NV(m)*	1,136	748,358
Aegon NV	198,011	823,793
Akzo Nobel NV	24,663	2,198,633
ASML Holding NV	46,418	11,497,327
EXOR NV	11,922	798,895
Heineken Holding NV	12,564	1,250,959
Heineken NV	27,760	3,000,285
ING Groep NV	424,608	4,444,745
Koninklijke Ahold Delhaize NV	126,786	3,172,161
Koninklijke DSM NV	19,463	2,341,992
Koninklijke KPN NV	386,376	1,204,854
Koninklijke Philips NV	100,614	4,660,730
Koninklijke Vopak NV	7,777	399,754
NN Group NV	33,245	1,179,099
NXP Semiconductors NV	30,539	3,332,416
Randstad NV	12,418	610,293
Royal Dutch Shell plc, Class A	471,401	13,817,928
Royal Dutch Shell plc, Class B	404,210	11,908,034
Wolters Kluwer NV	30,008	2,190,729

		70,378,599

New Zealand (0.2%)
a2 Milk Co. Ltd.*	77,477	643,323
Auckland International Airport Ltd.	102,875	589,446
Fisher & Paykel Healthcare Corp. Ltd.	63,865	691,866
Fletcher Building Ltd.	90,703	292,511
Meridian Energy Ltd.	135,030	439,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Healthcare Ltd.	40,606	$337,931
Spark New Zealand Ltd.	195,225	539,122

		3,533,889

Norway (0.6%)
Aker BP ASA	11,613	310,696
DNB ASA	104,011	1,832,095
Equinor ASA	111,338	2,117,804
Gjensidige Forsikring ASA	21,161	419,491
Mowi ASA	47,902	1,105,190
Norsk Hydro ASA	147,452	518,647
Orkla ASA	81,640	742,667
Schibsted ASA, Class B	10,430	292,345
Telenor ASA	78,886	1,582,897
Yara International ASA	19,499	839,745

		9,761,577

Portugal (0.1%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	274,000	1,063,778
Galp Energia SGPS SA	54,723	824,597
Jeronimo Martins SGPS SA	26,156	441,315

		2,329,690

Russia (0.0%)
Evraz plc	53,521	307,712

Singapore (1.1%)
Ascendas REIT (REIT)	297,183	670,847
CapitaLand Commercial Trust (REIT)	269,717	403,946
CapitaLand Ltd.	280,343	715,994
CapitaLand Mall Trust (REIT)	277,822	528,649
City Developments Ltd.	56,455	401,106
ComfortDelGro Corp. Ltd.	229,550	398,596
DBS Group Holdings Ltd.	192,276	3,477,842
Genting Singapore Ltd.	633,358	403,252
Golden Agri-Resources Ltd.	654,595	106,561
Jardine Cycle & Carriage Ltd.	10,694	232,117
Keppel Corp. Ltd.	159,416	683,961
Oversea-Chinese Banking Corp. Ltd.	344,514	2,706,958
SATS Ltd.	71,112	249,019
Sembcorp Industries Ltd.	101,909	153,363
Singapore Airlines Ltd.	57,297	378,899
Singapore Exchange Ltd.	82,929	508,200
Singapore Press Holdings Ltd.	144,143	216,921
Singapore Technologies Engineering Ltd.	175,219	486,807
Singapore Telecommunications Ltd.	878,269	1,969,854
Suntec REIT (REIT)	212,830	292,571
United Overseas Bank Ltd.	135,040	2,507,055
UOL Group Ltd.	50,315	273,026
Venture Corp. Ltd.	29,131	322,683
Wilmar International Ltd.	204,391	551,589

		18,639,816

South Africa (0.2%)
Anglo American plc	112,863	2,596,677
Investec plc	73,465	378,207

		2,974,884

Spain (2.6%)
ACS Actividades de Construccion y Servicios SA	28,029	1,119,971
Aena SME SA(m)	7,340	1,344,039
Amadeus IT Group SA	48,070	3,443,327
Banco Bilbao Vizcaya Argentaria SA	728,113	3,793,837
Banco de Sabadell SA	599,798	581,968
Banco Santander SA	1,815,500	7,393,802
Bankia SA	138,612	261,746
Bankinter SA	73,309	462,959
CaixaBank SA	394,363	1,035,905
Cellnex Telecom SA(m)*	20,803	859,353
Enagas SA	20,696	479,575
Endesa SA(x)	35,047	922,135
Ferrovial SA	52,028	1,503,327
Grifols SA	31,987	942,729
Iberdrola SA	651,937	6,776,079
Industria de Diseno Textil SA	118,577	3,670,501
Mapfre SA	122,581	330,143
Naturgy Energy Group SA(x)	32,165	853,318
Red Electrica Corp. SA	46,708	948,696
Repsol SA	155,638	2,432,604
Siemens Gamesa Renewable Energy SA	25,452	345,380
Telefonica SA	500,506	3,819,231

		43,320,625

Sweden (2.1%)
Alfa Laval AB	35,034	691,494
Assa Abloy AB, Class B	107,351	2,389,322
Atlas Copco AB, Class A	73,698	2,269,923
Atlas Copco AB, Class B	41,535	1,125,709
Boliden AB*	30,435	699,501
Electrolux AB	24,159	572,804
Epiroc AB, Class A	73,155	792,929
Epiroc AB, Class B	39,140	404,360
Essity AB, Class B	65,061	1,898,815
Hennes & Mauritz AB, Class B	86,147	1,670,074
Hexagon AB, Class B	27,797	1,340,145
Husqvarna AB, Class B	44,639	339,552
ICA Gruppen AB	9,974	460,804
Industrivarden AB, Class C	18,914	414,054
Investor AB, Class B	48,863	2,388,040
Kinnevik AB, Class B	26,068	685,592
L E Lundbergforetagen AB, Class B	7,618	286,641
Lundin Petroleum AB	20,026	600,736
Sandvik AB	120,775	1,881,425
Securitas AB, Class B	32,710	501,081
Skandinaviska Enskilda Banken AB, Class A	173,962	1,598,944
Skanska AB, Class B	37,311	755,768
SKF AB, Class B	41,767	690,315
Svenska Handelsbanken AB, Class A	163,718	1,533,061
Swedbank AB, Class A	98,487	1,417,669
Swedish Match AB	18,367	759,566
Tele2 AB, Class B(x)	53,777	800,314
Telefonaktiebolaget LM Ericsson, Class B	334,752	2,674,874
Telia Co. AB	298,739	1,337,400
Volvo AB, Class B	163,028	2,289,568

		35,270,480

Switzerland (8.8%)
ABB Ltd. (Registered)	200,776	3,944,910
Adecco Group AG (Registered)	17,677	978,031
Alcon, Inc.*	44,483	2,593,969
Baloise Holding AG (Registered)	5,346	957,732
Barry Callebaut AG (Registered)	237	488,699
Chocoladefabriken Lindt & Spruengli AG	116	856,590
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	993,137
Cie Financiere Richemont SA (Registered)	56,691	4,159,025
Clariant AG (Registered)*	22,629	440,541
Coca-Cola HBC AG*	21,486	701,929
Credit Suisse Group AG (Registered)*	279,792	3,429,943
Dufry AG (Registered)*	5,038	421,394
EMS-Chemie Holding AG (Registered)	879	547,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Geberit AG (Registered)	4,021	$1,920,153
Givaudan SA (Registered)	989	2,758,756
Glencore plc*	1,187,107	3,572,389
Julius Baer Group Ltd.*	23,970	1,062,024
Kuehne + Nagel International AG (Registered)	5,705	840,274
LafargeHolcim Ltd. (Registered)*	51,986	2,558,541
Lonza Group AG (Registered)*	7,989	2,700,755
Nestle SA (Registered)	330,806	35,889,658
Novartis AG (Registered)	232,168	20,131,074
Pargesa Holding SA	4,070	312,983
Partners Group Holding AG	2,067	1,586,001
Roche Holding AG	75,903	22,089,100
Schindler Holding AG	4,402	984,446
Schindler Holding AG (Registered)	2,071	461,905
SGS SA (Registered)	589	1,460,033
Sika AG (Registered)	13,689	2,002,499
Sonova Holding AG (Registered)	6,048	1,405,877
STMicroelectronics NV	73,293	1,416,374
Straumann Holding AG (Registered)	1,111	908,125
Swatch Group AG (The)	3,139	833,146
Swatch Group AG (The) (Registered)	5,952	299,076
Swiss Life Holding AG (Registered)	3,700	1,768,719
Swiss Prime Site AG (Registered)*	8,136	796,033
Swiss Re AG	32,643	3,404,776
Swisscom AG (Registered)	2,775	1,368,802
Temenos AG (Registered)*	7,295	1,220,645
UBS Group AG (Registered)*	421,341	4,783,121
Vifor Pharma AG	4,848	774,524
Zurich Insurance Group AG	16,415	6,282,781

		146,105,856

United Arab Emirates (0.0%)
NMC Health plc	10,036	334,408

United Kingdom (12.6%)
3i Group plc	104,298	1,495,915
Admiral Group plc	20,226	526,723
Ashtead Group plc	50,417	1,403,459
Associated British Foods plc	38,323	1,085,175
AstraZeneca plc	141,787	12,658,406
Auto Trader Group plc(m)	99,852	626,142
Aviva plc	417,713	2,050,801
BAE Systems plc	342,396	2,399,660
Barclays plc	1,880,180	3,476,910
Barratt Developments plc	108,504	864,504
Berkeley Group Holdings plc	13,201	678,306
BP plc	2,202,033	13,965,334
British American Tobacco plc	248,270	9,180,706
British Land Co. plc (The) (REIT)	96,659	695,018
BT Group plc	902,502	1,981,651
Bunzl plc	36,107	943,401
Burberry Group plc	44,063	1,177,822
Centrica plc	626,782	568,285
CNH Industrial NV	112,518	1,145,448
Coca-Cola European Partners plc	25,823	1,431,885
Compass Group plc	172,249	4,432,739
Croda International plc	14,076	841,127
DCC plc	10,550	920,476
Diageo plc	257,252	10,542,418
Direct Line Insurance Group plc	146,212	539,684
easyJet plc	15,894	224,738
Experian plc	97,475	3,114,911
Fiat Chrysler Automobiles NV	116,017	1,501,247
G4S plc	157,731	366,931
GlaxoSmithKline plc	539,303	11,568,442
GVC Holdings plc	60,938	557,002
Halma plc	40,626	984,548
Hargreaves Lansdown plc	30,238	772,954
HSBC Holdings plc	2,187,448	16,799,095
Imperial Brands plc	102,474	2,303,475
Informa plc	133,673	1,400,327
InterContinental Hotels Group plc	18,838	1,175,485
Intertek Group plc	17,221	1,159,916
ITV plc	395,984	612,985
J Sainsbury plc	192,045	519,011
John Wood Group plc	72,781	339,964
Johnson Matthey plc	20,736	779,411
Kingfisher plc	224,952	571,988
Land Securities Group plc (REIT)	75,054	790,309
Legal & General Group plc	637,809	1,947,998
Lloyds Banking Group plc	7,629,431	5,076,871
London Stock Exchange Group plc	34,158	3,069,285
Marks & Spencer Group plc	212,278	481,426
Meggitt plc	82,521	644,294
Melrose Industries plc	517,835	1,283,595
Merlin Entertainments plc(m)	81,562	453,687
Micro Focus International plc	36,493	510,082
Mondi plc	51,956	995,289
National Grid plc	370,159	4,013,782
Next plc	14,712	1,118,994
Ocado Group plc*	48,583	789,998
Pearson plc	85,480	775,652
Persimmon plc	34,704	925,946
Prudential plc	276,703	5,018,247
Reckitt Benckiser Group plc	76,612	5,975,939
RELX plc (London Stock Exchange)	117,696	2,796,581
RELX plc (Turquoise Stock Exchange)	92,157	2,192,748
Rentokil Initial plc	198,005	1,138,892
Rolls-Royce Holdings plc*	182,486	1,777,953
Royal Bank of Scotland Group plc	518,564	1,323,658
RSA Insurance Group plc	108,970	715,743
Sage Group plc (The)	115,691	983,502
Schroders plc	13,834	523,045
Segro plc (REIT)	121,863	1,214,876
Severn Trent plc	25,912	689,771
Smith & Nephew plc	94,292	2,271,200
Smiths Group plc	42,417	818,815
Spirax-Sarco Engineering plc	7,885	760,573
SSE plc	110,082	1,685,801
St James’s Place plc	57,211	688,947
Standard Chartered plc	300,319	2,526,458
Standard Life Aberdeen plc	260,828	916,564
Taylor Wimpey plc	345,194	685,460
Tesco plc	1,048,223	3,106,111
Unilever NV	157,014	9,438,228
Unilever plc	120,371	7,237,305
United Utilities Group plc	74,240	753,805
Vodafone Group plc	2,892,493	5,761,473
Weir Group plc (The)	27,137	475,637
Whitbread plc	14,376	759,008
Wm Morrison Supermarkets plc	250,017	615,739
WPP plc	134,988	1,689,620

		207,803,332

United States (0.3%)
Carnival plc	17,626	730,348
CyberArk Software Ltd.*	4,027	401,975
Ferguson plc	25,055	1,831,131
James Hardie Industries plc (CHDI)	46,836	785,873
QIAGEN NV*	24,316	796,157

		4,545,484

Total Common Stocks (90.1%) (Cost $1,285,024,966)		1,488,875,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19(x)* (Cost $—)	1,930	$2,339

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $2,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $2,040,000.(xx)	$2,000,000	2,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $3,701,953, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $4,112,763.(xx)	3,700,500	3,700,500
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $954,134, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $973,153.(xx)	954,071	954,071
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $12,000,657, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $13,332,743.(xx)	12,000,000	12,000,000

Total Repurchase Agreements		18,854,571

Total Short-Term Investments (1.1%) (Cost $18,854,571)		18,854,571

Total Investments in Securities (91.2%) (Cost $1,303,879,537)		1,507,732,171
Other Assets Less Liabilities (8.8%)		144,959,736

Net Assets (100%)		$1,652,691,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $12,581,593 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $28,041,022. This was collateralized by $11,022,704 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/3/19-8/15/48 and by cash of $18,854,571 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$276,368,301	16.7%
Industrials	219,422,948	13.3
Consumer Staples	178,728,476	10.8
Health Care	172,595,752	10.4
Consumer Discretionary	171,024,258	10.4
Materials	104,164,418	6.3
Information Technology	100,389,750	6.1
Communication Services	79,725,183	4.8
Energy	76,426,053	4.6
Utilities	56,342,712	3.4
Real Estate	53,689,749	3.3
Repurchase Agreements	18,854,571	1.1
Cash and Other	144,959,736	8.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	207,760	4,279,650	357,626	(175,497)	4,750	839,148	5,305,677	269,920	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,623	12/2019	EUR	62,887,553	873,311
FTSE 100 Index	433	12/2019	GBP	39,309,394	508,240
MSCI EAFE E-Mini Index	43	12/2019	USD	4,081,560	18,367
SPI 200 Index	137	12/2019	AUD	15,446,804	40,258
TOPIX Index	262	12/2019	JPY	38,479,168	1,124,950

					2,565,126

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,537,878	JPY	165,065,566	HSBC Bank plc	12/20/2019	2,049

Total unrealized appreciation						2,049

AUD	1,756,218	USD	1,210,438	HSBC Bank plc	12/20/2019	(22,062)
EUR	7,471,140	USD	8,275,973	HSBC Bank plc	12/20/2019	(81,567)
GBP	3,913,945	USD	4,843,568	HSBC Bank plc	12/20/2019	(15,023)
JPY	615,598,386	USD	5,744,878	HSBC Bank plc	12/20/2019	(17,130)

Total unrealized depreciation						(135,782)

Net unrealized depreciation						(133,733)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$115,083,585	$—		$115,083,585
Austria	—	3,303,119	—		3,303,119
Belgium	—	15,241,326	—		15,241,326
Chile	—	480,900	—		480,900
China	461,184	5,394,244	—		5,855,428
Colombia	—	370,133	—		370,133
Denmark	—	26,260,488	—		26,260,488
Finland	—	17,216,394	—		17,216,394
France	—	165,341,192	—		165,341,192
Germany	—	126,967,558	—		126,967,558
Hong Kong	2,833,092	44,560,198	—		47,393,290
Ireland	771,811	7,979,653	—		8,751,464
Israel	2,939,847	5,217,573	—		8,157,420
Italy	—	30,842,239	—		30,842,239
Japan	—	365,780,441	—		365,780,441
Luxembourg	—	3,058,007	—		3,058,007
Macau	—	3,275,564	—		3,275,564
Malta	—	—	—	(a)	— (a)
Mexico	—	190,361	—		190,361
Netherlands	3,332,416	67,046,183	—		70,378,599
New Zealand	—	3,533,889	—		3,533,889
Norway	—	9,761,577	—		9,761,577
Portugal	—	2,329,690	—	(a)	2,329,690
Russia	—	307,712	—		307,712
Singapore	—	18,639,816	—		18,639,816
South Africa	—	2,974,884	—		2,974,884
Spain	—	43,320,625	—		43,320,625
Sweden	—	35,270,480	—		35,270,480
Switzerland	—	146,105,856	—		146,105,856
United Arab Emirates	—	334,408	—		334,408
United Kingdom	1,431,885	206,371,447	—		207,803,332
United States	401,975	4,143,509	—		4,545,484
Forward Currency Contracts	—	2,049	—		2,049
Futures	2,565,126	—	—		2,565,126
Rights
Australia	—	2,339	—		2,339
Short-Term Investments
Repurchase Agreements	—	18,854,571	—		18,854,571

Total Assets	$14,737,336	$1,495,562,010	$—		$1,510,299,346

Liabilities:
Forward Currency Contracts	$—	$(135,782)	$—		$(135,782)

Total Liabilities	$—	$(135,782)	$—		$(135,782)

Total	$14,737,336	$1,495,426,228	$—		$1,510,163,564

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$418,081,007
Aggregate gross unrealized depreciation	(219,778,907)

Net unrealized appreciation	$198,302,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,311,861,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	2,413,540	$91,328,353
CenturyLink, Inc.	332,581	4,150,611
Verizon Communications, Inc.	1,366,136	82,459,969

		177,938,933

Entertainment (1.6%)
Activision Blizzard, Inc.	253,446	13,412,362
Electronic Arts, Inc.*	97,392	9,526,886
Netflix, Inc.*	144,656	38,712,839
Take-Two Interactive Software, Inc.*	38,051	4,769,312
Viacom, Inc., Class B	113,930	2,737,738
Walt Disney Co. (The)	595,234	77,570,895

		146,730,032

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	98,990	120,880,649
Alphabet, Inc., Class C*	99,846	121,712,274
Facebook, Inc., Class A*	794,951	141,564,874
TripAdvisor, Inc.*	35,808	1,385,053
Twitter, Inc.*	255,450	10,524,540

		396,067,390

Media (1.3%)
CBS Corp. (Non-Voting), Class B	105,263	4,249,467
Charter Communications, Inc., Class A*	53,412	22,012,153
Comcast Corp., Class A	1,498,937	67,572,080
Discovery, Inc., Class A(x)*	55,828	1,486,700
Discovery, Inc., Class C*	115,512	2,843,905
DISH Network Corp., Class A*	78,542	2,675,926
Fox Corp., Class A	115,679	3,647,937
Fox Corp., Class B	56,782	1,790,905
Interpublic Group of Cos., Inc. (The)	124,382	2,681,676
News Corp., Class A	118,179	1,645,052
News Corp., Class B	50,048	715,436
Omnicom Group, Inc.	73,553	5,759,200

		117,080,437

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	104,249	8,211,694

Total Communication Services		846,028,486

Consumer Discretionary (9.1%)
Auto Components (0.1%)
Aptiv plc	85,825	7,502,822
BorgWarner, Inc.	66,425	2,436,469

		9,939,291

Automobiles (0.3%)
Ford Motor Co.	1,296,016	11,871,507
General Motors Co.	415,434	15,570,466
Harley-Davidson, Inc.	49,793	1,791,054

		29,233,027

Distributors (0.1%)
Genuine Parts Co.	47,728	4,753,231
LKQ Corp.*	101,799	3,201,579

		7,954,810

Diversified Consumer Services (0.0%)
H&R Block, Inc.	61,353	1,449,158

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	132,691	5,799,924
Chipotle Mexican Grill, Inc.*	8,403	7,062,469
Darden Restaurants, Inc.	40,039	4,733,410
Hilton Worldwide Holdings, Inc.	94,683	8,815,934
Marriott International, Inc., Class A	90,199	11,218,050
McDonald’s Corp.	251,099	53,913,466
MGM Resorts International	174,856	4,847,008
Norwegian Cruise Line Holdings Ltd.*	72,256	3,740,693
Royal Caribbean Cruises Ltd.	56,652	6,137,111
Starbucks Corp.	395,692	34,987,087
Wynn Resorts Ltd.	31,780	3,455,122
Yum! Brands, Inc.	100,693	11,421,607

		156,131,881

Household Durables (0.4%)
DR Horton, Inc.	109,809	5,788,032
Garmin Ltd.	49,069	4,155,654
Leggett & Platt, Inc.	42,889	1,755,876
Lennar Corp., Class A	94,470	5,276,150
Mohawk Industries, Inc.*	20,195	2,505,594
Newell Brands, Inc.	131,892	2,469,018
NVR, Inc.*	1,135	4,219,192
PulteGroup, Inc.	87,548	3,199,879
Whirlpool Corp.	20,390	3,228,960

		32,598,355

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	137,286	238,316,140
Booking Holdings, Inc.*	14,046	27,566,820
eBay, Inc.	260,745	10,163,840
Expedia Group, Inc.	46,062	6,191,194

		282,237,994

Leisure Products (0.0%)
Hasbro, Inc.	38,569	4,577,755

Multiline Retail (0.5%)
Dollar General Corp.	84,861	13,487,807
Dollar Tree, Inc.*	78,048	8,909,960
Kohl’s Corp.	52,197	2,592,103
Macy’s, Inc.	105,064	1,632,695
Nordstrom, Inc.(x)	33,235	1,119,022
Target Corp.	168,788	18,045,125

		45,786,712

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	23,883	3,950,248
AutoZone, Inc.*	8,097	8,782,168
Best Buy Co., Inc.	78,216	5,396,122
CarMax, Inc.*	55,542	4,887,696
Gap, Inc. (The)	74,887	1,300,038
Home Depot, Inc. (The)	361,677	83,916,298
L Brands, Inc.	77,833	1,524,749
Lowe’s Cos., Inc.	254,915	28,030,453
O’Reilly Automotive, Inc.*	25,251	10,062,776
Ross Stores, Inc.	120,314	13,216,493
Tiffany & Co.	36,329	3,365,155
TJX Cos., Inc. (The)	398,681	22,222,479
Tractor Supply Co.	40,298	3,644,551
Ulta Beauty, Inc.*	18,911	4,740,042

		195,039,268

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	47,304	1,568,601
Hanesbrands, Inc.	126,157	1,932,725
NIKE, Inc., Class B	413,210	38,808,683
PVH Corp.	23,691	2,090,257
Ralph Lauren Corp.	18,102	1,728,198
Tapestry, Inc.	91,422	2,381,543
Under Armour, Inc., Class A*	65,614	1,308,343
Under Armour, Inc., Class C*	64,537	1,170,056
VF Corp.	107,090	9,529,939

		60,518,345

Total Consumer Discretionary		825,466,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.8%)
Beverages (1.7%)
Brown-Forman Corp., Class B	61,818	$3,880,934
Coca-Cola Co. (The)	1,271,707	69,231,729
Constellation Brands, Inc., Class A	55,248	11,451,805
Molson Coors Brewing Co., Class B	60,839	3,498,243
Monster Beverage Corp.*	127,106	7,379,774
PepsiCo, Inc.	462,047	63,346,644

		158,789,129

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	145,391	41,888,601
Kroger Co. (The)	263,656	6,797,052
Sysco Corp.	169,673	13,472,036
Walgreens Boots Alliance, Inc.	250,671	13,864,613
Walmart, Inc.	470,125	55,794,435

		131,816,737

Food Products (1.1%)
Archer-Daniels-Midland Co.	182,766	7,506,199
Campbell Soup Co.	57,277	2,687,437
Conagra Brands, Inc.	160,619	4,927,791
General Mills, Inc.	198,953	10,966,289
Hershey Co. (The)	48,994	7,593,580
Hormel Foods Corp.(x)	93,360	4,082,633
JM Smucker Co. (The)	38,274	4,210,905
Kellogg Co.	81,534	5,246,713
Kraft Heinz Co. (The)	205,588	5,743,101
Lamb Weston Holdings, Inc.	47,618	3,462,781
McCormick & Co., Inc. (Non-Voting)	41,349	6,462,849
Mondelez International, Inc., Class A	475,798	26,321,145
Tyson Foods, Inc., Class A	97,283	8,379,958

		97,591,381

Household Products (1.7%)
Church & Dwight Co., Inc.	82,822	6,231,527
Clorox Co. (The)	42,165	6,403,598
Colgate-Palmolive Co.	282,866	20,793,480
Kimberly-Clark Corp.	113,523	16,125,942
Procter & Gamble Co. (The)	826,541	102,805,170

		152,359,717

Personal Products (0.2%)
Coty, Inc., Class A	103,469	1,087,459
Estee Lauder Cos., Inc. (The), Class A	73,054	14,534,094

		15,621,553

Tobacco (0.7%)
Altria Group, Inc.	617,008	25,235,627
Philip Morris International, Inc.	514,035	39,030,678

		64,266,305

Total Consumer Staples		620,444,822

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	212,776	4,936,403
Halliburton Co.	293,957	5,541,089
Helmerich & Payne, Inc.	36,513	1,463,076
National Oilwell Varco, Inc.	124,969	2,649,343
Schlumberger Ltd.	455,686	15,570,791
TechnipFMC plc	141,052	3,404,995

		33,565,697

Oil, Gas & Consumable Fuels (3.7%)
Apache Corp.	123,472	3,160,883
Cabot Oil & Gas Corp.	138,787	2,438,488
Chevron Corp.	627,506	74,422,212
Cimarex Energy Co.	32,003	1,534,224
Concho Resources, Inc.	67,636	4,592,484
ConocoPhillips	367,068	20,915,535
Devon Energy Corp.	133,975	3,223,438
Diamondback Energy, Inc.	52,957	4,761,364
EOG Resources, Inc.	191,939	14,245,712
Exxon Mobil Corp.	1,398,291	98,733,327
Hess Corp.	83,590	5,055,523
HollyFrontier Corp.	50,112	2,688,008
Kinder Morgan, Inc.	644,229	13,277,560
Marathon Oil Corp.	274,366	3,366,471
Marathon Petroleum Corp.	217,489	13,212,457
Noble Energy, Inc.	159,115	3,573,723
Occidental Petroleum Corp.	295,473	13,139,684
ONEOK, Inc.	136,397	10,051,095
Phillips 66	148,309	15,186,842
Pioneer Natural Resources Co.	54,385	6,840,001
Valero Energy Corp.	136,920	11,671,061
Williams Cos., Inc. (The)	399,441	9,610,550

		335,700,642

Total Energy		369,266,339

Financials (11.7%)
Banks (4.9%)
Bank of America Corp.	2,768,807	80,766,100
BB&T Corp.	253,125	13,509,281
Citigroup, Inc.	746,292	51,553,851
Citizens Financial Group, Inc.	147,927	5,232,178
Comerica, Inc.	48,891	3,226,317
Fifth Third Bancorp	242,403	6,636,994
First Republic Bank	54,740	5,293,358
Huntington Bancshares, Inc.	347,795	4,963,035
JPMorgan Chase & Co.	1,056,652	124,357,374
KeyCorp	332,120	5,925,021
M&T Bank Corp.	43,443	6,862,691
People’s United Financial, Inc.	140,265	2,193,043
PNC Financial Services Group, Inc. (The)‡	147,088	20,615,854
Regions Financial Corp.	327,214	5,176,525
SunTrust Banks, Inc.	146,812	10,100,666
SVB Financial Group*	16,729	3,495,525
US Bancorp	474,169	26,240,512
Wells Fargo & Co.	1,324,799	66,822,862
Zions Bancorp NA	60,675	2,701,251

		445,672,438

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	16,157	1,346,686
Ameriprise Financial, Inc.	43,371	6,379,874
Bank of New York Mellon Corp. (The)	283,929	12,836,430
BlackRock, Inc.‡	38,839	17,308,212
Cboe Global Markets, Inc.	37,323	4,288,786
Charles Schwab Corp. (The)	384,751	16,094,134
CME Group, Inc.	118,418	25,026,460
E*TRADE Financial Corp.	77,955	3,405,854
Franklin Resources, Inc.	92,346	2,665,106
Goldman Sachs Group, Inc. (The)	106,981	22,169,673
Intercontinental Exchange, Inc.	185,541	17,119,868
Invesco Ltd.	129,177	2,188,258
MarketAxess Holdings, Inc.	12,299	4,027,923
Moody’s Corp.	53,404	10,938,741
Morgan Stanley	415,595	17,733,439
MSCI, Inc.	27,471	5,981,810
Nasdaq, Inc.	37,587	3,734,268
Northern Trust Corp.	70,876	6,614,148
Raymond James Financial, Inc.	39,799	3,281,826
S&P Global, Inc.	81,499	19,965,625
State Street Corp.	124,402	7,363,354
T. Rowe Price Group, Inc.	78,115	8,924,639

		219,395,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	224,987	$26,611,462
Capital One Financial Corp.	155,803	14,174,957
Discover Financial Services	105,340	8,542,021
Synchrony Financial	200,032	6,819,091

		56,147,531

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	648,039	134,805,073

Insurance (2.2%)
Aflac, Inc.	244,739	12,804,745
Allstate Corp. (The)	108,685	11,811,886
American International Group, Inc.	287,342	16,004,949
Aon plc	77,978	15,094,201
Arthur J Gallagher & Co.	61,653	5,522,259
Assurant, Inc.	19,313	2,429,962
Chubb Ltd.	150,599	24,312,703
Cincinnati Financial Corp.	50,014	5,835,133
Everest Re Group Ltd.	13,222	3,518,242
Globe Life, Inc.	34,453	3,299,219
Hartford Financial Services Group, Inc. (The)	119,549	7,245,865
Lincoln National Corp.	65,850	3,972,072
Loews Corp.	87,023	4,479,944
Marsh & McLennan Cos., Inc.	167,321	16,740,466
MetLife, Inc.	262,389	12,374,265
Principal Financial Group, Inc.	87,069	4,975,123
Progressive Corp. (The)	193,171	14,922,460
Prudential Financial, Inc.	132,583	11,925,841
Travelers Cos., Inc. (The)	85,905	12,773,214
Unum Group	72,100	2,142,812
Willis Towers Watson plc	42,644	8,229,013

		200,414,374

Total Financials		1,056,434,530

Health Care (12.3%)
Biotechnology (1.9%)
AbbVie, Inc.	488,342	36,977,256
Alexion Pharmaceuticals, Inc.*	74,612	7,307,499
Amgen, Inc.	198,098	38,333,944
Biogen, Inc.*	60,921	14,183,627
Celgene Corp.*	234,120	23,248,116
Gilead Sciences, Inc.	417,999	26,492,777
Incyte Corp.*	59,972	4,451,722
Regeneron Pharmaceuticals, Inc.*	26,124	7,246,798
Vertex Pharmaceuticals, Inc.*	84,808	14,368,171

		172,609,910

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	583,920	48,856,586
ABIOMED, Inc.*	14,979	2,664,614
Align Technology, Inc.*	24,588	4,448,461
Baxter International, Inc.	168,637	14,750,678
Becton Dickinson and Co.	89,176	22,557,961
Boston Scientific Corp.*	460,628	18,742,953
Cooper Cos., Inc. (The)	16,083	4,776,651
Danaher Corp.	210,990	30,473,286
Dentsply Sirona, Inc.	73,783	3,933,372
Edwards Lifesciences Corp.*	68,721	15,112,435
Hologic, Inc.*	88,346	4,460,590
IDEXX Laboratories, Inc.*	28,580	7,771,759
Intuitive Surgical, Inc.*	38,060	20,549,736
Medtronic plc	443,209	48,141,362
ResMed, Inc.	47,479	6,414,888
Stryker Corp.	105,997	22,927,151
Teleflex, Inc.	15,283	5,192,399
Varian Medical Systems, Inc.*	30,920	3,682,263
Zimmer Biomet Holdings, Inc.	67,474	9,262,156

		294,719,301

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	49,015	4,035,405
Anthem, Inc.	84,549	20,300,215
Cardinal Health, Inc.	98,451	4,645,903
Centene Corp.*	136,753	5,915,935
Cigna Corp.	124,794	18,942,481
CVS Health Corp.	429,300	27,075,951
DaVita, Inc.*	32,887	1,876,861
HCA Healthcare, Inc.	87,671	10,557,342
Henry Schein, Inc.*	50,094	3,180,969
Humana, Inc.	44,635	11,411,830
Laboratory Corp. of America Holdings*	32,171	5,404,728
McKesson Corp.	60,851	8,315,898
Quest Diagnostics, Inc.	45,135	4,830,799
UnitedHealth Group, Inc.	313,253	68,076,142
Universal Health Services, Inc., Class B	26,820	3,989,475
WellCare Health Plans, Inc.*	16,474	4,269,566

		202,829,500

Health Care Technology (0.1%)
Cerner Corp.	105,169	7,169,371

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	103,385	7,922,393
Illumina, Inc.*	48,547	14,768,968
IQVIA Holdings, Inc.*	60,063	8,972,211
Mettler-Toledo International, Inc.*	8,050	5,670,420
PerkinElmer, Inc.	36,659	3,122,247
Thermo Fisher Scientific, Inc.	132,333	38,544,633
Waters Corp.*	21,598	4,821,321

		83,822,193

Pharmaceuticals (3.9%)
Allergan plc	108,344	18,233,212
Bristol-Myers Squibb Co.	540,353	27,401,301
Eli Lilly & Co.	280,638	31,383,748
Johnson & Johnson	871,892	112,805,387
Merck & Co., Inc.	845,812	71,200,454
Mylan NV*	173,995	3,441,621
Nektar Therapeutics(x)*	59,181	1,077,982
Perrigo Co. plc	46,209	2,582,621
Pfizer, Inc.	1,827,399	65,658,446
Zoetis, Inc.	157,733	19,651,954

		353,436,726

Total Health Care		1,114,587,001

Industrials (8.4%)
Aerospace & Defense (2.4%)
Arconic, Inc.	129,535	3,367,910
Boeing Co. (The)	176,635	67,204,318
General Dynamics Corp.	77,243	14,114,613
Huntington Ingalls Industries, Inc.	13,823	2,927,573
L3Harris Technologies, Inc.	73,793	15,396,172
Lockheed Martin Corp.	82,101	32,024,316
Northrop Grumman Corp.	52,002	19,489,830
Raytheon Co.	92,008	18,051,050
Textron, Inc.	75,447	3,693,885
TransDigm Group, Inc.	16,410	8,544,195
United Technologies Corp.	267,983	36,585,039

		221,398,901

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	45,078	3,821,713
Expeditors International of Washington, Inc.	56,978	4,232,895
FedEx Corp.	79,203	11,529,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	230,720	$27,644,870

		47,229,059

Airlines (0.4%)
Alaska Air Group, Inc.	41,987	2,725,376
American Airlines Group, Inc.	128,690	3,470,769
Delta Air Lines, Inc.	190,433	10,968,941
Southwest Airlines Co.	159,341	8,606,007
United Airlines Holdings, Inc.*	74,289	6,567,891

		32,338,984

Building Products (0.3%)
Allegion plc	30,932	3,206,102
AO Smith Corp.	44,307	2,113,887
Fortune Brands Home & Security, Inc.	48,027	2,627,077
Johnson Controls International plc	262,749	11,532,053
Masco Corp.	96,716	4,031,123

		23,510,242

Commercial Services & Supplies (0.4%)
Cintas Corp.	27,594	7,397,951
Copart, Inc.*	65,675	5,275,673
Republic Services, Inc.	69,876	6,047,768
Rollins, Inc.	49,242	1,677,675
Waste Management, Inc.	129,028	14,838,220

		35,237,287

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	46,020	4,210,830
Quanta Services, Inc.	49,641	1,876,430

		6,087,260

Electrical Equipment (0.4%)
AMETEK, Inc.	75,470	6,929,655
Eaton Corp. plc	138,295	11,499,229
Emerson Electric Co.	202,701	13,552,589
Rockwell Automation, Inc.	39,142	6,450,602

		38,432,075

Industrial Conglomerates (1.2%)
3M Co.	190,010	31,237,644
General Electric Co.	2,883,727	25,780,519
Honeywell International, Inc.	237,718	40,221,886
Roper Technologies, Inc.	34,401	12,267,397

		109,507,446

Machinery (1.4%)
Caterpillar, Inc.	185,793	23,467,514
Cummins, Inc.	52,066	8,469,576
Deere & Co.	104,042	17,549,805
Dover Corp.	47,224	4,701,621
Flowserve Corp.	45,358	2,118,672
Fortive Corp.	95,963	6,579,223
IDEX Corp.	25,587	4,193,198
Illinois Tool Works, Inc.	97,207	15,211,923
Ingersoll-Rand plc	79,491	9,794,086
PACCAR, Inc.	114,245	7,998,293
Parker-Hannifin Corp.	41,962	7,578,757
Pentair plc	55,855	2,111,319
Snap-on, Inc.	18,285	2,862,334
Stanley Black & Decker, Inc.	50,352	7,271,332
Wabtec Corp.	58,528	4,205,822
Xylem, Inc.	60,447	4,812,790

		128,926,265

Professional Services (0.3%)
Equifax, Inc.	39,693	5,583,614
IHS Markit Ltd.*	132,561	8,865,680
Nielsen Holdings plc	119,130	2,531,513
Robert Half International, Inc.	39,685	2,208,867
Verisk Analytics, Inc.	53,543	8,467,290

		27,656,964

Road & Rail (0.9%)
CSX Corp.	263,709	18,267,122
JB Hunt Transport Services, Inc.	27,818	3,078,062
Kansas City Southern	33,248	4,422,316
Norfolk Southern Corp.	87,006	15,631,498
Union Pacific Corp.	232,810	37,710,564

		79,109,562

Trading Companies & Distributors (0.1%)
Fastenal Co.	192,956	6,303,872
United Rentals, Inc.*	25,444	3,171,340
WW Grainger, Inc.	14,337	4,260,240

		13,735,452

Total Industrials		763,169,497

Information Technology (19.8%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	17,571	4,198,063
Cisco Systems, Inc.	1,404,492	69,395,950
F5 Networks, Inc.*	19,428	2,728,080
Juniper Networks, Inc.	110,322	2,730,469
Motorola Solutions, Inc.	54,907	9,356,702

		88,409,264

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	99,973	9,647,395
CDW Corp.	47,079	5,802,016
Corning, Inc.	255,943	7,299,494
FLIR Systems, Inc.	44,390	2,334,470
IPG Photonics Corp.*	10,939	1,483,329
Keysight Technologies, Inc.*	60,845	5,917,176
TE Connectivity Ltd.	111,389	10,379,227

		42,863,107

IT Services (5.0%)
Accenture plc, Class A	210,666	40,521,605
Akamai Technologies, Inc.*	54,126	4,946,034
Alliance Data Systems Corp.	13,414	1,718,736
Automatic Data Processing, Inc.	143,437	23,153,601
Broadridge Financial Solutions, Inc.	37,237	4,633,400
Cognizant Technology Solutions Corp., Class A	182,481	10,997,217
DXC Technology Co.	89,500	2,640,250
Fidelity National Information Services, Inc.	202,881	26,934,482
Fiserv, Inc.*	188,777	19,555,409
FleetCor Technologies, Inc.*	28,661	8,219,402
Gartner, Inc.*	28,935	4,137,416
Global Payments, Inc.	97,644	15,525,396
International Business Machines Corp.	292,720	42,567,342
Jack Henry & Associates, Inc.	25,539	3,727,928
Leidos Holdings, Inc.	45,829	3,935,795
Mastercard, Inc., Class A	295,181	80,162,304
Paychex, Inc.	105,156	8,703,762
PayPal Holdings, Inc.*	388,911	40,287,290
VeriSign, Inc.*	34,629	6,532,068
Visa, Inc., Class A	571,048	98,225,966
Western Union Co. (The)	142,413	3,299,709

		450,425,112

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	358,826	10,402,366
Analog Devices, Inc.	122,397	13,675,417
Applied Materials, Inc.	305,677	15,253,282
Broadcom, Inc.	131,590	36,328,051
Intel Corp.	1,464,360	75,458,471
KLA Corp.	52,368	8,350,078
Lam Research Corp.	47,821	11,051,911
Maxim Integrated Products, Inc.	87,961	5,093,822
Microchip Technology, Inc.(x)	78,562	7,299,195
Micron Technology, Inc.*	365,023	15,641,236
NVIDIA Corp.	201,257	35,032,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	37,777	$2,800,787
QUALCOMM, Inc.	401,740	30,644,727
Skyworks Solutions, Inc.	56,973	4,515,110
Texas Instruments, Inc.	308,993	39,934,255
Xilinx, Inc.	83,382	7,996,334

		319,477,848

Software (6.0%)
Adobe, Inc.*	160,498	44,337,572
ANSYS, Inc.*	27,857	6,166,426
Autodesk, Inc.*	72,565	10,717,851
Cadence Design Systems, Inc.*	92,689	6,124,889
Citrix Systems, Inc.	39,595	3,821,709
Fortinet, Inc.*	47,654	3,657,921
Intuit, Inc.	86,002	22,871,372
Microsoft Corp.	2,523,364	350,823,297
Oracle Corp.	727,921	40,057,493
salesforce.com, Inc.*	289,853	43,025,779
Symantec Corp.	182,806	4,319,706
Synopsys, Inc.*	49,724	6,824,619

		542,748,634

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	1,403,689	314,384,225
Hewlett Packard Enterprise Co.	426,372	6,468,063
HP, Inc.	486,358	9,201,893
NetApp, Inc.	80,797	4,242,651
Seagate Technology plc	80,409	4,325,200
Western Digital Corp.	97,769	5,830,943
Xerox Holdings Corp.	63,148	1,888,757

		346,341,732

Total Information Technology		1,790,265,697

Materials (2.5%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	72,845	16,161,392
Albemarle Corp.(x)	36,889	2,564,523
Celanese Corp.	40,075	4,900,772
CF Industries Holdings, Inc.	71,264	3,506,189
Corteva, Inc.	246,786	6,910,008
Dow, Inc.	245,824	11,713,514
DuPont de Nemours, Inc.	246,174	17,554,668
Eastman Chemical Co.	46,647	3,443,948
Ecolab, Inc.	82,761	16,389,988
FMC Corp.	41,929	3,676,335
International Flavors & Fragrances, Inc.(x)	36,264	4,449,230
Linde plc	178,692	34,616,214
LyondellBasell Industries NV, Class A	84,886	7,594,750
Mosaic Co. (The)	114,863	2,354,691
PPG Industries, Inc.	78,152	9,261,794
Sherwin-Williams Co. (The)	27,143	14,925,121

		160,023,137

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	20,699	5,673,596
Vulcan Materials Co.	43,878	6,636,109

		12,309,705

Containers & Packaging (0.3%)
Amcor plc	533,165	5,198,359
Avery Dennison Corp.	27,955	3,174,849
Ball Corp.	110,086	8,015,362
International Paper Co.	127,904	5,348,945
Packaging Corp. of America	32,110	3,406,871
Sealed Air Corp.	51,152	2,123,319
Westrock Co.	81,820	2,982,339

		30,250,044

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	481,512	4,608,070
Newmont Goldcorp Corp.	271,183	10,283,259
Nucor Corp.	98,862	5,033,065

		19,924,394

Total Materials		222,507,280

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	37,985	5,851,209
American Tower Corp. (REIT)	146,376	32,368,125
Apartment Investment & Management Co. (REIT), Class A	48,631	2,535,620
AvalonBay Communities, Inc. (REIT)	46,014	9,908,195
Boston Properties, Inc. (REIT)	46,931	6,085,073
Crown Castle International Corp. (REIT)	137,352	19,093,301
Digital Realty Trust, Inc. (REIT)	69,554	9,028,805
Duke Realty Corp. (REIT)	121,503	4,127,457
Equinix, Inc. (REIT)	28,032	16,168,858
Equity Residential (REIT)	115,118	9,930,079
Essex Property Trust, Inc. (REIT)	22,069	7,208,839
Extra Space Storage, Inc. (REIT)	42,130	4,921,627
Federal Realty Investment Trust (REIT)	23,675	3,223,114
HCP, Inc. (REIT)	159,768	5,692,534
Host Hotels & Resorts, Inc. (REIT)	235,168	4,066,055
Iron Mountain, Inc. (REIT)	94,746	3,068,823
Kimco Realty Corp. (REIT)	134,550	2,809,404
Macerich Co. (The) (REIT)(x)	36,997	1,168,735
Mid-America Apartment Communities, Inc. (REIT)	38,259	4,974,053
Prologis, Inc. (REIT)	208,583	17,775,443
Public Storage (REIT)	49,572	12,158,524
Realty Income Corp. (REIT)	105,073	8,056,998
Regency Centers Corp. (REIT)	54,043	3,755,448
SBA Communications Corp. (REIT)	37,343	9,005,264
Simon Property Group, Inc. (REIT)	101,574	15,809,993
SL Green Realty Corp. (REIT)	25,914	2,118,469
UDR, Inc. (REIT)	96,485	4,677,593
Ventas, Inc. (REIT)	123,026	8,984,589
Vornado Realty Trust (REIT)	53,789	3,424,746
Welltower, Inc. (REIT)	133,689	12,118,908
Weyerhaeuser Co. (REIT)	250,157	6,929,349

		257,045,230

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	109,635	5,811,751

Total Real Estate		262,856,981

Utilities (3.2%)
Electric Utilities (2.0%)
Alliant Energy Corp.	77,397	4,174,020
American Electric Power Co., Inc.	164,018	15,366,846
Duke Energy Corp.	240,928	23,095,358
Edison International	118,327	8,924,222
Entergy Corp.	65,393	7,674,522
Evergy, Inc.	76,244	5,074,801
Eversource Energy	107,517	9,189,478
Exelon Corp.	321,244	15,519,298
FirstEnergy Corp.	178,204	8,594,779
NextEra Energy, Inc.	161,904	37,722,013
Pinnacle West Capital Corp.	37,322	3,622,847
PPL Corp.	236,018	7,432,207
Southern Co. (The)	345,757	21,357,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	174,285	$11,309,354

		179,057,155

Gas Utilities (0.0%)
Atmos Energy Corp.	38,544	4,389,776

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	220,001	3,594,816
NRG Energy, Inc.	81,788	3,238,805

		6,833,621

Multi-Utilities (1.0%)
Ameren Corp.	81,593	6,531,520
CenterPoint Energy, Inc.	166,306	5,019,115
CMS Energy Corp.	92,693	5,927,717
Consolidated Edison, Inc.	110,110	10,402,092
Dominion Energy, Inc.	271,673	22,016,380
DTE Energy Co.	59,927	7,967,894
NiSource, Inc.	127,222	3,806,482
Public Service Enterprise Group, Inc.	166,902	10,361,276
Sempra Energy	90,790	13,401,512
WEC Energy Group, Inc.	103,922	9,882,982

		95,316,970

Water Utilities (0.1%)
American Water Works Co., Inc.	60,143	7,471,565

Total Utilities		293,069,087

Total Common Stocks (90.1%) (Cost $4,574,065,429)		8,164,096,316

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	374,108,126	374,220,358

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $500,035, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $510,002.(xx)	$500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $3,157,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $3,220,560.(xx)	3,157,412	3,157,412
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $2,000,716, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		5,857,412

Total Short-Term Investments (4.2%) (Cost $380,043,933)		380,077,770

Total Investments in Securities (94.3%) (Cost $4,954,109,362)		8,544,174,086
Other Assets Less Liabilities (5.7%)		516,433,476

Net Assets (100%)		$9,060,607,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $16,845,070. This was collateralized by $11,526,940 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $5,857,412 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	38,839	16,795,805	—	(1,753,636)	88,299	2,177,744	17,308,212	411,985	—
PNC Financial Services Group, Inc. (The)	147,088	18,887,512	—	(1,971,569)	346,334	3,353,577	20,615,854	484,761	—

Total		35,683,317	—	(3,725,205)	434,633	5,531,321	37,924,066	896,746	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6,035	12/2019	USD	898,762,375	(8,706,199)

					(8,706,199)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$846,028,486	$—	$—	$846,028,486
Consumer Discretionary	825,466,596	—	—	825,466,596
Consumer Staples	620,444,822	—	—	620,444,822
Energy	369,266,339	—	—	369,266,339
Financials	1,056,434,530	—	—	1,056,434,530
Health Care	1,114,587,001	—	—	1,114,587,001
Industrials	763,169,497	—	—	763,169,497
Information Technology	1,790,265,697	—	—	1,790,265,697
Materials	222,507,280	—	—	222,507,280
Real Estate	262,856,981	—	—	262,856,981
Utilities	293,069,087	—	—	293,069,087
Short-Term Investments
Investment Company	374,220,358	—	—	374,220,358
Repurchase Agreements	—	5,857,412	—	5,857,412

Total Assets	$8,538,316,674	$5,857,412	$—	$8,544,174,086

Liabilities:
Futures	$(8,706,199)	$—	$—	$(8,706,199)

Total Liabilities	$(8,706,199)	$—	$—	$(8,706,199)

Total	$8,529,610,475	$5,857,412	$—	$8,535,467,887

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,893,183,909
Aggregate gross unrealized depreciation	(301,133,486)

Net unrealized appreciation	$3,592,050,423

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,943,417,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	36,593	$1,413,953
Live Nation Entertainment, Inc.*	47,735	3,166,740
World Wrestling Entertainment, Inc., Class A(x)	16,325	1,161,524

		5,742,217

Interactive Media & Services (0.1%)
Yelp, Inc.*	22,186	770,964

Media (1.0%)
AMC Networks, Inc., Class A*	15,158	745,167
Cable One, Inc.	1,724	2,163,103
John Wiley & Sons, Inc., Class A	15,115	664,153
Meredith Corp.(x)	13,754	504,222
New York Times Co. (The), Class A(x)	49,335	1,405,061
TEGNA, Inc.	74,367	1,154,919

		6,636,625

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,491	864,068

Total Communication Services		14,013,874

Consumer Discretionary (11.3%)
Auto Components (0.9%)
Adient plc	29,886	686,183
Dana, Inc.	49,401	713,351
Delphi Technologies plc	29,901	400,673
Gentex Corp.	87,452	2,407,991
Goodyear Tire & Rubber Co. (The)	79,813	1,149,706
Visteon Corp.*	9,595	791,971

		6,149,875

Automobiles (0.2%)
Thor Industries, Inc.	18,900	1,070,496

Distributors (0.4%)
Pool Corp.	13,703	2,763,895

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	18,852	718,072
Graham Holdings Co., Class B	1,493	990,531
Service Corp. International	62,595	2,992,667
Sotheby’s*	11,200	638,176
WW International, Inc.*	15,939	602,813

		5,942,259

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	27,467	657,835
Brinker International, Inc.(x)	12,872	549,248
Caesars Entertainment Corp.*	190,768	2,224,355
Cheesecake Factory, Inc. (The)(x)	14,094	587,438
Churchill Downs, Inc.	12,231	1,509,978
Cracker Barrel Old Country Store, Inc.(x)	8,253	1,342,350
Domino’s Pizza, Inc.	14,153	3,461,682
Dunkin’ Brands Group, Inc.	28,393	2,253,269
Eldorado Resorts, Inc.(x)*	22,423	894,005
International Speedway Corp., Class A	8,319	374,438
Jack in the Box, Inc.	8,864	807,688
Marriott Vacations Worldwide Corp.	13,297	1,377,702
Papa John’s International, Inc.(x)	7,528	394,091
Penn National Gaming, Inc.*	37,172	692,329
Scientific Games Corp., Class A(x)*	18,543	377,350
Six Flags Entertainment Corp.	26,928	1,367,673
Texas Roadhouse, Inc.	22,448	1,178,969
Wendy’s Co. (The)	63,554	1,269,809
Wyndham Destinations, Inc.	31,657	1,456,855
Wyndham Hotels & Resorts, Inc.	33,100	1,712,594

		24,489,658

Household Durables (0.9%)
Helen of Troy Ltd.*	8,618	1,358,714
KB Home	29,482	1,002,388
Tempur Sealy International, Inc.*	15,804	1,220,069
Toll Brothers, Inc.	44,346	1,820,403
TRI Pointe Group, Inc.*	48,830	734,403

		6,135,977

Internet & Direct Marketing Retail (0.6%)
Etsy, Inc.*	41,348	2,336,162
GrubHub, Inc.(x)*	31,357	1,762,577

		4,098,739

Leisure Products (0.7%)
Brunswick Corp.	29,425	1,533,631
Mattel, Inc.(x)*	118,605	1,350,911
Polaris, Inc.	19,722	1,735,733

		4,620,275

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	3,505	231,716
Ollie’s Bargain Outlet Holdings, Inc.*	18,771	1,100,731

		1,332,447

Specialty Retail (2.0%)
Aaron’s, Inc.	23,186	1,489,932
American Eagle Outfitters, Inc.	54,517	884,266
AutoNation, Inc.*	20,180	1,023,126
Bed Bath & Beyond, Inc.(x)	43,858	466,649
Dick’s Sporting Goods, Inc.	22,616	922,959
Five Below, Inc.*	19,108	2,409,519
Foot Locker, Inc.	37,655	1,625,190
Murphy USA, Inc.*	10,315	879,869
Sally Beauty Holdings, Inc.*	41,376	616,089
Urban Outfitters, Inc.*	24,211	680,087
Williams-Sonoma, Inc.(x)	26,843	1,824,787

		12,822,473

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	15,357	1,400,712
Deckers Outdoor Corp.*	9,913	1,460,780
Skechers U.S.A., Inc., Class A*	45,910	1,714,738

		4,576,230

Total Consumer Discretionary		74,002,324

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,153	1,147,944

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	12,621	2,034,000
Sprouts Farmers Market, Inc.*	40,542	784,082

		2,818,082

Food Products (1.6%)
Flowers Foods, Inc.	66,068	1,528,153
Hain Celestial Group, Inc. (The)*	27,545	591,529
Ingredion, Inc.	22,905	1,872,255
Lancaster Colony Corp.	6,810	944,206
Pilgrim’s Pride Corp.*	17,971	575,881
Post Holdings, Inc.*	23,575	2,495,178
Sanderson Farms, Inc.	6,798	1,028,741
Tootsie Roll Industries, Inc.(x)	5,791	215,078
TreeHouse Foods, Inc.*	19,291	1,069,686

		10,320,707

Household Products (0.2%)
Energizer Holdings, Inc.(x)	21,995	958,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	2,173	$114,561

		1,073,103

Personal Products (0.2%)
Edgewell Personal Care Co.*	18,591	604,022
Nu Skin Enterprises, Inc., Class A	19,067	810,919

		1,414,941

Total Consumer Staples		16,774,777

Energy (2.0%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	26,588	719,205
Core Laboratories NV(x)	15,228	709,929
Oceaneering International, Inc.*	33,958	460,131
Patterson-UTI Energy, Inc.	69,545	594,610
Transocean Ltd.*	197,402	882,387

		3,366,262

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Corp.(x)	88,727	656,580
Chesapeake Energy Corp.(x)*	387,110	545,825
CNX Resources Corp.*	64,381	467,406
EQT Corp.	87,700	933,128
Equitrans Midstream Corp.	70,031	1,018,951
Matador Resources Co.*	37,637	622,140
Murphy Oil Corp.(x)	52,908	1,169,796
Oasis Petroleum, Inc.*	99,434	344,042
PBF Energy, Inc., Class A	34,981	951,133
Southwestern Energy Co.(x)*	185,807	358,608
World Fuel Services Corp.	22,442	896,333
WPX Energy, Inc.*	144,987	1,535,412

		9,499,354

Total Energy		12,865,616

Financials (15.3%)
Banks (6.3%)
Associated Banc-Corp.	55,664	1,127,196
BancorpSouth Bank	32,275	955,663
Bank of Hawaii Corp.	13,945	1,198,294
Bank OZK	41,494	1,131,541
Cathay General Bancorp	26,028	904,083
Commerce Bancshares, Inc.	33,904	2,056,278
Cullen/Frost Bankers, Inc.	19,639	1,739,033
East West Bancorp, Inc.	49,959	2,212,684
First Financial Bankshares, Inc.	46,616	1,553,711
First Horizon National Corp.	107,629	1,743,590
FNB Corp.	111,513	1,285,745
Fulton Financial Corp.	57,432	929,250
Hancock Whitney Corp.	31,137	1,192,391
Home BancShares, Inc.	53,460	1,004,781
International Bancshares Corp.	19,833	765,950
PacWest Bancorp	40,736	1,480,346
Pinnacle Financial Partners, Inc.	24,935	1,415,061
Prosperity Bancshares, Inc.(x)	23,702	1,674,072
Signature Bank	18,838	2,245,866
Sterling Bancorp	70,727	1,418,784
Synovus Financial Corp.	53,135	1,900,108
TCF Financial Corp.	52,834	2,011,390
Texas Capital Bancshares, Inc.*	17,266	943,587
Trustmark Corp.	22,106	754,036
UMB Financial Corp.	14,913	963,082
Umpqua Holdings Corp.	75,943	1,250,022
United Bankshares, Inc.	34,968	1,324,238
Valley National Bancorp	113,889	1,237,973
Webster Financial Corp.	31,634	1,482,686
Wintrust Financial Corp.	19,459	1,257,635

		41,159,076

Capital Markets (2.3%)
Eaton Vance Corp.	38,802	1,743,374
Evercore, Inc., Class A	13,758	1,102,016
FactSet Research Systems, Inc.	13,131	3,190,439
Federated Investors, Inc., Class B	33,182	1,075,429
Interactive Brokers Group, Inc., Class A	26,344	1,416,780
Janus Henderson Group plc	53,481	1,201,183
Legg Mason, Inc.	27,990	1,068,938
SEI Investments Co.	43,545	2,580,259
Stifel Financial Corp.	23,885	1,370,521

		14,748,939

Consumer Finance (0.6%)
FirstCash, Inc.	14,747	1,351,858
Green Dot Corp., Class A*	16,364	413,191
Navient Corp.	70,078	896,998
SLM Corp.	146,429	1,292,236

		3,954,283

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	86,724	1,595,722

Insurance (5.3%)
Alleghany Corp.*	4,961	3,957,687
American Financial Group, Inc.	23,550	2,539,868
Brighthouse Financial, Inc.*	38,242	1,547,654
Brown & Brown, Inc.	80,135	2,889,668
CNO Financial Group, Inc.	53,545	847,617
First American Financial Corp.	38,478	2,270,587
Genworth Financial, Inc., Class A*	172,763	760,157
Hanover Insurance Group, Inc. (The)	13,577	1,840,227
Kemper Corp.	21,495	1,675,535
Mercury General Corp.	9,310	520,243
Old Republic International Corp.	97,829	2,305,830
Primerica, Inc.	14,376	1,829,058
Reinsurance Group of America, Inc.	21,543	3,444,295
RenaissanceRe Holdings Ltd.	15,159	2,932,509
Selective Insurance Group, Inc.	20,327	1,528,387
WR Berkley Corp.	49,671	3,587,736

		34,477,058

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.*	2,631	816,741
New York Community Bancorp, Inc.	160,422	2,013,296
Washington Federal, Inc.	27,413	1,014,007

		3,844,044

Total Financials		99,779,122

Health Care (8.9%)
Biotechnology (0.7%)
Exelixis, Inc.*	103,973	1,838,763
Ligand Pharmaceuticals, Inc.(x)*	6,526	649,598
Repligen Corp.*	15,919	1,220,828
United Therapeutics Corp.*	15,052	1,200,397

		4,909,586

Health Care Equipment & Supplies (3.7%)
Avanos Medical, Inc.*	16,376	613,445
Cantel Medical Corp.	12,671	947,791
Globus Medical, Inc., Class A*	26,309	1,344,916
Haemonetics Corp.*	17,427	2,198,242
Hill-Rom Holdings, Inc.	22,934	2,413,345
ICU Medical, Inc.*	6,597	1,052,881
Integra LifeSciences Holdings Corp.*	24,368	1,463,786
LivaNova plc*	16,611	1,225,726
Masimo Corp.*	16,840	2,505,623
NuVasive, Inc.*	17,865	1,132,284
Penumbra, Inc.(x)*	10,987	1,477,641
STERIS plc	29,069	4,200,180
West Pharmaceutical Services, Inc.	25,314	3,590,031

		24,165,891

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.(x)*	30,386	944,397
Amedisys, Inc.*	11,044	1,446,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	5,465	$2,282,020
Covetrus, Inc.(x)*	33,498	398,291
Encompass Health Corp.	33,860	2,142,661
HealthEquity, Inc.*	24,227	1,384,452
MEDNAX, Inc.*	28,906	653,854
Molina Healthcare, Inc.*	21,526	2,361,833
Patterson Cos., Inc.	29,518	526,011
Tenet Healthcare Corp.*	35,509	785,459

		12,925,852

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	57,204	628,100
Medidata Solutions, Inc.*	21,371	1,955,446

		2,583,546

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	7,378	2,454,956
Bio-Techne Corp.	13,065	2,556,428
Charles River Laboratories International, Inc.*	16,753	2,217,595
PRA Health Sciences, Inc.*	21,554	2,138,803
Syneos Health, Inc.*	21,347	1,135,874

		10,503,656

Pharmaceuticals (0.5%)
Catalent, Inc.*	50,123	2,388,862
Prestige Consumer Healthcare, Inc.*	17,245	598,229

		2,987,091

Total Health Care		58,075,622

Industrials (14.5%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	20,339	1,154,848
Curtiss-Wright Corp.	14,667	1,897,470
Teledyne Technologies, Inc.*	12,487	4,020,689

		7,073,007

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	31,641	2,264,546

Airlines (0.3%)
JetBlue Airways Corp.*	101,694	1,703,374

Building Products (1.2%)
Lennox International, Inc.	12,096	2,938,965
Owens Corning	37,343	2,360,078
Resideo Technologies, Inc.*	42,144	604,766
Trex Co., Inc.*	20,054	1,823,510

		7,727,319

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	17,162	1,423,588
Clean Harbors, Inc.*	17,641	1,361,885
Deluxe Corp.	14,736	724,422
Healthcare Services Group, Inc.	25,440	617,938
Herman Miller, Inc.	20,270	934,244
HNI Corp.	14,717	522,454
KAR Auction Services, Inc.	45,815	1,124,758
MSA Safety, Inc.	12,277	1,339,543
Stericycle, Inc.*	31,277	1,592,938
Tetra Tech, Inc.	18,758	1,627,444

		11,269,214

Construction & Engineering (1.2%)
AECOM*	54,140	2,033,498
Dycom Industries, Inc.*	10,810	551,851
EMCOR Group, Inc.	19,268	1,659,360
Fluor Corp.	48,030	918,814
Granite Construction, Inc.	16,078	516,586
MasTec, Inc.*	20,693	1,343,597
Valmont Industries, Inc.	7,426	1,028,055

		8,051,761

Electrical Equipment (1.1%)
Acuity Brands, Inc.	13,695	1,845,949
EnerSys	14,582	961,537
Hubbell, Inc.	18,676	2,454,027
nVent Electric plc	53,405	1,177,046
Regal Beloit Corp.	14,394	1,048,603

		7,487,162

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	19,430	2,827,842

Machinery (3.8%)
AGCO Corp.	21,721	1,644,280
Colfax Corp.*	28,676	833,325
Crane Co.	17,491	1,410,299
Donaldson Co., Inc.	43,774	2,279,750
Graco, Inc.	57,256	2,636,066
ITT, Inc.	30,206	1,848,305
Kennametal, Inc.	28,305	870,096
Lincoln Electric Holdings, Inc.	21,206	1,839,833
Nordson Corp.	17,563	2,568,764
Oshkosh Corp.	23,477	1,779,557
Terex Corp.	22,484	583,909
Timken Co. (The)	23,491	1,022,093
Toro Co. (The)	36,591	2,682,120
Trinity Industries, Inc.	35,114	691,044
Woodward, Inc.	19,318	2,083,060

		24,772,501

Marine (0.3%)
Kirby Corp.*	20,561	1,689,292

Professional Services (0.6%)
ASGN, Inc.*	18,158	1,141,412
Insperity, Inc.	13,289	1,310,561
ManpowerGroup, Inc.	20,540	1,730,290

		4,182,263

Road & Rail (1.7%)
Avis Budget Group, Inc.*	20,082	567,517
Genesee & Wyoming, Inc., Class A*	19,431	2,147,320
Knight-Swift Transportation Holdings, Inc.(x)	42,140	1,529,682
Landstar System, Inc.	13,603	1,531,426
Old Dominion Freight Line, Inc.	21,970	3,734,241
Ryder System, Inc.	18,307	947,753
Werner Enterprises, Inc.	15,110	533,383

		10,991,322

Trading Companies & Distributors (0.7%)
GATX Corp.	12,254	950,053
MSC Industrial Direct Co., Inc., Class A	15,449	1,120,516
NOW, Inc.*	37,345	428,347
Watsco, Inc.	11,195	1,893,970

		4,392,886

Total Industrials		94,432,489

Information Technology (13.8%)
Communications Equipment (1.0%)
Ciena Corp.*	53,243	2,088,723
InterDigital, Inc.	10,684	560,590
Lumentum Holdings, Inc.*	26,396	1,413,770
NetScout Systems, Inc.*	22,915	528,420
Plantronics, Inc.	11,139	415,707
ViaSat, Inc.*	19,778	1,489,679

		6,496,889

Electronic Equipment, Instruments & Components (3.9%)
Arrow Electronics, Inc.*	28,538	2,128,364
Avnet, Inc.	35,568	1,582,242
Belden, Inc.	13,261	707,342
Cognex Corp.	58,579	2,877,986
Coherent, Inc.*	8,232	1,265,423
II-VI, Inc.*	29,817	1,049,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	47,768	$1,708,661
Littelfuse, Inc.	8,440	1,496,496
National Instruments Corp.	40,743	1,710,799
SYNNEX Corp.	14,025	1,583,422
Tech Data Corp.*	12,220	1,273,813
Trimble, Inc.*	86,427	3,354,232
Vishay Intertechnology, Inc.	45,429	769,113
Zebra Technologies Corp., Class A*	18,575	3,833,323

		25,341,073

IT Services (2.3%)
CACI International, Inc., Class A*	8,541	1,975,192
CoreLogic, Inc.*	27,506	1,272,703
KBR, Inc.	48,589	1,192,374
LiveRamp Holdings, Inc.*	23,217	997,402
MAXIMUS, Inc.	21,903	1,692,226
Perspecta, Inc.	47,352	1,236,834
Sabre Corp.	93,939	2,103,764
Science Applications International Corp.	16,835	1,470,537
WEX, Inc.*	14,854	3,001,548

		14,942,580

Semiconductors & Semiconductor Equipment (3.4%)
Cirrus Logic, Inc.*	19,957	1,069,296
Cree, Inc.*	36,701	1,798,349
Cypress Semiconductor Corp.	126,768	2,958,765
First Solar, Inc.*	26,047	1,510,987
MKS Instruments, Inc.	18,702	1,725,821
Monolithic Power Systems, Inc.	13,813	2,149,717
Semtech Corp.*	22,836	1,110,058
Silicon Laboratories, Inc.*	14,878	1,656,665
Synaptics, Inc.*	11,297	451,315
Teradyne, Inc.	58,334	3,378,122
Universal Display Corp.	14,553	2,443,449
Versum Materials, Inc.	37,497	1,984,716

		22,237,260

Software (3.0%)
ACI Worldwide, Inc.*	40,062	1,254,942
Blackbaud, Inc.	16,879	1,524,849
CDK Global, Inc.	41,602	2,000,640
CommVault Systems, Inc.*	14,267	637,877
Fair Isaac Corp.*	9,919	3,010,615
j2 Global, Inc.	15,951	1,448,670
LogMeIn, Inc.	16,969	1,204,120
Manhattan Associates, Inc.*	22,080	1,781,194
PTC, Inc.*	35,582	2,425,981
Teradata Corp.*	39,165	1,214,115
Tyler Technologies, Inc.*	13,244	3,476,550

		19,979,553

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	43,724	1,379,929

Total Information Technology		90,377,284

Materials (5.5%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	20,774	1,600,637
Cabot Corp.	19,834	898,877
Chemours Co. (The)	56,115	838,358
Ingevity Corp.*	14,368	1,218,981
Minerals Technologies, Inc.	12,035	638,938
NewMarket Corp.	2,535	1,196,748
Olin Corp.	56,395	1,055,714
PolyOne Corp.	26,386	861,503
RPM International, Inc.	44,510	3,062,733
Scotts Miracle-Gro Co. (The)	13,525	1,377,116
Sensient Technologies Corp.	14,526	997,210
Valvoline, Inc.	64,596	1,423,050

		15,169,865

Construction Materials (0.2%)
Eagle Materials, Inc.	14,424	1,298,304

Containers & Packaging (1.0%)
AptarGroup, Inc.	21,982	2,603,768
Greif, Inc., Class A	9,013	341,502
Owens-Illinois, Inc.	53,361	548,017
Silgan Holdings, Inc.	26,713	802,325
Sonoco Products Co.	34,351	1,999,572

		6,295,184

Metals & Mining (1.7%)
Allegheny Technologies, Inc.*	43,277	876,359
Carpenter Technology Corp.	16,361	845,209
Commercial Metals Co.	40,477	703,490
Compass Minerals International, Inc.	11,631	657,035
Reliance Steel & Aluminum Co.	22,879	2,280,121
Royal Gold, Inc.	22,503	2,772,595
Steel Dynamics, Inc.	75,382	2,246,384
United States Steel Corp.(x)	58,608	676,923
Worthington Industries, Inc.	12,721	458,592

		11,516,708

Paper & Forest Products (0.3%)
Domtar Corp.	21,482	769,271
Louisiana-Pacific Corp.	42,430	1,042,929

		1,812,200

Total Materials		36,092,261

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (10.0%)
Alexander & Baldwin, Inc. (REIT)	23,309	571,304
American Campus Communities, Inc. (REIT)	47,163	2,267,597
Brixmor Property Group, Inc. (REIT)	102,236	2,074,368
Camden Property Trust (REIT)	33,236	3,689,528
CoreCivic, Inc. (REIT)	40,880	706,406
CoreSite Realty Corp. (REIT)	12,663	1,542,987
Corporate Office Properties Trust (REIT)	38,427	1,144,356
Cousins Properties, Inc. (REIT)	50,376	1,893,634
CyrusOne, Inc. (REIT)	38,853	3,073,272
Douglas Emmett, Inc. (REIT)	56,412	2,416,126
EastGroup Properties, Inc. (REIT)	12,892	1,611,758
EPR Properties (REIT)	26,621	2,046,090
First Industrial Realty Trust, Inc. (REIT)	43,417	1,717,577
GEO Group, Inc. (The) (REIT)	41,620	721,691
Healthcare Realty Trust, Inc. (REIT)	44,363	1,486,161
Highwoods Properties, Inc. (REIT)	35,603	1,599,999
JBG SMITH Properties (REIT)	40,514	1,588,554
Kilroy Realty Corp. (REIT)	31,886	2,483,601
Lamar Advertising Co. (REIT), Class A	29,504	2,417,263
Liberty Property Trust (REIT)	54,156	2,779,828
Life Storage, Inc. (REIT)	16,013	1,687,930
Mack-Cali Realty Corp. (REIT)	31,083	673,258
Medical Properties Trust, Inc. (REIT)	153,233	2,997,237
National Retail Properties, Inc. (REIT)	58,914	3,322,750
Omega Healthcare Investors, Inc. (REIT)	74,332	3,106,334
Park Hotels & Resorts, Inc. (REIT)	82,291	2,054,806
Pebblebrook Hotel Trust (REIT)	44,840	1,247,449
PotlatchDeltic Corp. (REIT)	23,062	947,502
PS Business Parks, Inc. (REIT)	6,873	1,250,542
Rayonier, Inc. (REIT)	44,496	1,254,787
Sabra Health Care REIT, Inc. (REIT)	65,051	1,493,571
Senior Housing Properties Trust (REIT)	81,604	755,245
Service Properties Trust (REIT)	56,447	1,455,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Realty Capital, Inc. (REIT)	30,930	$1,480,310
Tanger Factory Outlet Centers, Inc. (REIT)(x)	32,109	497,047
Taubman Centers, Inc. (REIT)	21,010	857,838
Uniti Group, Inc. (REIT)(x)	66,296	514,788
Urban Edge Properties (REIT)	39,512	781,942
Weingarten Realty Investors (REIT)	41,720	1,215,304

		65,426,508

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	17,685	2,459,276

Total Real Estate		67,885,784

Utilities (4.5%)
Electric Utilities (1.5%)
ALLETE, Inc.	17,731	1,549,867
Hawaiian Electric Industries, Inc.	37,405	1,706,042
IDACORP, Inc.	17,299	1,949,078
OGE Energy Corp.	68,710	3,118,060
PNM Resources, Inc.	27,341	1,423,919

		9,746,966

Gas Utilities (1.7%)
National Fuel Gas Co.	29,628	1,390,146
New Jersey Resources Corp.	30,886	1,396,665
ONE Gas, Inc.	18,101	1,739,687
Southwest Gas Holdings, Inc.	18,686	1,701,173
Spire, Inc.	17,440	1,521,466
UGI Corp.	71,726	3,605,666

		11,354,803

Multi-Utilities (0.8%)
Black Hills Corp.	20,960	1,608,261
MDU Resources Group, Inc.	68,327	1,926,138
NorthWestern Corp.	17,315	1,299,491

		4,833,890

Water Utilities (0.5%)
Aqua America, Inc.	74,066	3,320,379

Total Utilities		29,256,038

Total Common Stocks (90.9%) (Cost $480,347,725)		593,555,191

SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	20,238,191	20,244,262

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $3,000,160, collateralized by various Common Stocks; total market value $3,300,000.(xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $900,060, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $918,001.(xx)	900,000	900,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $700,049, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $400,157, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $444,563.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $445,201.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $703,151, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $717,168.(xx)	703,106	703,106

Total Repurchase Agreements		7,103,106

Total Short-Term Investments (4.2%) (Cost $27,345,788)		27,347,368

Total Investments in Securities (95.1%) (Cost $507,693,513)		620,902,559
Other Assets Less Liabilities (4.9%)		32,231,728

Net Assets (100%)		$653,134,287

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $15,616,678. This was collateralized by $8,940,510 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $7,103,106 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	310	12/2019	USD	60,078,000	(844,138)

					(844,138)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,013,874	$—	$—	$14,013,874
Consumer Discretionary	74,002,324	—	—	74,002,324
Consumer Staples	16,774,777	—	—	16,774,777
Energy	12,865,616	—	—	12,865,616
Financials	99,779,122	—	—	99,779,122
Health Care	58,075,622	—	—	58,075,622
Industrials	94,432,489	—	—	94,432,489
Information Technology	90,377,284	—	—	90,377,284
Materials	36,092,261	—	—	36,092,261
Real Estate	67,885,784	—	—	67,885,784
Utilities	29,256,038	—	—	29,256,038
Short-Term Investments
Investment Company	20,244,262	—	—	20,244,262
Repurchase Agreements	—	7,103,106	—	7,103,106

Total Assets	$613,799,453	$7,103,106	$—	$620,902,559

Liabilities:
Futures	$(844,138)	$—	$—	$(844,138)

Total Liabilities	$(844,138)	$—	$—	$(844,138)

Total	$612,955,315	$7,103,106	$—	$620,058,421

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,887,317
Aggregate gross unrealized depreciation	(50,519,099)

Net unrealized appreciation	$112,368,218

Federal income tax cost of investments in securities and derivative instruments, if applicable	$507,690,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	18,148	$656,958
ATN International, Inc.	18,982	1,107,979
Bandwidth, Inc., Class A*	27,008	1,758,491
Cincinnati Bell, Inc.*	78,237	396,661
Cogent Communications Holdings, Inc.	70,667	3,893,752
Consolidated Communications Holdings, Inc.	118,224	562,746
Frontier Communications Corp.(x)*	170,039	147,424
IDT Corp., Class B*	27,939	294,198
Intelsat SA(x)*	112,616	2,567,645
Iridium Communications, Inc.*	166,405	3,541,098
Ooma, Inc.*	32,110	333,944
ORBCOMM, Inc.(x)*	124,638	593,277
Pareteum Corp.(x)*	179,660	231,761
Vonage Holdings Corp.*	380,539	4,300,091

		20,386,025

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	86,471	925,240
Eros International plc*	123,197	235,306
Gaia, Inc.(x)*	16,882	110,324
Glu Mobile, Inc.*	194,286	969,487
IMAX Corp.*	87,617	1,923,193
Liberty Media Corp.-Liberty Braves, Class A*	16,631	462,841
Liberty Media Corp.-Liberty Braves, Class C*	60,508	1,679,097
LiveXLive Media, Inc.(x)*	47,404	95,045
Marcus Corp. (The)	37,608	1,391,872
Reading International, Inc., Class A*	28,129	336,423
Rosetta Stone, Inc.*	34,999	608,982

		8,737,810

Interactive Media & Services (0.4%)
Care.com, Inc.*	36,023	376,440
Cargurus, Inc.*	124,632	3,857,360
Cars.com, Inc.*	112,500	1,010,250
DHI Group, Inc.*	85,481	329,102
Eventbrite, Inc., Class A(x)*	61,264	1,084,986
EverQuote, Inc., Class A(x)*	14,167	302,324
Liberty TripAdvisor Holdings, Inc., Class A*	121,708	1,145,272
Meet Group, Inc. (The)*	121,360	397,454
QuinStreet, Inc.*	75,948	956,185
Travelzoo*	8,721	93,228
TrueCar, Inc.*	172,873	587,768
Yelp, Inc.*	117,108	4,069,503

		14,209,872

Media (0.9%)
Boston Omaha Corp., Class A(x)*	16,487	326,937
Cardlytics, Inc.*	22,769	763,217
cbdMD, Inc.(x)*	15,015	59,459
Central European Media Enterprises Ltd., Class A*	149,632	672,596
Clear Channel Outdoor Holdings, Inc.*	63,883	160,985
comScore, Inc.*	82,961	158,456
Cumulus Media, Inc., Class A(x)*	23,640	343,726
Daily Journal Corp.(x)*	1,827	452,292
Emerald Expositions Events, Inc.	41,121	400,107
Entercom Communications Corp., Class A	206,821	690,782
Entravision Communications Corp., Class A	104,453	332,161
EW Scripps Co. (The), Class A	91,606	1,216,528
Fluent, Inc.(x)*	71,278	194,945
Gannett Co., Inc.	177,755	1,909,089
Gray Television, Inc.*	152,867	2,494,790
Hemisphere Media Group, Inc.*	29,423	359,549
Lee Enterprises, Inc.(x)*	90,631	184,887
Liberty Latin America Ltd., Class A*	75,240	1,284,347
Liberty Latin America Ltd., Class C*	193,777	3,312,618
Loral Space & Communications, Inc.*	21,559	892,543
Marchex, Inc., Class B*	58,120	182,497
MDC Partners, Inc., Class A*	93,313	263,143
Meredith Corp.(x)	66,840	2,450,354
MSG Networks, Inc., Class A*	97,983	1,589,284
National CineMedia, Inc.	113,576	931,323
New Media Investment Group, Inc.(x)	100,336	883,960
Saga Communications, Inc., Class A	5,924	176,239
Scholastic Corp.	49,541	1,870,668
TechTarget, Inc.*	38,002	855,995
TEGNA, Inc.	365,189	5,671,385
Tribune Publishing Co.	28,492	244,461
WideOpenWest, Inc.*	46,495	286,409

		31,615,732

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	72,842	808,546
Gogo, Inc.(x)*	91,947	554,441
Shenandoah Telecommunications Co.	80,588	2,560,281
Spok Holdings, Inc.	29,994	358,128

		4,281,396

Total Communication Services		79,230,835

Consumer Discretionary (10.0%)
Auto Components (1.0%)
Adient plc	147,294	3,381,870
American Axle & Manufacturing Holdings, Inc.*	187,284	1,539,474
Cooper Tire & Rubber Co.	84,538	2,208,133
Cooper-Standard Holdings, Inc.*	29,141	1,191,284
Dana, Inc.	242,785	3,505,815
Dorman Products, Inc.*	45,270	3,600,776
Fox Factory Holding Corp.*	63,195	3,933,257
Gentherm, Inc.*	56,524	2,322,288
LCI Industries	41,023	3,767,963
Modine Manufacturing Co.*	82,743	940,788
Motorcar Parts of America, Inc.*	31,091	525,438
Standard Motor Products, Inc.	35,246	1,711,193
Stoneridge, Inc.*	44,670	1,383,430
Tenneco, Inc., Class A	85,130	1,065,828
Visteon Corp.*	47,437	3,915,450

		34,992,987

Automobiles (0.0%)
Winnebago Industries, Inc.	52,245	2,003,596

Distributors (0.1%)
Core-Mark Holding Co., Inc.	76,109	2,444,241
Funko, Inc., Class A*	28,496	586,305
Greenlane Holdings, Inc., Class A(x)*	9,871	33,463
Weyco Group, Inc.	10,215	230,961

		3,294,970

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	94,974	3,617,560
American Public Education, Inc.*	27,281	609,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Career Education Corp.*	115,878	$1,841,301
Carriage Services, Inc.	28,550	583,562
Chegg, Inc.*	194,929	5,838,124
Collectors Universe, Inc.	13,345	380,066
Houghton Mifflin Harcourt Co.*	174,996	932,729
K12, Inc.*	65,001	1,716,026
Laureate Education, Inc., Class A*	176,973	2,933,327
OneSpaWorld Holdings Ltd.(x)*	76,339	1,185,545
Regis Corp.*	47,915	968,841
Select Interior Concepts, Inc., Class A*	35,774	463,989
Sotheby’s*	53,203	3,031,507
Strategic Education, Inc.	35,835	4,869,260
WW International, Inc.*	78,500	2,968,870

		31,940,164

Hotels, Restaurants & Leisure (2.5%)
BBX Capital Corp.	98,520	460,088
Biglari Holdings, Inc., Class B*	1,603	174,727
BJ’s Restaurants, Inc.	34,479	1,339,164
Bloomin’ Brands, Inc.	146,936	2,781,499
Bluegreen Vacations Corp.(x)	10,411	97,031
Boyd Gaming Corp.	135,489	3,244,962
Brinker International, Inc.	62,930	2,685,223
Carrols Restaurant Group, Inc.*	58,267	483,033
Century Casinos, Inc.*	45,353	350,579
Cheesecake Factory, Inc. (The)(x)	70,899	2,955,070
Churchill Downs, Inc.	59,086	7,294,462
Chuy’s Holdings, Inc.*	28,136	696,647
Cracker Barrel Old Country Store, Inc.(x)	32,475	5,282,059
Dave & Buster’s Entertainment, Inc.	61,214	2,384,285
Del Taco Restaurants, Inc.*	49,690	508,080
Denny’s Corp.*	98,776	2,248,636
Dine Brands Global, Inc.	28,038	2,126,963
Drive Shack, Inc.(x)*	100,580	433,500
El Pollo Loco Holdings, Inc.*	35,891	393,365
Eldorado Resorts, Inc.(x)*	110,681	4,412,852
Empire Resorts, Inc.(x)*	6,727	64,781
Everi Holdings, Inc.*	113,355	958,983
Fiesta Restaurant Group, Inc.*	39,017	406,557
Golden Entertainment, Inc.*	28,524	379,084
Habit Restaurants, Inc. (The), Class A*	34,323	299,983
Inspired Entertainment, Inc.*	14,076	101,206
International Speedway Corp., Class A	39,464	1,776,275
J Alexander’s Holdings, Inc.*	21,037	246,554
Jack in the Box, Inc.	43,384	3,953,150
Kura Sushi USA, Inc., Class A*	5,614	110,147
Lindblad Expeditions Holdings, Inc.*	38,488	645,059
Marriott Vacations Worldwide Corp.	72,398	7,501,157
Monarch Casino & Resort, Inc.*	19,028	793,277
Nathan’s Famous, Inc.	4,778	343,299
Noodles & Co.(x)*	47,579	269,297
Papa John’s International, Inc.(x)	37,292	1,952,236
Penn National Gaming, Inc.*	186,582	3,475,090
PlayAGS, Inc.*	44,432	456,761
Potbelly Corp.*	34,555	150,660
RCI Hospitality Holdings, Inc.	14,889	307,905
Red Lion Hotels Corp.*	39,622	256,751
Red Robin Gourmet Burgers, Inc.*	21,777	724,303
Red Rock Resorts, Inc., Class A	117,360	2,382,995
Ruth’s Hospitality Group, Inc.	47,860	977,062
Scientific Games Corp., Class A*	93,627	1,905,309
SeaWorld Entertainment, Inc.*	79,630	2,095,862
Shake Shack, Inc., Class A*	48,978	4,801,803
Target Hospitality Corp.(x)*	54,694	372,466
Texas Roadhouse, Inc.	111,510	5,856,505
Twin River Worldwide Holdings, Inc.	33,215	758,298
Wingstop, Inc.	49,294	4,302,380

		88,977,420

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	16,392	250,798
Beazer Homes USA, Inc.*	49,752	741,305
Cavco Industries, Inc.*	14,465	2,778,582
Century Communities, Inc.*	43,873	1,343,830
Ethan Allen Interiors, Inc.	40,358	770,838
Flexsteel Industries, Inc.	12,296	182,227
GoPro, Inc., Class A(x)*	205,207	1,063,998
Green Brick Partners, Inc.*	39,780	425,646
Hamilton Beach Brands Holding Co., Class A	11,274	182,301
Helen of Troy Ltd.*	42,210	6,654,829
Hooker Furniture Corp.	19,455	417,115
Installed Building Products, Inc.*	38,061	2,182,418
iRobot Corp.(x)*	46,109	2,843,542
KB Home	142,715	4,852,310
La-Z-Boy, Inc.	75,474	2,535,172
Legacy Housing Corp.*	7,480	121,176
LGI Homes, Inc.*	33,657	2,804,301
Lifetime Brands, Inc.	20,238	179,106
Lovesac Co. (The)*	14,827	276,820
M.D.C. Holdings, Inc.	83,587	3,602,600
M/I Homes, Inc.*	44,641	1,680,734
Meritage Homes Corp.*	60,921	4,285,792
Purple Innovation, Inc.(x)*	8,329	62,717
Skyline Champion Corp.*	84,513	2,542,996
Sonos, Inc.*	117,092	1,570,204
Taylor Morrison Home Corp., Class A*	177,695	4,609,408
TopBuild Corp.*	57,030	5,499,403
TRI Pointe Group, Inc.*	237,843	3,577,159
Tupperware Brands Corp.	82,952	1,316,448
Universal Electronics, Inc.*	22,545	1,147,540
William Lyon Homes, Class A*	53,201	1,083,172
ZAGG, Inc.(x)*	46,765	293,216

		61,877,703

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	42,641	630,874
Duluth Holdings, Inc., Class B(x)*	17,558	148,892
Groupon, Inc.*	766,814	2,039,725
Lands’ End, Inc.*	17,473	198,231
Leaf Group Ltd.*	27,303	114,673
Liquidity Services, Inc.*	45,310	335,294
Overstock.com, Inc.(x)*	45,063	477,217
PetMed Express, Inc.(x)	33,642	606,229
Quotient Technology, Inc.*	126,667	990,536
RealReal, Inc. (The)(x)*	29,164	652,107
Rubicon Project, Inc. (The)*	80,322	699,605
Shutterstock, Inc.*	32,369	1,169,168
Stamps.com, Inc.*	28,135	2,094,651
Stitch Fix, Inc., Class A(x)*	70,400	1,355,200
Waitr Holdings, Inc.(x)*	88,121	113,235

		11,625,637

Leisure Products (0.3%)
Acushnet Holdings Corp.	60,411	1,594,850
American Outdoor Brands Corp.*	90,741	530,835
Callaway Golf Co.	157,018	3,047,719
Clarus Corp.	33,597	393,925
Escalade, Inc.	17,176	187,047
Johnson Outdoors, Inc., Class A	8,253	483,296
Malibu Boats, Inc., Class A*	35,435	1,087,146
Marine Products Corp.	12,209	172,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MasterCraft Boat Holdings, Inc.*	30,671	$457,765
Sturm Ruger & Co., Inc.	28,087	1,172,913
Vista Outdoor, Inc.*	96,785	599,099
YETI Holdings, Inc.(x)*	51,921	1,453,788

		11,181,262

Multiline Retail (0.1%)
Big Lots, Inc.	66,957	1,640,446
Dillard’s, Inc., Class A(x)	18,009	1,190,575
JC Penney Co., Inc.(x)*	531,578	472,520

		3,303,541

Specialty Retail (2.3%)
Aaron’s, Inc.	113,566	7,297,751
Abercrombie & Fitch Co., Class A	111,766	1,743,550
American Eagle Outfitters, Inc.	271,834	4,409,147
America’s Car-Mart, Inc.*	10,474	960,466
Asbury Automotive Group, Inc.*	32,444	3,319,994
Ascena Retail Group, Inc.(x)*	280,352	74,041
At Home Group, Inc.(x)*	79,720	766,906
Barnes & Noble Education, Inc.*	65,246	203,567
Bed Bath & Beyond, Inc.(x)	205,854	2,190,287
Boot Barn Holdings, Inc.*	47,166	1,646,093
Buckle, Inc. (The)(x)	48,452	998,111
Caleres, Inc.	68,494	1,603,445
Camping World Holdings, Inc., Class A(x)	54,794	487,667
Cato Corp. (The), Class A	36,614	644,772
Chico’s FAS, Inc.	195,257	786,886
Children’s Place, Inc. (The)(x)	25,820	1,987,882
Citi Trends, Inc.	18,837	344,717
Conn’s, Inc.*	33,278	827,291
Container Store Group, Inc. (The)*	26,235	115,959
Designer Brands, Inc., Class A	109,019	1,866,405
Express, Inc.*	107,647	370,306
GameStop Corp., Class A(x)	151,708	837,428
Genesco, Inc.*	26,957	1,078,819
GNC Holdings, Inc., Class A(x)*	136,601	292,326
Group 1 Automotive, Inc.	29,646	2,736,622
Guess?, Inc.(x)	84,792	1,571,196
Haverty Furniture Cos., Inc.	30,880	625,938
Hibbett Sports, Inc.*	30,653	701,954
Hudson Ltd., Class A*	66,483	815,746
J. Jill, Inc.(x)	25,001	47,502
Lithia Motors, Inc., Class A	37,192	4,923,477
Lumber Liquidators Holdings, Inc.(x)*	47,477	468,598
MarineMax, Inc.*	37,161	575,252
Michaels Cos., Inc. (The)(x)*	142,804	1,398,051
Monro, Inc.	54,823	4,331,565
Murphy USA, Inc.*	51,265	4,372,904
National Vision Holdings, Inc.*	129,696	3,121,783
Office Depot, Inc.	912,184	1,600,883
Party City Holdco, Inc.(x)*	90,862	518,822
Rent-A-Center, Inc.	81,833	2,110,473
RH(x)*	27,932	4,771,624
RTW RetailWinds, Inc.*	42,902	58,776
Sally Beauty Holdings, Inc.*	202,710	3,018,352
Shoe Carnival, Inc.(x)	16,728	542,154
Signet Jewelers Ltd.(x)	87,042	1,458,824
Sleep Number Corp.*	48,640	2,009,805
Sonic Automotive, Inc., Class A	40,882	1,284,104
Sportsman’s Warehouse Holdings, Inc.*	70,312	364,216
Tailored Brands, Inc.(x)	83,669	368,144
Tile Shop Holdings, Inc.	68,037	217,038
Tilly’s, Inc., Class A	36,107	340,850
Winmark Corp.	4,035	711,734
Zumiez, Inc.*	33,415	1,058,420

		80,978,623

Textiles, Apparel & Luxury Goods (0.8%)
Centric Brands, Inc.(x)*	26,262	65,918
Crocs, Inc.*	104,779	2,908,665
Culp, Inc.	18,256	297,573
Deckers Outdoor Corp.*	49,179	7,247,017
Delta Apparel, Inc.*	10,341	245,599
Fossil Group, Inc.(x)*	78,421	981,047
G-III Apparel Group Ltd.*	75,945	1,957,103
Kontoor Brands, Inc.	74,369	2,610,352
Movado Group, Inc.	26,352	655,111
Oxford Industries, Inc.	28,168	2,019,645
Rocky Brands, Inc.	11,532	383,208
Steven Madden Ltd.	142,836	5,112,100
Superior Group of Cos., Inc.	17,677	284,953
Unifi, Inc.*	25,214	552,691
Vera Bradley, Inc.*	34,379	347,228
Vince Holding Corp.(x)*	4,907	93,184
Wolverine World Wide, Inc.	141,706	4,004,611

		29,766,005

Total Consumer Discretionary		359,941,908

Consumer Staples (2.7%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	14,045	5,113,504
Celsius Holdings, Inc.(x)*	41,205	143,187
Coca-Cola Consolidated, Inc.	7,901	2,400,877
Craft Brew Alliance, Inc.*	20,172	165,209
MGP Ingredients, Inc.(x)	21,806	1,083,322
National Beverage Corp.(x)	19,833	879,792
New Age Beverages Corp.(x)*	120,930	333,767
Primo Water Corp.(x)*	59,622	732,158

		10,851,816

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	52,761	1,183,429
BJ’s Wholesale Club Holdings, Inc.*	188,381	4,873,416
Chefs’ Warehouse, Inc. (The)*	40,585	1,636,387
HF Foods Group, Inc.(x)*	12,550	213,978
Ingles Markets, Inc., Class A	23,881	928,016
Natural Grocers by Vitamin Cottage, Inc.*	15,268	152,527
Performance Food Group Co.*	173,221	7,969,898
PriceSmart, Inc.	37,732	2,682,745
Rite Aid Corp.(x)*	90,992	632,394
SpartanNash Co.	60,177	711,894
United Natural Foods, Inc.*	85,230	981,850
Village Super Market, Inc., Class A	14,024	370,935
Weis Markets, Inc.	16,176	616,953

		22,954,422

Food Products (1.2%)
Alico, Inc.	6,406	217,932
B&G Foods, Inc.(x)	108,909	2,059,469
Bridgford Foods Corp.(x)*	2,755	83,118
Calavo Growers, Inc.	27,252	2,593,845
Cal-Maine Foods, Inc.	53,060	2,120,012
Darling Ingredients, Inc.*	276,487	5,289,196
Dean Foods Co.(x)	143,223	166,139
Farmer Brothers Co.*	17,384	225,123
Fresh Del Monte Produce, Inc.	52,190	1,780,201
Freshpet, Inc.*	58,111	2,892,185
Hostess Brands, Inc.*	201,757	2,821,572
J&J Snack Foods Corp	25,441	4,884,672
John B Sanfilippo & Son, Inc.	14,495	1,400,217
Lancaster Colony Corp.	31,811	4,410,595
Landec Corp.*	40,716	442,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Limoneira Co.	25,620	$470,383
Sanderson Farms, Inc.	33,447	5,061,535
Seneca Foods Corp., Class A*	11,200	349,216
Simply Good Foods Co. (The)*	119,164	3,454,564
Tootsie Roll Industries, Inc.(x)	27,854	1,034,498

		41,757,055

Household Products (0.2%)
Central Garden & Pet Co.*	16,962	495,799
Central Garden & Pet Co., Class A*	72,095	1,998,834
Oil-Dri Corp. of America	8,467	288,386
WD-40 Co.	23,102	4,240,141

		7,023,160

Personal Products (0.3%)
Edgewell Personal Care Co.*	90,825	2,950,904
elf Beauty, Inc.*	43,940	769,390
Inter Parfums, Inc.	29,587	2,070,202
Lifevantage Corp.*	23,299	319,196
Medifast, Inc.(x)	19,063	1,975,499
Nature’s Sunshine Products, Inc.*	14,458	119,857
Revlon, Inc., Class A(x)*	12,560	295,034
USANA Health Sciences, Inc.*	21,771	1,488,919
Youngevity International, Inc.(x)*	13,134	58,709

		10,047,710

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	192,853	435,848
Pyxus International, Inc.(x)*	14,070	184,036
Turning Point Brands, Inc.(x)	13,890	320,303
Universal Corp.	41,335	2,265,571
Vector Group Ltd.(x)	186,584	2,222,215

		5,427,973

Total Consumer Staples		98,062,136

Energy (3.0%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	216,314	2,156,651
C&J Energy Services, Inc.*	109,871	1,178,916
Cactus, Inc., Class A*	78,935	2,284,379
Covia Holdings Corp.(x)*	66,193	133,710
Diamond Offshore Drilling, Inc.(x)*	108,042	600,714
DMC Global, Inc.(x)	24,499	1,077,466
Dril-Quip, Inc.*	60,721	3,046,980
Era Group, Inc.*	34,102	360,117
Exterran Corp.*	52,344	683,613
Forum Energy Technologies, Inc.*	138,172	214,167
Frank’s International NV*	177,887	844,963
FTS International, Inc.(x)*	55,008	123,218
Geospace Technologies Corp.*	21,866	336,080
Helix Energy Solutions Group, Inc.*	242,475	1,954,348
Independence Contract Drilling, Inc.*	83,596	100,315
Keane Group, Inc.(x)*	88,379	535,577
KLX Energy Services Holdings, Inc.*	34,684	299,843
Liberty Oilfield Services, Inc., Class A(x)	89,850	973,075
Mammoth Energy Services, Inc.	21,231	52,653
Matrix Service Co.*	44,306	759,405
McDermott International, Inc.*	304,024	614,128
Nabors Industries Ltd.(x)	591,353	1,105,830
National Energy Services Reunited Corp.(x)*	39,164	261,616
Natural Gas Services Group, Inc.*	20,547	263,207
NCS Multistage Holdings, Inc.*	16,518	33,036
Newpark Resources, Inc.*	148,571	1,132,111
Nine Energy Service, Inc.*	26,937	166,201
Noble Corp. plc*	414,531	526,454
Oceaneering International, Inc.*	166,165	2,251,536
Oil States International, Inc.*	100,269	1,333,578
Pacific Drilling SA*	49,547	193,729
Parker Drilling Co.(x)*	15,476	292,806
ProPetro Holding Corp.*	134,171	1,219,614
RigNet, Inc.*	23,526	182,327
RPC, Inc.(x)	97,210	545,348
SEACOR Holdings, Inc.*	29,124	1,370,867
SEACOR Marine Holdings, Inc.*	31,563	396,747
Seadrill Ltd.(x)*	97,686	205,141
Select Energy Services, Inc., Class A*	98,872	856,232
Smart Sand, Inc.(x)*	36,228	102,525
Solaris Oilfield Infrastructure, Inc., Class A(x)	51,231	687,520
TETRA Technologies, Inc.*	201,240	404,492
Tidewater, Inc.*	62,767	948,409
US Silica Holdings, Inc.(x)	122,961	1,175,507
US Well Services, Inc.(x)*	31,934	69,935

		34,055,086

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	265,085	134,531
Altus Midstream Co.(x)*	80,160	226,853
Amplify Energy Corp.	23,446	144,662
Arch Coal, Inc., Class A(x)	27,520	2,041,984
Ardmore Shipping Corp.*	55,206	369,328
Berry Petroleum Corp.	105,984	992,010
Bonanza Creek Energy, Inc.*	31,578	707,031
Brigham Minerals, Inc., Class A(x)	26,760	532,524
California Resources Corp.(x)*	81,107	827,291
Callon Petroleum Co.(x)*	383,583	1,664,750
Carrizo Oil & Gas, Inc.*	148,889	1,278,212
Chaparral Energy, Inc., Class A(x)*	49,430	66,236
Clean Energy Fuels Corp.*	224,374	463,332
CNX Resources Corp.*	314,779	2,285,296
Comstock Resources, Inc.(x)*	23,968	186,711
CONSOL Energy, Inc.*	46,080	720,230
Contura Energy, Inc.*	31,893	891,728
CVR Energy, Inc.	49,873	2,195,908
Delek US Holdings, Inc.	126,802	4,602,913
Denbury Resources, Inc.*	770,477	916,868
DHT Holdings, Inc.	147,520	907,248
Diamond S Shipping, Inc.*	36,326	400,313
Dorian LPG Ltd.*	46,114	477,741
Earthstone Energy, Inc., Class A(x)*	32,766	106,489
Energy Fuels, Inc.(x)*	147,306	284,301
Evolution Petroleum Corp.	44,044	257,217
Extraction Oil & Gas, Inc.(x)*	142,918	420,179
Falcon Minerals Corp.(x)	64,060	368,345
GasLog Ltd.	67,296	864,754
Golar LNG Ltd.(x)	160,260	2,081,777
Goodrich Petroleum Corp.*	14,278	151,775
Green Plains, Inc.	61,521	651,815
Gulfport Energy Corp.(x)*	268,436	727,462
Hallador Energy Co.	34,728	125,715
HighPoint Resources Corp.*	185,909	295,595
International Seaways, Inc.*	42,036	809,613
Isramco, Inc.*	1,124	137,904
Jagged Peak Energy, Inc.(x)*	109,100	792,066
Laredo Petroleum, Inc.*	302,132	728,138
Magnolia Oil & Gas Corp., Class A(x)*	169,621	1,882,793
Matador Resources Co.*	187,739	3,103,326
Montage Resources Corp.*	34,040	128,671
NACCO Industries, Inc., Class A	6,344	405,445
NextDecade Corp.(x)*	18,187	104,757
Nordic American Tankers Ltd.(x)	232,093	501,321
Northern Oil and Gas, Inc.(x)*	467,360	916,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oasis Petroleum, Inc.*	543,969	$1,882,133
Overseas Shipholding Group, Inc., Class A*	105,776	185,108
Panhandle Oil and Gas, Inc., Class A	24,676	344,970
Par Pacific Holdings, Inc.*	57,535	1,315,250
PDC Energy, Inc.*	105,978	2,940,889
Peabody Energy Corp.	115,696	1,703,045
Penn Virginia Corp.*	22,683	659,395
PrimeEnergy Resources Corp.(x)*	827	95,105
QEP Resources, Inc.	401,823	1,486,745
Renewable Energy Group, Inc.(x)*	61,743	926,454
REX American Resources Corp.*	9,385	716,357
Ring Energy, Inc.*	95,824	157,151
Roan Resources, Inc.(x)*	56,764	69,820
Rosehill Resources, Inc.*	16,603	32,376
SandRidge Energy, Inc.*	51,094	240,142
Scorpio Tankers, Inc.	72,894	2,169,325
SemGroup Corp., Class A	137,229	2,242,322
Ship Finance International Ltd.	136,536	1,916,965
SilverBow Resources, Inc.*	10,981	106,406
SM Energy Co.	187,924	1,820,984
Southwestern Energy Co.(x)*	912,504	1,761,133
SRC Energy, Inc.*	415,833	1,937,782
Talos Energy, Inc.*	33,643	683,962
Teekay Corp.	114,496	457,984
Teekay Tankers Ltd., Class A*	319,746	415,670
Tellurian, Inc.(x)*	158,277	1,316,073
Unit Corp.*	88,449	298,958
Uranium Energy Corp.(x)*	292,037	284,707
W&T Offshore, Inc.(x)*	157,644	688,904
Whiting Petroleum Corp.(x)*	154,962	1,244,345
World Fuel Services Corp.	108,925	4,350,464

		73,330,108

Total Energy		107,385,194

Financials (16.5%)
Banks (9.0%)
1st Constitution Bancorp	12,766	239,362
1st Source Corp.	24,877	1,137,625
ACNB Corp.	11,727	402,236
Allegiance Bancshares, Inc.*	32,781	1,051,942
Amalgamated Bank, Class A	23,258	372,593
Amerant Bancorp, Inc.(x)*	32,448	680,435
American National Bankshares, Inc.	17,912	635,339
Ameris Bancorp	103,175	4,151,762
Ames National Corp.	15,035	430,151
Arrow Financial Corp.	21,753	726,318
Atlantic Capital Bancshares, Inc.*	39,932	692,421
Atlantic Union Bankshares Corp.	137,178	5,109,195
Banc of California, Inc.	76,261	1,078,331
BancFirst Corp.	31,956	1,771,002
Bancorp, Inc. (The)*	84,555	837,094
BancorpSouth Bank	162,742	4,818,791
Bank First Corp.(x)	9,742	644,726
Bank of Commerce Holdings	29,524	321,516
Bank of Marin Bancorp	22,760	944,312
Bank of NT Butterfield & Son Ltd. (The)	91,870	2,723,027
Bank of Princeton (The)	9,530	276,942
Bank7 Corp.	6,346	119,305
BankFinancial Corp.	23,705	282,089
Bankwell Financial Group, Inc.	11,506	316,415
Banner Corp.	52,241	2,934,377
Bar Harbor Bankshares	25,919	646,161
Baycom Corp.*	17,436	395,972
BCB Bancorp, Inc.	23,575	302,703
Berkshire Hills Bancorp, Inc.	78,247	2,291,855
Boston Private Financial Holdings, Inc.	126,976	1,479,905
Bridge Bancorp, Inc.	27,708	819,048
Brookline Bancorp, Inc.	120,177	1,770,207
Bryn Mawr Bank Corp.	33,769	1,232,906
Business First Bancshares, Inc.	20,891	509,740
Byline Bancorp, Inc.*	39,319	703,024
C&F Financial Corp.	5,705	300,425
Cadence Bancorp	211,324	3,706,623
Cambridge Bancorp(x)	7,266	545,023
Camden National Corp.	26,107	1,130,955
Capital Bancorp, Inc.*	12,993	176,965
Capital City Bank Group, Inc.	22,752	624,542
Capstar Financial Holdings, Inc.	24,463	405,597
Carolina Financial Corp.	35,379	1,257,370
Carter Bank & Trust(x)*	38,171	721,050
Cathay General Bancorp	128,736	4,471,645
CBTX, Inc.	31,264	871,640
CenterState Bank Corp.	209,966	5,036,034
Central Pacific Financial Corp.	41,640	1,182,576
Central Valley Community Bancorp	19,721	401,322
Century Bancorp, Inc., Class A	4,753	416,363
Chemung Financial Corp.	6,053	254,226
Citizens & Northern Corp.	20,284	533,064
City Holding Co.	27,023	2,060,504
Civista Bancshares, Inc.	25,804	560,721
CNB Financial Corp.	24,598	705,963
Coastal Financial Corp.*	13,061	197,352
Codorus Valley Bancorp, Inc.	15,388	357,925
Colony Bankcorp, Inc.	12,514	192,090
Columbia Banking System, Inc.	117,035	4,318,591
Community Bank System, Inc.	85,459	5,271,966
Community Bankers Trust Corp.	35,983	309,454
Community Financial Corp. (The)	8,222	275,190
Community Trust Bancorp, Inc.	26,376	1,123,090
ConnectOne Bancorp, Inc.	56,028	1,243,822
CrossFirst Bankshares, Inc.(x)*	11,084	158,557
Customers Bancorp, Inc.*	47,644	988,137
CVB Financial Corp.	226,887	4,735,132
DNB Financial Corp.	5,927	263,811
Eagle Bancorp, Inc.	56,570	2,524,153
Enterprise Bancorp, Inc.	15,843	474,973
Enterprise Financial Services Corp.	41,358	1,685,338
Equity Bancshares, Inc., Class A*	25,358	679,848
Esquire Financial Holdings, Inc.*	10,664	264,467
Evans Bancorp, Inc.	8,029	300,285
Farmers & Merchants Bancorp, Inc.	16,856	437,582
Farmers National Banc Corp.	43,076	623,740
FB Financial Corp.	28,820	1,082,191
Fidelity D&D Bancorp, Inc.	4,678	291,205
Financial Institutions, Inc.	26,352	795,303
First Bancorp (Nasdaq Stock Exchange)	49,210	1,766,639
First Bancorp (Quotrix Stock Exchange)	360,704	3,599,826
First Bancorp, Inc.	17,392	478,106
First Bancshares, Inc. (The)	27,951	902,817
First Bank	28,101	304,334
First Busey Corp.	87,165	2,203,531
First Business Financial Services, Inc.	14,135	340,371
First Capital, Inc.(x)	5,484	317,140
First Choice Bancorp	16,868	359,626
First Commonwealth Financial Corp.	153,437	2,037,643
First Community Bankshares, Inc.	26,167	847,026
First Financial Bancorp	154,897	3,791,104
First Financial Bankshares, Inc.	219,190	7,305,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Corp.	23,735	$1,031,760
First Financial Northwest, Inc.	13,489	199,367
First Foundation, Inc.	65,721	1,003,888
First Guaranty Bancshares, Inc.	8,003	177,186
First Internet Bancorp	16,543	354,186
First Interstate BancSystem, Inc., Class A	64,099	2,579,344
First Merchants Corp.	92,676	3,487,861
First Mid Bancshares, Inc.	24,518	848,813
First Midwest Bancorp, Inc.	179,026	3,487,426
First Northwest Bancorp	15,710	272,097
First of Long Island Corp. (The)	40,577	923,127
Flushing Financial Corp.	45,717	923,712
FNCB Bancorp, Inc.(x)	28,521	222,749
Franklin Financial Network, Inc.	22,059	666,402
Franklin Financial Services Corp.(x)	7,183	255,356
Fulton Financial Corp.	274,474	4,440,989
FVCBankcorp, Inc.*	20,409	358,382
German American Bancorp, Inc.	43,795	1,403,630
Glacier Bancorp, Inc.	142,513	5,766,076
Great Southern Bancorp, Inc.	18,875	1,074,931
Great Western Bancorp, Inc.	88,677	2,926,341
Guaranty Bancshares, Inc.	14,024	428,994
Hancock Whitney Corp.	152,520	5,840,753
Hanmi Financial Corp.	46,513	873,514
HarborOne Bancorp, Inc.*	44,643	449,332
Hawthorn Bancshares, Inc.	9,575	228,172
Heartland Financial USA, Inc.	58,704	2,626,417
Heritage Commerce Corp.	70,670	830,726
Heritage Financial Corp.	61,576	1,660,089
Hilltop Holdings, Inc.	122,579	2,928,412
Home BancShares, Inc.	263,589	4,954,155
HomeTrust Bancshares, Inc.	27,310	711,972
Hope Bancorp, Inc.	202,676	2,906,374
Horizon Bancorp, Inc.	63,152	1,096,319
Howard Bancorp, Inc.*	21,474	358,401
IBERIABANK Corp.	88,135	6,657,718
Independent Bank Corp.	38,504	820,713
Independent Bank Corp./MA	55,800	4,165,470
Independent Bank Group, Inc.	60,199	3,167,069
International Bancshares Corp.	94,179	3,637,193
Investar Holding Corp.	15,615	371,637
Investors Bancorp, Inc.	389,469	4,424,368
Lakeland Bancorp, Inc.	81,839	1,262,776
Lakeland Financial Corp.	41,391	1,820,376
LCNB Corp.	21,076	373,888
LegacyTexas Financial Group, Inc.	80,891	3,521,185
Level One Bancorp, Inc.	8,758	211,243
Live Oak Bancshares, Inc.(x)	42,706	772,979
Macatawa Bank Corp.	44,026	457,430
Mackinac Financial Corp.	14,669	226,783
MainStreet Bancshares, Inc.*	12,024	253,105
Malvern Bancorp, Inc.*	13,817	301,625
Mercantile Bank Corp.	27,099	888,847
Metropolitan Bank Holding Corp.*	11,748	462,049
Mid Penn Bancorp, Inc.(x)	11,504	294,848
Midland States Bancorp, Inc.	36,603	953,508
MidWestOne Financial Group, Inc.	19,968	609,423
MutualFirst Financial, Inc.	10,078	317,659
MVB Financial Corp.	15,768	312,995
National Bank Holdings Corp., Class A	51,766	1,769,880
National Bankshares, Inc.	10,693	428,255
NBT Bancorp, Inc.	67,938	2,485,851
Nicolet Bankshares, Inc.*	13,922	926,788
Northeast Bank	12,589	279,098
Northrim Bancorp, Inc.	11,416	452,873
Norwood Financial Corp.(x)	9,920	313,571
Oak Valley Bancorp(x)	11,649	195,354
OFG Bancorp	85,296	1,867,982
Ohio Valley Banc Corp.	6,898	251,708
Old Line Bancshares, Inc.	25,943	752,606
Old National Bancorp	289,185	4,975,428
Old Second Bancorp, Inc.	48,883	597,350
Opus Bank	36,906	803,444
Origin Bancorp, Inc.	32,642	1,101,341
Orrstown Financial Services, Inc.	17,161	375,826
Pacific Mercantile Bancorp*	32,824	246,508
Pacific Premier Bancorp, Inc.	99,823	3,113,479
Park National Corp.	22,402	2,123,934
Parke Bancorp, Inc.	15,143	336,477
PCB Bancorp	20,815	342,407
Peapack Gladstone Financial Corp.	32,042	898,137
Penns Woods Bancorp, Inc.	7,752	358,530
Peoples Bancorp of North Carolina, Inc.	7,844	233,045
Peoples Bancorp, Inc.	30,966	985,028
Peoples Financial Services Corp.	11,672	528,625
People’s Utah Bancorp	26,465	748,695
Preferred Bank	23,586	1,235,435
Premier Financial Bancorp, Inc.	22,043	378,478
QCR Holdings, Inc.	24,899	945,664
RBB Bancorp	27,185	535,273
Red River Bancshares, Inc.(x)*	1,108	48,054
Reliant Bancorp, Inc.	17,159	411,473
Renasant Corp.	95,732	3,351,577
Republic Bancorp, Inc., Class A	16,385	711,928
Republic First Bancorp, Inc.*	72,334	303,803
Richmond Mutual Bancorporation, Inc.(x)*	21,929	306,787
S&T Bancorp, Inc.	54,146	1,977,953
Sandy Spring Bancorp, Inc.	60,687	2,045,759
SB One Bancorp	13,919	314,013
Seacoast Banking Corp. of Florida*	84,825	2,146,921
Select Bancorp, Inc.*	27,656	320,810
ServisFirst Bancshares, Inc.	81,448	2,700,001
Shore Bancshares, Inc.	21,603	332,902
Sierra Bancorp	24,162	641,743
Simmons First National Corp., Class A	152,548	3,798,445
SmartFinancial, Inc.*	21,464	447,095
South Plains Financial, Inc.	6,042	98,485
South State Corp.	57,183	4,305,880
Southern First Bancshares, Inc.*	11,889	473,777
Southern National Bancorp of Virginia, Inc.	33,600	517,104
Southside Bancshares, Inc.	53,873	1,837,608
Spirit of Texas Bancshares, Inc.*	19,903	428,910
Stock Yards Bancorp, Inc.	34,182	1,254,138
Summit Financial Group, Inc.	18,615	476,544
Tompkins Financial Corp.	24,535	1,990,525
Towne Bank	114,232	3,176,221
TriCo Bancshares	46,491	1,687,623
TriState Capital Holdings, Inc.*	41,038	863,440
Triumph Bancorp, Inc.*	41,370	1,319,289
Trustmark Corp.	108,099	3,687,257
UMB Financial Corp.	75,119	4,851,185
Union Bankshares, Inc.(x)	6,524	205,897
United Bankshares, Inc.	163,989	6,210,263
United Community Banks, Inc.	116,461	3,301,669
United Security Bancshares	22,882	240,719
Unity Bancorp, Inc.	13,271	293,953
Univest Financial Corp.	48,282	1,231,674
Valley National Bancorp	549,808	5,976,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Veritex Holdings, Inc.	88,726	$2,152,936
Washington Trust Bancorp, Inc.	25,571	1,235,335
WesBanco, Inc.	89,559	3,346,820
West Bancorporation, Inc.	26,987	586,697
Westamerica Bancorp	43,802	2,723,608

		320,561,847

Capital Markets (1.3%)
Ares Management Corp.	113,078	3,031,621
Artisan Partners Asset Management, Inc., Class A	84,384	2,383,004
Assetmark Financial Holdings, Inc.*	22,989	598,863
Associated Capital Group, Inc., Class A(x)	3,173	112,927
B. Riley Financial, Inc.	33,845	799,419
Blucora, Inc.*	80,826	1,749,075
Brightsphere Investment Group, Inc.	116,946	1,158,935
Cohen & Steers, Inc.	38,605	2,120,573
Cowen, Inc., Class A(x)*	48,284	743,091
Diamond Hill Investment Group, Inc.	5,485	757,643
Donnelley Financial Solutions, Inc.*	52,862	651,260
Federated Investors, Inc., Class B	162,309	5,260,435
Focus Financial Partners, Inc., Class A*	50,829	1,209,730
GAIN Capital Holdings, Inc.(x)	32,635	172,313
GAMCO Investors, Inc., Class A	8,906	174,112
Greenhill & Co., Inc.	29,090	381,661
Hamilton Lane, Inc., Class A	36,694	2,090,090
Houlihan Lokey, Inc.	69,631	3,140,358
INTL. FCStone, Inc.*	26,915	1,105,130
Ladenburg Thalmann Financial Services, Inc.	198,360	470,113
Moelis & Co., Class A	79,892	2,624,452
Oppenheimer Holdings, Inc., Class A	16,418	493,525
Piper Jaffray Cos.	23,255	1,755,287
PJT Partners, Inc., Class A	38,942	1,584,939
Pzena Investment Management, Inc., Class A	29,649	264,469
Safeguard Scientifics, Inc.*	29,978	339,951
Sculptor Capital Management, Inc.	28,285	550,992
Siebert Financial Corp.(x)*	12,071	111,053
Silvercrest Asset Management Group, Inc., Class A	14,360	176,628
Stifel Financial Corp.	114,203	6,552,968
Value Line, Inc.	1,697	38,607
Virtus Investment Partners, Inc.	11,159	1,233,851
Waddell & Reed Financial, Inc., Class A(x)	121,809	2,092,679
Westwood Holdings Group, Inc.	13,681	378,553
WisdomTree Investments, Inc.	223,360	1,167,056

		47,475,363

Consumer Finance (0.6%)
Curo Group Holdings Corp.(x)*	29,143	387,019
Elevate Credit, Inc.*	37,340	157,202
Encore Capital Group, Inc.(x)*	51,936	1,730,767
Enova International, Inc.*	55,331	1,148,118
EZCORP, Inc., Class A(x)*	85,519	552,025
FirstCash, Inc.	71,305	6,536,529
Green Dot Corp., Class A*	81,677	2,062,344
LendingClub Corp.*	110,480	1,445,079
Medallion Financial Corp.(x)*	35,006	224,039
Nelnet, Inc., Class A	30,199	1,920,656
PRA Group, Inc.*	75,611	2,554,896
Regional Management Corp.*	15,789	444,618
World Acceptance Corp.*	10,563	1,346,888

		20,510,180

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	51,594	1,028,784
Cannae Holdings, Inc.*	113,624	3,121,251
FGL Holdings	247,819	1,977,596
GWG Holdings, Inc.(x)*	2,894	28,882
Marlin Business Services Corp.	14,851	374,097
On Deck Capital, Inc.*	111,039	373,091

		6,903,701

Insurance (2.2%)
Ambac Financial Group, Inc.*	77,074	1,506,797
American Equity Investment Life Holding Co.	141,839	3,432,504
AMERISAFE, Inc.	29,114	1,924,726
Argo Group International Holdings Ltd.	55,987	3,932,527
Citizens, Inc.(x)*	84,487	580,426
CNO Financial Group, Inc.	263,623	4,173,152
Crawford & Co., Class A	28,875	314,160
Donegal Group, Inc., Class A	20,799	304,913
eHealth, Inc.*	37,623	2,512,840
Employers Holdings, Inc.	47,808	2,083,473
Enstar Group Ltd.*	19,302	3,665,836
FBL Financial Group, Inc., Class A	17,269	1,027,678
FedNat Holding Co.	20,719	289,859
Genworth Financial, Inc., Class A*	851,761	3,747,748
Global Indemnity Ltd.	13,862	346,134
Goosehead Insurance, Inc., Class A(x)	18,902	932,814
Greenlight Capital Re Ltd., Class A(x)*	50,222	527,331
Hallmark Financial Services, Inc.*	23,630	452,042
HCI Group, Inc.	10,554	443,690
Health Insurance Innovations, Inc., Class A(x)*	18,897	471,102
Heritage Insurance Holdings, Inc.	45,913	686,399
Horace Mann Educators Corp.	62,399	2,890,946
Independence Holding Co.	8,714	336,273
Investors Title Co.	2,564	410,496
James River Group Holdings Ltd.	49,693	2,546,269
Kinsale Capital Group, Inc.	34,494	3,563,575
MBIA, Inc.*	134,483	1,241,278
National General Holdings Corp.	114,736	2,641,223
National Western Life Group, Inc., Class A	3,955	1,061,403
NI Holdings, Inc.*	17,954	307,731
Palomar Holdings, Inc.(x)*	10,431	411,190
ProAssurance Corp.	82,367	3,316,919
ProSight Global, Inc.*	15,210	294,466
Protective Insurance Corp., Class B	16,775	292,724
RLI Corp.	67,063	6,230,823
Safety Insurance Group, Inc.	24,813	2,514,301
Selective Insurance Group, Inc.	97,253	7,312,453
State Auto Financial Corp.	30,781	996,997
Stewart Information Services Corp.	36,521	1,416,650
Third Point Reinsurance Ltd.*	124,121	1,239,969
Tiptree, Inc.	41,831	304,530
Trupanion, Inc.(x)*	47,850	1,216,347
United Fire Group, Inc.	36,272	1,704,059
United Insurance Holdings Corp.	35,729	499,849
Universal Insurance Holdings, Inc.	51,621	1,548,114
Watford Holdings Ltd.(x)*	35,045	944,463

		78,599,199

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	53,184	805,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	162,375	$535,837
Apollo Commercial Real Estate Finance, Inc. (REIT)	256,676	4,920,479
Ares Commercial Real Estate Corp. (REIT)	44,557	678,603
Arlington Asset Investment Corp. (REIT), Class A(x)	60,537	332,348
ARMOUR Residential REIT, Inc. (REIT)	99,493	1,666,508
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	212,775	7,627,984
Capstead Mortgage Corp. (REIT)	157,877	1,160,396
Cherry Hill Mortgage Investment Corp. (REIT)(x)	26,298	344,504
Colony Credit Real Estate, Inc. (REIT)	135,556	1,960,140
Dynex Capital, Inc. (REIT)(x)	39,675	586,396
Ellington Financial, Inc. (REIT)	51,704	934,291
Exantas Capital Corp. (REIT)	50,018	568,705
Granite Point Mortgage Trust, Inc. (REIT)	89,662	1,680,266
Great Ajax Corp. (REIT)	25,848	400,644
Invesco Mortgage Capital, Inc. (REIT)	242,575	3,713,823
KKR Real Estate Finance Trust, Inc. (REIT)	42,234	824,830
Ladder Capital Corp. (REIT)	172,939	2,986,657
New York Mortgage Trust, Inc. (REIT)	395,625	2,409,356
Orchid Island Capital, Inc. (REIT)(x)	106,913	614,750
PennyMac Mortgage Investment Trust (REIT)‡	146,266	3,251,493
Ready Capital Corp. (REIT)	52,998	843,728
Redwood Trust, Inc. (REIT)	160,754	2,637,973
TPG RE Finance Trust, Inc. (REIT)	83,844	1,663,465
Western Asset Mortgage Capital Corp. (REIT)	87,759	846,874

		43,995,788

Thrifts & Mortgage Finance (2.0%)
Axos Financial, Inc.*	97,143	2,686,004
Bridgewater Bancshares, Inc.*	39,131	467,224
Capitol Federal Financial, Inc.	223,912	3,085,507
Columbia Financial, Inc.*	89,551	1,414,010
Dime Community Bancshares, Inc.	53,613	1,147,854
Entegra Financial Corp.*	10,819	325,003
ESSA Bancorp, Inc.	16,295	267,564
Essent Group Ltd.	162,111	7,727,831
Federal Agricultural Mortgage Corp., Class C	15,152	1,237,312
First Defiance Financial Corp.	33,303	964,621
Flagstar Bancorp, Inc.	48,366	1,806,470
FS Bancorp, Inc.	6,805	357,263
Greene County Bancorp, Inc.	5,642	154,591
Hingham Institution for Savings	2,359	445,851
Home Bancorp, Inc.	13,455	524,610
HomeStreet, Inc.*	36,224	989,640
Kearny Financial Corp.	138,448	1,805,362
Luther Burbank Corp.	34,499	390,874
Merchants Bancorp	14,479	239,483
Meridian Bancorp, Inc.	83,717	1,569,694
Meta Financial Group, Inc.	59,612	1,943,947
MMA Capital Holdings, Inc.*	8,377	251,310
Mr Cooper Group, Inc.(x)*	127,718	1,356,365
NMI Holdings, Inc., Class A*	110,222	2,894,430
Northfield Bancorp, Inc.	74,123	1,190,415
Northwest Bancshares, Inc.	160,712	2,634,070
OceanFirst Financial Corp.	86,635	2,044,586
Ocwen Financial Corp.*	225,287	423,540
OP Bancorp	21,759	212,803
Oritani Financial Corp.	68,217	1,207,100
PCSB Financial Corp.	27,765	555,022
PDL Community Bancorp*	14,808	208,200
PennyMac Financial Services, Inc.‡	12,395	376,560
Pioneer Bancorp, Inc.*	18,430	230,191
Provident Bancorp, Inc.*	7,192	172,824
Provident Financial Holdings, Inc.	10,029	208,102
Provident Financial Services, Inc.	103,745	2,544,865
Prudential Bancorp, Inc.	14,649	249,179
Radian Group, Inc.	345,360	7,888,022
Riverview Bancorp, Inc.	36,722	271,008
Southern Missouri Bancorp, Inc.	13,302	484,592
Sterling Bancorp, Inc.	27,924	272,538
Territorial Bancorp, Inc.	13,415	383,401
Timberland Bancorp, Inc.	12,615	346,913
TrustCo Bank Corp.	159,779	1,302,199
United Community Financial Corp.	80,540	868,221
United Financial Bancorp, Inc.	85,850	1,170,136
Walker & Dunlop, Inc.	46,751	2,614,783
Washington Federal, Inc.	133,558	4,940,310
Waterstone Financial, Inc.	42,001	721,577
Western New England Bancorp, Inc.	41,251	393,122
WSFS Financial Corp.	88,685	3,911,009

		71,878,108

Total Financials		589,924,186

Health Care (14.6%)
Biotechnology (6.3%)
Abeona Therapeutics, Inc.(x)*	52,412	118,451
ACADIA Pharmaceuticals, Inc.*	176,939	6,368,035
Acceleron Pharma, Inc.*	75,640	2,988,536
Achillion Pharmaceuticals, Inc.*	228,286	821,830
Acorda Therapeutics, Inc.*	74,698	214,383
Adamas Pharmaceuticals, Inc.(x)*	37,174	190,145
ADMA Biologics, Inc.(x)*	84,966	378,099
Aduro Biotech, Inc.*	106,949	113,366
Adverum Biotechnologies, Inc.(x)*	89,547	488,031
Aeglea BioTherapeutics, Inc.*	43,269	332,739
Affimed NV(x)*	100,120	294,353
Agenus, Inc.*	174,616	450,509
AgeX Therapeutics, Inc.(x)*	33,843	66,332
Aimmune Therapeutics, Inc.(x)*	74,363	1,557,161
Akcea Therapeutics, Inc.(x)*	20,844	320,789
Akebia Therapeutics, Inc.*	197,333	773,545
Akero Therapeutics, Inc.(x)*	7,975	181,431
Albireo Pharma, Inc.*	17,113	342,260
Alder Biopharmaceuticals, Inc.(x)*	121,655	2,294,413
Aldeyra Therapeutics, Inc.(x)*	36,719	193,509
Alector, Inc.*	51,142	737,468
Allakos, Inc.(x)*	32,876	2,585,040
Allogene Therapeutics, Inc.(x)*	65,254	1,778,498
AMAG Pharmaceuticals, Inc.(x)*	56,385	651,247
Amicus Therapeutics, Inc.*	431,957	3,464,295
AnaptysBio, Inc.*	41,369	1,447,501
Anavex Life Sciences Corp.(x)*	72,081	227,776
Anika Therapeutics, Inc.*	23,394	1,284,097
Apellis Pharmaceuticals, Inc.*	81,133	1,954,494
Arcus Biosciences, Inc.*	52,212	475,129
Ardelyx, Inc.(x)*	78,215	367,611
Arena Pharmaceuticals, Inc.*	83,913	3,840,698
ArQule, Inc.*	189,394	1,357,955
Arrowhead Pharmaceuticals, Inc.(x)*	156,828	4,419,413
Assembly Biosciences, Inc.*	37,495	368,576
Atara Biotherapeutics, Inc.*	86,917	1,227,268
Athenex, Inc.(x)*	115,274	1,402,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Athersys, Inc.(x)*	210,915	$280,517
Atreca, Inc., Class A(x)*	10,862	132,951
Audentes Therapeutics, Inc.*	73,605	2,067,564
Avid Bioservices, Inc.(x)*	93,776	497,013
Avrobio, Inc.*	34,789	491,221
Beyondspring, Inc.(x)*	17,792	322,035
BioCryst Pharmaceuticals, Inc.*	183,838	526,696
Biohaven Pharmaceutical Holding Co. Ltd.*	66,029	2,754,730
BioSpecifics Technologies Corp.*	10,218	546,867
Bioxcel Therapeutics, Inc.(x)*	9,593	67,535
Blueprint Medicines Corp.*	82,000	6,024,540
Bridgebio Pharma, Inc.(x)*	37,703	809,483
Calithera Biosciences, Inc.*	79,652	246,125
Calyxt, Inc.(x)*	14,837	83,681
CareDx, Inc.*	69,025	1,560,655
CASI Pharmaceuticals, Inc.(x)*	83,461	278,760
Castle Biosciences, Inc.*	6,165	111,525
Catalyst Pharmaceuticals, Inc.(x)*	161,634	858,277
Celcuity, Inc.*	9,538	161,955
Cellular Biomedicine Group, Inc.(x)*	19,716	292,980
CEL-SCI Corp.(x)*	43,961	393,011
Checkpoint Therapeutics, Inc.(x)*	36,679	91,331
ChemoCentryx, Inc.*	67,984	460,932
Chimerix, Inc.*	79,189	186,094
Clovis Oncology, Inc.(x)*	81,501	320,299
Coherus Biosciences, Inc.(x)*	103,859	2,104,183
Concert Pharmaceuticals, Inc.*	35,660	209,681
Constellation Pharmaceuticals, Inc.*	25,248	163,102
Corbus Pharmaceuticals Holdings, Inc.(x)*	99,080	482,520
Cortexyme, Inc.(x)*	4,597	114,603
Crinetics Pharmaceuticals, Inc.(x)*	18,393	276,631
Cue Biopharma, Inc.(x)*	29,633	249,806
Cyclerion Therapeutics, Inc.*	39,284	476,122
Cytokinetics, Inc.*	91,714	1,043,705
CytomX Therapeutics, Inc.*	75,224	555,153
Deciphera Pharmaceuticals, Inc.*	32,008	1,086,352
Denali Therapeutics, Inc.(x)*	80,337	1,230,763
Dicerna Pharmaceuticals, Inc.*	86,693	1,244,911
Dynavax Technologies Corp.(x)*	140,692	502,974
Eagle Pharmaceuticals, Inc.*	15,496	876,609
Editas Medicine, Inc.(x)*	83,957	1,909,182
Eidos Therapeutics, Inc.(x)*	18,588	668,610
Eiger BioPharmaceuticals, Inc.(x)*	38,953	399,268
Emergent BioSolutions, Inc.*	76,650	4,007,262
Enanta Pharmaceuticals, Inc.*	28,867	1,734,329
Enochian Biosciences, Inc.(x)*	6,390	35,145
Epizyme, Inc.*	130,223	1,343,250
Esperion Therapeutics, Inc.*	41,815	1,532,938
Evelo Biosciences, Inc.(x)*	22,411	136,707
Fate Therapeutics, Inc.*	91,410	1,419,597
FibroGen, Inc.*	130,351	4,820,380
Five Prime Therapeutics, Inc.*	56,102	217,395
Flexion Therapeutics, Inc.(x)*	56,323	771,907
Forty Seven, Inc.*	27,726	178,001
G1 Therapeutics, Inc.*	56,755	1,292,879
Galectin Therapeutics, Inc.(x)*	54,459	199,865
Genomic Health, Inc.*	45,239	3,068,109
Geron Corp.(x)*	288,241	383,361
Global Blood Therapeutics, Inc.(x)*	97,797	4,745,110
GlycoMimetics, Inc.*	56,410	243,127
Gossamer Bio, Inc.*	72,395	1,215,512
Gritstone Oncology, Inc.(x)*	41,503	358,378
Halozyme Therapeutics, Inc.*	240,377	3,728,247
Harpoon Therapeutics, Inc.(x)*	9,437	128,909
Heron Therapeutics, Inc.(x)*	124,393	2,301,271
Homology Medicines, Inc.*	40,712	736,887
ImmunoGen, Inc.*	242,162	586,032
Immunomedics, Inc.(x)*	293,827	3,896,146
Inovio Pharmaceuticals, Inc.(x)*	152,221	312,053
Insmed, Inc.*	150,327	2,651,768
Intellia Therapeutics, Inc.(x)*	60,694	810,265
Intercept Pharmaceuticals, Inc.*	41,529	2,755,864
Intrexon Corp.(x)*	120,096	686,949
Invitae Corp.*	145,500	2,803,785
Iovance Biotherapeutics, Inc.*	192,592	3,505,174
Ironwood Pharmaceuticals, Inc.*	258,468	2,218,948
Jounce Therapeutics, Inc.*	26,041	86,717
Kadmon Holdings, Inc.(x)*	217,069	547,014
KalVista Pharmaceuticals, Inc.*	19,452	225,643
Karuna Therapeutics, Inc.*	7,641	124,701
Karyopharm Therapeutics, Inc.(x)*	96,662	929,888
Kezar Life Sciences, Inc.*	24,751	81,183
Kindred Biosciences, Inc.*	61,267	419,679
Kiniksa Pharmaceuticals Ltd., Class A*	23,276	198,079
Kodiak Sciences, Inc.*	39,322	565,450
Krystal Biotech, Inc.(x)*	17,721	615,362
Kura Oncology, Inc.*	57,934	878,859
La Jolla Pharmaceutical Co.(x)*	34,433	303,010
Lexicon Pharmaceuticals, Inc.(x)*	65,744	197,889
Ligand Pharmaceuticals, Inc.(x)*	31,282	3,113,810
Lineage Cell Therapeutics, Inc.(x)*	200,068	196,067
LogicBio Therapeutics, Inc.(x)*	13,220	142,908
MacroGenics, Inc.*	79,867	1,019,103
Madrigal Pharmaceuticals, Inc.(x)*	13,097	1,129,223
Magenta Therapeutics, Inc.*	32,374	332,157
MannKind Corp.(x)*	312,114	390,143
Marker Therapeutics, Inc.(x)*	45,142	230,676
Medicines Co. (The)(x)*	127,573	6,378,650
MediciNova, Inc.(x)*	68,592	545,649
MEI Pharma, Inc.*	114,497	192,355
MeiraGTx Holdings plc*	26,124	416,678
Mersana Therapeutics, Inc.*	57,144	90,288
Millendo Therapeutics, Inc.(x)*	14,943	106,245
Minerva Neurosciences, Inc.*	49,214	381,409
Mirati Therapeutics, Inc.*	45,982	3,582,458
Molecular Templates, Inc.(x)*	27,090	178,523
Momenta Pharmaceuticals, Inc.*	165,188	2,140,836
Morphic Holding, Inc.(x)*	8,249	149,389
Mustang Bio, Inc.*	46,866	152,783
Myriad Genetics, Inc.*	117,820	3,373,187
Natera, Inc.*	93,959	3,081,855
Neon Therapeutics, Inc.(x)*	27,528	47,348
NextCure, Inc.*	4,601	141,941
Novavax, Inc.(x)*	38,926	195,409
Oncocyte Corp.(x)*	34,203	71,826
OPKO Health, Inc.(x)*	569,038	1,189,289
Organogenesis Holdings, Inc.(x)*	16,763	110,133
Palatin Technologies, Inc.*	347,851	316,127
PDL BioPharma, Inc.(x)*	190,191	410,813
Pfenex, Inc.*	49,681	419,308
PhaseBio Pharmaceuticals, Inc.(x)*	23,085	96,264
Pieris Pharmaceuticals, Inc.*	78,651	268,200
PolarityTE, Inc.(x)*	22,570	72,901
Portola Pharmaceuticals, Inc.(x)*	126,151	3,383,370
Precision BioSciences, Inc.(x)*	14,582	122,343
Prevail Therapeutics, Inc.*	12,378	152,002
Principia Biopharma, Inc.*	22,382	632,068
Progenics Pharmaceuticals, Inc.(x)*	141,975	717,684
Protagonist Therapeutics, Inc.(x)*	25,275	303,553
Prothena Corp. plc*	66,366	520,309
PTC Therapeutics, Inc.*	96,111	3,250,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	51,413	$553,461
Ra Pharmaceuticals, Inc.*	58,752	1,389,485
Radius Health, Inc.*	75,405	1,941,679
Recro Pharma, Inc.*	31,604	350,172
REGENXBIO, Inc.*	56,026	1,994,526
Repligen Corp.*	87,353	6,699,102
Replimune Group, Inc.(x)*	18,634	259,013
Retrophin, Inc.*	73,931	856,860
Rhythm Pharmaceuticals, Inc.*	38,340	827,761
Rigel Pharmaceuticals, Inc.*	278,079	520,008
Rocket Pharmaceuticals, Inc.(x)*	49,307	574,427
Rubius Therapeutics, Inc.(x)*	58,325	457,851
Sangamo Therapeutics, Inc.*	192,768	1,744,550
Savara, Inc.*	51,764	137,175
Scholar Rock Holding Corp.(x)*	25,789	230,812
Seres Therapeutics, Inc.*	61,584	246,952
Solid Biosciences, Inc.(x)*	33,178	343,061
Sorrento Therapeutics, Inc.(x)*	194,766	416,799
Spark Therapeutics, Inc.*	57,744	5,600,013
Spectrum Pharmaceuticals, Inc.*	186,548	1,547,416
Spero Therapeutics, Inc.*	16,303	172,812
Stemline Therapeutics, Inc.(x)*	75,667	787,693
Stoke Therapeutics, Inc.*	15,276	328,281
Sutro Biopharma, Inc.*	17,312	157,366
Syndax Pharmaceuticals, Inc.*	33,435	249,759
Synlogic, Inc.*	26,174	59,938
Synthorx, Inc.(x)*	12,114	197,095
Syros Pharmaceuticals, Inc.*	57,872	600,711
TCR2 Therapeutics, Inc.(x)*	19,776	297,233
TG Therapeutics, Inc.(x)*	131,628	739,091
Tocagen, Inc.(x)*	33,617	22,268
Translate Bio, Inc.(x)*	49,029	485,877
Turning Point Therapeutics, Inc.(x)*	11,102	417,435
Twist Bioscience Corp.*	35,649	851,298
Tyme Technologies, Inc.(x)*	99,067	117,890
Ultragenyx Pharmaceutical, Inc.*	91,695	3,922,712
UNITY Biotechnology, Inc.(x)*	44,288	270,157
UroGen Pharma Ltd.(x)*	31,267	745,093
Vanda Pharmaceuticals, Inc.*	87,316	1,159,556
VBI Vaccines, Inc.*	133,513	62,911
Veracyte, Inc.*	78,196	1,876,704
Vericel Corp.*	73,726	1,116,212
Viking Therapeutics, Inc.(x)*	108,611	747,244
Voyager Therapeutics, Inc.*	40,427	695,749
X4 Pharmaceuticals, Inc.*	20,037	254,670
XBiotech, Inc.(x)*	27,825	291,050
Xencor, Inc.*	79,439	2,679,477
Y-mAbs Therapeutics, Inc.*	34,008	886,248
ZIOPHARM Oncology, Inc.(x)*	269,286	1,152,544

		227,019,218

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	145,432	402,847
Alphatec Holdings, Inc.*	64,447	323,524
AngioDynamics, Inc.*	61,229	1,127,838
Antares Pharma, Inc.*	270,394	904,468
Apyx Medical Corp.*	55,597	376,392
AtriCure, Inc.*	63,854	1,592,519
Atrion Corp.	2,405	1,873,904
Avanos Medical, Inc.*	79,489	2,977,658
Avedro, Inc.*	13,143	298,346
Axogen, Inc.*	56,851	709,500
Axonics Modulation Technologies, Inc.(x)*	25,917	697,686
BioLife Solutions, Inc.(x)*	11,130	185,036
BioSig Technologies, Inc.(x)*	26,341	217,313
Cardiovascular Systems, Inc.*	57,371	2,726,270
Cerus Corp.*	227,846	1,174,546
Conformis, Inc.(x)*	106,547	198,177
CONMED Corp.	45,854	4,408,862
Corindus Vascular Robotics, Inc.*	153,895	658,671
CryoLife, Inc.*	63,949	1,736,215
CryoPort, Inc.(x)*	53,205	870,168
Cutera, Inc.*	23,159	676,938
CytoSorbents Corp.(x)*	50,585	254,443
ElectroCore, Inc.(x)*	18,844	41,268
GenMark Diagnostics, Inc.*	90,908	550,902
Glaukos Corp.*	59,873	3,742,661
Globus Medical, Inc., Class A*	127,824	6,534,363
Haemonetics Corp.*	86,083	10,858,510
Heska Corp.*	11,615	823,155
Inogen, Inc.*	30,663	1,469,064
Integer Holdings Corp.*	54,647	4,129,127
IntriCon Corp.(x)*	13,670	265,745
Invacare Corp.	56,051	420,383
iRadimed Corp.(x)*	7,529	158,260
iRhythm Technologies, Inc.*	41,547	3,079,048
Lantheus Holdings, Inc.*	64,056	1,605,564
LeMaitre Vascular, Inc.	27,112	926,688
LivaNova plc*	81,580	6,019,788
Meridian Bioscience, Inc.	70,586	669,861
Merit Medical Systems, Inc.*	90,055	2,743,075
Mesa Laboratories, Inc.	6,480	1,540,750
Misonix, Inc.*	12,254	246,305
Natus Medical, Inc.*	56,629	1,803,067
Neogen Corp.*	86,136	5,866,723
Neuronetics, Inc.*	21,667	180,053
Nevro Corp.*	49,655	4,268,840
Novocure Ltd.*	146,662	10,967,384
NuVasive, Inc.*	87,274	5,531,426
OraSure Technologies, Inc.*	102,294	764,136
Orthofix Medical, Inc.*	30,333	1,608,256
OrthoPediatrics Corp.*	14,647	516,453
Pulse Biosciences, Inc.(x)*	18,797	290,226
Quidel Corp.*	59,498	3,650,202
Rockwell Medical, Inc.(x)*	92,947	256,534
RTI Surgical Holdings, Inc.*	93,759	267,213
SeaSpine Holdings Corp.*	26,018	317,680
Senseonics Holdings, Inc.(x)*	179,110	177,050
Shockwave Medical, Inc.(x)*	11,096	332,103
SI-BONE, Inc.*	26,812	473,768
Sientra, Inc.(x)*	65,082	421,731
Silk Road Medical, Inc.(x)*	19,747	642,370
Soliton, Inc.(x)*	3,487	37,276
STAAR Surgical Co.(x)*	74,619	1,923,678
Surmodics, Inc.*	21,926	1,002,895
Tactile Systems Technology, Inc.*	30,451	1,288,686
Tandem Diabetes Care, Inc.*	94,644	5,582,103
TransEnterix, Inc.(x)*	306,663	190,070
TransMedics Group, Inc.(x)*	10,986	260,918
Utah Medical Products, Inc.	5,833	559,035
Vapotherm, Inc.*	24,746	234,345
Varex Imaging Corp.*	63,824	1,821,537
ViewRay, Inc.(x)*	116,165	336,879
Wright Medical Group NV*	212,023	4,374,035
Zynex, Inc.(x)	26,036	247,602

		126,410,112

Health Care Providers & Services (1.8%)
Addus HomeCare Corp.(x)*	17,707	1,403,811
Amedisys, Inc.*	52,728	6,907,895
American Renal Associates Holdings, Inc.*	30,801	194,662
AMN Healthcare Services, Inc.*	77,407	4,455,547
Apollo Medical Holdings, Inc.(x)*	46,183	813,744
Avalon GloboCare Corp.*	34,487	64,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BioTelemetry, Inc.*	55,579	$2,263,733
Brookdale Senior Living, Inc.*	310,074	2,350,361
Catasys, Inc.(x)*	11,931	188,033
Community Health Systems, Inc.(x)*	144,106	518,782
CorVel Corp.*	15,183	1,149,353
Cross Country Healthcare, Inc.*	59,648	614,374
Diplomat Pharmacy, Inc.*	96,440	472,556
Ensign Group, Inc. (The)	85,021	4,032,546
Enzo Biochem, Inc.*	72,870	262,332
Genesis Healthcare, Inc.(x)*	129,678	143,943
Hanger, Inc.*	60,766	1,238,411
HealthEquity, Inc.*	116,927	6,681,793
Joint Corp. (The)(x)*	21,857	406,759
LHC Group, Inc.*	50,629	5,749,429
Magellan Health, Inc.*	34,140	2,120,094
National HealthCare Corp.	20,727	1,696,505
National Research Corp.	20,186	1,165,741
Option Care Health, Inc.(x)*	206,465	660,688
Owens & Minor, Inc.	103,436	600,963
Patterson Cos., Inc.	141,016	2,512,905
PetIQ, Inc.(x)*	31,602	861,471
Providence Service Corp. (The)*	19,583	1,164,405
R1 RCM, Inc.*	171,836	1,534,495
RadNet, Inc.*	70,519	1,012,653
Select Medical Holdings Corp.*	185,214	3,068,996
Surgery Partners, Inc.(x)*	39,820	294,071
Tenet Healthcare Corp.*	172,821	3,822,801
Tivity Health, Inc.(x)*	79,648	1,324,546
Triple-S Management Corp., Class B*	38,844	520,510
US Physical Therapy, Inc.	21,156	2,761,916

		65,035,315

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	278,834	3,061,597
Castlight Health, Inc., Class B*	167,993	236,870
Computer Programs & Systems, Inc.	21,298	481,548
Evolent Health, Inc., Class A*	121,429	873,075
Health Catalyst, Inc.*	13,552	428,785
HealthStream, Inc.*	44,133	1,142,603
HMS Holdings Corp.*	145,857	5,026,962
Inovalon Holdings, Inc., Class A(x)*	118,080	1,935,331
Inspire Medical Systems, Inc.*	22,642	1,381,615
Livongo Health, Inc.(x)*	24,200	422,048
NextGen Healthcare, Inc.*	90,721	1,421,598
Omnicell, Inc.*	69,953	5,055,503
OptimizeRx Corp.(x)*	20,033	290,078
Phreesia, Inc.*	17,082	414,068
Simulations Plus, Inc.	20,042	695,457
Tabula Rasa HealthCare, Inc.(x)*	32,823	1,803,296
Teladoc Health, Inc.(x)*	119,988	8,125,587
Vocera Communications, Inc.(x)*	51,719	1,274,873

		34,070,894

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	45,591	846,625
Cambrex Corp.*	56,690	3,373,055
ChromaDex Corp.(x)*	62,905	247,531
Codexis, Inc.*	88,624	1,215,478
Fluidigm Corp.*	115,864	536,450
Luminex Corp.	70,426	1,454,297
Medpace Holdings, Inc.*	46,364	3,896,431
NanoString Technologies, Inc.*	55,459	1,197,360
NeoGenomics, Inc.*	160,956	3,077,479
Pacific Biosciences of California, Inc.*	238,821	1,232,316
Personalis, Inc.*	14,862	218,100
Quanterix Corp.*	21,941	481,824
Syneos Health, Inc.*	104,618	5,566,724

		23,343,670

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.(x)*	130,385	286,847
Acer Therapeutics, Inc.(x)*	7,986	25,475
Aclaris Therapeutics, Inc.(x)*	52,104	56,272
Aerie Pharmaceuticals, Inc.(x)*	70,740	1,359,623
Akorn, Inc.*	156,245	593,731
Amneal Pharmaceuticals, Inc.*	156,813	454,758
Amphastar Pharmaceuticals, Inc.*	60,222	1,194,202
ANI Pharmaceuticals, Inc.*	15,306	1,115,501
Arvinas, Inc.*	29,471	635,100
Assertio Therapeutics, Inc.*	102,614	131,346
Axsome Therapeutics, Inc.(x)*	40,828	826,359
BioDelivery Sciences International, Inc.*	136,197	573,389
Cara Therapeutics, Inc.(x)*	67,223	1,228,836
Cerecor, Inc.(x)*	34,138	112,314
Chiasma, Inc.*	57,832	286,268
Collegium Pharmaceutical, Inc.*	53,748	617,027
Corcept Therapeutics, Inc.*	162,390	2,295,383
CorMedix, Inc.(x)*	39,236	250,326
Cymabay Therapeutics, Inc.*	115,143	589,532
Dermira, Inc.*	77,906	497,819
Dova Pharmaceuticals, Inc.(x)*	14,061	393,005
Eloxx Pharmaceuticals, Inc.(x)*	37,882	171,227
Endo International plc*	377,220	1,210,876
Evofem Biosciences, Inc.(x)*	22,513	113,466
Evolus, Inc.(x)*	25,504	398,373
EyePoint Pharmaceuticals, Inc.(x)*	98,498	178,281
Innoviva, Inc.*	107,304	1,130,984
Intersect ENT, Inc.*	51,335	873,208
Intra-Cellular Therapies, Inc.*	74,384	555,649
Kala Pharmaceuticals, Inc.(x)*	34,748	132,216
Kaleido Biosciences, Inc.(x)*	8,026	60,436
Lannett Co., Inc.*	52,815	591,528
Liquidia Technologies, Inc.*	21,358	76,034
Mallinckrodt plc(x)*	140,923	339,624
Marinus Pharmaceuticals, Inc.*	78,845	121,421
Menlo Therapeutics, Inc.*	24,645	110,410
MyoKardia, Inc.*	74,573	3,888,982
NGM Biopharmaceuticals, Inc.(x)*	11,268	156,062
Ocular Therapeutix, Inc.(x)*	62,606	190,322
Odonate Therapeutics, Inc.*	19,795	515,264
Omeros Corp.(x)*	78,745	1,285,906
Optinose, Inc.(x)*	41,335	289,345
Osmotica Pharmaceuticals plc(x)*	13,785	52,934
Pacira BioSciences, Inc.*	68,125	2,593,519
Paratek Pharmaceuticals, Inc.(x)*	52,743	227,850
Phibro Animal Health Corp., Class A	34,214	729,785
Prestige Consumer Healthcare, Inc.*	85,138	2,953,437
Reata Pharmaceuticals, Inc., Class A(x)*	33,751	2,709,868
resTORbio, Inc.(x)*	24,909	220,196
Revance Therapeutics, Inc.*	73,031	949,403
SIGA Technologies, Inc.*	91,777	469,898
Strongbridge Biopharma plc(x)*	57,586	137,631
Supernus Pharmaceuticals, Inc.*	82,877	2,277,460
TherapeuticsMD, Inc.(x)*	329,713	1,196,858
Theravance Biopharma, Inc.(x)*	74,070	1,442,884
Tricida, Inc.(x)*	36,615	1,130,305
Verrica Pharmaceuticals, Inc.*	21,537	317,886
WaVe Life Sciences Ltd.(x)*	37,669	773,345
Xeris Pharmaceuticals, Inc.(x)*	44,488	437,317
Zogenix, Inc.*	71,603	2,866,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.(x)*	34,690	$262,256

		47,662,543

Total Health Care		523,541,752

Industrials (14.6%)
Aerospace & Defense (1.2%)
AAR Corp.	56,143	2,313,653
Aerojet Rocketdyne Holdings, Inc.*	122,830	6,204,143
AeroVironment, Inc.*	35,865	1,920,929
Astronics Corp.*	40,760	1,197,529
Axon Enterprise, Inc.*	98,036	5,566,484
Cubic Corp.	52,622	3,706,167
Ducommun, Inc.*	18,069	766,126
Kratos Defense & Security Solutions, Inc.*	151,482	2,816,808
Maxar Technologies, Inc.(x)	93,276	708,898
Mercury Systems, Inc.*	91,601	7,435,253
Moog, Inc., Class A	54,138	4,391,674
National Presto Industries, Inc.	8,422	750,316
Park Aerospace Corp.	30,950	543,482
Parsons Corp.*	31,379	1,034,879
Triumph Group, Inc.	83,452	1,909,382
Vectrus, Inc.*	18,932	769,586
Wesco Aircraft Holdings, Inc.*	89,676	987,333

		43,022,642

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	98,178	2,063,702
Atlas Air Worldwide Holdings, Inc.*	39,017	984,399
Echo Global Logistics, Inc.*	45,763	1,036,532
Forward Air Corp.	48,028	3,060,344
Hub Group, Inc., Class A*	55,504	2,580,936
Radiant Logistics, Inc.*	64,825	335,145

		10,061,058

Airlines (0.4%)
Allegiant Travel Co.	21,882	3,274,860
Hawaiian Holdings, Inc.	80,168	2,105,212
Mesa Air Group, Inc.*	34,893	235,353
SkyWest, Inc.	84,274	4,837,328
Spirit Airlines, Inc.*	115,340	4,186,842

		14,639,595

Building Products (1.4%)
AAON, Inc.	68,971	3,168,528
Advanced Drainage Systems, Inc.	61,222	1,975,634
American Woodmark Corp.*	28,454	2,529,845
Apogee Enterprises, Inc.	44,280	1,726,477
Armstrong Flooring, Inc.*	35,676	227,970
Builders FirstSource, Inc.*	191,591	3,941,985
Caesarstone Ltd.	37,731	626,712
Continental Building Products, Inc.*	58,584	1,598,757
Cornerstone Building Brands, Inc.*	76,810	464,701
CSW Industrials, Inc.	25,042	1,728,649
Gibraltar Industries, Inc.*	54,296	2,494,358
Griffon Corp.	61,257	1,284,559
Insteel Industries, Inc.	30,713	630,538
JELD-WEN Holding, Inc.*	113,448	2,188,412
Masonite International Corp.*	41,928	2,431,824
Patrick Industries, Inc.*	37,797	1,620,735
PGT Innovations, Inc.*	94,996	1,640,581
Quanex Building Products Corp.	55,185	997,745
Simpson Manufacturing Co., Inc.	75,328	5,225,503
Trex Co., Inc.*	98,732	8,977,701
Universal Forest Products, Inc.	100,116	3,992,626

		49,473,840

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	111,978	4,067,041
ACCO Brands Corp.	162,734	1,606,185
Advanced Disposal Services, Inc.*	122,320	3,983,962
Brady Corp., Class A	80,429	4,266,758
BrightView Holdings, Inc.*	52,311	897,134
Brink’s Co. (The)	83,891	6,958,758
Casella Waste Systems, Inc., Class A*	74,872	3,215,004
CECO Environmental Corp.*	51,234	357,869
Charah Solutions, Inc.*	15,573	33,015
Cimpress NV(x)*	36,827	4,855,272
CompX International, Inc.	2,589	37,100
Covanta Holding Corp.	198,621	3,434,157
Deluxe Corp.	73,524	3,614,440
Ennis, Inc.	42,772	864,422
Healthcare Services Group, Inc.	124,982	3,035,813
Heritage-Crystal Clean, Inc.*	25,080	664,620
Herman Miller, Inc.	99,101	4,567,565
HNI Corp.	72,335	2,567,893
Interface, Inc.	97,696	1,410,730
Kimball International, Inc., Class B	59,811	1,154,352
Knoll, Inc.	82,503	2,091,451
LSC Communications, Inc.	50,835	70,152
Matthews International Corp., Class A	53,331	1,887,384
McGrath RentCorp	40,638	2,827,998
Mobile Mini, Inc.	75,087	2,767,707
MSA Safety, Inc.	59,395	6,480,588
NL Industries, Inc.*	13,377	50,298
NRC Group Holdings Corp.(x)*	17,032	211,878
PICO Holdings, Inc.*	28,690	289,482
Pitney Bowes, Inc.	275,412	1,258,633
Quad/Graphics, Inc.	52,103	547,603
RR Donnelley & Sons Co.	117,846	444,279
SP Plus Corp.*	39,763	1,471,231
Steelcase, Inc., Class A	146,317	2,692,233
Team, Inc.*	49,783	898,583
Tetra Tech, Inc.	91,744	7,959,709
UniFirst Corp.	25,463	4,968,341
US Ecology, Inc.	37,078	2,370,767
Viad Corp.	33,664	2,260,538
VSE Corp.	14,617	498,294

		93,639,239

Construction & Engineering (1.0%)
Aegion Corp.*	51,819	1,107,890
Ameresco, Inc., Class A*	36,451	585,768
Arcosa, Inc.	81,837	2,799,644
Argan, Inc.(x)	24,728	971,563
Comfort Systems USA, Inc.	61,187	2,706,301
Concrete Pumping Holdings, Inc.(x)*	17,678	70,182
Construction Partners, Inc., Class A*	20,001	311,616
Dycom Industries, Inc.*	51,088	2,608,042
EMCOR Group, Inc.	93,974	8,093,041
Granite Construction, Inc.	78,827	2,532,711
Great Lakes Dredge & Dock Corp.*	102,166	1,067,635
IES Holdings, Inc.*	14,551	299,605
MasTec, Inc.*	100,889	6,550,723
MYR Group, Inc.*	26,984	844,329
Northwest Pipe Co.*	16,160	454,904
NV5 Global, Inc.*	17,091	1,166,803
Primoris Services Corp.	74,381	1,458,611
Sterling Construction Co., Inc.*	43,758	575,418
Tutor Perini Corp.*	66,852	957,989
WillScot Corp.*	86,592	1,349,103

		36,511,878

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	11,852	418,494
American Superconductor Corp.(x)*	35,022	274,572
Atkore International Group, Inc.*	77,660	2,356,981
AZZ, Inc.	43,510	1,895,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bloom Energy Corp., Class A(x)*	91,940	$298,805
Encore Wire Corp.	34,158	1,922,412
Energous Corp.(x)*	45,304	150,183
EnerSys	72,640	4,789,882
Generac Holdings, Inc.*	102,794	8,052,882
Plug Power, Inc.(x)*	383,915	1,009,696
Powell Industries, Inc.	14,848	581,299
Preformed Line Products Co.	5,099	278,354
Sunrun, Inc.(x)*	190,782	3,187,013
Thermon Group Holdings, Inc.*	54,274	1,247,217
TPI Composites, Inc.(x)*	48,398	907,463
Vicor Corp.*	29,801	879,726
Vivint Solar, Inc.(x)*	72,787	476,027

		28,726,302

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	60,599	2,027,643

Machinery (3.5%)
Actuant Corp., Class A	93,518	2,051,785
Alamo Group, Inc.	16,402	1,930,843
Albany International Corp., Class A	51,713	4,662,444
Altra Industrial Motion Corp.	108,086	2,993,442
Astec Industries, Inc.	37,388	1,162,767
Barnes Group, Inc.	79,577	4,101,399
Blue Bird Corp.*	25,253	480,691
Briggs & Stratton Corp.	68,163	413,068
Chart Industries, Inc.*	60,814	3,792,361
CIRCOR International, Inc.*	32,762	1,230,213
Columbus McKinnon Corp.	38,174	1,390,679
Commercial Vehicle Group, Inc.*	50,713	365,641
Douglas Dynamics, Inc.	37,558	1,673,960
Eastern Co. (The)	8,700	215,934
Energy Recovery, Inc.(x)*	61,853	573,068
EnPro Industries, Inc.	34,601	2,375,359
ESCO Technologies, Inc.	42,992	3,420,443
Evoqua Water Technologies Corp.*	125,623	2,138,103
Federal Signal Corp.	100,455	3,288,897
Franklin Electric Co., Inc.	77,802	3,719,714
Gencor Industries, Inc.*	14,453	167,799
Gorman-Rupp Co. (The)	29,441	1,024,252
Graham Corp.	15,818	314,145
Greenbrier Cos., Inc. (The)	53,942	1,624,733
Harsco Corp.*	133,667	2,534,326
Helios Technologies, Inc.	49,178	1,995,151
Hillenbrand, Inc.	104,317	3,221,309
Hurco Cos., Inc.	10,664	343,061
Hyster-Yale Materials Handling, Inc.	16,989	929,808
John Bean Technologies Corp.	52,410	5,211,126
Kadant, Inc.	18,408	1,616,038
Kennametal, Inc.	138,178	4,247,592
LB Foster Co., Class A*	16,524	358,075
Lindsay Corp.	18,137	1,684,020
Luxfer Holdings plc	45,601	710,464
Lydall, Inc.*	28,477	709,362
Manitowoc Co., Inc. (The)*	59,296	741,200
Meritor, Inc.*	134,819	2,494,151
Milacron Holdings Corp.*	115,265	1,921,468
Miller Industries, Inc.	18,487	615,617
Mueller Industries, Inc.	93,220	2,673,550
Mueller Water Products, Inc., Class A	263,787	2,964,966
Navistar International Corp.*	83,366	2,343,418
NN, Inc.	69,881	498,252
Omega Flex, Inc.	4,823	493,152
Park-Ohio Holdings Corp.	14,624	436,673
Proto Labs, Inc.*	45,293	4,624,415
RBC Bearings, Inc.*	40,776	6,765,146
REV Group, Inc.	45,395	518,865
Rexnord Corp.*	177,074	4,789,852
Spartan Motors, Inc.	59,216	812,443
SPX Corp.*	73,488	2,940,255
SPX FLOW, Inc.*	70,474	2,780,904
Standex International Corp.	21,030	1,533,928
Tennant Co.	30,230	2,137,261
Terex Corp.	106,600	2,768,402
Titan International, Inc.	82,703	223,298
TriMas Corp.*	76,806	2,354,104
Twin Disc, Inc.*	16,469	174,407
Wabash National Corp.	91,735	1,331,075
Watts Water Technologies, Inc., Class A	46,536	4,361,819
Welbilt, Inc.(x)*	218,094	3,677,065

		125,647,758

Marine (0.1%)
Costamare, Inc.	83,027	503,974
Eagle Bulk Shipping, Inc.*	73,998	323,741
Genco Shipping & Trading Ltd.*	25,294	232,705
Matson, Inc.	71,437	2,679,602
Safe Bulkers, Inc.*	84,566	147,990
Scorpio Bulkers, Inc.	90,007	547,243

		4,435,255

Professional Services (1.5%)
Acacia Research Corp.*	70,128	187,943
ASGN, Inc.*	85,833	5,395,462
Barrett Business Services, Inc.	12,135	1,077,831
BG Staffing, Inc.	16,566	316,576
CBIZ, Inc.*	86,373	2,029,766
CRA International, Inc.	13,009	545,988
Exponent, Inc.	86,940	6,077,106
Forrester Research, Inc.	17,751	570,517
Franklin Covey Co.*	16,354	572,390
FTI Consulting, Inc.*	62,880	6,664,651
GP Strategies Corp.*	21,116	271,129
Heidrick & Struggles International, Inc.	31,541	861,069
Huron Consulting Group, Inc.*	37,680	2,311,291
ICF International, Inc.	30,530	2,578,869
InnerWorkings, Inc.*	73,409	325,202
Insperity, Inc.	65,130	6,423,121
Kelly Services, Inc., Class A	55,745	1,350,144
Kforce, Inc.	36,419	1,377,913
Korn Ferry	94,805	3,663,265
Mistras Group, Inc.*	29,882	490,065
Navigant Consulting, Inc.	64,278	1,796,570
Resources Connection, Inc.	51,305	871,672
TriNet Group, Inc.*	75,106	4,670,842
TrueBlue, Inc.*	66,936	1,412,350
Upwork, Inc.*	92,061	1,224,872
Willdan Group, Inc.*	16,578	581,556

		53,648,160

Road & Rail (0.5%)
ArcBest Corp.	42,674	1,299,423
Avis Budget Group, Inc.*	100,009	2,826,254
Covenant Transportation Group, Inc., Class A*	20,736	340,900
Daseke, Inc.(x)*	72,757	181,893
Heartland Express, Inc.	77,177	1,660,077
Hertz Global Holdings, Inc.*	170,493	2,359,623
Marten Transport Ltd.	65,669	1,364,602
PAM Transportation Services, Inc.*	3,209	189,684
Roadrunner Transportation Systems, Inc.(x)*	5,678	58,824
Saia, Inc.*	43,567	4,082,228
Universal Logistics Holdings, Inc.	13,910	323,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
US Xpress Enterprises, Inc., Class A*	38,777	$186,905
Werner Enterprises, Inc.	76,248	2,691,554
YRC Worldwide, Inc.(x)*	55,396	167,296

		17,733,088

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	88,060	1,975,186
Applied Industrial Technologies, Inc.	64,405	3,658,204
Beacon Roofing Supply, Inc.*	114,060	3,824,432
BlueLinx Holdings, Inc.(x)*	14,922	482,428
BMC Stock Holdings, Inc.*	111,944	2,930,694
CAI International, Inc.*	28,285	615,764
DXP Enterprises, Inc.*	27,196	944,245
EVI Industries, Inc.(x)	7,441	237,517
Foundation Building Materials, Inc.*	24,919	385,995
GATX Corp.	60,148	4,663,274
General Finance Corp.*	18,551	163,991
GMS, Inc.*	53,853	1,546,658
H&E Equipment Services, Inc.	53,558	1,545,684
Herc Holdings, Inc.*	40,614	1,888,957
Kaman Corp.	46,620	2,772,025
Lawson Products, Inc.*	7,013	271,614
MRC Global, Inc.*	133,138	1,614,964
NOW, Inc.*	182,989	2,098,884
Rush Enterprises, Inc., Class A	46,578	1,796,979
Rush Enterprises, Inc., Class B	7,318	292,208
SiteOne Landscape Supply, Inc.(x)*	68,644	5,081,029
Systemax, Inc.	20,692	455,431
Textainer Group Holdings Ltd.*	46,889	464,670
Titan Machinery, Inc.*	31,655	453,933
Transcat, Inc.*	11,297	289,316
Triton International Ltd.	93,413	3,161,096
Veritiv Corp.*	21,627	391,016
Willis Lease Finance Corp.*	5,016	277,786

		44,283,980

Total Industrials		523,850,438

Information Technology (12.1%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	62,975	4,118,565
ADTRAN, Inc.	79,970	907,260
Applied Optoelectronics, Inc.(x)*	31,708	355,764
CalAmp Corp.*	54,418	626,895
Calix, Inc.*	76,592	489,423
Cambium Networks Corp.*	7,239	70,218
Casa Systems, Inc.*	52,827	414,956
Clearfield, Inc.*	18,087	214,331
Comtech Telecommunications Corp.	39,439	1,281,768
DASAN Zhone Solutions, Inc.*	10,154	93,011
Digi International, Inc.*	46,460	632,785
Extreme Networks, Inc.*	196,230	1,427,573
Harmonic, Inc.*	144,660	951,863
Infinera Corp.(x)*	294,398	1,604,469
Inseego Corp.(x)*	74,503	357,614
InterDigital, Inc.	52,666	2,763,385
KVH Industries, Inc.*	26,580	283,077
Lumentum Holdings, Inc.*	128,542	6,884,710
NETGEAR, Inc.*	52,276	1,684,333
NetScout Systems, Inc.*	122,921	2,834,558
Plantronics, Inc.	56,137	2,095,033
Ribbon Communications, Inc.*	99,551	581,378
TESSCO Technologies, Inc.	10,490	150,741
Viavi Solutions, Inc.*	386,283	5,409,893

		36,233,603

Electronic Equipment, Instruments & Components (2.3%)
Airgain, Inc.*	15,620	183,535
Akoustis Technologies, Inc.(x)*	41,641	322,718
Anixter International, Inc.*	51,210	3,539,635
Arlo Technologies, Inc.*	123,468	421,026
AVX Corp.	79,695	1,211,364
Badger Meter, Inc.	48,126	2,584,366
Bel Fuse, Inc., Class B	16,105	242,058
Belden, Inc.	65,619	3,500,117
Benchmark Electronics, Inc.	63,532	1,846,240
Coda Octopus Group, Inc.(x)*	7,370	60,508
CTS Corp.	54,461	1,762,358
Daktronics, Inc.	61,184	451,844
ePlus, Inc.*	22,733	1,729,754
Fabrinet*	61,273	3,204,578
FARO Technologies, Inc.*	29,306	1,416,945
Fitbit, Inc., Class A(x)*	371,368	1,414,912
II-VI, Inc.(x)*	149,052	5,248,121
Insight Enterprises, Inc.*	59,621	3,320,294
Iteris, Inc.*	67,771	389,344
Itron, Inc.*	57,632	4,262,463
KEMET Corp.	95,670	1,739,281
Kimball Electronics, Inc.*	40,748	591,253
Knowles Corp.*	137,183	2,790,302
Methode Electronics, Inc.	61,845	2,080,466
MTS Systems Corp.	30,189	1,667,942
Napco Security Technologies, Inc.*	19,381	494,603
nLight, Inc.*	54,014	845,859
Novanta, Inc.*	56,575	4,623,309
OSI Systems, Inc.*	27,994	2,843,071
PAR Technology Corp.(x)*	20,581	489,210
PC Connection, Inc.	18,912	735,677
Plexus Corp.*	48,804	3,050,738
Rogers Corp.*	31,076	4,248,400
Sanmina Corp.*	113,809	3,654,407
ScanSource, Inc.*	43,380	1,325,259
Tech Data Corp.*	61,449	6,405,444
TTM Technologies, Inc.*	166,132	2,025,980
Vishay Intertechnology, Inc.	222,960	3,774,713
Vishay Precision Group, Inc.*	17,449	571,280
Wrap Technologies, Inc.(x)*	12,105	49,388

		81,118,762

IT Services (2.1%)
Brightcove, Inc.*	63,405	664,484
Carbonite, Inc.*	55,414	858,363
Cardtronics plc, Class A*	64,127	1,939,201
Cass Information Systems, Inc.	23,421	1,264,500
Conduent, Inc.*	290,489	1,806,842
CSG Systems International, Inc.	55,259	2,855,785
Endurance International Group Holdings, Inc.*	119,415	447,806
EVERTEC, Inc.	101,869	3,180,350
Evo Payments, Inc., Class A*	59,877	1,683,741
Exela Technologies, Inc.*	70,007	82,608
ExlService Holdings, Inc.*	56,338	3,772,393
GTT Communications, Inc.(x)*	55,841	526,022
Hackett Group, Inc. (The)	40,652	669,132
I3 Verticals, Inc., Class A*	24,443	491,793
Information Services Group, Inc.*	58,102	144,383
International Money Express, Inc.(x)*	21,431	294,462
KBR, Inc.	238,360	5,849,354
Limelight Networks, Inc.*	191,208	579,360
LiveRamp Holdings, Inc.*	113,174	4,861,955
ManTech International Corp., Class A	45,056	3,217,449
MAXIMUS, Inc.	106,952	8,263,112
NIC, Inc.	110,528	2,282,403
Paysign, Inc.(x)*	49,930	504,293
Perficient, Inc.*	54,705	2,110,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Perspecta, Inc.	237,621	$6,206,661
Presidio, Inc.	77,506	1,309,851
PRGX Global, Inc.*	35,293	181,759
Priority Technology Holdings, Inc.(x)*	10,429	50,268
Science Applications International Corp.	99,762	8,714,211
StarTek, Inc.*	27,393	177,233
Sykes Enterprises, Inc.*	64,552	1,977,873
TTEC Holdings, Inc.	24,040	1,151,035
Tucows, Inc., Class A(x)*	15,816	856,595
Unisys Corp.*	85,265	633,519
Verra Mobility Corp.*	195,663	2,807,764
Virtusa Corp.*	48,341	1,741,243

		74,158,322

Semiconductors & Semiconductor Equipment (2.4%)
Adesto Technologies Corp.(x)*	44,649	382,195
Advanced Energy Industries, Inc.*	63,874	3,667,006
Alpha & Omega Semiconductor Ltd.*	33,328	409,268
Ambarella, Inc.*	52,950	3,327,113
Amkor Technology, Inc.*	164,939	1,500,945
Axcelis Technologies, Inc.*	54,622	933,490
AXT, Inc.*	62,511	222,539
Brooks Automation, Inc.	119,174	4,413,013
Cabot Microelectronics Corp.	48,669	6,872,550
CEVA, Inc.*	36,318	1,084,456
Cirrus Logic, Inc.*	98,376	5,270,986
Cohu, Inc.	68,631	926,862
Diodes, Inc.*	68,936	2,767,780
DSP Group, Inc.*	36,357	512,088
Enphase Energy, Inc.*	154,269	3,429,400
FormFactor, Inc.*	124,714	2,325,293
GSI Technology, Inc.*	25,512	223,485
Ichor Holdings Ltd.*	36,669	886,656
Impinj, Inc.(x)*	24,782	764,029
Inphi Corp.*	75,455	4,606,528
Lattice Semiconductor Corp.*	209,448	3,829,757
MACOM Technology Solutions Holdings, Inc.*	77,051	1,656,211
MaxLinear, Inc.*	109,331	2,446,828
Nanometrics, Inc.*	39,362	1,283,988
NeoPhotonics Corp.*	63,278	385,363
NVE Corp.	7,970	528,810
PDF Solutions, Inc.*	46,286	604,958
Photronics, Inc.*	109,010	1,186,029
Power Integrations, Inc.	47,479	4,293,526
Rambus, Inc.*	185,382	2,433,139
Rudolph Technologies, Inc.*	51,343	1,353,401
Semtech Corp.*	110,643	5,378,356
Silicon Laboratories, Inc.*	72,198	8,039,247
SMART Global Holdings, Inc.*	22,767	580,103
SunPower Corp.(x)*	106,343	1,166,583
Synaptics, Inc.*	56,796	2,269,000
Ultra Clean Holdings, Inc.*	66,685	975,935
Veeco Instruments, Inc.*	80,057	935,066
Xperi Corp.	82,576	1,707,672

		85,579,654

Software (4.2%)
8x8, Inc.*	157,489	3,263,172
A10 Networks, Inc.*	93,189	646,732
ACI Worldwide, Inc.*	194,447	6,091,052
Agilysys, Inc.*	34,932	894,609
Alarm.com Holdings, Inc.*	61,730	2,879,087
Altair Engineering, Inc., Class A(x)*	64,714	2,240,399
American Software, Inc., Class A	48,007	721,065
Appfolio, Inc., Class A*	26,529	2,523,969
Appian Corp.(x)*	52,391	2,488,573
Avaya Holdings Corp.*	186,375	1,906,616
Benefitfocus, Inc.(x)*	49,680	1,182,881
Blackbaud, Inc.	82,101	7,417,004
Blackline, Inc.*	71,865	3,435,866
Bottomline Technologies DE, Inc.*	72,015	2,833,790
Box, Inc., Class A*	240,506	3,982,779
Carbon Black, Inc.*	96,800	2,515,832
ChannelAdvisor Corp.*	44,274	413,076
Cision Ltd.*	153,538	1,180,707
Cloudera, Inc.(x)*	396,356	3,511,714
CommVault Systems, Inc.*	68,185	3,048,551
Cornerstone OnDemand, Inc.*	96,189	5,273,081
Digimarc Corp.*	19,163	749,082
Digital Turbine, Inc.(x)*	129,798	836,548
Domo, Inc., Class B(x)*	28,942	462,493
Ebix, Inc.(x)	39,026	1,642,995
eGain Corp.*	33,977	271,986
Envestnet, Inc.*	80,322	4,554,257
Everbridge, Inc.*	56,130	3,463,782
Five9, Inc.*	100,995	5,427,471
ForeScout Technologies, Inc.*	68,102	2,582,428
GTY Technology Holdings, Inc.(x)*	66,908	419,513
Ideanomics, Inc.(x)*	87,525	131,725
Instructure, Inc.*	56,537	2,190,243
Intelligent Systems Corp.(x)*	11,423	474,511
j2 Global, Inc.	78,422	7,122,286
LivePerson, Inc.*	102,126	3,645,898
Majesco*	13,897	117,291
MicroStrategy, Inc., Class A*	13,907	2,063,382
Mitek Systems, Inc.*	49,503	477,704
MobileIron, Inc.*	160,230	1,048,705
Model N, Inc.*	54,487	1,512,559
Monotype Imaging Holdings, Inc.	67,833	1,343,772
OneSpan, Inc.*	56,175	814,538
Phunware, Inc.(x)*	54,094	77,895
Progress Software Corp.	74,760	2,845,366
PROS Holdings, Inc.*	55,268	3,293,973
Q2 Holdings, Inc.*	72,914	5,750,727
QAD, Inc., Class A	18,304	845,279
QAD, Inc., Class B	249	8,907
Qualys, Inc.*	57,159	4,319,506
Rapid7, Inc.*	82,297	3,735,461
Rimini Street, Inc.*	31,384	137,462
SailPoint Technologies Holding, Inc.*	144,021	2,691,753
SecureWorks Corp., Class A*	14,823	191,661
SharpSpring, Inc.(x)*	14,486	140,514
ShotSpotter, Inc.*	13,417	308,994
SPS Commerce, Inc.*	59,063	2,780,095
SVMK, Inc.*	140,830	2,408,193
Synchronoss Technologies, Inc.*	64,123	346,264
Telaria, Inc.*	72,465	500,733
Telenav, Inc.*	52,879	252,762
Tenable Holdings, Inc.*	62,087	1,389,507
TiVo Corp.	211,930	1,613,847
Upland Software, Inc.*	37,675	1,313,351
Varonis Systems, Inc.*	49,817	2,978,060
Verint Systems, Inc.*	109,917	4,702,249
VirnetX Holding Corp.(x)*	101,269	546,853
Workiva, Inc.*	62,037	2,719,082
Yext, Inc.*	156,060	2,479,793
Zix Corp.*	89,433	647,495
Zuora, Inc., Class A(x)*	143,089	2,153,489

		150,982,995

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	190,382	1,551,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AstroNova, Inc.	11,374	$183,917
Avid Technology, Inc.*	46,747	289,364
Diebold Nixdorf, Inc.*	128,865	1,443,288
Immersion Corp.*	51,840	396,576
Sonim Technologies, Inc.(x)*	5,732	16,795
Stratasys Ltd.*	86,379	1,840,305

		5,721,858

Total Information Technology		433,795,194

Materials (3.5%)
Chemicals (1.7%)
Advanced Emissions Solutions, Inc.(x)	27,262	404,568
AdvanSix, Inc.*	47,803	1,229,493
American Vanguard Corp.	47,358	743,521
Amyris, Inc.(x)*	61,653	293,468
Balchem Corp.	54,104	5,366,576
Chase Corp.	12,203	1,334,886
Ferro Corp.*	137,145	1,626,540
Flotek Industries, Inc.*	91,106	200,433
FutureFuel Corp.	43,037	513,862
GCP Applied Technologies, Inc.*	91,088	1,753,444
Hawkins, Inc.	16,342	694,535
HB Fuller Co.	85,692	3,989,819
Ingevity Corp.*	70,650	5,993,946
Innophos Holdings, Inc.	32,810	1,065,013
Innospec, Inc.	40,919	3,647,520
Intrepid Potash, Inc.*	158,847	519,430
Koppers Holdings, Inc.*	31,579	922,423
Kraton Corp.*	52,462	1,693,998
Kronos Worldwide, Inc.	38,025	470,369
Livent Corp.*	246,296	1,647,720
LSB Industries, Inc.*	37,113	192,245
Marrone Bio Innovations, Inc.(x)*	87,097	122,807
Minerals Technologies, Inc.	59,420	3,154,608
OMNOVA Solutions, Inc.*	75,000	755,250
Orion Engineered Carbons SA(x)	99,822	1,668,026
PolyOne Corp.	130,548	4,262,392
PQ Group Holdings, Inc.*	63,301	1,009,018
Quaker Chemical Corp.	22,061	3,488,726
Rayonier Advanced Materials, Inc.	82,444	356,982
Sensient Technologies Corp.	71,277	4,893,166
Stepan Co.	34,467	3,345,367
Trecora Resources*	35,107	316,665
Tredegar Corp.	43,673	852,497
Trinseo SA	68,049	2,922,705
Tronox Holdings plc, Class A	154,113	1,279,138
Valhi, Inc.	47,407	90,073

		62,821,229

Construction Materials (0.2%)
Forterra, Inc.(x)*	30,385	219,684
Summit Materials, Inc., Class A*	189,044	4,196,777
United States Lime & Minerals, Inc.	3,361	257,116
US Concrete, Inc.(x)*	26,797	1,481,338

		6,154,915

Containers & Packaging (0.1%)
Greif, Inc., Class A	43,822	1,660,416
Greif, Inc., Class B	9,815	447,171
Myers Industries, Inc.	59,357	1,047,651
UFP Technologies, Inc.*	11,289	435,755

		3,590,993

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	529,307	1,201,527
Allegheny Technologies, Inc.*	211,342	4,279,676
Carpenter Technology Corp.	79,110	4,086,823
Century Aluminum Co.*	83,573	554,507
Cleveland-Cliffs, Inc.(x)	453,833	3,276,674
Coeur Mining, Inc.*	371,483	1,786,833
Commercial Metals Co.	198,106	3,443,082
Compass Minerals International, Inc.	57,328	3,238,459
Gold Resource Corp.	96,292	293,691
Haynes International, Inc.	20,606	738,519
Hecla Mining Co.(x)	808,182	1,422,400
Kaiser Aluminum Corp.	26,971	2,669,320
Materion Corp.	34,112	2,093,112
Mayville Engineering Co., Inc.*	10,033	132,335
Novagold Resources, Inc.*	388,934	2,360,830
Olympic Steel, Inc.	14,860	213,984
Ramaco Resources, Inc.*	12,761	47,662
Ryerson Holding Corp.*	27,264	232,562
Schnitzer Steel Industries, Inc., Class A	43,144	891,355
SunCoke Energy, Inc.*	129,498	730,369
Synalloy Corp.	13,722	218,866
TimkenSteel Corp.*	65,187	410,026
Warrior Met Coal, Inc.	86,925	1,696,776
Worthington Industries, Inc.	66,303	2,390,223

		38,409,611

Paper & Forest Products (0.4%)
Boise Cascade Co.	66,317	2,161,271
Clearwater Paper Corp.*	26,637	562,574
Louisiana-Pacific Corp.	208,766	5,131,468
Neenah, Inc.	28,104	1,830,133
PH Glatfelter Co.	72,870	1,121,469
Schweitzer-Mauduit International, Inc.	51,876	1,942,237
Verso Corp., Class A*	58,440	723,487

		13,472,639

Total Materials		124,449,387

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (6.8%)
Acadia Realty Trust (REIT)	140,285	4,009,345
Agree Realty Corp. (REIT)	69,283	5,068,051
Alexander & Baldwin, Inc. (REIT)	116,157	2,847,008
Alexander’s, Inc. (REIT)	3,576	1,245,914
American Assets Trust, Inc. (REIT)	81,617	3,814,779
American Finance Trust, Inc. (REIT)(x)	179,384	2,504,201
Armada Hoffler Properties, Inc. (REIT)	86,059	1,556,807
Ashford Hospitality Trust, Inc. (REIT)	150,372	497,731
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	455,440
Braemar Hotels & Resorts, Inc. (REIT)	50,042	469,894
BRT Apartments Corp. (REIT)	16,216	236,429
CareTrust REIT, Inc. (REIT)	160,139	3,764,067
CatchMark Timber Trust, Inc. (REIT), Class A	80,560	859,575
CBL & Associates Properties, Inc. (REIT)(x)	280,191	361,446
Cedar Realty Trust, Inc. (REIT)	136,465	409,395
Chatham Lodging Trust (REIT)	76,614	1,390,544
CIM Commercial Trust Corp. (REIT)	2,138	33,139
City Office REIT, Inc. (REIT)	64,087	922,212
Clipper Realty, Inc. (REIT)	23,824	242,767
Community Healthcare Trust, Inc. (REIT)	29,774	1,326,432
CoreCivic, Inc. (REIT)	200,186	3,459,214
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	22,896	1,081,149
CorePoint Lodging, Inc. (REIT)	68,849	696,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)	341,866	$3,504,126
Easterly Government Properties, Inc. (REIT)	132,891	2,830,578
EastGroup Properties, Inc. (REIT)	62,658	7,833,503
Essential Properties Realty Trust, Inc. (REIT)	128,357	2,940,659
Farmland Partners, Inc. (REIT)(x)	50,316	336,111
First Industrial Realty Trust, Inc. (REIT)	211,798	8,378,729
Four Corners Property Trust, Inc. (REIT)	114,653	3,242,387
Franklin Street Properties Corp. (REIT)	172,701	1,461,050
Front Yard Residential Corp. (REIT)	82,593	954,775
GEO Group, Inc. (The) (REIT)	199,990	3,467,827
Getty Realty Corp. (REIT)	58,109	1,862,975
Gladstone Commercial Corp. (REIT)	49,316	1,158,926
Gladstone Land Corp. (REIT)	25,957	308,759
Global Medical REIT, Inc. (REIT)	50,324	573,694
Global Net Lease, Inc. (REIT)	141,961	2,768,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	106,922	3,116,776
Healthcare Realty Trust, Inc. (REIT)	215,021	7,203,203
Hersha Hospitality Trust (REIT)	58,219	866,299
Independence Realty Trust, Inc. (REIT)	150,350	2,151,508
Industrial Logistics Properties Trust (REIT)	108,718	2,310,258
Innovative Industrial Properties, Inc. (REIT)(x)	18,247	1,685,475
Investors Real Estate Trust (REIT)	19,659	1,467,938
iStar, Inc. (REIT)	100,319	1,309,163
Jernigan Capital, Inc. (REIT)(x)	34,518	664,471
Kite Realty Group Trust (REIT)	141,647	2,287,599
Lexington Realty Trust (REIT)	385,102	3,947,296
LTC Properties, Inc. (REIT)	66,217	3,391,635
Mack-Cali Realty Corp. (REIT)	146,263	3,168,057
Monmouth Real Estate Investment Corp. (REIT)	157,163	2,264,719
National Health Investors, Inc. (REIT)	70,358	5,796,796
National Storage Affiliates Trust (REIT)	98,773	3,296,055
New Senior Investment Group, Inc. (REIT)	137,955	921,539
NexPoint Residential Trust, Inc. (REIT)	31,300	1,463,588
Office Properties Income Trust (REIT)	80,105	2,454,417
One Liberty Properties, Inc. (REIT)	25,448	700,583
Pebblebrook Hotel Trust (REIT)	218,346	6,074,386
Pennsylvania REIT (REIT)(x)	115,817	662,473
Physicians Realty Trust (REIT)	311,757	5,533,687
Piedmont Office Realty Trust, Inc. (REIT), Class A	210,706	4,399,541
PotlatchDeltic Corp. (REIT)	111,059	4,562,859
Preferred Apartment Communities, Inc. (REIT), Class A	72,188	1,043,117
PS Business Parks, Inc. (REIT)	33,639	6,120,616
QTS Realty Trust, Inc. (REIT), Class A	91,873	4,723,191
Retail Opportunity Investments Corp. (REIT)	188,864	3,442,991
Retail Value, Inc. (REIT)	24,802	918,666
Rexford Industrial Realty, Inc. (REIT)	184,997	8,143,568
RLJ Lodging Trust (REIT)	289,748	4,922,819
RPT Realty (REIT)	130,524	1,768,600
Ryman Hospitality Properties, Inc. (REIT)	77,103	6,307,796
Sabra Health Care REIT, Inc. (REIT)	319,042	7,325,204
Safehold, Inc. (REIT)(x)	17,971	548,116
Saul Centers, Inc. (REIT)	19,816	1,080,170
Senior Housing Properties Trust (REIT)	397,709	3,680,797
Seritage Growth Properties (REIT), Class A(x)	55,351	2,351,864
STAG Industrial, Inc. (REIT)	216,136	6,371,689
Summit Hotel Properties, Inc. (REIT)	177,947	2,064,185
Sunstone Hotel Investors, Inc. (REIT)	379,067	5,208,381
Tanger Factory Outlet Centers, Inc. (REIT)(x)	153,068	2,369,493
Terreno Realty Corp. (REIT)	108,964	5,566,971
UMH Properties, Inc. (REIT)	57,720	812,698
Uniti Group, Inc. (REIT)(x)	310,770	2,413,129
Universal Health Realty Income Trust (REIT)	21,468	2,206,910
Urban Edge Properties (REIT)	197,473	3,907,991
Urstadt Biddle Properties, Inc. (REIT), Class A	49,095	1,163,552
Washington Prime Group, Inc. (REIT)(x)	312,490	1,293,709
Washington REIT (REIT)	134,762	3,687,088
Whitestone REIT (REIT)	63,170	869,219
Xenia Hotels & Resorts, Inc. (REIT)	190,574	4,024,923

		244,911,714

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA(x)*	9,726	196,660
American Realty Investors, Inc.*	4,332	66,626
Consolidated-Tomoka Land Co.	8,271	542,578
Cushman & Wakefield plc*	172,045	3,187,994
eXp World Holdings, Inc.(x)*	26,577	222,715
Forestar Group, Inc.(x)*	17,312	316,463
FRP Holdings, Inc.*	11,677	560,730
Griffin Industrial Realty, Inc.	1,853	70,321
Kennedy-Wilson Holdings, Inc.	205,964	4,514,731
Marcus & Millichap, Inc.*	38,494	1,366,152
Maui Land & Pineapple Co., Inc.*	10,742	116,873
Newmark Group, Inc., Class A	240,973	2,183,215
Rafael Holdings, Inc., Class B*	17,599	368,875
RE/MAX Holdings, Inc., Class A	29,831	959,365
Realogy Holdings Corp.(x)	191,047	1,276,194
Redfin Corp.(x)*	148,107	2,494,122
RMR Group, Inc. (The), Class A	25,316	1,151,372
St Joe Co. (The)*	56,941	975,399
Stratus Properties, Inc.*	9,341	274,345
Tejon Ranch Co.*	34,490	585,295
Transcontinental Realty Investors, Inc.(x)*	2,233	69,335

		21,499,360

Total Real Estate		266,411,074

Utilities (3.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	87,214	7,623,376
El Paso Electric Co.	68,220	4,576,197
Genie Energy Ltd., Class B	24,242	180,845
MGE Energy, Inc.	58,602	4,680,542
Otter Tail Corp.	66,128	3,554,380
PNM Resources, Inc.	133,559	6,955,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Portland General Electric Co.	151,307	$8,529,175
Spark Energy, Inc., Class A(x)	18,943	199,849

		36,300,117

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	27,101	2,583,268
New Jersey Resources Corp.	149,215	6,747,502
Northwest Natural Holding Co.	51,083	3,644,261
ONE Gas, Inc.	87,801	8,438,554
RGC Resources, Inc.	12,226	357,488
South Jersey Industries, Inc.	155,457	5,116,090
Southwest Gas Holdings, Inc.	91,705	8,348,823
Spire, Inc.	83,602	7,293,439

		42,529,425

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	176,696	413,469
Clearway Energy, Inc., Class A	56,653	982,363
Clearway Energy, Inc., Class C	125,520	2,290,740
Ormat Technologies, Inc.	66,645	4,951,057
Pattern Energy Group, Inc., Class A	148,839	4,008,234
Sunnova Energy International, Inc.*	22,390	240,693
TerraForm Power, Inc., Class A	123,388	2,248,746

		15,135,302

Multi-Utilities (0.6%)
Avista Corp.	110,255	5,340,752
Black Hills Corp.	103,120	7,912,398
NorthWestern Corp.	85,268	6,399,363
Unitil Corp.	24,131	1,530,871

		21,183,384

Water Utilities (0.6%)
American States Water Co.	61,574	5,533,040
AquaVenture Holdings Ltd.*	23,673	459,966
Artesian Resources Corp., Class A	13,007	481,259
Cadiz, Inc.(x)*	22,203	277,315
California Water Service Group	80,739	4,273,515
Connecticut Water Service, Inc.	20,154	1,411,989
Consolidated Water Co. Ltd.	23,634	389,725
Global Water Resources, Inc.	18,972	224,629
Middlesex Water Co.	26,713	1,735,277
Pure Cycle Corp.*	27,553	283,245
SJW Group	44,160	3,015,686
York Water Co. (The)	21,020	917,733

		19,003,379

Total Utilities		134,151,607

Total Common Stocks (90.4%) (Cost $2,869,536,046)		3,240,743,711

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	40,395	5,453
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

		5,453

Total Health Care		5,453

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	40,667	15,952

Total Materials		15,952

Total Rights (0.0%) (Cost $—)		21,405

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	165,294,801	165,344,390

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $12,504,545, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $12,750,002.(xx)	$12,500,000	12,500,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $22,008,641, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $24,450,965.(xx)	22,000,000	22,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $900,050, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,001,702.(xx)	900,000	900,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $8,700,349, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $8,873,777.(xx)	8,699,781	8,699,781
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $21,007,513, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $21,420,000.(xx)	21,000,000	21,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $48,002,627, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $53,330,972.(xx)	$48,000,000	$48,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $5,001,944, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $5,555,310.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		118,099,781

Total Short-Term Investments (7.9%) (Cost $283,425,812)		283,444,171

Total Investments in Securities (98.3%) (Cost $3,152,961,858)		3,524,209,287
Other Assets Less Liabilities (1.7%)		60,544,436

Net Assets (100%)		$3,584,753,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $212,711,892. This was collateralized by $104,265,724 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19–5/15/49 and by cash of $118,099,781 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	12,395	263,518	—	—	—	113,042	376,560	—	—
PennyMac Mortgage Investment Trust (REIT)	146,266	1,737,823	1,162,472	—	—	351,198	3,251,493	100,251	—

Total		2,001,341	1,162,472	—	—	464,240	3,628,053	100,251	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,522	12/2019	USD	344,802,500	(12,599,239)

					(12,599,239)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$79,230,835	$—	$—	$79,230,835
Consumer Discretionary	359,598,609	343,299	—	359,941,908
Consumer Staples	97,773,750	288,386	—	98,062,136
Energy	107,385,194	—	—	107,385,194
Financials	589,924,186	—	—	589,924,186
Health Care	523,541,752	—	—	523,541,752
Industrials	523,850,438	—	—	523,850,438
Information Technology	433,795,194	—	—	433,795,194
Materials	124,449,387	—	—	124,449,387
Real Estate	266,411,074	—	—	266,411,074
Utilities	134,151,607	—	—	134,151,607
Rights
Health Care	—	—	5,453	5,453
Materials	—	—	15,952	15,952
Short-Term Investments
Investment Company	165,344,390	—	—	165,344,390
Repurchase Agreements	—	118,099,781	—	118,099,781

Total Assets	$3,405,456,416	$118,731,466	$21,405	$3,524,209,287

Liabilities:
Futures	$(12,599,239)	$—	$—	$(12,599,239)

Total Liabilities	$(12,599,239)	$—	$—	$(12,599,239)

Total	$3,392,857,177	$118,731,466	$21,405	$3,511,610,048

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$837,065,107
Aggregate gross unrealized depreciation	(474,423,209)

Net unrealized appreciation	$362,641,898

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,148,968,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
AGL Energy Ltd.	95,668	$1,237,183
Alumina Ltd.	366,195	585,777
AMP Ltd.	443,891	546,778
APA Group	169,404	1,310,328
Aristocrat Leisure Ltd.	84,714	1,749,638
ASX Ltd.	29,286	1,602,477
Aurizon Holdings Ltd.	289,090	1,151,216
AusNet Services	286,920	351,487
Australia & New Zealand Banking Group Ltd.	421,031	8,104,667
Bank of Queensland Ltd.(x)	55,850	373,944
Bendigo & Adelaide Bank Ltd.	68,247	529,267
BHP Group Ltd.	431,614	10,697,192
BHP Group plc	309,452	6,591,551
BlueScope Steel Ltd.	85,107	689,890
Boral Ltd.	164,889	537,540
Brambles Ltd.	235,079	1,808,799
Caltex Australia Ltd.	37,687	669,498
Challenger Ltd.	75,914	377,625
CIMIC Group Ltd.	14,096	299,218
Coca-Cola Amatil Ltd.	73,077	525,293
Cochlear Ltd.	8,145	1,144,298
Coles Group Ltd.	169,177	1,758,465
Commonwealth Bank of Australia	260,048	14,187,232
Computershare Ltd.	68,103	742,353
Crown Resorts Ltd.	50,305	409,138
CSL Ltd.	66,284	10,454,913
Dexus (REIT)	160,353	1,291,187
Flight Centre Travel Group Ltd.	6,786	218,018
Fortescue Metals Group Ltd.	233,364	1,386,079
Goodman Group (REIT)	236,743	2,265,818
GPT Group (The) (REIT)	259,988	1,080,950
Harvey Norman Holdings Ltd.(x)	102,208	312,503
Incitec Pivot Ltd.	250,687	573,592
Insurance Australia Group Ltd.	342,173	1,824,502
Lendlease Group	79,971	947,826
Macquarie Group Ltd.	47,619	4,212,969
Magellan Financial Group Ltd.	18,186	631,408
Medibank Pvt Ltd.	390,305	895,684
Mirvac Group (REIT)	531,046	1,096,794
National Australia Bank Ltd.	408,007	8,178,914
Newcrest Mining Ltd.	111,364	2,611,988
Oil Search Ltd.	191,751	947,371
Orica Ltd.	55,396	842,760
Origin Energy Ltd.	259,136	1,393,984
QBE Insurance Group Ltd.	194,501	1,648,857
Ramsay Health Care Ltd.	19,866	869,813
REA Group Ltd.	8,106	592,087
Rio Tinto Ltd.	54,383	3,401,527
Rio Tinto plc	171,940	8,898,197
Santos Ltd.	268,132	1,398,942
Scentre Group (REIT)	779,025	2,066,405
SEEK Ltd.	53,134	769,974
Sonic Healthcare Ltd.	61,772	1,169,489
South32 Ltd.	768,738	1,359,412
Stockland (REIT)	356,688	1,095,397
Suncorp Group Ltd.	186,564	1,718,827
Sydney Airport	162,381	880,080
Tabcorp Holdings Ltd.	277,016	906,814
Telstra Corp. Ltd.	602,046	1,426,292
TPG Telecom Ltd.	64,637	302,770
Transurban Group	386,612	3,833,264
Treasury Wine Estates Ltd.	106,044	1,329,137
Vicinity Centres (REIT)	475,722	825,198
Washington H Soul Pattinson & Co. Ltd.(x)	15,028	213,310
Wesfarmers Ltd.	166,243	4,465,787
Westpac Banking Corp.	503,253	10,067,836
Woodside Petroleum Ltd.	137,161	2,997,637
Woolworths Group Ltd.	192,423	4,841,773
WorleyParsons Ltd.	44,783	393,244

		156,620,183

Austria (0.2%)
ANDRITZ AG	10,219	417,683
Erste Group Bank AG*	43,168	1,427,526
OMV AG	22,504	1,207,770
Raiffeisen Bank International AG	21,548	500,022
Verbund AG	9,497	519,633
voestalpine AG(x)	17,026	391,192

		4,463,826

Belgium (0.9%)
Ageas	26,151	1,450,247
Anheuser-Busch InBev SA/NV	111,639	10,637,347
Colruyt SA	9,355	512,679
Groupe Bruxelles Lambert SA	11,691	1,122,624
KBC Group NV	36,761	2,388,833
Proximus SADP	21,336	633,703
Solvay SA	10,562	1,093,645
Telenet Group Holding NV	7,997	377,417
UCB SA	19,111	1,387,280
Umicore SA(x)	30,942	1,167,905

		20,771,680

Chile (0.0%)
Antofagasta plc	57,953	640,592

China (0.4%)
BeiGene Ltd. (ADR)*	4,550	557,193
BOC Hong Kong Holdings Ltd.	550,500	1,868,316
Prosus NV*	71,374	5,239,432
Yangzijiang Shipbuilding Holdings Ltd.	339,927	236,103

		7,901,044

Colombia (0.0%)
Millicom International Cellular SA (SDR)	10,041	487,155

Denmark (1.6%)
AP Moller - Maersk A/S, Class A	549	585,871
AP Moller - Maersk A/S, Class B	958	1,083,317
Carlsberg A/S, Class B	15,444	2,282,798
Chr Hansen Holding A/S	14,823	1,258,125
Coloplast A/S, Class B	17,304	2,084,073
Danske Bank A/S	107,031	1,490,320
Demant A/S*	15,347	393,088
DSV A/S	32,296	3,073,093
Genmab A/S*	8,958	1,818,422
H Lundbeck A/S	10,070	334,003
ISS A/S	23,423	579,595
Novo Nordisk A/S, Class B	259,588	13,345,194
Novozymes A/S, Class B	32,014	1,346,000
Orsted A/S(m)	28,261	2,626,436
Pandora A/S	16,491	661,811
Tryg A/S	16,553	474,362
Vestas Wind Systems A/S	28,631	2,222,785

		35,659,293

Finland (1.0%)
Elisa OYJ	21,503	1,108,579
Fortum OYJ	65,688	1,552,931
Kone OYJ, Class B	49,654	2,827,248
Metso OYJ	16,145	603,057
Neste OYJ	57,198	1,893,356
Nokia OYJ	825,108	4,181,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat OYJ	17,545	$494,908
Nordea Bank Abp	451,431	3,201,335
Orion OYJ, Class B	15,041	561,001
Sampo OYJ, Class A	63,943	2,542,462
Stora Enso OYJ, Class R	83,754	1,009,185
UPM-Kymmene OYJ	76,060	2,248,291
Wartsila OYJ Abp	65,791	736,809

		22,961,030

France (9.9%)
Accor SA	27,677	1,153,870
Aeroports de Paris	4,238	753,855
Air Liquide SA	62,749	8,932,161
Airbus SE	85,305	11,082,999
Alstom SA	27,917	1,157,182
Amundi SA(m)	8,389	585,190
Arkema SA	10,649	992,620
Atos SE	14,034	989,368
AXA SA‡	284,052	7,253,986
BioMerieux	5,748	475,516
BNP Paribas SA	164,804	8,023,988
Bollore SA(x)	124,405	515,533
Bouygues SA	32,750	1,311,823
Bureau Veritas SA	36,673	883,375
Capgemini SE	23,272	2,741,991
Carrefour SA	86,813	1,519,627
Casino Guichard Perrachon SA(x)	7,900	377,058
Cie de Saint-Gobain	71,948	2,823,110
Cie Generale des Etablissements Michelin SCA	25,264	2,819,737
CNP Assurances	26,843	518,736
Covivio (REIT)	5,115	541,342
Credit Agricole SA	171,843	2,086,525
Danone SA	90,334	7,957,500
Dassault Aviation SA	394	557,413
Dassault Systemes SE	18,964	2,702,578
Edenred	35,611	1,708,990
Eiffage SA	11,986	1,242,661
Electricite de France SA	88,210	987,404
Engie SA	269,591	4,401,734
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,637,100
EssilorLuxottica SA (Turquoise Stock Exchange)	30,928	4,458,144
Eurazeo SE	7,480	556,430
Eutelsat Communications SA	26,303	489,522
Faurecia SE	10,535	499,724
Gecina SA (REIT)	6,728	1,057,445
Getlink SE	67,519	1,014,102
Hermes International	4,562	3,152,471
Icade (REIT)	4,568	408,518
Iliad SA(x)	3,852	361,994
Imerys SA	4,701	188,968
Ingenico Group SA	8,315	811,133
Ipsen SA	5,475	519,767
JCDecaux SA	10,542	285,418
Kering SA	11,101	5,657,138
Klepierre SA (REIT)	29,021	985,636
Legrand SA	39,115	2,791,635
L’Oreal SA	36,927	10,339,861
LVMH Moet Hennessy Louis Vuitton SE	40,697	16,175,033
Natixis SA	146,217	606,400
Orange SA	292,306	4,586,231
Pernod Ricard SA	31,111	5,540,802
Peugeot SA	87,396	2,179,486
Publicis Groupe SA	31,021	1,525,568
Remy Cointreau SA(x)	3,572	474,204
Renault SA	28,496	1,635,578
Safran SA	48,881	7,695,985
Sanofi	165,034	15,300,491
Sartorius Stedim Biotech	3,857	539,786
Schneider Electric SE	80,585	7,070,606
SCOR SE	23,422	967,287
SEB SA	3,222	489,196
Societe BIC SA	4,308	289,243
Societe Generale SA	113,201	3,101,859
Sodexo SA	13,007	1,460,229
Suez	52,056	818,452
Teleperformance	8,605	1,865,487
Thales SA	15,977	1,837,191
TOTAL SA	351,328	18,336,601
Ubisoft Entertainment SA*	11,862	857,709
Unibail-Rodamco-Westfield (REIT)	20,439	2,979,614
Valeo SA	35,391	1,147,589
Veolia Environnement SA	77,647	1,968,525
Vinci SA	74,336	8,006,646
Vivendi SA	134,320	3,686,404
Wendel SA	4,377	603,972
Worldline SA(m)*	12,051	760,516

		224,819,568

Germany (7.6%)
1&1 Drillisch AG	7,358	229,368
adidas AG	27,588	8,589,364
Allianz SE (Registered)	62,984	14,680,676
Aroundtown SA	118,406	968,441
Axel Springer SE*	8,094	555,789
BASF SE	134,572	9,404,913
Bayer AG (Registered)	136,634	9,633,908
Bayerische Motoren Werke AG	48,511	3,415,168
Bayerische Motoren Werke AG (Preference)(q)	7,640	424,272
Beiersdorf AG	14,633	1,725,708
Brenntag AG	22,305	1,079,423
Carl Zeiss Meditec AG	5,912	674,020
Commerzbank AG	145,460	843,772
Continental AG	16,316	2,093,133
Covestro AG(m)	28,159	1,393,412
Daimler AG (Registered)	133,236	6,624,963
Delivery Hero SE(m)*	16,522	734,012
Deutsche Bank AG (Registered)	289,394	2,167,285
Deutsche Boerse AG	27,933	4,365,895
Deutsche Lufthansa AG (Registered)	36,165	574,715
Deutsche Post AG (Registered)	144,651	4,831,563
Deutsche Telekom AG (Registered)	488,341	8,193,722
Deutsche Wohnen SE	53,030	1,935,724
E.ON SE	318,220	3,093,501
Evonik Industries AG	23,352	576,499
Fraport AG Frankfurt Airport Services Worldwide	6,127	519,692
Fresenius Medical Care AG & Co. KGaA	31,674	2,130,074
Fresenius SE & Co. KGaA	61,867	2,892,493
FUCHS PETROLUB SE (Preference)(q)	9,525	357,756
GEA Group AG	23,800	642,554
Hannover Rueck SE	8,779	1,484,101
HeidelbergCement AG	22,107	1,598,015
Henkel AG & Co. KGaA	15,563	1,424,883
Henkel AG & Co. KGaA (Preference)(q)	25,872	2,560,486
HOCHTIEF AG	2,894	329,941
HUGO BOSS AG	8,678	464,889
Infineon Technologies AG	183,581	3,303,954
KION Group AG	9,955	523,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Knorr-Bremse AG	7,104	$667,757
LANXESS AG	12,358	754,298
Merck KGaA	18,936	2,133,071
METRO AG	28,862	455,514
MTU Aero Engines AG	7,687	2,042,665
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	21,193	5,483,776
Porsche Automobil Holding SE (Preference)(q)	22,213	1,445,400
Puma SE	11,360	879,110
RWE AG	76,344	2,387,328
SAP SE	143,996	16,931,597
Sartorius AG (Preference)(q)	5,579	1,017,931
Siemens AG (Registered)	112,085	12,002,912
Siemens Healthineers AG(m)	22,331	878,540
Symrise AG	18,643	1,811,726
Telefonica Deutschland Holding AG	98,865	275,645
thyssenkrupp AG	61,615	853,233
TUI AG	66,372	771,845
Uniper SE	27,930	916,009
United Internet AG (Registered)	19,105	681,553
Volkswagen AG	4,920	845,675
Volkswagen AG (Preference)(q)	27,191	4,625,124
Vonovia SE	74,505	3,780,173
Wirecard AG	17,221	2,754,502
Zalando SE(m)*	15,745	718,714

		172,155,716

Hong Kong (2.8%)
AIA Group Ltd.	1,769,412	16,717,271
ASM Pacific Technology Ltd.	41,700	509,166
Bank of East Asia Ltd. (The)	174,000	428,467
CK Asset Holdings Ltd.	374,152	2,534,860
CK Hutchison Holdings Ltd.	395,652	3,493,259
CK Infrastructure Holdings Ltd.	95,500	642,743
CLP Holdings Ltd.	240,500	2,526,912
Dairy Farm International Holdings Ltd.	46,300	291,690
Hang Lung Properties Ltd.	285,000	647,256
Hang Seng Bank Ltd.	112,300	2,421,463
Henderson Land Development Co. Ltd.	220,025	1,024,652
HK Electric Investments & HK Electric Investments Ltd.(m)	430,500	410,303
HKT Trust & HKT Ltd.	547,013	868,219
Hong Kong & China Gas Co. Ltd.	1,494,370	2,913,351
Hong Kong Exchanges & Clearing Ltd.	173,458	5,090,185
Hongkong Land Holdings Ltd.	168,400	954,828
Hysan Development Co. Ltd.	95,000	383,020
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,493,520
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	4,800	256,800
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	872,847
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,600	77,688
Kerry Properties Ltd.	106,000	326,614
Link REIT (REIT)	311,500	3,435,852
Melco Resorts & Entertainment Ltd. (ADR)	34,573	671,062
MTR Corp. Ltd.	217,500	1,221,021
New World Development Co. Ltd.	889,485	1,155,308
NWS Holdings Ltd.	232,314	359,837
PCCW Ltd.	639,000	358,728
Power Assets Holdings Ltd.	198,000	1,330,071
Shangri-La Asia Ltd.(x)	186,000	189,852
Sino Land Co. Ltd.	513,172	771,293
Sun Hung Kai Properties Ltd.	233,500	3,360,527
Swire Pacific Ltd., Class A	71,500	665,492
Swire Properties Ltd.	169,000	530,436
Techtronic Industries Co. Ltd.	205,000	1,426,790
Vitasoy International Holdings Ltd.	110,000	445,603
WH Group Ltd.(m)	1,241,000	1,111,528
Wharf Holdings Ltd. (The)	176,900	385,954
Wharf Real Estate Investment Co. Ltd.	171,900	938,709
Wheelock & Co. Ltd.	118,000	672,225
Yue Yuen Industrial Holdings Ltd.	126,000	344,833

		64,260,235

Ireland (0.5%)
AerCap Holdings NV*	19,275	1,055,306
AIB Group plc	112,995	337,455
Bank of Ireland Group plc	133,392	529,222
CRH plc	121,838	4,195,068
Flutter Entertainment plc	11,586	1,082,991
Kerry Group plc, Class A	23,038	2,694,332
Kingspan Group plc	23,549	1,149,892
Smurfit Kappa Group plc	34,246	1,019,011

		12,063,277

Israel (0.5%)
Azrieli Group Ltd.	6,702	526,328
Bank Hapoalim BM*	154,106	1,214,672
Bank Leumi Le-Israel BM	223,553	1,590,996
Check Point Software Technologies Ltd.*	18,351	2,009,435
Elbit Systems Ltd.	3,355	555,909
Israel Chemicals Ltd.	96,665	479,953
Israel Discount Bank Ltd., Class A	170,994	752,103
Mizrahi Tefahot Bank Ltd.	21,413	532,207
Nice Ltd.*	9,160	1,346,497
Teva Pharmaceutical Industries Ltd. (ADR)*	160,064	1,101,240
Wix.com Ltd.*	6,069	708,495

		10,817,835

Italy (1.9%)
Assicurazioni Generali SpA	171,991	3,333,067
Atlantia SpA	72,594	1,755,758
Davide Campari-Milano SpA	80,592	728,204
Enel SpA	1,191,665	8,898,457
Eni SpA	372,726	5,701,350
Ferrari NV	17,733	2,735,890
FinecoBank Banca Fineco SpA	88,392	935,682
Intesa Sanpaolo SpA	2,180,252	5,169,783
Leonardo SpA	57,026	670,658
Mediobanca Banca di Credito Finanziario SpA	90,635	989,852
Moncler SpA	27,329	974,043
Pirelli & C SpA(m)	54,785	324,122
Poste Italiane SpA(m)	73,986	841,086
Prysmian SpA	37,747	810,504
Recordati SpA	15,221	652,988
Snam SpA	339,902	1,716,787
Telecom Italia SpA (Aquis Stock Exchange)	879,274	480,716
Telecom Italia SpA (Turquoise Stock Exchange)*	1,671,360	953,659
Terna Rete Elettrica Nazionale SpA	203,700	1,308,602
UniCredit SpA	290,121	3,421,472

		42,402,680

Japan (21.9%)
ABC-Mart, Inc.	4,700	298,627
Acom Co. Ltd.	50,400	197,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	29,300	$1,293,942
Aeon Co. Ltd.	90,000	1,648,509
AEON Financial Service Co. Ltd.(x)	19,000	285,725
Aeon Mall Co. Ltd.	13,230	208,621
AGC, Inc.	27,100	839,630
Air Water, Inc.	21,000	375,232
Aisin Seiki Co. Ltd.(x)	24,100	756,712
Ajinomoto Co., Inc.	70,200	1,324,467
Alfresa Holdings Corp.	27,200	607,016
Alps Alpine Co. Ltd.	33,100	617,458
Amada Holdings Co. Ltd.	48,300	519,965
ANA Holdings, Inc.(x)	15,500	520,943
Aozora Bank Ltd.	16,600	414,827
Asahi Group Holdings Ltd.	52,000	2,572,948
Asahi Intecc Co. Ltd.	27,200	713,678
Asahi Kasei Corp.	185,600	1,826,390
Astellas Pharma, Inc.	275,600	3,921,485
Bandai Namco Holdings, Inc.(x)	28,000	1,742,798
Bank of Kyoto Ltd. (The)(x)	8,600	336,046
Benesse Holdings, Inc.	10,300	267,300
Bridgestone Corp.	90,100	3,486,505
Brother Industries Ltd.	33,400	604,212
Calbee, Inc.	11,100	344,934
Canon, Inc.	145,000	3,865,549
Casio Computer Co. Ltd.(x)	30,200	467,838
Central Japan Railway Co.	21,100	4,336,111
Chiba Bank Ltd. (The)(x)	91,000	467,940
Chubu Electric Power Co., Inc.	89,900	1,301,212
Chugai Pharmaceutical Co. Ltd.	32,900	2,555,931
Chugoku Electric Power Co., Inc. (The)(x)	40,400	518,988
Coca-Cola Bottlers Japan, Inc.	17,900	401,291
Concordia Financial Group Ltd.	166,700	638,278
Credit Saison Co. Ltd.	22,800	305,546
CyberAgent, Inc.	13,900	533,503
Dai Nippon Printing Co. Ltd.	36,500	942,164
Daicel Corp.	38,200	322,558
Daifuku Co. Ltd.(x)	15,800	813,928
Dai-ichi Life Holdings, Inc.	158,000	2,380,412
Daiichi Sankyo Co. Ltd.	83,100	5,229,248
Daikin Industries Ltd.	36,600	4,799,889
Daito Trust Construction Co. Ltd.	10,300	1,315,542
Daiwa House Industry Co. Ltd.	83,700	2,714,009
Daiwa House REIT Investment Corp. (REIT)	242	680,398
Daiwa Securities Group, Inc.(x)	237,600	1,057,856
Denso Corp.	63,000	2,767,047
Dentsu, Inc.	30,781	1,083,207
Disco Corp.	4,600	870,437
East Japan Railway Co.	44,809	4,272,655
Eisai Co. Ltd.	37,600	1,909,471
Electric Power Development Co. Ltd.(x)	20,000	455,954
FamilyMart Co. Ltd.	37,600	915,614
FANUC Corp.	28,500	5,361,295
Fast Retailing Co. Ltd.(x)	8,500	5,047,723
Fuji Electric Co. Ltd.	17,200	525,743
FUJIFILM Holdings Corp.	57,200	2,507,542
Fujitsu Ltd.	29,000	2,321,341
Fukuoka Financial Group, Inc.	19,800	373,751
GMO Payment Gateway, Inc.(x)	6,000	401,202
Hakuhodo DY Holdings, Inc.	33,300	480,752
Hamamatsu Photonics KK	20,900	775,112
Hankyu Hanshin Holdings, Inc.	32,400	1,248,055
Hikari Tsushin, Inc.	3,100	670,317
Hino Motors Ltd.	36,900	303,732
Hirose Electric Co. Ltd.	4,824	590,703
Hisamitsu Pharmaceutical Co., Inc.	8,900	388,925
Hitachi Chemical Co. Ltd.	15,700	511,838
Hitachi Construction Machinery Co. Ltd.(x)	14,300	344,523
Hitachi High-Technologies Corp.	10,100	582,881
Hitachi Ltd.	141,900	5,279,664
Hitachi Metals Ltd.	31,200	336,455
Honda Motor Co. Ltd.	238,900	6,183,229
Hoshizaki Corp.	7,900	620,310
Hoya Corp.	56,100	4,575,685
Hulic Co. Ltd.(x)	43,200	441,489
Idemitsu Kosan Co. Ltd.	31,077	878,060
IHI Corp.	21,899	475,550
Iida Group Holdings Co. Ltd.	20,800	338,186
Inpex Corp.	153,500	1,407,018
Isetan Mitsukoshi Holdings Ltd.	46,500	370,710
Isuzu Motors Ltd.	83,000	913,864
ITOCHU Corp.	207,100	4,273,203
Itochu Techno-Solutions Corp.	14,100	373,218
J Front Retailing Co. Ltd.	34,300	400,973
Japan Airlines Co. Ltd.	16,538	491,284
Japan Airport Terminal Co. Ltd.(x)	5,200	225,073
Japan Exchange Group, Inc.	73,600	1,156,498
Japan Post Bank Co. Ltd.(x)	57,700	558,723
Japan Post Holdings Co. Ltd.	227,800	2,096,287
Japan Prime Realty Investment Corp. (REIT)	122	578,830
Japan Real Estate Investment Corp. (REIT)(x)	188	1,260,578
Japan Retail Fund Investment Corp. (REIT)	381	805,518
Japan Tobacco, Inc.	176,300	3,857,811
JFE Holdings, Inc.	69,400	834,405
JGC Holdings Corp.	32,500	424,717
JSR Corp.	30,900	494,114
JTEKT Corp.	29,500	338,039
JXTG Holdings, Inc.	476,990	2,172,207
Kajima Corp.	62,500	819,075
Kakaku.com, Inc.	21,900	538,360
Kamigumi Co. Ltd.	17,500	396,208
Kaneka Corp.	7,400	230,298
Kansai Electric Power Co., Inc. (The)	104,600	1,169,101
Kansai Paint Co. Ltd.	25,500	592,190
Kao Corp.	72,500	5,353,434
Kawasaki Heavy Industries Ltd.(x)	20,600	455,724
KDDI Corp.	259,700	6,785,225
Keihan Holdings Co. Ltd.	13,399	595,442
Keikyu Corp.	34,000	658,775
Keio Corp.	16,800	1,045,679
Keisei Electric Railway Co. Ltd.	19,000	781,087
Keyence Corp.	13,420	8,303,334
Kikkoman Corp.	21,000	1,002,173
Kintetsu Group Holdings Co. Ltd.	25,700	1,338,183
Kirin Holdings Co. Ltd.	122,000	2,581,605
Kobayashi Pharmaceutical Co. Ltd.	6,700	509,355
Kobe Steel Ltd.	48,100	256,237
Koito Manufacturing Co. Ltd.	16,100	786,201
Komatsu Ltd.	137,300	3,142,821
Konami Holdings Corp.	13,600	656,573
Konica Minolta, Inc.	66,400	461,806
Kose Corp.(x)	4,700	793,295
Kubota Corp.	147,400	2,228,211
Kuraray Co. Ltd.	47,200	579,278
Kurita Water Industries Ltd.	16,300	436,124
Kyocera Corp.	47,600	2,951,750
Kyowa Kirin Co. Ltd.	37,500	727,630
Kyushu Electric Power Co., Inc.	63,200	596,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kyushu Railway Co.	23,300	$742,368
Lawson, Inc.	7,700	393,813
LINE Corp.*	10,100	361,031
Lion Corp.	32,900	648,415
LIXIL Group Corp.	41,700	732,763
M3, Inc.	62,000	1,492,014
Makita Corp.	32,800	1,031,399
Marubeni Corp.(x)	231,700	1,537,952
Marui Group Co. Ltd.(x)	26,500	559,288
Maruichi Steel Tube Ltd.(x)	8,900	234,837
Mazda Motor Corp.	83,200	738,316
McDonald’s Holdings Co. Japan Ltd.	10,276	497,050
Mebuki Financial Group, Inc.	135,050	332,239
Medipal Holdings Corp.	24,500	545,175
Meiji Holdings Co. Ltd.	17,522	1,276,979
Mercari, Inc.(x)*	10,900	270,673
Minebea Mitsumi, Inc.	56,400	892,489
MISUMI Group, Inc.(x)	43,700	1,027,784
Mitsubishi Chemical Holdings Corp.	188,100	1,339,707
Mitsubishi Corp.	198,000	4,854,548
Mitsubishi Electric Corp.	267,400	3,542,664
Mitsubishi Estate Co. Ltd.	174,100	3,355,601
Mitsubishi Gas Chemical Co., Inc.	24,000	320,074
Mitsubishi Heavy Industries Ltd.	45,199	1,769,084
Mitsubishi Materials Corp.	14,600	393,609
Mitsubishi Motors Corp.(x)	95,600	414,672
Mitsubishi Tanabe Pharma Corp.	36,000	394,543
Mitsubishi UFJ Financial Group, Inc.	1,807,000	9,164,937
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	342,226
Mitsui & Co. Ltd.	242,500	3,965,225
Mitsui Chemicals, Inc.	27,900	623,412
Mitsui Fudosan Co. Ltd.	132,600	3,285,414
Mitsui OSK Lines Ltd.	16,300	411,551
Mizuho Financial Group, Inc.	3,534,435	5,413,202
MonotaRO Co. Ltd.	17,500	457,387
MS&AD Insurance Group Holdings, Inc.	69,580	2,252,301
Murata Manufacturing Co. Ltd.	84,400	4,047,297
Nabtesco Corp.	15,200	470,234
Nagoya Railroad Co. Ltd.	24,800	740,846
NEC Corp.	37,800	1,594,155
Nexon Co. Ltd.*	62,100	752,954
NGK Insulators Ltd.	37,000	526,640
NGK Spark Plug Co. Ltd.	22,100	420,641
NH Foods Ltd.	14,600	586,701
Nidec Corp.	33,100	4,444,966
Nikon Corp.(x)	47,100	587,198
Nintendo Co. Ltd.	16,600	6,144,111
Nippon Building Fund, Inc. (REIT)	197	1,512,231
Nippon Electric Glass Co. Ltd.	10,600	235,675
Nippon Express Co. Ltd.	11,700	596,227
Nippon Paint Holdings Co. Ltd.(x)	20,800	1,079,195
Nippon Prologis REIT, Inc. (REIT)	259	709,271
Nippon Steel Corp.	118,308	1,647,285
Nippon Telegraph & Telephone Corp.	101,348	4,832,835
Nippon Yusen KK(x)	24,000	400,647
Nissan Chemical Corp.	19,500	810,659
Nissan Motor Co. Ltd.	335,100	2,089,164
Nisshin Seifun Group, Inc.	29,315	541,701
Nissin Foods Holdings Co. Ltd.	10,000	721,387
Nitori Holdings Co. Ltd.	11,400	1,666,904
Nitto Denko Corp.	24,500	1,179,172
Nomura Holdings, Inc.	515,800	2,184,368
Nomura Real Estate Holdings, Inc.	19,300	416,612
Nomura Real Estate Master Fund, Inc. (REIT)	554	1,000,146
Nomura Research Institute Ltd.	51,798	1,030,451
NSK Ltd.	51,500	433,434
NTT Data Corp.	87,500	1,128,092
NTT DOCOMO, Inc.	194,000	4,939,487
Obayashi Corp.	94,700	942,402
Obic Co. Ltd.	9,800	1,116,634
Odakyu Electric Railway Co. Ltd.	44,300	1,060,332
Oji Holdings Corp.	128,800	600,372
Olympus Corp.	166,000	2,235,339
Omron Corp.	27,900	1,524,985
Ono Pharmaceutical Co. Ltd.	58,100	1,051,576
Oracle Corp.	5,900	511,288
Oriental Land Co. Ltd.(x)	29,500	4,485,364
ORIX Corp.	191,000	2,845,790
Osaka Gas Co. Ltd.	56,400	1,078,185
Otsuka Corp.	14,800	589,262
Otsuka Holdings Co. Ltd.	57,900	2,163,385
Pan Pacific International Holdings Corp.	70,400	1,175,232
Panasonic Corp.	323,500	2,619,714
Park24 Co. Ltd.(x)	17,200	398,960
PeptiDream, Inc.*	13,700	649,998
Persol Holdings Co. Ltd.	24,600	464,585
Pigeon Corp.	16,100	663,357
Pola Orbis Holdings, Inc.	14,900	333,347
Rakuten, Inc.	121,600	1,197,725
Recruit Holdings Co. Ltd.	199,200	6,053,838
Renesas Electronics Corp.*	112,200	728,457
Resona Holdings, Inc.	301,905	1,292,782
Ricoh Co. Ltd.(x)	101,100	909,783
Rinnai Corp.	4,800	322,294
Rohm Co. Ltd.	14,400	1,098,728
Ryohin Keikaku Co. Ltd.	33,000	615,898
Sankyo Co. Ltd.	7,400	254,252
Santen Pharmaceutical Co. Ltd.	51,800	899,703
SBI Holdings, Inc.	30,720	656,591
Secom Co. Ltd.	30,800	2,808,105
Sega Sammy Holdings, Inc.	27,800	388,750
Seibu Holdings, Inc.	31,100	541,607
Seiko Epson Corp.(x)	42,500	597,457
Sekisui Chemical Co. Ltd.	55,600	860,289
Sekisui House Ltd.	93,300	1,833,642
Seven & i Holdings Co. Ltd.	110,400	4,218,939
Seven Bank Ltd.	77,000	210,793
SG Holdings Co. Ltd.	21,200	518,603
Sharp Corp.(x)	30,300	334,876
Shimadzu Corp.	32,000	807,362
Shimamura Co. Ltd.	3,200	253,336
Shimano, Inc.	10,600	1,596,005
Shimizu Corp.	77,700	702,803
Shin-Etsu Chemical Co. Ltd.	53,800	5,751,935
Shinsei Bank Ltd.	23,600	343,551
Shionogi & Co. Ltd.	40,000	2,219,283
Shiseido Co. Ltd.	56,200	4,485,085
Shizuoka Bank Ltd. (The)(x)	66,000	491,376
Showa Denko KK	18,500	483,353
SMC Corp.	8,600	3,666,682
Softbank Corp.(x)	245,000	3,317,272
SoftBank Group Corp.	241,800	9,481,914
Sohgo Security Services Co. Ltd.	10,400	544,407
Sompo Holdings, Inc.(x)	48,625	2,031,344
Sony Corp.	186,000	10,918,307
Sony Financial Holdings, Inc.	25,300	548,001
Stanley Electric Co. Ltd.	20,200	533,560
Subaru Corp.	89,100	2,505,101
SUMCO Corp.	32,600	437,179
Sumitomo Chemical Co. Ltd.	210,000	941,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.	163,200	$2,547,807
Sumitomo Dainippon Pharma Co. Ltd.	24,200	397,272
Sumitomo Electric Industries Ltd.	110,600	1,402,382
Sumitomo Heavy Industries Ltd.	14,700	435,052
Sumitomo Metal Mining Co. Ltd.	34,499	1,067,914
Sumitomo Mitsui Financial Group, Inc.	194,797	6,656,878
Sumitomo Mitsui Trust Holdings, Inc.	49,268	1,775,243
Sumitomo Realty & Development Co. Ltd.	52,500	1,997,064
Sumitomo Rubber Industries Ltd.	24,400	289,302
Sundrug Co. Ltd.	10,800	339,607
Suntory Beverage & Food Ltd.	20,100	858,839
Suzuken Co. Ltd.	10,320	553,581
Suzuki Motor Corp.(x)	54,100	2,295,091
Sysmex Corp.	25,400	1,698,893
T&D Holdings, Inc.	79,900	846,109
Taiheiyo Cement Corp.	17,300	462,560
Taisei Corp.	32,100	1,242,437
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	363,006
Taiyo Nippon Sanso Corp.	17,000	343,223
Takeda Pharmaceutical Co. Ltd.	217,463	7,421,396
TDK Corp.	19,000	1,699,237
Teijin Ltd.	27,800	533,760
Terumo Corp.	94,800	3,051,135
THK Co. Ltd.	15,100	395,637
Tobu Railway Co. Ltd.	28,600	925,780
Toho Co. Ltd.	16,500	722,566
Toho Gas Co. Ltd.	10,800	412,523
Tohoku Electric Power Co., Inc.	64,200	625,820
Tokio Marine Holdings, Inc.	98,600	5,269,914
Tokyo Century Corp.	5,800	267,940
Tokyo Electric Power Co. Holdings, Inc.*	206,100	1,008,341
Tokyo Electron Ltd.	23,300	4,431,579
Tokyo Gas Co. Ltd.	54,700	1,378,314
Tokyu Corp.	74,800	1,402,954
Tokyu Fudosan Holdings Corp.	84,500	538,455
Toppan Printing Co. Ltd.	34,500	610,072
Toray Industries, Inc.	196,300	1,456,206
Toshiba Corp.	75,900	2,316,486
Tosoh Corp.	37,900	500,543
TOTO Ltd.(x)	20,900	781,877
Toyo Seikan Group Holdings Ltd.	24,000	372,014
Toyo Suisan Kaisha Ltd.	12,500	500,578
Toyoda Gosei Co. Ltd.	8,500	170,039
Toyota Industries Corp.	21,900	1,255,769
Toyota Motor Corp.	334,670	22,335,063
Toyota Tsusho Corp.	32,300	1,041,068
Trend Micro, Inc.	17,000	808,139
Tsuruha Holdings, Inc.	5,200	566,049
Unicharm Corp.	59,900	1,894,640
United Urban Investment Corp. (REIT)	421	805,984
USS Co. Ltd.	32,300	626,433
Welcia Holdings Co. Ltd.	6,600	332,060
West Japan Railway Co.	23,300	1,967,651
Yakult Honsha Co. Ltd.	17,100	955,228
Yamada Denki Co. Ltd.	82,100	397,117
Yamaha Corp.	22,400	1,004,763
Yamaha Motor Co. Ltd.	43,000	778,673
Yamato Holdings Co. Ltd.	48,400	727,846
Yamazaki Baking Co. Ltd.	17,000	303,131
Yaskawa Electric Corp.	33,800	1,239,464
Yokogawa Electric Corp.	33,900	619,841
Yokohama Rubber Co. Ltd. (The)	16,700	333,768
Z Holdings Corp.	399,900	1,124,343
ZOZO, Inc.(x)	30,000	691,422

		497,189,036

Luxembourg (0.2%)
ArcelorMittal	97,321	1,369,004
Eurofins Scientific SE(x)	1,564	726,876
RTL Group SA	5,618	270,162
SES SA (FDR)	52,157	950,792
Tenaris SA	71,538	758,988

		4,075,822

Macau (0.2%)
Galaxy Entertainment Group Ltd.	354,000	2,201,858
MGM China Holdings Ltd.	123,600	192,709
Sands China Ltd.	364,000	1,648,698
SJM Holdings Ltd.	349,000	331,736
Wynn Macau Ltd.	212,000	413,846

		4,788,847

Mexico (0.0%)
Fresnillo plc(x)	30,621	257,376

Netherlands (4.2%)
ABN AMRO Bank NV (CVA)(m)	61,663	1,087,115
Adyen NV(m)*	1,516	998,689
Aegon NV	268,476	1,116,951
Akzo Nobel NV	32,520	2,899,061
ASML Holding NV	62,529	15,487,879
EXOR NV	16,102	1,078,997
Heineken Holding NV	17,163	1,708,867
Heineken NV	37,977	4,104,533
ING Groep NV	570,175	5,968,523
Koninklijke Ahold Delhaize NV	182,677	4,570,542
Koninklijke DSM NV	25,867	3,112,589
Koninklijke KPN NV	494,338	1,541,517
Koninklijke Philips NV	139,255	6,450,692
Koninklijke Vopak NV	10,386	533,862
NN Group NV	44,653	1,583,707
NXP Semiconductors NV	41,878	4,569,727
Randstad NV	18,314	900,057
Royal Dutch Shell plc, Class A	639,245	18,737,851
Royal Dutch Shell plc, Class B	548,774	16,166,891
Wolters Kluwer NV	42,536	3,105,334

		95,723,384

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	831,944
Auckland International Airport Ltd.	145,394	833,068
Fisher & Paykel Healthcare Corp. Ltd.	79,176	857,734
Fletcher Building Ltd.	122,979	396,599
Meridian Energy Ltd.	192,037	625,318
Ryman Healthcare Ltd.	64,482	536,632
Spark New Zealand Ltd.	265,112	732,118

		4,813,413

Norway (0.6%)
Aker BP ASA	14,797	395,881
DNB ASA	138,557	2,440,604
Equinor ASA	147,135	2,798,713
Gjensidige Forsikring ASA	29,911	592,950
Mowi ASA	61,247	1,413,084
Norsk Hydro ASA	197,042	693,074
Orkla ASA	125,054	1,137,598
Schibsted ASA, Class B	13,931	390,475
Telenor ASA	106,704	2,141,082
Yara International ASA	27,393	1,179,709

		13,183,170

Portugal (0.2%)
EDP - Energias de Portugal SA	378,668	1,470,141
Galp Energia SGPS SA	74,382	1,120,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jeronimo Martins SGPS SA	33,378	$563,168

		3,154,139

Russia (0.0%)
Evraz plc	74,191	426,552

Singapore (1.1%)
Ascendas REIT (REIT)	379,571	856,826
CapitaLand Commercial Trust (REIT)	378,716	567,190
CapitaLand Ltd.	372,700	951,873
CapitaLand Mall Trust (REIT)	397,000	755,424
City Developments Ltd.	56,400	400,715
ComfortDelGro Corp. Ltd.	305,700	530,825
DBS Group Holdings Ltd.	262,900	4,755,273
Genting Singapore Ltd.	913,941	581,896
Golden Agri-Resources Ltd.	1,209,009	196,814
Jardine Cycle & Carriage Ltd.	15,533	337,149
Keppel Corp. Ltd.	203,700	873,958
Oversea-Chinese Banking Corp. Ltd.	460,806	3,620,702
SATS Ltd.	96,300	337,222
Sembcorp Industries Ltd.	157,200	236,571
Singapore Airlines Ltd.	74,000	489,353
Singapore Exchange Ltd.	109,200	669,192
Singapore Press Holdings Ltd.	167,636	252,276
Singapore Technologies Engineering Ltd.	219,100	608,721
Singapore Telecommunications Ltd.	1,217,800	2,731,382
Suntec REIT (REIT)	352,800	484,984
United Overseas Bank Ltd.	196,975	3,656,896
UOL Group Ltd.	71,211	386,414
Venture Corp. Ltd.	37,400	414,278
Wilmar International Ltd.	302,800	817,165

		25,513,099

South Africa (0.2%)
Anglo American plc	154,366	3,551,551
Investec plc	94,057	484,217

		4,035,768

Spain (2.6%)
ACS Actividades de Construccion y Servicios SA	38,097	1,522,263
Aena SME SA(m)	10,207	1,869,020
Amadeus IT Group SA	64,330	4,608,055
Banco Bilbao Vizcaya Argentaria SA	976,952	5,090,414
Banco de Sabadell SA	848,690	823,461
Banco Santander SA	2,467,606	10,049,568
Bankia SA	197,401	372,760
Bankinter SA	103,743	655,155
CaixaBank SA	521,514	1,369,902
Cellnex Telecom SA(m)*	28,526	1,178,384
Enagas SA	26,242	608,088
Endesa SA(x)	45,488	1,196,853
Ferrovial SA	72,042	2,081,623
Grifols SA	46,100	1,358,671
Iberdrola SA	882,117	9,168,515
Industria de Diseno Textil SA	159,824	4,947,285
Mapfre SA	178,624	481,082
Naturgy Energy Group SA(x)	53,241	1,412,451
Red Electrica Corp. SA	60,889	1,236,730
Repsol SA	211,767	3,309,893
Siemens Gamesa Renewable Energy SA	34,704	470,929
Telefonica SA	684,657	5,224,439

		59,035,541

Sweden (2.1%)
Alfa Laval AB	41,760	824,251
Assa Abloy AB, Class B	147,086	3,273,708
Atlas Copco AB, Class A	99,977	3,079,325
Atlas Copco AB, Class B	56,275	1,525,202
Boliden AB*	38,977	895,825
Electrolux AB	35,058	831,217
Epiroc AB, Class A	92,217	999,543
Epiroc AB, Class B	62,978	650,633
Essity AB, Class B	90,183	2,632,004
Hennes & Mauritz AB, Class B	130,116	2,522,472
Hexagon AB, Class B	38,287	1,845,888
Husqvarna AB, Class B	56,432	429,257
ICA Gruppen AB	11,619	536,804
Industrivarden AB, Class C	21,453	469,636
Investor AB, Class B	66,736	3,261,533
Kinnevik AB, Class B	36,613	962,927
L E Lundbergforetagen AB, Class B	10,848	408,175
Lundin Petroleum AB	29,663	889,825
Sandvik AB	165,409	2,576,731
Securitas AB, Class B	46,735	715,929
Skandinaviska Enskilda Banken AB, Class A	241,600	2,220,627
Skanska AB, Class B	50,013	1,013,058
SKF AB, Class B	55,049	909,836
Svenska Handelsbanken AB, Class A	219,682	2,057,109
Swedbank AB, Class A	134,415	1,934,834
Swedish Match AB	25,227	1,043,261
Tele2 AB, Class B(x)	69,708	1,037,400
Telefonaktiebolaget LM Ericsson, Class B	450,155	3,597,015
Telia Co. AB	404,403	1,810,438
Volvo AB, Class B	230,276	3,234,000

		48,188,463

Switzerland (8.7%)
ABB Ltd. (Registered)	270,018	5,305,398
Adecco Group AG (Registered)	22,360	1,237,132
Alcon, Inc.*	61,001	3,557,195
Baloise Holding AG (Registered)	7,010	1,255,837
Barry Callebaut AG (Registered)	345	711,397
Chocoladefabriken Lindt & Spruengli AG	162	1,196,273
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,241,421
Cie Financiere Richemont SA (Registered)	76,481	5,610,880
Clariant AG (Registered)*	27,773	540,684
Coca-Cola HBC AG*	30,635	1,000,819
Credit Suisse Group AG (Registered)*	374,497	4,590,923
Dufry AG (Registered)*	5,098	426,413
EMS-Chemie Holding AG (Registered)	1,272	792,093
Geberit AG (Registered)	5,355	2,557,179
Givaudan SA (Registered)	1,367	3,813,164
Glencore plc*	1,671,806	5,031,005
Julius Baer Group Ltd.*	32,999	1,462,067
Kuehne + Nagel International AG (Registered)	7,767	1,143,980
LafargeHolcim Ltd. (Registered)*	71,138	3,501,126
Lonza Group AG (Registered)*	10,958	3,704,453
Nestle SA (Registered)	449,954	48,816,211
Novartis AG (Registered)	315,473	27,354,374
Pargesa Holding SA	6,135	471,781
Partners Group Holding AG	2,746	2,106,995
Roche Holding AG	102,937	29,956,467
Schindler Holding AG	6,133	1,371,560
Schindler Holding AG (Registered)	2,987	666,205
SGS SA (Registered)	767	1,901,265
Sika AG (Registered)	18,981	2,776,640
Sonova Holding AG (Registered)	7,924	1,841,960
STMicroelectronics NV	100,064	1,933,718
Straumann Holding AG (Registered)	1,535	1,254,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	4,632	$1,229,414
Swatch Group AG (The) (Registered)	7,880	395,954
Swiss Life Holding AG (Registered)	4,947	2,364,825
Swiss Prime Site AG (Registered)*	10,604	1,037,504
Swiss Re AG	44,652	4,657,355
Swisscom AG (Registered)	3,859	1,903,498
Temenos AG (Registered)*	9,032	1,511,291
UBS Group AG (Registered)*	564,772	6,411,369
Vifor Pharma AG	6,192	989,243
Zurich Insurance Group AG	22,175	8,487,400

		198,119,168

United Arab Emirates (0.0%)
NMC Health plc(x)	14,241	474,522

United Kingdom (12.4%)
3i Group plc	147,076	2,109,467
Admiral Group plc	29,013	755,553
Ashtead Group plc	68,859	1,916,829
Associated British Foods plc	53,388	1,511,763
AstraZeneca plc	192,444	17,180,943
Auto Trader Group plc(m)	134,518	843,523
Aviva plc	577,701	2,836,277
BAE Systems plc	467,965	3,279,702
Barclays plc	2,507,131	4,636,295
Barratt Developments plc	142,933	1,138,816
Berkeley Group Holdings plc	19,089	980,848
BP plc	2,976,114	18,874,571
British American Tobacco plc	336,069	12,427,400
British Land Co. plc (The) (REIT)	140,349	1,009,167
BT Group plc	1,235,662	2,713,180
Bunzl plc	50,356	1,315,698
Burberry Group plc	59,347	1,586,370
Centrica plc	837,607	759,433
CNH Industrial NV	147,341	1,499,951
Coca-Cola European Partners plc	32,332	1,792,809
Compass Group plc	232,048	5,971,635
Croda International plc	18,130	1,083,379
DCC plc	14,934	1,302,975
Diageo plc	348,880	14,297,416
Direct Line Insurance Group plc	204,387	754,415
easyJet plc	22,328	315,714
Experian plc	135,814	4,340,073
Fiat Chrysler Automobiles NV	159,033	2,057,869
G4S plc	216,018	502,524
GlaxoSmithKline plc	726,720	15,588,673
GVC Holdings plc	80,699	737,627
Halma plc	55,770	1,351,554
Hargreaves Lansdown plc	42,891	1,096,394
HSBC Holdings plc	2,968,910	22,800,543
Imperial Brands plc	139,738	3,141,119
Informa plc	182,417	1,910,958
InterContinental Hotels Group plc	25,859	1,613,593
Intertek Group plc	23,382	1,574,889
ITV plc	509,132	788,138
J Sainsbury plc	261,628	707,063
John Wood Group plc	95,010	443,797
Johnson Matthey plc	28,102	1,056,279
Kingfisher plc	294,608	749,102
Land Securities Group plc (REIT)	112,999	1,189,864
Legal & General Group plc	867,523	2,649,591
Lloyds Banking Group plc	10,422,055	6,935,173
London Stock Exchange Group plc	46,519	4,179,988
Marks & Spencer Group plc	282,673	641,075
Meggitt plc	110,613	863,627
Melrose Industries plc	697,566	1,729,108
Merlin Entertainments plc(m)	99,290	552,299
Micro Focus International plc	52,384	732,199
Mondi plc	71,308	1,366,004
National Grid plc	497,933	5,399,287
Next plc	20,168	1,533,977
Ocado Group plc*	66,774	1,085,799
Pearson plc	116,958	1,061,286
Persimmon plc	46,911	1,251,643
Prudential plc	379,752	6,887,130
Reckitt Benckiser Group plc	103,932	8,106,971
RELX plc (London Stock Exchange)	159,610	3,792,502
RELX plc (Turquoise Stock Exchange)	130,049	3,094,335
Rentokil Initial plc	271,667	1,562,584
Rolls-Royce Holdings plc*	248,579	2,421,894
Royal Bank of Scotland Group plc	719,237	1,835,885
RSA Insurance Group plc	156,849	1,030,224
Sage Group plc (The)	152,862	1,299,496
Schroders plc	19,063	720,746
Segro plc (REIT)	154,049	1,535,744
Severn Trent plc	35,002	931,745
Smith & Nephew plc	130,872	3,152,299
Smiths Group plc	59,170	1,142,214
Spirax-Sarco Engineering plc	10,814	1,043,099
SSE plc	145,777	2,232,435
St James’s Place plc	75,963	914,763
Standard Chartered plc	411,511	3,461,870
Standard Life Aberdeen plc	341,170	1,198,890
Taylor Wimpey plc	484,799	962,677
Tesco plc	1,447,217	4,288,416
Unilever NV	214,109	12,870,251
Unilever plc	165,709	9,963,252
United Utilities Group plc	98,112	996,192
Vodafone Group plc	3,914,184	7,796,549
Weir Group plc (The)	33,881	593,840
Whitbread plc	19,635	1,036,667
Wm Morrison Supermarkets plc	311,049	766,048
WPP plc	187,425	2,345,965

		282,509,927

United States (0.3%)
Carnival plc	25,004	1,036,062
CyberArk Software Ltd.*	5,464	545,416
Ferguson plc	34,071	2,490,060
James Hardie Industries plc (CHDI)	63,804	1,070,584
QIAGEN NV*	34,279	1,122,366

		6,264,488

Total Common Stocks (89.1%) (Cost $1,848,040,300)		2,023,776,829

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19(x)* (Cost $—)	2,438	2,954

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	$1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	$200,000	$200,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $200,014, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%- 2.750%, maturing 5/15/20-8/7/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $3,251,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $3,315,000.(xx)	3,250,000	3,250,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $7,002,749, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $7,779,852.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $549,843, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $560,803.(xx)	549,807	549,807
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $4,501,610, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $4,590,000.(xx)	4,500,000	4,500,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $5,000,274, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%- 3.125%, maturing 6/15/20-2/15/29; total market value $5,555,310.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $2,000,778, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $2,222,124.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		23,799,807

Total Short-Term Investments (1.0%) (Cost $23,799,807)		23,799,807

Total Investments in Securities (90.1%) (Cost $1,871,840,107)		2,047,579,590
Other Assets Less Liabilities (9.9%)		225,095,973

Net Assets (100%)		$2,272,675,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $16,912,889 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $33,467,666. This was collateralized by $11,840,046 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/3/19-8/15/48 and by cash of $23,799,807 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$376,021,073	16.5%
Industrials	298,005,327	13.1
Consumer Staples	242,854,197	10.7
Health Care	233,941,760	10.3
Consumer Discretionary	233,133,706	10.3
Materials	142,201,161	6.2
Information Technology	136,343,874	6.0
Communication Services	108,695,943	4.8
Energy	103,641,450	4.6
Utilities	76,500,002	3.4
Real Estate	72,441,290	3.2
Repurchase Agreements	23,799,807	1.0
Cash and Other	225,095,973	9.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	284,052	6,120,077	—	—	—	1,133,909	7,253,986	361,502	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,533	12/2019	EUR	98,147,980	1,353,540
FTSE 100 Index	675	12/2019	GBP	61,279,079	786,014
SPI 200 Index	215	12/2019	AUD	24,241,334	62,124
TOPIX Index	422	12/2019	JPY	61,977,896	1,830,349

					4,032,027

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,865,549	JPY	307,568,949	HSBC Bank plc	12/20/2019	3,817

Total unrealized appreciation						3,817

AUD	3,258,073	USD	2,245,562	HSBC Bank plc	12/20/2019	(40,929)
EUR	12,486,706	USD	13,827,520	HSBC Bank plc	12/20/2019	(132,000)
GBP	6,801,056	USD	8,416,356	HSBC Bank plc	12/20/2019	(26,047)
JPY	1,013,267,236	USD	9,456,239	HSBC Bank plc	12/20/2019	(28,439)

Total unrealized depreciation						(227,415)

Net unrealized depreciation						(223,598)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$156,620,183	$—	$156,620,183
Austria	—	4,463,826	—	4,463,826
Belgium	—	20,771,680	—	20,771,680
Chile	—	640,592	—	640,592
China	557,193	7,343,851	—	7,901,044
Colombia	—	487,155	—	487,155
Denmark	—	35,659,293	—	35,659,293
Finland	—	22,961,030	—	22,961,030
France	—	224,819,568	—	224,819,568
Germany	—	172,155,716	—	172,155,716
Hong Kong	3,992,257	60,267,978	—	64,260,235
Ireland	1,055,306	11,007,971	—	12,063,277
Israel	3,819,170	6,998,665	—	10,817,835
Italy	—	42,402,680	—	42,402,680
Japan	—	497,189,036	—	497,189,036
Luxembourg	—	4,075,822	—	4,075,822
Macau	—	4,788,847	—	4,788,847
Mexico	—	257,376	—	257,376
Netherlands	4,569,727	91,153,657	—	95,723,384
New Zealand	—	4,813,413	—	4,813,413
Norway	—	13,183,170	—	13,183,170
Portugal	—	3,154,139	—	3,154,139
Russia	—	426,552	—	426,552
Singapore	—	25,513,099	—	25,513,099
South Africa	—	4,035,768	—	4,035,768
Spain	—	59,035,541	—	59,035,541
Sweden	—	48,188,463	—	48,188,463
Switzerland	—	198,119,168	—	198,119,168
United Arab Emirates	—	474,522	—	474,522
United Kingdom	1,792,809	280,717,118	—	282,509,927
United States	545,416	5,719,072	—	6,264,488
Forward Currency Contracts	—	3,817	—	3,817
Futures	4,032,027	—	—	4,032,027
Rights
Australia	—	2,954	—	2,954
Short-Term Investments
Investment Company	—	—	—	—
Repurchase Agreements	—	23,799,807	—	23,799,807

Total Assets	$20,363,905	$2,031,251,529	$—	$2,051,615,434

Liabilities:
Forward Currency Contracts	$—	$(227,415)	$—	$(227,415)

Total Liabilities	$—	$(227,415)	$—	$(227,415)

Total	$20,363,905	$2,031,024,114	$—	$2,051,388,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,983,436
Aggregate gross unrealized depreciation	(226,308,900)

Net unrealized appreciation	$175,674,536

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,875,713,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	16,140	$610,738
CenturyLink, Inc.	2,100	26,208
Verizon Communications, Inc.	9,150	552,294

		1,189,240

Entertainment (0.6%)
Activision Blizzard, Inc.	1,680	88,906
Electronic Arts, Inc.*	660	64,561
Netflix, Inc.*	970	259,591
Take-Two Interactive Software, Inc.*	240	30,082
Viacom, Inc., Class B	780	18,743
Walt Disney Co. (The)	4,053	528,187

		990,070

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	670	818,164
Alphabet, Inc., Class C*	690	841,110
Facebook, Inc., Class A*	5,300	943,824
TripAdvisor, Inc.*	210	8,123
Twitter, Inc.*	1,610	66,332

		2,677,553

Media (0.5%)
CBS Corp. (Non-Voting), Class B	750	30,277
Charter Communications, Inc., Class A*	390	160,727
Comcast Corp., Class A	10,020	451,702
Discovery, Inc., Class A(x)*	330	8,788
Discovery, Inc., Class C*	780	19,203
DISH Network Corp., Class A*	480	16,354
Fox Corp., Class A	770	24,282
Fox Corp., Class B	359	11,323
Interpublic Group of Cos., Inc. (The)	850	18,326
News Corp., Class A	840	11,693
News Corp., Class B	270	3,859
Omnicom Group, Inc.	490	38,367

		794,901

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	708	55,769

Total Communication Services		5,707,533

Consumer Discretionary (3.4%)
Auto Components (0.0%)
Aptiv plc	570	49,829
BorgWarner, Inc.	450	16,506

		66,335

Automobiles (0.1%)
Ford Motor Co.	8,670	79,417
General Motors Co.	2,880	107,943
Harley-Davidson, Inc.	330	11,870

		199,230

Distributors (0.0%)
Genuine Parts Co.	330	32,865
LKQ Corp.*	690	21,700

		54,565

Diversified Consumer Services (0.0%)
H&R Block, Inc.	450	10,629

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	870	38,028
Chipotle Mexican Grill, Inc.*	60	50,428
Darden Restaurants, Inc.	270	31,920
Hilton Worldwide Holdings, Inc.	630	58,659
Marriott International, Inc., Class A	630	78,353
McDonald’s Corp.	1,710	367,154
MGM Resorts International	1,110	30,769
Norwegian Cruise Line Holdings Ltd.*	480	24,850
Royal Caribbean Cruises Ltd.	390	42,249
Starbucks Corp.	2,760	244,039
Wynn Resorts Ltd.	220	23,918
Yum! Brands, Inc.	690	78,267

		1,068,634

Household Durables (0.1%)
DR Horton, Inc.	750	39,532
Garmin Ltd.	270	22,866
Leggett & Platt, Inc.	270	11,054
Lennar Corp., Class A	630	35,185
Mohawk Industries, Inc.*	150	18,611
Newell Brands, Inc.	840	15,725
NVR, Inc.*	8	29,739
PulteGroup, Inc.	540	19,737
Whirlpool Corp.	150	23,754

		216,203

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	924	1,603,981
Booking Holdings, Inc.*	100	196,261
eBay, Inc.	1,900	74,062
Expedia Group, Inc.	270	36,291

		1,910,595

Leisure Products (0.0%)
Hasbro, Inc.	240	28,486

Multiline Retail (0.2%)
Dollar General Corp.	580	92,185
Dollar Tree, Inc.*	530	60,505
Kohl’s Corp.	360	17,877
Macy’s, Inc.	680	10,567
Nordstrom, Inc.(x)	230	7,744
Target Corp.	1,160	124,016

		312,894

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	160	26,464
AutoZone, Inc.*	60	65,077
Best Buy Co., Inc.	520	35,875
CarMax, Inc.*	370	32,560
Gap, Inc. (The)	470	8,159
Home Depot, Inc. (The)	2,510	582,370
L Brands, Inc.	500	9,795
Lowe’s Cos., Inc.	1,780	195,729
O’Reilly Automotive, Inc.*	180	71,732
Ross Stores, Inc.	820	90,077
Tiffany & Co.	240	22,231
TJX Cos., Inc. (The)	2,740	152,728
Tractor Supply Co.	270	24,419
Ulta Beauty, Inc.*	120	30,078

		1,347,294

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	330	10,943
Hanesbrands, Inc.	780	11,950
NIKE, Inc., Class B	2,790	262,037
PVH Corp.	180	15,881
Ralph Lauren Corp.	120	11,456
Tapestry, Inc.	630	16,411
Under Armour, Inc., Class A*	390	7,776
Under Armour, Inc., Class C*	420	7,615
VF Corp.	720	64,073

		408,142

Total Consumer Discretionary		5,623,007

Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	360	22,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	8,520	$463,829
Constellation Brands, Inc., Class A	360	74,621
Molson Coors Brewing Co., Class B	390	22,425
Monster Beverage Corp.*	860	49,931
PepsiCo, Inc.	3,120	427,752

		1,061,159

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	980	282,348
Kroger Co. (The)	1,770	45,630
Sysco Corp.	1,020	80,988
Walgreens Boots Alliance, Inc.	1,770	97,899
Walmart, Inc.	3,160	375,029

		881,894

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,230	50,516
Campbell Soup Co.	420	19,707
Conagra Brands, Inc.	1,050	32,214
General Mills, Inc.	1,320	72,758
Hershey Co. (The)	300	46,497
Hormel Foods Corp.	600	26,238
JM Smucker Co. (The)	240	26,405
Kellogg Co.	540	34,749
Kraft Heinz Co. (The)	1,380	38,550
Lamb Weston Holdings, Inc.	300	21,816
McCormick & Co., Inc. (Non-Voting)	270	42,201
Mondelez International, Inc., Class A	3,180	175,918
Tyson Foods, Inc., Class A	630	54,268

		641,837

Household Products (0.6%)
Church & Dwight Co., Inc.	540	40,630
Clorox Co. (The)	300	45,561
Colgate-Palmolive Co.	1,890	138,934
Kimberly-Clark Corp.	750	106,537
Procter & Gamble Co. (The)	5,550	690,309

		1,021,971

Personal Products (0.1%)
Coty, Inc., Class A	990	10,405
Estee Lauder Cos., Inc. (The), Class A	480	95,496

		105,901

Tobacco (0.3%)
Altria Group, Inc.	4,140	169,326
Philip Morris International, Inc.	3,450	261,958

		431,284

Total Consumer Staples		4,144,046

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	1,110	25,752
Halliburton Co.	1,920	36,192
Helmerich & Payne, Inc.	240	9,617
National Oilwell Varco, Inc.	840	17,808
Schlumberger Ltd.	3,060	104,560
TechnipFMC plc	930	22,450

		216,379

Oil, Gas & Consumable Fuels (1.4%)
Apache Corp.	810	20,736
Cabot Oil & Gas Corp.	930	16,340
Chevron Corp.	4,230	501,678
Cimarex Energy Co.	210	10,068
Concho Resources, Inc.	450	30,555
ConocoPhillips	2,490	141,880
Devon Energy Corp.	960	23,098
Diamondback Energy, Inc.	330	29,670
EOG Resources, Inc.	1,290	95,744
Exxon Mobil Corp.	9,390	663,028
Hess Corp.	540	32,659
HollyFrontier Corp.	330	17,701
Kinder Morgan, Inc.	4,320	89,035
Marathon Oil Corp.	1,800	22,086
Marathon Petroleum Corp.	1,470	89,303
Noble Energy, Inc.	1,050	23,583
Occidental Petroleum Corp.	1,966	87,428
ONEOK, Inc.	900	66,321
Phillips 66	930	95,232
Pioneer Natural Resources Co.	390	49,050
Valero Energy Corp.	930	79,273
Williams Cos., Inc. (The)	2,670	64,240

		2,248,708

Total Energy		2,465,087

Financials (4.4%)
Banks (1.9%)
Bank of America Corp.	18,851	549,884
BB&T Corp.	1,680	89,662
Citigroup, Inc.	5,190	358,525
Citizens Financial Group, Inc.	1,020	36,077
Comerica, Inc.	330	21,777
Fifth Third Bancorp	1,440	39,427
First Republic Bank	360	34,812
Huntington Bancshares, Inc.	2,310	32,964
JPMorgan Chase & Co.	7,260	854,429
KeyCorp	2,220	39,605
M&T Bank Corp.	300	47,391
People’s United Financial, Inc.	870	13,603
PNC Financial Services Group, Inc. (The)	1,020	142,963
Regions Financial Corp.	2,250	35,595
SunTrust Banks, Inc.	960	66,048
SVB Financial Group*	120	25,074
US Bancorp	3,330	184,282
Wells Fargo & Co.	9,060	456,986
Zions Bancorp NA	390	17,363

		3,046,467

Capital Markets (0.9%)
Affiliated Managers Group, Inc.	120	10,002
Ameriprise Financial, Inc.	300	44,130
Bank of New York Mellon Corp. (The)	1,920	86,803
BlackRock, Inc.	270	120,323
Cboe Global Markets, Inc.	240	27,578
Charles Schwab Corp. (The)	2,610	109,176
CME Group, Inc.	810	171,185
E*TRADE Financial Corp.	540	23,593
Franklin Resources, Inc.	630	18,182
Goldman Sachs Group, Inc. (The)	780	161,639
Intercontinental Exchange, Inc.	1,260	116,260
Invesco Ltd.	870	14,738
MarketAxess Holdings, Inc.	84	27,510
Moody’s Corp.	360	73,739
Morgan Stanley	2,880	122,890
MSCI, Inc.	180	39,195
Nasdaq, Inc.	240	23,844
Northern Trust Corp.	480	44,794
Raymond James Financial, Inc.	270	22,264
S&P Global, Inc.	570	139,639
State Street Corp.	840	49,720
T. Rowe Price Group, Inc.	510	58,267

		1,505,471

Consumer Finance (0.2%)
American Express Co.	1,530	180,968
Capital One Financial Corp.	1,020	92,799
Discover Financial Services	720	58,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	1,440	$49,090

		381,242

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	4,320	898,646

Insurance (0.8%)
Aflac, Inc.	1,650	86,328
Allstate Corp. (The)	720	78,250
American International Group, Inc.	1,920	106,944
Aon plc	540	104,528
Arthur J Gallagher & Co.	390	34,932
Assurant, Inc.	120	15,098
Chubb Ltd.	1,020	164,669
Cincinnati Financial Corp.	330	38,501
Everest Re Group Ltd.	90	23,948
Globe Life, Inc.	210	20,110
Hartford Financial Services Group, Inc. (The)	780	47,276
Lincoln National Corp.	450	27,144
Loews Corp.	600	30,888
Marsh & McLennan Cos., Inc.	1,110	111,055
MetLife, Inc.	2,100	99,036
Principal Financial Group, Inc.	570	32,570
Progressive Corp. (The)	1,290	99,652
Prudential Financial, Inc.	900	80,955
Travelers Cos., Inc. (The)	600	89,214
Unum Group	450	13,374
Willis Towers Watson plc	300	57,891

		1,362,363

Total Financials		7,194,189

Health Care (4.6%)
Biotechnology (0.7%)
AbbVie, Inc.	3,270	247,604
Alexion Pharmaceuticals, Inc.*	510	49,949
Amgen, Inc.	1,380	267,044
Biogen, Inc.*	450	104,769
Celgene Corp.*	1,560	154,908
Gilead Sciences, Inc.	2,820	178,732
Incyte Corp.*	390	28,950
Regeneron Pharmaceuticals, Inc.*	180	49,932
Vertex Pharmaceuticals, Inc.*	570	96,569

		1,178,457

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	3,900	326,313
ABIOMED, Inc.*	120	21,347
Align Technology, Inc.*	180	32,566
Baxter International, Inc.	1,050	91,844
Becton Dickinson and Co.	600	151,776
Boston Scientific Corp.*	3,060	124,511
Cooper Cos., Inc. (The)	120	35,640
Danaher Corp.	1,380	199,313
Dentsply Sirona, Inc.	480	25,589
Edwards Lifesciences Corp.*	480	105,557
Hologic, Inc.*	570	28,779
IDEXX Laboratories, Inc.*	210	57,105
Intuitive Surgical, Inc.*	270	145,781
Medtronic plc	2,970	322,601
ResMed, Inc.	300	40,533
Stryker Corp.	690	149,247
Teleflex, Inc.	120	40,770
Varian Medical Systems, Inc.*	210	25,009
Zimmer Biomet Holdings, Inc.	450	61,772

		1,986,053

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	330	27,169
Anthem, Inc.	570	136,857
Cardinal Health, Inc.	660	31,145
Centene Corp.*	900	38,934
Cigna Corp.	840	127,504
CVS Health Corp.	2,870	181,011
DaVita, Inc.*	270	15,409
HCA Healthcare, Inc.	600	72,252
Henry Schein, Inc.*	330	20,955
Humana, Inc.	300	76,701
Laboratory Corp. of America Holdings*	210	35,280
McKesson Corp.	420	57,397
Quest Diagnostics, Inc.	300	32,109
UnitedHealth Group, Inc.	2,130	462,892
Universal Health Services, Inc., Class B	180	26,775
WellCare Health Plans, Inc.*	120	31,100

		1,373,490

Health Care Technology (0.0%)
Cerner Corp.	710	48,401

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	690	52,875
Illumina, Inc.*	330	100,392
IQVIA Holdings, Inc.*	360	53,777
Mettler-Toledo International, Inc.*	60	42,264
PerkinElmer, Inc.	240	20,441
Thermo Fisher Scientific, Inc.	900	262,143
Waters Corp.*	180	40,181

		572,073

Pharmaceuticals (1.5%)
Allergan plc	690	116,120
Bristol-Myers Squibb Co.	3,600	182,556
Eli Lilly & Co.	1,916	214,266
Johnson & Johnson	5,910	764,636
Merck & Co., Inc.	5,730	482,352
Mylan NV*	1,140	22,549
Nektar Therapeutics*	360	6,557
Perrigo Co. plc	270	15,090
Pfizer, Inc.	12,301	441,975
Zoetis, Inc.	1,050	130,820

		2,376,921

Total Health Care		7,535,395

Industrials (3.2%)
Aerospace & Defense (0.9%)
Arconic, Inc.	930	24,180
Boeing Co. (The)	1,170	445,150
General Dynamics Corp.	600	109,638
Huntington Ingalls Industries, Inc.	90	19,061
L3Harris Technologies, Inc.	504	105,155
Lockheed Martin Corp.	540	210,632
Northrop Grumman Corp.	390	146,168
Raytheon Co.	630	123,600
Textron, Inc.	510	24,970
TransDigm Group, Inc.	120	62,480
United Technologies Corp.	1,800	245,736

		1,516,770

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	300	25,434
Expeditors International of Washington, Inc.	360	26,744
FedEx Corp.	540	78,608
United Parcel Service, Inc., Class B	1,530	183,325

		314,111

Airlines (0.1%)
Alaska Air Group, Inc.	270	17,525
American Airlines Group, Inc.	870	23,464
Delta Air Lines, Inc.	1,350	77,760
Southwest Airlines Co.	1,080	58,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	480	$42,437

		219,517

Building Products (0.1%)
Allegion plc	210	21,767
AO Smith Corp.	300	14,313
Fortune Brands Home & Security, Inc.	300	16,410
Johnson Controls International plc	2,010	88,219
Masco Corp.	630	26,258

		166,967

Commercial Services & Supplies (0.2%)
Cintas Corp.	190	50,939
Copart, Inc.*	440	35,345
Republic Services, Inc.	480	41,544
Rollins, Inc.	300	10,221
Waste Management, Inc.	860	98,900

		236,949

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	260	23,790
Quanta Services, Inc.	300	11,340

		35,130

Electrical Equipment (0.2%)
AMETEK, Inc.	510	46,828
Eaton Corp. plc	930	77,330
Emerson Electric Co.	1,350	90,261
Rockwell Automation, Inc.	270	44,496

		258,915

Industrial Conglomerates (0.5%)
3M Co.	1,280	210,432
General Electric Co.	19,290	172,453
Honeywell International, Inc.	1,620	274,104
Roper Technologies, Inc.	240	85,584

		742,573

Machinery (0.5%)
Caterpillar, Inc.	1,290	162,940
Cummins, Inc.	330	53,681
Deere & Co.	720	121,450
Dover Corp.	330	32,855
Flowserve Corp.	270	12,612
Fortive Corp.	660	45,250
IDEX Corp.	169	27,696
Illinois Tool Works, Inc.	660	103,283
Ingersoll-Rand plc	540	66,533
PACCAR, Inc.	750	52,507
Parker-Hannifin Corp.	300	54,183
Pentair plc	330	12,474
Snap-on, Inc.	120	18,785
Stanley Black & Decker, Inc.	330	47,655
Wabtec Corp.	312	22,420
Xylem, Inc.	390	31,052

		865,376

Professional Services (0.1%)
Equifax, Inc.	270	37,981
IHS Markit Ltd.*	800	53,504
Nielsen Holdings plc	780	16,575
Robert Half International, Inc.	260	14,472
Verisk Analytics, Inc.	360	56,930

		179,462

Road & Rail (0.3%)
CSX Corp.	1,710	118,452
JB Hunt Transport Services, Inc.	180	19,917
Kansas City Southern	210	27,932
Norfolk Southern Corp.	600	107,796
Union Pacific Corp.	1,620	262,407

		536,504

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,260	41,164
United Rentals, Inc.*	180	22,435
WW Grainger, Inc.	120	35,658

		99,257

Total Industrials		5,171,531

Information Technology (7.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	120	28,670
Cisco Systems, Inc.	9,750	481,747
F5 Networks, Inc.*	130	18,255
Juniper Networks, Inc.	750	18,563
Motorola Solutions, Inc.	360	61,348

		608,583

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	660	63,690
CDW Corp.	326	40,176
Corning, Inc.	1,740	49,625
FLIR Systems, Inc.	300	15,777
IPG Photonics Corp.*	90	12,204
Keysight Technologies, Inc.*	420	40,845
TE Connectivity Ltd.	750	69,885

		292,202

IT Services (1.9%)
Accenture plc, Class A	1,420	273,137
Akamai Technologies, Inc.*	360	32,897
Alliance Data Systems Corp.	100	12,813
Automatic Data Processing, Inc.	970	156,577
Broadridge Financial Solutions, Inc.	240	29,863
Cognizant Technology Solutions Corp., Class A	1,270	76,536
DXC Technology Co.	590	17,405
Fidelity National Information Services, Inc.	1,370	181,881
Fiserv, Inc.*	1,276	132,181
FleetCor Technologies, Inc.*	210	60,224
Gartner, Inc.*	210	30,028
Global Payments, Inc.	641	101,919
International Business Machines Corp.	1,980	287,932
Jack Henry & Associates, Inc.	170	24,815
Leidos Holdings, Inc.	323	27,739
Mastercard, Inc., Class A	2,010	545,856
Paychex, Inc.	710	58,767
PayPal Holdings, Inc.*	2,600	269,334
VeriSign, Inc.*	240	45,271
Visa, Inc., Class A	3,900	670,839
Western Union Co. (The)	960	22,243

		3,058,257

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	1,950	56,530
Analog Devices, Inc.	810	90,501
Applied Materials, Inc.	2,100	104,790
Broadcom, Inc.	900	248,463
Intel Corp.	9,960	513,239
KLA Corp.	330	52,618
Lam Research Corp.	330	76,266
Maxim Integrated Products, Inc.	600	34,746
Microchip Technology, Inc.(x)	510	47,384
Micron Technology, Inc.*	2,460	105,411
NVIDIA Corp.	1,350	234,995
Qorvo, Inc.*	270	20,018
QUALCOMM, Inc.	2,670	203,668
Skyworks Solutions, Inc.	390	30,908
Texas Instruments, Inc.	2,070	267,527
Xilinx, Inc.	570	54,663

		2,141,727

Software (2.2%)
Adobe, Inc.*	1,080	298,350
ANSYS, Inc.*	190	42,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	480	$70,896
Cadence Design Systems, Inc.*	600	39,648
Citrix Systems, Inc.	280	27,026
Fortinet, Inc.*	300	23,028
Intuit, Inc.	580	154,245
Microsoft Corp.	17,040	2,369,071
Oracle Corp.	4,954	272,619
salesforce.com, Inc.*	1,910	283,520
Symantec Corp.	1,410	33,318
Synopsys, Inc.*	330	45,293

		3,659,072

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	9,559	2,140,929
Hewlett Packard Enterprise Co.	3,050	46,269
HP, Inc.	3,390	64,139
NetApp, Inc.	540	28,355
Seagate Technology plc	540	29,047
Western Digital Corp.	630	37,573
Xerox Holdings Corp.	420	12,562

		2,358,874

Total Information Technology		12,118,715

Materials (0.9%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	480	106,493
Albemarle Corp.(x)	240	16,685
Celanese Corp.	270	33,018
CF Industries Holdings, Inc.	480	23,616
Corteva, Inc.	1,680	47,040
Dow, Inc.	1,680	80,052
DuPont de Nemours, Inc.	1,679	119,729
Eastman Chemical Co.	300	22,149
Ecolab, Inc.	570	112,883
FMC Corp.	300	26,304
International Flavors & Fragrances, Inc.(x)	210	25,765
Linde plc	1,230	238,276
LyondellBasell Industries NV, Class A	660	59,050
Mosaic Co. (The)	780	15,990
PPG Industries, Inc.	510	60,440
Sherwin-Williams Co. (The)	180	98,977

		1,086,467

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	41,115
Vulcan Materials Co.	300	45,372

		86,487

Containers & Packaging (0.1%)
Amcor plc	3,634	35,432
Avery Dennison Corp.	180	20,443
Ball Corp.	720	52,423
International Paper Co.	870	36,383
Packaging Corp. of America	210	22,281
Sealed Air Corp.	330	13,698
Westrock Co.	540	19,683

		200,343

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,210	30,720
Newmont Goldcorp Corp.	1,815	68,825
Nucor Corp.	660	33,600

		133,145

Total Materials		1,506,442

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	240	36,970
American Tower Corp. (REIT)	990	218,919
Apartment Investment & Management Co. (REIT), Class A	330	17,206
AvalonBay Communities, Inc. (REIT)	300	64,599
Boston Properties, Inc. (REIT)	330	42,788
Crown Castle International Corp. (REIT)	930	129,279
Digital Realty Trust, Inc. (REIT)	450	58,414
Duke Realty Corp. (REIT)	780	26,497
Equinix, Inc. (REIT)	210	121,128
Equity Residential (REIT)	810	69,871
Essex Property Trust, Inc. (REIT)	150	48,997
Extra Space Storage, Inc. (REIT)	270	31,541
Federal Realty Investment Trust (REIT)	180	24,505
HCP, Inc. (REIT)	1,050	37,412
Host Hotels & Resorts, Inc. (REIT)	1,620	28,010
Iron Mountain, Inc. (REIT)	630	20,406
Kimco Realty Corp. (REIT)	930	19,418
Macerich Co. (The) (REIT)(x)	210	6,634
Mid-America Apartment Communities, Inc. (REIT)	240	31,202
Prologis, Inc. (REIT)	1,380	117,604
Public Storage (REIT)	330	80,939
Realty Income Corp. (REIT)	660	50,609
Regency Centers Corp. (REIT)	360	25,016
SBA Communications Corp. (REIT)	240	57,876
Simon Property Group, Inc. (REIT)	690	107,399
SL Green Realty Corp. (REIT)	180	14,715
UDR, Inc. (REIT)	600	29,088
Ventas, Inc. (REIT)	780	56,963
Vornado Realty Trust (REIT)	360	22,921
Welltower, Inc. (REIT)	840	76,146
Weyerhaeuser Co. (REIT)	1,650	45,705

		1,718,777

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	36,577

Total Real Estate		1,755,354

Utilities (1.2%)
Electric Utilities (0.7%)
Alliant Energy Corp.	510	27,504
American Electric Power Co., Inc.	1,080	101,185
Duke Energy Corp.	1,620	155,293
Edison International	720	54,303
Entergy Corp.	420	49,291
Evergy, Inc.	540	35,943
Eversource Energy	690	58,974
Exelon Corp.	2,130	102,900
FirstEnergy Corp.	1,110	53,535
NextEra Energy, Inc.	1,080	251,629
Pinnacle West Capital Corp.	240	23,297
PPL Corp.	1,590	50,069
Southern Co. (The)	2,280	140,836
Xcel Energy, Inc.	1,140	73,975

		1,178,734

Gas Utilities (0.0%)
Atmos Energy Corp.	240	27,334

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,440	23,529
NRG Energy, Inc.	600	23,760

		47,289

Multi-Utilities (0.4%)
Ameren Corp.	540	43,227
CenterPoint Energy, Inc.	1,110	33,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	600	$38,370
Consolidated Edison, Inc.	690	65,184
Dominion Energy, Inc.	1,770	143,441
DTE Energy Co.	390	51,854
NiSource, Inc.	810	24,235
Public Service Enterprise Group, Inc.	1,110	68,909
Sempra Energy	600	88,566
WEC Energy Group, Inc.	690	65,619

		622,905

Water Utilities (0.1%)
American Water Works Co., Inc.	390	48,450

Total Utilities		1,924,712

Total Common Stocks (33.7%) (Cost $50,935,909)		55,146,011

EXCHANGE TRADED FUNDS (ETF):
Equity (24.1%)
iShares MSCI EAFE ETF	397,815	25,941,516
iShares Russell 2000 ETF(x)	41,969	6,351,589
SPDR S&P MidCap 400 ETF Trust	20,128	7,094,516

Total Exchange Traded Funds (24.1%) (Cost $40,351,835)		39,387,621

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (23.9%)
JPMorgan Prime Money Market Fund, IM Shares	39,050,648	39,062,363

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $18,579, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $18,950.(xx)	$18,578	18,578
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,622, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,654.(xx)	1,622	1,622

Total Repurchase Agreements		20,200

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bills
1.77%, 12/26/19(p)	27,392,600	27,275,801

Total Short-Term Investments (40.5%) (Cost $66,351,030)		66,358,364

Total Investments in Securities (98.3%) (Cost $157,638,774)		160,891,996
Other Assets Less Liabilities (1.7%)		2,708,784

Net Assets (100%)		$163,600,780

*	Non-income producing.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $5,804,018. This was collateralized by $6,374,070 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-2/15/48 and by cash of $20,200 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	164	12/2019	EUR	6,354,626	79,933
FTSE 100 Index	17	12/2019	GBP	1,543,325	18,519
MSCI EAFE E-Mini Index	112	12/2019	USD	10,631,040	13,065
Russell 2000 E-Mini Index	8	12/2019	USD	610,000	(22,535)
S&P 500 E-Mini Index	82	12/2019	USD	12,211,850	(141,030)
U.S. Treasury 2 Year Note	40	12/2019	USD	8,620,000	(19,737)
U.S. Treasury 5 Year Note	25	12/2019	USD	2,978,711	(20,368)
U.S. Treasury 10 Year Note	83	12/2019	USD	10,815,938	(93,975)

					(186,128)

Short Contracts
SPI 200 Index	(4)	12/2019	AUD	(451,002)	(355)
TOPIX Index	(15)	12/2019	JPY	(2,203,006)	(36,925)

					(37,280)

					(223,408)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,255,923	AUD	1,826,000	BNP Paribas	12/16/2019	20,479
USD	1,795,363	AUD	2,639,115	Citibank NA	12/16/2019	9,778
USD	668,608	CHF	661,215	JPMorgan Chase Bank	12/16/2019	1,591
USD	2,673,497	CHF	2,592,397	Morgan Stanley	12/16/2019	58,354
USD	3,472,743	EUR	3,164,000	Goldman Sachs International	12/16/2019	3,773
USD	2,089,885	EUR	1,853,079	JPMorgan Chase Bank	12/16/2019	58,193
USD	1,021,863	GBP	822,911	Citibank NA	12/16/2019	6,868
USD	375,208	GBP	303,000	JPMorgan Chase Bank	12/16/2019	1,482
USD	234,439	JPY	25,127,000	BNP Paribas	12/16/2019	750
USD	1,705,768	JPY	180,379,025	JPMorgan Chase Bank	12/16/2019	28,185
USD	1,256,424	NOK	11,409,000	JPMorgan Chase Bank	12/16/2019	840
USD	1,870,236	SEK	18,196,000	Citibank NA	12/16/2019	12,121
USD	1,286,569	SEK	12,505,988	JPMorgan Chase Bank	12/16/2019	9,500

Total unrealized appreciation						211,914

AUD	1,994,677	USD	1,360,083	BNP Paribas	12/16/2019	(10,515)
AUD	2,639,115	USD	1,802,837	JPMorgan Chase Bank	12/16/2019	(17,251)
AUD	4,145,000	USD	2,807,775	Morgan Stanley	12/16/2019	(3,331)
CHF	836,000	USD	850,196	JPMorgan Chase Bank	12/16/2019	(6,860)
CHF	577,602	USD	591,353	JPMorgan Chase Bank	12/16/2019	(8,683)
EUR	477,369	USD	528,453	BNP Paribas	12/16/2019	(5,072)
EUR	1,375,711	USD	1,554,020	Citibank NA	12/16/2019	(45,708)
EUR	697,000	USD	775,358	JPMorgan Chase Bank	12/16/2019	(11,176)
EUR	1,211,000	USD	1,348,969	Natwest Markets plc	12/16/2019	(21,244)
GBP	1,136,000	USD	1,431,747	Morgan Stanley	12/16/2019	(30,582)
JPY	230,024,000	USD	2,142,167	Citibank NA	12/16/2019	(2,870)
JPY	27,503,000	USD	257,687	JPMorgan Chase Bank	12/16/2019	(1,900)
NOK	11,439,432	USD	1,291,808	JPMorgan Chase Bank	12/16/2019	(32,875)
NOK	17,630,000	USD	1,963,891	JPMorgan Chase Bank	12/16/2019	(23,674)
NZD	4,518,000	USD	2,849,277	Citibank NA	12/16/2019	(15,170)
NZD	1,360,000	USD	873,026	HSBC Bank plc	12/16/2019	(19,908)
NZD	1,972,136	USD	1,275,832	JPMorgan Chase Bank	12/16/2019	(38,726)
SEK	13,086,083	USD	1,355,609	Citibank NA	12/16/2019	(19,302)
SEK	12,505,988	USD	1,321,225	JPMorgan Chase Bank	12/16/2019	(44,155)
USD	1,466,953	GBP	1,190,000	Citibank NA	12/16/2019	(817)
USD	181,034	GBP	148,277	JPMorgan Chase Bank	12/16/2019	(1,854)

Total unrealized depreciation						(361,673)

Net unrealized depreciation						(149,759)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,707,533	$—	$—	$5,707,533
Consumer Discretionary	5,623,007	—	—	5,623,007
Consumer Staples	4,144,046	—	—	4,144,046
Energy	2,465,087	—	—	2,465,087
Financials	7,194,189	—	—	7,194,189
Health Care	7,535,395	—	—	7,535,395
Industrials	5,171,531	—	—	5,171,531
Information Technology	12,118,715	—	—	12,118,715
Materials	1,506,442	—	—	1,506,442
Real Estate	1,755,354	—	—	1,755,354
Utilities	1,924,712	—	—	1,924,712
Exchange Traded Funds	39,387,621	—	—	39,387,621
Forward Currency Contracts	—	211,914	—	211,914
Futures	111,517	—	—	111,517
Short-Term Investments
Investment Company	39,062,363	—	—	39,062,363
Repurchase Agreements	—	20,200	—	20,200
U.S. Treasury Obligations	—	27,275,801	—	27,275,801

Total Assets	$133,707,512	$27,507,915	$—	$161,215,427

Liabilities:
Forward Currency Contracts	$—	$(361,673)	$—	$(361,673)
Futures	(334,925)	—	—	(334,925)

Total Liabilities	$(334,925)	$(361,673)	$—	$(696,598)

Total	$133,372,587	$27,146,242	$—	$160,518,829

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,257,903
Aggregate gross unrealized depreciation	(3,721,464)

Net unrealized appreciation	$2,536,439

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,982,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	91,168	$3,449,797
BT Group plc	74,255	163,044
Cellnex Telecom SA(m)*	1,753	72,415
CenturyLink, Inc.	11,900	148,512
Deutsche Telekom AG (Registered)	30,086	504,804
Elisa OYJ	1,328	68,464
HKT Trust & HKT Ltd.	32,415	51,449
Iliad SA	256	24,058
Koninklijke KPN NV	32,245	100,551
Nippon Telegraph & Telephone Corp.	5,810	277,053
Orange SA	18,025	282,809
PCCW Ltd.	31,094	17,456
Proximus SADP	1,481	43,987
Singapore Telecommunications Ltd.	72,285	162,446
Spark New Zealand Ltd.	15,677	43,293
Swisscom AG (Registered)	234	115,423
Telecom Italia SpA (Aquis Stock Exchange)	51,497	28,154
Telecom Italia SpA (Turquoise Stock Exchange)*	82,337	46,981
Telefonica Deutschland Holding AG	6,587	18,365
Telefonica SA	42,180	321,865
Telenor ASA	6,659	133,617
Telia Co. AB	25,405	113,733
Telstra Corp. Ltd.	35,563	84,251
TPG Telecom Ltd.(x)	2,569	12,034
United Internet AG (Registered)	1,130	40,312
Verizon Communications, Inc.	51,750	3,123,630

		9,448,503

Entertainment (0.9%)
Activision Blizzard, Inc.	9,561	505,968
Electronic Arts, Inc.*	3,750	366,825
Konami Holdings Corp.	905	43,691
Netflix, Inc.*	5,480	1,466,558
Nexon Co. Ltd.*	4,441	53,846
Nintendo Co. Ltd.	1,035	383,082
Take-Two Interactive Software, Inc.*	1,431	179,362
Toho Co. Ltd.	1,107	48,478
Ubisoft Entertainment SA*	795	57,484
Viacom, Inc., Class B	4,400	105,732
Vivendi SA	8,254	226,530
Walt Disney Co. (The)	23,135	3,014,953

		6,452,509

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	3,790	4,628,121
Alphabet, Inc., Class C*	3,870	4,717,530
Auto Trader Group plc(m)	8,214	51,508
Facebook, Inc., Class A*	30,090	5,358,427
Kakaku.com, Inc.	1,312	32,252
LINE Corp.*	624	22,305
REA Group Ltd.(x)	468	34,184
TripAdvisor, Inc.*	1,250	48,350
Twitter, Inc.*	9,031	372,077
Z Holdings Corp.	24,470	68,799

		15,333,553

Media (0.8%)
Axel Springer SE*	493	33,853
CBS Corp. (Non-Voting), Class B	4,200	169,554
Charter Communications, Inc., Class A*	2,236	921,500
Comcast Corp., Class A	56,850	2,562,798
CyberAgent, Inc.	1,001	38,420
Dentsu, Inc.	1,954	68,763
Discovery, Inc., Class A(x)*	1,950	51,928
Discovery, Inc., Class C*	4,490	110,544
DISH Network Corp., Class A*	2,825	96,248
Eutelsat Communications SA	1,519	28,270
Fox Corp., Class A	4,400	138,754
Fox Corp., Class B	2,033	64,121
Hakuhodo DY Holdings, Inc.	2,066	29,827
Informa plc	11,432	119,759
Interpublic Group of Cos., Inc. (The)	4,770	102,841
ITV plc	30,951	47,912
JCDecaux SA	687	18,600
News Corp., Class A	4,800	66,816
News Corp., Class B	1,550	22,157
Omnicom Group, Inc.	2,800	219,240
Pearson plc	6,895	62,566
Publicis Groupe SA	1,928	94,816
RTL Group SA	344	16,543
Schibsted ASA, Class B	920	25,787
SES SA (FDR)	3,340	60,886
Singapore Press Holdings Ltd.	11,960	17,999
Telenet Group Holding NV	462	21,804
WPP plc	11,502	143,968

		5,356,274

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	527	16,428
KDDI Corp.	16,004	418,139
Millicom International Cellular SA (SDR)	645	31,293
NTT DOCOMO, Inc.	12,088	307,776
Softbank Corp.	15,000	203,098
SoftBank Group Corp.	14,904	584,444
Tele2 AB, Class B(x)	4,423	65,824
T-Mobile US, Inc.*	4,041	318,310
Vodafone Group plc	241,189	480,417

		2,425,729

Total Communication Services		39,016,568

Consumer Discretionary (6.5%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	47,915
Aptiv plc	3,300	288,486
BorgWarner, Inc.	2,600	95,368
Bridgestone Corp.	5,156	199,516
Cie Generale des Etablissements Michelin SCA	1,551	173,109
Continental AG	992	127,261
Denso Corp.	3,914	171,908
Faurecia SE	709	33,631
Koito Manufacturing Co. Ltd.	962	46,977
NGK Spark Plug Co. Ltd.	1,383	26,323
Nokian Renkaat OYJ	1,130	31,875
Pirelli & C SpA(m)	3,486	20,624
Stanley Electric Co. Ltd.	1,203	31,776
Sumitomo Electric Industries Ltd.	6,789	86,083
Sumitomo Rubber Industries Ltd.	1,478	17,524
Toyoda Gosei Co. Ltd.	700	14,003
Toyota Industries Corp.	1,374	78,787
Valeo SA	2,294	74,385
Yokohama Rubber Co. Ltd. (The)	1,089	21,765

		1,587,316

Automobiles (0.7%)
Bayerische Motoren Werke AG	3,016	212,326
Bayerische Motoren Werke AG (Preference)(q)	529	29,377
Daimler AG (Registered)	8,209	408,180
Ferrari NV	1,123	173,259
Fiat Chrysler Automobiles NV	9,730	125,905
Ford Motor Co.	48,950	448,382
General Motors Co.	16,400	614,672
Harley-Davidson, Inc.	2,000	71,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	14,769	$382,253
Isuzu Motors Ltd.	5,064	55,757
Mazda Motor Corp.	5,326	47,263
Mitsubishi Motors Corp.	5,730	24,854
Nissan Motor Co. Ltd.(x)	20,342	126,821
Peugeot SA	5,453	135,987
Porsche Automobil Holding SE (Preference)(q)	1,377	89,602
Renault SA	1,767	101,420
Subaru Corp.	5,626	158,178
Suzuki Motor Corp.	3,325	141,057
Toyota Motor Corp.	20,618	1,375,995
Volkswagen AG	305	52,425
Volkswagen AG (Preference)(q)	1,680	285,764
Yamaha Motor Co. Ltd.	2,568	46,503

		5,107,920

Distributors (0.1%)
Genuine Parts Co.	1,850	184,241
Jardine Cycle & Carriage Ltd.	925	20,077
LKQ Corp.*	3,950	124,228

		328,546

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	17,284
H&R Block, Inc.	2,550	60,231

		77,515

Hotels, Restaurants & Leisure (1.1%)
Accor SA	1,695	70,666
Aristocrat Leisure Ltd.	5,254	108,513
Carnival Corp.	5,000	218,550
Carnival plc	1,481	61,366
Chipotle Mexican Grill, Inc.*	340	285,760
Compass Group plc	14,317	368,441
Crown Resorts Ltd.	3,266	26,563
Darden Restaurants, Inc.	1,550	183,241
Flight Centre Travel Group Ltd.(x)	522	16,771
Flutter Entertainment plc	729	68,143
Galaxy Entertainment Group Ltd.	19,394	120,629
Genting Singapore Ltd.	51,727	32,934
GVC Holdings plc	5,315	48,582
Hilton Worldwide Holdings, Inc.	3,716	345,997
InterContinental Hotels Group plc	1,616	100,838
Marriott International, Inc., Class A	3,520	437,782
McDonald’s Corp.	9,650	2,071,952
McDonald’s Holdings Co. Japan Ltd.	601	29,070
Melco Resorts & Entertainment Ltd. (ADR)	1,868	36,258
Merlin Entertainments plc(m)	6,299	35,038
MGM China Holdings Ltd.	6,979	10,881
MGM Resorts International	6,231	172,723
Norwegian Cruise Line Holdings Ltd.*	2,725	141,073
Oriental Land Co. Ltd.	1,837	279,309
Royal Caribbean Cruises Ltd.	2,150	232,910
Sands China Ltd.	21,793	98,709
Shangri-La Asia Ltd.(x)	8,907	9,091
SJM Holdings Ltd.	16,347	15,538
Sodexo SA	826	92,731
Starbucks Corp.	15,532	1,373,339
Tabcorp Holdings Ltd.	18,193	59,555
TUI AG	3,980	46,284
Whitbread plc	1,658	87,537
Wynn Macau Ltd.	13,352	26,064
Wynn Resorts Ltd.	1,200	130,464
Yum! Brands, Inc.	3,900	442,377

		7,885,679

Household Durables (0.4%)
Barratt Developments plc	8,650	68,919
Berkeley Group Holdings plc	1,189	61,094
Casio Computer Co. Ltd.	1,751	27,125
DR Horton, Inc.	4,250	224,018
Electrolux AB	2,036	48,273
Garmin Ltd.	1,500	127,035
Husqvarna AB, Class B	3,561	27,087
Iida Group Holdings Co. Ltd.	1,340	21,787
Leggett & Platt, Inc.	1,600	65,504
Lennar Corp., Class A	3,650	203,853
Mohawk Industries, Inc.*	800	99,256
Newell Brands, Inc.	5,350	100,152
Nikon Corp.(x)	2,912	36,304
NVR, Inc.*	44	163,563
Panasonic Corp.	19,732	159,790
Persimmon plc	2,969	79,217
PulteGroup, Inc.	3,200	116,960
Rinnai Corp.	300	20,143
SEB SA	221	33,555
Sekisui Chemical Co. Ltd.	3,421	52,933
Sekisui House Ltd.	5,726	112,534
Sharp Corp.	1,887	20,855
Sony Corp.	11,472	673,413
Taylor Wimpey plc	27,954	55,509
Whirlpool Corp.	800	126,688

		2,725,567

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	5,217	9,056,242
Booking Holdings, Inc.*	612	1,201,117
Delivery Hero SE(m)*	1,016	45,137
eBay, Inc.	11,340	442,033
Expedia Group, Inc.	1,500	201,615
Mercari, Inc.*	671	16,663
Ocado Group plc*	4,103	66,718
Prosus NV*	4,429	325,125
Rakuten, Inc.	7,769	76,522
Zalando SE(m)*	1,168	53,316
ZOZO, Inc.	1,766	40,702

		11,525,190

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	113,655
Hasbro, Inc.	1,450	172,101
Sankyo Co. Ltd.	470	16,149
Sega Sammy Holdings, Inc.	1,589	22,220
Shimano, Inc.	670	100,880
Yamaha Corp.	1,312	58,850

		483,855

Multiline Retail (0.3%)
Dollar General Corp.	3,280	521,323
Dollar Tree, Inc.*	2,960	337,914
Harvey Norman Holdings Ltd.(x)	3,969	12,135
Isetan Mitsukoshi Holdings Ltd.	2,911	23,207
J Front Retailing Co. Ltd.	2,081	24,327
Kohl’s Corp.	2,070	102,796
Macy’s, Inc.	3,840	59,674
Marks & Spencer Group plc	13,881	31,481
Marui Group Co. Ltd.	1,716	36,216
Next plc	1,249	94,999
Nordstrom, Inc.(x)	1,380	46,465
Pan Pacific International Holdings Corp.	4,000	66,775
Ryohin Keikaku Co. Ltd.	2,200	41,060
Target Corp.	6,500	694,915
Wesfarmers Ltd.	10,235	274,943

		2,368,230

Specialty Retail (1.2%)
ABC-Mart, Inc.	319	20,268
Advance Auto Parts, Inc.	940	155,476
AutoZone, Inc.*	313	339,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Best Buy Co., Inc.	2,920	$201,451
CarMax, Inc.*	2,160	190,080
Dufry AG (Registered)*	389	32,537
Fast Retailing Co. Ltd.	528	313,553
Gap, Inc. (The)	2,650	46,004
Hennes & Mauritz AB, Class B	7,252	140,590
Hikari Tsushin, Inc.	191	41,300
Home Depot, Inc. (The)	14,160	3,285,403
Industria de Diseno Textil SA	9,862	305,274
Kingfisher plc	18,512	47,071
L Brands, Inc.	2,830	55,440
Lowe’s Cos., Inc.	10,030	1,102,899
Nitori Holdings Co. Ltd.	756	110,542
O’Reilly Automotive, Inc.*	1,020	406,480
Ross Stores, Inc.	4,680	514,098
Shimamura Co. Ltd.	202	15,992
Tiffany & Co.	1,350	125,050
TJX Cos., Inc. (The)	15,480	862,855
Tractor Supply Co.	1,530	138,373
Ulta Beauty, Inc.*	700	175,455
USS Co. Ltd.	2,143	41,562
Yamada Denki Co. Ltd.	5,416	26,197

		8,693,436

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,629	507,180
Burberry Group plc	3,866	103,340
Capri Holdings Ltd.*	1,850	61,346
Cie Financiere Richemont SA (Registered)	4,712	345,687
EssilorLuxottica SA	2,551	367,716
Hanesbrands, Inc.	4,500	68,940
Hermes International	289	199,707
HUGO BOSS AG	598	32,035
Kering SA	684	348,571
LVMH Moet Hennessy Louis Vuitton SE	2,508	996,805
Moncler SpA	1,690	60,234
NIKE, Inc., Class B	15,950	1,498,024
Pandora A/S	981	39,369
Puma SE	830	64,231
PVH Corp.	950	83,818
Ralph Lauren Corp.	700	66,829
Swatch Group AG (The)	275	72,990
Swatch Group AG (The) (Registered)	533	26,782
Tapestry, Inc.	3,600	93,780
Under Armour, Inc., Class A*	2,350	46,859
Under Armour, Inc., Class C*	2,407	43,639
VF Corp.	4,050	360,409
Yue Yuen Industrial Holdings Ltd.	4,951	13,550

		5,501,841

Total Consumer Discretionary		46,285,095

Consumer Staples (5.4%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	6,878	655,359
Asahi Group Holdings Ltd.	3,283	162,442
Brown-Forman Corp., Class B	2,050	128,699
Carlsberg A/S, Class B	997	147,368
Coca-Cola Amatil Ltd.	4,066	29,227
Coca-Cola Bottlers Japan, Inc.	1,178	26,409
Coca-Cola Co. (The)	48,000	2,613,120
Coca-Cola European Partners plc	2,141	118,718
Coca-Cola HBC AG*	1,899	62,039
Constellation Brands, Inc., Class A	2,100	435,288
Davide Campari-Milano SpA	5,062	45,739
Diageo plc	21,924	898,465
Heineken Holding NV	1,087	108,229
Heineken NV	2,370	256,148
Kirin Holdings Co. Ltd.	7,380	156,166
Molson Coors Brewing Co., Class B	2,300	132,250
Monster Beverage Corp.*	4,970	288,558
PepsiCo, Inc.	17,700	2,426,670
Pernod Ricard SA	1,917	341,414
Remy Cointreau SA	239	31,729
Suntory Beverage & Food Ltd.	1,301	55,590
Treasury Wine Estates Ltd.	6,679	83,713

		9,203,340

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	5,903	108,124
Carrefour SA	5,505	96,363
Casino Guichard Perrachon SA(x)	510	24,342
Coles Group Ltd.	10,032	104,275
Colruyt SA	533	29,210
Costco Wholesale Corp.	5,500	1,584,605
Dairy Farm International Holdings Ltd.	2,900	18,270
FamilyMart Co. Ltd.	2,376	57,859
ICA Gruppen AB	857	39,594
J Sainsbury plc	15,273	41,276
Jeronimo Martins SGPS SA	2,151	36,293
Koninklijke Ahold Delhaize NV	10,685	267,337
Kroger Co. (The)	9,970	257,027
Lawson, Inc.	445	22,759
METRO AG	1,588	25,063
Seven & i Holdings Co. Ltd.	6,826	260,856
Sundrug Co. Ltd.	652	20,502
Sysco Corp.	5,950	472,430
Tesco plc	88,399	261,945
Tsuruha Holdings, Inc.	350	38,099
Walgreens Boots Alliance, Inc.	10,050	555,865
Walmart, Inc.	17,820	2,114,878
Welcia Holdings Co. Ltd.	418	21,030
Wm Morrison Supermarkets plc	21,376	52,644
Woolworths Group Ltd.	11,892	299,228

		6,809,874

Food Products (1.2%)
a2 Milk Co. Ltd.*	6,376	52,943
Ajinomoto Co., Inc.	3,988	75,242
Archer-Daniels-Midland Co.	7,000	287,490
Associated British Foods plc	3,187	90,245
Barry Callebaut AG (Registered)	22	45,364
Calbee, Inc.	736	22,871
Campbell Soup Co.	2,400	112,608
Chocoladefabriken Lindt & Spruengli AG(x)	10	73,844
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,761
Conagra Brands, Inc.	6,050	185,614
Danone SA	5,566	490,308
General Mills, Inc.	7,450	410,644
Golden Agri-Resources Ltd.	49,475	8,054
Hershey Co. (The)	1,750	271,232
Hormel Foods Corp.	3,400	148,682
JM Smucker Co. (The)	1,400	154,028
Kellogg Co.	3,150	202,702
Kerry Group plc (London Stock Exchange), Class A	1,404	164,200
Kerry Group plc (Turquoise Stock Exchange), Class A	43	5,029
Kikkoman Corp.	1,390	66,334
Kraft Heinz Co. (The)	7,750	216,496
Lamb Weston Holdings, Inc.	1,814	131,914
McCormick & Co., Inc. (Non-Voting)	1,500	234,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Meiji Holdings Co. Ltd.	1,034	$75,356
Mondelez International, Inc., Class A	18,200	1,006,824
Mowi ASA	3,987	91,988
Nestle SA (Registered)	27,648	2,999,575
NH Foods Ltd.	788	31,666
Nisshin Seifun Group, Inc.	1,920	35,479
Nissin Foods Holdings Co. Ltd.	574	41,408
Orkla ASA	6,964	63,351
Toyo Suisan Kaisha Ltd.	904	36,202
Tyson Foods, Inc., Class A	3,650	314,411
Vitasoy International Holdings Ltd.	6,700	27,141
WH Group Ltd.(m)	86,015	77,041
Wilmar International Ltd.	16,661	44,963
Yakult Honsha Co. Ltd.	1,095	61,168
Yamazaki Baking Co. Ltd.	1,222	21,790

		8,461,418

Household Products (1.0%)
Church & Dwight Co., Inc.	3,050	229,482
Clorox Co. (The)	1,600	242,992
Colgate-Palmolive Co.	10,850	797,583
Essity AB, Class B	5,542	161,744
Henkel AG & Co. KGaA	992	90,823
Henkel AG & Co. KGaA (Preference)(q)	1,610	159,338
Kimberly-Clark Corp.	4,350	617,918
Lion Corp.	2,170	42,768
Pigeon Corp.(x)	1,146	47,218
Procter & Gamble Co. (The)	31,197	3,880,283
Reckitt Benckiser Group plc	6,387	498,203
Unicharm Corp.	3,614	114,311

		6,882,663

Personal Products (0.5%)
Beiersdorf AG	950	112,036
Coty, Inc., Class A	5,601	58,866
Estee Lauder Cos., Inc. (The), Class A	2,750	547,112
Kao Corp.	4,443	328,073
Kobayashi Pharmaceutical Co. Ltd.	496	37,707
Kose Corp.	315	53,168
L’Oreal SA	2,277	637,579
Pola Orbis Holdings, Inc.	967	21,634
Shiseido Co. Ltd.	3,611	288,179
Unilever NV	13,157	790,877
Unilever plc	10,102	607,383

		3,482,614

Tobacco (0.5%)
Altria Group, Inc.	23,500	961,150
British American Tobacco plc	20,705	765,644
Imperial Brands plc	8,654	194,530
Japan Tobacco, Inc.	10,832	237,027
Philip Morris International, Inc.	19,450	1,476,838
Swedish Match AB	1,656	68,484

		3,703,673

Total Consumer Staples		38,543,582

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	6,400	148,480
Halliburton Co.	10,950	206,408
Helmerich & Payne, Inc.	1,350	54,095
John Wood Group plc	5,790	27,045
National Oilwell Varco, Inc.	4,800	101,760
Schlumberger Ltd.	17,350	592,850
TechnipFMC plc	5,308	128,135
Tenaris SA	4,343	46,077
WorleyParsons Ltd.(x)	2,844	24,973

		1,329,823

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	942	25,202
Apache Corp.	4,750	121,600
BP plc	182,870	1,159,765
Cabot Oil & Gas Corp.	5,400	94,878
Caltex Australia Ltd.	2,405	42,724
Chevron Corp.	23,950	2,840,470
Cimarex Energy Co.	1,200	57,528
Concho Resources, Inc.	2,500	169,750
ConocoPhillips	14,400	820,512
Devon Energy Corp.	5,850	140,751
Diamondback Energy, Inc.	1,916	172,268
Eni SpA	22,963	351,250
EOG Resources, Inc.	7,250	538,095
Equinor ASA	9,041	171,972
Exxon Mobil Corp.	53,058	3,746,425
Galp Energia SGPS SA	4,556	68,652
Hess Corp.	3,100	187,488
HollyFrontier Corp.	1,984	106,422
Idemitsu Kosan Co. Ltd.	1,771	50,038
Inpex Corp.	8,922	81,781
JXTG Holdings, Inc.	28,377	129,229
Kinder Morgan, Inc.	23,750	489,488
Koninklijke Vopak NV	622	31,972
Lundin Petroleum AB	1,756	52,676
Marathon Oil Corp.	10,400	127,608
Marathon Petroleum Corp.	8,646	525,245
Neste OYJ	3,819	126,416
Noble Energy, Inc.	6,000	134,760
Occidental Petroleum Corp.	11,298	502,422
Oil Search Ltd.	11,716	57,884
OMV AG	1,345	72,185
ONEOK, Inc.	5,112	376,703
Origin Energy Ltd.	15,019	80,793
Phillips 66	5,300	542,720
Pioneer Natural Resources Co.	2,150	270,406
Repsol SA	13,242	206,971
Royal Dutch Shell plc, Class A	39,962	1,171,385
Royal Dutch Shell plc, Class B	33,809	996,014
Santos Ltd.	15,981	83,379
TOTAL SA	21,462	1,120,150
Valero Energy Corp.	5,300	451,772
Washington H Soul Pattinson & Co. Ltd.(x)	1,274	18,083
Williams Cos., Inc. (The)	15,138	364,220
Woodside Petroleum Ltd.	8,450	184,674

		19,064,726

Total Energy		20,394,549

Financials (8.9%)
Banks (4.2%)
ABN AMRO Bank NV (CVA)(m)	3,803	67,047
AIB Group plc	6,364	18,895
Aozora Bank Ltd.	1,069	26,714
Australia & New Zealand Banking Group Ltd.	25,789	496,427
Banco Bilbao Vizcaya Argentaria SA	60,187	313,605
Banco de Sabadell SA	49,047	47,589
Banco Santander SA	146,558	596,872
Bank Hapoalim BM*	10,232	80,649
Bank Leumi Le-Israel BM	13,266	94,412
Bank of America Corp.	107,591	3,138,429
Bank of East Asia Ltd. (The)	11,080	27,284
Bank of Ireland Group plc	8,430	33,537
Bank of Kyoto Ltd. (The)	591	23,093
Bank of Queensland Ltd.(x)	3,075	20,589
Bankia SA	10,543	19,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bankinter SA	5,760	$36,375
Barclays plc	154,663	286,009
BB&T Corp.	9,650	515,020
Bendigo & Adelaide Bank Ltd.	4,471	34,673
BNP Paribas SA	10,154	494,379
BOC Hong Kong Holdings Ltd.	33,361	113,222
CaixaBank SA	32,394	85,092
Chiba Bank Ltd. (The)	4,259	21,901
Citigroup, Inc.	30,600	2,113,848
Citizens Financial Group, Inc.	5,850	206,914
Comerica, Inc.	2,000	131,980
Commerzbank AG	8,627	50,043
Commonwealth Bank of Australia(x)	15,979	871,754
Concordia Financial Group Ltd.	8,494	32,523
Credit Agricole SA	10,178	123,582
Danske Bank A/S	6,013	83,726
DBS Group Holdings Ltd.	16,331	295,391
DNB ASA	8,624	151,907
Erste Group Bank AG*	2,831	93,619
Fifth Third Bancorp	8,200	224,516
FinecoBank Banca Fineco SpA	4,672	49,456
First Republic Bank	2,045	197,751
Fukuoka Financial Group, Inc.	1,705	32,184
Hang Seng Bank Ltd.	7,036	151,713
HSBC Holdings plc	180,991	1,389,969
Huntington Bancshares, Inc.	13,300	189,791
ING Groep NV	35,129	367,726
Intesa Sanpaolo SpA	134,341	318,548
Israel Discount Bank Ltd., Class A	10,506	46,210
Japan Post Bank Co. Ltd.	3,569	34,559
JPMorgan Chase & Co.	41,650	4,901,789
KBC Group NV	2,282	148,291
KeyCorp	12,950	231,028
Lloyds Banking Group plc	644,032	428,560
M&T Bank Corp.	1,750	276,448
Mebuki Financial Group, Inc.	7,194	17,698
Mediobanca Banca di Credito Finanziario SpA	5,287	57,741
Mitsubishi UFJ Financial Group, Inc.	111,034	563,154
Mizrahi Tefahot Bank Ltd.	1,409	35,020
Mizuho Financial Group, Inc.	217,743	333,487
National Australia Bank Ltd.	25,071	502,574
Nordea Bank Abp	27,443	194,613
Oversea-Chinese Banking Corp. Ltd.	28,820	226,448
People’s United Financial, Inc.	4,700	73,485
PNC Financial Services Group, Inc. (The)	5,800	812,928
Raiffeisen Bank International AG	1,299	30,143
Regions Financial Corp.	12,950	204,869
Resona Holdings, Inc.	17,984	77,009
Royal Bank of Scotland Group plc	42,358	108,121
Seven Bank Ltd.	5,281	14,457
Shinsei Bank Ltd.	1,380	20,089
Shizuoka Bank Ltd. (The)	3,936	29,304
Skandinaviska Enskilda Banken AB, Class A	14,739	135,471
Societe Generale SA	7,009	192,056
Standard Chartered plc	25,390	213,595
Sumitomo Mitsui Financial Group, Inc.	12,000	410,081
Sumitomo Mitsui Trust Holdings, Inc.	3,093	111,448
SunTrust Banks, Inc.	5,600	385,280
SVB Financial Group*	700	146,265
Svenska Handelsbanken AB, Class A	13,478	126,208
Swedbank AB, Class A	8,321	119,776
UniCredit SpA	18,308	215,911
United Overseas Bank Ltd.	11,358	210,864
US Bancorp	19,000	1,051,460
Wells Fargo & Co.	53,050	2,675,842
Westpac Banking Corp.	31,120	622,572
Zions Bancorp NA	2,400	106,848

		29,760,365

Capital Markets (1.6%)
3i Group plc	8,758	125,613
Affiliated Managers Group, Inc.	650	54,177
Ameriprise Financial, Inc.	1,750	257,425
Amundi SA(m)(x)	541	37,738
ASX Ltd.(x)	1,764	96,523
Bank of New York Mellon Corp. (The)	11,350	513,133
BlackRock, Inc.	1,550	690,742
Cboe Global Markets, Inc.	1,418	162,942
Charles Schwab Corp. (The)	15,050	629,542
CME Group, Inc.	4,500	951,030
Credit Suisse Group AG (Registered)*	23,082	282,960
Daiwa Securities Group, Inc.	13,793	61,410
Deutsche Bank AG (Registered)	17,114	128,168
Deutsche Boerse AG	1,727	269,928
E*TRADE Financial Corp.	3,150	137,623
Franklin Resources, Inc.	3,700	106,782
Goldman Sachs Group, Inc. (The)	4,350	901,451
Hargreaves Lansdown plc	2,655	67,868
Hong Kong Exchanges & Clearing Ltd.	10,787	316,548
Intercontinental Exchange, Inc.	7,100	655,117
Invesco Ltd.	5,150	87,241
Investec plc	6,157	31,697
Japan Exchange Group, Inc.	4,770	74,952
Julius Baer Group Ltd.*	2,122	94,018
London Stock Exchange Group plc	2,848	255,908
Macquarie Group Ltd.	2,942	260,286
Magellan Financial Group Ltd.	1,129	39,198
MarketAxess Holdings, Inc.	482	157,855
Moody’s Corp.	2,100	430,143
Morgan Stanley	16,350	697,655
MSCI, Inc.	1,101	239,743
Nasdaq, Inc.	1,450	144,058
Natixis SA	8,041	33,348
Nomura Holdings, Inc.	28,524	120,797
Northern Trust Corp.	2,750	256,630
Partners Group Holding AG	169	129,673
Raymond James Financial, Inc.	1,590	131,111
S&P Global, Inc.	3,150	771,687
SBI Holdings, Inc.	2,237	47,812
Schroders plc	1,218	46,051
Singapore Exchange Ltd.	6,326	38,767
St James’s Place plc	4,885	58,826
Standard Life Aberdeen plc	22,487	79,021
State Street Corp.	4,750	281,153
T. Rowe Price Group, Inc.	3,000	342,750
UBS Group AG (Registered)*	34,807	395,134

		11,692,234

Consumer Finance (0.3%)
Acom Co. Ltd.	2,416	9,474
AEON Financial Service Co. Ltd.	953	14,331
American Express Co.	8,750	1,034,950
Capital One Financial Corp.	5,900	536,782
Credit Saison Co. Ltd.	1,309	17,542
Discover Financial Services	4,200	340,578
Synchrony Financial	8,250	281,243

		2,234,900

Diversified Financial Services (0.8%)
AMP Ltd.	24,934	30,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hathaway, Inc., Class B*	24,383	$5,072,152
Challenger Ltd.	4,544	22,604
Eurazeo SE	363	27,003
EXOR NV	996	66,742
Groupe Bruxelles Lambert SA	737	70,770
Industrivarden AB, Class C	1,557	34,085
Investor AB, Class B	4,126	201,646
Kinnevik AB, Class B	2,145	56,414
L E Lundbergforetagen AB, Class B	772	29,048
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	20,274
ORIX Corp.	11,969	178,331
Pargesa Holding SA	374	28,761
Tokyo Century Corp.	377	17,416
Wendel SA	254	35,049

		5,891,008

Insurance (2.0%)
Admiral Group plc	1,767	46,016
Aegon NV	15,219	63,316
Aflac, Inc.	9,500	497,040
Ageas	1,713	94,997
AIA Group Ltd.	109,047	1,030,268
Allianz SE (Registered)	3,832	893,185
Allstate Corp. (The)	4,300	467,324
American International Group, Inc.	11,057	615,875
Aon plc	3,000	580,710
Arthur J Gallagher & Co.	2,300	206,011
Assicurazioni Generali SpA	9,890	191,661
Assurant, Inc.	650	81,783
Aviva plc	34,272	168,262
Baloise Holding AG (Registered)	451	80,796
Chubb Ltd.	5,750	928,280
Cincinnati Financial Corp.	1,900	221,673
CNP Assurances	1,583	30,591
Dai-ichi Life Holdings, Inc.	9,820	147,947
Direct Line Insurance Group plc	11,747	43,359
Everest Re Group Ltd.	504	134,109
Gjensidige Forsikring ASA	1,892	37,507
Globe Life, Inc.	1,250	119,700
Hannover Rueck SE	556	93,992
Hartford Financial Services Group, Inc. (The)	4,450	269,715
Insurance Australia Group Ltd.(x)	20,860	111,228
Japan Post Holdings Co. Ltd.	14,347	132,026
Legal & General Group plc	52,465	160,239
Lincoln National Corp.	2,650	159,848
Loews Corp.	3,450	177,606
Mapfre SA	8,698	23,426
Marsh & McLennan Cos., Inc.	6,300	630,315
Medibank Pvt Ltd.(x)	23,529	53,995
MetLife, Inc.	12,350	582,426
MS&AD Insurance Group Holdings, Inc.	4,373	141,554
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,362	352,423
NN Group NV	2,858	101,365
Poste Italiane SpA(m)	4,716	53,612
Principal Financial Group, Inc.	3,250	185,705
Progressive Corp. (The)	7,300	563,925
Prudential Financial, Inc.	5,150	463,243
Prudential plc	23,407	424,506
QBE Insurance Group Ltd.	11,620	98,507
RSA Insurance Group plc	8,738	57,393
Sampo OYJ, Class A	4,036	160,477
SCOR SE	1,477	60,997
Sompo Holdings, Inc.	3,015	125,954
Sony Financial Holdings, Inc.	1,375	29,783
Suncorp Group Ltd.(x)	11,250	103,647
Swiss Life Holding AG (Registered)	313	149,624
Swiss Re AG	2,753	287,147
T&D Holdings, Inc.	4,853	51,391
Tokio Marine Holdings, Inc.	5,847	312,507
Travelers Cos., Inc. (The)	3,300	490,677
Tryg A/S	1,210	34,675
Unum Group	2,700	80,244
Willis Towers Watson plc	1,650	318,401
Zurich Insurance Group AG	1,369	523,980

		14,246,963

Total Financials		63,825,470

Health Care (8.0%)
Biotechnology (1.1%)
AbbVie, Inc.	18,852	1,427,473
Alexion Pharmaceuticals, Inc.*	2,800	274,232
Amgen, Inc.	8,016	1,551,176
BeiGene Ltd. (ADR)*	330	40,412
Biogen, Inc.*	2,550	593,691
Celgene Corp.*	8,750	868,875
CSL Ltd.	4,089	644,954
Genmab A/S*	571	115,910
Gilead Sciences, Inc.	16,200	1,026,756
Grifols SA	2,717	80,076
Incyte Corp.*	2,182	161,970
PeptiDream, Inc.*	841	39,901
Regeneron Pharmaceuticals, Inc.*	1,000	277,400
Vertex Pharmaceuticals, Inc.*	3,200	542,144

		7,644,970

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	21,998	1,840,573
ABIOMED, Inc.*	598	106,378
Alcon, Inc.*	3,927	228,998
Align Technology, Inc.*	909	164,456
Asahi Intecc Co. Ltd.	1,906	50,010
Baxter International, Inc.	6,200	542,314
Becton Dickinson and Co.	3,355	848,681
BioMerieux	427	35,325
Boston Scientific Corp.*	17,300	703,937
Carl Zeiss Meditec AG	364	41,499
Cochlear Ltd.	525	73,758
Coloplast A/S, Class B	1,114	134,169
Cooper Cos., Inc. (The)	619	183,843
Danaher Corp.	7,700	1,112,111
Demant A/S*	1,142	29,250
Dentsply Sirona, Inc.	2,750	146,602
Edwards Lifesciences Corp.*	2,650	582,761
Fisher & Paykel Healthcare Corp. Ltd.	5,370	58,175
Hologic, Inc.*	3,350	169,141
Hoya Corp.	3,450	281,392
IDEXX Laboratories, Inc.*	1,071	291,237
Intuitive Surgical, Inc.*	1,450	782,898
Koninklijke Philips NV	8,459	391,845
Medtronic plc	16,800	1,824,816
Olympus Corp.	10,504	141,446
ResMed, Inc.	1,752	236,713
Sartorius AG (Preference)(q)	346	63,130
Siemens Healthineers AG(m)	1,411	55,511
Smith & Nephew plc	7,986	192,358
Sonova Holding AG (Registered)	516	119,946
Straumann Holding AG (Registered)	97	79,287
Stryker Corp.	3,900	843,570
Sysmex Corp.	1,522	101,800
Teleflex, Inc.	598	203,171
Terumo Corp.	5,828	187,574
Varian Medical Systems, Inc.*	1,150	136,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	2,550	$350,039

		13,335,668

Health Care Providers & Services (1.2%)
Alfresa Holdings Corp.	1,799	40,148
AmerisourceBergen Corp.	1,950	160,543
Anthem, Inc.	3,250	780,325
Cardinal Health, Inc.	3,700	174,603
Centene Corp.*	4,000	173,040
Cigna Corp.	4,790	727,074
CVS Health Corp.	16,187	1,020,914
DaVita, Inc.*	1,550	88,458
Fresenius Medical Care AG & Co. KGaA	1,944	130,734
Fresenius SE & Co. KGaA	3,785	176,962
HCA Healthcare, Inc.	3,350	403,407
Henry Schein, Inc.*	1,450	92,075
Humana, Inc.	1,750	447,422
Laboratory Corp. of America Holdings*	1,250	210,000
McKesson Corp.	2,450	334,817
Medipal Holdings Corp.	1,723	38,340
NMC Health plc(x)	907	30,222
Quest Diagnostics, Inc.	1,700	181,951
Ramsay Health Care Ltd.	1,317	57,664
Ryman Healthcare Ltd.	3,711	30,884
Sonic Healthcare Ltd.	4,063	76,922
Suzuken Co. Ltd.	653	35,028
UnitedHealth Group, Inc.	12,050	2,618,706
Universal Health Services, Inc., Class B	1,050	156,188
WellCare Health Plans, Inc.*	622	161,204

		8,347,631

Health Care Technology (0.0%)
Cerner Corp.	4,090	278,815
M3, Inc.	3,838	92,361

		371,176

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,000	306,520
Eurofins Scientific SE(x)	108	50,193
Illumina, Inc.*	1,850	562,807
IQVIA Holdings, Inc.*	1,976	295,175
Lonza Group AG (Registered)*	672	227,176
Mettler-Toledo International, Inc.*	347	244,427
PerkinElmer, Inc.	1,400	119,238
QIAGEN NV*	2,142	70,134
Sartorius Stedim Biotech	281	39,326
Thermo Fisher Scientific, Inc.	5,050	1,470,913
Waters Corp.*	950	212,068

		3,597,977

Pharmaceuticals (3.3%)
Allergan plc	3,983	670,299
Astellas Pharma, Inc.	16,977	241,564
AstraZeneca plc	11,949	1,066,778
Bayer AG (Registered)	8,418	593,544
Bristol-Myers Squibb Co.	20,450	1,037,019
Chugai Pharmaceutical Co. Ltd.	2,082	161,746
Daiichi Sankyo Co. Ltd.	5,133	323,005
Eisai Co. Ltd.	2,337	118,682
Eli Lilly & Co.	10,937	1,223,085
GlaxoSmithKline plc	44,816	961,336
H Lundbeck A/S	671	22,256
Hisamitsu Pharmaceutical Co., Inc.	529	23,117
Ipsen SA	354	33,607
Johnson & Johnson	33,600	4,347,168
Kyowa Kirin Co. Ltd.	2,194	42,571
Merck & Co., Inc.	32,550	2,740,059
Merck KGaA	1,204	135,626
Mitsubishi Tanabe Pharma Corp.	2,202	24,133
Mylan NV*	6,450	127,581
Nektar Therapeutics*	2,121	38,634
Novartis AG (Registered)	19,570	1,696,897
Novo Nordisk A/S, Class B	15,538	798,795
Ono Pharmaceutical Co. Ltd.	3,464	62,696
Orion OYJ, Class B	1,063	39,648
Otsuka Holdings Co. Ltd.	3,541	132,306
Perrigo Co. plc	1,550	86,630
Pfizer, Inc.	70,193	2,522,034
Recordati SpA	1,031	44,230
Roche Holding AG	6,342	1,845,633
Sanofi	10,134	939,535
Santen Pharmaceutical Co. Ltd.	3,418	59,367
Shionogi & Co. Ltd.	2,434	135,043
Sumitomo Dainippon Pharma Co. Ltd.	1,479	24,280
Taisho Pharmaceutical Holdings Co. Ltd.	330	23,958
Takeda Pharmaceutical Co. Ltd.	13,421	458,021
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	67,665
UCB SA	1,145	83,116
Vifor Pharma AG	417	66,621
Zoetis, Inc.	6,000	747,540

		23,765,825

Total Health Care		57,063,247

Industrials (6.7%)
Aerospace & Defense (1.5%)
Airbus SE	5,256	682,870
Arconic, Inc.	5,366	139,516
BAE Systems plc	28,853	202,214
Boeing Co. (The)	6,650	2,530,126
Dassault Aviation SA	26	36,784
Elbit Systems Ltd.	245	40,596
General Dynamics Corp.	3,500	639,555
Huntington Ingalls Industries, Inc.	527	111,613
L3Harris Technologies, Inc.	2,800	584,192
Leonardo SpA	3,458	40,668
Lockheed Martin Corp.	3,100	1,209,186
Meggitt plc	6,632	51,780
MTU Aero Engines AG	472	125,424
Northrop Grumman Corp.	2,200	824,538
Raytheon Co.	3,550	696,475
Rolls-Royce Holdings plc*	15,401	150,051
Safran SA	2,990	470,755
Singapore Technologies Engineering Ltd.	13,370	37,146
Textron, Inc.	3,000	146,880
Thales SA	991	113,955
TransDigm Group, Inc.	600	312,402
United Technologies Corp.	10,150	1,385,678

		10,532,404

Air Freight & Logistics (0.3%)
Bollore SA	7,479	30,993
CH Robinson Worldwide, Inc.	1,700	144,126
Deutsche Post AG (Registered)	8,929	298,242
Expeditors International of Washington, Inc.	2,150	159,723
FedEx Corp.	3,050	443,988
SG Holdings Co. Ltd.	1,301	31,826
United Parcel Service, Inc., Class B	8,700	1,042,434
Yamato Holdings Co. Ltd.	2,931	44,077

		2,195,409

Airlines (0.2%)
Alaska Air Group, Inc.	1,500	97,365
American Airlines Group, Inc.	5,100	137,547
ANA Holdings, Inc.	1,133	38,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	7,800	$449,280
Deutsche Lufthansa AG (Registered)	2,220	35,279
easyJet plc	1,381	19,527
Japan Airlines Co. Ltd.	1,155	34,311
Singapore Airlines Ltd.	4,666	30,856
Southwest Airlines Co.	6,300	340,263
United Airlines Holdings, Inc.*	2,850	251,969

		1,434,476

Building Products (0.3%)
AGC, Inc.	1,708	52,919
Allegion plc	1,200	124,380
AO Smith Corp.	1,792	85,496
Assa Abloy AB, Class B	9,047	201,360
Cie de Saint-Gobain	4,505	176,768
Daikin Industries Ltd.	2,254	295,600
Fortune Brands Home & Security, Inc.	1,739	95,123
Geberit AG (Registered)	341	162,838
Johnson Controls International plc	11,570	507,807
Kingspan Group plc	1,457	71,145
LIXIL Group Corp.	2,274	39,959
Masco Corp.	3,800	158,384
TOTO Ltd.	1,306	48,858

		2,020,637

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,386	110,692
Cintas Corp.	1,100	294,910
Copart, Inc.*	2,531	203,315
Dai Nippon Printing Co. Ltd.	2,217	57,227
Edenred	2,201	105,627
G4S plc	13,256	30,838
ISS A/S	1,407	34,816
Park24 Co. Ltd.	993	23,033
Rentokil Initial plc	16,692	96,010
Republic Services, Inc.	2,730	236,281
Rollins, Inc.	1,819	61,973
Secom Co. Ltd.	1,920	175,051
Securitas AB, Class B	2,972	45,528
Societe BIC SA(x)	259	17,389
Sohgo Security Services Co. Ltd.	734	38,423
Toppan Printing Co. Ltd.	2,256	39,893
Waste Management, Inc.	4,930	566,950

		2,137,956

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	2,394	95,658
Bouygues SA	2,097	83,997
CIMIC Group Ltd.	854	18,128
Eiffage SA	733	75,995
Ferrovial SA	4,601	132,944
HOCHTIEF AG	246	28,046
Jacobs Engineering Group, Inc.	1,470	134,505
JGC Holdings Corp.	2,156	28,175
Kajima Corp.	4,203	55,081
Obayashi Corp.	5,548	55,211
Quanta Services, Inc.	1,800	68,040
Shimizu Corp.	5,340	48,301
Skanska AB, Class B	2,983	60,423
Taisei Corp.	1,824	70,598
Vinci SA	4,590	494,384

		1,449,486

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,635	326,850
AMETEK, Inc.	2,900	266,278
Eaton Corp. plc	5,400	449,010
Emerson Electric Co.	7,800	521,508
Fuji Electric Co. Ltd.	1,251	38,239
Legrand SA	2,415	172,358
Melrose Industries plc	41,702	103,370
Mitsubishi Electric Corp.	16,683	221,025
Nidec Corp.	2,029	272,472
Prysmian SpA	2,207	47,389
Rockwell Automation, Inc.	1,500	247,200
Schneider Electric SE	4,965	435,634
Siemens Gamesa Renewable Energy SA	2,063	27,995
Vestas Wind Systems A/S	1,788	138,812

		3,268,140

Industrial Conglomerates (0.8%)
3M Co.	7,330	1,205,052
CK Hutchison Holdings Ltd.	24,339	214,892
DCC plc	935	81,578
General Electric Co.	108,953	974,040
Honeywell International, Inc.	9,300	1,573,560
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	69,342
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	693	37,075
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	38,727
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	24,711
Keihan Holdings Co. Ltd.	867	38,529
Keppel Corp. Ltd.	12,485	53,566
NWS Holdings Ltd.	13,728	21,263
Roper Technologies, Inc.	1,300	463,580
Sembcorp Industries Ltd.	7,123	10,719
Siemens AG (Registered)	6,906	739,547
Smiths Group plc	3,592	69,340
Toshiba Corp.	5,025	153,364

		5,768,885

Machinery (1.1%)
Alfa Laval AB	2,947	58,167
Alstom SA	1,433	59,399
Amada Holdings Co. Ltd.	2,908	31,306
ANDRITZ AG	715	29,224
Atlas Copco AB, Class A	6,058	186,589
Atlas Copco AB, Class B	3,674	99,575
Caterpillar, Inc.	7,400	934,694
CNH Industrial NV	9,305	94,726
Cummins, Inc.	1,850	300,939
Daifuku Co. Ltd.	942	48,527
Deere & Co.	4,050	683,154
Dover Corp.	1,800	179,208
Epiroc AB, Class A	5,862	63,538
Epiroc AB, Class B	3,472	35,870
FANUC Corp.	1,750	329,202
Flowserve Corp.	1,600	74,736
Fortive Corp.	3,650	250,244
GEA Group AG	1,382	37,311
Hino Motors Ltd.	2,283	18,792
Hitachi Construction Machinery Co. Ltd.	1,132	27,273
Hoshizaki Corp.	515	40,438
IDEX Corp.	966	158,308
IHI Corp.	1,322	28,708
Illinois Tool Works, Inc.	3,850	602,486
Ingersoll-Rand plc	3,050	375,791
JTEKT Corp.	1,993	22,838
Kawasaki Heavy Industries Ltd.(x)	1,285	28,427
KION Group AG	580	30,502
Knorr-Bremse AG	437	41,077
Komatsu Ltd.	8,450	193,422
Kone OYJ, Class B	3,080	175,372
Kubota Corp.	9,457	142,959
Kurita Water Industries Ltd.	879	23,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	2,027	$63,739
Metso OYJ	986	36,830
Minebea Mitsumi, Inc.	3,284	51,967
MISUMI Group, Inc.	2,596	61,056
Mitsubishi Heavy Industries Ltd.	2,893	113,232
Nabtesco Corp.	1,163	35,979
NGK Insulators Ltd.	2,239	31,869
NSK Ltd.	3,297	27,748
PACCAR, Inc.	4,350	304,543
Parker-Hannifin Corp.	1,650	298,006
Pentair plc	2,000	75,600
Sandvik AB	10,246	159,612
Schindler Holding AG	372	83,193
Schindler Holding AG (Registered)	197	43,938
SKF AB, Class B	3,514	58,079
SMC Corp.	519	221,280
Snap-on, Inc.	700	109,578
Spirax-Sarco Engineering plc	665	64,145
Stanley Black & Decker, Inc.	1,900	274,379
Sumitomo Heavy Industries Ltd.	998	29,536
Techtronic Industries Co. Ltd.	11,806	82,169
THK Co. Ltd.	1,271	33,302
Volvo AB, Class B	13,407	188,288
Wabtec Corp.	585	42,038
Wartsila OYJ Abp	4,022	45,043
Weir Group plc (The)	2,356	41,294
Xylem, Inc.	2,250	179,145
Yangzijiang Shipbuilding Holdings Ltd.	21,114	14,665

		8,176,574

Marine (0.0%)
AP Moller - Maersk A/S, Class A	34	36,283
AP Moller - Maersk A/S, Class B	60	67,849
Kuehne + Nagel International AG (Registered)	495	72,907
Mitsui OSK Lines Ltd.	1,012	25,551
Nippon Yusen KK	1,431	23,889

		226,479

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	81,443
Bureau Veritas SA	2,700	65,037
Equifax, Inc.	1,520	213,818
Experian plc	8,264	264,084
IHS Markit Ltd.*	4,489	300,224
Intertek Group plc	1,522	102,514
Nielsen Holdings plc	4,430	94,138
Persol Holdings Co. Ltd.	1,746	32,974
Randstad NV	1,101	54,110
Recruit Holdings Co. Ltd.	12,116	368,214
RELX plc (London Stock Exchange)	9,246	219,695
RELX plc (Turquoise Stock Exchange)	8,483	201,841
Robert Half International, Inc.	1,520	84,603
SEEK Ltd.	3,188	46,198
SGS SA (Registered)	50	123,942
Teleperformance	526	114,032
Verisk Analytics, Inc.	2,050	324,187
Wolters Kluwer NV	2,572	187,769

		2,878,823

Road & Rail (0.7%)
Aurizon Holdings Ltd.	17,210	68,534
Central Japan Railway Co.	1,306	268,387
ComfortDelGro Corp. Ltd.	19,492	33,846
CSX Corp.	10,050	696,164
DSV A/S	2,000	190,308
East Japan Railway Co.	2,800	266,987
Hankyu Hanshin Holdings, Inc.	2,064	79,506
JB Hunt Transport Services, Inc.	1,100	121,715
Kansas City Southern	1,250	166,263
Keikyu Corp.	2,012	38,984
Keio Corp.	973	60,562
Keisei Electric Railway Co. Ltd.	1,179	48,468
Kintetsu Group Holdings Co. Ltd.	1,548	80,603
Kyushu Railway Co.	1,538	49,003
MTR Corp. Ltd.	13,824	77,606
Nagoya Railroad Co. Ltd.(x)	1,755	52,427
Nippon Express Co. Ltd.	780	39,748
Norfolk Southern Corp.	3,400	610,844
Odakyu Electric Railway Co. Ltd.	2,738	65,535
Seibu Holdings, Inc.	1,922	33,472
Tobu Railway Co. Ltd.	1,826	59,108
Tokyu Corp.	4,545	85,246
Union Pacific Corp.	9,250	1,498,315
West Japan Railway Co.	1,478	124,815

		4,816,446

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,197	65,536
Ashtead Group plc	4,225	117,611
Brenntag AG	1,406	68,042
Bunzl plc	3,033	79,246
Fastenal Co.	7,100	231,957
Ferguson plc	2,162	158,008
ITOCHU Corp.	12,160	250,904
Marubeni Corp.	13,465	89,376
Mitsubishi Corp.	12,200	299,119
Mitsui & Co. Ltd.	14,941	244,307
MonotaRO Co. Ltd.	1,110	29,011
Sumitomo Corp.	10,726	167,450
Toyota Tsusho Corp.	1,961	63,205
United Rentals, Inc.*	1,000	124,640
WW Grainger, Inc.	600	178,290

		2,166,702

Transportation Infrastructure (0.1%)
Aena SME SA(m)	631	115,543
Aeroports de Paris	278	49,451
Atlantia SpA	4,517	109,248
Auckland International Airport Ltd.	8,188	46,915
Fraport AG Frankfurt Airport Services Worldwide	410	34,776
Getlink SE	3,994	59,988
Japan Airport Terminal Co. Ltd.	475	20,560
Kamigumi Co. Ltd.	1,081	24,474
SATS Ltd.	4,955	17,351
Sydney Airport	9,426	51,088
Transurban Group	24,148	239,428

		768,822

Total Industrials		47,841,239

Information Technology (10.8%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	655	156,493
Cisco Systems, Inc.	56,300	2,781,783
F5 Networks, Inc.*	740	103,911
Juniper Networks, Inc.	4,300	106,425
Motorola Solutions, Inc.	2,050	349,340
Nokia OYJ	50,872	257,833
Telefonaktiebolaget LM Ericsson, Class B	27,733	221,604

		3,977,389

Electronic Equipment, Instruments & Components (0.5%)
Alps Alpine Co. Ltd.	2,002	37,346
Amphenol Corp., Class A	3,750	361,875
CDW Corp.	1,859	229,103
Corning, Inc.	10,000	285,200
FLIR Systems, Inc.	1,700	89,403
Halma plc	3,427	83,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hamamatsu Photonics KK	1,336	$49,548
Hexagon AB, Class B	2,403	115,853
Hirose Electric Co. Ltd.	333	40,776
Hitachi High-Technologies Corp.	612	35,319
Hitachi Ltd.	8,732	324,891
Ingenico Group SA	570	55,604
IPG Photonics Corp.*	453	61,427
Keyence Corp.	824	509,832
Keysight Technologies, Inc.*	2,305	224,161
Kyocera Corp.	2,921	181,136
Murata Manufacturing Co. Ltd.	5,185	248,640
Nippon Electric Glass Co. Ltd.	790	17,564
Omron Corp.	1,742	95,216
Shimadzu Corp.	2,134	53,841
TDK Corp.	1,164	104,101
TE Connectivity Ltd.	4,300	400,674
Venture Corp. Ltd.	2,400	26,585
Yaskawa Electric Corp.	2,165	79,392
Yokogawa Electric Corp.	2,208	40,372

		3,750,910

IT Services (2.6%)
Accenture plc, Class A	7,970	1,533,029
Adyen NV(m)*	94	61,924
Akamai Technologies, Inc.*	2,000	182,760
Alliance Data Systems Corp.	600	76,878
Amadeus IT Group SA	3,961	283,732
Atos SE	910	64,153
Automatic Data Processing, Inc.	5,500	887,810
Broadridge Financial Solutions, Inc.	1,474	183,410
Capgemini SE	1,454	171,315
Cognizant Technology Solutions Corp., Class A	7,210	434,511
Computershare Ltd.	4,411	48,082
DXC Technology Co.	3,508	103,486
Fidelity National Information Services, Inc.	7,822	1,038,449
Fiserv, Inc.*	7,283	754,446
FleetCor Technologies, Inc.*	1,106	317,179
Fujitsu Ltd.	1,829	146,405
Gartner, Inc.*	1,162	166,154
Global Payments, Inc.	3,671	583,689
GMO Payment Gateway, Inc.	369	24,674
International Business Machines Corp.	11,395	1,657,061
Itochu Techno-Solutions Corp.	867	22,949
Jack Henry & Associates, Inc.	993	144,948
Leidos Holdings, Inc.	1,841	158,105
Mastercard, Inc., Class A	11,400	3,095,898
Nomura Research Institute Ltd.	3,267	64,992
NTT Data Corp.	5,808	74,880
Obic Co. Ltd.	613	69,847
Otsuka Corp.	1,043	41,527
Paychex, Inc.	3,980	329,425
PayPal Holdings, Inc.*	14,750	1,527,952
VeriSign, Inc.*	1,350	254,650
Visa, Inc., Class A	22,000	3,784,220
Western Union Co. (The)	5,530	128,130
Wirecard AG	1,070	171,147
Wix.com Ltd.*	424	49,498
Worldline SA(m)(x)*	742	46,826

		18,684,141

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	10,972	318,078
Advantest Corp.	1,802	79,580
Analog Devices, Inc.	4,606	514,628
Applied Materials, Inc.	12,300	613,770
ASM Pacific Technology Ltd.	2,649	32,345
ASML Holding NV	3,843	951,877
Broadcom, Inc.	5,209	1,438,049
Disco Corp.	272	51,469
Infineon Technologies AG	10,418	187,495
Intel Corp.	57,150	2,944,939
KLA Corp.	1,900	302,955
Lam Research Corp.	1,950	450,665
Maxim Integrated Products, Inc.	3,435	198,921
Microchip Technology, Inc.(x)	2,950	274,085
Micron Technology, Inc.*	14,000	599,900
NVIDIA Corp.	7,650	1,331,636
NXP Semiconductors NV	2,668	291,132
Qorvo, Inc.*	1,550	114,917
QUALCOMM, Inc.	15,187	1,158,464
Renesas Electronics Corp.*	6,108	39,656
Rohm Co. Ltd.	862	65,771
Skyworks Solutions, Inc.	2,200	174,350
STMicroelectronics NV	6,284	121,437
SUMCO Corp.	2,451	32,869
Texas Instruments, Inc.	12,050	1,557,342
Tokyo Electron Ltd.	1,446	275,024
Xilinx, Inc.	3,150	302,085

		14,423,439

Software (3.1%)
Adobe, Inc.*	6,150	1,698,937
ANSYS, Inc.*	1,043	230,878
Autodesk, Inc.*	2,750	406,175
Cadence Design Systems, Inc.*	3,534	233,527
Check Point Software Technologies Ltd.*	1,166	127,677
Citrix Systems, Inc.	1,590	153,467
CyberArk Software Ltd.*	336	33,540
Dassault Systemes SE	1,183	168,590
Fortinet, Inc.*	1,786	137,093
Intuit, Inc.	3,270	869,624
Micro Focus International plc	3,093	43,232
Microsoft Corp.	96,851	13,465,195
Nice Ltd.*	568	83,495
Oracle Corp. (Tokyo Stock Exchange)	344	29,811
Oracle Corp. (Turquoise Stock Exchange)	28,276	1,556,028
Sage Group plc (The)	9,800	83,311
salesforce.com, Inc.*	10,899	1,617,848
SAP SE	8,872	1,043,204
Symantec Corp.	7,980	188,567
Synopsys, Inc.*	1,849	253,775
Temenos AG (Registered)*	592	99,057
Trend Micro, Inc.	1,221	58,043

		22,581,074

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	54,557	12,219,131
Brother Industries Ltd.	2,017	36,488
Canon, Inc.	9,060	241,530
FUJIFILM Holdings Corp.	3,252	142,562
Hewlett Packard Enterprise Co.	17,830	270,481
HP, Inc.	19,800	374,616
Konica Minolta, Inc.	4,022	27,973
NEC Corp.	2,234	94,215
NetApp, Inc.	3,150	165,406
Ricoh Co. Ltd.(x)	5,960	53,633
Seagate Technology plc	3,250	174,818
Seiko Epson Corp.	2,452	34,470
Western Digital Corp.	3,600	214,704
Xerox Holdings Corp.	2,550	76,271

		14,126,298

Total Information Technology		77,543,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.4%)
Chemicals (1.4%)
Air Liquide SA	3,877	$551,881
Air Products & Chemicals, Inc.	2,750	610,115
Air Water, Inc.	1,355	24,211
Akzo Nobel NV	2,073	184,802
Albemarle Corp.(x)	1,314	91,349
Arkema SA	624	58,165
Asahi Kasei Corp.	11,154	109,761
BASF SE	8,291	579,438
Celanese Corp.	1,652	202,023
CF Industries Holdings, Inc.	2,850	140,220
Chr Hansen Holding A/S	953	80,887
Clariant AG (Registered)*	1,978	38,508
Corteva, Inc.	9,568	267,904
Covestro AG(m)	1,570	77,689
Croda International plc	1,174	70,154
Daicel Corp.	2,482	20,958
Dow, Inc.	9,568	455,915
DuPont de Nemours, Inc.	9,568	682,294
Eastman Chemical Co.	1,750	129,202
Ecolab, Inc.	3,200	633,728
EMS-Chemie Holding AG (Registered)	78	48,572
Evonik Industries AG	1,715	42,339
FMC Corp.	1,650	144,672
FUCHS PETROLUB SE (Preference)(q)	693	26,029
Givaudan SA (Registered)	84	234,313
Hitachi Chemical Co. Ltd.	987	32,177
Incitec Pivot Ltd.	14,414	32,980
International Flavors & Fragrances, Inc.(x)	1,250	153,362
Israel Chemicals Ltd.	6,007	29,825
Johnson Matthey plc	1,757	66,041
JSR Corp.	1,643	26,273
Kaneka Corp.	561	17,459
Kansai Paint Co. Ltd.	1,771	41,128
Koninklijke DSM NV	1,657	199,388
Kuraray Co. Ltd.	2,704	33,186
LANXESS AG	782	47,731
Linde plc	6,904	1,337,443
LyondellBasell Industries NV, Class A	3,950	353,407
Mitsubishi Chemical Holdings Corp.	11,160	79,485
Mitsubishi Gas Chemical Co., Inc.	1,541	20,551
Mitsui Chemicals, Inc.	1,771	39,572
Mosaic Co. (The)	4,400	90,200
Nippon Paint Holdings Co. Ltd.	1,412	73,261
Nissan Chemical Corp.	1,141	47,434
Nitto Denko Corp.	1,474	70,943
Novozymes A/S, Class B	2,033	85,476
Orica Ltd.	3,568	54,281
PPG Industries, Inc.	3,000	355,530
Sherwin-Williams Co. (The)	1,050	577,364
Shin-Etsu Chemical Co. Ltd.	3,318	354,738
Showa Denko KK	1,200	31,353
Sika AG (Registered)	1,181	172,763
Solvay SA	671	69,479
Sumitomo Chemical Co. Ltd.	12,600	56,518
Symrise AG	1,168	113,506
Taiyo Nippon Sanso Corp.	1,291	26,065
Teijin Ltd.	1,635	31,392
Toray Industries, Inc.	11,937	88,552
Tosoh Corp.	2,213	29,227
Umicore SA(x)	1,877	70,847
Yara International ASA	1,637	70,499

		10,484,565

Construction Materials (0.2%)
Boral Ltd.	10,016	32,652
CRH plc	7,319	252,004
Fletcher Building Ltd.	6,489	20,927
HeidelbergCement AG	1,395	100,838
Imerys SA	314	12,622
James Hardie Industries plc (CHDI)	4,163	69,852
LafargeHolcim Ltd. (Registered)*	4,444	218,716
Martin Marietta Materials, Inc.	800	219,280
Taiheiyo Cement Corp.	1,180	31,551
Vulcan Materials Co.	1,650	249,546

		1,207,988

Containers & Packaging (0.2%)
Amcor plc	20,738	202,196
Avery Dennison Corp.	1,100	124,927
Ball Corp.	4,250	309,442
International Paper Co.	5,050	211,191
Packaging Corp. of America	1,149	121,909
Sealed Air Corp.	1,950	80,944
Smurfit Kappa Group plc	2,142	63,737
Toyo Seikan Group Holdings Ltd.	1,219	18,895
Westrock Co.	3,150	114,818

		1,248,059

Metals & Mining (0.6%)
Alumina Ltd.	20,913	33,453
Anglo American plc	9,620	221,331
Antofagasta plc	3,369	37,240
ArcelorMittal	6,146	86,455
BHP Group Ltd.	26,591	659,036
BHP Group plc	19,065	406,098
BlueScope Steel Ltd.	4,776	38,715
Boliden AB*	2,477	56,930
Evraz plc	4,560	26,217
Fortescue Metals Group Ltd.	12,448	73,936
Freeport-McMoRan, Inc.	18,150	173,695
Fresnillo plc	1,925	16,180
Glencore plc*	100,587	302,699
Hitachi Metals Ltd.	1,990	21,460
JFE Holdings, Inc.	4,445	53,443
Kobe Steel Ltd.	2,776	14,788
Maruichi Steel Tube Ltd.	583	15,383
Mitsubishi Materials Corp.	983	26,501
Newcrest Mining Ltd.	6,922	162,352
Newmont Goldcorp Corp.	10,360	392,851
Nippon Steel Corp.	7,291	101,518
Norsk Hydro ASA	11,490	40,415
Nucor Corp.	3,900	198,549
Rio Tinto Ltd.	3,358	210,035
Rio Tinto plc	10,290	532,526
South32 Ltd.	44,331	78,393
Sumitomo Metal Mining Co. Ltd.	2,112	65,377
thyssenkrupp AG	3,539	49,007
voestalpine AG(x)	1,076	24,722

		4,119,305

Paper & Forest Products (0.0%)
Mondi plc	3,318	63,561
Oji Holdings Corp.	7,367	34,340
Stora Enso OYJ, Class R	5,416	65,259
UPM-Kymmene OYJ	4,893	144,634

		307,794

Total Materials		17,367,711

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	208,416
American Tower Corp. (REIT)	5,550	1,227,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	1,950	$101,673
Ascendas REIT (REIT)	21,276	48,027
AvalonBay Communities, Inc. (REIT)	1,750	376,827
Boston Properties, Inc. (REIT)	1,950	252,837
British Land Co. plc (The) (REIT)	8,151	58,609
CapitaLand Commercial Trust (REIT)	23,015	34,469
CapitaLand Mall Trust (REIT)	21,435	40,787
Covivio (REIT)	412	43,604
Crown Castle International Corp. (REIT)	5,200	722,852
Daiwa House REIT Investment Corp. (REIT)	17	47,797
Dexus (REIT)	9,853	79,338
Digital Realty Trust, Inc. (REIT)	2,600	337,506
Duke Realty Corp. (REIT)	4,487	152,423
Equinix, Inc. (REIT)	1,000	576,800
Equity Residential (REIT)	4,600	396,796
Essex Property Trust, Inc. (REIT)	850	277,653
Extra Space Storage, Inc. (REIT)	1,600	186,912
Federal Realty Investment Trust (REIT)	950	129,333
Gecina SA (REIT)	418	65,697
Goodman Group (REIT)	14,735	141,026
GPT Group (The) (REIT)	15,392	63,995
HCP, Inc. (REIT)	5,950	211,999
Host Hotels & Resorts, Inc. (REIT)	9,250	159,933
Icade (REIT)	296	26,471
Iron Mountain, Inc. (REIT)	3,560	115,308
Japan Prime Realty Investment Corp. (REIT)	8	37,956
Japan Real Estate Investment Corp. (REIT)	12	80,462
Japan Retail Fund Investment Corp. (REIT)	26	54,970
Kimco Realty Corp. (REIT)	5,250	109,620
Klepierre SA (REIT)	1,880	63,850
Land Securities Group plc (REIT)	6,334	66,696
Link REIT (REIT)	18,890	208,357
Macerich Co. (The) (REIT)(x)	1,300	41,067
Mid-America Apartment Communities, Inc. (REIT)	1,432	186,174
Mirvac Group (REIT)	31,703	65,478
Nippon Building Fund, Inc. (REIT)	13	99,792
Nippon Prologis REIT, Inc. (REIT)	17	46,554
Nomura Real Estate Master Fund, Inc. (REIT)	37	66,797
Prologis, Inc. (REIT)	7,850	668,977
Public Storage (REIT)	1,900	466,013
Realty Income Corp. (REIT)	3,700	283,716
Regency Centers Corp. (REIT)	2,119	147,249
SBA Communications Corp. (REIT)	1,450	349,668
Scentre Group (REIT)	47,993	127,304
Segro plc (REIT)	9,789	97,588
Simon Property Group, Inc. (REIT)	3,900	607,035
SL Green Realty Corp. (REIT)	1,050	85,838
Stockland (REIT)	20,799	63,874
Suntec REIT (REIT)	14,191	19,508
UDR, Inc. (REIT)	3,450	167,256
Unibail-Rodamco-Westfield (REIT)	1,249	182,080
United Urban Investment Corp. (REIT)	27	51,690
Ventas, Inc. (REIT)	4,450	324,984
Vicinity Centres (REIT)	28,115	48,769
Vornado Realty Trust (REIT)	2,150	136,891
Welltower, Inc. (REIT)	4,700	426,055
Weyerhaeuser Co. (REIT)	9,350	258,995

		11,725,622

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	1,142	18,008
Aroundtown SA	6,849	56,018
Azrieli Group Ltd.	414	32,513
CapitaLand Ltd.	21,942	56,040
CBRE Group, Inc., Class A*	3,950	209,390
City Developments Ltd.	3,506	24,910
CK Asset Holdings Ltd.	22,916	155,255
Daito Trust Construction Co. Ltd.	676	86,340
Daiwa House Industry Co. Ltd.	5,135	166,505
Deutsche Wohnen SE	3,243	118,377
Hang Lung Properties Ltd.	17,369	39,446
Henderson Land Development Co. Ltd.	12,485	58,142
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	39,123
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	18,226
Hulic Co. Ltd.	2,048	20,930
Hysan Development Co. Ltd.	4,708	18,982
Kerry Properties Ltd.	4,971	15,317
Lendlease Group	5,091	60,339
Mitsubishi Estate Co. Ltd.	10,617	204,632
Mitsui Fudosan Co. Ltd.	8,034	199,057
New World Development Co. Ltd.	55,276	71,795
Nomura Real Estate Holdings, Inc.	1,126	24,306
Sino Land Co. Ltd.	27,000	40,581
Sumitomo Realty & Development Co. Ltd.	3,008	114,422
Sun Hung Kai Properties Ltd.	14,439	207,806
Swire Pacific Ltd., Class A	4,257	39,622
Swire Properties Ltd.	9,996	31,374
Swiss Prime Site AG (Registered)*	728	71,228
Tokyu Fudosan Holdings Corp.	5,361	34,162
UOL Group Ltd.	3,285	17,825
Vonovia SE	4,459	226,237
Wharf Holdings Ltd. (The)	10,422	22,738
Wharf Real Estate Investment Co. Ltd.	10,415	56,874
Wheelock & Co. Ltd.	6,997	39,861

		2,596,381

Total Real Estate		14,322,003

Utilities (2.2%)
Electric Utilities (1.3%)
Alliant Energy Corp.	2,942	158,662
American Electric Power Co., Inc.	6,150	576,194
AusNet Services	12,928	15,837
Chubu Electric Power Co., Inc.	5,860	84,818
Chugoku Electric Power Co., Inc. (The)(x)	2,461	31,615
CK Infrastructure Holdings Ltd.	5,668	38,147
CLP Holdings Ltd.	14,565	153,033
Duke Energy Corp.	8,900	853,154
Edison International	4,050	305,451
EDP - Energias de Portugal SA	22,310	86,616
Electricite de France SA	5,603	62,719
Endesa SA(x)	2,955	77,750
Enel SpA	73,415	548,208
Entergy Corp.	2,250	264,060
Evergy, Inc.	3,270	217,651
Eversource Energy	3,950	337,607
Exelon Corp.	12,100	584,551
FirstEnergy Corp.	6,050	291,792
Fortum OYJ	4,008	94,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HK Electric Investments & HK Electric Investments Ltd.(m)	19,376	$18,467
Iberdrola SA	54,202	563,363
Kansai Electric Power Co., Inc. (The)	6,346	70,928
Kyushu Electric Power Co., Inc.	3,207	30,253
NextEra Energy, Inc.	6,000	1,397,940
Orsted A/S(m)	1,762	163,751
Pinnacle West Capital Corp.	1,400	135,898
Power Assets Holdings Ltd.	11,892	79,885
PPL Corp.	9,000	283,410
Red Electrica Corp. SA	3,939	80,006
Southern Co. (The)	12,850	793,745
SSE plc	9,338	143,003
Terna Rete Elettrica Nazionale SpA	12,021	77,225
Tohoku Electric Power Co., Inc.	3,867	37,695
Tokyo Electric Power Co. Holdings, Inc.*	13,780	67,418
Verbund AG	604	33,048
Xcel Energy, Inc.	6,400	415,296

		9,173,949

Gas Utilities (0.1%)
APA Group	10,284	79,546
Atmos Energy Corp.	1,465	166,849
Enagas SA	2,128	49,311
Hong Kong & China Gas Co. Ltd.	89,909	175,282
Naturgy Energy Group SA(x)	2,710	71,895
Osaka Gas Co. Ltd.	3,467	66,278
Snam SpA	18,472	93,299
Toho Gas Co. Ltd.	714	27,272
Tokyo Gas Co. Ltd.	3,513	88,519

		818,251

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,250	134,805
Electric Power Development Co. Ltd.	1,271	28,976
Meridian Energy Ltd.	11,567	37,665
NRG Energy, Inc.	3,600	142,560
Uniper SE	1,894	62,117

		406,123

Multi-Utilities (0.7%)
AGL Energy Ltd.	5,973	77,243
Ameren Corp.	3,050	244,152
CenterPoint Energy, Inc.	6,250	188,625
Centrica plc	47,842	43,377
CMS Energy Corp.	3,550	227,022
Consolidated Edison, Inc.	3,900	368,433
Dominion Energy, Inc.	9,569	775,472
DTE Energy Co.	2,300	305,808
E.ON SE	19,868	193,142
Engie SA	16,630	271,526
National Grid plc	30,781	333,771
NiSource, Inc.	4,550	136,136
Public Service Enterprise Group, Inc.	6,300	391,104
RWE AG	4,937	154,383
Sempra Energy	3,450	509,255
Suez	3,085	48,504
Veolia Environnement SA	4,901	124,251
WEC Energy Group, Inc.	3,950	375,645

		4,767,849

Water Utilities (0.0%)
American Water Works Co., Inc.	2,250	279,518
Severn Trent plc	2,224	59,202
United Utilities Group plc	6,322	64,191

		402,911

Total Utilities		15,569,083

Total Common Stocks (61.1%) (Cost $369,346,777)		437,771,798

EXCHANGE TRADED FUNDS (ETF):
Equity (7.6%)
iShares Russell 2000 ETF(x)	177,875	26,919,603
SPDR S&P MidCap 400 ETF Trust	78,252	27,581,482

Total Exchange Traded Funds (7.6%) (Cost $49,819,723)		54,501,085

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLB
2.500%, 2/13/24	$140,000	145,335
3.250%, 11/16/28	350,000	390,589
FHLMC
2.375%, 1/13/22	1,380,000	1,402,031
2.750%, 6/19/23	701,000	730,423
FNMA
2.875%, 10/30/20	352,000	356,080
2.875%, 9/12/23	799,000	838,988
1.875%, 9/24/26	612,000	621,317

Total U.S. Government Agency Securities		4,484,763

U.S. Treasury Obligations (9.8%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,668,878
6.125%, 11/15/27	238,000	318,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.500%, 5/31/20	$714,000	$712,215
1.625%, 7/31/20	3,402,000	3,395,488
1.375%, 8/31/20	413,000	411,225
3.625%, 2/15/21	2,697,800	2,765,851
1.375%, 5/31/21#	3,561,700	3,541,735
1.250%, 10/31/21	3,597,500	3,568,270
1.875%, 11/30/21	3,500,000	3,518,252
1.750%, 4/30/22	1,965,900	1,973,349
1.750%, 5/31/22	603,000	605,250
1.875%, 7/31/22#	1,055,000	1,062,974
2.000%, 7/31/22	2,453,000	2,481,315
1.875%, 8/31/22	605,500	610,609
1.875%, 10/31/22	748,000	754,603
1.625%, 11/15/22	2,361,000	2,364,274
2.000%, 11/30/22	898,000	909,295
2.125%, 12/31/22	895,000	910,348
2.000%, 2/15/23	751,000	761,224
1.750%, 5/15/23	2,762,000	2,778,076
1.625%, 5/31/23	157,000	157,310
1.375%, 8/31/23	786,000	780,289
1.375%, 9/30/23	284,400	282,339
2.750%, 11/15/23	485,600	508,268
2.125%, 11/30/23#	997,000	1,018,946
2.250%, 12/31/23	3,466,000	3,562,127
2.500%, 1/31/24	466,100	484,143
2.125%, 3/31/24	775,000	793,679
2.250%, 4/30/24	620,000	638,733
2.000%, 5/31/24	1,575,000	1,606,623
1.750%, 7/31/24	158,000	159,410
2.375%, 8/15/24	875,000	907,744
2.250%, 11/15/24#	3,191,000	3,295,954
2.000%, 2/15/25	3,892,500	3,975,140
2.125%, 5/15/25	2,135,000	2,195,547
1.625%, 2/15/26	2,980,000	2,981,339
2.000%, 11/15/26	725,000	743,578
2.250%, 2/15/27	404,000	421,509
2.375%, 5/15/27	1,502,800	1,583,488
2.250%, 8/15/27#	1,152,500	1,204,813
2.250%, 11/15/27	769,000	804,521
2.750%, 2/15/28	502,000	545,033
2.875%, 5/15/28	560,000	614,622
2.875%, 8/15/28	609,000	669,674
3.125%, 11/15/28	547,900	615,210
2.625%, 2/15/29	748,100	809,804
2.375%, 5/15/29	1,364,000	1,448,797
1.625%, 8/15/29	333,000	331,569

Total U.S. Treasury Obligations		70,252,355

Total Long-Term Debt Securities (10.4%) (Cost $72,682,740)		74,737,118

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.(x)* (Cost $—)	232	281

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (10.4%)
JPMorgan Prime Money Market Fund, IM Shares	74,162,097	74,184,346

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $102,000.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $57,577, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $64,080.(xx)	57,574	57,574
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $599,068, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $611,010.(xx)	599,029	599,029

Total Repurchase Agreements		856,603

U.S. Treasury Obligations (7.9%)
U.S. Treasury Bills
1.74%, 12/5/19(p)	6,000,000	5,980,880
1.77%, 12/26/19(p)	50,608,000	50,392,213

Total U.S. Treasury Obligations		56,373,093

Total Short-Term Investments (18.4%) (Cost $131,393,711)		131,414,042

Total Investments in Securities (97.5%) (Cost $623,242,951)		698,424,324
Other Assets Less Liabilities (2.5%)		17,851,794

Net Assets (100%)		$716,276,118

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,286,516.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $1,053,187 or 0.1% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $25,773,466. This was collateralized by $27,492,674 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $856,603 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.1
Belgium	0.2
Chile	0.0	#
China	0.1
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	1.9
Germany	1.5
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.5
Sweden	0.4
Switzerland	1.7
United Arab Emirates	0.0	#
United Kingdom	2.6
United States	80.0
Cash and Other	2.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	796	12/2019	EUR	30,843,187	384,202
FTSE 100 Index	89	12/2019	GBP	8,079,760	93,554
MSCI EAFE E-Mini Index	10	12/2019	USD	949,200	1,567
U.S. Treasury 2 Year Note	180	12/2019	USD	38,790,000	(88,808)
U.S. Treasury 5 Year Note	155	12/2019	USD	18,468,008	(126,278)
U.S. Treasury 10 Year Note	335	12/2019	USD	43,654,687	(380,371)

					(116,134)

Short Contracts
S&P 500 E-Mini Index	(347)	12/2019	USD	(51,676,975)	583,680
TOPIX Index	(36)	12/2019	JPY	(5,287,214)	(7,147)

					576,533

					460,399

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,874,502	AUD	8,541,000	BNP Paribas	12/16/2019	95,789
USD	5,374,112	AUD	7,899,738	Citibank NA	12/16/2019	29,269
USD	3,228,459	CHF	3,162,000	Credit Suisse	12/16/2019	38,715
USD	2,644,385	CHF	2,615,147	JPMorgan Chase Bank	12/16/2019	6,292
USD	5,045,565	CHF	4,870,698	Morgan Stanley	12/16/2019	132,131
USD	12,769,246	EUR	11,634,000	Goldman Sachs Bank USA	12/16/2019	13,874
USD	8,178,102	EUR	7,251,436	JPMorgan Chase Bank	12/16/2019	227,718
USD	2,331,169	GBP	1,883,000	BNP Paribas	12/16/2019	8,639
USD	1,223,307	GBP	985,110	Citibank NA	12/16/2019	8,253
USD	5,306,804	GBP	4,301,000	UBS AG	12/16/2019	1,865
USD	1,445,129	JPY	152,817,312	JPMorgan Chase Bank	12/16/2019	23,879
USD	4,902,246	NOK	44,515,000	JPMorgan Chase Bank	12/16/2019	3,279
USD	1,293,763	SEK	12,598,840	BNP Paribas	12/16/2019	7,212
USD	4,740,963	SEK	46,084,136	JPMorgan Chase Bank	12/16/2019	35,005
USD	5,923,102	SEK	57,649,160	UBS AG	12/16/2019	36,163

Total unrealized appreciation						668,083

AUD	6,987,030	USD	4,764,150	BNP Paribas	12/16/2019	(36,831)
AUD	1,196,000	USD	822,527	Credit Suisse	12/16/2019	(13,331)
AUD	10,558,028	USD	7,212,418	JPMorgan Chase Bank	12/16/2019	(69,016)
AUD	16,105,000	USD	10,909,341	Morgan Stanley	12/16/2019	(12,940)
CHF	2,236,771	USD	2,285,856	Credit Suisse	12/16/2019	(29,459)
CHF	2,582,000	USD	2,626,306	UBS AG	12/16/2019	(21,651)
EUR	1,751,621	USD	1,939,067	BNP Paribas	12/16/2019	(18,612)
EUR	8,036,305	USD	9,077,912	Citibank NA	12/16/2019	(267,008)
EUR	690,781	USD	781,280	JPMorgan Chase Bank	12/16/2019	(23,917)
EUR	4,719,020	USD	5,327,209	JPMorgan Chase Bank	12/16/2019	(153,334)
EUR	4,342,000	USD	4,836,684	Natwest Markets plc	12/16/2019	(76,170)
EUR	760,000	USD	844,934	UBS AG	12/16/2019	(11,679)
GBP	4,374,000	USD	5,512,731	Morgan Stanley	12/16/2019	(117,753)
JPY	842,771,000	USD	7,848,739	Citibank NA	12/16/2019	(10,698)
NOK	44,480,528	USD	5,023,004	JPMorgan Chase Bank	12/16/2019	(127,830)
NOK	69,113,000	USD	7,698,833	JPMorgan Chase Bank	12/16/2019	(92,806)
NZD	17,278,000	USD	10,896,371	Citibank NA	12/16/2019	(58,012)
NZD	7,581,806	USD	4,905,586	Credit Suisse	12/16/2019	(149,577)
NZD	5,533,000	USD	3,551,803	HSBC Bank plc	12/16/2019	(80,994)
SEK	48,310,209	USD	5,004,534	Citibank NA	12/16/2019	(71,258)
SEK	52,075,663	USD	5,501,657	JPMorgan Chase Bank	12/16/2019	(183,864)

Total unrealized depreciation						(1,626,740)

Net unrealized depreciation						(958,657)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,330,653	$6,685,915	$—	$39,016,568
Consumer Discretionary	31,945,392	14,339,703	—	46,285,095
Consumer Staples	23,617,427	14,926,155	—	38,543,582
Energy	14,013,259	6,381,290	—	20,394,549
Financials	41,224,796	22,600,674	—	63,825,470
Health Care	42,662,728	14,400,519	—	57,063,247
Industrials	29,545,860	18,295,379	—	47,841,239
Information Technology	69,595,157	7,948,094	—	77,543,251
Materials	8,624,076	8,743,635	—	17,367,711
Real Estate	9,942,590	4,379,413	—	14,322,003
Utilities	10,860,795	4,708,288	—	15,569,083
Exchange Traded Funds	54,501,085	—	—	54,501,085
Forward Currency Contracts	—	668,083	—	668,083
Futures	1,063,003	—	—	1,063,003
Right
Consumer Discretionary	—	281	—	281
Short-Term Investments
Investment Company	74,184,346	—	—	74,184,346
Repurchase Agreements	—	856,603	—	856,603
U.S. Treasury Obligations	—	56,373,093	—	56,373,093
U.S. Government Agency Securities	—	4,484,763	—	4,484,763
U.S. Treasury Obligations	—	70,252,355	—	70,252,355

Total Assets	$444,111,167	$256,044,243	$—	$700,155,410

Liabilities:
Forward Currency Contracts	$—	$(1,626,740)	$—	$(1,626,740)
Futures	(602,604)	—	—	(602,604)

Total Liabilities	$(602,604)	$(1,626,740)	$—	$(2,229,344)

Total	$443,508,563	$254,417,503	$—	$697,926,066

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,710,421
Aggregate gross unrealized depreciation	(26,144,032)

Net unrealized appreciation	$72,566,389

Federal income tax cost of investments in securities and derivative instruments, if applicable	$625,359,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	339,163	$12,833,928
BT Group plc	337,563	741,197
Cellnex Telecom SA(m)*	7,771	321,013
CenturyLink, Inc.	44,292	552,764
Deutsche Telekom AG (Registered)	133,395	2,238,193
Elisa OYJ	5,692	293,449
HKT Trust & HKT Ltd.	150,610	239,048
Iliad SA	1,280	120,289
Koninklijke KPN NV	142,976	445,849
Nippon Telegraph & Telephone Corp.	25,756	1,228,189
Orange SA	81,462	1,278,125
PCCW Ltd.	169,664	95,248
Proximus SADP	6,087	180,791
Singapore Telecommunications Ltd.	326,492	732,659
Spark New Zealand Ltd.	73,488	202,940
Swisscom AG (Registered)	1,037	511,513
Telecom Italia SpA (Aquis Stock Exchange)	241,245	131,893
Telecom Italia SpA (Turquoise Stock Exchange)*	365,078	208,309
Telefonica Deutschland Holding AG	35,714	99,574
Telefonica SA	187,020	1,427,101
Telenor ASA	29,445	590,832
Telia Co. AB	112,644	504,286
Telstra Corp. Ltd.	166,598	394,683
TPG Telecom Ltd.	14,853	69,574
United Internet AG (Registered)	4,922	175,588
Verizon Communications, Inc.	192,525	11,620,809

		37,237,844

Entertainment (1.0%)
Activision Blizzard, Inc.	35,524	1,879,930
Electronic Arts, Inc.*	14,015	1,370,947
Konami Holdings Corp.	3,661	176,744
Netflix, Inc.*	20,346	5,444,997
Nexon Co. Ltd.*	19,606	237,720
Nintendo Co. Ltd.	4,549	1,683,709
Take-Two Interactive Software, Inc.*	5,339	669,190
Toho Co. Ltd.	4,451	194,918
Ubisoft Entertainment SA*	3,662	264,789
Viacom, Inc., Class B	16,400	394,092
Vivendi SA	37,554	1,030,667
Walt Disney Co. (The)	86,253	11,240,491

		24,588,194

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	14,004	17,100,844
Alphabet, Inc., Class C*	14,428	17,587,732
Auto Trader Group plc(m)	37,396	234,499
Facebook, Inc., Class A*	111,936	19,933,563
Kakaku.com, Inc.	5,373	132,083
LINE Corp.*	2,328	83,216
REA Group Ltd.	2,108	153,975
TripAdvisor, Inc.*	4,707	182,067
Twitter, Inc.*	33,619	1,385,103
Z Holdings Corp.	113,329	318,631

		57,111,713

Media (0.8%)
Axel Springer SE*	1,943	133,420
CBS Corp. (Non-Voting), Class B	15,645	631,589
Charter Communications, Inc., Class A*	8,270	3,408,232
Comcast Corp., Class A	211,604	9,539,108
CyberAgent, Inc.	3,970	152,375
Dentsu, Inc.	8,591	302,324
Discovery, Inc., Class A(x)*	7,255	193,200
Discovery, Inc., Class C*	16,753	412,459
DISH Network Corp., Class A*	10,590	360,801
Eutelsat Communications SA	8,385	156,052
Fox Corp., Class A	16,943	534,298
Fox Corp., Class B	7,060	222,672
Hakuhodo DY Holdings, Inc.	9,260	133,687
Informa plc	50,099	524,825
Interpublic Group of Cos., Inc. (The)	17,835	384,523
ITV plc	144,995	224,453
JCDecaux SA	3,865	104,642
News Corp., Class A	17,936	249,669
News Corp., Class B	5,720	81,767
Omnicom Group, Inc.	10,430	816,669
Pearson plc	31,273	283,774
Publicis Groupe SA	8,926	438,968
RTL Group SA	1,548	74,441
Schibsted ASA, Class B	3,922	109,931
SES SA (FDR)	16,234	295,936
Singapore Press Holdings Ltd.	63,831	96,059
Telenet Group Holding NV	1,882	88,821
WPP plc	50,501	632,112

		20,586,807

Wireless Telecommunication Services (0.4%)
1&1 Drillisch AG	2,122	66,148
KDDI Corp.	70,873	1,851,711
Millicom International Cellular SA (SDR)	2,646	128,375
NTT DOCOMO, Inc.	53,364	1,358,715
Softbank Corp.(x)	67,000	907,172
SoftBank Group Corp.	66,008	2,588,429
Tele2 AB, Class B(x)	19,984	297,404
T-Mobile US, Inc.*	15,067	1,186,828
Vodafone Group plc	1,069,410	2,130,127

		10,514,909

Total Communication Services		150,039,467

Consumer Discretionary (7.0%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,461	202,868
Aptiv plc	12,183	1,065,038
BorgWarner, Inc.	9,660	354,329
Bridgestone Corp.	22,814	882,809
Cie Generale des Etablissements Michelin SCA	7,050	786,857
Continental AG	4,403	564,848
Denso Corp.	17,343	761,729
Faurecia SE	3,654	173,326
Koito Manufacturing Co. Ltd.	4,102	200,310
NGK Spark Plug Co. Ltd.	6,250	118,960
Nokian Renkaat OYJ	4,973	140,278
Pirelli & C SpA(m)	16,008	94,707
Stanley Electric Co. Ltd.	5,169	136,533
Sumitomo Electric Industries Ltd.	30,107	381,750
Sumitomo Rubber Industries Ltd.	6,811	80,756
Toyoda Gosei Co. Ltd.	2,551	51,032
Toyota Industries Corp.	5,855	335,732
Valeo SA	10,465	339,338
Yokohama Rubber Co. Ltd. (The)	4,658	93,095

		6,764,295

Automobiles (0.8%)
Bayerische Motoren Werke AG	13,251	932,869
Bayerische Motoren Werke AG (Preference)(q)	2,225	123,561
Daimler AG (Registered)	36,394	1,809,638
Ferrari NV	4,889	754,287
Fiat Chrysler Automobiles NV	43,441	562,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ford Motor Co.	182,090	$1,667,944
General Motors Co.	61,150	2,291,902
Harley-Davidson, Inc.	7,500	269,775
Honda Motor Co. Ltd.	65,195	1,687,382
Isuzu Motors Ltd.	22,047	242,746
Mazda Motor Corp.	22,720	201,617
Mitsubishi Motors Corp.	26,824	116,351
Nissan Motor Co. Ltd.	92,823	578,700
Peugeot SA	24,626	614,124
Porsche Automobil Holding SE (Preference)(q)	6,128	398,749
Renault SA	8,094	464,569
Subaru Corp.	24,554	690,351
Suzuki Motor Corp.(x)	14,692	623,280
Toyota Motor Corp.	91,360	6,097,145
Volkswagen AG	1,299	223,279
Volkswagen AG (Preference)(q)	7,428	1,263,485
Yamaha Motor Co. Ltd.	11,188	202,600

		21,816,476

Distributors (0.0%)
Genuine Parts Co.	6,835	680,698
Jardine Cycle & Carriage Ltd.	3,878	84,173
LKQ Corp.*	14,796	465,334

		1,230,205

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,816	73,079
H&R Block, Inc.	9,570	226,044

		299,123

Hotels, Restaurants & Leisure (1.2%)
Accor SA	8,015	334,150
Aristocrat Leisure Ltd.	23,000	475,030
Carnival Corp.	18,655	815,410
Carnival plc	6,583	272,772
Chipotle Mexican Grill, Inc.*	1,211	1,017,809
Compass Group plc	63,478	1,633,573
Crown Resorts Ltd.	14,905	121,225
Darden Restaurants, Inc.	5,765	681,538
Flight Centre Travel Group Ltd.	2,225	71,484
Flutter Entertainment plc	3,229	301,828
Galaxy Entertainment Group Ltd.	86,263	536,550
Genting Singapore Ltd.	241,369	153,677
GVC Holdings plc	23,287	212,854
Hilton Worldwide Holdings, Inc.	13,730	1,278,400
InterContinental Hotels Group plc	6,887	429,747
Marriott International, Inc., Class A	13,230	1,645,415
McDonald’s Corp.	35,945	7,717,751
McDonald’s Holdings Co. Japan Ltd.	2,609	126,197
Melco Resorts & Entertainment Ltd. (ADR)	8,283	160,773
Merlin Entertainments plc(m)	28,633	159,271
MGM China Holdings Ltd.	37,291	58,142
MGM Resorts International	23,270	645,044
Norwegian Cruise Line Holdings Ltd.*	10,203	528,209
Oriental Land Co. Ltd.	8,052	1,224,276
Royal Caribbean Cruises Ltd.	7,966	862,957
Sands China Ltd.	96,155	435,524
Shangri-La Asia Ltd.	49,261	50,281
SJM Holdings Ltd.	78,750	74,855
Sodexo SA	3,763	422,453
Starbucks Corp.	57,793	5,110,057
Tabcorp Holdings Ltd.	80,669	264,071
TUI AG	17,646	205,207
Whitbread plc	7,223	381,352
Wynn Macau Ltd.	62,200	121,421
Wynn Resorts Ltd.	4,595	499,568
Yum! Brands, Inc.	14,480	1,642,466

		30,671,337

Household Durables (0.4%)
Barratt Developments plc	40,593	323,424
Berkeley Group Holdings plc	4,905	252,033
Casio Computer Co. Ltd.(x)	7,725	119,670
DR Horton, Inc.	15,935	839,934
Electrolux AB	9,026	214,004
Garmin Ltd.	5,630	476,805
Husqvarna AB, Class B	16,713	127,130
Iida Group Holdings Co. Ltd.	5,878	95,570
Leggett & Platt, Inc.	6,055	247,892
Lennar Corp., Class A	13,625	760,956
Mohawk Industries, Inc.*	2,900	359,803
Newell Brands, Inc.	19,947	373,408
Nikon Corp.(x)	12,788	159,429
NVR, Inc.*	164	609,645
Panasonic Corp.	88,262	714,749
Persimmon plc	12,710	339,118
PulteGroup, Inc.	11,985	438,052
Rinnai Corp.	1,317	88,429
SEB SA	1,054	160,029
Sekisui Chemical Co. Ltd.	14,699	227,435
Sekisui House Ltd.	24,800	487,399
Sharp Corp.(x)	8,459	93,489
Sony Corp.	50,827	2,983,574
Taylor Wimpey plc	131,215	260,557
Whirlpool Corp.	2,965	469,537

		11,222,071

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	19,446	33,756,506
Booking Holdings, Inc.*	2,179	4,276,527
Delivery Hero SE(m)*	4,501	199,963
eBay, Inc.	42,135	1,642,422
Expedia Group, Inc.	5,527	742,884
Mercari, Inc.*	2,900	72,014
Ocado Group plc*	18,192	295,816
Prosus NV*	19,670	1,443,938
Rakuten, Inc.	34,387	338,702
Zalando SE(m)*	5,016	228,966
ZOZO, Inc.(x)	8,051	185,555

		43,183,293

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.(x)	7,942	494,332
Hasbro, Inc.	5,425	643,893
Sankyo Co. Ltd.	1,758	60,402
Sega Sammy Holdings, Inc.	6,892	96,377
Shimano, Inc.	3,012	453,506
Yamaha Corp.	5,663	254,017

		2,002,527

Multiline Retail (0.3%)
Dollar General Corp.	12,210	1,940,657
Dollar Tree, Inc.*	11,044	1,260,783
Harvey Norman Holdings Ltd.(x)	21,247	64,963
Isetan Mitsukoshi Holdings Ltd.	13,397	106,804
J Front Retailing Co. Ltd.	9,127	106,696
Kohl’s Corp.	7,650	379,899
Macy’s, Inc.	14,260	221,600
Marks & Spencer Group plc	63,779	144,645
Marui Group Co. Ltd.(x)	7,562	159,598
Next plc	5,506	418,786
Nordstrom, Inc.(x)	5,230	176,094
Pan Pacific International Holdings Corp.	17,428	290,937
Ryohin Keikaku Co. Ltd.	9,370	174,878
Target Corp.	24,300	2,597,913
Wesfarmers Ltd.	45,378	1,218,990

		9,263,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.3%)
ABC-Mart, Inc.	1,295	$82,281
Advance Auto Parts, Inc.	3,366	556,736
AutoZone, Inc.*	1,205	1,306,967
Best Buy Co., Inc.	10,835	747,507
CarMax, Inc.*	8,110	713,680
Dufry AG (Registered)*	1,725	144,284
Fast Retailing Co. Ltd.(x)	2,390	1,419,301
Gap, Inc. (The)	9,945	172,645
Hennes & Mauritz AB, Class B	32,152	623,309
Hikari Tsushin, Inc.	822	177,742
Home Depot, Inc. (The)	52,685	12,223,974
Industria de Diseno Textil SA	43,657	1,351,384
Kingfisher plc	84,451	214,734
L Brands, Inc.	10,555	206,773
Lowe’s Cos., Inc.	37,415	4,114,153
Nitori Holdings Co. Ltd.	3,245	474,483
O’Reilly Automotive, Inc.*	3,765	1,500,390
Ross Stores, Inc.	17,380	1,909,193
Shimamura Co. Ltd.	869	68,797
Tiffany & Co.	5,000	463,150
TJX Cos., Inc. (The)	57,640	3,212,854
Tractor Supply Co.	5,704	515,870
Ulta Beauty, Inc.*	2,642	662,217
USS Co. Ltd.	8,707	168,866
Yamada Denki Co. Ltd.	25,060	121,215

		33,152,505

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	7,219	2,247,594
Burberry Group plc	16,464	440,090
Capri Holdings Ltd.*	6,963	230,893
Cie Financiere Richemont SA (Registered)	20,891	1,532,628
EssilorLuxottica SA	11,492	1,656,524
Hanesbrands, Inc.	16,800	257,376
Hermes International	1,305	901,792
HUGO BOSS AG	2,535	135,803
Kering SA	3,080	1,569,587
LVMH Moet Hennessy Louis Vuitton SE	11,183	4,444,686
Moncler SpA	7,166	255,406
NIKE, Inc., Class B	59,270	5,566,638
Pandora A/S	4,183	167,871
Puma SE	3,320	256,923
PVH Corp.	3,552	313,393
Ralph Lauren Corp.	2,479	236,670
Swatch Group AG (The)	1,173	311,335
Swatch Group AG (The) (Registered)	2,234	112,254
Tapestry, Inc.	13,450	350,372
Under Armour, Inc., Class A*	8,692	173,318
Under Armour, Inc., Class C*	8,950	162,264
VF Corp.	15,120	1,345,529
Yue Yuen Industrial Holdings Ltd.	28,884	79,049

		22,747,995

Total Consumer Discretionary		182,353,070

Consumer Staples (5.9%)
Beverages (1.4%)
Anheuser-Busch InBev SA/NV	30,495	2,905,668
Asahi Group Holdings Ltd.	14,437	714,339
Brown-Forman Corp., Class B	7,680	482,150
Carlsberg A/S, Class B	4,281	632,780
Coca-Cola Amatil Ltd.	20,283	145,799
Coca-Cola Bottlers Japan, Inc.	4,862	108,999
Coca-Cola Co. (The)	178,530	9,719,173
Coca-Cola European Partners plc	9,490	526,221
Coca-Cola HBC AG*	8,027	262,235
Constellation Brands, Inc., Class A	7,750	1,606,420
Davide Campari-Milano SpA	23,244	210,026
Diageo plc	96,771	3,965,763
Heineken Holding NV	4,611	459,103
Heineken NV	10,374	1,121,216
Kirin Holdings Co. Ltd.	32,890	695,975
Molson Coors Brewing Co., Class B	8,705	500,538
Monster Beverage Corp.*	18,540	1,076,432
PepsiCo, Inc.	65,800	9,021,180
Pernod Ricard SA	8,638	1,538,409
Remy Cointreau SA	1,090	144,704
Suntory Beverage & Food Ltd.	5,558	237,484
Treasury Wine Estates Ltd.	28,762	360,498

		36,435,112

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	26,158	479,130
Carrefour SA	25,032	438,175
Casino Guichard Perrachon SA(x)	2,894	138,127
Coles Group Ltd.	45,378	471,669
Colruyt SA	2,298	125,937
Costco Wholesale Corp.	20,425	5,884,647
Dairy Farm International Holdings Ltd.	13,274	83,626
FamilyMart Co. Ltd.	10,044	244,586
ICA Gruppen AB	3,622	167,338
J Sainsbury plc	70,523	190,592
Jeronimo Martins SGPS SA	10,074	169,973
Koninklijke Ahold Delhaize NV	47,375	1,185,313
Kroger Co. (The)	37,160	957,985
Lawson, Inc.	1,968	100,652
METRO AG	7,206	113,728
Seven & i Holdings Co. Ltd.	30,076	1,149,355
Sundrug Co. Ltd.	2,810	88,361
Sysco Corp.	22,200	1,762,680
Tesco plc	391,957	1,161,453
Tsuruha Holdings, Inc.	1,447	157,514
Walgreens Boots Alliance, Inc.	37,455	2,071,636
Walmart, Inc.	66,301	7,868,603
Welcia Holdings Co. Ltd.	1,851	93,128
Wm Morrison Supermarkets plc	94,782	233,428
Woolworths Group Ltd.	52,726	1,326,699

		26,664,335

Food Products (1.3%)
a2 Milk Co. Ltd.*	29,352	243,722
Ajinomoto Co., Inc.	17,558	331,268
Archer-Daniels-Midland Co.	26,075	1,070,900
Associated British Foods plc	14,258	403,737
Barry Callebaut AG (Registered)	88	181,458
Calbee, Inc.	3,154	98,011
Campbell Soup Co.	8,890	417,119
Chocoladefabriken Lindt & Spruengli AG	43	317,529
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	413,807
Conagra Brands, Inc.	22,615	693,828
Danone SA	24,989	2,201,275
General Mills, Inc.	27,785	1,531,509
Golden Agri-Resources Ltd.	255,962	41,668
Hershey Co. (The)	6,475	1,003,560
Hormel Foods Corp.	12,640	552,747
JM Smucker Co. (The)	5,260	578,705
Kellogg Co.	11,730	754,826
Kerry Group plc (London Stock Exchange), Class A	1,182	138,237
Kerry Group plc (Turquoise Stock Exchange), Class A	5,168	604,406
Kikkoman Corp.	5,808	277,173
Kraft Heinz Co. (The)	28,985	809,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lamb Weston Holdings, Inc.	6,746	$490,569
McCormick & Co., Inc. (Non-Voting)	5,650	883,095
Meiji Holdings Co. Ltd.	4,594	334,805
Mondelez International, Inc., Class A	67,705	3,745,441
Mowi ASA	17,555	405,027
Nestle SA (Registered)	122,588	13,299,763
NH Foods Ltd.	3,413	137,151
Nisshin Seifun Group, Inc.	7,865	145,334
Nissin Foods Holdings Co. Ltd.	2,489	179,553
Orkla ASA	30,584	278,218
Toyo Suisan Kaisha Ltd.	3,482	139,441
Tyson Foods, Inc., Class A	13,680	1,178,395
Vitasoy International Holdings Ltd.	29,000	117,477
WH Group Ltd.(m)	381,642	341,826
Wilmar International Ltd.	76,407	206,199
Yakult Honsha Co. Ltd.	4,799	268,078
Yamazaki Baking Co. Ltd.	4,755	84,788

		34,900,341

Household Products (1.0%)
Church & Dwight Co., Inc.	11,380	856,231
Clorox Co. (The)	5,945	902,867
Colgate-Palmolive Co.	40,410	2,970,539
Essity AB, Class B	24,272	708,382
Henkel AG & Co. KGaA	4,159	380,781
Henkel AG & Co. KGaA (Preference)(q)	7,130	705,638
Kimberly-Clark Corp.	16,120	2,289,846
Lion Corp.	8,906	175,525
Pigeon Corp.(x)	4,536	186,894
Procter & Gamble Co. (The)	116,130	14,444,249
Reckitt Benckiser Group plc	28,316	2,208,723
Unicharm Corp.	16,140	510,509

		26,340,184

Personal Products (0.6%)
Beiersdorf AG	4,034	475,740
Coty, Inc., Class A	20,976	220,458
Estee Lauder Cos., Inc. (The), Class A	10,240	2,037,248
Kao Corp.	19,530	1,442,104
Kobayashi Pharmaceutical Co. Ltd.	1,932	146,877
Kose Corp.(x)	1,389	234,444
L’Oreal SA	10,185	2,851,883
Pola Orbis Holdings, Inc.	3,597	80,473
Shiseido Co. Ltd.	16,016	1,278,169
Unilever NV	58,333	3,506,440
Unilever plc	44,428	2,671,233

		14,945,069

Tobacco (0.6%)
Altria Group, Inc.	87,495	3,578,546
British American Tobacco plc	91,801	3,394,683
Imperial Brands plc	38,290	860,707
Japan Tobacco, Inc.	47,979	1,049,880
Philip Morris International, Inc.	72,455	5,501,508
Swedish Match AB	7,041	291,180

		14,676,504

Total Consumer Staples		153,961,545

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	23,905	554,596
Halliburton Co.	40,815	769,363
Helmerich & Payne, Inc.	5,030	201,552
John Wood Group plc	27,276	127,408
National Oilwell Varco, Inc.	17,860	378,632
Schlumberger Ltd.	64,543	2,205,434
TechnipFMC plc	19,826	478,600
Tenaris SA	18,899	200,510
WorleyParsons Ltd.	12,908	113,347

		5,029,442

Oil, Gas & Consumable Fuels (2.9%)
Aker BP ASA	4,323	115,658
Apache Corp.	17,685	452,736
BP plc	810,829	5,142,293
Cabot Oil & Gas Corp.	20,040	352,103
Caltex Australia Ltd.	9,993	177,523
Chevron Corp.	89,080	10,564,888
Cimarex Energy Co.	4,441	212,902
Concho Resources, Inc.	9,303	631,674
ConocoPhillips	53,570	3,052,419
Devon Energy Corp.	21,810	524,749
Diamondback Energy, Inc.	7,211	648,341
Eni SpA	101,813	1,557,368
EOG Resources, Inc.	27,010	2,004,682
Equinor ASA	40,086	762,492
Exxon Mobil Corp.	197,314	13,932,342
Galp Energia SGPS SA	20,061	302,290
Hess Corp.	11,570	699,754
HollyFrontier Corp.	7,427	398,384
Idemitsu Kosan Co. Ltd.	7,839	221,486
Inpex Corp.	40,881	374,725
JXTG Holdings, Inc.	128,694	586,071
Kinder Morgan, Inc.	88,423	1,822,398
Koninklijke Vopak NV	2,813	144,594
Lundin Petroleum AB	7,492	224,744
Marathon Oil Corp.	38,720	475,094
Marathon Petroleum Corp.	32,112	1,950,804
Neste OYJ	16,932	560,479
Noble Energy, Inc.	22,300	500,858
Occidental Petroleum Corp.	42,001	1,867,784
Oil Search Ltd.	54,881	271,147
OMV AG	5,894	316,326
ONEOK, Inc.	19,147	1,410,942
Origin Energy Ltd.	70,416	378,792
Phillips 66	19,760	2,023,424
Pioneer Natural Resources Co.	7,980	1,003,645
Repsol SA	58,155	908,956
Royal Dutch Shell plc, Class A	177,184	5,193,701
Royal Dutch Shell plc, Class B	149,902	4,416,115
Santos Ltd.	70,860	369,702
TOTAL SA	95,635	4,991,406
Valero Energy Corp.	19,785	1,686,473
Washington H Soul Pattinson & Co. Ltd.(x)	4,790	67,990
Williams Cos., Inc. (The)	56,407	1,357,152
Woodside Petroleum Ltd.	37,466	818,815

		75,476,221

Total Energy		80,505,663

Financials (9.8%)
Banks (4.6%)
ABN AMRO Bank NV (CVA)(m)	16,929	298,457
AIB Group plc (BrsaItaliana Stock Exchange)	625	1,856
AIB Group plc (Turquoise Stock Exchange)	31,965	95,462
Aozora Bank Ltd.	4,643	116,027
Australia & New Zealand Banking Group Ltd.	114,343	2,201,054
Banco Bilbao Vizcaya Argentaria SA	266,863	1,390,491
Banco de Sabadell SA	225,203	218,509
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	649,824	2,646,472
Bank Hapoalim BM*	45,371	357,617
Bank Leumi Le-Israel BM	59,777	425,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	401,129	$11,700,933
Bank of East Asia Ltd. (The)	50,595	124,588
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	97,291
Bank of Ireland Group plc (Turquoise Stock Exchange)	14,404	57,145
Bank of Kyoto Ltd. (The)	2,084	81,433
Bank of Queensland Ltd.(x)	16,080	107,664
Bankia SA	49,386	93,258
Bankinter SA	26,980	170,383
Barclays plc	685,759	1,268,135
BB&T Corp.	35,915	1,916,784
Bendigo & Adelaide Bank Ltd.	19,508	151,288
BNP Paribas SA	45,529	2,216,719
BOC Hong Kong Holdings Ltd.	147,258	499,772
CaixaBank SA	143,634	377,295
Chiba Bank Ltd. (The)(x)	22,482	115,607
Citigroup, Inc.	113,830	7,863,376
Citizens Financial Group, Inc.	21,808	771,349
Comerica, Inc.	7,470	492,945
Commerzbank AG	40,097	232,591
Commonwealth Bank of Australia	70,848	3,865,198
Concordia Financial Group Ltd.	42,995	164,624
Credit Agricole SA	48,087	583,874
Danske Bank A/S	26,893	374,463
DBS Group Holdings Ltd.	71,451	1,292,389
DNB ASA	38,526	678,614
Erste Group Bank AG*	12,041	398,185
Fifth Third Bancorp	30,475	834,406
FinecoBank Banca Fineco SpA	20,714	219,270
First Republic Bank	7,572	732,212
Fukuoka Financial Group, Inc.	6,837	129,057
Hang Seng Bank Ltd.	30,019	647,283
HSBC Holdings plc	802,496	6,162,984
Huntington Bancshares, Inc.	49,405	705,009
ING Groep NV	155,757	1,630,446
Intesa Sanpaolo SpA	595,653	1,412,404
Israel Discount Bank Ltd., Class A	46,586	204,905
Japan Post Bank Co. Ltd.(x)	16,197	156,839
JPMorgan Chase & Co.	154,980	18,239,596
KBC Group NV	9,993	649,373
KeyCorp	48,200	859,888
Lloyds Banking Group plc	2,855,586	1,900,200
M&T Bank Corp.	6,590	1,041,022
Mebuki Financial Group, Inc.	35,297	86,835
Mediobanca Banca di Credito Finanziario SpA	24,851	271,405
Mitsubishi UFJ Financial Group, Inc.	492,270	2,496,748
Mizrahi Tefahot Bank Ltd.	5,605	139,309
Mizuho Financial Group, Inc.	965,419	1,478,598
National Australia Bank Ltd.	111,159	2,228,295
Nordea Bank Abp	123,340	874,669
Oversea-Chinese Banking Corp. Ltd.	127,468	1,001,557
People’s United Financial, Inc.	17,560	274,551
PNC Financial Services Group, Inc. (The)	21,500	3,013,440
Raiffeisen Bank International AG	5,924	137,467
Regions Financial Corp.	48,160	761,891
Resona Holdings, Inc.	83,707	358,440
Royal Bank of Scotland Group plc	192,886	492,350
Seven Bank Ltd.	23,804	65,165
Shinsei Bank Ltd.	6,200	90,255
Shizuoka Bank Ltd. (The)(x)	18,402	137,005
Skandinaviska Enskilda Banken AB, Class A	65,136	598,687
Societe Generale SA	31,721	869,198
Standard Chartered plc	112,580	947,088
Sumitomo Mitsui Financial Group, Inc.	53,185	1,817,513
Sumitomo Mitsui Trust Holdings, Inc.	13,224	476,492
SunTrust Banks, Inc.	20,870	1,435,856
SVB Financial Group*	2,460	514,017
Svenska Handelsbanken AB, Class A	61,119	572,320
Swedbank AB, Class A	36,244	521,714
UniCredit SpA	80,331	947,364
United Overseas Bank Ltd.	49,774	924,068
US Bancorp	70,745	3,915,028
Wells Fargo & Co.	197,380	9,955,847
Westpac Banking Corp.	137,979	2,760,341
Zions Bancorp NA	8,920	397,118

		119,532,798

Capital Markets (1.8%)
3i Group plc	38,941	558,519
Affiliated Managers Group, Inc.	2,476	206,375
Ameriprise Financial, Inc.	6,530	960,563
Amundi SA(m)	2,810	196,017
ASX Ltd.	7,748	423,957
Bank of New York Mellon Corp. (The)	42,360	1,915,096
BlackRock, Inc.	5,675	2,529,007
Cboe Global Markets, Inc.	5,188	596,153
Charles Schwab Corp. (The)	56,010	2,342,898
CME Group, Inc.	16,680	3,525,151
Credit Suisse Group AG (Registered)*	102,297	1,254,049
Daiwa Securities Group, Inc.	61,172	272,353
Deutsche Bank AG (Registered)	78,581	588,497
Deutsche Boerse AG	7,604	1,188,496
E*TRADE Financial Corp.	11,775	514,450
Franklin Resources, Inc.	13,835	399,278
Goldman Sachs Group, Inc. (The)	16,170	3,350,909
Hargreaves Lansdown plc	11,389	291,130
Hong Kong Exchanges & Clearing Ltd.	47,493	1,393,698
Intercontinental Exchange, Inc.	26,500	2,445,155
Invesco Ltd.	19,090	323,385
Investec plc	27,300	140,544
Japan Exchange Group, Inc.	20,301	318,996
Julius Baer Group Ltd.*	8,957	396,852
London Stock Exchange Group plc	12,541	1,126,878
Macquarie Group Ltd.	12,942	1,145,010
Magellan Financial Group Ltd.	5,013	174,048
MarketAxess Holdings, Inc.	1,795	587,863
Moody’s Corp.	7,765	1,590,505
Morgan Stanley	60,840	2,596,043
MSCI, Inc.	4,158	905,404
Nasdaq, Inc.	5,345	531,026
Natixis SA	42,558	176,499
Nomura Holdings, Inc.	132,773	562,282
Northern Trust Corp.	10,250	956,530
Partners Group Holding AG	748	573,938
Raymond James Financial, Inc.	5,934	489,318
S&P Global, Inc.	11,710	2,868,716
SBI Holdings, Inc.	9,414	201,209
Schroders plc	4,975	188,098
Singapore Exchange Ltd.	31,549	193,336
St James’s Place plc	21,190	255,174
Standard Life Aberdeen plc	99,708	350,379
State Street Corp.	17,675	1,046,183
T. Rowe Price Group, Inc.	11,145	1,273,316
UBS Group AG (Registered)*	154,328	1,751,953

		45,675,236

Consumer Finance (0.3%)
Acom Co. Ltd.	15,965	62,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AEON Financial Service Co. Ltd.	4,426	$66,559
American Express Co.	32,635	3,860,068
Capital One Financial Corp.	22,022	2,003,561
Credit Saison Co. Ltd.	6,287	84,253
Discover Financial Services	15,590	1,264,193
Synchrony Financial	30,818	1,050,586

		8,391,825

Diversified Financial Services (0.9%)
AMP Ltd.	117,562	144,811
Berkshire Hathaway, Inc., Class B*	90,656	18,858,261
Challenger Ltd.	22,014	109,506
Eurazeo SE	1,962	145,951
EXOR NV	4,340	290,824
Groupe Bruxelles Lambert SA	3,229	310,063
Industrivarden AB, Class C	6,684	146,322
Investor AB, Class B	18,229	890,891
Kinnevik AB, Class B	9,681	254,612
L E Lundbergforetagen AB, Class B	3,041	114,423
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,124	93,053
ORIX Corp.	52,997	789,625
Pargesa Holding SA	1,545	118,811
Tokyo Century Corp.	1,674	77,333
Wendel SA	1,309	180,626

		22,525,112

Insurance (2.2%)
Admiral Group plc	7,557	196,798
Aegon NV	71,291	296,595
Aflac, Inc.	35,440	1,854,221
Ageas	7,312	405,499
AIA Group Ltd.	483,039	4,563,716
Allianz SE (Registered)	16,988	3,959,662
Allstate Corp. (The)	15,990	1,737,793
American International Group, Inc.	41,154	2,292,278
Aon plc	11,255	2,178,630
Arthur J Gallagher & Co.	8,561	766,809
Assicurazioni Generali SpA	43,849	849,763
Assurant, Inc.	2,365	297,564
Aviva plc	156,220	766,977
Baloise Holding AG (Registered)	1,953	349,879
Chubb Ltd.	21,481	3,467,893
Cincinnati Financial Corp.	6,965	812,607
CNP Assurances	8,029	155,159
Dai-ichi Life Holdings, Inc.	43,131	649,807
Direct Line Insurance Group plc	55,030	203,122
Everest Re Group Ltd.	1,950	518,876
Gjensidige Forsikring ASA	8,004	158,670
Globe Life, Inc.	4,743	454,190
Hannover Rueck SE	2,413	407,921
Hartford Financial Services Group, Inc. (The)	16,715	1,013,096
Insurance Australia Group Ltd.	92,493	493,182
Japan Post Holdings Co. Ltd.	63,025	579,976
Legal & General Group plc	238,565	728,626
Lincoln National Corp.	9,875	595,660
Loews Corp.	12,825	660,231
Mapfre SA	43,137	116,179
Marsh & McLennan Cos., Inc.	23,490	2,350,174
Medibank Pvt Ltd.	110,221	252,938
MetLife, Inc.	45,920	2,165,587
MS&AD Insurance Group Holdings, Inc.	18,931	612,795
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,985	1,548,643
NN Group NV	12,284	435,676
Poste Italiane SpA(m)	20,909	237,697
Principal Financial Group, Inc.	12,175	695,679
Progressive Corp. (The)	27,100	2,093,475
Prudential Financial, Inc.	19,180	1,725,241
Prudential plc	103,783	1,882,194
QBE Insurance Group Ltd.	53,176	450,793
RSA Insurance Group plc	41,100	269,955
Sampo OYJ, Class A	17,742	705,446
SCOR SE	7,145	295,076
Sompo Holdings, Inc.	13,443	561,591
Sony Financial Holdings, Inc.	6,031	130,632
Suncorp Group Ltd.	50,462	464,909
Swiss Life Holding AG (Registered)	1,370	654,904
Swiss Re AG	12,197	1,272,188
T&D Holdings, Inc.	22,254	235,661
Tokio Marine Holdings, Inc.	25,826	1,380,333
Travelers Cos., Inc. (The)	12,295	1,828,144
Tryg A/S	4,837	138,615
Unum Group	10,190	302,847
Willis Towers Watson plc	6,034	1,164,381
Zurich Insurance Group AG	6,058	2,318,677

		57,705,630

Total Financials		253,830,601

Health Care (8.6%)
Biotechnology (1.1%)
AbbVie, Inc.	70,057	5,304,716
Alexion Pharmaceuticals, Inc.*	10,400	1,018,576
Amgen, Inc.	29,764	5,759,631
BeiGene Ltd. (ADR)*	1,432	175,363
Biogen, Inc.*	9,410	2,190,836
Celgene Corp.*	32,560	3,233,208
CSL Ltd.	18,130	2,859,628
Genmab A/S*	2,461	499,569
Gilead Sciences, Inc.	60,298	3,821,687
Grifols SA	11,938	351,840
Incyte Corp.*	8,230	610,913
PeptiDream, Inc.*	3,700	175,547
Regeneron Pharmaceuticals, Inc.*	3,700	1,026,380
Vertex Pharmaceuticals, Inc.*	11,973	2,028,465

		29,056,359

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	81,822	6,846,047
ABIOMED, Inc.*	2,142	381,040
Alcon, Inc.*	17,353	1,011,918
Align Technology, Inc.*	3,386	612,595
Asahi Intecc Co. Ltd.	7,650	200,722
Baxter International, Inc.	23,030	2,014,434
Becton Dickinson and Co.	12,516	3,166,047
BioMerieux	1,965	162,559
Boston Scientific Corp.*	64,415	2,621,046
Carl Zeiss Meditec AG	1,611	183,668
Cochlear Ltd.	2,310	324,534
Coloplast A/S, Class B	4,755	572,687
Cooper Cos., Inc. (The)	2,359	700,623
Danaher Corp.	28,740	4,150,918
Demant A/S*	4,545	116,413
Dentsply Sirona, Inc.	10,309	549,573
Edwards Lifesciences Corp.*	9,798	2,154,678
Fisher & Paykel Healthcare Corp. Ltd.	22,959	248,721
Hologic, Inc.*	12,550	633,650
Hoya Corp.	15,272	1,245,630
IDEXX Laboratories, Inc.*	4,001	1,087,992
Intuitive Surgical, Inc.*	5,381	2,905,363
Koninklijke Philips NV	37,068	1,717,096
Medtronic plc	62,583	6,797,765
Olympus Corp.	46,536	626,649
ResMed, Inc.	6,647	898,076
Sartorius AG (Preference)(q)	1,424	259,820
Siemens Healthineers AG(m)	6,003	236,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	35,015	$843,402
Sonova Holding AG (Registered)	2,223	516,744
Straumann Holding AG (Registered)	414	338,401
Stryker Corp.	14,435	3,122,291
Sysmex Corp.	6,664	445,725
Teleflex, Inc.	2,195	745,751
Terumo Corp.	25,750	828,763
Varian Medical Systems, Inc.*	4,270	508,514
Zimmer Biomet Holdings, Inc.	9,470	1,299,947

		51,075,971

Health Care Providers & Services (1.2%)
Alfresa Holdings Corp.	7,480	166,929
AmerisourceBergen Corp.	7,235	595,658
Anthem, Inc.	12,035	2,889,603
Cardinal Health, Inc.	13,870	654,525
Centene Corp.*	19,140	827,996
Cigna Corp.	17,714	2,688,808
CVS Health Corp.	60,219	3,798,012
DaVita, Inc.*	5,860	334,430
Fresenius Medical Care AG & Co. KGaA	8,625	580,031
Fresenius SE & Co. KGaA	16,696	780,595
HCA Healthcare, Inc.	12,468	1,501,397
Henry Schein, Inc.*	7,092	450,342
Humana, Inc.	6,370	1,628,618
Laboratory Corp. of America Holdings*	4,665	783,720
McKesson Corp.	9,145	1,249,756
Medipal Holdings Corp.	7,318	162,840
NMC Health plc	3,749	124,920
Quest Diagnostics, Inc.	6,335	678,035
Ramsay Health Care Ltd.	5,661	247,861
Ryman Healthcare Ltd.	16,008	133,222
Sonic Healthcare Ltd.	18,013	341,028
Suzuken Co. Ltd.	2,839	152,289
UnitedHealth Group, Inc.	44,885	9,754,408
Universal Health Services, Inc., Class B	3,950	587,562
WellCare Health Plans, Inc.*	2,321	601,534

		31,714,119

Health Care Technology (0.1%)
Cerner Corp.	15,300	1,043,001
M3, Inc.	16,829	404,986

		1,447,987

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	14,780	1,132,591
Eurofins Scientific SE	514	238,884
Illumina, Inc.*	6,925	2,106,724
IQVIA Holdings, Inc.*	7,346	1,097,345
Lonza Group AG (Registered)*	2,981	1,007,755
Mettler-Toledo International, Inc.*	1,234	869,230
PerkinElmer, Inc.	5,120	436,070
QIAGEN NV*	9,238	302,472
Sartorius Stedim Biotech	1,286	179,975
Thermo Fisher Scientific, Inc.	18,815	5,480,245
Waters Corp.*	3,515	784,653

		13,635,944

Pharmaceuticals (3.7%)
Allergan plc	14,737	2,480,090
Astellas Pharma, Inc.	75,230	1,070,440
AstraZeneca plc	53,045	4,735,731
Bayer AG (Registered)	37,322	2,631,532
Bristol-Myers Squibb Co.	76,005	3,854,214
Chugai Pharmaceutical Co. Ltd.	8,887	690,412
Daiichi Sankyo Co. Ltd.	22,665	1,426,244
Eisai Co. Ltd.	10,095	512,663
Eli Lilly & Co.	40,768	4,559,085
GlaxoSmithKline plc	198,707	4,262,410
H Lundbeck A/S	2,789	92,506
Hisamitsu Pharmaceutical Co., Inc.	2,041	89,191
Ipsen SA	1,712	162,528
Johnson & Johnson	125,040	16,177,675
Kyowa Kirin Co. Ltd.	9,683	187,884
Merck & Co., Inc.	121,160	10,199,249
Merck KGaA	5,173	582,719
Mitsubishi Tanabe Pharma Corp.	8,917	97,726
Mylan NV*	24,015	475,017
Nektar Therapeutics*	7,991	145,556
Novartis AG (Registered)	86,769	7,523,660
Novo Nordisk A/S, Class B	68,890	3,541,575
Ono Pharmaceutical Co. Ltd.	15,129	273,826
Orion OYJ, Class B	4,167	155,421
Otsuka Holdings Co. Ltd.	15,628	583,927
Perrigo Co. plc	5,780	323,044
Pfizer, Inc.	261,656	9,401,300
Recordati SpA	4,184	179,495
Roche Holding AG	28,118	8,182,830
Sanofi	45,236	4,193,881
Santen Pharmaceutical Co. Ltd.	14,579	253,220
Shionogi & Co. Ltd.	10,715	594,490
Sumitomo Dainippon Pharma Co. Ltd.	6,347	104,194
Taisho Pharmaceutical Holdings Co. Ltd.	1,415	102,731
Takeda Pharmaceutical Co. Ltd.	59,494	2,030,362
Teva Pharmaceutical Industries Ltd. (ADR)*	43,608	300,023
UCB SA	5,060	367,309
Vifor Pharma AG	1,821	290,926
Zoetis, Inc.	22,388	2,789,321

		95,624,407

Total Health Care		222,554,787

Industrials (7.4%)
Aerospace & Defense (1.6%)
Airbus SE	23,499	3,053,038
Arconic, Inc.	20,036	520,936
BAE Systems plc	127,934	896,617
Boeing Co. (The)	24,685	9,391,902
Dassault Aviation SA	120	169,771
Elbit Systems Ltd.	941	155,920
General Dynamics Corp.	12,975	2,370,922
Huntington Ingalls Industries, Inc.	1,988	421,038
L3Harris Technologies, Inc.	10,274	2,143,567
Leonardo SpA	16,197	190,486
Lockheed Martin Corp.	11,540	4,501,292
Meggitt plc	31,092	242,755
MTU Aero Engines AG	2,081	552,984
Northrop Grumman Corp.	8,160	3,058,286
Raytheon Co.	13,270	2,603,441
Rolls-Royce Holdings plc*	66,051	643,532
Safran SA	13,289	2,092,264
Singapore Technologies Engineering Ltd.	62,286	173,048
Textron, Inc.	11,295	553,003
Thales SA	4,494	516,764
TransDigm Group, Inc.	2,264	1,178,797
United Technologies Corp.	37,837	5,165,507

		40,595,870

Air Freight & Logistics (0.3%)
Bollore SA(x)	40,763	168,921
CH Robinson Worldwide, Inc.	6,360	539,201
Deutsche Post AG (Registered)	39,590	1,322,366
Expeditors International of Washington, Inc.	7,995	593,949
FedEx Corp.	11,345	1,651,492
SG Holdings Co. Ltd.	5,671	138,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	32,355	$3,876,776
Yamato Holdings Co. Ltd.	12,311	185,135

		8,476,566

Airlines (0.2%)
Alaska Air Group, Inc.	5,672	368,169
American Airlines Group, Inc.	19,045	513,644
ANA Holdings, Inc.	4,515	151,746
Delta Air Lines, Inc.	28,988	1,669,709
Deutsche Lufthansa AG (Registered)	9,509	151,112
easyJet plc	6,358	89,901
Japan Airlines Co. Ltd.	4,522	134,332
Singapore Airlines Ltd.	21,195	140,160
Southwest Airlines Co.	23,525	1,270,585
United Airlines Holdings, Inc.*	10,673	943,600

		5,432,958

Building Products (0.3%)
AGC, Inc.	7,185	222,610
Allegion plc	4,388	454,816
AO Smith Corp.	6,707	319,991
Assa Abloy AB, Class B	40,114	892,821
Cie de Saint-Gobain	20,372	799,361
Daikin Industries Ltd.	9,981	1,308,953
Fortune Brands Home & Security, Inc.	6,554	358,504
Geberit AG (Registered)	1,483	708,179
Johnson Controls International plc	43,030	1,888,587
Kingspan Group plc	6,136	299,619
LIXIL Group Corp.	10,655	187,232
Masco Corp.	14,220	592,690
TOTO Ltd.(x)	5,658	211,668

		8,245,031

Commercial Services & Supplies (0.3%)
Brambles Ltd.	63,786	490,797
Cintas Corp.	4,020	1,077,762
Copart, Inc.*	9,596	770,847
Dai Nippon Printing Co. Ltd.	9,646	248,989
Edenred	10,154	487,296
G4S plc	62,098	144,459
ISS A/S	6,316	156,288
Park24 Co. Ltd.	4,550	105,539
Rentokil Initial plc	74,014	425,716
Republic Services, Inc.	10,060	870,693
Rollins, Inc.	6,775	230,824
Secom Co. Ltd.	8,342	760,559
Securitas AB, Class B	12,531	191,961
Societe BIC SA	1,322	88,760
Sohgo Security Services Co. Ltd.	2,804	146,781
Toppan Printing Co. Ltd.	9,710	171,704
Waste Management, Inc.	18,210	2,094,150

		8,463,125

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	10,476	418,596
Bouygues SA	9,642	386,217
CIMIC Group Ltd.	3,893	82,637
Eiffage SA	3,396	352,084
Ferrovial SA	19,608	566,565
HOCHTIEF AG	990	112,869
Jacobs Engineering Group, Inc.	5,490	502,335
JGC Holdings Corp.	8,736	114,164
Kajima Corp.	17,940	235,107
Obayashi Corp.	25,890	257,643
Quanta Services, Inc.	6,785	256,473
Shimizu Corp.	23,667	214,070
Skanska AB, Class B	13,613	275,743
Taisei Corp.	8,074	312,506
Vinci SA	20,604	2,219,233

		6,306,242

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	73,758	1,449,220
AMETEK, Inc.	10,737	985,871
Eaton Corp. plc	20,155	1,675,888
Emerson Electric Co.	29,185	1,951,309
Fuji Electric Co. Ltd.	4,989	152,496
Legrand SA	10,474	747,529
Melrose Industries plc	194,438	481,968
Mitsubishi Electric Corp.	73,044	967,727
Nidec Corp.	8,978	1,205,647
Prysmian SpA	9,658	207,377
Rockwell Automation, Inc.	5,635	928,648
Schneider Electric SE	22,320	1,958,379
Siemens Gamesa Renewable Energy SA	9,541	129,470
Vestas Wind Systems A/S	7,821	607,188

		13,448,717

Industrial Conglomerates (0.9%)
3M Co.	27,160	4,465,104
CK Hutchison Holdings Ltd.	108,001	953,554
DCC plc	3,932	343,063
General Electric Co.	405,339	3,623,731
Honeywell International, Inc.	34,550	5,845,860
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	429,707
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	616	32,956
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	248,061
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	371	11,085
Keihan Holdings Co. Ltd.	3,777	167,847
Keppel Corp. Ltd.	58,104	249,290
NWS Holdings Ltd.	62,182	96,315
Roper Technologies, Inc.	4,815	1,717,029
Sembcorp Industries Ltd.	38,593	58,079
Siemens AG (Registered)	30,617	3,278,701
Smiths Group plc	15,846	305,890
Toshiba Corp.	22,198	677,488

		22,503,760

Machinery (1.3%)
Alfa Laval AB	12,590	248,499
Alstom SA	6,819	282,653
Amada Holdings Co. Ltd.	13,559	145,967
ANDRITZ AG	2,913	119,063
Atlas Copco AB, Class A	26,875	827,759
Atlas Copco AB, Class B	15,617	423,262
Caterpillar, Inc.	27,520	3,476,051
CNH Industrial NV	40,637	413,690
Cummins, Inc.	6,935	1,128,117
Daifuku Co. Ltd.(x)	3,976	204,822
Deere & Co.	14,980	2,526,826
Dover Corp.	6,770	674,021
Epiroc AB, Class A	26,375	285,879
Epiroc AB, Class B	15,607	161,238
FANUC Corp.	7,809	1,468,995
Flowserve Corp.	6,010	280,727
Fortive Corp.	13,670	937,215
GEA Group AG	6,140	165,768
Hino Motors Ltd.	11,450	94,247
Hitachi Construction Machinery Co. Ltd.(x)	4,223	101,743
Hoshizaki Corp.	2,133	167,484
IDEX Corp.	3,603	590,460
IHI Corp.	5,869	127,449
Illinois Tool Works, Inc.	14,245	2,229,200
Ingersoll-Rand plc	11,415	1,406,442
JTEKT Corp.	8,186	93,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kawasaki Heavy Industries Ltd.(x)	5,675	$125,545
KION Group AG	2,599	136,682
Knorr-Bremse AG	1,935	181,885
Komatsu Ltd.	36,946	845,700
Kone OYJ, Class B	13,564	772,320
Kubota Corp.	41,854	632,697
Kurita Water Industries Ltd.	3,878	103,760
Makita Corp.	8,894	279,673
Metso OYJ	4,212	157,329
Minebea Mitsumi, Inc.	14,489	229,278
MISUMI Group, Inc.	11,329	266,448
Mitsubishi Heavy Industries Ltd.	12,819	501,734
Nabtesco Corp.	4,421	136,770
NGK Insulators Ltd.	10,487	149,267
NSK Ltd.	14,266	120,065
PACCAR, Inc.	16,240	1,136,962
Parker-Hannifin Corp.	6,155	1,111,655
Pentair plc	7,423	280,589
Sandvik AB	45,183	703,858
Schindler Holding AG	1,630	364,527
Schindler Holding AG (Registered)	806	179,766
SKF AB, Class B	15,205	251,304
SMC Corp.	2,348	1,001,090
Snap-on, Inc.	2,570	402,308
Spirax-Sarco Engineering plc	2,946	284,166
Stanley Black & Decker, Inc.	7,070	1,020,979
Sumitomo Heavy Industries Ltd.	4,343	128,533
Techtronic Industries Co. Ltd.	53,934	375,378
THK Co. Ltd.	4,729	123,905
Volvo AB, Class B	59,444	834,833
Wabtec Corp.	2,177	156,439
Wartsila OYJ Abp	17,761	198,910
Weir Group plc (The)	10,385	182,020
Xylem, Inc.	8,350	664,827
Yangzijiang Shipbuilding Holdings Ltd.	94,600	65,706

		32,688,288

Marine (0.0%)
AP Moller - Maersk A/S, Class A	151	161,141
AP Moller - Maersk A/S, Class B	262	296,273
Kuehne + Nagel International AG (Registered)	2,161	318,288
Mitsui OSK Lines Ltd.	4,499	113,593
Nippon Yusen KK(x)	6,108	101,965

		991,260

Professional Services (0.5%)
Adecco Group AG (Registered)	6,333	350,392
Bureau Veritas SA	12,571	302,809
Equifax, Inc.	5,610	789,159
Experian plc	36,423	1,163,934
IHS Markit Ltd.*	16,708	1,117,431
Intertek Group plc	6,459	435,044
Nielsen Holdings plc	16,501	350,646
Persol Holdings Co. Ltd.	7,069	133,502
Randstad NV	4,768	234,327
Recruit Holdings Co. Ltd.	53,573	1,628,124
RELX plc (London Stock Exchange)	41,245	980,025
RELX plc (Turquoise Stock Exchange)	37,306	887,644
Robert Half International, Inc.	5,565	309,748
SEEK Ltd.	13,350	193,457
SGS SA (Registered)	214	530,470
Teleperformance	2,441	529,187
Verisk Analytics, Inc.	7,654	1,210,404
Wolters Kluwer NV	11,195	817,289

		11,963,592

Road & Rail (0.7%)
Aurizon Holdings Ltd.	79,649	317,179
Central Japan Railway Co.	5,761	1,183,902
ComfortDelGro Corp. Ltd.	85,998	149,329
CSX Corp.	37,390	2,590,005
DSV A/S	8,880	844,967
East Japan Railway Co.	12,191	1,162,444
Hankyu Hanshin Holdings, Inc.	9,084	349,918
JB Hunt Transport Services, Inc.	4,041	447,137
Kansas City Southern	4,750	631,798
Keikyu Corp.	8,760	169,731
Keio Corp.	4,037	251,274
Keisei Electric Railway Co. Ltd.	5,076	208,673
Kintetsu Group Holdings Co. Ltd.	6,836	355,946
Kyushu Railway Co.	6,381	203,307
MTR Corp. Ltd.	60,899	341,880
Nagoya Railroad Co. Ltd.	7,246	216,459
Nippon Express Co. Ltd.	3,139	159,962
Norfolk Southern Corp.	12,750	2,290,665
Odakyu Electric Railway Co. Ltd.	11,773	281,790
Seibu Holdings, Inc.	8,130	141,584
Tobu Railway Co. Ltd.	7,601	246,044
Tokyu Corp.	19,923	373,677
Union Pacific Corp.	34,390	5,570,492
West Japan Railway Co.	6,523	550,858

		19,039,021

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,293	289,792
Ashtead Group plc	18,917	526,593
Brenntag AG	6,183	299,219
Bunzl plc	13,464	351,787
Fastenal Co.	26,700	872,289
Ferguson plc	9,284	678,516
ITOCHU Corp.	53,884	1,111,817
Marubeni Corp.	62,600	415,519
Mitsubishi Corp.	54,055	1,325,316
Mitsui & Co. Ltd.	66,175	1,082,057
MonotaRO Co. Ltd.	4,918	128,539
Sumitomo Corp.	47,489	741,377
Toyota Tsusho Corp.	8,439	271,999
United Rentals, Inc.*	3,750	467,400
WW Grainger, Inc.	2,116	628,769

		9,190,989

Transportation Infrastructure (0.1%)
Aena SME SA(m)	2,702	494,767
Aeroports de Paris	1,335	237,470
Atlantia SpA	19,829	479,584
Auckland International Airport Ltd.	38,663	221,528
Fraport AG Frankfurt Airport Services Worldwide	1,665	141,225
Getlink SE	19,258	289,246
Japan Airport Terminal Co. Ltd.(x)	2,024	87,605
Kamigumi Co. Ltd.	4,221	95,565
SATS Ltd.	26,475	92,710
Sydney Airport	44,263	239,899
Transurban Group	107,071	1,061,611

		3,441,210

Total Industrials		190,786,629

Information Technology (11.4%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	2,434	581,531
Cisco Systems, Inc.	209,520	10,352,383
F5 Networks, Inc.*	2,835	398,091
Juniper Networks, Inc.	16,050	397,237
Motorola Solutions, Inc.	7,655	1,304,489
Nokia OYJ	225,564	1,143,219
Telefonaktiebolaget LM Ericsson, Class B	122,964	982,558

		15,159,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.6%)
Alps Alpine Co. Ltd.	8,291	$154,663
Amphenol Corp., Class A	14,040	1,354,860
CDW Corp.	6,929	853,930
Corning, Inc.	37,245	1,062,227
FLIR Systems, Inc.	6,445	338,942
Halma plc	15,194	368,218
Hamamatsu Photonics KK	5,605	207,871
Hexagon AB, Class B	10,421	502,416
Hirose Electric Co. Ltd.	1,310	160,411
Hitachi High-Technologies Corp.	2,703	155,993
Hitachi Ltd.	38,646	1,437,899
Ingenico Group SA	2,715	264,850
IPG Photonics Corp.*	1,712	232,147
Keyence Corp.	3,719	2,301,051
Keysight Technologies, Inc.*	8,651	841,310
Kyocera Corp.	12,799	793,686
Murata Manufacturing Co. Ltd.	22,922	1,099,196
Nippon Electric Glass Co. Ltd.	3,121	69,382
Omron Corp.	7,658	418,578
Shimadzu Corp.	8,816	222,428
TDK Corp.	5,187	463,892
TE Connectivity Ltd.	15,990	1,489,948
Venture Corp. Ltd.	10,768	119,277
Yaskawa Electric Corp.	9,521	349,140
Yokogawa Electric Corp.	9,062	165,693

		15,428,008

IT Services (2.7%)
Accenture plc, Class A	29,710	5,714,719
Adyen NV(m)*	414	272,729
Akamai Technologies, Inc.*	7,580	692,660
Alliance Data Systems Corp.	2,230	285,730
Amadeus IT Group SA	17,562	1,257,993
Atos SE	4,169	293,906
Automatic Data Processing, Inc.	20,425	3,297,003
Broadridge Financial Solutions, Inc.	5,462	679,637
Capgemini SE	6,583	775,633
Cognizant Technology Solutions Corp., Class A	26,950	1,624,142
Computershare Ltd.(x)	19,557	213,180
DXC Technology Co.	12,999	383,470
Fidelity National Information Services, Inc.	29,163	3,871,680
Fiserv, Inc.*	27,155	2,812,986
FleetCor Technologies, Inc.*	4,185	1,200,174
Fujitsu Ltd.	7,819	625,882
Gartner, Inc.*	4,248	607,422
Global Payments, Inc.	13,647	2,169,873
GMO Payment Gateway, Inc.(x)	1,600	106,987
International Business Machines Corp.	42,369	6,161,300
Itochu Techno-Solutions Corp.	3,800	100,584
Jack Henry & Associates, Inc.	3,609	526,806
Leidos Holdings, Inc.	6,863	589,394
Mastercard, Inc., Class A	42,410	11,517,284
Nomura Research Institute Ltd.	13,314	264,864
NTT Data Corp.	25,174	324,555
Obic Co. Ltd.	2,641	300,921
Otsuka Corp.	4,102	163,321
Paychex, Inc.	14,855	1,229,548
PayPal Holdings, Inc.*	54,935	5,690,717
VeriSign, Inc.*	4,990	941,264
Visa, Inc., Class A	81,940	14,094,499
Western Union Co. (The)	20,600	477,302
Wirecard AG	4,698	751,446
Wix.com Ltd.*	1,838	214,568
Worldline SA(m)*	3,718	234,636

		70,468,815

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	40,900	1,185,691
Advantest Corp.	7,900	348,879
Analog Devices, Inc.	17,176	1,919,074
Applied Materials, Inc.	45,765	2,283,673
ASM Pacific Technology Ltd.	11,906	145,375
ASML Holding NV	17,036	4,219,666
Broadcom, Inc.	19,315	5,332,292
Disco Corp.	1,128	213,446
Infineon Technologies AG	45,514	819,127
Intel Corp.	212,655	10,958,112
KLA Corp.	7,130	1,136,879
Lam Research Corp.	7,279	1,682,250
Maxim Integrated Products, Inc.	12,858	744,607
Microchip Technology, Inc.(x)	10,960	1,018,294
Micron Technology, Inc.*	52,195	2,236,556
NVIDIA Corp.	28,440	4,950,551
NXP Semiconductors NV	11,827	1,290,562
Qorvo, Inc.*	5,765	427,417
QUALCOMM, Inc.	56,487	4,308,828
Renesas Electronics Corp.*	30,034	194,995
Rohm Co. Ltd.	3,710	283,075
Skyworks Solutions, Inc.	8,242	653,179
STMicroelectronics NV	29,006	560,536
SUMCO Corp.	9,910	132,897
Texas Instruments, Inc.	44,760	5,784,782
Tokyo Electron Ltd.	6,261	1,190,820
Xilinx, Inc.	11,745	1,126,346

		55,147,909

Software (3.3%)
Adobe, Inc.*	22,785	6,294,356
ANSYS, Inc.*	3,860	854,449
Autodesk, Inc.*	10,160	1,500,632
Cadence Design Systems, Inc.*	13,072	863,798
Check Point Software Technologies Ltd.*	5,002	547,719
Citrix Systems, Inc.	5,930	572,364
CyberArk Software Ltd.*	1,489	148,632
Dassault Systemes SE	5,404	770,129
Fortinet, Inc.*	6,701	514,369
Intuit, Inc.	12,065	3,208,566
Micro Focus International plc	13,713	191,674
Microsoft Corp.	360,280	50,089,728
Nice Ltd.*	2,477	364,113
Oracle Corp. (Tokyo Stock Exchange)	1,508	130,682
Oracle Corp. (Turquoise Stock Exchange)	105,419	5,801,207
Sage Group plc (The)	43,453	369,399
salesforce.com, Inc.*	40,637	6,032,156
SAP SE	39,334	4,625,041
Symantec Corp.	29,740	702,756
Synopsys, Inc.*	6,919	949,633
Temenos AG (Registered)*	2,559	428,188
Trend Micro, Inc.	4,981	236,785

		85,196,376

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	203,404	45,556,394
Brother Industries Ltd.	8,849	160,080
Canon, Inc.	39,966	1,065,452
FUJIFILM Holdings Corp.	14,350	629,077
Hewlett Packard Enterprise Co.	66,275	1,005,392
HP, Inc.	73,725	1,394,877
Konica Minolta, Inc.	18,058	125,592
NEC Corp.	9,824	414,311
NetApp, Inc.	11,690	613,842
Ricoh Co. Ltd.(x)	26,816	241,313
Seagate Technology plc	12,040	647,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Seiko Epson Corp.(x)	11,181	$157,180
Western Digital Corp.	13,425	800,667
Xerox Holdings Corp.	9,576	286,418

		53,098,227

Total Information Technology		294,498,843

Materials (2.7%)
Chemicals (1.6%)
Air Liquide SA	17,388	2,475,138
Air Products & Chemicals, Inc.	10,195	2,261,863
Air Water, Inc.	5,949	106,298
Akzo Nobel NV	9,115	812,575
Albemarle Corp.(x)	4,864	338,145
Arkema SA	3,049	284,205
Asahi Kasei Corp.	50,452	496,471
BASF SE	36,759	2,568,998
Celanese Corp.	6,173	754,896
CF Industries Holdings, Inc.	10,730	527,916
Chr Hansen Holding A/S	4,222	358,349
Clariant AG (Registered)*	7,970	155,160
Corteva, Inc.	35,615	997,220
Covestro AG(m)	6,957	344,258
Croda International plc	5,143	307,326
Daicel Corp.	10,502	88,678
Dow, Inc.	35,615	1,697,055
DuPont de Nemours, Inc.	35,615	2,539,706
Eastman Chemical Co.	6,470	477,680
Ecolab, Inc.	11,870	2,350,735
EMS-Chemie Holding AG (Registered)	328	204,250
Evonik Industries AG	7,460	184,168
FMC Corp.	6,200	543,616
FUCHS PETROLUB SE (Preference)(q)	2,781	104,453
Givaudan SA (Registered)	370	1,032,093
Hitachi Chemical Co. Ltd.	4,089	133,306
Incitec Pivot Ltd.	64,267	147,048
International Flavors & Fragrances, Inc.(x)	4,745	582,164
Israel Chemicals Ltd.	28,182	139,927
Johnson Matthey plc	7,745	291,114
JSR Corp.	7,644	122,233
Kaneka Corp.	1,923	59,846
Kansai Paint Co. Ltd.	7,056	163,862
Koninklijke DSM NV	7,261	873,720
Kuraray Co. Ltd.	12,736	156,307
LANXESS AG	3,479	212,348
Linde plc	25,679	4,974,536
LyondellBasell Industries NV, Class A	14,616	1,307,693
Mitsubishi Chemical Holdings Corp.	51,158	364,363
Mitsubishi Gas Chemical Co., Inc.	6,467	86,247
Mitsui Chemicals, Inc.	7,325	163,673
Mosaic Co. (The)	16,475	337,737
Nippon Paint Holdings Co. Ltd.(x)	5,848	303,420
Nissan Chemical Corp.	4,971	206,656
Nitto Denko Corp.	6,179	297,392
Novozymes A/S, Class B	8,762	368,390
Orica Ltd.	15,206	231,335
PPG Industries, Inc.	11,210	1,328,497
Sherwin-Williams Co. (The)	3,915	2,152,741
Shin-Etsu Chemical Co. Ltd.	14,567	1,557,406
Showa Denko KK	5,389	140,799
Sika AG (Registered)	5,107	747,079
Solvay SA	2,966	307,115
Sumitomo Chemical Co. Ltd.	59,584	267,267
Symrise AG	5,149	500,379
Taiyo Nippon Sanso Corp.	5,200	104,986
Teijin Ltd.	7,093	136,186
Toray Industries, Inc.	55,435	411,232
Tosoh Corp.	10,408	137,458
Umicore SA(x)	7,889	297,770
Yara International ASA	7,107	306,071

		41,929,555

Construction Materials (0.2%)
Boral Ltd.	46,919	152,956
CRH plc	32,471	1,118,026
Fletcher Building Ltd.	34,152	110,138
HeidelbergCement AG	5,956	430,532
Imerys SA	2,009	80,756
James Hardie Industries plc (CHDI)	17,700	296,993
LafargeHolcim Ltd. (Registered)*	19,431	956,316
Martin Marietta Materials, Inc.	2,947	807,773
Taiheiyo Cement Corp.	4,741	126,763
Vulcan Materials Co.	6,110	924,076

		5,004,329

Containers & Packaging (0.2%)
Amcor plc	77,324	753,909
Avery Dennison Corp.	3,980	452,009
Ball Corp.	15,780	1,148,942
International Paper Co.	18,795	786,007
Packaging Corp. of America	4,382	464,930
Sealed Air Corp.	7,235	300,325
Smurfit Kappa Group plc	9,029	268,664
Toyo Seikan Group Holdings Ltd.	5,672	87,919
Westrock Co.	11,770	429,016

		4,691,721

Metals & Mining (0.7%)
Alumina Ltd.	97,969	156,714
Anglo American plc	42,171	970,242
Antofagasta plc	15,782	174,449
ArcelorMittal	26,584	373,954
BHP Group Ltd.	117,899	2,922,028
BHP Group plc	84,529	1,800,529
BlueScope Steel Ltd.	21,349	173,058
Boliden AB*	10,946	251,577
Evraz plc	20,218	116,241
Fortescue Metals Group Ltd.	55,452	329,360
Freeport-McMoRan, Inc.	67,520	646,166
Fresnillo plc(x)	8,847	74,361
Glencore plc*	445,294	1,340,034
Hitachi Metals Ltd.	8,518	91,857
JFE Holdings, Inc.	19,595	235,593
Kobe Steel Ltd.	12,357	65,828
Maruichi Steel Tube Ltd.	2,213	58,392
Mitsubishi Materials Corp.	4,429	119,404
Newcrest Mining Ltd.	30,747	721,156
Newmont Goldcorp Corp.	38,620	1,464,470
Nippon Steel Corp.	32,243	448,942
Norsk Hydro ASA	53,823	189,317
Nucor Corp.	14,615	744,050
Rio Tinto Ltd.	14,857	929,270
Rio Tinto plc	45,622	2,361,019
South32 Ltd.	202,171	357,513
Sumitomo Metal Mining Co. Ltd.	9,232	285,776
thyssenkrupp AG	16,194	224,251
voestalpine AG(x)	4,644	106,701

		17,732,252

Paper & Forest Products (0.0%)
Mondi plc	14,697	281,541
Oji Holdings Corp.	34,445	160,558
Stora Enso OYJ, Class R	23,282	280,534
UPM-Kymmene OYJ	21,361	631,419

		1,354,052

Total Materials		70,711,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	4,994	$769,276
American Tower Corp. (REIT)	20,555	4,545,327
Apartment Investment & Management Co. (REIT), Class A	7,252	378,119
Ascendas REIT (REIT)	98,715	222,835
AvalonBay Communities, Inc. (REIT)	6,465	1,392,108
Boston Properties, Inc. (REIT)	7,145	926,421
British Land Co. plc (The) (REIT)	36,258	260,710
CapitaLand Commercial Trust (REIT)	104,870	157,060
CapitaLand Mall Trust (REIT)	102,516	195,071
Covivio (REIT)	2,067	218,759
Crown Castle International Corp. (REIT)	19,350	2,689,843
Daiwa House REIT Investment Corp. (REIT)	168	472,342
Dexus (REIT)	43,687	351,774
Digital Realty Trust, Inc. (REIT)	9,588	1,244,618
Duke Realty Corp. (REIT)	16,618	564,513
Equinix, Inc. (REIT)	3,759	2,168,191
Equity Residential (REIT)	17,160	1,480,222
Essex Property Trust, Inc. (REIT)	3,103	1,013,595
Extra Space Storage, Inc. (REIT)	5,913	690,757
Federal Realty Investment Trust (REIT)	3,413	464,646
Gecina SA (REIT)	2,006	315,285
Goodman Group (REIT)	65,336	625,317
GPT Group (The) (REIT)	72,235	300,331
HCP, Inc. (REIT)	22,250	792,767
Host Hotels & Resorts, Inc. (REIT)	34,545	597,283
Icade (REIT)	1,488	133,072
Iron Mountain, Inc. (REIT)	13,288	430,398
Japan Prime Realty Investment Corp. (REIT)	33	156,569
Japan Real Estate Investment Corp. (REIT)	52	348,671
Japan Retail Fund Investment Corp. (REIT)	102	215,650
Kimco Realty Corp. (REIT)	19,600	409,248
Klepierre SA (REIT)	8,908	302,541
Land Securities Group plc (REIT)	28,191	296,847
Link REIT (REIT)	84,025	926,798
Macerich Co. (The) (REIT)(x)	4,880	154,159
Mid-America Apartment Communities, Inc. (REIT)	5,285	687,103
Mirvac Group (REIT)	145,878	301,289
Nippon Building Fund, Inc. (REIT)	53	406,844
Nippon Prologis REIT, Inc. (REIT)	68	186,218
Nomura Real Estate Master Fund, Inc. (REIT)	252	454,940
Prologis, Inc. (REIT)	29,262	2,493,708
Public Storage (REIT)	6,955	1,705,853
Realty Income Corp. (REIT)	13,734	1,053,123
Regency Centers Corp. (REIT)	7,858	546,052
SBA Communications Corp. (REIT)	5,275	1,272,066
Scentre Group (REIT)	212,798	564,458
Segro plc (REIT)	43,404	432,703
Simon Property Group, Inc. (REIT)	14,440	2,247,586
SL Green Realty Corp. (REIT)	3,977	325,120
Stockland (REIT)	96,263	295,626
Suntec REIT (REIT)	74,767	102,780
UDR, Inc. (REIT)	12,795	620,302
Unibail-Rodamco-Westfield (REIT)	5,535	806,897
United Urban Investment Corp. (REIT)	113	216,333
Ventas, Inc. (REIT)	16,539	1,207,843
Vicinity Centres (REIT)	130,335	226,082
Vornado Realty Trust (REIT)	8,010	509,997
Welltower, Inc. (REIT)	17,440	1,580,936
Weyerhaeuser Co. (REIT)	34,906	966,896

		45,421,878

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,017	63,343
Aroundtown SA	31,617	258,595
Azrieli Group Ltd.	1,698	133,349
CapitaLand Ltd.	101,672	259,669
CBRE Group, Inc., Class A*	14,690	778,717
City Developments Ltd.	18,062	128,328
CK Asset Holdings Ltd.	102,599	695,103
Daito Trust Construction Co. Ltd.	2,920	372,950
Daiwa House Industry Co. Ltd.	22,629	733,755
Deutsche Wohnen SE	14,288	521,547
Hang Lung Properties Ltd.	80,449	182,706
Henderson Land Development Co. Ltd.	57,013	265,508
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	250,722
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,717	9,650
Hulic Co. Ltd.	10,612	108,451
Hysan Development Co. Ltd.	24,642	99,352
Kerry Properties Ltd.	25,702	79,195
Lendlease Group	22,566	267,455
Mitsubishi Estate Co. Ltd.	47,313	911,910
Mitsui Fudosan Co. Ltd.	35,625	882,676
New World Development Co. Ltd.	244,360	317,387
Nomura Real Estate Holdings, Inc.	4,904	105,858
Sino Land Co. Ltd.	121,598	182,761
Sumitomo Realty & Development Co. Ltd.	13,316	506,531
Sun Hung Kai Properties Ltd.	63,548	914,581
Swire Pacific Ltd., Class A	19,543	181,898
Swire Properties Ltd.	45,927	144,150
Swiss Prime Site AG (Registered)*	3,039	297,338
Tokyu Fudosan Holdings Corp.	24,456	155,840
UOL Group Ltd.	17,843	96,822
Vonovia SE	19,697	999,370
Wharf Holdings Ltd. (The)	47,844	104,384
Wharf Real Estate Investment Co. Ltd.	47,673	260,332
Wheelock & Co. Ltd.	32,146	183,130

		11,453,363

Total Real Estate		56,875,241

Utilities (2.4%)
Electric Utilities (1.4%)
Alliant Energy Corp.	10,944	590,210
American Electric Power Co., Inc.	22,950	2,150,185
AusNet Services	73,093	89,541
Chubu Electric Power Co., Inc.	25,703	372,025
Chugoku Electric Power Co., Inc. (The)(x)	11,124	142,902
CK Infrastructure Holdings Ltd.	26,012	175,068
CLP Holdings Ltd.	65,462	687,803
Duke Energy Corp.	33,239	3,186,291
Edison International	15,095	1,138,465
EDP - Energias de Portugal SA	102,440	397,713
Electricite de France SA	25,982	290,837
Endesa SA	12,712	334,470
Enel SpA	325,514	2,430,694
Entergy Corp.	8,370	982,303
Evergy, Inc.	12,268	816,558
Eversource Energy	14,770	1,262,392
Exelon Corp.	45,050	2,176,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	22,630	$1,091,445
Fortum OYJ	17,775	420,219
HK Electric Investments & HK Electric Investments Ltd.(m)	106,056	101,080
Iberdrola SA	240,329	2,497,923
Kansai Electric Power Co., Inc. (The)	28,137	314,484
Kyushu Electric Power Co., Inc.	15,091	142,361
NextEra Energy, Inc.	22,240	5,181,698
Orsted A/S(m)	7,571	703,611
Pinnacle West Capital Corp.	5,190	503,793
Power Assets Holdings Ltd.	55,455	372,521
PPL Corp.	33,500	1,054,915
Red Electrica Corp. SA	17,324	351,872
Southern Co. (The)	47,905	2,959,092
SSE plc	41,084	629,162
Terna Rete Elettrica Nazionale SpA	56,311	361,751
Tohoku Electric Power Co., Inc.	17,079	166,486
Tokyo Electric Power Co. Holdings, Inc.*	61,073	298,799
Verbund AG	2,725	149,100
Xcel Energy, Inc.	23,890	1,550,222

		36,074,356

Gas Utilities (0.1%)
APA Group	47,222	365,259
Atmos Energy Corp.	5,459	621,726
Enagas SA	9,076	210,312
Hong Kong & China Gas Co. Ltd.	398,625	777,140
Naturgy Energy Group SA	12,014	318,724
Osaka Gas Co. Ltd.	14,921	285,241
Snam SpA	83,303	420,749
Toho Gas Co. Ltd.	2,923	111,648
Tokyo Gas Co. Ltd.	15,260	384,517

		3,495,316

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	30,830	503,762
Electric Power Development Co. Ltd.	5,848	133,321
Meridian Energy Ltd.	51,288	167,006
NRG Energy, Inc.	13,470	533,412
Uniper SE	8,055	264,176

		1,601,677

Multi-Utilities (0.7%)
AGL Energy Ltd.	26,247	339,427
Ameren Corp.	11,370	910,168
CenterPoint Energy, Inc.	23,340	704,401
Centrica plc	228,002	206,723
CMS Energy Corp.	13,125	839,344
Consolidated Edison, Inc.	14,430	1,363,202
Dominion Energy, Inc.	35,002	2,836,562
DTE Energy Co.	8,510	1,131,490
E.ON SE	88,092	856,366
Engie SA	74,884	1,222,665
National Grid plc	136,480	1,479,907
NiSource, Inc.	16,895	505,498
Public Service Enterprise Group, Inc.	23,525	1,460,432
RWE AG	21,890	684,515
Sempra Energy	12,770	1,884,980
Suez	15,562	244,674
Veolia Environnement SA	22,596	572,859
WEC Energy Group, Inc.	14,610	1,389,411

		18,632,624

Water Utilities (0.1%)
American Water Works Co., Inc.	8,428	1,047,011
Severn Trent plc	9,491	252,648
United Utilities Group plc	27,290	277,092

		1,576,751

Total Utilities		61,380,724

Total Common Stocks (66.3%) (Cost $1,258,607,940)		1,717,498,479

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.5%)
FHLB
2.500%, 2/13/24	$1,505,000	1,562,357
3.250%, 11/16/28	3,900,000	4,352,279
FHLMC
2.375%, 1/13/22	4,363,000	4,432,652
2.750%, 6/19/23	7,682,000	8,004,436
FNMA
2.875%, 10/30/20	3,861,000	3,905,748
2.875%, 9/12/23	10,515,000	11,041,256
1.875%, 9/24/26	6,945,000	7,050,727

Total U.S. Government Agency Securities		40,349,455

U.S. Treasury Obligations (30.0%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	37,909,856
7.125%, 2/15/23	4,247,000	5,014,114
6.000%, 2/15/26	5,790,000	7,324,350
6.125%, 11/15/27	7,066,000	9,468,302
5.250%, 11/15/28	4,491,000	5,849,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.125%, 3/31/20	$7,915,000	$7,885,396
1.375%, 3/31/20	6,140,000	6,125,010
1.625%, 6/30/20	4,131,000	4,123,658
1.375%, 8/31/20	12,464,000	12,410,443
1.375%, 10/31/20	6,157,000	6,128,199
2.625%, 11/15/20	5,956,000	6,009,337
3.625%, 2/15/21	25,540,800	26,185,056
1.125%, 2/28/21	10,065,000	9,977,128
1.250%, 3/31/21	15,535,000	15,422,735
3.125%, 5/15/21	2,430,000	2,483,512
1.375%, 5/31/21	3,943,000	3,920,898
2.125%, 8/15/21	15,585,000	15,710,715
1.125%, 9/30/21	6,424,000	6,358,066
1.250%, 10/31/21	23,318,100	23,128,640
2.000%, 11/15/21	21,755,000	21,918,587
1.875%, 11/30/21	22,832,400	22,951,466
2.000%, 2/15/22	18,097,500	18,262,922
1.750%, 3/31/22	11,505,000	11,548,144
1.750%, 5/15/22	11,809,000	11,855,820
1.750%, 5/31/22	9,923,000	9,960,018
1.750%, 6/30/22	2,801,000	2,813,200
1.875%, 7/31/22	9,922,000	9,996,996
2.000%, 7/31/22	9,694,500	9,806,404
1.625%, 8/15/22	4,960,000	4,966,491
1.875%, 8/31/22	6,639,500	6,695,521
1.875%, 10/31/22	13,116,000	13,231,789
1.625%, 11/15/22	10,639,000	10,653,753
2.000%, 11/30/22	9,843,000	9,966,806
2.125%, 12/31/22	6,550,000	6,662,322
2.000%, 2/15/23	14,252,000	14,446,017
1.500%, 3/31/23	1,675,000	1,671,074
1.750%, 5/15/23	15,074,000	15,161,735
1.625%, 5/31/23	1,217,000	1,219,401
2.500%, 8/15/23	8,760,000	9,064,718
1.375%, 8/31/23	8,622,000	8,559,356
1.375%, 9/30/23	2,254,000	2,237,667
2.750%, 11/15/23	27,487,900	28,771,027
2.125%, 11/30/23	10,761,000	10,997,868
2.250%, 12/31/23	20,033,000	20,588,603
2.500%, 1/31/24	6,753,500	7,014,934
2.750%, 2/15/24	17,216,000	18,072,093
2.125%, 3/31/24	6,873,000	7,038,650
2.250%, 4/30/24	8,502,000	8,758,886
2.000%, 5/31/24	18,133,000	18,497,076
2.375%, 8/15/24	23,890,000	24,784,009
2.250%, 11/15/24	16,725,000	17,275,095
2.000%, 2/15/25	24,828,800	25,355,928
2.125%, 5/15/25#	15,425,000	15,862,444
2.000%, 8/15/25#	19,170,000	19,596,832
1.625%, 2/15/26	9,575,000	9,579,301
1.500%, 8/15/26	14,770,200	14,651,635
2.000%, 11/15/26	13,253,700	13,593,326
2.250%, 2/15/27	7,918,000	8,261,165
2.375%, 5/15/27	8,771,500	9,242,454
2.250%, 8/15/27	8,059,500	8,425,326
2.250%, 11/15/27	9,306,000	9,735,857
2.750%, 2/15/28	5,049,000	5,481,814
2.875%, 5/15/28	5,952,000	6,532,553
2.875%, 8/15/28	922,000	1,013,858
3.125%, 11/15/28	6,260,300	7,029,388
2.625%, 2/15/29	8,240,100	8,919,748
2.375%, 5/15/29	13,956,000	14,823,617
1.625%, 8/15/29	2,739,000	2,727,231

Total U.S. Treasury Obligations		777,715,868

Total Long-Term Debt Securities (31.5%) (Cost $799,065,030)		818,065,323

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.(x)* (Cost $—)	1,249	1,514

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $400,028, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $408,002.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $400,157, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $444,563.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,746,441, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,781,254.(xx)	$1,746,327	$1,746,327

Total Repurchase Agreements		4,046,327

Total Short-Term Investments (0.2%) (Cost $4,046,327)		4,046,327

Total Investments in Securities (98.0%) (Cost $2,061,719,297)		2,539,611,643
Other Assets Less Liabilities (2.0%)		50,575,982

Net Assets (100%)		$2,590,187,625

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $31,829,806.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $4,699,666 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $7,543,709. This was collateralized by $3,885,966 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $4,046,327 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Chile	0.0	#
China	0.1
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.4
Germany	1.8%
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	5.2
Luxembourg	0.0	#
Macau	0.1
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	2.1
United Arab Emirates	0.0	#
United Kingdom	3.2
United States	76.6
Cash and Other	2.0

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	431	12/2019	EUR	16,700,268	211,515
MSCI EAFE E-Mini Index	57	12/2019	USD	5,410,440	9,184
Russell 2000 E-Mini Index	1,284	12/2019	USD	97,905,000	(3,616,867)
S&P Midcap 400 E-Mini Index	517	12/2019	USD	100,194,600	(1,379,550)
U.S. Treasury 2 Year Note	230	12/2019	USD	49,565,000	(113,477)
U.S. Treasury 5 Year Note	204	12/2019	USD	24,306,281	(166,206)
U.S. Treasury 10 Year Note	352	12/2019	USD	45,870,000	(369,878)

					(5,425,279)

Short Contracts
FTSE 100 Index	(30)	12/2019	GBP	(2,723,514)	(27,334)
S&P 500 E-Mini Index	(2,581)	12/2019	USD	(384,375,425)	4,471,472
SPI 200 Index	(183)	12/2019	AUD	(20,633,322)	(15,638)
TOPIX Index	(398)	12/2019	JPY	(58,453,087)	(1,251,162)

					3,177,338

					(2,247,941)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,159,927	AUD	24,949,000	BNP Paribas	12/16/2019	279,809
USD	28,388,959	AUD	41,730,676	Citibank NA	12/16/2019	154,611
USD	10,442,973	CHF	10,228,000	Credit Suisse	12/16/2019	125,230
USD	8,130,704	CHF	8,040,806	JPMorgan Chase Bank	12/16/2019	19,347
USD	25,616,906	CHF	24,729,086	Morgan Stanley	12/16/2019	670,842
USD	40,370,091	EUR	36,781,000	Goldman Sachs Bank USA	12/16/2019	43,864
USD	24,994,164	EUR	22,162,060	JPMorgan Chase Bank	12/16/2019	695,959
USD	807,085	EUR	725,705	UBS AG	12/16/2019	11,431
USD	8,653,676	GBP	6,990,000	BNP Paribas	12/16/2019	32,071
USD	29,473,580	GBP	23,734,605	Citibank NA	12/16/2019	198,845
USD	16,501,556	GBP	13,374,000	UBS AG	12/16/2019	5,798
USD	19,370,104	JPY	2,034,980,537	Goldman Sachs Bank USA	12/16/2019	444,130
USD	22,656,740	JPY	2,395,870,655	JPMorgan Chase Bank	12/16/2019	374,371
USD	3,261,826	JPY	348,335,000	UBS AG	12/16/2019	22,199
USD	15,153,518	NOK	137,602,000	JPMorgan Chase Bank	12/16/2019	10,136
USD	4,003,227	SEK	38,983,982	BNP Paribas	12/16/2019	22,314
USD	15,393,745	SEK	149,633,623	JPMorgan Chase Bank	12/16/2019	113,661
USD	18,327,569	SEK	178,381,018	UBS AG	12/16/2019	111,897

Total unrealized appreciation						3,336,515

AUD	23,009,013	USD	15,688,840	BNP Paribas	12/16/2019	(121,288)
AUD	33,490,938	USD	22,878,387	JPMorgan Chase Bank	12/16/2019	(218,922)
AUD	49,385,000	USD	33,452,831	Morgan Stanley	12/16/2019	(39,683)
CHF	1,267,544	USD	1,295,360	Credit Suisse	12/16/2019	(16,694)
CHF	7,952,000	USD	8,088,452	UBS AG	12/16/2019	(66,680)
EUR	2,404,000	USD	2,674,161	JPMorgan Chase Bank	12/16/2019	(38,446)
EUR	12,216,000	USD	13,607,769	Natwest Markets plc	12/16/2019	(214,299)
GBP	13,184,000	USD	16,616,336	Morgan Stanley	12/16/2019	(354,927)
JPY	2,387,039,000	USD	22,229,026	Citibank NA	12/16/2019	(28,794)
NOK	341,807,536	USD	38,167,193	JPMorgan Chase Bank	12/16/2019	(550,572)
NZD	53,515,000	USD	33,749,235	Citibank NA	12/16/2019	(179,681)
NZD	23,547,904	USD	15,235,984	Credit Suisse	12/16/2019	(464,562)
NZD	16,539,000	USD	10,616,893	HSBC Bank plc	12/16/2019	(242,104)
SEK	21,636,584	USD	2,285,747	BNP Paribas	12/16/2019	(76,291)
SEK	146,666,977	USD	15,193,474	Citibank NA	12/16/2019	(216,335)
SEK	107,117,413	USD	11,242,392	JPMorgan Chase Bank	12/16/2019	(303,921)

Total unrealized depreciation						(3,133,199)

Net unrealized appreciation						203,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$120,218,272	$29,821,195	$—		$150,039,467
Consumer Discretionary	118,784,233	63,568,837	—		182,353,070
Consumer Staples	87,989,547	65,971,998	—		153,961,545
Energy	52,161,725	28,343,938	—		80,505,663
Financials	153,390,637	100,439,964	—	(a)	253,830,601
Health Care	159,044,962	63,509,825	—		222,554,787
Industrials	110,213,249	80,573,380	—		190,786,629
Information Technology	259,413,953	35,084,890	—		294,498,843
Materials	32,093,873	38,618,036	—		70,711,909
Real Estate	36,957,515	19,917,726	—		56,875,241
Utilities	40,375,333	21,005,391	—		61,380,724
Forward Currency Contracts	—	3,336,515	—		3,336,515
Futures	4,692,171	—	—		4,692,171
Right
Consumer Discretionary	—	1,514	—		1,514
Short-Term Investments
Repurchase Agreements	—	4,046,327	—		4,046,327
U.S. Government Agency Securities	—	40,349,455	—		40,349,455
U.S. Treasury Obligations	—	777,715,868	—		777,715,868

Total Assets	$1,175,335,470	$1,372,304,859	$—		$2,547,640,329

Liabilities:
Forward Currency Contracts	$—	$(3,133,199)	$—		$(3,133,199)
Futures	(6,940,112)	—	—		(6,940,112)

Total Liabilities	$(6,940,112)	$(3,133,199)	$—		$(10,073,311)

Total	$1,168,395,358	$1,369,171,660	$—		$2,537,567,018

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$580,535,035
Aggregate gross unrealized depreciation	(124,142,386)

Net unrealized appreciation	$456,392,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,081,174,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.0%)
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§	$284,984	$285,013
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§	486,756	488,769
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	18,086	18,235
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§	3,180,000	3,196,399
Flagship Credit Auto Trust,
Series 2017-2 A
1.850%, 7/15/21§	56,576	56,563
Series 2017-3 A
1.880%, 10/15/21§	316,557	316,314
Series 2017-4 A
2.070%, 4/15/22§	263,497	263,201
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1
2.160%, 9/15/22	2,073,000	2,073,318
Hertz Vehicle Financing II LP,
2.730%, 3/25/21	4,695,000	4,701,645
Series 2015-3A A
2.670%, 9/25/21§	4,605,000	4,619,694
Series 2017-1A A
2.960%, 10/25/21§	2,180,000	2,193,776
Series 2019-1A A
3.710%, 3/25/23§	2,875,000	2,962,265
Marlette Funding Trust,
Series 2018-1A A
2.610%, 3/15/28§	261,981	262,021
Series 2018-3A A
3.200%, 9/15/28§	1,184,682	1,188,475
Series 2018-4A A
3.710%, 12/15/28§	1,243,781	1,255,336
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	224,202	224,739
Series 2017-2 A
3.280%, 2/25/26§	565,592	570,464
Series 2017-5 A2
2.780%, 9/25/26§	2,323,177	2,328,112
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	271,518	271,403
Series 2018-3 A2
3.670%, 8/25/27§	2,265,000	2,297,427
Series 2019-1 A
3.240%, 2/25/28§	1,973,438	1,988,675
Series 2019-3 A
2.900%, 5/25/28§	2,527,257	2,543,333
World Financial Network Credit Card Master Trust,
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,327,770
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,453,988
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,236,921
Series 2019-B M
3.040%, 4/15/26	2,700,000	2,719,655

Total Asset-Backed Securities		45,843,511

Collateralized Mortgage Obligations (4.5%)
Bellemeade Re Ltd.,
Series 2019-3A M1B
3.618%, 7/25/29(l)§	1,577,484	1,579,092
FHLMC,
Series 3017 CF
2.328%, 8/15/25(l)	14,343	14,326
Series 3305 FT
2.428%, 7/15/34(l)	98,751	98,756
Series 3349 FE
2.518%, 7/15/37(l)	1,776,705	1,781,189
Series 3807 FM
2.527%, 2/15/41(l)	60,419	60,546
Series 3927 FH
2.477%, 9/15/41(l)	83,809	84,004
Series 4029 LD
1.750%, 1/15/27	4,052,553	4,016,946
Series 4087 FB
2.498%, 7/15/42(l)	1,760,014	1,764,450
Series 4286 VF
2.477%, 12/15/43(l)	1,630,364	1,631,646
Series 4350 KF
2.580%, 1/15/39(l)	833,901	822,722
Series 4457 BA
3.000%, 7/15/39	6,141,020	6,333,098
Series 4459 CA
5.000%, 12/15/34	1,471,536	1,575,017
Series 4459 DA
5.500%, 10/15/35	8,481	8,492
Series 4483 A
3.000%, 12/15/29	2,903,992	2,936,488
Series 4486 JN
2.000%, 11/15/24	5,578,721	5,532,787
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3
6.168%, 1/25/25(l)	1,739,500	1,804,162
Series 2015-DNA3 M2
4.868%, 4/25/28(l)	347,060	350,461
Series 2015-HQ2 M2
3.968%, 5/25/25(l)	1,783,837	1,798,718
Series 2015-HQA1 M2
4.668%, 3/25/28(l)	661,784	664,620
Series 2016-HQA2 M2
4.268%, 11/25/28(l)	1,045,115	1,049,892
Series 2017-DNA1 M1
3.218%, 7/25/29(l)	424,190	425,144
Series 2017-DNA2 M1
3.218%, 10/25/29(l)	1,314,160	1,318,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2006-42 CF
2.468%, 6/25/36(l)	$92,994	$93,150
Series 2007-109 GF
2.698%, 12/25/37(l)	136,361	138,641
Series 2010-39 FT
2.968%, 10/25/35(l)	3,450,469	3,502,324
Series 2011-53 FT
2.598%, 6/25/41(l)	307,485	309,168
Series 2011-86 KF
2.568%, 9/25/41(l)	280,366	281,586
Series 2011-86 NF
2.568%, 9/25/41(l)	142,919	143,723
Series 2012-65 FA
2.468%, 6/25/42(l)	83,331	83,494
Series 2013-121 FA
2.418%, 12/25/43(l)	1,068,990	1,069,032
Series 2014-49 AF
2.550%, 8/25/44(l)	3,585,842	3,577,983
Series 2014-54 LA
3.000%, 2/25/44	1,610,365	1,629,458
Series 2014-C04 1M2
6.918%, 11/25/24(l)	2,286,937	2,496,146
Series 2014-C04 2M2
7.018%, 11/25/24(l)	1,704,429	1,822,244
Series 2015-72 PC
3.000%, 10/25/43	3,407,072	3,426,209
Series 2016-C02 1M2
8.018%, 9/25/28(l)	1,758,141	1,916,838
Series 2016-C03 1M1
4.018%, 10/25/28(l)	664,030	665,971
Series 2016-C04 1M1
3.468%, 1/25/29(l)	185,764	186,060
Series 2016-C06 1M1
3.318%, 4/25/29(l)	1,336,361	1,339,654
Series 2017-C01 1M1
3.318%, 7/25/29(l)	594,411	595,627
Series 2017-C02 2M1
3.168%, 9/25/29(l)	686,942	688,013
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
2.617%, 12/8/20(l)	4,110,878	4,113,301
Series 2010-R3 2A
2.617%, 12/8/20(l)	451,516	452,183
Oaktown Re III Ltd.,
Series 2019-1A M1B
3.968%, 7/25/29(l)§	1,016,573	1,018,781
PMT Credit Risk Transfer Trust,
Series 2019-1R A
4.140%, 3/27/24(l)§	1,013,002	1,012,623
Series 2019-2R A
4.889%, 5/27/23(l)§	1,833,423	1,839,702
Radnor RE Ltd.,
Series 2019-2 M1B
3.768%, 6/25/29(l)§	1,957,825	1,955,649

Total Collateralized Mortgage Obligations		70,008,566

Commercial Mortgage-Backed Securities (3.7%)
Ashford Hospitality Trust,
Series 2018-KEYS A
3.027%, 5/15/35(l)§	3,000,000	2,996,214
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.027%, 11/15/33(l)§	3,005,000	3,005,887
BHMS Mortgage Trust,
Series 2018-ATLS A
3.278%, 7/15/35(l)§	2,305,875	2,305,888
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,093,053
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS
3.683%, 9/10/45§	1,910,000	1,977,290
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	2,068,357
DBWF Mortgage Trust,
Series 2018-GLKS A
3.087%, 11/19/35(l)§	2,537,354	2,538,212
Great Wolf Trust,
Series 2017-WOLF A
2.878%, 9/15/34(l)§	2,267,000	2,266,301
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
3.228%, 6/15/38(l)§	3,195,119	3,197,039
Series 2019-SMP A
3.290%, 8/15/32(l)§	1,550,000	1,549,986
GS Mortgage Securities Trust,
Series 2010-C2 D
5.353%, 12/10/43(l)§	1,700,000	1,746,664
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	4,500,000	4,707,346
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,343,680
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.759%, 10/15/45(l)§	3,752,000	3,897,287
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,468,601
Series 2011-C1 D
5.554%, 9/15/47(l)§	1,840,000	1,896,183
Series 2011-C3 C
5.292%, 7/15/49(l)§	1,700,000	1,759,220
Series 2015-XLF2 SNMA
3.978%, 11/15/26(l)§	1,155,083	1,154,567
Series 2019-BPR C
5.078%, 5/15/36(l)§	2,220,000	2,219,967
Starwood Retail Property Trust,
Series 2014-STAR A
3.247%, 11/15/27(l)§	4,568,258	4,558,816
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,032,189
Series 2011-C3 C
5.335%, 3/15/44(l)§	1,700,000	1,750,905
Series 2013-C14 C
4.110%, 6/15/46(l)	2,247,689	2,297,883

Total Commercial Mortgage-Backed Securities		56,831,535

Corporate Bonds (9.2%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.125%, 2/17/26	2,943,000	3,162,899

Total Communication Services		3,162,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.3%)
Beverages (0.1%)
Molson Coors Brewing Co.
2.250%, 3/15/20	$1,520,000	$1,520,320

Food & Staples Retailing (0.2%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,548,013

Total Consumer Staples		5,068,333

Energy (0.4%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	3,750,000	3,802,654

Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,001,515

Total Energy		6,804,169

Financials (5.9%)
Banks (3.9%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,668,687
Bank of Nova Scotia (The)
2.500%, 1/8/21	3,055,000	3,071,832
BB&T Corp.
2.625%, 6/29/20	1,284,000	1,288,429
BNP Paribas SA
2.375%, 5/21/20	1,468,000	1,472,354
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	4,500,000	4,582,117
Credit Agricole SA
2.750%, 6/10/20§	2,219,000	2,229,695
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§	1,582,000	1,593,076
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,719,077
KeyBank NA
2.500%, 11/22/21	4,000,000	4,030,229
Lloyds Banking Group plc
4.050%, 8/16/23	1,505,000	1,576,473
4.450%, 5/8/25	1,700,000	1,827,971
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	2,500,000	2,520,486
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	2,500,000	2,553,411
MUFG Bank Ltd.
2.300%, 3/5/20§	2,600,000	2,601,843
NatWest Markets plc
3.625%, 9/29/22§	4,775,000	4,899,040
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.528%, 1/22/21(k)	5,200,000	5,199,372
US Bank NA
2.650%, 5/23/22	4,000,000	4,065,901
Wells Fargo & Co.
3.069%, 1/24/23	3,081,000	3,137,502
Westpac Banking Corp.
2.650%, 1/25/21	5,197,000	5,235,869

		59,273,364

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,328,385
ING Bank NV
5.800%, 9/25/23§	2,625,000	2,911,309
UBS AG
2.200%, 6/8/20§	5,479,000	5,483,139

		10,722,833

Consumer Finance (0.6%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,900,617
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,807,250
John Deere Capital Corp.
3.200%, 1/10/22	1,989,000	2,041,830

		9,749,697

Insurance (0.5%)
Metropolitan Life Global Funding I
2.500%, 12/3/20§	5,000,000	5,025,891
2.400%, 6/17/22§	3,350,000	3,378,478
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	31,147

		8,435,516

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 1/11/23§	3,034,000	3,083,231

Total Financials		91,264,641

Health Care (1.1%)
Biotechnology (0.5%)
Biogen, Inc.
4.050%, 9/15/25	3,541,000	3,843,725
Gilead Sciences, Inc.
2.550%, 9/1/20	3,645,000	3,663,954

		7,507,679

Pharmaceuticals (0.6%)
GlaxoSmithKline Capital plc
2.875%, 6/1/22	4,700,000	4,801,917
Merck & Co., Inc.
2.900%, 3/7/24	4,000,000	4,170,173

		8,972,090

Total Health Care		16,479,769

Industrials (0.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.300%, 8/1/21	3,864,000	3,879,066
Goodrich Corp.
4.875%, 3/1/20	31,000	31,313

		3,910,379

Total Industrials		3,910,379

Information Technology (0.5%)
IT Services (0.3%)
International Business Machines Corp.
2.850%, 5/13/22	4,000,000	4,079,225

Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	3,696,000	3,695,999

Total Information Technology		7,775,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	$31,000	$31,428

Total Materials		31,428

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
WP Carey, Inc. (REIT)
4.600%, 4/1/24	4,100,000	4,387,665

Total Real Estate		4,387,665

Utilities (0.2%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,178

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC
2.950%, 1/15/20	2,199,000	2,201,545

Total Utilities		2,216,723

Total Corporate Bonds		141,101,230

Foreign Government Securities (2.0%)
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,372,707
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,105,000
Republic of Panama
5.200%, 1/30/20	462,000	466,331
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,591,220

Total Foreign Government Securities		30,535,258

Municipal Bonds (0.0%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	23,276
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	8,198
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	6,000	6,199
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	10,983
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	8,000	8,092
6.395%, 1/1/40	6,000	8,888
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	9,021
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	11,477
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	9,242
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	6,000	7,245
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	9,338
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	49,720
6.750%, 8/1/49	6,000	10,038
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	7,372
5.750%, 7/1/34	7,000	9,122
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	8,929
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,841
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	51,064
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	53,316
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	11,594
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,795
6.648%, 11/15/39	6,000	8,522
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	15,103
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	43,512
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	13,096
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	7,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	$9,000	$12,375
5.561%, 12/1/49	7,000	9,852
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,367
6.918%, 4/1/40	6,000	9,082
7.043%, 4/1/50	6,000	10,078
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	10,935
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	9,427
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,453
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	7,190
5.600%, 3/15/40	6,000	7,908
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	9,929
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	8,030
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	7,334
5.140%, 8/1/40	6,000	7,926

Total Municipal Bonds		541,653

Supranational (0.0%)
Inter-American Development Bank
3.875%, 2/14/20	307,000	308,946

Total Supranational		308,946

U.S. Government Agency Securities (30.5%)
FFCB
2.550%, 3/11/21	65,000,000	65,836,017
2.230%, 4/5/21	6,000,000	6,051,041
FHLB
2.125%, 2/11/20	22,125,000	22,138,919
2.375%, 3/30/20	9,000,000	9,024,738
2.625%, 5/28/20	35,550,000	35,736,812
2.625%, 10/1/20	48,010,000	48,398,314
3.000%, 10/12/21	35,635,000	36,595,534
2.875%, 12/10/21	25,000,000	25,628,855
5.500%, 7/15/36	12,000	17,561
FHLMC
2.750%, 6/19/23	2,717,000	2,831,041
FNMA
1.000%, 10/24/19	31,048,000	31,027,058
1.500%, 7/30/20	29,270,000	29,181,309
2.875%, 10/30/20	39,000,000	39,452,002
2.500%, 4/13/21	54,814,000	55,477,507
2.750%, 6/22/21	54,575,000	55,605,562
2.500%, 2/5/24	5,000,000	5,188,036

Total U.S. Government Agency Securities		468,190,306

U.S. Treasury Obligations (36.8%)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	31,829,396	31,956,838
0.125%, 4/15/21 TIPS	49,575,377	49,025,398
0.625%, 7/15/21 TIPS	17,599,200	17,663,823
0.125%, 7/15/22 TIPS	46,438,639	46,229,122
U.S. Treasury Notes
3.375%, 11/15/19	85,804,600	85,957,101
2.250%, 2/29/20	47,900,000	47,961,748
1.625%, 3/15/20	34,883,000	34,840,077
2.250%, 3/31/20	31,554,000	31,608,850
1.375%, 8/31/20	10,214,000	10,170,111
2.625%, 8/31/20	21,479,000	21,628,767
1.375%, 9/30/20	32,698,000	32,553,988
1.625%, 10/15/20	19,575,400	19,534,491
1.750%, 10/31/20	26,354,000	26,335,212
2.625%, 11/15/20	25,151,000	25,376,230
2.000%, 11/30/20	7,594,000	7,610,241
1.625%, 6/30/21	15,840,000	15,822,057
1.125%, 9/30/21	7,223,000	7,148,865
2.875%, 10/15/21	19,524,200	20,000,102
2.875%, 11/15/21	33,639,000	34,496,401

Total U.S. Treasury Obligations		565,919,422

Total Long-Term Debt Securities (89.7%) (Cost $1,367,475,307)		1,379,280,427

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (9.0%)
U.S. Treasury Bills
1.52%, 10/8/19(p)	15,320,000	15,314,831
1.62%, 10/15/19(p)	102,565,000	102,495,799
1.71%, 11/5/19(p)	20,000,000	19,965,786

Total U.S. Treasury Obligations		137,776,416

Total Short-Term Investments (9.0%) (Cost $137,758,368)		137,776,416

Total Investments in Securities (98.7%) (Cost $1,505,233,675)		1,517,056,843
Other Assets Less Liabilities (1.3%)		20,040,541

Net Assets (100%)		$1,537,097,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $120,274,056 or 7.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(103)	12/2019	USD	(22,196,500)	40,916
U.S. Treasury 5 Year Note	(426)	12/2019	USD	(50,757,234)	429,144
U.S. Treasury 10 Year Note	(39)	12/2019	USD	(5,082,188)	53,604

					523,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$45,843,511	$—	$45,843,511
Collateralized Mortgage Obligations	—	70,008,566	—	70,008,566
Commercial Mortgage-Backed Securities	—	56,831,535	—	56,831,535
Corporate Bonds
Communication Services	—	3,162,899	—	3,162,899
Consumer Staples	—	5,068,333	—	5,068,333
Energy	—	6,804,169	—	6,804,169
Financials	—	91,264,641	—	91,264,641
Health Care	—	16,479,769	—	16,479,769
Industrials	—	3,910,379	—	3,910,379
Information Technology	—	7,775,224	—	7,775,224
Materials	—	31,428	—	31,428
Real Estate	—	4,387,665	—	4,387,665
Utilities	—	2,216,723	—	2,216,723
Foreign Government Securities	—	30,535,258	—	30,535,258
Futures	523,664	—	—	523,664
Municipal Bonds	—	541,653	—	541,653
Short-Term Investments
U.S. Treasury Obligations	—	137,776,416	—	137,776,416
Supranational	—	308,946	—	308,946
U.S. Government Agency Securities	—	468,190,306	—	468,190,306
U.S. Treasury Obligations	—	565,919,422	—	565,919,422

Total Assets	$523,664	$1,517,056,843	$—	$1,517,580,507

Total Liabilities	$—	$—	$—	$—

Total	$523,664	$1,517,056,843	$—	$1,517,580,507

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,774,021
Aggregate gross unrealized depreciation	116,416

Net unrealized appreciation	$13,890,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,503,690,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	4,800	$173,760
ATN International, Inc.	5,700	332,709
Bandwidth, Inc., Class A*	7,500	488,325
Cincinnati Bell, Inc.*	14,352	72,764
Cogent Communications Holdings, Inc.	19,200	1,057,920
Consolidated Communications Holdings, Inc.	56,022	266,665
Frontier Communications Corp.(x)*	39,233	34,015
IDT Corp., Class B*	1,100	11,583
Intelsat SA*	40,300	918,840
Iridium Communications, Inc.*	45,300	963,984
Ooma, Inc.*	5,000	52,000
ORBCOMM, Inc.(x)*	33,000	157,080
Pareteum Corp.(x)*	65,500	84,495
Vonage Holdings Corp.*	104,300	1,178,590

		5,792,730

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	26,562	284,213
Eros International plc*	38,300	73,153
Glu Mobile, Inc.*	51,800	258,482
IMAX Corp.*	33,100	726,545
Liberty Media Corp.-Liberty Braves, Class A*	4,200	116,886
Liberty Media Corp.-Liberty Braves, Class C*	16,500	457,875
LiveXLive Media, Inc.(x)*	3,000	6,015
Marcus Corp. (The)	13,200	488,532
Reading International, Inc., Class A*	2,500	29,900
Rosetta Stone, Inc.*	6,700	116,580

		2,558,181

Interactive Media & Services (0.7%)
Care.com, Inc.*	7,500	78,375
Cargurus, Inc.*	34,400	1,064,680
Cars.com, Inc.*	35,000	314,300
DHI Group, Inc.*	3,700	14,245
Eventbrite, Inc., Class A(x)*	17,000	301,070
EverQuote, Inc., Class A(x)*	3,200	68,288
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	385,810
Meet Group, Inc. (The)*	38,200	125,105
Pinterest, Inc., Class A(x)*	337,860	8,936,397
QuinStreet, Inc.*	20,300	255,577
Travelzoo*	3,300	35,277
TrueCar, Inc.*	58,400	198,560
Yelp, Inc.*	37,800	1,313,550

		13,091,234

Media (0.5%)
Boston Omaha Corp., Class A(x)*	2,900	57,507
Cardlytics, Inc.*	7,100	237,992
cbdMD, Inc.(x)*	2,200	8,712
Central European Media Enterprises Ltd., Class A*	22,600	101,587
Clear Channel Outdoor Holdings, Inc.*	9,300	23,436
comScore, Inc.*	4,800	9,168
Cumulus Media, Inc., Class A*	800	11,632
Daily Journal Corp.(x)*	300	74,268
Emerald Expositions Events, Inc.	11,400	110,922
Entercom Communications Corp., Class A	59,600	199,064
Entravision Communications Corp., Class A	12,900	41,022
EW Scripps Co. (The), Class A	21,965	291,695
Fluent, Inc.(x)*	22,200	60,717
Gannett Co., Inc.	61,400	659,436
Gray Television, Inc.*	55,500	905,760
Hemisphere Media Group, Inc.*	3,900	47,658
Lee Enterprises, Inc.*	2,900	5,916
Liberty Latin America Ltd., Class A*	20,500	349,935
Liberty Latin America Ltd., Class C*	53,600	916,292
Loral Space & Communications, Inc.*	4,200	173,880
Marchex, Inc., Class B*	1,700	5,338
MDC Partners, Inc., Class A*	19,850	55,977
Meredith Corp.(x)	20,100	736,866
MSG Networks, Inc., Class A(x)*	31,100	504,442
National CineMedia, Inc.	23,600	193,520
New Media Investment Group, Inc.(x)	26,000	229,060
Saga Communications, Inc., Class A	200	5,950
Scholastic Corp.	13,300	502,208
TechTarget, Inc.*	7,300	164,433
TEGNA, Inc.	102,200	1,587,166
Tribune Publishing Co.	7,400	63,492
WideOpenWest, Inc.*	17,000	104,720

		8,439,771

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	196,470
Gogo, Inc.(x)*	33,900	204,417
Shenandoah Telecommunications Co.	27,328	868,211
Spok Holdings, Inc.	8,943	106,779

		1,375,877

Total Communication Services		31,257,793

Consumer Discretionary (14.0%)
Auto Components (0.5%)
Adient plc	40,700	934,472
American Axle & Manufacturing Holdings, Inc.*	47,100	387,162
Cooper Tire & Rubber Co.	23,800	621,656
Cooper-Standard Holdings, Inc.*	8,700	355,656
Dana, Inc.	69,100	997,804
Dorman Products, Inc.*	14,000	1,113,560
Fox Factory Holding Corp.*	17,000	1,058,080
Gentherm, Inc.*	19,800	813,483
LCI Industries	11,300	1,037,905
Modine Manufacturing Co.*	23,300	264,921
Motorcar Parts of America, Inc.*	9,100	153,790
Standard Motor Products, Inc.	10,800	524,340
Stoneridge, Inc.*	12,500	387,125
Tenneco, Inc., Class A	20,600	257,912
Visteon Corp.*	13,100	1,081,274

		9,989,140

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	621,270

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	886,374
Funko, Inc., Class A*	6,700	137,852
Greenlane Holdings, Inc., Class A(x)*	5,800	19,662
Weyco Group, Inc.	2,300	52,003

		1,095,891

Diversified Consumer Services (2.9%)
Adtalem Global Education, Inc.*	28,000	1,066,520
American Public Education, Inc.*	6,150	137,391
Bright Horizons Family Solutions, Inc.*	124,295	18,954,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Career Education Corp.*	34,500	$548,205
Carriage Services, Inc.	1,300	26,572
Chegg, Inc.*	460,161	13,781,822
Grand Canyon Education, Inc.*	136,994	13,452,811
Houghton Mifflin Harcourt Co.*	69,300	369,369
K12, Inc.*	17,700	467,280
Laureate Education, Inc., Class A*	39,500	654,713
OneSpaWorld Holdings Ltd.*	21,100	327,683
Regis Corp.*	18,410	372,250
Sotheby’s*	18,500	1,054,130
Strategic Education, Inc.	9,531	1,295,072
WW International, Inc.*	18,200	688,324

		53,197,129

Hotels, Restaurants & Leisure (2.9%)
BBX Capital Corp.	3,800	17,746
Biglari Holdings, Inc., Class B*	570	62,130
BJ’s Restaurants, Inc.	11,800	458,312
Bloomin’ Brands, Inc.	51,100	967,323
Bluegreen Vacations Corp.(x)	8,300	77,356
Boyd Gaming Corp.	39,200	938,840
Brinker International, Inc.	18,200	776,594
Carrols Restaurant Group, Inc.*	18,200	150,878
Cheesecake Factory, Inc. (The)(x)	22,000	916,960
Chipotle Mexican Grill, Inc.*	14,260	11,985,102
Churchill Downs, Inc.	16,100	1,987,626
Chuy’s Holdings, Inc.*	4,200	103,992
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,626,500
Dave & Buster’s Entertainment, Inc.	19,800	771,210
Del Taco Restaurants, Inc.*	12,900	131,903
Denny’s Corp.*	29,712	676,394
Dine Brands Global, Inc.	8,000	606,880
Drive Shack, Inc.*	9,300	40,083
El Pollo Loco Holdings, Inc.*	10,400	113,984
Eldorado Resorts, Inc.(x)*	31,014	1,236,528
Empire Resorts, Inc.*	400	3,852
Everi Holdings, Inc.*	30,600	258,876
Fiesta Restaurant Group, Inc.*	2,700	28,134
Golden Entertainment, Inc.*	7,700	102,333
International Speedway Corp., Class A	12,900	580,629
J Alexander’s Holdings, Inc.*	182	2,133
Jack in the Box, Inc.	13,700	1,248,344
Lindblad Expeditions Holdings, Inc.*	8,900	149,164
Marriott Vacations Worldwide Corp.	20,018	2,074,065
Monarch Casino & Resort, Inc.*	800	33,352
Noodles & Co.(x)*	19,600	110,936
Papa John’s International, Inc.(x)	14,166	741,590
Penn National Gaming, Inc.*	53,114	989,248
Planet Fitness, Inc., Class A*	261,068	15,108,005
PlayAGS, Inc.*	3,900	40,092
Red Robin Gourmet Burgers, Inc.*	4,900	162,974
Red Rock Resorts, Inc., Class A	33,000	670,065
Ruth’s Hospitality Group, Inc.	10,200	208,233
Scientific Games Corp., Class A*	26,200	533,170
SeaWorld Entertainment, Inc.*	26,000	684,320
Shake Shack, Inc., Class A*	13,100	1,284,324
Target Hospitality Corp.(x)*	9,200	62,652
Texas Roadhouse, Inc.	31,100	1,633,372
Twin River Worldwide Holdings, Inc.	9,700	221,451
Wingstop, Inc.	14,100	1,230,648

		51,808,303

Household Durables (1.9%)
Beazer Homes USA, Inc.*	14,400	214,560
Cavco Industries, Inc.*	4,800	922,032
Century Communities, Inc.*	12,500	382,875
Ethan Allen Interiors, Inc.	7,600	145,160
GoPro, Inc., Class A(x)*	53,200	275,842
Green Brick Partners, Inc.*	2,900	31,030
Helen of Troy Ltd.*	12,500	1,970,750
Installed Building Products, Inc.*	10,400	596,336
iRobot Corp.(x)*	14,119	870,719
KB Home	40,700	1,383,800
La-Z-Boy, Inc.	25,600	859,904
LGI Homes, Inc.*	8,400	699,888
Lifetime Brands, Inc.	1,400	12,390
Lovesac Co. (The)*	3,100	57,877
M.D.C. Holdings, Inc.	23,613	1,017,720
M/I Homes, Inc.*	12,800	481,920
Meritage Homes Corp.*	17,900	1,259,265
NVR, Inc.*	3,350	12,453,123
Roku, Inc.*	39,040	3,972,710
Skyline Champion Corp.*	23,400	704,106
Sonos, Inc.*	32,400	434,484
Taylor Morrison Home Corp., Class A*	51,300	1,330,722
TopBuild Corp.*	16,200	1,562,166
TRI Pointe Group, Inc.*	71,275	1,071,976
Tupperware Brands Corp.	24,200	384,054
Universal Electronics, Inc.*	6,400	325,760
William Lyon Homes, Class A*	11,300	230,068

		33,651,237

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	11,200	165,704
Duluth Holdings, Inc., Class B(x)*	15,800	133,984
Etsy, Inc.*	247,839	14,002,904
Groupon, Inc.*	207,900	553,014
Lands’ End, Inc.*	14,000	158,830
Overstock.com, Inc.(x)*	12,800	135,552
PetMed Express, Inc.(x)	14,800	266,696
Quotient Technology, Inc.*	33,500	261,970
Rubicon Project, Inc. (The)*	21,600	188,136
Shutterstock, Inc.*	9,700	350,364
Stamps.com, Inc.*	8,200	610,490
Stitch Fix, Inc., Class A(x)*	19,500	375,375
Waitr Holdings, Inc.(x)*	18,200	23,387

		17,226,406

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	385,440
American Outdoor Brands Corp.*	20,400	119,340
Callaway Golf Co.	47,000	912,270
Clarus Corp.	3,300	38,692
Johnson Outdoors, Inc., Class A	2,500	146,400
Malibu Boats, Inc., Class A*	9,700	297,596
Marine Products Corp.	500	7,080
MasterCraft Boat Holdings, Inc.*	7,600	113,430
Sturm Ruger & Co., Inc.	8,300	346,608
Vista Outdoor, Inc.*	20,700	128,133
YETI Holdings, Inc.(x)*	14,600	408,800

		2,903,789

Multiline Retail (0.1%)
Big Lots, Inc.	23,200	568,400
Dillard’s, Inc., Class A(x)	7,400	489,214
JC Penney Co., Inc.(x)*	175,500	156,002

		1,213,616

Specialty Retail (4.1%)
Aaron’s, Inc.	34,300	2,204,118
Abercrombie & Fitch Co., Class A	38,100	594,360
American Eagle Outfitters, Inc.	87,000	1,411,140
America’s Car-Mart, Inc.*	1,800	165,060
Asbury Automotive Group, Inc.*	11,400	1,166,562
Ascena Retail Group, Inc.(x)*	54,164	14,305
At Home Group, Inc.(x)*	8,200	78,884
Bed Bath & Beyond, Inc.(x)	63,400	674,576
Boot Barn Holdings, Inc.*	13,000	453,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Buckle, Inc. (The)(x)	10,500	$216,300
Burlington Stores, Inc.*	104,580	20,897,176
Caleres, Inc.	20,300	475,223
Camping World Holdings, Inc., Class A(x)	16,900	150,410
Cato Corp. (The), Class A	11,900	209,559
Chico’s FAS, Inc.	61,400	247,442
Children’s Place, Inc. (The)(x)	7,745	596,288
Conn’s, Inc.*	11,800	293,348
Designer Brands, Inc., Class A	35,100	600,912
Express, Inc.*	12,900	44,376
Five Below, Inc.*	138,831	17,506,589
GameStop Corp., Class A(x)	47,300	261,096
Genesco, Inc.*	10,800	432,216
GNC Holdings, Inc., Class A(x)*	45,600	97,584
Group 1 Automotive, Inc.	8,500	784,635
Guess?, Inc.(x)	26,200	485,486
Haverty Furniture Cos., Inc.	2,500	50,675
Hibbett Sports, Inc.*	14,100	322,890
Hudson Ltd., Class A*	14,500	177,915
Lithia Motors, Inc., Class A	12,000	1,588,560
Lumber Liquidators Holdings, Inc.(x)*	13,400	132,258
MarineMax, Inc.*	12,200	188,856
Michaels Cos., Inc. (The)(x)*	39,600	387,684
Monro, Inc.	14,850	1,173,298
Murphy USA, Inc.*	14,700	1,253,910
National Vision Holdings, Inc.*	515,673	12,412,249
Office Depot, Inc.	288,900	507,019
Party City Holdco, Inc.(x)*	27,800	158,738
Rent-A-Center, Inc.	22,700	585,433
RH(x)*	9,608	1,641,335
Sally Beauty Holdings, Inc.*	57,800	860,642
Shoe Carnival, Inc.(x)	8,000	259,280
Signet Jewelers Ltd.(x)	27,800	465,928
Sleep Number Corp.*	14,900	615,668
Sonic Automotive, Inc., Class A	8,800	276,408
Tailored Brands, Inc.(x)	54,000	237,600
Winmark Corp.	400	70,556
Zumiez, Inc.*	7,200	228,060

		73,656,307

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	996,584
Deckers Outdoor Corp.*	13,300	1,959,888
Fossil Group, Inc.(x)*	23,300	291,483
G-III Apparel Group Ltd.*	24,000	618,480
Kontoor Brands, Inc.	20,500	719,550
Movado Group, Inc.	5,800	144,188
Oxford Industries, Inc.	7,600	544,920
Steven Madden Ltd.	43,893	1,570,930
Unifi, Inc.*	1,400	30,688
Vera Bradley, Inc.*	12,400	125,240
Wolverine World Wide, Inc.	42,700	1,206,702

		8,208,653

Total Consumer Discretionary		253,571,741

Consumer Staples (2.5%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,800	1,383,504
Celsius Holdings, Inc.(x)*	1,100	3,823
Coca-Cola Consolidated, Inc.	2,600	790,062
Craft Brew Alliance, Inc.*	1,400	11,466
MGP Ingredients, Inc.(x)	6,100	303,048
National Beverage Corp.(x)	5,700	252,852
New Age Beverages Corp.(x)*	27,500	75,900
Primo Water Corp.(x)*	10,700	131,396

		2,952,051

Food & Staples Retailing (1.3%)
Andersons, Inc. (The)	17,700	397,011
BJ’s Wholesale Club Holdings, Inc.*	58,340	1,509,256
Casey’s General Stores, Inc.	50,110	8,075,727
Chefs’ Warehouse, Inc. (The)*	10,300	415,296
Grocery Outlet Holding Corp.*	288,475	10,004,313
HF Foods Group, Inc.(x)*	1,500	25,575
Ingles Markets, Inc., Class A	3,500	136,010
Natural Grocers by Vitamin Cottage, Inc.*	3,600	35,964
Performance Food Group Co.*	47,900	2,203,879
PriceSmart, Inc.	12,700	902,970
Rite Aid Corp.(x)*	24,810	172,429
SpartanNash Co.	15,420	182,419
United Natural Foods, Inc.*	15,500	178,560
Village Super Market, Inc., Class A	2,300	60,835
Weis Markets, Inc.	2,700	102,978

		24,403,222

Food Products (0.6%)
Alico, Inc.	200	6,804
B&G Foods, Inc.(x)	36,100	682,651
Bridgford Foods Corp.(x)*	200	6,034
Calavo Growers, Inc.	8,400	799,512
Cal-Maine Foods, Inc.	18,200	727,181
Darling Ingredients, Inc.*	73,722	1,410,302
Dean Foods Co.(x)	29,500	34,220
Farmer Brothers Co.*	2,000	25,900
Fresh Del Monte Produce, Inc.	17,800	607,158
Freshpet, Inc.*	12,400	617,148
Hostess Brands, Inc.*	57,800	808,333
J&J Snack Foods Corp.	6,900	1,324,800
John B Sanfilippo & Son, Inc.	3,900	376,740
Lancaster Colony Corp.	10,100	1,400,365
Landec Corp.*	4,700	51,089
Limoneira Co.	3,100	56,916
Sanderson Farms, Inc.	9,800	1,483,034
Seneca Foods Corp., Class A*	1,100	34,298
Simply Good Foods Co. (The)*	33,500	971,165
Tootsie Roll Industries, Inc.(x)	7,741	287,501

		11,711,151

Household Products (0.1%)
Central Garden & Pet Co.*	2,700	78,921
Central Garden & Pet Co., Class A*	15,500	429,738
Oil-Dri Corp. of America	600	20,436
WD-40 Co.	7,800	1,431,612

		1,960,707

Personal Products (0.2%)
Edgewell Personal Care Co.*	25,400	825,246
elf Beauty, Inc.*	14,400	252,144
Inter Parfums, Inc.	8,400	587,748
Lifevantage Corp.*	900	12,330
Medifast, Inc.(x)	5,100	528,513
Nature’s Sunshine Products, Inc.*	7,500	62,175
Revlon, Inc., Class A(x)*	5,200	122,148
USANA Health Sciences, Inc.*	7,400	506,086
Youngevity International, Inc.(x)*	1,000	4,470

		2,900,860

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	11,000	24,860
Pyxus International, Inc.(x)*	6,300	82,404
Turning Point Brands, Inc.(x)	2,000	46,120
Universal Corp.	12,000	657,720
Vector Group Ltd.(x)	60,795	724,068

		1,535,172

Total Consumer Staples		45,463,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.0%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	62,200	$620,134
C&J Energy Services, Inc.*	30,400	326,192
Cactus, Inc., Class A*	208,155	6,024,006
Covia Holdings Corp.(x)*	45,160	91,223
Diamond Offshore Drilling, Inc.(x)*	31,400	174,584
DMC Global, Inc.(x)	6,500	285,870
Dril-Quip, Inc.*	18,400	923,312
Era Group, Inc.*	10,300	108,768
Exterran Corp.*	17,800	232,468
Forum Energy Technologies, Inc.*	32,400	50,220
Frank’s International NV*	35,300	167,675
FTS International, Inc.*	35,800	80,192
Geospace Technologies Corp.*	700	10,759
Helix Energy Solutions Group, Inc.*	75,800	610,948
Independence Contract Drilling, Inc.*	1,900	2,280
Keane Group, Inc.(x)*	31,900	193,314
KLX Energy Services Holdings, Inc.*	10,000	86,450
Liberty Oilfield Services, Inc., Class A(x)	20,900	226,347
Mammoth Energy Services, Inc.	23,800	59,024
Matrix Service Co.*	10,900	186,826
McDermott International, Inc.*	90,678	183,170
Nabors Industries Ltd.	163,600	305,932
National Energy Services Reunited Corp.*	6,100	40,748
Natural Gas Services Group, Inc.*	8,100	103,761
NCS Multistage Holdings, Inc.*	5,600	11,200
Newpark Resources, Inc.*	56,300	429,006
Nine Energy Service, Inc.*	11,300	69,721
Noble Corp. plc*	108,100	137,287
Oceaneering International, Inc.*	46,600	631,430
Oil States International, Inc.*	28,300	376,390
Pacific Drilling SA*	4,900	19,159
Parker Drilling Co.*	1,700	32,164
ProPetro Holding Corp.*	32,600	296,334
RigNet, Inc.*	10,800	83,700
RPC, Inc.(x)	41,400	232,254
SEACOR Holdings, Inc.*	10,000	470,700
SEACOR Marine Holdings, Inc.*	14,754	185,458
Seadrill Ltd.(x)*	29,000	60,900
Select Energy Services, Inc., Class A*	27,500	238,150
Smart Sand, Inc.(x)*	16,900	47,827
Solaris Oilfield Infrastructure, Inc., Class A(x)	13,700	183,854
TETRA Technologies, Inc.*	65,800	132,258
Tidewater, Inc.*	23,550	355,840
US Silica Holdings, Inc.(x)	37,900	362,324
US Well Services, Inc.(x)*	500	1,095

		15,451,254

Oil, Gas & Consumable Fuels (1.1%)
Abraxas Petroleum Corp.*	60,400	30,653
Altus Midstream Co.(x)*	21,900	61,977
Amplify Energy Corp.	1,900	11,723
Arch Coal, Inc., Class A(x)	10,700	793,940
Ardmore Shipping Corp.*	6,700	44,823
Berry Petroleum Corp.	11,400	106,704
Bonanza Creek Energy, Inc.*	8,500	190,315
Brigham Minerals, Inc., Class A(x)	6,900	137,310
California Resources Corp.(x)*	20,200	206,040
Callon Petroleum Co.(x)*	121,437	527,037
Carrizo Oil & Gas, Inc.*	36,900	316,786
Chaparral Energy, Inc., Class A(x)*	3,000	4,020
Clean Energy Fuels Corp.*	54,400	112,336
CNX Resources Corp.*	90,200	654,852
Comstock Resources, Inc.(x)*	16,000	124,640
CONSOL Energy, Inc.*	13,200	206,316
Contura Energy, Inc.*	8,800	246,048
CVR Energy, Inc.	13,900	612,017
Delek US Holdings, Inc.	36,623	1,329,415
Denbury Resources, Inc.(x)*	217,400	258,706
DHT Holdings, Inc.	41,900	257,685
Diamond S Shipping, Inc.*	4,800	52,896
Dorian LPG Ltd.*	21,115	218,751
Earthstone Energy, Inc., Class A*	1,500	4,875
Energy Fuels, Inc.(x)*	22,200	42,846
Evolution Petroleum Corp.	9,000	52,560
Extraction Oil & Gas, Inc.(x)*	58,600	172,284
Falcon Minerals Corp.(x)	7,300	41,975
GasLog Ltd.	21,300	273,705
Golar LNG Ltd.(x)	46,400	602,736
Goodrich Petroleum Corp.*	400	4,252
Green Plains, Inc.	17,900	189,651
Gulfport Energy Corp.(x)*	82,400	223,304
Hallador Energy Co.	800	2,896
HighPoint Resources Corp.*	66,200	105,258
International Seaways, Inc.*	10,500	202,230
Isramco, Inc.*	100	12,269
Jagged Peak Energy, Inc.(x)*	30,400	220,704
Laredo Petroleum, Inc.*	50,500	121,705
Magnolia Oil & Gas Corp., Class A(x)*	46,900	520,590
Matador Resources Co.*	49,800	823,194
Montage Resources Corp.(x)*	7,639	28,875
NACCO Industries, Inc., Class A	900	57,519
NextDecade Corp.(x)*	1,500	8,640
Nordic American Tankers Ltd.(x)	68,300	147,528
Northern Oil and Gas, Inc.(x)*	119,000	233,240
Oasis Petroleum, Inc.*	148,163	512,644
Overseas Shipholding Group, Inc., Class A*	10,800	18,900
Panhandle Oil and Gas, Inc., Class A	9,200	128,616
Par Pacific Holdings, Inc.*	12,700	290,322
PDC Energy, Inc.*	30,247	839,354
Peabody Energy Corp.	38,100	560,832
Penn Virginia Corp.*	6,600	191,862
PrimeEnergy Resources Corp.(x)*	200	23,000
QEP Resources, Inc.	111,000	410,700
Renewable Energy Group, Inc.(x)*	14,700	220,574
REX American Resources Corp.*	2,400	183,192
Ring Energy, Inc.*	30,300	49,692
Roan Resources, Inc.(x)*	15,300	18,819
Rosehill Resources, Inc.*	4,000	7,800
SandRidge Energy, Inc.*	16,900	79,430
Scorpio Tankers, Inc.	21,680	645,197
SemGroup Corp., Class A	34,300	560,462
Ship Finance International Ltd.	37,200	522,288
SilverBow Resources, Inc.*	600	5,814
SM Energy Co.	52,000	503,880
Southwestern Energy Co.*	278,000	536,540
SRC Energy, Inc.*	113,700	529,842
Talos Energy, Inc.*	7,900	160,607
Teekay Corp.	49,400	197,600
Teekay Tankers Ltd., Class A*	115,000	149,500
Tellurian, Inc.(x)*	62,100	516,362
Unit Corp.*	27,600	93,288
Uranium Energy Corp.*	10,900	10,626
W&T Offshore, Inc.(x)*	50,200	219,374
Whiting Petroleum Corp.(x)*	42,200	338,866
World Fuel Services Corp.	31,600	1,262,104

		20,385,913

Total Energy		35,837,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (11.3%)
Banks (5.3%)
1st Constitution Bancorp	500	$9,375
1st Source Corp.	8,935	408,598
ACNB Corp.	700	24,010
Allegiance Bancshares, Inc.*	9,000	288,810
Amalgamated Bank, Class A	4,000	64,080
Amerant Bancorp, Inc.(x)*	3,900	81,783
American National Bankshares, Inc.	5,800	205,726
Ameris Bancorp	35,120	1,413,229
Ames National Corp.	8,960	256,346
Arrow Financial Corp.	4,419	147,540
Atlantic Capital Bancshares, Inc.*	6,400	110,976
Atlantic Union Bankshares Corp.	41,744	1,554,755
Banc of California, Inc.	25,700	363,398
BancFirst Corp.	8,200	454,444
Bancorp, Inc. (The)*	11,400	112,860
BancorpSouth Bank	45,200	1,338,372
Bank First Corp.(x)	1,200	79,416
Bank of Commerce Holdings	3,700	40,293
Bank of Marin Bancorp	3,980	165,130
Bank of NT Butterfield & Son Ltd. (The)	26,100	773,604
Bank of Princeton (The)	400	11,624
Bank7 Corp.	100	1,880
BankFinancial Corp.	12,600	149,940
Bankwell Financial Group, Inc.	1,000	27,500
Banner Corp.	19,900	1,117,783
Bar Harbor Bankshares	2,300	57,339
Baycom Corp.*	1,100	24,981
BCB Bancorp, Inc.	2,400	30,816
Berkshire Hills Bancorp, Inc.	22,800	667,812
Boston Private Financial Holdings, Inc.	54,810	638,811
Bridge Bancorp, Inc.	6,400	189,184
Brookline Bancorp, Inc.	33,856	498,699
Bryn Mawr Bank Corp.	8,300	303,033
Business First Bancshares, Inc.	1,800	43,920
Byline Bancorp, Inc.*	4,700	84,036
C&F Financial Corp.	900	47,394
Cadence Bancorp	63,051	1,105,915
Cambridge Bancorp(x)	600	45,006
Camden National Corp.	11,525	499,263
Capital Bancorp, Inc.*	500	6,810
Capital City Bank Group, Inc.	8,700	238,815
Capstar Financial Holdings, Inc.	3,700	61,346
Carolina Financial Corp.	9,000	319,860
Carter Bank & Trust*	4,800	90,672
Cathay General Bancorp	37,801	1,313,018
CBTX, Inc.	7,800	217,464
CenterState Bank Corp.	67,002	1,607,043
Central Pacific Financial Corp.	21,600	613,440
Central Valley Community Bancorp	2,300	46,805
Century Bancorp, Inc., Class A	900	78,840
Chemung Financial Corp.	600	25,200
Citizens & Northern Corp.	7,200	189,216
City Holding Co.	10,500	800,625
Civista Bancshares, Inc.	2,800	60,844
CNB Financial Corp.	6,140	176,218
Coastal Financial Corp.*	800	12,088
Codorus Valley Bancorp, Inc.	1,360	31,634
Colony Bankcorp, Inc.	1,000	15,350
Columbia Banking System, Inc.	40,075	1,478,767
Community Bank System, Inc.	23,596	1,455,637
Community Bankers Trust Corp.	3,600	30,960
Community Financial Corp. (The)	800	26,776
Community Trust Bancorp, Inc.	8,500	361,930
ConnectOne Bancorp, Inc.	16,400	364,080
Customers Bancorp, Inc.*	8,700	180,438
CVB Financial Corp.	62,000	1,293,940
DNB Financial Corp.	900	40,059
Eagle Bancorp, Inc.	17,930	800,037
Enterprise Bancorp, Inc.	1,200	35,976
Enterprise Financial Services Corp.	15,490	631,217
Equity Bancshares, Inc., Class A*	4,300	115,283
Esquire Financial Holdings, Inc.*	400	9,920
Evans Bancorp, Inc.	600	22,440
Farmers & Merchants Bancorp, Inc.	1,300	33,748
Farmers National Banc Corp.	3,700	53,576
FB Financial Corp.	12,000	450,600
Fidelity D&D Bancorp, Inc.	500	31,125
Financial Institutions, Inc.	2,800	84,504
First Bancorp (Nasdaq Stock Exchange)	17,188	617,049
First Bancorp (Quotrix Stock Exchange)	100,800	1,005,984
First Bancorp, Inc.	4,240	116,558
First Bancshares, Inc. (The)	2,700	87,210
First Bank	1,300	14,079
First Busey Corp.	26,331	665,648
First Business Financial Services, Inc.	1,300	31,304
First Capital, Inc.(x)	400	23,132
First Choice Bancorp	1,000	21,320
First Commonwealth Financial Corp.	59,700	792,816
First Community Bankshares, Inc.	1,000	32,370
First Financial Bancorp	48,365	1,183,733
First Financial Bankshares, Inc.	60,800	2,026,464
First Financial Corp.	3,300	143,451
First Financial Northwest, Inc.	1,900	28,082
First Foundation, Inc.	11,800	180,245
First Guaranty Bancshares, Inc.	600	13,284
First Internet Bancorp	2,800	59,948
First Interstate BancSystem, Inc., Class A	15,789	635,349
First Merchants Corp.	28,627	1,077,377
First Mid Bancshares, Inc.	2,800	96,936
First Midwest Bancorp, Inc.	50,000	974,000
First Northwest Bancorp	300	5,196
First of Long Island Corp. (The)	8,800	200,200
Flushing Financial Corp.	19,350	390,967
FNCB Bancorp, Inc.	2,000	15,620
Franklin Financial Network, Inc.	5,100	154,071
Franklin Financial Services Corp.	800	28,440
Fulton Financial Corp.	81,500	1,318,670
FVCBankcorp, Inc.*	2,100	36,876
German American Bancorp, Inc.	16,050	514,402
Glacier Bancorp, Inc.	41,430	1,676,258
Great Southern Bancorp, Inc.	5,000	284,750
Great Western Bancorp, Inc.	30,800	1,016,400
Guaranty Bancshares, Inc.	1,600	48,944
Hancock Whitney Corp.	44,002	1,685,057
Hanmi Financial Corp.	19,438	365,046
HarborOne Bancorp, Inc.*	9,515	95,768
Hawthorn Bancshares, Inc.	700	16,681
Heartland Financial USA, Inc.	17,055	763,041
Heritage Commerce Corp.	13,300	156,341
Heritage Financial Corp.	17,866	481,667
Hilltop Holdings, Inc.	34,099	814,625
Home BancShares, Inc.	75,875	1,426,071
HomeTrust Bancshares, Inc.	2,600	67,782
Hope Bancorp, Inc.	66,285	950,527
Horizon Bancorp, Inc.	15,500	269,080
Howard Bancorp, Inc.*	3,100	51,739
IBERIABANK Corp.	28,648	2,164,070
Independent Bank Corp.	5,100	108,707
Independent Bank Corp./MA	17,923	1,337,952
Independent Bank Group, Inc.	18,230	959,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
International Bancshares Corp.	28,700	$1,108,394
Investar Holding Corp.	1,900	45,220
Investors Bancorp, Inc.	124,972	1,419,682
Lakeland Bancorp, Inc.	20,010	308,754
Lakeland Financial Corp.	15,855	697,303
LCNB Corp.	2,900	51,446
LegacyTexas Financial Group, Inc.	22,130	963,319
Level One Bancorp, Inc.	400	9,648
Live Oak Bancshares, Inc.	6,200	112,220
Macatawa Bank Corp.	4,700	48,833
Mackinac Financial Corp.	1,000	15,460
MainStreet Bancshares, Inc.*	1,200	25,260
Malvern Bancorp, Inc.*	1,000	21,830
Mercantile Bank Corp.	5,500	180,400
Metropolitan Bank Holding Corp.*	2,000	78,660
Mid Penn Bancorp, Inc.	900	23,067
Midland States Bancorp, Inc.	7,400	192,770
MidWestOne Financial Group, Inc.	1,900	57,988
MutualFirst Financial, Inc.	1,100	34,672
MVB Financial Corp.	600	11,910
National Bank Holdings Corp., Class A	19,800	676,962
National Bankshares, Inc.	2,900	116,145
NBT Bancorp, Inc.	24,195	885,295
Nicolet Bankshares, Inc.*	2,100	139,797
Northeast Bank	900	19,953
Northrim Bancorp, Inc.	1,400	55,538
Norwood Financial Corp.(x)	400	12,644
OFG Bancorp	30,800	674,520
Ohio Valley Banc Corp.	700	25,543
Old Line Bancshares, Inc.	3,800	110,238
Old National Bancorp	80,280	1,381,217
Old Second Bancorp, Inc.	5,700	69,654
Opus Bank	7,400	161,098
Origin Bancorp, Inc.(x)	15,300	516,222
Orrstown Financial Services, Inc.	1,800	39,420
Pacific Mercantile Bancorp*	1,000	7,510
Pacific Premier Bancorp, Inc.	26,500	826,535
Park National Corp.	6,450	611,525
Parke Bancorp, Inc.	2,210	49,106
PCB Bancorp	2,200	36,190
Peapack Gladstone Financial Corp.	3,600	100,908
Penns Woods Bancorp, Inc.	1,540	71,225
Peoples Bancorp of North Carolina, Inc.	430	12,775
Peoples Bancorp, Inc.	5,100	162,231
Peoples Financial Services Corp.	1,000	45,290
People’s Utah Bancorp	2,400	67,896
Preferred Bank	6,200	324,756
Premier Financial Bancorp, Inc.	2,300	39,491
QCR Holdings, Inc.	3,200	121,536
RBB Bancorp	2,900	57,101
Red River Bancshares, Inc.(x)*	400	17,348
Reliant Bancorp, Inc.	900	21,582
Renasant Corp.	26,500	927,765
Republic Bancorp, Inc., Class A	4,100	178,145
Republic First Bancorp, Inc.*	8,600	36,120
S&T Bancorp, Inc.	19,961	729,175
Sandy Spring Bancorp, Inc.	16,541	557,597
SB One Bancorp	1,100	24,816
Seacoast Banking Corp. of Florida*	27,000	683,370
Select Bancorp, Inc.*	1,400	16,240
ServisFirst Bancshares, Inc.	24,400	808,860
Shore Bancshares, Inc.	1,900	29,279
Sierra Bancorp	4,000	106,240
Simmons First National Corp., Class A	48,718	1,213,078
SmartFinancial, Inc.*	1,700	35,411
South Plains Financial, Inc.	1,600	26,080
South State Corp.	16,754	1,261,576
Southern First Bancshares, Inc.*	1,500	59,775
Southern National Bancorp of Virginia, Inc.	3,900	60,021
Southside Bancshares, Inc.	22,136	755,059
Spirit of Texas Bancshares, Inc.*	1,700	36,635
Stock Yards Bancorp, Inc.	12,150	445,784
Summit Financial Group, Inc.	1,900	48,640
SVB Financial Group*	35,116	7,337,488
Tompkins Financial Corp.	7,351	596,387
Towne Bank	29,009	806,595
TriCo Bancshares	10,782	391,387
TriState Capital Holdings, Inc.*	7,400	155,696
Triumph Bancorp, Inc.*	15,600	497,484
Trustmark Corp.	34,720	1,184,299
UMB Financial Corp.	23,460	1,515,047
Union Bankshares, Inc.	100	3,156
United Bankshares, Inc.	50,932	1,928,795
United Community Banks, Inc.	36,600	1,037,610
United Security Bancshares	2,300	24,196
Unity Bancorp, Inc.	400	8,860
Univest Financial Corp.	12,938	330,048
Valley National Bancorp	152,147	1,653,838
Veritex Holdings, Inc.	24,420	592,551
Washington Trust Bancorp, Inc.	10,800	521,748
WesBanco, Inc.	23,495	878,008
West Bancorporation, Inc.	7,000	152,180
Westamerica Bancorp	13,500	839,430

		95,432,905

Capital Markets (2.0%)
Ares Management Corp.	462,211	12,391,877
Artisan Partners Asset Management, Inc., Class A	21,600	609,984
Associated Capital Group, Inc., Class A(x)	3,930	139,869
B. Riley Financial, Inc.	2,400	56,688
Blucora, Inc.*	20,300	439,292
Brightsphere Investment Group, Inc.	40,100	397,391
Cohen & Steers, Inc.	11,366	624,334
Cowen, Inc., Class A(x)*	7,400	113,886
Diamond Hill Investment Group, Inc.	1,000	138,130
Donnelley Financial Solutions, Inc.*	13,000	160,160
Federated Investors, Inc., Class B	45,700	1,481,137
Focus Financial Partners, Inc., Class A*	12,127	288,623
GAIN Capital Holdings, Inc.(x)	16,800	88,704
GAMCO Investors, Inc., Class A	5,530	108,112
Greenhill & Co., Inc.	10,400	136,448
Hamilton Lane, Inc., Class A	10,100	575,296
Houlihan Lokey, Inc.	17,000	766,700
INTL. FCStone, Inc.*	5,900	242,254
Ladenburg Thalmann Financial Services, Inc.	20,600	48,822
Moelis & Co., Class A	25,500	837,675
Oppenheimer Holdings, Inc., Class A	4,200	126,252
Piper Jaffray Cos.	8,000	603,840
PJT Partners, Inc., Class A	15,400	626,780
Pzena Investment Management, Inc., Class A	7,100	63,332
Safeguard Scientifics, Inc.*	5,230	59,308
Sculptor Capital Management, Inc.	5,400	105,192
Siebert Financial Corp.(x)*	1,300	11,960
Silvercrest Asset Management Group, Inc., Class A	400	4,920
Stifel Financial Corp.	226,953	13,022,563
Virtus Investment Partners, Inc.	2,895	320,100
Waddell & Reed Financial, Inc., Class A(x)	41,500	712,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Westwood Holdings Group, Inc.	3,500	$96,845
WisdomTree Investments, Inc.	72,600	379,335

		35,778,779

Consumer Finance (0.8%)
Curo Group Holdings Corp.(x)*	9,300	123,504
Elevate Credit, Inc.*	10,500	44,205
Encore Capital Group, Inc.(x)*	17,050	568,191
Enova International, Inc.*	15,300	317,475
EZCORP, Inc., Class A(x)*	17,400	112,317
FirstCash, Inc.	119,714	10,974,182
Green Dot Corp., Class A*	25,200	636,300
LendingClub Corp.*	34,340	449,167
Medallion Financial Corp.(x)*	4,300	27,520
Nelnet, Inc., Class A	10,450	664,620
PRA Group, Inc.*	26,460	894,084
Regional Management Corp.*	2,500	70,400
World Acceptance Corp.*	4,320	550,843

		15,432,808

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	12,420	247,655
Cannae Holdings, Inc.*	31,400	862,558
FGL Holdings	66,900	533,862
GWG Holdings, Inc.(x)*	1,200	11,976
Marlin Business Services Corp.	8,800	221,672
On Deck Capital, Inc.*	25,900	87,024

		1,964,747

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	635,375
American Equity Investment Life Holding Co.	47,380	1,146,596
AMERISAFE, Inc.	11,990	792,659
Argo Group International Holdings Ltd.	16,910	1,187,758
Citizens, Inc.(x)*	22,700	155,949
CNO Financial Group, Inc.	87,900	1,391,457
Crawford & Co., Class A	3,000	32,640
Donegal Group, Inc., Class A	8,400	123,144
eHealth, Inc.*	12,500	834,875
Employers Holdings, Inc.	18,300	797,514
Enstar Group Ltd.*	5,950	1,130,024
FBL Financial Group, Inc., Class A	5,300	315,403
FedNat Holding Co.	4,000	55,960
Genworth Financial, Inc., Class A*	262,800	1,156,320
Global Indemnity Ltd.	6,150	153,566
Goosehead Insurance, Inc., Class A(x)	3,400	167,790
Greenlight Capital Re Ltd., Class A(x)*	14,516	152,418
Hallmark Financial Services, Inc.*	14,300	273,559
HCI Group, Inc.	3,000	126,120
Health Insurance Innovations, Inc., Class A(x)*	3,400	84,762
Heritage Insurance Holdings, Inc.	11,000	164,450
Horace Mann Educators Corp.	18,310	848,302
Independence Holding Co.	400	15,436
Investors Title Co.	600	96,060
James River Group Holdings Ltd.	14,500	742,980
Kinsale Capital Group, Inc.	8,900	919,459
MBIA, Inc.*	41,300	381,199
National General Holdings Corp.	29,100	669,882
National Western Life Group, Inc., Class A	930	249,584
NI Holdings, Inc.*	2,100	35,994
Palomar Holdings, Inc.(x)*	3,300	130,086
ProAssurance Corp.	25,000	1,006,750
Protective Insurance Corp., Class B	4,387	76,553
RLI Corp.	21,000	1,951,110
Safety Insurance Group, Inc.	8,350	846,105
Selective Insurance Group, Inc.	26,540	1,995,543
State Auto Financial Corp.	5,300	171,667
Stewart Information Services Corp.	12,600	488,754
Third Point Reinsurance Ltd.*	36,100	360,639
Tiptree, Inc.	2,400	17,472
Trupanion, Inc.(x)*	19,500	495,690
United Fire Group, Inc.	10,000	469,800
United Insurance Holdings Corp.	6,000	83,940
Universal Insurance Holdings, Inc.	19,000	569,810
Watford Holdings Ltd.(x)*	5,400	145,530

		23,646,684

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
AG Mortgage Investment Trust, Inc. (REIT)	8,300	125,745
Anworth Mortgage Asset Corp. (REIT)	45,100	148,830
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	1,352,405
Ares Commercial Real Estate Corp. (REIT)	8,000	121,840
Arlington Asset Investment Corp. (REIT), Class A(x)	27,100	148,779
ARMOUR Residential REIT, Inc. (REIT)	35,716	598,243
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	58,600	2,100,810
Capstead Mortgage Corp. (REIT)	50,010	367,574
Cherry Hill Mortgage Investment Corp. (REIT)	9,900	129,690
Colony Credit Real Estate, Inc. (REIT)	39,600	572,616
Dynex Capital, Inc. (REIT)(x)	10,233	151,244
Ellington Financial, Inc. (REIT)	8,500	153,595
Exantas Capital Corp. (REIT)	13,187	149,936
Granite Point Mortgage Trust, Inc. (REIT)	34,700	650,278
Great Ajax Corp. (REIT)	5,600	86,800
Invesco Mortgage Capital, Inc. (REIT)	58,655	898,008
KKR Real Estate Finance Trust, Inc. (REIT)	6,800	132,804
Ladder Capital Corp. (REIT)	54,887	947,899
New York Mortgage Trust, Inc. (REIT)	126,400	769,776
Orchid Island Capital, Inc. (REIT)(x)	23,200	133,400
PennyMac Mortgage Investment Trust (REIT)	34,963	777,227
Ready Capital Corp. (REIT)	7,200	114,624
Redwood Trust, Inc. (REIT)	56,700	930,447
TPG RE Finance Trust, Inc. (REIT)	30,500	605,120
Western Asset Mortgage Capital Corp. (REIT)	16,500	159,225

		12,326,915

Thrifts & Mortgage Finance (1.1%)
Axos Financial, Inc.*	27,000	746,550
Bridgewater Bancshares, Inc.*	2,600	31,044
Capitol Federal Financial, Inc.	77,100	1,062,438
Columbia Financial, Inc.*	23,400	369,486
Dime Community Bancshares, Inc.	14,900	319,009
Entegra Financial Corp.*	800	24,032
ESSA Bancorp, Inc.	2,000	32,840
Essent Group Ltd.	45,300	2,159,451
Federal Agricultural Mortgage Corp., Class C	4,300	351,138
First Defiance Financial Corp.	2,500	72,413
Flagstar Bancorp, Inc.	18,900	705,915
FS Bancorp, Inc.	600	31,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hingham Institution for Savings	600	$113,400
Home Bancorp, Inc.	1,300	50,687
HomeStreet, Inc.*	12,700	346,964
Kearny Financial Corp.	53,184	693,519
Luther Burbank Corp.	4,800	54,384
Merchants Bancorp	4,700	77,738
Meridian Bancorp, Inc.	30,100	564,375
Meta Financial Group, Inc.	17,100	557,631
MMA Capital Holdings, Inc.*	700	21,000
Mr Cooper Group, Inc.*	57,961	615,546
NMI Holdings, Inc., Class A*	29,400	772,044
Northfield Bancorp, Inc.	24,658	396,008
Northwest Bancshares, Inc.	51,790	848,838
OceanFirst Financial Corp.	24,343	574,495
Ocwen Financial Corp.*	20,700	38,916
OP Bancorp	500	4,890
Oritani Financial Corp.	19,394	343,177
PCSB Financial Corp.	1,800	35,982
PDL Community Bancorp*	800	11,248
PennyMac Financial Services, Inc.*	11,800	358,484
Provident Bancorp, Inc.*	400	9,612
Provident Financial Holdings, Inc.	800	16,600
Provident Financial Services, Inc.	31,600	775,148
Prudential Bancorp, Inc.	1,700	28,917
Radian Group, Inc.	98,666	2,253,531
Riverview Bancorp, Inc.	3,800	28,044
Southern Missouri Bancorp, Inc.	2,200	80,146
Sterling Bancorp, Inc.	5,400	52,704
Territorial Bancorp, Inc.	5,100	145,758
Timberland Bancorp, Inc.	1,300	35,750
TrustCo Bank Corp.	66,200	539,530
United Community Financial Corp.	9,500	102,410
United Financial Bancorp, Inc.	26,345	359,082
Walker & Dunlop, Inc.	14,500	810,985
Washington Federal, Inc.	42,000	1,553,580
Waterstone Financial, Inc.	3,400	58,412
Western New England Bancorp, Inc.	4,800	45,744
WSFS Financial Corp.	23,171	1,021,841

		20,302,936

Total Financials		204,885,774

Health Care (18.2%)
Biotechnology (8.5%)
ACADIA Pharmaceuticals, Inc.*	52,200	1,878,678
Acceleron Pharma, Inc.*	22,900	904,779
Achillion Pharmaceuticals, Inc.*	65,300	235,080
Acorda Therapeutics, Inc.*	9,700	27,839
Adamas Pharmaceuticals, Inc.*	13,100	67,006
ADMA Biologics, Inc.(x)*	10,300	45,835
Aduro Biotech, Inc.*	37,400	39,644
Adverum Biotechnologies, Inc.(x)*	16,700	91,015
Aeglea BioTherapeutics, Inc.*	1,600	12,304
Affimed NV(x)*	10,200	29,988
Agenus, Inc.*	71,700	184,986
AgeX Therapeutics, Inc.(x)*	3,420	6,703
Aimmune Therapeutics, Inc.(x)*	209,920	4,395,725
Akcea Therapeutics, Inc.(x)*	8,700	133,893
Akebia Therapeutics, Inc.*	45,323	177,666
Albireo Pharma, Inc.*	2,300	46,000
Alder Biopharmaceuticals, Inc.(x)*	30,100	567,686
Aldeyra Therapeutics, Inc.(x)*	4,100	21,607
Alector, Inc.*	7,400	106,708
Allakos, Inc.(x)*	8,200	644,766
Allogene Therapeutics, Inc.(x)*	153,231	4,176,311
AMAG Pharmaceuticals, Inc.(x)*	18,853	217,752
Amicus Therapeutics, Inc.*	107,500	862,150
AnaptysBio, Inc.*	11,400	398,886
Anavex Life Sciences Corp.(x)*	3,500	11,060
Anika Therapeutics, Inc.*	6,600	362,274
Apellis Pharmaceuticals, Inc.*	28,500	686,565
Arcus Biosciences, Inc.*	7,600	69,160
Arena Pharmaceuticals, Inc.*	103,630	4,743,145
ArQule, Inc.*	38,200	273,894
Arrowhead Pharmaceuticals, Inc.(x)*	41,000	1,155,380
Ascendis Pharma A/S (ADR)*	50,332	4,847,978
Assembly Biosciences, Inc.*	11,200	110,096
Atara Biotherapeutics, Inc.*	19,200	271,104
Athenex, Inc.(x)*	27,500	334,537
Athersys, Inc.(x)*	9,000	11,970
Audentes Therapeutics, Inc.*	20,400	573,036
Avid Bioservices, Inc.(x)*	24,000	127,200
Avrobio, Inc.*	11,100	156,732
Axcella Health, Inc.(x)*	600	3,396
BeiGene Ltd. (ADR)*	37,983	4,651,398
Beyondspring, Inc.(x)*	2,900	52,490
BioCryst Pharmaceuticals, Inc.*	49,400	141,531
Biohaven Pharmaceutical Holding Co. Ltd.*	165,355	6,898,611
BioSpecifics Technologies Corp.*	2,300	123,096
Bioxcel Therapeutics, Inc.(x)*	400	2,816
Blueprint Medicines Corp.*	104,477	7,675,925
Calithera Biosciences, Inc.*	14,100	43,569
Calyxt, Inc.(x)*	7,500	42,300
CareDx, Inc.*	23,500	531,335
CASI Pharmaceuticals, Inc.(x)*	16,700	55,778
Catalyst Pharmaceuticals, Inc.*	57,600	305,856
Celcuity, Inc.*	500	8,490
Cellular Biomedicine Group, Inc.*	1,800	26,748
CEL-SCI Corp.(x)*	3,600	32,184
Checkpoint Therapeutics, Inc.(x)*	1,200	2,988
ChemoCentryx, Inc.*	22,200	150,516
Chimerix, Inc.*	23,000	54,050
Clovis Oncology, Inc.(x)*	20,900	82,137
Coherus Biosciences, Inc.(x)*	28,700	581,462
Concert Pharmaceuticals, Inc.*	12,800	75,264
Constellation Pharmaceuticals, Inc.*	2,100	13,566
Corbus Pharmaceuticals Holdings, Inc.(x)*	27,400	133,438
Cortexyme, Inc.(x)*	2,700	67,311
Crinetics Pharmaceuticals, Inc.(x)*	3,500	52,640
Cue Biopharma, Inc.(x)*	1,100	9,273
Cyclerion Therapeutics, Inc.*	9,980	120,958
Cytokinetics, Inc.*	24,000	273,120
CytomX Therapeutics, Inc.*	21,200	156,456
Deciphera Pharmaceuticals, Inc.*	127,107	4,314,012
Denali Therapeutics, Inc.(x)*	21,500	329,380
Dicerna Pharmaceuticals, Inc.*	21,500	308,740
Dynavax Technologies Corp.(x)*	44,860	160,374
Eagle Pharmaceuticals, Inc.*	5,200	294,164
Editas Medicine, Inc.(x)*	21,500	488,910
Eidos Therapeutics, Inc.(x)*	6,100	219,417
Eiger BioPharmaceuticals, Inc.(x)*	2,900	29,725
Emergent BioSolutions, Inc.*	24,700	1,291,316
Enanta Pharmaceuticals, Inc.*	7,900	474,632
Enochian Biosciences, Inc.(x)*	400	2,200
Epizyme, Inc.*	36,000	371,340
Esperion Therapeutics, Inc.*	10,000	366,600
Evelo Biosciences, Inc.(x)*	1,000	6,100
Exact Sciences Corp.*	53,930	4,873,654
Fate Therapeutics, Inc.*	23,700	368,061
FibroGen, Inc.*	35,200	1,301,696
Five Prime Therapeutics, Inc.*	17,800	68,975
Flexion Therapeutics, Inc.(x)*	17,900	245,319
Forty Seven, Inc.*	9,400	60,348
G1 Therapeutics, Inc.*	15,700	357,646
Galectin Therapeutics, Inc.(x)*	3,000	11,010
Genomic Health, Inc.*	15,100	1,024,082
Geron Corp.(x)*	58,700	78,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Global Blood Therapeutics, Inc.*	23,600	$1,145,072
GlycoMimetics, Inc.*	13,000	56,030
Gossamer Bio, Inc.*	172,830	2,901,816
Gritstone Oncology, Inc.(x)*	5,500	47,493
Halozyme Therapeutics, Inc.*	75,700	1,174,107
Harpoon Therapeutics, Inc.(x)*	1,000	13,660
Heron Therapeutics, Inc.(x)*	35,800	662,300
Homology Medicines, Inc.(x)*	11,500	208,150
Hookipa Pharma, Inc.*	600	4,500
ImmunoGen, Inc.*	106,300	257,246
Immunomedics, Inc.*	81,200	1,076,712
Incyte Corp.*	108,890	8,082,905
Inovio Pharmaceuticals, Inc.(x)*	66,700	136,735
Insmed, Inc.*	35,400	624,456
Intellia Therapeutics, Inc.(x)*	15,700	209,595
Intercept Pharmaceuticals, Inc.*	10,300	683,508
Intrexon Corp.(x)*	28,500	163,020
Invitae Corp.*	475,889	9,170,381
Iovance Biotherapeutics, Inc.*	52,100	948,220
Ironwood Pharmaceuticals, Inc.*	72,800	624,988
Jounce Therapeutics, Inc.*	15,000	49,950
Kadmon Holdings, Inc.(x)*	55,100	138,852
KalVista Pharmaceuticals, Inc.*	3,300	38,280
Karyopharm Therapeutics, Inc.(x)*	18,600	178,932
Kezar Life Sciences, Inc.*	2,600	8,528
Kindred Biosciences, Inc.*	8,900	60,965
Kiniksa Pharmaceuticals Ltd., Class A*	4,600	39,146
Kodiak Sciences, Inc.*	5,900	84,842
Krystal Biotech, Inc.(x)*	3,000	104,175
Kura Oncology, Inc.*	10,000	151,700
La Jolla Pharmaceutical Co.(x)*	26,900	236,720
Lexicon Pharmaceuticals, Inc.(x)*	27,742	83,503
Ligand Pharmaceuticals, Inc.(x)*	9,450	940,653
Lineage Cell Therapeutics, Inc.(x)*	42,600	41,748
LogicBio Therapeutics, Inc.(x)*	500	5,405
MacroGenics, Inc.*	17,300	220,748
Madrigal Pharmaceuticals, Inc.(x)*	30,580	2,636,608
Magenta Therapeutics, Inc.(x)*	5,900	60,534
MannKind Corp.(x)*	134,600	168,250
Marker Therapeutics, Inc.(x)*	13,400	68,474
Medicines Co. (The)(x)*	36,100	1,805,000
MediciNova, Inc.(x)*	9,700	77,164
MEI Pharma, Inc.*	3,900	6,552
MeiraGTx Holdings plc*	5,300	84,535
Mersana Therapeutics, Inc.*	5,700	9,006
Millendo Therapeutics, Inc.(x)*	600	4,266
Minerva Neurosciences, Inc.*	34,200	265,050
Mirati Therapeutics, Inc.*	11,600	903,756
Molecular Templates, Inc.*	2,500	16,475
Momenta Pharmaceuticals, Inc.*	44,900	581,904
Mustang Bio, Inc.*	2,500	8,150
Myriad Genetics, Inc.*	38,100	1,090,803
Natera, Inc.*	26,000	852,800
Neon Therapeutics, Inc.(x)*	1,200	2,064
Neurocrine Biosciences, Inc.*	125,790	11,334,937
NextCure, Inc.*	1,200	37,020
Novavax, Inc.(x)*	5,800	29,116
Oncocyte Corp.(x)*	3,600	7,560
OPKO Health, Inc.(x)*	151,600	316,844
Organogenesis Holdings, Inc.(x)*	1,800	11,826
Palatin Technologies, Inc.*	55,900	50,802
PDL BioPharma, Inc.(x)*	82,900	179,064
Pfenex, Inc.*	1,300	10,972
PhaseBio Pharmaceuticals, Inc.(x)*	3,700	15,429
Pieris Pharmaceuticals, Inc.*	12,000	40,920
PolarityTE, Inc.(x)*	15,000	48,450
Portola Pharmaceuticals, Inc.(x)*	30,700	823,374
Precision BioSciences, Inc.(x)*	5,700	47,823
Principia Biopharma, Inc.*	5,000	141,200
Progenics Pharmaceuticals, Inc.*	43,900	221,915
Protagonist Therapeutics, Inc.(x)*	3,100	37,231
Prothena Corp. plc*	16,600	130,144
PTC Therapeutics, Inc.*	24,700	835,354
Puma Biotechnology, Inc.*	25,700	276,661
Ra Pharmaceuticals, Inc.*	14,500	342,925
Radius Health, Inc.*	27,800	715,850
Recro Pharma, Inc.*	6,400	70,912
REGENXBIO, Inc.*	18,700	665,720
Repligen Corp.*	22,600	1,733,194
Replimune Group, Inc.*	4,100	56,990
Retrophin, Inc.*	16,000	185,440
Rhythm Pharmaceuticals, Inc.*	8,700	187,833
Rigel Pharmaceuticals, Inc.*	80,400	150,348
Rocket Pharmaceuticals, Inc.(x)*	15,900	185,235
Rubius Therapeutics, Inc.(x)*	262,272	2,058,835
Sage Therapeutics, Inc.*	47,149	6,614,533
Sangamo Therapeutics, Inc.*	47,800	432,590
Sarepta Therapeutics, Inc.*	65,850	4,959,822
Savara, Inc.*	17,600	46,640
Scholar Rock Holding Corp.(x)*	6,900	61,755
Seres Therapeutics, Inc.*	21,000	84,210
Solid Biosciences, Inc.(x)*	15,500	160,270
Sorrento Therapeutics, Inc.(x)*	70,500	150,870
Spark Therapeutics, Inc.*	17,452	1,692,495
Spectrum Pharmaceuticals, Inc.*	56,000	464,520
Spero Therapeutics, Inc.*	700	7,420
Stemline Therapeutics, Inc.(x)*	18,100	188,421
Sutro Biopharma, Inc.*	700	6,363
Syndax Pharmaceuticals, Inc.*	3,400	25,398
Synlogic, Inc.*	4,600	10,534
Synthorx, Inc.(x)*	3,800	61,826
Syros Pharmaceuticals, Inc.*	12,400	128,712
TCR2 Therapeutics, Inc.*	1,300	19,539
TG Therapeutics, Inc.(x)*	33,200	186,418
Tocagen, Inc.(x)*	3,900	2,583
Translate Bio, Inc.(x)*	10,300	102,073
Turning Point Therapeutics, Inc.(x)*	4,200	157,920
Twist Bioscience Corp.*	9,900	236,412
Tyme Technologies, Inc.(x)*	5,500	6,545
Ultragenyx Pharmaceutical, Inc.*	129,422	5,536,673
UNITY Biotechnology, Inc.(x)*	10,600	64,660
UroGen Pharma Ltd.(x)*	8,700	207,321
Vanda Pharmaceuticals, Inc.*	21,603	286,888
VBI Vaccines, Inc.*	42,700	20,120
Veracyte, Inc.*	21,600	518,400
Vericel Corp.*	28,200	426,948
Viking Therapeutics, Inc.(x)*	30,200	207,776
Voyager Therapeutics, Inc.*	9,300	160,053
X4 Pharmaceuticals, Inc.*	300	3,813
XBiotech, Inc.(x)*	4,900	51,254
Xencor, Inc.*	21,800	735,314
Y-mAbs Therapeutics, Inc.*	5,200	135,512
ZIOPHARM Oncology, Inc.(x)*	73,065	312,718

		153,063,287

Health Care Equipment & Supplies (3.8%)
Accuray, Inc.*	54,867	151,982
Alphatec Holdings, Inc.*	2,100	10,542
AngioDynamics, Inc.*	27,300	502,866
Antares Pharma, Inc.*	52,800	176,616
Apyx Medical Corp.*	1,400	9,478
AtriCure, Inc.*	20,900	521,246
Atrion Corp.	700	545,419
Avanos Medical, Inc.*	25,500	955,230
Avedro, Inc.*	2,400	54,480
Axogen, Inc.*	10,300	128,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Axonics Modulation Technologies, Inc.(x)*	6,200	$166,904
BioLife Solutions, Inc.*	2,800	46,550
BioSig Technologies, Inc.(x)*	2,500	20,625
Cardiovascular Systems, Inc.*	15,100	717,552
Cerus Corp.*	48,200	248,471
Conformis, Inc.(x)*	15,600	29,016
CONMED Corp.	12,800	1,230,720
Corindus Vascular Robotics, Inc.*	61,300	262,364
CryoLife, Inc.*	16,300	442,545
CryoPort, Inc.(x)*	11,500	188,082
Cutera, Inc.*	8,800	257,224
CytoSorbents Corp.(x)*	9,000	45,270
ElectroCore, Inc.(x)*	3,900	8,541
GenMark Diagnostics, Inc.*	25,600	155,136
Glaukos Corp.*	15,700	981,407
Globus Medical, Inc., Class A*	39,100	1,998,792
Haemonetics Corp.*	24,600	3,103,044
Heska Corp.*	3,300	233,871
Inogen, Inc.*	8,600	412,026
Insulet Corp.*	111,290	18,355,060
Integer Holdings Corp.*	15,100	1,140,956
IntriCon Corp.(x)*	7,300	141,912
Invacare Corp.	24,600	184,500
iRadimed Corp.*	2,200	46,244
iRhythm Technologies, Inc.*	11,200	830,032
Lantheus Holdings, Inc.*	19,300	483,754
LeMaitre Vascular, Inc.	6,300	215,334
LivaNova plc*	23,600	1,741,444
Meridian Bioscience, Inc.	24,400	231,556
Merit Medical Systems, Inc.*	27,375	833,842
Mesa Laboratories, Inc.	1,600	380,432
Misonix, Inc.*	700	14,070
Natus Medical, Inc.*	16,700	531,728
Neogen Corp.*	27,133	1,848,029
Neuronetics, Inc.*	2,300	19,113
Nevro Corp.*	12,500	1,074,625
Novocure Ltd.*	39,300	2,938,854
NuVasive, Inc.*	26,800	1,698,584
OraSure Technologies, Inc.*	32,300	241,281
Orthofix Medical, Inc.*	12,500	662,750
OrthoPediatrics Corp.*	4,600	162,196
Penumbra, Inc.(x)*	103,679	13,943,789
Pulse Biosciences, Inc.(x)*	1,700	26,248
Quidel Corp.*	17,900	1,098,165
Rockwell Medical, Inc.(x)*	32,600	89,976
RTI Surgical Holdings, Inc.*	33,500	95,475
SeaSpine Holdings Corp.*	4,400	53,724
Senseonics Holdings, Inc.(x)*	36,300	35,883
Shockwave Medical, Inc.(x)*	4,100	122,713
SI-BONE, Inc.*	3,800	67,146
Sientra, Inc.(x)*	29,400	190,512
Silk Road Medical, Inc.(x)*	5,200	169,156
Soliton, Inc.(x)*	15,800	168,902
STAAR Surgical Co.(x)*	19,600	505,288
Surmodics, Inc.*	6,100	279,014
Tactile Systems Technology, Inc.*	8,200	347,024
Tandem Diabetes Care, Inc.*	25,800	1,521,684
TransEnterix, Inc.(x)*	95,400	59,129
TransMedics Group, Inc.(x)*	5,600	133,000
Utah Medical Products, Inc.	1,200	115,008
Vapotherm, Inc.*	1,200	11,364
Varex Imaging Corp.*	18,300	522,282
ViewRay, Inc.(x)*	50,500	146,450
Wright Medical Group NV*	58,845	1,213,972

		68,296,743

Health Care Providers & Services (2.3%)
Addus HomeCare Corp.*	4,900	388,472
Amedisys, Inc.*	125,540	16,446,995
American Renal Associates Holdings, Inc.*	11,500	72,680
AMN Healthcare Services, Inc.*	24,800	1,427,488
Apollo Medical Holdings, Inc.(x)*	6,700	118,054
Avalon GloboCare Corp.(x)*	1,400	2,618
BioTelemetry, Inc.*	14,100	574,293
Brookdale Senior Living, Inc.*	88,100	667,798
Catasys, Inc.(x)*	2,900	45,704
Community Health Systems, Inc.(x)*	79,600	286,560
CorVel Corp.*	6,900	522,330
Cross Country Healthcare, Inc.*	19,500	200,850
Diplomat Pharmacy, Inc.*	32,000	156,800
Ensign Group, Inc. (The)	23,400	1,109,862
Enzo Biochem, Inc.*	5,300	19,080
Genesis Healthcare, Inc.(x)*	27,190	30,181
Guardant Health, Inc.*	137,547	8,779,625
Hanger, Inc.*	16,800	342,384
HealthEquity, Inc.*	32,100	1,834,354
Joint Corp. (The)(x)*	3,200	59,552
LHC Group, Inc.*	14,973	1,700,334
Magellan Health, Inc.*	11,900	738,990
National HealthCare Corp.	6,100	499,285
National Research Corp.	5,600	323,400
Option Care Health, Inc.(x)*	56,600	181,120
Owens & Minor, Inc.	32,050	186,211
Patterson Cos., Inc.	38,700	689,634
PetIQ, Inc.(x)*	8,700	237,162
Providence Service Corp. (The)*	4,900	291,354
R1 RCM, Inc.*	47,200	421,496
RadNet, Inc.*	13,500	193,860
Select Medical Holdings Corp.*	50,019	828,815
Surgery Partners, Inc.(x)*	21,400	158,039
Tenet Healthcare Corp.*	47,700	1,055,124
Tivity Health, Inc.(x)*	27,832	462,846
Triple-S Management Corp., Class B*	8,513	114,074
US Physical Therapy, Inc.	6,200	809,410

		41,976,834

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	88,300	969,534
Castlight Health, Inc., Class B*	41,900	59,079
Computer Programs & Systems, Inc.	7,200	162,792
Evolent Health, Inc., Class A*	27,900	200,601
HealthStream, Inc.*	9,900	256,311
HMS Holdings Corp.*	39,200	1,351,028
Inovalon Holdings, Inc., Class A(x)*	30,500	499,895
Inspire Medical Systems, Inc.*	6,700	408,834
NextGen Healthcare, Inc.*	27,800	435,626
Omnicell, Inc.*	20,900	1,510,443
OptimizeRx Corp.*	1,500	21,720
Simulations Plus, Inc.	4,600	159,620
Tabula Rasa HealthCare, Inc.(x)*	8,200	450,508
Teladoc Health, Inc.(x)*	285,636	19,343,270
Vocera Communications, Inc.(x)*	12,100	298,265

		26,127,526

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	28,617	1,442,297
Accelerate Diagnostics, Inc.(x)*	12,100	224,697
Cambrex Corp.*	17,900	1,065,050
ChromaDex Corp.(x)*	1,800	7,083
Codexis, Inc.*	24,000	329,160
Fluidigm Corp.*	23,000	106,490
ICON plc*	99,800	14,704,532
Luminex Corp.	28,500	588,525
Medpace Holdings, Inc.*	12,800	1,075,712
NanoString Technologies, Inc.*	15,300	330,327
NeoGenomics, Inc.*	37,400	715,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Biosciences of California, Inc.*	55,400	$285,864
Quanterix Corp.*	5,600	122,976
Syneos Health, Inc.*	29,900	1,590,979

		22,588,780

Pharmaceuticals (1.0%)
AcelRx Pharmaceuticals, Inc.(x)*	10,700	23,540
Acer Therapeutics, Inc.(x)*	4,700	14,993
Aclaris Therapeutics, Inc.(x)*	16,700	18,036
Aerie Pharmaceuticals, Inc.(x)*	17,700	340,194
Akorn, Inc.*	44,000	167,200
Amneal Pharmaceuticals, Inc.*	64,100	185,890
Amphastar Pharmaceuticals, Inc.*	18,600	368,838
ANI Pharmaceuticals, Inc.*	6,100	444,568
Arvinas, Inc.*	5,400	116,370
Assertio Therapeutics, Inc.*	30,400	38,912
Axsome Therapeutics, Inc.(x)*	10,800	218,592
BioDelivery Sciences International, Inc.*	22,000	92,620
Cara Therapeutics, Inc.(x)*	12,500	228,500
Cerecor, Inc.(x)*	1,300	4,277
Chiasma, Inc.*	3,200	15,840
Collegium Pharmaceutical, Inc.*	15,400	176,792
Corcept Therapeutics, Inc.*	56,200	794,387
CorMedix, Inc.(x)*	3,600	22,968
Cymabay Therapeutics, Inc.*	45,300	231,936
Dermira, Inc.*	25,100	160,389
Dova Pharmaceuticals, Inc.(x)*	16,700	466,765
Eloxx Pharmaceuticals, Inc.*	5,800	26,216
Endo International plc*	105,600	338,976
Evofem Biosciences, Inc.(x)*	1,000	5,040
Evolus, Inc.(x)*	18,900	295,218
EyePoint Pharmaceuticals, Inc.(x)*	3,600	6,516
GW Pharmaceuticals plc (ADR)*	18,105	2,082,618
Innoviva, Inc.*	33,200	349,928
Intersect ENT, Inc.*	11,600	197,316
Intra-Cellular Therapies, Inc.(x)*	20,000	149,400
Kala Pharmaceuticals, Inc.(x)*	7,900	30,060
Liquidia Technologies, Inc.*	500	1,780
Marinus Pharmaceuticals, Inc.*	16,900	26,026
Menlo Therapeutics, Inc.*	3,800	17,024
MyoKardia, Inc.*	20,600	1,074,290
NGM Biopharmaceuticals, Inc.(x)*	3,200	44,320
Ocular Therapeutix, Inc.(x)*	12,000	36,480
Odonate Therapeutics, Inc.*	5,300	137,959
Omeros Corp.(x)*	25,900	422,947
Optinose, Inc.(x)*	8,500	59,500
Osmotica Pharmaceuticals plc*	1,000	3,840
Pacira BioSciences, Inc.*	21,300	810,891
Paratek Pharmaceuticals, Inc.(x)*	22,800	98,496
Phibro Animal Health Corp., Class A	6,000	127,980
Prestige Consumer Healthcare, Inc.*	28,700	995,603
Reata Pharmaceuticals, Inc., Class A*	8,800	706,552
resTORbio, Inc.(x)*	6,500	57,460
Revance Therapeutics, Inc.(x)*	195,766	2,544,958
SIGA Technologies, Inc.(x)*	13,800	70,656
Strongbridge Biopharma plc(x)*	1,800	4,302
Supernus Pharmaceuticals, Inc.*	24,500	673,260
TherapeuticsMD, Inc.(x)*	78,300	284,229
Theravance Biopharma, Inc.(x)*	26,200	510,376
Tricida, Inc.(x)*	14,200	438,354
Verrica Pharmaceuticals, Inc.*	3,100	45,756
WaVe Life Sciences Ltd.(x)*	9,300	190,929
Xeris Pharmaceuticals, Inc.(x)*	4,500	44,235
Zogenix, Inc.*	19,800	792,792
Zynerba Pharmaceuticals, Inc.(x)*	19,600	148,176

		17,982,066

Total Health Care		330,035,236

Industrials (19.0%)
Aerospace & Defense (2.2%)
AAR Corp.	17,100	704,691
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,793,105
AeroVironment, Inc.*	10,000	535,600
Astronics Corp.*	8,500	249,730
Axon Enterprise, Inc.*	240,710	13,667,514
Cubic Corp.	14,800	1,042,364
Ducommun, Inc.*	3,400	144,160
Hexcel Corp.	191,095	15,694,632
Kratos Defense & Security Solutions, Inc.*	41,800	777,271
Maxar Technologies, Inc.(x)	23,600	179,360
Mercury Systems, Inc.*	26,800	2,175,356
Moog, Inc., Class A	15,100	1,224,912
National Presto Industries, Inc.	1,500	133,635
Park Aerospace Corp.	8,800	154,528
Parsons Corp.*	8,700	286,926
Triumph Group, Inc.	25,700	588,016
Vectrus, Inc.*	3,100	126,015
Wesco Aircraft Holdings, Inc.*	15,100	166,251

		39,644,066

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	27,700	582,254
Atlas Air Worldwide Holdings, Inc.*	12,900	325,467
Echo Global Logistics, Inc.*	8,000	181,200
Expeditors International of Washington, Inc.	112,617	8,366,317
Forward Air Corp.	16,700	1,064,124
Hub Group, Inc., Class A*	20,800	967,200
Radiant Logistics, Inc.*	5,100	26,367

		11,512,929

Airlines (0.2%)
Allegiant Travel Co.	6,490	971,293
Hawaiian Holdings, Inc.	25,400	667,004
Mesa Air Group, Inc.*	2,400	16,188
SkyWest, Inc.	23,800	1,366,120
Spirit Airlines, Inc.*	32,400	1,176,120

		4,196,725

Building Products (2.1%)
AAON, Inc.	20,562	944,618
Advanced Drainage Systems, Inc.	18,400	593,768
American Woodmark Corp.*	7,200	640,152
Apogee Enterprises, Inc.	15,900	619,941
Armstrong Flooring, Inc.*	5,600	35,784
Armstrong World Industries, Inc.	159,321	15,406,341
Builders FirstSource, Inc.*	51,300	1,055,498
Caesarstone Ltd.	7,400	122,914
Continental Building Products, Inc.*	16,400	447,556
Cornerstone Building Brands, Inc.*	21,100	127,655
CSW Industrials, Inc.	6,700	462,501
Gibraltar Industries, Inc.*	17,700	813,138
Griffon Corp.	15,100	316,647
Insteel Industries, Inc.	2,800	57,484
JELD-WEN Holding, Inc.*	31,717	611,821
Masonite International Corp.*	14,400	835,200
Patrick Industries, Inc.*	9,900	424,512
PGT Innovations, Inc.*	22,700	392,029
Quanex Building Products Corp.	15,300	276,624
Simpson Manufacturing Co., Inc.	21,200	1,470,644
Trex Co., Inc.*	122,810	11,167,113
Universal Forest Products, Inc.	32,100	1,280,148

		38,102,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	35,200	$1,278,464
ACCO Brands Corp.	54,500	537,915
Advanced Disposal Services, Inc.*	40,900	1,332,113
Brady Corp., Class A	26,400	1,400,520
BrightView Holdings, Inc.*	14,900	255,535
Brink’s Co. (The)	26,000	2,156,700
Casella Waste Systems, Inc., Class A*	19,000	815,860
CECO Environmental Corp.*	5,600	39,116
Charah Solutions, Inc.*	600	1,272
Cimpress NV*	11,200	1,476,608
Copart, Inc.*	164,252	13,194,363
Covanta Holding Corp.	57,000	985,530
Deluxe Corp.	24,800	1,219,168
Ennis, Inc.	5,500	111,155
Healthcare Services Group, Inc.	34,500	838,005
Heritage-Crystal Clean, Inc.*	2,900	76,850
Herman Miller, Inc.	31,000	1,428,790
HNI Corp.	22,100	784,550
Interface, Inc.	37,800	545,832
Kimball International, Inc., Class B	12,300	237,390
Knoll, Inc.	29,700	752,895
Matthews International Corp., Class A	17,344	613,804
McGrath RentCorp	10,300	716,777
Mobile Mini, Inc.	24,600	906,756
MSA Safety, Inc.	18,000	1,963,980
NL Industries, Inc.*	2,200	8,272
NRC Group Holdings Corp.(x)*	2,500	31,100
PICO Holdings, Inc.*	2,100	21,189
Pitney Bowes, Inc.	88,700	405,359
Quad/Graphics, Inc.	15,200	159,752
RR Donnelley & Sons Co.	37,500	141,375
SP Plus Corp.*	10,700	395,900
Steelcase, Inc., Class A	44,100	811,440
Team, Inc.*	6,400	115,520
Tetra Tech, Inc.	26,000	2,255,760
UniFirst Corp.	7,300	1,424,376
US Ecology, Inc.	13,800	882,372
Viad Corp.	11,100	745,365
VSE Corp.	800	27,272

		41,095,000

Construction & Engineering (1.3%)
Aegion Corp.*	9,600	205,248
Ameresco, Inc., Class A*	5,500	88,385
Arcosa, Inc.	22,600	773,146
Argan, Inc.	4,700	184,663
Comfort Systems USA, Inc.	20,900	924,407
Concrete Pumping Holdings, Inc.(x)*	3,000	11,910
Construction Partners, Inc., Class A*	3,700	57,646
Dycom Industries, Inc.*	15,000	765,750
EMCOR Group, Inc.	26,100	2,247,732
Granite Construction, Inc.	21,421	688,257
Great Lakes Dredge & Dock Corp.*	26,100	272,745
IES Holdings, Inc.*	2,100	43,239
Jacobs Engineering Group, Inc.	153,760	14,069,040
MasTec, Inc.*	32,300	2,097,239
MYR Group, Inc.*	2,900	90,741
Northwest Pipe Co.*	1,100	30,965
NV5 Global, Inc.*	3,300	225,291
Primoris Services Corp.	22,900	449,069
Sterling Construction Co., Inc.*	1,700	22,355
Tutor Perini Corp.*	10,700	153,331
WillScot Corp.*	24,000	373,920

		23,775,079

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	2,100	74,151
American Superconductor Corp.(x)*	5,400	42,336
AMETEK, Inc.	145,165	13,329,050
Atkore International Group, Inc.*	18,600	564,510
AZZ, Inc.	13,300	579,348
Bloom Energy Corp., Class A(x)*	25,600	83,200
Encore Wire Corp.	12,200	686,616
Energous Corp.(x)*	2,300	7,624
EnerSys	21,400	1,411,116
Generac Holdings, Inc.*	29,300	2,295,362
Plug Power, Inc.(x)*	50,500	132,815
Powell Industries, Inc.	1,300	50,895
Preformed Line Products Co.	400	21,836
Sunrun, Inc.(x)*	51,300	856,967
Thermon Group Holdings, Inc.*	13,800	317,124
TPI Composites, Inc.*	6,800	127,500
Vicor Corp.*	6,100	180,072
Vivint Solar, Inc.(x)*	19,200	125,568

		20,886,090

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	110,270	16,048,696
Raven Industries, Inc.	17,600	588,896

		16,637,592

Machinery (3.9%)
Actuant Corp., Class A	31,200	684,528
Alamo Group, Inc.	5,100	600,372
Albany International Corp., Class A	13,000	1,172,080
Altra Industrial Motion Corp.	28,693	794,653
Astec Industries, Inc.	11,400	354,540
Barnes Group, Inc.	24,610	1,268,399
Blue Bird Corp.*	5,200	98,982
Briggs & Stratton Corp.	11,800	71,508
Chart Industries, Inc.*	16,200	1,010,232
CIRCOR International, Inc.*	9,200	345,460
Columbus McKinnon Corp.	9,300	338,799
Commercial Vehicle Group, Inc.*	5,100	36,771
Douglas Dynamics, Inc.	9,400	418,958
Eastern Co. (The)	1,000	24,820
Energy Recovery, Inc.(x)*	9,200	85,238
EnPro Industries, Inc.	9,700	665,905
ESCO Technologies, Inc.	13,600	1,082,016
Evoqua Water Technologies Corp.*	35,727	608,074
Federal Signal Corp.	27,900	913,446
Franklin Electric Co., Inc.	25,200	1,204,812
Gardner Denver Holdings, Inc.*	270,734	7,659,065
Gencor Industries, Inc.*	1,900	22,059
Gorman-Rupp Co. (The)	5,743	199,799
Graham Corp.	1,700	33,762
Greenbrier Cos., Inc. (The)	17,400	524,088
Harsco Corp.*	41,400	784,944
Helios Technologies, Inc.	12,000	486,840
Hillenbrand, Inc.	28,900	892,432
Hurco Cos., Inc.	800	25,736
Hyster-Yale Materials Handling, Inc.	5,000	273,650
IDEX Corp.	84,365	13,825,736
John Bean Technologies Corp.	15,100	1,501,393
Kadant, Inc.	5,700	500,403
Kennametal, Inc.	41,200	1,266,488
LB Foster Co., Class A*	1,700	36,839
Lindsay Corp.	5,100	473,535
Luxfer Holdings plc	10,900	169,822
Lydall, Inc.*	6,800	169,388
Manitowoc Co., Inc. (The)*	16,600	207,500
Meritor, Inc.*	42,500	786,250
Milacron Holdings Corp.*	31,800	530,106
Miller Industries, Inc.	1,600	53,280
Mueller Industries, Inc.	31,800	912,024
Mueller Water Products, Inc., Class A	75,800	851,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Navistar International Corp.*	26,600	$747,726
NN, Inc.	6,700	47,771
Nordson Corp.	95,500	13,967,830
Omega Flex, Inc.	700	71,575
Park-Ohio Holdings Corp.	1,000	29,860
Proto Labs, Inc.*	12,300	1,255,830
RBC Bearings, Inc.*	10,700	1,775,237
REV Group, Inc.	10,000	114,300
Rexnord Corp.*	50,600	1,368,730
Spartan Motors, Inc.	8,500	116,620
SPX Corp.*	21,700	868,217
SPX FLOW, Inc.*	18,400	726,064
Standex International Corp.	6,600	481,404
Tennant Co.	9,200	650,440
Terex Corp.	29,400	763,518
Titan International, Inc.	12,800	34,560
TriMas Corp.*	21,100	646,715
Twin Disc, Inc.*	1,400	14,826
Wabash National Corp.	37,700	547,027
Watts Water Technologies, Inc., Class A	13,492	1,264,605
Welbilt, Inc.*	60,300	1,016,658

		70,476,237

Marine (0.1%)
Costamare, Inc.	11,400	69,198
Genco Shipping & Trading Ltd.*	5,000	46,000
Matson, Inc.	23,300	873,983
Safe Bulkers, Inc.*	1,900	3,325
Scorpio Bulkers, Inc.	21,500	130,720

		1,123,226

Professional Services (1.6%)
Acacia Research Corp.*	7,400	19,832
ASGN, Inc.*	23,100	1,452,066
Barrett Business Services, Inc.	3,400	301,988
BG Staffing, Inc.	2,200	42,042
CBIZ, Inc.*	25,100	589,850
CoStar Group, Inc.*	23,181	13,750,969
CRA International, Inc.	800	33,576
Exponent, Inc.	27,800	1,943,220
Forrester Research, Inc.	2,800	89,992
Franklin Covey Co.*	2,400	84,000
FTI Consulting, Inc.*	17,000	1,801,830
GP Strategies Corp.*	1,600	20,544
Heidrick & Struggles International, Inc.	7,700	210,210
Huron Consulting Group, Inc.*	13,569	832,322
ICF International, Inc.	8,000	675,760
InnerWorkings, Inc.*	400	1,772
Insperity, Inc.	18,500	1,824,470
Kelly Services, Inc., Class A	15,600	377,832
Kforce, Inc.	10,900	412,402
Korn Ferry	26,600	1,027,824
Mistras Group, Inc.*	2,500	41,000
Navigant Consulting, Inc.	23,900	668,005
Resources Connection, Inc.	8,700	147,813
TriNet Group, Inc.*	22,600	1,405,494
TrueBlue, Inc.*	28,300	597,130
Upwork, Inc.*	25,500	339,278
Willdan Group, Inc.*	3,600	126,288

		28,817,509

Road & Rail (0.8%)
ArcBest Corp.	11,700	356,265
Avis Budget Group, Inc.*	27,500	777,150
Covenant Transportation Group, Inc., Class A*	5,500	90,420
Daseke, Inc.(x)*	1,400	3,500
Heartland Express, Inc.	23,400	503,334
Hertz Global Holdings, Inc.*	47,100	651,864
Knight-Swift Transportation Holdings, Inc.(x)	285,066	10,347,896
Marten Transport Ltd.	13,666	283,979
PAM Transportation Services, Inc.*	300	17,733
Roadrunner Transportation Systems, Inc.(x)*	800	8,288
Saia, Inc.*	14,700	1,377,390
Universal Logistics Holdings, Inc.	4,100	95,448
US Xpress Enterprises, Inc., Class A*	3,000	14,460
Werner Enterprises, Inc.	22,400	790,720
YRC Worldwide, Inc.(x)*	16,000	48,320

		15,366,767

Trading Companies & Distributors (1.8%)
Aircastle Ltd.	24,900	558,507
Applied Industrial Technologies, Inc.	19,000	1,079,200
Beacon Roofing Supply, Inc.*	31,200	1,046,136
BlueLinx Holdings, Inc.(x)*	5,200	168,116
BMC Stock Holdings, Inc.*	28,800	753,984
CAI International, Inc.*	2,000	43,540
DXP Enterprises, Inc.*	6,700	232,624
EVI Industries, Inc.(x)	800	25,536
Foundation Building Materials, Inc.*	8,500	131,665
GATX Corp.	17,800	1,380,034
General Finance Corp.*	1,800	15,912
GMS, Inc.*	14,900	427,928
H&E Equipment Services, Inc.	15,200	438,672
Herc Holdings, Inc.*	11,800	548,818
Kaman Corp.	14,300	850,278
Lawson Products, Inc.*	600	23,238
MRC Global, Inc.*	40,700	493,691
NOW, Inc.*	55,900	641,173
Rush Enterprises, Inc., Class A	13,300	513,114
Rush Enterprises, Inc., Class B	900	35,937
SiteOne Landscape Supply, Inc.(x)*	163,257	12,084,283
Systemax, Inc.	3,600	79,236
Textainer Group Holdings Ltd.*	5,300	52,523
Titan Machinery, Inc.*	7,000	100,380
Transcat, Inc.*	900	23,049
Triton International Ltd.	25,100	849,384
United Rentals, Inc.*	78,230	9,750,587
Veritiv Corp.*	900	16,272
Willis Lease Finance Corp.*	1,100	60,918

		32,424,735

Total Industrials		344,058,043

Information Technology (20.4%)
Communications Equipment (1.6%)
Acacia Communications, Inc.*	17,400	1,137,960
ADTRAN, Inc.	22,500	255,262
Arista Networks, Inc.*	29,120	6,957,350
CalAmp Corp.*	13,100	150,912
Calix, Inc.*	6,200	39,618
Casa Systems, Inc.*	22,700	178,308
Ciena Corp.*	305,671	11,991,473
Clearfield, Inc.*	300	3,555
Comtech Telecommunications Corp.	9,700	315,250
DASAN Zhone Solutions, Inc.*	700	6,412
Digi International, Inc.*	3,750	51,075
Extreme Networks, Inc.*	50,500	367,388
Harmonic, Inc.*	40,700	267,806
Infinera Corp.(x)*	75,000	408,750
Inseego Corp.(x)*	25,800	123,840
InterDigital, Inc.	16,900	886,743
KVH Industries, Inc.*	7,400	78,810
Lumentum Holdings, Inc.*	34,719	1,859,550
NETGEAR, Inc.*	17,100	550,962
NetScout Systems, Inc.*	41,200	950,072
Plantronics, Inc.	14,600	544,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ribbon Communications, Inc.*	6,700	$39,128
TESSCO Technologies, Inc.	400	5,748
Viavi Solutions, Inc.*	122,500	1,715,613

		28,886,457

Electronic Equipment, Instruments & Components (3.1%)
Airgain, Inc.*	1,500	17,625
Anixter International, Inc.*	14,200	981,504
Arlo Technologies, Inc.*	8,200	27,962
AVX Corp.	25,300	384,560
Badger Meter, Inc.	12,600	676,620
Bel Fuse, Inc., Class B	500	7,515
Belden, Inc.	22,200	1,184,148
Benchmark Electronics, Inc.	24,300	706,158
Coda Octopus Group, Inc.(x)*	3,300	27,093
CTS Corp.	21,400	692,504
Daktronics, Inc.	5,000	36,925
ePlus, Inc.*	6,600	502,194
Fabrinet*	18,800	983,240
FARO Technologies, Inc.*	6,695	323,703
Fitbit, Inc., Class A(x)*	84,900	323,469
II-VI, Inc.(x)*	41,266	1,452,960
Insight Enterprises, Inc.*	16,000	891,040
IPG Photonics Corp.*	58,800	7,973,280
Iteris, Inc.*	2,600	14,937
Itron, Inc.*	16,100	1,190,756
KEMET Corp.	22,200	403,596
Kimball Electronics, Inc.*	1,700	24,667
Knowles Corp.*	46,700	949,878
Littelfuse, Inc.	64,230	11,388,621
Methode Electronics, Inc.	18,800	632,432
MTS Systems Corp.	11,300	624,325
Napco Security Technologies, Inc.*	5,000	127,600
nLight, Inc.*	15,100	236,466
Novanta, Inc.*	174,220	14,237,258
OSI Systems, Inc.*	7,700	782,012
PAR Technology Corp.(x)*	5,100	121,227
PC Connection, Inc.	3,900	151,710
Plexus Corp.*	13,795	862,326
Rogers Corp.*	8,700	1,189,377
Sanmina Corp.*	31,700	1,017,887
ScanSource, Inc.*	14,000	427,700
Tech Data Corp.*	17,100	1,782,504
TTM Technologies, Inc.*	53,300	649,994
Vishay Intertechnology, Inc.	61,200	1,036,116
Vishay Precision Group, Inc.*	4,400	144,056
Wrap Technologies, Inc.(x)*	1,200	4,896

		55,192,841

IT Services (2.0%)
Brightcove, Inc.*	12,100	126,808
Carbonite, Inc.*	11,450	177,360
Cardtronics plc, Class A*	23,500	710,640
Cass Information Systems, Inc.	6,733	363,515
Conduent, Inc.*	80,300	499,466
CSG Systems International, Inc.	16,300	842,384
Endurance International Group Holdings, Inc.*	35,900	134,625
EVERTEC, Inc.	29,400	917,868
Evo Payments, Inc., Class A*	14,500	407,740
Exela Technologies, Inc.*	5,400	6,372
ExlService Holdings, Inc.*	17,500	1,171,800
Hackett Group, Inc. (The)	2,800	46,088
I3 Verticals, Inc., Class A*	5,500	110,660
Information Services Group, Inc.*	800	1,988
International Money Express, Inc.(x)*	3,300	45,342
Jack Henry & Associates, Inc.	108,139	15,785,050
KBR, Inc.	70,000	1,717,800
Limelight Networks, Inc.*	15,500	46,965
LiveRamp Holdings, Inc.*	30,976	1,330,729
ManTech International Corp., Class A	14,700	1,049,727
MAXIMUS, Inc.	30,520	2,357,975
NIC, Inc.	33,195	685,477
Paysign, Inc.(x)*	7,300	73,730
Perficient, Inc.*	19,700	760,026
Perspecta, Inc.	67,700	1,768,324
Presidio, Inc.	21,400	361,660
PRGX Global, Inc.*	800	4,120
Priority Technology Holdings, Inc.*	700	3,374
Science Applications International Corp.	27,560	2,407,366
StarTek, Inc.*	800	5,176
Sykes Enterprises, Inc.*	24,228	742,346
TTEC Holdings, Inc.	6,400	306,432
Tucows, Inc., Class A(x)*	3,200	173,312
Unisys Corp.*	23,800	176,834
Verra Mobility Corp.*	45,700	655,795
Virtusa Corp.*	15,800	569,116

		36,543,990

Semiconductors & Semiconductor Equipment (4.1%)
Adesto Technologies Corp.(x)*	300	2,568
Advanced Energy Industries, Inc.*	19,400	1,113,754
Advanced Micro Devices, Inc.*	280,899	8,143,262
Alpha & Omega Semiconductor Ltd.*	800	9,824
Ambarella, Inc.*	17,500	1,099,613
Amkor Technology, Inc.*	51,700	470,470
Axcelis Technologies, Inc.*	14,600	249,514
AXT, Inc.*	3,600	12,816
Brooks Automation, Inc.	31,600	1,170,148
Cabot Microelectronics Corp.	13,420	1,895,038
CEVA, Inc.*	8,900	265,754
Cirrus Logic, Inc.*	30,700	1,644,906
Cohu, Inc.	15,777	213,068
Cree, Inc.*	111,583	5,467,567
Diodes, Inc.*	21,300	855,195
DSP Group, Inc.*	6,600	92,961
Enphase Energy, Inc.*	39,500	878,085
FormFactor, Inc.*	30,361	566,081
GSI Technology, Inc.*	700	6,132
Ichor Holdings Ltd.*	5,700	137,826
Impinj, Inc.(x)*	7,100	218,893
Inphi Corp.*	147,510	9,005,485
Lattice Semiconductor Corp.*	745,839	13,637,666
MACOM Technology Solutions Holdings, Inc.*	19,793	425,451
MaxLinear, Inc.*	35,756	800,219
Nanometrics, Inc.*	8,450	275,639
NeoPhotonics Corp.*	2,300	14,007
NVE Corp.	1,850	122,748
ON Semiconductor Corp.*	474,700	9,118,987
PDF Solutions, Inc.*	2,400	31,368
Photronics, Inc.*	27,700	301,376
Power Integrations, Inc.	14,300	1,293,149
Rambus, Inc.*	49,400	648,375
Rudolph Technologies, Inc.*	15,700	413,852
Semtech Corp.*	29,400	1,429,134
Silicon Laboratories, Inc.*	19,600	2,182,460
SMART Global Holdings, Inc.*	8,400	214,032
SunPower Corp.(x)*	21,300	233,661
Synaptics, Inc.*	19,200	767,040
Ultra Clean Holdings, Inc.*	10,500	153,668
Universal Display Corp.	51,099	8,579,522
Veeco Instruments, Inc.*	17,049	199,132
Xperi Corp.	25,500	527,340

		74,887,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (9.5%)
8x8, Inc.*	43,800	$907,536
A10 Networks, Inc.*	18,600	129,084
ACI Worldwide, Inc.*	53,281	1,669,027
Agilysys, Inc.*	10,050	257,381
Alarm.com Holdings, Inc.*	17,100	797,544
Altair Engineering, Inc., Class A*	17,900	619,698
American Software, Inc., Class A	14,600	219,292
Anaplan, Inc.(x)*	248,900	11,698,300
ANSYS, Inc.*	69,400	15,362,384
Appfolio, Inc., Class A*	7,000	665,980
Appian Corp.(x)*	14,500	688,750
Aspen Technology, Inc.*	148,519	18,279,719
Avalara, Inc.*	178,860	12,035,489
Avaya Holdings Corp.*	49,400	505,362
Benefitfocus, Inc.(x)*	12,800	304,768
Blackbaud, Inc.	22,800	2,059,752
Blackline, Inc.*	19,800	946,638
Bottomline Technologies DE, Inc.*	19,000	747,650
Box, Inc., Class A*	75,500	1,250,280
Carbon Black, Inc.*	25,900	673,141
ChannelAdvisor Corp.*	2,500	23,325
Cision Ltd.*	42,500	326,825
Cloudera, Inc.(x)*	139,413	1,235,199
CommVault Systems, Inc.*	20,200	903,142
Cornerstone OnDemand, Inc.*	26,300	1,441,766
Digimarc Corp.(x)*	4,900	191,541
Digital Turbine, Inc.(x)*	36,600	235,887
Domo, Inc., Class B*	7,700	123,046
Dynatrace, Inc.*	472,415	8,819,988
Ebix, Inc.(x)	13,100	551,510
eGain Corp.*	1,700	13,609
Envestnet, Inc.*	21,600	1,224,720
Everbridge, Inc.*	15,100	931,821
Five9, Inc.*	30,800	1,655,192
ForeScout Technologies, Inc.*	18,800	712,896
GTY Technology Holdings, Inc.(x)*	5,500	34,485
HubSpot, Inc.*	103,801	15,737,270
Ideanomics, Inc.(x)*	5,000	7,525
Instructure, Inc.*	14,800	573,352
Intelligent Systems Corp.(x)*	3,100	128,774
j2 Global, Inc.(x)	24,000	2,179,680
LivePerson, Inc.*	27,200	971,040
Majesco*	600	5,064
MicroStrategy, Inc., Class A*	4,000	593,480
Mitek Systems, Inc.*	17,200	165,980
MobileIron, Inc.*	45,200	295,834
Model N, Inc.*	15,100	419,176
Monotype Imaging Holdings, Inc.	25,800	511,098
OneSpan, Inc.*	14,300	207,350
Phunware, Inc.(x)*	4,600	6,624
Progress Software Corp.	22,850	869,671
PROS Holdings, Inc.*	15,050	896,980
Q2 Holdings, Inc.*	20,900	1,648,383
QAD, Inc., Class A	3,800	175,484
Qualys, Inc.*	15,100	1,141,107
Rapid7, Inc.*	22,300	1,012,197
Rimini Street, Inc.*	2,300	10,074
SailPoint Technologies Holding, Inc.*	47,000	878,430
SecureWorks Corp., Class A*	7,600	98,268
SharpSpring, Inc.(x)*	1,900	18,430
ShotSpotter, Inc.*	4,300	99,029
Slack Technologies, Inc., Class A(x)*	197,500	4,686,675
Smartsheet, Inc., Class A(x)*	259,525	9,350,686
Splunk, Inc.*	89,751	10,578,053
SPS Commerce, Inc.*	17,400	819,018
SVMK, Inc.*	38,900	665,190
Synchronoss Technologies, Inc.*	12,200	65,880
Telaria, Inc.*	20,800	143,728
Tenable Holdings, Inc.*	23,800	532,644
TiVo Corp.	68,997	525,412
Trade Desk, Inc. (The), Class A*	38,128	7,150,906
Upland Software, Inc.*	10,400	362,544
Varonis Systems, Inc.*	13,100	783,118
Verint Systems, Inc.*	30,321	1,297,132
VirnetX Holding Corp.(x)*	9,900	53,460
Workiva, Inc.*	16,300	714,429
Yext, Inc.*	38,300	608,587
Zendesk, Inc.*	172,823	12,595,340
Zix Corp.*	21,400	154,936
Zoom Video Communications, Inc., Class A(x)*	50,554	3,852,215
Zuora, Inc., Class A(x)*	39,600	595,980

		172,428,960

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	56,000	456,400
AstroNova, Inc.	600	9,702
Avid Technology, Inc.*	12,700	78,613
Diebold Nixdorf, Inc.*	34,700	388,640
Immersion Corp.*	12,800	97,920
Sonim Technologies, Inc.(x)*	3,300	9,669
Stratasys Ltd.*	27,900	594,409

		1,635,353

Total Information Technology		369,575,387

Materials (2.7%)
Chemicals (1.7%)
Advanced Emissions Solutions, Inc.(x)	1,200	17,808
AdvanSix, Inc.*	14,600	375,512
American Vanguard Corp.	9,200	144,440
Amyris, Inc.(x)*	4,200	19,992
Balchem Corp.	16,600	1,646,554
Chase Corp.	3,600	393,804
Ferro Corp.*	44,554	528,410
Flotek Industries, Inc.*	4,200	9,240
FMC Corp.	144,590	12,677,651
FutureFuel Corp.	4,300	51,342
GCP Applied Technologies, Inc.*	37,000	712,250
Hawkins, Inc.	700	29,750
HB Fuller Co.	26,900	1,252,464
Ingevity Corp.*	19,600	1,662,864
Innophos Holdings, Inc.	8,300	269,418
Innospec, Inc.	12,300	1,096,422
Intrepid Potash, Inc.*	12,600	41,202
Koppers Holdings, Inc.*	4,700	137,287
Kraton Corp.*	13,600	439,144
Kronos Worldwide, Inc.	9,100	112,567
Livent Corp.*	69,100	462,279
LSB Industries, Inc.*	3,100	16,058
Minerals Technologies, Inc.	16,000	849,440
OMNOVA Solutions, Inc.*	24,100	242,687
Orion Engineered Carbons SA(x)	27,600	461,196
PolyOne Corp.	36,684	1,197,733
PQ Group Holdings, Inc.*	17,600	280,544
Quaker Chemical Corp.	7,000	1,106,980
Rayonier Advanced Materials, Inc.	37,600	162,808
Sensient Technologies Corp.	21,900	1,503,435
Stepan Co.	11,600	1,125,896
Trecora Resources*	2,200	19,844
Tredegar Corp.	9,100	177,632
Trinseo SA	21,600	927,720
Tronox Holdings plc, Class A	41,000	340,300
Valhi, Inc.	8,600	16,340

		30,509,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Forterra, Inc.(x)*	5,300	$38,319
Summit Materials, Inc., Class A*	53,446	1,186,501
United States Lime & Minerals, Inc.	300	22,950
US Concrete, Inc.(x)*	7,400	409,072

		1,656,842

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	435,735
Greif, Inc., Class B	900	41,004
Myers Industries, Inc.	15,800	278,870
UFP Technologies, Inc.*	500	19,300

		774,909

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	160,942	365,338
Allegheny Technologies, Inc.*	57,400	1,162,350
Carpenter Technology Corp.	21,800	1,126,188
Century Aluminum Co.*	28,300	187,771
Cleveland-Cliffs, Inc.(x)	139,527	1,007,385
Coeur Mining, Inc.*	79,770	383,694
Commercial Metals Co.	64,900	1,127,962
Compass Minerals International, Inc.	16,500	932,085
Gold Resource Corp.	7,200	21,960
Haynes International, Inc.	1,000	35,840
Hecla Mining Co.	186,521	328,277
Kaiser Aluminum Corp.	8,100	801,657
Materion Corp.	12,600	773,136
Mayville Engineering Co., Inc.*	1,100	14,509
Novagold Resources, Inc.*	107,400	651,918
Olympic Steel, Inc.	1,700	24,480
Ramaco Resources, Inc.(x)*	4,600	17,181
Ryerson Holding Corp.*	2,600	22,178
Schnitzer Steel Industries, Inc., Class A	9,500	196,270
SunCoke Energy, Inc.*	41,430	233,665
Synalloy Corp.	500	7,975
TimkenSteel Corp.*	13,200	83,028
Warrior Met Coal, Inc.	26,300	513,376
Worthington Industries, Inc.	25,099	904,819

		10,923,042

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	583,361
Clearwater Paper Corp.*	6,328	133,647
Louisiana-Pacific Corp.	57,600	1,415,808
Neenah, Inc.	10,100	657,712
PH Glatfelter Co.	19,800	304,722
Schweitzer-Mauduit International, Inc.	16,000	599,040
Verso Corp., Class A*	12,700	157,226

		3,851,516

Total Materials		47,715,322

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	38,586	1,102,788
Agree Realty Corp. (REIT)	17,500	1,280,125
Alexander & Baldwin, Inc. (REIT)	38,251	937,532
Alexander’s, Inc. (REIT)	1,000	348,410
American Assets Trust, Inc. (REIT)	21,596	1,009,397
American Finance Trust, Inc. (REIT)(x)	49,600	692,416
Armada Hoffler Properties, Inc. (REIT)	35,500	642,195
Ashford Hospitality Trust, Inc. (REIT)	44,950	148,784
Bluerock Residential Growth REIT, Inc. (REIT)	8,300	97,691
Braemar Hotels & Resorts, Inc. (REIT)	5,800	54,462
BRT Apartments Corp. (REIT)	1,100	16,038
CareTrust REIT, Inc. (REIT)	44,300	1,041,272
CatchMark Timber Trust, Inc. (REIT), Class A	10,700	114,169
CBL & Associates Properties, Inc. (REIT)(x)	39,500	50,955
Cedar Realty Trust, Inc. (REIT)	6,800	20,400
Chatham Lodging Trust (REIT)	22,400	406,560
CIM Commercial Trust Corp. (REIT)	200	3,100
Clipper Realty, Inc. (REIT)	4,800	48,912
Community Healthcare Trust, Inc. (REIT)	8,200	365,310
CoreCivic, Inc. (REIT)	56,000	967,680
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	6,100	288,042
CorePoint Lodging, Inc. (REIT)	10,650	107,671
DiamondRock Hospitality Co. (REIT)	94,508	968,707
Easterly Government Properties, Inc. (REIT)	28,600	609,180
EastGroup Properties, Inc. (REIT)	17,180	2,147,844
Essential Properties Realty Trust, Inc. (REIT)	30,100	689,591
Farmland Partners, Inc. (REIT)(x)	8,600	57,448
First Industrial Realty Trust, Inc. (REIT)	60,700	2,401,292
Four Corners Property Trust, Inc. (REIT)	31,500	890,820
Franklin Street Properties Corp. (REIT)	65,080	550,577
Front Yard Residential Corp. (REIT)	16,000	184,960
GEO Group, Inc. (The) (REIT)	59,371	1,029,493
Getty Realty Corp. (REIT)	13,664	438,068
Gladstone Commercial Corp. (REIT)	21,500	505,250
Gladstone Land Corp. (REIT)(x)	3,200	38,064
Global Medical REIT, Inc. (REIT)	8,500	96,900
Global Net Lease, Inc. (REIT)	39,200	764,400
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	34,100	994,015
Healthcare Realty Trust, Inc. (REIT)	59,600	1,996,600
Hersha Hospitality Trust (REIT)	15,332	228,140
Independence Realty Trust, Inc. (REIT)	57,200	818,532
Industrial Logistics Properties Trust (REIT)	32,606	692,878
Innovative Industrial Properties, Inc. (REIT)(x)	4,200	387,954
Investors Real Estate Trust (REIT)	5,632	420,541
iStar, Inc. (REIT)	32,000	417,600
Jernigan Capital, Inc. (REIT)(x)	2,100	40,425
Kite Realty Group Trust (REIT)	45,782	739,379
Lexington Realty Trust (REIT)	102,545	1,051,086
LTC Properties, Inc. (REIT)	21,800	1,116,596
Mack-Cali Realty Corp. (REIT)	46,100	998,526
Monmouth Real Estate Investment Corp. (REIT)	53,513	771,122
National Health Investors, Inc. (REIT)	20,200	1,664,278
National Storage Affiliates Trust (REIT)	31,900	1,064,503
New Senior Investment Group, Inc. (REIT)	27,100	181,028
NexPoint Residential Trust, Inc. (REIT)	8,700	406,812
Office Properties Income Trust (REIT)	26,912	824,584
One Liberty Properties, Inc. (REIT)	3,000	82,590
Pebblebrook Hotel Trust (REIT)	67,228	1,870,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pennsylvania REIT (REIT)(x)	24,000	$137,280
Physicians Realty Trust (REIT)	84,300	1,496,325
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,261,152
PotlatchDeltic Corp. (REIT)	33,736	1,386,044
Preferred Apartment Communities, Inc. (REIT), Class A	17,000	245,650
PS Business Parks, Inc. (REIT)	10,220	1,859,529
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,254,404
Retail Opportunity Investments Corp. (REIT)	51,500	938,845
Retail Value, Inc. (REIT)	2,900	107,416
Rexford Industrial Realty, Inc. (REIT)	48,200	2,121,764
RLJ Lodging Trust (REIT)	80,687	1,370,872
RPT Realty (REIT)	48,260	653,923
Ryman Hospitality Properties, Inc. (REIT)	20,716	1,694,776
Sabra Health Care REIT, Inc. (REIT)	93,943	2,156,931
Saul Centers, Inc. (REIT)	4,900	267,099
Senior Housing Properties Trust (REIT)	109,900	1,017,125
Seritage Growth Properties (REIT), Class A(x)	19,400	824,306
STAG Industrial, Inc. (REIT)	58,700	1,730,476
Summit Hotel Properties, Inc. (REIT)	47,700	553,320
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,512,966
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,300	670,284
Terreno Realty Corp. (REIT)	28,800	1,471,392
UMH Properties, Inc. (REIT)	7,100	99,968
Uniti Group, Inc. (REIT)(x)	85,900	667,014
Universal Health Realty Income Trust (REIT)	7,650	786,420
Urban Edge Properties (REIT)	48,700	963,773
Urstadt Biddle Properties, Inc. (REIT), Class A	11,970	283,689
Washington Prime Group, Inc. (REIT)(x)	97,000	401,580
Washington REIT (REIT)	36,700	1,004,112
Whitestone REIT (REIT)	7,000	96,320
Xenia Hotels & Resorts, Inc. (REIT)	59,700	1,260,864

		68,179,594

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	4,000	80,880
Consolidated-Tomoka Land Co.	1,300	85,280
Cushman & Wakefield plc*	47,600	882,028
eXp World Holdings, Inc.(x)*	3,100	25,978
Forestar Group, Inc.*	6,749	123,372
FRP Holdings, Inc.*	2,500	120,050
Griffin Industrial Realty, Inc.	100	3,795
Kennedy-Wilson Holdings, Inc.	58,103	1,273,618
Marcus & Millichap, Inc.*	9,200	326,508
Maui Land & Pineapple Co., Inc.*	2,200	23,936
Newmark Group, Inc., Class A	72,640	658,118
Rafael Holdings, Inc., Class B*	1,900	39,824
RE/MAX Holdings, Inc., Class A	7,200	231,552
Realogy Holdings Corp.(x)	52,800	352,704
Redfin Corp.(x)*	42,273	711,877
RMR Group, Inc. (The), Class A	7,135	324,500
St Joe Co. (The)*	16,000	274,080
Stratus Properties, Inc.*	400	11,748
Tejon Ranch Co.*	5,200	88,244

		5,638,092

Total Real Estate		73,817,686

Utilities (2.1%)
Electric Utilities (0.6%)
ALLETE, Inc.	24,100	2,106,581
El Paso Electric Co.	20,500	1,375,140
Genie Energy Ltd., Class B	4,000	29,840
MGE Energy, Inc.	17,800	1,421,686
Otter Tail Corp.	18,200	978,250
PNM Resources, Inc.	40,300	2,098,824
Portland General Electric Co.	42,600	2,401,362
Spark Energy, Inc., Class A(x)	1,600	16,880

		10,428,563

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	8,040	766,373
New Jersey Resources Corp.	40,300	1,822,366
Northwest Natural Holding Co.	13,500	963,090
ONE Gas, Inc.	26,700	2,566,137
RGC Resources, Inc.	300	8,772
South Jersey Industries, Inc.	49,100	1,615,881
Southwest Gas Holdings, Inc.	26,300	2,394,352
Spire, Inc.	22,500	1,962,900

		12,099,871

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	7,300	17,082
Clearway Energy, Inc., Class A	16,500	286,110
Clearway Energy, Inc., Class C	34,592	631,304
Ormat Technologies, Inc.	19,200	1,426,368
Pattern Energy Group, Inc., Class A	49,100	1,322,263
TerraForm Power, Inc., Class A	34,500	628,762

		4,311,889

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,574,300
Black Hills Corp.	28,000	2,148,440
NorthWestern Corp.	22,891	1,717,970
Unitil Corp.	6,200	393,328

		5,834,038

Water Utilities (0.3%)
American States Water Co.	17,500	1,572,550
AquaVenture Holdings Ltd.*	6,000	116,580
Artesian Resources Corp., Class A	400	14,800
Cadiz, Inc.(x)*	5,300	66,197
California Water Service Group	23,000	1,217,390
Connecticut Water Service, Inc.	5,200	364,312
Consolidated Water Co. Ltd.	600	9,894
Global Water Resources, Inc.	1,700	20,128
Middlesex Water Co.	6,500	422,240
Pure Cycle Corp.*	800	8,224
SJW Group	15,500	1,058,495
York Water Co. (The)	100	4,366

		4,875,176

Total Utilities		37,549,537

Total Common Stocks (98.0%) (Cost $1,277,374,317)		1,773,766,849

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	1,521

Total Financials		1,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Rights	(Note 1)
Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	$—

Total Health Care		—

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	18,100	7,100

Total Materials		7,100

Total Rights (0.0%) (Cost $20,285)		8,621

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,314,380	6,316,275

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (5.1%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $20,001,067, collateralized by various Common Stocks; total market value $22,000,002.(xx)	$20,000,000	20,000,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $14,405,236, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $14,688,002.(xx)	14,400,000	14,400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $3,783,328, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $4,210,619.(xx)	3,783,119	3,783,119
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $4,299,279, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $4,384,978.(xx)	4,298,998	4,298,998
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $7,002,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $7,140,000.(xx)	7,000,000	7,000,000
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $5,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $38,002,079, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $42,220,353.(xx)	38,000,000	38,000,000

Total Repurchase Agreements		92,482,117

Total Short-Term Investments (5.4%) (Cost $98,798,392)		98,798,392

Total Investments in Securities (103.4%) (Cost $1,376,192,994)		1,872,573,862
Other Assets Less Liabilities (-3.4%)		(61,880,970)

Net Assets (100%)		$1,810,692,892

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $135,475,917. This was collateralized by $47,245,591 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19 - 5/15/49 and by cash of $92,482,117 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	98	12/2019	USD	7,472,500	(276,054)

					(276,054)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,257,793	$—	$—		$31,257,793
Consumer Discretionary	253,571,741	—	—		253,571,741
Consumer Staples	45,442,727	20,436	—		45,463,163
Energy	35,837,167	—	—		35,837,167
Financials	204,885,774	—	—		204,885,774
Health Care	330,035,236	—	—		330,035,236
Industrials	344,058,043	—	—		344,058,043
Information Technology	369,575,387	—	—		369,575,387
Materials	47,715,322	—	—		47,715,322
Real Estate	73,817,686	—	—		73,817,686
Utilities	37,549,537	—	—		37,549,537
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	1,521		1,521
Health Care	—	—	—	(a)	—	(a)
Materials	—	—	7,100		7,100
Short-Term Investments
Investment Company	6,316,275	—	—		6,316,275
Repurchase Agreements	—	92,482,117	—		92,482,117

Total Assets	$1,780,062,688	$92,502,553	$8,621		$1,872,573,862

Liabilities:
Futures	$(276,054)	$—	$—		$(276,054)

Total Liabilities	$(276,054)	$—	$—		$(276,054)

Total	$1,779,786,634	$92,502,553	$8,621		$1,872,297,808

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$640,543,114
Aggregate gross unrealized depreciation	(149,558,156)

Net unrealized appreciation	$490,984,958

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,381,312,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (1.3%)
Aptiv plc	16,831	$1,471,366
BorgWarner, Inc.	73,549	2,697,777

		4,169,143

Automobiles (1.6%)
Honda Motor Co. Ltd. (ADR)	121,092	3,158,079
Thor Industries, Inc.	37,582	2,128,645

		5,286,724

Distributors (1.1%)
Genuine Parts Co.	34,651	3,450,893

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	67,829	2,964,806
Sodexo SA	26,314	2,954,137

		5,918,943

Household Durables (1.0%)
PulteGroup, Inc.	90,254	3,298,784

Multiline Retail (0.8%)
Target Corp.	22,853	2,443,214

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	27,990	4,629,546

Total Consumer Discretionary		29,197,247

Consumer Staples (6.6%)
Food & Staples Retailing (2.0%)
Koninklijke Ahold Delhaize NV	131,935	3,300,988
Sysco Corp.	41,723	3,312,806

		6,613,794

Food Products (3.7%)
Conagra Brands, Inc.	91,222	2,798,691
JM Smucker Co. (The)	19,138	2,105,563
Kellogg Co.	27,395	1,762,868
Mondelez International, Inc., Class A	26,078	1,442,635
Orkla ASA	420,333	3,823,708

		11,933,465

Household Products (0.9%)
Kimberly-Clark Corp.	20,241	2,875,234

Total Consumer Staples		21,422,493

Energy (3.8%)
Energy Equipment & Services (1.7%)
Baker Hughes a GE Co.	131,434	3,049,269
Schlumberger Ltd.	72,133	2,464,785

		5,514,054

Oil, Gas & Consumable Fuels (2.1%)
ConocoPhillips	43,577	2,483,018
Imperial Oil Ltd.	63,032	1,641,396
Noble Energy, Inc.	120,979	2,717,188

		6,841,602

Total Energy		12,355,656

Financials (21.6%)
Banks (9.2%)
BB&T Corp.	139,273	7,433,000
Comerica, Inc.	68,298	4,506,985
Commerce Bancshares, Inc.	60,271	3,655,436
First Hawaiian, Inc.	149,986	4,004,626
M&T Bank Corp.	24,554	3,878,795
Prosperity Bancshares, Inc.	25,188	1,779,029
UMB Financial Corp.	40,843	2,637,641
Westamerica Bancorp	35,337	2,197,255

		30,092,767

Capital Markets (5.5%)
Ameriprise Financial, Inc.	34,205	5,031,555
Northern Trust Corp.	106,057	9,897,239
State Street Corp.	50,435	2,985,248

		17,914,042

Insurance (5.9%)
Aflac, Inc.	51,437	2,691,184
Arthur J Gallagher & Co.	9,579	857,991
Brown & Brown, Inc.	43,158	1,556,277
Chubb Ltd.	27,533	4,444,927
Globe Life, Inc.	12,487	1,195,755
ProAssurance Corp.	78,463	3,159,705
Reinsurance Group of America, Inc.	25,070	4,008,192
Travelers Cos., Inc. (The)	8,095	1,203,646

		19,117,677

Thrifts & Mortgage Finance (1.0%)
Capitol Federal Financial, Inc.	228,301	3,145,988

Total Financials		70,270,474

Health Care (11.5%)
Health Care Equipment & Supplies (4.7%)
Hologic, Inc.*	46,625	2,354,096
Siemens Healthineers AG(m)	74,659	2,937,216
Zimmer Biomet Holdings, Inc.	73,022	10,023,730

		15,315,042

Health Care Providers & Services (5.8%)
Cardinal Health, Inc.	90,214	4,257,198
Henry Schein, Inc.*	43,794	2,780,919
McKesson Corp.	24,167	3,302,662
Quest Diagnostics, Inc.	47,462	5,079,858
Universal Health Services, Inc., Class B	21,337	3,173,879

		18,594,516

Health Care Technology (1.0%)
Cerner Corp.	48,278	3,291,111

Total Health Care		37,200,669

Industrials (18.0%)
Aerospace & Defense (1.4%)
BAE Systems plc	340,668	2,387,549
Textron, Inc.	42,858	2,098,328

		4,485,877

Airlines (1.5%)
Southwest Airlines Co.	91,173	4,924,254

Building Products (1.4%)
Johnson Controls International plc	103,045	4,522,645

Commercial Services & Supplies (0.6%)
Republic Services, Inc.	21,989	1,903,148

Electrical Equipment (7.3%)
Eaton Corp. plc	39,401	3,276,193
Emerson Electric Co.	95,387	6,377,575
Hubbell, Inc.	55,157	7,247,630
nVent Electric plc	183,557	4,045,596
Schneider Electric SE	30,773	2,700,053

		23,647,047

Machinery (3.2%)
Atlas Copco AB, Class B	50,883	1,379,065
Cummins, Inc.	24,522	3,988,993
IMI plc	246,595	2,911,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PACCAR, Inc.	32,784	$2,295,208

		10,574,601

Road & Rail (1.1%)
Heartland Express, Inc.	165,783	3,565,993

Trading Companies & Distributors (1.5%)
MSC Industrial Direct Co., Inc., Class A	69,330	5,028,505

Total Industrials		58,652,070

Information Technology (5.4%)
Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity Ltd.	34,561	3,220,394

Semiconductors & Semiconductor Equipment (3.7%)
Applied Materials, Inc.	108,299	5,404,120
Maxim Integrated Products, Inc.	70,914	4,106,630
Microchip Technology, Inc.(x)	27,597	2,564,037

		12,074,787

Technology Hardware, Storage & Peripherals (0.7%)
HP, Inc.	124,067	2,347,348

Total Information Technology		17,642,529

Materials (2.9%)
Containers & Packaging (2.2%)
Graphic Packaging Holding Co.	120,576	1,778,496
Packaging Corp. of America	31,254	3,316,049
Sonoco Products Co.	34,506	2,008,594

		7,103,139

Paper & Forest Products (0.7%)
Mondi plc	118,249	2,265,224

Total Materials		9,368,363

Real Estate (5.4%)
Equity Real Estate Investment Trusts (REITs) (5.4%)
Empire State Realty Trust, Inc. (REIT), Class A	168,335	2,402,141
MGM Growth Properties LLC (REIT), Class A(x)	103,776	3,118,469
Piedmont Office Realty Trust, Inc. (REIT), Class A	134,873	2,816,148
Welltower, Inc. (REIT)	32,846	2,977,490
Weyerhaeuser Co. (REIT)	226,002	6,260,255

Total Real Estate		17,574,503

Utilities (10.1%)
Electric Utilities (5.3%)
Edison International	49,425	3,727,634
Eversource Energy	29,896	2,555,211
Pinnacle West Capital Corp.	45,486	4,415,326
Xcel Energy, Inc.	102,569	6,655,702

		17,353,873

Gas Utilities (2.0%)
Atmos Energy Corp.	27,170	3,094,391
Spire, Inc.	37,649	3,284,499

		6,378,890

Multi-Utilities (2.8%)
Ameren Corp.	42,604	3,410,450
NorthWestern Corp.	50,110	3,760,756
WEC Energy Group, Inc.	21,513	2,045,886

		9,217,092

Total Utilities		32,949,855

Total Common Stocks (94.3%) (Cost $286,682,383)		306,633,859

EXCHANGE TRADED FUND (ETF):
Equity (2.6%)
iShares Russell Mid-Cap Value ETF(x)	95,083	8,528,945

Total Exchange Traded Fund (2.6%) (Cost $8,146,906)		8,528,945

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	1,525,718	1,526,176

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $216,814, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $221,136.(xx)	$216,800	216,800
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,000,067, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,216,800

Total Short-Term Investments (1.2%) (Cost $3,742,976)		3,742,976

Total Investments in Securities (98.1%) (Cost $298,572,265)		318,905,780
Other Assets Less Liabilities (1.9%)		6,331,139

Net Assets (100%)		$325,236,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $2,937,216 or 0.9% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $5,773,395. This was collateralized by $3,725,600 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $2,216,800 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SEK	705,844	USD	72,145	Goldman Sachs	12/30/2019	23
USD	2,042,218	JPY	218,987,054	Bank of America	12/30/2019	2,475
USD	3,374,990	NOK	30,145,864	Goldman Sachs	12/30/2019	56,367
USD	1,369,749	SEK	13,235,751	Goldman Sachs	12/30/2019	16,477
CAD	53,577	USD	40,423	Morgan Stanley	12/31/2019	83
USD	10,141,119	EUR	9,100,397	Credit Suisse	12/31/2019	149,201
USD	6,630,359	GBP	5,278,948	JPMorgan Chase Bank	12/31/2019	114,105

Total unrealized appreciation						338,731

JPY	10,498,060	USD	98,271	Bank of America	12/30/2019	(488)
SEK	796,033	USD	82,414	Goldman Sachs	12/30/2019	(1,025)
GBP	128,712	USD	160,523	JPMorgan Chase Bank	12/31/2019	(1,643)
USD	1,476,702	CAD	1,959,318	Morgan Stanley	12/31/2019	(4,600)

Total unrealized depreciation						(7,756)

Net unrealized appreciation						330,975

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,243,110	$2,954,137	$—	$29,197,247
Consumer Staples	14,297,797	7,124,696	—	21,422,493
Energy	12,355,656	—	—	12,355,656
Financials	70,270,474	—	—	70,270,474
Health Care	34,263,453	2,937,216	—	37,200,669
Industrials	49,274,068	9,378,002	—	58,652,070
Information Technology	17,642,529	—	—	17,642,529
Materials	7,103,139	2,265,224	—	9,368,363
Real Estate	17,574,503	—	—	17,574,503
Utilities	32,949,855	—	—	32,949,855
Exchange Traded Funds	8,528,945	—	—	8,528,945
Forward Currency Contracts	—	338,731	—	338,731
Short-Term Investments
Investment Company	1,526,176	—	—	1,526,176
Repurchase Agreements	—	2,216,800	—	2,216,800

Total Assets	$292,029,705	$27,214,806	$—	$319,244,511

Liabilities:
Forward Currency Contracts	$—	$(7,756)	$—	$(7,756)

Total Liabilities	$—	$(7,756)	$—	$(7,756)

Total	$292,029,705	$27,207,050	$—	$319,236,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,359,963
Aggregate gross unrealized depreciation	(7,645,165)

Net unrealized appreciation	$20,714,798

Federal income tax cost of investments in securities and derivative instruments, if applicable	$298,521,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	70,500	$4,305,435
iShares Core S&P 500 ETF	13,200	3,940,464
iShares Core S&P Mid-Cap ETF	5,200	1,004,796
iShares Russell 2000 ETF	6,400	968,576
SPDR S&P 500 ETF Trust	12,700	3,768,979
Vanguard S&P 500 ETF	14,800	4,034,480

Total Equity		18,022,730

Fixed Income (35.0%)
Vanguard Intermediate-Term Corporate Bond ETF	107,000	9,762,680

Total Exchange Traded Funds (99.6%) (Cost $26,815,855)		27,785,410

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	65,345	65,365

Total Short-Term Investment (0.2%) (Cost $65,365)		65,365

Total Investments in Securities (99.8%) (Cost $26,881,220)		27,850,775
Other Assets Less Liabilities (0.2%)		42,321

Net Assets (100%)		$27,893,096

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$27,785,410	$—	$—	$27,785,410
Short-Term Investment
Investment Company	65,365	—	—	65,365

Total Assets	$27,850,775	$—	$—	$27,850,775

Total Liabilities	$—	$—	$—	$—

Total	$27,850,775	$—	$—	$27,850,775

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$969,555
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$969,555

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,881,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (44.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,228	$3,725,985
Vanguard Intermediate-Term Corporate Bond ETF	40,787	3,721,406

Total Fixed Income		7,447,391

Equity (54.7%)
iShares Core MSCI EAFE ETF	34,623	2,114,427
iShares Core S&P 500 ETF	9,140	2,728,473
iShares Russell 2000 ETF	4,035	610,657
SPDR S&P 500 ETF Trust	9,189	2,727,019
SPDR S&P MidCap 400 ETF Trust	2,586	911,487

Total Equity		9,092,063

Total Exchange Traded Funds (99.4%) (Cost $15,691,249)		16,539,454

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	65,498	65,518

Total Short-Term Investment (0.4%) (Cost $65,518)		65,518

Total Investments in Securities (99.8%) (Cost $15,756,767)		16,604,972
Other Assets Less Liabilities (0.2%)		37,811

Net Assets (100%)		$16,642,783

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$16,539,454	$—	$—	$16,539,454
Short-Term Investment
Investment Company	65,518	—	—	65,518

Total Assets	$16,604,972	$—	$—	$16,604,972

Total Liabilities	$—	$—	$—	$—

Total	$16,604,972	$—	$—	$16,604,972

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$848,205
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$848,205

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,756,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.5%)
Diversified Telecommunication Services (4.9%)
AT&T, Inc.	400,002	$15,136,076
Verizon Communications, Inc.	1,056,247	63,755,069

		78,891,145

Media (4.6%)
Comcast Corp., Class A	1,105,338	49,828,637
DISH Network Corp., Class A*	274,907	9,366,082
Interpublic Group of Cos., Inc. (The)	632,774	13,642,607

		72,837,326

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	636,393	16,418,939

Total Communication Services		168,147,410

Consumer Discretionary (5.8%)
Automobiles (1.0%)
General Motors Co.	427,500	16,022,700

Household Durables (1.9%)
Sony Corp. (ADR)(x)	520,154	30,756,706

Multiline Retail (2.1%)
Dollar Tree, Inc.*	208,969	23,855,901
Kohl’s Corp.	177,820	8,830,541

		32,686,442

Specialty Retail (0.8%)
Lowe’s Cos., Inc.	118,515	13,031,910

Total Consumer Discretionary		92,497,758

Consumer Staples (8.3%)
Beverages (3.0%)
Molson Coors Brewing Co., Class B	547,796	31,498,270
PepsiCo, Inc.	123,678	16,956,254

		48,454,524

Food & Staples Retailing (0.8%)
Walgreens Boots Alliance, Inc.	237,843	13,155,096

Food Products (3.2%)
Conagra Brands, Inc.	560,119	17,184,451
Kellogg Co.	524,455	33,748,679

		50,933,130

Personal Products (0.7%)
Unilever NV (NYRS)	186,430	11,191,393

Tobacco (0.6%)
Altria Group, Inc.	236,560	9,675,304

Total Consumer Staples		133,409,447

Energy (8.4%)
Oil, Gas & Consumable Fuels (8.4%)
BP plc (ADR)	1,155,923	43,913,515
ConocoPhillips	468,710	26,707,096
Marathon Oil Corp.	589,602	7,234,416
Marathon Petroleum Corp.	178,585	10,849,039
Suncor Energy, Inc.	505,039	15,949,131
Williams Cos., Inc. (The)	1,223,912	29,447,323

Total Energy		134,100,520

Financials (23.0%)
Banks (12.3%)
Citigroup, Inc.	670,807	46,339,348
JPMorgan Chase & Co.	516,326	60,766,407
Regions Financial Corp.	1,061,522	16,793,278
Wells Fargo & Co.	1,431,310	72,195,276

		196,094,309

Capital Markets (2.3%)
E*TRADE Financial Corp.	518,630	22,658,945
Morgan Stanley	342,733	14,624,417

		37,283,362

Consumer Finance (1.7%)
Ally Financial, Inc.	338,790	11,234,276
Capital One Financial Corp.	165,722	15,077,388

		26,311,664

Insurance (6.7%)
American International Group, Inc.	256,544	14,289,501
Assured Guaranty Ltd.	191,930	8,533,208
Brighthouse Financial, Inc.*	186,818	7,560,524
Hartford Financial Services Group, Inc. (The)	387,949	23,513,589
Lincoln National Corp.	158,458	9,558,187
MetLife, Inc.	511,621	24,128,046
Willis Towers Watson plc	105,088	20,278,831

		107,861,886

Total Financials		367,551,221

Health Care (17.2%)
Biotechnology (0.9%)
Biogen, Inc.*	61,878	14,406,436

Health Care Equipment & Supplies (8.2%)
Alcon, Inc.(x)*	230,647	13,444,414
Baxter International, Inc.	271,128	23,715,566
Koninklijke Philips NV (NYRS)	596,113	27,498,693
Medtronic plc	185,391	20,137,170
Zimmer Biomet Holdings, Inc.	334,486	45,914,893

		130,710,736

Health Care Providers & Services (2.4%)
Humana, Inc.	36,760	9,398,429
Laboratory Corp. of America Holdings*	178,084	29,918,112

		39,316,541

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	253,350	12,847,379
Novartis AG (ADR)	154,661	13,440,041
Pfizer, Inc.	1,425,553	51,220,119
Sanofi (ADR)	295,070	13,670,593

		91,178,132

Total Health Care		275,611,845

Industrials (6.8%)
Aerospace & Defense (1.1%)
BAE Systems plc (ADR)(x)	627,694	17,694,694

Building Products (0.9%)
Masco Corp.	356,926	14,876,676

Construction & Engineering (1.0%)
Quanta Services, Inc.	408,128	15,427,238

Electrical Equipment (2.5%)
ABB Ltd. (ADR)(x)	1,231,482	24,223,251
Hubbell, Inc.	115,557	15,184,190

		39,407,441

Industrial Conglomerates (1.3%)
Siemens AG (ADR)	395,908	21,214,730

Total Industrials		108,620,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Information Technology (6.4%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	707,082	$34,936,922

IT Services (0.7%)
Cognizant Technology Solutions Corp., Class A	194,397	11,715,335

Semiconductors & Semiconductor Equipment (1.0%)
QUALCOMM, Inc.	213,117	16,256,565

Software (1.6%)
Oracle Corp.	455,019	25,039,695

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	62,301	13,953,555

Total Information Technology		101,902,072

Materials (3.6%)
Chemicals (2.8%)
Akzo Nobel NV (ADR)	153,012	4,533,746
Corteva, Inc.	1,169,098	32,734,744
Dow, Inc.	170,267	8,113,222

		45,381,712

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.	1,261,406	12,071,655

Total Materials		57,453,367

Utilities (5.9%)
Electric Utilities (3.6%)
Exelon Corp.	600,116	28,991,604
FirstEnergy Corp.	593,334	28,616,499

		57,608,103

Independent Power and Renewable Electricity Producers (2.3%)
AES Corp.	2,285,588	37,346,508

Total Utilities		94,954,611

Total Common Stocks (95.9%) (Cost $1,271,722,861)		1,534,249,030

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	7,189,022	7,191,179

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $8,000,427, collateralized by various Common Stocks; total market value $8,800,001.(xx)	$8,000,000	8,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $900,060, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $918,001.(xx)	900,000	900,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $800,056, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $816,004.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $445,201.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $10,399,594, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $10,606,893.(xx)	10,398,915	10,398,915

Total Repurchase Agreements		20,498,915

Total Short-Term Investments (1.8%) (Cost $27,690,165)		27,690,094

Total Investments in Securities (97.7%) (Cost $1,299,413,026)		1,561,939,124
Other Assets Less Liabilities (2.3%)		37,581,471

Net Assets (100%)		$1,599,520,595

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $26,825,623. This was collateralized by $6,906,241 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/17/19 – 5/15/47 and by cash of $20,498,915 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$168,147,410	$—	$—	$168,147,410
Consumer Discretionary	92,497,758	—	—	92,497,758
Consumer Staples	133,409,447	—	—	133,409,447
Energy	134,100,520	—	—	134,100,520
Financials	367,551,221	—	—	367,551,221
Health Care	275,611,845	—	—	275,611,845
Industrials	108,620,779	—	—	108,620,779
Information Technology	101,902,072	—	—	101,902,072
Materials	57,453,367	—	—	57,453,367
Utilities	94,954,611	—	—	94,954,611
Short-Term Investments
Investment Company	7,191,179	—	—	7,191,179
Repurchase Agreements	—	20,498,915	—	20,498,915

Total Assets	$1,541,440,209	$20,498,915	$—	$1,561,939,124

Total Liabilities	$—	$—	$—	$—

Total	$1,541,440,209	$20,498,915	$—	$1,561,939,124

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,649,748
Aggregate gross unrealized depreciation	(67,695,645)

Net unrealized appreciation	$250,954,103

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,310,985,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Entertainment (2.7%)
Activision Blizzard, Inc.	142,700	$7,551,684
Netflix, Inc.*	12,950	3,465,679

		11,017,363

Interactive Media & Services (3.8%)
Alphabet, Inc., Class A*	68	83,037
Alphabet, Inc., Class C*	7,029	8,568,351
Facebook, Inc., Class A*	38,500	6,856,080

		15,507,468

Media (3.7%)
Charter Communications, Inc., Class A*	24,113	9,937,450
Comcast Corp., Class A	106,865	4,817,474

		14,754,924

Total Communication Services		41,279,755

Consumer Discretionary (10.9%)
Hotels, Restaurants & Leisure (6.5%)
Chipotle Mexican Grill, Inc.*	9,500	7,984,465
Hilton Grand Vacations, Inc.*	122,260	3,912,320
Hilton Worldwide Holdings, Inc.	55,800	5,195,538
Wynn Resorts Ltd.	36,000	3,913,920
Yum! Brands, Inc.	45,100	5,115,693

		26,121,936

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	3,407	5,914,245
Booking Holdings, Inc.*	1,500	2,943,915

		8,858,160

Specialty Retail (1.2%)
Ross Stores, Inc.	45,300	4,976,205

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	43,842	4,117,641

Total Consumer Discretionary		44,073,942

Consumer Staples (5.9%)
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	20,100	5,791,011

Food Products (1.1%)
Mondelez International, Inc., Class A	76,190	4,214,831

Household Products (1.0%)
Church & Dwight Co., Inc.	52,915	3,981,324

Personal Products (1.0%)
Estee Lauder Cos., Inc. (The), Class A	19,800	3,939,210

Tobacco (1.4%)
Philip Morris International, Inc.	74,900	5,687,157

Total Consumer Staples		23,613,533

Energy (6.3%)
Oil, Gas & Consumable Fuels (6.3%)
Chevron Corp.	32,875	3,898,975
Concho Resources, Inc.	41,800	2,838,220
ConocoPhillips	67,100	3,823,358
Enbridge, Inc.	96,400	3,381,712
EOG Resources, Inc.	63,200	4,690,704
Equitrans Midstream Corp.	185,635	2,700,989
Williams Cos., Inc. (The)	160,200	3,854,412

Total Energy		25,188,370

Financials (12.2%)
Banks (2.2%)
JPMorgan Chase & Co.	44,464	5,232,968
SVB Financial Group*	16,000	3,343,200

		8,576,168

Capital Markets (4.2%)
CME Group, Inc.	11,574	2,446,050
Intercontinental Exchange, Inc.	66,000	6,089,820
Moody’s Corp.	17,400	3,564,042
Nasdaq, Inc.	33,700	3,348,095
State Street Corp.	25,000	1,479,750

		16,927,757

Insurance (5.8%)
Aon plc	43,058	8,334,737
Chubb Ltd.	32,031	5,171,085
Marsh & McLennan Cos., Inc.	54,268	5,429,513
RenaissanceRe Holdings Ltd.	23,500	4,546,075

		23,481,410

Total Financials		48,985,335

Health Care (12.9%)
Biotechnology (7.3%)
Agios Pharmaceuticals, Inc.(x)*	27,700	897,480
Biohaven Pharmaceutical Holding Co. Ltd.*	101,105	4,218,101
Bluebird Bio, Inc.(x)*	30,400	2,791,328
Incyte Corp.*	37,300	2,768,779
Neurocrine Biosciences, Inc.*	50,000	4,505,500
Sage Therapeutics, Inc.*	24,700	3,465,163
Seattle Genetics, Inc.*	103,700	8,855,980
Ultragenyx Pharmaceutical, Inc.*	44,400	1,899,432

		29,401,763

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	35,000	2,928,450
Danaher Corp.	39,229	5,665,845
Edwards Lifesciences Corp.*	13,500	2,968,785

		11,563,080

Health Care Providers & Services (1.8%)
Anthem, Inc.	13,100	3,145,310
UnitedHealth Group, Inc.	20,100	4,368,132

		7,513,442

Pharmaceuticals (0.9%)
Eli Lilly & Co.	32,280	3,609,872

Total Health Care		52,088,157

Industrials (10.1%)
Aerospace & Defense (5.1%)
Boeing Co. (The)	18,000	6,848,460
Northrop Grumman Corp.	12,700	4,759,833
TransDigm Group, Inc.	12,300	6,404,241
United Technologies Corp.	18,100	2,471,012

		20,483,546

Commercial Services & Supplies (1.3%)
Waste Connections, Inc.	58,286	5,362,312

Machinery (1.7%)
Deere & Co.	19,900	3,356,732
Wabtec Corp.	50,955	3,661,626

		7,018,358

Professional Services (1.0%)
Equifax, Inc.	28,400	3,995,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.0%)
CSX Corp.	58,100	$4,024,587

Total Industrials		40,883,831

Information Technology (22.7%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	99,000	3,842,190

IT Services (8.9%)
Euronet Worldwide, Inc.*	44,900	6,568,870
Fiserv, Inc.*	73,100	7,572,429
Global Payments, Inc.	35,600	5,660,400
GoDaddy, Inc., Class A*	61,400	4,051,172
Jack Henry & Associates, Inc.	20,881	3,047,999
LiveRamp Holdings, Inc.*	55,200	2,371,392
Visa, Inc., Class A	38,464	6,616,193

		35,888,455

Semiconductors & Semiconductor Equipment (5.7%)
ASML Holding NV (Registered) (NYRS)	30,194	7,500,794
Broadcom, Inc.	22,388	6,180,655
Intel Corp.	69,800	3,596,794
Micron Technology, Inc.*	93,800	4,019,330
QUALCOMM, Inc.	22,900	1,746,812

		23,044,385

Software (4.8%)
Adobe, Inc.*	13,700	3,784,625
Microsoft Corp.	66,300	9,217,689
ServiceNow, Inc.*	14,200	3,604,670
SVMK, Inc.*	168,300	2,877,930

		19,484,914

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	10,138	2,270,608
HP, Inc.	139,100	2,631,772
NetApp, Inc.	81,600	4,284,816

		9,187,196

Total Information Technology		91,447,140

Materials (1.9%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	10,900	2,418,274
Linde plc	13,800	2,673,336

		5,091,610

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	131,000	2,652,750

Total Materials		7,744,360

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	16,595	3,669,652
Crown Castle International Corp. (REIT)	27,000	3,753,270
Equinix, Inc. (REIT)	12,100	6,979,280

Total Real Estate		14,402,202

Utilities (1.3%)
Electric Utilities (0.6%)
Edison International	35,100	2,647,242

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp.	164,500	2,687,930

Total Utilities		5,335,172

Total Common Stocks (98.0%) (Cost $281,322,238)		395,041,797

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $2,000,107, collateralized by various Common Stocks; total market value $2,200,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $172,390, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $175,826.(xx)	172,379	172,379

Total Repurchase Agreements		2,972,379

Total Short-Term Investments (0.7%) (Cost $2,972,379)		2,972,379

Total Investments in Securities (98.7%) (Cost $284,294,617)		398,014,176
Other Assets Less Liabilities (1.3%)		5,077,401

Net Assets (100%)		$403,091,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $2,970,471. This was collateralized by $132,768 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $2,972,379 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,279,755	$—	$—	$41,279,755
Consumer Discretionary	44,073,942	—	—	44,073,942
Consumer Staples	23,613,533	—	—	23,613,533
Energy	25,188,370	—	—	25,188,370
Financials	48,985,335	—	—	48,985,335
Health Care	52,088,157	—	—	52,088,157
Industrials	40,883,831	—	—	40,883,831
Information Technology	91,447,140	—	—	91,447,140
Materials	7,744,360	—	—	7,744,360
Real Estate	14,402,202	—	—	14,402,202
Utilities	5,335,172	—	—	5,335,172
Short-Term Investments
Repurchase Agreements	—	2,972,379	—	2,972,379

Total Assets	$395,041,797	$2,972,379	$—	$398,014,176

Total Liabilities	$—	$—	$—	$—

Total	$395,041,797	$2,972,379	$—	$398,014,176

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,249,909
Aggregate gross unrealized depreciation	(20,513,638)

Net unrealized appreciation	$113,736,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$284,277,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (14.0%)
Entertainment (2.6%)
Walt Disney Co. (The)	70,802	$9,226,917

Interactive Media & Services (9.3%)
Alphabet, Inc., Class A*	3,613	4,411,979
Alphabet, Inc., Class C*	9,106	11,100,214
Facebook, Inc., Class A*	99,823	17,776,480

		33,288,673

Media (2.1%)
Comcast Corp., Class A	171,592	7,735,367

Total Communication Services		50,250,957

Consumer Discretionary (14.5%)
Hotels, Restaurants & Leisure (0.9%)
Chipotle Mexican Grill, Inc.*	3,750	3,151,762

Internet & Direct Marketing Retail (9.6%)
Alibaba Group Holding Ltd. (ADR)*	35,930	6,008,574
Amazon.com, Inc.*	12,594	21,862,051
Booking Holdings, Inc.*	1,969	3,864,379
GrubHub, Inc.(x)*	51,000	2,866,710

		34,601,714

Specialty Retail (4.0%)
Advance Auto Parts, Inc.	38,780	6,414,212
Home Depot, Inc. (The)	34,135	7,920,003

		14,334,215

Total Consumer Discretionary		52,087,691

Consumer Staples (4.9%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV (ADR)(x)	79,294	7,544,824

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	22,487	6,478,729

Food Products (1.0%)
McCormick & Co., Inc. (Non-Voting)	23,629	3,693,213

Total Consumer Staples		17,716,766

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Pioneer Natural Resources Co.	31,269	3,932,702

Total Energy		3,932,702

Financials (5.0%)
Capital Markets (3.3%)
BlackRock, Inc.	12,029	5,360,603
Charles Schwab Corp. (The)	156,748	6,556,769

		11,917,372

Consumer Finance (1.7%)
American Express Co.	51,882	6,136,603

Total Financials		18,053,975

Health Care (12.2%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	50,487	4,944,697
BioMarin Pharmaceutical, Inc.*	48,280	3,254,072

		8,198,769

Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	46,505	10,106,467

Life Sciences Tools & Services (2.6%)
Thermo Fisher Scientific, Inc.	31,867	9,281,901

Pharmaceuticals (4.5%)
Johnson & Johnson	48,597	6,287,480
Zoetis, Inc.	79,247	9,873,383

		16,160,863

Total Health Care		43,748,000

Industrials (10.1%)
Air Freight & Logistics (3.1%)
CH Robinson Worldwide, Inc.	35,383	2,999,770
United Parcel Service, Inc., Class B	68,018	8,149,917

		11,149,687

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	46,050	7,791,660

Professional Services (1.8%)
IHS Markit Ltd.*	96,353	6,444,089

Road & Rail (1.0%)
Uber Technologies, Inc.(x)*	123,850	3,773,710

Trading Companies & Distributors (2.0%)
WW Grainger, Inc.	23,670	7,033,540

Total Industrials		36,192,686

Information Technology (30.6%)
IT Services (8.0%)
Akamai Technologies, Inc.*	87,886	8,031,023
Fidelity National Information Services, Inc.	34,120	4,529,771
Visa, Inc., Class A	93,441	16,072,786

		28,633,580

Semiconductors & Semiconductor Equipment (5.2%)
NVIDIA Corp.	24,570	4,276,900
QUALCOMM, Inc.	101,800	7,765,304
Texas Instruments, Inc.	52,656	6,805,262

		18,847,466

Software (15.0%)
Adobe, Inc.*	36,499	10,082,849
Microsoft Corp.	131,657	18,304,273
Nutanix, Inc., Class A*	102,530	2,691,413
Oracle Corp.	141,650	7,794,999
Palo Alto Networks, Inc.*	26,800	5,462,644
Splunk, Inc.*	45,805	5,398,577
VMware, Inc., Class A	26,771	4,017,256

		53,752,011

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	38,701	8,667,863

Total Information Technology		109,900,920

Materials (3.3%)
Chemicals (3.3%)
Ecolab, Inc.	33,218	6,578,493
Linde plc	27,620	5,350,546

Total Materials		11,929,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Equinix, Inc. (REIT)	11,820	$6,817,776

Total Real Estate		6,817,776

Total Common Stocks (97.6%) (Cost $224,818,540)		350,630,512

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $500,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $556,501.(xx)	$500,000	500,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $640,594, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $653,363.(xx)	640,552	640,552

Total Repurchase Agreements		1,140,552

Total Short-Term Investments (0.3%) (Cost $1,140,552)		1,140,552

Total Investments in Securities (97.9%) (Cost $225,959,092)		351,771,064
Other Assets Less Liabilities (2.1%)		7,474,374

Net Assets (100%)		$359,245,438

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $5,980,754. This was collateralized by $4,984,062 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $1,140,552 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$50,250,957	$—	$—	$50,250,957
Consumer Discretionary	52,087,691	—	—	52,087,691
Consumer Staples	17,716,766	—	—	17,716,766
Energy	3,932,702	—	—	3,932,702
Financials	18,053,975	—	—	18,053,975
Health Care	43,748,000	—	—	43,748,000
Industrials	36,192,686	—	—	36,192,686
Information Technology	109,900,920	—	—	109,900,920
Materials	11,929,039	—	—	11,929,039
Real Estate	6,817,776	—	—	6,817,776
Short-Term Investments
Repurchase Agreements	—	1,140,552	—	1,140,552

Total Assets	$350,630,512	$1,140,552	$—	$351,771,064

Total Liabilities	$—	$—	$—	$—

Total	$350,630,512	$1,140,552	$—	$351,771,064

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,705,235
Aggregate gross unrealized depreciation	(8,384,571)

Net unrealized appreciation	$124,320,664

Federal income tax cost of investments in securities and derivative instruments, if applicable	$227,450,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	22,656	$857,303
CenturyLink, Inc.	3,022	37,714
Verizon Communications, Inc.	12,841	775,083

		1,670,100

Entertainment (2.2%)
Activision Blizzard, Inc.	2,394	126,690
Electronic Arts, Inc.*	922	90,190
Netflix, Inc.*	1,360	363,963
Spotify Technology SA*	10,280	1,171,920
Take-Two Interactive Software, Inc.*	354	44,370
Viacom, Inc., Class B	1,089	26,169
Walt Disney Co. (The)	5,584	727,707
World Wrestling Entertainment, Inc., Class A(x)	16,350	1,163,303
Zynga, Inc., Class A*	99,610	579,730

		4,294,042

Interactive Media & Services (3.4%)
Alphabet, Inc., Class A*	928	1,133,218
Alphabet, Inc., Class C*	937	1,142,203
Cargurus, Inc.(x)*	27,970	865,671
Facebook, Inc., Class A*	7,461	1,328,655
Pinterest, Inc., Class A(x)*	31,560	834,762
TripAdvisor, Inc.*	347	13,422
Twitter, Inc.*	2,398	98,798
Yelp, Inc.*	32,900	1,143,275

		6,560,004

Media (0.6%)
CBS Corp. (Non-Voting), Class B	1,016	41,016
Charter Communications, Inc., Class A*	502	206,884
Comcast Corp., Class A	14,078	634,636
comScore, Inc.*	65,920	125,907
Discovery, Inc., Class A(x)*	525	13,981
Discovery, Inc., Class C*	1,021	25,137
DISH Network Corp., Class A*	764	26,030
Fox Corp., Class A	1,054	33,238
Fox Corp., Class B	517	16,306
Interpublic Group of Cos., Inc. (The)	1,172	25,268
News Corp., Class A	1,260	17,539
News Corp., Class B	412	5,890
Omnicom Group, Inc.	656	51,365
Tribune Co. Litigation, Class 1C(r)*	24,151	—

		1,223,197

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	978	77,037

Total Communication Services		13,824,380

Consumer Discretionary (13.4%)
Auto Components (0.7%)
Aptiv plc	801	70,024
BorgWarner, Inc.	634	23,255
Fox Factory Holding Corp.*	20,630	1,284,011

		1,377,290

Automobiles (0.2%)
Ford Motor Co.	12,005	109,966
General Motors Co.	3,896	146,022
Harley-Davidson, Inc.	492	17,697

		273,685

Distributors (0.0%)
Genuine Parts Co.	441	43,919
LKQ Corp.*	973	30,601

		74,520

Diversified Consumer Services (0.0%)
H&R Block, Inc.	583	13,771

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	1,233	53,894
Chipotle Mexican Grill, Inc.*	79	66,397
Darden Restaurants, Inc.	373	44,096
Hilton Worldwide Holdings, Inc.	877	81,657
Marriott International, Inc., Class A	851	105,839
McDonald’s Corp.	2,355	505,642
MGM Resorts International	1,648	45,683
Norwegian Cruise Line Holdings Ltd.*	689	35,670
Royal Caribbean Cruises Ltd.	528	57,198
Starbucks Corp.	3,716	328,569
Wynn Resorts Ltd.	305	33,160
Yum! Brands, Inc.	943	106,964

		1,464,769

Household Durables (0.2%)
DR Horton, Inc.	1,036	54,608
Garmin Ltd.	448	37,941
Leggett & Platt, Inc.	428	17,522
Lennar Corp., Class A	880	49,148
Mohawk Industries, Inc.*	174	21,588
Newell Brands, Inc.	1,191	22,295
NVR, Inc.*	11	40,891
PulteGroup, Inc.	794	29,021
Whirlpool Corp.	194	30,722

		303,736

Internet & Direct Marketing Retail (5.4%)
Alibaba Group Holding Ltd. (ADR)*	9,290	1,553,567
Amazon.com, Inc.*	1,290	2,239,324
Booking Holdings, Inc.*	132	259,064
eBay, Inc.	37,664	1,468,143
Expedia Group, Inc.	13,138	1,765,878
MercadoLibre, Inc.*	4,700	2,590,781
RealReal, Inc. (The)(x)*	32,450	725,582

		10,602,339

Leisure Products (0.0%)
Hasbro, Inc.	376	44,627

Multiline Retail (0.2%)
Dollar General Corp.	808	128,424
Dollar Tree, Inc.*	733	83,679
Kohl’s Corp.	519	25,774
Macy’s, Inc.	923	14,343
Nordstrom, Inc.(x)	314	10,572
Target Corp.	1,581	169,025

		431,817

Specialty Retail (5.6%)
Advance Auto Parts, Inc.	16,168	2,674,187
AutoZone, Inc.*	78	84,600
Best Buy Co., Inc.	710	48,983
CarMax, Inc.*	525	46,200
Carvana Co.(x)*	25,920	1,710,720
Gap, Inc. (The)	633	10,989
Home Depot, Inc. (The)	3,402	789,332
L Brands, Inc.	643	12,596
Lowe’s Cos., Inc.	18,364	2,019,306
O’Reilly Automotive, Inc.*	234	93,251
Ross Stores, Inc.	28,589	3,140,502
Tiffany & Co.	334	30,939
TJX Cos., Inc. (The)	3,749	208,969
Tractor Supply Co.	373	33,734
Ulta Beauty, Inc.*	184	46,120

		10,950,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	502	$16,646
Hanesbrands, Inc.	1,034	15,841
NIKE, Inc., Class B	3,875	363,940
PVH Corp.	228	20,117
Ralph Lauren Corp.	164	15,657
Tapestry, Inc.	888	23,132
Under Armour, Inc., Class A*	644	12,841
Under Armour, Inc., Class C*	660	11,966
VF Corp.	1,026	91,304

		571,444

Total Consumer Discretionary		26,108,426

Consumer Staples (5.0%)
Beverages (1.5%)
Brown-Forman Corp., Class B	564	35,408
Coca-Cola Co. (The)	11,949	650,504
Constellation Brands, Inc., Class A	7,715	1,599,165
Molson Coors Brewing Co., Class B	578	33,235
Monster Beverage Corp.*	1,198	69,556
PepsiCo, Inc.	4,325	592,957

		2,980,825

Food & Staples Retailing (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	45,830	1,185,622
Casey’s General Stores, Inc.	7,620	1,228,039
Costco Wholesale Corp.	1,365	393,270
Kroger Co. (The)	2,456	63,316
Sysco Corp.	1,592	126,405
Walgreens Boots Alliance, Inc.	2,351	130,034
Walmart, Inc.	4,411	523,497

		3,650,183

Food Products (0.5%)
Archer-Daniels-Midland Co.	1,724	70,805
Campbell Soup Co.	524	24,586
Conagra Brands, Inc.	1,495	45,867
General Mills, Inc.	1,880	103,626
Hershey Co. (The)	462	71,605
Hormel Foods Corp.(x)	894	39,095
JM Smucker Co. (The)	350	38,507
Kellogg Co.	763	49,099
Kraft Heinz Co. (The)	1,908	53,300
Lamb Weston Holdings, Inc.	451	32,797
McCormick & Co., Inc. (Non- Voting)	377	58,925
Mondelez International, Inc., Class A	4,489	248,331
Tyson Foods, Inc., Class A	909	78,301

		914,844

Household Products (0.7%)
Church & Dwight Co., Inc.	786	59,139
Clorox Co. (The)	393	59,685
Colgate-Palmolive Co.	2,653	195,022
Kimberly-Clark Corp.	1,078	153,130
Procter & Gamble Co. (The)	7,775	967,054

		1,434,030

Personal Products (0.1%)
Coty, Inc., Class A	925	9,721
Estee Lauder Cos., Inc. (The), Class A	685	136,281

		146,002

Tobacco (0.3%)
Altria Group, Inc.	5,771	236,034
Philip Morris International, Inc.	4,816	365,679

		601,713

Total Consumer Staples		9,727,597

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	2,012	46,678
Halliburton Co.	2,686	50,631
Helmerich & Payne, Inc.	364	14,586
National Oilwell Varco, Inc.	1,179	24,995
Schlumberger Ltd.	4,326	147,819
TechnipFMC plc	1,310	31,623

		316,332

Oil, Gas & Consumable Fuels (1.6%)
Apache Corp.	1,203	30,797
Cabot Oil & Gas Corp.	1,291	22,683
Chevron Corp.	5,889	698,435
Cimarex Energy Co.	316	15,149
Concho Resources, Inc.	616	41,826
ConocoPhillips	3,444	196,239
Devon Energy Corp.	1,278	30,749
Diamondback Energy, Inc.	515	46,304
EOG Resources, Inc.	1,814	134,635
Exxon Mobil Corp.	13,128	926,968
Hess Corp.	817	49,412
HollyFrontier Corp.	453	24,299
Kinder Morgan, Inc.	6,106	125,845
Marathon Oil Corp.	2,481	30,442
Marathon Petroleum Corp.	2,028	123,201
Noble Energy, Inc.	1,489	33,443
Occidental Petroleum Corp.	2,768	123,093
ONEOK, Inc.	1,298	95,649
Phillips 66	1,392	142,541
Pioneer Natural Resources Co.	518	65,149
Valero Energy Corp.	1,286	109,619
Williams Cos., Inc. (The)	3,821	91,933

		3,158,411

Total Energy		3,474,743

Financials (5.9%)
Banks (2.1%)
Bank of America Corp.	25,987	758,041
BB&T Corp.	2,353	125,580
Citigroup, Inc.	7,008	484,113
Citizens Financial Group, Inc.	1,354	47,891
Comerica, Inc.	444	29,299
Fifth Third Bancorp	2,248	61,550
First Republic Bank	532	51,444
Huntington Bancshares, Inc.	3,207	45,764
JPMorgan Chase & Co.	9,911	1,166,425
KeyCorp.	3,162	56,410
M&T Bank Corp.	411	64,926
People’s United Financial, Inc.	1,236	19,325
PNC Financial Services Group, Inc. (The)‡	1,380	193,421
Regions Financial Corp.	3,133	49,564
SunTrust Banks, Inc.	1,399	96,251
SVB Financial Group*	166	34,686
US Bancorp	4,452	246,374
Wells Fargo & Co.	12,435	627,221
Zions Bancorp NA	546	24,308

		4,182,593

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	156	13,003
Ameriprise Financial, Inc.	410	60,311
Bank of New York Mellon Corp. (The)	2,660	120,259
BlackRock, Inc.‡	362	161,322
Cboe Global Markets, Inc.	345	39,644
Charles Schwab Corp. (The)	3,611	151,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CME Group, Inc.	1,113	$235,221
E*TRADE Financial Corp.	712	31,107
Franklin Resources, Inc.	876	25,281
Goldman Sachs Group, Inc. (The)	1,004	208,059
Intercontinental Exchange, Inc.	1,724	159,073
Invesco Ltd.	1,109	18,786
KKR & Co., Inc., Class A	63,710	1,710,613
MarketAxess Holdings, Inc.	116	37,990
Moody’s Corp.	501	102,620
Morgan Stanley	3,894	166,157
MSCI, Inc.	257	55,962
Nasdaq, Inc.	357	35,468
Northern Trust Corp.	672	62,711
Raymond James Financial, Inc.	382	31,500
S&P Global, Inc.	765	187,410
State Street Corp.	1,164	68,897
T. Rowe Price Group, Inc.	723	82,603

		3,765,045

Consumer Finance (0.3%)
American Express Co.	2,110	249,571
Capital One Financial Corp.	1,465	133,286
Discover Financial Services	981	79,549
Synchrony Financial	1,876	63,953

		526,359

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	6,086	1,266,010

Insurance (1.0%)
Aflac, Inc.	2,310	120,859
Allstate Corp. (The)	1,021	110,962
American International Group, Inc.	2,719	151,448
Aon plc	732	141,693
Arthur J Gallagher & Co.	594	53,205
Assurant, Inc.	190	23,906
Chubb Ltd.	1,411	227,792
Cincinnati Financial Corp.	467	54,485
Everest Re Group Ltd.	124	32,995
Globe Life, Inc.	317	30,356
Hartford Financial Services Group, Inc. (The)	1,102	66,792
Lincoln National Corp.	644	38,846
Loews Corp.	789	40,618
Marsh & McLennan Cos., Inc.	1,557	155,778
MetLife, Inc.	2,471	116,532
Principal Financial Group, Inc.	792	45,255
Progressive Corp. (The)	1,830	141,368
Prudential Financial, Inc.	1,233	110,908
Travelers Cos., Inc. (The)	811	120,588
Unum Group	663	19,704
Willis Towers Watson plc	397	76,609

		1,880,699

Total Financials		11,620,706

Health Care (12.1%)
Biotechnology (1.9%)
AbbVie, Inc.	4,603	348,539
Alexion Pharmaceuticals, Inc.*	10,060	985,276
Amgen, Inc.	1,860	359,929
Biogen, Inc.*	572	133,173
BioMarin Pharmaceutical, Inc.*	16,340	1,101,316
Celgene Corp.*	2,210	219,453
Gilead Sciences, Inc.	3,927	248,893
Incyte Corp.*	547	40,604
Regeneron Pharmaceuticals, Inc.*	250	69,350
Vertex Pharmaceuticals, Inc.*	800	135,536

		3,642,069

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	5,486	459,014
ABIOMED, Inc.*	139	24,727
Align Technology, Inc.*	223	40,345
Baxter International, Inc.	1,585	138,640
Becton Dickinson and Co.	838	211,980
Boston Scientific Corp.*	4,322	175,862
Cooper Cos., Inc. (The)	152	45,144
Danaher Corp.	1,982	286,260
Dentsply Sirona, Inc.	685	36,517
Edwards Lifesciences Corp.*	641	140,962
Hologic, Inc.*	804	40,594
IDEXX Laboratories, Inc.*	265	72,061
Insulet Corp.*	15,790	2,604,245
Intuitive Surgical, Inc.*	357	192,755
Medtronic plc	4,174	453,380
ResMed, Inc.	436	58,908
Stryker Corp.	995	215,219
Teleflex, Inc.	138	46,886
Varian Medical Systems, Inc.*	286	34,060
Zimmer Biomet Holdings, Inc.	646	88,676

		5,366,235

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	473	38,942
Anthem, Inc.	790	189,679
Cardinal Health, Inc.	901	42,518
Centene Corp.*	1,269	54,897
Cigna Corp.	1,170	177,594
CVS Health Corp.	4,035	254,488
DaVita, Inc.*	301	17,178
HCA Healthcare, Inc.	822	98,985
Henry Schein, Inc.*	484	30,734
Humana, Inc.	418	106,870
Laboratory Corp. of America Holdings*	304	51,072
McKesson Corp.	569	77,760
Quest Diagnostics, Inc.	407	43,561
Surgery Partners, Inc.(x)*	130,170	961,306
UnitedHealth Group, Inc.	2,948	640,659
Universal Health Services, Inc., Class B	252	37,485
WellCare Health Plans, Inc.*	154	39,912

		2,863,640

Health Care Technology (1.0%)
Cerner Corp.	999	68,102
Livongo Health, Inc.(x)*	6,670	116,325
Medidata Solutions, Inc.*	19,150	1,752,225

		1,936,652

Life Sciences Tools & Services (3.3%)
Agilent Technologies, Inc.	948	72,645
Bio-Rad Laboratories, Inc., Class A*	5,020	1,670,355
Illumina, Inc.*	453	137,812
IQVIA Holdings, Inc.*	565	84,400
Mettler-Toledo International, Inc.*	76	53,534
PerkinElmer, Inc.	15,712	1,338,191
Syneos Health, Inc.*	50,730	2,699,343
Thermo Fisher Scientific, Inc.	1,241	361,466
Waters Corp.*	208	46,432

		6,464,178

Pharmaceuticals (1.7%)
Allergan plc	1,017	171,151
Bristol-Myers Squibb Co.	5,075	257,353
Eli Lilly & Co.	2,638	295,008
Johnson & Johnson	8,192	1,059,881
Merck & Co., Inc.	7,943	668,642
Mylan NV*	1,617	31,984
Nektar Therapeutics*	573	10,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Perrigo Co. plc	421	$23,530
Pfizer, Inc.	17,164	616,703
Zoetis, Inc.	1,494	186,137

		3,320,826

Total Health Care		23,593,600

Industrials (8.9%)
Aerospace & Defense (1.5%)
Arconic, Inc.	1,210	31,460
Boeing Co. (The)	1,659	631,200
General Dynamics Corp.	726	132,662
Huntington Ingalls Industries, Inc.	133	28,168
L3Harris Technologies, Inc.	4,193	874,828
Lockheed Martin Corp.	771	300,736
Northrop Grumman Corp.	488	182,898
Raytheon Co.	868	170,293
Textron, Inc.	688	33,684
TransDigm Group, Inc.	155	80,704
United Technologies Corp.	2,514	343,211

		2,809,844

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	435	36,879
Expeditors International of Washington, Inc.	516	38,334
FedEx Corp.	753	109,614
United Parcel Service, Inc., Class B	2,165	259,410

		444,237

Airlines (0.2%)
Alaska Air Group, Inc.	372	24,147
American Airlines Group, Inc.	1,218	32,850
Delta Air Lines, Inc.	1,794	103,334
Southwest Airlines Co.	1,522	82,203
United Airlines Holdings, Inc.*	703	62,152

		304,686

Building Products (1.6%)
Allegion plc	289	29,955
AO Smith Corp.	435	20,754
Fortune Brands Home & Security, Inc.	423	23,138
Johnson Controls International plc	2,460	107,969
Masco Corp.	895	37,303
Trex Co., Inc.*	31,090	2,827,014

		3,046,133

Commercial Services & Supplies (1.7%)
Cintas Corp.	251	67,293
Copart, Inc.*	37,172	2,986,027
Republic Services, Inc.	663	57,383
Rollins, Inc.	423	14,411
Waste Management, Inc.	1,199	137,885

		3,262,999

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	421	38,522
Quanta Services, Inc.	430	16,254

		54,776

Electrical Equipment (0.2%)
AMETEK, Inc.	711	65,284
Eaton Corp. plc	1,304	108,428
Emerson Electric Co.	1,928	128,906
Rockwell Automation, Inc.	354	58,339

		360,957

Industrial Conglomerates (0.5%)
3M Co.	1,787	293,783
General Electric Co.	27,017	241,532
Honeywell International, Inc.	2,234	377,993
Roper Technologies, Inc.	326	116,251

		1,029,559

Machinery (1.3%)
Caterpillar, Inc.	1,745	220,411
Cummins, Inc.	490	79,708
Deere & Co.	981	165,475
Dover Corp.	438	43,607
Flowserve Corp.	388	18,123
Fortive Corp.	907	62,184
IDEX Corp.	234	38,348
Illinois Tool Works, Inc.	914	143,032
Ingersoll-Rand plc	746	91,915
PACCAR, Inc.	1,067	74,701
Parker-Hannifin Corp.	395	71,341
Pentair plc	544	20,563
Snap-on, Inc.	171	26,768
Stanley Black & Decker, Inc.	482	69,606
Tennant Co.	18,620	1,316,434
Wabtec Corp.	565	40,601
Xylem, Inc.	553	44,030

		2,526,847

Professional Services (0.1%)
Equifax, Inc.	372	52,329
IHS Markit Ltd.*	1,244	83,199
Nielsen Holdings plc	1,090	23,163
Robert Half International, Inc.	371	20,650
Verisk Analytics, Inc.	503	79,544

		258,885

Road & Rail (0.8%)
CSX Corp.	2,478	171,651
JB Hunt Transport Services, Inc.	268	29,654
Kansas City Southern	316	42,031
Lyft, Inc., Class A*	21,868	893,089
Norfolk Southern Corp.	810	145,525
Union Pacific Corp.	2,188	354,412

		1,636,362

Trading Companies & Distributors (0.8%)
Fastenal Co.	1,825	59,623
H&E Equipment Services, Inc.	50,950	1,470,417
United Rentals, Inc.*	236	29,415
WW Grainger, Inc.	142	42,195

		1,601,650

Total Industrials		17,336,935

Information Technology (27.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	173	41,333
Cisco Systems, Inc.	13,178	651,125
F5 Networks, Inc.*	189	26,539
Juniper Networks, Inc.	1,058	26,186
Motorola Solutions, Inc.	519	88,443

		833,626

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	918	88,587
CDW Corp.	449	55,335
Corning, Inc.	2,412	68,790
FLIR Systems, Inc.	413	21,720
IPG Photonics Corp.*	105	14,238
Keysight Technologies, Inc.*	578	56,210
nLight, Inc.(x)*	47,210	739,308
TE Connectivity Ltd.	1,043	97,187

		1,141,375

IT Services (8.1%)
Accenture plc, Class A	1,976	380,084
Akamai Technologies, Inc.*	528	48,249
Alliance Data Systems Corp.	126	16,144
Automatic Data Processing, Inc.	1,340	216,303
Broadridge Financial Solutions, Inc.	345	42,928
Cardtronics plc, Class A*	67,840	2,051,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	1,698	$102,330
DXC Technology Co.	785	23,157
Fidelity National Information Services, Inc.	1,910	253,571
Fiserv, Inc.*	1,783	184,701
FleetCor Technologies, Inc.*	264	75,710
Gartner, Inc.*	286	40,895
Global Payments, Inc.	895	142,305
International Business Machines Corp.	2,740	398,451
InterXion Holding NV*	22,350	1,820,631
Jack Henry & Associates, Inc.	239	34,887
Leidos Holdings, Inc.	419	35,984
Mastercard, Inc., Class A	2,770	752,249
Paychex, Inc.	984	81,446
PayPal Holdings, Inc.*	3,654	378,518
Shopify, Inc., Class A*	10,120	3,153,999
Twilio, Inc., Class A*	4,490	493,720
VeriSign, Inc.*	324	61,116
Visa, Inc., Class A	17,165	2,952,552
Western Union Co. (The)	1,261	29,217
Wix.com Ltd.*	17,770	2,074,470

		15,845,099

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	3,369	97,667
Analog Devices, Inc.	1,134	126,702
Applied Materials, Inc.	2,869	143,163
Broadcom, Inc.	1,238	341,775
Intel Corp.	13,735	707,765
KLA Corp.	504	80,363
Lam Research Corp.	446	103,075
Maxim Integrated Products, Inc.	842	48,760
Microchip Technology, Inc.(x)	728	67,638
Micron Technology, Inc.*	3,432	147,061
NVIDIA Corp.	1,896	330,037
Qorvo, Inc.*	379	28,099
QUALCOMM, Inc.	3,758	286,660
Skyworks Solutions, Inc.	530	42,003
Texas Instruments, Inc.	2,891	373,633
Xilinx, Inc.	779	74,706

		2,999,107

Software (14.2%)
Adobe, Inc.*	9,612	2,655,315
ANSYS, Inc.*	264	58,439
Autodesk, Inc.*	672	99,254
Avaya Holdings Corp.*	122	1,248
Cadence Design Systems, Inc.*	852	56,300
Citrix Systems, Inc.	7,274	702,086
Cornerstone OnDemand, Inc.*	37,840	2,074,389
Datadog, Inc., Class A*	14,700	498,477
DocuSign, Inc.*	36,440	2,256,365
Dynatrace, Inc.*	32,170	600,614
FireEye, Inc.*	77,200	1,029,848
ForeScout Technologies, Inc.*	36,620	1,388,630
Fortinet, Inc.*	23,449	1,799,945
Intuit, Inc.	807	214,614
LogMeIn, Inc.	7,310	518,718
Medallia, Inc.(x)*	13,780	377,985
Microsoft Corp.	23,707	3,295,984
New Relic, Inc.*	20,000	1,229,000
Oracle Corp.	6,834	376,075
Qualys, Inc.*	17,029	1,286,882
salesforce.com, Inc.*	10,950	1,625,418
ServiceNow, Inc.*	11,430	2,901,506
Symantec Corp.	1,762	41,636
Synopsys, Inc.*	461	63,272
Varonis Systems, Inc.*	14,840	887,135
Yext, Inc.*	87,541	1,391,027
Zoom Video Communications, Inc., Class A(x)*	3,980	303,276

		27,733,438

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	18,311	4,101,115
Hewlett Packard Enterprise Co.	4,085	61,969
HP, Inc.	4,611	87,240
NetApp, Inc.	719	37,755
Seagate Technology plc	722	38,836
Western Digital Corp.	932	55,585
Xerox Holdings Corp.	544	16,271

		4,398,771

Total Information Technology		52,951,416

Materials (1.9%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	687	152,418
Albemarle Corp.(x)	332	23,081
Celanese Corp.	396	48,427
CF Industries Holdings, Inc.	675	33,210
Corteva, Inc.	2,315	64,820
Dow, Inc.	2,314	110,262
DuPont de Nemours, Inc.	2,315	165,083
Eastman Chemical Co.	441	32,559
Ecolab, Inc.	777	153,877
FMC Corp.	389	34,108
International Flavors & Fragrances, Inc.(x)	331	40,610
Linde plc	1,678	325,062
LyondellBasell Industries NV, Class A	801	71,665
Mosaic Co. (The)	1,091	22,365
PPG Industries, Inc.	745	88,290
Sherwin-Williams Co. (The)	256	140,767

		1,506,604

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	195	53,450
Summit Materials, Inc., Class A*	71,260	1,581,972
Vulcan Materials Co.	401	60,647

		1,696,069

Containers & Packaging (0.1%)
Amcor plc	4,997	48,721
Avery Dennison Corp.	267	30,323
Ball Corp.	1,029	74,921
International Paper Co.	1,232	51,522
Packaging Corp. of America	290	30,769
Sealed Air Corp.	476	19,759
Westrock Co.	786	28,650

		284,665

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,387	41,983
Newmont Goldcorp Corp.	2,577	97,720
Nucor Corp.	964	49,077

		188,780

Total Materials		3,676,118

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Alexandria Real Estate Equities, Inc. (REIT)	347	53,452
American Tower Corp. (REIT)	1,380	305,159
Apartment Investment & Management Co. (REIT), Class A	479	24,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	437	$94,099
Boston Properties, Inc. (REIT)	446	57,828
Crown Castle International Corp. (REIT)	1,296	180,157
Digital Realty Trust, Inc. (REIT)	659	85,545
Duke Realty Corp. (REIT)	1,110	37,707
Equinix, Inc. (REIT)	262	151,122
Equity Residential (REIT)	1,081	93,247
Essex Property Trust, Inc. (REIT)	202	65,983
Extra Space Storage, Inc. (REIT)	412	48,130
Federal Realty Investment Trust (REIT)	209	28,453
HCP, Inc. (REIT)	1,521	54,193
Host Hotels & Resorts, Inc. (REIT)	2,352	40,666
Iron Mountain, Inc. (REIT)	882	28,568
Kimco Realty Corp. (REIT)	1,385	28,919
Macerich Co. (The) (REIT)(x)	357	11,278
Mid-America Apartment Communities, Inc. (REIT)	351	45,634
Outfront Media, Inc. (REIT)	39,210	1,089,254
Prologis, Inc. (REIT)	1,969	167,798
Public Storage (REIT)	472	115,767
Realty Income Corp. (REIT)	1,005	77,063
Regency Centers Corp. (REIT)	516	35,857
SBA Communications Corp. (REIT)	15,177	3,659,934
Simon Property Group, Inc. (REIT)	966	150,358
SL Green Realty Corp. (REIT)	262	21,418
UDR, Inc. (REIT)	898	43,535
Ventas, Inc. (REIT)	1,175	85,810
Vornado Realty Trust (REIT)	492	31,326
Welltower, Inc. (REIT)	1,252	113,494
Weyerhaeuser Co. (REIT)	2,296	63,599

		7,090,328

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	30,494	1,616,487

Total Real Estate		8,706,815

Utilities (1.4%)
Electric Utilities (0.9%)
Alliant Energy Corp.	727	39,207
American Electric Power Co., Inc.	1,545	144,751
Duke Energy Corp.	2,264	217,027
Edison International	1,127	84,998
Entergy Corp.	617	72,411
Evergy, Inc.	718	47,790
Eversource Energy	1,006	85,983
Exelon Corp.	2,983	144,109
FirstEnergy Corp.	1,677	80,882
NextEra Energy, Inc.	1,517	353,446
Pinnacle West Capital Corp.	347	33,683
PPL Corp.	2,220	69,908
Southern Co. (The)	3,265	201,679
Xcel Energy, Inc.	1,627	105,576

		1,681,450

Gas Utilities (0.0%)
Atmos Energy Corp.	373	42,481

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,039	33,317
NRG Energy, Inc.	786	31,126

		64,443

Multi-Utilities (0.5%)
Ameren Corp.	747	59,797
CenterPoint Energy, Inc.	1,524	45,994
CMS Energy Corp.	859	54,933
Consolidated Edison, Inc.	1,041	98,343
Dominion Energy, Inc.	2,552	206,814
DTE Energy Co.	560	74,458
NiSource, Inc.	1,208	36,144
Public Service Enterprise Group, Inc.	1,595	99,018
Sempra Energy	861	127,092
WEC Energy Group, Inc.	971	92,342

		894,935

Water Utilities (0.0%)
American Water Works Co., Inc.	555	68,948

Total Utilities		2,752,257

Total Common Stocks (89.0%) (Cost $139,586,802)		173,772,993

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.0%)
Health Care (0.0%)
Health Care Providers & Services (0.0%)
Aveta, Inc. 10.500%, 3/1/21(h)(r)§	$3,180,000	—

Total Health Care		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc. 7.000%, 4/1/19(h)(r)(x)§	611,000	—

Total Information Technology		—

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co.
LLC 8.500%, 5/1/20(r)	5,264,099	—

Total Utilities		—

Total Corporate Bonds		—

Total Long-Term Debt Securities (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.7%)
JPMorgan Prime Money Market Fund, IM Shares	16,914,344	16,919,418

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $700,047, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $714,000.(xx)	$700,000	700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $600,042, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $612,003.(xx)	$600,000	$600,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $500,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $510,000.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $300,017, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $333,901.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,788,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,844,085.(xx)	2,788,319	2,788,319

Total Repurchase Agreements		4,888,319

Total Short-Term Investments (11.2%) (Cost $21,807,310)		21,807,737

Total Investments in Securities (100.2%) (Cost $161,394,112)		195,580,730
Other Assets Less Liabilities (-0.2%)		(296,083)

Net Assets (100%)		$195,284,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $0 or –% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $6,949,159. This was collateralized by $2,177,689 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $4,888,319 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	362	159,092	—	(18,356)	(96)	20,682	161,322	3,732	—
PNC Financial Services Group, Inc. (The)	1,380	179,925	—	(20,379)	552	33,323	193,421	4,386	—

Total		339,017	—	(38,735)	456	54,005	354,743	8,118	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	141	12/2019	USD	20,998,425	(231,803)

					(231,803)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,824,380	$—	$—	(a)	$13,824,380
Consumer Discretionary	26,108,426	—	—		26,108,426
Consumer Staples	9,727,597	—	—		9,727,597
Energy	3,474,743	—	—		3,474,743
Financials	11,620,706	—	—		11,620,706
Health Care	23,593,600	—	—		23,593,600
Industrials	17,336,935	—	—		17,336,935
Information Technology	52,951,416	—	—		52,951,416
Materials	3,676,118	—	—		3,676,118
Real Estate	8,706,815	—	—		8,706,815
Utilities	2,752,257	—	—		2,752,257
Corporate Bonds
Health Care	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Utilities	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	16,919,418	—	—		16,919,418
Repurchase Agreements	—	4,888,319	—		4,888,319

Total Assets	$190,692,411	$4,888,319	$—		$195,580,730

Liabilities:
Futures	$(231,803)	$—	$—		$(231,803)

Total Liabilities	$(231,803)	$—	$—		$(231,803)

Total	$190,460,608	$4,888,319	$—		$195,348,927

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,762,739
Aggregate gross unrealized depreciation	(9,714,876)

Net unrealized appreciation	$33,047,863

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,301,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	1,411,478	$53,410,327
CenturyLink, Inc.	194,275	2,424,552
Cogent Communications Holdings, Inc.	6,300	347,130
GCI Liberty, Inc., Class A*	21,686	1,346,050
Intelsat SA(x)*	19,000	433,200
Iridium Communications, Inc.*	19,300	410,704
Verizon Communications, Inc.	804,994	48,589,438
Vonage Holdings Corp.*	43,100	487,030
Zayo Group Holdings, Inc.*	45,400	1,539,060

		108,987,491

Entertainment (1.6%)
Activision Blizzard, Inc.	146,800	7,768,656
Cinemark Holdings, Inc.	20,600	795,984
Electronic Arts, Inc.*	59,000	5,771,380
Liberty Media Corp.-Liberty Formula One, Class A*	1,174	46,479
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,694,709
Lions Gate Entertainment Corp., Class B*	10,700	93,518
Live Nation Entertainment, Inc.*	25,200	1,671,768
Madison Square Garden Co. (The), Class A*	3,929	1,035,370
Netflix, Inc.*	82,400	22,051,888
Spotify Technology SA*	23,000	2,622,000
Take-Two Interactive Software, Inc.*	21,800	2,732,412
Viacom, Inc., Class B	69,260	1,664,318
Walt Disney Co. (The)	339,639	44,261,754
World Wrestling Entertainment, Inc., Class A(x)	8,700	619,005
Zynga, Inc., Class A*	165,300	962,046

		93,791,287

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A*	58,225	71,100,876
Alphabet, Inc., Class C*	58,919	71,822,261
Cargurus, Inc.(x)*	14,400	445,680
Facebook, Inc., Class A*	463,400	82,522,272
IAC/InterActiveCorp*	14,850	3,236,855
Match Group, Inc.(x)	10,300	735,832
TripAdvisor, Inc.*	26,605	1,029,081
Twitter, Inc.*	147,100	6,060,520
Yelp, Inc.*	13,200	458,700
Zillow Group, Inc., Class A*	11,000	324,995
Zillow Group, Inc., Class C(x)*	23,524	701,486

		238,438,558

Media (1.5%)
Altice USA, Inc., Class A*	64,100	1,838,388
AMC Networks, Inc., Class A*	10,012	492,190
Cable One, Inc.	900	1,129,230
CBS Corp. (Non-Voting), Class B	69,320	2,798,449
Charter Communications, Inc., Class A*	31,175	12,847,841
Clear Channel Outdoor Holdings, Inc.*	54,200	136,584
Comcast Corp., Class A	879,748	39,659,040
Discovery, Inc., Class A(x)*	37,900	1,009,277
Discovery, Inc., Class C*	79,909	1,967,360
DISH Network Corp., Class A*	45,089	1,536,182
Fox Corp., Class A	72,608	2,289,693
Fox Corp., Class B	32,333	1,019,783
Interpublic Group of Cos., Inc. (The)	77,600	1,673,056
John Wiley & Sons, Inc., Class A	4,000	175,760
Liberty Broadband Corp., Class A*	5,100	533,052
Liberty Broadband Corp., Class C*	24,248	2,538,038
Liberty Latin America Ltd., Class C*	13,800	235,911
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,026,655
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,644,580
Meredith Corp.(x)	2,900	106,314
New York Times Co. (The), Class A	31,600	899,968
News Corp., Class A	93,361	1,299,585
News Corp., Class B	9,000	128,655
Nexstar Media Group, Inc., Class A	9,772	999,773
Omnicom Group, Inc.	42,600	3,335,580
Sinclair Broadcast Group, Inc., Class A	13,300	568,442
Sirius XM Holdings, Inc.	276,240	1,727,881
TEGNA, Inc.	35,200	546,656

		84,163,923

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	6,000	190,620
Sprint Corp.*	109,679	676,719
Telephone & Data Systems, Inc.	28,186	727,199
T-Mobile US, Inc.*	62,100	4,891,617
United States Cellular Corp.*	200	7,516

		6,493,671

Total Communication Services		531,874,930

Consumer Discretionary (10.3%)
Auto Components (0.2%)
Adient plc	3,653	83,873
Aptiv plc	52,800	4,615,776
BorgWarner, Inc.	46,560	1,707,821
Cooper-Standard Holdings, Inc.*	3,600	147,168
Dana, Inc.	31,900	460,636
Dorman Products, Inc.*	4,300	342,022
Fox Factory Holding Corp.*	7,300	454,352
Gentex Corp.	56,600	1,558,481
Gentherm, Inc.*	4,200	172,557
Goodyear Tire & Rubber Co. (The)	56,500	813,882
LCI Industries	1,300	119,405
Lear Corp.	14,500	1,709,550
Visteon Corp.*	7,700	635,558

		12,821,081

Automobiles (0.4%)
Ford Motor Co.	755,536	6,920,710
General Motors Co.	242,300	9,081,404
Harley-Davidson, Inc.	35,950	1,293,121
Tesla, Inc.(x)*	27,400	6,599,838
Thor Industries, Inc.	10,700	606,048

		24,501,121

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	118,826
Genuine Parts Co.	30,900	3,077,331
LKQ Corp.*	59,300	1,864,985
Pool Corp.	7,700	1,553,090

		6,614,232

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	525,642
Bright Horizons Family Solutions, Inc.*	12,000	1,830,000
Chegg, Inc.*	20,100	601,995
frontdoor, Inc.*	15,900	772,263
Graham Holdings Co., Class B	900	597,105
Grand Canyon Education, Inc.*	9,300	913,260
H&R Block, Inc.	39,750	938,895
Houghton Mifflin Harcourt Co.*	7,700	41,041
Laureate Education, Inc., Class A*	16,300	270,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Service Corp. International	42,000	$2,008,020
ServiceMaster Global Holdings, Inc.*	31,800	1,777,620
Sotheby’s*	8,200	467,236
Strategic Education, Inc.	4,200	570,696

		11,313,946

Hotels, Restaurants & Leisure (2.2%)
Aramark	56,900	2,479,702
Bloomin’ Brands, Inc.	18,900	357,777
Boyd Gaming Corp.	11,900	285,005
Caesars Entertainment Corp.*	122,500	1,428,350
Carnival Corp.	76,860	3,359,551
Cheesecake Factory, Inc. (The)(x)	2,400	100,032
Chipotle Mexican Grill, Inc.*	5,200	4,370,444
Choice Hotels International, Inc.	7,400	658,304
Churchill Downs, Inc.	9,600	1,185,168
Cracker Barrel Old Country Store, Inc.(x)	5,800	943,370
Darden Restaurants, Inc.	26,850	3,174,207
Domino’s Pizza, Inc.	8,700	2,127,933
Dunkin’ Brands Group, Inc.	21,300	1,690,368
Eldorado Resorts, Inc.(x)*	13,500	538,245
Extended Stay America, Inc.	36,500	534,360
Hilton Grand Vacations, Inc.*	19,140	612,480
Hilton Worldwide Holdings, Inc.	57,333	5,338,276
Hyatt Hotels Corp., Class A	9,300	685,131
International Game Technology plc(x)	28,400	403,564
Las Vegas Sands Corp.	66,500	3,841,040
Marriott International, Inc., Class A	56,505	7,027,527
Marriott Vacations Worldwide Corp.	8,171	846,597
McDonald’s Corp.	149,921	32,189,538
MGM Resorts International	111,400	3,088,008
Norwegian Cruise Line Holdings Ltd.*	42,200	2,184,694
Penn National Gaming, Inc.*	18,200	338,975
Planet Fitness, Inc., Class A*	18,400	1,064,808
Red Rock Resorts, Inc., Class A	14,700	298,483
Royal Caribbean Cruises Ltd.	33,350	3,612,806
SeaWorld Entertainment, Inc.*	15,100	397,432
Shake Shack, Inc., Class A(x)*	5,700	558,828
Six Flags Entertainment Corp.	16,884	857,538
Starbucks Corp.	231,300	20,451,546
Texas Roadhouse, Inc.	18,200	955,864
Vail Resorts, Inc.	8,300	1,888,748
Wendy’s Co. (The)	47,800	955,044
Wingstop, Inc.	5,700	497,496
Wyndham Destinations, Inc.	21,270	978,845
Wyndham Hotels & Resorts, Inc.	21,270	1,100,510
Wynn Resorts Ltd.	21,200	2,304,864
Yum China Holdings, Inc.	77,640	3,527,185
Yum! Brands, Inc.	60,840	6,901,081

		126,139,724

Household Durables (0.5%)
DR Horton, Inc.	65,800	3,468,318
Garmin Ltd.	26,100	2,210,409
Helen of Troy Ltd.*	6,000	945,960
iRobot Corp.(x)*	5,600	345,352
KB Home	16,700	567,800
Leggett & Platt, Inc.	33,200	1,359,208
Lennar Corp., Class A	58,989	3,294,535
M.D.C. Holdings, Inc.	6,000	258,600
Meritage Homes Corp.*	7,000	492,450
Mohawk Industries, Inc.*	14,800	1,836,236
Newell Brands, Inc.	88,190	1,650,917
NVR, Inc.*	600	2,230,410
PulteGroup, Inc.	60,800	2,222,240
Roku, Inc.*	16,000	1,628,160
Taylor Morrison Home Corp., Class A*	11,800	306,092
Tempur Sealy International, Inc.*	10,100	779,720
Toll Brothers, Inc.	32,900	1,350,545
TopBuild Corp.*	7,011	676,071
TRI Pointe Group, Inc.*	21,800	327,872
Whirlpool Corp.	14,420	2,283,551

		28,234,446

Internet & Direct Marketing Retail (3.0%)
Amazon.com, Inc.*	80,165	139,159,225
Booking Holdings, Inc.*	8,180	16,054,150
eBay, Inc.	153,370	5,978,362
Etsy, Inc.*	24,700	1,395,550
Expedia Group, Inc.	27,887	3,748,292
GrubHub, Inc.(x)*	18,300	1,028,643
Qurate Retail, Inc., Class A*	86,720	894,517
Stitch Fix, Inc., Class A(x)*	14,900	286,825
Wayfair, Inc., Class A(x)*	11,600	1,300,592

		169,846,156

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,177,912
Hasbro, Inc.	22,600	2,682,394
Mattel, Inc.(x)*	79,800	908,922
Polaris, Inc.	12,300	1,082,523
YETI Holdings, Inc.(x)*	11,100	310,800

		6,162,551

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	4,900	323,939
Dollar General Corp.	50,600	8,042,364
Dollar Tree, Inc.*	45,623	5,208,322
Kohl’s Corp.	36,010	1,788,256
Macy’s, Inc.	74,400	1,156,176
Nordstrom, Inc.(x)	24,390	821,211
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	592,264
Target Corp.	97,360	10,408,758

		28,341,290

Specialty Retail (2.3%)
Aaron’s, Inc.	14,600	938,196
Advance Auto Parts, Inc.	14,550	2,406,570
American Eagle Outfitters, Inc.	35,200	570,944
AutoNation, Inc.*	10,800	547,560
AutoZone, Inc.*	4,890	5,303,792
Bed Bath & Beyond, Inc.(x)	26,600	283,024
Best Buy Co., Inc.	47,210	3,257,018
Burlington Stores, Inc.*	14,400	2,877,408
Camping World Holdings, Inc., Class A(x)	300	2,670
CarMax, Inc.*	36,650	3,225,200
Carvana Co.(x)*	6,300	415,800
Dick’s Sporting Goods, Inc.	13,200	538,692
Five Below, Inc.*	10,700	1,349,270
Floor & Decor Holdings, Inc., Class A*	13,000	664,950
Foot Locker, Inc.	24,200	1,044,472
Gap, Inc. (The)	51,790	899,074
Home Depot, Inc. (The)	213,060	49,434,181
L Brands, Inc.	58,690	1,149,737
Lithia Motors, Inc., Class A	4,300	569,234
Lowe’s Cos., Inc.	155,040	17,048,198
Michaels Cos., Inc. (The)(x)*	16,200	158,598
Monro, Inc.	5,300	418,753
Murphy USA, Inc.*	3,855	328,832
O’Reilly Automotive, Inc.*	15,050	5,997,576
Penske Automotive Group, Inc.	4,900	231,672
RH(x)*	3,500	597,905
Ross Stores, Inc.	71,720	7,878,442
Sally Beauty Holdings, Inc.*	8,800	131,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tiffany & Co.	25,500	$2,362,065
TJX Cos., Inc. (The)	237,100	13,215,954
Tractor Supply Co.	27,000	2,441,880
Ulta Beauty, Inc.*	11,800	2,957,670
Urban Outfitters, Inc.*	14,600	410,114
Williams-Sonoma, Inc.(x)	18,000	1,223,640

		130,880,123

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	31,300	1,037,908
Carter’s, Inc.	10,480	955,881
Columbia Sportswear Co.	5,200	503,828
Deckers Outdoor Corp.*	7,200	1,060,992
Hanesbrands, Inc.	80,200	1,228,664
Kontoor Brands, Inc.	9,542	334,924
Lululemon Athletica, Inc.*	23,000	4,428,190
NIKE, Inc., Class B	239,120	22,458,151
PVH Corp.	17,081	1,507,057
Ralph Lauren Corp.	11,370	1,085,494
Skechers U.S.A., Inc., Class A*	30,600	1,142,910
Steven Madden Ltd.	13,803	494,009
Tapestry, Inc.	65,220	1,698,981
Under Armour, Inc., Class A*	44,900	895,306
Under Armour, Inc., Class C*	45,218	819,802
VF Corp.	60,000	5,339,400
Wolverine World Wide, Inc.	8,600	243,036

		45,234,533

Total Consumer Discretionary		590,089,203

Consumer Staples (6.7%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,600	582,528
Brown-Forman Corp., Class A	13,400	800,650
Brown-Forman Corp., Class B	33,475	2,101,561
Coca-Cola Co. (The)	741,140	40,347,662
Constellation Brands, Inc., Class A	31,700	6,570,776
Keurig Dr Pepper, Inc.(x)	37,710	1,030,237
Molson Coors Brewing Co., Class B	40,350	2,320,125
Monster Beverage Corp.*	81,700	4,743,502
PepsiCo, Inc.	273,590	37,509,189

		96,006,230

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club Holdings, Inc.*	25,200	651,924
Casey’s General Stores, Inc.	7,100	1,144,236
Costco Wholesale Corp.	86,050	24,791,865
Grocery Outlet Holding Corp.*	3,699	128,281
Kroger Co. (The)	160,120	4,127,894
Performance Food Group Co.*	18,500	851,185
Sprouts Farmers Market, Inc.*	17,200	332,648
Sysco Corp.	93,250	7,404,050
US Foods Holding Corp.*	43,800	1,800,180
Walgreens Boots Alliance, Inc.	150,680	8,334,111
Walmart, Inc.	274,320	32,556,298

		82,122,672

Food Products (1.2%)
Archer-Daniels-Midland Co.	115,160	4,729,621
Bunge Ltd.	28,780	1,629,524
Campbell Soup Co.	41,300	1,937,796
Conagra Brands, Inc.	95,092	2,917,423
Darling Ingredients, Inc.*	28,800	550,944
Flowers Foods, Inc.	47,400	1,096,362
General Mills, Inc.	117,900	6,498,648
Hershey Co. (The)	27,550	4,269,974
Hormel Foods Corp.	54,400	2,378,912
Ingredion, Inc.	17,300	1,414,102
J&J Snack Foods Corp.	2,200	422,400
JM Smucker Co. (The)	21,927	2,412,408
Kellogg Co.	53,100	3,416,985
Kraft Heinz Co. (The)	122,236	3,414,663
Lamb Weston Holdings, Inc.	34,350	2,497,932
Lancaster Colony Corp.	3,200	443,680
McCormick & Co., Inc. (Non-Voting)	25,650	4,009,095
Mondelez International, Inc., Class A	281,110	15,551,005
Post Holdings, Inc.*	14,800	1,566,432
Sanderson Farms, Inc.	4,100	620,453
TreeHouse Foods, Inc.*	11,500	637,675
Tyson Foods, Inc., Class A	56,100	4,832,454

		67,248,488

Household Products (1.6%)
Church & Dwight Co., Inc.	50,900	3,829,716
Clorox Co. (The)	26,850	4,077,710
Colgate-Palmolive Co.	162,920	11,976,249
Energizer Holdings, Inc.(x)	16,450	716,891
Kimberly-Clark Corp	66,200	9,403,710
Procter & Gamble Co. (The)	477,845	59,434,361
Spectrum Brands Holdings, Inc.	1,365	71,973
WD-40 Co.	2,700	495,558

		90,006,168

Personal Products (0.2%)
Coty, Inc., Class A	62,071	652,366
Estee Lauder Cos., Inc. (The), Class A	43,700	8,694,115
Herbalife Nutrition Ltd.*	23,700	897,282
Nu Skin Enterprises, Inc., Class A	9,700	412,541

		10,656,304

Tobacco (0.6%)
Altria Group, Inc.	363,890	14,883,101
Philip Morris International, Inc.	305,930	23,229,265

		38,112,366

Total Consumer Staples		384,152,228

Energy (4.1%)
Energy Equipment & Services (0.3%)
Apergy Corp.*	11,295	305,530
Archrock, Inc.	16,900	168,493
Baker Hughes a GE Co.	121,884	2,827,709
C&J Energy Services, Inc.*	12,400	133,052
Cactus, Inc., Class A*	10,400	300,976
Covia Holdings Corp.(x)*	1,579	3,190
Dril-Quip, Inc.*	5,800	291,044
Exterran Corp.*	7,850	102,521
Forum Energy Technologies, Inc.*	4,000	6,200
Frank’s International NV*	30,100	142,975
Halliburton Co.	184,430	3,476,505
Helmerich & Payne, Inc.	22,200	889,554
Keane Group, Inc.(x)*	1,900	11,514
KLX Energy Services Holdings, Inc.*	3,092	26,730
McDermott International, Inc.*	36,600	73,932
Nabors Industries Ltd.	60,500	113,135
National Oilwell Varco, Inc.	85,380	1,810,056
Noble Corp. plc*	55,400	70,358
Oceaneering International, Inc.*	20,400	276,420
Oil States International, Inc.*	14,600	194,180
Patterson-UTI Energy, Inc.	3,000	25,650
ProPetro Holding Corp.*	12,700	115,443
RPC, Inc.(x)	16,700	93,687
Schlumberger Ltd.	267,655	9,145,771
SEACOR Marine Holdings, Inc.*	8	101
Transocean Ltd.*	90,838	406,046
US Silica Holdings, Inc.(x)	14,900	142,444

		21,153,216

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.(x)	62,800	464,720
Antero Resources Corp.*	51,000	154,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Apache Corp.	81,080	$2,075,648
Cabot Oil & Gas Corp.	88,500	1,554,945
California Resources Corp.(x)*	9,724	99,185
Callon Petroleum Co.(x)*	29,100	126,294
Carrizo Oil & Gas, Inc.*	16,100	138,218
Centennial Resource Development, Inc., Class A*	70,100	316,501
Cheniere Energy, Inc.*	46,900	2,957,514
Chevron Corp.	369,600	43,834,560
Cimarex Energy Co.	20,260	971,264
CNX Resources Corp.*	24,800	180,048
Concho Resources, Inc.	41,532	2,820,023
ConocoPhillips	214,776	12,237,936
Continental Resources, Inc.*	20,200	621,958
CVR Energy, Inc.	11,700	515,151
Delek US Holdings, Inc.	17,124	621,601
Denbury Resources, Inc.(x)*	93,100	110,789
Devon Energy Corp.	93,630	2,252,738
Diamondback Energy, Inc.	34,841	3,132,554
EOG Resources, Inc.	117,500	8,720,850
EQT Corp.	54,127	575,911
Equitrans Midstream Corp.	43,301	630,030
Exxon Mobil Corp.#	818,465	57,791,814
Golar LNG Ltd.	11,600	150,684
Green Plains, Inc.(x)	600	6,357
Gulfport Energy Corp.(x)*	29,500	79,945
Hess Corp.	51,520	3,115,930
HollyFrontier Corp.	37,332	2,002,488
Jagged Peak Energy, Inc.(x)*	23,900	173,514
Kinder Morgan, Inc.	376,971	7,769,372
Kosmos Energy Ltd.	38,600	240,864
Magnolia Oil & Gas Corp., Class A(x)*	28,400	315,240
Marathon Oil Corp.	176,590	2,166,759
Marathon Petroleum Corp.	134,333	8,160,730
Matador Resources Co.*	18,100	299,193
Murphy Oil Corp.(x)	37,020	818,512
Noble Energy, Inc.	110,554	2,483,043
Oasis Petroleum, Inc.*	42,800	148,088
Occidental Petroleum Corp.	172,988	7,692,776
ONEOK, Inc.	83,513	6,154,073
Parsley Energy, Inc., Class A	49,800	836,640
PBF Energy, Inc., Class A	22,900	622,651
PDC Energy, Inc.*	13,100	363,525
Peabody Energy Corp.	14,200	209,024
Phillips 66	88,588	9,071,411
Pioneer Natural Resources Co.	34,450	4,332,777
Ship Finance International Ltd.	24,000	336,960
SM Energy Co.	15,700	152,133
Southwestern Energy Co.(x)*	114,550	221,082
SRC Energy, Inc.*	50,500	235,330
Targa Resources Corp.	46,300	1,859,871
Teekay Corp.	2,200	8,800
Tellurian, Inc.(x)*	20,700	172,121
Unit Corp.*	900	3,042
Valero Energy Corp.	81,330	6,932,569
Whiting Petroleum Corp.(x)*	18,950	152,169
Williams Cos., Inc. (The)	235,679	5,670,437
World Fuel Services Corp.	13,100	523,214
WPX Energy, Inc.*	86,833	919,561

		217,305,157

Total Energy		238,458,373

Financials (13.4%)
Banks (5.5%)
1st Source Corp.	200	9,146
Amerant Bancorp, Inc.(x)*	500	10,485
Ameris Bancorp	12,600	507,024
Associated Banc-Corp.	35,306	714,946
Atlantic Union Bankshares Corp.	13,400	499,083
BancFirst Corp.	1,300	72,046
BancorpSouth Bank	17,650	522,616
Bank of America Corp.	1,628,092	47,491,444
Bank of Hawaii Corp.	12,700	1,091,311
Bank of NT Butterfield & Son Ltd. (The)	6,800	201,552
Bank OZK	25,100	684,477
BankUnited, Inc.	26,500	890,930
Banner Corp.	5,100	286,467
BB&T Corp.	148,679	7,934,998
Berkshire Hills Bancorp, Inc.	5,200	152,308
BOK Financial Corp.	6,050	478,857
Boston Private Financial Holdings, Inc.	7,700	89,743
Brookline Bancorp, Inc.	25,900	381,507
Cadence Bancorp	23,800	417,452
Cathay General Bancorp	21,630	751,318
CenterState Bank Corp.	16,900	405,347
CIT Group, Inc.	20,000	906,200
Citigroup, Inc.	436,584	30,159,223
Citizens Financial Group, Inc.	86,300	3,052,431
City Holding Co.	5,730	436,913
Columbia Banking System, Inc.	14,000	516,600
Comerica, Inc.	32,000	2,111,680
Commerce Bancshares, Inc.	20,523	1,244,720
Community Bank System, Inc.	8,900	549,041
Cullen/Frost Bankers, Inc.	12,200	1,080,310
CVB Financial Corp.	25,800	538,446
Eagle Bancorp, Inc.	300	13,386
East West Bancorp, Inc.	31,600	1,399,564
Enterprise Financial Services Corp.	1,100	44,825
FB Financial Corp.	900	33,795
Fifth Third Bancorp	143,045	3,916,572
First Bancorp (Nasdaq Stock Exchange)	1,000	35,900
First Bancorp (Quotrix Stock Exchange)	42,400	423,152
First Busey Corp.	6,833	172,738
First Citizens BancShares, Inc., Class A	2,200	1,037,410
First Commonwealth Financial Corp.	15,700	208,496
First Financial Bancorp	16,700	408,733
First Financial Bankshares, Inc.	37,600	1,253,208
First Financial Corp.	9,200	399,924
First Hawaiian, Inc.	21,800	582,060
First Horizon National Corp.	72,610	1,176,282
First Interstate BancSystem, Inc., Class A	6,300	253,512
First Merchants Corp.	8,300	312,371
First Midwest Bancorp, Inc.	16,800	327,264
First Republic Bank	34,500	3,336,150
FNB Corp.	68,356	788,145
Fulton Financial Corp.	42,300	684,414
Glacier Bancorp, Inc.	20,100	813,246
Great Southern Bancorp, Inc.	100	5,695
Great Western Bancorp, Inc.	10,100	333,300
Hancock Whitney Corp.	24,124	923,829
Heartland Financial USA, Inc.	2,100	93,954
Heritage Financial Corp.	1,200	32,352
Hilltop Holdings, Inc.	13,200	315,348
Home BancShares, Inc.	34,000	639,030
Hope Bancorp, Inc.	22,283	319,538
Huntington Bancshares, Inc.	220,191	3,142,126
IBERIABANK Corp.	11,200	846,048
Independent Bank Corp./MA	5,400	403,110
Independent Bank Group, Inc.	3,800	199,918
International Bancshares Corp.	9,800	378,476
Investors Bancorp, Inc.	56,965	647,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	614,625	$72,335,216
KeyCorp	201,402	3,593,012
LegacyTexas Financial Group, Inc.	7,600	330,828
M&T Bank Corp.	28,057	4,432,164
National Bank Holdings Corp., Class A	1,000	34,190
NBT Bancorp, Inc.	11,900	435,421
OFG Bancorp	3,200	70,080
Old National Bancorp	23,600	406,038
Opus Bank	100	2,177
Pacific Premier Bancorp, Inc.	9,600	299,424
PacWest Bancorp	26,596	966,499
Park National Corp.	900	85,329
People’s United Financial, Inc.	74,200	1,160,117
Pinnacle Financial Partners, Inc.	16,056	911,178
PNC Financial Services Group, Inc. (The)	88,018	12,336,603
Popular, Inc.	24,050	1,300,624
Prosperity Bancshares, Inc.	15,900	1,123,017
Regions Financial Corp.	207,100	3,276,322
Renasant Corp.	7,600	266,076
S&T Bancorp, Inc.	9,700	354,341
Sandy Spring Bancorp, Inc.	2,400	80,904
Seacoast Banking Corp. of Florida*	8,200	207,542
ServisFirst Bancshares, Inc.	6,600	218,790
Signature Bank	12,100	1,442,562
Simmons First National Corp., Class A	13,600	338,640
South State Corp.	5,900	444,270
Southside Bancshares, Inc.	1,000	34,110
Sterling Bancorp	46,737	937,544
SunTrust Banks, Inc.	89,950	6,188,560
SVB Financial Group*	11,200	2,340,240
Synovus Financial Corp.	35,013	1,252,065
TCF Financial Corp.	32,514	1,237,808
Texas Capital Bancshares, Inc.*	12,000	655,800
Tompkins Financial Corp.	5,339	433,153
Towne Bank	14,979	416,491
Triumph Bancorp, Inc.*	1,600	51,024
Trustmark Corp.	8,750	298,463
UMB Financial Corp.	10,600	684,548
Umpqua Holdings Corp.	44,690	735,597
United Bankshares, Inc.	20,400	772,548
United Community Banks, Inc.	12,500	354,375
US Bancorp	282,290	15,621,929
Valley National Bancorp	71,829	780,781
Veritex Holdings, Inc.	2,400	58,236
Webster Financial Corp.	18,400	862,408
Wells Fargo & Co.	767,519	38,713,658
WesBanco, Inc.	8,800	328,856
Westamerica Bancorp	5,000	310,900
Western Alliance Bancorp	20,800	958,464
Wintrust Financial Corp.	11,500	743,245
Zions Bancorp NA	40,900	1,820,868

		313,132,649

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	13,740	1,145,229
Ameriprise Financial, Inc.	26,060	3,833,426
Ares Management Corp.	12,900	345,849
Artisan Partners Asset Management, Inc., Class A	10,600	299,344
Associated Capital Group, Inc., Class A(x)	6,900	245,571
Bank of New York Mellon Corp. (The)	166,250	7,516,162
BGC Partners, Inc., Class A	50,700	278,850
BlackRock, Inc.	22,910	10,209,612
Blucora, Inc.*	2,400	51,936
Brightsphere Investment Group, Inc.	9,800	97,118
Cboe Global Markets, Inc.	22,800	2,619,948
Charles Schwab Corp. (The)	226,334	9,467,551
CME Group, Inc.	68,865	14,553,929
Cohen & Steers, Inc.	7,800	428,454
E*TRADE Financial Corp.	49,010	2,141,247
Eaton Vance Corp.	24,640	1,107,075
Evercore, Inc., Class A	8,900	712,890
FactSet Research Systems, Inc.	7,800	1,895,166
Federated Investors, Inc., Class B	23,300	755,153
Focus Financial Partners, Inc., Class A*	4,800	114,240
Franklin Resources, Inc.	54,890	1,584,125
GAMCO Investors, Inc., Class A	6,300	123,165
Goldman Sachs Group, Inc. (The)	64,300	13,324,889
Hamilton Lane, Inc., Class A	4,700	267,712
Houlihan Lokey, Inc.	6,600	297,660
Interactive Brokers Group, Inc., Class A	14,040	755,071
Intercontinental Exchange, Inc.	108,590	10,019,599
INTL. FCStone, Inc.*	100	4,106
Invesco Ltd.	96,600	1,636,404
Janus Henderson Group plc	31,900	716,474
Lazard Ltd., Class A	25,200	882,000
Legg Mason, Inc.	19,050	727,520
LPL Financial Holdings, Inc.	16,700	1,367,730
MarketAxess Holdings, Inc.	7,160	2,344,900
Moelis & Co., Class A	8,600	282,510
Moody’s Corp.	33,450	6,851,564
Morgan Stanley	236,173	10,077,502
Morningstar, Inc.	3,200	467,648
MSCI, Inc.	16,034	3,491,404
Nasdaq, Inc.	24,000	2,384,400
Northern Trust Corp.	38,850	3,625,482
Piper Jaffray Cos.	3,600	271,728
PJT Partners, Inc., Class A	1,900	77,330
Raymond James Financial, Inc.	24,000	1,979,040
S&P Global, Inc.	49,330	12,084,863
Sculptor Capital Management, Inc.	2,100	40,908
SEI Investments Co.	25,150	1,490,263
State Street Corp.	77,750	4,602,023
Stifel Financial Corp.	15,339	880,152
T. Rowe Price Group, Inc.	46,880	5,356,040
TD Ameritrade Holding Corp.	52,636	2,458,101
Virtu Financial, Inc., Class A(x)	19,200	314,112
Virtus Investment Partners, Inc.	700	77,399
Waddell & Reed Financial, Inc., Class A(x)	15,320	263,198
WisdomTree Investments, Inc.	18,800	98,230

		149,044,002

Consumer Finance (0.7%)
Ally Financial, Inc.	80,500	2,669,380
American Express Co.	133,656	15,808,832
Capital One Financial Corp.	92,570	8,422,019
Credit Acceptance Corp.*	1,900	876,489
Discover Financial Services	65,570	5,317,071
Encore Capital Group, Inc.(x)*	2,300	76,648
Enova International, Inc.*	2,300	47,725
FirstCash, Inc.	10,972	1,005,803
Green Dot Corp., Class A*	9,900	249,975
LendingClub Corp.*	13,780	180,242
Navient Corp.	40,984	524,595
Nelnet, Inc., Class A	4,500	286,200
OneMain Holdings, Inc.	11,300	414,484
PRA Group, Inc.*	5,700	192,603
Santander Consumer USA Holdings, Inc.	21,800	556,118
SLM Corp.	117,584	1,037,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	134,400	$4,581,696

		42,247,559

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	379,285	78,898,866
Cannae Holdings, Inc.*	10,560	290,083
FGL Holdings	26,100	208,278
Jefferies Financial Group, Inc.	49,888	917,939
Voya Financial, Inc.	32,700	1,780,188

		82,095,354

Insurance (2.8%)
Aflac, Inc.	148,100	7,748,592
Alleghany Corp.*	3,054	2,436,359
Allstate Corp. (The)	65,040	7,068,547
Ambac Financial Group, Inc.*	3,600	70,380
American Equity Investment Life Holding Co.	17,400	421,080
American Financial Group, Inc.	16,830	1,815,116
American International Group, Inc.	169,236	9,426,445
American National Insurance Co.	3,100	383,563
AMERISAFE, Inc.	2,400	158,664
Aon plc	47,278	9,151,602
Arch Capital Group Ltd.*	76,000	3,190,480
Argo Group International Holdings Ltd.	4,375	307,300
Arthur J Gallagher & Co.	39,500	3,538,015
Assurant, Inc.	12,900	1,623,078
Assured Guaranty Ltd.	21,700	964,782
Athene Holding Ltd., Class A*	32,754	1,377,633
Axis Capital Holdings Ltd.	17,270	1,152,254
Brighthouse Financial, Inc.*	24,732	1,000,904
Brown & Brown, Inc.	51,200	1,846,272
Chubb Ltd.	88,544	14,294,543
Cincinnati Financial Corp.	29,720	3,467,432
CNA Financial Corp.	6,900	339,825
CNO Financial Group, Inc.	26,600	421,078
eHealth, Inc.*	4,200	280,518
Employers Holdings, Inc.	3,900	169,962
Enstar Group Ltd.*	1,900	360,848
Erie Indemnity Co., Class A	5,900	1,095,335
Everest Re Group Ltd.	7,900	2,102,111
FBL Financial Group, Inc., Class A	1,900	113,069
Fidelity National Financial, Inc.	52,889	2,348,801
First American Financial Corp.	26,400	1,557,864
Genworth Financial, Inc., Class A*	84,200	370,480
Globe Life, Inc.	21,405	2,049,743
Goosehead Insurance, Inc., Class A	1,900	93,765
Hanover Insurance Group, Inc. (The)	10,690	1,448,923
Hartford Financial Services Group, Inc. (The)	73,710	4,467,563
Horace Mann Educators Corp.	4,800	222,384
James River Group Holdings Ltd.	1,700	87,108
Kemper Corp.	13,682	1,066,512
Kinsale Capital Group, Inc.	900	92,979
Lincoln National Corp.	39,350	2,373,592
Loews Corp.	55,792	2,872,172
Markel Corp.*	2,960	3,498,424
Marsh & McLennan Cos., Inc.	102,050	10,210,103
MBIA, Inc.*	7,600	70,148
Mercury General Corp.	6,700	374,396
MetLife, Inc.	156,960	7,402,234
National General Holdings Corp.	12,700	292,354
Old Republic International Corp.	71,894	1,694,542
Primerica, Inc.	9,800	1,246,854
Principal Financial Group, Inc.	54,300	3,102,702
ProAssurance Corp.	8,400	338,268
Progressive Corp. (The)	114,100	8,814,225
Prudential Financial, Inc.	79,231	7,126,828
Reinsurance Group of America, Inc.	12,610	2,016,087
RenaissanceRe Holdings Ltd.	9,760	1,888,072
RLI Corp.	8,880	825,041
Safety Insurance Group, Inc.	500	50,665
Selective Insurance Group, Inc.	13,700	1,030,103
State Auto Financial Corp.	200	6,478
Stewart Information Services Corp.	1,200	46,548
Third Point Reinsurance Ltd.*	17,800	177,822
Travelers Cos., Inc. (The)	51,070	7,593,598
Trupanion, Inc.(x)*	2,300	58,466
United Fire Group, Inc.	700	32,886
Universal Insurance Holdings, Inc.	1,900	56,981
Unum Group	50,300	1,494,916
White Mountains Insurance Group Ltd.	600	648,000
Willis Towers Watson plc	25,500	4,920,735
WR Berkley Corp.	30,300	2,188,569

		162,583,718

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	103,900	1,671,751
Annaly Capital Management, Inc. (REIT)	277,153	2,438,946
Apollo Commercial Real Estate Finance, Inc. (REIT)	29,500	565,515
ARMOUR Residential REIT, Inc. (REIT)	100	1,675
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	752,850
Capstead Mortgage Corp. (REIT)	5,500	40,425
Chimera Investment Corp. (REIT)	44,040	861,422
Colony Credit Real Estate, Inc. (REIT)	7,900	114,234
Granite Point Mortgage Trust, Inc. (REIT)(x)	3,700	69,338
Invesco Mortgage Capital, Inc. (REIT)	22,000	336,820
KKR Real Estate Finance Trust, Inc. (REIT)(x)	2,100	41,013
Ladder Capital Corp. (REIT)	14,795	255,510
MFA Financial, Inc. (REIT)	120,050	883,568
New Residential Investment Corp. (REIT)	66,550	1,043,504
PennyMac Mortgage Investment Trust (REIT)	8,300	184,509
Redwood Trust, Inc. (REIT)	11,400	187,074
Starwood Property Trust, Inc. (REIT)	57,200	1,385,384
TPG RE Finance Trust, Inc. (REIT)	2,700	53,568
Two Harbors Investment Corp. (REIT)	59,620	782,811

		11,669,917

Thrifts & Mortgage Finance (0.2%)
Axos Financial, Inc.*	7,300	201,845
Capitol Federal Financial, Inc.	22,586	311,235
Columbia Financial, Inc.*	11,300	178,427
Dime Community Bancshares, Inc.	20,900	447,469
Essent Group Ltd.	17,600	838,992
Flagstar Bancorp, Inc.	2,100	78,435
HomeStreet, Inc.*	2,000	54,640
Kearny Financial Corp.	32,132	419,001
LendingTree, Inc.*	1,400	434,602
Meta Financial Group, Inc.	2,500	81,525
MGIC Investment Corp.	75,800	953,564
Mr Cooper Group, Inc.(x)*	10,400	110,448
New York Community Bancorp, Inc.	108,550	1,362,303
NMI Holdings, Inc., Class A*	4,000	105,040
Northfield Bancorp, Inc.	200	3,212
Northwest Bancshares, Inc.	16,800	275,352
OceanFirst Financial Corp.	5,300	125,080
Oritani Financial Corp.	2,000	35,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Financial Services, Inc.*	2,400	$72,912
Provident Financial Services, Inc.	4,000	98,120
Radian Group, Inc.	50,400	1,151,136
TFS Financial Corp.(x)	15,800	284,716
TrustCo Bank Corp.	6,300	51,345
Walker & Dunlop, Inc.	4,300	240,499
Washington Federal, Inc.	23,100	854,469
WSFS Financial Corp.	8,590	378,819

		9,148,576

Total Financials		769,921,775

Health Care (13.4%)
Biotechnology (2.4%)
AbbVie, Inc.	288,804	21,868,239
ACADIA Pharmaceuticals, Inc.*	22,300	802,577
Acceleron Pharma, Inc.*	6,700	264,717
Achillion Pharmaceuticals, Inc.*	23,600	84,960
Acorda Therapeutics, Inc.*	9,800	28,126
Agios Pharmaceuticals, Inc.(x)*	8,400	272,160
Aimmune Therapeutics, Inc.(x)*	12,800	268,032
Akcea Therapeutics, Inc.(x)*	9,500	146,205
Akebia Therapeutics, Inc.*	11,491	45,045
Alder Biopharmaceuticals, Inc.(x)*	16,600	313,076
Alector, Inc.*	1,300	18,746
Alexion Pharmaceuticals, Inc.*	44,153	4,324,345
Alkermes plc*	37,600	733,576
Allakos, Inc.*	3,800	298,794
Allogene Therapeutics, Inc.(x)*	10,400	283,452
Alnylam Pharmaceuticals, Inc.*	17,900	1,439,518
AMAG Pharmaceuticals, Inc.(x)*	16,000	184,800
Amgen, Inc.	115,939	22,435,356
Amicus Therapeutics, Inc.*	28,800	230,976
AnaptysBio, Inc.*	6,600	230,934
Apellis Pharmaceuticals, Inc.*	8,700	209,583
Arena Pharmaceuticals, Inc.*	11,400	521,778
ArQule, Inc.*	43,500	311,895
Arrowhead Pharmaceuticals, Inc.(x)*	18,200	512,876
Atara Biotherapeutics, Inc.*	5,800	81,896
Athenex, Inc.(x)*	6,400	77,856
Audentes Therapeutics, Inc.*	5,300	148,877
Biogen, Inc.*	35,560	8,279,079
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	225,288
BioMarin Pharmaceutical, Inc.*	39,500	2,662,300
Bluebird Bio, Inc.(x)*	9,900	909,018
Blueprint Medicines Corp.*	9,100	668,577
CareDx, Inc.*	6,500	146,965
Celgene Corp.*	138,238	13,727,033
Clovis Oncology, Inc.(x)*	9,800	38,514
Coherus Biosciences, Inc.(x)*	9,000	182,340
Cortexyme, Inc.(x)*	900	22,437
Cyclerion Therapeutics, Inc.*	2,220	26,906
Deciphera Pharmaceuticals, Inc.*	3,900	132,366
Denali Therapeutics, Inc.(x)*	14,300	219,076
Dicerna Pharmaceuticals, Inc.*	4,600	66,056
Eagle Pharmaceuticals, Inc.*	1,800	101,826
Editas Medicine, Inc.(x)*	11,500	261,510
Emergent BioSolutions, Inc.*	5,600	292,768
Enanta Pharmaceuticals, Inc.*	4,500	270,360
Epizyme, Inc.*	11,100	114,496
Esperion Therapeutics, Inc.*	5,300	194,298
Exact Sciences Corp.*	23,800	2,150,806
Exelixis, Inc.*	63,800	1,128,303
Fate Therapeutics, Inc.*	7,800	121,134
FibroGen, Inc.*	14,700	543,606
Five Prime Therapeutics, Inc.*	5,900	22,863
G1 Therapeutics, Inc.*	7,200	164,016
Gilead Sciences, Inc.	252,491	16,002,880
Global Blood Therapeutics, Inc.*	9,000	436,680
Gossamer Bio, Inc.*	1,800	30,222
Halozyme Therapeutics, Inc.*	25,700	398,607
Heron Therapeutics, Inc.(x)*	14,700	271,950
ImmunoGen, Inc.*	32,100	77,682
Immunomedics, Inc.*	33,600	445,536
Incyte Corp.*	37,700	2,798,471
Insmed, Inc.*	16,100	284,004
Intellia Therapeutics, Inc.(x)*	5,900	78,765
Intercept Pharmaceuticals, Inc.*	3,200	212,352
Intrexon Corp.(x)*	54,300	310,596
Ionis Pharmaceuticals, Inc.*	24,800	1,485,768
Iovance Biotherapeutics, Inc.*	14,600	265,720
Ironwood Pharmaceuticals, Inc.*	22,200	190,587
Karyopharm Therapeutics, Inc.(x)*	8,700	83,694
Lexicon Pharmaceuticals, Inc.(x)*	15,300	46,053
Ligand Pharmaceuticals, Inc.(x)*	3,500	348,390
Madrigal Pharmaceuticals, Inc.(x)*	3,500	301,770
Medicines Co. (The)(x)*	11,200	560,000
Mirati Therapeutics, Inc.(x)*	4,800	373,968
Moderna, Inc.(x)*	39,400	627,248
Momenta Pharmaceuticals, Inc.*	20,900	270,864
Myriad Genetics, Inc.*	11,500	329,245
Natera, Inc.*	7,600	249,280
Neurocrine Biosciences, Inc.*	18,900	1,703,079
OPKO Health, Inc.(x)*	131,725	275,305
PDL BioPharma, Inc.(x)*	58,500	126,360
Portola Pharmaceuticals, Inc.(x)*	11,200	300,384
Prothena Corp. plc*	3,600	28,224
PTC Therapeutics, Inc.*	11,100	375,402
Puma Biotechnology, Inc.(x)*	7,600	81,814
Ra Pharmaceuticals, Inc.*	4,500	106,425
Radius Health, Inc.*	9,800	252,350
Regeneron Pharmaceuticals, Inc.*	16,200	4,493,880
REGENXBIO, Inc.*	7,100	252,760
Repligen Corp.*	7,500	575,175
Retrophin, Inc.*	4,300	49,837
Rubius Therapeutics, Inc.(x)*	2,900	22,765
Sage Therapeutics, Inc.(x)*	8,600	1,206,494
Sangamo Therapeutics, Inc.*	18,800	170,140
Sarepta Therapeutics, Inc.*	12,700	956,564
Seattle Genetics, Inc.*	23,100	1,972,740
Seres Therapeutics, Inc.*	600	2,406
Solid Biosciences, Inc.(x)*	7,000	72,380
Spark Therapeutics, Inc.*	4,800	465,504
Spectrum Pharmaceuticals, Inc.*	27,100	224,795
Turning Point Therapeutics, Inc.(x)*	2,100	78,960
Ultragenyx Pharmaceutical, Inc.*	8,700	372,186
United Therapeutics Corp.*	10,000	797,500
Veracyte, Inc.*	7,600	182,400
Vertex Pharmaceuticals, Inc.*	50,100	8,487,942
Xencor, Inc.(x)*	7,100	239,483
ZIOPHARM Oncology, Inc.(x)*	37,668	161,219

		139,325,141

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	336,012	28,114,124
ABIOMED, Inc.*	8,500	1,512,065
Align Technology, Inc.*	16,900	3,057,548
AtriCure, Inc.*	1,800	44,892
Atrion Corp.	200	155,834
Avanos Medical, Inc.*	7,975	298,743
Axogen, Inc.*	3,700	46,176
Axonics Modulation Technologies, Inc.(x)*	2,100	56,532
Baxter International, Inc.	94,180	8,237,924
Becton Dickinson and Co.	52,713	13,334,280
Boston Scientific Corp.*	272,600	11,092,094
Cantel Medical Corp.	8,150	609,620
Cardiovascular Systems, Inc.*	2,500	118,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CONMED Corp.	5,200	$499,980
Cooper Cos., Inc. (The)	9,900	2,940,300
CryoLife, Inc.*	2,000	54,300
Danaher Corp.	123,260	17,802,442
Dentsply Sirona, Inc.	48,980	2,611,124
DexCom, Inc.*	17,500	2,611,700
Edwards Lifesciences Corp.*	40,500	8,906,355
Glaukos Corp.*	7,200	450,072
Globus Medical, Inc., Class A*	14,100	720,792
Haemonetics Corp.*	12,100	1,526,294
Hill-Rom Holdings, Inc.	14,830	1,560,561
Hologic, Inc.*	52,800	2,665,872
ICU Medical, Inc.*	3,200	510,720
IDEXX Laboratories, Inc.*	17,700	4,813,161
Inogen, Inc.*	3,600	172,476
Insulet Corp.*	13,900	2,292,527
Integer Holdings Corp.*	8,600	649,816
Integra LifeSciences Holdings Corp.*	14,600	877,022
Intuitive Surgical, Inc.*	22,900	12,364,397
iRhythm Technologies, Inc.*	3,000	222,330
Lantheus Holdings, Inc.*	4,200	105,273
LivaNova plc*	10,700	789,553
Masimo Corp.*	9,200	1,368,868
Medtronic plc	260,985	28,348,191
Meridian Bioscience, Inc.	16,100	152,789
Merit Medical Systems, Inc.*	10,800	328,968
Natus Medical, Inc.*	6,700	213,328
Neogen Corp.*	13,200	899,052
Nevro Corp.*	5,600	481,432
Novocure Ltd.*	14,700	1,099,266
NuVasive, Inc.*	12,950	820,771
OraSure Technologies, Inc.*	6,200	46,314
Orthofix Medical, Inc.*	1,100	58,322
Penumbra, Inc.(x)*	6,300	847,287
Quidel Corp.*	5,100	312,885
ResMed, Inc.	29,700	4,012,767
Shockwave Medical, Inc.(x)*	4,100	122,713
Silk Road Medical, Inc.(x)*	2,600	84,578
STAAR Surgical Co.(x)*	8,000	206,240
STERIS plc	18,500	2,673,065
Stryker Corp.	67,570	14,615,391
Tactile Systems Technology, Inc.*	1,600	67,712
Tandem Diabetes Care, Inc.*	10,300	607,494
Teleflex, Inc.	9,200	3,125,700
Varex Imaging Corp.*	8,924	254,691
Varian Medical Systems, Inc.*	18,410	2,192,447
West Pharmaceutical Services, Inc.	16,900	2,396,758
Wright Medical Group NV*	21,955	452,932
Zimmer Biomet Holdings, Inc.	40,500	5,559,435

		203,175,095

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.(x)*	14,500	450,660
Amedisys, Inc.*	5,800	759,858
AmerisourceBergen Corp.	31,700	2,609,861
AMN Healthcare Services, Inc.*	10,100	581,356
Anthem, Inc.	51,080	12,264,308
BioTelemetry, Inc.*	8,100	329,913
Brookdale Senior Living, Inc.*	36,435	276,177
Cardinal Health, Inc.	67,100	3,166,449
Centene Corp.*	80,648	3,488,832
Chemed Corp.	3,000	1,252,710
Cigna Corp.	73,424	11,145,029
Community Health Systems, Inc.(x)*	33,267	119,761
CorVel Corp.*	1,100	83,270
Covetrus, Inc.*	13,120	155,997
CVS Health Corp.	257,534	16,242,669
DaVita, Inc.*	26,300	1,500,941
Diplomat Pharmacy, Inc.*	14,500	71,050
Encompass Health Corp.	24,800	1,569,344
Ensign Group, Inc. (The)	9,800	464,814
Guardant Health, Inc.*	6,000	382,980
HCA Healthcare, Inc.	52,600	6,334,092
HealthEquity, Inc.*	13,100	748,600
Henry Schein, Inc.*	32,800	2,082,800
Humana, Inc.	26,600	6,800,822
Laboratory Corp. of America Holdings*	18,935	3,181,080
LHC Group, Inc.*	6,300	715,428
Magellan Health, Inc.*	4,800	298,080
McKesson Corp.	35,680	4,876,029
MEDNAX, Inc.*	15,240	344,729
Molina Healthcare, Inc.*	12,900	1,415,388
National HealthCare Corp.	400	32,740
National Research Corp.	400	23,100
Patterson Cos., Inc.	14,700	261,954
Premier, Inc., Class A*	8,200	237,144
Quest Diagnostics, Inc.	28,530	3,053,566
R1 RCM, Inc.*	9,700	86,621
Select Medical Holdings Corp.*	19,500	323,115
Tenet Healthcare Corp.*	19,700	435,764
UnitedHealth Group, Inc.	184,657	40,129,659
Universal Health Services, Inc., Class B	15,780	2,347,275
US Physical Therapy, Inc.	1,500	195,825
WellCare Health Plans, Inc.*	10,400	2,695,368

		133,535,158

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	33,250	365,085
Castlight Health, Inc., Class B*	10,600	14,946
Cerner Corp.	62,600	4,267,442
Change Healthcare, Inc.*	9,441	114,047
Evolent Health, Inc., Class A*	9,900	71,181
HMS Holdings Corp.*	22,500	775,463
Inovalon Holdings, Inc., Class A(x)*	17,700	290,103
Inspire Medical Systems, Inc.*	3,300	201,366
Medidata Solutions, Inc.*	13,600	1,244,400
NextGen Healthcare, Inc.*	13,700	214,679
Omnicell, Inc.*	7,900	570,933
Tabula Rasa HealthCare, Inc.(x)*	5,000	274,700
Teladoc Health, Inc.(x)*	10,700	724,604
Veeva Systems, Inc., Class A*	24,800	3,786,712

		12,915,661

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	9,400	174,558
Adaptive Biotechnologies Corp.*	8,707	269,046
Agilent Technologies, Inc.	63,630	4,875,967
Avantor, Inc.*	45,594	670,232
Bio-Rad Laboratories, Inc., Class A*	5,100	1,696,974
Bio-Techne Corp.	7,850	1,536,009
Bruker Corp.	27,900	1,225,647
Cambrex Corp.*	6,600	392,700
Charles River Laboratories International, Inc.*	12,250	1,621,533
Codexis, Inc.(x)*	4,000	54,860
Illumina, Inc.*	29,500	8,974,490
IQVIA Holdings, Inc.*	34,180	5,105,808
Luminex Corp.	1,600	33,040
Medpace Holdings, Inc.*	2,600	218,504
Mettler-Toledo International, Inc.*	5,300	3,733,320
NeoGenomics, Inc.*	9,800	187,376
PerkinElmer, Inc.	22,400	1,907,808
PRA Health Sciences, Inc.*	10,600	1,051,838
QIAGEN NV*	44,407	1,464,099
Syneos Health, Inc.*	9,500	505,495
Thermo Fisher Scientific, Inc.	77,550	22,587,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	13,400	$2,991,282

		61,278,575

Pharmaceuticals (3.8%)
Aerie Pharmaceuticals, Inc.(x)*	14,000	269,080
Akorn, Inc.*	17,100	64,980
Allergan plc	64,047	10,778,470
Amneal Pharmaceuticals, Inc.(x)*	30,000	87,000
Bristol-Myers Squibb Co.	318,130	16,132,372
Catalent, Inc.*	27,600	1,315,416
Corcept Therapeutics, Inc.*	24,800	350,548
Dermira, Inc.(x)*	10,300	65,817
Elanco Animal Health, Inc.*	66,132	1,758,450
Eli Lilly & Co.	168,010	18,788,558
Endo International plc*	50,254	161,315
Horizon Therapeutics plc*	35,600	969,388
Innoviva, Inc.*	23,000	242,420
Intra-Cellular Therapies, Inc.*	7,100	53,037
Jazz Pharmaceuticals plc*	12,100	1,550,494
Johnson & Johnson	515,060	66,638,463
Mallinckrodt plc(x)*	16,400	39,524
Merck & Co., Inc.	503,190	42,358,534
Mylan NV*	105,050	2,077,889
MyoKardia, Inc.*	8,000	417,200
Nektar Therapeutics(x)*	31,600	575,594
NGM Biopharmaceuticals, Inc.(x)*	1,000	13,850
Omeros Corp.(x)*	12,900	210,657
Pacira BioSciences, Inc.*	7,500	285,525
Perrigo Co. plc	28,300	1,581,687
Pfizer, Inc.	1,086,717	39,045,742
Phibro Animal Health Corp., Class A	4,200	89,586
Prestige Consumer Healthcare, Inc.*	8,500	294,865
Reata Pharmaceuticals, Inc., Class A(x)*	3,400	272,986
Supernus Pharmaceuticals, Inc.*	7,300	200,604
TherapeuticsMD, Inc.(x)*	47,600	172,788
Theravance Biopharma, Inc.(x)*	6,600	128,568
Tricida, Inc.(x)*	2,300	71,001
Zoetis, Inc.	95,400	11,885,886
Zogenix, Inc.*	9,300	372,372

		219,320,666

Total Health Care		769,550,296

Industrials (10.0%)
Aerospace & Defense (2.5%)
Aerojet Rocketdyne Holdings, Inc.*	14,000	707,140
AeroVironment, Inc.*	4,500	241,020
Arconic, Inc.	77,716	2,020,616
Axon Enterprise, Inc.*	11,900	675,682
Boeing Co. (The)	103,400	39,340,598
BWX Technologies, Inc.	25,200	1,441,692
Cubic Corp.	2,000	140,860
Curtiss-Wright Corp.	9,200	1,190,204
General Dynamics Corp.	49,870	9,112,745
HEICO Corp.	10,141	1,266,408
HEICO Corp., Class A	14,845	1,444,567
Hexcel Corp.	21,200	1,741,156
Huntington Ingalls Industries, Inc.	8,600	1,821,394
L3Harris Technologies, Inc.	42,878	8,946,066
Lockheed Martin Corp.	48,760	19,019,326
Maxar Technologies, Inc.(x)	6,600	50,160
Mercury Systems, Inc.*	10,200	827,934
Moog, Inc., Class A	6,600	535,392
Northrop Grumman Corp.	30,950	11,599,750
Parsons Corp.*	7,800	257,244
Raytheon Co.	54,090	10,611,917
Spirit AeroSystems Holdings, Inc., Class A	21,100	1,735,264
Teledyne Technologies, Inc.*	7,000	2,253,930
Textron, Inc.	52,900	2,589,984
TransDigm Group, Inc.	9,850	5,128,600
Triumph Group, Inc.	5,200	118,976
United Technologies Corp.	158,448	21,631,321

		146,449,946

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.*	2,900	73,167
CH Robinson Worldwide, Inc.	29,800	2,526,444
Expeditors International of Washington, Inc.	34,500	2,563,005
FedEx Corp.	46,850	6,819,955
Forward Air Corp.	2,000	127,440
Hub Group, Inc., Class A*	3,000	139,500
United Parcel Service, Inc., Class B	134,950	16,169,709
XPO Logistics, Inc.(x)*	17,800	1,273,946

		29,693,166

Airlines (0.4%)
Alaska Air Group, Inc.	26,900	1,746,079
Allegiant Travel Co.	1,000	149,660
American Airlines Group, Inc.	86,600	2,335,602
Copa Holdings SA, Class A	6,300	622,125
Delta Air Lines, Inc.	113,750	6,552,000
JetBlue Airways Corp.*	69,900	1,170,825
SkyWest, Inc.	7,700	441,980
Southwest Airlines Co.	95,200	5,141,752
Spirit Airlines, Inc.*	17,100	620,730
United Airlines Holdings, Inc.*	45,440	4,017,350

		22,798,103

Building Products (0.4%)
AAON, Inc.	4,300	197,542
Allegion plc	22,066	2,287,141
American Woodmark Corp.*	800	71,128
AO Smith Corp.	30,600	1,459,926
Armstrong World Industries, Inc.	10,400	1,005,680
Builders FirstSource, Inc.*	9,600	197,520
Fortune Brands Home & Security, Inc.	28,950	1,583,565
JELD-WEN Holding, Inc.*	5,500	106,095
Johnson Controls International plc	153,737	6,747,517
Lennox International, Inc.	6,910	1,678,923
Masco Corp.	60,800	2,534,144
Masonite International Corp.*	2,800	162,400
Owens Corning	26,970	1,704,504
Resideo Technologies, Inc.*	25,650	368,077
Simpson Manufacturing Co., Inc.	6,100	423,157
Trex Co., Inc.*	13,600	1,236,648
Universal Forest Products, Inc.	11,500	458,620

		22,222,587

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	13,200	479,424
ADT, Inc.(x)	64,700	405,669
Advanced Disposal Services, Inc.*	9,100	296,387
Brady Corp., Class A	7,200	381,960
Brink’s Co. (The)	10,300	854,385
Cimpress NV(x)*	3,800	500,992
Cintas Corp.	16,800	4,504,080
Clean Harbors, Inc.*	10,000	772,000
Copart, Inc.*	41,900	3,365,827
Covanta Holding Corp.	14,300	247,247
Deluxe Corp.	6,100	299,876
Healthcare Services Group, Inc.	21,900	531,951
Herman Miller, Inc.	9,400	433,246
HNI Corp.	8,900	315,950
IAA, Inc.*	27,700	1,155,921
KAR Auction Services, Inc.	27,700	680,035
Matthews International Corp., Class A	7,100	251,269
Mobile Mini, Inc.	7,900	291,194
MSA Safety, Inc.	5,900	643,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	19,500	$89,115
Republic Services, Inc.	41,535	3,594,854
Rollins, Inc.	31,500	1,073,205
Steelcase, Inc., Class A	4,600	84,640
Stericycle, Inc.*	21,800	1,110,274
Tetra Tech, Inc.	13,600	1,179,936
UniFirst Corp.	3,000	585,360
Waste Management, Inc.	84,250	9,688,750

		33,817,296

Construction & Engineering (0.2%)
AECOM*	32,802	1,232,043
Arcosa, Inc.	10,980	375,626
Comfort Systems USA, Inc.	1,700	75,191
Dycom Industries, Inc.*	2,000	102,100
EMCOR Group, Inc.	15,300	1,317,636
Fluor Corp.	36,560	699,393
Granite Construction, Inc.	4,700	151,011
Jacobs Engineering Group, Inc.	28,100	2,571,150
MasTec, Inc.*	14,700	954,471
Quanta Services, Inc.	33,450	1,264,410
Valmont Industries, Inc.	4,800	664,512

		9,407,543

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,388,337
AMETEK, Inc.	47,775	4,386,700
Eaton Corp. plc	86,897	7,225,486
Emerson Electric Co.	121,610	8,130,845
EnerSys	13,300	877,002
Generac Holdings, Inc.*	14,600	1,143,764
GrafTech International Ltd.(x)	22,800	291,840
Hubbell, Inc.	11,700	1,537,380
nVent Electric plc	35,987	793,153
Regal Beloit Corp.	8,600	626,510
Rockwell Automation, Inc.	25,000	4,120,000
Sensata Technologies Holding plc*	37,400	1,872,244
Vicor Corp.(x)*	3,100	91,512

		32,484,773

Industrial Conglomerates (1.1%)
3M Co.	108,130	17,776,572
Carlisle Cos., Inc.	13,000	1,892,020
General Electric Co.	1,672,767	14,954,537
Honeywell International, Inc.	141,500	23,941,800
Roper Technologies, Inc.	20,050	7,149,830

		65,714,759

Machinery (1.9%)
Actuant Corp., Class A	4,900	107,506
AGCO Corp.	12,400	938,680
Albany International Corp., Class A	4,400	396,704
Allison Transmission Holdings, Inc.	23,000	1,082,150
Altra Industrial Motion Corp.	4,500	124,627
Barnes Group, Inc.	15,200	783,408
Caterpillar, Inc.	108,310	13,680,636
Chart Industries, Inc.*	6,100	380,396
Colfax Corp.(x)*	18,100	525,986
Crane Co.	11,400	919,182
Cummins, Inc.	30,660	4,987,462
Deere & Co.	63,540	10,717,927
Donaldson Co., Inc.	26,500	1,380,120
Dover Corp.	29,490	2,936,024
Evoqua Water Technologies Corp.*	9,300	158,286
Flowserve Corp.	26,640	1,244,354
Fortive Corp.	58,630	4,019,673
Franklin Electric Co., Inc.	7,500	358,575
Gardner Denver Holdings, Inc.*	20,900	591,261
Gates Industrial Corp. plc*	24,400	245,708
Graco, Inc.	37,980	1,748,599
Harsco Corp.*	5,000	94,800
Hillenbrand, Inc.	9,800	302,624
IDEX Corp.	15,040	2,464,755
Illinois Tool Works, Inc.	63,110	9,876,084
Ingersoll-Rand plc	49,900	6,148,179
ITT, Inc.	19,525	1,194,735
John Bean Technologies Corp.	6,800	676,124
Kennametal, Inc.	26,190	805,081
Lincoln Electric Holdings, Inc.	14,260	1,237,198
Manitowoc Co., Inc. (The)*	8,225	102,813
Meritor, Inc.*	3,900	72,150
Middleby Corp. (The)*	14,000	1,636,600
Mueller Industries, Inc.	10,500	301,140
Mueller Water Products, Inc., Class A	29,000	325,960
Navistar International Corp.*	8,000	224,880
Nordson Corp.	13,460	1,968,660
Oshkosh Corp.	16,900	1,281,020
PACCAR, Inc.	71,930	5,035,819
Parker-Hannifin Corp.	25,010	4,517,056
Pentair plc	35,987	1,360,309
Proto Labs, Inc.*	5,500	561,550
RBC Bearings, Inc.*	3,900	647,049
Rexnord Corp.*	14,900	403,045
Snap-on, Inc.	12,100	1,894,134
SPX FLOW, Inc.*	3,900	153,894
Stanley Black & Decker, Inc.	30,035	4,337,354
Terex Corp.	7,030	182,569
Timken Co. (The)	21,240	924,152
Toro Co. (The)	20,380	1,493,854
Trinity Industries, Inc.	32,940	648,259
WABCO Holdings, Inc.*	12,370	1,654,488
Wabtec Corp.	34,787	2,499,794
Watts Water Technologies, Inc., Class A	5,400	506,142
Welbilt, Inc.(x)*	10,200	171,972
Woodward, Inc.	10,430	1,124,667
Xylem, Inc.	39,450	3,141,009

		107,297,183

Marine (0.0%)
Kirby Corp.*	14,250	1,170,780
Matson, Inc.	1,480	55,515

		1,226,295

Professional Services (0.5%)
ASGN, Inc.*	13,500	848,610
CBIZ, Inc.*	16,420	385,870
CoStar Group, Inc.*	7,535	4,469,762
Equifax, Inc.	23,320	3,280,424
Exponent, Inc.	10,600	740,940
FTI Consulting, Inc.*	7,200	763,128
Huron Consulting Group, Inc.*	3,300	202,422
IHS Markit Ltd.*	77,200	5,163,136
Insperity, Inc.	7,600	749,512
Korn Ferry	8,800	340,032
ManpowerGroup, Inc.	15,180	1,278,763
Nielsen Holdings plc	78,000	1,657,500
Resources Connection, Inc.	16,950	287,981
Robert Half International, Inc.	27,260	1,517,292
TransUnion	37,800	3,065,958
TriNet Group, Inc.*	8,600	534,834
Verisk Analytics, Inc.	31,800	5,028,852

		30,315,016

Road & Rail (1.0%)
AMERCO	1,400	546,056
Avis Budget Group, Inc.*	900	25,434
CSX Corp.	147,050	10,186,153
Genesee & Wyoming, Inc., Class A*	14,700	1,624,497
Heartland Express, Inc.	11,700	251,667
JB Hunt Transport Services, Inc.	18,850	2,085,752
Kansas City Southern	19,950	2,653,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Knight-Swift Transportation Holdings, Inc.(x)	30,935	$1,122,941
Landstar System, Inc.	9,750	1,097,655
Norfolk Southern Corp.	51,570	9,265,066
Old Dominion Freight Line, Inc.	12,750	2,167,118
Ryder System, Inc.	11,300	585,001
Saia, Inc.*	5,000	468,500
Schneider National, Inc., Class B	12,900	280,188
Uber Technologies, Inc.(x)*	35,200	1,072,544
Union Pacific Corp.	138,320	22,405,074

		55,837,195

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	878,220
Applied Industrial Technologies, Inc.	6,500	369,200
Beacon Roofing Supply, Inc.*	12,000	402,360
Fastenal Co.	124,000	4,051,080
GATX Corp.	10,700	829,571
HD Supply Holdings, Inc.*	41,500	1,625,763
Herc Holdings, Inc.*	2,200	102,322
Kaman Corp.	1,800	107,028
MRC Global, Inc.*	8,400	101,892
MSC Industrial Direct Co., Inc., Class A	12,200	884,866
SiteOne Landscape Supply, Inc.(x)*	6,700	495,934
Triton International Ltd.	7,200	243,648
United Rentals, Inc.*	17,922	2,233,798
Univar Solutions, Inc.*	22,900	475,404
Watsco, Inc.	7,310	1,236,706
WESCO International, Inc.*	1,920	91,718
WW Grainger, Inc.	9,350	2,778,352

		16,907,862

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	663,096

Total Industrials		574,834,820

Information Technology (21.3%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	7,200	470,880
Arista Networks, Inc.*	11,700	2,795,364
Ciena Corp.*	31,400	1,231,822
Cisco Systems, Inc.	828,270	40,924,821
CommScope Holding Co., Inc.*	42,200	496,272
EchoStar Corp., Class A*	6,500	257,530
F5 Networks, Inc.*	13,700	1,923,754
InterDigital, Inc.	4,100	215,127
Juniper Networks, Inc.	68,900	1,705,275
Lumentum Holdings, Inc.*	14,146	757,660
Motorola Solutions, Inc.	33,021	5,627,108
NetScout Systems, Inc.*	9,300	214,458
Ubiquiti, Inc.	4,000	473,040
ViaSat, Inc.*	12,200	918,904
Viavi Solutions, Inc.*	33,650	471,268

		58,483,283

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	60,840	5,871,060
Anixter International, Inc.*	3,200	221,184
Arrow Electronics, Inc.*	19,500	1,454,310
Avnet, Inc.	29,320	1,304,300
AVX Corp.	16,000	243,200
Belden, Inc.	7,600	405,384
CDW Corp.	31,700	3,906,708
Cognex Corp.	38,200	1,876,766
Coherent, Inc.*	5,400	830,088
Corning, Inc.	150,690	4,297,679
Dolby Laboratories, Inc., Class A	12,700	820,928
FLIR Systems, Inc.	29,900	1,572,441
II-VI, Inc.(x)*	18,490	651,037
Insight Enterprises, Inc.*	900	50,121
IPG Photonics Corp.*	9,100	1,233,960
Itron, Inc.*	4,810	355,748
Jabil, Inc.	31,400	1,123,178
Keysight Technologies, Inc.*	37,215	3,619,159
Knowles Corp.*	10,445	212,451
Littelfuse, Inc.	6,500	1,152,515
National Instruments Corp.	23,000	965,770
Novanta, Inc.*	4,100	335,052
Plexus Corp.*	1,000	62,510
Rogers Corp.*	3,900	533,169
Sanmina Corp.*	9,400	301,834
SYNNEX Corp.	8,766	989,681
Tech Data Corp.*	11,200	1,167,488
Trimble, Inc.*	49,500	1,921,095
Vishay Intertechnology, Inc.	31,800	538,374
Zebra Technologies Corp., Class A*	12,400	2,558,988

		40,576,178

IT Services (5.3%)
Accenture plc, Class A	124,000	23,851,400
Akamai Technologies, Inc.*	31,700	2,896,746
Alliance Data Systems Corp.	10,752	1,377,654
Amdocs Ltd.	30,310	2,003,794
Automatic Data Processing, Inc.	86,550	13,970,901
Black Knight, Inc.*	27,142	1,657,291
Booz Allen Hamilton Holding Corp.	26,700	1,896,234
Broadridge Financial Solutions, Inc.	25,110	3,124,437
CACI International, Inc., Class A*	6,000	1,387,560
Cognizant Technology Solutions Corp., Class A	106,300	6,406,169
Conduent, Inc.*	47,886	297,851
CoreLogic, Inc.*	17,100	791,217
DXC Technology Co.	53,196	1,569,282
EPAM Systems, Inc.*	11,900	2,169,608
Euronet Worldwide, Inc.*	10,000	1,463,000
ExlService Holdings, Inc.*	4,000	267,840
Fidelity National Information Services, Inc.	118,269	15,701,392
Fiserv, Inc.*	109,702	11,364,030
FleetCor Technologies, Inc.*	16,900	4,846,582
Gartner, Inc.*	18,678	2,670,767
Genpact Ltd.	41,700	1,615,875
Global Payments, Inc.	58,776	9,345,384
GoDaddy, Inc., Class A*	34,300	2,263,114
International Business Machines Corp.	173,231	25,191,252
Jack Henry & Associates, Inc.	14,830	2,164,735
KBR, Inc.	27,600	677,304
Leidos Holdings, Inc.	30,737	2,639,694
LiveRamp Holdings, Inc.*	11,800	506,928
ManTech International Corp., Class A	2,600	185,666
Mastercard, Inc., Class A	173,500	47,117,395
MAXIMUS, Inc.	16,800	1,297,968
MongoDB, Inc.(x)*	8,100	975,888
Okta, Inc.*	19,900	1,959,354
Paychex, Inc.	63,210	5,231,892
PayPal Holdings, Inc.*	228,470	23,667,207
Perspecta, Inc.	30,548	797,914
Sabre Corp.	48,600	1,088,397
Science Applications International Corp.	12,021	1,050,034
Square, Inc., Class A*	64,900	4,020,555
Switch, Inc., Class A(x)	23,440	366,133
TTEC Holdings, Inc.	10,050	481,194
Twilio, Inc., Class A*	22,500	2,474,100
VeriSign, Inc.*	21,750	4,102,703
Visa, Inc., Class A	337,300	58,018,973
Western Union Co. (The)	90,360	2,093,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
WEX, Inc.*	10,100	$2,040,907

		301,087,962

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	5,400	310,014
Advanced Micro Devices, Inc.*	195,500	5,667,545
Amkor Technology, Inc.*	25,800	234,780
Analog Devices, Inc.	71,827	8,025,231
Applied Materials, Inc.	189,420	9,452,058
Broadcom, Inc.	75,480	20,837,764
Brooks Automation, Inc.	13,600	503,608
Cabot Microelectronics Corp.	5,400	762,534
Cirrus Logic, Inc.*	12,300	659,034
Cree, Inc.*	20,400	999,600
Cypress Semiconductor Corp.	76,746	1,791,252
Enphase Energy, Inc.*	17,700	393,471
Entegris, Inc.	32,940	1,550,156
First Solar, Inc.*	17,400	1,009,374
Inphi Corp.*	6,700	409,035
Intel Corp.	857,190	44,171,001
KLA Corp.	31,280	4,987,596
Lam Research Corp.	27,875	6,442,191
Lattice Semiconductor Corp.*	24,000	438,840
MACOM Technology Solutions Holdings, Inc.*	12,000	257,940
Marvell Technology Group Ltd.	127,893	3,193,488
Maxim Integrated Products, Inc.	59,550	3,448,540
Microchip Technology, Inc.(x)	45,920	4,266,427
Micron Technology, Inc.*	215,050	9,214,893
MKS Instruments, Inc.	13,200	1,218,096
Monolithic Power Systems, Inc.	9,900	1,540,737
NVIDIA Corp.	112,760	19,628,133
ON Semiconductor Corp.*	90,600	1,740,426
Power Integrations, Inc.	5,500	497,365
Qorvo, Inc.*	28,417	2,106,836
QUALCOMM, Inc.	238,705	18,208,417
Semtech Corp.*	13,600	661,096
Silicon Laboratories, Inc.*	8,740	973,199
Skyworks Solutions, Inc.	33,500	2,654,875
Synaptics, Inc.*	8,700	347,565
Teradyne, Inc.	35,210	2,039,011
Texas Instruments, Inc.	183,090	23,662,552
Universal Display Corp.	10,000	1,679,000
Veeco Instruments, Inc.*	1,400	16,352
Versum Materials, Inc.	22,990	1,216,861
Xilinx, Inc.	50,600	4,852,540
Xperi Corp.	1,000	20,680

		212,090,113

Software (6.8%)
2U, Inc.*	9,600	156,288
8x8, Inc.*	9,600	198,912
ACI Worldwide, Inc.*	22,700	711,077
Adobe, Inc.*	95,120	26,276,900
Alarm.com Holdings, Inc.*	4,800	223,872
Altair Engineering, Inc., Class A*	11,800	408,516
Alteryx, Inc., Class A*	8,900	956,127
Anaplan, Inc.(x)*	16,000	752,000
ANSYS, Inc.*	16,700	3,696,712
Appfolio, Inc., Class A(x)*	3,500	332,990
Appian Corp.(x)*	6,600	313,500
Aspen Technology, Inc.*	15,200	1,870,816
Atlassian Corp. plc, Class A*	20,500	2,571,520
Autodesk, Inc.*	44,750	6,609,575
Avalara, Inc.*	8,300	558,507
Avaya Holdings Corp.*	13,200	135,036
Blackbaud, Inc.	13,000	1,174,420
Blackline, Inc.*	5,800	277,298
Bottomline Technologies DE, Inc.*	8,200	322,670
Box, Inc., Class A*	24,600	407,376
Cadence Design Systems, Inc.*	57,130	3,775,150
Carbon Black, Inc.*	7,800	202,722
CDK Global, Inc.	27,450	1,320,070
Ceridian HCM Holding, Inc.*	12,100	597,377
Citrix Systems, Inc.	27,950	2,697,734
CommVault Systems, Inc.*	8,100	362,151
Cornerstone OnDemand, Inc.*	11,300	619,466
Coupa Software, Inc.*	10,900	1,412,313
DocuSign, Inc.*	29,800	1,845,216
Dropbox, Inc., Class A*	41,200	831,004
Dynatrace, Inc.*	19,096	356,522
Ebix, Inc.(x)	4,600	193,660
Elastic NV*	7,300	601,082
Envestnet, Inc.*	8,800	498,960
Everbridge, Inc.*	5,100	314,721
Fair Isaac Corp.*	5,800	1,760,416
FireEye, Inc.*	33,600	448,224
Five9, Inc.*	11,500	618,010
Fortinet, Inc.*	30,700	2,356,532
Guidewire Software, Inc.*	17,000	1,791,460
HubSpot, Inc.*	7,400	1,121,914
Intuit, Inc.	48,450	12,884,793
j2 Global, Inc.	9,200	835,544
LivePerson, Inc.*	11,700	417,690
LogMeIn, Inc.	10,804	766,652
Manhattan Associates, Inc.*	17,700	1,427,859
Medallia, Inc.(x)*	3,033	83,195
Microsoft Corp.	1,462,350	203,310,521
MicroStrategy, Inc., Class A*	1,500	222,555
New Relic, Inc.*	9,100	559,195
Nuance Communications, Inc.*	60,290	983,330
Nutanix, Inc., Class A*	28,000	735,000
Oracle Corp.	433,486	23,854,735
Pagerduty, Inc.(x)*	6,900	194,925
Palo Alto Networks, Inc.*	18,100	3,689,323
Paycom Software, Inc.*	10,000	2,094,900
Paylocity Holding Corp.*	5,700	556,206
Pegasystems, Inc.	4,500	306,225
Pluralsight, Inc., Class A(x)*	15,600	262,002
Proofpoint, Inc.*	9,200	1,187,260
PROS Holdings, Inc.*	2,000	119,200
PTC, Inc.*	20,250	1,380,645
Q2 Holdings, Inc.*	7,400	583,638
Qualys, Inc.*	6,700	506,319
Rapid7, Inc.*	7,100	322,269
RealPage, Inc.*	12,100	760,606
RingCentral, Inc., Class A*	12,900	1,621,014
salesforce.com, Inc.*	159,702	23,706,165
ServiceNow, Inc.*	36,000	9,138,600
Smartsheet, Inc., Class A(x)*	16,600	598,098
SolarWinds Corp.*	16,188	298,669
Splunk, Inc.*	29,100	3,429,726
SS&C Technologies Holdings, Inc.	39,200	2,021,544
SVMK, Inc.*	20,400	348,840
Symantec Corp.	124,490	2,941,699
Synopsys, Inc.*	28,920	3,969,270
Tenable Holdings, Inc.*	9,500	212,610
Teradata Corp.*	25,960	804,760
TiVo Corp.	336	2,559
Trade Desk, Inc. (The), Class A*	6,500	1,219,075
Tyler Technologies, Inc.*	7,300	1,916,250
Varonis Systems, Inc.*	3,700	221,186
Verint Systems, Inc.*	14,800	633,144
VMware, Inc., Class A	14,200	2,130,852
Workday, Inc., Class A*	31,100	5,285,756
Workiva, Inc.*	4,400	192,852
Yext, Inc.*	15,000	238,350
Zendesk, Inc.*	21,000	1,530,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zscaler, Inc.(x)*	12,100	$571,846

		392,756,748

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	874,166	195,786,959
Dell Technologies, Inc., Class C*	29,979	1,554,711
Diebold Nixdorf, Inc.*	16,550	185,360
Hewlett Packard Enterprise Co.	258,832	3,926,481
HP, Inc.	305,232	5,774,989
NCR Corp.*	31,200	984,672
NetApp, Inc.	53,450	2,806,660
Pure Storage, Inc., Class A*	33,900	574,266
Western Digital Corp.	62,378	3,720,224
Xerox Holdings Corp.	41,657	1,245,961

		216,560,283

Total Information Technology		1,221,554,567

Materials (2.9%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	43,380	9,624,287
Albemarle Corp.(x)	21,676	1,506,916
Ashland Global Holdings, Inc.	17,264	1,330,191
Axalta Coating Systems Ltd.*	47,000	1,417,050
Balchem Corp.	5,700	565,383
Cabot Corp.	11,900	539,308
Celanese Corp.	26,700	3,265,143
CF Industries Holdings, Inc.	47,210	2,322,732
Chemours Co. (The)	42,328	632,380
Corteva, Inc.	150,377	4,210,556
Dow, Inc.	150,377	7,165,464
DuPont de Nemours, Inc.	150,376	10,723,313
Eastman Chemical Co.	28,128	2,076,690
Ecolab, Inc.	49,988	9,899,624
Element Solutions, Inc.*	22,300	227,014
FMC Corp.	25,400	2,227,072
HB Fuller Co.	8,800	409,728
Huntsman Corp.	40,900	951,334
Ingevity Corp.*	10,555	895,486
Innospec, Inc.	1,000	89,140
International Flavors & Fragrances, Inc.(x)	20,800	2,551,952
Linde plc	105,977	20,529,864
LyondellBasell Industries NV, Class A	51,400	4,598,758
Mosaic Co. (The)	70,630	1,447,915
NewMarket Corp.	2,200	1,038,598
Olin Corp.	39,500	739,440
PolyOne Corp.	10,000	326,500
PPG Industries, Inc.	46,000	5,451,460
PQ Group Holdings, Inc.*	800	12,752
Quaker Chemical Corp.	1,500	237,210
RPM International, Inc.	28,950	1,992,049
Scotts Miracle-Gro Co. (The)	7,700	784,014
Sensient Technologies Corp.	12,500	858,125
Sherwin-Williams Co. (The)	16,100	8,852,907
Valvoline, Inc.	47,788	1,052,770
Westlake Chemical Corp.	6,900	452,088
WR Grace & Co.	11,100	741,036

		111,746,249

Construction Materials (0.2%)
Eagle Materials, Inc.	10,100	909,101
Martin Marietta Materials, Inc.	12,430	3,407,063
Summit Materials, Inc., Class A*	21,600	479,520
Vulcan Materials Co.	25,800	3,901,992

		8,697,676

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,729,370
Avery Dennison Corp.	16,850	1,913,654
Ball Corp.	69,000	5,023,890
Berry Global Group, Inc.*	28,100	1,103,487
Crown Holdings, Inc.*	28,950	1,912,437
Graphic Packaging Holding Co.	85,200	1,256,700
International Paper Co.	77,450	3,238,959
Owens-Illinois, Inc.	46,650	479,095
Packaging Corp. of America	21,400	2,270,540
Sealed Air Corp.	36,160	1,501,002
Silgan Holdings, Inc.	9,500	285,333
Sonoco Products Co.	23,760	1,383,070
Westrock Co.	54,932	2,002,271

		24,099,808

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	818,956
Allegheny Technologies, Inc.*	26,800	542,700
Carpenter Technology Corp.	9,000	464,940
Cleveland-Cliffs, Inc.(x)	61,800	446,196
Freeport-McMoRan, Inc.	290,694	2,781,942
Newmont Goldcorp Corp.	163,311	6,192,753
Nucor Corp.	62,720	3,193,075
Reliance Steel & Aluminum Co.	16,300	1,624,458
Royal Gold, Inc.	12,900	1,589,409
Southern Copper Corp.	19,344	660,211
Steel Dynamics, Inc.	55,100	1,641,980
United States Steel Corp.(x)	34,200	395,010
Worthington Industries, Inc.	1,900	68,495

		20,420,125

Paper & Forest Products (0.0%)
Domtar Corp.	11,380	407,518
Louisiana-Pacific Corp.	24,100	592,378

		999,896

Total Materials		165,963,754

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	15,100	431,558
Agree Realty Corp. (REIT)	5,700	416,955
Alexander & Baldwin, Inc. (REIT)	2,900	71,079
Alexander’s, Inc. (REIT)	300	104,523
Alexandria Real Estate Equities, Inc. (REIT)	21,080	3,247,163
American Assets Trust, Inc. (REIT)	8,600	401,964
American Campus Communities, Inc. (REIT)	28,300	1,360,664
American Homes 4 Rent LP (REIT), Class A	47,500	1,229,775
American Tower Corp. (REIT)	86,800	19,194,084
Americold Realty Trust (REIT)	37,100	1,375,297
Apartment Investment & Management Co. (REIT), Class A	32,003	1,668,637
Apple Hospitality REIT, Inc. (REIT)	45,300	751,074
Ashford Hospitality Trust, Inc. (REIT)	4,611	15,262
AvalonBay Communities, Inc. (REIT)	28,349	6,104,390
Boston Properties, Inc. (REIT)	32,370	4,197,094
Brandywine Realty Trust (REIT)	51,000	772,650
Brixmor Property Group, Inc. (REIT)	67,400	1,367,546
Brookfield Property REIT, Inc. (REIT), Class A	25,147	512,747
Camden Property Trust (REIT)	20,180	2,240,182
CareTrust REIT, Inc. (REIT)	16,900	397,235
Colony Capital, Inc. (REIT)	122,986	740,376
Columbia Property Trust, Inc. (REIT)	32,600	689,490
CoreCivic, Inc. (REIT)	26,900	464,832
CorePoint Lodging, Inc. (REIT)	2,300	23,253
CoreSite Realty Corp. (REIT)	7,800	950,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Corporate Office Properties Trust (REIT)	24,809	$738,812
Cousins Properties, Inc. (REIT)	28,351	1,065,714
Crown Castle International Corp. (REIT)	80,650	11,211,157
CubeSmart LP (REIT)	39,700	1,385,530
CyrusOne, Inc. (REIT)	20,200	1,597,820
DiamondRock Hospitality Co. (REIT)	28,700	294,175
Digital Realty Trust, Inc. (REIT)	42,672	5,539,252
Douglas Emmett, Inc. (REIT)	37,000	1,584,710
Duke Realty Corp. (REIT)	70,000	2,377,900
EastGroup Properties, Inc. (REIT)	10,300	1,287,706
Empire State Realty Trust, Inc. (REIT), Class A	24,600	351,042
EPR Properties (REIT)	14,840	1,140,602
Equinix, Inc. (REIT)	16,838	9,712,158
Equity Commonwealth (REIT)	33,000	1,130,250
Equity LifeStyle Properties, Inc. (REIT)	17,100	2,284,560
Equity Residential (REIT)	73,487	6,338,989
Essex Property Trust, Inc. (REIT)	12,677	4,140,942
Extra Space Storage, Inc. (REIT)	23,900	2,791,998
Federal Realty Investment Trust (REIT)	17,380	2,366,113
First Industrial Realty Trust, Inc. (REIT)	29,500	1,167,020
Four Corners Property Trust, Inc. (REIT)	5,600	158,368
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,652,924
GEO Group, Inc. (The) (REIT)	25,500	442,170
Global Net Lease, Inc. (REIT)	4,900	95,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	3,400	99,110
HCP, Inc. (REIT)	96,297	3,431,062
Healthcare Realty Trust, Inc. (REIT)	23,600	790,600
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,275,092
Highwoods Properties, Inc. (REIT)	29,530	1,327,078
Host Hotels & Resorts, Inc. (REIT)	149,413	2,583,351
Hudson Pacific Properties, Inc. (REIT)	34,500	1,154,370
Invitation Homes, Inc. (REIT)	92,016	2,724,594
Iron Mountain, Inc. (REIT)	56,801	1,839,784
JBG SMITH Properties (REIT)	20,173	790,983
Kilroy Realty Corp. (REIT)	21,800	1,698,002
Kimco Realty Corp. (REIT)	77,822	1,624,923
Lamar Advertising Co. (REIT), Class A	21,400	1,753,302
Lexington Realty Trust (REIT)	34,200	350,550
Liberty Property Trust (REIT)	29,152	1,496,372
Life Storage, Inc. (REIT)	9,300	980,313
LTC Properties, Inc. (REIT)	2,200	112,684
Macerich Co. (The) (REIT)(x)	33,684	1,064,078
Mack-Cali Realty Corp. (REIT)	5,400	116,964
Medical Properties Trust, Inc. (REIT)	84,600	1,654,776
Mid-America Apartment Communities, Inc. (REIT)	21,938	2,852,159
National Health Investors, Inc. (REIT)	7,000	576,730
National Retail Properties, Inc. (REIT)	38,290	2,159,556
Omega Healthcare Investors, Inc. (REIT)	44,440	1,857,148
Outfront Media, Inc. (REIT)	34,770	965,911
Paramount Group, Inc. (REIT)	37,600	501,960
Park Hotels & Resorts, Inc. (REIT)	41,635	1,039,626
Pebblebrook Hotel Trust (REIT)	30,580	850,736
Physicians Realty Trust (REIT)	38,100	676,275
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	718,272
PotlatchDeltic Corp. (REIT)	13,451	552,634
Prologis, Inc. (REIT)	125,971	10,735,249
PS Business Parks, Inc. (REIT)	3,300	600,435
Public Storage (REIT)	30,002	7,358,591
QTS Realty Trust, Inc. (REIT), Class A	8,400	431,844
Rayonier, Inc. (REIT)	27,025	762,105
Realty Income Corp. (REIT)	60,028	4,602,947
Regency Centers Corp. (REIT)	33,306	2,314,434
Retail Opportunity Investments Corp. (REIT)	20,000	364,600
Retail Properties of America, Inc. (REIT), Class A	61,600	758,912
Retail Value, Inc. (REIT)	3,448	127,714
Rexford Industrial Realty, Inc. (REIT)	18,400	809,968
RLJ Lodging Trust (REIT)	33,200	564,068
Ryman Hospitality Properties, Inc. (REIT)	10,751	879,539
Sabra Health Care REIT, Inc. (REIT)	34,657	795,725
SBA Communications Corp. (REIT)	23,200	5,594,680
Senior Housing Properties Trust (REIT)	54,290	502,454
Service Properties Trust (REIT)	43,400	1,119,286
Simon Property Group, Inc. (REIT)	61,959	9,643,918
SITE Centers Corp. (REIT)	25,054	378,566
SL Green Realty Corp. (REIT)	19,000	1,553,250
Spirit Realty Capital, Inc. (REIT)	20,933	1,001,853
STAG Industrial, Inc. (REIT)	18,400	542,432
STORE Capital Corp. (REIT)	35,400	1,324,314
Sun Communities, Inc. (REIT)	17,100	2,538,495
Sunstone Hotel Investors, Inc. (REIT)	55,458	761,993
Tanger Factory Outlet Centers, Inc. (REIT)(x)	17,200	266,256
Taubman Centers, Inc. (REIT)	14,800	604,284
Terreno Realty Corp. (REIT)	11,600	592,644
UDR, Inc. (REIT)	52,936	2,566,337
Uniti Group, Inc. (REIT)(x)	31,402	243,837
Urban Edge Properties (REIT)	12,223	241,893
Ventas, Inc. (REIT)	71,279	5,205,505
VEREIT, Inc. (REIT)	189,100	1,849,398
VICI Properties, Inc. (REIT)(x)	86,700	1,963,755
Vornado Realty Trust (REIT)	33,847	2,155,039
Washington REIT (REIT)	8,070	220,795
Weingarten Realty Investors (REIT)	36,986	1,077,402
Welltower, Inc. (REIT)	79,017	7,162,891
Weyerhaeuser Co. (REIT)	144,235	3,995,310
WP Carey, Inc. (REIT)	31,800	2,846,100
Xenia Hotels & Resorts, Inc. (REIT)	18,300	386,496

		236,648,031

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,443,000
Cushman & Wakefield plc*	17,000	315,010
Howard Hughes Corp. (The)*	7,500	972,000
Jones Lang LaSalle, Inc.	9,500	1,321,070
Kennedy-Wilson Holdings, Inc.	25,100	550,192
Newmark Group, Inc., Class A	32,119	290,998
Realogy Holdings Corp.(x)	20,100	134,268
RMR Group, Inc. (The), Class A	2,971	135,121

		7,161,659

Total Real Estate		243,809,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.5%)
Electric Utilities (2.0%)
ALLETE, Inc.	10,500	$917,805
Alliant Energy Corp.	43,900	2,367,527
American Electric Power Co., Inc.	96,470	9,038,274
Avangrid, Inc.	8,900	465,025
Duke Energy Corp.	141,085	13,524,408
Edison International	67,160	5,065,207
El Paso Electric Co.	6,100	409,188
Entergy Corp.	39,100	4,588,776
Evergy, Inc.	47,577	3,166,725
Eversource Energy	60,709	5,188,798
Exelon Corp.	194,256	9,384,507
FirstEnergy Corp.	109,104	5,262,086
Hawaiian Electric Industries, Inc.	20,500	935,005
IDACORP, Inc.	11,450	1,290,071
MGE Energy, Inc.	7,000	559,090
NextEra Energy, Inc.	93,450	21,772,916
OGE Energy Corp.	36,900	1,674,522
Pinnacle West Capital Corp.	21,300	2,067,591
PNM Resources, Inc.	15,200	791,616
Portland General Electric Co.	21,000	1,183,770
PPL Corp.	144,950	4,564,476
Southern Co. (The)	204,050	12,604,169
Spark Energy, Inc., Class A(x)	600	6,330
Xcel Energy, Inc.	101,680	6,598,015

		113,425,897

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,870,028
National Fuel Gas Co.(x)	21,100	990,012
New Jersey Resources Corp.	19,600	886,312
Northwest Natural Holding Co.	200	14,268
ONE Gas, Inc.	9,125	877,004
South Jersey Industries, Inc.	16,700	549,597
Southwest Gas Holdings, Inc.	9,900	901,296
Spire, Inc.	11,200	977,088
UGI Corp.	39,575	1,989,435

		10,055,040

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	126,595	2,068,562
Atlantic Power Corp.*	4,100	9,594
NRG Energy, Inc.	55,221	2,186,752
Ormat Technologies, Inc.	7,900	586,891
Pattern Energy Group, Inc., Class A	17,000	457,810
Vistra Energy Corp.	84,500	2,258,685

		7,568,294

Multi-Utilities (1.1%)
Ameren Corp.	47,700	3,818,385
Avista Corp.	10,300	498,932
Black Hills Corp.	15,600	1,196,988
CenterPoint Energy, Inc.	99,950	3,016,491
CMS Energy Corp.	54,000	3,453,300
Consolidated Edison, Inc.	66,800	6,310,596
Dominion Energy, Inc.	156,454	12,679,032
DTE Energy Co.	37,800	5,025,888
MDU Resources Group, Inc.	48,250	1,360,167
NiSource, Inc.	79,300	2,372,656
NorthWestern Corp.	8,700	652,935
Public Service Enterprise Group, Inc.	101,700	6,313,536
Sempra Energy	54,290	8,013,747
Unitil Corp.	100	6,344
WEC Energy Group, Inc.	62,998	5,991,110

		60,710,107

Water Utilities (0.1%)
American States Water Co.	7,300	655,978
American Water Works Co., Inc.	34,800	4,323,204
Aqua America, Inc.	42,062	1,885,640
Cadiz, Inc.(x)*	300	3,747
California Water Service Group	9,600	508,128

		7,376,697

Total Utilities		199,136,035

Total Common Stocks (99.0%) (Cost $2,264,362,878)		5,689,345,671

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $5,905)	25,400	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $300,020, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $2,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $5,001,964, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $5,557,037.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,803,535, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,859,419.(xx)	$2,803,352	$2,803,352
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $2,000,716, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $3,000,164, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $3,333,186.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $6,502,528, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $7,221,902.(xx)	6,500,000	6,500,000

Total Repurchase Agreements		22,003,352

Total Short-Term Investments (0.4%) (Cost $22,003,352)		22,003,352

Total Investments in Securities (99.4%) (Cost $2,286,372,135)		5,711,349,023
Other Assets Less Liabilities (0.6%)		33,184,687

Net Assets (100%)		$5,744,533,710

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $21,606,660.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $51,974,936. This was collateralized by $32,175,313 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19 - 5/15/49 and by cash of $22,003,352 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	88	12/2019	USD	6,710,000	(188,713)
S&P 500 E-Mini Index	319	12/2019	USD	47,507,075	(411,816)

					(600,529)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$531,874,930	$—	$—		$531,874,930
Consumer Discretionary	590,089,203	—	—		590,089,203
Consumer Staples	384,152,228	—	—		384,152,228
Energy	238,458,373	—	—		238,458,373
Financials	769,921,775	—	—		769,921,775
Health Care	769,550,296	—	—		769,550,296
Industrials	574,834,820	—	—		574,834,820
Information Technology	1,221,554,567	—	—		1,221,554,567
Materials	165,963,754	—	—		165,963,754
Real Estate	243,809,690	—	—		243,809,690
Utilities	199,136,035	—	—		199,136,035
Right
Communication Services	—	—	—	(a)	— (a)
Short-Term Investments
Repurchase Agreements	—	22,003,352	—		22,003,352

Total Assets	$5,689,345,671	$22,003,352	$—		$5,711,349,023

Liabilities:
Futures	$(600,529)	$—	$—		$(600,529)

Total Liabilities	$(600,529)	$—	$—		$(600,529)

Total	$5,688,745,142	$22,003,352	$—		$5,710,748,494

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,697,561,370
Aggregate gross unrealized depreciation	(295,325,101)

Net unrealized appreciation	$3,402,236,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,308,512,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$993,218	$1,040,694
Series 2015-1 A
3.375%, 5/1/27	2,408,345	2,494,804
Series 2017-2 AA
3.350%, 10/15/29	331,057	340,890
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	156,435
Kansas City Power & Light Co.,
3.650%, 8/15/25	500,000	535,089

Total Asset-Backed Securities		4,567,912

Corporate Bonds (34.7%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.200%, 3/1/22	835,000	853,542
3.400%, 6/15/22(e)	500,000	514,916
4.050%, 12/15/23(e)	1,250,000	1,336,596
3.800%, 3/1/24	1,000,000	1,058,103
4.450%, 4/1/24	1,500,000	1,618,639
3.550%, 6/1/24	2,000,000	2,093,659
3.950%, 1/15/25	1,000,000	1,067,571
3.400%, 5/15/25	4,000,000	4,166,225
4.125%, 2/17/26	2,750,000	2,955,478
3.800%, 2/15/27	1,000,000	1,063,747
4.250%, 3/1/27	2,500,000	2,729,748
4.100%, 2/15/28	453,000	490,499
4.350%, 3/1/29	1,665,000	1,838,836
4.300%, 2/15/30	8,159,000	8,971,906
British Telecommunications plc
4.500%, 12/4/23	500,000	535,759
5.125%, 12/4/28	500,000	570,797
Orange SA
4.125%, 9/14/21	1,000,000	1,037,720
Telefonica Emisiones SA
5.462%, 2/16/21	2,456,000	2,559,206
4.570%, 4/27/23	500,000	537,950
4.103%, 3/8/27	440,000	477,592
TELUS Corp.
2.800%, 2/16/27	400,000	402,250
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,855,856
3.376%, 2/15/25	1,000,000	1,053,461
2.625%, 8/15/26	2,265,000	2,289,917
4.125%, 3/16/27	2,250,000	2,483,609
4.329%, 9/21/28	9,238,000	10,421,792
3.875%, 2/8/29	140,000	154,067

		55,139,441

Entertainment (0.2%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	470,467
2.600%, 6/15/22	250,000	252,463
3.400%, 9/15/26	600,000	623,677
3.400%, 6/15/27	310,000	322,024
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	509,463
4.800%, 3/1/26	600,000	678,179
NBCUniversal Media LLC
4.375%, 4/1/21	1,971,000	2,040,491
2.875%, 1/15/23	156,000	160,103
TWDC Enterprises 18 Corp.
3.750%, 6/1/21	181,000	186,276
2.750%, 8/16/21	1,000,000	1,014,618
2.550%, 2/15/22	1,000,000	1,014,709
2.450%, 3/4/22	535,000	541,813
2.350%, 12/1/22	650,000	659,661
3.150%, 9/17/25	500,000	528,813
1.850%, 7/30/26	465,000	458,487
2.950%, 6/15/27(x)	1,000,000	1,055,365
Viacom, Inc.
3.875%, 12/15/21	125,000	129,060
4.250%, 9/1/23	1,100,000	1,172,683
Walt Disney Co. (The)
4.500%, 2/15/21§	500,000	517,598
1.650%, 9/1/22	260,000	259,543
3.000%, 9/15/22§	1,000,000	1,029,544
1.750%, 8/30/24	750,000	741,472
3.700%, 10/15/25§	1,040,000	1,124,052
3.375%, 11/15/26§	300,000	324,032
2.000%, 9/1/29	500,000	486,862

		16,301,455

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.625%, 5/19/21	950,000	977,482
3.375%, 2/25/24	500,000	532,393
1.998%, 8/15/26	2,000,000	1,996,073
Baidu, Inc.
3.500%, 11/28/22	500,000	513,437
3.875%, 9/29/23	1,250,000	1,300,781
4.375%, 5/14/24	1,250,000	1,333,163
4.125%, 6/30/25	695,000	738,438
4.375%, 3/29/28	290,000	314,378
4.875%, 11/14/28	315,000	354,270

		8,060,415

Media (0.5%)
CBS Corp.
3.375%, 3/1/22	2,000,000	2,047,846
2.500%, 2/15/23	1,000,000	1,001,526
2.900%, 6/1/23	200,000	203,062
3.375%, 2/15/28	570,000	581,586
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,946,015
4.500%, 2/1/24	1,000,000	1,071,336
4.908%, 7/23/25	3,850,000	4,211,284
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	75,876
Comcast Corp.
3.300%, 10/1/20	875,000	886,578
3.450%, 10/1/21	830,000	853,705
1.625%, 1/15/22(x)	750,000	743,954
3.125%, 7/15/22	1,050,000	1,082,211
2.850%, 1/15/23	2,150,000	2,206,233
2.750%, 3/1/23	1,500,000	1,534,845
3.000%, 2/1/24	750,000	777,320
3.600%, 3/1/24	2,000,000	2,124,568
3.700%, 4/15/24	1,110,000	1,181,897
3.950%, 10/15/25	1,750,000	1,908,934
3.150%, 3/1/26	2,000,000	2,089,597
4.150%, 10/15/28	1,525,000	1,707,700
Discovery Communications LLC
4.375%, 6/15/21	62,000	64,046
3.300%, 5/15/22	500,000	510,108
3.500%, 6/15/22	500,000	512,820
2.950%, 3/20/23	875,000	886,788
3.250%, 4/1/23	1,000,000	1,023,576
3.900%, 11/15/24	800,000	833,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 6/15/25	$500,000	$522,939
4.900%, 3/11/26	500,000	554,820
4.125%, 5/15/29	455,000	479,238
Fox Corp.
3.666%, 1/25/22§	185,000	190,806
4.030%, 1/25/24§	575,000	613,054
4.709%, 1/25/29§	730,000	833,550
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	250,000	252,755
3.750%, 10/1/21	250,000	255,637
4.650%, 10/1/28	250,000	280,075
Omnicom Group, Inc.
3.625%, 5/1/22	1,281,000	1,322,634
3.650%, 11/1/24	750,000	790,766
Time Warner Cable LLC
4.000%, 9/1/21	1,500,000	1,530,000
WPP Finance 2010
4.750%, 11/21/21	160,000	167,523
3.750%, 9/19/24	1,000,000	1,036,674

		40,897,212

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,227,186
3.625%, 4/22/29	500,000	531,510
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	768,542
3.625%, 12/15/25	500,000	533,469
2.900%, 11/15/26	500,000	509,512
Vodafone Group plc
3.750%, 1/16/24	700,000	736,398
4.125%, 5/30/25	500,000	539,216
4.375%, 5/30/28	875,000	965,952

		5,811,785

Total Communication Services		126,210,308

Consumer Discretionary (1.4%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	914,608
Aptiv plc
4.350%, 3/15/29	105,000	112,604
BorgWarner, Inc.
3.375%, 3/15/25	800,000	829,392
Lear Corp.
5.250%, 1/15/25	1,190,000	1,229,865
4.250%, 5/15/29	125,000	128,425
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,263,334
4.150%, 10/1/25	250,000	270,523

		4,748,751

Automobiles (0.1%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,253,550
General Motors Co.
5.000%, 10/1/28	750,000	794,887
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	409,518
Toyota Motor Corp.
3.183%, 7/20/21	500,000	510,740
2.157%, 7/2/22	185,000	186,260
2.358%, 7/2/24	250,000	252,312
3.669%, 7/20/28	355,000	392,187
2.760%, 7/2/29	250,000	257,887

		4,057,341

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
3.950%, 10/15/20	666,000	677,334
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	278,265
4.375%, 9/15/28	950,000	1,036,144
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	442,431
3.500%, 8/18/26	415,000	420,433
3.900%, 8/8/29	415,000	423,730
Marriott International, Inc.
3.375%, 10/15/20	626,000	630,671
2.300%, 1/15/22	500,000	499,361
3.250%, 9/15/22	1,700,000	1,735,729
3.600%, 4/15/24	350,000	366,818
Series AA
4.650%, 12/1/28	500,000	566,049
Series R
3.125%, 6/15/26	500,000	508,543
Series X
4.000%, 4/15/28	500,000	538,971
Series Z
4.150%, 12/1/23	500,000	535,157
McDonald’s Corp.
2.750%, 12/9/20	320,000	322,677
3.625%, 5/20/21	400,000	410,231
2.625%, 1/15/22	750,000	760,126
3.350%, 4/1/23	735,000	767,818
3.250%, 6/10/24	1,000,000	1,048,691
3.375%, 5/26/25	750,000	792,715
3.700%, 1/30/26	1,500,000	1,605,277
3.500%, 3/1/27	775,000	828,740
3.800%, 4/1/28	1,100,000	1,206,285
2.625%, 9/1/29	290,000	289,075
Royal Caribbean Cruises Ltd.
2.650%, 11/28/20	110,000	110,220
5.250%, 11/15/22	1,000,000	1,082,191
Sands China Ltd.
4.600%, 8/8/23	555,000	588,300
5.125%, 8/8/25	500,000	549,375
5.400%, 8/8/28	620,000	698,678
Starbucks Corp.
2.200%, 11/22/20	190,000	190,290
2.100%, 2/4/21	300,000	300,165
2.700%, 6/15/22	400,000	406,354
3.100%, 3/1/23	750,000	773,779
3.850%, 10/1/23	850,000	904,479
3.800%, 8/15/25	700,000	756,444
2.450%, 6/15/26	500,000	502,990
3.500%, 3/1/28	750,000	803,179
4.000%, 11/15/28	800,000	891,763

		25,249,478

Household Durables (0.1%)
DR Horton, Inc.
2.550%, 12/1/20	175,000	175,327
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	255,197
3.800%, 11/15/24	300,000	310,077
3.500%, 11/15/27	500,000	503,770
4.400%, 3/15/29	350,000	374,661
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,248,892
Newell Brands, Inc.
3.850%, 4/1/23	709,000	728,747
4.200%, 4/1/26	3,100,000	3,239,337
NVR, Inc.
3.950%, 9/15/22	150,000	157,047
Whirlpool Corp.
4.850%, 6/15/21	400,000	416,554
3.700%, 5/1/25	500,000	523,355
4.750%, 2/26/29	150,000	167,151

		8,100,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	$1,300,000	$1,319,409
2.800%, 6/6/23	535,000	540,719
3.600%, 11/28/24	2,500,000	2,620,250
3.400%, 12/6/27	1,780,000	1,845,130
Amazon.com, Inc.
3.300%, 12/5/21	1,050,000	1,083,803
2.500%, 11/29/22	1,200,000	1,222,928
2.400%, 2/22/23	680,000	691,507
2.800%, 8/22/24	375,000	390,134
3.800%, 12/5/24	1,000,000	1,086,765
5.200%, 12/3/25	500,000	589,774
3.150%, 8/22/27	4,000,000	4,249,796
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	663,864
3.650%, 3/15/25	600,000	640,965
3.600%, 6/1/26	500,000	532,026
eBay, Inc.
3.250%, 10/15/20	362,000	365,538
2.875%, 8/1/21	1,150,000	1,163,939
3.800%, 3/9/22	1,250,000	1,296,328
2.600%, 7/15/22	1,100,000	1,110,708
2.750%, 1/30/23	500,000	507,249
3.600%, 6/5/27	750,000	780,394
JD.com, Inc.
3.125%, 4/29/21	500,000	502,500
3.875%, 4/29/26(x)	500,000	516,250
QVC, Inc.
5.125%, 7/2/22	500,000	525,401
4.375%, 3/15/23	300,000	310,518
4.850%, 4/1/24	500,000	527,430
4.450%, 2/15/25	670,000	691,775

		25,775,100

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	506,062
3.500%, 9/15/27	290,000	296,088

		802,150

Multiline Retail (0.2%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,190,029
4.150%, 11/1/25	125,000	136,269
3.875%, 4/15/27	500,000	535,495
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	908,024
4.000%, 5/15/25	2,000,000	2,117,534
Kohl’s Corp.
4.250%, 7/17/25	750,000	795,000
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	501,406
3.875%, 1/15/22	400,000	407,246
4.375%, 9/1/23	635,000	652,566
3.625%, 6/1/24	1,000,000	999,224
Nordstrom, Inc.
4.000%, 10/15/21	600,000	617,971
4.000%, 3/15/27(x)	210,000	214,054
Target Corp.
2.500%, 4/15/26	2,000,000	2,035,412
3.375%, 4/15/29	750,000	804,345

		11,914,575

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	166,168
4.500%, 12/1/23	1,000,000	1,082,873
AutoNation, Inc.
3.350%, 1/15/21	375,000	377,338
3.500%, 11/15/24	400,000	406,275
4.500%, 10/1/25	215,000	228,611
3.800%, 11/15/27	500,000	504,422
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	1,984,893
3.700%, 4/15/22	350,000	364,093
3.125%, 4/18/24	500,000	515,879
3.250%, 4/15/25	333,000	344,090
3.125%, 4/21/26	125,000	128,874
3.750%, 4/18/29	500,000	536,049
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,084,384
Home Depot, Inc. (The)
2.000%, 4/1/21	1,500,000	1,502,898
4.400%, 4/1/21	650,000	670,316
3.250%, 3/1/22	155,000	160,325
2.625%, 6/1/22	1,750,000	1,788,755
2.700%, 4/1/23	800,000	824,266
3.750%, 2/15/24	1,000,000	1,077,002
3.350%, 9/15/25	490,000	523,810
3.000%, 4/1/26	750,000	787,296
2.125%, 9/15/26	625,000	620,317
2.800%, 9/14/27	750,000	779,890
3.900%, 12/6/28	290,000	324,868
2.950%, 6/15/29	290,000	304,347
Lowe’s Cos., Inc.
3.120%, 4/15/22	750,000	766,888
3.875%, 9/15/23(x)	1,000,000	1,062,770
3.125%, 9/15/24	500,000	518,246
3.375%, 9/15/25	510,000	535,823
2.500%, 4/15/26	750,000	747,457
3.100%, 5/3/27	750,000	773,911
3.650%, 4/5/29	680,000	725,727
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	292,540
4.625%, 9/15/21	300,000	313,882
3.800%, 9/1/22	300,000	312,271
3.850%, 6/15/23	250,000	263,130
3.550%, 3/15/26	500,000	526,728
4.350%, 6/1/28	800,000	890,939
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	755,882
2.500%, 5/15/23	450,000	458,441
2.250%, 9/15/26	500,000	497,383

		26,530,057

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	450,000	456,509
2.375%, 11/1/26	1,000,000	1,017,949
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	375,396
Tapestry, Inc.
3.000%, 7/15/22	500,000	504,591
4.250%, 4/1/25	500,000	521,656

		2,876,101

Total Consumer Discretionary		110,053,668

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	9,739,127
4.000%, 4/13/28	1,345,000	1,480,192
4.750%, 1/23/29	3,470,000	4,023,013
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	254,930
Brown-Forman Corp.
3.500%, 4/15/25	210,000	223,027
Coca-Cola Co.(The)
1.875%, 10/27/20	750,000	750,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 11/1/20	$1,000,000	$1,005,730
3.150%, 11/15/20	1,001,000	1,014,720
1.550%, 9/1/21	750,000	746,277
3.300%, 9/1/21	1,000,000	1,027,802
2.200%, 5/25/22	355,000	357,867
2.500%, 4/1/23	1,000,000	1,020,510
3.200%, 11/1/23(x)	650,000	683,629
1.750%, 9/6/24	750,000	742,999
2.875%, 10/27/25	850,000	888,432
2.550%, 6/1/26	500,000	510,432
2.250%, 9/1/26	1,000,000	999,962
2.900%, 5/25/27	500,000	524,343
2.125%, 9/6/29	750,000	734,740
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	263,265
Coca-Cola Femsa SAB de CV
3.875%, 11/26/23	500,000	529,062
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	499,378
3.750%, 5/1/21	395,000	404,129
2.700%, 5/9/22	225,000	227,609
2.650%, 11/7/22	500,000	505,434
3.200%, 2/15/23	1,000,000	1,028,934
4.250%, 5/1/23	1,470,000	1,566,887
4.400%, 11/15/25	335,000	369,269
3.700%, 12/6/26	750,000	794,782
3.500%, 5/9/27	300,000	314,211
3.600%, 2/15/28	1,000,000	1,054,931
4.650%, 11/15/28	310,000	353,453
3.150%, 8/1/29	750,000	765,538
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,527,463
3.500%, 9/18/23	465,000	489,297
2.125%, 10/24/24	500,000	500,260
3.875%, 5/18/28	400,000	445,677
2.375%, 10/24/29	410,000	407,450
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,021,150
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	151,641
Keurig Dr Pepper, Inc.
3.551%, 5/25/21	1,000,000	1,020,822
4.057%, 5/25/23	750,000	793,125
3.130%, 12/15/23	500,000	513,774
4.417%, 5/25/25	1,100,000	1,198,884
3.400%, 11/15/25	1,250,000	1,294,620
2.550%, 9/15/26	200,000	197,459
4.597%, 5/25/28	1,000,000	1,122,027
Molson Coors Brewing Co.
2.100%, 7/15/21	500,000	498,136
3.500%, 5/1/22	500,000	513,934
3.000%, 7/15/26	680,000	686,823
PepsiCo, Inc.
2.150%, 10/14/20	750,000	751,320
3.125%, 11/1/20	250,000	253,040
2.000%, 4/15/21	750,000	750,636
1.700%, 10/6/21	1,250,000	1,245,255
2.750%, 3/5/22	1,750,000	1,792,361
2.250%, 5/2/22	750,000	756,979
3.100%, 7/17/22(x)	750,000	774,222
2.750%, 3/1/23	1,000,000	1,028,235
3.600%, 3/1/24	1,000,000	1,069,260
3.500%, 7/17/25	750,000	807,845
2.850%, 2/24/26	300,000	312,636
2.375%, 10/6/26	670,000	678,297
3.000%, 10/15/27	750,000	793,334
2.625%, 7/29/29	375,000	383,606

		59,184,243

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,768,895
3.000%, 5/18/27	2,500,000	2,638,961
Kroger Co. (The)
3.300%, 1/15/21	100,000	101,365
2.600%, 2/1/21	250,000	251,265
2.950%, 11/1/21	960,000	974,787
3.400%, 4/15/22	350,000	360,460
3.850%, 8/1/23	1,250,000	1,319,272
4.000%, 2/1/24	190,000	201,575
2.650%, 10/15/26	600,000	591,871
4.500%, 1/15/29	350,000	391,380
Sysco Corp.
2.600%, 10/1/20	500,000	502,155
2.500%, 7/15/21	715,000	718,752
3.550%, 3/15/25	500,000	529,830
3.300%, 7/15/26	1,000,000	1,044,172
3.250%, 7/15/27	1,150,000	1,205,095
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,311,821
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	940,000	963,634
3.800%, 11/18/24	2,000,000	2,108,067
3.450%, 6/1/26	1,500,000	1,546,137
Walmart, Inc.
1.900%, 12/15/20	950,000	950,392
3.125%, 6/23/21	2,000,000	2,042,547
2.350%, 12/15/22	1,000,000	1,013,814
2.550%, 4/11/23	1,650,000	1,684,075
3.400%, 6/26/23	1,750,000	1,845,435
3.300%, 4/22/24	2,000,000	2,115,053
2.850%, 7/8/24	585,000	608,258
2.650%, 12/15/24	975,000	1,003,681
3.550%, 6/26/25	1,200,000	1,295,594
3.050%, 7/8/26	415,000	439,172
3.700%, 6/26/28	2,000,000	2,212,050
2.375%, 9/24/29	160,000	161,203

		33,900,768

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21(e)	250,000	257,832
3.375%, 3/15/22	590,000	609,644
2.500%, 8/11/26	500,000	504,818
Bunge Ltd. Finance Corp.
3.500%, 11/24/20	625,000	631,875
3.000%, 9/25/22	230,000	232,127
4.350%, 3/15/24	750,000	787,085
3.250%, 8/15/26	215,000	213,833
3.750%, 9/25/27	225,000	232,529
Campbell Soup Co.
3.300%, 3/15/21	665,000	674,056
4.250%, 4/15/21	100,000	102,791
2.500%, 8/2/22	363,000	363,943
3.650%, 3/15/23	1,000,000	1,039,436
3.950%, 3/15/25	750,000	793,157
3.300%, 3/19/25	450,000	459,489
4.150%, 3/15/28	1,000,000	1,076,816
Conagra Brands, Inc.
3.800%, 10/22/21	290,000	299,206
3.200%, 1/25/23	1,805,000	1,860,630
4.300%, 5/1/24	300,000	321,348
4.600%, 11/1/25	535,000	586,155
4.850%, 11/1/28	885,000	999,492
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	550,237
General Mills, Inc.
3.200%, 4/16/21	165,000	167,537
3.150%, 12/15/21	1,000,000	1,021,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 10/12/22	$500,000	$505,317
3.700%, 10/17/23	480,000	503,926
4.000%, 4/17/25	500,000	538,418
4.200%, 4/17/28	375,000	417,528
Hershey Co. (The)
4.125%, 12/1/20	500,000	511,571
3.100%, 5/15/21	195,000	198,284
3.375%, 5/15/23	475,000	496,497
3.200%, 8/21/25	300,000	318,985
2.300%, 8/15/26	500,000	502,891
Ingredion, Inc.
4.625%, 11/1/20	269,000	275,078
3.200%, 10/1/26	200,000	203,353
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	769,683
3.500%, 3/15/25	720,000	754,728
3.375%, 12/15/27	850,000	895,009
Kellogg Co.
4.000%, 12/15/20	88,000	89,800
3.125%, 5/17/22	500,000	510,485
2.650%, 12/1/23	917,000	928,341
3.400%, 11/15/27	650,000	681,868
4.300%, 5/15/28	500,000	557,485
Kraft Heinz Foods Co.
3.375%, 6/15/21	135,000	136,674
3.950%, 7/15/25	1,100,000	1,147,406
3.000%, 6/1/26	1,925,000	1,902,444
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	506,320
3.150%, 8/15/24	500,000	517,573
3.400%, 8/15/27	750,000	785,447
Mead Johnson Nutrition Co.
3.000%, 11/15/20	310,000	312,595
4.125%, 11/15/25	610,000	667,665
Mondelez International, Inc.
3.625%, 5/7/23	750,000	785,420
3.625%, 2/13/26	750,000	801,147
4.125%, 5/7/28	750,000	833,872
Tyson Foods, Inc.
2.250%, 8/23/21	165,000	165,190
4.500%, 6/15/22	1,375,000	1,452,609
3.900%, 9/28/23	280,000	296,679
4.000%, 3/1/26	250,000	270,199
3.550%, 6/2/27	975,000	1,033,771
4.350%, 3/1/29	325,000	366,870
Unilever Capital Corp.
4.250%, 2/10/21	350,000	360,362
2.750%, 3/22/21	500,000	505,283
1.375%, 7/28/21	295,000	291,669
3.000%, 3/7/22	500,000	511,817
2.200%, 5/5/22	1,000,000	1,005,044
3.125%, 3/22/23	750,000	779,152
3.250%, 3/7/24	585,000	615,847
2.600%, 5/5/24	930,000	953,791
3.375%, 3/22/25	500,000	530,462
3.100%, 7/30/25	300,000	313,504
2.000%, 7/28/26	250,000	246,896
2.900%, 5/5/27	1,000,000	1,046,299
3.500%, 3/22/28	1,000,000	1,095,227
2.125%, 9/6/29	500,000	491,586

		44,173,662

Household Products (0.2%)
Clorox Co. (The)
3.800%, 11/15/21	500,000	515,139
3.050%, 9/15/22	610,000	625,678
3.500%, 12/15/24	500,000	532,335
3.100%, 10/1/27	500,000	522,343
3.900%, 5/15/28	500,000	553,097
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	1,009,559
2.250%, 11/15/22	300,000	303,126
2.100%, 5/1/23	1,000,000	1,006,173
3.250%, 3/15/24	500,000	528,819
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	313,929
2.750%, 2/15/26	250,000	257,334
3.950%, 11/1/28	375,000	425,789
3.200%, 4/25/29	750,000	802,427
Procter & Gamble Co. (The)
1.900%, 10/23/20	350,000	350,491
1.700%, 11/3/21	500,000	499,497
2.150%, 8/11/22	1,000,000	1,009,342
3.100%, 8/15/23	2,625,000	2,751,123
2.450%, 11/3/26	500,000	511,969
2.850%, 8/11/27(x)	1,000,000	1,054,942

		13,573,112

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.700%, 5/10/21(x)	300,000	298,406
3.150%, 3/15/27	500,000	526,462

		824,868

Tobacco (0.3%)
Altria Group, Inc.
4.750%, 5/5/21	950,000	986,592
3.490%, 2/14/22	185,000	189,478
2.850%, 8/9/22	1,700,000	1,718,995
2.950%, 5/2/23	156,000	158,065
3.800%, 2/14/24	415,000	433,365
4.400%, 2/14/26	375,000	400,820
2.625%, 9/16/26	430,000	415,421
4.800%, 2/14/29	1,125,000	1,229,660
BAT Capital Corp.
2.764%, 8/15/22	1,250,000	1,260,116
3.222%, 8/15/24	1,250,000	1,263,650
2.789%, 9/6/24	525,000	520,419
3.215%, 9/6/26	750,000	740,574
3.557%, 8/15/27	2,250,000	2,264,085
3.462%, 9/6/29	750,000	733,605
Philip Morris International, Inc.
4.125%, 5/17/21	300,000	309,818
2.625%, 2/18/22	375,000	378,920
2.375%, 8/17/22	1,000,000	1,005,946
2.500%, 8/22/22	1,000,000	1,008,313
2.500%, 11/2/22	600,000	605,256
2.625%, 3/6/23	1,150,000	1,165,216
2.125%, 5/10/23	625,000	622,725
3.600%, 11/15/23	600,000	631,045
2.875%, 5/1/24	500,000	511,483
3.250%, 11/10/24	500,000	520,192
3.375%, 8/11/25	250,000	262,798
3.125%, 8/17/27(x)	1,000,000	1,029,345
Reynolds American, Inc.
4.000%, 6/12/22	600,000	624,211
4.850%, 9/15/23	1,500,000	1,617,918
4.450%, 6/12/25	2,035,000	2,169,008

		24,777,039

Total Consumer Staples		176,433,692

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	290,815
2.773%, 12/15/22	1,000,000	1,014,041
3.337%, 12/15/27	1,250,000	1,280,446
Halliburton Co.
3.250%, 11/15/21	350,000	356,734
3.500%, 8/1/23	800,000	832,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 11/15/25	$1,562,000	$1,655,953
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	324,220
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	690,448
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	500,000	502,979
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,585,801
TechnipFMC plc
3.450%, 10/1/22	400,000	408,292

		8,942,666

Oil, Gas & Consumable Fuels (2.8%)
Apache Corp.
3.250%, 4/15/22	147,000	149,685
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	537,635
5.950%, 6/1/26	250,000	279,261
4.800%, 5/3/29	415,000	441,486
BP Capital Markets America, Inc.
4.500%, 10/1/20	1,637,000	1,675,489
4.742%, 3/11/21	1,000,000	1,038,836
2.112%, 9/16/21	650,000	649,960
3.245%, 5/6/22	375,000	386,022
2.520%, 9/19/22	500,000	505,786
2.750%, 5/10/23	1,000,000	1,021,047
3.216%, 11/28/23	500,000	519,258
3.790%, 2/6/24	415,000	442,010
3.224%, 4/14/24	1,500,000	1,555,026
3.410%, 2/11/26	750,000	794,271
3.119%, 5/4/26	500,000	520,364
4.234%, 11/6/28	1,250,000	1,410,559
BP Capital Markets plc
3.561%, 11/1/21	1,500,000	1,544,089
2.500%, 11/6/22	1,500,000	1,515,819
3.994%, 9/26/23	500,000	533,684
3.814%, 2/10/24	1,150,000	1,224,953
3.535%, 11/4/24	1,150,000	1,218,730
3.279%, 9/19/27	3,250,000	3,424,564
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,442,964
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,446,290
3.800%, 4/15/24	64,000	67,368
3.850%, 6/1/27	1,300,000	1,369,212
Cenovus Energy, Inc.
3.000%, 8/15/22	765,000	767,012
4.250%, 4/15/27	1,250,000	1,295,687
Chevron Corp.
2.419%, 11/17/20	750,000	753,651
2.100%, 5/16/21	1,500,000	1,505,682
2.411%, 3/3/22	500,000	506,257
2.355%, 12/5/22	800,000	811,037
2.566%, 5/16/23	1,250,000	1,277,218
3.191%, 6/24/23	1,425,000	1,488,289
3.326%, 11/17/25	1,000,000	1,072,984
2.954%, 5/16/26	1,500,000	1,566,679
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,051,381
4.375%, 3/15/29	350,000	366,844
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,492,109
2.875%, 9/30/29	600,000	598,875
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23(x)	200,000	207,938
3.500%, 5/5/25	1,600,000	1,671,000
4.375%, 5/2/28	200,000	222,875
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,176,312
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	430,921
Concho Resources, Inc.
4.375%, 1/15/25	750,000	779,733
3.750%, 10/1/27	750,000	779,463
ConocoPhillips Co.
4.950%, 3/15/26	750,000	864,408
Continental Resources, Inc.
5.000%, 9/15/22	856,000	861,658
4.500%, 4/15/23	1,165,000	1,206,220
3.800%, 6/1/24	785,000	798,549
4.375%, 1/15/28	790,000	814,095
Devon Energy Corp.
5.850%, 12/15/25	500,000	594,150
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,113,500
4.125%, 1/16/25	1,000,000	1,049,100
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	764,186
4.950%, 5/15/28	300,000	311,503
4.150%, 9/15/29	750,000	723,941
Enbridge Energy Partners LP
4.200%, 9/15/21	500,000	517,616
Enbridge, Inc.
2.900%, 7/15/22	500,000	508,488
3.500%, 6/10/24	1,000,000	1,044,863
4.250%, 12/1/26	500,000	547,940
3.700%, 7/15/27	1,250,000	1,323,035
Encana Corp.
3.900%, 11/15/21	500,000	509,990
Energy Transfer Operating LP
4.150%, 10/1/20	800,000	810,307
4.650%, 6/1/21	1,500,000	1,532,421
5.200%, 2/1/22	1,000,000	1,055,042
3.600%, 2/1/23	1,150,000	1,181,528
4.200%, 9/15/23	250,000	262,742
4.500%, 4/15/24	250,000	266,994
4.050%, 3/15/25	2,000,000	2,084,548
4.750%, 1/15/26	1,250,000	1,362,079
4.950%, 6/15/28	375,000	412,267
Enterprise Products Operating LLC
2.800%, 2/15/21	500,000	504,727
2.850%, 4/15/21	1,055,000	1,067,823
3.500%, 2/1/22	400,000	412,074
4.050%, 2/15/22	500,000	521,526
3.350%, 3/15/23	1,356,000	1,405,662
3.750%, 2/15/25	1,415,000	1,508,886
4.150%, 10/16/28	600,000	665,369
3.125%, 7/31/29	750,000	767,819
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	480,000
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	721,464
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	740,625
EOG Resources, Inc.
4.100%, 2/1/21	1,625,000	1,668,121
3.150%, 4/1/25	2,000,000	2,100,137
4.150%, 1/15/26	500,000	552,786
EQM Midstream Partners LP
4.750%, 7/15/23	750,000	749,505
4.000%, 8/1/24	415,000	400,475
EQT Corp.
2.500%, 10/1/20	280,000	278,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 11/15/21	$156,000	$159,772
3.000%, 10/1/22	465,000	446,465
3.900%, 10/1/27(x)	1,500,000	1,300,317
Equinor ASA
2.900%, 11/8/20	1,170,000	1,181,155
2.750%, 11/10/21	1,000,000	1,015,630
3.150%, 1/23/22	1,000,000	1,026,579
2.450%, 1/17/23	500,000	508,203
2.650%, 1/15/24	500,000	512,547
3.700%, 3/1/24(x)	1,000,000	1,069,966
3.250%, 11/10/24	600,000	633,101
3.625%, 9/10/28	600,000	663,969
Exxon Mobil Corp.
2.222%, 3/1/21	1,480,000	1,483,006
2.397%, 3/6/22	250,000	253,596
1.902%, 8/16/22(x)	300,000	301,370
2.726%, 3/1/23	1,680,000	1,730,045
3.176%, 3/15/24	2,000,000	2,108,106
2.019%, 8/16/24	500,000	502,036
2.709%, 3/6/25	1,000,000	1,033,364
3.043%, 3/1/26	2,025,000	2,121,010
2.275%, 8/16/26	500,000	503,817
2.440%, 8/16/29	750,000	753,067
HollyFrontier Corp.
5.875%, 4/1/26	250,000	280,918
Husky Energy, Inc.
3.950%, 4/15/22	2,000,000	2,066,733
4.000%, 4/15/24	125,000	130,910
Kinder Morgan Energy Partners LP
3.500%, 3/1/21	2,040,000	2,070,009
5.800%, 3/1/21	1,000,000	1,047,752
4.150%, 3/1/22	500,000	521,241
3.950%, 9/1/22	1,750,000	1,827,419
3.450%, 2/15/23	500,000	516,524
3.500%, 9/1/23	100,000	103,751
4.250%, 9/1/24	750,000	805,631
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	767,351
4.300%, 3/1/28	1,250,000	1,354,805
Magellan Midstream Partners LP
4.250%, 2/1/21	624,000	639,541
5.000%, 3/1/26	250,000	281,732
Marathon Oil Corp.
2.800%, 11/1/22	875,000	879,235
3.850%, 6/1/25	750,000	779,920
4.400%, 7/15/27	750,000	796,861
Marathon Petroleum Corp.
3.400%, 12/15/20	1,000,000	1,005,703
5.125%, 3/1/21	391,000	405,912
5.125%, 12/15/26	2,000,000	2,246,563
3.800%, 4/1/28	300,000	312,072
MPLX LP
3.500%, 12/1/22§	865,000	889,180
3.375%, 3/15/23	500,000	514,131
4.875%, 12/1/24	1,000,000	1,100,600
4.000%, 2/15/25	300,000	316,673
4.875%, 6/1/25	1,500,000	1,650,030
4.125%, 3/1/27	2,085,000	2,206,405
Noble Energy, Inc.
4.150%, 12/15/21	156,000	160,672
3.900%, 11/15/24	1,500,000	1,571,935
Occidental Petroleum Corp.
4.850%, 3/15/21	379,000	392,369
2.600%, 8/13/21	520,000	522,896
3.125%, 2/15/22	1,500,000	1,524,128
2.600%, 4/15/22	900,000	903,693
2.700%, 8/15/22	700,000	704,376
2.700%, 2/15/23	1,156,000	1,161,469
2.900%, 8/15/24	900,000	906,786
5.550%, 3/15/26	1,250,000	1,412,219
3.400%, 4/15/26	355,000	361,901
3.200%, 8/15/26	635,000	638,545
3.500%, 8/15/29	760,000	770,716
Series 1 4.100%, 2/1/21	1,000,000	1,013,997
ONEOK Partners LP
3.375%, 10/1/22	150,000	153,877
5.000%, 9/15/23	1,000,000	1,089,196
ONEOK, Inc.
2.750%, 9/1/24	350,000	351,846
4.000%, 7/13/27	225,000	235,144
4.550%, 7/15/28	2,000,000	2,160,443
4.350%, 3/15/29	500,000	534,959
3.400%, 9/1/29	500,000	496,050
Petroleos Mexicanos
4.875%, 1/18/24(x)	2,000,000	2,059,000
2.378%, 4/15/25	648,000	655,257
2.460%, 12/15/25	650,000	641,810
4.500%, 1/23/26	2,000,000	1,931,980
6.875%, 8/4/26	1,000,000	1,075,000
6.490%, 1/23/27(x)§	500,000	521,250
6.500%, 3/13/27	4,500,000	4,674,797
5.350%, 2/12/28	715,000	684,166
Phillips 66
4.300%, 4/1/22	2,250,000	2,370,129
3.900%, 3/15/28	500,000	538,293
Phillips 66 Partners LP
2.450%, 12/15/24	250,000	248,966
3.605%, 2/15/25	1,000,000	1,046,460
3.550%, 10/1/26	300,000	309,292
Pioneer Natural Resources Co.
3.450%, 1/15/21	500,000	506,565
4.450%, 1/15/26	1,250,000	1,371,295
Plains All American Pipeline LP
5.000%, 2/1/21	1,000,000	1,027,940
3.850%, 10/15/23	250,000	257,500
3.600%, 11/1/24	1,250,000	1,276,563
4.500%, 12/15/26	500,000	529,890
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	3,615,000	3,741,304
5.750%, 5/15/24	2,215,000	2,461,496
5.625%, 3/1/25	1,215,000	1,364,016
5.000%, 3/15/27	3,000,000	3,301,810
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,036,183
3.375%, 10/15/26	315,000	325,598
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	253,989
3.450%, 1/15/23	750,000	767,013
4.250%, 4/1/24	1,000,000	1,055,081
5.950%, 12/1/25	250,000	287,220
3.900%, 7/15/26	500,000	520,714
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,066,021
3.900%, 5/25/27	200,000	207,373
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,025,395
Total Capital International SA
2.218%, 7/12/21	310,000	311,393
2.875%, 2/17/22	250,000	255,624
2.700%, 1/25/23	1,187,000	1,211,865
3.750%, 4/10/24	2,000,000	2,140,449
2.434%, 1/10/25	500,000	506,520
3.455%, 2/19/29	750,000	811,205
Total Capital SA
4.125%, 1/28/21	1,100,000	1,130,400
4.250%, 12/15/21	500,000	524,535
3.883%, 10/11/28	250,000	278,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
3.800%, 10/1/20	$1,298,000	$1,317,425
2.500%, 8/1/22	850,000	856,607
4.875%, 1/15/26	550,000	619,141
4.250%, 5/15/28	1,750,000	1,938,668
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	533,039
Valero Energy Corp.
3.650%, 3/15/25	600,000	631,930
3.400%, 9/15/26	350,000	357,241
4.350%, 6/1/28	350,000	380,011
4.000%, 4/1/29	765,000	811,785
Valero Energy Partners LP
4.375%, 12/15/26	215,000	233,361
4.500%, 3/15/28	500,000	547,605
Western Midstream Operating LP
4.000%, 7/1/22	500,000	504,060
3.950%, 6/1/25	1,400,000	1,349,614
4.650%, 7/1/26	250,000	245,600
4.750%, 8/15/28	270,000	264,948
Williams Cos., Inc. (The)
4.125%, 11/15/20	250,000	254,771
4.000%, 11/15/21	750,000	771,264
3.600%, 3/15/22	1,500,000	1,540,989
3.350%, 8/15/22	1,200,000	1,227,213
3.700%, 1/15/23	325,000	337,325
4.500%, 11/15/23	1,000,000	1,073,744
4.550%, 6/24/24	1,270,000	1,362,572
4.000%, 9/15/25	2,500,000	2,646,523
3.750%, 6/15/27	500,000	515,286

		212,126,017

Total Energy		221,068,683

Financials (14.0%)
Banks (8.9%)
Associated Bank NA
3.500%, 8/13/21	250,000	254,910
Australia & New Zealand Banking Group Ltd.
2.250%, 11/9/20	500,000	501,370
2.700%, 11/16/20	500,000	503,942
3.300%, 5/17/21	500,000	509,726
2.300%, 6/1/21	650,000	652,159
2.550%, 11/23/21	1,250,000	1,259,217
2.625%, 5/19/22	750,000	761,238
2.625%, 11/9/22(x)	500,000	507,929
3.700%, 11/16/25	1,000,000	1,079,410
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,006,850
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,026,418
3.125%, 2/23/23	570,000	579,053
3.848%, 4/12/23	1,200,000	1,247,245
2.706%, 6/27/24	800,000	808,811
5.179%, 11/19/25	1,000,000	1,099,983
4.250%, 4/11/27	1,000,000	1,072,139
4.379%, 4/12/28	1,200,000	1,309,932
3.306%, 6/27/29	800,000	826,622
Bancolombia SA
5.950%, 6/3/21	500,000	526,875
Bank of America Corp.
2.151%, 11/9/20	2,000,000	1,999,835
2.625%, 4/19/21	1,475,000	1,486,796
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)	1,150,000	1,151,491
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)	3,250,000	3,269,786
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)	1,150,000	1,173,111
2.503%, 10/21/22	4,250,000	4,279,105
3.300%, 1/11/23	4,300,000	4,441,632
4.100%, 7/24/23	2,000,000	2,134,445
4.125%, 1/22/24	1,200,000	1,291,439
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,075,961
4.000%, 4/1/24	5,000,000	5,359,469
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,104,975
4.200%, 8/26/24	625,000	669,506
4.000%, 1/22/25	1,000,000	1,060,635
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,564,170
3.875%, 8/1/25	2,000,000	2,157,306
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,182,362
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,941,633
4.450%, 3/3/26	655,000	713,575
3.500%, 4/19/26	3,000,000	3,175,323
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,580,952
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,072,825
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,602,122
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,303,719
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,636,449
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,162,839
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,499,359
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,337,063
Series L 3.950%, 4/21/25	2,450,000	2,595,123
Bank of Montreal
1.900%, 8/27/21	2,000,000	1,997,624
2.900%, 3/26/22	1,250,000	1,273,146
2.350%, 9/11/22	500,000	505,085
2.550%, 11/6/22	1,300,000	1,319,217
2.500%, 6/28/24	500,000	504,639
Series D 3.100%, 4/13/21	450,000	457,837
Series E 3.300%, 2/5/24	1,000,000	1,041,293
Bank of Nova Scotia (The)
2.350%, 10/21/20	1,250,000	1,253,403
2.500%, 1/8/21	750,000	754,132
4.375%, 1/13/21	1,150,000	1,183,548
2.450%, 3/22/21	750,000	754,350
3.125%, 4/20/21	750,000	762,273
2.800%, 7/21/21	1,000,000	1,013,365
2.700%, 3/7/22	250,000	253,602
2.450%, 9/19/22	3,050,000	3,076,457
2.375%, 1/18/23	350,000	352,012
3.400%, 2/11/24	750,000	783,579
2.700%, 8/3/26	750,000	757,588
Barclays Bank plc
5.140%, 10/14/20	269,000	275,214
2.650%, 1/11/21	3,420,000	3,426,667
Barclays plc
3.250%, 1/12/21	500,000	504,328
3.200%, 8/10/21	750,000	756,412
3.684%, 1/10/23	560,000	565,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)	$1,310,000	$1,358,996
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,045,125
3.650%, 3/16/25	1,750,000	1,791,871
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	774,273
4.375%, 1/12/26	1,500,000	1,585,714
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,093,647
BB&T Corp.
2.150%, 2/1/21	650,000	650,141
2.050%, 5/10/21	2,000,000	2,000,140
3.200%, 9/3/21	500,000	510,756
3.950%, 3/22/22	250,000	259,398
3.050%, 6/20/22	750,000	766,955
2.200%, 3/16/23	750,000	749,475
3.750%, 12/6/23	750,000	792,471
2.500%, 8/1/24	750,000	756,099
2.850%, 10/26/24	500,000	511,871
3.700%, 6/5/25	750,000	800,649
3.875%, 3/19/29	750,000	811,636
BBVA USA
3.500%, 6/11/21	530,000	537,993
2.875%, 6/29/22	750,000	757,192
2.500%, 8/27/24	500,000	496,567
3.875%, 4/10/25	1,000,000	1,040,082
BNP Paribas SA
5.000%, 1/15/21	2,000,000	2,073,853
3.250%, 3/3/23	650,000	675,952
4.250%, 10/15/24	1,000,000	1,053,620
Branch Banking & Trust Co.
2.625%, 1/15/22	1,250,000	1,259,893
3.625%, 9/16/25	1,000,000	1,060,177
3.800%, 10/30/26	300,000	322,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	347,245
Canadian Imperial Bank of Commerce
2.100%, 10/5/20	500,000	500,237
2.700%, 2/2/21	625,000	630,422
2.550%, 6/16/22	1,000,000	1,013,823
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23(k)	650,000	654,122
3.500%, 9/13/23	500,000	525,646
3.100%, 4/2/24	750,000	773,381
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,027,597
Capital One NA
2.950%, 7/23/21	1,000,000	1,012,888
2.250%, 9/13/21	2,000,000	1,999,585
2.650%, 8/8/22	750,000	757,914
2.150%, 9/6/22	415,000	414,561
Citibank NA
2.125%, 10/20/20	2,000,000	2,001,720
2.850%, 2/12/21	1,750,000	1,769,083
3.400%, 7/23/21	1,250,000	1,280,343
(ICE LIBOR USD 3 Month + 0.53%), 3.165%, 2/19/22(k)	1,350,000	1,367,910
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)	1,000,000	1,010,073
Citigroup, Inc.
2.650%, 10/26/20	4,250,000	4,275,830
2.700%, 3/30/21	1,150,000	1,160,473
2.350%, 8/2/21	1,000,000	1,003,933
2.900%, 12/8/21	2,000,000	2,029,947
4.500%, 1/14/22	200,000	210,151
2.750%, 4/25/22	1,275,000	1,291,581
4.050%, 7/30/22	150,000	157,003
2.700%, 10/27/22	2,500,000	2,535,767
3.375%, 3/1/23	1,150,000	1,190,667
3.500%, 5/15/23	1,000,000	1,034,722
3.875%, 10/25/23	1,550,000	1,641,896
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,215,391
3.750%, 6/16/24	500,000	527,750
4.000%, 8/5/24	2,500,000	2,646,384
3.875%, 3/26/25	500,000	525,640
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,553,568
3.300%, 4/27/25	1,000,000	1,039,693
4.400%, 6/10/25	650,000	700,575
3.700%, 1/12/26	3,000,000	3,192,233
4.600%, 3/9/26	595,000	649,862
3.400%, 5/1/26	2,500,000	2,615,890
3.200%, 10/21/26	3,250,000	3,347,363
4.450%, 9/29/27	1,250,000	1,363,077
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,174,298
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,608,354
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,182,781
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,902,550
Citizens Bank NA
2.250%, 10/30/20	650,000	651,314
2.550%, 5/13/21	610,000	614,103
3.250%, 2/14/22	250,000	256,179
2.650%, 5/26/22	505,000	511,001
3.700%, 3/29/23	500,000	524,021
3.750%, 2/18/26	500,000	536,896
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	354,869
4.300%, 12/3/25	750,000	799,724
2.850%, 7/27/26	500,000	503,605
Comerica Bank
2.500%, 7/23/24	300,000	302,944
4.000%, 7/27/25	250,000	268,153
Comerica, Inc.
3.700%, 7/31/23	375,000	394,116
4.000%, 2/1/29	450,000	495,856
Commonwealth Bank of Australia
2.400%, 11/2/20	1,000,000	1,004,033
2.550%, 3/15/21	900,000	906,396
Cooperatieve Rabobank UA
4.500%, 1/11/21	1,500,000	1,544,737
2.500%, 1/19/21	1,100,000	1,105,281
3.125%, 4/26/21	575,000	583,997
2.750%, 1/10/22	595,000	603,294
3.875%, 2/8/22	2,812,000	2,923,649
3.950%, 11/9/22	1,000,000	1,039,583
2.750%, 1/10/23	1,750,000	1,780,594
4.625%, 12/1/23	1,000,000	1,073,824
3.375%, 5/21/25	1,000,000	1,062,834
4.375%, 8/4/25	500,000	539,864
3.750%, 7/21/26	815,000	842,377
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	1,250,000	1,261,677
3.450%, 4/16/21	2,000,000	2,031,891
3.800%, 9/15/22	2,500,000	2,595,300
3.800%, 6/9/23	1,000,000	1,044,469
3.750%, 3/26/25	750,000	786,064
4.550%, 4/17/26	2,000,000	2,193,254
Discover Bank
3.200%, 8/9/21	350,000	355,388
3.350%, 2/6/23	250,000	257,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 8/8/23	$550,000	$585,382
2.450%, 9/12/24	750,000	748,178
3.450%, 7/27/26	840,000	866,011
4.650%, 9/13/28	625,000	697,850
Fifth Third Bancorp
2.600%, 6/15/22	800,000	808,091
4.300%, 1/16/24	700,000	750,035
3.650%, 1/25/24	750,000	790,862
3.950%, 3/14/28	750,000	820,631
Fifth Third Bank
2.200%, 10/30/20	370,000	370,448
2.250%, 6/14/21	750,000	751,300
3.350%, 7/26/21	605,000	617,665
3.950%, 7/28/25	645,000	699,725
3.850%, 3/15/26	600,000	638,701
First Republic Bank
2.500%, 6/6/22	500,000	502,251
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,281,744
5.100%, 4/5/21	2,700,000	2,808,489
2.950%, 5/25/21	1,750,000	1,767,047
2.650%, 1/5/22	1,500,000	1,510,306
4.875%, 1/14/22	750,000	792,574
4.000%, 3/30/22	1,650,000	1,719,694
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,526,688
3.600%, 5/25/23	1,500,000	1,559,162
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	304,060
4.250%, 3/14/24	1,700,000	1,784,696
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	1,013,565
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	910,028
4.250%, 8/18/25	1,600,000	1,692,926
3.900%, 5/25/26	1,140,000	1,205,964
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,748,790
4.375%, 11/23/26	1,815,000	1,936,296
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,325,688
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,237,562
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,243,946
HSBC USA, Inc.
3.500%, 6/23/24	900,000	950,475
Huntington Bancshares, Inc.
7.000%, 12/15/20	80,000	84,525
2.300%, 1/14/22	2,800,000	2,811,322
2.625%, 8/6/24	500,000	503,942
4.000%, 5/15/25	350,000	374,454
Huntington National Bank (The)
3.250%, 5/14/21	350,000	356,205
3.125%, 4/1/22	430,000	439,666
2.500%, 8/7/22	750,000	759,590
3.550%, 10/6/23	500,000	524,012
Industrial & Commercial Bank of China Ltd.
2.905%, 11/13/20	750,000	752,535
2.635%, 5/26/21	350,000	351,094
2.452%, 10/20/21	1,150,000	1,149,641
2.957%, 11/8/22	500,000	505,625
3.538%, 11/8/27	500,000	524,687
ING Groep NV
3.150%, 3/29/22	1,250,000	1,276,958
4.100%, 10/2/23	1,500,000	1,592,145
3.550%, 4/9/24	750,000	783,012
3.950%, 3/29/27	1,250,000	1,349,025
4.050%, 4/9/29	560,000	614,405
JPMorgan Chase & Co.
4.250%, 10/15/20	874,000	893,806
2.550%, 10/29/20	3,385,000	3,402,420
2.550%, 3/1/21	1,000,000	1,006,192
4.625%, 5/10/21	2,000,000	2,078,694
2.400%, 6/7/21	1,250,000	1,256,452
4.350%, 8/15/21	300,000	311,901
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)	1,250,000	1,277,171
3.250%, 9/23/22	2,849,000	2,944,498
2.972%, 1/15/23	3,250,000	3,304,820
3.200%, 1/25/23	4,369,000	4,510,114
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,087,706
3.375%, 5/1/23	2,075,000	2,144,670
2.700%, 5/18/23	2,000,000	2,034,656
3.875%, 2/1/24	3,000,000	3,197,457
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,173,190
3.625%, 5/13/24	3,000,000	3,173,986
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,332,766
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,448,755
3.900%, 7/15/25	3,000,000	3,229,786
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,494,100
3.300%, 4/1/26	2,000,000	2,088,342
3.200%, 6/15/26	1,750,000	1,813,184
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,883,632
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	7,379,676
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,638,135
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,658,664
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,129,951
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	669,274
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,000,000	992,771
KeyBank NA
3.350%, 6/15/21	250,000	255,051
2.500%, 11/22/21	250,000	251,889
3.300%, 2/1/22	250,000	256,588
2.400%, 6/9/22	635,000	639,228
2.300%, 9/14/22	1,500,000	1,506,527
3.375%, 3/7/23	500,000	519,613
3.300%, 6/1/25	250,000	262,320
3.400%, 5/20/26	1,000,000	1,040,193
KeyCorp
5.100%, 3/24/21	1,375,000	1,433,141
4.150%, 10/29/25	310,000	338,480
Korea Development Bank (The)
4.625%, 11/16/21	250,000	262,813
2.625%, 2/27/22	2,000,000	2,023,125
3.000%, 3/19/22	250,000	255,312
3.000%, 9/14/22	1,000,000	1,024,375
3.375%, 3/12/23	500,000	520,690
2.750%, 3/19/23	500,000	511,562
3.750%, 1/22/24	500,000	533,273
3.250%, 2/19/24	350,000	366,030
2.125%, 10/1/24	390,000	389,823
Kreditanstalt fuer Wiederaufbau
2.750%, 10/1/20(x)	3,150,000	3,176,837
1.875%, 11/30/20	1,500,000	1,500,246
1.875%, 12/15/20	2,250,000	2,250,797
1.625%, 3/15/21	4,000,000	3,989,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 3/24/21	$1,890,000	$1,905,873
2.625%, 4/12/21	2,400,000	2,430,084
1.500%, 6/15/21	4,000,000	3,982,983
2.375%, 8/25/21	1,500,000	1,518,316
1.750%, 9/15/21	3,950,000	3,953,072
2.000%, 11/30/21	2,000,000	2,013,330
2.625%, 1/25/22	3,000,000	3,064,367
2.500%, 2/15/22	2,250,000	2,293,101
2.125%, 3/7/22	3,500,000	3,537,875
2.125%, 6/15/22	3,000,000	3,037,341
2.000%, 10/4/22	2,312,000	2,336,660
2.375%, 12/29/22	4,015,000	4,108,636
2.125%, 1/17/23	3,350,000	3,402,611
2.625%, 2/28/24(x)	2,125,000	2,217,803
1.375%, 8/5/24(x)	2,250,000	2,231,592
2.500%, 11/20/24	5,000,000	5,194,411
2.000%, 5/2/25	3,000,000	2,994,953
2.875%, 4/3/28	1,750,000	1,912,244
1.750%, 9/14/29	525,000	526,219
Landwirtschaftliche Rentenbank
1.750%, 9/24/21	800,000	800,665
3.125%, 11/14/23	1,500,000	1,590,366
2.000%, 1/13/25	3,000,000	3,045,093
1.750%, 7/27/26	500,000	502,667
Series 36
2.000%, 12/6/21	1,000,000	1,006,515
Series 37
2.500%, 11/15/27(x)	2,000,000	2,103,348
Lloyds Bank plc
6.375%, 1/21/21	1,000,000	1,054,082
3.300%, 5/7/21	975,000	991,966
2.250%, 8/14/22	750,000	749,295
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	379,978
3.000%, 1/11/22	1,365,000	1,378,947
(ICE LIBOR USD 3 Month + 1.25%), 2.858%, 3/17/23(k)	750,000	752,317
4.050%, 8/16/23	750,000	785,618
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,756,403
3.900%, 3/12/24	400,000	418,193
4.450%, 5/8/25	575,000	618,284
4.582%, 12/10/25	1,000,000	1,047,563
4.650%, 3/24/26	1,750,000	1,842,456
3.750%, 1/11/27	1,385,000	1,430,857
4.375%, 3/22/28	1,350,000	1,458,702
4.550%, 8/16/28	850,000	932,092
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,782,143
M&T Bank Corp.
3.550%, 7/26/23	500,000	524,780
Manufacturers & Traders Trust Co.
2.500%, 5/18/22	500,000	504,229
2.900%, 2/6/25	1,000,000	1,029,350
3.400%, 8/17/27	330,000	353,913
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,047,971
3.535%, 7/26/21	290,000	296,544
2.190%, 9/13/21	1,350,000	1,347,165
2.998%, 2/22/22	1,250,000	1,269,846
3.218%, 3/7/22	500,000	510,682
2.623%, 7/18/22	750,000	756,385
3.455%, 3/2/23	1,000,000	1,036,002
3.761%, 7/26/23	1,750,000	1,837,711
2.527%, 9/13/23	760,000	763,958
3.407%, 3/7/24	750,000	781,100
2.801%, 7/18/24	1,000,000	1,016,588
3.777%, 3/2/25(x)	1,000,000	1,064,004
3.850%, 3/1/26	2,170,000	2,327,639
2.757%, 9/13/26(x)	1,250,000	1,260,406
3.677%, 2/22/27	1,000,000	1,067,093
3.287%, 7/25/27	1,000,000	1,042,713
3.961%, 3/2/28	1,500,000	1,645,346
4.050%, 9/11/28	1,000,000	1,108,528
3.741%, 3/7/29	750,000	811,018
3.195%, 7/18/29	1,000,000	1,030,266
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	848,265
2.953%, 2/28/22	1,150,000	1,165,578
2.601%, 9/11/22	1,000,000	1,006,593
3.549%, 3/5/23	1,000,000	1,037,383
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23(k)	235,000	236,308
(ICE LIBOR USD 3 Month + 0.98%), 2.839%, 7/16/25(k)	750,000	757,156
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)	500,000	498,308
2.839%, 9/13/26	850,000	858,963
3.663%, 2/28/27(x)	1,000,000	1,065,593
3.170%, 9/11/27	1,250,000	1,292,666
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,103,208
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	769,713
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,855,215
3.000%, 2/10/25	80,000	81,589
MUFG Union Bank NA
3.150%, 4/1/22	750,000	768,785
National Australia Bank Ltd.
2.500%, 1/12/21	500,000	502,545
2.625%, 1/14/21	750,000	755,014
1.875%, 7/12/21	1,000,000	996,872
3.375%, 9/20/21	500,000	512,725
3.700%, 11/4/21	650,000	672,015
3.000%, 1/20/23	1,350,000	1,386,663
2.875%, 4/12/23	750,000	767,323
3.625%, 6/20/23	500,000	525,813
3.375%, 1/14/26	750,000	794,760
2.500%, 7/12/26	1,500,000	1,510,678
National Bank of Canada
2.200%, 11/2/20	750,000	751,467
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	1,625,000	1,659,792
2.375%, 10/1/21	1,500,000	1,518,783
2.625%, 1/31/22	750,000	765,308
2.875%, 3/13/23	750,000	778,829
3.125%, 11/7/23	2,750,000	2,900,335
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	310,329
PNC Bank NA
2.500%, 1/22/21	2,500,000	2,515,102
2.150%, 4/29/21	1,250,000	1,251,953
2.550%, 12/9/21	1,050,000	1,061,085
2.950%, 1/30/23	250,000	256,329
3.500%, 6/8/23	335,000	351,901
3.800%, 7/25/23	1,000,000	1,053,698
3.300%, 10/30/24	1,000,000	1,049,388
2.950%, 2/23/25	250,000	257,872
3.250%, 6/1/25	500,000	522,781
3.100%, 10/25/27	500,000	524,329
3.250%, 1/22/28	1,000,000	1,060,859
Series FXD
(ICE LIBOR USD 3 Month + 0.44%), 2.232%, 7/22/22(k)	400,000	400,208
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22(e)	2,000,000	2,037,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 1/23/24	$175,000	$185,222
3.900%, 4/29/24	500,000	533,424
2.600%, 7/23/26	350,000	353,785
3.150%, 5/19/27	750,000	789,369
3.450%, 4/23/29	750,000	799,847
Regions Bank
2.750%, 4/1/21	1,000,000	1,008,822
Regions Financial Corp.
3.200%, 2/8/21	675,000	682,792
2.750%, 8/14/22	650,000	660,011
3.800%, 8/14/23	750,000	790,855
Royal Bank of Canada
2.150%, 10/26/20	560,000	560,745
2.350%, 10/30/20	1,250,000	1,254,754
2.500%, 1/19/21	1,000,000	1,006,080
3.200%, 4/30/21	770,000	783,959
2.750%, 2/1/22	750,000	761,122
2.800%, 4/29/22	750,000	762,278
3.700%, 10/5/23	1,500,000	1,585,438
2.550%, 7/16/24	750,000	758,721
4.650%, 1/27/26	2,000,000	2,203,732
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,965,000	2,122,662
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	2,025,250
6.100%, 6/10/23	875,000	953,670
3.875%, 9/12/23	800,000	825,442
6.000%, 12/19/23	1,740,000	1,905,377
5.125%, 5/28/24	1,890,000	2,014,109
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,102,912
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,045,807
4.800%, 4/5/26	1,750,000	1,907,376
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	550,000	604,351
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	803,349
Santander Holdings USA, Inc.
4.450%, 12/3/21	145,000	150,823
3.700%, 3/28/22	1,590,000	1,633,628
3.400%, 1/18/23	750,000	767,550
3.500%, 6/7/24	350,000	358,968
4.500%, 7/17/25	1,500,000	1,606,378
4.400%, 7/13/27	485,000	517,321
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	752,747
3.125%, 1/8/21	1,000,000	1,006,652
2.875%, 8/5/21	1,250,000	1,257,360
3.571%, 1/10/23	520,000	527,305
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	802,466
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	769,984
Santander UK plc
2.125%, 11/3/20	495,000	494,486
2.500%, 1/5/21	1,000,000	1,001,028
3.400%, 6/1/21	750,000	763,872
3.750%, 11/15/21	500,000	515,711
4.000%, 3/13/24	1,000,000	1,062,143
2.875%, 6/18/24	750,000	762,008
Skandinaviska Enskilda Banken AB
2.625%, 3/15/21	1,000,000	1,007,029
1.875%, 9/13/21	800,000	794,756
2.800%, 3/11/22	750,000	761,924
Sumitomo Mitsui Banking Corp.
2.450%, 10/20/20	800,000	803,011
3.200%, 7/18/22	750,000	768,636
3.000%, 1/18/23	1,000,000	1,021,980
3.950%, 1/10/24	2,250,000	2,395,455
3.400%, 7/11/24	1,000,000	1,043,385
3.650%, 7/23/25	750,000	799,691
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,260,550
2.442%, 10/19/21	1,000,000	1,003,388
2.846%, 1/11/22	1,500,000	1,518,521
2.778%, 10/18/22	750,000	760,820
3.102%, 1/17/23	1,000,000	1,025,178
3.936%, 10/16/23	750,000	794,766
2.696%, 7/16/24	1,000,000	1,008,046
2.448%, 9/27/24	350,000	349,488
3.010%, 10/19/26	1,000,000	1,028,577
3.446%, 1/11/27	1,700,000	1,794,265
3.364%, 7/12/27	750,000	787,035
3.352%, 10/18/27(x)	750,000	787,836
3.544%, 1/17/28	2,000,000	2,135,993
4.306%, 10/16/28(x)	750,000	850,626
3.040%, 7/16/29	1,000,000	1,020,728
3.202%, 9/17/29	350,000	353,800
2.724%, 9/27/29	350,000	347,545
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21(k)	190,000	192,674
2.800%, 5/17/22	750,000	761,471
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22(k)	500,000	510,521
3.000%, 2/2/23	1,000,000	1,023,775
3.200%, 4/1/24	750,000	779,711
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	523,306
4.050%, 11/3/25	185,000	202,184
3.300%, 5/15/26	1,000,000	1,039,516
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	504,943
2.700%, 1/27/22	1,000,000	1,010,898
4.000%, 5/1/25	600,000	648,484
Svenska Handelsbanken AB
2.450%, 3/30/21	1,145,000	1,150,401
3.350%, 5/24/21	2,655,000	2,706,910
1.875%, 9/7/21	505,000	503,284
3.900%, 11/20/23	500,000	533,267
Synovus Financial Corp.
3.125%, 11/1/22	300,000	302,721
Toronto-Dominion Bank (The)
2.500%, 12/14/20	1,000,000	1,006,232
2.550%, 1/25/21	1,750,000	1,762,194
2.125%, 4/7/21	1,500,000	1,502,316
3.250%, 6/11/21	750,000	765,056
3.500%, 7/19/23	750,000	789,267
3.250%, 3/11/24	750,000	783,982
2.650%, 6/12/24	750,000	764,312
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	1,033,663
US Bancorp
2.350%, 1/29/21	1,000,000	1,003,760
4.125%, 5/24/21	1,000,000	1,030,053
3.000%, 3/15/22	750,000	768,270
2.950%, 7/15/22	1,600,000	1,635,560
3.700%, 1/30/24	500,000	533,669
2.400%, 7/30/24	750,000	760,226
3.600%, 9/11/24	1,000,000	1,064,240
3.950%, 11/17/25	500,000	547,471
3.100%, 4/27/26	1,415,000	1,469,173
3.900%, 4/26/28	650,000	728,807
3.000%, 7/30/29	750,000	772,707
Series V
2.375%, 7/22/26	2,000,000	2,017,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
US Bank NA
2.050%, 10/23/20	$765,000	$765,454
3.150%, 4/26/21	750,000	763,576
3.450%, 11/16/21	750,000	771,448
2.650%, 5/23/22	750,000	762,356
2.850%, 1/23/23	750,000	769,022
3.400%, 7/24/23	500,000	523,886
2.800%, 1/27/25	1,000,000	1,031,350
Webster Financial Corp.
4.100%, 3/25/29	500,000	535,489
Wells Fargo & Co.
2.550%, 12/7/20	1,715,000	1,724,346
3.000%, 1/22/21	1,500,000	1,516,489
2.500%, 3/4/21	2,000,000	2,009,138
4.600%, 4/1/21	2,000,000	2,073,579
2.100%, 7/26/21	1,250,000	1,249,138
3.500%, 3/8/22	1,844,000	1,901,809
3.069%, 1/24/23	1,000,000	1,018,339
4.125%, 8/15/23	3,000,000	3,180,472
3.750%, 1/24/24	1,250,000	1,319,510
3.300%, 9/9/24	2,000,000	2,085,790
3.000%, 2/19/25	2,500,000	2,569,567
3.000%, 4/22/26	4,000,000	4,106,215
4.100%, 6/3/26	2,000,000	2,141,850
3.000%, 10/23/26	1,500,000	1,537,063
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,145,194
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,491,866
4.150%, 1/24/29	1,350,000	1,497,321
Series M
3.450%, 2/13/23	1,806,000	1,863,810
Wells Fargo Bank NA
2.600%, 1/15/21	2,500,000	2,518,508
3.625%, 10/22/21	1,500,000	1,545,441
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22(k)	870,000	879,684
(ICE LIBOR USD 3 Month + 0.65%), 2.082%, 9/9/22(k)	1,200,000	1,197,208
3.550%, 8/14/23	1,950,000	2,045,589
Westpac Banking Corp.
2.650%, 1/25/21	1,150,000	1,158,601
2.100%, 5/13/21	750,000	750,504
2.000%, 8/19/21	1,250,000	1,248,833
2.500%, 6/28/22(x)	1,250,000	1,264,554
2.750%, 1/11/23	750,000	765,510
3.650%, 5/15/23	750,000	789,489
3.300%, 2/26/24	1,250,000	1,306,990
2.850%, 5/13/26	750,000	775,654
2.700%, 8/19/26	1,750,000	1,793,277
3.350%, 3/8/27	1,250,000	1,339,140
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	1,055,000
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	258,260
Zions Bancorp NA
3.350%, 3/4/22	455,000	464,083

		691,590,395

Capital Markets (2.0%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	372,953
Ameriprise Financial, Inc.
3.000%, 3/22/22	165,000	167,934
4.000%, 10/15/23	150,000	159,732
3.700%, 10/15/24	750,000	800,327
2.875%, 9/15/26	500,000	511,208
Ares Capital Corp.
3.625%, 1/19/22	600,000	607,645
3.500%, 2/10/23	750,000	755,062
4.200%, 6/10/24	560,000	573,906
4.250%, 3/1/25	500,000	514,108
Bank of New York Mellon Corp. (The)
2.450%, 11/27/20	1,000,000	1,004,833
4.150%, 2/1/21	1,187,000	1,219,131
2.500%, 4/15/21	600,000	604,400
2.050%, 5/3/21	1,000,000	1,000,570
3.550%, 9/23/21	750,000	772,102
1.950%, 8/23/22	625,000	623,580
2.950%, 1/29/23	500,000	513,046
3.500%, 4/28/23	750,000	786,193
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	708,025
3.450%, 8/11/23	750,000	784,201
2.200%, 8/16/23	425,000	425,466
2.800%, 5/4/26	750,000	768,248
2.450%, 8/17/26	1,000,000	1,002,571
3.250%, 5/16/27	700,000	737,461
3.400%, 1/29/28	500,000	535,711
3.850%, 4/28/28(x)	850,000	946,323
Series 0012
3.650%, 2/4/24	2,100,000	2,219,949
Series G
3.000%, 2/24/25	1,500,000	1,552,578
BGC Partners, Inc.
5.375%, 7/24/23	350,000	372,819
3.750%, 10/1/24§	200,000	199,262
BlackRock, Inc.
4.250%, 5/24/21	1,000,000	1,037,641
3.375%, 6/1/22	500,000	519,137
3.500%, 3/18/24	1,400,000	1,494,504
3.200%, 3/15/27	347,000	367,274
3.250%, 4/30/29	445,000	476,878
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	637,021
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	799,877
3.900%, 1/25/28	500,000	520,677
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	691,285
Charles Schwab Corp. (The)
3.250%, 5/21/21	665,000	675,449
2.650%, 1/25/23	500,000	509,153
3.550%, 2/1/24	650,000	685,909
3.000%, 3/10/25	150,000	155,444
3.850%, 5/21/25	750,000	809,869
3.200%, 3/2/27	500,000	525,616
3.250%, 5/22/29	500,000	527,151
CME Group, Inc.
3.000%, 9/15/22	500,000	514,772
3.000%, 3/15/25	1,000,000	1,045,608
3.750%, 6/15/28	350,000	390,259
Credit Suisse AG
3.000%, 10/29/21	850,000	864,238
Deutsche Bank AG
3.125%, 1/13/21	1,000,000	999,845
3.150%, 1/22/21	1,150,000	1,147,706
3.375%, 5/12/21	500,000	499,056
4.250%, 10/14/21	3,500,000	3,552,768
3.300%, 11/16/22	1,150,000	1,139,028
3.950%, 2/27/23	850,000	861,738
3.700%, 5/30/24	1,500,000	1,498,035
4.100%, 1/13/26	1,000,000	995,296
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	507,708
3.800%, 8/24/27	250,000	260,332
4.500%, 6/20/28	350,000	381,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Eaton Vance Corp.
3.625%, 6/15/23	$500,000	$523,374
3.500%, 4/6/27	250,000	266,758
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,281,956
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	255,637
Goldman Sachs Group, Inc. (The)
2.600%, 12/27/20	4,000,000	4,005,752
2.875%, 2/25/21	1,000,000	1,007,870
2.625%, 4/25/21	1,860,000	1,869,841
5.250%, 7/27/21	1,905,000	2,007,664
2.350%, 11/15/21	900,000	900,931
5.750%, 1/24/22	1,400,000	1,508,540
3.000%, 4/26/22	2,085,000	2,107,664
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,527,566
3.625%, 1/22/23	244,000	253,891
3.200%, 2/23/23	2,855,000	2,933,442
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,520,677
3.625%, 2/20/24	1,080,000	1,131,752
4.000%, 3/3/24	3,045,000	3,238,311
3.850%, 7/8/24	2,000,000	2,116,713
3.500%, 1/23/25	3,250,000	3,393,737
3.750%, 5/22/25	2,400,000	2,539,477
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,886,939
3.750%, 2/25/26	580,000	612,879
3.500%, 11/16/26	1,815,000	1,885,756
3.850%, 1/26/27	2,240,000	2,372,701
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,048,533
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,180,495
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	614,631
2.350%, 9/15/22	1,750,000	1,762,203
3.450%, 9/21/23	300,000	314,294
4.000%, 10/15/23	850,000	907,418
3.750%, 12/1/25	610,000	657,674
3.750%, 9/21/28	535,000	587,305
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,022,118
Jefferies Group LLC
5.125%, 1/20/23	117,000	125,617
4.850%, 1/15/27	665,000	703,909
Lazard Group LLC
4.500%, 9/19/28	350,000	381,932
4.375%, 3/11/29	500,000	541,573
Legg Mason, Inc.
4.750%, 3/15/26	250,000	273,724
Moody’s Corp.
3.250%, 6/7/21	250,000	254,411
2.750%, 12/15/21	250,000	252,980
4.500%, 9/1/22	31,000	32,966
2.625%, 1/15/23	650,000	657,405
4.875%, 2/15/24	500,000	552,460
Morgan Stanley
5.750%, 1/25/21	4,112,000	4,299,987
2.500%, 4/21/21	2,500,000	2,513,078
5.500%, 7/28/21	2,130,000	2,258,938
2.625%, 11/17/21	2,205,000	2,225,395
2.750%, 5/19/22	2,065,000	2,091,907
4.875%, 11/1/22	312,000	334,463
3.125%, 1/23/23	800,000	820,072
3.750%, 2/25/23	394,000	411,926
4.100%, 5/22/23	2,000,000	2,104,171
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	939,622
3.700%, 10/23/24	2,000,000	2,116,723
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	505,665
4.000%, 7/23/25	505,000	544,570
5.000%, 11/24/25	3,000,000	3,358,882
3.875%, 1/27/26	3,000,000	3,216,265
3.125%, 7/27/26	3,000,000	3,096,824
3.625%, 1/20/27	4,000,000	4,224,912
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,593,651
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,064,071
Series F
3.875%, 4/29/24	2,500,000	2,655,146
Nasdaq, Inc.
3.850%, 6/30/26	145,000	155,321
Northern Trust Corp.
3.450%, 11/4/20	850,000	863,019
3.375%, 8/23/21	375,000	385,383
2.375%, 8/2/22	500,000	504,789
3.650%, 8/3/28	500,000	548,438
3.150%, 5/3/29	500,000	530,259
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	480,377
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	315,620
Prospect Capital Corp.
5.875%, 3/15/23	250,000	263,146
S&P Global, Inc.
4.000%, 6/15/25	250,000	272,918
Stifel Financial Corp.
4.250%, 7/18/24	700,000	734,944
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	256,284
3.750%, 4/1/24	750,000	795,430
3.625%, 4/1/25	1,000,000	1,063,339
3.300%, 4/1/27	455,000	480,005

		152,377,071

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
4.625%, 10/30/20	2,350,000	2,405,648
4.500%, 5/15/21	2,150,000	2,220,376
4.450%, 12/16/21	155,000	161,187
3.950%, 2/1/22	700,000	723,063
3.500%, 5/26/22	1,030,000	1,056,895
3.300%, 1/23/23	500,000	509,501
4.125%, 7/3/23	500,000	523,791
4.875%, 1/16/24	445,000	479,999
2.875%, 8/14/24	350,000	349,126
3.500%, 1/15/25	600,000	612,187
4.450%, 10/1/25	350,000	372,522
4.450%, 4/3/26	500,000	532,711
3.650%, 7/21/27	1,000,000	1,014,570
3.875%, 1/23/28	500,000	512,852
American Express Co.
2.200%, 10/30/20	600,000	600,895
3.000%, 2/22/21	500,000	506,491
3.375%, 5/17/21	1,150,000	1,167,376
3.700%, 11/5/21	785,000	810,315
2.750%, 5/20/22	500,000	507,677
2.500%, 8/1/22	1,000,000	1,009,146
2.650%, 12/2/22	1,487,000	1,509,391
3.400%, 2/27/23	2,000,000	2,076,295
3.700%, 8/3/23	1,000,000	1,052,658
3.400%, 2/22/24	750,000	784,739
2.500%, 7/30/24	500,000	504,160
3.000%, 10/30/24	750,000	774,426
3.625%, 12/5/24	1,070,000	1,130,732
4.200%, 11/6/25	1,075,000	1,181,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 5/20/26	$500,000	$518,987
American Express Credit Corp.
2.250%, 5/5/21	2,000,000	2,005,297
3.300%, 5/3/27	1,150,000	1,224,386
American Honda Finance Corp.
3.150%, 1/8/21	335,000	340,011
2.650%, 2/12/21	1,000,000	1,009,717
1.650%, 7/12/21	1,000,000	993,913
3.375%, 12/10/21	400,000	411,341
2.200%, 6/27/22	500,000	501,780
2.600%, 11/16/22	650,000	660,278
2.050%, 1/10/23	200,000	199,724
3.450%, 7/14/23	500,000	524,246
3.625%, 10/10/23	500,000	528,524
3.550%, 1/12/24	500,000	528,130
2.900%, 2/16/24	500,000	515,043
2.400%, 6/27/24	500,000	503,343
2.150%, 9/10/24	350,000	348,479
2.300%, 9/9/26	720,000	713,999
3.500%, 2/15/28	500,000	536,088
Capital One Financial Corp.
2.400%, 10/30/20	175,000	175,346
4.750%, 7/15/21	500,000	522,061
3.050%, 3/9/22	600,000	611,616
3.200%, 1/30/23	1,000,000	1,024,543
3.900%, 1/29/24	750,000	793,561
3.750%, 4/24/24	1,000,000	1,051,350
3.300%, 10/30/24	350,000	361,835
4.250%, 4/30/25	850,000	918,922
4.200%, 10/29/25	750,000	798,770
3.750%, 7/28/26	2,000,000	2,076,201
3.750%, 3/9/27	1,150,000	1,208,592
3.800%, 1/31/28	1,000,000	1,054,558
Caterpillar Financial Services Corp.
3.350%, 12/7/20	300,000	304,425
2.900%, 3/15/21	500,000	506,085
3.150%, 9/7/21	275,000	280,579
1.931%, 10/1/21	1,000,000	997,003
2.850%, 6/1/22	500,000	510,899
1.900%, 9/6/22	430,000	429,256
2.550%, 11/29/22	500,000	508,293
2.625%, 3/1/23(x)	1,000,000	1,016,372
3.450%, 5/15/23	500,000	524,479
3.650%, 12/7/23	250,000	265,054
2.850%, 5/17/24	350,000	359,284
3.300%, 6/9/24	1,250,000	1,306,992
3.250%, 12/1/24	500,000	524,736
2.400%, 8/9/26	250,000	251,494
Series I
2.650%, 5/17/21	335,000	338,056
Discover Financial Services
5.200%, 4/27/22	100,000	107,155
3.850%, 11/21/22	1,144,000	1,193,894
3.950%, 11/6/24	250,000	264,531
3.750%, 3/4/25	350,000	367,874
4.500%, 1/30/26	500,000	543,190
4.100%, 2/9/27	565,000	601,612
Ford Motor Credit Co. LLC
2.343%, 11/2/20	750,000	741,833
5.085%, 1/7/21	200,000	204,900
3.200%, 1/15/21	750,000	751,125
3.336%, 3/18/21	1,000,000	1,004,500
3.470%, 4/5/21	245,000	246,207
5.875%, 8/2/21	4,600,000	4,813,440
3.813%, 10/12/21	755,000	764,060
5.596%, 1/7/22	500,000	524,303
3.219%, 1/9/22	1,500,000	1,498,612
3.339%, 3/28/22	2,000,000	1,999,200
2.979%, 8/3/22	750,000	740,617
3.350%, 11/1/22	500,000	499,870
4.140%, 2/15/23	750,000	761,534
3.810%, 1/9/24	1,140,000	1,135,813
4.687%, 6/9/25	500,000	510,058
4.134%, 8/4/25	600,000	593,592
4.389%, 1/8/26	1,000,000	994,150
4.542%, 8/1/26	500,000	498,405
3.815%, 11/2/27	750,000	710,655
5.113%, 5/3/29	750,000	753,750
General Motors Financial Co., Inc.
2.450%, 11/6/20	1,750,000	1,748,484
3.700%, 11/24/20	1,750,000	1,771,350
4.200%, 3/1/21	750,000	765,339
3.550%, 4/9/21	440,000	446,115
3.200%, 7/6/21	2,250,000	2,264,716
4.200%, 11/6/21	955,000	983,795
3.450%, 1/14/22	1,000,000	1,015,649
3.450%, 4/10/22	2,000,000	2,032,775
3.150%, 6/30/22	225,000	227,005
3.550%, 7/8/22	700,000	713,521
3.250%, 1/5/23	750,000	757,315
3.700%, 5/9/23	875,000	895,135
4.150%, 6/19/23	500,000	518,785
5.100%, 1/17/24	500,000	537,890
3.950%, 4/13/24	1,000,000	1,029,114
4.350%, 4/9/25	575,000	597,012
4.300%, 7/13/25	1,250,000	1,290,042
5.250%, 3/1/26	700,000	755,324
4.000%, 10/6/26	750,000	754,856
4.350%, 1/17/27	835,000	857,625
3.850%, 1/5/28	500,000	492,153
5.650%, 1/17/29	350,000	387,465
John Deere Capital Corp.
2.800%, 3/4/21	1,000,000	1,010,535
2.875%, 3/12/21	500,000	506,002
2.300%, 6/7/21	500,000	502,308
3.900%, 7/12/21	350,000	361,518
3.125%, 9/10/21	400,000	408,267
3.150%, 10/15/21	500,000	510,659
2.650%, 1/6/22	500,000	507,642
2.750%, 3/15/22	1,000,000	1,018,403
1.950%, 6/13/22	250,000	250,120
2.150%, 9/8/22	650,000	655,378
2.700%, 1/6/23	500,000	510,909
2.800%, 3/6/23	500,000	512,933
3.450%, 6/7/23	250,000	262,525
3.650%, 10/12/23	500,000	530,233
2.600%, 3/7/24	335,000	341,846
3.350%, 6/12/24	650,000	684,044
2.650%, 6/24/24	660,000	675,346
3.450%, 3/13/25	1,250,000	1,330,449
3.400%, 9/11/25	350,000	372,466
2.650%, 6/10/26	500,000	511,969
2.250%, 9/14/26	500,000	498,845
2.800%, 9/8/27	400,000	412,092
3.050%, 1/6/28	500,000	524,014
3.450%, 3/7/29	270,000	292,011
2.800%, 7/18/29	325,000	333,463
PACCAR Financial Corp.
2.800%, 3/1/21	335,000	338,552
3.100%, 5/10/21	390,000	396,379
3.150%, 8/9/21	350,000	356,746
2.650%, 5/10/22	500,000	506,578
2.300%, 8/10/22	1,000,000	1,004,320
3.400%, 8/9/23	350,000	365,315
2.150%, 8/15/24	250,000	249,987
Synchrony Financial
2.850%, 7/25/22	105,000	105,805
4.375%, 3/19/24	165,000	175,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/15/24	$750,000	$792,474
4.500%, 7/23/25	500,000	534,458
3.700%, 8/4/26	500,000	507,921
3.950%, 12/1/27	1,500,000	1,531,812
5.150%, 3/19/29	250,000	277,118
Toyota Motor Credit Corp.
3.050%, 1/8/21	350,000	353,927
4.250%, 1/11/21	1,300,000	1,337,855
1.900%, 4/8/21	750,000	750,101
2.950%, 4/13/21	375,000	380,005
2.750%, 5/17/21	750,000	759,843
3.400%, 9/15/21	1,050,000	1,079,858
2.600%, 1/11/22	1,000,000	1,015,745
3.300%, 1/12/22	156,000	160,746
2.650%, 4/12/22	750,000	763,023
2.800%, 7/13/22	750,000	767,004
2.150%, 9/8/22	850,000	854,383
2.625%, 1/10/23	1,150,000	1,173,268
2.700%, 1/11/23	500,000	511,308
3.350%, 1/8/24	500,000	526,093
2.900%, 4/17/24	500,000	516,946
3.400%, 4/14/25	750,000	799,059
3.050%, 1/11/28	500,000	527,120
3.650%, 1/8/29	500,000	556,362

		133,039,314

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	1,360,000	1,364,933
3.750%, 8/15/21(x)	500,000	516,698
3.400%, 1/31/22	500,000	516,685
3.000%, 2/11/23	500,000	516,943
2.750%, 3/15/23	1,000,000	1,026,529
3.125%, 3/15/26	1,395,000	1,469,547
Block Financial LLC
4.125%, 10/1/20	500,000	507,910
5.250%, 10/1/25(x)	500,000	541,901
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	7,385,000	7,366,698
3.373%, 11/15/25	5,000,000	5,094,198
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	864,854
National Rural Utilities
Cooperative Finance Corp.
2.300%, 11/1/20	250,000	250,698
2.900%, 3/15/21	350,000	354,232
2.400%, 4/25/22	300,000	302,456
2.300%, 9/15/22	250,000	251,589
2.700%, 2/15/23	500,000	509,983
3.400%, 11/15/23	1,000,000	1,049,554
2.950%, 2/7/24	210,000	216,538
3.250%, 11/1/25	250,000	262,821
3.050%, 4/25/27	350,000	364,832
3.400%, 2/7/28	500,000	535,394
3.900%, 11/1/28	250,000	278,284
(ICE LIBOR USD 3 Month + 2.91%), 4.672%, 4/30/43(k)	350,000	353,500
ORIX Corp.
2.900%, 7/18/22	330,000	334,561
4.050%, 1/16/24	500,000	530,691
3.250%, 12/4/24	750,000	775,640
3.700%, 7/18/27	400,000	430,471
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,135,277
Series KK
3.550%, 1/15/24	729,000	781,968
Series MM
2.300%, 9/15/20	500,000	500,891
Shell International Finance BV
2.250%, 11/10/20	750,000	752,948
1.875%, 5/10/21	1,500,000	1,500,176
1.750%, 9/12/21	1,000,000	997,135
2.375%, 8/21/22	1,175,000	1,190,557
3.400%, 8/12/23	900,000	948,005
3.500%, 11/13/23	525,000	556,445
3.250%, 5/11/25	2,500,000	2,645,527
2.875%, 5/10/26	1,250,000	1,299,630
2.500%, 9/12/26	1,000,000	1,016,529
3.875%, 11/13/28	750,000	842,678
Synchrony Bank
3.650%, 5/24/21	750,000	764,951
3.000%, 6/15/22	770,000	780,691
Voya Financial, Inc.
3.125%, 7/15/24	700,000	722,430
3.650%, 6/15/26	625,000	654,017

		43,677,995

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	522,291
3.625%, 6/15/23	1,150,000	1,207,539
3.625%, 11/15/24	1,000,000	1,060,889
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	258,487
Allstate Corp. (The)
3.150%, 6/15/23	156,000	162,145
3.280%, 12/15/26	500,000	532,514
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	530,000
American Financial Group, Inc.
3.500%, 8/15/26	635,000	653,567
American International Group, Inc.
6.400%, 12/15/20	1,100,000	1,155,444
3.300%, 3/1/21	555,000	563,872
4.875%, 6/1/22	750,000	799,703
3.750%, 7/10/25	1,380,000	1,457,682
3.900%, 4/1/26	2,000,000	2,124,347
4.200%, 4/1/28	375,000	407,970
4.250%, 3/15/29	500,000	546,768
Aon Corp.
4.500%, 12/15/28	650,000	733,927
3.750%, 5/2/29	350,000	373,277
Aon plc
2.800%, 3/15/21	350,000	353,084
3.500%, 6/14/24	350,000	367,131
3.875%, 12/15/25	600,000	646,236
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	544,853
Assurant, Inc.
4.000%, 3/15/23	300,000	311,450
4.200%, 9/27/23	250,000	260,641
4.900%, 3/27/28	250,000	272,457
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	549,726
Athene Holding Ltd.
4.125%, 1/12/28	750,000	766,840
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	260,209
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	535,817
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	1,175,000	1,208,751
3.000%, 5/15/22	656,000	673,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Brighthouse Financial, Inc.
3.700%, 6/22/27	$2,000,000	$1,965,842
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	370,515
4.500%, 3/15/29	300,000	322,089
Chubb INA Holdings, Inc.
2.300%, 11/3/20	665,000	667,141
3.350%, 5/15/24	600,000	632,770
3.150%, 3/15/25	1,000,000	1,049,776
3.350%, 5/3/26	410,000	436,465
CNA Financial Corp.
4.500%, 3/1/26	500,000	546,743
3.450%, 8/15/27	500,000	517,493
3.900%, 5/1/29	210,000	226,033
Enstar Group Ltd.
4.500%, 3/10/22	250,000	259,259
4.950%, 6/1/29	350,000	370,024
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	268,235
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	541,817
4.500%, 8/15/28	475,000	510,571
First American Financial Corp.
4.600%, 11/15/24	500,000	534,015
Globe Life, Inc.
3.800%, 9/15/22	250,000	258,711
4.550%, 9/15/28	500,000	555,887
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	802,673
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	534,390
Kemper Corp.
4.350%, 2/15/25	355,000	374,727
Lincoln National Corp.
4.850%, 6/24/21	313,000	325,776
4.000%, 9/1/23	215,000	227,377
3.625%, 12/12/26	500,000	523,783
Loews Corp.
2.625%, 5/15/23	900,000	913,217
3.750%, 4/1/26	300,000	321,520
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,095,319
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	779,504
Markel Corp.
3.500%, 11/1/27	350,000	357,116
3.350%, 9/17/29	90,000	90,691
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	115,000	116,840
4.800%, 7/15/21	600,000	622,923
2.750%, 1/30/22	915,000	926,399
3.875%, 3/15/24	500,000	533,495
3.500%, 6/3/24	1,000,000	1,053,619
4.375%, 3/15/29	700,000	795,007
Mercury General Corp.
4.400%, 3/15/27	300,000	314,461
MetLife, Inc.
3.048%, 12/15/22(e)	1,000,000	1,024,433
3.000%, 3/1/25	500,000	518,602
3.600%, 11/13/25	1,300,000	1,402,094
Series D
4.368%, 9/15/23(e)	667,000	720,499
Old Republic International Corp.
4.875%, 10/1/24	400,000	437,284
3.875%, 8/26/26	500,000	526,277
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	363,500
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	360,037
3.700%, 5/15/29	375,000	403,906
Progressive Corp. (The)
3.750%, 8/23/21	219,000	225,591
Prudential Financial, Inc.
4.500%, 11/16/21	1,000,000	1,049,220
3.878%, 3/27/28	1,000,000	1,098,142
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,075,132
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,099,036
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	1,500,000	1,662,154
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	62,588
4.700%, 9/15/23	1,000,000	1,087,503
3.900%, 5/15/29	175,000	185,985
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	260,889
3.450%, 7/1/27	195,000	200,816
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	530,806
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	263,172
Trinity Acquisition plc
3.500%, 9/15/21	250,000	254,977
4.400%, 3/15/26	250,000	271,258
Unum Group
4.000%, 3/15/24	300,000	315,304
4.000%, 6/15/29	180,000	187,063
Willis North America, Inc.
3.600%, 5/15/24	550,000	571,283
4.500%, 9/15/28	500,000	549,736
2.950%, 9/15/29	250,000	245,932
Willis Towers Watson plc
5.750%, 3/15/21	500,000	523,951
WR Berkley Corp.
4.625%, 3/15/22	750,000	791,763

		58,852,658

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.650%, 2/3/21	750,000	753,771
2.750%, 12/2/21	500,000	505,099
4.000%, 4/15/24	1,250,000	1,341,399
3.375%, 12/2/26	500,000	521,642

		3,121,911

Total Financials		1,082,659,344

Health Care (3.2%)
Biotechnology (0.5%)
AbbVie, Inc.
2.300%, 5/14/21	1,450,000	1,452,323
3.375%, 11/14/21	415,000	424,788
2.900%, 11/6/22	2,519,000	2,567,189
3.200%, 11/6/22	1,000,000	1,026,116
2.850%, 5/14/23	1,000,000	1,015,475
3.750%, 11/14/23	700,000	734,999
3.600%, 5/14/25	3,000,000	3,119,115
3.200%, 5/14/26	1,500,000	1,525,448
Amgen, Inc.
3.450%, 10/1/20	1,312,000	1,329,963
4.100%, 6/15/21	1,000,000	1,032,322
1.850%, 8/19/21	500,000	497,776
2.700%, 5/1/22	500,000	506,926
2.650%, 5/11/22	600,000	606,381
3.625%, 5/15/22	1,094,000	1,132,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/19/23	$1,150,000	$1,155,173
3.625%, 5/22/24	750,000	796,192
3.125%, 5/1/25	250,000	259,523
2.600%, 8/19/26	1,150,000	1,153,664
3.200%, 11/2/27(x)	1,250,000	1,306,064
Baxalta, Inc.
4.000%, 6/23/25	239,000	254,495
Biogen, Inc.
3.625%, 9/15/22	570,000	591,655
4.050%, 9/15/25	570,000	618,730
Celgene Corp.
2.875%, 8/15/20	1,000,000	1,005,379
3.950%, 10/15/20	1,031,000	1,048,684
2.875%, 2/19/21	230,000	231,974
3.250%, 8/15/22	850,000	874,075
3.550%, 8/15/22	1,000,000	1,037,543
2.750%, 2/15/23	500,000	508,516
3.250%, 2/20/23	1,250,000	1,292,324
4.000%, 8/15/23	850,000	904,161
3.625%, 5/15/24	500,000	527,518
3.875%, 8/15/25	1,000,000	1,080,732
3.450%, 11/15/27	750,000	794,539
3.900%, 2/20/28	1,250,000	1,367,010
Gilead Sciences, Inc.
4.400%, 12/1/21	2,187,000	2,296,888
1.950%, 3/1/22	255,000	254,525
3.250%, 9/1/22	835,000	862,972
2.500%, 9/1/23	755,000	765,771
3.700%, 4/1/24	1,000,000	1,063,011
3.650%, 3/1/26	2,500,000	2,667,503

		41,690,407

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.900%, 11/30/21	1,650,000	1,679,797
2.550%, 3/15/22	750,000	758,788
3.400%, 11/30/23	1,224,000	1,286,255
2.950%, 3/15/25	1,000,000	1,037,289
3.875%, 9/15/25	490,000	532,724
3.750%, 11/30/26	978,000	1,062,810
Baxter International, Inc.
1.700%, 8/15/21	500,000	496,552
2.600%, 8/15/26	500,000	503,489
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,310,460
2.894%, 6/6/22	1,000,000	1,010,100
3.363%, 6/6/24	1,000,000	1,037,640
3.734%, 12/15/24	1,857,000	1,963,833
3.700%, 6/6/27	1,467,000	1,552,775
Boston Scientific Corp.
3.375%, 5/15/22	250,000	256,807
3.450%, 3/1/24	625,000	652,740
3.850%, 5/15/25	750,000	805,080
3.750%, 3/1/26	1,000,000	1,067,146
4.000%, 3/1/29	700,000	776,102
Danaher Corp.
2.400%, 9/15/20	500,000	500,204
3.350%, 9/15/25	310,000	329,512
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	847,148
Medtronic, Inc.
3.150%, 3/15/22	786,000	809,100
2.750%, 4/1/23(x)	769,000	790,753
3.500%, 3/15/25	1,335,000	1,431,259
Stryker Corp.
2.625%, 3/15/21	750,000	753,948
3.375%, 11/1/25	2,000,000	2,114,317
3.500%, 3/15/26	375,000	399,675
3.650%, 3/7/28	600,000	649,398
Zimmer Biomet Holdings, Inc.
3.375%, 11/30/21	500,000	510,895
3.150%, 4/1/22	750,000	762,927
3.700%, 3/19/23	575,000	599,018
3.550%, 4/1/25	1,075,000	1,128,614

		29,417,155

Health Care Providers & Services (1.1%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	110,386
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,011,498
2.800%, 6/15/23	675,000	683,549
3.500%, 11/15/24	500,000	521,061
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	621,741
3.450%, 12/15/27	400,000	411,400
Anthem, Inc.
2.500%, 11/21/20	235,000	235,797
3.125%, 5/15/22	500,000	511,043
2.950%, 12/1/22	800,000	814,416
3.300%, 1/15/23	150,000	154,560
3.500%, 8/15/24	1,000,000	1,042,105
3.350%, 12/1/24	500,000	519,891
2.375%, 1/15/25	350,000	348,460
3.650%, 12/1/27	715,000	749,779
4.101%, 3/1/28	3,000,000	3,238,082
2.875%, 9/15/29	200,000	197,865
Cardinal Health, Inc.
4.625%, 12/15/20	1,000,000	1,026,381
2.616%, 6/15/22	800,000	804,605
3.200%, 3/15/23	1,000,000	1,022,958
3.079%, 6/15/24	500,000	505,710
3.410%, 6/15/27(x)	1,250,000	1,239,013
Cigna Corp.
3.400%, 9/17/21	600,000	611,994
3.750%, 7/15/23	1,500,000	1,565,792
4.125%, 11/15/25	525,000	563,535
4.375%, 10/15/28	1,340,000	1,463,541
Cigna Holding Co.
4.500%, 3/15/21	406,000	415,090
4.000%, 2/15/22	500,000	519,228
3.250%, 4/15/25	1,000,000	1,025,850
CommonSpirit Health
2.760%, 10/1/24	150,000	151,886
3.347%, 10/1/29	185,000	187,538
CVS Health Corp.
3.350%, 3/9/21	2,236,000	2,271,785
2.125%, 6/1/21	1,000,000	998,513
3.500%, 7/20/22	1,650,000	1,704,427
2.750%, 12/1/22	2,000,000	2,025,220
3.700%, 3/9/23	310,000	322,539
4.000%, 12/5/23	1,100,000	1,168,152
2.625%, 8/15/24	235,000	235,859
4.100%, 3/25/25	4,000,000	4,274,534
3.875%, 7/20/25	2,400,000	2,537,076
2.875%, 6/1/26	1,500,000	1,497,348
3.000%, 8/15/26	250,000	250,677
4.300%, 3/25/28	5,665,000	6,121,844
3.250%, 8/15/29	335,000	336,494
Express Scripts Holding Co.
2.600%, 11/30/20	750,000	752,982
3.300%, 2/25/21	200,000	201,338
4.750%, 11/15/21	1,350,000	1,419,249
3.900%, 2/15/22	2,156,000	2,235,486
3.050%, 11/30/22	775,000	790,620
3.000%, 7/15/23	1,050,000	1,070,669
3.500%, 6/15/24	1,000,000	1,041,761
4.500%, 2/25/26	750,000	820,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
HCA, Inc.
4.750%, 5/1/23	$845,000	$902,739
5.000%, 3/15/24	1,360,000	1,485,147
5.250%, 4/15/25	945,000	1,048,648
5.250%, 6/15/26	1,000,000	1,112,960
4.500%, 2/15/27	820,000	881,746
4.125%, 6/15/29	525,000	550,095
Humana, Inc.
2.500%, 12/15/20	175,000	175,401
2.900%, 12/15/22	350,000	355,971
3.950%, 3/15/27	375,000	397,698
3.125%, 8/15/29	625,000	622,204
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	364,427
3.150%, 5/1/27	375,000	395,096
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,631,427
3.750%, 8/23/22	56,000	58,266
4.000%, 11/1/23	500,000	528,915
3.250%, 9/1/24	750,000	773,022
McKesson Corp.
3.650%, 11/30/20	350,000	355,436
2.850%, 3/15/23	1,200,000	1,214,795
3.796%, 3/15/24	1,000,000	1,047,395
3.950%, 2/16/28	305,000	321,055
4.750%, 5/30/29	350,000	389,249
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	141,702
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	411,652
Quest Diagnostics, Inc.
4.700%, 4/1/21	100,000	103,507
3.500%, 3/30/25	400,000	417,485
3.450%, 6/1/26	775,000	813,531
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	781,261
Toledo Hospital (The)
Series B
5.325%, 11/15/28(x)	300,000	332,651
UnitedHealth Group, Inc.
1.950%, 10/15/20	500,000	499,447
4.700%, 2/15/21	850,000	880,363
2.125%, 3/15/21	500,000	500,106
3.150%, 6/15/21	750,000	764,175
2.875%, 3/15/22	500,000	508,125
3.350%, 7/15/22	1,000,000	1,035,423
2.375%, 10/15/22	750,000	757,034
2.750%, 2/15/23	1,000,000	1,020,629
2.875%, 3/15/23	600,000	614,971
3.500%, 6/15/23	650,000	680,594
3.500%, 2/15/24	200,000	210,562
2.375%, 8/15/24	250,000	251,532
3.750%, 7/15/25	1,000,000	1,077,592
3.700%, 12/15/25	200,000	215,201
3.100%, 3/15/26	500,000	520,095
3.450%, 1/15/27	750,000	796,236
2.950%, 10/15/27	1,000,000	1,029,539
3.850%, 6/15/28	1,000,000	1,097,353
3.875%, 12/15/28	250,000	275,040
2.875%, 8/15/29	770,000	784,102

		85,483,824

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,153,297
2.750%, 9/15/29	175,000	173,020
Life Technologies Corp.
5.000%, 1/15/21	125,000	128,245
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	624,698
Thermo Fisher Scientific, Inc.
4.500%, 3/1/21	1,000,000	1,034,313
3.600%, 8/15/21	265,000	271,785
3.300%, 2/15/22	875,000	898,723
3.000%, 4/15/23	355,000	365,944
4.150%, 2/1/24	1,000,000	1,072,126
3.650%, 12/15/25	500,000	537,166
2.950%, 9/19/26	245,000	251,769
3.200%, 8/15/27	1,000,000	1,046,188

		7,557,274

Pharmaceuticals (1.1%)
Allergan Finance LLC
3.250%, 10/1/22	1,300,000	1,327,781
Allergan Funding SCS
3.450%, 3/15/22	2,440,000	2,505,645
3.850%, 6/15/24	1,250,000	1,309,549
3.800%, 3/15/25	1,125,000	1,173,909
Allergan, Inc.
2.800%, 3/15/23	400,000	402,356
AstraZeneca plc
2.375%, 11/16/20	1,500,000	1,503,118
2.375%, 6/12/22	1,000,000	1,005,520
3.500%, 8/17/23	350,000	366,031
3.375%, 11/16/25	1,500,000	1,570,143
3.125%, 6/12/27	1,150,000	1,194,657
Bristol-Myers Squibb Co.
2.550%, 5/14/21§	500,000	505,490
2.600%, 5/16/22§	875,000	890,199
2.000%, 8/1/22	656,000	656,989
2.900%, 7/26/24§	1,110,000	1,143,285
3.200%, 6/15/26§	600,000	628,712
3.250%, 2/27/27(x)	750,000	800,872
Eli Lilly & Co.
2.350%, 5/15/22	250,000	253,090
2.750%, 6/1/25	1,500,000	1,551,394
3.100%, 5/15/27	622,000	656,412
3.375%, 3/15/29	635,000	687,964
GlaxoSmithKline Capital plc
3.125%, 5/14/21	355,000	361,996
2.850%, 5/8/22	2,000,000	2,040,796
2.875%, 6/1/22	1,250,000	1,277,106
3.000%, 6/1/24	875,000	908,105
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,185,970
3.375%, 5/15/23	500,000	520,957
3.625%, 5/15/25	280,000	300,531
3.875%, 5/15/28	500,000	552,134
Johnson & Johnson
1.950%, 11/10/20	250,000	250,085
1.650%, 3/1/21	750,000	748,172
3.550%, 5/15/21	500,000	513,276
2.450%, 12/5/21	1,250,000	1,263,897
2.050%, 3/1/23	750,000	755,059
3.375%, 12/5/23	500,000	530,285
2.625%, 1/15/25	750,000	771,452
2.450%, 3/1/26	750,000	759,696
2.950%, 3/3/27	2,000,000	2,100,681
Merck & Co., Inc.
3.875%, 1/15/21	1,000,000	1,025,147
2.350%, 2/10/22	1,000,000	1,010,243
2.400%, 9/15/22	1,200,000	1,217,254
2.800%, 5/18/23	1,700,000	1,749,748
2.900%, 3/7/24	340,000	354,465
2.750%, 2/10/25	1,000,000	1,032,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 3/7/29	$750,000	$814,582
Mylan NV
3.750%, 12/15/20	750,000	761,887
3.150%, 6/15/21	1,750,000	1,769,818
3.950%, 6/15/26	1,750,000	1,807,404
Mylan, Inc.
4.550%, 4/15/28	500,000	531,276
Novartis Capital Corp.
2.400%, 5/17/22	750,000	759,809
2.400%, 9/21/22	1,200,000	1,218,912
3.400%, 5/6/24	1,000,000	1,061,471
3.000%, 11/20/25	1,500,000	1,581,538
3.100%, 5/17/27	1,000,000	1,066,171
Perrigo Finance Unlimited Co.
4.375%, 3/15/26(x)	700,000	716,753
Pfizer, Inc.
1.950%, 6/3/21	1,250,000	1,251,161
3.000%, 9/15/21	375,000	382,729
2.200%, 12/15/21	750,000	754,146
2.800%, 3/11/22(x)	235,000	239,468
3.000%, 6/15/23	1,000,000	1,038,406
3.200%, 9/15/23	750,000	784,911
2.950%, 3/15/24	750,000	776,508
3.400%, 5/15/24	1,500,000	1,586,764
2.750%, 6/3/26	1,000,000	1,035,734
3.000%, 12/15/26	1,500,000	1,575,737
3.600%, 9/15/28	1,350,000	1,480,128
3.450%, 3/15/29	1,000,000	1,079,677
Sanofi
4.000%, 3/29/21	2,106,000	2,167,438
3.375%, 6/19/23	750,000	784,812
3.625%, 6/19/28	750,000	821,650
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,511,773
2.875%, 9/23/23	2,250,000	2,293,711
3.200%, 9/23/26	2,450,000	2,523,772
Takeda Pharmaceutical Co. Ltd.
4.000%, 11/26/21§	515,000	533,965
4.400%, 11/26/23§	1,000,000	1,077,294
5.000%, 11/26/28§	1,000,000	1,167,707
Zoetis, Inc.
3.450%, 11/13/20	250,000	253,540
3.250%, 8/20/21	115,000	116,960
3.250%, 2/1/23	1,185,000	1,223,476
4.500%, 11/13/25	750,000	834,032
3.000%, 9/12/27	500,000	512,680
3.900%, 8/20/28	350,000	384,246

		82,644,272

Total Health Care		246,792,932

Industrials (2.2%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.650%, 10/30/20	600,000	596,622
2.300%, 8/1/21	415,000	416,618
2.125%, 3/1/22	250,000	249,973
2.700%, 5/1/22	210,000	214,129
2.800%, 3/1/23	1,000,000	1,020,553
1.875%, 6/15/23	300,000	296,758
2.800%, 3/1/24	500,000	513,398
2.850%, 10/30/24	300,000	307,900
2.600%, 10/30/25	650,000	659,843
3.100%, 5/1/26	500,000	523,418
2.250%, 6/15/26	300,000	297,353
2.700%, 2/1/27	365,000	371,597
3.450%, 11/1/28	300,000	319,679
3.200%, 3/1/29	500,000	524,256
2.950%, 2/1/30	750,000	770,694
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,920,078
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,926,094
General Dynamics Corp.
3.000%, 5/11/21	625,000	635,252
3.875%, 7/15/21	562,000	578,035
2.250%, 11/15/22	1,094,000	1,102,418
3.375%, 5/15/23	625,000	653,960
1.875%, 8/15/23	650,000	646,781
2.375%, 11/15/24	500,000	506,149
3.500%, 5/15/25	750,000	801,261
2.125%, 8/15/26	750,000	744,594
3.750%, 5/15/28	805,000	897,445
Harris Corp.
4.400%, 6/15/28	750,000	837,514
Hexcel Corp.
4.700%, 8/15/25	150,000	162,282
3.950%, 2/15/27	350,000	363,718
L3Harris Technologies, Inc.
4.950%, 2/15/21§	1,194,000	1,234,334
3.850%, 6/15/23§	535,000	563,874
3.950%, 5/28/24§	206,000	219,499
3.832%, 4/27/25	200,000	213,553
3.850%, 12/15/26§	245,000	263,574
4.400%, 6/15/28§	1,000,000	1,126,494
Lockheed Martin Corp.
2.500%, 11/23/20	1,000,000	1,004,179
3.350%, 9/15/21	500,000	512,094
3.100%, 1/15/23	500,000	515,421
2.900%, 3/1/25	250,000	259,401
3.550%, 1/15/26	1,250,000	1,338,395
Northrop Grumman Corp.
2.080%, 10/15/20	810,000	808,364
3.500%, 3/15/21	31,000	31,564
2.550%, 10/15/22	1,250,000	1,264,430
3.250%, 8/1/23	2,100,000	2,193,236
2.930%, 1/15/25	1,000,000	1,029,610
3.250%, 1/15/28	1,500,000	1,570,695
Precision Castparts Corp.
2.500%, 1/15/23	562,000	570,975
3.250%, 6/15/25	750,000	788,681
Raytheon Co.
3.125%, 10/15/20	1,156,000	1,169,734
2.500%, 12/15/22	500,000	505,483
Rockwell Collins, Inc.
2.800%, 3/15/22	1,000,000	1,013,109
3.200%, 3/15/24	1,000,000	1,038,567
3.500%, 3/15/27	715,000	764,592
Spirit AeroSystems, Inc.
3.950%, 6/15/23	500,000	514,918
3.850%, 6/15/26	375,000	389,701
4.600%, 6/15/28	500,000	543,083
Textron, Inc.
3.875%, 3/1/25	285,000	301,609
4.000%, 3/15/26	175,000	186,324
3.650%, 3/15/27	250,000	261,954
United Technologies Corp.
3.350%, 8/16/21	305,000	312,069
1.950%, 11/1/21	750,000	748,339
2.300%, 5/4/22	750,000	755,548
3.100%, 6/1/22	1,844,000	1,897,099
3.650%, 8/16/23	560,000	592,145
2.800%, 5/4/24	500,000	515,008
3.950%, 8/16/25	375,000	410,693
2.650%, 11/1/26	415,000	426,491
3.125%, 5/4/27	1,250,000	1,311,329

		48,024,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	$500,000	$552,217
FedEx Corp.
3.400%, 1/14/22	350,000	358,870
2.625%, 8/1/22	276,000	278,178
4.000%, 1/15/24	450,000	478,292
3.200%, 2/1/25	750,000	774,895
3.250%, 4/1/26	500,000	515,134
3.300%, 3/15/27	500,000	510,045
3.400%, 2/15/28	500,000	510,708
4.200%, 10/17/28(x)	500,000	541,227
3.100%, 8/5/29	750,000	743,997
United Parcel Service, Inc.
3.125%, 1/15/21	1,675,000	1,698,071
2.050%, 4/1/21	500,000	500,267
2.350%, 5/16/22	600,000	605,682
2.450%, 10/1/22	1,000,000	1,013,176
2.500%, 4/1/23	750,000	758,508
2.200%, 9/1/24	150,000	150,342
2.800%, 11/15/24	500,000	515,423
3.050%, 11/15/27	750,000	781,687
3.400%, 3/15/29	310,000	331,067
2.500%, 9/1/29	150,000	149,294

		11,767,080

Airlines (0.0%)
Delta Air Lines, Inc.
2.600%, 12/4/20	525,000	525,473
3.400%, 4/19/21	225,000	228,330
3.625%, 3/15/22	700,000	719,460
3.800%, 4/19/23	495,000	512,572
4.375%, 4/19/28	500,000	532,420
Southwest Airlines Co.
2.650%, 11/5/20	250,000	251,330
2.750%, 11/16/22	250,000	252,700
3.000%, 11/15/26	250,000	256,100
3.450%, 11/16/27	250,000	263,950

		3,542,335

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	528,559
4.000%, 6/15/25	350,000	370,090
3.250%, 9/15/29	350,000	346,370
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	209,372
Lennox International, Inc.
3.000%, 11/15/23	175,000	175,807
Masco Corp.
3.500%, 4/1/21	1,065,000	1,079,231
4.375%, 4/1/26	810,000	870,593
Owens Corning
4.200%, 12/1/24	300,000	314,250
3.400%, 8/15/26	285,000	283,931
3.950%, 8/15/29	250,000	253,750

		4,431,953

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	611,113
3.700%, 4/1/27	600,000	653,878
RELX Capital, Inc.
3.500%, 3/16/23	925,000	957,452
4.000%, 3/18/29	750,000	817,503
Republic Services, Inc.
5.250%, 11/15/21	406,000	432,148
3.550%, 6/1/22	1,000,000	1,035,138
4.750%, 5/15/23	1,000,000	1,086,773
2.500%, 8/15/24	235,000	236,383
3.375%, 11/15/27	275,000	291,435
3.950%, 5/15/28	750,000	825,010
Steelcase, Inc.
5.125%, 1/18/29	350,000	393,151
Waste Connections, Inc.
3.500%, 5/1/29	750,000	797,405
Waste Management, Inc.
4.600%, 3/1/21	500,000	517,210
2.900%, 9/15/22	500,000	512,594
3.500%, 5/15/24	500,000	529,235
2.950%, 6/15/24	140,000	144,840
3.125%, 3/1/25	1,000,000	1,045,618
3.200%, 6/15/26	500,000	526,339
3.150%, 11/15/27	750,000	788,283
3.450%, 6/15/29	375,000	404,863

		12,606,371

Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	900,000	896,236
4.250%, 9/15/28	500,000	502,382

		1,398,618

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,333,297
3.375%, 4/3/23	500,000	520,541
3.800%, 4/3/28	500,000	552,361
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,555,301
3.103%, 9/15/27	500,000	517,239
Emerson Electric Co.
2.625%, 12/1/21	450,000	455,689
2.625%, 2/15/23	256,000	263,193
3.150%, 6/1/25	350,000	367,228
Hubbell, Inc.
3.350%, 3/1/26	750,000	767,305
3.150%, 8/15/27	150,000	151,792
3.500%, 2/15/28	500,000	521,493
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	516,209
3.500%, 3/1/29	300,000	324,957

		7,846,605

Industrial Conglomerates (0.3%)
3M Co.
3.000%, 9/14/21	235,000	239,768
1.625%, 9/19/21	500,000	497,020
2.750%, 3/1/22	235,000	239,693
2.000%, 6/26/22	1,000,000	1,003,171
1.750%, 2/14/23(x)	350,000	348,433
2.250%, 3/15/23(x)	355,000	358,638
3.250%, 2/14/24	850,000	891,516
2.000%, 2/14/25	500,000	496,953
3.000%, 8/7/25	750,000	786,525
2.250%, 9/19/26	500,000	496,731
2.875%, 10/15/27	500,000	519,702
3.625%, 9/14/28	500,000	547,495
2.375%, 8/26/29	750,000	745,743
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	550,037
General Electric Co.
2.700%, 10/9/22	3,375,000	3,375,496
Honeywell International, Inc.
4.250%, 3/1/21	500,000	515,707
1.850%, 11/1/21	1,000,000	997,985
2.150%, 8/8/22	235,000	236,783
2.300%, 8/15/24	500,000	507,852
2.500%, 11/1/26	1,000,000	1,017,629
2.700%, 8/15/29	295,000	304,631
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	1,007,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ingersoll-Rand Luxembourg Finance SA
3.500%, 3/21/26	$500,000	$519,554
3.800%, 3/21/29	500,000	531,358
Pentair Finance Sarl
4.500%, 7/1/29	250,000	260,093
Roper Technologies, Inc.
3.000%, 12/15/20	250,000	252,520
2.800%, 12/15/21	250,000	253,572
3.125%, 11/15/22	625,000	641,299
3.650%, 9/15/23	1,000,000	1,048,877
2.350%, 9/15/24	165,000	165,216
3.850%, 12/15/25	125,000	135,460
3.800%, 12/15/26	285,000	305,256
2.950%, 9/15/29	210,000	210,808

		20,008,977

Machinery (0.3%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,030,470
2.600%, 6/26/22	844,000	856,828
3.400%, 5/15/24	715,000	756,677
2.600%, 9/19/29	350,000	354,263
CNH Industrial Capital LLC
4.375%, 11/6/20	470,000	478,653
4.875%, 4/1/21	385,000	398,096
3.875%, 10/15/21	310,000	318,066
4.375%, 4/5/22	385,000	401,538
4.200%, 1/15/24	700,000	738,718
CNH Industrial NV
3.850%, 11/15/27	655,000	667,577
Crane Co.
4.450%, 12/15/23	400,000	425,329
Cummins, Inc.
3.650%, 10/1/23	500,000	529,960
Deere & Co.
2.600%, 6/8/22	312,000	317,149
Dover Corp.
4.300%, 3/1/21	656,000	674,184
3.150%, 11/15/25	250,000	255,876
Flowserve Corp.
4.000%, 11/15/23	700,000	720,614
Fortive Corp.
2.350%, 6/15/21	500,000	500,137
3.150%, 6/15/26	1,500,000	1,518,742
Hillenbrand, Inc.
4.500%, 9/15/26	400,000	402,272
IDEX Corp.
4.200%, 12/15/21	300,000	310,757
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	306,828
3.500%, 3/1/24	1,000,000	1,059,826
2.650%, 11/15/26	950,000	975,788
Kennametal, Inc.
3.875%, 2/15/22	560,000	578,968
4.625%, 6/15/28	250,000	265,435
nVent Finance Sarl
3.950%, 4/15/23	500,000	508,417
Oshkosh Corp.
4.600%, 5/15/28	250,000	268,610
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	168,069
3.300%, 11/21/24	600,000	628,439
3.250%, 6/14/29	270,000	281,049
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	1,015,970
3.400%, 3/1/26	355,000	375,700
4.250%, 11/15/28	350,000	398,164
Wabtec Corp.
4.400%, 3/15/24(e)	750,000	795,547
3.450%, 11/15/26	500,000	503,125
4.950%, 9/15/28(e)	750,000	824,288
Xylem, Inc.
3.250%, 11/1/26	570,000	586,548

		21,196,677

Professional Services (0.1%)
Equifax, Inc.
2.300%, 6/1/21	300,000	299,643
3.600%, 8/15/21	180,000	184,149
3.300%, 12/15/22	461,000	473,514
3.950%, 6/15/23	100,000	105,024
IHS Markit Ltd.
4.125%, 8/1/23	350,000	366,510
3.625%, 5/1/24	335,000	346,306
4.250%, 5/1/29	955,000	1,024,247
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	532,220
3.350%, 5/15/26	570,000	586,393
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	631,705
4.000%, 6/15/25	400,000	429,017
4.125%, 3/15/29	500,000	549,880

		5,528,608

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,211,215
3.850%, 9/1/23	750,000	803,788
3.750%, 4/1/24	250,000	267,684
3.400%, 9/1/24	500,000	527,543
3.000%, 4/1/25	750,000	781,753
3.650%, 9/1/25	500,000	541,320
3.250%, 6/15/27	400,000	426,807
Canadian National Railway Co.
2.950%, 11/21/24	250,000	259,605
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,023,711
CSX Corp.
3.700%, 10/30/20	200,000	202,439
4.250%, 6/1/21	500,000	512,794
3.700%, 11/1/23	1,000,000	1,056,749
3.350%, 11/1/25	500,000	527,004
2.600%, 11/1/26	750,000	754,601
3.250%, 6/1/27	550,000	576,449
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	307,144
3.875%, 3/1/26	500,000	530,653
Kansas City Southern
3.000%, 5/15/23	121,000	123,078
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,177,041
3.650%, 8/1/25	1,000,000	1,064,748
2.900%, 6/15/26	500,000	513,733
3.150%, 6/1/27	365,000	381,581
3.800%, 8/1/28	850,000	940,241
Ryder System, Inc.
3.500%, 6/1/21	160,000	163,404
2.250%, 9/1/21	150,000	150,041
3.450%, 11/15/21	250,000	255,823
2.800%, 3/1/22	150,000	151,647
2.875%, 6/1/22	135,000	136,837
2.500%, 9/1/22	190,000	190,801
3.400%, 3/1/23	650,000	671,282
3.750%, 6/9/23	500,000	524,029
3.875%, 12/1/23	250,000	264,562
3.650%, 3/18/24	350,000	368,190
2.500%, 9/1/24	385,000	386,246
Union Pacific Corp.
4.000%, 2/1/21	170,000	173,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 6/8/21	$500,000	$509,014
2.950%, 3/1/22	270,000	274,993
2.950%, 1/15/23	500,000	511,772
2.750%, 4/15/23	1,000,000	1,017,894
3.500%, 6/8/23	750,000	783,493
3.646%, 2/15/24	500,000	528,144
3.150%, 3/1/24	200,000	207,228
3.750%, 7/15/25	625,000	669,991
3.250%, 8/15/25	250,000	261,395
2.750%, 3/1/26	250,000	253,874
3.000%, 4/15/27	1,000,000	1,040,253
3.700%, 3/1/29	530,000	576,312

		25,582,006

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.500%, 3/1/21	305,000	305,483
3.875%, 4/1/21	125,000	127,540
3.500%, 1/15/22	290,000	296,872
2.625%, 7/1/22	750,000	753,662
2.250%, 1/15/23	235,000	233,947
2.750%, 1/15/23	400,000	402,841
3.875%, 7/3/23	500,000	522,286
4.250%, 9/15/24	1,000,000	1,065,171
3.250%, 3/1/25	3,000,000	3,039,966
3.750%, 6/1/26	375,000	389,989
Aircastle Ltd.
5.125%, 3/15/21	465,000	481,458
5.500%, 2/15/22	470,000	499,937
5.000%, 4/1/23	465,000	499,980
4.400%, 9/25/23	500,000	524,927
4.125%, 5/1/24	465,000	484,592
4.250%, 6/15/26	235,000	241,012
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	501,960
GATX Corp.
4.850%, 6/1/21	100,000	104,170
4.350%, 2/15/24	1,000,000	1,068,632
3.250%, 3/30/25	400,000	406,855

		11,951,280

Total Industrials		173,885,050

Information Technology (2.9%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
2.200%, 2/28/21	1,250,000	1,254,540
2.900%, 3/4/21	570,000	577,676
1.850%, 9/20/21	1,650,000	1,647,412
3.000%, 6/15/22	450,000	463,312
2.600%, 2/28/23	500,000	511,787
2.200%, 9/20/23	750,000	757,762
3.625%, 3/4/24	1,000,000	1,070,882
3.500%, 6/15/25	425,000	458,325
2.950%, 2/28/26	750,000	789,772
2.500%, 9/20/26	1,150,000	1,182,972
Juniper Networks, Inc.
4.500%, 3/15/24	175,000	187,796
4.350%, 6/15/25	350,000	373,519
3.750%, 8/15/29	500,000	501,777
Motorola Solutions, Inc.
3.750%, 5/15/22	53,000	54,672
3.500%, 3/1/23	1,000,000	1,030,798
4.600%, 2/23/28	550,000	590,855
4.600%, 5/23/29	350,000	379,207

		11,833,064

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	505,768
3.550%, 10/1/27	500,000	509,605
Amphenol Corp.
3.200%, 4/1/24	250,000	257,791
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,527,538
3.250%, 9/8/24	300,000	303,682
Avnet, Inc.
3.750%, 12/1/21	125,000	127,806
4.625%, 4/15/26	500,000	539,373
Corning, Inc.
2.900%, 5/15/22	650,000	659,896
Flex Ltd.
4.750%, 6/15/25	800,000	852,000
4.875%, 6/15/29	350,000	366,406
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	252,604
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,047,249
3.950%, 1/12/28	270,000	271,220
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	649,219
4.600%, 4/6/27	465,000	509,068
Tech Data Corp.
3.700%, 2/15/22	500,000	511,447
4.950%, 2/15/27	500,000	536,469
Trimble, Inc.
4.150%, 6/15/23	350,000	365,118
4.750%, 12/1/24	350,000	376,137
4.900%, 6/15/28	450,000	488,110
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	349,389
3.700%, 2/15/26	250,000	263,474
3.125%, 8/15/27	365,000	373,883

		11,643,252

IT Services (0.7%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	538,241
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	361,821
DXC Technology Co.
4.250%, 4/15/24	500,000	525,017
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	339,508
2.250%, 8/15/21	795,000	794,911
4.500%, 10/15/22	198,000	211,034
3.500%, 4/15/23	264,000	275,697
3.875%, 6/5/24	271,000	289,285
5.000%, 10/15/25	278,000	316,741
3.000%, 8/15/26	1,250,000	1,286,253
4.250%, 5/15/28	1,050,000	1,165,745
3.750%, 5/21/29	100,000	108,280
Fiserv, Inc.
4.750%, 6/15/21	94,000	97,911
3.500%, 10/1/22	500,000	520,899
3.800%, 10/1/23	375,000	395,850
2.750%, 7/1/24	1,350,000	1,373,483
3.850%, 6/1/25	1,500,000	1,602,619
3.200%, 7/1/26	250,000	259,299
4.200%, 10/1/28	465,000	512,777
3.500%, 7/1/29	890,000	932,458
Genpact Luxembourg Sarl
3.700%, 4/1/22(e)	250,000	254,331
Global Payments, Inc.
2.650%, 2/15/25	750,000	752,979
3.200%, 8/15/29	750,000	759,882
IBM Credit LLC
3.450%, 11/30/20	500,000	508,098
1.800%, 1/20/21	400,000	399,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 2/5/21	$750,000	$756,660
3.600%, 11/30/21	500,000	516,246
2.200%, 9/8/22	400,000	401,300
3.000%, 2/6/23	750,000	770,087
International Business Machines Corp.
2.250%, 2/19/21	500,000	501,492
2.800%, 5/13/21	670,000	678,961
2.850%, 5/13/22	1,750,000	1,784,661
2.875%, 11/9/22	1,000,000	1,023,329
3.375%, 8/1/23	1,000,000	1,044,842
3.625%, 2/12/24	1,000,000	1,059,158
3.000%, 5/15/24	2,750,000	2,843,972
3.450%, 2/19/26	1,000,000	1,057,323
3.300%, 5/15/26	1,500,000	1,577,616
3.300%, 1/27/27	1,095,000	1,156,338
3.500%, 5/15/29	2,965,000	3,183,005
Mastercard, Inc.
2.000%, 11/21/21	500,000	502,228
3.375%, 4/1/24	1,000,000	1,061,983
2.950%, 11/21/26	1,150,000	1,210,888
3.500%, 2/26/28	140,000	152,538
2.950%, 6/1/29	700,000	732,762
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	290,998
2.400%, 10/1/24	535,000	537,859
2.650%, 10/1/26	335,000	337,258
Total System Services, Inc.
3.800%, 4/1/21	250,000	254,796
3.750%, 6/1/23	450,000	468,083
4.000%, 6/1/23	500,000	525,732
4.800%, 4/1/26	1,000,000	1,118,365
4.450%, 6/1/28	500,000	553,643
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,508,865
2.150%, 9/15/22	1,195,000	1,206,049
2.800%, 12/14/22	1,750,000	1,802,311
3.150%, 12/14/25	3,450,000	3,677,795
2.750%, 9/15/27(x)	300,000	314,890
Western Union Co. (The)
3.600%, 3/15/22	300,000	307,316
4.250%, 6/9/23	250,000	261,890

		50,763,409

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
4.100%, 11/15/23	600,000	649,661
Analog Devices, Inc.
2.950%, 1/12/21	750,000	756,155
2.500%, 12/5/21	300,000	300,984
2.875%, 6/1/23	250,000	254,667
3.125%, 12/5/23	500,000	514,990
3.900%, 12/15/25	450,000	482,911
3.500%, 12/5/26	500,000	522,386
Applied Materials, Inc.
2.625%, 10/1/20	430,000	432,486
4.300%, 6/15/21	625,000	648,780
Broadcom Corp.
2.200%, 1/15/21	750,000	747,035
2.650%, 1/15/23	750,000	749,593
3.625%, 1/15/24	2,500,000	2,552,389
3.125%, 1/15/25	715,000	708,927
Broadcom, Inc.
3.125%, 4/15/21§	875,000	882,460
3.125%, 10/15/22§	250,000	253,039
3.625%, 10/15/24§	1,000,000	1,017,281
4.250%, 4/15/26§	2,025,000	2,088,387
4.750%, 4/15/29§	2,500,000	2,641,400
Intel Corp.
1.700%, 5/19/21	250,000	249,274
3.300%, 10/1/21	1,257,000	1,291,967
2.350%, 5/11/22	800,000	808,952
3.100%, 7/29/22	600,000	619,458
2.700%, 12/15/22	875,000	895,448
3.700%, 7/29/25	1,795,000	1,949,533
2.600%, 5/19/26	500,000	512,897
3.150%, 5/11/27(x)	2,000,000	2,128,979
KLA Corp.
4.125%, 11/1/21	571,000	591,465
4.100%, 3/15/29	625,000	689,369
Lam Research Corp.
2.800%, 6/15/21	750,000	756,790
3.800%, 3/15/25	350,000	374,591
3.750%, 3/15/26	750,000	797,674
4.000%, 3/15/29	530,000	585,478
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	366,688
4.875%, 6/22/28	350,000	388,248
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	410,904
3.450%, 6/15/27	500,000	515,183
Micron Technology, Inc.
4.640%, 2/6/24	105,000	111,676
5.500%, 2/1/25	400,000	412,339
4.975%, 2/6/26	350,000	375,839
4.185%, 2/15/27	375,000	383,972
5.327%, 2/6/29	350,000	381,510
NVIDIA Corp.
2.200%, 9/16/21	395,000	395,553
3.200%, 9/16/26	850,000	887,659
NXP BV
4.875%, 3/1/24§	500,000	539,970
5.350%, 3/1/26§	500,000	559,635
3.875%, 6/18/26§	500,000	524,753
5.550%, 12/1/28§	335,000	386,948
4.300%, 6/18/29§	750,000	792,031
QUALCOMM, Inc.
3.000%, 5/20/22	2,500,000	2,561,413
2.600%, 1/30/23	1,850,000	1,879,399
2.900%, 5/20/24	1,000,000	1,030,543
3.250%, 5/20/27	1,500,000	1,565,183
Texas Instruments, Inc.
2.750%, 3/12/21	375,000	379,304
1.850%, 5/15/22	500,000	498,761
2.250%, 5/1/23	750,000	757,206
2.625%, 5/15/24	216,000	221,996
2.900%, 11/3/27	355,000	372,718
2.250%, 9/4/29	320,000	314,977
Xilinx, Inc.
3.000%, 3/15/21	500,000	505,251
2.950%, 6/1/24	650,000	668,212

		46,643,277

Software (0.6%)
Autodesk, Inc.
4.375%, 6/15/25	600,000	647,947
3.500%, 6/15/27	1,000,000	1,032,356
CA, Inc.
3.600%, 8/15/22	200,000	203,921
4.700%, 3/15/27	250,000	261,654
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	188,629
Microsoft Corp.
3.000%, 10/1/20	594,000	600,580
2.000%, 11/3/20	2,250,000	2,252,716
4.000%, 2/8/21	1,000,000	1,028,584
2.400%, 2/6/22	1,000,000	1,014,547
2.375%, 2/12/22	1,000,000	1,014,100
2.650%, 11/3/22	1,000,000	1,024,462
2.125%, 11/15/22	500,000	505,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 5/1/23	$1,250,000	$1,275,655
2.000%, 8/8/23	1,350,000	1,360,562
3.625%, 12/15/23	2,000,000	2,144,898
2.875%, 2/6/24	335,000	349,340
2.700%, 2/12/25	1,500,000	1,558,238
3.125%, 11/3/25	2,600,000	2,769,850
2.400%, 8/8/26	3,260,000	3,314,702
3.300%, 2/6/27	1,000,000	1,075,104
Oracle Corp.
2.800%, 7/8/21	585,000	593,832
1.900%, 9/15/21	2,755,000	2,754,897
2.500%, 5/15/22	2,000,000	2,024,849
2.500%, 10/15/22	1,875,000	1,903,125
2.625%, 2/15/23	805,000	819,440
3.625%, 7/15/23	1,000,000	1,055,986
2.400%, 9/15/23	1,000,000	1,011,404
3.400%, 7/8/24	2,000,000	2,114,353
2.950%, 11/15/24	750,000	778,740
2.950%, 5/15/25	3,000,000	3,108,428
2.650%, 7/15/26	2,805,000	2,847,616
3.250%, 11/15/27	1,000,000	1,057,809
salesforce.com, Inc.
3.250%, 4/11/23	375,000	391,198
3.700%, 4/11/28	375,000	410,630
VMware, Inc.
2.950%, 8/21/22	515,000	521,967
3.900%, 8/21/27	2,050,000	2,107,297

		47,124,715

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.000%, 11/13/20	1,000,000	1,000,904
2.250%, 2/23/21	2,250,000	2,259,501
2.850%, 5/6/21	935,000	949,177
1.550%, 8/4/21	1,400,000	1,391,675
2.150%, 2/9/22	1,000,000	1,006,571
2.500%, 2/9/22	750,000	759,969
2.300%, 5/11/22	1,000,000	1,010,944
2.700%, 5/13/22	1,000,000	1,021,139
1.700%, 9/11/22(x)	440,000	439,279
2.100%, 9/12/22	750,000	754,757
2.400%, 1/13/23	1,000,000	1,016,047
2.850%, 2/23/23	1,250,000	1,288,733
2.400%, 5/3/23	4,707,000	4,783,061
3.000%, 2/9/24	495,000	515,841
3.450%, 5/6/24	1,500,000	1,596,747
2.850%, 5/11/24	750,000	777,827
1.800%, 9/11/24	750,000	745,827
2.750%, 1/13/25	750,000	775,718
2.500%, 2/9/25	1,000,000	1,021,999
3.250%, 2/23/26	2,255,000	2,396,610
2.450%, 8/4/26	1,675,000	1,695,299
2.050%, 9/11/26	750,000	741,067
3.350%, 2/9/27	1,500,000	1,602,885
3.200%, 5/11/27	923,000	978,362
3.000%, 6/20/27	2,060,000	2,165,414
3.000%, 11/13/27	2,250,000	2,358,406
2.200%, 9/11/29	750,000	736,743
Dell International LLC
4.420%, 6/15/21§	3,750,000	3,874,826
5.450%, 6/15/23§	3,075,000	3,359,632
4.000%, 7/15/24§	500,000	522,898
6.020%, 6/15/26§	1,905,000	2,140,355
4.900%, 10/1/26§	1,300,000	1,381,953
Hewlett Packard Enterprise Co.
3.600%, 10/15/20(e)	1,350,000	1,366,555
3.500%, 10/5/21	375,000	384,572
4.400%, 10/15/22(e)	1,500,000	1,593,912
2.250%, 4/1/23	750,000	748,377
4.900%, 10/15/25(e)	3,000,000	3,326,806
HP, Inc.
3.750%, 12/1/20	41,000	41,690
4.050%, 9/15/22	1,000,000	1,050,989
NetApp, Inc.
3.375%, 6/15/21	550,000	559,944
3.300%, 9/29/24	500,000	506,858
Seagate HDD Cayman
4.250%, 3/1/22	123,000	126,844
4.875%, 3/1/24	300,000	314,670

		57,091,383

Total Information Technology		225,099,100

Materials (0.9%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,016,859
3.350%, 7/31/24	750,000	785,724
Airgas, Inc.
3.650%, 7/15/24	450,000	478,423
Albemarle Corp.
4.150%, 12/1/24	250,000	265,291
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,375,000
Cabot Corp.
3.700%, 7/15/22	500,000	511,088
4.000%, 7/1/29	500,000	517,332
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	390,071
4.625%, 11/15/22	450,000	478,145
3.500%, 5/8/24	300,000	310,311
Dow Chemical Co. (The)
4.125%, 11/15/21	100,000	103,400
3.000%, 11/15/22	1,000,000	1,015,680
3.150%, 5/15/24§	430,000	439,419
4.550%, 11/30/25§	250,000	274,234
3.625%, 5/15/26§	500,000	520,776
4.800%, 11/30/28§	500,000	566,432
DuPont de Nemours, Inc.
3.766%, 11/15/20	500,000	508,853
4.205%, 11/15/23	1,500,000	1,606,420
4.493%, 11/15/25	1,150,000	1,272,396
4.725%, 11/15/28	2,000,000	2,282,540
Eastman Chemical Co.
3.500%, 12/1/21	160,000	163,261
3.600%, 8/15/22	1,125,000	1,156,762
3.800%, 3/15/25	1,000,000	1,047,673
Ecolab, Inc.
4.350%, 12/8/21	1,106,000	1,156,800
3.250%, 1/14/23	500,000	517,291
2.700%, 11/1/26	215,000	220,096
FMC Corp.
4.100%, 2/1/24	1,500,000	1,567,500
3.200%, 10/1/26	350,000	353,347
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	426,276
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,157,184
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,918,080
Methanex Corp.
4.250%, 12/1/24	650,000	654,225
Mosaic Co. (The)
3.250%, 11/15/22	500,000	509,457
4.250%, 11/15/23	1,000,000	1,054,164
4.050%, 11/15/27	750,000	777,162
NewMarket Corp.
4.100%, 12/15/22	167,000	173,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nutrien Ltd.
3.150%, 10/1/22	$131,000	$133,387
3.500%, 6/1/23	1,000,000	1,031,592
3.625%, 3/15/24	500,000	520,473
4.000%, 12/15/26	500,000	536,620
4.200%, 4/1/29	280,000	307,440
PPG Industries, Inc.
3.600%, 11/15/20	350,000	355,635
3.200%, 3/15/23	650,000	672,951
2.400%, 8/15/24	250,000	250,215
2.800%, 8/15/29	250,000	249,504
Praxair, Inc.
4.050%, 3/15/21	500,000	514,056
3.000%, 9/1/21	600,000	610,355
2.200%, 8/15/22	450,000	451,679
2.700%, 2/21/23	500,000	509,059
3.200%, 1/30/26	350,000	369,102
RPM International, Inc.
3.750%, 3/15/27	350,000	360,537
4.550%, 3/1/29	500,000	542,824
SASOL Financing USA LLC
5.875%, 3/27/24	765,000	824,527
6.500%, 9/27/28	450,000	496,125
Sherwin-Williams Co. (The)
4.200%, 1/15/22	200,000	208,105
2.750%, 6/1/22	563,000	568,554
3.125%, 6/1/24	575,000	591,996
3.950%, 1/15/26	500,000	534,182
3.450%, 6/1/27	750,000	782,090
2.950%, 8/15/29	500,000	502,074
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	515,532

		40,009,549

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	305,193
3.450%, 6/1/27	321,000	328,276
3.500%, 12/15/27	500,000	514,898
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,341,095
3.900%, 4/1/27	130,000	135,891

		2,625,353

Containers & Packaging (0.1%)
Avery Dennison Corp.
4.875%, 12/6/28	300,000	340,163
Bemis Co., Inc.
3.100%, 9/15/26§	500,000	485,848
International Paper Co.
7.500%, 8/15/21	106,000	115,668
4.750%, 2/15/22	89,000	93,615
3.650%, 6/15/24	1,900,000	1,997,009
Packaging Corp. of America
2.450%, 12/15/20	285,000	285,082
3.900%, 6/15/22	500,000	518,635
4.500%, 11/1/23	200,000	215,046
3.650%, 9/15/24	1,000,000	1,043,755
3.400%, 12/15/27	360,000	371,471
Westrock Co.
3.000%, 9/15/24	500,000	509,322
3.750%, 3/15/25	500,000	525,153
4.650%, 3/15/26	550,000	602,917
4.000%, 3/15/28	500,000	530,365
3.900%, 6/1/28	175,000	184,266
WestRock RKT LLC
4.900%, 3/1/22	1,500,000	1,586,866

		9,405,181

Metals & Mining (0.2%)
ArcelorMittal
5.500%, 3/1/21(e)	600,000	624,000
6.250%, 2/25/22(e)	550,000	593,313
3.600%, 7/16/24	500,000	504,147
6.125%, 6/1/25	405,000	455,625
4.550%, 3/11/26	500,000	523,125
4.250%, 7/16/29(x)	500,000	505,964
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	694,105
Newmont Goldcorp Corp.
3.625%, 6/9/21	330,000	336,614
3.500%, 3/15/22	1,156,000	1,190,637
3.700%, 3/15/23	600,000	624,928
Nucor Corp.
3.950%, 5/1/28	1,350,000	1,472,653
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	528,235
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,078,374
Southern Copper Corp.
3.500%, 11/8/22	244,000	249,947
3.875%, 4/23/25	300,000	313,688
Vale Overseas Ltd.
4.375%, 1/11/22	337,000	348,690
6.250%, 8/10/26	1,250,000	1,439,062

		11,483,107

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,071,033
Fibria Overseas Finance Ltd.
4.000%, 1/14/25(x)	1,000,000	1,018,125
5.500%, 1/17/27(x)	625,000	674,262
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	1,079,500

		4,842,920

Total Materials		68,366,110

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.900%, 6/15/23	1,000,000	1,053,603
4.000%, 1/15/24	805,000	857,639
3.450%, 4/30/25	750,000	782,433
3.800%, 4/15/26	250,000	265,964
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	605,544
3.750%, 4/15/23	500,000	522,735
3.300%, 7/15/26	300,000	309,279
3.625%, 11/15/27	200,000	210,048
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	538,220
American Tower Corp. (REIT)
3.300%, 2/15/21	1,750,000	1,775,053
3.450%, 9/15/21	1,000,000	1,022,809
2.250%, 1/15/22	1,250,000	1,249,566
4.700%, 3/15/22	500,000	528,854
3.500%, 1/31/23	1,150,000	1,193,401
3.000%, 6/15/23	500,000	511,453
5.000%, 2/15/24	1,000,000	1,104,826
3.375%, 5/15/24	500,000	518,153
2.950%, 1/15/25	750,000	765,480
2.750%, 1/15/27	350,000	349,710
3.950%, 3/15/29	500,000	535,889
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,013,533
2.950%, 9/15/22	500,000	512,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 12/15/23	$100,000	$108,085
3.500%, 11/15/25	250,000	265,536
2.950%, 5/11/26	1,000,000	1,035,325
2.900%, 10/15/26	250,000	258,148
3.350%, 5/15/27	175,000	184,960
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	526,426
3.125%, 9/1/23	1,000,000	1,029,258
3.200%, 1/15/25	1,750,000	1,815,378
3.400%, 6/21/29	750,000	784,457
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	261,045
3.950%, 11/15/27	300,000	313,290
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	495,313
3.250%, 9/15/23	750,000	770,755
3.650%, 6/15/24	300,000	310,886
3.850%, 2/1/25	355,000	370,642
4.125%, 6/15/26	275,000	291,333
3.900%, 3/15/27	250,000	261,603
4.125%, 5/15/29	375,000	399,110
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,171,738
4.100%, 10/15/28	215,000	239,382
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	523,364
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	260,238
3.650%, 8/15/26	250,000	254,121
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	758,250
3.600%, 5/15/23	200,000	203,049
5.000%, 7/1/25	100,000	107,809
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	562,572
2.250%, 9/1/21	1,000,000	999,414
5.250%, 1/15/23	1,000,000	1,088,015
3.150%, 7/15/23	1,970,000	2,017,445
3.200%, 9/1/24	500,000	514,664
4.450%, 2/15/26	2,165,000	2,397,214
3.700%, 6/15/26	165,000	175,751
3.650%, 9/1/27	750,000	793,662
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	517,138
3.125%, 9/1/26	250,000	251,615
4.375%, 2/15/29	150,000	164,747
Digital Realty Trust LP (REIT)
2.750%, 2/1/23	175,000	176,709
3.700%, 8/15/27	1,500,000	1,573,262
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	773,657
3.375%, 12/15/27	680,000	708,757
4.000%, 9/15/28	300,000	326,912
EPR Properties (REIT)
4.500%, 4/1/25	350,000	369,720
4.750%, 12/15/26	250,000	268,467
4.500%, 6/1/27	450,000	475,779
4.950%, 4/15/28	500,000	543,481
3.750%, 8/15/29	250,000	249,523
Equinix, Inc. (REIT)
5.875%, 1/15/26	1,045,000	1,109,173
5.375%, 5/15/27	825,000	886,875
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,026,007
3.375%, 6/1/25	1,000,000	1,053,233
3.250%, 8/1/27	355,000	373,109
4.150%, 12/1/28	300,000	337,410
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,025,156
3.500%, 4/1/25	650,000	677,799
3.375%, 4/15/26	250,000	261,015
4.000%, 3/1/29	500,000	545,658
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	520,365
3.200%, 6/15/29	500,000	515,579
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	411,061
3.350%, 9/1/24	570,000	572,565
5.250%, 6/1/25	505,000	556,020
5.375%, 4/15/26	750,000	823,230
5.750%, 6/1/28	385,000	436,971
HCP, Inc. (REIT)
3.150%, 8/1/22	250,000	255,065
4.250%, 11/15/23	502,000	539,301
3.875%, 8/15/24	1,000,000	1,064,468
3.400%, 2/1/25	500,000	518,457
4.000%, 6/1/25	350,000	371,236
3.250%, 7/15/26	175,000	178,572
3.500%, 7/15/29	200,000	207,896
Healthcare Trust of America Holdings LP (REIT)
3.700%, 4/15/23	250,000	258,368
3.500%, 8/1/26	425,000	438,116
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,053,624
Series C
4.750%, 3/1/23	1,100,000	1,173,352
Series E
4.000%, 6/15/25	310,000	327,689
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	469,016
3.450%, 12/15/24	350,000	362,859
4.375%, 10/1/25	400,000	430,281
4.750%, 12/15/28	350,000	395,122
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	517,101
3.125%, 6/1/23	1,000,000	1,025,267
2.700%, 3/1/24	250,000	250,989
3.300%, 2/1/25	610,000	626,735
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	248,417
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	395,864
4.125%, 6/15/22	1,094,000	1,145,066
3.750%, 4/1/25	100,000	104,557
3.250%, 10/1/26	300,000	306,737
4.375%, 2/1/29	155,000	171,892
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	421,545
4.000%, 6/15/29	500,000	531,000
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	512,536
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	186,624
3.750%, 6/15/24	450,000	471,289
4.000%, 11/15/25	350,000	375,670
3.600%, 6/1/27	500,000	527,235
3.950%, 3/15/29	750,000	813,073
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	259,409
3.300%, 4/15/23	700,000	718,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 6/15/24	$500,000	$527,627
4.000%, 11/15/25	200,000	214,435
3.600%, 12/15/26	250,000	262,510
4.300%, 10/15/28	665,000	735,830
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,130,011
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,120,156
4.500%, 1/15/25	450,000	474,616
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	266,821
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	526,164
Prologis LP (REIT)
4.250%, 8/15/23	100,000	107,607
3.750%, 11/1/25	445,000	484,608
Public Storage (REIT)
2.370%, 9/15/22	250,000	253,093
3.094%, 9/15/27	300,000	314,328
3.385%, 5/1/29	320,000	342,920
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	871,015
4.650%, 8/1/23	1,000,000	1,092,249
3.875%, 4/15/25	750,000	802,999
4.125%, 10/15/26	725,000	796,891
3.250%, 6/15/29	350,000	366,078
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	377,760
4.125%, 3/15/28	500,000	544,113
2.950%, 9/15/29	250,000	249,040
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	262,845
3.900%, 10/15/29	750,000	738,750
Service Properties Trust (REIT)
4.250%, 2/15/21	350,000	354,620
4.500%, 6/15/23	1,000,000	1,027,600
4.350%, 10/1/24	300,000	303,674
5.250%, 2/15/26	350,000	362,672
4.750%, 10/1/26	200,000	200,552
4.950%, 2/15/27	540,000	548,305
Simon Property Group LP (REIT)
4.375%, 3/1/21	1,095,000	1,124,791
2.350%, 1/30/22	500,000	503,078
2.625%, 6/15/22	500,000	507,094
2.750%, 6/1/23	600,000	612,611
3.750%, 2/1/24	1,000,000	1,063,888
2.000%, 9/13/24	500,000	494,856
3.500%, 9/1/25	500,000	526,929
3.250%, 11/30/26	500,000	521,894
3.375%, 6/15/27	1,750,000	1,844,641
3.375%, 12/1/27(x)	750,000	791,542
2.450%, 9/13/29	750,000	733,549
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	221,175
4.700%, 6/1/27	165,000	180,584
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	305,523
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	157,894
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	496,155
4.000%, 7/15/29	225,000	234,905
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	295,697
4.625%, 3/15/29	250,000	273,836
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	488,851
UDR, Inc. (REIT)
4.000%, 10/1/25	250,000	269,509
2.950%, 9/1/26	125,000	127,066
3.500%, 7/1/27	350,000	368,539
Series 0001
4.625%, 1/10/22	200,000	209,697
Ventas Realty LP (REIT)
3.100%, 1/15/23	500,000	512,216
3.125%, 6/15/23	600,000	615,964
3.500%, 4/15/24	750,000	783,495
3.750%, 5/1/24	50,000	52,770
2.650%, 1/15/25	1,000,000	1,006,737
3.250%, 10/15/26	800,000	820,067
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	327,859
4.600%, 2/6/24	400,000	430,863
4.625%, 11/1/25	500,000	540,859
4.875%, 6/1/26	485,000	537,027
3.950%, 8/15/27	320,000	337,980
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	566,023
Washington REIT (REIT)
3.950%, 10/15/22	150,000	155,542
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	612,355
Welltower, Inc. (REIT)
3.950%, 9/1/23	650,000	687,961
4.500%, 1/15/24	1,000,000	1,078,112
3.625%, 3/15/24	565,000	592,986
4.250%, 4/15/28	1,225,000	1,340,528
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,082,000
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	321,049
4.000%, 2/1/25	300,000	315,381
4.250%, 10/1/26	400,000	429,174
3.850%, 7/15/29	250,000	264,806

		114,384,768

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,677,597
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	510,313

		2,187,910

Total Real Estate		116,572,678

Utilities (1.8%)
Electric Utilities (1.2%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	351,665
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	262,039
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	504,026
American Electric Power Co., Inc.
2.150%, 11/13/20	180,000	180,005
3.200%, 11/13/27	400,000	416,477
Series F
2.950%, 12/15/22	150,000	153,162
Series I
3.650%, 12/1/21	335,000	345,172
Series J
4.300%, 12/1/28	500,000	562,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Appalachian Power Co.
3.400%, 6/1/25	$350,000	$366,629
Arizona Public Service Co.
3.150%, 5/15/25	200,000	207,945
2.950%, 9/15/27	350,000	363,215
2.600%, 8/15/29	250,000	247,519
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	392,269
Avangrid, Inc.
3.150%, 12/1/24	500,000	515,397
3.800%, 6/1/29	750,000	800,528
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	700,493
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	250,717
Series Z
2.400%, 9/1/26	250,000	249,832
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	772,855
3.375%, 9/15/29§	175,000	174,703
Commonwealth Edison Co.
3.400%, 9/1/21	250,000	256,974
3.700%, 8/15/28	220,000	242,618
Series 122
2.950%, 8/15/27	500,000	518,940
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	158,602
Series A
3.200%, 3/15/27	250,000	264,263
DPL, Inc.
4.350%, 4/15/29§	700,000	689,696
DTE Electric Co.
3.650%, 3/15/24	245,000	260,416
Duke Energy Carolinas LLC
3.350%, 5/15/22	500,000	517,042
2.500%, 3/15/23	500,000	507,602
2.950%, 12/1/26	1,000,000	1,036,911
3.950%, 11/15/28	500,000	560,946
2.450%, 8/15/29	300,000	300,180
Duke Energy Corp.
1.800%, 9/1/21	750,000	746,776
2.400%, 8/15/22	300,000	301,971
3.050%, 8/15/22	1,100,000	1,127,012
3.750%, 4/15/24	350,000	370,697
3.150%, 8/15/27	750,000	781,983
3.400%, 6/15/29	310,000	324,910
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	683,000
3.800%, 7/15/28	750,000	824,500
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,060,136
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	455,729
3.700%, 9/1/28	1,000,000	1,097,643
3.450%, 3/15/29	350,000	377,377
Edison International
2.400%, 9/15/22(x)	400,000	395,885
2.950%, 3/15/23	300,000	299,557
5.750%, 6/15/27	40,000	44,613
4.125%, 3/15/28	500,000	511,430
Emera US Finance LP
2.700%, 6/15/21	500,000	503,020
3.550%, 6/15/26	665,000	696,720
Enel Americas SA
4.000%, 10/25/26(x)	165,000	172,013
Enel Chile SA
4.875%, 6/12/28	750,000	836,484
Entergy Arkansas LLC
3.750%, 2/15/21	1,000,000	1,017,091
3.700%, 6/1/24	1,000,000	1,064,183
3.500%, 4/1/26	300,000	319,835
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,046,010
2.950%, 9/1/26	300,000	304,413
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	499,200
Evergy, Inc.
4.850%, 6/1/21	62,000	64,487
2.450%, 9/15/24	335,000	335,317
2.900%, 9/15/29	500,000	497,365
Eversource Energy
2.500%, 3/15/21	500,000	501,596
Series H
3.150%, 1/15/25	150,000	155,241
Series K
2.750%, 3/15/22	1,000,000	1,013,415
Series L
2.900%, 10/1/24	500,000	510,251
Series M
3.300%, 1/15/28	500,000	520,805
Series N
3.800%, 12/1/23	210,000	222,521
Exelon Corp.
5.150%, 12/1/20	600,000	613,496
2.450%, 4/15/21	330,000	330,419
3.497%, 6/1/22(e)	1,000,000	1,026,167
3.950%, 6/15/25	750,000	803,320
3.400%, 4/15/26	500,000	522,366
FirstEnergy Corp.
Series A
2.850%, 7/15/22	450,000	457,036
Series B
4.250%, 3/15/23	675,000	715,329
3.900%, 7/15/27	625,000	664,824
Florida Power & Light Co.
2.750%, 6/1/23	250,000	255,255
Fortis, Inc.
2.100%, 10/4/21	465,000	463,142
3.055%, 10/4/26	750,000	765,177
Georgia Power Co.
2.400%, 4/1/21	350,000	350,755
2.850%, 5/15/22	750,000	763,447
3.250%, 4/1/26	350,000	363,411
3.250%, 3/30/27	500,000	518,793
Series A
2.200%, 9/15/24	350,000	345,888
Series B
2.650%, 9/15/29	350,000	343,900
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	265,205
Hydro-Quebec
Series HY
8.400%, 1/15/22	125,000	142,763
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,380,987
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	522,830
4.100%, 9/26/28	450,000	496,266
3.600%, 4/1/29	500,000	530,303
ITC Holdings Corp.
2.700%, 11/15/22	400,000	404,013
3.650%, 6/15/24	325,000	341,095
3.250%, 6/30/26	300,000	312,849
3.350%, 11/15/27	400,000	421,446
Kansas City Power & Light Co.
3.150%, 3/15/23	250,000	258,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LG&E & KU Energy LLC
3.750%, 11/15/20	$500,000	$506,653
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	319,944
3.100%, 5/1/27	1,000,000	1,054,406
Mississippi Power Co.
3.950%, 3/30/28	250,000	272,782
NextEra Energy Capital Holdings, Inc.
4.500%, 6/1/21	1,000,000	1,030,855
2.403%, 9/1/21	1,000,000	1,005,182
2.900%, 4/1/22	375,000	381,848
2.800%, 1/15/23	400,000	407,178
3.150%, 4/1/24	1,000,000	1,031,454
3.250%, 4/1/26	355,000	365,813
3.550%, 5/1/27	1,500,000	1,593,730
3.500%, 4/1/29	500,000	528,632
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	542,613
Northern States Power Co.
2.150%, 8/15/22	700,000	704,033
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,008,202
3.200%, 5/15/27	500,000	526,127
3.250%, 5/15/29	500,000	533,174
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	381,187
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24§	500,000	513,407
3.700%, 11/15/28§	500,000	551,218
3.700%, 11/15/28	750,000	826,825
PacifiCorp
2.950%, 2/1/22	500,000	510,939
3.600%, 4/1/24	600,000	636,213
PECO Energy Co.
2.375%, 9/15/22	500,000	504,845
3.150%, 10/15/25	700,000	729,802
Pinnacle West Capital Corp.
2.250%, 11/30/20	115,000	114,913
PNM Resources, Inc.
3.250%, 3/9/21	250,000	252,820
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	317,406
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,128,115
3.500%, 12/1/22	1,000,000	1,031,951
3.400%, 6/1/23	250,000	257,383
3.100%, 5/15/26	500,000	508,996
Progress Energy, Inc.
4.400%, 1/15/21	156,000	160,254
3.150%, 4/1/22	1,250,000	1,275,290
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	151,053
2.250%, 9/15/22	500,000	501,751
3.700%, 6/15/28	350,000	387,483
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	174,958
2.375%, 5/15/23	500,000	506,685
3.250%, 9/1/23	300,000	313,608
2.250%, 9/15/26	450,000	446,786
3.700%, 5/1/28	500,000	549,291
3.650%, 9/1/28	300,000	329,007
3.200%, 5/15/29	250,000	266,008
Southern California Edison Co.
3.875%, 6/1/21	381,000	389,633
2.850%, 8/1/29	575,000	581,154
Series A
2.900%, 3/1/21	500,000	504,250
4.200%, 3/1/29	500,000	556,074
Series B
2.400%, 2/1/22	200,000	200,585
3.650%, 3/1/28	750,000	801,092
Series C
3.500%, 10/1/23	200,000	208,571
Series D
3.400%, 6/1/23	350,000	362,329
Series E
3.700%, 8/1/25	300,000	316,906
Southern Co. (The)
2.350%, 7/1/21	1,500,000	1,502,845
2.950%, 7/1/23	575,000	587,709
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	502,118
Series M
4.100%, 9/15/28	750,000	830,686
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	314,495
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	613,946
UIL Holdings Corp.
4.625%, 10/1/20	500,000	511,570
Union Electric Co.
3.500%, 4/15/24	500,000	529,391
2.950%, 6/15/27	500,000	518,689
3.500%, 3/15/29	500,000	544,276
Virginia Electric & Power Co.
3.450%, 2/15/24	1,000,000	1,049,886
Series A
3.150%, 1/15/26	715,000	747,164
3.500%, 3/15/27	750,000	803,604
3.800%, 4/1/28	500,000	548,078
2.875%, 7/15/29	175,000	179,113
Series B
2.950%, 11/15/26	500,000	518,057
Series C
2.750%, 3/15/23	1,400,000	1,426,322
Westar Energy, Inc.
2.550%, 7/1/26	350,000	352,919
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	737,353
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	364,422
Wisconsin Public Service Corp.
3.350%, 11/21/21	245,000	251,744
Xcel Energy, Inc.
2.400%, 3/15/21	500,000	501,331
2.600%, 3/15/22	500,000	504,539
3.300%, 6/1/25	500,000	523,017
3.350%, 12/1/26	500,000	529,860
4.000%, 6/15/28	500,000	549,484

		92,297,667

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	323,548
2.625%, 9/15/29	300,000	303,065
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	604,265
3.550%, 4/1/23	750,000	777,459
4.000%, 4/1/28	500,000	543,942
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,006,625
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,028,568
5.200%, 7/15/25	1,000,000	1,087,791
3.950%, 9/15/27	300,000	305,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 9/1/28	$300,000	$320,283
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	534,015
Southern California Gas Co.
3.150%, 9/15/24	550,000	575,700
Series TT
2.600%, 6/15/26	500,000	510,736
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	154,214

		8,075,544

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	421,875
PSEG Power LLC
3.000%, 6/15/21	650,000	656,609
3.850%, 6/1/23	500,000	524,914
Southern Power Co.
4.150%, 12/1/25	500,000	541,399
Series E
2.500%, 12/15/21	500,000	499,865

		2,644,662

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	251,137
2.500%, 9/15/24	160,000	161,113
Ameren Illinois Co.
2.700%, 9/1/22	500,000	509,438
3.800%, 5/15/28	350,000	389,790
Berkshire Hathaway Energy Co.
2.375%, 1/15/21	235,000	235,922
2.800%, 1/15/23	415,000	424,932
3.750%, 11/15/23	1,100,000	1,168,563
Black Hills Corp.
4.250%, 11/30/23	600,000	639,032
3.950%, 1/15/26	350,000	371,692
3.050%, 10/15/29	250,000	249,462
CenterPoint Energy, Inc.
3.600%, 11/1/21	155,000	159,084
3.850%, 2/1/24	400,000	422,023
2.500%, 9/1/24	250,000	249,848
4.250%, 11/1/28	400,000	439,368
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,059,494
3.000%, 5/15/26	210,000	215,210
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	605,962
Series B
3.125%, 11/15/27	300,000	314,765
Series D
4.000%, 12/1/28	500,000	559,641
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	314,025
Consumers Energy Co.
3.800%, 11/15/28	750,000	834,870
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	791,217
Dominion Energy, Inc.
4.104%, 4/1/21(e)	800,000	819,395
2.715%, 8/15/21(e)	175,000	176,068
3.071%, 8/15/24(e)	180,000	184,294
4.250%, 6/1/28	500,000	553,996
Series B
2.750%, 1/15/22	500,000	505,342
Series C
2.000%, 8/15/21	300,000	298,661
Series D
2.850%, 8/15/26	450,000	453,673
DTE Energy Co.
2.850%, 10/1/26	750,000	761,291
3.800%, 3/15/27	500,000	534,647
Series B
2.600%, 6/15/22	175,000	176,128
3.300%, 6/15/22	300,000	307,613
Series C
3.500%, 6/1/24	1,000,000	1,044,980
2.529%, 10/1/24(e)	375,000	375,326
3.400%, 6/15/29	175,000	182,886
Series D
3.700%, 8/1/23	500,000	524,039
NiSource, Inc.
2.650%, 11/17/22	185,000	187,196
3.650%, 6/15/23	350,000	364,772
3.490%, 5/15/27	1,250,000	1,310,397
2.950%, 9/1/29	350,000	352,476
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,013,330
2.875%, 6/15/24	700,000	718,231
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,598,206
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	504,889
Series NNN
3.600%, 9/1/23	1,650,000	1,733,742
Sempra Energy
2.850%, 11/15/20	300,000	302,187
2.875%, 10/1/22	563,000	570,118
2.900%, 2/1/23	165,000	167,822
3.550%, 6/15/24	250,000	260,532
3.750%, 11/15/25	300,000	317,797
3.250%, 6/15/27	500,000	511,868
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	768,191
2.450%, 10/1/23	650,000	652,466
3.250%, 6/15/26	530,000	546,672
WEC Energy Group, Inc.
3.375%, 6/15/21	335,000	341,959
3.100%, 3/8/22	115,000	117,397
3.550%, 6/15/25	250,000	265,828

		29,871,003

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	850,910
3.400%, 3/1/25	400,000	416,767
3.750%, 9/1/28	750,000	814,704
3.450%, 6/1/29	500,000	534,110
Aqua America, Inc.
3.566%, 5/1/29	300,000	319,130

		2,935,621

Total Utilities		135,824,497

Total Corporate Bonds		2,682,966,062

Foreign Government Securities (2.5%)
Canadian Government Bond
2.625%, 1/25/22	1,110,000	1,134,862
2.000%, 11/15/22	3,170,000	3,206,021
Export Development Canada
1.500%, 5/26/21	1,000,000	995,741
1.375%, 10/21/21	1,000,000	993,652
2.000%, 5/17/22	500,000	504,260
1.750%, 7/18/22	750,000	751,903
2.500%, 1/24/23	2,000,000	2,054,372
2.750%, 3/15/23	1,000,000	1,036,714
2.625%, 2/21/24	1,000,000	1,040,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Export-Import Bank of Korea
2.500%, 11/1/20	$950,000	$953,296
4.000%, 1/29/21	1,500,000	1,537,031
4.375%, 9/15/21	200,000	208,562
3.500%, 11/27/21	320,000	328,798
2.750%, 1/25/22	1,000,000	1,012,188
5.000%, 4/11/22	500,000	533,906
3.000%, 11/1/22	950,000	972,135
3.625%, 11/27/23	1,000,000	1,059,771
4.000%, 1/14/24	500,000	539,063
2.375%, 6/25/24(x)	350,000	353,621
2.875%, 1/21/25	1,500,000	1,548,750
3.250%, 11/10/25	1,000,000	1,060,000
2.625%, 5/26/26(x)	2,000,000	2,036,875
2.375%, 4/21/27(x)	1,500,000	1,504,687
FMS Wertmanagement AoeR
1.375%, 6/8/21	1,500,000	1,490,773
2.750%, 3/6/23	1,100,000	1,138,975
2.750%, 1/30/24	1,000,000	1,032,824
Iraq Government AID Bond
2.149%, 1/18/22	665,000	670,410
Japan Bank for International Cooperation
2.125%, 11/16/20	1,100,000	1,101,685
3.125%, 7/20/21	815,000	832,693
1.500%, 7/21/21	1,500,000	1,489,662
2.000%, 11/4/21	665,000	666,916
2.500%, 6/1/22	770,000	782,656
2.375%, 7/21/22	250,000	253,453
2.375%, 11/16/22	945,000	959,284
3.250%, 7/20/23	890,000	933,533
3.375%, 7/31/23	2,000,000	2,107,607
3.375%, 10/31/23	1,500,000	1,585,301
2.500%, 5/23/24	780,000	800,247
2.125%, 2/10/25	1,500,000	1,512,242
2.750%, 1/21/26	1,000,000	1,043,695
2.375%, 4/20/26	2,000,000	2,047,435
1.875%, 7/21/26	1,500,000	1,491,326
2.250%, 11/4/26	1,000,000	1,018,118
2.875%, 6/1/27(x)	3,000,000	3,182,369
2.750%, 11/16/27	475,000	500,748
3.250%, 7/20/28(x)	1,500,000	1,648,751
3.500%, 10/31/28	2,000,000	2,246,104
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	717,480
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	716,176
3.375%, 6/12/28	500,000	550,201
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,300,000
Province of Alberta Canada
2.200%, 7/26/22	1,500,000	1,517,010
3.350%, 11/1/23	1,150,000	1,221,214
2.950%, 1/23/24	1,000,000	1,047,877
3.300%, 3/15/28	1,250,000	1,378,347
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,034,490
2.000%, 10/23/22	1,300,000	1,311,784
1.750%, 9/27/24	300,000	300,708
2.250%, 6/2/26	1,000,000	1,026,152
Province of Manitoba
2.125%, 5/4/22	2,000,000	2,016,406
2.100%, 9/6/22	1,468,000	1,481,395
2.600%, 4/16/24	500,000	517,282
3.050%, 5/14/24	1,000,000	1,054,999
2.125%, 6/22/26	1,000,000	1,013,901
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	254,676
3.625%, 2/24/28	600,000	671,180
Province of Ontario
2.550%, 2/12/21	2,650,000	2,671,513
2.400%, 2/8/22(x)	2,500,000	2,534,173
2.550%, 4/25/22	645,000	657,224
2.450%, 6/29/22	1,700,000	1,730,323
3.050%, 1/29/24	1,350,000	1,421,336
3.200%, 5/16/24	2,500,000	2,656,510
2.500%, 4/27/26	2,000,000	2,075,318
2.300%, 6/15/26	1,750,000	1,794,641
2.000%, 10/2/29	1,250,000	1,248,091
Province of Quebec
2.750%, 8/25/21	2,100,000	2,136,726
2.625%, 2/13/23	2,531,000	2,606,184
2.500%, 4/9/24(x)	500,000	516,589
2.875%, 10/16/24	1,000,000	1,053,939
2.500%, 4/20/26	1,000,000	1,038,228
2.750%, 4/12/27	1,750,000	1,854,837
Republic of Chile
2.250%, 10/30/22(x)	245,000	245,918
3.125%, 1/21/26	3,512,000	3,685,405
3.240%, 2/6/28	1,500,000	1,599,844
Republic of Colombia
4.375%, 7/12/21	2,350,000	2,432,984
2.625%, 3/15/23	1,200,000	1,207,125
4.000%, 2/26/24	2,000,000	2,112,500
4.500%, 1/28/26	1,000,000	1,090,625
3.875%, 4/25/27	2,250,000	2,387,813
Republic of Hungary
6.375%, 3/29/21	3,000,000	3,182,813
5.375%, 2/21/23	1,000,000	1,099,687
5.375%, 3/25/24	3,000,000	3,386,250
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,264,625
4.450%, 2/11/24	340,000	365,075
3.500%, 1/11/28	1,000,000	1,033,750
4.100%, 4/24/28	800,000	863,500
Republic of Italy
6.875%, 9/27/23	2,000,000	2,320,529
Republic of Korea
3.875%, 9/11/23	250,000	268,125
2.000%, 6/19/24	350,000	350,803
2.750%, 1/19/27	1,750,000	1,812,344
3.500%, 9/20/28	1,000,000	1,103,437
2.500%, 6/19/29	505,000	515,411
Republic of Panama
4.000%, 9/22/24	890,000	950,631
3.750%, 3/16/25	3,000,000	3,175,313
Republic of Peru
4.125%, 8/25/27	1,000,000	1,122,188
Republic of Philippines
4.000%, 1/15/21	3,250,000	3,325,156
4.200%, 1/21/24	2,400,000	2,599,500
3.000%, 2/1/28	1,150,000	1,205,246
3.750%, 1/14/29	975,000	1,089,867
Republic of Poland
5.125%, 4/21/21	1,500,000	1,575,585
5.000%, 3/23/22	2,062,000	2,216,006
3.000%, 3/17/23	1,750,000	1,807,422
4.000%, 1/22/24	2,250,000	2,434,140
3.250%, 4/6/26	1,500,000	1,596,562
Republic of Uruguay
4.500%, 8/14/24(x)	500,000	539,844
4.375%, 10/27/27	2,500,000	2,747,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
State of Israel
4.000%, 6/30/22	$1,000,000	$1,050,625
3.150%, 6/30/23	500,000	521,406
2.875%, 3/16/26	1,500,000	1,578,750
3.250%, 1/17/28	750,000	812,813
Svensk Exportkredit AB
2.750%, 10/7/20	1,655,000	1,668,212
2.375%, 4/9/21	435,000	438,400
1.625%, 9/12/21	750,000	747,942
3.125%, 11/8/21	1,250,000	1,285,070
2.375%, 3/9/22	1,000,000	1,015,124
2.000%, 8/30/22	250,000	251,995
2.875%, 3/14/23(x)	1,500,000	1,559,240
Ukraine Government AID Bonds
1.847%, 5/29/20	3,755,000	3,755,751
1.471%, 9/29/21	1,000,000	992,600
United Mexican States
3.625%, 3/15/22(x)	3,000,000	3,104,062
3.600%, 1/30/25	2,000,000	2,078,000
4.125%, 1/21/26	1,865,000	1,977,833
4.150%, 3/28/27	2,745,000	2,908,328
3.750%, 1/11/28	855,000	880,650
4.500%, 4/22/29	455,000	495,267

Total Foreign Government Securities		191,866,559

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,586
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,466
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	4,000	4,133
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,023
6.395%, 1/1/40	4,000	5,925
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	6,014
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,869
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	10,562
City of New York, General Obligation Bonds, Series 2009- A1 5.206%, 10/1/31	4,000	4,830
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E 4.200%, 12/1/21	155,000	160,270
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	6,692
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	303,575
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	5,894
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,760
7.055%, 4/1/57	3,000	4,228
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,098,690
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,277,400
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM, AGM (Zero Coupon), 2/15/23	1,000,000	924,010
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	5,189
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,375
5.561%, 12/1/49	3,000	4,222
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,911
7.043%, 4/1/50	4,000	6,719
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D 2.388%, 12/1/23	1,000,000	1,005,860
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	352,177
State of California Federally Taxable General Obligation Bonds Various Purpose
2.800%, 4/1/21	165,000	167,401
3.375%, 4/1/25	190,000	201,755
3.500%, 4/1/28	250,000	272,700
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	1,012,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	$2,000	$2,482
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,383,447
University of California
3.063%, 7/1/25	500,000	525,040

Total Municipal Bonds		8,773,835

Supranational (2.6%)
African Development Bank
2.625%, 3/22/21	1,375,000	1,391,449
1.250%, 7/26/21	1,000,000	990,758
3.000%, 12/6/21	295,000	302,755
1.625%, 9/16/22	1,040,000	1,036,067
2.125%, 11/16/22	250,000	252,880
3.000%, 9/20/23	3,000,000	3,153,972
Asian Development Bank
2.875%, 11/27/20	685,000	692,169
2.250%, 1/20/21	2,445,000	2,458,411
1.625%, 3/16/21	2,000,000	1,995,296
1.750%, 6/8/21	3,250,000	3,250,131
2.125%, 11/24/21	1,500,000	1,513,817
2.000%, 2/16/22(x)	3,000,000	3,022,795
1.875%, 2/18/22	3,000,000	3,014,188
1.875%, 7/19/22	2,250,000	2,263,983
2.750%, 3/17/23	2,125,000	2,204,601
2.000%, 1/22/25(x)	3,000,000	3,054,378
2.000%, 4/24/26	1,000,000	1,019,340
1.750%, 8/14/26	1,000,000	1,003,310
2.625%, 1/12/27(x)	2,500,000	2,654,462
2.500%, 11/2/27	2,500,000	2,634,541
2.750%, 1/19/28(x)	1,000,000	1,072,446
3.125%, 9/26/28	400,000	440,719
1.750%, 9/19/29	500,000	492,563
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,367,643
Corp. Andina de Fomento
3.250%, 2/11/22	750,000	765,000
4.375%, 6/15/22	1,500,000	1,574,415
3.750%, 11/23/23	1,310,000	1,380,003
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,354,500
2.625%, 2/13/23	450,000	464,263
2.500%, 2/27/24	825,000	853,433
European Bank for Reconstruction & Development
2.750%, 4/26/21	1,250,000	1,268,180
1.875%, 2/23/22	1,000,000	1,004,663
2.125%, 3/7/22	5,500,000	5,559,990
2.750%, 3/7/23	750,000	777,358
1.625%, 9/27/24	350,000	349,496
European Investment Bank
1.625%, 12/15/20	1,000,000	997,513
4.000%, 2/16/21	2,200,000	2,265,263
2.000%, 3/15/21	4,000,000	4,011,942
2.500%, 4/15/21	2,000,000	2,022,082
2.375%, 5/13/21	3,000,000	3,029,358
1.625%, 6/15/21	4,000,000	3,992,668
1.375%, 9/15/21	3,500,000	3,478,953
2.875%, 12/15/21(x)	1,875,000	1,923,564
2.250%, 3/15/22	2,500,000	2,535,456
2.250%, 8/15/22	3,000,000	3,051,725
1.375%, 9/6/22	1,365,000	1,355,137
2.500%, 3/15/23	6,355,000	6,539,533
2.875%, 8/15/23	2,000,000	2,092,217
3.125%, 12/14/23	2,250,000	2,385,423
3.250%, 1/29/24	3,100,000	3,308,191
2.625%, 3/15/24	1,665,000	1,736,309
2.250%, 6/24/24	2,000,000	2,056,922
2.500%, 10/15/24	1,000,000	1,041,314
1.875%, 2/10/25	3,000,000	3,033,668
2.125%, 4/13/26	2,000,000	2,056,703
2.375%, 5/24/27	1,000,000	1,048,700
Inter-American Development Bank
2.125%, 11/9/20(x)	3,100,000	3,109,638
1.875%, 3/15/21(x)	1,150,000	1,151,546
2.625%, 4/19/21(x)	1,405,000	1,423,321
1.875%, 7/23/21	1,000,000	1,002,735
1.250%, 9/14/21	1,000,000	991,418
2.125%, 1/18/22	1,000,000	1,010,045
1.750%, 9/14/22(x)	2,500,000	2,508,240
3.000%, 9/26/22	350,000	363,855
2.500%, 1/18/23	3,500,000	3,596,936
2.625%, 1/16/24(x)	2,150,000	2,238,673
3.000%, 2/21/24	2,000,000	2,115,989
2.125%, 1/15/25	2,000,000	2,048,806
2.000%, 6/2/26	1,050,000	1,070,343
2.000%, 7/23/26	1,000,000	1,019,432
3.125%, 9/18/28(x)	750,000	836,018
2.250%, 6/18/29	1,000,000	1,044,450
International Bank for Reconstruction & Development
2.125%, 11/1/20	2,150,000	2,156,718
1.625%, 3/9/21	4,000,000	3,991,683
1.375%, 5/24/21	4,000,000	3,976,884
2.250%, 6/24/21	3,000,000	3,026,847
2.750%, 7/23/21(x)	2,000,000	2,036,848
1.375%, 9/20/21(x)	3,000,000	2,981,918
2.125%, 12/13/21(x)	5,000,000	5,048,570
2.000%, 1/26/22(x)	3,500,000	3,525,691
1.625%, 2/10/22(x)	3,000,000	2,996,682
2.125%, 7/1/22	2,000,000	2,024,347
1.875%, 10/7/22	1,000,000	1,006,447
7.625%, 1/19/23	1,000,000	1,191,203
2.125%, 2/13/23	1,319,000	1,339,749
1.750%, 4/19/23	1,000,000	1,004,089
1.875%, 6/19/23	750,000	756,873
3.000%, 9/27/23(x)	2,250,000	2,369,609
1.500%, 8/28/24	2,000,000	1,988,661
2.500%, 11/25/24	3,500,000	3,650,450
2.125%, 3/3/25	450,000	461,372
2.500%, 7/29/25	3,000,000	3,140,922
3.125%, 11/20/25	350,000	377,614
1.875%, 10/27/26	2,000,000	2,025,484
International Finance Corp.
2.250%, 1/25/21	2,000,000	2,011,383
1.125%, 7/20/21	1,250,000	1,237,269
2.000%, 10/24/22	750,000	757,701
2.875%, 7/31/23	805,000	840,203
2.125%, 4/7/26	2,000,000	2,056,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
1.625%, 11/20/20	$495,000	$493,786
2.250%, 2/1/21	1,500,000	1,508,503
1.250%, 8/2/21	2,000,000	1,982,700
2.125%, 2/1/22	1,000,000	1,009,569
2.875%, 7/19/23	750,000	782,011
2.250%, 5/21/24	585,000	599,437
North American Development Bank
2.400%, 10/26/22	1,150,000	1,162,067

Total Supranational		201,647,813

U.S. Government Agency Securities (1.9%)
FFCB
2.550%, 5/15/20	3,000,000	3,010,723
1.680%, 10/13/20	1,000,000	1,000,114
2.350%, 2/12/21	500,000	504,704
1.620%, 4/20/21	1,000,000	995,798
1.500%, 7/6/21	1,000,000	993,461
1.950%, 11/2/21	1,000,000	1,004,691
1.680%, 1/5/22	1,000,000	995,677
FHLB
2.625%, 10/1/20	4,000,000	4,032,353
1.950%, 11/5/20	5,000,000	4,997,938
1.870%, 2/10/21	1,500,000	1,499,682
1.375%, 2/18/21	3,150,000	3,135,261
1.750%, 3/12/21	2,000,000	2,000,350
1.875%, 7/7/21	7,775,000	7,798,767
1.125%, 7/14/21	10,000,000	9,899,636
1.875%, 11/29/21	5,000,000	5,031,535
2.160%, 8/17/22	2,750,000	2,750,778
1.500%, 8/15/24(x)	3,785,000	3,783,075
2.875%, 9/13/24	2,000,000	2,115,840
3.250%, 11/16/28(x)	5,000,000	5,579,845
5.500%, 7/15/36	3,000	4,390
FHLMC
1.875%, 11/17/20	1,000,000	1,000,624
2.250%, 11/24/20	7,500,000	7,542,043
1.330%, 12/30/20	1,000,000	993,139
2.375%, 2/16/21	2,000,000	2,020,793
1.930%, 8/27/21	1,000,000	999,599
2.375%, 1/13/22	7,947,000	8,073,868
FNMA
1.500%, 11/30/20	2,817,000	2,807,519
1.875%, 12/28/20	1,313,000	1,314,158
1.375%, 2/26/21	3,000,000	2,983,676
1.250%, 5/6/21(x)	5,000,000	4,969,447
1.250%, 8/17/21	5,000,000	4,961,410
1.375%, 10/7/21(x)	2,000,000	1,989,917
2.000%, 1/5/22(x)	5,000,000	5,039,684
2.625%, 1/11/22	3,180,000	3,251,834
1.875%, 4/5/22(x)	1,000,000	1,007,328
1.750%, 7/2/24	10,000,000	10,130,526
2.625%, 9/6/24	2,500,000	2,624,309
2.125%, 4/24/26(x)	8,165,000	8,398,622
1.875%, 9/24/26(x)	7,000,000	7,106,564
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	2,909,642
1.875%, 8/15/22	1,000,000	1,004,869
2.875%, 9/15/24	2,400,000	2,535,635
2.875%, 2/1/27	1,000,000	1,065,723

Total U.S. Government Agency Securities		145,865,547

U.S. Treasury Obligations (50.3%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	5,090,855
U.S. Treasury Notes
1.375%, 10/31/20	15,000,000	14,929,835
1.750%, 10/31/20	10,000,000	9,992,871
2.625%, 11/15/20	21,196,000	21,385,812
1.625%, 11/30/20	10,000,000	9,979,785
2.000%, 11/30/20	16,000,000	16,034,219
1.875%, 12/15/20	10,000,000	10,009,375
1.750%, 12/31/20	77,000,000	76,957,142
2.375%, 12/31/20	16,000,000	16,113,593
2.000%, 1/15/21	5,000,000	5,013,330
1.375%, 1/31/21	103,000,000	102,454,821
2.125%, 1/31/21	85,000,000	85,388,475
3.625%, 2/15/21	25,140,000	25,774,146
1.125%, 2/28/21	55,000,000	54,519,822
2.000%, 2/28/21	1,000,000	1,003,467
1.250%, 3/31/21	40,000,000	39,710,936
2.250%, 3/31/21	1,100,000	1,108,078
1.375%, 4/30/21	35,000,000	34,808,252
2.250%, 4/30/21	5,000,000	5,040,186
3.125%, 5/15/21	19,069,000	19,488,928
1.375%, 5/31/21	7,500,000	7,457,959
1.125%, 6/30/21	45,000,000	44,553,515
1.125%, 7/31/21	40,000,000	39,604,296
2.250%, 7/31/21	15,000,000	15,151,171
2.125%, 8/15/21	50,062,000	50,465,820
1.125%, 8/31/21	45,000,000	44,545,167
2.000%, 8/31/21	20,000,000	20,122,460
1.125%, 9/30/21	40,000,000	39,589,452
2.125%, 9/30/21	32,500,000	32,797,707
1.250%, 10/31/21	32,500,000	32,235,938
2.000%, 10/31/21	25,000,000	25,173,827
2.000%, 11/15/21	37,978,000	38,263,576
1.750%, 11/30/21	37,500,000	37,584,960
1.500%, 1/31/22	40,000,000	39,890,624
1.875%, 1/31/22	35,000,000	35,193,456
2.000%, 2/15/22	35,162,000	35,483,402
2.500%, 2/15/22	7,500,000	7,651,904
1.750%, 2/28/22	25,000,000	25,076,660
1.875%, 2/28/22	30,000,000	30,175,194
1.750%, 3/31/22	25,000,000	25,093,750
1.875%, 3/31/22	31,500,000	31,713,485
1.750%, 4/30/22	5,000,000	5,018,945
1.875%, 4/30/22	25,000,000	25,167,970
1.750%, 5/15/22	17,936,000	18,007,113
1.750%, 5/31/22	14,000,000	14,052,227
1.875%, 5/31/22	15,000,000	15,109,863
1.750%, 6/30/22	17,500,000	17,576,221
1.875%, 7/31/22	20,000,000	20,151,172
2.000%, 7/31/22	22,000,000	22,253,946
1.625%, 8/15/22	36,428,800	36,476,471
1.625%, 8/31/22	22,000,000	22,019,765
1.875%, 8/31/22	35,000,000	35,295,312
1.750%, 9/30/22	53,000,000	53,260,861
1.875%, 10/31/22	12,500,000	12,610,351
1.625%, 11/15/22	35,304,700	35,353,657
2.000%, 11/30/22	15,000,000	15,188,672
2.125%, 12/31/22	2,000,000	2,034,297
1.750%, 1/31/23	37,500,000	37,699,219
2.375%, 1/31/23	27,000,000	27,686,075
2.000%, 2/15/23	35,530,900	36,014,593
1.500%, 2/28/23	38,000,000	37,897,578
2.625%, 2/28/23	24,000,000	24,827,345
1.500%, 3/31/23	32,000,000	31,924,998
2.500%, 3/31/23	15,000,000	15,471,093
1.625%, 4/30/23	27,500,000	27,540,821
1.750%, 5/15/23	36,514,600	36,727,126
1.625%, 5/31/23	37,000,000	37,072,990
2.750%, 5/31/23	25,000,000	26,039,062
1.375%, 6/30/23	30,000,000	29,782,617
2.625%, 6/30/23	9,500,000	9,862,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 7/31/23	$45,500,000	$44,952,580
2.500%, 8/15/23	24,250,000	25,093,541
1.375%, 8/31/23	22,000,000	21,840,157
1.375%, 9/30/23	40,000,000	39,710,156
1.625%, 10/31/23	33,000,000	33,072,831
2.750%, 11/15/23	32,000,000	33,493,750
2.125%, 11/30/23	29,000,000	29,638,339
2.250%, 12/31/23	50,000,000	51,386,720
2.250%, 1/31/24	30,000,000	30,850,782
2.500%, 1/31/24	17,500,000	18,177,441
2.750%, 2/15/24	39,500,000	41,464,201
2.125%, 2/29/24	50,000,000	51,187,500
2.375%, 2/29/24(x)	6,500,000	6,724,834
2.125%, 3/31/24	41,000,000	41,988,166
2.000%, 4/30/24	30,000,000	30,571,875
2.500%, 5/15/24	30,000,000	31,237,500
2.000%, 5/31/24	43,000,000	43,863,358
1.750%, 6/30/24	84,000,000	84,716,957
2.000%, 6/30/24	27,500,000	28,035,499
1.750%, 7/31/24(x)	20,000,000	20,178,516
2.125%, 7/31/24	35,000,000	35,897,557
2.375%, 8/15/24	35,000,000	36,309,767
1.875%, 8/31/24	30,000,000	30,442,383
2.125%, 9/30/24	35,000,000	35,922,852
2.250%, 10/31/24	25,000,000	25,819,825
2.250%, 11/15/24	36,000,000	37,184,062
2.250%, 12/31/24	20,000,000	20,673,046
2.500%, 1/31/25	8,000,000	8,373,906
2.000%, 2/15/25	35,000,000	35,743,068
2.625%, 3/31/25	23,000,000	24,246,582
2.125%, 5/15/25	35,000,000	35,992,579
2.000%, 8/15/25	63,500,000	64,913,866
2.250%, 11/15/25	37,000,000	38,375,216
1.625%, 2/15/26	58,000,000	58,026,054
1.625%, 5/15/26	45,000,000	45,021,096
1.500%, 8/15/26	86,000,000	85,309,652
2.000%, 11/15/26	47,000,000	48,204,375
2.250%, 2/15/27	39,000,000	40,690,252
2.375%, 5/15/27	42,000,000	44,255,039
2.250%, 8/15/27	58,000,000	60,632,655
2.250%, 11/15/27	60,000,000	62,771,484
2.750%, 2/15/28	39,500,000	42,886,047
2.875%, 5/15/28	37,000,000	40,608,947
2.875%, 8/15/28	49,000,000	53,881,816
3.125%, 11/15/28	52,500,000	58,949,709
2.625%, 2/15/29	54,000,000	58,453,947
2.375%, 5/15/29	74,000,000	78,600,432
1.625%, 8/15/29(x)	34,000,000	33,853,905

Total U.S. Treasury Obligations		3,890,975,620

Total Long-Term Debt Securities (92.2%) (Cost $6,913,845,368)		7,126,663,348

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)*	17,000	222,530
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)*	22,000	293,700

Total Preferred Stock (0.0%) (Cost $18,166)		516,230

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.1%)
iShares 1-3 Year Treasury Bond ETF(x)	580,000	49,195,600
iShares 3-7 Year Treasury Bond ETF(x)	203,449	25,797,333
iShares 7-10 Year Treasury Bond ETF(x)	25,971	2,920,959
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	27,780,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	30,354,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	193,343,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	219,420,000

Total Exchange Traded Funds (7.1%) (Cost $529,035,191)		548,810,892

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $15,605,672, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20 - 11/15/48; total market value $15,912,002.(xx)	$15,600,000	15,600,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $41,016,104, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22 - 2/15/45; total market value $45,567,707.(xx)	41,000,000	41,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,400,077, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,558,203.(xx)	1,400,000	1,400,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $9,876,183, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20 - 8/15/49; total market value $10,073,049.(xx)	9,875,538	9,875,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $15,005,367, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 11/7/19-11/15/48; total market value $15,300,000.(xx)	$15,000,000	$15,000,000
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $11,003,936, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.750%, maturing 11/14/19-2/15/48; total market value $11,220,000.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		93,875,538

Total Short-Term Investments (1.2%) (Cost $93,875,538)		93,875,538

Total Investments in Securities (100.5%) (Cost $7,536,774,263)		7,769,866,008
Other Assets Less Liabilities (-0.5%)		(39,301,525)

Net Assets (100%)		$7,730,564,483

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $42,704,150 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019. (m) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $501,960 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $128,232,633. This was collateralized by $38,499,758 of various Corporate Bonds, ranging from 3.000% – 3.500%, maturing 5/25/29 – 5/25/57, U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/1/19 – 8/15/48, U.S. Government Agency Securities, ranging from 1.500% – 26.692%, maturing 1/25/20 – 9/20/68 and by cash of $93,875,538 which was subsequently invested in joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,567,912	$—	$4,567,912
Corporate Bonds
Communication Services	—	126,210,308	—	126,210,308
Consumer Discretionary	—	110,053,668	—	110,053,668
Consumer Staples	—	176,433,692	—	176,433,692
Energy	—	221,068,683	—	221,068,683
Financials	—	1,082,659,344	—	1,082,659,344
Health Care	—	246,792,932	—	246,792,932
Industrials	—	173,885,050	—	173,885,050
Information Technology	—	225,099,100	—	225,099,100
Materials	—	68,366,110	—	68,366,110
Real Estate	—	116,572,678	—	116,572,678
Utilities	—	135,824,497	—	135,824,497
Exchange Traded Funds	548,810,892	—	—	548,810,892
Foreign Government Securities	—	191,866,559	—	191,866,559
Municipal Bonds	—	8,773,835	—	8,773,835
Preferred Stocks
Financials	516,230	—	—	516,230
Short-Term Investments
Repurchase Agreements	—	93,875,538	—	93,875,538
Supranational	—	201,647,813	—	201,647,813
U.S. Government Agency Securities	—	145,865,547	—	145,865,547
U.S. Treasury Obligations	—	3,890,975,620	—	3,890,975,620

Total Assets	$549,327,122	$7,220,538,886	$—	$7,769,866,008

Total Liabilities	$—	$—	$—	$—

Total	$549,327,122	$7,220,538,886	$—	$7,769,866,008

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,745,063
Aggregate gross unrealized depreciation	(3,979,427)

Net unrealized appreciation	$232,765,636

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,537,100,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.2%)
Banco Bradesco SA (ADR)	43,253	$352,079
Cielo SA	124,754	240,203
Embraer SA	103,400	447,450
Itau Unibanco Holding SA (ADR)	49,526	416,514
Petroleo Brasileiro SA (ADR)*	29,798	431,177

		1,887,423

Chile (0.4%)
Sociedad Quimica y Minera de Chile SA (ADR)(x)	8,021	222,904

China (9.2%)
Anhui Conch Cement Co. Ltd., Class H	114,500	680,043
ANTA Sports Products Ltd.	75,000	620,558
Baidu, Inc. (ADR)*	3,033	311,671
BYD Co. Ltd., Class H(x)	55,000	274,730
China BlueChemical Ltd., Class H	534,000	128,770
China Oilfield Services Ltd., Class H	236,000	282,139
China Petroleum & Chemical Corp., Class H	418,400	248,765
Dongfeng Motor Group Co. Ltd., Class H	162,000	153,987
Industrial & Commercial Bank of China Ltd., Class H	378,000	253,199
Jiangxi Copper Co. Ltd., Class H	275,000	318,588
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	131,000	351,832
Shenzhou International Group Holdings Ltd.	32,300	422,001
Sinopharm Group Co. Ltd., Class H	108,800	340,794
TravelSky Technology Ltd., Class H	213,000	442,431
Weichai Power Co. Ltd., Class H	330,000	475,777
Zhejiang Expressway Co. Ltd., Class H	180,000	155,709

		5,460,994

Colombia (0.7%)
Bancolombia SA (ADR)	7,904	390,853

Czech Republic (0.5%)
Komercni banka A/S(x)	9,497	321,069

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	27,115	255,084

India (2.1%)
HDFC Bank Ltd. (ADR)	10,390	592,749
ICICI Bank Ltd. (ADR)	51,315	625,017

		1,217,766

Indonesia (1.3%)
Bank Rakyat Indonesia Persero Tbk. PT	1,651,400	479,307
Indofood Sukses Makmur Tbk. PT	534,200	289,774

		769,081

Malaysia (0.2%)
AMMB Holdings Bhd	137,000	135,462

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O	71,500	384,312

South Africa (1.1%)
FirstRand Ltd.	90,996	373,657
Investec Ltd.	57,621	303,799

		677,456

South Korea (2.8%)
CJ Corp.	2,753	188,727
DB Insurance Co. Ltd.	4,095	176,652
KT Corp.	5,997	137,623
POSCO	1,424	270,240
Samsung Electronics Co. Ltd.	21,436	879,017

		1,652,259

Taiwan (5.3%)
ASE Technology Holding Co. Ltd.	242,512	553,429
Hon Hai Precision Industry Co. Ltd.	113,800	268,503
Micro-Star International Co. Ltd.	198,000	576,299
Taiwan Semiconductor Manufacturing Co. Ltd.	106,000	929,330
Uni-President Enterprises Corp.	198,750	479,186
WPG Holdings Ltd.	291,520	358,944

		3,165,691

Thailand (0.7%)
Kasikornbank PCL	45,300	232,535
PTT Global Chemical PCL	101,500	178,376

		410,911

United States (1.2%)
JBS SA	89,500	704,808

Total Common Stocks (29.7%) (Cost $17,496,819)		17,656,073

EXCHANGE TRADED FUNDS (ETF):
Equity (47.8%)
iShares Core MSCI Emerging Markets ETF	386,447	18,943,632
Vanguard FTSE Emerging Markets ETF	235,055	9,463,314

Total Exchange Traded Funds (47.8%) (Cost $28,813,849)		28,406,946

SHORT-TERM INVESTMENTS:
Investment Company (19.3%)
JPMorgan Prime Money Market Fund, IM Shares	11,437,775	11,441,206

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $57,868, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $59,021.(xx)	$57,864	57,864
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $48,030, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%- 2.750%, maturing 5/15/20-8/7/23; total market value $48,988.(xx)	48,027	48,027
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $23,449, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $26,098.(xx)	23,448	23,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $211,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/15/20-8/15/49; total market value $215,257.(xx)	$211,037	$211,037

Total Repurchase Agreements		340,376

Total Short-Term Investments (19.9%) (Cost $11,781,483)		11,781,582

Total Investments in Securities (97.4%) (Cost $58,092,151)		57,844,601
Other Assets Less Liabilities (2.6%)		1,551,168

Net Assets (100%)		$59,395,769

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $677,193. This was collateralized by $377,139 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/3/19-8/15/48 and by cash of $340,376 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Exchange Traded Funds	$28,406,946	47.8%
Investment Company	11,441,206	19.3
Financials	5,037,204	8.5
Information Technology	4,248,156	7.1
Materials	1,798,921	3.0
Consumer Staples	1,473,768	2.5
Consumer Discretionary	1,471,276	2.5
Industrials	1,267,663	2.1
Energy	1,217,165	2.0
Health Care	692,626	1.2
Communication Services	449,294	0.8
Repurchase Agreements	340,376	0.6
Cash and Other	1,551,168	2.6

		100.0%

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	254	12/2019	USD	12,724,130	(217,127)

					(217,127)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,887,423	$—	$—	$1,887,423
Chile	222,904	—	—	222,904
China	311,671	5,149,323	—	5,460,994
Colombia	390,853	—	—	390,853
Czech Republic	—	321,069	—	321,069
Hungary	—	255,084	—	255,084
India	1,217,766	—	—	1,217,766
Indonesia	—	769,081	—	769,081
Malaysia	—	135,462	—	135,462
Mexico	384,312	—	—	384,312
South Africa	—	677,456	—	677,456
South Korea	—	1,652,259	—	1,652,259
Taiwan	—	3,165,691	—	3,165,691
Thailand	—	410,911	—	410,911
United States	704,808	—	—	704,808
Exchange Traded Funds	28,406,946	—	—	28,406,946
Short-Term Investments
Investment Company	11,441,206	—	—	11,441,206
Repurchase Agreements	—	340,376	—	340,376

Total Assets	$44,967,889	$12,876,712	$—	$57,844,601

Liabilities:
Futures	$(217,127)	$—	$—	$(217,127)

Total Liabilities	$(217,127)	$—	$—	$(217,127)

Total	$44,750,762	$12,876,712	$—	$57,627,474

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,501,056
Aggregate gross unrealized depreciation	(3,725,353)

Net unrealized depreciation	$(224,297)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$57,851,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,740,404	$65,856,887
CenturyLink, Inc.	228,733	2,854,588
Verizon Communications, Inc.	986,236	59,529,205

		128,240,680

Entertainment (1.8%)
Activision Blizzard, Inc.	182,668	9,666,790
Electronic Arts, Inc.*	70,680	6,913,918
Netflix, Inc.*	104,320	27,918,118
Take-Two Interactive Software, Inc.*	26,844	3,364,627
Viacom, Inc., Class B	84,300	2,025,729
Walt Disney Co. (The)	435,312	56,729,860

		106,619,042

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	71,499	87,310,289
Alphabet, Inc., Class C*	73,093	89,100,367
Facebook, Inc., Class A*	572,952	102,031,292
TripAdvisor, Inc.*	24,609	951,876
Twitter, Inc.*	174,074	7,171,849

		286,565,673

Media (1.4%)
CBS Corp. (Non-Voting), Class B	83,900	3,387,043
Charter Communications, Inc., Class A*	41,101	16,938,544
Comcast Corp., Class A	1,080,154	48,693,342
Discovery, Inc., Class A(x)*	37,566	1,000,383
Discovery, Inc., Class C*	85,897	2,114,784
DISH Network Corp., Class A*	55,009	1,874,157
Fox Corp., Class A	84,478	2,664,013
Fox Corp., Class B	38,681	1,219,999
Interpublic Group of Cos., Inc. (The)	92,226	1,988,393
News Corp., Class A	91,850	1,278,552
News Corp., Class B	29,511	421,860
Omnicom Group, Inc.	52,450	4,106,835

		85,687,905

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	75,309	5,932,090

Total Communication Services		613,045,390

Consumer Discretionary (10.0%)
Auto Components (0.1%)
Aptiv plc	61,436	5,370,735
BorgWarner, Inc.	49,370	1,810,892

		7,181,627

Automobiles (0.4%)
Ford Motor Co.	934,498	8,560,002
General Motors Co.	314,494	11,787,235
Harley-Davidson, Inc.	37,850	1,361,464

		21,708,701

Distributors (0.1%)
Genuine Parts Co.	34,810	3,466,728
LKQ Corp.*	74,837	2,353,624

		5,820,352

Diversified Consumer Services (0.0%)
H&R Block, Inc.	48,400	1,143,208

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	95,400	4,169,934
Chipotle Mexican Grill, Inc.*	5,901	4,959,613
Darden Restaurants, Inc.	29,350	3,469,757
Hilton Worldwide Holdings, Inc.	69,415	6,463,231
Marriott International, Inc., Class A	65,917	8,198,097
McDonald’s Corp.	182,150	39,109,427
MGM Resorts International	121,626	3,371,473
Norwegian Cruise Line Holdings Ltd.*	51,331	2,657,406
Royal Caribbean Cruises Ltd.	40,973	4,438,605
Starbucks Corp.	288,808	25,536,403
Wynn Resorts Ltd.	23,129	2,514,585
Yum! Brands, Inc.	72,930	8,272,450

		113,160,981

Household Durables (0.4%)
DR Horton, Inc.	80,900	4,264,239
Garmin Ltd.	28,860	2,444,153
Leggett & Platt, Inc.	31,300	1,281,422
Lennar Corp., Class A	68,050	3,800,592
Mohawk Industries, Inc.*	14,700	1,823,829
Newell Brands, Inc.	92,780	1,736,842
NVR, Inc.*	830	3,085,401
PulteGroup, Inc.	60,707	2,218,841
Whirlpool Corp.	15,116	2,393,770

		23,049,089

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	98,697	171,329,109
Booking Holdings, Inc.*	10,356	20,324,789
eBay, Inc.	195,350	7,614,743
Expedia Group, Inc.	28,439	3,822,486

		203,091,127

Leisure Products (0.0%)
Hasbro, Inc.	27,608	3,276,793

Multiline Retail (0.6%)
Dollar General Corp.	61,550	9,782,757
Dollar Tree, Inc.*	56,595	6,460,885
Kohl’s Corp.	38,620	1,917,869
Macy’s, Inc.	73,622	1,144,086
Nordstrom, Inc.	25,070	844,107
Target Corp.	122,170	13,061,195

		33,210,899

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	17,137	2,834,460
AutoZone, Inc.*	5,930	6,431,796
Best Buy Co., Inc.	55,375	3,820,321
CarMax, Inc.*	39,606	3,485,328
Gap, Inc. (The)	50,455	875,899
Home Depot, Inc. (The)	262,418	60,886,224
L Brands, Inc.	54,617	1,069,947
Lowe’s Cos., Inc.	186,680	20,527,333
O’Reilly Automotive, Inc.*	18,684	7,445,761
Ross Stores, Inc.	87,640	9,627,254
Tiffany & Co.	25,760	2,386,149
TJX Cos., Inc. (The)	289,100	16,114,434
Tractor Supply Co.	28,715	2,596,984
Ulta Beauty, Inc.*	13,241	3,318,857

		141,420,747

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	35,968	1,192,699
Hanesbrands, Inc.	86,203	1,320,630
NIKE, Inc., Class B	299,700	28,147,824
PVH Corp.	17,856	1,575,435
Ralph Lauren Corp.	12,400	1,183,828
Tapestry, Inc.	69,100	1,800,055
Under Armour, Inc., Class A*	44,816	893,631
Under Armour, Inc., Class C*	46,327	839,909
VF Corp.	77,650	6,910,073

		43,864,084

Total Consumer Discretionary		596,927,608

Consumer Staples (7.5%)
Beverages (1.9%)
Brown-Forman Corp., Class B	39,612	2,486,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	915,616	$49,846,135
Constellation Brands, Inc., Class A	39,850	8,260,108
Molson Coors Brewing Co., Class B	44,750	2,573,125
Monster Beverage Corp.*	93,270	5,415,256
PepsiCo, Inc.	334,303	45,832,941

		114,414,407

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	104,950	30,237,144
Kroger Co. (The)	192,300	4,957,494
Sysco Corp.	112,700	8,948,380
Walgreens Boots Alliance, Inc.	185,250	10,246,178
Walmart, Inc.	333,518	39,581,916

		93,971,112

Food Products (1.2%)
Archer-Daniels-Midland Co.	133,566	5,485,555
Campbell Soup Co.	45,900	2,153,628
Conagra Brands, Inc.	115,850	3,554,278
General Mills, Inc.	142,800	7,871,136
Hershey Co. (The)	33,200	5,145,668
Hormel Foods Corp.(x)	64,916	2,838,777
JM Smucker Co. (The)	27,147	2,986,713
Kellogg Co.	59,200	3,809,520
Kraft Heinz Co. (The)	148,327	4,143,515
Lamb Weston Holdings, Inc.	34,809	2,531,310
McCormick & Co., Inc. (Non-Voting)	29,250	4,571,775
Mondelez International, Inc., Class A	343,431	18,998,603
Tyson Foods, Inc., Class A	70,250	6,051,335

		70,141,813

Household Products (1.8%)
Church & Dwight Co., Inc.	58,698	4,416,438
Clorox Co. (The)	30,350	4,609,254
Colgate-Palmolive Co.	204,650	15,043,821
Kimberly-Clark Corp.	81,994	11,647,248
Procter & Gamble Co. (The)	598,191	74,402,997

		110,119,758

Personal Products (0.2%)
Coty, Inc., Class A	71,622	752,747
Estee Lauder Cos., Inc. (The), Class A	52,250	10,395,138

		11,147,885

Tobacco (0.8%)
Altria Group, Inc.	446,100	18,245,490
Philip Morris International, Inc.	370,950	28,166,233

		46,411,723

Total Consumer Staples		446,206,698

Energy (4.5%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	122,757	2,847,962
Halliburton Co.	208,350	3,927,398
Helmerich & Payne, Inc.	26,269	1,052,599
National Oilwell Varco, Inc.	91,997	1,950,336
Schlumberger Ltd.	330,234	11,284,096
TechnipFMC plc	100,391	2,423,439

		23,485,830

Oil, Gas & Consumable Fuels (4.1%)
Apache Corp.	89,580	2,293,248
Cabot Oil & Gas Corp.	100,936	1,773,446
Chevron Corp.	454,284	53,878,082
Cimarex Energy Co.	24,152	1,157,847
Concho Resources, Inc.	47,778	3,244,126
ConocoPhillips	269,484	15,355,198
Devon Energy Corp.	99,000	2,381,940
Diamondback Energy, Inc.	36,902	3,317,859
EOG Resources, Inc.	138,300	10,264,626
Exxon Mobil Corp. #	1,009,033	71,247,820
Hess Corp.	60,750	3,674,160
HollyFrontier Corp.	37,439	2,008,228
Kinder Morgan, Inc.	464,216	9,567,492
Marathon Oil Corp.	195,014	2,392,822
Marathon Petroleum Corp.	157,957	9,595,888
Noble Energy, Inc.	114,006	2,560,575
Occidental Petroleum Corp.	214,544	9,540,772
ONEOK, Inc.	98,341	7,246,748
Phillips 66	99,542	10,193,101
Pioneer Natural Resources Co.	40,129	5,047,024
Valero Energy Corp.	99,485	8,480,101
Williams Cos., Inc. (The)	288,971	6,952,642

		242,173,745

Total Energy		265,659,575

Financials (12.9%)
Banks (5.5%)
Bank of America Corp.	2,024,458	59,053,440
BB&T Corp.	182,600	9,745,362
Citigroup, Inc.	551,400	38,090,712
Citizens Financial Group, Inc.	109,221	3,863,147
Comerica, Inc.	36,750	2,425,132
Fifth Third Bancorp	173,317	4,745,419
First Republic Bank	39,274	3,797,796
Huntington Bancshares, Inc.	249,488	3,560,194
JPMorgan Chase & Co.	773,591	91,043,925
KeyCorp	240,400	4,288,736
M&T Bank Corp.	32,600	5,149,822
People’s United Financial, Inc.	94,043	1,470,362
PNC Financial Services Group, Inc. (The)	107,679	15,092,289
Regions Financial Corp.	241,552	3,821,353
SunTrust Banks, Inc.	105,800	7,279,040
SVB Financial Group*	12,462	2,603,935
US Bancorp	356,845	19,747,802
Wells Fargo & Co.	964,603	48,654,575
Zions Bancorp NA	43,450	1,934,394

		326,367,435

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	12,111	1,009,452
Ameriprise Financial, Inc.	31,907	4,693,520
Bank of New York Mellon Corp. (The)	210,019	9,494,959
BlackRock, Inc.	28,414	12,662,415
Cboe Global Markets, Inc.	26,662	3,063,730
Charles Schwab Corp. (The)	283,255	11,848,557
CME Group, Inc.	85,415	18,051,606
E*TRADE Financial Corp.	58,340	2,548,875
Franklin Resources, Inc.	70,201	2,026,001
Goldman Sachs Group, Inc. (The)	81,192	16,825,418
Intercontinental Exchange, Inc.	134,380	12,399,243
Invesco Ltd.	95,501	1,617,787
MarketAxess Holdings, Inc.	9,020	2,954,050
Moody’s Corp.	39,376	8,065,386
Morgan Stanley	304,813	13,006,371
MSCI, Inc.	20,228	4,404,647
Nasdaq, Inc.	27,673	2,749,312
Northern Trust Corp.	51,900	4,843,308
Raymond James Financial, Inc.	30,114	2,483,200
S&P Global, Inc.	58,750	14,392,575
State Street Corp.	88,920	5,263,175
T. Rowe Price Group, Inc.	56,386	6,442,100

		160,845,687

Consumer Finance (0.7%)
American Express Co.	163,310	19,316,307
Capital One Financial Corp.	111,894	10,180,116
Discover Financial Services	77,121	6,253,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	151,162	$5,153,112

		40,903,277

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	462,126	96,131,451

Insurance (2.4%)
Aflac, Inc.	177,700	9,297,264
Allstate Corp. (The)	79,376	8,626,584
American International Group, Inc.	207,348	11,549,284
Aon plc	57,375	11,106,079
Arthur J Gallagher & Co.	44,116	3,951,470
Assurant, Inc.	14,630	1,840,747
Chubb Ltd.	109,150	17,621,176
Cincinnati Financial Corp.	36,113	4,213,304
Everest Re Group Ltd.	9,745	2,593,047
Globe Life, Inc.	24,162	2,313,753
Hartford Financial Services Group, Inc. (The)	86,150	5,221,551
Lincoln National Corp.	48,178	2,906,097
Loews Corp.	63,897	3,289,417
Marsh & McLennan Cos., Inc.	121,950	12,201,097
MetLife, Inc.	226,599	10,686,409
Principal Financial Group, Inc.	61,700	3,525,538
Progressive Corp. (The)	139,200	10,753,200
Prudential Financial, Inc.	96,800	8,707,160
Travelers Cos., Inc. (The)	62,474	9,289,259
Unum Group	50,520	1,501,454
Willis Towers Watson plc	30,801	5,943,669

		147,137,559

Total Financials		771,385,409

Health Care (13.5%)
Biotechnology (2.1%)
AbbVie, Inc.	352,474	26,689,331
Alexion Pharmaceuticals, Inc.*	53,400	5,229,996
Amgen, Inc.	145,468	28,149,513
Biogen, Inc.*	46,239	10,765,364
Celgene Corp.*	168,200	16,702,260
Gilead Sciences, Inc.	303,158	19,214,154
Incyte Corp.*	42,406	3,147,797
Regeneron Pharmaceuticals, Inc.*	18,734	5,196,812
Vertex Pharmaceuticals, Inc.*	61,033	10,340,211

		125,435,438

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	420,720	35,201,642
ABIOMED, Inc.*	10,761	1,914,274
Align Technology, Inc.*	17,337	3,136,610
Baxter International, Inc.	113,050	9,888,484
Becton Dickinson and Co.	64,315	16,269,122
Boston Scientific Corp.*	331,556	13,491,014
Cooper Cos., Inc. (The)	11,828	3,512,916
Danaher Corp.	150,250	21,700,608
Dentsply Sirona, Inc.	55,778	2,973,525
Edwards Lifesciences Corp.*	49,758	10,942,282
Hologic, Inc.*	63,839	3,223,231
IDEXX Laboratories, Inc.*	20,554	5,589,249
Intuitive Surgical, Inc.*	27,589	14,896,129
Medtronic plc	319,702	34,726,031
ResMed, Inc.	34,158	4,615,087
Stryker Corp.	73,900	15,984,570
Teleflex, Inc.	11,067	3,760,013
Varian Medical Systems, Inc.*	21,688	2,582,824
Zimmer Biomet Holdings, Inc.	48,850	6,705,640

		211,113,251

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	37,050	3,050,326
Anthem, Inc.	61,350	14,730,135
Cardinal Health, Inc.	71,025	3,351,670
Centene Corp.*	98,574	4,264,311
Cigna Corp.	90,449	13,729,254
CVS Health Corp.	309,710	19,533,410
DaVita, Inc.*	30,138	1,719,976
HCA Healthcare, Inc.	63,680	7,668,346
Henry Schein, Inc.*	35,532	2,256,282
Humana, Inc.	32,200	8,232,574
Laboratory Corp. of America Holdings*	23,450	3,939,600
McKesson Corp.	45,331	6,194,934
Quest Diagnostics, Inc.	32,050	3,430,311
UnitedHealth Group, Inc.	226,700	49,266,444
Universal Health Services, Inc., Class B	19,750	2,937,812
WellCare Health Plans, Inc.*	12,040	3,120,407

		147,425,792

Health Care Technology (0.1%)
Cerner Corp.	77,542	5,286,038

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	75,273	5,768,170
Illumina, Inc.*	35,028	10,656,218
IQVIA Holdings, Inc.*	37,619	5,619,526
Mettler-Toledo International, Inc.*	5,974	4,208,086
PerkinElmer, Inc.	26,450	2,252,747
Thermo Fisher Scientific, Inc.	95,400	27,787,158
Waters Corp.*	16,600	3,705,618

		59,997,523

Pharmaceuticals (4.3%)
Allergan plc	73,445	12,360,059
Bristol-Myers Squibb Co.	390,023	19,778,066
Eli Lilly & Co.	206,048	23,042,348
Johnson & Johnson	633,160	81,918,241
Merck & Co., Inc.	613,917	51,679,533
Mylan NV*	122,850	2,429,973
Nektar Therapeutics(x)*	41,549	756,815
Perrigo Co. plc	29,739	1,662,113
Pfizer, Inc.	1,330,411	47,801,667
Zoetis, Inc.	114,124	14,218,709

		255,647,524

Total Health Care		804,905,566

Industrials (9.2%)
Aerospace & Defense (2.7%)
Arconic, Inc.	95,132	2,473,432
Boeing Co. (The)	124,824	47,491,787
General Dynamics Corp.	64,800	11,840,904
Huntington Ingalls Industries, Inc.	9,906	2,097,992
L3Harris Technologies, Inc.	52,799	11,015,983
Lockheed Martin Corp.	58,608	22,860,637
Northrop Grumman Corp.	40,520	15,186,491
Raytheon Co.	66,400	13,027,016
Textron, Inc.	55,500	2,717,280
TransDigm Group, Inc.	11,751	6,118,393
United Technologies Corp.	193,416	26,405,152

		161,235,067

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	32,502	2,755,520
Expeditors International of Washington, Inc.	40,948	3,042,027
FedEx Corp.	57,160	8,320,781
United Parcel Service, Inc., Class B	166,300	19,926,066

		34,044,394

Airlines (0.4%)
Alaska Air Group, Inc.	29,444	1,911,210
American Airlines Group, Inc.	94,363	2,544,970
Delta Air Lines, Inc.	141,973	8,177,645
Southwest Airlines Co.	116,518	6,293,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	52,624	$4,652,488

		23,579,450

Building Products (0.3%)
Allegion plc	22,338	2,315,334
AO Smith Corp.	33,615	1,603,772
Fortune Brands Home & Security, Inc.	33,346	1,824,026
Johnson Controls International plc	189,767	8,328,873
Masco Corp.	70,000	2,917,600

		16,989,605

Commercial Services & Supplies (0.4%)
Cintas Corp.	20,200	5,415,620
Copart, Inc.*	48,042	3,859,214
Republic Services, Inc.	51,351	4,444,429
Rollins, Inc.	35,100	1,195,857
Waste Management, Inc.	93,156	10,712,940

		25,628,060

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	27,314	2,499,231
Quanta Services, Inc.	33,800	1,277,640

		3,776,871

Electrical Equipment (0.5%)
AMETEK, Inc.	54,248	4,981,051
Eaton Corp. plc	100,825	8,383,599
Emerson Electric Co.	146,500	9,794,990
Rockwell Automation, Inc.	28,200	4,647,360

		27,807,000

Industrial Conglomerates (1.3%)
3M Co.	137,450	22,596,780
General Electric Co.	2,079,715	18,592,652
Honeywell International, Inc.	173,562	29,366,690
Roper Technologies, Inc.	24,805	8,845,463

		79,401,585

Machinery (1.5%)
Caterpillar, Inc.	136,400	17,228,684
Cummins, Inc.	34,550	5,620,249
Deere & Co.	75,600	12,752,208
Dover Corp.	34,600	3,444,776
Flowserve Corp.	31,241	1,459,267
Fortive Corp.	70,325	4,821,482
IDEX Corp.	18,093	2,965,081
Illinois Tool Works, Inc.	71,495	11,188,253
Ingersoll-Rand plc	57,515	7,086,423
PACCAR, Inc.	82,600	5,782,826
Parker-Hannifin Corp.	30,600	5,526,666
Pentair plc	37,658	1,423,472
Snap-on, Inc.	13,200	2,066,328
Stanley Black & Decker, Inc.	36,146	5,219,844
Wabtec Corp.	43,412	3,119,586
Xylem, Inc.	42,900	3,415,698

		93,120,843

Professional Services (0.3%)
Equifax, Inc.	28,850	4,058,330
IHS Markit Ltd.*	86,726	5,800,235
Nielsen Holdings plc	84,721	1,800,321
Robert Half International, Inc.	28,200	1,569,612
Verisk Analytics, Inc.	39,029	6,172,046

		19,400,544

Road & Rail (0.9%)
CSX Corp.	183,300	12,697,191
JB Hunt Transport Services, Inc.	20,740	2,294,881
Kansas City Southern	23,990	3,190,910
Norfolk Southern Corp.	63,400	11,390,444
Union Pacific Corp.	168,800	27,342,224

		56,915,650

Trading Companies & Distributors (0.2%)
Fastenal Co.	136,432	4,457,233
United Rentals, Inc.*	18,750	2,337,000
WW Grainger, Inc.	10,750	3,194,363

		9,988,596

Total Industrials		551,887,665

Information Technology (21.8%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	12,656	3,023,772
Cisco Systems, Inc.	1,020,850	50,440,198
F5 Networks, Inc.*	14,250	2,000,985
Juniper Networks, Inc.	82,090	2,031,727
Motorola Solutions, Inc.	39,324	6,701,203

		64,197,885

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	71,232	6,873,888
CDW Corp.	34,971	4,309,826
Corning, Inc.	187,142	5,337,290
FLIR Systems, Inc.	32,207	1,693,766
IPG Photonics Corp.*	8,479	1,149,752
Keysight Technologies, Inc.*	44,801	4,356,897
TE Connectivity Ltd.	80,320	7,484,218

		31,205,637

IT Services (5.5%)
Accenture plc, Class A	152,100	29,256,435
Akamai Technologies, Inc.*	39,098	3,572,775
Alliance Data Systems Corp.	10,700	1,370,991
Automatic Data Processing, Inc.	103,760	16,748,939
Broadridge Financial Solutions, Inc.	27,681	3,444,347
Cognizant Technology Solutions Corp., Class A	135,750	8,180,974
DXC Technology Co.	63,941	1,886,260
Fidelity National Information Services, Inc.	146,181	19,406,990
Fiserv, Inc.*	135,863	14,074,048
FleetCor Technologies, Inc.*	20,573	5,899,925
Gartner, Inc.*	21,507	3,075,286
Global Payments, Inc.	68,788	10,937,292
International Business Machines Corp.	211,397	30,741,352
Jack Henry & Associates, Inc.	18,362	2,680,301
Leidos Holdings, Inc.	34,346	2,949,634
Mastercard, Inc., Class A	214,400	58,224,608
Paychex, Inc.	76,185	6,305,832
PayPal Holdings, Inc.*	280,200	29,025,918
VeriSign, Inc.*	25,050	4,725,182
Visa, Inc., Class A	414,722	71,336,331
Western Union Co. (The)	102,679	2,379,072

		326,222,492

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	211,512	6,131,733
Analog Devices, Inc.	88,112	9,844,754
Applied Materials, Inc.	223,200	11,137,680
Broadcom, Inc.	94,390	26,058,247
Intel Corp.	1,067,630	55,014,974
KLA Corp.	38,500	6,138,825
Lam Research Corp.	35,738	8,259,409
Maxim Integrated Products, Inc.	64,932	3,760,212
Microchip Technology, Inc.(x)	56,686	5,266,696
Micron Technology, Inc.*	263,900	11,308,115
NVIDIA Corp.	145,250	25,283,668
Qorvo, Inc.*	28,325	2,100,016
QUALCOMM, Inc.	289,897	22,113,343
Skyworks Solutions, Inc.	41,147	3,260,900
Texas Instruments, Inc.	223,731	28,914,994
Xilinx, Inc.	60,550	5,806,745

		230,400,311

Software (6.6%)
Adobe, Inc.*	116,380	32,149,975
ANSYS, Inc.*	20,028	4,433,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	52,380	$7,736,526
Cadence Design Systems, Inc.*	66,935	4,423,065
Citrix Systems, Inc.	29,750	2,871,470
Fortinet, Inc.*	34,596	2,655,589
Intuit, Inc.	61,800	16,435,092
Microsoft Corp.	1,827,466	254,072,598
Oracle Corp.	532,037	29,277,996
salesforce.com, Inc.*	206,316	30,625,547
Symantec Corp.	147,400	3,483,062
Synopsys, Inc.*	35,770	4,909,433

		393,073,751

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	1,026,558	229,918,195
Hewlett Packard Enterprise Co.	319,319	4,844,069
HP, Inc.	359,219	6,796,424
NetApp, Inc.	58,880	3,091,789
Seagate Technology plc	59,990	3,226,862
Western Digital Corp.	69,842	4,165,377
Xerox Holdings Corp.	46,554	1,392,430

		253,435,146

Total Information Technology		1,298,535,222

Materials (2.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	52,550	11,658,743
Albemarle Corp.(x)	25,184	1,750,792
Celanese Corp.	30,130	3,684,598
CF Industries Holdings, Inc.	52,675	2,591,610
Corteva, Inc.	178,551	4,999,428
Dow, Inc.	178,551	8,507,955
DuPont de Nemours, Inc.	178,550	12,732,400
Eastman Chemical Co.	32,950	2,432,698
Ecolab, Inc.	60,541	11,989,540
FMC Corp.	31,360	2,749,645
International Flavors & Fragrances, Inc.(x)	24,150	2,962,964
Linde plc	129,449	25,076,860
LyondellBasell Industries NV, Class A	65,527	5,862,701
Mosaic Co. (The)	84,610	1,734,505
PPG Industries, Inc.	56,300	6,672,113
Sherwin-Williams Co. (The)	19,400	10,667,478

		116,074,030

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	14,923	4,090,394
Vulcan Materials Co.	31,450	4,756,498

		8,846,892

Containers & Packaging (0.4%)
Amcor plc	387,026	3,773,504
Avery Dennison Corp.	20,100	2,282,757
Ball Corp.	79,800	5,810,238
International Paper Co.	94,735	3,961,818
Packaging Corp. of America	22,521	2,389,478
Sealed Air Corp.	37,034	1,537,281
Westrock Co.	61,256	2,232,781

		21,987,857

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	345,888	3,310,148
Newmont Goldcorp Corp.	195,372	7,408,506
Nucor Corp.	72,600	3,696,066

		14,414,720

Total Materials		161,323,499

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	26,910	4,145,216
American Tower Corp. (REIT)	105,442	23,316,389
Apartment Investment & Management Co. (REIT), Class A	35,450	1,848,363
AvalonBay Communities, Inc. (REIT)	33,214	7,151,971
Boston Properties, Inc. (REIT)	36,830	4,775,378
Crown Castle International Corp. (REIT)	99,160	13,784,232
Digital Realty Trust, Inc. (REIT)	49,645	6,444,417
Duke Realty Corp. (REIT)	85,705	2,911,399
Equinix, Inc. (REIT)	20,095	11,590,796
Equity Residential (REIT)	88,280	7,615,033
Essex Property Trust, Inc. (REIT)	15,657	5,114,359
Extra Space Storage, Inc. (REIT)	30,393	3,550,510
Federal Realty Investment Trust (REIT)	17,831	2,427,512
HCP, Inc. (REIT)	113,958	4,060,324
Host Hotels & Resorts, Inc. (REIT)	176,689	3,054,953
Iron Mountain, Inc. (REIT)	68,384	2,214,958
Kimco Realty Corp. (REIT)	100,630	2,101,154
Macerich Co. (The) (REIT)(x)	25,240	797,332
Mid-America Apartment
Communities, Inc. (REIT)	27,192	3,535,232
Prologis, Inc. (REIT)	150,422	12,818,963
Public Storage (REIT)	35,810	8,783,119
Realty Income Corp. (REIT)	75,031	5,753,377
Regency Centers Corp. (REIT)	39,850	2,769,177
SBA Communications Corp. (REIT)	27,002	6,511,532
Simon Property Group, Inc. (REIT)	73,725	11,475,296
SL Green Realty Corp. (REIT)	20,040	1,638,270
UDR, Inc. (REIT)	67,174	3,256,596
Ventas, Inc. (REIT)	88,066	6,431,460
Vornado Realty Trust (REIT)	41,305	2,629,889
Welltower, Inc. (REIT)	96,533	8,750,716
Weyerhaeuser Co. (REIT)	177,541	4,917,886

		186,175,809

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	74,530	3,950,835

Total Real Estate		190,126,644

Utilities (3.5%)
Electric Utilities (2.1%)
Alliant Energy Corp.	56,292	3,035,828
American Electric Power Co., Inc.	117,580	11,016,070
Duke Energy Corp.	173,600	16,641,296
Edison International	84,350	6,361,677
Entergy Corp.	45,300	5,316,408
Evergy, Inc.	58,115	3,868,134
Eversource Energy	76,494	6,537,942
Exelon Corp.	231,520	11,184,731
FirstEnergy Corp.	120,332	5,803,612
NextEra Energy, Inc.	114,250	26,619,107
Pinnacle West Capital Corp.	26,750	2,596,623
PPL Corp.	172,038	5,417,477
Southern Co. (The)	248,150	15,328,226
Xcel Energy, Inc.	122,695	7,961,679

		127,688,810

Gas Utilities (0.1%)
Atmos Energy Corp.	27,823	3,168,761

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	158,250	2,585,805
NRG Energy, Inc.	63,668	2,521,253

		5,107,058

Multi-Utilities (1.1%)
Ameren Corp.	58,500	4,682,925
CenterPoint Energy, Inc.	119,700	3,612,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	67,600	$4,323,020
Consolidated Edison, Inc.	77,950	7,363,937
Dominion Energy, Inc.	191,299	15,502,871
DTE Energy Co.	43,650	5,803,704
NiSource, Inc.	88,959	2,661,653
Public Service Enterprise Group, Inc.	120,450	7,477,536
Sempra Energy	65,422	9,656,941
WEC Energy Group, Inc.	75,182	7,149,808

		68,234,941

Water Utilities (0.1%)
American Water Works Co., Inc.	43,031	5,345,741

Total Utilities		209,545,311

Total Common Stocks (99.1%) (Cost $2,475,992,627)		5,909,548,587

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $510,000.(xx)	$500,000	500,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $400,028, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $408,002.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,189,207, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,212,912.(xx)	1,189,130	1,189,130

Total Repurchase Agreements		2,289,130

Total Short-Term Investments (0.0%) (Cost $2,289,130)		2,289,130

Total Investments in Securities (99.1%) (Cost $2,478,281,757)		5,911,837,717
Other Assets Less Liabilities (0.9%)		53,744,996

Net Assets (100%)		$5,965,582,713

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $12,497,970.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $12,539,271. This was collateralized by $10,753,436 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $2,289,130 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	326	12/2019	USD	48,549,550	(575,071)

					(575,071)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$613,045,390	$—	$—	$613,045,390
Consumer Discretionary	596,927,608	—	—	596,927,608
Consumer Staples	446,206,698	—	—	446,206,698
Energy	265,659,575	—	—	265,659,575
Financials	771,385,409	—	—	771,385,409
Health Care	804,905,566	—	—	804,905,566
Industrials	551,887,665	—	—	551,887,665
Information Technology	1,298,535,222	—	—	1,298,535,222
Materials	161,323,499	—	—	161,323,499
Real Estate	190,126,644	—	—	190,126,644
Utilities	209,545,311	—	—	209,545,311
Short-Term Investments
Repurchase Agreements	—	2,289,130	—	2,289,130

Total Assets	$5,909,548,587	$2,289,130	$—	$5,911,837,717

Liabilities:
Futures	$(575,071)	$—	$—	$(575,071)

Total Liabilities	$(575,071)	$—	$—	$(575,071)

Total	$5,908,973,516	$2,289,130	$—	$5,911,262,646

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,610,341,159
Aggregate gross unrealized depreciation	(195,178,995)

Net unrealized appreciation	$3,415,162,164

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,496,100,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	198,000	$7,492,320

Entertainment (2.3%)
Activision Blizzard, Inc.	67,600	3,577,392
DouYu International Holdings Ltd. (ADR)*	23,600	193,284
Electronic Arts, Inc.*	14,000	1,369,480
Netflix, Inc.*	13,500	3,612,870
Sea Ltd. (ADR)(x)*	25,600	792,320
Take-Two Interactive Software, Inc.*	4,400	551,496
Viacom, Inc., Class B	7,600	182,628
Walt Disney Co. (The)	50,200	6,542,064

		16,821,534

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	4,400	5,373,016
Alphabet, Inc., Class C*	15,400	18,772,600
Cargurus, Inc.(x)*	10,800	334,260
Facebook, Inc., Class A*	81,070	14,436,946
Momo, Inc. (ADR)	12,500	387,250
Tencent Holdings Ltd.	69,400	2,923,802
Twitter, Inc.*	19,200	791,040
Wise Talent Information Technology Co. Ltd.(m)*	220,400	519,104

		43,538,018

Media (0.6%)
Altice USA, Inc., Class A*	22,400	642,432
Cardlytics, Inc.*	12,700	425,704
Charter Communications, Inc., Class A*	3,100	1,277,572
Comcast Corp., Class A	49,900	2,249,492
Discovery, Inc., Class A(x)*	7,500	199,725

		4,794,925

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	14,800	164,280
T-Mobile US, Inc.*	13,400	1,055,518

		1,219,798

Total Communication Services		73,866,595

Consumer Discretionary (11.3%)
Auto Components (0.3%)
Aptiv plc	22,700	1,984,434

Hotels, Restaurants & Leisure (1.8%)
Domino’s Pizza, Inc.	9,000	2,201,310
McDonald’s Corp.	40,600	8,717,226
Royal Caribbean Cruises Ltd.	25,300	2,740,749

		13,659,285

Household Durables (0.4%)
Lennar Corp., Class A	52,300	2,920,955

Internet & Direct Marketing Retail (4.6%)
Alibaba Group Holding Ltd. (ADR)*	23,100	3,863,013
Amazon.com, Inc.*	10,000	17,359,100
Booking Holdings, Inc.*	2,980	5,848,578
Etsy, Inc.*	32,600	1,841,900
MakeMyTrip Ltd.*	4,471	101,447
Meituan Dianping, Class B(m)*	375,300	3,835,504
Pinduoduo, Inc. (ADR)(x)*	37,200	1,198,584
Waitr Holdings, Inc.(x)*	26,800	34,438

		34,082,564

Leisure Products (0.2%)
Brunswick Corp.	36,500	1,902,380

Multiline Retail (0.5%)
Dollar Tree, Inc.*	33,300	3,801,528

Specialty Retail (2.8%)
Burlington Stores, Inc.*	12,900	2,577,678
Carvana Co.(x)*	2,700	178,200
Home Depot, Inc. (The)	42,600	9,884,052
TJX Cos., Inc. (The)	88,300	4,921,842
Ulta Beauty, Inc.*	11,800	2,957,670

		20,519,442

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	54,500	5,118,640

Total Consumer Discretionary		83,989,228

Consumer Staples (7.4%)
Beverages (2.4%)
Coca-Cola Co. (The)	146,000	7,948,240
Constellation Brands, Inc., Class A	12,500	2,591,000
Diageo plc	26,900	1,102,386
Keurig Dr Pepper, Inc.(x)	44,700	1,221,204
Monster Beverage Corp.*	39,000	2,264,340
PepsiCo, Inc.	18,300	2,508,930

		17,636,100

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	4,800	1,382,928
Kroger Co. (The)	62,900	1,621,562
Performance Food Group Co.*	35,700	1,642,557
Walmart, Inc.	22,200	2,634,696

		7,281,743

Food Products (1.1%)
Bunge Ltd.	14,700	832,314
Conagra Brands, Inc.	15,500	475,540
Danone SA	12,200	1,074,695
JM Smucker Co. (The)	11,100	1,221,222
Mondelez International, Inc., Class A	85,500	4,729,860

		8,333,631

Household Products (1.7%)
Colgate-Palmolive Co.	47,900	3,521,129
Energizer Holdings, Inc.(x)	25,100	1,093,858
Procter & Gamble Co. (The)	68,500	8,520,030

		13,135,017

Personal Products (0.4%)
Coty, Inc., Class A	79,032	830,627
Edgewell Personal Care Co.*	11,800	383,382
Unilever NV	27,300	1,641,023

		2,855,032

Tobacco (0.8%)
Altria Group, Inc.	31,900	1,304,710
Philip Morris International, Inc.	62,800	4,768,404

		6,073,114

Total Consumer Staples		55,314,637

Energy (4.3%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	41,200	955,840
Liberty Oilfield Services, Inc., Class A	15,300	165,699
NCS Multistage Holdings, Inc.*	47,800	95,600
Oceaneering International, Inc.*	10,400	140,920

		1,358,059

Oil, Gas & Consumable Fuels (4.1%)
Berry Petroleum Corp.	45,800	428,688
BP plc (ADR)	39,660	1,506,683
Brigham Minerals, Inc., Class A(x)	18,600	370,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cheniere Energy, Inc.*	8,900	$561,234
Chevron Corp.	42,500	5,040,500
Cimarex Energy Co.	2,800	134,232
Devon Energy Corp.	63,400	1,525,404
Diamondback Energy, Inc.	13,600	1,222,776
EOG Resources, Inc.	33,100	2,456,682
Exxon Mobil Corp.	56,200	3,968,282
Kimbell Royalty Partners LP	35,200	517,792
Magnolia Oil & Gas Corp., Class A(x)*	79,800	885,780
Marathon Petroleum Corp.	8,700	528,525
Noble Energy, Inc.	36,400	817,544
Parsley Energy, Inc., Class A	66,900	1,123,920
Phillips 66	26,500	2,713,600
Pioneer Natural Resources Co.	14,600	1,836,242
PrairieSky Royalty Ltd.(x)	27,300	380,801
Rattler Midstream LP*	15,600	277,992
Suncor Energy, Inc.	60,200	1,898,900
Valero Energy Corp.	27,000	2,301,480
Viper Energy Partners LP	11,500	318,205

		30,815,402

Total Energy		32,173,461

Financials (12.5%)
Banks (4.5%)
Banco Inter SA*	6,800	92,894
Bank of America Corp.	373,400	10,892,078
Citigroup, Inc.	111,500	7,702,420
Eurobank Ergasias SA*	364,100	352,404
First Horizon National Corp.	61,500	996,300
Huntington Bancshares, Inc.	250,300	3,571,781
KeyCorp.	92,100	1,643,064
M&T Bank Corp.	9,100	1,437,527
Sberbank of Russia PJSC (ADR)	21,000	297,675
Signature Bank	9,100	1,084,902
Societe Generale SA	19,600	537,066
SunTrust Banks, Inc.	21,200	1,458,560
Wells Fargo & Co.	71,500	3,606,460

		33,673,131

Capital Markets (1.7%)
BlackRock, Inc.	4,100	1,827,124
Cboe Global Markets, Inc.	24,900	2,861,259
E*TRADE Financial Corp.	45,700	1,996,633
Monex Group, Inc.(x)	163,000	468,837
Morgan Stanley	63,800	2,722,346
State Street Corp.	24,300	1,438,317
Tel Aviv Stock Exchange Ltd.*	27,200	84,270
Tradeweb Markets, Inc., Class A	5,600	207,088
Virtu Financial, Inc., Class A(x)	74,900	1,225,364

		12,831,238

Consumer Finance (3.2%)
360 Finance, Inc. (ADR)(x)*	111,600	993,240
Ally Financial, Inc.	45,600	1,512,096
American Express Co.	32,700	3,867,756
Capital One Financial Corp.	107,300	9,762,154
OneMain Holdings, Inc.	105,288	3,861,964
Qudian, Inc. (ADR)(x)*	50,100	345,189
SLM Corp.	117,100	1,033,407
Synchrony Financial	55,800	1,902,222

		23,278,028

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class A*	4	1,247,328
Berkshire Hathaway, Inc., Class B*	14,400	2,995,488

		4,242,816

Insurance (2.5%)
American International Group, Inc.	72,900	4,060,530
Hartford Financial Services Group, Inc. (The)	55,300	3,351,733
Marsh & McLennan Cos., Inc.	38,537	3,855,627
MetLife, Inc.	45,200	2,131,632
Travelers Cos., Inc. (The)	23,000	3,419,870
Willis Towers Watson plc	9,400	1,813,918

		18,633,310

Total Financials		92,658,523

Health Care (13.3%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	21,347	2,090,725
Amgen, Inc.	33,696	6,520,513
Blueprint Medicines Corp.*	5,900	433,473
Celgene Corp.*	15,836	1,572,515
Global Blood Therapeutics, Inc.*	14,787	717,465
Sarepta Therapeutics, Inc.*	2,487	187,321
Vertex Pharmaceuticals, Inc.*	27,391	4,640,583

		16,162,595

Health Care Equipment & Supplies (4.1%)
Abbott Laboratories	89,437	7,483,194
Becton Dickinson and Co.	19,858	5,023,279
Boston Scientific Corp.*	176,200	7,169,578
Danaher Corp.	13,732	1,983,313
Haemonetics Corp.*	10,800	1,362,312
Hologic, Inc.*	28,508	1,439,369
Intuitive Surgical, Inc.*	5,900	3,185,587
Stryker Corp.	9,500	2,054,850
Wright Medical Group NV*	31,600	651,908

		30,353,390

Health Care Providers & Services (2.7%)
Cigna Corp.	5,900	895,561
HCA Healthcare, Inc.	26,431	3,182,821
Humana, Inc.	14,800	3,783,916
Molina Healthcare, Inc.*	11,900	1,305,668
UnitedHealth Group, Inc.	50,400	10,952,928

		20,120,894

Health Care Technology (0.0%)
Change Healthcare, Inc.(x)*	38,200	461,456

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A*	700	35,280
Thermo Fisher Scientific, Inc.	21,320	6,209,876

		6,245,156

Pharmaceuticals (3.5%)
AstraZeneca plc (ADR)	129,500	5,771,815
Bristol-Myers Squibb Co.	125,430	6,360,556
Eli Lilly & Co.	40,500	4,529,115
Horizon Therapeutics plc*	39,800	1,083,754
Roche Holding AG	22,028	6,410,533
Zoetis, Inc.	13,400	1,669,506

		25,825,279

Total Health Care		99,168,770

Industrials (9.8%)
Aerospace & Defense (1.3%)
Boeing Co. (The)	5,800	2,206,726
General Dynamics Corp.	5,000	913,650
Northrop Grumman Corp.	7,000	2,623,530
Raytheon Co.	2,100	411,999
United Technologies Corp.	24,400	3,331,088

		9,486,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.9%)
FedEx Corp.	11,800	$1,717,726
United Parcel Service, Inc., Class B	38,800	4,649,016

		6,366,742

Airlines (0.3%)
American Airlines Group, Inc.	95,300	2,570,241

Construction & Engineering (0.8%)
AECOM*	168,700	6,336,372

Electrical Equipment (1.1%)
Sensata Technologies Holding plc*	56,300	2,818,378
Sunrun, Inc.*	222,800	3,721,874
Vivint Solar, Inc.(x)*	218,160	1,426,766

		7,967,018

Industrial Conglomerates (1.5%)
3M Co.	11,600	1,907,040
General Electric Co.	942,100	8,422,374
Honeywell International, Inc.	4,900	829,080

		11,158,494

Machinery (0.7%)
Caterpillar, Inc.	600	75,786
WABCO Holdings, Inc.*	37,200	4,975,500

		5,051,286

Marine (0.4%)
AP Moller - Maersk A/S, Class B	2,373	2,683,415

Professional Services (0.8%)
Nielsen Holdings plc	292,981	6,225,846

Road & Rail (1.3%)
CSX Corp.	33,000	2,285,910
Genesee & Wyoming, Inc., Class A*	14,500	1,602,395
Norfolk Southern Corp.	26,700	4,796,922
Union Pacific Corp.	6,600	1,069,068

		9,754,295

Trading Companies & Distributors (0.7%)
HD Supply Holdings, Inc.*	129,100	5,057,493

Total Industrials		72,658,195

Information Technology (20.4%)
Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson (ADR)	78,700	628,026

Electronic Equipment, Instruments & Components (0.1%)
Flex Ltd.*	61,900	647,784
Jabil, Inc.	10,000	357,700

		1,005,484

IT Services (2.6%)
Cognizant Technology Solutions Corp., Class A	19,100	1,151,061
DXC Technology Co.	12,200	359,900
Fidelity National Information Services, Inc.	44,600	5,921,096
FleetCor Technologies, Inc.*	1,200	344,136
Global Payments, Inc.	6,600	1,049,400
GoDaddy, Inc., Class A*	3,600	237,528
GreenSky, Inc., Class A(x)*	79,000	540,755
International Business Machines Corp.	9,200	1,337,864
Mastercard, Inc., Class A	1,700	461,669
MongoDB, Inc.(x)*	13,500	1,626,480
Pagseguro Digital Ltd., Class A*	16,300	754,853
PayPal Holdings, Inc.*	35,200	3,646,368
Twilio, Inc., Class A*	500	54,980
Verra Mobility Corp.*	34,800	499,380
Visa, Inc., Class A	5,900	1,014,859

		19,000,329

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	68,600	1,988,714
Analog Devices, Inc.	6,800	759,764
Applied Materials, Inc.	36,800	1,836,320
Broadcom, Inc.	9,700	2,677,879
Lam Research Corp.	11,300	2,611,543
Marvell Technology Group Ltd.	104,700	2,614,359
Microchip Technology, Inc.	11,400	1,059,174
Micron Technology, Inc.*	62,800	2,690,980
NVIDIA Corp.	22,000	3,829,540
NXP Semiconductors NV	56,500	6,165,280
ON Semiconductor Corp.*	185,530	3,564,031
Qorvo, Inc.*	9,600	711,744
QUALCOMM, Inc.	34,100	2,601,148
Sanken Electric Co. Ltd.(x)	21,700	427,277
Skyworks Solutions, Inc.	8,200	649,850
Xilinx, Inc.	2,983	286,070

		34,473,673

Software (8.6%)
Adobe, Inc.*	16,500	4,558,125
Autodesk, Inc.*	43,200	6,380,640
Citrix Systems, Inc.	9,100	878,332
DocuSign, Inc.*	5,700	352,944
Ebix, Inc.(x)	9,400	395,740
Elastic NV*	14,300	1,177,462
Everbridge, Inc.*	10,600	654,126
HubSpot, Inc.*	600	90,966
Kingdee International Software Group Co. Ltd.(x)	43,000	45,317
LivePerson, Inc.*	52,800	1,884,960
Medallia, Inc.*	1,100	30,173
Microsoft Corp.	259,300	36,050,479
Oracle Corp.	35,300	1,942,559
Pluralsight, Inc., Class A(x)*	17,800	298,951
PTC, Inc.*	13,600	927,248
RealPage, Inc.*	4,400	276,584
RingCentral, Inc., Class A*	1,700	213,622
salesforce.com, Inc.*	34,200	5,076,648
ShotSpotter, Inc.(x)*	5,819	134,011
SS&C Technologies Holdings, Inc.	. 5,400	278,478
SVMK, Inc.*	43,590	745,389
Symantec Corp.	22,800	538,764
Talend SA (ADR)(x)*	8,200	278,636
Varonis Systems, Inc.*	13,800	824,964
Workiva, Inc.*	3,800	166,554
Zendesk, Inc.*	700	51,016

		64,252,688

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	129,900	29,093,703
Samsung Electronics Co. Ltd.	8,200	336,254
Western Digital Corp.	53,600	3,196,704

		32,626,661

Total Information Technology	.	151,986,861

Materials (2.5%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	6,600	1,464,276
Amyris, Inc.(x)*	69,300	329,868
Chemours Co. (The)	80,800	1,207,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Corteva, Inc.	42,200	$1,181,600
DuPont de Nemours, Inc.	30,899	2,203,408
Ecolab, Inc.	5,200	1,029,808
International Flavors & Fragrances, Inc.(x)	4,200	515,298
LG Chem Ltd.	2,710	678,548
Linde plc	16,762	3,247,134
Olin Corp.	53,700	1,005,264
Sherwin-Williams Co. (The)	2,200	1,209,714
Tronox Holdings plc, Class A	14,700	122,010
WR Grace & Co.	3,600	240,336

		14,434,416

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,900	794,890
Vulcan Materials Co.	5,600	846,944

		1,641,834

Containers & Packaging (0.3%)
AptarGroup, Inc.	1,600	189,520
Avery Dennison Corp.	4,300	488,351
Ball Corp.	9,100	662,571
Crown Holdings, Inc.*	8,000	528,480

		1,868,922

Metals & Mining (0.1%)
Newmont Goldcorp Corp.	22,100	838,032

Total Materials		18,783,204

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	12,300	1,894,692
American Homes 4 Rent LP (REIT), Class A	13,900	359,871
American Tower Corp. (REIT)	26,900	5,948,397
Corporate Office Properties Trust (REIT)	43,500	1,295,430
Crown Castle International Corp. (REIT)	8,073	1,122,228
Equinix, Inc. (REIT)	3,400	1,961,120
Equity LifeStyle Properties, Inc. (REIT)	8,000	1,068,800
Front Yard Residential Corp. (REIT)	75,000	867,000
Omega Healthcare Investors, Inc. (REIT)	11,300	472,227
Outfront Media, Inc. (REIT)	4,400	122,232
PotlatchDeltic Corp. (REIT)	18,000	739,530
Prologis, Inc. (REIT)	32,600	2,778,172
Simon Property Group, Inc. (REIT)	1,900	295,735
STORE Capital Corp. (REIT)	10,100	377,841
VICI Properties, Inc. (REIT)	26,600	602,490
Welltower, Inc. (REIT)	27,200	2,465,680

		22,371,445

Real Estate Management & Development (0.1%)
Cushman & Wakefield plc*	51,500	954,295

Total Real Estate		23,325,740

Utilities (3.4%)
Electric Utilities (2.3%)
Avangrid, Inc.	5,900	308,275
Edison International	32,500	2,451,150
Entergy Corp.	19,000	2,229,840
Evergy, Inc.	12,400	825,344
Exelon Corp.	64,500	3,115,995
FirstEnergy Corp.	44,100	2,126,943
NextEra Energy, Inc.	19,200	4,473,408
PPL Corp.	48,400	1,524,116
Southern Co. (The)	7,700	475,629

		17,530,700

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	7,500	122,550
NRG Energy, Inc.	14,800	586,080

		708,630

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.	9,600	289,728
Dominion Energy, Inc.	35,887	2,908,282
Public Service Enterprise Group, Inc.	23,100	1,434,048
Sempra Energy	17,100	2,524,131

		7,156,189

Total Utilities		25,395,519

Total Common Stocks (97.9%) (Cost $684,315,187)		729,320,733

EXCHANGE TRADED FUND (ETF):
Equity (0.5%)
iShares Core S&P 500 ETF	12,300	3,671,796

Total Exchange Traded Fund (0.5%) (Cost $3,649,955)		3,671,796

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Black Stone Minerals LP	25,500	363,120
Hess Midstream Partners LP	12,200	234,972

Total Energy		598,092

Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc.	28,400	1,074,088

Total Financials		1,074,088

Total Master Limited Partnerships (0.2%) (Cost $1,671,441)		1,672,180

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $4,494,972, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $4,584,581.(xx)	$4,494,687	4,494,687
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $900,060, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $918,001.(xx)	900,000	900,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		6,394,687

Total Short-Term Investments (0.9%) (Cost $6,394,687)		6,394,687

Total Investments in Securities (99.5%) (Cost $696,031,270)		741,059,396
Other Assets Less Liabilities (0.5%)		3,380,541

Net Assets (100%)		$744,439,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $4,354,608 or 0.6% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $10,656,631. This was collateralized by $4,499,772 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-11/15/48 and by cash of $6,394,687 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	51	USD	7	JPMorgan Chase Bank	10/3/2019	—
USD	44,354	HKD	347,759	Brown Brothers Harriman & Co.	10/3/2019	(16)
USD	6,496	HKD	50,940	Nortrust Nominees Limited	10/3/2019	(3)
USD	211,651	ZAR	3,211,763	Bank of America	10/3/2019	(416)

Net unrealized depreciation						(435)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,423,689	$3,442,906	$—	$73,866,595
Consumer Discretionary	80,153,724	3,835,504	—	83,989,228
Consumer Staples	51,496,533	3,818,104	—	55,314,637
Energy	32,173,461	—	—	32,173,461
Financials	90,918,271	1,740,252	—	92,658,523
Health Care	92,758,237	6,410,533	—	99,168,770
Industrials	69,974,780	2,683,415	—	72,658,195
Information Technology	151,178,013	808,848	—	151,986,861
Materials	18,104,656	678,548	—	18,783,204
Real Estate	23,325,740	—	—	23,325,740
Utilities	25,395,519	—	—	25,395,519
Exchange Traded Funds	3,671,796	—	—	3,671,796
Forward Currency Contracts	—	—	—	—
Master Limited Partnerships
Energy	598,092	—	—	598,092
Financials	1,074,088	—	—	1,074,088
Short-Term Investments
Repurchase Agreements	—	6,394,687	—	6,394,687

Total Assets	$711,246,599	$29,812,797	$—	$741,059,396

Liabilities:
Forward Currency Contracts	$—	$(435)	$—	$(435)

Total Liabilities	$—	$(435)	$—	$(435)

Total	$711,246,599	$29,812,362	$—	$741,058,961

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,565,525
Aggregate gross unrealized depreciation	(26,003,625)

Net unrealized appreciation	$43,561,900

Federal income tax cost of investments in securities and derivative instruments, if applicable	$697,497,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (58.0%)
iShares Core MSCI EAFE ETF	47,246	$2,885,313
iShares Core S&P Mid-Cap ETF	14,953	2,889,368
iShares Russell 2000 ETF	18,941	2,866,531
SPDR S&P 500 ETF Trust	3,171	941,058
Vanguard S&P 500 ETF	18,158	4,949,871

Total Equity		14,532,141

Fixed Income (39.5%)
Vanguard Intermediate-Term Corporate Bond ETF	108,534	9,902,642

Total Exchange Traded Funds (97.5%) (Cost $23,681,959)		24,434,783

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	364,944	365,054

Total Short-Term Investment (1.5%) (Cost $365,085)		365,054

Total Investments in Securities (99.0%) (Cost $24,047,044)		24,799,837
Other Assets Less Liabilities (1.0%)		248,244

Net Assets (100%)		$25,048,081

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2	12/2019	USD	297,850	108

					108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$24,434,783	$—	$—	$24,434,783
Futures	108	—	—	108
Short-Term Investment
Investment Company	365,054	—	—	365,054

Total Assets	$24,799,945	$—	$—	$24,799,945

Total Liabilities	$—	$—	$—	$—

Total	$24,799,945	$—	$—	$24,799,945

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$754,306
Aggregate gross unrealized depreciation	(1,405)

Net unrealized appreciation	$752,901

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,047,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$99,322	$104,070

Total Asset-Backed Security			104,070

Convertible Bonds (0.5%)
Energy (0.1%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.875%, 7/1/21(h)		3,200,000	1,112,000

Total Energy			1,112,000

Health Care (0.4%)
Pharmaceuticals (0.4%)
Bayer Capital Corp. BV
5.625%, 11/22/19§	EUR	5,000,000	4,427,672

Total Health Care			4,427,672

Total Convertible Bonds			5,539,672

Corporate Bonds (26.1%)
Communication Services (3.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.000%, 2/15/22		$100,000	101,739
3.800%, 3/15/22		100,000	103,684
3.000%, 6/30/22		75,000	76,489
4.450%, 4/1/24		150,000	161,864
3.950%, 1/15/25		100,000	106,757
3.400%, 5/15/25		250,000	260,389
4.350%, 3/1/29		150,000	165,661
CCO Holdings LLC
5.125%, 2/15/23		2,000,000	2,025,000
5.750%, 1/15/24		1,000,000	1,021,250
5.500%, 5/1/26§		900,000	941,535
5.125%, 5/1/27§		1,700,000	1,771,043
Telefonica Emisiones SA
4.570%, 4/27/23		150,000	161,385
Verizon Communications, Inc.
2.450%, 11/1/22		200,000	202,409
3.376%, 2/15/25		249,000	262,312
4.125%, 3/16/27		250,000	275,956

			7,637,473

Entertainment (0.4%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		600,000	544,500
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	310,577
Netflix, Inc.
4.375%, 11/15/26		1,000,000	1,011,800
4.875%, 4/15/28		2,500,000	2,534,250
TWDC Enterprises 18 Corp.
2.300%, 2/12/21		105,000	105,473
Viacom, Inc.
4.250%, 9/1/23		100,000	106,608
Walt Disney Co. (The)
3.000%, 9/15/22§		150,000	154,432

			4,767,640

Media (1.3%)
CBS Corp.
3.375%, 3/1/22		200,000	204,785
Charter Communications Operating LLC
4.908%, 7/23/25		100,000	109,384
4.200%, 3/15/28		150,000	156,881
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	30,595
Comcast Corp.
3.375%, 8/15/25		100,000	105,857
3.300%, 2/1/27		150,000	157,998
4.150%, 10/15/28		150,000	167,971
Discovery Communications LLC
2.950%, 3/20/23		250,000	253,368
3.900%, 11/15/24		150,000	156,249
DISH DBS Corp.
5.000%, 3/15/23		5,600,000	5,650,680
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	160,581
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	157,794
Time Warner Cable LLC
4.000%, 9/1/21		100,000	102,000
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	7,021,875
WPP Finance 2010
3.750%, 9/19/24		100,000	103,667

			14,539,685

Wireless Telecommunication Services (1.4%)
Sprint Communications, Inc.
7.000%, 8/15/20		1,000,000	1,032,210
11.500%, 11/15/21		2,500,000	2,893,750
6.000%, 11/15/22		2,500,000	2,643,750
Sprint Corp.
7.875%, 9/15/23		4,700,000	5,162,762
7.625%, 3/1/26		1,000,000	1,103,125
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		1,500,000	1,627,500
Vodafone Group plc
4.375%, 5/30/28		250,000	275,986

			14,739,083

Total Communication Services			41,683,881

Consumer Discretionary (1.3%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24		75,000	79,301
Lear Corp.
4.250%, 5/15/29		50,000	51,370

			130,671

Automobiles (0.4%)
Ford Motor Co.
4.346%, 12/8/26		2,150,000	2,156,106
General Motors Co.
5.150%, 4/1/38		2,000,000	2,002,366

			4,158,472

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.
3.950%, 10/15/20		150,000	152,553
Golden Nugget, Inc.
6.750%, 10/15/24§		300,000	304,500
Marriott International, Inc.
Series N
3.125%, 10/15/21		250,000	254,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
McDonald’s Corp.
3.625%, 5/20/21	$150,000	$153,837
3.700%, 1/30/26	200,000	214,037
Sands China Ltd.
5.125%, 8/8/25	200,000	219,750
Starbucks Corp.
4.000%, 11/15/28	100,000	111,470
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	2,095,000
5.250%, 5/15/27§	1,000,000	1,027,500

		4,532,715

Household Durables (0.3%)
Leggett & Platt, Inc.
4.400%, 3/15/29	50,000	53,523
Newell Brands, Inc.
3.850%, 4/1/23	80,000	82,228
Shea Homes LP
5.875%, 4/1/23§	3,000,000	3,067,500

		3,203,251

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24	200,000	209,620
Amazon.com, Inc.
3.300%, 12/5/21	150,000	154,829
2.800%, 8/22/24	300,000	312,107
Booking Holdings, Inc.
2.750%, 3/15/23	250,000	255,332
eBay, Inc.
3.250%, 10/15/20	50,000	50,489
2.600%, 7/15/22	100,000	100,973
QVC, Inc.
4.850%, 4/1/24	50,000	52,743

		1,136,093

Multiline Retail (0.0%)
Dollar Tree, Inc.
4.200%, 5/15/28	100,000	107,198
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	152,717

		259,915

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	101,478
Home Depot, Inc. (The)
2.625%, 6/1/22	115,000	117,547
2.125%, 9/15/26	50,000	49,625
2.800%, 9/14/27	150,000	155,978
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	94,678
3.100%, 5/3/27	200,000	206,376

		725,682

Total Consumer Discretionary		14,146,799

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26	175,000	187,037
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	180,000	187,073
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	173,905
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	101,371
3.200%, 11/1/23(x)	200,000	210,347
2.125%, 9/6/29	100,000	97,965
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	158,956
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	112,203
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	101,003
PepsiCo, Inc.
2.750%, 3/5/22	150,000	153,631
3.600%, 3/1/24	250,000	267,315

		1,750,806

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	85,722
Kroger Co. (The)
2.950%, 11/1/21	150,000	152,310
Sysco Corp.
2.500%, 7/15/21	25,000	25,131
3.250%, 7/15/27	150,000	157,186
Walgreen Co.
3.100%, 9/15/22	150,000	153,609
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	200,000	210,807
Walmart, Inc.
3.300%, 4/22/24	100,000	105,752
3.700%, 6/26/28	350,000	387,109

		1,277,626

Food Products (0.3%)
Campbell Soup Co.
4.150%, 3/15/28	75,000	80,761
Conagra Brands, Inc.
4.850%, 11/1/28	75,000	84,703
General Mills, Inc.
4.200%, 4/17/28	100,000	111,341
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	182,482
Kellogg Co.
3.250%, 4/1/26	150,000	155,021
Kraft Heinz Foods Co.
3.000%, 6/1/26	200,000	197,657
4.625%, 1/30/29	1,500,000	1,618,367
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	109,453
Post Holdings, Inc.
5.000%, 8/15/26§	1,000,000	1,035,850
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	105,644
Unilever Capital Corp.
2.000%, 7/28/26	150,000	148,137

		3,829,416

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	153,855
3.500%, 12/15/24	100,000	106,467
Procter & Gamble Co. (The)
2.450%, 11/3/26	150,000	153,591

		413,913

Tobacco (0.4%)
Altria Group, Inc.
2.850%, 8/9/22	200,000	202,235
4.000%, 1/31/24	100,000	105,161
4.800%, 2/14/29	75,000	81,977
BAT Capital Corp.
3.222%, 8/15/24	250,000	252,730
3.557%, 8/15/27	3,000,000	3,018,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Philip Morris International, Inc.
2.500%, 8/22/22	$100,000	$100,832
3.600%, 11/15/23	50,000	52,587
Reynolds American, Inc.
4.450%, 6/12/25	150,000	159,878

		3,974,180

Total Consumer Staples		11,245,941

Energy (3.3%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	92,192
Halliburton Co.
3.250%, 11/15/21	100,000	101,924
3.800%, 11/15/25	30,000	31,804
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	150,753
Weatherford International Ltd.
5.125%, 9/15/20(h)	1,500,000	510,000
7.750%, 6/15/21(h)(x)	4,000,000	1,390,000

		2,276,673

Oil, Gas & Consumable Fuels (3.1%)
Apache Corp.
4.375%, 10/15/28	50,000	51,323
Boardwalk Pipelines LP
4.800%, 5/3/29	75,000	79,787
BP Capital Markets America, Inc.
3.224%, 4/14/24	250,000	259,171
4.234%, 11/6/28	150,000	169,267
Calumet Specialty Products Partners LP
6.500%, 4/15/21(x)	2,000,000	2,002,600
7.625%, 1/15/22(x)	2,000,000	1,905,000
11.000%, 4/15/25§	2,000,000	2,000,000
Canadian Natural Resources Ltd.
3.850%, 6/1/27	250,000	263,310
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	50,000	54,719
Chesapeake Energy Corp.
7.000%, 10/1/24	1,000,000	725,625
8.000%, 1/15/25(x)	8,500,000	6,120,000
8.000%, 3/15/26§	2,093,000	1,424,548
8.000%, 6/15/27(x)	5,400,000	3,673,080
Chevron Corp.
2.355%, 12/5/22	150,000	152,070
2.954%, 5/16/26	100,000	104,445
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	203,438
CNX Resources Corp.
7.250%, 3/14/27§	1,000,000	842,500
Concho Resources, Inc.
4.300%, 8/15/28	50,000	53,890
ConocoPhillips Holding Co.
6.950%, 4/15/29	50,000	67,936
Continental Resources, Inc.
4.375%, 1/15/28	75,000	77,287
Ecopetrol SA
5.375%, 6/26/26	150,000	168,390
Enable Midstream Partners LP
3.900%, 5/15/24(e)	150,000	152,837
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	116,846
Enbridge, Inc.
3.700%, 7/15/27	150,000	158,764
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	153,242
3.600%, 2/1/23	100,000	102,742
5.250%, 4/15/29	100,000	112,576
Enterprise Products Operating LLC
3.350%, 3/15/23	150,000	155,494
4.150%, 10/16/28	150,000	166,342
3.125%, 7/31/29	75,000	76,782
EOG Resources, Inc.
4.100%, 2/1/21	100,000	102,654
4.150%, 1/15/26	75,000	82,918
EQT Corp.
4.875%, 11/15/21	50,000	51,209
Equinor ASA
2.900%, 11/8/20	200,000	201,907
2.750%, 11/10/21	150,000	152,344
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	152,158
3.176%, 3/15/24	75,000	79,054
2.440%, 8/16/29	50,000	50,204
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	450,000
8.750%, 6/15/25	3,500,000	3,132,500
Husky Energy, Inc.
4.000%, 4/15/24	50,000	52,364
Kinder Morgan Energy Partners LP
4.300%, 5/1/24	150,000	160,324
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,332,990
4.300%, 3/1/28	50,000	54,192
7.750%, 1/15/32	1,700,000	2,334,933
Marathon Oil Corp.
2.800%, 11/1/22	100,000	100,484
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	51,907
3.625%, 9/15/24	150,000	156,885
MPLX LP
4.500%, 7/15/23	100,000	106,880
4.875%, 6/1/25	100,000	110,002
4.800%, 2/15/29	50,000	54,734
Noble Energy, Inc.
4.150%, 12/15/21	150,000	154,493
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	200,946
3.500%, 8/15/29	75,000	76,058
ONEOK, Inc.
4.000%, 7/13/27	100,000	104,508
Petroleos Mexicanos
4.875%, 1/24/22	175,000	180,775
5.375%, 3/13/22	140,000	147,022
4.250%, 1/15/25	100,000	98,230
4.500%, 1/23/26	150,000	144,898
6.875%, 8/4/26	150,000	161,250
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	103,000
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	280,662
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	158,262
Total Capital International SA
2.700%, 1/25/23	200,000	204,190
3.455%, 2/19/29	50,000	54,080
TransCanada PipeLines Ltd.
4.875%, 1/15/26	120,000	135,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 5/15/28	$50,000	$55,391
Valero Energy Corp.
4.000%, 4/1/29	150,000	159,174
Williams Cos., Inc. (The)
4.125%, 11/15/20	100,000	101,908
4.300%, 3/4/24	150,000	159,359
3.750%, 6/15/27	75,000	77,293

		34,321,238

Total Energy		36,597,911

Financials (5.4%)
Banks (3.6%)
Australia & New Zealand Banking Group Ltd.
2.250%, 11/9/20	250,000	250,685
Banco Santander SA
3.500%, 4/11/22	200,000	205,284
4.379%, 4/12/28	200,000	218,322
Bank of America Corp.
3.300%, 1/11/23	150,000	154,941
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	483,000	493,280
4.125%, 1/22/24	100,000	107,620
4.000%, 4/1/24	350,000	375,163
4.000%, 1/22/25	250,000	265,159
3.500%, 4/19/26	200,000	211,688
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	250,000	268,206
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	150,000	160,212
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	2,200,490
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	150,000	162,213
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,091,500
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(y)	300,000	311,583
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	543,650
Bank of Montreal
2.350%, 9/11/22	150,000	151,525
Bank of Nova Scotia (The)
2.450%, 3/22/21	250,000	251,450
4.500%, 12/16/25	100,000	108,373
Barclays Bank plc
5.140%, 10/14/20	100,000	102,310
Barclays plc
3.684%, 1/10/23	250,000	252,666
4.375%, 1/12/26	200,000	211,429
BB&T Corp.
2.050%, 5/10/21	150,000	150,010
2.200%, 3/16/23	250,000	249,825
BNP Paribas SA
3.250%, 3/3/23	100,000	103,993
4.250%, 10/15/24	200,000	210,724
Citigroup, Inc.
2.650%, 10/26/20	750,000	754,558
3.875%, 10/25/23	150,000	158,893
3.300%, 4/27/25	95,000	98,771
3.400%, 5/1/26	200,000	209,271
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	160,647
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	250,000	264,525
4.125%, 7/25/28	2,000,000	2,143,886
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	100,000	104,334
Series O
(ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20(k)(y)	4,000,000	4,034,200
Comerica, Inc.
4.000%, 2/1/29	25,000	27,548
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	77,237
3.875%, 2/8/22	75,000	77,978
4.375%, 8/4/25	250,000	269,932
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	252,335
Discover Bank
3.200%, 8/9/21	250,000	253,849
Fifth Third Bank
3.850%, 3/15/26	200,000	212,900
HSBC Holdings plc
5.100%, 4/5/21	100,000	104,018
4.000%, 3/30/22	100,000	104,224
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	203,559
4.250%, 3/14/24	200,000	209,964
4.300%, 3/8/26	250,000	270,363
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,000,000	3,213,249
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	200,000	220,993
ING Groep NV
4.050%, 4/9/29	200,000	219,430
JPMorgan Chase & Co.
4.250%, 10/15/20	200,000	204,532
2.400%, 6/7/21	150,000	150,774
3.250%, 9/23/22	100,000	103,352
3.200%, 1/25/23	150,000	154,845
3.375%, 5/1/23	250,000	258,394
3.625%, 5/13/24	250,000	264,499
3.125%, 1/23/25	150,000	155,298
2.950%, 10/1/26	250,000	255,665
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	200,000	213,843
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	250,000	276,444
Series I
(ICE LIBOR USD 3 Month + 3.47%), 5.736%, 1/30/20(k)(y)	3,202,000	3,210,005
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	2,055,000
KeyCorp
5.100%, 3/24/21	50,000	52,114
2.550%, 10/1/29	100,000	97,786
Kreditanstalt fuer Wiederaufbau
1.625%, 3/15/21	250,000	249,372
1.500%, 6/15/21	500,000	497,873
2.625%, 1/25/22	300,000	306,437
2.375%, 12/29/22	500,000	511,661
2.125%, 1/17/23	250,000	253,926
2.875%, 4/3/28(x)	250,000	273,178
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	251,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Lloyds Bank plc
6.375%, 1/21/21	$100,000	$105,408
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	210,566
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	203,674
Mitsubishi UFJ Financial Group, Inc.
3.535%, 7/26/21	100,000	102,257
2.801%, 7/18/24	200,000	203,317
3.850%, 3/1/26	200,000	214,529
4.050%, 9/11/28	100,000	110,853
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	258,533
MUFG Americas Holdings Corp.
3.000%, 2/10/25	40,000	40,794
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	251,780
PNC Bank NA
3.250%, 1/22/28‡	250,000	265,215
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	250,000	266,712
Royal Bank of Canada
2.500%, 1/19/21	150,000	150,912
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	217,986
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	200,000	219,764
Santander Holdings USA, Inc.
3.700%, 3/28/22	200,000	205,488
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	250,000	256,661
Sumitomo Mitsui Financial Group, Inc.
2.696%, 7/16/24	250,000	252,011
2.632%, 7/14/26	250,000	251,487
3.364%, 7/12/27	150,000	157,407
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21(k)	100,000	101,408
Toronto-Dominion Bank (The)
1.800%, 7/13/21	250,000	248,934
US Bancorp
2.950%, 7/15/22	150,000	153,334
Series V
2.375%, 7/22/26	150,000	151,316
US Bank NA
3.150%, 4/26/21	250,000	254,525
Wells Fargo & Co.
2.550%, 12/7/20	350,000	351,907
3.500%, 3/8/22	100,000	103,135
3.069%, 1/24/23	250,000	254,585
4.125%, 8/15/23	100,000	106,016
3.000%, 10/23/26	150,000	153,706
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	250,000	264,215
4.150%, 1/24/29	150,000	166,369
Series M
3.450%, 2/13/23	100,000	103,201
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	959,113
Westpac Banking Corp.
2.700%, 8/19/26	250,000	256,182

		39,828,892

Capital Markets (0.7%)
Bank of New York Mellon Corp. (The)
4.150%, 2/1/21	100,000	102,707
3.550%, 9/23/21	100,000	102,947
2.200%, 8/16/23	250,000	250,274
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	106,432
Credit Suisse AG
3.625%, 9/9/24	250,000	264,049
Deutsche Bank AG
3.375%, 5/12/21	200,000	201,339
3.700%, 5/30/24	250,000	251,029
Goldman Sachs Group, Inc. (The)
2.600%, 12/27/20	100,000	100,144
5.750%, 1/24/22	250,000	269,382
3.625%, 1/22/23	150,000	156,081
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,752,894
4.250%, 10/21/25	200,000	214,125
3.850%, 1/26/27	250,000	264,810
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	200,000	209,706
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	250,000	272,562
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,304
4.000%, 10/15/23	100,000	106,755
Invesco Finance plc
3.750%, 1/15/26	100,000	106,105
Moody’s Corp.
4.500%, 9/1/22	50,000	53,170
Morgan Stanley
2.750%, 5/19/22	200,000	202,606
4.875%, 11/1/22	100,000	107,200
3.125%, 1/23/23	100,000	102,509
3.750%, 2/25/23	100,000	104,550
4.100%, 5/22/23	100,000	105,208
3.700%, 10/23/24	150,000	158,754
3.125%, 7/27/26	150,000	154,841
3.625%, 1/20/27	100,000	105,623
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	105,438
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	150,000	160,244
Series F
3.875%, 4/29/24	100,000	106,206
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)	700,000	709,695
Nasdaq, Inc.
3.850%, 6/30/26	150,000	160,676
State Street Corp.
4.375%, 3/7/21	150,000	154,904
3.300%, 12/16/24	95,000	99,729
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	256,284

		7,619,282

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
3.950%, 2/1/22	150,000	154,942
3.300%, 1/23/23	250,000	254,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Co.
2.650%, 12/2/22	$212,000	$215,192
3.400%, 2/27/23	250,000	259,537
3.625%, 12/5/24	150,000	158,514
Capital One Financial Corp.
4.750%, 7/15/21	100,000	104,412
3.500%, 6/15/23	200,000	207,748
4.200%, 10/29/25	2,200,000	2,343,060
3.750%, 7/28/26	150,000	155,715
Discover Financial Services
3.850%, 11/21/22	100,000	104,361
Ford Motor Credit Co. LLC
5.875%, 8/2/21	200,000	209,280
4.134%, 8/4/25	200,000	197,864
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	167,013
4.000%, 1/15/25	250,000	256,206
5.250%, 3/1/26	150,000	161,855
4.350%, 1/17/27	200,000	205,419
John Deere Capital Corp.
2.800%, 3/6/23	250,000	256,466
Synchrony Financial
3.750%, 8/15/21	75,000	76,569
4.250%, 8/15/24	100,000	105,663
Toyota Motor Credit Corp.
2.750%, 5/17/21	250,000	253,281
2.150%, 9/8/22	150,000	150,774

		5,998,621

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	97,520
3.125%, 3/15/26	200,000	210,688
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	282,299
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	108,107
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	160,618
Shell International Finance BV
3.400%, 8/12/23	100,000	105,334
3.250%, 5/11/25	140,000	148,149

		1,112,715

Insurance (0.4%)
Aflac, Inc.
3.250%, 3/17/25	150,000	156,664
Allstate Corp. (The)
3.150%, 6/15/23	100,000	103,939
American International Group, Inc.
3.300%, 3/1/21	55,000	55,879
3.900%, 4/1/26	200,000	212,435
Aon plc
3.875%, 12/15/25	150,000	161,559
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	102,872
Brighthouse Financial, Inc.
3.700%, 6/22/27	100,000	98,292
CNA Financial Corp.
3.900%, 5/1/29	100,000	107,635
Loews Corp.
3.750%, 4/1/26	150,000	160,760
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	155,731
3.500%, 6/3/24	150,000	158,043
MetLife, Inc.
3.600%, 4/10/24	100,000	105,891
Progressive Corp. (The)
3.750%, 8/23/21	50,000	51,505
Prudential Financial, Inc.
3.878%, 3/27/28	150,000	164,721
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	150,000	161,022
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,000,000	2,216,205
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	108,750

		4,281,903

Total Financials		58,841,413

Health Care (7.3%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	203,826
3.600%, 5/14/25	185,000	192,345
Amgen, Inc.
2.700%, 5/1/22	110,000	111,524
3.625%, 5/22/24	250,000	265,397
Biogen, Inc.
3.625%, 9/15/22	100,000	103,799
4.050%, 9/15/25	40,000	43,420
Celgene Corp.
3.950%, 10/15/20	100,000	101,715
3.875%, 8/15/25	250,000	270,183
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	105,025
3.250%, 9/1/22	40,000	41,340
2.500%, 9/1/23	250,000	253,566
3.700%, 4/1/24	100,000	106,301

		1,798,441

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.550%, 3/15/22	175,000	177,051
3.750%, 11/30/26	141,000	153,227
Becton Dickinson and Co.
3.734%, 12/15/24	25,000	26,438
3.700%, 6/6/27	98,000	103,730
Boston Scientific Corp.
3.850%, 5/15/25	150,000	161,016
Medtronic, Inc.
3.150%, 3/15/22	80,000	82,351
3.500%, 3/15/25	109,000	116,859
Stryker Corp.
3.375%, 5/15/24	150,000	157,613
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	203,447

		1,181,732

Health Care Providers & Services (4.8%)
Aetna, Inc.
2.750%, 11/15/22	150,000	151,725
3.500%, 11/15/24	150,000	156,318
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	155,435
Anthem, Inc.
3.125%, 5/15/22	150,000	153,313
3.350%, 12/1/24	150,000	155,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
3.079%, 6/15/24	$250,000	$252,855
Cigna Corp.
3.750%, 7/15/23	2,050,000	2,139,915
4.375%, 10/15/28	150,000	163,829
Cigna Holding Co.
4.500%, 3/15/21	150,000	153,358
3.050%, 10/15/27	100,000	100,629
Community Health Systems, Inc.
6.250%, 3/31/23	10,000,000	9,921,000
8.000%, 3/15/26§	10,500,000	10,460,625
CVS Health Corp.
3.500%, 7/20/22	500,000	516,493
4.100%, 3/25/25	750,000	801,475
4.300%, 3/25/28	1,300,000	1,404,836
5.050%, 3/25/48	400,000	453,551
DaVita, Inc.
5.125%, 7/15/24	2,000,000	2,030,000
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	157,694
3.400%, 3/1/27	100,000	103,242
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,538,560
5.875%, 5/1/23	1,500,000	1,650,000
4.500%, 2/15/27	250,000	268,825
Humana, Inc.
3.125%, 8/15/29	100,000	99,553
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	76,515
McKesson Corp.
3.796%, 3/15/24	100,000	104,740
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,401,500
6.750%, 6/15/23	5,000,000	5,244,650
5.125%, 5/1/25	5,800,000	5,872,790
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,197
3.350%, 7/15/22	250,000	258,856
3.750%, 7/15/25	150,000	161,639
2.875%, 8/15/29	100,000	101,832

		52,277,917

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	105,420
Life Technologies Corp.
5.000%, 1/15/21	100,000	102,596
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	50,000	51,281
3.300%, 2/15/22	100,000	102,711

		362,008

Pharmaceuticals (2.2%)
Allergan Finance LLC
3.250%, 10/1/22	150,000	153,206
Allergan Funding SCS
3.800%, 3/15/25	2,150,000	2,243,470
AstraZeneca plc
3.375%, 11/16/25	200,000	209,352
Bausch Health Cos., Inc.
6.500%, 3/15/22§	600,000	620,250
5.875%, 5/15/23§	3,000,000	3,033,750
7.000%, 3/15/24§	900,000	945,864
6.125%, 4/15/25§	1,600,000	1,658,000
5.500%, 11/1/25§	3,000,000	3,135,300
Bayer US Finance II LLC
4.250%, 12/15/25§	2,000,000	2,132,428
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	100,151
3.400%, 7/26/29§	800,000	853,695
4.250%, 10/26/49§	800,000	927,582
Endo Dac
6.000%, 2/1/25(e)(x)§	1,500,000	870,000
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	102,593
3.875%, 5/15/28	150,000	165,640
Johnson & Johnson
2.450%, 12/5/21	150,000	151,668
2.050%, 3/1/23	35,000	35,236
3.375%, 12/5/23	100,000	106,057
Mallinckrodt International Finance SA
5.750%, 8/1/22§	4,000,000	1,500,000
5.625%, 10/15/23(x)§	600,000	198,000
5.500%, 4/15/25§	1,000,000	294,050
Merck & Co., Inc.
2.350%, 2/10/22	45,000	45,461
2.400%, 9/15/22	150,000	152,157
Mylan NV
3.950%, 6/15/26	1,100,000	1,136,082
Novartis Capital Corp.
3.400%, 5/6/24	100,000	106,147
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	3,000,000	2,737,500
Pfizer, Inc.
3.400%, 5/15/24	100,000	105,784
3.000%, 12/15/26	150,000	157,574
Sanofi
4.000%, 3/29/21	75,000	77,188
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	221,474
Zoetis, Inc.
3.250%, 2/1/23	150,000	154,870

		24,330,529

Total Health Care		79,950,627

Industrials (0.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
3.200%, 3/1/29	100,000	104,851
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	170,016
General Dynamics Corp.
3.875%, 7/15/21	100,000	102,853
3.750%, 5/15/28	150,000	167,226
L3Harris Technologies, Inc.
4.400%, 6/15/28§	100,000	112,649
Lockheed Martin Corp.
3.550%, 1/15/26	150,000	160,607
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	101,818
2.930%, 1/15/25	150,000	154,441
3.250%, 1/15/28	150,000	157,070
Precision Castparts Corp.
2.500%, 1/15/23	75,000	76,198
Textron, Inc.
4.300%, 3/1/24	100,000	107,260
United Technologies Corp.
3.100%, 6/1/22	50,000	51,440
2.800%, 5/4/24	250,000	257,504
3.950%, 8/16/25	1,750,000	1,916,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 11/16/28	$150,000	$169,649

		3,810,152

Air Freight & Logistics (0.1%)
FedEx Corp.
2.625%, 8/1/22	50,000	50,395
3.400%, 2/15/28	150,000	153,212
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	202,755
3.400%, 3/15/29	100,000	106,796

		513,158

Building Products (0.0%)
Masco Corp.
4.450%, 4/1/25	100,000	107,779

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.250%, 11/15/21	100,000	106,440
Waste Management, Inc.
3.450%, 6/15/29	50,000	53,982

		160,422

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	153,135
Eaton Corp.
2.750%, 11/2/22	150,000	152,381
Emerson Electric Co.
2.625%, 2/15/23	150,000	154,215

		459,731

Industrial Conglomerates (0.1%)
3M Co.
3.375%, 3/1/29	100,000	107,243
General Electric Co.
4.625%, 1/7/21	101,000	103,465
3.150%, 9/7/22	100,000	101,487
3.100%, 1/9/23	150,000	151,848
Honeywell International, Inc.
1.850%, 11/1/21	250,000	249,496
Ingersoll-Rand Luxembourg Finance SA
3.800%, 3/21/29	100,000	106,272
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	102,608

		922,419

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	101,520
Deere & Co.
2.600%, 6/8/22	100,000	101,650
Flowserve Corp.
4.000%, 11/15/23	100,000	102,945
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	158,974
Parker-Hannifin Corp.
3.250%, 6/14/29	50,000	52,046
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	102,210

		619,345

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	26,768
3.400%, 9/1/24	250,000	263,772
CSX Corp.
3.350%, 11/1/25	250,000	263,502
Union Pacific Corp.
3.250%, 8/15/25	150,000	156,838
3.700%, 3/1/29	100,000	108,738

		819,618

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.875%, 4/1/21	150,000	153,048
3.250%, 3/1/25	150,000	151,998
Aircastle Ltd.
4.125%, 5/1/24	100,000	104,213
United Rentals North America, Inc.
4.875%, 1/15/28	750,000	780,000

		1,189,259

Total Industrials		8,601,883

Information Technology (0.8%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
3.625%, 3/4/24	150,000	160,632
Motorola Solutions, Inc.
4.600%, 5/23/29	50,000	54,173

		214,805

Electronic Equipment, Instruments & Components (0.0%)
Flex Ltd.
4.875%, 6/15/29	50,000	52,344

IT Services (0.1%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	56,857
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	104,431
5.000%, 10/15/25	100,000	113,935
Fiserv, Inc.
4.750%, 6/15/21	100,000	104,160
3.500%, 7/1/29	100,000	104,771
IBM Credit LLC
3.000%, 2/6/23	250,000	256,696
International Business Machines Corp.
3.375%, 8/1/23	150,000	156,726
3.450%, 2/19/26	150,000	158,599
Mastercard, Inc.
3.375%, 4/1/24	50,000	53,099
Visa, Inc.
2.800%, 12/14/22	115,000	118,438
2.750%, 9/15/27(x)	150,000	157,445

		1,385,157

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	103,805
Broadcom Corp.
3.875%, 1/15/27	350,000	350,134
Broadcom, Inc.
3.625%, 10/15/24§	250,000	254,320
Intel Corp.
3.300%, 10/1/21	100,000	102,782
2.700%, 12/15/22	150,000	153,505
3.150%, 5/11/27(x)	150,000	159,674
KLA Corp.
4.125%, 11/1/21	135,000	139,838
Lam Research Corp.
3.800%, 3/15/25	60,000	64,216
Micron Technology, Inc.
5.327%, 2/6/29	50,000	54,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NXP BV
4.300%, 6/18/29§	$75,000	$79,203
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	253,973
3.450%, 5/20/25	150,000	158,951

		1,874,902

Software (0.2%)
Adobe, Inc.
3.250%, 2/1/25	200,000	210,517
Microsoft Corp.
4.000%, 2/8/21	150,000	154,288
2.375%, 2/12/22	145,000	147,044
2.650%, 11/3/22	110,000	112,691
2.000%, 8/8/23	135,000	136,056
3.300%, 2/6/27	250,000	268,776
Oracle Corp.
2.500%, 5/15/22	150,000	151,864
2.500%, 10/15/22	200,000	203,000
2.400%, 9/15/23	150,000	151,710
2.650%, 7/15/26	250,000	253,798
VMware, Inc.
2.950%, 8/21/22	150,000	152,029

		1,941,773

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
2.150%, 2/9/22	150,000	150,986
1.700%, 9/11/22(x)	130,000	129,787
2.850%, 2/23/23	110,000	113,408
3.000%, 2/9/24	150,000	156,315
3.200%, 5/13/25	115,000	121,771
3.350%, 2/9/27	250,000	267,148
3.000%, 11/13/27	200,000	209,636
Dell International LLC
5.450%, 6/15/23§	900,000	983,307
6.020%, 6/15/26§	95,000	106,737
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	150,000	166,340
HP, Inc.
4.050%, 9/15/22	200,000	210,198
Seagate HDD Cayman
4.750%, 6/1/23(x)	26,000	27,171
4.875%, 6/1/27	100,000	104,147

		2,746,951

Total Information Technology		8,215,932

Materials (1.2%)
Chemicals (0.6%)
Albemarle Corp.
4.150%, 12/1/24	200,000	212,233
Dow Chemical Co. (The)
3.000%, 11/15/22	150,000	152,352
4.800%, 11/30/28§	50,000	56,643
DuPont de Nemours, Inc.
4.493%, 11/15/25	3,000,000	3,319,295
4.725%, 11/15/28	150,000	171,190
Eastman Chemical Co.
3.600%, 8/15/22	100,000	102,823
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	213,120
Nutrien Ltd.
3.150%, 10/1/22	50,000	50,911
3.375%, 3/15/25	150,000	155,101
PPG Industries, Inc.
2.800%, 8/15/29	50,000	49,901
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	260,697
Syngenta Finance NV
4.441%, 4/24/23§	1,800,000	1,880,334

		6,624,600

Containers & Packaging (0.4%)
International Paper Co.
4.750%, 2/15/22	57,000	59,956
3.650%, 6/15/24	150,000	157,659
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	2,000,000	2,052,400
7.250%, 4/15/25§	1,700,000	1,620,950
Westrock Co.
3.900%, 6/1/28	150,000	157,942

		4,048,907

Metals & Mining (0.2%)
ArcelorMittal
4.250%, 7/16/29	50,000	50,596
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	2,200,000	2,288,000
Newmont Goldcorp Corp.
3.500%, 3/15/22	100,000	102,996
Vale Overseas Ltd.
6.250%, 8/10/26	150,000	172,688

		2,614,280

Total Materials		13,287,787

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	150,000	162,263
American Tower Corp. (REIT)
3.500%, 1/31/23	150,000	155,661
3.550%, 7/15/27	150,000	156,887
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	102,575
Boston Properties LP (REIT)
3.850%, 2/1/23	100,000	105,285
3.200%, 1/15/25	250,000	259,340
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	155,443
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	276,814
EPR Properties (REIT)
3.750%, 8/15/29	50,000	49,905
Equinix, Inc. (REIT)
5.375%, 5/15/27	1,000,000	1,075,000
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	156,330
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	264,086
GLP Capital LP (REIT)
5.300%, 1/15/29	100,000	110,096
HCP, Inc. (REIT)
3.875%, 8/15/24	150,000	159,670
3.500%, 7/15/29	50,000	51,974
Iron Mountain, Inc. (REIT)
5.750%, 8/15/24	2,000,000	2,020,000
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	149,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Property LP (REIT)
4.125%, 6/15/22	$100,000	$104,668
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	263,814
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	156,301
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	154,801
Regency Centers LP (REIT)
2.950%, 9/15/29	50,000	49,808
Service Properties Trust (REIT)
5.250%, 2/15/26	100,000	103,620
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	158,079
2.450%, 9/13/29	100,000	97,806
SITE Centers Corp. (REIT)
4.250%, 2/1/26	100,000	105,974
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	159,890
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	107,294

		6,873,259

Total Real Estate		6,873,259

Utilities (0.6%)
Electric Utilities (0.2%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	155,959
2.600%, 8/15/29	25,000	24,752
Cleco Corporate Holdings LLC
3.375%, 9/15/29§	25,000	24,958
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	102,789
2.550%, 6/15/26	150,000	152,476
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	152,502
DTE Electric Co.
3.450%, 10/1/20	100,000	100,974
Duke Energy Carolinas LLC
2.450%, 8/15/29	50,000	50,030
Duke Energy Corp.
3.150%, 8/15/27	200,000	208,529
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	149,760
Evergy, Inc.
2.900%, 9/15/29	50,000	49,736
FirstEnergy Corp.
Series B
3.900%, 7/15/27	75,000	79,779
Florida Power & Light Co.
3.250%, 6/1/24	150,000	156,655
Indiana Michigan Power Co.
3.850%, 5/15/28	150,000	165,718
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	101,330
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	150,000	158,589
Northern States Power Co.
2.150%, 8/15/22	100,000	100,576
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	78,487
Progress Energy, Inc.
4.400%, 1/15/21	100,000	102,727
Public Service Electric & Gas Co.
3.650%, 9/1/28	50,000	54,835
Southern California Edison Co.
3.875%, 6/1/21	50,000	51,133
2.850%, 8/1/29	50,000	50,535
Southern Co. (The)
3.250%, 7/1/26	250,000	257,378
Virginia Electric & Power Co.
Series A
3.100%, 5/15/25	200,000	208,601
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,852
Xcel Energy, Inc.
4.000%, 6/15/28	25,000	27,474

		2,817,134

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	75,000	79,306

Independent Power and Renewable Electricity Producers (0.3%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	3,030,000

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	265,582
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,095
3.375%, 8/15/23	100,000	105,100
NiSource, Inc.
2.950%, 9/1/29	50,000	50,354
Puget Energy, Inc.
3.650%, 5/15/25	150,000	154,221
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	157,613
Sempra Energy
3.550%, 6/15/24	250,000	260,532

		1,044,497

Total Utilities		6,970,937

Total Corporate Bonds		286,416,370

Foreign Government Securities (0.6%)
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	249,063
4.000%, 1/14/24	250,000	269,531
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	496,554
3.375%, 10/31/23	200,000	211,373
2.750%, 1/21/26	250,000	260,924
Province of British Columbia
2.000%, 10/23/22	200,000	201,813
Province of Manitoba
2.125%, 6/22/26	100,000	101,390
Province of Ontario
2.400%, 2/8/22	350,000	354,784
2.450%, 6/29/22	150,000	152,676
Province of Quebec
2.625%, 2/13/23	200,000	205,941
2.875%, 10/16/24	100,000	105,394
Republic of Chile
3.125%, 1/21/26	200,000	209,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Colombia
4.000%, 2/26/24	$200,000	$211,250
3.875%, 4/25/27	250,000	265,313
Republic of Hungary
6.375%, 3/29/21	250,000	265,234
Republic of Indonesia
4.100%, 4/24/28	200,000	215,875
Republic of Italy
6.875%, 9/27/23	100,000	116,026
Republic of Korea
2.500%, 6/19/29	200,000	204,123
Republic of Panama
4.000%, 9/22/24	200,000	213,625
3.875%, 3/17/28	200,000	217,313
Republic of Philippines
10.625%, 3/16/25	150,000	214,125
Republic of Poland
5.000%, 3/23/22	150,000	161,203
4.000%, 1/22/24	100,000	108,184
Republic of Uruguay
4.500%, 8/14/24(x)	250,000	269,922
Svensk Exportkredit AB
2.375%, 4/9/21	500,000	503,908
United Mexican States
4.000%, 10/2/23	250,000	263,828
4.125%, 1/21/26	250,000	265,125

Total Foreign Government Securities		6,314,372

Loan Participations (0.9%)
Communication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Securus Technologies Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 8.25%), 10.294%, 11/1/25(k)	700,000	612,500

Total Communication Services		612,500

Consumer Discretionary (0.7%)
Hotels, Restaurants & Leisure (0.4%)
24 Hour Fitness World, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.544%, 5/30/25(k)	1,975,000	1,902,583
Stars Group Holdings BV, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.604%, 7/10/25(k)	2,223,995	2,230,931

		4,133,514

Multiline Retail (0.3%)
Belk, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 6.803%, 12/12/22(k)	4,799,580	3,503,693

Total Consumer Discretionary		7,637,207

Health Care (0.1%)
Pharmaceuticals (0.1%)
Amneal Pharmaceuticals LLC, Term Loan B18
(ICE LIBOR USD 1 Month + 3.50%), 5.563%, 3/21/25(k)	1,964,333	1,669,683

Total Health Care		1,669,683

Total Loan Participations		9,919,390

Mortgage-Backed Securities (0.2%)
GNMA
3.500%, 9/20/49	1,205,000	1,250,368
4.000%, 9/20/49	625,000	653,413
UMBS
4.000%, 6/1/49	566,733	588,487

Total Mortgage-Backed Securities		2,492,268

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE
7.425%, 2/15/29	100,000	127,740
Oregon School Boards Association, Taxable-Pension- Series 2002B, NATL-RE
5.550%, 6/30/28	150,000	179,634
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	79,640

Total Municipal Bonds		387,014

Supranational (0.6%)
Asian Development Bank
1.625%, 3/16/21	500,000	498,824
2.375%, 8/10/27	150,000	156,873
2.500%, 11/2/27	200,000	210,763
2.750%, 1/19/28(x)	100,000	107,245
European Bank for Reconstruction & Development
2.125%, 3/7/22	350,000	353,818
European Investment Bank
4.000%, 2/16/21	200,000	205,933
2.375%, 5/13/21	750,000	757,339
2.875%, 12/15/21(x)	250,000	256,475
2.125%, 4/13/26	500,000	514,176
2.375%, 5/24/27	200,000	209,740
Inter-American Development Bank
2.625%, 4/19/21	250,000	253,260
2.125%, 1/18/22	500,000	505,022
3.000%, 10/4/23	250,000	263,255
2.375%, 7/7/27	150,000	156,854
International Bank for Reconstruction & Development
1.625%, 3/9/21	250,000	249,480
2.250%, 6/24/21	500,000	504,475
2.000%, 1/26/22(x)	500,000	503,670
2.125%, 2/13/23	200,000	203,146
3.000%, 9/27/23	200,000	210,632
1.875%, 10/27/26	150,000	151,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
International Finance Corp.
1.125%, 7/20/21	$500,000	$494,907

Total Supranational		6,767,798

U.S. Government Agency Securities (0.5%)
FFCB
2.850%, 9/20/21	945,000	965,900
FHLB
3.000%, 12/9/22	385,000	401,384
5.375%, 8/15/24	300,000	352,950
3.125%, 6/13/25	375,000	403,182
FHLMC
1.125%, 8/12/21	758,000	751,706
2.375%, 1/13/22	1,525,000	1,549,346
FNMA
2.625%, 1/11/22	325,000	332,341
2.375%, 1/19/23(x)	125,000	128,163
2.625%, 9/6/24	500,000	524,862

Total U.S. Government Agency Securities		5,409,834

U.S. Treasury Obligations (19.5%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,800,000	2,125,125
7.625%, 2/15/25	1,600,000	2,095,656
6.500%, 11/15/26	1,300,000	1,725,445
6.375%, 8/15/27	1,000,000	1,349,004
6.125%, 11/15/27	1,500,000	2,009,971
5.500%, 8/15/28	1,250,000	1,645,044
5.250%, 11/15/28	1,700,000	2,214,250
U.S. Treasury Notes
1.875%, 12/31/19	4,000,000	3,999,219
2.250%, 3/31/20	9,500,000	9,516,514
2.500%, 5/31/20	10,000,000	10,040,137
2.500%, 6/30/20	10,000,000	10,046,484
2.625%, 11/15/20	2,000,000	2,017,910
1.625%, 11/30/20	1,100,000	1,097,776
2.000%, 11/30/20	1,000,000	1,002,139
1.750%, 12/31/20	3,500,000	3,498,052
2.125%, 1/31/21	7,250,000	7,283,135
3.625%, 2/15/21	2,300,000	2,358,017
1.125%, 2/28/21	3,500,000	3,469,443
2.000%, 2/28/21	2,000,000	2,006,934
2.500%, 2/28/21	3,800,000	3,839,150
2.375%, 3/15/21	5,000,000	5,044,483
1.250%, 3/31/21	1,000,000	992,773
2.375%, 4/15/21	1,000,000	1,009,521
3.125%, 5/15/21	3,500,000	3,577,075
1.375%, 5/31/21	1,700,000	1,690,471
1.125%, 6/30/21	1,300,000	1,287,101
2.125%, 6/30/21	800,000	805,969
2.250%, 7/31/21	3,980,400	4,020,515
2.125%, 8/15/21	800,000	806,453
1.125%, 9/30/21	1,500,000	1,484,605
2.125%, 9/30/21	1,500,000	1,513,740
1.250%, 10/31/21	700,000	694,313
2.000%, 11/15/21	2,000,000	2,015,039
1.750%, 11/30/21	1,500,000	1,503,398
1.875%, 11/30/21	2,000,000	2,010,430
2.000%, 12/31/21	1,000,000	1,008,125
2.125%, 12/31/21	750,000	758,130
1.500%, 1/31/22	600,000	598,359
1.750%, 2/28/22	400,000	401,226
1.875%, 2/28/22	2,200,000	2,212,848
1.875%, 4/30/22	700,000	704,703
1.750%, 5/15/22	800,000	803,172
1.750%, 5/31/22	300,000	301,119
1.750%, 6/30/22	300,000	301,307
2.125%, 6/30/22	1,350,000	1,369,459
1.875%, 7/31/22	1,637,900	1,650,280
2.000%, 7/31/22	1,100,000	1,112,698
1.625%, 8/31/22	1,800,000	1,801,617
1.875%, 8/31/22	700,000	705,906
1.750%, 9/30/22	3,500,000	3,517,227
2.000%, 11/30/22	3,500,000	3,544,023
2.125%, 12/31/22	1,500,000	1,525,723
1.750%, 1/31/23	200,000	201,063
2.375%, 1/31/23	1,000,000	1,025,410
1.500%, 2/28/23	800,000	797,844
1.500%, 3/31/23	700,000	698,359
2.500%, 3/31/23	2,000,000	2,062,813
1.750%, 5/15/23	2,000,000	2,011,641
1.625%, 5/31/23	1,000,000	1,001,972
2.750%, 5/31/23	7,500,000	7,811,719
2.750%, 7/31/23	2,000,000	2,086,914
2.500%, 8/15/23	500,000	517,393
1.375%, 8/31/23	500,000	496,367
2.750%, 8/31/23	3,000,000	3,133,301
1.375%, 9/30/23	1,000,000	992,754
2.750%, 11/15/23	650,000	680,342
2.125%, 11/30/23	2,400,000	2,452,828
2.625%, 12/31/23	2,000,000	2,086,289
2.250%, 1/31/24	2,000,000	2,056,719
2.750%, 2/15/24	1,200,000	1,259,672
2.125%, 3/31/24	3,000,000	3,072,305
2.500%, 5/15/24	3,500,000	3,644,375
1.750%, 6/30/24	3,500,000	3,529,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/30/24	$800,000	$815,578
2.125%, 7/31/24	1,000,000	1,025,645
2.375%, 8/15/24	2,500,000	2,593,555
2.125%, 9/30/24	2,250,000	2,309,326
2.250%, 11/15/24	1,800,000	1,859,203
2.250%, 12/31/24	1,250,000	1,292,065
2.000%, 2/15/25	3,290,000	3,359,848
2.750%, 2/28/25	1,000,000	1,060,293
2.125%, 5/15/25	1,000,000	1,028,359
2.875%, 5/31/25	5,000,000	5,344,922
2.000%, 8/15/25	800,000	817,812
2.750%, 8/31/25	500,000	532,188
2.250%, 11/15/25	1,800,000	1,866,902
1.625%, 2/15/26	3,500,000	3,501,572
1.625%, 5/15/26	1,950,000	1,950,914
1.500%, 8/15/26	1,350,000	1,339,163
2.000%, 11/15/26	200,000	205,125
2.250%, 2/15/27	1,500,000	1,565,010
2.375%, 5/15/27	1,700,000	1,791,275
2.250%, 8/15/27	2,100,000	2,195,320
2.250%, 11/15/27	3,600,000	3,766,289
2.750%, 2/15/28	1,775,000	1,927,158
2.875%, 5/15/28	700,000	768,277
2.875%, 8/15/28	1,800,000	1,979,332
2.625%, 2/15/29	2,314,000	2,504,860
2.375%, 5/15/29	1,300,000	1,380,818
1.625%, 8/15/29	300,000	298,711

Total U.S. Treasury Obligations		214,810,686

Total Long-Term Debt Securities (48.9%) (Cost $536,589,784)		538,161,474

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.,
Series A
8.000%*	2,200	2,255,849

Total Convertible Preferred Stock (0.2%) (Cost $2,200,000)		2,255,849

PREFERRED STOCK:
Financials (0.2%)
Banks (0.2%)
JPMorgan Chase & Co.,
Series EE
6.000%(y)	100,000	2,814,000

Total Preferred Stock (0.2%) (Cost $2,500,000)		2,814,000

COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	54,693	2,069,583
BCE, Inc.	50,000	2,418,387
CenturyLink, Inc.	7,455	93,038
Verizon Communications, Inc.	170,958	10,319,025

		14,900,033

Entertainment (0.3%)
Activision Blizzard, Inc.	5,741	303,814
Electronic Arts, Inc.*	2,228	217,943
Netflix, Inc.*	3,279	877,526
Take-Two Interactive Software, Inc.*	841	105,411
Viacom, Inc., Class B	2,609	62,694
Walt Disney Co. (The)	13,483	1,757,104

		3,324,492

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	2,242	2,737,796
Alphabet, Inc., Class C*	2,262	2,757,378
Facebook, Inc., Class A*	18,007	3,206,687
TripAdvisor, Inc.*	756	29,242
Twitter, Inc.*	5,786	238,383

		8,969,486

Media (0.2%)
CBS Corp. (Non-Voting), Class B	2,449	98,866
Charter Communications, Inc., Class A*	1,210	498,665
Comcast Corp., Class A	33,949	1,530,421
Discovery, Inc., Class A(x)*	1,141	30,385
Discovery, Inc., Class C*	2,659	65,465
DISH Network Corp., Class A*	1,847	62,927
Fox Corp., Class A	2,767	87,257
Fox Corp., Class B	1,198	37,785
Interpublic Group of Cos., Inc. (The)	2,837	61,166
News Corp., Class A	2,844	39,589
News Corp., Class B	855	12,222
Omnicom Group, Inc.	1,583	123,949

		2,648,697

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,357	185,661

Total Communication Services		30,028,369

Consumer Discretionary (2.9%)
Auto Components (0.0%)
Aptiv plc	1,937	169,332
BorgWarner, Inc.	1,538	56,414

		225,746

Automobiles (1.1%)
Daimler AG (Registered)	59,500	2,958,549
Ford Motor Co.	279,381	2,559,130
General Motors Co.	172,825	6,477,481
Harley-Davidson, Inc.	1,202	43,236

		12,038,396

Distributors (0.0%)
Genuine Parts Co.	1,083	107,856
LKQ Corp.*	2,349	73,876

		181,732

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,491	35,218

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	3,071	134,233
Chipotle Mexican Grill, Inc.*	191	160,530
Darden Restaurants, Inc.	916	108,290
Hilton Worldwide Holdings, Inc.	2,132	198,511
Marriott International, Inc., Class A	2,049	254,834
McDonald’s Corp.	5,692	1,222,129
MGM Resorts International	3,903	108,191
Norwegian Cruise Line Holdings Ltd.*	1,624	84,075
Royal Caribbean Cruises Ltd.	1,261	136,604
Starbucks Corp.	8,960	792,243
Wynn Resorts Ltd.	722	78,496
Yum! Brands, Inc.	2,252	255,444

		3,533,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.1%)
DR Horton, Inc.	2,528	$133,251
Garmin Ltd.	1,081	91,550
Leggett & Platt, Inc.	963	39,425
Lennar Corp., Class A	2,157	120,469
Mohawk Industries, Inc.*	420	52,109
Newell Brands, Inc.	2,838	53,127
NVR, Inc.*	26	96,651
PulteGroup, Inc.	1,908	69,737
Whirlpool Corp.	471	74,588

		730,907

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,110	5,398,680
Booking Holdings, Inc.*	318	624,110
eBay, Inc.	5,901	230,021
Expedia Group, Inc.	1,075	144,491

		6,397,302

Leisure Products (0.0%)
Hasbro, Inc.	906	107,533

Multiline Retail (0.3%)
Dollar General Corp.	1,938	308,026
Dollar Tree, Inc.*	1,757	200,579
Kohl’s Corp.	1,219	60,535
Macy’s, Inc.	2,270	35,276
Nordstrom, Inc.(x)	828	27,879
Target Corp.	21,342	2,281,673

		2,913,968

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	538	88,985
AutoZone, Inc.*	186	201,739
Best Buy Co., Inc.	1,728	119,215
CarMax, Inc.*	1,224	107,712
Gap, Inc. (The)	1,577	27,377
Home Depot, Inc. (The)	8,202	1,903,028
L Brands, Inc.	1,686	33,029
Lowe’s Cos., Inc.	5,777	635,239
O’Reilly Automotive, Inc.*	573	228,346
Ross Stores, Inc.	2,755	302,637
Tiffany & Co.	801	74,197
TJX Cos., Inc. (The)	9,040	503,889
Tractor Supply Co.	901	81,486
Ulta Beauty, Inc.*	441	110,537

		4,417,416

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	1,109	36,775
Hanesbrands, Inc.	2,663	40,797
NIKE, Inc., Class B	9,338	877,025
PVH Corp.	559	49,321
Ralph Lauren Corp.	403	38,474
Tapestry, Inc.	2,139	55,721
Under Armour, Inc., Class A*	1,343	26,780
Under Armour, Inc., Class C*	1,280	23,206
VF Corp.	2,464	219,271

		1,367,370

Total Consumer Discretionary		31,949,168

Consumer Staples (3.2%)
Beverages (1.4%)
Anheuser-Busch InBev
SA/NV (ADR)	30,000	2,854,500
Brown-Forman Corp., Class B	1,362	85,506
Coca-Cola Co. (The)	56,606	3,081,631
Constellation Brands, Inc., Class A	1,256	260,344
Molson Coors Brewing Co., Class B	1,383	79,522
Monster Beverage Corp.*	2,847	165,297
PepsiCo, Inc.	60,466	8,289,889

		14,816,689

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	3,291	948,170
Kroger Co. (The)	5,903	152,179
Sysco Corp.	3,841	304,975
Walgreens Boots Alliance, Inc.	5,678	314,050
Walmart, Inc.	10,645	1,263,349

		2,982,723

Food Products (0.2%)
Archer-Daniels-Midland Co.	4,139	169,989
Campbell Soup Co.	1,262	59,213
Conagra Brands, Inc.	3,585	109,988
General Mills, Inc.	4,506	248,371
Hershey Co. (The)	1,115	172,814
Hormel Foods Corp.(x)	2,144	93,757
JM Smucker Co. (The)	840	92,417
Kellogg Co.	1,870	120,334
Kraft Heinz Co. (The)	4,780	133,529
Lamb Weston Holdings, Inc.	1,081	78,610
McCormick & Co., Inc. (Non- Voting)	899	140,514
Mondelez International, Inc., Class A	10,837	599,503
Tyson Foods, Inc., Class A	2,244	193,298

		2,212,337

Household Products (0.9%)
Church & Dwight Co., Inc.	1,896	142,655
Clorox Co. (The)	942	143,062
Colgate-Palmolive Co.	6,403	470,685
Kimberly-Clark Corp.	2,601	369,472
Procter & Gamble Co. (The)	71,146	8,849,139

		9,975,013

Personal Products (0.0%)
Coty, Inc., Class A	2,241	23,553
Estee Lauder Cos., Inc. (The),
Class A	1,654	329,063

		352,616

Tobacco (0.4%)
Altria Group, Inc.	13,965	571,169
Philip Morris International, Inc.	56,124	4,261,495

		4,832,664

Total Consumer Staples		35,172,042

Energy (3.1%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	72,966	1,692,811
Halliburton Co.	61,716	1,163,346
Helmerich & Payne, Inc.	801	32,096
National Oilwell Varco, Inc.	2,830	59,996
Schlumberger Ltd.	35,347	1,207,807
TechnipFMC plc	3,141	75,824

		4,231,880

Oil, Gas & Consumable Fuels (2.7%)
Apache Corp.	2,802	71,731
Cabot Oil & Gas Corp.	3,183	55,925
Chevron Corp.	54,200	6,428,120
Cimarex Energy Co.	782	37,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Concho Resources, Inc.	1,456	$98,863
ConocoPhillips	8,309	473,447
Devon Energy Corp.	3,055	73,503
Diamondback Energy, Inc.	1,220	109,690
EOG Resources, Inc.	4,342	322,263
Exxon Mobil Corp.	91,670	6,472,819
Hess Corp.	1,937	117,150
HollyFrontier Corp.	1,073	57,556
Kinder Morgan, Inc.	14,735	303,688
Marathon Oil Corp.	6,137	75,301
Marathon Petroleum Corp.	4,895	297,371
Noble Energy, Inc.	3,542	79,553
Occidental Petroleum Corp.	61,666	2,742,287
ONEOK, Inc.	3,046	224,460
Phillips 66	3,357	343,757
Pioneer Natural Resources Co.	1,258	158,219
Royal Dutch Shell plc (ADR), Class A	100,000	5,885,000
TC Energy Corp.(x)	40,000	2,071,600
Valero Energy Corp.	3,071	261,772
Williams Cos., Inc. (The)	134,136	3,227,312

		29,988,876

Total Energy		34,220,756

Financials (5.3%)
Banks (3.4%)
Bank of America Corp.	237,706	6,933,884
Barclays plc	1,400,000	2,588,940
BB&T Corp.	5,795	309,279
Citigroup, Inc.	16,909	1,168,074
Citizens Financial Group, Inc.	3,303	116,827
Comerica, Inc.	1,117	73,711
Fifth Third Bancorp	5,421	148,427
First Republic Bank	1,266	122,422
Huntington Bancshares, Inc.	7,837	111,834
JPMorgan Chase & Co.	83,933	9,878,075
KeyCorp	7,341	130,964
M&T Bank Corp.	1,003	158,444
People’s United Financial, Inc.	2,772	43,340
PNC Financial Services Group, Inc. (The)‡	3,326	466,172
Regions Financial Corp.	7,293	115,375
SunTrust Banks, Inc.	3,317	228,210
SVB Financial Group*	393	82,117
US Bancorp	10,734	594,020
Wells Fargo & Co.	283,212	14,285,213
Zions Bancorp NA	1,310	58,321

		37,613,649

Capital Markets (0.6%)
Affiliated Managers Group, Inc.	389	32,423
Ameriprise Financial, Inc.	987	145,188
Bank of New York Mellon Corp. (The)	6,407	289,660
BlackRock, Inc.‡	871	388,152
Cboe Global Markets, Inc.	828	95,146
Charles Schwab Corp. (The)	8,708	364,256
CME Group, Inc.	2,672	564,701
E*TRADE Financial Corp.	1,763	77,025
Franklin Resources, Inc.	2,009	57,980
Goldman Sachs Group, Inc. (The)	2,422	501,911
Intercontinental Exchange, Inc.	4,205	387,995
Invesco Ltd.	2,713	45,958
MarketAxess Holdings, Inc.	280	91,700
Moody’s Corp.	1,204	246,615
Morgan Stanley	37,401	1,595,901
MSCI, Inc.	620	135,005
Nasdaq, Inc.	847	84,149
Northern Trust Corp.	1,577	147,166
Raymond James Financial, Inc.	888	73,225
S&P Global, Inc.	1,851	453,458
State Street Corp.	2,802	165,850
T. Rowe Price Group, Inc.	1,775	202,794

		6,146,258

Consumer Finance (0.1%)
American Express Co.	5,079	600,744
Capital One Financial Corp.	3,557	323,616
Discover Financial Services	2,339	189,670
Synchrony Financial	4,559	155,416

		1,269,446

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	14,677	3,053,109

Insurance (0.9%)
Aflac, Inc.	5,505	288,022
Allstate Corp. (The)	2,467	268,113
American International Group, Inc.	6,512	362,718
Aon plc	1,765	341,651
Arthur J Gallagher & Co.	1,419	127,100
Assurant, Inc.	458	57,626
Chubb Ltd.	3,402	549,219
Cincinnati Financial Corp.	1,167	136,154
Everest Re Group Ltd.	300	79,827
Globe Life, Inc.	758	72,586
Hartford Financial Services
Group, Inc. (The)	2,654	160,859
Lincoln National Corp.	1,492	89,997
Loews Corp.	1,939	99,820
Marsh & McLennan Cos., Inc.	3,777	377,889
MetLife, Inc.	123,711	5,834,211
Principal Financial Group, Inc.	1,943	111,023
Progressive Corp. (The)	4,387	338,896
Prudential Financial, Inc.	2,994	269,310
Travelers Cos., Inc. (The)	1,955	290,689
Unum Group	1,615	47,998
Willis Towers Watson plc	959	185,058

		10,088,766

Total Financials		58,171,228

Health Care (5.6%)
Biotechnology (0.3%)
AbbVie, Inc.	11,107	841,022
Alexion Pharmaceuticals, Inc.*	1,694	165,910
Amgen, Inc.	4,489	868,666
Biogen, Inc.*	1,381	321,525
Celgene Corp.*	5,336	529,865
Gilead Sciences, Inc.	9,469	600,145
Incyte Corp.*	1,297	96,276
Regeneron Pharmaceuticals, Inc.*	606	168,105
Vertex Pharmaceuticals, Inc.*	1,916	324,609

		3,916,123

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	13,229	1,106,870
ABIOMED, Inc.*	333	59,237
Align Technology, Inc.*	537	97,154
Baxter International, Inc.	3,822	334,310
Becton Dickinson and Co.	2,024	511,991
Boston Scientific Corp.*	10,480	426,431
Cooper Cos., Inc. (The)	361	107,217
Danaher Corp.	4,779	690,231
Dentsply Sirona, Inc.	1,635	87,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*	1,546	$339,981
Hologic, Inc.*	1,989	100,425
IDEXX Laboratories, Inc.*	659	179,202
Intuitive Surgical, Inc.*	864	466,500
Medtronic plc	10,028	1,089,241
ResMed, Inc.	1,055	142,541
Stryker Corp.	2,402	519,553
Teleflex, Inc.	356	120,951
Varian Medical Systems, Inc.*	673	80,148
Zimmer Biomet Holdings, Inc.	1,511	207,415

		6,666,560

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	1,158	95,338
Anthem, Inc.	1,907	457,871
Cardinal Health, Inc.	2,200	103,818
Centene Corp.*	3,133	135,534
Cigna Corp.	2,843	431,539
CVS Health Corp.	109,744	6,921,554
DaVita, Inc.*	725	41,376
HCA Healthcare, Inc.	1,982	238,672
Henry Schein, Inc.*	1,125	71,437
Humana, Inc.	994	254,136
Laboratory Corp. of America Holdings*	710	119,280
McKesson Corp.	1,384	189,137
Quest Diagnostics, Inc.	1,005	107,565
UnitedHealth Group, Inc.	7,108	1,544,711
Universal Health Services, Inc., Class B	592	88,060
WellCare Health Plans, Inc.*	390	101,076

		10,901,104

Health Care Technology (0.0%)
Cerner Corp.	2,349	160,131

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,280	174,716
Illumina, Inc.*	1,106	336,467
IQVIA Holdings, Inc.*	1,364	203,754
Mettler-Toledo International, Inc.*	185	130,314
PerkinElmer, Inc.	821	69,925
Thermo Fisher Scientific, Inc.	2,998	873,228
Waters Corp.*	504	112,508

		1,900,912

Pharmaceuticals (3.5%)
Allergan plc	2,455	413,152
AstraZeneca plc	85,000	7,588,598
Bristol-Myers Squibb Co.	112,266	5,693,009
Eli Lilly & Co.	6,359	711,127
Johnson & Johnson	44,754	5,790,272
Merck & Co., Inc.	119,128	10,028,195
Mylan NV*	3,807	75,302
Nektar Therapeutics(x)*	1,278	23,279
Perrigo Co. plc	1,022	57,120
Pfizer, Inc.	201,387	7,235,835
Zoetis, Inc.	3,548	442,045

		38,057,934

Total Health Care		61,602,764

Industrials (2.2%)
Aerospace & Defense (0.6%)
Arconic, Inc.	2,944	76,544
Boeing Co. (The)	7,901	3,006,093
General Dynamics Corp.	1,751	319,960
Huntington Ingalls Industries, Inc.	318	67,349
L3Harris Technologies, Inc.	1,683	351,141
Lockheed Martin Corp.	1,860	725,512
Northrop Grumman Corp.	1,178	441,503
Raytheon Co.	2,098	411,607
Textron, Inc.	1,694	82,938
TransDigm Group, Inc.	370	192,648
United Technologies Corp.	6,074	829,223

		6,504,518

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,015	86,052
Expeditors International of Washington, Inc.	1,274	94,645
FedEx Corp.	1,790	260,570
United Parcel Service, Inc., Class B	5,234	627,138

		1,068,405

Airlines (0.1%)
Alaska Air Group, Inc.	910	59,068
American Airlines Group, Inc.	3,031	81,746
Delta Air Lines, Inc.	4,331	249,466
Southwest Airlines Co.	3,635	196,326
United Airlines Holdings, Inc.*	1,626	143,755

		730,361

Building Products (0.0%)
Allegion plc	702	72,762
AO Smith Corp.	1,062	50,668
Fortune Brands Home & Security, Inc.	1,044	57,107
Johnson Controls International plc	5,932	260,355
Masco Corp.	2,136	89,029

		529,921

Commercial Services & Supplies (0.1%)
Cintas Corp.	614	164,613
Copart, Inc.*	1,520	122,102
Republic Services, Inc.	1,605	138,913
Rollins, Inc.	1,087	37,034
Waste Management, Inc.	2,894	332,810

		795,472

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	1,014	92,781
Quanta Services, Inc.	1,078	40,748

		133,529

Electrical Equipment (0.1%)
AMETEK, Inc.	1,712	157,196
Eaton Corp. plc	3,135	260,675
Emerson Electric Co.	4,631	309,629
Rockwell Automation, Inc.	857	141,233

		868,733

Industrial Conglomerates (0.4%)
3M Co.	19,306	3,173,906
General Electric Co.	65,257	583,398
Honeywell International, Inc.	5,383	910,804
Roper Technologies, Inc.	782	278,861

		4,946,969

Machinery (0.6%)
Caterpillar, Inc.	4,193	529,618
Cummins, Inc.	21,181	3,445,513
Deere & Co.	2,375	400,615
Dover Corp.	1,080	107,525
Flowserve Corp.	965	45,075
Fortive Corp.	2,159	148,021
IDEX Corp.	564	92,428
Illinois Tool Works, Inc.	2,181	341,305
Ingersoll-Rand plc	1,816	223,749
PACCAR, Inc.	2,580	180,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	978	$176,637
Pentair plc	1,328	50,198
Snap-on, Inc.	411	64,338
Stanley Black & Decker, Inc.	1,114	160,873
Wabtec Corp.	1,363	97,945
Xylem, Inc.	1,327	105,656

		6,170,122

Professional Services (0.0%)
Equifax, Inc.	930	130,823
IHS Markit Ltd.*	3,002	200,774
Nielsen Holdings plc	2,621	55,696
Robert Half International, Inc.	897	49,927
Verisk Analytics, Inc.	1,215	192,140

		629,360

Road & Rail (0.2%)
CSX Corp.	5,974	413,819
JB Hunt Transport Services, Inc.	645	71,369
Kansas City Southern	751	99,891
Norfolk Southern Corp.	1,951	350,517
Union Pacific Corp.	5,277	854,768

		1,790,364

Trading Companies & Distributors (0.0%)
Fastenal Co.	4,405	143,911
United Rentals, Inc.*	600	74,784
WW Grainger, Inc.	337	100,140

		318,835

Total Industrials		24,486,589

Information Technology (7.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	407	97,241
Cisco Systems, Inc.	31,776	1,570,052
F5 Networks, Inc.*	448	62,908
Juniper Networks, Inc.	2,548	63,063
Motorola Solutions, Inc.	1,240	211,308

		2,004,572

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,225	214,713
CDW Corp.	1,082	133,346
Corning, Inc.	5,738	163,648
FLIR Systems, Inc.	1,021	53,694
IPG Photonics Corp.*	264	35,798
Keysight Technologies, Inc.*	1,441	140,137
TE Connectivity Ltd.	2,532	235,932

		977,268

IT Services (1.1%)
Accenture plc, Class A	4,768	917,125
Akamai Technologies, Inc.*	1,265	115,596
Alliance Data Systems Corp.	304	38,951
Automatic Data Processing, Inc.	3,229	521,225
Broadridge Financial Solutions, Inc.	862	107,259
Cognizant Technology Solutions Corp., Class A	4,101	247,147
DXC Technology Co.	1,988	58,646
Fidelity National Information
Services, Inc.	4,603	611,094
Fiserv, Inc.*	4,299	445,333
FleetCor Technologies, Inc.*	652	186,981
Gartner, Inc.*	671	95,946
Global Payments, Inc.	2,161	343,599
International Business Machines Corp.	19,253	2,799,771
Jack Henry & Associates, Inc.	571	83,349
Leidos Holdings, Inc.	1,010	86,739
Mastercard, Inc., Class A	6,687	1,815,989
Paychex, Inc.	2,353	194,758
PayPal Holdings, Inc.*	8,812	912,835
VeriSign, Inc.*	785	148,074
Visa, Inc., Class A	12,926	2,223,401
Western Union Co. (The)	3,023	70,043

		12,023,861

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	8,125	235,544
Analog Devices, Inc.	42,734	4,774,670
Applied Materials, Inc.	46,925	2,341,557
Broadcom, Inc.	2,980	822,689
Intel Corp.	153,159	7,892,283
KLA Corp.	1,214	193,572
Lam Research Corp.	11,082	2,561,161
Maxim Integrated Products, Inc.	2,045	118,426
Microchip Technology, Inc.(x)	31,750	2,949,893
Micron Technology, Inc.*	8,244	353,255
NVIDIA Corp.	4,571	795,674
Qorvo, Inc.*	911	67,542
QUALCOMM, Inc.	9,117	695,445
Skyworks Solutions, Inc.	1,308	103,659
Texas Instruments, Inc.	66,977	8,656,107
Xilinx, Inc.	1,863	178,662

		32,740,139

Software (1.5%)
Adobe, Inc.*	3,624	1,001,130
ANSYS, Inc.*	644	142,556
Autodesk, Inc.*	1,651	243,853
Cadence Design Systems, Inc.*	2,083	137,645
Citrix Systems, Inc.	887	85,613
Fortinet, Inc.*	1,069	82,056
Intuit, Inc.	1,958	520,711
Microsoft Corp.	87,165	12,118,550
Oracle Corp.	16,479	906,839
salesforce.com, Inc.*	6,564	974,360
Symantec Corp.	4,214	99,577
Synopsys, Inc.*	1,104	151,524

		16,464,414

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	51,797	11,600,974
Hewlett Packard Enterprise Co.	9,804	148,727
HP, Inc.	11,121	210,409
NetApp, Inc.	1,770	92,943
Seagate Technology plc	1,804	97,037
Western Digital Corp.	2,226	132,758
Xerox Holdings Corp.	1,548	46,301

		12,329,149

Total Information Technology		76,539,403

Materials (1.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	1,651	366,291
Albemarle Corp.(x)	784	54,504
BASF SE	93,000	6,499,546
Celanese Corp.	935	114,341
CF Industries Holdings, Inc.	1,585	77,982
Corteva, Inc.	5,583	156,324
Dow, Inc.	30,648	1,460,377
DuPont de Nemours, Inc.	5,583	398,124
Eastman Chemical Co.	1,034	76,340
Ecolab, Inc.	1,874	371,127
FMC Corp.	994	87,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.(x)	799	$98,029
Linde plc	4,046	783,791
LyondellBasell Industries NV, Class A	1,932	172,856
Mosaic Co. (The)	2,618	53,669
PPG Industries, Inc.	1,772	210,000
Sherwin-Williams Co. (The)	619	340,369

		11,320,824

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	463	126,908
Vulcan Materials Co.	1,014	153,358

		280,266

Containers & Packaging (0.1%)
Amcor plc	12,045	117,439
Avery Dennison Corp.	642	72,912
Ball Corp.	2,504	182,316
International Paper Co.	2,858	119,521
Packaging Corp. of America	698	74,058
Sealed Air Corp.	1,158	48,069
Westrock Co.	2,020	73,629

		687,944

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	10,697	102,370
Newmont Goldcorp Corp.	46,210	1,752,283
Nucor Corp.	2,228	113,428
Rio Tinto plc (ADR)	93,100	4,849,579

		6,817,660

Total Materials		19,106,694

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	838	129,086
American Tower Corp. (REIT)	3,306	731,056
Apartment Investment & Management Co. (REIT), Class A	1,151	60,013
AvalonBay Communities, Inc. (REIT)	1,048	225,666
Boston Properties, Inc. (REIT)	1,076	139,514
Crown Castle International Corp. (REIT)	3,105	431,626
Digital Realty Trust, Inc. (REIT)	1,569	203,672
Duke Realty Corp. (REIT)	2,815	95,626
Equinix, Inc. (REIT)	640	369,152
Equity Residential (REIT)	2,609	225,052
Essex Property Trust, Inc. (REIT)	488	159,405
Extra Space Storage, Inc. (REIT)	982	114,717
Federal Realty Investment
Trust (REIT)	503	68,478
HCP, Inc. (REIT)	3,689	131,439
Host Hotels & Resorts, Inc. (REIT)	245,478	4,244,315
Iron Mountain, Inc. (REIT)	2,113	68,440
Kimco Realty Corp. (REIT)	3,111	64,958
Macerich Co. (The) (REIT)(x)	938	29,631
Mid-America Apartment
Communities, Inc. (REIT)	840	109,208
Prologis, Inc. (REIT)	4,720	402,238
Public Storage (REIT)	1,130	277,155
Realty Income Corp. (REIT)	2,423	185,796
Regency Centers Corp. (REIT)	1,251	86,932
SBA Communications Corp. (REIT)	860	207,389
Simon Property Group, Inc. (REIT)	2,317	360,641
SL Green Realty Corp. (REIT)	630	51,503
UDR, Inc. (REIT)	2,267	109,904
Ventas, Inc. (REIT)	2,833	206,894
Vornado Realty Trust (REIT)	1,185	75,449
Welltower, Inc. (REIT)	3,019	273,672
Weyerhaeuser Co. (REIT)	5,531	153,209

		9,991,836

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,517	133,426

Total Real Estate		10,125,262

Utilities (3.6%)
Electric Utilities (2.2%)
Alliant Energy Corp.	1,850	99,770
American Electric Power Co., Inc.	3,703	346,934
Duke Energy Corp.	67,557	6,476,014
Edison International	2,716	204,841
Entergy Corp.	1,488	174,632
Evergy, Inc.	1,763	117,345
Eversource Energy	2,411	206,068
Exelon Corp.	7,245	350,006
FirstEnergy Corp.	4,042	194,946
NextEra Energy, Inc.	3,658	852,277
Pinnacle West Capital Corp.	827	80,277
PPL Corp.	5,312	167,275
Southern Co. (The)	179,296	11,075,114
Xcel Energy, Inc.	48,975	3,177,988

		23,523,487

Gas Utilities (0.0%)
Atmos Energy Corp.	913	103,982

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,889	79,886
NRG Energy, Inc.	1,873	74,171

		154,057

Multi-Utilities (1.4%)
Ameren Corp.	1,802	144,250
CenterPoint Energy, Inc.	3,884	117,219
CMS Energy Corp.	2,183	139,603
Consolidated Edison, Inc.	2,511	237,214
Dominion Energy, Inc.	116,152	9,412,958
DTE Energy Co.	1,386	184,283
NiSource, Inc.	2,875	86,020
Public Service Enterprise Group, Inc.	3,729	231,496
Sempra Energy	32,063	4,732,820
WEC Energy Group, Inc.	2,332	221,773

		15,507,636

Water Utilities (0.0%)
American Water Works Co., Inc.	1,380	171,437

Total Utilities		39,460,599

Total Common Stocks (38.3%) (Cost $253,467,022)		420,862,874

SHORT-TERM INVESTMENTS:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, IM Shares	64,668,601	64,688,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $4,000,213, collateralized by various Common Stocks; total market value $4,400,000.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,700,113, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,734,001.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,400,097, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20 - 8/7/23; total market value $1,428,006.(xx)	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $3,001,091, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20 - 11/15/48; total market value $3,060,000.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $700,039, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $779,101.(xx)	700,000	700,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $4,043,982, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20 - 8/15/49; total market value $4,124,592.(xx)	4,043,718	4,043,718
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $500,179, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19 - 11/15/48; total market value $510,000.(xx)	500,000	500,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $3,001,167, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20 -2/15/29; total market value $3,333,186.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		18,343,718

Total Short-Term Investments (7.6%) (Cost $83,027,114)		83,031,719

Total Investments in Securities (95.2%) (Cost $877,783,920)		1,047,125,916
Other Assets Less Liabilities (4.8%)		52,403,273

Net Assets (100%)		$1,099,529,189

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $68,900,990 or 6.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $18,344,553. This was collateralized by $685,705 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $18,343,718 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	871	401,855	—	(62,000)	31,230	17,067	388,152	8,837	—
PNC Bank NA 3.250%, 1/22/28	250,000	239,934	686	—	—	24,595	265,215	6,094	—
PNC Financial Services Group, Inc. (The)	3,326	451,039	—	(65,099)	42,687	37,545	466,172	10,305	—
PNC Financial Services Group, Inc. (The) 3,900%, 4/29/24	250,000	247,340	—	(272)	—	19,644	266,712	7,313	—
PNC Financial Services Group,
Inc. (The) 5.125%, 2/8/20	—	102,093	—	(102,256)	937	(774)	—	897	—

Total		1,442,261	686	(229,627)	74,854	98,077	1,386,251	33,446	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	666	12/2019	USD	99,184,050	(1,095,323)

					(1,095,323)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$104,070		$—	$104,070
Common Stocks
Communication Services	30,028,369	—		—	30,028,369
Consumer Discretionary	28,990,619	2,958,549		—	31,949,168
Consumer Staples	35,172,042	—		—	35,172,042
Energy	34,220,756	—		—	34,220,756
Financials	55,582,288	2,588,940		—	58,171,228
Health Care	54,014,166	7,588,598		—	61,602,764
Industrials	24,486,589	—		—	24,486,589
Information Technology	76,539,403	—		—	76,539,403
Materials	12,607,148	6,499,546		—	19,106,694
Real Estate	10,125,262	—		—	10,125,262
Utilities	39,460,599	—		—	39,460,599
Convertible Bonds
Energy	—	1,112,000		—	1,112,000
Health Care	—	4,427,672		—	4,427,672
Convertible Preferred Stock
Information Technology	2,255,849	—		—	2,255,849
Corporate Bonds
Communication Services	—	41,683,881		—	41,683,881
Consumer Discretionary	—	14,146,799		—	14,146,799
Consumer Staples	—	11,245,941		—	11,245,941
Energy	—	36,597,911		—	36,597,911
Financials	—	58,841,413		—	58,841,413
Health Care	—	79,950,627		—	79,950,627
Industrials	—	8,601,883		—	8,601,883
Information Technology	—	8,215,932		—	8,215,932
Materials	—	13,287,787		—	13,287,787
Real Estate	—	6,873,259		—	6,873,259
Utilities	—	6,970,937		—	6,970,937
Foreign Government Securities	—	6,314,372		—	6,314,372
Loan Participations
Communication Services	—	612,500		—	612,500
Consumer Discretionary	—	7,637,207		—	7,637,207
Health Care	—	1,669,683		—	1,669,683
Industrials	—	—	(a)	—	— (a)
Mortgage-Backed Securities	—	2,492,268		—	2,492,268
Municipal Bonds	—	387,014		—	387,014
Preferred Stock
Financials	2,814,000	—		—	2,814,000
Short-Term Investments
Investment Company	64,688,001	—		—	64,688,001
Repurchase Agreements	—	18,343,718		—	18,343,718
Supranational	—	6,767,798		—	6,767,798
U.S. Government Agency Securities	—	5,409,834		—	5,409,834
U.S. Treasury Obligations	—	214,810,686		—	214,810,686

Total Assets	$470,985,091	$576,140,825		$—	$1,047,125,916

Liabilities:
Futures	$(1,095,323)	$—		$—	$(1,095,323)

Total Liabilities	$(1,095,323)	$—		$—	$(1,095,323)

Total	$469,889,768	$576,140,825		$—	$1,046,030,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,619,873
Aggregate gross unrealized depreciation	(33,895,941)

Net unrealized appreciation	$168,723,932

Federal income tax cost of investments in securities and derivative instruments, if applicable	$877,306,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.2%)
Media (0.2%)
John Wiley & Sons, Inc., Class A	6,083	$267,287

Total Communication Services		267,287

Consumer Discretionary (7.6%)
Hotels, Restaurants & Leisure (2.3%)
McDonald’s Corp.	14,933	3,206,264
Yum! Brands, Inc.	6,237	707,463

		3,913,727

Multiline Retail (1.0%)
Target Corp.	15,383	1,644,596

Specialty Retail (2.4%)
Gap, Inc. (The)	19,704	342,062
Lowe’s Cos., Inc.	1,500	164,940
Ross Stores, Inc.	15,828	1,738,706
Tiffany & Co.	21,618	2,002,475

		4,248,183

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	35,801	3,362,430

Total Consumer Discretionary		13,168,936

Consumer Staples (8.6%)
Beverages (1.6%)
PepsiCo, Inc.	20,700	2,837,970

Food & Staples Retailing (1.8%)
Walgreens Boots Alliance, Inc.	9,128	504,870
Walmart, Inc.	21,412	2,541,176

		3,046,046

Food Products (2.3%)
Bunge Ltd.	26,327	1,490,635
McCormick & Co., Inc. (Non- Voting)	16,501	2,579,106

		4,069,741

Household Products (2.9%)
Colgate-Palmolive Co.	28,038	2,061,074
Procter & Gamble Co. (The)	23,835	2,964,597

		5,025,671

Total Consumer Staples		14,979,428

Energy (4.6%)
Energy Equipment & Services (0.9%)
Apergy Corp.*	19,819	536,104
Schlumberger Ltd.	34,053	1,163,591

		1,699,695

Oil, Gas & Consumable Fuels (3.7%)
Chevron Corp.	20,648	2,448,853
EOG Resources, Inc.	18,042	1,339,077
Exxon Mobil Corp.	17,883	1,262,718
Occidental Petroleum Corp.	30,578	1,359,804

		6,410,452

Total Energy		8,110,147

Financials (2.7%)
Capital Markets (0.3%)
State Street Corp.	8,416	498,143

Insurance (2.4%)
Aflac, Inc.	37,829	1,979,213
Arthur J Gallagher & Co.	6,057	542,526
Erie Indemnity Co., Class A	8,698	1,614,784

		4,136,523

Total Financials		4,634,666

Health Care (18.6%)
Biotechnology (0.7%)
AbbVie, Inc.	15,879	1,202,358

Health Care Equipment & Supplies (14.5%)
Abbott Laboratories	44,621	3,733,439
Becton Dickinson and Co.	22,197	5,614,953
Dentsply Sirona, Inc.	5,638	300,562
Medtronic plc	47,839	5,196,272
Stryker Corp.	32,219	6,968,970
West Pharmaceutical Services, Inc.	24,916	3,533,587

		25,347,783

Health Care Providers & Services (0.7%)
CVS Health Corp.	19,345	1,220,089

Pharmaceuticals (2.7%)
Johnson & Johnson	24,069	3,114,047
Perrigo Co. plc	14,186	792,855
Pfizer, Inc.	23,549	846,116

		4,753,018

Total Health Care		32,523,248

Industrials (27.0%)
Aerospace & Defense (6.0%)
Boeing Co. (The)	5,348	2,034,753
General Dynamics Corp.	18,411	3,364,242
Raytheon Co.	8,972	1,760,217
United Technologies Corp.	24,114	3,292,043

		10,451,255

Air Freight & Logistics (1.2%)
United Parcel Service, Inc., Class B	17,244	2,066,176

Building Products (1.7%)
Johnson Controls International plc	66,101	2,901,173
Resideo Technologies, Inc.*	4,835	69,382

		2,970,555

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	45,530	1,653,650
Cintas Corp.	13,176	3,532,486
Matthews International Corp., Class A	20,350	720,186

		5,906,322

Electrical Equipment (0.5%)
nVent Electric plc	42,387	934,209

Industrial Conglomerates (10.0%)
Carlisle Cos., Inc.	8,444	1,228,940
Honeywell International, Inc.	36,313	6,144,160
Roper Technologies, Inc.	28,044	10,000,490

		17,373,590

Machinery (3.2%)
Donaldson Co., Inc.	23,621	1,230,182
Dover Corp.	28,927	2,879,972
Pentair plc	39,850	1,506,330

		5,616,484

Road & Rail (0.3%)
Norfolk Southern Corp.	2,900	521,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.7%)
WW Grainger, Inc.	4,404	$1,308,649

Total Industrials		47,148,254

Information Technology (17.9%)
IT Services (4.5%)
Accenture plc, Class A	29,980	5,766,653
Visa, Inc., Class A	11,857	2,039,522

		7,806,175

Semiconductors & Semiconductor Equipment (6.9%)
Analog Devices, Inc.	47,033	5,254,997
Texas Instruments, Inc.	46,711	6,036,930
Versum Materials, Inc.	15,372	813,640

		12,105,567

Software (6.5%)
Microsoft Corp.	80,960	11,255,869

Total Information Technology		31,167,611

Materials (11.0%)
Chemicals (10.3%)
Air Products & Chemicals, Inc.	25,136	5,576,673
Albemarle Corp.(x)	60,870	4,231,682
Ecolab, Inc.	9,890	1,958,616
Linde plc	31,932	6,185,867

		17,952,838

Metals & Mining (0.7%)
Nucor Corp.	24,861	1,265,674

Total Materials		19,218,512

Total Common Stocks (98.2%) (Cost $151,765,232)		171,218,089

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $132,926, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $135,576. (xx)	$132,918	132,918
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $22,207, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $22,650. (xx)	22,206	22,206

Total Repurchase Agreements		155,124

Total Short-Term Investments (0.1%) (Cost $155,124)		155,124

Total Investments in Securities (98.3%) (Cost $151,920,356)		171,373,213
Other Assets Less Liabilities (1.7%)		3,012,471

Net Assets (100%)		$174,385,684

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $3,427,614. This was collateralized by $3,278,010 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/17/19 – 5/15/47 and by cash of $155,124 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$267,287	$—	$—	$267,287
Consumer Discretionary	13,168,936	—	—	13,168,936
Consumer Staples	14,979,428	—	—	14,979,428
Energy	8,110,147	—	—	8,110,147
Financials	4,634,666	—	—	4,634,666
Health Care	32,523,248	—	—	32,523,248
Industrials	47,148,254	—	—	47,148,254
Information Technology	31,167,611	—	—	31,167,611
Materials	19,218,512	—	—	19,218,512
Short-Term Investments
Repurchase Agreements	—	155,124	—	155,124

Total Assets	$171,218,089	$155,124	$—	$171,373,213

Total Liabilities	$—	$—	$—	$—

Total	$171,218,089	$155,124	$—	$171,373,213

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,373,213
Aggregate gross unrealized depreciation	(6,920,356)

Net unrealized appreciation	$19,452,857

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,920,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	653	$23,639
ATN International, Inc.	681	39,750
Bandwidth, Inc., Class A*	973	63,352
Cincinnati Bell, Inc.*	2,888	14,642
Cogent Communications Holdings, Inc.	2,547	140,340
Consolidated Communications Holdings, Inc.	4,467	21,263
Frontier Communications Corp.(x)*	5,786	5,016
IDT Corp., Class B*	956	10,067
Intelsat SA*	4,052	92,386
Iridium Communications, Inc.*	5,991	127,488
Ooma, Inc.*	1,249	12,990
ORBCOMM, Inc.(x)*	4,273	20,339
Pareteum Corp.(x)*	6,169	7,958
Vonage Holdings Corp.*	13,707	154,889

		734,119

Entertainment (1.1%)
AMC Entertainment Holdings, Inc., Class A(x)	3,126	33,448
Cinemark Holdings, Inc.	75,900	2,932,776
Eros International plc*	4,433	8,467
Gaia, Inc.(x)*	619	4,045
Glu Mobile, Inc.*	7,171	35,783
IMAX Corp.*	3,173	69,647
Liberty Media Corp.-Liberty Braves, Class A*	625	17,394
Liberty Media Corp.-Liberty Braves, Class C*	2,171	60,245
LiveXLive Media, Inc.*	1,574	3,156
Marcus Corp. (The)	1,357	50,223
Reading International, Inc., Class A*	915	10,943
Rosetta Stone, Inc.*	1,296	22,551

		3,248,678

Interactive Media & Services (0.2%)
Care.com, Inc.*	1,239	12,948
Cargurus, Inc.*	4,487	138,873
Cars.com, Inc.*	4,071	36,558
DHI Group, Inc.*	2,937	11,307
Eventbrite, Inc., Class A(x)*	2,240	39,670
EverQuote, Inc., Class A(x)*	487	10,393
Liberty TripAdvisor Holdings, Inc.,
Class A*	4,408	41,479
Meet Group, Inc. (The)*	4,184	13,703
QuinStreet, Inc.*	2,738	34,471
Travelzoo*	266	2,844
TrueCar, Inc.*	6,417	21,818
Yelp, Inc.*	4,214	146,436

		510,500

Media (0.4%)
Boston Omaha Corp., Class A(x)*	576	11,422
Cardlytics, Inc.*	781	26,179
cbdMD, Inc.(x)*	542	2,146
Central European Media Enterprises
Ltd., Class A*	5,466	24,570
Clear Channel Outdoor Holdings, Inc.*	2,277	5,738
comScore, Inc.*	2,812	5,371
Cumulus Media, Inc., Class A*	815	11,850
Daily Journal Corp.(x)*	71	17,577
Emerald Expositions Events, Inc.	1,399	13,612
Entercom Communications Corp., Class A	7,294	24,362
Entravision Communications Corp., Class A	3,610	11,480
EW Scripps Co. (The), Class A	3,325	44,156
Fluent, Inc.(x)*	2,449	6,698
Gannett Co., Inc.	6,417	68,918
Gray Television, Inc.*	5,512	89,956
Hemisphere Media Group, Inc.*	983	12,012
Lee Enterprises, Inc.*	3,075	6,273
Liberty Latin America Ltd., Class A*	2,817	48,086
Liberty Latin America Ltd., Class C*	6,880	117,614
Loral Space & Communications, Inc.*	765	31,671
Marchex, Inc., Class B*	1,991	6,252
MDC Partners, Inc., Class A*	3,284	9,261
Meredith Corp.(x)	2,414	88,497
MSG Networks, Inc., Class A(x)*	3,553	57,630
National CineMedia, Inc.	4,364	35,785
New Media Investment Group, Inc.(x)	3,636	32,033
Saga Communications, Inc., Class A	239	7,110
Scholastic Corp.	1,735	65,514
TechTarget, Inc.*	1,416	31,895
TEGNA, Inc.	13,154	204,282
Tribune Publishing Co.	993	8,520
WideOpenWest, Inc.*	1,658	10,213

		1,136,683

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,685	29,803
Gogo, Inc.(x)*	3,561	21,473
Shenandoah Telecommunications Co.	2,906	92,324
Spok Holdings, Inc.	1,165	13,910

		157,510

Total Communication Services		5,787,490

Consumer Discretionary (10.6%)
Auto Components (0.6%)
Adient plc	5,305	121,803
American Axle & Manufacturing
Holdings, Inc.*	6,782	55,748
Cooper Tire & Rubber Co.	3,053	79,744
Cooper-Standard Holdings, Inc.*	1,050	42,924
Dana, Inc.	8,759	126,480
Dorman Products, Inc.*	1,633	129,889
Fox Factory Holding Corp.*	2,276	141,658
Gentex Corp.	3,900	107,386
Gentherm, Inc.*	2,008	82,499
LCI Industries	5,135	471,650
Modine Manufacturing Co.*	3,025	34,394
Motorcar Parts of America, Inc.*	1,065	17,999
Standard Motor Products, Inc.	1,278	62,047
Stoneridge, Inc.*	1,607	49,769
Tenneco, Inc., Class A	3,208	40,164
Visteon Corp.*	1,705	140,731

		1,704,885

Automobiles (0.0%)
Winnebago Industries, Inc.	1,882	72,175

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,744	88,123
Funko, Inc., Class A*	976	20,081
Greenlane Holdings, Inc., Class A(x)*	356	1,207
Weyco Group, Inc.	403	9,112

		118,523

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,423	130,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Public Education, Inc.*	1,000	$22,340
Career Education Corp.*	4,177	66,373
Carriage Services, Inc.	983	20,092
Chegg, Inc.*	7,016	210,129
Collectors Universe, Inc.	460	13,101
Houghton Mifflin Harcourt Co.*	6,499	34,640
K12, Inc.*	2,338	61,723
Laureate Education, Inc., Class A* .	6,368	105,550
OneSpaWorld Holdings Ltd.*	2,768	42,987
Regis Corp.*	1,654	33,444
Select Interior Concepts, Inc., Class A*	1,229	15,940
Sotheby’s*	1,915	109,117
Strategic Education, Inc.	1,291	175,421
WW International, Inc.*	2,825	106,841

		1,148,080

Hotels, Restaurants & Leisure (3.7%)
BBX Capital Corp.	3,675	17,162
Biglari Holdings, Inc., Class B*	56	6,104
BJ’s Restaurants, Inc.	1,265	49,133
Bloomin’ Brands, Inc.	5,287	100,083
Bluegreen Vacations Corp.	414	3,859
Boyd Gaming Corp.	4,883	116,948
Brinker International, Inc.(x)	50,267	2,144,893
Carrols Restaurant Group, Inc.*	1,967	16,306
Century Casinos, Inc.*	1,599	12,360
Cheesecake Factory, Inc. (The)(x)	2,564	106,868
Churchill Downs, Inc.	2,123	262,095
Chuy’s Holdings, Inc.*	1,036	25,651
Cracker Barrel Old Country Store, Inc.(x)	1,165	189,487
Dave & Buster’s Entertainment, Inc.	2,207	85,963
Del Taco Restaurants, Inc.*	1,764	18,037
Denny’s Corp.*	3,560	81,043
Dine Brands Global, Inc.	1,012	76,770
Drive Shack, Inc.*	3,411	14,701
El Pollo Loco Holdings, Inc.*	1,270	13,919
Eldorado Resorts, Inc.(x)*	3,985	158,882
Empire Resorts, Inc.*	191	1,839
Everi Holdings, Inc.*	4,097	34,661
Fiesta Restaurant Group, Inc.*	1,345	14,015
Golden Entertainment, Inc.*	989	13,144
Habit Restaurants, Inc. (The), Class A*	1,154	10,086
Inspired Entertainment, Inc.*	508	3,653
International Speedway Corp., Class A	1,425	64,139
J Alexander’s Holdings, Inc.*	858	10,056
Jack in the Box, Inc.	30,268	2,758,020
Kura Sushi USA, Inc., Class A*	202	3,963
Lindblad Expeditions Holdings, Inc.*	1,404	23,531
Marriott Vacations Worldwide Corp.	2,605	269,904
Monarch Casino & Resort, Inc.*	697	29,058
Nathan’s Famous, Inc.	161	11,568
Noodles & Co.(x)*	1,640	9,282
Papa John’s International, Inc.(x)	1,344	70,358
Penn National Gaming, Inc.*	6,717	125,104
PlayAGS, Inc.*	1,666	17,126
Potbelly Corp.*	1,285	5,603
RCI Hospitality Holdings, Inc.	548	11,333
Red Lion Hotels Corp.*	1,362	8,826
Red Robin Gourmet Burgers, Inc.* .	757	25,178
Red Rock Resorts, Inc., Class A	4,232	85,931
Ruth’s Hospitality Group, Inc.	1,768	36,094
Scientific Games Corp., Class A*	3,374	68,661
SeaWorld Entertainment, Inc.*	2,865	75,407
Shake Shack, Inc., Class A*	1,762	172,746
Target Hospitality Corp.(x)*	1,897	12,919
Texas Roadhouse, Inc.	4,012	210,710
Twin River Worldwide Holdings, Inc.	1,195	27,282
Wingstop, Inc.	1,776	155,009
Wyndham Hotels & Resorts, Inc.	59,200	3,063,008

		10,928,478

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	569	8,706
Beazer Homes USA, Inc.*	1,767	26,328
Cavco Industries, Inc.*	521	100,079
Century Communities, Inc.*	1,591	48,732
Ethan Allen Interiors, Inc.	1,470	28,077
Flexsteel Industries, Inc.	465	6,891
GoPro, Inc., Class A(x)*	7,598	39,396
Green Brick Partners, Inc.*	1,435	15,355
Hamilton Beach Brands Holding Co., Class A	356	5,757
Helen of Troy Ltd.*	1,517	239,170
Hooker Furniture Corp.	657	14,086
Installed Building Products, Inc.*	1,373	78,728
iRobot Corp.(x)*	1,661	102,434
KB Home	5,135	174,590
La-Z-Boy, Inc.	2,740	92,037
Legacy Housing Corp.*	268	4,342
LGI Homes, Inc.*	1,215	101,234
Lifetime Brands, Inc.	653	5,779
Lovesac Co. (The)*	406	7,580
M.D.C. Holdings, Inc.	3,003	129,429
M/I Homes, Inc.*	1,603	60,353
Meritage Homes Corp.*	2,186	153,785
Purple Innovation, Inc.(x)*	353	2,658
Skyline Champion Corp.*	3,048	91,714
Sonos, Inc.*	4,245	56,925
Taylor Morrison Home Corp., Class A*	6,394	165,860
Toll Brothers, Inc.	35,025	1,437,776
TopBuild Corp.*	2,053	197,971
TRI Pointe Group, Inc.*	8,520	128,141
Tupperware Brands Corp.	2,962	47,007
Universal Electronics, Inc.*	815	41,484
William Lyon Homes, Class A*	1,976	40,231
ZAGG, Inc.(x)*	1,535	9,624

		3,662,259

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,535	22,710
Duluth Holdings, Inc., Class B(x)*	617	5,232
Groupon, Inc.*	27,493	73,131
Lands’ End, Inc.*	590	6,694
Leaf Group Ltd.*	994	4,175
Liquidity Services, Inc.*	1,796	13,290
Overstock.com, Inc.(x)*	1,662	17,601
PetMed Express, Inc.(x)	1,190	21,444
Quotient Technology, Inc.*	4,558	35,644
RealReal, Inc. (The)(x)*	1,049	23,456
Rubicon Project, Inc. (The)*	3,003	26,156
Shutterstock, Inc.*	1,159	41,863
Stamps.com, Inc.*	996	74,152
Stitch Fix, Inc., Class A(x)*	2,538	48,856
Waitr Holdings, Inc.(x)*	3,013	3,872

		418,276

Leisure Products (0.1%)
Acushnet Holdings Corp.	2,168	57,235
American Outdoor Brands Corp.*	3,322	19,434
Callaway Golf Co.	5,653	109,725
Clarus Corp.	1,303	15,278
Escalade, Inc.	559	6,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	280	$16,397
Malibu Boats, Inc., Class A*	1,263	38,749
Marine Products Corp.	412	5,834
MasterCraft Boat Holdings, Inc.*	1,035	15,447
Sturm Ruger & Co., Inc.(x)	1,014	42,344
Vista Outdoor, Inc.*	3,589	22,216
YETI Holdings, Inc.(x)*	1,865	52,220

		400,966

Multiline Retail (0.0%)
Big Lots, Inc.	2,418	59,241
Dillard’s, Inc., Class A(x)	643	42,509
JC Penney Co., Inc.(x)*	20,428	18,158

		119,908

Specialty Retail (1.4%)
Aaron’s, Inc.	4,091	262,888
Abercrombie & Fitch Co., Class A	4,024	62,774
American Eagle Outfitters, Inc.	9,787	158,745
America’s Car-Mart, Inc.*	388	35,580
Asbury Automotive Group, Inc.*	1,167	119,419
Ascena Retail Group, Inc.(x)*	9,877	2,608
At Home Group, Inc.(x)*	3,032	29,168
Barnes & Noble Education, Inc.*	2,098	6,546
Bed Bath & Beyond, Inc.(x)	7,407	78,810
Boot Barn Holdings, Inc.*	1,701	59,365
Buckle, Inc. (The)(x)	1,747	35,988
Caleres, Inc.	51,958	1,216,337
Camping World Holdings, Inc., Class A(x)	2,072	18,441
Cato Corp. (The), Class A	1,229	21,643
Chico’s FAS, Inc.	7,226	29,121
Children’s Place, Inc. (The)(x)	929	71,524
Citi Trends, Inc.	717	13,121
Conn’s, Inc.*	1,259	31,299
Container Store Group, Inc. (The)*	895	3,956
Designer Brands, Inc., Class A	3,888	66,563
Express, Inc.*	4,082	14,042
GameStop Corp., Class A(x)	5,459	30,134
Genesco, Inc.*	970	38,819
GNC Holdings, Inc., Class A(x)*	4,631	9,910
Group 1 Automotive, Inc.	1,071	98,864
Guess?, Inc.(x)	3,051	56,535
Haverty Furniture Cos., Inc.	1,050	21,283
Hibbett Sports, Inc.*	1,139	26,083
Hudson Ltd., Class A*	2,450	30,061
J. Jill, Inc.(x)	714	1,357
Lithia Motors, Inc., Class A	1,338	177,124
Lumber Liquidators Holdings, Inc.(x)*	1,670	16,483
MarineMax, Inc.*	1,359	21,037
Michaels Cos., Inc. (The)(x)*	5,278	51,672
Monro, Inc.	1,978	156,282
Murphy USA, Inc.*	1,843	157,208
National Vision Holdings, Inc.*	4,666	112,311
Office Depot, Inc.	32,965	57,854
Party City Holdco, Inc.(x)*	3,139	17,924
Rent-A-Center, Inc.	2,955	76,209
RH(x)*	1,005	171,684
RTW RetailWinds, Inc.*	1,568	2,148
Sally Beauty Holdings, Inc.*	7,295	108,622
Shoe Carnival, Inc.(x)	610	19,770
Signet Jewelers Ltd.(x)	3,141	52,643
Sleep Number Corp.*	1,750	72,310
Sonic Automotive, Inc., Class A	1,473	46,267
Sportsman’s Warehouse Holdings, Inc.*	2,254	11,676
Tailored Brands, Inc.(x)	2,812	12,373
Tile Shop Holdings, Inc.	2,301	7,340
Tilly’s, Inc., Class A	1,151	10,865
Winmark Corp.	138	24,342
Zumiez, Inc.*	1,256	39,784

		4,074,912

Textiles, Apparel & Luxury Goods (3.1%)
Carter’s, Inc.	40,016	3,649,859
Centric Brands, Inc.(x)*	948	2,379
Crocs, Inc.*	150,388	4,174,771
Culp, Inc.	630	10,269
Deckers Outdoor Corp.*	1,770	260,827
Delta Apparel, Inc.*	355	8,431
Fossil Group, Inc.(x)*	2,836	35,478
G-III Apparel Group Ltd.*	2,741	70,636
Kontoor Brands, Inc.	2,678	93,998
Movado Group, Inc.	981	24,388
Oxford Industries, Inc.	1,010	72,417
Rocky Brands, Inc.	378	12,561
Steven Madden Ltd.	5,135	183,782
Superior Group of Cos., Inc.	664	10,704
Unifi, Inc.*	21,001	460,342
Vera Bradley, Inc.*	1,302	13,150
Vince Holding Corp.*	177	3,361
Wolverine World Wide, Inc.	5,099	144,098

		9,231,451

Total Consumer Discretionary		31,879,913

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	505	183,860
Celsius Holdings, Inc.(x)*	1,254	4,358
Coca-Cola Consolidated, Inc.	285	86,603
Craft Brew Alliance, Inc.*	776	6,355
MGP Ingredients, Inc.	790	39,247
National Beverage Corp.(x)	730	32,383
New Age Beverages Corp.(x)*	4,155	11,468
Primo Water Corp.(x)*	2,189	26,881

		391,155

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,933	43,357
BJ’s Wholesale Club Holdings, Inc.*	6,778	175,347
Chefs’ Warehouse, Inc. (The)*	1,469	59,230
HF Foods Group, Inc.(x)*	432	7,366
Ingles Markets, Inc., Class A	821	31,904
Natural Grocers by Vitamin Cottage, Inc.*	543	5,425
Performance Food Group Co.*	6,223	286,320
PriceSmart, Inc.	1,358	96,554
Rite Aid Corp.(x)*	3,333	23,164
SpartanNash Co.	2,083	24,642
United Natural Foods, Inc.*	3,168	36,496
Village Super Market, Inc., Class A	503	13,304
Weis Markets, Inc.	608	23,189

		826,298

Food Products (1.8%)
Alico, Inc.	232	7,893
B&G Foods, Inc.(x)	3,934	74,392
Bridgford Foods Corp.(x)*	99	2,987
Calavo Growers, Inc.	986	93,847
Cal-Maine Foods, Inc.	1,921	76,754
Darling Ingredients, Inc.*	9,961	190,554
Dean Foods Co.(x)	5,176	6,004
Farmer Brothers Co.*	608	7,874
Fresh Del Monte Produce, Inc.	1,879	64,093
Freshpet, Inc.*	2,091	104,069
Hostess Brands, Inc.*	7,259	101,517
J&J Snack Foods Corp	911	174,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
John B Sanfilippo & Son, Inc.	495	$47,817
Lancaster Colony Corp.	1,140	158,061
Landec Corp.*	4,497	48,882
Limoneira Co.	898	16,487
Maple Leaf Foods, Inc.	168,071	3,770,291
Sanderson Farms, Inc.	1,206	182,504
Seneca Foods Corp., Class A*	374	11,661
Simply Good Foods Co. (The)*	4,287	124,280
Tootsie Roll Industries, Inc.(x)	1,023	37,994

		5,302,873

Household Products (0.1%)
Central Garden & Pet Co.*	599	17,508
Central Garden & Pet Co., Class A*	2,608	72,307
Oil-Dri Corp. of America	298	10,150
WD-40 Co.	829	152,155

		252,120

Personal Products (0.1%)
Edgewell Personal Care Co.*	3,274	106,372
elf Beauty, Inc.*	1,507	26,388
Inter Parfums, Inc.	1,066	74,588
Lifevantage Corp.*	803	11,001
Medifast, Inc.(x)	688	71,297
Nature’s Sunshine Products, Inc.*	420	3,482
Revlon, Inc., Class A(x)*	477	11,205
USANA Health Sciences, Inc.*	783	53,549
Youngevity International, Inc.(x)*	474	2,119

		360,001

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	6,530	14,758
Pyxus International, Inc.(x)*	464	6,069
Turning Point Brands, Inc.(x)	475	10,953
Universal Corp.	1,490	81,667
Vector Group Ltd.(x)	6,706	79,873

		193,320

Total Consumer Staples		7,325,767

Energy (2.5%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	7,869	78,454
C&J Energy Services, Inc.*	4,034	43,285
Cactus, Inc., Class A*	2,857	82,682
Covia Holdings Corp.(x)*	2,389	4,826
Diamond Offshore Drilling, Inc.(x)*	4,065	22,601
DMC Global, Inc.(x)	878	38,615
Dril-Quip, Inc.*	2,194	110,095
Era Group, Inc.*	1,172	12,376
Exterran Corp.*	1,815	23,704
Forum Energy Technologies, Inc.*	4,532	7,025
Frank’s International NV*	6,595	31,326
FTS International, Inc.*	1,908	4,274
Geospace Technologies Corp.*	760	11,681
Helix Energy Solutions Group, Inc.*	8,644	69,671
Hunting plc	468,819	2,642,384
Independence Contract Drilling, Inc.*	3,393	4,072
Keane Group, Inc.(x)*	3,010	18,241
KLX Energy Services Holdings, Inc.*	1,196	10,339
Liberty Oilfield Services, Inc., Class A(x)	3,233	35,013
Mammoth Energy Services, Inc.	690	1,711
Matrix Service Co.*	1,662	28,487
McDermott International, Inc.*	11,001	22,222
Nabors Industries Ltd.	21,365	39,953
National Energy Services Reunited Corp.*	1,362	9,098
Natural Gas Services Group, Inc.*	30,906	395,906
NCS Multistage Holdings, Inc.*	518	1,036
Newpark Resources, Inc.*	5,465	41,643
Nine Energy Service, Inc.*	913	5,633
Noble Corp. plc*	15,051	19,115
Oceaneering International, Inc.*	6,017	81,530
Oil States International, Inc.*	3,659	48,665
Pacific Drilling SA*	1,714	6,702
Parker Drilling Co.*	535	10,122
ProPetro Holding Corp.*	4,847	44,059
RigNet, Inc.*	828	6,417
RPC, Inc.(x)	3,336	18,715
SEACOR Holdings, Inc.*	1,059	49,847
SEACOR Marine Holdings, Inc.*	1,107	13,915
Seadrill Ltd.(x)*	3,367	7,071
Select Energy Services, Inc., Class A*	3,676	31,834
Smart Sand, Inc.(x)*	1,341	3,795
Solaris Oilfield Infrastructure, Inc., Class A(x)	1,764	23,673
TETRA Technologies, Inc.*	6,540	13,145
Tidewater, Inc.*	2,316	34,995
US Silica Holdings, Inc.(x)	4,363	41,710
US Well Services, Inc.(x)*	1,153	2,525

		4,254,188

Oil, Gas & Consumable Fuels (1.1%)
Abraxas Petroleum Corp.*	8,877	4,505
Altus Midstream Co.(x)*	2,893	8,187
Amplify Energy Corp.	711	4,387
Arch Coal, Inc., Class A(x)	990	73,458
Ardmore Shipping Corp.*	2,009	13,440
Berry Petroleum Corp.	3,917	36,663
Bonanza Creek Energy, Inc.*	1,087	24,338
Brigham Minerals, Inc., Class A(x)	924	18,388
California Resources Corp.(x)*	2,986	30,457
Callon Petroleum Co.(x)*	13,969	60,625
Carrizo Oil & Gas, Inc.*	5,401	46,368
Chaparral Energy, Inc., Class A(x)*	1,784	2,391
Clean Energy Fuels Corp.*	8,412	17,371
CNX Resources Corp.*	11,326	82,227
Comstock Resources, Inc.(x)*	865	6,738
CONSOL Energy, Inc.*	1,709	26,712
Contura Energy, Inc.*	1,169	32,685
Crescent Point Energy Corp.	166,900	713,027
CVR Energy, Inc.	1,803	79,386
Delek US Holdings, Inc.	4,562	165,601
Denbury Resources, Inc.*	28,061	33,393
DHT Holdings, Inc.	5,202	31,992
Diamond S Shipping, Inc.*	1,262	13,907
Dorian LPG Ltd.*	1,597	16,545
Earthstone Energy, Inc., Class A*	1,120	3,640
Energy Fuels, Inc.(x)*	5,091	9,826
Evolution Petroleum Corp.	1,561	9,116
Extraction Oil & Gas, Inc.(x)*	5,142	15,118
Falcon Minerals Corp.(x)	2,216	12,742
GasLog Ltd.	2,506	32,202
Golar LNG Ltd.	5,775	75,017
Goodrich Petroleum Corp.*	431	4,582
Green Plains, Inc.	2,309	24,464
Gulfport Energy Corp.*	9,867	26,740
Hallador Energy Co.	1,168	4,228
HighPoint Resources Corp.*	6,452	10,259
International Seaways, Inc.*	1,448	27,888
Isramco, Inc.*	39	4,785
Jagged Peak Energy, Inc.(x)*	4,144	30,085
Laredo Petroleum, Inc.*	11,183	26,951
Magnolia Oil & Gas Corp., Class A*	6,160	68,376
Matador Resources Co.*	6,749	111,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Montage Resources Corp.(x)*	1,229	$4,646
NACCO Industries, Inc., Class A	221	14,124
NextDecade Corp.*	656	3,779
Nordic American Tankers Ltd.(x)	8,928	19,284
Northern Oil and Gas, Inc.(x)*	17,695	34,682
Oasis Petroleum, Inc.*	19,425	67,211
Overseas Shipholding Group, Inc., Class A*	4,505	7,884
Panhandle Oil and Gas, Inc., Class A	876	12,246
Par Pacific Holdings, Inc.*	2,097	47,937
PDC Energy, Inc.*	3,813	105,811
Peabody Energy Corp.	4,163	61,279
Penn Virginia Corp.*	856	24,884
PrimeEnergy Resources Corp.(x)*	30	3,450
QEP Resources, Inc.	14,529	53,757
Renewable Energy Group, Inc.(x)*	2,309	34,647
REX American Resources Corp.*	346	26,410
Ring Energy, Inc.*	3,225	5,289
Roan Resources, Inc.(x)*	2,049	2,520
Rosehill Resources, Inc.*	599	1,168
SandRidge Energy, Inc.*	1,748	8,216
Scorpio Tankers, Inc.	2,600	77,376
SemGroup Corp., Class A	4,853	79,298
Ship Finance International Ltd.	5,110	71,744
SilverBow Resources, Inc.*	436	4,225
SM Energy Co.	6,839	66,270
Southwestern Energy Co.(x)*	33,024	63,736
SRC Energy, Inc.*	14,753	68,749
Talos Energy, Inc.*	1,156	23,501
Teekay Corp.	3,871	15,484
Teekay Tankers Ltd., Class A*	10,939	14,221
Tellurian, Inc.(x)*	5,839	48,551
Unit Corp.*	3,051	10,312
Uranium Energy Corp.(x)*	10,218	9,962
W&T Offshore, Inc.(x)*	5,836	25,503
Whiting Petroleum Corp.(x)*	5,541	44,494
World Fuel Services Corp.	3,919	156,525

		3,359,546

Total Energy		7,613,734

Financials (19.1%)
Banks (10.9%)
1st Constitution Bancorp	431	8,081
1st Source Corp.	950	43,444
ACNB Corp.	393	13,480
Allegiance Bancshares, Inc.*	1,220	39,150
Amalgamated Bank, Class A	777	12,448
Amerant Bancorp, Inc.(x)*	1,111	23,298
American National Bankshares, Inc.	694	24,616
Ameris Bancorp	3,712	149,371
Ames National Corp.	510	14,591
Arrow Financial Corp.	818	27,307
Atlantic Capital Bancshares, Inc.*	1,417	24,571
Atlantic Union Bankshares Corp.	24,896	927,252
Banc of California, Inc.	2,778	39,281
BancFirst Corp.	1,155	64,010
Bancorp, Inc. (The)*	3,071	30,403
BancorpSouth Bank	5,859	173,485
Bank First Corp.(x)	332	21,972
Bank of Commerce Holdings	924	10,062
Bank of Marin Bancorp	827	34,312
Bank of NT Butterfield & Son Ltd. (The)	3,310	98,108
Bank of Princeton (The)	312	9,067
Bank7 Corp.	212	3,986
BankFinancial Corp.	801	9,532
Bankwell Financial Group, Inc.	446	12,265
Banner Corp.	1,955	109,812
Bar Harbor Bankshares	924	23,035
Baycom Corp.*	580	13,172
BCB Bancorp, Inc.	805	10,336
Berkshire Hills Bancorp, Inc.	2,828	82,832
Boston Private Financial Holdings, Inc.	4,719	55,000
Bridge Bancorp, Inc.	1,072	31,688
Brookline Bancorp, Inc.	4,472	65,873
Bryn Mawr Bank Corp.	55,672	2,032,585
Business First Bancshares, Inc.	717	17,495
Byline Bancorp, Inc.*	1,487	26,588
C&F Financial Corp.	197	10,374
Cadence Bancorp	7,638	133,971
Cambridge Bancorp(x)	277	20,778
Camden National Corp.	986	42,714
Capital Bancorp, Inc.*	398	5,421
Capital City Bank Group, Inc.	871	23,909
Capstar Financial Holdings, Inc.	839	13,911
Carolina Financial Corp.	1,338	47,553
Carter Bank & Trust*	1,429	26,994
Cathay General Bancorp	4,720	163,949
CBTX, Inc.	1,135	31,644
CenterState Bank Corp.	39,155	939,133
Central Pacific Financial Corp.	1,462	41,521
Central Valley Community Bancorp	767	15,608
Century Bancorp, Inc., Class A	179	15,680
Chemung Financial Corp.	243	10,206
Citizens & Northern Corp.	689	18,107
City Holding Co.	973	74,191
Civista Bancshares, Inc.	881	19,144
CNB Financial Corp.	900	25,830
Coastal Financial Corp.*	446	6,739
Codorus Valley Bancorp, Inc.	536	12,467
Colony Bankcorp, Inc.	427	6,554
Columbia Banking System, Inc.	107,318	3,960,034
Community Bank System, Inc.	2,868	176,927
Community Bankers Trust Corp.	1,280	11,008
Community Financial Corp. (The)	281	9,405
Community Trust Bancorp, Inc.	989	42,112
ConnectOne Bancorp, Inc.	2,073	46,021
CrossFirst Bankshares, Inc.(x)*	399	5,708
Customers Bancorp, Inc.*	1,635	33,910
CVB Financial Corp.	8,172	170,550
DNB Financial Corp.	200	8,902
Eagle Bancorp, Inc.	2,036	90,846
Enterprise Bancorp, Inc.	546	16,369
Enterprise Financial Services Corp.	1,533	62,470
Equity Bancshares, Inc., Class A*	868	23,271
Esquire Financial Holdings, Inc.*	366	9,077
Evans Bancorp, Inc.	281	10,509
Farmers & Merchants Bancorp, Inc.	579	15,031
Farmers National Banc Corp.	1,486	21,517
FB Financial Corp.	1,057	39,690
Fidelity D&D Bancorp, Inc.	159	9,898
Financial Institutions, Inc.	994	29,999
First Bancorp (Nasdaq Stock Exchange)	1,858	66,702
First Bancorp (Quotrix Stock Exchange)	12,981	129,550
First Bancorp, Inc.	677	18,611
First Bancshares, Inc. (The)	1,032	33,334
First Bank	927	10,039
First Busey Corp.	3,271	82,691
First Business Financial Services, Inc.	480	11,558
First Capital, Inc.(x)	186	10,756
First Choice Bancorp	579	12,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	5,664	$75,218
First Community Bankshares, Inc.	986	31,917
First Financial Bancorp	5,693	139,336
First Financial Bankshares, Inc.	7,877	262,540
First Financial Corp.	841	36,558
First Financial Northwest, Inc.	529	7,819
First Foundation, Inc.	2,402	36,691
First Guaranty Bancshares, Inc.	253	5,601
First Horizon National Corp.	222,600	3,606,120
First Internet Bancorp	562	12,032
First Interstate BancSystem, Inc., Class A	2,310	92,954
First Merchants Corp.	3,341	125,739
First Mid Bancshares, Inc.	924	31,989
First Midwest Bancorp, Inc.	5,965	116,198
First Northwest Bancorp	672	11,639
First of Long Island Corp. (The)	74,904	1,704,066
Flushing Financial Corp.	1,692	34,187
FNCB Bancorp, Inc.	983	7,677
Franklin Financial Network, Inc.	820	24,772
Franklin Financial Services Corp.	241	8,568
Fulton Financial Corp.	9,876	159,794
FVCBankcorp, Inc.*	697	12,239
German American Bancorp, Inc.	35,734	1,145,275
Glacier Bancorp, Inc.	35,829	1,449,641
Great Southern Bancorp, Inc.	710	40,435
Great Western Bancorp, Inc.	3,135	103,455
Guaranty Bancshares, Inc.	473	14,469
Hancock Whitney Corp.	5,483	209,972
Hanmi Financial Corp.	1,613	30,292
HarborOne Bancorp, Inc.*	1,506	15,158
Hawthorn Bancshares, Inc.	325	7,745
Heartland Financial USA, Inc.	2,112	94,491
Heritage Commerce Corp.	2,686	31,574
Heritage Financial Corp.	2,216	59,743
Hilltop Holdings, Inc.	4,412	105,403
Home BancShares, Inc.	9,520	178,928
HomeTrust Bancshares, Inc.	944	24,610
Hope Bancorp, Inc.	7,294	104,596
Horizon Bancorp, Inc.	2,348	40,761
Howard Bancorp, Inc.*	723	12,067
IBERIABANK Corp.	3,171	239,537
Independent Bank Corp.	1,314	28,008
Independent Bank Corp./MA	2,008	149,897
Independent Bank Group, Inc.	2,166	113,953
International Bancshares Corp.	3,405	131,501
Investar Holding Corp.	604	14,375
Investors Bancorp, Inc.	14,039	159,483
Lakeland Bancorp, Inc.	3,120	48,142
Lakeland Financial Corp.	58,098	2,555,150
LCNB Corp.	717	12,720
LegacyTexas Financial Group, Inc.	2,911	126,716
Level One Bancorp, Inc.	291	7,019
Live Oak Bancshares, Inc.	1,575	28,508
Macatawa Bank Corp.	1,606	16,686
Mackinac Financial Corp.	529	8,178
MainStreet Bancshares, Inc.*	408	8,588
Malvern Bancorp, Inc.*	505	11,024
Mercantile Bank Corp.	1,024	33,587
Metropolitan Bank Holding Corp.*	403	15,850
Mid Penn Bancorp, Inc.	396	10,149
Midland States Bancorp, Inc.	1,385	36,079
MidWestOne Financial Group, Inc.	687	20,967
MutualFirst Financial, Inc.	393	12,387
MVB Financial Corp.	542	10,759
National Bank Holdings Corp., Class A	1,832	62,636
National Bankshares, Inc.	370	14,819
NBT Bancorp, Inc.	2,452	89,719
Nicolet Bankshares, Inc.*	509	33,884
Northeast Bank	384	8,513
Northrim Bancorp, Inc.	408	16,185
Norwood Financial Corp.	351	11,095
Oak Valley Bancorp	404	6,775
OFG Bancorp	3,081	67,474
Ohio Valley Banc Corp.	244	8,904
Old Line Bancshares, Inc.	953	27,647
Old National Bancorp	10,405	179,018
Old Second Bancorp, Inc.	1,744	21,312
Opus Bank	1,374	29,912
Origin Bancorp, Inc.	1,191	40,184
Orrstown Financial Services, Inc.	588	12,877
Pacific Mercantile Bancorp*	1,117	8,389
Pacific Premier Bancorp, Inc.	3,592	112,034
Park National Corp.	806	76,417
Parke Bancorp, Inc.	517	11,488
PCB Bancorp	711	11,696
Peapack Gladstone Financial Corp.	1,191	33,384
Penns Woods Bancorp, Inc.	316	14,615
Peoples Bancorp of North Carolina, Inc.	278	8,259
Peoples Bancorp, Inc.	32,735	1,041,300
Peoples Financial Services Corp.	429	19,429
People’s Utah Bancorp	985	27,866
Preferred Bank	849	44,471
Premier Financial Bancorp, Inc.	855	14,680
QCR Holdings, Inc.	915	34,752
RBB Bancorp	932	18,351
Red River Bancshares, Inc.*	40	1,735
Reliant Bancorp, Inc.	661	15,851
Renasant Corp.	3,536	123,795
Republic Bancorp, Inc., Class A	606	26,331
Republic First Bancorp, Inc.*	2,438	10,240
Richmond Mutual Bancorporation, Inc.(x)*	789	11,038
S&T Bancorp, Inc.	1,955	71,416
Sandy Spring Bancorp, Inc.	2,182	73,555
SB One Bancorp	470	10,603
Seacoast Banking Corp. of Florida*	3,053	77,271
Select Bancorp, Inc.*	873	10,127
ServisFirst Bancshares, Inc.	2,929	97,096
Shore Bancshares, Inc.	753	11,604
Sierra Bancorp	924	24,541
Simmons First National Corp., Class A	5,490	136,701
SmartFinancial, Inc.*	731	15,227
South Plains Financial, Inc.	196	3,195
South State Corp.	2,058	154,967
Southern First Bancshares, Inc.*	401	15,980
Southern National Bancorp of Virginia, Inc.	1,132	17,421
Southside Bancshares, Inc.	1,884	64,263
Spirit of Texas Bancshares, Inc.*	818	17,628
Stock Yards Bancorp, Inc.	1,219	44,725
Summit Financial Group, Inc.	665	17,024
TCF Financial Corp.	37,834	1,440,340
Tompkins Financial Corp.	883	71,638
Towne Bank	4,124	114,668
TriCo Bancshares	1,675	60,803
TriState Capital Holdings, Inc.*	1,362	28,656
Triumph Bancorp, Inc.*	1,414	45,092
Trustmark Corp.	3,890	132,688
UMB Financial Corp.	2,699	174,301
Union Bankshares, Inc.	232	7,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Bankshares, Inc.	5,902	$223,509
United Community Banks, Inc.	4,352	123,379
United Security Bancshares	771	8,111
Unity Bancorp, Inc.	453	10,034
Univest Financial Corp.	1,806	46,071
Valley National Bancorp	19,776	214,965
Veritex Holdings, Inc.	3,200	77,648
Washington Trust Bancorp, Inc.	26,097	1,260,746
WesBanco, Inc.	3,236	120,929
West Bancorporation, Inc.	1,035	22,501
Westamerica Bancorp	1,576	97,996

		32,611,093

Capital Markets (0.6%)
Ares Management Corp.	4,069	109,090
Artisan Partners Asset Management, Inc., Class A	3,021	85,313
Assetmark Financial Holdings, Inc.*	827	21,543
Associated Capital Group, Inc., Class A	145	5,161
B. Riley Financial, Inc.	1,251	29,549
Blucora, Inc.*	2,915	63,081
Brightsphere Investment Group, Inc.	4,208	41,701
Cohen & Steers, Inc.	1,380	75,803
Cowen, Inc., Class A(x)*	1,763	27,133
Diamond Hill Investment Group, Inc.	199	27,488
Donnelley Financial Solutions, Inc.*	1,849	22,780
Federated Investors, Inc., Class B	5,823	188,723
Focus Financial Partners, Inc., Class A*	1,841	43,816
GAIN Capital Holdings, Inc.(x)	1,174	6,199
GAMCO Investors, Inc., Class A	302	5,904
Greenhill & Co., Inc.	1,007	13,212
Hamilton Lane, Inc., Class A	1,321	75,244
Houlihan Lokey, Inc.	6,796	306,500
INTL. FCStone, Inc.*	980	40,239
Ladenburg Thalmann Financial Services, Inc.	6,823	16,170
Moelis & Co., Class A	2,872	94,345
Oppenheimer Holdings, Inc., Class A	616	18,517
Piper Jaffray Cos.	848	64,007
PJT Partners, Inc., Class A	1,406	57,224
Pzena Investment Management, Inc., Class A	1,070	9,544
Safeguard Scientifics, Inc.*	1,130	12,814
Sculptor Capital Management, Inc.	968	18,857
Siebert Financial Corp.(x)*	369	3,395
Silvercrest Asset Management Group, Inc., Class A	492	6,052
Stifel Financial Corp.	4,109	235,774
Value Line, Inc.	76	1,729
Virtus Investment Partners, Inc.	410	45,334
Waddell & Reed Financial, Inc., Class A(x)	4,383	75,300
Westwood Holdings Group, Inc.	484	13,392
WisdomTree Investments, Inc.	8,113	42,390

		1,903,323

Consumer Finance (0.3%)
Curo Group Holdings Corp.(x)*	999	13,267
Elevate Credit, Inc.*	1,202	5,060
Encore Capital Group, Inc.(x)*	1,869	62,284
Enova International, Inc.*	1,991	41,313
EZCORP, Inc., Class A(x)*	3,157	20,379
FirstCash, Inc.	2,562	234,859
Green Dot Corp., Class A*	2,939	74,210
LendingClub Corp.*	4,001	52,333
Medallion Financial Corp.(x)*	1,185	7,584
Nelnet, Inc., Class A	1,099	69,896
PRA Group, Inc.*	2,723	92,010
Regional Management Corp.*	516	14,531
World Acceptance Corp.*	380	48,454

		736,180

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,895	37,786
Cannae Holdings, Inc.*	4,106	112,792
FGL Holdings	8,982	71,676
Marlin Business Services Corp.	581	14,635
On Deck Capital, Inc.*	3,818	12,829

		249,718

Insurance (5.5%)
Ambac Financial Group, Inc.*	2,776	54,271
American Equity Investment Life Holding Co.	5,092	123,226
AMERISAFE, Inc.	1,037	68,556
Argo Group International Holdings Ltd.	2,013	141,393
Citizens, Inc.(x)*	3,175	21,812
CNO Financial Group, Inc.	9,485	150,148
Crawford & Co., Class A	950	10,336
Donegal Group, Inc., Class A	807	11,831
eHealth, Inc.*	1,353	90,367
Employers Holdings, Inc.	1,749	76,221
Enstar Group Ltd.*	716	135,983
FBL Financial Group, Inc., Class A	619	36,837
FedNat Holding Co.	663	9,275
Genworth Financial, Inc., Class A*	30,640	134,816
Global Indemnity Ltd.	518	12,934
Goosehead Insurance, Inc., Class A(x)	700	34,545
Greenlight Capital Re Ltd., Class A(x)*	1,919	20,149
Hallmark Financial Services, Inc.*	915	17,504
Hanover Insurance Group, Inc. (The)	34,800	4,716,792
HCI Group, Inc.	416	17,489
Health Insurance Innovations, Inc., Class A(x)*	773	19,271
Heritage Insurance Holdings, Inc.	1,710	25,564
Horace Mann Educators Corp.	105,091	4,868,866
Independence Holding Co.	286	11,037
Investors Title Co.	87	13,929
James River Group Holdings Ltd.	1,616	82,804
Kinsale Capital Group, Inc.	1,241	128,208
MBIA, Inc.*	4,839	44,664
National General Holdings Corp.	4,111	94,635
National Western Life Group, Inc., Class A	142	38,109
NI Holdings, Inc.*	634	10,867
Old Republic International Corp.	183,200	4,318,024
Palomar Holdings, Inc.(x)*	358	14,112
ProAssurance Corp.	2,876	115,817
ProSight Global, Inc.*	547	10,590
Protective Insurance Corp., Class B	553	9,650
RLI Corp.	2,447	227,351
Safety Insurance Group, Inc.	893	90,488
Selective Insurance Group, Inc.	3,395	255,270
State Auto Financial Corp.	1,129	36,568
Stewart Information Services Corp.	1,325	51,397
Third Point Reinsurance Ltd.*	4,752	47,472
Tiptree, Inc.	1,537	11,189
Trupanion, Inc.(x)*	1,735	44,104
United Fire Group, Inc.	1,303	61,215
United Insurance Holdings Corp.	1,251	17,501
Universal Insurance Holdings, Inc.	1,857	55,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Watford Holdings Ltd.(x)*	1,326	$35,736

		16,624,614

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	1,869	28,315
Anworth Mortgage Asset Corp. (REIT)	5,795	19,124
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,243	177,188
Ares Commercial Real Estate Corp. (REIT)	1,699	25,876
Arlington Asset Investment Corp. (REIT), Class A(x)	2,072	11,375
ARMOUR Residential REIT, Inc. (REIT)	3,670	61,473
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,587	271,994
Capstead Mortgage Corp. (REIT)	5,681	41,755
Cherry Hill Mortgage Investment Corp. (REIT)	901	11,803
Colony Credit Real Estate, Inc. (REIT)	4,944	71,490
Dynex Capital, Inc. (REIT)	1,377	20,352
Ellington Financial, Inc. (REIT)	1,860	33,610
Exantas Capital Corp. (REIT)	1,881	21,387
Granite Point Mortgage Trust, Inc. (REIT)	3,293	61,711
Great Ajax Corp. (REIT)	922	14,291
Invesco Mortgage Capital, Inc. (REIT)	8,728	133,626
KKR Real Estate Finance Trust, Inc. (REIT)	1,611	31,463
Ladder Capital Corp. (REIT)	6,227	107,540
New York Mortgage Trust, Inc. (REIT)	14,235	86,691
Orchid Island Capital, Inc. (REIT)(x)	3,847	22,120
PennyMac Mortgage Investment Trust (REIT)‡	5,262	116,974
Ready Capital Corp. (REIT)	1,957	31,155
Redwood Trust, Inc. (REIT)	5,792	95,047
TPG RE Finance Trust, Inc. (REIT)	3,065	60,810
Western Asset Mortgage Capital Corp. (REIT)	3,158	30,475

		1,587,645

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	3,496	96,664
Bridgewater Bancshares, Inc.*	1,373	16,394
Capitol Federal Financial, Inc.	8,103	111,659
Columbia Financial, Inc.*	3,244	51,223
Dime Community Bancshares, Inc.	1,954	41,835
Entegra Financial Corp.*	309	9,282
ESSA Bancorp, Inc.	543	8,916
Essent Group Ltd.	5,834	278,107
Federal Agricultural Mortgage Corp., Class C	552	45,076
First Defiance Financial Corp.	1,172	33,947
Flagstar Bancorp, Inc.	1,781	66,520
FS Bancorp, Inc.	230	12,075
Greene County Bancorp, Inc.	158	4,329
Hingham Institution for Savings	80	15,120
Home Bancorp, Inc.	501	19,534
HomeStreet, Inc.*	1,308	35,735
Kearny Financial Corp.	4,982	64,965
Luther Burbank Corp.	1,154	13,075
Merchants Bancorp	495	8,187
Meridian Bancorp, Inc.	2,974	55,763
Meta Financial Group, Inc.	2,145	69,948
MMA Capital Holdings, Inc.*	281	8,430
Mr Cooper Group, Inc.(x)*	4,617	49,033
NMI Holdings, Inc., Class A*	3,984	104,620
Northfield Bancorp, Inc.	2,535	40,712
Northwest Bancshares, Inc.	5,892	96,570
OceanFirst Financial Corp.	3,118	73,585
Ocwen Financial Corp.*	7,735	14,542
OP Bancorp	745	7,286
Oritani Financial Corp.	2,478	43,848
PCSB Financial Corp.	946	18,911
PDL Community Bancorp*	441	6,200
PennyMac Financial Services, Inc.*‡	1,023	31,079
Pioneer Bancorp, Inc.*	663	8,281
Provident Bancorp, Inc.*	253	6,080
Provident Financial Holdings, Inc.	336	6,972
Provident Financial Services, Inc.	3,734	91,595
Prudential Bancorp, Inc.	482	8,199
Radian Group, Inc.	12,426	283,810
Riverview Bancorp, Inc.	1,161	8,568
Southern Missouri Bancorp, Inc.	452	16,466
Sterling Bancorp, Inc.	1,005	9,809
Territorial Bancorp, Inc.	519	14,833
Timberland Bancorp, Inc.	426	11,715
TrustCo Bank Corp.	110,560	901,064
United Community Financial Corp.	2,786	30,033
United Financial Bancorp, Inc.	3,126	42,607
Walker & Dunlop, Inc.	1,678	93,851
Washington Federal, Inc.	4,806	177,774
Waterstone Financial, Inc.	1,452	24,945
Western New England Bancorp, Inc.	1,448	13,799
WSFS Financial Corp.	3,201	141,164

		3,444,735

Total Financials		57,157,308

Health Care (6.3%)
Biotechnology (2.7%)
Abeona Therapeutics, Inc.(x)*	1,743	3,939
ACADIA Pharmaceuticals, Inc.*	6,392	230,048
Acceleron Pharma, Inc.*	2,744	108,415
Achillion Pharmaceuticals, Inc.*	8,008	28,829
Acorda Therapeutics, Inc.*	2,485	7,132
Adamas Pharmaceuticals, Inc.*	1,243	6,358
ADMA Biologics, Inc.*	3,057	13,604
Aduro Biotech, Inc.*	3,626	3,844
Adverum Biotechnologies, Inc.(x)*	3,288	17,920
Aeglea BioTherapeutics, Inc.*	1,503	11,558
Affimed NV(x)*	3,459	10,169
Agenus, Inc.*	6,009	15,503
AgeX Therapeutics, Inc.(x)*	1,222	2,395
Aimmune Therapeutics, Inc.(x)*	2,734	57,250
Akcea Therapeutics, Inc.(x)*	716	11,019
Akebia Therapeutics, Inc.*	7,436	29,149
Akero Therapeutics, Inc.*	287	6,529
Albireo Pharma, Inc.*	593	11,860
Alder Biopharmaceuticals, Inc.(x)*	4,497	84,813
Aldeyra Therapeutics, Inc.(x)*	1,234	6,503
Alector, Inc.*	1,840	26,533
Allakos, Inc.(x)*	1,183	93,019
Allogene Therapeutics, Inc.(x)*	2,360	64,322
AMAG Pharmaceuticals, Inc.(x)*	2,025	23,389
Amicus Therapeutics, Inc.*	15,542	124,647
AnaptysBio, Inc.*	1,497	52,380
Anavex Life Sciences Corp.(x)*	2,465	7,789
Anika Therapeutics, Inc.*	817	44,845
Apellis Pharmaceuticals, Inc.*	2,934	70,680
Arcus Biosciences, Inc.*	1,811	16,480
Ardelyx, Inc.*	2,709	12,732
Arena Pharmaceuticals, Inc.*	3,033	138,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ArQule, Inc.*	6,815	$48,864
Arrowhead Pharmaceuticals, Inc.(x)*	5,656	159,386
Assembly Biosciences, Inc.*	1,299	12,769
Atara Biotherapeutics, Inc.*	3,127	44,153
Athenex, Inc.(x)*	4,148	50,460
Athersys, Inc.(x)*	7,353	9,779
Atreca, Inc., Class A(x)*	391	4,786
Audentes Therapeutics, Inc.*	2,664	74,832
Avid Bioservices, Inc.(x)*	3,219	17,061
Avrobio, Inc.*	1,252	17,678
Beyondspring, Inc.(x)*	615	11,132
BioCryst Pharmaceuticals, Inc.*	6,253	17,915
Biohaven Pharmaceutical Holding Co. Ltd.*	2,376	99,127
BioSpecifics Technologies Corp.*	352	18,839
Bioxcel Therapeutics, Inc.(x)*	346	2,436
Blueprint Medicines Corp.*	2,964	217,765
Bridgebio Pharma, Inc.(x)*	1,357	29,135
Calithera Biosciences, Inc.*	2,866	8,856
Calyxt, Inc.(x)*	536	3,023
CareDx, Inc.*	2,496	56,435
CASI Pharmaceuticals, Inc.(x)*	2,802	9,359
Castle Biosciences, Inc.*	222	4,016
Catalyst Pharmaceuticals, Inc.*	5,937	31,525
Celcuity, Inc.*	315	5,349
Cellular Biomedicine Group, Inc.*	678	10,075
CEL-SCI Corp.(x)*	1,514	13,535
Checkpoint Therapeutics, Inc.(x)*	1,324	3,297
ChemoCentryx, Inc.*	2,340	15,865
Chimerix, Inc.*	2,753	6,470
Clovis Oncology, Inc.(x)*	3,074	12,081
Coherus Biosciences, Inc.(x)*	3,764	76,259
Concert Pharmaceuticals, Inc.*	1,203	7,074
Constellation Pharmaceuticals, Inc.*	856	5,530
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,409	16,602
Cortexyme, Inc.(x)*	166	4,138
Crinetics Pharmaceuticals, Inc.(x)*	634	9,535
Cue Biopharma, Inc.(x)*	995	8,388
Cyclerion Therapeutics, Inc.*	1,356	16,435
Cytokinetics, Inc.*	3,345	38,066
CytomX Therapeutics, Inc.*	2,835	20,922
Deciphera Pharmaceuticals, Inc.*	1,152	39,099
Denali Therapeutics, Inc.(x)*	2,922	44,765
Dicerna Pharmaceuticals, Inc.*	3,170	45,521
Dynavax Technologies Corp.(x)*	5,062	18,097
Eagle Pharmaceuticals, Inc.*	553	31,283
Editas Medicine, Inc.(x)*	3,026	68,811
Eidos Therapeutics, Inc.(x)*	636	22,877
Eiger BioPharmaceuticals, Inc.(x)*	1,346	13,796
Emergent BioSolutions, Inc.*	2,775	145,077
Enanta Pharmaceuticals, Inc.*	1,049	63,024
Epizyme, Inc.*	4,725	48,738
Esperion Therapeutics, Inc.*	1,520	55,723
Evelo Biosciences, Inc.(x)*	754	4,599
Fate Therapeutics, Inc.*	3,182	49,416
FibroGen, Inc.*	4,708	174,102
Five Prime Therapeutics, Inc.*	1,864	7,223
Flexion Therapeutics, Inc.(x)*	1,907	26,135
Forty Seven, Inc.*	1,350	8,667
G1 Therapeutics, Inc.*	2,061	46,950
Galectin Therapeutics, Inc.*	1,852	6,797
Genomic Health, Inc.*	1,632	110,682
Geron Corp.(x)*	9,934	13,212
Global Blood Therapeutics, Inc.*	3,519	170,742
GlycoMimetics, Inc.*	2,173	9,366
Gossamer Bio, Inc.*	2,605	43,738
Gritstone Oncology, Inc.(x)*	1,431	12,357
Halozyme Therapeutics, Inc.*	8,864	137,481
Harpoon Therapeutics, Inc.*	341	4,658
Heron Therapeutics, Inc.(x)*	4,501	83,268
Homology Medicines, Inc.*	1,396	25,268
ImmunoGen, Inc.*	9,096	22,012
Immunomedics, Inc.(x)*	10,618	140,795
Inovio Pharmaceuticals, Inc.(x)*	5,270	10,803
Insmed, Inc.*	5,409	95,415
Intellia Therapeutics, Inc.(x)*	2,238	29,877
Intercept Pharmaceuticals, Inc.*	1,508	100,071
Intrexon Corp.(x)*	4,243	24,270
Invitae Corp.*	5,249	101,148
Iovance Biotherapeutics, Inc.*	6,945	126,399
Ironwood Pharmaceuticals, Inc.*	9,361	80,364
Jounce Therapeutics, Inc.*	777	2,587
Kadmon Holdings, Inc.(x)*	7,477	18,842
KalVista Pharmaceuticals, Inc.*	670	7,772
Karuna Therapeutics, Inc.*	275	4,488
Karyopharm Therapeutics, Inc.(x)*	3,619	34,815
Kezar Life Sciences, Inc.*	893	2,929
Kindred Biosciences, Inc.*	2,127	14,570
Kiniksa Pharmaceuticals Ltd., Class A*	801	6,817
Kodiak Sciences, Inc.*	1,354	19,471
Krystal Biotech, Inc.(x)*	638	22,155
Kura Oncology, Inc.*	2,085	31,629
La Jolla Pharmaceutical Co.(x)*	1,213	10,674
Lexicon Pharmaceuticals, Inc.(x)*	2,455	7,390
Ligand Pharmaceuticals, Inc.(x)*	1,126	112,082
Lineage Cell Therapeutics, Inc.(x)*	7,132	6,989
LogicBio Therapeutics, Inc.*	571	6,173
MacroGenics, Inc.*	2,916	37,208
Madrigal Pharmaceuticals, Inc.(x)*	479	41,299
Magenta Therapeutics, Inc.(x)*	1,118	11,471
MannKind Corp.(x)*	11,949	14,936
Marker Therapeutics, Inc.(x)*	1,556	7,951
Medicines Co. (The)(x)*	4,590	229,500
MediciNova, Inc.(x)*	2,364	18,806
MEI Pharma, Inc.*	3,914	6,576
MeiraGTx Holdings plc*	897	14,307
Mersana Therapeutics, Inc.*	2,063	3,260
Millendo Therapeutics, Inc.(x)*	539	3,832
Minerva Neurosciences, Inc.*	1,844	14,291
Mirati Therapeutics, Inc.*	1,654	128,863
Molecular Templates, Inc.*	978	6,445
Momenta Pharmaceuticals, Inc.*	6,001	77,773
Morphic Holding, Inc.(x)*	297	5,379
Mustang Bio, Inc.*	1,599	5,213
Myriad Genetics, Inc.*	4,250	121,677
Natera, Inc.*	3,387	111,094
Neon Therapeutics, Inc.*	1,161	1,997
NextCure, Inc.*	166	5,121
Novavax, Inc.(x)*	1,348	6,767
Oncocyte Corp.(x)*	1,234	2,591
OPKO Health, Inc.(x)*	20,810	43,493
Organogenesis Holdings, Inc.(x)*	605	3,975
Palatin Technologies, Inc.*	12,549	11,405
PDL BioPharma, Inc.*	6,843	14,781
Pfenex, Inc.*	1,781	15,032
PhaseBio Pharmaceuticals, Inc.(x)*	788	3,286
Pieris Pharmaceuticals, Inc.*	2,929	9,988
PolarityTE, Inc.(x)*	806	2,603
Portola Pharmaceuticals, Inc.*	4,539	121,736
Precision BioSciences, Inc.(x)*	526	4,413
Prevail Therapeutics, Inc.*	445	5,465
Principia Biopharma, Inc.*	839	23,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Progenics Pharmaceuticals, Inc.*	4,969	$25,118
Protagonist Therapeutics, Inc.*	871	10,461
Prothena Corp. plc*	2,297	18,008
PTC Therapeutics, Inc.*	3,479	117,660
Puma Biotechnology, Inc.*	1,767	19,022
Ra Pharmaceuticals, Inc.*	2,114	49,996
Radius Health, Inc.*	2,777	71,508
Recro Pharma, Inc.*	1,105	12,243
REGENXBIO, Inc.*	2,029	72,232
Repligen Corp.*	3,143	241,037
Replimune Group, Inc.*	756	10,508
Retrophin, Inc.*	2,572	29,809
Rhythm Pharmaceuticals, Inc.*	1,448	31,262
Rigel Pharmaceuticals, Inc.*	10,542	19,714
Rocket Pharmaceuticals, Inc.(x)*	1,708	19,898
Rubius Therapeutics, Inc.(x)*	2,007	15,755
Sangamo Therapeutics, Inc.*	6,971	63,088
Savara, Inc.*	1,684	4,463
Scholar Rock Holding Corp.(x)*	890	7,965
Seres Therapeutics, Inc.*	2,216	8,886
Solid Biosciences, Inc.(x)*	1,096	11,333
Sorrento Therapeutics, Inc.(x)*	6,718	14,377
Spark Therapeutics, Inc.*	2,082	201,912
Spectrum Pharmaceuticals, Inc.*	6,866	56,953
Spero Therapeutics, Inc.*	588	6,233
Stemline Therapeutics, Inc.(x)*	2,473	25,744
Stoke Therapeutics, Inc.*	550	11,820
Sutro Biopharma, Inc.*	625	5,681
Syndax Pharmaceuticals, Inc.*	1,154	8,620
Synlogic, Inc.*	863	1,976
Synthorx, Inc.(x)*	581	9,453
Syros Pharmaceuticals, Inc.*	1,990	20,656
TCR2 Therapeutics, Inc.(x)*	712	10,701
TG Therapeutics, Inc.(x)*	4,868	27,334
Tocagen, Inc.(x)*	1,219	807
Translate Bio, Inc.*	1,908	18,908
Turning Point Therapeutics, Inc.*	381	14,326
Twist Bioscience Corp.*	1,304	31,140
Tyme Technologies, Inc.(x)*	5,758	6,852
Ultragenyx Pharmaceutical, Inc.*	3,325	142,244
UNITY Biotechnology, Inc.(x)*	1,533	9,351
UroGen Pharma Ltd.(x)*	1,158	27,595
Vanda Pharmaceuticals, Inc.*	3,175	42,164
VBI Vaccines, Inc.*	4,819	2,271
Veracyte, Inc.*	2,837	68,088
Vericel Corp.*	2,677	40,530
Viking Therapeutics, Inc.(x)*	4,072	28,015
Voyager Therapeutics, Inc.*	1,503	25,867
X4 Pharmaceuticals, Inc.*	721	9,164
XBiotech, Inc.*	959	10,031
Xencor, Inc.*	2,869	96,771
Y-mAbs Therapeutics, Inc.*	1,277	33,279
ZIOPHARM Oncology, Inc.(x)*	9,738	41,679

		8,180,169

Health Care Equipment & Supplies (1.5%)
Accuray, Inc.*	5,175	14,335
Alphatec Holdings, Inc.*	2,319	11,641
AngioDynamics, Inc.*	2,225	40,985
Antares Pharma, Inc.*	10,109	33,815
Apyx Medical Corp.*	1,912	12,944
AtriCure, Inc.*	2,261	56,389
Atrion Corp.	87	67,788
Avanos Medical, Inc.*	2,874	107,660
Avedro, Inc.*	473	10,737
Axogen, Inc.*	2,093	26,121
Axonics Modulation Technologies, Inc.(x)*	956	25,736
BioLife Solutions, Inc.*	383	6,367
BioSig Technologies, Inc.(x)*	900	7,425
Cardiovascular Systems, Inc.*	2,070	98,366
Cerus Corp.*	8,291	42,740
Conformis, Inc.(x)*	3,668	6,822
CONMED Corp.	1,650	158,648
Corindus Vascular Robotics, Inc.*	5,274	22,573
CryoLife, Inc.*	2,245	60,952
CryoPort, Inc.(x)*	1,914	31,303
Cutera, Inc.*	794	23,209
CytoSorbents Corp.(x)*	1,953	9,824
ElectroCore, Inc.*	818	1,791
GenMark Diagnostics, Inc.*	3,091	18,731
Glaukos Corp.*	2,158	134,897
Globus Medical, Inc., Class A*	4,596	234,948
Haemonetics Corp.*	3,097	390,656
Heska Corp.*	430	30,474
Inogen, Inc.*	1,108	53,084
Integer Holdings Corp.*	1,967	148,627
IntriCon Corp.(x)*	471	9,156
Invacare Corp.	1,846	13,845
iRadimed Corp.*	253	5,318
iRhythm Technologies, Inc.*	1,499	111,091
Lantheus Holdings, Inc.*	2,319	58,126
LeMaitre Vascular, Inc.	990	33,838
LivaNova plc*	2,938	216,795
Meridian Bioscience, Inc.	2,608	24,750
Merit Medical Systems, Inc.*	3,246	98,873
Mesa Laboratories, Inc.	233	55,400
Misonix, Inc.*	422	8,482
Natus Medical, Inc.*	2,043	65,049
Neogen Corp.*	3,098	211,005
Neuronetics, Inc.*	684	5,684
Nevro Corp.*	1,789	153,800
Novocure Ltd.*	5,277	394,614
NuVasive, Inc.*	3,139	198,950
OraSure Technologies, Inc.*	3,843	28,707
Orthofix Medical, Inc.*	1,098	58,216
OrthoPediatrics Corp.*	504	17,771
Pulse Biosciences, Inc.(x)*	761	11,750
Quidel Corp.*	2,149	131,841
Rockwell Medical, Inc.(x)*	2,985	8,239
RTI Surgical Holdings, Inc.*	3,262	9,297
SeaSpine Holdings Corp.*	935	11,416
Senseonics Holdings, Inc.(x)*	6,127	6,057
Shockwave Medical, Inc.(x)*	380	11,373
SI-BONE, Inc.*	923	16,309
Sientra, Inc.(x)*	2,342	15,176
Silk Road Medical, Inc.(x)*	711	23,129
Soliton, Inc.(x)*	126	1,347
STAAR Surgical Co.(x)*	2,692	69,400
Surmodics, Inc.*	800	36,592
Tactile Systems Technology, Inc.*	1,100	46,552
Tandem Diabetes Care, Inc.*	3,405	200,827
TransEnterix, Inc.(x)*	10,570	6,551
TransMedics Group, Inc.(x)*	379	9,001
Utah Medical Products, Inc.	205	19,647
Vapotherm, Inc.*	890	8,428
Varex Imaging Corp.*	2,287	65,271
ViewRay, Inc.(x)*	4,277	12,403
Wright Medical Group NV*	7,639	157,593
Zynex, Inc.(x)	894	8,502

		4,545,759

Health Care Providers & Services (0.8%)
Addus HomeCare Corp.*	640	50,739
Amedisys, Inc.*	1,894	248,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Renal Associates Holdings, Inc.*	1,053	$6,655
AMN Healthcare Services, Inc.*	2,789	160,535
Apollo Medical Holdings, Inc.(x)*	1,662	29,284
Avalon GloboCare Corp.(x)*	1,245	2,328
BioTelemetry, Inc.*	2,014	82,030
Brookdale Senior Living, Inc.*	11,178	84,729
Catasys, Inc.(x)*	406	6,399
Community Health Systems, Inc.(x)*	4,597	16,549
CorVel Corp.*	552	41,786
Cross Country Healthcare, Inc.*	2,082	21,445
Diplomat Pharmacy, Inc.*	3,682	18,042
Ensign Group, Inc. (The)	3,060	145,136
Enzo Biochem, Inc.*	2,476	8,914
Genesis Healthcare, Inc.(x)*	4,681	5,196
Hanger, Inc.*	2,228	45,407
HealthEquity, Inc.*	4,207	240,409
Joint Corp. (The)(x)*	750	13,957
LHC Group, Inc.*	1,821	206,793
Magellan Health, Inc.*	1,249	77,563
National HealthCare Corp.	749	61,306
National Research Corp.	729	42,100
Option Care Health, Inc.(x)*	7,215	23,088
Owens & Minor, Inc.	3,473	20,178
Patterson Cos., Inc.	5,085	90,615
PetIQ, Inc.(x)*	1,161	31,649
Providence Service Corp. (The)*	716	42,573
R1 RCM, Inc.*	6,212	55,473
RadNet, Inc.*	2,584	37,106
Select Medical Holdings Corp.*	6,665	110,439
Surgery Partners, Inc.(x)*	1,380	10,191
Tenet Healthcare Corp.*	6,219	137,564
Tivity Health, Inc.(x)*	2,877	47,845
Triple-S Management Corp., Class B*	1,420	19,028
US Physical Therapy, Inc.	762	99,479

		2,340,663

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	10,063	110,492
Castlight Health, Inc., Class B*	5,782	8,153
Computer Programs & Systems, Inc.	730	16,505
Evolent Health, Inc., Class A*	4,551	32,722
Health Catalyst, Inc.*	488	15,440
HealthStream, Inc.*	1,588	41,113
HMS Holdings Corp.*	5,259	181,252
Inovalon Holdings, Inc., Class A(x)*	4,256	69,756
Inspire Medical Systems, Inc.*	822	50,159
Livongo Health, Inc.(x)*	871	15,190
NextGen Healthcare, Inc.*	3,290	51,554
Omnicell, Inc.*	2,483	179,446
OptimizeRx Corp.*	688	9,962
Phreesia, Inc.*	615	14,908
Simulations Plus, Inc.	720	24,984
Tabula Rasa HealthCare, Inc.(x)*	1,180	64,829
Teladoc Health, Inc.(x)*	4,325	292,889
Vocera Communications, Inc.(x)*	1,872	46,145

		1,225,499

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.(x)*	1,709	31,736
Cambrex Corp.*	2,055	122,273
ChromaDex Corp.(x)*	2,151	8,464
Codexis, Inc.*	3,239	44,423
Fluidigm Corp.*	4,282	19,826
Luminex Corp.	2,553	52,719
Medpace Holdings, Inc.*	1,672	140,515
NanoString Technologies, Inc.*	2,002	43,223
NeoGenomics, Inc.*	5,791	110,724
Pacific Biosciences of California, Inc.*	8,641	44,588
Personalis, Inc.*	535	7,851
Quanterix Corp.(x)*	789	17,326
Syneos Health, Inc.*	3,778	201,027

		844,695

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.(x)*	4,500	9,900
Acer Therapeutics, Inc.(x)*	288	919
Aclaris Therapeutics, Inc.(x)*	2,231	2,409
Aerie Pharmaceuticals, Inc.(x)*	2,584	49,664
Akorn, Inc.*	5,283	20,075
Amneal Pharmaceuticals, Inc.*	5,381	15,605
Amphastar Pharmaceuticals, Inc.*	2,243	44,479
ANI Pharmaceuticals, Inc.*	572	41,687
Arvinas, Inc.*	1,111	23,942
Assertio Therapeutics, Inc.*	3,564	4,562
Axsome Therapeutics, Inc.(x)*	1,496	30,279
BioDelivery Sciences International, Inc.*	4,684	19,720
Cara Therapeutics, Inc.(x)*	2,419	44,219
Cerecor, Inc.(x)*	1,232	4,053
Chiasma, Inc.*	2,081	10,301
Collegium Pharmaceutical, Inc.*	1,846	21,192
Corcept Therapeutics, Inc.*	5,868	82,944
CorMedix, Inc.(x)*	1,354	8,639
Cymabay Therapeutics, Inc.*	3,956	20,255
Dermira, Inc.*	2,678	17,112
Dova Pharmaceuticals, Inc.(x)*	506	14,143
Eloxx Pharmaceuticals, Inc.*	1,212	5,478
Endo International plc*	13,685	43,929
Evofem Biosciences, Inc.(x)*	813	4,098
Evolus, Inc.(x)*	918	14,339
EyePoint Pharmaceuticals, Inc.(x)*	3,555	6,435
Innoviva, Inc.*	3,860	40,684
Intersect ENT, Inc.*	1,916	32,591
Intra-Cellular Therapies, Inc.(x)*	2,557	19,101
Kala Pharmaceuticals, Inc.(x)*	1,254	4,771
Kaleido Biosciences, Inc.(x)*	290	2,184
Lannett Co., Inc.(x)*	2,091	23,419
Liquidia Technologies, Inc.*	771	2,745
Mallinckrodt plc(x)*	5,204	12,542
Marinus Pharmaceuticals, Inc.*	2,882	4,438
Menlo Therapeutics, Inc.*	890	3,987
MyoKardia, Inc.*	2,698	140,701
NGM Biopharmaceuticals, Inc.(x)*	386	5,346
Ocular Therapeutix, Inc.(x)*	2,161	6,569
Odonate Therapeutics, Inc.*	712	18,533
Omeros Corp.(x)*	2,836	46,312
Optinose, Inc.(x)*	1,431	10,017
Osmotica Pharmaceuticals plc*	627	2,408
Pacira BioSciences, Inc.*	2,461	93,690
Paratek Pharmaceuticals, Inc.(x)*	1,787	7,720
Phibro Animal Health Corp., Class A	1,251	26,684
Prestige Consumer Healthcare, Inc.*	3,063	106,255
Reata Pharmaceuticals, Inc., Class A*	1,219	97,874
resTORbio, Inc.(x)*	859	7,594
Revance Therapeutics, Inc.*	2,744	35,672
SIGA Technologies, Inc.*	3,164	16,200
Strongbridge Biopharma plc(x)*	2,078	4,966
Supernus Pharmaceuticals, Inc.*	3,012	82,770
TherapeuticsMD, Inc.(x)*	11,313	41,066
Theravance Biopharma, Inc.(x)*	2,686	52,323
Tricida, Inc.(x)*	1,336	41,242
Verrica Pharmaceuticals, Inc.*	870	12,841
WaVe Life Sciences Ltd.(x)*	1,423	29,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xeris Pharmaceuticals, Inc.(x)*	1,531	$15,050
Zogenix, Inc.*	2,590	103,704
Zynerba Pharmaceuticals, Inc.(x)*	1,194	9,027

		1,720,618

Total Health Care		18,857,403

Industrials (17.3%)
Aerospace & Defense (0.5%)
AAR Corp.	2,020	83,244
Aerojet Rocketdyne Holdings, Inc.*	4,423	223,406
AeroVironment, Inc.*	1,293	69,253
Astronics Corp.*	1,478	43,424
Axon Enterprise, Inc.*	3,529	200,377
Cubic Corp.	1,898	133,676
Ducommun, Inc.*	661	28,026
Kratos Defense & Security Solutions, Inc.*	5,459	101,510
Maxar Technologies, Inc.	3,359	25,528
Mercury Systems, Inc.*	3,296	267,536
Moog, Inc., Class A	1,954	158,509
National Presto Industries, Inc.	309	27,529
Park Aerospace Corp.	1,093	19,193
Parsons Corp.*	1,140	37,597
Triumph Group, Inc.	3,006	68,777
Vectrus, Inc.*	674	27,398
Wesco Aircraft Holdings, Inc.*	3,250	35,783

		1,550,766

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,543	74,474
Atlas Air Worldwide Holdings, Inc.*	1,413	35,650
Echo Global Logistics, Inc.*	1,682	38,097
Forward Air Corp.	1,722	109,726
Hub Group, Inc., Class A*	1,994	92,721
Radiant Logistics, Inc.*	2,170	11,219

		361,887

Airlines (0.2%)
Allegiant Travel Co.	787	117,783
Hawaiian Holdings, Inc.	2,901	76,180
Mesa Air Group, Inc.*	1,195	8,060
SkyWest, Inc.	3,038	174,381
Spirit Airlines, Inc.*	4,156	150,863

		527,267

Building Products (3.1%)
AAON, Inc.	2,482	114,023
Advanced Drainage Systems, Inc.	2,203	71,091
American Woodmark Corp.*	1,024	91,044
Apogee Enterprises, Inc.	1,561	60,863
Armstrong Flooring, Inc.*	1,130	7,221
Builders FirstSource, Inc.*	6,895	141,865
Caesarstone Ltd.	1,309	21,742
Continental Building Products, Inc.*	2,054	56,054
Cornerstone Building Brands, Inc.*	2,880	17,424
CSW Industrials, Inc.	906	62,541
Gibraltar Industries, Inc.*	86,324	3,965,725
Griffon Corp.	2,229	46,742
Insteel Industries, Inc.	50,149	1,029,559
JELD-WEN Holding, Inc.*	4,083	78,761
Masonite International Corp.*	1,520	88,160
Patrick Industries, Inc.*	1,338	57,373
PGT Innovations, Inc.*	3,437	59,357
Quanex Building Products Corp.	2,009	36,323
Simpson Manufacturing Co., Inc.	2,711	188,062
Trex Co., Inc.*	3,550	322,801
Universal Forest Products, Inc.	71,061	2,833,913

		9,350,644

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	4,025	146,188
ACCO Brands Corp.	5,855	57,789
Advanced Disposal Services, Inc.*	4,400	143,308
Brady Corp., Class A	2,882	152,890
BrightView Holdings, Inc.(x)*	1,921	32,945
Brink’s Co. (The)	3,011	249,762
Casella Waste Systems, Inc., Class A*	2,694	115,680
CECO Environmental Corp.*	1,795	12,538
Charah Solutions, Inc.*	546	1,157
Cimpress NV*	1,325	174,688
Covanta Holding Corp.	7,178	124,108
Deluxe Corp.	2,642	129,881
Ennis, Inc.	1,564	31,608
Healthcare Services Group, Inc.	4,504	109,402
Heritage-Crystal Clean, Inc.*	896	23,744
Herman Miller, Inc.	3,564	164,265
HNI Corp.	2,635	93,542
Interface, Inc.	3,515	50,757
Kimball International, Inc., Class B	2,182	42,113
Knoll, Inc.	2,971	75,315
LSC Communications, Inc.	2,042	2,818
Matthews International Corp., Class A	1,879	66,498
McGrath RentCorp	47,979	3,338,859
Mobile Mini, Inc.	2,710	99,891
MSA Safety, Inc.	2,135	232,950
NL Industries, Inc.*	460	1,730
NRC Group Holdings Corp.(x)*	583	7,252
PICO Holdings, Inc.*	1,145	11,553
Pitney Bowes, Inc.	9,935	45,403
Quad/Graphics, Inc.	1,927	20,253
RR Donnelley & Sons Co.	4,108	15,487
SP Plus Corp.*	1,386	51,282
Steelcase, Inc., Class A	5,271	96,986
Team, Inc.*	1,829	33,013
Tetra Tech, Inc.	3,301	286,395
UniFirst Corp.	913	178,145
US Ecology, Inc.	1,335	85,360
Viad Corp.	1,216	81,654
VSE Corp.	502	17,113

		6,604,322

Construction & Engineering (0.4%)
Aegion Corp.*	1,815	38,805
Ameresco, Inc., Class A*	1,261	20,264
Arcosa, Inc.	2,945	100,748
Argan, Inc.	907	35,636
Comfort Systems USA, Inc.	2,207	97,616
Concrete Pumping Holdings, Inc.*	638	2,533
Construction Partners, Inc., Class A*	690	10,750
Dycom Industries, Inc.*	1,841	93,983
EMCOR Group, Inc.	3,373	290,483
Granite Construction, Inc.	2,845	91,410
Great Lakes Dredge & Dock Corp.*	3,724	38,916
IES Holdings, Inc.*	494	10,171
MasTec, Inc.*	3,627	235,501
MYR Group, Inc.*	935	29,256
Northwest Pipe Co.*	566	15,933
NV5 Global, Inc.*	618	42,191
Primoris Services Corp.	2,691	52,770
Sterling Construction Co., Inc.*	1,564	20,567
Tutor Perini Corp.*	2,495	35,753
WillScot Corp.*	3,129	48,750

		1,312,036

Electrical Equipment (1.7%)
Allied Motion Technologies, Inc.	452	15,960
American Superconductor Corp.(x)*	1,206	9,455
Atkore International Group, Inc.*	2,785	84,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	1,570	$68,389
Bloom Energy Corp., Class A(x)*	3,410	11,082
Encore Wire Corp.	9,567	538,431
Energous Corp.(x)*	1,598	5,297
EnerSys	2,610	172,103
Generac Holdings, Inc.*	3,693	289,310
Plug Power, Inc.(x)*	14,347	37,733
Powell Industries, Inc.	555	21,728
Preformed Line Products Co.	172	9,389
Regal Beloit Corp.	47,855	3,486,237
Sunrun, Inc.(x)*	6,865	114,680
Thermon Group Holdings, Inc.*	1,992	45,776
TPI Composites, Inc.*	1,758	32,963
Vicor Corp.*	1,083	31,970
Vivint Solar, Inc.(x)*	2,505	16,383

		4,991,411

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,182	73,010

Machinery (7.1%)
Actuant Corp., Class A	3,418	74,991
Alamo Group, Inc.	592	69,690
Albany International Corp., Class A	1,861	167,788
Altra Industrial Motion Corp.	3,906	108,177
Astec Industries, Inc.	15,684	487,772
Barnes Group, Inc.	18,563	956,737
Blue Bird Corp.*	939	17,874
Briggs & Stratton Corp.	2,434	14,750
Chart Industries, Inc.*	2,188	136,444
CIRCOR International, Inc.*	1,187	44,572
Columbus McKinnon Corp.	1,390	50,638
Commercial Vehicle Group, Inc.*	1,744	12,574
Douglas Dynamics, Inc.	1,359	60,571
Eastern Co. (The)	334	8,290
Energy Recovery, Inc.(x)*	2,192	20,309
EnPro Industries, Inc.	1,242	85,263
ESCO Technologies, Inc.	1,545	122,920
Evoqua Water Technologies Corp.*	4,535	77,186
Federal Signal Corp.	37,062	1,213,410
Franklin Electric Co., Inc.	2,801	133,916
Gencor Industries, Inc.*	453	5,259
Gorman-Rupp Co. (The)	1,091	37,956
Graham Corp.	513	10,188
Greenbrier Cos., Inc. (The)	17,112	515,413
Harsco Corp.*	4,813	91,254
Helios Technologies, Inc.	1,772	71,890
Hillenbrand, Inc.	3,776	116,603
Hurco Cos., Inc.	412	13,254
Hyster-Yale Materials Handling, Inc.	592	32,400
John Bean Technologies Corp.	1,886	187,525
Kadant, Inc.	663	58,205
Kennametal, Inc.	85,845	2,638,875
LB Foster Co., Class A*	575	12,460
Lindsay Corp.	651	60,445
Luxfer Holdings plc	1,588	24,741
Lydall, Inc.*	974	24,262
Manitowoc Co., Inc. (The)*	2,170	27,125
Meritor, Inc.*	4,854	89,799
Milacron Holdings Corp.*	4,147	69,130
Miller Industries, Inc.	635	21,146
Mueller Industries, Inc.	38,814	1,113,186
Mueller Water Products, Inc., Class A	375,099	4,216,113
Navistar International Corp.*	3,005	84,471
NN, Inc.	2,414	17,212
Omega Flex, Inc.	169	17,280
Oshkosh Corp.	33,900	2,569,620
Park-Ohio Holdings Corp.	495	14,781
Proto Labs, Inc.*	1,635	166,934
RBC Bearings, Inc.*	1,467	243,390
REV Group, Inc.	1,766	20,185
Rexnord Corp.*	97,676	2,642,136
Spartan Motors, Inc.	2,032	27,879
SPX Corp.*	2,645	105,826
SPX FLOW, Inc.*	36,652	1,446,288
Standex International Corp.	765	55,799
Tennant Co.	1,083	76,568
Terex Corp.	3,834	99,569
Titan International, Inc.	2,632	7,106
TriMas Corp.*	2,772	84,962
Twin Disc, Inc.*	507	5,369
Wabash National Corp.	3,329	48,304
Watts Water Technologies, Inc., Class A	1,667	156,248
Welbilt, Inc.*	7,852	132,385

		21,323,413

Marine (0.1%)
Costamare, Inc.	3,020	18,331
Eagle Bulk Shipping, Inc.*	2,773	12,132
Genco Shipping & Trading Ltd.*	871	8,013
Matson, Inc.	2,573	96,513
Safe Bulkers, Inc.*	2,881	5,042
Scorpio Bulkers, Inc.	3,470	21,098

		161,129

Professional Services (1.1%)
Acacia Research Corp.*	3,153	8,450
ASGN, Inc.*	3,090	194,237
Barrett Business Services, Inc.	445	39,525
BG Staffing, Inc.	570	10,893
CBIZ, Inc.*	3,091	72,639
CRA International, Inc.	486	20,397
Exponent, Inc.	3,115	217,739
Forrester Research, Inc.	611	19,638
Franklin Covey Co.*	560	19,600
FTI Consulting, Inc.*	2,274	241,021
GP Strategies Corp.*	716	9,194
Heidrick & Struggles International, Inc.	1,167	31,859
Huron Consulting Group, Inc.*	24,454	1,500,008
ICF International, Inc.	1,091	92,157
InnerWorkings, Inc.*	2,571	11,390
Insperity, Inc.	2,344	231,165
Kelly Services, Inc., Class A	2,002	48,488
Kforce, Inc.	1,310	49,564
Korn Ferry	3,419	132,110
Mistras Group, Inc.*	1,136	18,630
Navigant Consulting, Inc.	2,313	64,648
Resources Connection, Inc.	1,897	32,230
TriNet Group, Inc.*	2,699	167,851
TrueBlue, Inc.*	2,448	51,653
Upwork, Inc.*	3,328	44,279
Willdan Group, Inc.*	625	21,925

		3,351,290

Road & Rail (0.3%)
ArcBest Corp.	1,554	47,319
Avis Budget Group, Inc.*	3,577	101,086
Covenant Transportation Group, Inc.,
Class A*	672	11,048
Daseke, Inc.(x)*	2,969	7,423
Heartland Express, Inc.	6,585	141,643
Hertz Global Holdings, Inc.*	6,140	84,978
Marten Transport Ltd.	2,380	49,456
PAM Transportation Services, Inc.*	112	6,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Roadrunner Transportation Systems, Inc.(x)*	205	$2,124
Saia, Inc.*	1,566	146,734
Universal Logistics Holdings, Inc.	479	11,151
US Xpress Enterprises, Inc., Class A*	1,141	5,500
Werner Enterprises, Inc.	2,738	96,651
YRC Worldwide, Inc.(x)*	1,914	5,780

		717,513

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	3,226	72,359
Applied Industrial Technologies, Inc.	2,311	131,265
Beacon Roofing Supply, Inc.*	4,102	137,540
BlueLinx Holdings, Inc.*	500	16,165
BMC Stock Holdings, Inc.*	4,030	105,505
CAI International, Inc.*	1,024	22,292
DXP Enterprises, Inc.*	989	34,338
EVI Industries, Inc.(x)	261	8,331
Foundation Building Materials, Inc.*	947	14,669
GATX Corp.	2,181	169,093
General Finance Corp.*	703	6,215
GMS, Inc.*	1,945	55,860
H&E Equipment Services, Inc.	1,931	55,729
Herc Holdings, Inc.*	1,460	67,905
Kaman Corp.	1,670	99,298
Lawson Products, Inc.*	383	14,834
MRC Global, Inc.*	4,823	58,503
NOW, Inc.*	6,575	75,415
Rush Enterprises, Inc., Class A	1,646	63,503
Rush Enterprises, Inc., Class B	293	11,699
SiteOne Landscape Supply, Inc.*	2,472	182,977
Systemax, Inc.	782	17,212
Textainer Group Holdings Ltd.*	1,777	17,610
Titan Machinery, Inc.*	1,175	16,850
Transcat, Inc.*	392	10,039
Triton International Ltd.	3,361	113,736
Veritiv Corp.*	744	13,452
Willis Lease Finance Corp.*	168	9,304

		1,601,698

Total Industrials		51,926,386

Information Technology (10.9%)
Communications Equipment (0.4%)
Acacia Communications, Inc.*	2,266	148,197
ADTRAN, Inc.	2,977	33,774
Applied Optoelectronics, Inc.(x)*	1,088	12,207
CalAmp Corp.*	1,906	21,957
Calix, Inc.*	2,628	16,793
Cambium Networks Corp.*	260	2,522
Casa Systems, Inc.*	1,818	14,280
Clearfield, Inc.*	765	9,065
Comtech Telecommunications Corp.	1,428	46,410
DASAN Zhone Solutions, Inc.*	282	2,583
Digi International, Inc.*	1,598	21,765
Extreme Networks, Inc.*	7,069	51,427
Harmonic, Inc.*	5,218	34,335
Infinera Corp.*	10,753	58,604
Inseego Corp.(x)*	2,559	12,283
InterDigital, Inc.	1,895	99,431
KVH Industries, Inc.*	1,099	11,704
Lumentum Holdings, Inc.*	4,627	247,822
NETGEAR, Inc.*	1,881	60,606
NetScout Systems, Inc.*	4,423	101,994
Plantronics, Inc.	2,024	75,536
Ribbon Communications, Inc.*	3,427	20,014
TESSCO Technologies, Inc.	355	5,101
Viavi Solutions, Inc.*	13,902	194,698

		1,303,108

Electronic Equipment, Instruments & Components (3.9%)
Airgain, Inc.*	532	6,251
Akoustis Technologies, Inc.(x)*	1,442	11,175
Anixter International, Inc.*	1,832	126,628
Arlo Technologies, Inc.*	4,653	15,867
AVX Corp.	2,854	43,381
Badger Meter, Inc.	1,735	93,170
Bel Fuse, Inc., Class B	595	8,943
Belden, Inc.	2,366	126,202
Benchmark Electronics, Inc.	2,330	67,710
Coda Octopus Group, Inc.(x)*	266	2,184
Coherent, Inc.*	24,839	3,818,251
CTS Corp.	1,960	63,426
Daktronics, Inc.	2,028	14,977
ePlus, Inc.*	810	61,633
Fabrinet*	2,204	115,269
FARO Technologies, Inc.*	12,047	582,472
Fitbit, Inc., Class A(x)*	13,480	51,359
II-VI, Inc.(x)*	7,824	275,483
Insight Enterprises, Inc.*	2,147	119,566
Iteris, Inc.*	2,438	14,006
Itron, Inc.*	2,074	153,393
KEMET Corp.	3,441	62,557
Kimball Electronics, Inc.*	1,471	21,344
Knowles Corp.*	4,930	100,276
Methode Electronics, Inc.	2,218	74,614
MTS Systems Corp.	1,086	60,002
Napco Security Technologies, Inc.*	709	18,094
nLight, Inc.*	2,027	31,743
Novanta, Inc.*	2,039	166,627
OSI Systems, Inc.*	1,007	102,271
PAR Technology Corp.(x)*	721	17,138
PC Connection, Inc.	709	27,580
Plexus Corp.*	72,485	4,531,037
Rogers Corp.*	1,120	153,115
Sanmina Corp.*	4,099	131,619
ScanSource, Inc.*	1,577	48,177
Tech Data Corp.*	2,224	231,830
TTM Technologies, Inc.*	6,003	73,207
Vishay Intertechnology, Inc.	8,029	135,931
Vishay Precision Group, Inc.*	599	19,611
Wrap Technologies, Inc.(x)*	437	1,783

		11,779,902

IT Services (0.9%)
Brightcove, Inc.*	2,362	24,754
Carbonite, Inc.*	2,046	31,692
Cardtronics plc, Class A*	2,269	68,615
Cass Information Systems, Inc.	862	46,539
Conduent, Inc.*	10,475	65,154
CSG Systems International, Inc.	1,985	102,585
Endurance International Group Holdings, Inc.*	4,443	16,661
EVERTEC, Inc.	3,667	114,484
Evo Payments, Inc., Class A*	2,154	60,570
Exela Technologies, Inc.*	2,626	3,099
ExlService Holdings, Inc.*	2,027	135,728
GTT Communications, Inc.(x)*	1,911	18,002
Hackett Group, Inc. (The)	1,404	23,110
I3 Verticals, Inc., Class A*	879	17,685
Information Services Group, Inc.*	1,996	4,960
International Money Express, Inc.(x)*	744	10,223
KBR, Inc.	8,568	210,259
Limelight Networks, Inc.*	7,012	21,246
LiveRamp Holdings, Inc.*	4,072	174,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ManTech International Corp., Class A	1,619	$115,613
MAXIMUS, Inc.	3,837	296,447
NIC, Inc.	3,969	81,960
Paysign, Inc.(x)*	1,710	17,271
Perficient, Inc.*	1,960	75,617
Perspecta, Inc.	8,555	223,457
Presidio, Inc.	2,831	47,844
PRGX Global, Inc.*	1,069	5,505
Priority Technology Holdings, Inc.*	376	1,812
Science Applications International Corp.	3,588	313,412
StarTek, Inc.*	933	6,036
Sykes Enterprises, Inc.*	2,371	72,647
TTEC Holdings, Inc.	877	41,991
Tucows, Inc., Class A(x)*	588	31,846
Unisys Corp.*	3,140	23,330
Verra Mobility Corp.*	7,040	101,024
Virtusa Corp.*	1,745	62,855

		2,668,966

Semiconductors & Semiconductor Equipment (3.8%)
Adesto Technologies Corp.(x)*	1,752	14,997
Advanced Energy Industries, Inc.*	52,600	3,019,766
Alpha & Omega Semiconductor Ltd.*	1,108	13,606
Ambarella, Inc.*	1,911	120,078
Amkor Technology, Inc.*	5,835	53,098
Axcelis Technologies, Inc.*	2,014	34,419
AXT, Inc.*	2,287	8,142
Brooks Automation, Inc.	4,295	159,044
Cabot Microelectronics Corp.	1,750	247,117
CEVA, Inc.*	1,354	40,430
Cirrus Logic, Inc.*	3,540	189,673
Cohu, Inc.	2,475	33,425
Diodes, Inc.*	2,477	99,452
DSP Group, Inc.*	1,251	17,620
Enphase Energy, Inc.*	5,550	123,377
FormFactor, Inc.*	4,509	84,070
GSI Technology, Inc.*	877	7,683
Ichor Holdings Ltd.*	1,368	33,078
Impinj, Inc.(x)*	904	27,870
Inphi Corp.*	2,718	165,934
Lattice Semiconductor Corp.*	7,538	137,832
MACOM Technology Solutions
Holdings, Inc.*	2,777	59,692
MaxLinear, Inc.*	3,959	88,602
MKS Instruments, Inc.	44,216	4,080,252
Nanometrics, Inc.*	1,415	46,157
NeoPhotonics Corp.*	2,178	13,264
NVE Corp.	305	20,237
PDF Solutions, Inc.*	1,688	22,062
Photronics, Inc.*	3,934	42,802
Power Integrations, Inc.	1,706	154,274
Rambus, Inc.*	6,748	88,568
Rudolph Technologies, Inc.*	1,882	49,610
Semtech Corp.*	3,985	193,711
Silicon Laboratories, Inc.*	2,598	289,287
SMART Global Holdings, Inc.*	751	19,135
SunPower Corp.(x)*	3,806	41,752
Synaptics, Inc.*	33,027	1,319,429
Ultra Clean Holdings, Inc.*	2,365	34,612
Veeco Instruments, Inc.*	2,942	34,363
Xperi Corp.	2,988	61,792

		11,290,312

Software (1.8%)
8x8, Inc.*	5,689	117,876
A10 Networks, Inc.*	3,209	22,270
ACI Worldwide, Inc.*	6,996	219,150
Agilysys, Inc.*	1,257	32,192
Alarm.com Holdings, Inc.*	2,224	103,727
Altair Engineering, Inc., Class A*	2,332	80,734
American Software, Inc., Class A	1,687	25,339
Appfolio, Inc., Class A*	927	88,195
Appian Corp.(x)*	1,886	89,585
Avaya Holdings Corp.*	6,714	68,684
Benefitfocus, Inc.*	1,802	42,906
Blackbaud, Inc.	2,953	266,774
Blackline, Inc.*	2,594	124,019
Bottomline Technologies DE, Inc.*	2,599	102,271
Box, Inc., Class A*	8,674	143,641
Carbon Black, Inc.*	3,375	87,716
ChannelAdvisor Corp.*	1,533	14,303
Cision Ltd.*	5,556	42,726
Cloudera, Inc.(x)*	14,280	126,521
CommVault Systems, Inc.*	2,453	109,674
Cornerstone OnDemand, Inc.*	3,461	189,732
Digimarc Corp.*	712	27,832
Digital Turbine, Inc.*	4,892	31,529
Domo, Inc., Class B*	1,086	17,354
Ebix, Inc.(x)	1,420	59,782
eGain Corp.*	1,170	9,366
Envestnet, Inc.*	2,888	163,750
Everbridge, Inc.*	2,020	124,654
Five9, Inc.*	3,634	195,291
ForeScout Technologies, Inc.*	2,459	93,245
GTY Technology Holdings, Inc.(x)*	2,407	15,092
Ideanomics, Inc.(x)*	2,938	4,422
Instructure, Inc.*	2,039	78,991
Intelligent Systems Corp.(x)*	392	16,284
j2 Global, Inc.	2,821	256,203
LivePerson, Inc.*	3,679	131,340
Majesco*	436	3,680
MicroStrategy, Inc., Class A*	501	74,333
Mitek Systems, Inc.*	1,879	18,132
MobileIron, Inc.*	5,837	38,203
Model N, Inc.*	1,977	54,881
Monotype Imaging Holdings, Inc.	2,401	47,564
OneSpan, Inc.*	2,059	29,855
Phunware, Inc.(x)*	1,946	2,802
Progress Software Corp.	2,686	102,229
PROS Holdings, Inc.*	1,988	118,485
Q2 Holdings, Inc.*	2,624	206,955
QAD, Inc., Class A	693	32,003
Qualys, Inc.*	2,056	155,372
Rapid7, Inc.*	2,912	132,176
Rimini Street, Inc.*	1,133	4,962
SailPoint Technologies Holding, Inc.*	5,187	96,945
SecureWorks Corp., Class A*	567	7,331
SharpSpring, Inc.(x)*	492	4,772
ShotSpotter, Inc.*	461	10,617
SPS Commerce, Inc.*	2,125	100,024
SVMK, Inc.*	5,081	86,885
Synchronoss Technologies, Inc.*	2,198	11,869
Telaria, Inc.*	2,706	18,698
Telenav, Inc.*	1,976	9,445
Tenable Holdings, Inc.*	2,249	50,333
TiVo Corp.	7,462	56,823
Upland Software, Inc.*	1,363	47,514
Varonis Systems, Inc.*	1,793	107,186
Verint Systems, Inc.*	3,952	169,067
VirnetX Holding Corp.(x)*	3,481	18,797
Workiva, Inc.*	2,232	97,829
Yext, Inc.*	5,629	89,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zix Corp.*	3,261	$23,610
Zuora, Inc., Class A(x)*	5,159	77,643

		5,429,635

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	6,893	56,178
AstroNova, Inc.	393	6,355
Avid Technology, Inc.*	1,681	10,405
Diebold Nixdorf, Inc.*	4,643	52,002
Immersion Corp.*	1,791	13,701
Sonim Technologies, Inc.(x)*	207	607
Stratasys Ltd.*	3,116	66,386

		205,634

Total Information Technology		32,677,557

Materials (7.2%)
Chemicals (2.1%)
Advanced Emissions Solutions, Inc.(x)	945	14,024
AdvanSix, Inc.*	1,732	44,547
American Vanguard Corp.	1,665	26,140
Amyris, Inc.(x)*	1,891	9,001
Balchem Corp.	1,945	192,925
Chase Corp.	444	48,569
Ferro Corp.*	4,946	58,660
Flotek Industries, Inc.*	3,436	7,559
FutureFuel Corp.	1,446	17,265
GCP Applied Technologies, Inc.*	3,274	63,024
Hawkins, Inc.	593	25,203
HB Fuller Co.	3,069	142,893
Ingevity Corp.*	2,543	215,748
Innophos Holdings, Inc.	1,224	39,731
Innospec, Inc.	1,473	131,303
Intrepid Potash, Inc.*	5,841	19,100
Koppers Holdings, Inc.*	1,159	33,854
Kraton Corp.*	1,899	61,319
Kronos Worldwide, Inc.	1,331	16,464
Livent Corp.*	8,880	59,407
LSB Industries, Inc.*	1,302	6,744
Marrone Bio Innovations, Inc.(x)*	2,971	4,189
Minerals Technologies, Inc.	46,618	2,474,950
OMNOVA Solutions, Inc.*	2,715	27,340
Orion Engineered Carbons SA(x)	3,615	60,407
PolyOne Corp.	56,753	1,852,985
PQ Group Holdings, Inc.*	2,346	37,395
Quaker Chemical Corp.	795	125,721
Rayonier Advanced Materials, Inc.	2,784	12,055
Sensient Technologies Corp.	2,562	175,881
Stepan Co.	1,235	119,869
Trecora Resources*	1,141	10,292
Tredegar Corp.	1,607	31,369
Trinseo SA	2,448	105,142
Tronox Holdings plc, Class A	5,545	46,024
Valhi, Inc.	1,663	3,160

		6,320,259

Construction Materials (1.6%)
Eagle Materials, Inc.	49,100	4,419,491
Forterra, Inc.(x)*	1,012	7,317
Summit Materials, Inc., Class A*	6,810	151,182
United States Lime & Minerals, Inc.	105	8,033
US Concrete, Inc.(x)*	969	53,566

		4,639,589

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,559	59,070
Greif, Inc., Class B	382	17,404
Myers Industries, Inc.	2,192	38,689
UFP Technologies, Inc.*	388	14,977

		130,140

Metals & Mining (2.7%)
AK Steel Holding Corp.(x)*	19,035	43,209
Allegheny Technologies, Inc.*	7,641	154,730
Carpenter Technology Corp.	49,357	2,549,783
Century Aluminum Co.*	3,123	20,721
Cleveland-Cliffs, Inc.(x)	16,329	117,895
Coeur Mining, Inc.*	13,366	64,291
Commercial Metals Co.	7,139	124,076
Compass Minerals International, Inc.	2,060	116,369
Gold Resource Corp.	3,774	11,511
Haynes International, Inc.	780	27,955
Hecla Mining Co.	29,124	51,258
Kaiser Aluminum Corp.	960	95,011
Materion Corp.	1,227	75,289
Mayville Engineering Co., Inc.*	362	4,775
Novagold Resources, Inc.*	13,960	84,737
OceanaGold Corp.	876,294	2,288,544
Olympic Steel, Inc.	512	7,373
Ramaco Resources, Inc.*	498	1,860
Reliance Steel & Aluminum Co.	21,300	2,122,758
Ryerson Holding Corp.*	929	7,924
Schnitzer Steel Industries, Inc., Class A	1,575	32,540
SunCoke Energy, Inc.*	4,659	26,277
Synalloy Corp.	421	6,715
TimkenSteel Corp.*	2,316	14,568
Warrior Met Coal, Inc.	3,137	61,234
Worthington Industries, Inc.	2,349	84,681

		8,196,084

Paper & Forest Products (0.7%)
Boise Cascade Co.	2,360	76,912
Clearwater Paper Corp.*	933	19,705
Louisiana-Pacific Corp.	7,504	184,448
Neenah, Inc.	1,016	66,162
PH Glatfelter Co.	113,266	1,743,164
Schweitzer-Mauduit International, Inc.	1,870	70,013
Verso Corp., Class A*	2,137	26,456

		2,186,860

Total Materials		21,472,932

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	5,048	144,272
Agree Realty Corp. (REIT)	2,493	182,363
Alexander & Baldwin, Inc. (REIT)	4,150	101,716
Alexander’s, Inc. (REIT)	131	45,642
American Assets Trust, Inc. (REIT)	2,937	137,275
American Finance Trust, Inc. (REIT)(x)	6,460	90,182
Armada Hoffler Properties, Inc. (REIT)	3,182	57,562
Ashford Hospitality Trust, Inc. (REIT)	5,171	17,116
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	14,760
Braemar Hotels & Resorts, Inc. (REIT)	1,923	18,057
Brandywine Realty Trust (REIT)	155,200	2,351,280
BRT Apartments Corp. (REIT)	560	8,165
CareTrust REIT, Inc. (REIT)	5,774	135,718
CatchMark Timber Trust, Inc. (REIT), Class A	3,016	32,181
CBL & Associates Properties, Inc. (REIT)(x)	9,595	12,378
Cedar Realty Trust, Inc. (REIT)	4,624	13,872
Chatham Lodging Trust (REIT)	2,825	51,274
CIM Commercial Trust Corp. (REIT)	77	1,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
City Office REIT, Inc. (REIT)	2,273	$32,708
Clipper Realty, Inc. (REIT)	979	9,976
Community Healthcare Trust, Inc. (REIT)	1,086	48,381
CoreCivic, Inc. (REIT)	7,226	124,865
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	804	37,965
CorePoint Lodging, Inc. (REIT)	2,577	26,053
DiamondRock Hospitality Co. (REIT)	12,228	125,337
Easterly Government Properties, Inc. (REIT)	4,782	101,857
EastGroup Properties, Inc. (REIT)	2,255	281,920
Essential Properties Realty Trust, Inc. (REIT)	4,618	105,798
Farmland Partners, Inc. (REIT)(x)	1,753	11,710
First Industrial Realty Trust, Inc. (REIT)	7,558	298,994
Four Corners Property Trust, Inc. (REIT)	4,135	116,938
Franklin Street Properties Corp. (REIT)	6,310	53,383
Front Yard Residential Corp. (REIT)	2,905	33,582
GEO Group, Inc. (The) (REIT)	7,211	125,039
Getty Realty Corp. (REIT)	2,066	66,236
Gladstone Commercial Corp. (REIT)	1,850	43,475
Gladstone Land Corp. (REIT)(x)	937	11,146
Global Medical REIT, Inc. (REIT)	1,767	20,144
Global Net Lease, Inc. (REIT)	5,134	100,113
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	3,847	112,140
Healthcare Realty Trust, Inc. (REIT)	7,701	257,983
Hersha Hospitality Trust (REIT)	2,032	30,236
Highwoods Properties, Inc. (REIT)	61,800	2,777,292
Independence Realty Trust, Inc. (REIT)	5,475	78,347
Industrial Logistics Properties Trust (REIT)	3,923	83,364
Innovative Industrial Properties, Inc. (REIT)(x)	657	60,687
Investors Real Estate Trust (REIT)	726	54,210
iStar, Inc. (REIT)	3,610	47,110
Jernigan Capital, Inc. (REIT)(x)	1,197	23,042
Kite Realty Group Trust (REIT)	5,014	80,976
Lexington Realty Trust (REIT)	13,784	141,286
LTC Properties, Inc. (REIT)	30,106	1,542,029
Mack-Cali Realty Corp. (REIT)	5,263	113,997
Monmouth Real Estate Investment Corp. (REIT)	5,546	79,918
National Health Investors, Inc. (REIT)	2,525	208,035
National Storage Affiliates Trust (REIT)	3,564	118,931
New Senior Investment Group, Inc. (REIT)	5,115	34,168
NexPoint Residential Trust, Inc. (REIT)	1,138	53,213
Office Properties Income Trust (REIT)	2,887	88,458
One Liberty Properties, Inc. (REIT)	909	25,025
Pebblebrook Hotel Trust (REIT)	7,860	218,665
Pennsylvania REIT (REIT)(x)	4,391	25,117
Physicians Realty Trust (REIT)	11,244	199,581
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,558	157,811
PotlatchDeltic Corp. (REIT)	4,003	164,463
Preferred Apartment Communities, Inc. (REIT), Class A	2,662	38,466
PS Business Parks, Inc. (REIT)	1,200	218,340
QTS Realty Trust, Inc. (REIT), Class A	3,310	170,167
Retail Opportunity Investments Corp. (REIT)	6,760	123,235
Retail Properties of America, Inc. (REIT), Class A	222,295	2,738,674
Retail Value, Inc. (REIT)	924	34,225
Rexford Industrial Realty, Inc. (REIT)	6,656	292,997
RLJ Lodging Trust (REIT)	10,454	177,613
RPT Realty (REIT)	4,738	64,200
Ryman Hospitality Properties, Inc. (REIT)	2,773	226,859
Sabra Health Care REIT, Inc. (REIT)	11,480	263,581
Safehold, Inc. (REIT)(x)	647	19,733
Saul Centers, Inc. (REIT)	730	39,792
Senior Housing Properties Trust (REIT)	14,324	132,569
Seritage Growth Properties (REIT), Class A(x)	2,049	87,062
STAG Industrial, Inc. (REIT)	7,777	229,266
Summit Hotel Properties, Inc. (REIT)	6,310	73,196
Sunstone Hotel Investors, Inc. (REIT)	111,512	1,532,175
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,508	85,264
Terreno Realty Corp. (REIT)	3,921	200,324
UMH Properties, Inc. (REIT)	2,148	30,244
Uniti Group, Inc. (REIT)(x)	11,203	86,991
Universal Health Realty Income Trust (REIT)	775	79,670
Urban Edge Properties (REIT)	7,001	138,550
Urstadt Biddle Properties, Inc. (REIT), Class A	1,795	42,541
Washington Prime Group, Inc. (REIT)(x)	11,412	47,246
Washington REIT (REIT)	4,864	133,079
Whitestone REIT (REIT)	2,346	32,281
Xenia Hotels & Resorts, Inc. (REIT)	6,863	144,947

		19,449,997

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	350	7,077
American Realty Investors, Inc.*	164	2,522
Consolidated-Tomoka Land Co.	287	18,827
Cushman & Wakefield plc*	6,168	114,293
eXp World Holdings, Inc.(x)*	916	7,676
Forestar Group, Inc.*	684	12,504
FRP Holdings, Inc.*	401	19,256
Griffin Industrial Realty, Inc.	60	2,277
Kennedy-Wilson Holdings, Inc.	7,422	162,690
Marcus & Millichap, Inc.*	1,396	49,544
Maui Land & Pineapple Co., Inc.*	397	4,319
Newmark Group, Inc., Class A	8,676	78,605
Rafael Holdings, Inc., Class B*	605	12,681
RE/MAX Holdings, Inc., Class A	1,100	35,376
Realogy Holdings Corp.(x)	7,039	47,021
Redfin Corp.(x)*	5,344	89,993
RMR Group, Inc. (The), Class A	915	41,614
St Joe Co. (The)*	2,070	35,459
Stratus Properties, Inc.*	391	11,484
Tejon Ranch Co.*	1,174	19,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Transcontinental Realty Investors, Inc.*	124	$3,850

		776,991

Total Real Estate		20,226,988

Utilities (3.0%)
Electric Utilities (0.6%)
ALLETE, Inc.	3,135	274,030
El Paso Electric Co.	2,462	165,151
Genie Energy Ltd., Class B	826	6,162
IDACORP, Inc.	4,870	548,703
MGE Energy, Inc.	2,118	169,165
Otter Tail Corp.	2,392	128,570
PNM Resources, Inc.	4,821	251,078
Portland General Electric Co.	5,413	305,131
Spark Energy, Inc., Class A	628	6,625

		1,854,615

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	975	92,937
New Jersey Resources Corp.	5,369	242,786
Northwest Natural Holding Co.	1,838	131,123
ONE Gas, Inc.	3,156	303,323
RGC Resources, Inc.	432	12,632
South Jersey Industries, Inc.	5,602	184,362
Southwest Gas Holdings, Inc.	3,300	300,432
Spire, Inc.	23,869	2,082,331

		3,349,926

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	14,208
Clearway Energy, Inc., Class A	2,022	35,062
Clearway Energy, Inc., Class C	4,541	82,873
Ormat Technologies, Inc.	2,403	178,519
Pattern Energy Group, Inc., Class A	5,380	144,883
Sunnova Energy International, Inc.*	806	8,665
TerraForm Power, Inc., Class A	4,440	80,919

		545,129

Multi-Utilities (0.9%)
Avista Corp.	3,967	192,162
Black Hills Corp.	27,910	2,141,534
NorthWestern Corp.	3,079	231,079
Unitil Corp.	905	57,413

		2,622,188

Water Utilities (0.2%)
American States Water Co.	2,226	200,028
AquaVenture Holdings Ltd.*	852	16,554
Artesian Resources Corp., Class A	515	19,055
Cadiz, Inc.(x)*	735	9,180
California Water Service Group	2,914	154,238
Connecticut Water Service, Inc.	746	52,265
Consolidated Water Co. Ltd.	839	13,835
Global Water Resources, Inc.	677	8,016
Middlesex Water Co.	974	63,271
Pure Cycle Corp.*	984	10,116
SJW Group	1,594	108,854
York Water Co. (The)	742	32,396

		687,808

Total Utilities		9,059,666

Total Common Stocks (88.0%) (Cost $222,307,258)		263,985,144

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27(x)	$246,000	$247,230

Total Industrials		247,230

Total Long-Term Debt Securities (0.1%) (Cost $246,000)		247,230

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)*	36	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	1,503	203

Total Health Care		203

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	1,566	614

Total Materials		614

Total Rights (0.0%) (Cost $—)		817

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.5%)
JPMorgan Prime Money Market Fund, IM Shares	22,435,167	22,441,898

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $510,000.(xx)	500,000	500,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $400,028, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $408,002.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,123,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,145,412.(xx)	1,122,953	1,122,953

Total Repurchase Agreements		4,222,953

Total Short-Term Investments (8.9%) (Cost $26,663,421)		26,664,851

Total Investments in Securities (97.0%) (Cost $249,216,679)		290,898,042
Other Assets Less Liabilities (3.0%)		9,033,148

Net Assets (100%)		$299,931,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $8,215,103. This was collateralized by $4,368,945 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $4,222,953 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.*	1,023	21,749	—	—	—	9,330	31,079	—	—
PennyMac Mortgage Investment
Trust (REIT)	5,262	59,491	44,924	—	—	12,559	116,974	3,600	—

Total		81,240	44,924	—	—	21,889	148,053	3,600	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	413	12/2019	USD	31,491,250	(1,177,546)

					(1,177,546)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,787,490	$—	$—	$5,787,490
Consumer Discretionary	31,868,345	11,568	—	31,879,913
Consumer Staples	7,315,617	10,150	—	7,325,767
Energy	4,971,350	2,642,384	—	7,613,734
Financials	57,157,308	—	—	57,157,308
Health Care	18,857,403	—	—	18,857,403
Industrials	51,926,386	—	—	51,926,386
Information Technology	32,677,557	—	—	32,677,557
Materials	21,472,932	—	—	21,472,932
Real Estate	20,226,988	—	—	20,226,988
Utilities	9,059,666	—	—	9,059,666
Corporate Bond
Industrials	—	247,230	—	247,230
Rights
Health Care	—	—	203	203
Materials	—	—	614	614
Short-Term Investments
Investment Company	22,441,898	—	—	22,441,898
Repurchase Agreements	—	4,222,953	—	4,222,953

Total Assets	$283,762,940	$7,134,285	$817	$290,898,042

Liabilities:
Futures	$(1,177,546)	$—	$—	$(1,177,546)

Total Liabilities	$(1,177,546)	$—	$—	$(1,177,546)

Total	$282,585,394	$7,134,285	$817	$289,720,496

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,246,479
Aggregate gross unrealized depreciation	(21,766,742)

Net unrealized appreciation	$40,479,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$249,240,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.1%)
American Express Credit Account Master Trust,
Series 2017-2 A
2.477%, 9/16/24(l)		$180,000	$180,936
AMMC CLO 15 Ltd.,
Series 2014-15A ARR
3.563%, 1/15/32(l)§		300,000	299,500
Series 2014-15A BRR
4.103%, 1/15/32(l)§		250,000	248,839
Antares CLO Ltd.,
Series 2018-1A B
3.928%, 4/20/31(l)§		345,000	334,493
ARES CLO,
Series 2018-50A B
4.003%, 1/15/32(l)§		400,000	396,469
ARES LII CLO Ltd.,
Series 2019-52A A2
3.928%, 4/22/31(l)§		250,000	249,995
Atrium XV,
Series 15A A1
3.429%, 1/23/31(l)§		300,000	300,035
Series 15A B
4.009%, 1/23/31(l)§		300,000	298,559
Series 15A D
5.259%, 1/23/31(l)§		250,000	241,422
Betony CLO 2 Ltd.,
Series 2018-1A A1
3.346%, 4/30/31(l)§		500,000	495,445
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A A1A
3.478%, 10/20/30(l)§		345,000	345,009
Burnham Park CLO Ltd.,
Series 2016-1A BR
3.778%, 10/20/29(l)§		250,000	248,722
Series 2016-1A CR
4.428%, 10/20/29(l)§		250,000	245,960
Series 2016-1A DR
5.128%, 10/20/29(l)§		300,000	286,814
Buttermilk Park CLO Ltd.,
Series 2018-1A C
4.403%, 10/15/31(l)§		334,000	322,378
Capital One Multi-Asset Execution Trust,
Series 2016-A2 A2
2.657%, 2/15/24(l)		765,000	770,821
Series 2016-A7 A7
2.538%, 9/16/24(l)		90,000	90,520
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-2A A1R
3.036%, 4/27/27(l)§		618,455	618,453
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
4.503%, 10/15/31(l)§		287,000	282,711
Carlyle US CLO Ltd.,
Series 2017-2A A2A
3.978%, 7/20/31(l)§		300,000	298,068
Catamaran CLO Ltd.,
Series 2014-2A BR
5.250%, 10/18/26(l)§		297,000	297,007
Citibank Credit Card Issuance Trust,
Series 2016-A3 A3
2.532%, 12/7/23(l)		100,000	100,587
Series 2017-A7 A7
2.412%, 8/8/24(l)		635,000	636,419
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4
5.210%, 3/25/34(l)		149,193	149,712
Discover Card Execution Note Trust,
Series 2017-A7 A7
2.387%, 4/15/25(l)		110,000	110,200
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
4.353%, 7/15/30(l)§		500,000	485,017
Series 2016-42A DR
5.233%, 7/15/30(l)§		306,000	287,781
Galaxy XVIII CLO Ltd.,
Series 2018-28A A2
3.373%, 7/15/31(l)§		250,000	249,551
Galaxy XXVI CLO Ltd.,
Series 2018-26A A
3.350%, 11/22/31(l)§		250,000	249,353
Harbor Park CLO Ltd.,
Series 2018-1A A2
3.678%, 1/20/31(l)§		250,000	247,044
Series 2018-1A B1
3.978%, 1/20/31(l)§		250,000	248,472
Series 2018-1A D
5.178%, 1/20/31(l)§		250,000	237,758
LCM XVI LP,
Series 16A A2R
3.483%, 10/15/31(l)§		288,889	289,006
Series 16A BR2
4.053%, 10/15/31(l)§		263,490	260,882
Madison Park Euro Funding XIV DAC,
Series 14A A1N
1.120%, 7/15/32(l)§	EUR	250,000	273,441
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR
3.456%, 7/29/30(l)§		$500,000	500,092
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§		360,000	368,523
NZCG Funding Ltd.,
Series 2015-1A A2R
3.682%, 2/26/31(l)§		518,000	510,172
Octagon Investment Partners 24 Ltd.,
Series 2015-1A BS
4.178%, 4/21/31(l)§		292,500	291,768
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R
3.733%, 10/24/30(l)§		300,000	299,051
Series 2016-1A BR
4.083%, 10/24/30(l)§		250,000	249,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Octagon Loan Funding Ltd.,
Series 2014-1A ARR
3.304%, 11/18/31(l)§	$300,000	$298,966
Series 2014-1A DRR
5.024%, 11/18/31(l)§	200,000	189,841
Voya CLO Ltd.,
Series 2013-2A A2AR
3.675%, 4/25/31(l)§	300,000	292,109
Series 2016-3A A1R
3.490%, 10/18/31(l)§	250,000	249,690
Series 2017-2A B
4.653%, 6/7/30(l)§	345,000	341,606

Total Asset-Backed Securities		14,268,445

Collateralized Mortgage Obligations (12.2%)
BCAP LLC Trust,
Series 2009-RR1 2A2
4.974%, 5/26/35(l)§	47,908	47,859
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§	255,193	260,133
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§	336,845	345,337
Series 2019-INV2 A3
4.000%, 5/25/49(l)§	512,394	532,298
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
6.268%, 11/25/23(l)	409,937	441,146
Series 2014-DN2 M3
5.618%, 4/25/24(l)	300,000	318,232
Series 2014-DN4 M3
6.568%, 10/25/24(l)	221,233	236,953
Series 2015-DNA3 M3
6.718%, 4/25/28(l)	431,000	475,514
Series 2015-HQA1 M3
6.718%, 3/25/28(l)	435,000	464,320
Series 2016-DNA1 M3
7.695%, 7/25/28(l)	360,000	398,843
Series 2016-DNA2 M3
6.668%, 10/25/28(l)	397,000	425,386
Series 2017-DNA1 M2
5.268%, 7/25/29(l)	290,000	304,026
Series 2017-DNA2 M2
5.468%, 10/25/29(l)	290,000	305,941
Series 2017-DNA3 M2
4.518%, 3/25/30(l)	870,000	888,576
Series 2017-HQA1 M2
5.568%, 8/25/29(l)	250,000	262,526
FNMA,
Series 2013-C01 M2
7.268%, 10/25/23(l)	523,563	578,863
Series 2014-C01 M2
6.418%, 1/25/24(l)	612,398	665,230
Series 2014-C02 1M2
4.618%, 5/25/24(l)	322,029	335,767
Series 2014-C02 2M2
4.618%, 5/25/24(l)	651,474	675,256
Series 2014-C03 1M2
5.018%, 7/25/24(l)	515,628	541,376
Series 2014-C03 2M2
4.918%, 7/25/24(l)	408,160	425,164
Series 2015-C01 1M2
6.318%, 2/25/25(l)	140,176	148,475
Series 2015-C01 2M2
6.568%, 2/25/25(l)	184,646	191,536
Series 2015-C02 1M2
6.018%, 5/25/25(l)	470,662	496,979
Series 2015-C02 2M2
6.018%, 5/25/25(l)	218,398	225,981
Series 2015-C03 1M2
7.018%, 7/25/25(l)	686,603	741,746
Series 2015-C03 2M2
7.018%, 7/25/25(l)	320,697	339,493
Series 2016-C02 1M2
8.018%, 9/25/28(l)	320,471	349,398
Series 2016-C05 2M2
6.468%, 1/25/29(l)	516,856	544,157
Series 2016-C06 1M2
6.268%, 4/25/29(l)	220,000	235,153
Series 2016-C07 2M2
6.368%, 5/25/29(l)	520,130	548,237
Series 2017-C01 1M2
5.568%, 7/25/29(l)	442,000	464,534
Series 2017-C03 1M2
5.018%, 10/25/29(l)	680,000	706,845
Series 2017-C05 1M2
4.218%, 1/25/30(l)	400,000	405,201
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-W A9
4.843%, 11/25/34(l)	56,360	58,544

Total Collateralized Mortgage Obligations		14,385,025

Commercial Mortgage-Backed Securities (1.7%)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 A3
3.441%, 9/15/48	201,000	212,392
Series 2015-UBS7 A4
3.705%, 9/15/48	224,000	240,595
Series 2015-UBS7 B
4.506%, 9/15/48(l)	145,000	159,185
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 C
3.703%, 3/13/35(l)§	166,000	174,750
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.821%, 7/10/38(l)	110,000	105,177
Core Industrial Trust,
Series 2015-CALW A
3.040%, 2/10/34§	256,000	261,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CSAIL Commercial Mortgage Trust,
Series 2015-C1 A4
3.505%, 4/15/50	$175,000	$185,368
Eleven Madison Mortgage Trust,
Series 2015-11MD A
3.673%, 9/10/35(l)§	259,000	276,409
GS Mortgage Securities Trust,
Series 2016-GS3 B
3.395%, 10/10/49(l)	172,000	179,331
Series 2017-GS6 B
3.869%, 5/10/50	166,000	177,858

Total Commercial Mortgage-Backed Securities		1,972,485

Corporate Bonds (30.8%)
Communication Services (3.8%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
2.950%, 7/15/26	279,000	281,994
CCO Holdings LLC
5.250%, 9/30/22	211,000	212,762
5.375%, 5/1/25§	172,000	178,450
Verizon Communications, Inc.
5.150%, 9/15/23	383,000	428,478

		1,101,684

Entertainment (0.4%)
Netflix, Inc.
5.875%, 2/15/25	400,000	438,756

Media (1.9%)
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24§	85,000	93,174
5.125%, 8/15/27§	200,000	208,320
CSC Holdings LLC
5.500%, 5/15/26§	422,000	443,585
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	207,060
DISH DBS Corp.
6.750%, 6/1/21	95,000	99,731
5.875%, 7/15/22	57,000	59,422
5.875%, 11/15/24	230,000	227,988
iHeartCommunications, Inc.
0.000%, 3/1/21(h)(r)	115,000	—
9.000%, 9/15/22(r)	76,000	—
6.375%, 5/1/26	11,382	12,278
8.375%, 5/1/27	20,630	22,261
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	383,000	397,688
Univision Communications, Inc.
5.125%, 2/15/25§	479,000	464,918

		2,236,425

Wireless Telecommunication Services (0.6%)
Sprint Communications, Inc.
7.000%, 3/1/20§	153,000	154,912
6.000%, 11/15/22	95,000	100,463
Sprint Corp.
7.875%, 9/15/23	95,000	104,354
Sprint eWireless, Inc.
7.000%, 3/1/20(r)	153,000	—
T-Mobile USA, Inc.
6.500%, 1/15/24	95,000	98,468
6.375%, 3/1/25	249,000	257,954

		716,151

Total Communication Services		4,493,016

Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (1.4%)
1011778 BC ULC
4.250%, 5/15/24§	172,000	176,575
5.000%, 10/15/25§	230,000	237,544
Golden Nugget, Inc.
6.750%, 10/15/24§	268,000	272,020
KFC Holding Co.
5.000%, 6/1/24§	172,000	177,805
5.250%, 6/1/26§	249,000	262,944
Stars Group Holdings BV
7.000%, 7/15/26§	134,000	141,709
Wynn Las Vegas LLC
5.500%, 3/1/25§	330,000	345,675

		1,614,272

Household Durables (0.4%)
KB Home
7.000%, 12/15/21	230,000	247,491
Toll Brothers Finance Corp.
5.625%, 1/15/24	211,000	229,463

		476,954

Multiline Retail (0.0%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	224,589	—

Specialty Retail (0.1%)
Party City Holdings, Inc.
6.625%, 8/1/26(x)§	115,000	113,850
PetSmart, Inc.
5.875%, 6/1/25§	76,000	75,799

		189,649

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.
4.875%, 5/15/26§	418,000	441,094

Total Consumer Discretionary		2,721,969

Consumer Staples (0.7%)
Food & Staples Retailing (0.4%)
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	413,000	435,316

Tobacco (0.3%)
Imperial Brands Finance plc
3.500%, 2/11/23§	402,000	410,404

Total Consumer Staples		845,720

Energy (2.8%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
7.750%, 6/15/21(h)	153,000	53,168
8.250%, 6/15/23(h)	191,000	67,805

		120,973

Oil, Gas & Consumable Fuels (2.7%)
Aker BP ASA
4.750%, 6/15/24§	200,000	208,246
California Resources Corp.
8.000%, 12/15/22(x)§	137,000	68,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		$153,000	$175,843
5.875%, 3/31/25		134,000	149,092
Cheniere Energy Partners LP
5.250%, 10/1/25		230,000	238,372
CNX Resources Corp.
5.875%, 4/15/22		313,000	302,436
Energy Transfer Operating LP
7.500%, 10/15/20		364,000	380,820
5.200%, 2/1/22		191,000	201,513
Energy Transfer Partners LP
5.000%, 10/1/22		95,000	100,730
EnQuest plc
7.000%, 4/15/22 PIK(k)(m)		142,000	121,410
Exxon Mobil Corp.
2.222%, 3/1/21		76,000	76,154
Kinder Morgan, Inc.
3.150%, 1/15/23		287,000	293,640
4.300%, 6/1/25		383,000	413,618
Martin Midstream Partners LP
7.250%, 2/15/21		383,000	352,360
Sanchez Energy Corp.
6.125%, 1/15/23(h)		57,000	3,420
Sunoco LP
4.875%, 1/15/23		115,000	117,875

			3,203,899

Total Energy			3,324,872

Financials (5.7%)
Banks (3.2%)
Akbank T.A.S.
5.125%, 3/31/25§		400,000	376,375
Bank of America Corp.
3.500%, 4/19/26		420,000	444,545
3.248%, 10/21/27		153,000	159,321
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	EUR	600,000	633,942
Citigroup, Inc.
4.050%, 7/30/22		$57,000	59,661
3.300%, 4/27/25		57,000	59,263
5.500%, 9/13/25		95,000	107,405
3.400%, 5/1/26		194,000	202,993
3.200%, 10/21/26		575,000	592,226
JPMorgan Chase & Co.
3.375%, 5/1/23		191,000	197,413
3.875%, 9/10/24		191,000	203,221
3.200%, 6/15/26		287,000	297,362
Wells Fargo & Co.
3.000%, 4/22/26		479,000	491,719

			3,825,446

Capital Markets (1.6%)
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25		375,000	391,585
3.750%, 2/25/26		287,000	303,269
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)		300,000	325,688
Morgan Stanley
3.875%, 1/27/26		605,000	648,614
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)		191,000	201,386

			1,870,542

Consumer Finance (0.4%)
Capital One Financial Corp.
3.200%, 2/5/25		183,000	188,183
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		191,000	201,473
Springleaf Finance Corp.
6.625%, 1/15/28		100,000	107,280

			496,936

Diversified Financial Services (0.5%)
Gazprom OAO
3.850%, 2/6/20§		287,000	287,072
Woodside Finance Ltd.
3.700%, 9/15/26§		95,000	98,107
3.700%, 3/15/28§		153,000	157,497

			542,676

Total Financials			6,735,600

Health Care (2.8%)
Health Care Equipment & Supplies (0.1%)
Edwards Lifesciences Corp.
4.300%, 6/15/28		57,000	64,383
Stryker Corp.
3.500%, 3/15/26		95,000	101,251

			165,634

Health Care Providers & Services (1.6%)
Centene Corp.
4.750%, 5/15/22		250,000	254,813
5.375%, 6/1/26§		76,000	79,325
Community Health Systems, Inc.
6.875%, 2/1/22		66,000	49,170
6.250%, 3/31/23		95,000	94,250
CVS Health Corp.
4.300%, 3/25/28		100,000	108,064
DaVita, Inc.
5.000%, 5/1/25		172,000	171,109
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§		134,000	135,173
HCA, Inc.
5.375%, 9/1/26		287,000	314,609
MEDNAX, Inc.
6.250%, 1/15/27§		100,000	98,920
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		322,000	297,045
Orlando Health Obligated Group
3.777%, 10/1/28		75,000	81,884
Tenet Healthcare Corp.
8.125%, 4/1/22		191,000	206,337

			1,890,699

Pharmaceuticals (1.1%)
Allergan Funding SCS
3.800%, 3/15/25		422,000	440,346
Bausch Health Americas, Inc.
8.500%, 1/31/27§		191,000	214,121
Bausch Health Cos., Inc.
6.125%, 4/15/25§		157,000	162,691
Bayer US Finance II LLC
4.375%, 12/15/28§		211,000	227,910
Endo Dac
6.000%, 2/1/25(e)(x)§		430,000	249,400

			1,294,468

Total Health Care			3,350,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (4.4%)
Commercial Services & Supplies (0.4%)
Aramark Services, Inc.
5.000%, 2/1/28§	$53,000	$55,054
West Corp.
8.500%, 10/15/25§	479,000	384,996

		440,050

Electrical Equipment (0.2%)
Vertiv Group Corp.
9.250%, 10/15/24§	306,000	294,907

Industrial Conglomerates (0.3%)
General Electric Co.
3.375%, 3/11/24	300,000	306,598

Machinery (0.8%)
CNH Industrial NV
3.850%, 11/15/27	134,000	136,573
Tennant Co.
5.625%, 5/1/25	391,000	405,662
Terex Corp.
5.625%, 2/1/25§	383,000	392,575

		934,810

Professional Services (0.4%)
IHS Markit Ltd.
4.000%, 3/1/26§	230,000	241,983
Jaguar Holding Co. II
6.375%, 8/1/23§	230,000	238,050

		480,033

Road & Rail (1.3%)
DAE Funding LLC
4.500%, 8/1/22§	76,000	77,527
5.000%, 8/1/24§	306,000	320,826
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§	500,000	668,125
Russian Railways
5.700%, 4/5/22(m)	400,000	428,625

		1,495,103

Trading Companies & Distributors (1.0%)
Aircastle Ltd.
4.125%, 5/1/24	383,000	399,136
Beacon Roofing Supply, Inc.
4.875%, 11/1/25(x)§	306,000	299,452
Herc Holdings, Inc.
5.500%, 7/15/27§	100,000	104,000
United Rentals North America, Inc.
5.875%, 9/15/26	306,000	326,288
6.500%, 12/15/26	100,000	108,825

		1,237,701

Total Industrials		5,189,202

Information Technology (0.8%)
Communications Equipment (0.3%)
CommScope Technologies LLC
6.000%, 6/15/25§	76,000	68,780
5.000%, 3/15/27§	326,000	268,950

		337,730

IT Services (0.1%)
Fiserv, Inc.
3.850%, 6/1/25	115,000	122,867

Software (0.4%)
Symantec Corp.
5.000%, 4/15/25§	422,000	430,160

Total Information Technology		890,757

Materials (4.5%)
Chemicals (0.7%)
INVISTA Finance LLC
4.250%, 10/15/19§	364,000	364,180
LYB International Finance BV
4.000%, 7/15/23	402,000	422,898

		787,078

Construction Materials (0.2%)
Cemex SAB de CV
5.700%, 1/11/25§	287,000	293,446

Containers & Packaging (1.4%)
Crown Americas LLC
4.750%, 2/1/26	134,000	140,030
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	372,000	354,702
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	268,000	276,094
5.875%, 8/15/23§	134,000	142,207
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	100,927	100,760
5.125%, 7/15/23§	134,000	137,015
7.000%, 7/15/24§	95,000	98,088
Sealed Air Corp.
4.875%, 12/1/22§	115,000	120,750
5.125%, 12/1/24§	191,000	203,893
5.500%, 9/15/25§	76,000	81,795

		1,655,334

Metals & Mining (2.2%)
First Quantum Minerals Ltd.
7.250%, 4/1/23§	306,000	301,171
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§	76,000	78,352
5.125%, 5/15/24§	253,000	263,120
Freeport-McMoRan, Inc.
4.550%, 11/14/24	383,000	392,020
Glencore Funding LLC
4.125%, 5/30/23§	115,000	120,468
New Gold, Inc.
6.375%, 5/15/25§	334,000	311,739
Northwest Acquisitions ULC
7.125%, 11/1/22§	276,000	164,220
Novelis Corp.
5.875%, 9/30/26§	341,000	357,027
Steel Dynamics, Inc.
5.125%, 10/1/21	191,000	190,847
5.500%, 10/1/24	191,000	195,479
SunCoke Energy Partners LP
7.500%, 6/15/25§	300,000	267,000

		2,641,443

Total Materials		5,377,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
3.375%, 10/15/26		$460,000	$476,072
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		153,000	160,114
5.000%, 10/15/27		211,000	220,495

			856,681

Total Real Estate			856,681

Utilities (2.3%)
Electric Utilities (1.3%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	587,600
Southern Co. (The)
3.250%, 7/1/26		390,000	401,510
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		249,000	262,543
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	256,548

			1,508,201

Independent Power and Renewable Electricity Producers (0.8%)
Calpine Corp.
5.375%, 1/15/23		149,000	150,490
5.750%, 1/15/25		230,000	235,463
Clearway Energy Operating LLC
5.750%, 10/15/25§		268,000	282,405
Talen Energy Supply LLC
7.250%, 5/15/27§		300,000	304,890

			973,248

Multi-Utilities (0.2%)
Dominion Energy, Inc. Series D
2.850%, 8/15/26		211,000	212,722

Total Utilities			2,694,171

Total Corporate Bonds			36,480,090

Foreign Government Securities (9.6%)
Dominican Republic
8.900%, 2/15/23§	DOP	15,100,000	291,038
Export-Import Bank of India
3.875%, 2/1/28§		$345,000	364,730
Federative Republic of Brazil
4.625%, 1/13/28		400,000	426,250
Gabonese Republic
6.375%, 12/12/24§		700,000	688,844
Iraq Government AID Bond
5.800%, 1/15/28§		700,000	683,594
Kingdom of Spain
1.450%, 4/30/29(m)	EUR	400,000	491,483
2.700%, 10/31/48(m)		850,000	1,310,474
Republic of Angola
8.250%, 5/9/28§		$600,000	622,125
Republic of Argentina
6.875%, 1/26/27		500,000	211,250
Republic of Colombia
9.850%, 6/28/27(x)	COP	1,255,000,000	456,147
4.500%, 3/15/29		$200,000	222,187
5.000%, 6/15/45		500,000	585,937
Republic of Indonesia
4.350%, 1/8/27§		500,000	542,969
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	600,645
Republic of Peru
6.550%, 3/14/37		300,000	439,406
Republic of South Africa
7.000%, 2/28/31	ZAR	8,700,000	483,058
Republic of Uruguay
3.700%, 6/26/37 TIPS	UYU	19,103,620	518,995
Russian Federal Bond
4.875%, 9/16/23§		$600,000	656,062
Ukraine Government Bond
7.375%, 9/25/32§		500,000	503,125
0.000%, 5/31/40(e)§		174,000	162,799
United Mexican States
6.500%, 6/10/21	MXN	6,900,000	348,107
4.150%, 3/28/27		$700,000	741,650

Total Foreign Government Securities			11,350,875

Loan Participations (10.6%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.3%)
Securus Technologies Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.544%, 11/1/24(k)		470,715	416,877

Entertainment (0.4%)
Mission Broadcasting, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.350%, 1/17/24(k)		51,327	51,327
Sinclair Television Group, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.300%, 1/3/24(k)		395,929	396,919

			448,246

Interactive Media & Services (0.3%)
LegalZoom.com, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.544%, 11/21/24(k)		372,188	373,118

Media (0.9%)
Cablevision CSC Holdings LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.278%, 7/17/25(k)		372,145	371,400
Gray Television, Inc., Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 4.832%, 1/2/26(k)		347,375	348,492
Iheartcommunications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.100%, 5/1/26(k)		39,261	39,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2
(ICE LIBOR USD 1 Month + 2.25%), 4.294%, 1/17/24(k)	$257,658	$257,658

		1,017,049

Total Communication Services		2,255,290

Consumer Discretionary (2.7%)
Auto Components (0.5%)
Panther BF Aggregator 2 LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.544%, 4/30/26(k)	200,000	198,000
TI Group Automotive Systems LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.544%, 6/30/22(k)	351,202	348,238

		546,238

Automobiles (0.2%)
Thor Industries, Inc., Term Loan
(ICE LIBOR USD 3 Month + 2.75%), 8.000%, 2/1/26(k)	207,454	201,750
Wand Newco 3, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.542%, 2/5/26(k)	53,329	53,562

		255,312

Autto Components (0.2%)
Adient US LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.459%, 4/25/24(k)	219,450	215,518

Diversified Consumer Services (0.3%)
JBS USA LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.544%, 5/1/26(k)	334,419	335,882

Hotels Restaurants & Leisure (0.0%)
Whatabrands LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.516%, 8/2/26(k)	43,400	43,571

Hotels, Restaurants & Leisure (0.9%)
24 Hour Fitness World, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.544%, 5/30/25(k)	371,241	357,628
Aristocrat Leisure Ltd., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.028%, 10/19/24(k)	339,220	340,175
Boyd Gaming Corp., Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 4.166%, 9/15/23(k)	344,262	345,122

		1,042,925

Recreation Facilities & Svcs (0.1%)
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.300%, 8/24/26(k)	85,334	85,707
Nascar Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 2.75%), 0.000%, 7/27/26(k)	68,849	69,312

		155,019

Specialty Retail (0.5%)
Burlington Coat Factory Warehouse, Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.030%, 11/17/24(k)	375,000	375,820
Jo-Ann Stores, LLC, Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 7.259%, 10/20/23(k)	363,862	249,852

		625,672

Total Consumer Discretionary		3,220,137

Consumer Staples (0.6%)
Food Products (0.3%)
Post Holdings, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.040%, 5/24/24(k)	375,000	375,703

Personal Products (0.3%)
Nutraceutical International Corp., Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.294%, 8/23/23(k)	371,222	363,333

Total Consumer Staples		739,036

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Oxbow Carbon LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.794%, 1/4/23(k)	355,519	353,742

Total Energy		353,742

Financials (0.1%)
Capital Markets (0.1%)
Russell Invest Management Co., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.294%, 6/1/23(k)	139,280	137,409

Total Financials		137,409

Health Care (1.5%)
Biotechnology (0.2%)
Horizon Pharma, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.625%, 5/22/26(k)	191,632	192,350

Health Care Providers & Services (0.9%)
Air Medical Group Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.294%, 3/14/25(k)	371,222	346,721
Civitas Solutions, Inc.
(ICE LIBOR USD 1 Month + 4.25%), 6.300%, 3/9/26(k)	351,305	351,158
National Mentor Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.300%, 3/9/26(k)	21,930	21,921
National Veterinary Associates, Term loan B3
(ICE LIBOR USD 1 Month + 2.75%), 4.794%, 2/2/25(k)	371,250	370,902

		1,090,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.4%)
Endo Pharma, Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.313%, 4/29/24(k)	$162,991	$147,833
Grifols Worldwide Operations Ltd., Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 4.197%, 1/31/25(k)	371,193	372,894

		520,727

Total Health Care		1,803,779

Industrials (1.5%)
Airlines (0.4%)
Air Canada, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.044%, 10/6/23(k)	280,303	281,121
Allegiant Travel Co., Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 6.709%, 2/5/24(k)	202,062	203,577

		484,698

Commercial Services & Supplies (0.3%)
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.540%, 7/3/24(k)	371,250	372,178

Machinery (0.5%)
Harsco Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.313%, 12/6/24(k)	178,792	179,351
Navistar, Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.50%), 5.530%, 11/6/24(k)	373,106	371,474

		550,825

Road & Rail (0.3%)
Avis Budget Group, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.050%, 12/13/25(k)	371,222	369,365

Total Industrials		1,777,066

Information Technology (2.0%)
Communications Equipment (0.6%)
Commscope, Inc.
(ICE LIBOR USD 1 Month + 3.25%), 5.294%, 4/6/26(k)	375,000	373,281
Global Tel Link Corp., 1st Lien, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.294%, 11/29/25(k)	372,188	355,207

		728,488

IT Services (0.5%)
Asurion LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 6.50%), 8.544%, 8/4/25(k)	225,000	228,469
Go Daddy, Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.044%, 2/15/24(k)	279,869	280,180

		508,649

Semiconductors & Semiconductor Equipment (0.1%)
MKS Instruments, Inc., Term Loan
(ICE LIBOR USD 6 Month + 2.25%), 4.362%, 2/2/26(k)	99,742	99,960

Semiconductors & Semiconductors Equipment (0.3%)
ON Semiconductor Corp., Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.044%, 9/19/26(k)	375,000	376,354

Software (0.5%)
TIBCO Software, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.070%, 6/30/26(k)	592,137	592,322

Total Information Technology		2,305,773

Total Loan Participations		12,592,232

Mortgage-Backed Securities (8.6%)
FHLMC
3.500%, 12/1/47	435,470	450,447
4.000%, 5/1/48	1,092,269	1,140,557
3.500%, 5/1/49	854,262	876,434
GNMA
4.500%, 5/20/49	624,373	655,422
3.500%, 10/15/49 TBA	250,000	259,004
UMBS
2.500%, 6/1/27	40,578	41,037
3.500%, 11/1/47	757,187	782,787
4.500%, 5/1/48	830,762	891,622
3.500%, 6/1/48	267,895	276,367
3.000%, 9/1/48	708,595	724,976
3.000%, 11/1/48	882,408	901,429
3.000%, 5/1/49	338,727	343,806
3.500%, 6/1/49	673,528	690,617
UMBS, 30 Year, Single Family
2.500%, 10/25/49 TBA	300,000	298,641
3.000%, 10/25/49 TBA	750,000	761,250
3.500%, 10/25/49 TBA	850,000	871,914
4.000%, 10/25/49 TBA	180,000	186,778

Total Mortgage-Backed Securities		10,153,088

Municipal Bonds (0.5%)
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds, Series A-T 2017
3.250%, 8/1/29	100,000	105,500
Puerto Rico Electric Power Authority Power Revenue Bonds, Series 2013A
6.750%, 7/1/36(h)	660,000	541,200

Total Municipal Bonds		646,700

U.S. Treasury Obligations (11.0%)
U.S. Treasury Bonds
7.875%, 2/15/21	172,000	186,110
3.000%, 11/15/44	1,100,000	1,292,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	$718,589	$729,606
0.125%, 7/15/24 TIPS	2,089,980	2,087,695
0.375%, 7/15/25 TIPS	1,081,920	1,095,824
0.375%, 7/15/27 TIPS	681,759	691,972
U.S. Treasury Notes
2.750%, 2/15/24	191,000	200,498
2.750%, 2/15/28	300,000	325,717
2.875%, 8/15/28	600,000	659,777
3.125%, 11/15/28	2,500,000	2,807,129
2.375%, 5/15/29	2,700,000	2,867,853

Total U.S. Treasury Obligations		12,944,380

Total Long-Term Debt Securities (97.1%) (Cost $113,167,936)		114,793,320

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.0%)
Media (0.0%)
Clear Channel Outdoor Holdings, Inc.*	4,912	12,378
iHeartMedia, Inc.(r)*	33	421
iHeartMedia, Inc., Class A(x)*	1,980	29,700

		42,499

Total Communication Services		42,499
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp.	97	598
Birch Permian Holdings, Inc.(r)*	9,349	84,141
Halcon Resources Corp.(x)*	18,735	1,321
Riviera Resources, Inc.*	1,571	20,989
Roan Resources, Inc.(x)*	1,643	2,021

		109,070

Total Energy		109,070

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A*	1,334	16,515

Total Materials		16,515

Total Common Stock (0.1%) (Cost $354,396)		168,084

EXCHANGE TRADED FUND (ETF):
Fixed Income (2.2%)
Invesco Senior Loan ETF(x) (Cost $2,647,844)	115,000	2,597,850

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Amplify Energy Corp., expiring 4/21/20(r)*	950	—
Halcon Resources Corp., expiring 9/9/20*	1,564	2

		2

Total Energy		2

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	154

Total Materials		154

Total Warrants (0.0%) (Cost $1,114)		156

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $1,147,882, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $1,170,766.(xx)	$1,147,810	1,147,810
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $100,036, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $102,000.(xx)	100,000	100,000

Total Repurchase Agreements		1,647,810

Total Short-Term Investments (1.4%) (Cost $1,647,810)		1,647,810

Total Investments in Securities (100.8%) (Cost $117,819,100)		119,207,220
Other Assets Less Liabilities (-0.8%)		(992,570)

Net Assets (100%)		$118,214,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $36,383,276 or 30.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $3,311,622 or 2.8% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $1,590,869. This was collateralized by $27 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $1,647,810 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNH — China Renminbi

COP — Colombian Peso

DOP — Dominican Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

PIK — Payment-in Kind Security

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Angola	0.5%
Argentina	0.2
Australia	0.5
Brazil	0.4
Canada	0.7
Cayman Islands	9.6
China	0.4
Colombia	1.1
Dominican Republic	0.2
France	0.5
Gabon	0.6
Germany	0.2
India	0.3
Indonesia	0.4
Iraq	0.6
Ireland	0.4
Israel	0.3
Kazakhstan	1.1
Mexico	1.2
Norway	0.2
Peru	0.4
Puerto Rico	0.4
Russia	1.2
South Africa	0.4
Spain	1.5
Switzerland	0.1
Tunisia	0.5
Turkey	0.3
Ukraine	0.6
United Arab Emirates	0.3
United Kingdom	0.6
United States	74.5
Uruguay	0.4
Zambia	0.2
Cash and Other	(0.8)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	10	12/2019	AUD	994,534	12,478
Canada 10 Year Bond	11	12/2019	CAD	1,183,983	(24,970)
U.S. Treasury 5 Year Note	9	12/2019	USD	1,072,336	(8,266)
U.S. Treasury 10 Year Note	28	12/2019	USD	3,648,750	(37,226)
U.S. Treasury 10 Year Ultra Note	10	12/2019	USD	1,424,063	(17,279)
U.S. Treasury Long Bond	3	12/2019	USD	486,937	(8,184)
U.S. Treasury Ultra Bond	14	12/2019	USD	2,686,688	33,009

					(50,438)

Short Contracts
30 Day Federal Funds	(23)	12/2019	USD	(9,423,087)	(4,975)

					(4,975)

					(55,413)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	620,975	AUD	880,000	JPMorgan Chase Bank	10/11/2019	26,815
TRY	1,450,000	USD	223,060	JPMorgan Chase Bank	10/18/2019	32,244
IDR	8,100,000,000	USD	553,014	JPMorgan Chase Bank**	12/16/2019	12,981
USD	330,783	KRW	387,000,000	JPMorgan Chase Bank**	12/16/2019	6,520
USD	651,251	CAD	850,000	JPMorgan Chase Bank	1/21/2020	8,591
USD	1,280,404	AUD	1,845,000	JPMorgan Chase Bank	1/28/2020	30,740
USD	2,912,254	EUR	2,582,708	JPMorgan Chase Bank	1/30/2020	70,794
USD	774,735	CNH	5,500,000	JPMorgan Chase Bank**	2/24/2020	7,209
USD	249,580	CAD	330,000	JPMorgan Chase Bank	3/16/2020	40
USD	1,084,608	EUR	967,191	JPMorgan Chase Bank	3/16/2020	17,223
USD	746,473	SEK	7,100,000	JPMorgan Chase Bank	3/16/2020	17,454

Total unrealized appreciation						230,611

BRL	1,500,000	USD	382,409	JPMorgan Chase Bank**	10/11/2019	(21,629)
MXN	750,000	USD	37,992	JPMorgan Chase Bank	12/16/2019	(447)
JPY	397,100,000	USD	3,763,042	JPMorgan Chase Bank	1/29/2020	(57,333)
NOK	3,100,000	USD	349,556	JPMorgan Chase Bank	1/30/2020	(8,260)
USD	527,438	CAD	700,000	JPMorgan Chase Bank	1/30/2020	(1,824)
NOK	10,200,000	USD	1,139,028	JPMorgan Chase Bank	3/16/2020	(15,937)

Total unrealized depreciation						(105,430)

Net unrealized appreciation						125,181

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$14,268,445	$—		$14,268,445
Collateralized Mortgage Obligations	—	14,385,025	—		14,385,025
Commercial Mortgage-Backed Securities	—	1,972,485	—		1,972,485
Common Stocks
Communication Services	42,078	—	421		42,499
Energy	24,929	—	84,141		109,070
Materials	16,515	—	—		16,515
Corporate Bonds
Communication Services	—	4,493,016	—	(a)	4,493,016
Consumer Discretionary	—	2,721,969	—		2,721,969
Consumer Staples	—	845,720	—		845,720
Energy	—	3,324,872	—		3,324,872
Financials	—	6,735,600	—		6,735,600
Health Care	—	3,350,801	—		3,350,801
Industrials	—	5,189,202	—		5,189,202
Information Technology	—	890,757	—		890,757
Materials	—	5,377,301	—		5,377,301
Real Estate	—	856,681	—		856,681
Utilities	—	2,694,171	—		2,694,171
Exchange Traded Fund	2,597,850	—	—		2,597,850
Foreign Government Securities	—	11,350,875	—		11,350,875
Forward Currency Contracts	—	230,611	—		230,611
Futures	45,487	—	—		45,487
Loan Participations
Communication Services	—	2,255,290	—		2,255,290
Consumer Discretionary	—	3,220,137	—		3,220,137
Consumer Staples	—	739,036	—		739,036
Energy	—	353,742	—		353,742
Financials	—	137,409	—		137,409
Health Care	—	1,803,779	—		1,803,779
Industrials	—	1,777,066	—		1,777,066
Information Technology	—	2,305,773	—		2,305,773
Mortgage-Backed Securities	—	10,153,088	—		10,153,088
Municipal Bonds	—	646,700	—		646,700
Short-Term Investments
Repurchase Agreements	—	1,647,810	—		1,647,810
U.S. Treasury Obligations	—	12,944,380	—		12,944,380
Warrants
Energy	2	—	—		2
Materials	154	—	—		154

Total Assets	$2,727,015	$116,671,741	$84,562		$119,483,318

Liabilities:
Forward Currency Contracts	—	(105,430)	—		(105,430)
Futures	(100,900)	—	—		(100,900)

Total Liabilities	$(100,900)	$(105,430)	$—		$(206,330)

Total	$2,626,115	$116,566,311	$84,562		$119,276,988

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,858,725
Aggregate gross unrealized depreciation	(2,440,253)

Net unrealized appreciation	$1,418,472

Federal income tax cost of investments in securities and derivative instruments, if applicable	$117,858,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (1.2%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$250,830
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		94,000	95,668
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	1,040,717
Queensland Treasury Corp.
4.750%, 7/21/25(m)		2,000,000	1,618,301
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$150,000	161,756
Westpac Banking Corp.
2.700%, 8/19/26		150,000	153,710

Total Australia			3,320,982

Belgium (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26		125,000	133,598
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23		135,000	140,304
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	115,937

Total Belgium			389,839

Brazil (1.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		100,000	113,344
Federative Republic of Brazil
10.000%, 1/1/21	BRL	11,275,000	2,866,396

Total Brazil			2,979,740

Canada (2.9%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		$600,000	623,886
Bank of Montreal
2.350%, 9/11/22		250,000	252,542
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	108,373
Brookfield Finance, Inc.
4.850%, 3/29/29		50,000	56,110
Canada Housing Trust No. 1
2.650%, 12/15/28§	CAD	3,000,000	2,427,162
Canadian Government Bond
1.500%, 3/1/20		3,650,000	2,752,012
Cenovus Energy, Inc.
4.250%, 4/15/27		$100,000	103,655
Enbridge, Inc.
3.500%, 6/10/24		50,000	52,243
3.700%, 7/15/27		100,000	105,843
Export Development Canada
2.625%, 2/21/24		150,000	156,133
Husky Energy, Inc.
4.000%, 4/15/24		50,000	52,364
Hydro-Quebec
8.400%, 1/15/22		75,000	85,658
Nutrien Ltd.
3.150%, 10/1/22		19,000	19,346
Province of Manitoba
2.125%, 5/4/22		100,000	100,820
Province of Ontario
2.250%, 5/18/22		250,000	252,959
Province of Quebec
2.375%, 1/31/22		250,000	253,511
2.625%, 2/13/23		94,000	96,792
Royal Bank of Canada
2.500%, 1/19/21		100,000	100,608
Toronto-Dominion Bank (The)
3.250%, 3/11/24		150,000	156,796
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	114,691
4.875%, 1/15/26		80,000	90,057

Total Canada			7,961,561

Chile (0.1%)
Republic of Chile
3.240%, 2/6/28		200,000	213,313

China (0.6%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27		200,000	207,318
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	208,875
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27(m)		300,000	316,317
Tencent Holdings Ltd.
3.595%, 1/19/28(m)		900,000	935,923

Total China			1,668,433

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	104,910
Republic of Colombia
4.000%, 2/26/24		200,000	211,250

Total Colombia			316,160

Czech Republic (1.1%)
Czech Republic
0.950%, 5/15/30(m)	CZK	78,000,000	3,155,012

Denmark (3.8%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24(m)	EUR	100,000	111,878
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/50	DKK	11,763,442	1,761,503
Nykredit Realkredit A/S
1.500%, 10/1/50(m)		28,835,930	4,316,283
Realkredit Danmark A/S
1.500%, 10/1/50(m)		29,074,730	4,353,133

Total Denmark			10,542,797

France (0.6%)
BNP Paribas SA
5.000%, 1/15/21		$131,000	135,837
Danone SA
2.947%, 11/2/26(m)		780,000	797,665
Electricite de France SA
4.500%, 9/21/28(m)		500,000	554,547
Sanofi
4.000%, 3/29/21		94,000	96,742
Total Capital International SA
2.700%, 1/25/23		113,000	115,367

Total France			1,700,158

Germany (2.3%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	100,670
4.100%, 1/13/26(x)		150,000	148,865
Kreditanstalt fuer Wiederaufbau
2.000%, 10/4/22		188,000	190,005
2.375%, 12/29/22		500,000	511,661
2.000%, 5/2/25(x)		250,000	249,579
2.875%, 4/3/28		1,550,000	1,693,702
0.000%, 4/18/36		3,400,000	2,394,661
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	256,977
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	796,195

Total Germany			6,342,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Hungary (1.2%)
Republic of Hungary
6.375%, 3/29/21		$250,000	$265,235
1.500%, 8/24/22	HUF	945,000,000	3,179,008

Total Hungary			3,444,243

Indonesia (1.2%)
Republic of Indonesia
4.750%, 2/11/29		$200,000	227,500
8.250%, 5/15/29	IDR	18,645,000,000	1,397,759
7.500%, 8/15/32		24,475,000,000	1,700,060

Total Indonesia			3,325,319

Ireland (0.2%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	206,589
Ardagh Packaging Finance plc
4.625%, 5/15/23(m)		275,000	280,844

Total Ireland			487,433

Italy (5.4%)
Republic of Italy
0.350%, 2/1/25	EUR	7,725,000	8,447,060
3.000%, 8/1/29(m)		4,825,000	6,341,825

Total Italy			14,788,885

Japan (2.7%)
Japan Bank for International Cooperation
3.375%, 10/31/23		$200,000	211,373
2.500%, 5/28/25		250,000	256,455
Japan Government Ten Year Bond
0.100%, 6/20/29	JPY	580,000,000	5,533,295
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		$200,000	201,921
3.677%, 2/22/27		200,000	213,419
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	206,826
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	253,452
3.784%, 3/9/26		100,000	106,815
3.010%, 10/19/26		150,000	154,287
Toyota Motor Corp.
2.760%, 7/2/29		100,000	103,155

Total Japan			7,240,998

Mexico (2.3%)
Petroleos Mexicanos
6.375%, 2/4/21		105,000	109,594
3.500%, 1/30/23		94,000	93,671
4.875%, 1/18/24(x)		100,000	102,950
4.500%, 1/23/26		200,000	193,198
5.350%, 2/12/28		50,000	47,844
Sigma Alimentos SA de CV
2.625%, 2/7/24(m)	EUR	200,000	234,407
United Mexican States
4.000%, 10/2/23		$150,000	158,297
4.125%, 1/21/26		200,000	212,100
8.500%, 5/31/29	MXN	92,930,000	5,222,198

Total Mexico			6,374,259

Netherlands (0.4%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		$250,000	268,456
ING Groep NV
4.100%, 10/2/23		200,000	212,286
NXP BV
4.300%, 6/18/29§		50,000	52,802
Shell International Finance BV
3.400%, 8/12/23		50,000	52,667
3.250%, 5/11/25		95,000	100,530
Sigma Holdco BV
5.750%, 5/15/26(m)	EUR	175,000	188,674
UPCB Finance IV Ltd.
5.375%, 1/15/25(m)		$300,000	309,000

Total Netherlands			1,184,415

Norway (1.9%)
Equinor ASA
3.700%, 3/1/24(x)		100,000	106,997
Kingdom of Norway
2.000%, 4/26/28(m)	NOK	39,090,000	4,567,027
1.750%, 9/6/29(m)		6,000,000	691,329

Total Norway			5,365,353

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		$200,000	211,688

Philippines (0.0%)
Republic of Philippines
10.625%, 3/16/25		100,000	142,750

Poland (1.9%)
Republic of Poland
5.000%, 3/23/22		38,000	40,838
2.500%, 1/25/23	PLN	20,100,000	5,154,243
4.000%, 1/22/24		$100,000	108,184

Total Poland			5,303,265

Romania (1.1%)
Romania Government Bond
3.250%, 4/29/24	RON	4,625,000	1,036,275
4.850%, 4/22/26		3,600,000	868,894
5.000%, 2/12/29		4,550,000	1,111,580

Total Romania			3,016,749

Russia (0.7%)
Russian Federal Bond
6.900%, 5/23/29	RUB	130,000,000	2,005,975

Singapore (1.1%)
Republic of Singapore
2.000%, 2/1/24	SGD	2,030,000	1,488,223
2.625%, 5/1/28		2,150,000	1,663,036

Total Singapore			3,151,259

South Africa (1.1%)
Republic of South Africa
10.500%, 12/21/26	ZAR	27,375,000	2,008,197
8.750%, 2/28/48		17,570,000	1,031,531

Total South Africa			3,039,728

South Korea (0.9%)
Republic of Korea
2.000%, 3/10/20	KRW	1,485,000,000	1,244,606
2.375%, 3/10/23		1,470,000,000	1,269,271

Total South Korea			2,513,877

Spain (0.4%)
Banco Santander SA
3.500%, 4/11/22		$200,000	205,284
3.306%, 6/27/29		200,000	206,655
Telefonica Emisiones SA
5.462%, 2/16/21		94,000	97,950
4.103%, 3/8/27		500,000	542,719

Total Spain			1,052,608

Supranational (4.2%)
African Development Bank
3.000%, 9/20/23		100,000	105,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Asian Development Bank
1.750%, 9/13/22		$150,000	$150,484
2.625%, 1/30/24		350,000	364,417
2.125%, 3/19/25		100,000	102,485
European Bank for Reconstruction & Development
2.125%, 3/7/22		150,000	151,636
European Investment Bank
1.625%, 6/15/21		100,000	99,817
2.625%, 5/20/22		250,000	256,275
2.875%, 8/15/23		2,800,000	2,929,104
3.125%, 12/14/23		50,000	53,009
2.125%, 4/13/26		150,000	154,253
Inter-American Development Bank
2.500%, 1/18/23		250,000	256,924
2.125%, 1/15/25		250,000	256,101
3.125%, 9/18/28(x)		3,100,000	3,455,541
International Bank for Reconstruction & Development
2.250%, 6/24/21		200,000	201,790
2.000%, 1/26/22(x)		250,000	251,835
2.125%, 2/13/23		131,000	133,061
2.500%, 7/29/25		250,000	261,743
1.875%, 10/27/26		2,200,000	2,228,033
International Finance Corp.
2.875%, 7/31/23		150,000	156,559

Total Supranational			11,568,199

Sweden (0.1%)
Svensk Exportkredit AB
2.875%, 5/22/21		200,000	203,376

Switzerland (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	95,965
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	467,154
Novartis Capital Corp.
3.000%, 11/20/25		150,000	158,154
Selecta Group BV
5.875%, 2/1/24(m)	EUR	150,000	169,693

Total Switzerland			890,966

Turkey (0.8%)
Republic of Turkey
8.500%, 9/14/22	TRY	13,500,000	2,118,116

United Kingdom (3.0%)
AstraZeneca plc
3.375%, 11/16/25		$100,000	104,676
Barclays Bank plc
5.140%, 10/14/20		131,000	134,026
Barclays plc
3.200%, 8/10/21		200,000	201,709
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)		200,000	206,473
BAT Capital Corp.
3.557%, 8/15/27		75,000	75,469
BP Capital Markets plc
3.062%, 3/17/22		130,000	132,928
CPUK Finance Ltd.
4.250%, 8/28/22(m)	GBP	100,000	124,592
Galaxy Bidco Ltd.
6.500%, 7/31/26(m)		200,000	242,874
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	96,437
HSBC Holdings plc
5.100%, 4/5/21		150,000	156,027
4.000%, 3/30/22		100,000	104,224
4.375%, 11/23/26		200,000	213,366
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)		200,000	213,553
Imperial Brands Finance plc
3.875%, 7/26/29§		500,000	498,500
Jaguar Land Rover Automotive plc
3.500%, 3/15/20(m)		200,000	199,000
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)		200,000	203,673
Ocado Group plc
4.000%, 6/15/24(m)	GBP	90,000	114,273
Pinewood Finance Co. Ltd.
3.250%, 9/30/25§		100,000	125,568
RAC Bond Co. plc
5.000%, 11/6/22(m)		200,000	221,479
Reynolds American, Inc.
4.850%, 9/15/23		$150,000	161,792
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	217,986
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	213,991
Santander UK plc
2.375%, 3/16/20		700,000	701,007
Sky Ltd.
3.750%, 9/16/24(m)		700,000	747,805
Tesco plc
6.125%, 2/24/22	GBP	75,000	102,334
U.K. Treasury Inflation Linked Bonds
1.250%, 7/22/27(m)		950,000	1,251,228
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	98,758
3.500%, 3/22/28		100,000	109,523
Victoria plc
5.250%, 7/15/24§	EUR	100,000	112,135
Vodafone Group plc
4.125%, 5/30/25		$100,000	107,843
4.375%, 5/30/28		725,000	800,361
WPP Finance 2010
3.750%, 9/19/24		50,000	51,834

Total United Kingdom			8,045,444

United States (53.5%)
3M Co.
3.000%, 8/7/25		100,000	104,870
Abbott Laboratories
2.550%, 3/15/22		90,000	91,055
3.400%, 11/30/23		70,000	73,560
AbbVie, Inc.
2.900%, 11/6/22		131,000	133,506
3.600%, 5/14/25		150,000	155,956
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	59,035
Air Lease Corp.
4.250%, 2/1/24		200,000	212,374
Aircastle Ltd.
5.000%, 4/1/23		50,000	53,761
Allergan Finance LLC
3.250%, 10/1/22		75,000	76,603
Allergan Funding SCS
3.800%, 3/15/25		50,000	52,174
Allstate Corp. (The)
3.150%, 6/15/23		94,000	97,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Altria Group, Inc.
2.950%, 5/2/23	$94,000	$95,244
4.000%, 1/31/24	100,000	105,161
4.800%, 2/14/29	50,000	54,652
Amazon.com, Inc.
3.300%, 12/5/21	100,000	103,219
3.150%, 8/22/27	100,000	106,245
American Express Co.
2.650%, 12/2/22	203,000	206,057
American Honda Finance Corp.
2.900%, 2/16/24	150,000	154,513
American International Group, Inc.
4.875%, 6/1/22	150,000	159,940
4.200%, 4/1/28	100,000	108,792
American Tower Corp. (REIT)
5.000%, 2/15/24	100,000	110,483
Ameriprise Financial, Inc.
4.000%, 10/15/23	100,000	106,488
Amgen, Inc.
3.450%, 10/1/20	188,000	190,574
3.625%, 5/15/22	56,000	57,994
Anthem, Inc.
3.350%, 12/1/24	50,000	51,989
Aon plc
3.875%, 12/15/25	100,000	107,706
Apple, Inc.
2.850%, 5/6/21	250,000	253,791
2.150%, 2/9/22	100,000	100,657
1.700%, 9/11/22	130,000	129,787
2.850%, 2/23/23	75,000	77,324
3.200%, 5/13/25	75,000	79,416
2.450%, 8/4/26	100,000	101,212
3.350%, 2/9/27	100,000	106,859
2.900%, 9/12/27	150,000	156,246
Applied Materials, Inc.
4.300%, 6/15/21	75,000	77,854
Aptiv Corp.
4.150%, 3/15/24	25,000	26,434
Arizona Public Service Co.
3.150%, 5/15/25	100,000	103,973
AT&T, Inc.
4.600%, 2/15/21	88,000	90,438
3.875%, 8/15/21	113,000	116,379
3.000%, 6/30/22	50,000	50,992
2.625%, 12/1/22	94,000	95,001
3.550%, 6/1/24	150,000	157,025
3.950%, 1/15/25	100,000	106,757
3.400%, 5/15/25	150,000	156,234
4.350%, 3/1/29	50,000	55,220
AutoZone, Inc.
4.000%, 11/15/20	94,000	95,389
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	100,000	101,353
3.300%, 6/1/29	50,000	52,624
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	61,461
Bank of America Corp.
2.625%, 10/19/20	150,000	150,961
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	233,000	237,959
4.125%, 1/22/24	100,000	107,620
4.200%, 8/26/24	100,000	107,121
4.000%, 1/22/25	100,000	106,064
4.450%, 3/3/26	100,000	108,943
3.500%, 4/19/26	100,000	105,844
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	107,282
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	100,000	104,190
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	200,000	222,165
Bank of New York Mellon Corp. (The)
4.150%, 2/1/21	113,000	116,059
3.000%, 2/24/25	65,000	67,278
3.850%, 4/28/28(x)	150,000	166,998
BB&T Corp.
2.750%, 4/1/22	250,000	253,845
Becton Dickinson and Co.
3.363%, 6/6/24	150,000	155,646
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	96,563
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	66,724
Biogen, Inc.
4.050%, 9/15/25	100,000	108,549
Boeing Co. (The)
3.200%, 3/1/29	75,000	78,638
Boston Properties LP (REIT)
3.650%, 2/1/26	100,000	105,496
Boston Scientific Corp.
3.850%, 5/15/25	50,000	53,672
BP Capital Markets America, Inc.
4.500%, 10/1/20	38,000	38,893
3.245%, 5/6/22	75,000	77,204
3.224%, 4/14/24	675,000	699,762
4.234%, 11/6/28	100,000	112,845
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	94,142
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	104,641
Broadcom Corp.
3.875%, 1/15/27	200,000	200,077
Broadcom, Inc.
3.625%, 10/15/24§	150,000	152,592
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	31,013
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	96,407
3.750%, 4/1/24	25,000	26,769
Capital One Bank USA NA
3.375%, 2/15/23	300,000	308,279
Capital One Financial Corp.
3.800%, 1/31/28	100,000	105,456
Cardinal Health, Inc.
3.410%, 6/15/27(x)	75,000	74,341
Caterpillar, Inc.
2.600%, 6/26/22	56,000	56,851
CBS Corp.
2.900%, 1/15/27	100,000	98,863
Celgene Corp.
3.950%, 10/15/20	19,000	19,326
3.875%, 8/15/25	150,000	162,110
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	66,347
CenterPoint Energy, Inc.
2.500%, 9/1/24	50,000	49,970
Charles Schwab Corp. (The)
3.200%, 1/25/28	100,000	104,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Charter Communications Operating LLC
4.908%, 7/23/25	$170,000	$185,953
Chevron Corp.
3.191%, 6/24/23	75,000	78,331
2.954%, 5/16/26	150,000	156,668
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	105,462
Cigna Corp.
4.125%, 11/15/25	50,000	53,670
Cigna Holding Co.
4.500%, 3/15/21	94,000	96,105
Cisco Systems, Inc.
2.200%, 2/28/21	50,000	50,182
Citigroup, Inc.
2.650%, 10/26/20	250,000	251,519
4.500%, 1/14/22	100,000	105,076
3.875%, 10/25/23	100,000	105,929
3.750%, 6/16/24	150,000	158,325
3.300%, 4/27/25	65,000	67,580
3.200%, 10/21/26	100,000	102,996
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	100,000	107,098
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	100,000	109,139
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	100,000	108,717
Clorox Co. (The)
3.500%, 12/15/24	100,000	106,467
Coca-Cola Co. (The)
3.150%, 11/15/20	169,000	171,316
3.200%, 11/1/23(x)	100,000	105,174
2.125%, 9/6/29	100,000	97,965
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	46,505
Comcast Corp.
3.375%, 8/15/25	100,000	105,857
3.950%, 10/15/25	100,000	109,082
3.300%, 2/1/27	100,000	105,332
4.150%, 10/15/28	50,000	55,990
Comerica, Inc.
4.000%, 2/1/29	25,000	27,548
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	154,184
2.550%, 6/15/26	100,000	101,650
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	80,000	82,720
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	55,664
4.850%, 11/1/28	50,000	56,469
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	95,568
ConocoPhillips Co.
4.950%, 3/15/26	100,000	115,254
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	111,958
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	55,467
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	110,726
CSX Corp.
3.350%, 11/1/25	100,000	105,401
CVS Health Corp.
3.875%, 7/20/25	133,000	140,596
2.875%, 6/1/26	150,000	149,735
4.300%, 3/25/28	125,000	135,080
Deere & Co.
2.600%, 6/8/22	38,000	38,627
Dell International LLC
5.450%, 6/15/23§	100,000	109,256
6.020%, 6/15/26§	150,000	168,532
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	50,000	52,151
Discover Financial Services
3.950%, 11/6/24	100,000	105,813
Discovery Communications LLC
4.375%, 6/15/21	38,000	39,254
3.800%, 3/13/24	100,000	104,264
3.900%, 11/15/24	100,000	104,166
Dollar Tree, Inc.
4.200%, 5/15/28	50,000	53,599
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	52,870
Dow Chemical Co. (The)
4.800%, 11/30/28§	100,000	113,286
DTE Energy Co.
2.529%, 10/1/24(e)	50,000	50,043
Duke Energy Corp.
3.950%, 10/15/23	100,000	106,376
Duke Energy Progress LLC
3.450%, 3/15/29	100,000	107,822
DuPont de Nemours, Inc.
4.725%, 11/15/28	100,000	114,127
Eastman Chemical Co.
3.600%, 8/15/22	75,000	77,117
Eaton Corp.
2.750%, 11/2/22	94,000	95,492
eBay, Inc.
3.250%, 10/15/20	38,000	38,371
3.600%, 6/5/27	100,000	104,053
Ecolab, Inc.
4.350%, 12/8/21	77,000	80,537
Emerson Electric Co.
2.625%, 2/15/23	94,000	96,641
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	153,242
4.050%, 3/15/25	100,000	104,228
5.250%, 4/15/29	50,000	56,288
Entergy Corp.
2.950%, 9/1/26	150,000	152,206
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	97,443
3.900%, 2/15/24	50,000	53,339
4.150%, 10/16/28	25,000	27,724
3.125%, 7/31/29	50,000	51,188
EOG Resources, Inc.
4.100%, 2/1/21	75,000	76,990
EPR Properties (REIT)
3.750%, 8/15/29	25,000	24,952
EQT Corp.
4.875%, 11/15/21	94,000	96,273
ERP Operating LP (REIT)
3.000%, 7/1/29	50,000	51,477
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	105,634
Evergy, Inc.
4.850%, 6/1/21	38,000	39,524
Expedia Group, Inc.
3.800%, 2/15/28	100,000	104,385
Express Scripts Holding Co.
3.900%, 2/15/22	94,000	97,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 3/1/27	$100,000	$103,242
Exxon Mobil Corp.
2.397%, 3/6/22	100,000	101,439
3.176%, 3/15/24	100,000	105,405
FedEx Corp.
2.625%, 8/1/22	19,000	19,150
3.100%, 8/5/29	50,000	49,600
FFCB
2.850%, 9/20/21	475,000	485,505
FHLB
2.750%, 12/13/24	200,000	211,056
3.125%, 6/13/25	270,000	290,291
FHLMC
2.375%, 1/13/22(x)	1,329,000	1,350,216
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	78,323
5.000%, 10/15/25	100,000	113,935
FirstEnergy Corp.
3.900%, 7/15/27	150,000	159,558
Fiserv, Inc.
4.750%, 6/15/21	56,000	58,330
3.200%, 7/1/26	50,000	51,860
3.500%, 7/1/29	50,000	52,385
Florida Power & Light Co.
3.250%, 6/1/24	100,000	104,436
Flowserve Corp.
4.000%, 11/15/23	50,000	51,472
FNMA
2.625%, 1/11/22	285,000	291,438
2.625%, 9/6/24	250,000	262,431
Ford Motor Credit Co. LLC
3.200%, 1/15/21	200,000	200,300
4.389%, 1/8/26	200,000	198,830
Fox Corp.
4.709%, 1/25/29§	50,000	57,092
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	217,000	216,462
General Dynamics Corp.
3.875%, 7/15/21	38,000	39,084
2.250%, 11/15/22	56,000	56,431
General Electric Co.
5.300%, 2/11/21	76,000	78,374
2.700%, 10/9/22	75,000	75,011
3.100%, 1/9/23	75,000	75,924
General Mills, Inc.
4.200%, 4/17/28	75,000	83,506
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	102,482
4.300%, 7/13/25	100,000	103,203
5.250%, 3/1/26	50,000	53,952
3.850%, 1/5/28	100,000	98,431
Georgia Power Co.
3.250%, 4/1/26	100,000	103,832
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	118,678
3.250%, 9/1/22	30,000	31,005
3.650%, 3/1/26	100,000	106,700
GLP Capital LP (REIT)
5.300%, 1/15/29	75,000	82,572
Goldman Sachs Group, Inc. (The)
3.625%, 1/22/23	56,000	58,270
3.850%, 7/8/24	150,000	158,753
4.250%, 10/21/25	75,000	80,297
3.750%, 2/25/26	30,000	31,701
3.500%, 11/16/26	150,000	155,848
3.850%, 1/26/27	150,000	158,886
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	100,000	104,853
Halliburton Co.
3.800%, 11/15/25	150,000	159,022
HCA, Inc.
5.250%, 6/15/26	100,000	111,296
HCP, Inc. (REIT)
3.400%, 2/1/25	100,000	103,691
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	200,000	221,787
Home Depot, Inc. (The)
2.625%, 6/1/22	75,000	76,661
2.125%, 9/15/26	25,000	24,813
HP, Inc.
4.050%, 9/15/22	100,000	105,099
Humana, Inc.
3.950%, 3/15/27	100,000	106,053
Illinois Tool Works, Inc.
3.500%, 3/1/24	100,000	105,983
Ingersoll-Rand Luxembourg Finance SA
3.800%, 3/21/29	50,000	53,136
Intel Corp.
3.300%, 10/1/21	94,000	96,615
2.700%, 12/15/22	75,000	76,753
3.150%, 5/11/27(x)	100,000	106,449
Intercontinental Exchange, Inc.
2.750%, 12/1/20	125,000	125,949
International Business Machines Corp.
2.850%, 5/13/22	150,000	152,971
3.625%, 2/12/24	150,000	158,874
3.500%, 5/15/29	100,000	107,352
International Game Technology plc
6.250%, 2/15/22(m)	250,000	263,661
International Paper Co.
4.750%, 2/15/22	22,000	23,141
3.650%, 6/15/24	100,000	105,106
Jefferies Financial Group, Inc.
5.500%, 10/18/23	50,000	54,053
JM Smucker Co. (The)
3.000%, 3/15/22	135,000	136,861
John Deere Capital Corp.
3.050%, 1/6/28	100,000	104,803
Johnson & Johnson
2.450%, 12/5/21	100,000	101,112
2.050%, 3/1/23	25,000	25,169
3.375%, 12/5/23	50,000	53,028
JPMorgan Chase & Co.
4.250%, 10/15/20	376,000	384,521
3.200%, 1/25/23	131,000	135,231
3.625%, 5/13/24	100,000	105,799
3.875%, 9/10/24	150,000	159,598
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	100,000	103,541
3.300%, 4/1/26	100,000	104,417
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	106,922
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	150,000	158,136
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	100,000	110,578
Kellogg Co.
4.000%, 12/15/20	16,000	16,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	$100,000	$112,203
KeyCorp
5.100%, 3/24/21	75,000	78,171
Kinder Morgan, Inc.
4.300%, 3/1/28	100,000	108,384
KLA Corp.
4.125%, 11/1/21	90,000	93,226
Kraft Heinz Foods Co.
4.625%, 1/30/29	50,000	53,946
L3Harris Technologies, Inc.
4.950%, 2/15/21§	56,000	57,892
4.400%, 6/15/28§	50,000	56,324
Laboratory Corp. of America Holdings
3.200%, 2/1/22	50,000	51,010
Lam Research Corp.
3.800%, 3/15/25	30,000	32,108
Lear Corp.
4.250%, 5/15/29	50,000	51,370
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	75,998
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	58,614
Life Technologies Corp.
5.000%, 1/15/21	75,000	76,947
Lockheed Martin Corp.
3.550%, 1/15/26	100,000	107,072
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	105,063
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	213,120
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24	100,000	99,922
Marathon Oil Corp.
2.800%, 11/1/22	75,000	75,363
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	97,585
5.125%, 12/15/26	50,000	56,164
Marriott International, Inc.
3.125%, 10/15/21	100,000	101,627
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	105,362
McDonald’s Corp.
3.250%, 6/10/24	150,000	157,304
Medtronic, Inc.
3.150%, 3/15/22	55,000	56,616
3.500%, 3/15/25	73,000	78,264
Merck & Co., Inc.
2.350%, 2/10/22	30,000	30,307
2.750%, 2/10/25	150,000	154,808
MetLife, Inc.
4.368%, 9/15/23(e)	150,000	162,031
Micron Technology, Inc.
5.327%, 2/6/29	50,000	54,501
Microsoft Corp.
3.000%, 10/1/20	56,000	56,620
2.375%, 2/12/22	60,000	60,846
2.650%, 11/3/22	75,000	76,835
2.125%, 11/15/22	100,000	101,060
2.000%, 8/8/23	90,000	90,704
3.300%, 2/6/27	250,000	268,776
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	54,205
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	101,003
Moody’s Corp.
4.500%, 9/1/22	19,000	20,205
Morgan Stanley
5.750%, 1/25/21	188,000	196,595
2.500%, 4/21/21	100,000	100,523
3.750%, 2/25/23	56,000	58,548
4.100%, 5/22/23	100,000	105,208
4.000%, 7/23/25	100,000	107,836
3.125%, 7/27/26	100,000	103,227
3.625%, 1/20/27	100,000	105,623
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	105,438
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	106,829
Mosaic Co. (The)
4.250%, 11/15/23	100,000	105,416
Motorola Solutions, Inc.
3.750%, 5/15/22	32,000	33,010
MPLX LP
4.500%, 7/15/23	50,000	53,440
4.875%, 6/1/25	50,000	55,001
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	122,383
Mylan NV
3.950%, 6/15/26	50,000	51,640
National Fuel Gas Co.
3.950%, 9/15/27	100,000	101,778
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	113,567
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	105,526
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	107,079
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	155,288
NetApp, Inc.
3.375%, 6/15/21	100,000	101,808
Newell Brands, Inc.
3.850%, 4/1/23	55,000	56,532
4.200%, 4/1/26	50,000	52,247
Newmont Goldcorp Corp.
3.625%, 6/9/21	100,000	102,004
3.500%, 3/15/22	94,000	96,817
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	105,726
NiSource, Inc.
2.950%, 9/1/29	50,000	50,354
Noble Energy, Inc.
4.150%, 12/15/21	94,000	96,815
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,345
3.250%, 1/15/28	100,000	104,713
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	94,445
5.550%, 3/15/26	100,000	112,977
3.500%, 8/15/29	50,000	50,705
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	104,201
Omnicom Group, Inc.
3.625%, 5/1/22	19,000	19,617
ONEOK, Inc.
4.350%, 3/15/29	50,000	53,496
Oracle Corp.
2.500%, 5/15/22	100,000	101,243
2.500%, 10/15/22	75,000	76,125
2.400%, 9/15/23	100,000	101,140
2.650%, 7/15/26	100,000	101,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 11/15/27	$150,000	$158,671
O’Reilly Automotive, Inc.
3.900%, 6/1/29	75,000	81,663
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	104,740
PepsiCo, Inc.
3.000%, 10/15/27	250,000	264,445
Pfizer, Inc.
2.200%, 12/15/21	100,000	100,553
3.000%, 12/15/26	150,000	157,573
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	52,587
3.125%, 3/2/28	100,000	102,892
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	103,000
PNC Bank NA
2.625%, 2/17/22‡	250,000	253,342
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	160,027
PPG Industries, Inc.
2.800%, 8/15/29	50,000	49,901
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	49,185
Precision Castparts Corp.
2.500%, 1/15/23	38,000	38,607
Progress Energy, Inc.
4.400%, 1/15/21	94,000	96,563
Progressive Corp. (The)
3.750%, 8/23/21	56,000	57,685
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%),
5.875%, 9/15/42(k)	100,000	107,348
Puget Energy, Inc.
3.650%, 5/15/25	50,000	51,407
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	105,967
Raytheon Co.
3.125%, 10/15/20	94,000	95,117
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	57,792
3.250%, 6/15/29	50,000	52,297
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	24,904
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	54,375
Republic Services, Inc.
5.250%, 11/15/21	94,000	100,054
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	76,956
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	171,583
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	105,075
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	106,664
Seagate HDD Cayman
4.750%, 6/1/23(x)	9,000	9,405
4.750%, 1/1/25	25,000	25,788
Sempra Energy
3.400%, 2/1/28	100,000	103,284
Service Properties Trust (REIT)
4.500%, 3/15/25	100,000	100,719
4.750%, 10/1/26	25,000	25,069
Sherwin-Williams Co. (The)
2.750%, 6/1/22	57,000	57,562
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	231,775
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	104,462
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	102,396
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,431
4.200%, 3/1/29	50,000	55,607
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	27,689
Spirit Realty LP (REIT)
3.200%, 1/15/27	25,000	24,808
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	57,238
Starbucks Corp.
3.850%, 10/1/23	50,000	53,205
State of California
5.700%, 11/1/21	100,000	107,761
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	53,093
State Street Corp.
3.300%, 12/16/24	65,000	68,235
Stryker Corp.
3.500%, 3/15/26	100,000	106,580
Synchrony Financial
3.750%, 8/15/21	50,000	51,046
4.500%, 7/23/25	100,000	106,891
Sysco Corp.
2.600%, 10/1/20	30,000	30,129
3.750%, 10/1/25	100,000	107,055
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	102,513
Textron, Inc.
4.300%, 3/1/24	100,000	107,260
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	164,097
Toyota Motor Credit Corp.
3.300%, 1/12/22	94,000	96,860
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	63,835
TWDC Enterprises 18 Corp.
2.300%, 2/12/21	80,000	80,361
3.750%, 6/1/21	19,000	19,554
3.000%, 2/13/26	100,000	105,148
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,233
4.350%, 3/1/29	50,000	56,442
U.S. Treasury Bonds
8.125%, 5/15/21	300,000	330,442
7.125%, 2/15/23	788,000	930,333
7.500%, 11/15/24	500,000	645,371
6.000%, 2/15/26	990,000	1,252,350
6.500%, 11/15/26	150,000	199,090
6.375%, 8/15/27	300,000	404,701
6.125%, 11/15/27	250,000	334,995
5.500%, 8/15/28	300,000	394,811
5.250%, 11/15/28	1,050,000	1,367,625
U.S. Treasury Notes
1.375%, 10/31/20	500,000	497,661
1.750%, 10/31/20	1,000,000	999,287
2.625%, 11/15/20	1,274,000	1,285,409
1.625%, 11/30/20	1,300,000	1,297,372
2.000%, 11/30/20	800,000	801,711
1.750%, 12/31/20	1,700,000	1,699,054
2.375%, 12/31/20	350,000	352,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 1/31/21	$450,000	$447,618
2.125%, 1/31/21	1,000,000	1,004,570
2.000%, 2/28/21	1,700,000	1,705,894
2.250%, 3/31/21	3,500,000	3,525,703
2.250%, 4/30/21	1,700,000	1,713,663
3.125%, 5/15/21	946,000	966,832
1.375%, 5/31/21	500,000	497,197
2.000%, 5/31/21	3,000,000	3,013,916
1.125%, 6/30/21	1,000,000	990,078
2.125%, 6/30/21(x)	1,000,000	1,007,461
2.250%, 7/31/21	1,177,600	1,189,468
2.125%, 8/15/21	688,000	693,550
2.000%, 8/31/21	2,250,000	2,263,777
2.125%, 9/30/21	850,000	857,786
2.000%, 10/31/21	300,000	302,086
2.000%, 11/15/21	922,000	928,933
1.750%, 11/30/21	800,000	801,813
1.875%, 11/30/21(x)	1,700,000	1,708,865
2.000%, 12/31/21	1,300,000	1,310,563
1.750%, 2/28/22	688,000	690,110
1.875%, 2/28/22	800,000	804,672
1.750%, 3/31/22	600,000	602,250
1.750%, 4/30/22	700,000	702,652
1.875%, 4/30/22	400,000	402,688
1.750%, 5/15/22	364,000	365,443
1.750%, 5/31/22	500,000	501,865
1.750%, 6/30/22	400,000	401,742
2.125%, 6/30/22	900,000	912,973
1.875%, 7/31/22	1,400,000	1,410,582
2.000%, 7/31/22	400,000	404,617
1.625%, 8/15/22	1,003,000	1,004,313
1.625%, 8/31/22	900,000	900,809
1.875%, 8/31/22	1,000,000	1,008,438
1.750%, 9/30/22	450,000	452,215
1.875%, 10/31/22	700,000	706,180
1.625%, 11/15/22	376,000	376,521
2.000%, 11/30/22	2,000,000	2,025,156
2.125%, 12/31/22	350,000	356,002
1.750%, 1/31/23	900,000	904,781
2.000%, 2/15/23	1,000,000	1,013,613
2.625%, 2/28/23	1,000,000	1,034,473
1.500%, 3/31/23	500,000	498,828
2.500%, 3/31/23	1,200,000	1,237,687
1.750%, 5/15/23	1,700,000	1,709,895
2.750%, 5/31/23	800,000	833,250
1.375%, 6/30/23	500,000	496,377
2.750%, 7/31/23	1,200,000	1,252,148
2.500%, 8/15/23	350,000	362,175
1.375%, 8/31/23	300,000	297,820
2.750%, 8/31/23	600,000	626,660
1.375%, 9/30/23	1,400,000	1,389,855
1.625%, 10/31/23	750,000	751,655
2.875%, 10/31/23	685,500	720,645
2.750%, 11/15/23	1,350,000	1,413,018
2.125%, 11/30/23	400,000	408,805
2.250%, 1/31/24	750,000	771,270
2.750%, 2/15/24	2,450,000	2,571,830
2.125%, 3/31/24	300,000	307,231
2.500%, 5/15/24	2,300,000	2,394,875
1.750%, 6/30/24	1,800,000	1,815,363
2.000%, 6/30/24	2,550,000	2,599,655
2.375%, 8/15/24	1,750,000	1,815,488
2.250%, 11/15/24	710,000	733,352
2.500%, 1/31/25	1,500,000	1,570,107
2.000%, 2/15/25	1,750,000	1,787,153
2.750%, 2/28/25	300,000	318,088
2.000%, 8/15/25	600,000	613,359
2.250%, 11/15/25	1,150,000	1,192,743
1.625%, 2/15/26	1,400,000	1,400,629
1.625%, 5/15/26	130,000	130,061
1.500%, 8/15/26	900,000	892,775
2.000%, 11/15/26	950,000	974,344
2.250%, 2/15/27	1,750,000	1,825,845
2.375%, 5/15/27	1,200,000	1,264,430
2.250%, 8/15/27	2,050,000	2,143,051
2.250%, 11/15/27	2,800,000	2,929,336
2.750%, 2/15/28	800,000	868,578
2.875%, 5/15/28	1,850,000	2,030,447
2.875%, 8/15/28	1,700,000	1,869,369
3.125%, 11/15/28	400,000	449,141
2.625%, 2/15/29	634,000	686,293
Union Pacific Corp.
3.700%, 3/1/29	100,000	108,738
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	76,033
3.400%, 3/15/29	50,000	53,398
United Technologies Corp.
3.100%, 6/1/22	56,000	57,613
3.950%, 8/16/25	150,000	164,277
UnitedHealth Group, Inc.
2.875%, 12/15/21	45,000	45,829
3.750%, 7/15/25	100,000	107,759
2.875%, 8/15/29	75,000	76,374
US Bancorp
3.600%, 9/11/24	150,000	159,636
3.900%, 4/26/28	100,000	112,124
Valero Energy Corp.
4.000%, 4/1/29	100,000	106,116
Ventas Realty LP (REIT)
3.750%, 5/1/24	150,000	158,311
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	104,231
3.376%, 2/15/25	148,000	155,912
3.875%, 2/8/29	75,000	82,536
Viacom, Inc.
3.875%, 12/15/21	75,000	77,436
Virginia Electric & Power Co.
2.950%, 11/15/26	100,000	103,611
Visa, Inc.
2.800%, 12/14/22	175,000	180,231
Voya Financial, Inc.
3.650%, 6/15/26	100,000	104,643
Wabtec Corp.
4.950%, 9/15/28(e)	75,000	82,429
Walgreen Co.
3.100%, 9/15/22	19,000	19,457
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	102,514
3.450%, 6/1/26	50,000	51,538
Walmart, Inc.
2.650%, 12/15/24	100,000	102,942
Walt Disney Co. (The)
3.700%, 10/15/25§	100,000	108,082
Waste Management, Inc.
3.450%, 6/15/29	50,000	53,982
Wells Fargo & Co.
3.500%, 3/8/22	56,000	57,756
3.450%, 2/13/23	94,000	97,009
3.750%, 1/24/24	100,000	105,561
3.300%, 9/9/24	100,000	104,289
3.550%, 9/29/25	100,000	105,686
3.000%, 4/22/26	150,000	153,983
4.300%, 7/22/27	100,000	109,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	$100,000	$105,686
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	108,472
Westrock Co.
4.900%, 3/15/29	100,000	113,048
Williams Cos., Inc. (The)
4.125%, 11/15/20	150,000	152,863
4.000%, 9/15/25	100,000	105,861
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	76,278
Wisconsin Power & Light Co.
3.000%, 7/1/29	50,000	52,058
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	100,000	101,724
Zoetis, Inc.
3.250%, 2/1/23	85,000	87,760

Total United States		147,839,284

Uruguay (0.1%)
Republic of Uruguay
4.500%, 8/14/24(x)	150,000	161,953

Total Long Term Debt Securities (98.5%) (Cost $267,112,693)		272,066,452

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625% - 2.750%, maturing 5/15/20-8/7/23; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $87,562, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $97,451.(xx)	87,557	87,557
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $690,996, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/15/20-8/15/49; total market value $704,770.(xx)	690,951	690,951

Total Repurchase Agreements		1,978,508

Total Short-Term Investments (0.7%) (Cost $1,978,508)		1,978,508

Total Investments in Securities (99.2%) (Cost $269,091,201)		274,044,960
Other Assets Less Liabilities (0.8%)		2,169,611

Net Assets (100%)		$276,214,571

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $4,835,418 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019. (m) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $32,730,656 or 11.8% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $2,798,758. This was collateralized by $878,638 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/1/19 – 2/15/48 and by cash of $1,978,508 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombian Peso

CZK — Czech Koruna

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungary Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
U.S. Treasury Obligations	$102,658,196	37.2%
Foreign Government Securities	76,674,863	27.8
Financials	35,935,878	13.0
Supranational	11,568,199	4.2
Communication Services	6,467,572	2.3
Energy	5,829,386	2.1
Consumer Staples	5,769,464	2.1
Health Care	5,174,791	1.9
Information Technology	5,057,916	1.8
Utilities	3,478,925	1.3
Industrials	3,470,786	1.3
Consumer Discretionary	2,949,593	1.1
U.S. Government Agency Securities	2,890,937	1.0
Real Estate	2,087,576	0.7
Repurchase Agreements	1,978,508	0.7
Materials	1,808,796	0.6
Municipal Bonds	243,574	0.1
Cash and Other	2,169,611	0.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PNC Bank NA 2.625%, 2/17/22	250,000	243,757	—	(392)	—	9,977	253,342	4,922	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	148,404	—	(729)	—	12,352	160,027	4,388	—

Total		392,161	—	(1,121)	—	22,329	413,369	9,310	—

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,165,078	ZAR	47,500,000	JPMorgan Chase Bank	10/7/2019	30,796
GBP	4,487,105	EUR	5,000,000	JPMorgan Chase Bank	10/9/2019	66,085
USD	5,505,309	PLN	21,000,000	JPMorgan Chase Bank	10/28/2019	266,691
USD	3,309,057	HUF	971,525,000	JPMorgan Chase Bank	11/6/2019	140,039
INR	225,000,000	USD	3,147,944	JPMorgan Chase Bank**	11/7/2019	14,180
USD	2,471,469	EUR	2,200,000	JPMorgan Chase Bank	11/7/2019	66,672
USD	5,402,746	MXN	107,200,000	JPMorgan Chase Bank	11/7/2019	4,993
USD	3,040,734	COP	10,600,000,000	JPMorgan Chase Bank**	11/8/2019	146
USD	2,695,239	AUD	3,950,000	JPMorgan Chase Bank	11/12/2019	25,316
USD	10,663,682	DKK	71,380,000	JPMorgan Chase Bank	11/18/2019	203,116
USD	3,196,929	SGD	4,400,000	JPMorgan Chase Bank	11/26/2019	11,404
USD	2,792,922	JPY	300,000,000	JPMorgan Chase Bank	11/29/2019	7,687

Total unrealized appreciation						837,125

USD	2,150,377	GBP	1,750,000	JPMorgan Chase Bank	10/9/2019	(1,965)
PLN	200,000	USD	52,078	JPMorgan Chase Bank	10/28/2019	(2,186)
EUR	19,025,000	USD	21,424,165	JPMorgan Chase Bank	11/7/2019	(628,128)
MXN	5,690,000	USD	290,539	JPMorgan Chase Bank	11/7/2019	(4,035)
USD	3,147,558	INR	225,000,000	JPMorgan Chase Bank**	11/7/2019	(14,567)
USD	196,965	MXN	4,000,000	JPMorgan Chase Bank	11/7/2019	(4,443)
COP	10,600,000,000	USD	3,151,011	JPMorgan Chase Bank**	11/8/2019	(110,422)
KRW	3,000,000,000	USD	2,543,407	JPMorgan Chase Bank**	11/8/2019	(32,716)
USD	2,899,794	IDR	42,250,000,000	JPMorgan Chase Bank**	11/8/2019	(64,255)
USD	2,474,635	KRW	3,000,000,000	JPMorgan Chase Bank**	11/8/2019	(36,056)
AUD	3,950,000	JPY	291,077,870	JPMorgan Chase Bank	11/12/2019	(29,819)
JPY	1,660,000,000	USD	15,788,052	JPMorgan Chase Bank	11/29/2019	(376,423)
USD	2,880,708	BRL	12,050,000	JPMorgan Chase Bank**	12/3/2019	(8,014)
JPY	645,000,000	USD	6,092,136	JPMorgan Chase Bank	12/9/2019	(97,983)
EUR	14,250,000	USD	15,925,273	JPMorgan Chase Bank	12/17/2019	(300,253)
JPY	1,240,000,000	USD	11,577,727	JPMorgan Chase Bank	12/19/2019	(41,575)

Total unrealized depreciation						(1,752,840)

Net unrealized depreciation						(915,715)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$3,320,982	$—	$3,320,982
Belgium	—	389,839	—	389,839
Brazil	—	2,979,740	—	2,979,740
Canada	—	7,961,561	—	7,961,561
Chile	—	213,313	—	213,313
China	—	1,668,433	—	1,668,433
Colombia	—	316,160	—	316,160
Czech Republic	—	3,155,012	—	3,155,012
Denmark	—	10,542,797	—	10,542,797
France	—	1,700,158	—	1,700,158
Germany	—	6,342,315	—	6,342,315
Hungary	—	3,444,243	—	3,444,243
Indonesia	—	3,325,319	—	3,325,319
Ireland	—	487,433	—	487,433
Italy	—	14,788,885	—	14,788,885
Japan	—	7,240,998	—	7,240,998
Mexico	—	6,374,259	—	6,374,259
Netherlands	—	1,184,415	—	1,184,415
Norway	—	5,365,353	—	5,365,353
Panama	—	211,688	—	211,688
Philippines	—	142,750	—	142,750
Poland	—	5,303,265	—	5,303,265
Romania	—	3,016,749	—	3,016,749
Russia	—	2,005,975	—	2,005,975
Singapore	—	3,151,259	—	3,151,259
South Africa	—	3,039,728	—	3,039,728
South Korea	—	2,513,877	—	2,513,877
Spain	—	1,052,608	—	1,052,608
Supranational	—	11,568,199	—	11,568,199
Sweden	—	203,376	—	203,376
Switzerland	—	890,966	—	890,966
Turkey	—	2,118,116	—	2,118,116
United Kingdom	—	8,045,444	—	8,045,444
United States	—	147,839,284	—	147,839,284
Uruguay	—	161,953	—	161,953
Forward Currency Contracts	—	837,125	—	837,125
Short-Term Investments
Repurchase Agreements	—	1,978,508	—	1,978,508

Total Assets	$—	$274,882,085	$—	$274,882,085

Liabilities:
Forward Currency Contracts	$—	$(1,752,840)	$—	$(1,752,840)

Total Liabilities	$—	$(1,752,840)	$—	$(1,752,840)

Total	$—	$273,129,245	$—	$273,129,245

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,527,237
Aggregate gross unrealized depreciation	(5,139,137)

Net unrealized appreciation	$2,388,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$270,741,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
AGL Energy Ltd.	28,685	$370,956
Alumina Ltd.	95,833	153,297
AMP Ltd.	126,888	156,299
APA Group	50,642	391,712
Aristocrat Leisure Ltd.	23,284	480,895
ASX Ltd.	7,886	431,508
Aurizon Holdings Ltd.	78,944	314,371
AusNet Services	78,401	96,044
Australia & New Zealand Banking Group Ltd.	118,106	2,273,490
Bank of Queensland Ltd.(x)	18,638	124,791
Bendigo & Adelaide Bank Ltd.	19,995	155,065
BHP Group Ltd.	122,803	3,043,570
BHP Group plc	88,045	1,875,422
BlueScope Steel Ltd.	23,279	188,703
Boral Ltd.	48,982	159,682
Brambles Ltd.	68,405	526,337
Caltex Australia Ltd.	10,718	190,402
Challenger Ltd.(x)	24,714	122,937
CIMIC Group Ltd.	4,334	91,999
Coca-Cola Amatil Ltd.	21,916	157,537
Cochlear Ltd.	2,445	343,500
Coles Group Ltd.	47,266	491,294
Commonwealth Bank of Australia	73,796	4,026,030
Computershare Ltd.(x)	21,194	231,024
Crown Resorts Ltd.	15,224	123,819
CSL Ltd.	18,889	2,979,344
Dexus (REIT)	46,429	373,853
Flight Centre Travel Group Ltd.	2,751	88,383
Fortescue Metals Group Ltd.	59,468	353,214
Goodman Group (REIT)	68,053	651,321
GPT Group (The) (REIT)	76,560	318,313
Harvey Norman Holdings Ltd.(x)	22,630	69,192
Incitec Pivot Ltd.	67,603	154,681
Insurance Australia Group Ltd.	99,192	528,902
Lendlease Group	24,201	286,833
Macquarie Group Ltd.	13,480	1,192,609
Magellan Financial Group Ltd.	5,314	184,499
Medibank Pvt Ltd.	118,222	271,299
Mirvac Group (REIT)	156,870	323,991
National Australia Bank Ltd.	117,198	2,349,353
Newcrest Mining Ltd.(x)	31,693	743,344
Oil Search Ltd.	54,608	269,798
Orica Ltd.	16,307	248,084
Origin Energy Ltd.	71,818	386,334
QBE Insurance Group Ltd.	53,660	454,896
Ramsay Health Care Ltd.	6,034	264,193
REA Group Ltd.	2,216	161,863
Rio Tinto Ltd.	15,475	967,924
Rio Tinto plc	47,330	2,449,411
Santos Ltd.	76,566	399,473
Scentre Group (REIT)	221,648	587,933
SEEK Ltd.	13,737	199,065
Sonic Healthcare Ltd.	16,946	320,828
South32 Ltd.	216,845	383,462
Stockland (REIT)	105,963	325,415
Suncorp Group Ltd.	51,947	478,587
Sydney Airport	46,082	249,757
Tabcorp Holdings Ltd.	85,875	281,112
Telstra Corp. Ltd.	172,954	409,741
TPG Telecom Ltd.	16,154	75,668
Transurban Group	111,524	1,105,762
Treasury Wine Estates Ltd.	29,411	368,632
Vicinity Centres (REIT)	141,538	245,515
Wesfarmers Ltd.	47,266	1,269,707
Westpac Banking Corp.	143,718	2,875,153
Woodside Petroleum Ltd.	38,889	849,914
Woolworths Group Ltd.	52,470	1,320,257
WorleyParsons Ltd.	14,098	123,796

		44,462,095

Austria (0.1%)
ANDRITZ AG	3,041	124,295
Erste Group Bank AG*	12,465	412,206
OMV AG	6,321	339,243
Raiffeisen Bank International AG	6,440	149,441
Verbund AG	2,990	163,599
voestalpine AG(x)	4,474	102,795

		1,291,579

Belgium (0.3%)
Ageas	7,316	405,721
Anheuser-Busch InBev SA/NV	31,764	3,026,583
Colruyt SA	2,465	135,089
Groupe Bruxelles Lambert SA	3,426	328,980
KBC Group NV	10,280	668,023
Proximus SADP	6,409	190,355
Solvay SA	3,149	326,064
Telenet Group Holding NV	2,019	95,286
UCB SA	5,097	369,995
Umicore SA(x)	8,461	319,360

		5,865,456

Brazil (1.6%)
Ambev SA (Preference)(q)*	923,880	4,269,244
Atacadao SA*	565,839	2,885,745
B3 SA - Brasil Bolsa Balcao	390,700	4,120,501
Hapvida Participacoes e Investimentos SA(m)	171,628	2,245,442
Itau Unibanco Holding SA (Preference)(q)	517,750	4,370,087
Lojas Renner SA*	271,769	3,294,625
Petroleo Brasileiro SA*	411,247	2,992,093
Petroleo Brasileiro SA (Preference)(q)	564,228	3,735,764
StoneCo Ltd., Class A(x)*	45,960	1,598,489
Telefonica Brasil SA (Preference)(q)*	173,400	2,291,161

		31,803,151

Chile (0.1%)
Antofagasta plc	16,451	181,844
SACI Falabella	187,838	1,049,770

		1,231,614

China (4.1%)
Alibaba Group Holding Ltd. (ADR)*	63,361	10,595,860
Anhui Conch Cement Co. Ltd., Class H(x)	374,000	2,221,277
Baidu, Inc. (ADR)*	9,200	945,392
Bank of China Ltd., Class H	10,447,000	4,105,383
BeiGene Ltd. (ADR)*	1,432	175,363
BOC Hong Kong Holdings Ltd.	151,000	512,472
China Construction Bank Corp., Class H	6,249,420	4,768,176
China International Capital Corp. Ltd., Class H(m)(x)	474,800	920,801
China Life Insurance Co. Ltd., Class H	1,080,000	2,502,367
China Mengniu Dairy Co. Ltd.(x)*	895,000	3,351,525
China Mobile Ltd.	235,500	1,948,553
China Overseas Land & Investment Ltd.	580,000	1,824,132
China Resources Beer Holdings Co. Ltd.	576,000	3,053,549
China Resources Land Ltd.(x)	336,000	1,408,270
CSPC Pharmaceutical Group Ltd.	1,274,000	2,558,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	197,198	$787,864
JD.com, Inc. (ADR)*	155,329	4,381,831
Kweichow Moutai Co. Ltd., Class A	21,447	3,455,123
New Oriental Education & Technology Group, Inc. (ADR)*	26,494	2,934,475
PetroChina Co. Ltd., Class H	1,258,000	646,840
Pinduoduo, Inc. (ADR)(x)*	46,000	1,482,120
Ping An Insurance Group Co. of China Ltd., Class A	178,096	2,171,562
Ping An Insurance Group Co. of China Ltd., Class H	221,000	2,539,144
Prosus NV*	20,854	1,530,853
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	349,600	633,390
Shenzhou International Group Holdings Ltd.	264,300	3,453,095
Sinopharm Group Co. Ltd., Class H	180,000	563,813
TAL Education Group (ADR)*	36,922	1,264,209
Tencent Holdings Ltd.	312,600	13,169,746
Universal Scientific Industrial Shanghai Co. Ltd., Class A	572,397	1,235,660
Yangzijiang Shipbuilding Holdings Ltd.	100,497	69,802
Yihai International Holding Ltd.*	86,000	511,324

		81,722,472

Colombia (0.0%)
Millicom International Cellular SA (SDR)(x)	2,981	144,628

Denmark (0.5%)
AP Moller - Maersk A/S, Class A	156	166,477
AP Moller - Maersk A/S, Class B	281	317,758
Carlsberg A/S, Class B	4,459	659,090
Chr Hansen Holding A/S	4,392	372,778
Coloplast A/S, Class B	4,952	596,413
Danske Bank A/S	26,900	374,561
Demant A/S*	4,068	104,195
DSV A/S	9,095	865,425
Genmab A/S*	2,760	560,264
H Lundbeck A/S	2,723	90,317
ISS A/S	6,972	172,520
Novo Nordisk A/S, Class B	73,762	3,792,040
Novozymes A/S, Class B	8,796	369,820
Orsted A/S(m)	7,813	726,101
Pandora A/S	4,486	180,031
Tryg A/S	5,020	143,859
Vestas Wind Systems A/S	7,877	611,536

		10,103,185

Egypt (0.1%)
Commercial International Bank Egypt SAE	558,161	2,659,150

Finland (0.3%)
Elisa OYJ	6,040	311,390
Fortum OYJ	18,515	437,713
Kone OYJ, Class B	14,067	800,961
Metso OYJ	4,449	166,182
Neste OYJ	16,716	553,329
Nokia OYJ	234,945	1,190,764
Nokian Renkaat OYJ	5,425	153,028
Nordea Bank Abp	134,018	950,392
Orion OYJ, Class B	4,169	155,496
Sampo OYJ, Class A	18,337	729,104
Stora Enso OYJ, Class R	23,119	278,570
UPM-Kymmene OYJ	22,250	657,698
Wartsila OYJ Abp	19,908	222,954

		6,607,581

France (4.9%)
Accor SA	7,884	328,689
Aeroports de Paris	1,258	223,773
Air Liquide SA	17,907	2,549,016
Airbus SE	113,184	14,705,096
Alstom SA	8,074	334,674
Amundi SA(m)	2,589	180,600
Arkema SA	2,931	273,206
Atos SE	4,145	292,214
AXA SA‡	80,840	2,064,454
BioMerieux	1,576	130,378
BNP Paribas SA	46,890	2,282,983
Bollore SA(x)	36,559	151,500
Bouygues SA	9,136	365,949
Bureau Veritas SA	12,258	295,269
Capgemini SE	6,575	774,690
Carrefour SA	25,315	443,129
Casino Guichard Perrachon SA(x)	2,494	119,036
Cie de Saint-Gobain	20,371	799,321
Cie Generale des Etablissements Michelin SCA	7,077	789,870
CNP Assurances	7,430	143,583
Covivio (REIT)	1,632	172,721
Credit Agricole SA	46,911	569,595
Danone SA	25,740	2,267,430
Dassault Aviation SA	103	145,720
Dassault Systemes SE	5,439	775,117
Edenred	9,858	473,090
Eiffage SA	3,365	348,870
Electricite de France SA	23,696	265,248
Engie SA	76,139	1,243,156
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	500,976
EssilorLuxottica SA (Turquoise Stock Exchange)	8,351	1,203,762
Eurazeo SE	1,724	128,247
Eutelsat Communications SA	7,247	134,873
Faurecia SE	3,201	151,838
Gecina SA (REIT)(x)	1,919	301,611
Getlink SE	18,688	280,685
Hermes International	1,316	909,393
Icade (REIT)	1,280	114,471
Iliad SA(x)	1,231	115,684
Imerys SA	1,613	64,838
Ingenico Group SA	2,612	254,802
Ipsen SA	1,556	147,718
JCDecaux SA	3,295	89,210
Kering SA	16,075	8,191,918
Klepierre SA (REIT)	7,844	266,405
Legrand SA	11,052	788,780
L’Oreal SA	10,534	2,949,606
LVMH Moet Hennessy Louis Vuitton SE	41,120	16,343,155
Natixis SA	40,344	167,317
Orange SA	83,167	1,304,876
Pernod Ricard SA	8,852	1,576,522
Peugeot SA	24,143	602,080
Publicis Groupe SA	9,040	444,574
Remy Cointreau SA(x)	1,009	133,951
Renault SA(x)	7,937	455,558
Safran SA	13,644	2,148,156
Sanofi	46,902	4,348,338
Sartorius Stedim Biotech	1,214	169,899
Schneider Electric SE	22,928	2,011,725
SCOR SE	6,414	264,887
SEB SA	971	147,427
Societe BIC SA(x)	1,232	82,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Societe Generale SA	108,722	$2,979,129
Sodexo SA	3,780	424,361
Suez(x)	14,668	230,618
Teleperformance	2,498	541,544
Thales SA	4,365	501,930
TOTAL SA	99,673	5,202,159
Ubisoft Entertainment SA*	3,440	248,737
Unibail-Rodamco-Westfield (REIT)	5,731	835,470
Valeo SA	10,137	328,703
Veolia Environnement SA	21,858	554,149
Vinci SA	21,272	2,291,183
Vivendi SA	38,195	1,048,260
Wendel SA	1,037	143,093
Worldline SA(m)*	3,610	227,820

		95,861,533

Germany (3.6%)
1&1 Drillisch AG	2,500	77,931
adidas AG	16,147	5,027,275
Allianz SE (Registered)	43,335	10,100,773
Aroundtown SA	33,949	277,668
Axel Springer SE*	2,020	138,707
BASF SE	38,288	2,675,856
Bayer AG (Registered)	70,886	4,998,091
Bayerische Motoren Werke AG	13,762	968,843
Bayerische Motoren Werke AG (Preference)(q)	33,492	1,859,910
Beiersdorf AG	4,346	512,535
Brenntag AG	6,351	307,349
Carl Zeiss Meditec AG	1,727	196,893
Commerzbank AG	42,974	249,280
Continental AG	4,524	580,371
Covestro AG(m)	7,462	369,248
Daimler AG (Registered)	37,908	1,884,919
Delivery Hero SE(m)*	4,051	179,971
Deutsche Bank AG (Registered)	84,272	631,117
Deutsche Boerse AG	7,920	1,237,887
Deutsche Lufthansa AG (Registered)	9,878	156,976
Deutsche Post AG (Registered)	41,237	1,377,378
Deutsche Telekom AG (Registered)	138,943	2,331,282
Deutsche Wohnen SE	15,260	557,027
E.ON SE	91,519	889,680
Evonik Industries AG	7,679	189,574
Fraport AG Frankfurt Airport Services Worldwide	1,739	147,502
Fresenius Medical Care AG & Co. KGaA	8,984	604,173
Fresenius SE & Co. KGaA	17,325	810,003
FUCHS PETROLUB SE (Preference)(q)	2,900	108,923
GEA Group AG	5,953	160,720
Hannover Rueck SE	2,616	442,238
HeidelbergCement AG	6,387	461,687
Henkel AG & Co. KGaA	4,191	383,710
Henkel AG & Co. KGaA (Preference)(q)	7,404	732,755
HOCHTIEF AG	876	99,872
HUGO BOSS AG	2,629	140,838
Infineon Technologies AG	52,116	937,945
KION Group AG	2,476	130,213
Knorr-Bremse AG	2,076	195,138
LANXESS AG	3,805	232,247
Merck KGaA	5,374	605,361
METRO AG	8,456	133,457
MTU Aero Engines AG	2,232	593,109
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	6,016	1,556,665
Porsche Automobil Holding SE (Preference)(q)	6,630	431,414
Puma SE	3,303	255,608
RWE AG	22,073	690,237
SAP SE	109,150	12,834,272
Sartorius AG (Preference)(q)	1,566	285,729
Siemens AG (Registered)	37,639	4,030,670
Siemens Healthineers AG(m)	6,619	260,403
Symrise AG	5,302	515,248
Telefonica Deutschland Holding AG	31,953	89,088
thyssenkrupp AG	17,368	240,509
TUI AG	17,040	198,160
Uniper SE	8,394	275,295
United Internet AG (Registered)	5,197	185,398
Volkswagen AG	1,393	239,436
Volkswagen AG (Preference)(q)	7,736	1,315,875
Vonovia SE	21,142	1,072,685
Wirecard AG	4,866	778,318
Zalando SE(m)*	4,675	213,400

		70,164,842

Hong Kong (1.0%)
AIA Group Ltd.	503,800	4,759,865
ASM Pacific Technology Ltd.	11,800	144,081
Bank of East Asia Ltd. (The)	54,200	133,465
CK Asset Holdings Ltd.	107,264	726,708
CK Hutchison Holdings Ltd.	112,264	991,192
CK Infrastructure Holdings Ltd.	28,000	188,448
CLP Holdings Ltd.	68,500	719,723
Dairy Farm International Holdings Ltd.	14,900	93,870
Hang Lung Properties Ltd.	86,000	195,312
Hang Seng Bank Ltd.	31,900	687,842
Henderson Land Development Co. Ltd.	62,474	290,940
HK Electric Investments & HK Electric Investments Ltd.(m)	100,000	95,309
HKT Trust & HKT Ltd.	158,260	251,190
Hong Kong & China Gas Co. Ltd.	421,233	821,215
Hong Kong Exchanges & Clearing Ltd.	49,828	1,462,220
Hongkong Land Holdings Ltd.	50,000	283,500
Hysan Development Co. Ltd.	28,000	112,890
Jardine Matheson Holdings Ltd.	9,500	506,730
Jardine Strategic Holdings Ltd.	9,500	283,005
Kerry Properties Ltd.	30,500	93,979
Link REIT (REIT)	87,500	965,127
Melco Resorts & Entertainment Ltd. (ADR)	8,883	172,419
MTR Corp. Ltd.	66,000	370,517
New World Development Co. Ltd.	248,381	322,610
NWS Holdings Ltd.	62,272	96,455
PCCW Ltd.	157,000	88,138
Power Assets Holdings Ltd.	55,500	372,823
Shangri-La Asia Ltd.	52,166	53,246
Sino Biopharmaceutical Ltd.	1,361,000	1,729,533
Sino Land Co. Ltd.	131,001	196,893
Sun Hung Kai Properties Ltd.	66,500	957,067
Swire Pacific Ltd., Class A	21,500	200,113
Swire Properties Ltd.	50,000	156,934
Techtronic Industries Co. Ltd.	55,000	382,797
Vitasoy International Holdings Ltd.	32,000	129,630
WH Group Ltd.(m)	367,000	328,711
Wharf Holdings Ltd. (The)	51,100	111,488
Wharf Real Estate Investment Co. Ltd.	50,100	273,585
Wheelock & Co. Ltd.	34,000	193,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	35,000	$95,787

		20,039,049

Hungary (0.3%)
OTP Bank Nyrt	92,377	3,846,007
Richter Gedeon Nyrt	116,318	1,881,824

		5,727,831

India (1.7%)
Axis Bank Ltd.	210,336	2,033,055
DLF Ltd.	2,551,792	5,602,731
Eicher Motors Ltd.	5,876	1,472,980
HDFC Bank Ltd. (ADR)	38,040	2,170,182
ICICI Bank Ltd.	383,265	2,345,490
ICICI Bank Ltd. (ADR)	467,961	5,699,765
ICICI Prudential Life Insurance Co. Ltd.(m)	381,915	2,497,821
IndusInd Bank Ltd.	63,830	1,246,134
Infosys Ltd.	169,788	1,930,182
Infosys Ltd. (ADR)	76,742	872,556
L&T Finance Holdings Ltd.	645,166	771,536
Larsen & Toubro Ltd.	132,225	2,750,614
Shree Cement Ltd.	8,427	2,245,987
Tata Consultancy Services Ltd.	89,582	2,653,629

		34,292,662

Indonesia (0.8%)
Astra International Tbk. PT	4,863,900	2,261,482
Bank Central Asia Tbk. PT	2,857,000	6,108,485
Bank Mandiri Persero Tbk. PT	2,082,300	1,023,180
Bank Rakyat Indonesia Persero Tbk. PT	9,621,500	2,792,574
Telekomunikasi Indonesia Persero Tbk. PT	6,583,200	1,998,844
Unilever Indonesia Tbk. PT	300,000	982,741

		15,167,306

Ireland (0.2%)
AerCap Holdings NV*	5,213	285,412
AIB Group plc	34,463	102,321
Bank of Ireland Group plc	43,260	171,631
CRH plc	33,535	1,154,661
Flutter Entertainment plc	3,366	314,634
Kerry Group plc, Class A	6,619	774,103
Kingspan Group plc	6,380	311,534
Smurfit Kappa Group plc	9,026	268,574

		3,382,870

Israel (0.2%)
Azrieli Group Ltd.	1,769	138,925
Bank Hapoalim BM*	49,225	387,994
Bank Leumi Le-Israel BM	63,588	452,547
Check Point Software Technologies Ltd.*	5,077	555,932
Elbit Systems Ltd.	1,005	166,524
Israel Chemicals Ltd.	31,367	155,741
Israel Discount Bank Ltd., Class A	49,960	219,745
Mizrahi Tefahot Bank Ltd.	5,038	125,217
Nice Ltd.*	2,668	392,189
Teva Pharmaceutical Industries Ltd. (ADR)*	43,098	296,514
Wix.com Ltd.*	1,911	223,090

		3,114,418

Italy (0.6%)
Assicurazioni Generali SpA	45,509	881,933
Atlantia SpA	19,977	483,164
Brunello Cucinelli SpA(x)	21,774	678,277
Davide Campari-Milano SpA	24,928	225,242
Enel SpA	339,053	2,531,793
Eni SpA	106,048	1,622,148
Ferrari NV	5,092	785,606
FinecoBank Banca Fineco SpA	25,964	274,844
Intesa Sanpaolo SpA	620,435	1,471,167
Leonardo SpA	17,395	204,575
Mediobanca Banca di Credito Finanziario SpA	26,651	291,064
Moncler SpA	7,112	253,481
Pirelli & C SpA(m)	17,617	104,227
Poste Italiane SpA(m)	22,324	253,783
Prysmian SpA	10,192	218,843
Recordati SpA	4,306	184,729
Snam SpA	83,408	421,279
Telecom Italia SpA (Aquis Stock Exchange)	224,302	122,630
Telecom Italia SpA (Turquoise Stock Exchange)*	391,517	223,395
Terna Rete Elettrica Nazionale SpA	59,829	384,351
UniCredit SpA	83,719	987,320

		12,603,851

Japan (9.2%)
ABC-Mart, Inc.	1,200	76,245
Acom Co. Ltd.	18,300	71,761
Advantest Corp.	8,600	379,792
Aeon Co. Ltd.	26,400	483,563
AEON Financial Service Co. Ltd.(x)	5,400	81,206
Aeon Mall Co. Ltd.	3,980	62,760
AGC, Inc.	8,100	250,960
Air Water, Inc.	6,300	112,570
Aisin Seiki Co. Ltd.(x)	7,100	222,932
Ajinomoto Co., Inc.	18,900	356,587
Alfresa Holdings Corp.	8,100	180,766
Alps Alpine Co. Ltd.	7,900	147,369
Amada Holdings Co. Ltd.	15,000	161,480
ANA Holdings, Inc.	5,300	178,129
Aozora Bank Ltd.	5,300	132,445
Asahi Group Holdings Ltd.	14,900	737,249
Asahi Intecc Co. Ltd.	8,600	225,648
Asahi Kasei Corp.	52,400	515,640
Astellas Pharma, Inc.	78,700	1,119,815
Bandai Namco Holdings, Inc.(x)	8,600	535,288
Bank of Kyoto Ltd. (The)	2,600	101,595
Benesse Holdings, Inc.	2,700	70,069
Bridgestone Corp.	23,700	917,094
Brother Industries Ltd.	9,900	179,093
Calbee, Inc.	3,500	108,763
Canon, Inc.	41,700	1,111,679
Capcom Co. Ltd.	80,500	2,131,528
Casio Computer Co. Ltd.(x)	7,400	114,636
Central Japan Railway Co.	6,000	1,233,017
Chiba Bank Ltd. (The)	21,200	109,015
Chubu Electric Power Co., Inc.	26,300	380,666
Chugai Pharmaceutical Co. Ltd.	9,100	706,960
Chugoku Electric Power Co., Inc. (The)(x)	11,400	146,447
Coca-Cola Bottlers Japan, Inc.	5,400	121,060
Concordia Financial Group Ltd.	48,200	184,553
Credit Saison Co. Ltd.	7,800	104,529
CyberAgent, Inc.(x)	4,500	172,717
Dai Nippon Printing Co. Ltd.	10,400	268,452
Daicel Corp.	10,300	86,972
Daifuku Co. Ltd.	4,300	221,512
Dai-ichi Life Holdings, Inc.	44,400	668,926
Daiichi Sankyo Co. Ltd.	23,600	1,485,081
Daikin Industries Ltd.	10,400	1,363,903
Daito Trust Construction Co. Ltd.	2,900	370,395
Daiwa House Industry Co. Ltd.	23,400	758,755
Daiwa House REIT Investment Corp. (REIT)	70	196,809
Daiwa Securities Group, Inc.	65,600	292,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Denso Corp.	17,900	$786,193
Dentsu, Inc.	9,386	330,300
Disco Corp.	1,200	227,071
East Japan Railway Co.	12,737	1,214,506
Eisai Co. Ltd.	10,500	533,230
Electric Power Development Co. Ltd.	6,700	152,745
FamilyMart Co. Ltd.	10,800	262,996
FANUC Corp.	25,018	4,706,276
Fast Retailing Co. Ltd.(x)	2,400	1,425,239
Fuji Electric Co. Ltd.	4,600	140,606
FUJIFILM Holdings Corp.	14,800	648,805
Fujitsu Ltd.	8,100	648,375
Fukuoka Financial Group, Inc.	6,000	113,258
GMO Payment Gateway, Inc.(x)	1,800	120,361
Hakuhodo DY Holdings, Inc.	10,000	144,370
Hamamatsu Photonics KK	5,800	215,103
Hankyu Hanshin Holdings, Inc.	9,800	377,498
Hikari Tsushin, Inc.	800	172,985
Hino Motors Ltd.	12,300	101,244
Hirose Electric Co. Ltd.	1,449	177,431
Hisamitsu Pharmaceutical Co., Inc.	2,200	96,139
Hitachi Chemical Co. Ltd.	4,500	146,705
Hitachi Construction Machinery Co. Ltd.(x)	4,900	118,053
Hitachi High-Technologies Corp.	2,700	155,820
Hitachi Ltd.	40,340	1,500,928
Hitachi Metals Ltd.	10,000	107,838
Honda Motor Co. Ltd.	68,000	1,759,981
Hoshizaki Corp.	2,200	172,745
Hoya Corp.	15,900	1,296,852
Hulic Co. Ltd.(x)	12,300	125,702
Idemitsu Kosan Co. Ltd.	8,439	238,438
IHI Corp.	6,299	136,787
Iida Group Holdings Co. Ltd.	5,600	91,050
Inpex Corp.	42,600	390,482
Isetan Mitsukoshi Holdings Ltd.	15,700	125,164
Isuzu Motors Ltd.	23,300	256,542
ITOCHU Corp.	56,200	1,159,604
J Front Retailing Co. Ltd.	8,700	101,704
Japan Airlines Co. Ltd.	4,688	139,263
Japan Airport Terminal Co. Ltd.(x)	2,200	95,223
Japan Exchange Group, Inc.	22,300	350,406
Japan Post Bank Co. Ltd.(x)	17,900	173,330
Japan Post Holdings Co. Ltd.	65,100	599,071
Japan Prime Realty Investment Corp. (REIT)	32	151,824
Japan Real Estate Investment Corp. (REIT)	56	375,491
Japan Retail Fund Investment Corp. (REIT)	110	232,564
Japan Tobacco, Inc.	49,000	1,072,222
JFE Holdings, Inc.	20,200	242,867
JGC Holdings Corp.	9,200	120,228
JSR Corp.	7,700	123,129
JTEKT Corp.	8,600	98,547
JXTG Holdings, Inc.	138,033	628,601
Kajima Corp.	19,000	248,999
Kakaku.com, Inc.	5,800	142,579
Kamigumi Co. Ltd.	5,000	113,202
Kaneka Corp.	2,400	74,691
Kansai Electric Power Co., Inc. (The)	30,600	342,012
Kansai Paint Co. Ltd.	7,300	169,529
Kao Corp.	20,400	1,506,345
Kawasaki Heavy Industries Ltd.	6,200	137,160
KDDI Corp.	73,600	1,922,960
Keihan Holdings Co. Ltd.	4,000	177,757
Keikyu Corp.	9,499	184,050
Keio Corp.	4,400	273,868
Keisei Electric Railway Co. Ltd.	5,399	221,952
Keyence Corp.	13,036	8,065,742
Kikkoman Corp.	5,800	276,791
Kintetsu Group Holdings Co. Ltd.	7,400	385,313
Kirin Holdings Co. Ltd.	33,800	715,231
Kobayashi Pharmaceutical Co. Ltd.	2,200	167,251
Kobe Steel Ltd.	12,100	64,459
Koito Manufacturing Co. Ltd.	4,700	229,512
Komatsu Ltd.	38,300	876,694
Konami Holdings Corp.	3,600	173,799
Konica Minolta, Inc.	19,700	137,012
Kose Corp.	1,400	236,301
Kubota Corp.	43,500	657,579
Kuraray Co. Ltd.	13,300	163,229
Kurita Water Industries Ltd.	3,900	104,349
Kyocera Corp.	13,400	830,955
Kyowa Kirin Co. Ltd.	10,400	201,796
Kyushu Electric Power Co., Inc.	14,800	139,616
Kyushu Railway Co.	6,800	216,657
Lawson, Inc.	2,000	102,289
LINE Corp.*	2,600	92,939
Lion Corp.	10,000	197,087
LIXIL Group Corp.	10,900	191,538
M3, Inc.	18,600	447,604
Makita Corp.	8,900	279,861
Marubeni Corp.(x)	64,700	429,458
Marui Group Co. Ltd.	8,800	185,726
Maruichi Steel Tube Ltd.(x)	2,300	60,688
Mazda Motor Corp.	25,560	226,819
McDonald’s Holdings Co. Japan Ltd.	2,710	131,083
Mebuki Financial Group, Inc.	36,300	89,302
Medipal Holdings Corp.	7,800	173,566
Meiji Holdings Co. Ltd.	4,944	360,312
Minebea Mitsumi, Inc.	83,500	1,321,327
MISUMI Group, Inc.	12,400	291,637
Mitsubishi Chemical Holdings Corp.	52,500	373,921
Mitsubishi Corp.	56,300	1,380,359
Mitsubishi Electric Corp.	76,100	1,008,215
Mitsubishi Estate Co. Ltd.	49,200	948,280
Mitsubishi Gas Chemical Co., Inc.	7,300	97,356
Mitsubishi Heavy Industries Ltd.	13,100	512,732
Mitsubishi Materials Corp.	4,200	113,230
Mitsubishi Motors Corp.	27,800	120,585
Mitsubishi Tanabe Pharma Corp.	10,200	111,787
Mitsubishi UFJ Financial Group, Inc.	510,500	2,589,209
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	100,417
Mitsui & Co. Ltd.	69,000	1,128,250
Mitsui Chemicals, Inc.	8,100	180,991
Mitsui Fudosan Co. Ltd.	37,000	916,745
Mitsui OSK Lines Ltd.	4,999	126,218
Mizuho Financial Group, Inc.	1,005,644	1,540,205
MonotaRO Co. Ltd.	5,500	143,750
MS&AD Insurance Group Holdings, Inc.	19,507	631,440
Murata Manufacturing Co. Ltd.	146,009	7,001,680
Nabtesco Corp.	4,800	148,495
Nagoya Railroad Co. Ltd.(x)	7,200	215,084
NEC Corp.	10,600	447,038
Nexon Co. Ltd.*	20,200	244,922
NGK Insulators Ltd.	10,300	146,605
NGK Spark Plug Co. Ltd.	6,000	114,201
NH Foods Ltd.	3,200	128,592
Nidec Corp.	62,956	8,454,299
Nikon Corp.(x)	14,500	180,772
Nintendo Co. Ltd.	12,800	4,737,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Building Fund, Inc. (REIT)	57	$437,549
Nippon Electric Glass Co. Ltd.	2,900	64,477
Nippon Express Co. Ltd.	3,200	163,071
Nippon Paint Holdings Co. Ltd.(x)	6,300	326,872
Nippon Prologis REIT, Inc. (REIT)	74	202,649
Nippon Steel Corp.	33,291	463,534
Nippon Telegraph & Telephone Corp.	26,818	1,278,831
Nippon Yusen KK	5,700	95,154
Nissan Chemical Corp.	5,300	220,333
Nissan Motor Co. Ltd.(x)	95,200	593,520
Nisshin Seifun Group, Inc.	8,180	151,155
Nissin Foods Holdings Co. Ltd.	2,700	194,775
Nitori Holdings Co. Ltd.	3,300	482,525
Nitto Denko Corp.	6,400	308,029
Nomura Holdings, Inc.	135,800	575,101
Nomura Real Estate Holdings, Inc.	5,800	125,200
Nomura Real Estate Master Fund, Inc. (REIT)	167	301,488
Nomura Research Institute Ltd.	15,054	299,479
NSK Ltd.	13,700	115,302
NTT Data Corp.	27,300	351,965
NTT DOCOMO, Inc.	55,600	1,415,647
Obayashi Corp.	27,600	274,660
Obic Co. Ltd.	2,800	319,038
Odakyu Electric Railway Co. Ltd.	12,000	287,223
Oji Holdings Corp.	37,000	172,467
Olympus Corp.	47,800	643,670
Omron Corp.	71,200	3,891,718
Ono Pharmaceutical Co. Ltd.	16,800	304,070
Oracle Corp.	1,800	155,986
Oriental Land Co. Ltd.	8,300	1,261,984
ORIX Corp.	55,000	819,468
Osaka Gas Co. Ltd.	15,900	303,957
Otsuka Corp.	4,800	191,112
Otsuka Holdings Co. Ltd.	16,300	609,036
Pan Pacific International Holdings Corp.	19,200	320,518
Panasonic Corp.	91,300	739,351
Park24 Co. Ltd.(x)	5,500	127,575
PeptiDream, Inc.*	4,000	189,780
Persol Holdings Co. Ltd.	6,900	130,310
Pigeon Corp.(x)	5,100	210,132
Pola Orbis Holdings, Inc.	4,000	89,489
Rakuten, Inc.	36,900	363,454
Recruit Holdings Co. Ltd.	56,600	1,720,117
Renesas Electronics Corp.*	32,200	209,058
Resona Holdings, Inc.	85,505	366,139
Ricoh Co. Ltd.(x)	27,100	243,869
Rinnai Corp.	1,400	94,002
Rohm Co. Ltd.	3,800	289,942
Ryohin Keikaku Co. Ltd.	10,000	186,636
Sankyo Co. Ltd.	1,700	58,409
Santen Pharmaceutical Co. Ltd.	15,000	260,532
SBI Holdings, Inc.	10,460	223,566
Secom Co. Ltd.	8,600	784,081
Sega Sammy Holdings, Inc.	6,600	92,293
Seibu Holdings, Inc.	8,800	153,252
Seiko Epson Corp.(x)	12,500	175,723
Sekisui Chemical Co. Ltd.	15,600	241,376
Sekisui House Ltd.	25,900	509,017
Seven & i Holdings Co. Ltd.	31,400	1,199,952
Seven Bank Ltd.	23,200	63,512
SG Holdings Co. Ltd.	4,300	105,188
Sharp Corp.	8,199	90,616
Shimadzu Corp.	9,600	242,209
Shimamura Co. Ltd.	800	63,334
Shimano, Inc.	3,100	466,756
Shimizu Corp.	26,000	235,172
Shin-Etsu Chemical Co. Ltd.	15,200	1,625,082
Shinsei Bank Ltd.	7,200	104,812
Shionogi & Co. Ltd.	11,000	610,303
Shiseido Co. Ltd.	16,500	1,316,795
Shizuoka Bank Ltd. (The)	17,300	128,800
Showa Denko KK	5,900	154,150
SMC Corp.	2,400	1,023,260
Softbank Corp.(x)	69,800	945,084
SoftBank Group Corp.	68,800	2,697,914
Sohgo Security Services Co. Ltd.	2,800	146,571
Sompo Holdings, Inc.	13,981	584,066
Sony Corp.	53,000	3,111,131
Sony Financial Holdings, Inc.	6,200	134,293
Stanley Electric Co. Ltd.	5,800	153,200
Subaru Corp.	25,300	711,325
SUMCO Corp.	11,100	148,855
Sumitomo Chemical Co. Ltd.	59,900	268,684
Sumitomo Corp.	49,600	774,333
Sumitomo Dainippon Pharma Co. Ltd.	7,600	124,763
Sumitomo Electric Industries Ltd.	32,400	410,825
Sumitomo Heavy Industries Ltd.	4,800	142,058
Sumitomo Metal Mining Co. Ltd.	10,200	315,740
Sumitomo Mitsui Financial Group, Inc.	55,407	1,893,446
Sumitomo Mitsui Trust Holdings, Inc.	13,502	486,509
Sumitomo Realty & Development Co. Ltd.	14,300	543,962
Sumitomo Rubber Industries Ltd.	6,800	80,625
Sundrug Co. Ltd.	3,400	106,913
Suntory Beverage & Food Ltd.	5,700	243,551
Suzuken Co. Ltd.	2,810	150,733
Suzuki Motor Corp.	15,300	649,074
Sysmex Corp.	7,200	481,576
T&D Holdings, Inc.	24,800	262,622
Taiheiyo Cement Corp.	5,500	147,057
Taisei Corp.	8,700	336,735
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	116,162
Taiyo Nippon Sanso Corp.	4,800	96,910
Takeda Pharmaceutical Co. Ltd.	136,216	4,648,666
TDK Corp.	71,300	6,376,610
Teijin Ltd.	8,300	159,360
Terumo Corp.	26,800	862,557
THK Co. Ltd.	4,900	128,386
Tobu Railway Co. Ltd.	8,200	265,434
Toho Co. Ltd.	4,900	214,580
Toho Gas Co. Ltd.	3,000	114,590
Tohoku Electric Power Co., Inc.	18,100	176,438
Tokio Marine Holdings, Inc.	26,600	1,421,701
Tokyo Century Corp.	1,900	87,773
Tokyo Electric Power Co. Holdings, Inc.*	65,700	321,436
Tokyo Electron Ltd.	6,500	1,236,277
Tokyo Gas Co. Ltd.	16,400	413,242
Tokyu Corp.	21,400	401,380
Tokyu Fudosan Holdings Corp.	23,000	146,562
Toppan Printing Co. Ltd.	10,500	185,674
Toray Industries, Inc.	56,400	418,390
Toshiba Corp.	21,200	647,029
Tosoh Corp.	10,500	138,673
TOTO Ltd.(x)	6,200	231,945
Toyo Seikan Group Holdings Ltd.	6,300	97,654
Toyo Suisan Kaisha Ltd.	4,100	164,190
Toyoda Gosei Co. Ltd.	2,600	52,012
Toyota Industries Corp.	6,000	344,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Motor Corp.	95,174	$6,351,682
Toyota Tsusho Corp.	8,600	277,188
Trend Micro, Inc.	5,300	251,949
Tsuruha Holdings, Inc.	1,700	185,054
Unicharm Corp.	17,300	547,200
United Urban Investment Corp. (REIT)	119	227,820
USS Co. Ltd.	9,000	174,548
West Japan Railway Co.	6,600	557,360
Yakult Honsha Co. Ltd.	4,900	273,720
Yamada Denki Co. Ltd.	28,600	138,338
Yamaha Corp.	6,100	273,618
Yamaha Motor Co. Ltd.	12,100	219,115
Yamato Holdings Co. Ltd.	13,600	204,519
Yamazaki Baking Co. Ltd.	4,300	76,674
Yaskawa Electric Corp.	10,000	366,705
Yokogawa Electric Corp.	9,800	179,187
Yokohama Rubber Co. Ltd. (The)	5,000	99,931
Z Holdings Corp.	111,100	312,364
ZOZO, Inc.(x)	8,700	200,512

		181,148,436

Luxembourg (0.1%)
ArcelorMittal	26,780	376,711
Eurofins Scientific SE(x)	495	230,054
RTL Group SA	1,651	79,394
SES SA (FDR)	15,575	283,923
Tenaris SA	20,199	214,303

		1,184,385

Macau (0.1%)
Galaxy Entertainment Group Ltd.	88,000	547,355
MGM China Holdings Ltd.	40,000	62,365
Sands China Ltd.	103,187	467,374
SJM Holdings Ltd.	76,000	72,241
Wynn Macau Ltd.	72,800	142,113

		1,291,448

Malaysia (0.1%)
Malayan Banking Bhd	545,214	1,108,137
Public Bank Bhd	368,000	1,764,853

		2,872,990

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.7%)
Alsea SAB de CV(x)*	619,101	1,439,361
Fomento Economico Mexicano SAB de CV (ADR)	37,012	3,389,559
Fresnillo plc	10,590	89,011
Grupo Financiero Banorte SAB de CV, Class O	672,332	3,613,776
Infraestructura Energetica Nova SAB de CV*	527,678	2,097,449
Wal-Mart de Mexico SAB de CV	1,320,814	3,914,118

		14,543,274

Netherlands (1.4%)
ABN AMRO Bank NV (CVA)(m)	17,043	300,467
Adyen NV(m)*	412	271,412
Aegon NV	72,867	303,151
Akzo Nobel NV	9,494	846,362
ASML Holding NV	17,744	4,395,032
EXOR NV	4,655	311,932
Heineken Holding NV	4,990	496,839
Heineken NV	10,805	1,167,798
ING Groep NV	162,428	1,700,277
Koninklijke Ahold Delhaize NV	49,346	1,234,627
Koninklijke DSM NV	7,563	910,059
Koninklijke KPN NV	145,138	452,591
Koninklijke Philips NV	38,610	1,788,526
Koninklijke Vopak NV	2,793	143,566
NN Group NV	12,576	446,033
NXP Semiconductors NV	11,888	1,297,219
Randstad NV	4,967	244,107
Royal Dutch Shell plc, Class A	181,465	5,319,187
Royal Dutch Shell plc, Class B	156,137	4,599,799
uniQure NV*	29,273	1,152,185
Wolters Kluwer NV	11,583	845,615

		28,226,784

New Zealand (0.1%)
a2 Milk Co. Ltd.*	32,218	267,519
Auckland International Airport Ltd.	39,031	223,637
Fisher & Paykel Healthcare Corp. Ltd.	23,904	258,958
Fletcher Building Ltd.	30,649	98,841
Meridian Energy Ltd.	54,438	177,263
Ryman Healthcare Ltd.	15,863	132,015
Spark New Zealand Ltd.	77,332	213,556

		1,371,789

Norway (0.2%)
Aker BP ASA	4,758	127,296
DNB ASA	40,129	706,850
Equinor ASA	41,560	790,529
Gjensidige Forsikring ASA	8,270	163,943
Mowi ASA	17,705	408,488
Norsk Hydro ASA	59,573	209,542
Orkla ASA	32,394	294,683
Schibsted ASA, Class B	3,916	109,762
Telenor ASA	31,578	633,632
Yara International ASA	7,155	308,138

		3,752,863

Peru (0.3%)
Cia de Minas Buenaventura SAA (ADR)	249,577	3,788,579
Credicorp Ltd.	13,357	2,784,133

		6,572,712

Philippines (0.2%)
Ayala Corp.	9,515	162,377
Ayala Land, Inc.	1,210,090	1,154,523
Jollibee Foods Corp.	261,920	1,121,865
SM Investments Corp.	60,692	1,137,024

		3,575,789

Poland (0.3%)
LPP SA	1,122	2,406,224
Santander Bank Polska SA	34,551	2,701,976

		5,108,200

Portugal (0.3%)
EDP - Energias de Portugal SA	109,859	426,517
Galp Energia SGPS SA	21,329	321,397
Jeronimo Martins SGPS SA	283,906	4,790,183

		5,538,097

Russia (0.8%)
Evraz plc	21,679	124,641
MMC Norilsk Nickel PJSC (ADR)	140,160	3,586,694
Sberbank of Russia PJSC (ADR)	281,459	3,980,534
X5 Retail Group NV (GDR)(m)	118,425	4,142,507
Yandex NV, Class A*	91,606	3,207,126

		15,041,502

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	251,663
CapitaLand Commercial Trust (REIT)	121,613	182,136
CapitaLand Ltd.	110,100	281,194
CapitaLand Mall Trust (REIT)	105,400	200,559
City Developments Ltd.	15,800	112,257
ComfortDelGro Corp. Ltd.	88,200	153,153
DBS Group Holdings Ltd.	155,600	2,814,456
Genting Singapore Ltd.	235,557	149,977
Golden Agri-Resources Ltd.	275,525	44,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jardine Cycle & Carriage Ltd.	4,533	$98,390
Keppel Corp. Ltd.	60,500	259,570
Oversea-Chinese Banking Corp. Ltd.	133,178	1,046,423
SATS Ltd.	28,200	98,750
Sembcorp Industries Ltd.	40,400	60,798
Singapore Airlines Ltd.	21,500	142,177
Singapore Exchange Ltd.	31,500	193,036
Singapore Press Holdings Ltd.	63,400	95,411
Singapore Technologies Engineering Ltd.	63,200	175,587
Singapore Telecommunications Ltd.	337,900	757,870
Suntec REIT (REIT)	96,600	132,793
United Overseas Bank Ltd.	52,567	975,921
UOL Group Ltd.	20,143	109,303
Venture Corp. Ltd.	12,000	132,923
Wilmar International Ltd.	77,800	209,958

		8,679,158

South Africa (0.8%)
Anglo American plc	43,930	1,010,712
AVI Ltd.	350,924	1,906,274
Bidvest Group Ltd. (The)	177,087	2,231,097
Capitec Bank Holdings Ltd.	31,310	2,661,588
Clicks Group Ltd.	171,839	2,439,331
Investec plc	26,630	137,095
Nedbank Group Ltd.	141,118	2,113,462
Reunert Ltd.	233,107	1,062,026
Sanlam Ltd.	640,872	3,155,909

		16,717,494

South Korea (0.7%)
Hotel Shilla Co. Ltd.	21,788	1,570,142
LG Chem Ltd.	2,821	706,341
LG Household & Health Care Ltd.	1,632	1,783,241
Macquarie Korea Infrastructure Fund	51,391	504,823
NCSoft Corp.	2,725	1,186,912
Samsung Biologics Co. Ltd.(m)*	4,892	1,257,610
Samsung Electronics Co. Ltd.	140,253	5,751,294
S-Oil Corp.	12,150	1,009,664

		13,770,027

Spain (1.1%)
ACS Actividades de Construccion y Servicios SA(x)	10,679	426,707
Aena SME SA(m)	2,763	505,937
Amadeus IT Group SA	18,293	1,310,355
Banco Bilbao Vizcaya Argentaria SA	277,963	1,448,328
Banco de Sabadell SA	241,513	234,334
Banco Santander SA	700,641	2,853,429
Bankia SA	54,980	103,821
Bankinter SA	28,719	181,365
CaixaBank SA	152,923	401,695
Cellnex Telecom SA(m)*	8,335	344,311
Enagas SA	9,698	224,725
Endesa SA(x)	13,519	355,704
Ferrovial SA	19,867	574,049
Grifols SA	11,817	348,274
Iberdrola SA	250,324	2,601,808
Industria de Diseno Textil SA	201,832	6,247,625
Mapfre SA	48,340	130,193
Naturgy Energy Group SA(x)	11,750	311,720
Red Electrica Corp. SA	18,520	376,164
Repsol SA	60,575	946,780
Siemens Gamesa Renewable Energy SA	9,441	128,113
Telefonica SA	194,799	1,486,460

		21,541,897

Sweden (1.0%)
Alfa Laval AB	12,685	250,374
Assa Abloy AB, Class B	221,943	4,939,807
Atlas Copco AB, Class A	115,595	3,560,364
Atlas Copco AB, Class B	16,683	452,154
Boliden AB*	11,470	263,620
Electrolux AB	9,140	216,707
Epiroc AB, Class A	28,205	305,715
Epiroc AB, Class B	17,364	179,389
Essity AB, Class B	25,282	737,859
Hennes & Mauritz AB, Class B	34,481	668,460
Hexagon AB, Class B	10,615	511,769
Husqvarna AB, Class B	17,218	130,971
ICA Gruppen AB	3,901	180,228
Industrivarden AB, Class C	7,121	155,889
Investor AB, Class B	18,988	927,985
Kinnevik AB, Class B	9,984	262,581
L E Lundbergforetagen AB, Class B	3,262	122,738
Lundin Petroleum AB	7,676	230,263
Sandvik AB	46,418	723,097
Securitas AB, Class B	13,689	209,700
Skandinaviska Enskilda Banken AB, Class A	66,771	613,715
Skanska AB, Class B	14,599	295,716
SKF AB, Class B	16,170	267,254
Svenska Handelsbanken AB, Class A	62,541	585,636
Swedbank AB, Class A	37,222	535,791
Swedish Match AB	6,908	285,680
Tele2 AB, Class B(x)	21,432	318,953
Telefonaktiebolaget LM Ericsson, Class B	128,078	1,023,422
Telia Co. AB	114,063	510,639
Volvo AB, Class B	61,820	868,201

		20,334,677

Switzerland (3.1%)
ABB Ltd. (Registered)	76,826	1,509,501
Adecco Group AG (Registered)	6,574	363,726
Alcon, Inc.*	17,316	1,009,760
Baloise Holding AG (Registered)	2,093	374,960
Barry Callebaut AG (Registered)	94	193,830
Chocoladefabriken Lindt & Spruengli AG	46	339,682
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	331,046
Cie Financiere Richemont SA (Registered)	21,760	1,596,380
Clariant AG (Registered)*	8,613	167,678
Coca-Cola HBC AG*	8,609	281,249
Credit Suisse Group AG (Registered)*	347,883	4,264,665
Dufry AG (Registered)*	1,479	123,708
EMS-Chemie Holding AG (Registered)	343	213,591
Geberit AG (Registered)	1,529	730,145
Givaudan SA (Registered)	385	1,073,934
Glencore plc*	457,672	1,377,283
Julius Baer Group Ltd.*	9,191	407,220
Kuehne + Nagel International AG (Registered)	2,315	340,970
LafargeHolcim Ltd. (Registered)*	20,240	996,131
Lonza Group AG (Registered)*	3,104	1,049,336
Nestle SA (Registered)	127,687	13,852,962
Novartis AG (Registered)	89,554	7,765,145
Pargesa Holding SA	1,598	122,886
Partners Group Holding AG	753	577,774
Roche Holding AG	29,288	8,523,320
Schindler Holding AG	1,680	375,709
Schindler Holding AG (Registered)	898	200,285
SGS SA (Registered)	229	567,653
Sika AG (Registered)	5,284	772,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sonova Holding AG (Registered)	2,315	$538,129
STMicroelectronics NV	27,850	538,196
Straumann Holding AG (Registered)	443	362,106
Swatch Group AG (The)	1,257	333,630
Swatch Group AG (The) (Registered)	2,387	119,942
Swiss Life Holding AG (Registered)	1,417	677,372
Swiss Prime Site AG (Registered)*	3,081	301,447
Swiss Re AG	12,704	1,325,070
Swisscom AG (Registered)	1,077	531,243
Temenos AG (Registered)*	2,652	443,749
UBS Group AG (Registered)*	351,190	3,986,757
Vifor Pharma AG	1,990	317,925
Zurich Insurance Group AG	6,309	2,414,747

		61,393,813

Taiwan (1.3%)
ASE Technology Holding Co. Ltd.	586,282	1,337,935
Cathay Financial Holding Co. Ltd.	566,000	746,165
CTBC Financial Holding Co. Ltd.	2,407,000	1,598,227
Eclat Textile Co. Ltd.	75,000	1,005,657
Hon Hai Precision Industry Co. Ltd.	254,880	601,371
Largan Precision Co. Ltd.	5,000	717,175
MediaTek, Inc.	182,000	2,164,676
Mega Financial Holding Co. Ltd.	1,818,000	1,684,717
Nanya Technology Corp.	274,000	710,954
President Chain Store Corp.	34,000	317,813
Taiwan Cement Corp.	401,290	512,858
Taiwan Semiconductor Manufacturing Co. Ltd.	1,646,133	14,432,084
Vanguard International Semiconductor Corp.	418,000	844,771

		26,674,403

Thailand (0.3%)
Bangkok Dusit Medical Services PCL, Class F	1,846,300	1,460,862
CP ALL PCL	436,200	1,155,213
Muangthai Capital PCL	606,900	1,131,054
PTT PCL	1,521,500	2,375,401

		6,122,530

Turkey (0.3%)
Haci Omer Sabanci Holding A/S	1,750,078	2,965,866
Tupras Turkiye Petrol Rafinerileri A/S	106,893	2,716,336

		5,682,202

United Arab Emirates (0.0%)
NMC Health plc(x)	4,015	133,783

United Kingdom (4.9%)
3i Group plc	39,850	571,557
Admiral Group plc	7,898	205,679
Ashtead Group plc	19,269	536,391
Associated British Foods plc	14,672	415,460
AstraZeneca plc	54,683	4,881,968
Auto Trader Group plc(m)	40,665	254,998
Aviva plc	161,623	793,503
BAE Systems plc	133,156	933,215
Barclays plc	718,719	1,329,086
Barratt Developments plc	42,205	336,268
Berkeley Group Holdings plc	4,866	250,029
BP plc	848,148	5,378,970
British American Tobacco plc	95,620	3,535,905
British Land Co. plc (The) (REIT)	38,884	279,592
BT Group plc	351,604	772,028
Bunzl plc	13,789	360,278
Burberry Group plc	16,566	442,816
Centrica plc	224,165	203,244
CNH Industrial NV	43,580	443,650
Coca-Cola European Partners plc	9,436	523,226
Compass Group plc	66,126	1,701,718
Croda International plc	5,406	323,042
DCC plc	3,827	333,901
Diageo plc	99,038	4,058,666
Direct Line Insurance Group plc	58,497	215,919
easyJet plc	7,079	100,096
Experian plc	37,936	1,212,283
Farfetch Ltd., Class A*	88,620	765,677
Fiat Chrysler Automobiles NV	45,248	585,504
G4S plc	69,521	161,727
GlaxoSmithKline plc	207,925	4,460,143
GVC Holdings plc	23,970	219,097
Halma plc	16,295	394,900
Hargreaves Lansdown plc	11,522	294,529
HSBC Holdings plc	843,617	6,478,784
Imperial Brands plc	39,883	896,515
Informa plc	50,487	528,890
InterContinental Hotels Group plc	7,019	437,983
Intertek Group plc	6,489	437,065
ITV plc	154,079	238,515
J Sainsbury plc	74,891	202,397
John Wood Group plc	28,802	134,536
Johnson Matthey plc	7,748	291,227
Kingfisher plc	94,460	240,184
Land Securities Group plc (REIT)	30,233	318,349
Legal & General Group plc	246,619	753,224
Linde plc	13,586	2,631,880
Lloyds Banking Group plc	2,957,356	1,967,921
London Stock Exchange Group plc	13,115	1,178,455
Marks & Spencer Group plc	84,148	190,840
Meggitt plc	32,562	254,233
Melrose Industries plc	202,411	501,731
Merlin Entertainments plc(m)	28,416	158,064
Micro Focus International plc	14,706	205,554
Mondi plc	20,834	399,104
National Grid plc	142,228	1,542,235
Next plc	5,577	424,186
Ocado Group plc*	19,510	317,248
Pearson plc(x)	33,285	302,031
Persimmon plc	13,843	369,348
Prudential plc	347,308	6,298,730
Reckitt Benckiser Group plc	29,485	2,299,908
RELX plc (London Stock Exchange)	39,554	939,845
RELX plc (Turquoise Stock Exchange)	41,772	993,907
Rentokil Initial plc	79,375	456,552
Rolls-Royce Holdings plc*	70,231	684,257
Royal Bank of Scotland Group plc	204,575	522,187
RSA Insurance Group plc	44,266	290,750
Sage Group plc (The)	46,600	396,152
Schroders plc	5,408	204,469
Segro plc (REIT)	45,816	456,749
Severn Trent plc	9,983	265,745
Smith & Nephew plc	36,465	878,328
Smiths Group plc	16,787	324,055
Spirax-Sarco Engineering plc	3,159	304,711
SSE plc	42,117	644,982
St James’s Place plc	22,520	271,191
Standard Chartered plc	116,392	979,157
Standard Life Aberdeen plc	97,284	341,861
Taylor Wimpey plc	138,739	275,497
TechnipFMC plc (Aquis Stock Exchange)	32,675	783,867
TechnipFMC plc (Turquoise Stock Exchange)	10,487	253,156
Tesco plc	408,259	1,209,759
Unilever NV	60,759	3,652,269
Unilever plc	160,576	9,654,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Utilities Group plc	28,536	$289,744
Vodafone Group plc	1,114,011	2,218,966
Weir Group plc (The)	10,880	190,696
Whitbread plc	5,737	302,896
Wm Morrison Supermarkets plc	102,384	252,150
WPP plc	51,864	649,172

		95,961,903

United States (39.1%)
3M Co.	26,932	4,427,621
Abbott Laboratories	44,421	3,716,705
AbbVie, Inc.	37,270	2,822,084
ABIOMED, Inc.*	1,111	197,636
ACADIA Pharmaceuticals, Inc.*	55,200	1,986,648
Accenture plc, Class A	16,063	3,089,718
Activision Blizzard, Inc.	19,174	1,014,688
Adobe, Inc.*	46,724	12,907,505
Advance Auto Parts, Inc.	1,819	300,863
Advanced Micro Devices, Inc.*	27,283	790,934
AES Corp.	16,344	267,061
Affiliated Managers Group, Inc.	1,395	116,273
Aflac, Inc.	18,660	976,291
Agilent Technologies, Inc.	59,905	4,590,520
Air Products & Chemicals, Inc.	5,510	1,222,449
Akamai Technologies, Inc.*	4,108	375,389
Alaska Air Group, Inc.	2,939	190,770
Albemarle Corp.(x)	2,826	196,464
Alexandria Real Estate Equities, Inc. (REIT)	2,860	440,554
Alexion Pharmaceuticals, Inc.*	5,541	542,686
Align Technology, Inc.*	1,861	336,692
Allegion plc	2,308	239,224
Allergan plc	8,245	1,387,551
Alliance Data Systems Corp.	987	126,464
Alliant Energy Corp.	5,900	318,187
Allstate Corp. (The)	8,161	886,937
Alphabet, Inc., Class C*	7,595	9,258,305
Alphabet, Inc., Class A*	24,841	30,334,339
Altria Group, Inc.	46,831	1,915,388
Amazon.com, Inc.*	11,945	20,735,445
Amcor plc	40,773	397,537
Ameren Corp.	6,148	492,147
American Airlines Group, Inc.	9,569	258,076
American Electric Power Co., Inc.	12,351	1,157,165
American Express Co.	17,140	2,027,319
American International Group, Inc.	21,771	1,212,645
American Tower Corp. (REIT)	11,151	2,465,821
American Water Works Co., Inc.	4,447	552,451
Ameriprise Financial, Inc.	3,313	487,342
AmerisourceBergen Corp.	3,750	308,737
AMETEK, Inc.	5,680	521,538
Amgen, Inc.	15,073	2,916,776
Amphenol Corp., Class A	7,414	715,451
Analog Devices, Inc.	9,255	1,034,061
AnaptysBio, Inc.*	5,102	178,519
ANSYS, Inc.*	2,101	465,077
Anthem, Inc.	35,713	8,574,691
AO Smith Corp.	3,385	161,498
Aon plc	5,921	1,146,128
Apache Corp.	9,535	244,096
Apartment Investment & Management Co. (REIT), Class A	3,640	189,790
Apple, Inc.	106,767	23,912,605
Applied Materials, Inc.	23,064	1,150,894
Aptiv plc	6,311	551,708
Archer-Daniels-Midland Co.	14,021	575,842
Arconic, Inc.	9,622	250,172
Arista Networks, Inc.*	1,362	325,409
Arthur J Gallagher & Co.	4,784	428,503
Assurant, Inc.	1,578	198,544
AT&T, Inc.	183,650	6,949,316
Atmos Energy Corp.	2,928	333,470
Autodesk, Inc.*	5,497	811,907
Automatic Data Processing, Inc.	10,894	1,758,509
AutoZone, Inc.*	615	667,041
AvalonBay Communities, Inc. (REIT)	3,489	751,286
Avery Dennison Corp.	2,014	228,730
Baker Hughes a GE Co.	16,178	375,330
Ball Corp.	8,379	610,075
Bank of America Corp.	210,554	6,141,860
Bank of New York Mellon Corp. (The)	21,560	974,728
Baxter International, Inc.	12,832	1,122,415
BB&T Corp.	19,172	1,023,210
Becton Dickinson and Co.	6,825	1,726,452
Berkshire Hathaway, Inc., Class B*	49,283	10,251,850
Best Buy Co., Inc.	5,649	389,725
Biogen, Inc.*	4,636	1,079,354
BlackRock, Inc.‡	2,935	1,307,953
Bluebird Bio, Inc.*	12,430	1,141,323
Blueprint Medicines Corp.*	22,940	1,685,402
Boeing Co. (The)	13,436	5,111,995
Booking Holdings, Inc.*	1,068	2,096,067
BorgWarner, Inc.	5,060	185,601
Boston Properties, Inc. (REIT)	3,613	468,462
Boston Scientific Corp.*	35,256	1,434,567
Bristol-Myers Squibb Co.	41,323	2,095,489
Broadcom, Inc.	10,005	2,762,080
Broadridge Financial Solutions, Inc.	2,907	361,718
Brown-Forman Corp., Class B	4,612	289,541
Cabot Oil & Gas Corp.	10,728	188,491
Cadence Design Systems, Inc.*	6,871	454,036
Campbell Soup Co.	4,219	197,955
Capital One Financial Corp.	11,953	1,087,484
Capri Holdings Ltd.*	3,940	130,650
Cardinal Health, Inc.	7,461	352,085
CarMax, Inc.*	4,128	363,264
Carnival Corp.	9,854	430,718
Carnival plc	7,061	292,578
Caterpillar, Inc.	14,140	1,786,023
Cboe Global Markets, Inc.	2,774	318,760
CBRE Group, Inc., Class A*	8,453	448,094
CBS Corp. (Non-Voting), Class B	8,224	332,003
CDW Corp.	3,634	447,854
Celanese Corp.	3,036	371,272
Celgene Corp.*	17,844	1,771,909
Centene Corp.*	58,262	2,520,414
CenterPoint Energy, Inc.	12,570	379,363
CenturyLink, Inc.	24,905	310,814
Cerner Corp.	8,081	550,882
CF Industries Holdings, Inc.	5,315	261,498
CH Robinson Worldwide, Inc.	3,450	292,491
Charles Schwab Corp. (The)	29,240	1,223,109
Charter Communications, Inc., Class A*	4,064	1,674,856
Chevron Corp.	47,682	5,655,085
Chipotle Mexican Grill, Inc.*	641	538,741
Chubb Ltd.	11,461	1,850,264
Church & Dwight Co., Inc.	6,163	463,704
Cigna Corp.	9,498	1,441,701
Cimarex Energy Co.	2,435	116,734
Cincinnati Financial Corp.	3,797	442,996
Cintas Corp.	2,111	565,959
Cisco Systems, Inc.	106,698	5,271,948
Citigroup, Inc.	161,952	11,187,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Financial Group, Inc.	11,013	$389,530
Citrix Systems, Inc.	3,023	291,780
Clorox Co. (The)	3,146	477,783
CME Group, Inc.	9,051	1,912,838
CMS Energy Corp.	7,103	454,237
Coca-Cola Co. (The)	96,724	5,265,655
Cognizant Technology Solutions Corp., Class A	13,881	836,538
Colgate-Palmolive Co.	105,626	7,764,567
Comcast Corp., Class A	113,993	5,138,804
Comerica, Inc.	3,801	250,828
Conagra Brands, Inc.	12,163	373,161
Concho Resources, Inc.	5,108	346,833
ConocoPhillips	27,902	1,589,856
Consolidated Edison, Inc.	8,397	793,265
Constellation Brands, Inc., Class A	4,185	867,467
Cooper Cos., Inc. (The)	1,236	367,092
Copart, Inc.*	5,047	405,426
Corning, Inc.	19,634	559,962
Corteva, Inc.	18,744	524,832
Costco Wholesale Corp.	11,073	3,190,242
Coty, Inc., Class A	7,684	80,759
Crown Castle International Corp. (REIT)	10,406	1,446,538
CSX Corp.	20,061	1,389,625
Cummins, Inc.	3,966	645,149
CVS Health Corp.	32,814	2,069,579
CyberArk Software Ltd.*	1,596	159,313
Danaher Corp.	16,047	2,317,668
Darden Restaurants, Inc.	3,078	363,881
DaVita, Inc.*	2,335	133,258
Deere & Co.	7,935	1,338,476
Delta Air Lines, Inc.	14,544	837,734
Dentsply Sirona, Inc.	5,537	295,177
Devon Energy Corp.	9,951	239,421
Diamondback Energy, Inc.	4,098	368,451
Digital Realty Trust, Inc. (REIT)	5,316	690,070
Discover Financial Services	7,932	643,206
Discovery, Inc., Class A(x)*	4,104	109,289
Discovery, Inc., Class C*	8,869	218,355
DISH Network Corp., Class A*	6,087	207,384
Dollar General Corp.	6,447	1,024,686
Dollar Tree, Inc.*	5,912	674,914
Dominion Energy, Inc.	20,658	1,674,124
Dover Corp.	3,679	366,281
Dow, Inc.	18,744	893,152
DR Horton, Inc.	8,229	433,751
DTE Energy Co.	4,586	609,755
Duke Energy Corp.	18,426	1,766,316
Duke Realty Corp. (REIT)	9,415	319,828
DuPont de Nemours, Inc.	18,743	1,336,563
DXC Technology Co.	6,293	185,643
E*TRADE Financial Corp.	5,909	258,164
Eastman Chemical Co.	3,449	254,640
Eaton Corp. plc	10,585	880,143
eBay, Inc.	19,816	772,428
Ecolab, Inc.	6,251	1,237,948
Edison International	9,085	685,191
Edwards Lifesciences Corp.*	5,219	1,147,710
Electronic Arts, Inc.*	29,794	2,914,449
Eli Lilly & Co.	21,353	2,387,906
Emerson Electric Co.	15,385	1,028,641
Entergy Corp.	4,997	586,448
EOG Resources, Inc.	14,526	1,078,120
Equifax, Inc.	30,634	4,309,285
Equinix, Inc. (REIT)	2,139	1,233,775
Equity Residential (REIT)	8,762	755,810
Essex Property Trust, Inc. (REIT)	1,679	548,445
Estee Lauder Cos., Inc. (The), Class A	5,587	1,111,534
Everest Re Group Ltd.	1,003	266,888
Evergy, Inc.	5,918	393,902
Eversource Energy	8,265	706,410
Exelon Corp.	24,304	1,174,126
Expedia Group, Inc.	3,555	477,828
Expeditors International of Washington, Inc.	4,346	322,864
Extra Space Storage, Inc. (REIT)	3,190	372,656
Exxon Mobil Corp.	106,342	7,508,809
F5 Networks, Inc.*	1,492	209,507
Facebook, Inc., Class A*	114,351	20,363,626
Fastenal Co.	14,582	476,394
Federal Realty Investment Trust (REIT)	1,752	238,517
FedEx Corp.	6,001	873,566
Ferguson plc	9,574	699,711
Fidelity National Information Services, Inc.	15,482	2,055,390
Fifth Third Bancorp	18,633	510,172
First Republic Bank	4,179	404,109
FirstEnergy Corp.	13,572	654,578
Fiserv, Inc.*	14,445	1,496,358
FleetCor Technologies, Inc.*	2,157	618,584
FLIR Systems, Inc.	3,297	173,389
Flowserve Corp.	3,376	157,693
FMC Corp.	3,320	291,098
Ford Motor Co.	98,089	898,495
Fortinet, Inc.*	3,543	271,961
Fortive Corp.	7,259	497,677
Fortune Brands Home & Security, Inc.	3,705	202,663
Fox Corp., Class A	8,870	279,715
Fox Corp., Class B	3,724	117,455
Franklin Resources, Inc.	7,207	207,994
Freeport-McMoRan, Inc.	36,218	346,606
Gap, Inc. (The)	5,665	98,344
Garmin Ltd.	3,631	307,509
Gartner, Inc.*	2,251	321,870
General Dynamics Corp.	5,880	1,074,452
General Electric Co.	220,288	1,969,375
General Mills, Inc.	15,332	845,100
General Motors Co.	31,578	1,183,543
Genuine Parts Co.	3,645	363,006
Gilead Sciences, Inc.	31,828	2,017,259
Global Payments, Inc.	7,232	1,149,888
Globe Life, Inc.	2,519	241,219
GlycoMimetics, Inc.(x)*	72,040	310,492
Goldman Sachs Group, Inc. (The)	17,912	3,711,904
H&R Block, Inc.	5,255	124,123
Halliburton Co.	21,476	404,823
Hanesbrands, Inc.	9,820	150,442
Harley-Davidson, Inc.	3,784	136,110
Hartford Financial Services Group, Inc. (The)	9,020	546,702
Hasbro, Inc.	2,898	343,964
HCA Healthcare, Inc.	6,678	804,165
HCP, Inc. (REIT)	12,514	445,874
Helmerich & Payne, Inc.	2,875	115,201
Henry Schein, Inc.*	3,779	239,967
Hershey Co. (The)	3,744	580,283
Hess Corp.	6,563	396,930
Hewlett Packard Enterprise Co.	32,814	497,788
Hilton Worldwide Holdings, Inc.	7,253	675,327
HollyFrontier Corp.	3,888	208,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hologic, Inc.*	6,791	$342,878
Home Depot, Inc. (The)	27,541	6,390,063
Honeywell International, Inc.	18,084	3,059,813
Hormel Foods Corp.(x)	7,249	316,999
Host Hotels & Resorts, Inc. (REIT)	18,459	319,156
HP, Inc.	37,316	706,019
Humana, Inc.	3,381	864,420
Huntington Bancshares, Inc.	25,538	364,427
Huntington Ingalls Industries, Inc.	1,052	222,803
IDEX Corp.	1,942	318,255
IDEXX Laboratories, Inc.*	2,205	599,606
IHS Markit Ltd.*	10,081	674,217
Illinois Tool Works, Inc.	7,382	1,155,209
Illumina, Inc.*	3,680	1,119,530
Incyte Corp.*	30,735	2,281,459
Ingersoll-Rand plc	6,036	743,696
Intel Corp.	111,341	5,737,402
Intercontinental Exchange, Inc.	14,114	1,302,299
International Business Machines Corp.	22,326	3,246,647
International Flavors & Fragrances, Inc.(x)	2,684	329,300
International Game Technology plc(x)	95,792	1,361,204
International Paper Co.	9,938	415,607
Interpublic Group of Cos., Inc. (The)	9,239	199,193
Intuit, Inc.	45,535	12,109,578
Intuitive Surgical, Inc.*	2,890	1,560,398
Invesco Ltd.	9,879	167,350
Ionis Pharmaceuticals, Inc.*	35,190	2,108,233
IPG Photonics Corp.*	954	129,362
IQVIA Holdings, Inc.*	4,579	684,011
Iron Mountain, Inc. (REIT)	7,594	245,970
Jack Henry & Associates, Inc.	1,900	277,343
Jacobs Engineering Group, Inc.	3,406	311,649
James Hardie Industries plc (CHDI)	18,549	311,238
JB Hunt Transport Services, Inc.	2,238	247,635
JM Smucker Co. (The)	2,827	311,027
Johnson & Johnson	66,314	8,579,705
Johnson Controls International plc	19,919	874,245
JPMorgan Chase & Co.	80,364	9,458,039
Juniper Networks, Inc.	8,531	211,142
Kansas City Southern	2,536	337,313
Kellogg Co.	6,340	407,979
KeyCorp	24,571	438,347
Keysight Technologies, Inc.*	4,710	458,047
Kimberly-Clark Corp.	8,606	1,222,482
Kimco Realty Corp. (REIT)	11,133	232,457
Kinder Morgan, Inc.	48,731	1,004,346
KLA Corp.	4,041	644,337
Kohl’s Corp.	3,988	198,044
Kraft Heinz Co. (The)	15,559	434,641
Kroger Co. (The)	20,006	515,755
L Brands, Inc.	6,010	117,736
L3Harris Technologies, Inc.	5,612	1,170,888
Laboratory Corp. of America Holdings*	2,450	411,600
Lam Research Corp.	3,633	839,623
Lamb Weston Holdings, Inc.	3,813	277,281
Leggett & Platt, Inc.	3,447	141,120
Leidos Holdings, Inc.	3,398	291,820
Lennar Corp., Class A	6,968	389,163
Lincoln National Corp.	5,054	304,857
LKQ Corp.*	8,112	255,122
Lockheed Martin Corp.	6,246	2,436,315
Loews Corp.	6,649	342,291
Lowe’s Cos., Inc.	19,398	2,133,004
LyondellBasell Industries NV, Class A	6,488	580,481
M&T Bank Corp.	3,377	533,465
Macerich Co. (The) (REIT)(x)	2,806	88,642
MacroGenics, Inc.*	67,630	862,959
Macy’s, Inc.	8,377	130,179
Marathon Oil Corp.	19,622	240,762
Marathon Petroleum Corp.	16,493	1,001,950
MarketAxess Holdings, Inc.	967	316,692
Marriott International, Inc., Class A	6,774	842,482
Marsh & McLennan Cos., Inc.	12,611	1,261,731
Martin Marietta Materials, Inc.	1,546	423,759
Masco Corp.	7,348	306,265
Mastercard, Inc., Class A	22,428	6,090,772
Maxim Integrated Products, Inc.	125,507	7,268,110
McCormick & Co., Inc. (Non-Voting)	3,078	481,091
McDonald’s Corp.	19,113	4,103,752
McKesson Corp.	4,619	631,233
Medtronic plc	33,731	3,663,861
Merck & Co., Inc.	64,217	5,405,787
MetLife, Inc.	20,006	943,483
Mettler-Toledo International, Inc.*	610	429,684
MGM Resorts International	13,406	371,614
Microchip Technology, Inc.(x)	5,956	553,372
Micron Technology, Inc.*	27,701	1,186,988
Microsoft Corp.	208,153	28,939,512
Mid-America Apartment Communities, Inc. (REIT)	2,823	367,018
Mirati Therapeutics, Inc.(x)*	12,412	967,019
Mohawk Industries, Inc.*	1,501	186,229
Molson Coors Brewing Co., Class B	4,685	269,388
Mondelez International, Inc., Class A	36,403	2,013,814
Monster Beverage Corp.*	9,796	568,756
Moody’s Corp.	4,041	827,718
Morgan Stanley	31,570	1,347,092
Mosaic Co. (The)	8,428	172,774
Motorola Solutions, Inc.	4,125	702,941
MSCI, Inc.	2,120	461,630
Mylan NV*	13,412	265,289
Nasdaq, Inc.	2,870	285,134
National Oilwell Varco, Inc.	9,294	197,033
Nektar Therapeutics(x)*	4,513	82,204
NetApp, Inc.	6,035	316,898
Netflix, Inc.*	11,008	2,945,961
Newell Brands, Inc.	9,005	168,574
Newmont Goldcorp Corp.	20,889	792,111
News Corp., Class A	9,909	137,933
News Corp., Class B	3,282	46,916
NextEra Energy, Inc.	12,284	2,862,049
Nielsen Holdings plc	9,430	200,388
NIKE, Inc., Class B	31,457	2,954,441
NiSource, Inc.	8,988	268,921
Noble Energy, Inc.	12,512	281,020
Nordstrom, Inc.(x)	2,987	100,572
Norfolk Southern Corp.	6,554	1,177,492
Northern Trust Corp.	5,285	493,196
Northrop Grumman Corp.	3,955	1,482,294
Norwegian Cruise Line Holdings Ltd.*	5,505	284,994
NRG Energy, Inc.	6,216	246,154
Nucor Corp.	7,629	388,392
NVIDIA Corp.	15,348	2,671,626
NVR, Inc.*	86	319,692
Occidental Petroleum Corp.	22,411	996,617
Omnicom Group, Inc.	5,475	428,693
ONEOK, Inc.	10,510	774,482
Oracle Corp.	55,335	3,045,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*	1,923	$766,335
PACCAR, Inc.	8,857	620,079
Packaging Corp. of America	2,473	262,385
Parker-Hannifin Corp.	3,271	590,775
Paychex, Inc.	8,181	677,141
PayPal Holdings, Inc.*	96,118	9,956,864
Pentair plc	4,378	165,488
People’s United Financial, Inc.	10,010	156,506
PepsiCo, Inc.	35,228	4,829,759
PerkinElmer, Inc.	2,724	232,003
Perrigo Co. plc	3,420	191,144
Pfizer, Inc.	138,967	4,993,084
Philip Morris International, Inc.	39,202	2,976,608
Phillips 66	11,273	1,154,355
Pinnacle West Capital Corp.	2,779	269,758
Pioneer Natural Resources Co.	4,240	533,265
PNC Financial Services Group, Inc. (The)‡	11,166	1,565,027
PPG Industries, Inc.	6,030	714,615
PPL Corp.	18,418	579,983
Principal Financial Group, Inc.	6,618	378,153
Procter & Gamble Co. (The)	62,943	7,828,850
Progressive Corp. (The)	14,618	1,129,241
Prologis, Inc. (REIT)	16,009	1,364,287
Prudential Financial, Inc.	10,163	914,162
Public Service Enterprise Group, Inc.	12,651	785,374
Public Storage (REIT)	3,757	921,479
PulteGroup, Inc.	6,818	249,198
PVH Corp.	1,861	164,196
QIAGEN NV*	9,098	297,888
Qorvo, Inc.*	2,807	208,111
QUALCOMM, Inc.	30,671	2,339,584
Quanta Services, Inc.	3,368	127,310
Quest Diagnostics, Inc.	3,392	363,046
Ra Pharmaceuticals, Inc.*	33,200	785,180
Ralph Lauren Corp.	1,310	125,066
Raymond James Financial, Inc.	3,172	261,563
Raytheon Co.	6,972	1,367,837
Realty Income Corp. (REIT)	8,089	620,265
Regency Centers Corp. (REIT)	4,161	289,148
Regeneron Pharmaceuticals, Inc.*	2,003	555,632
Regions Financial Corp.	24,990	395,342
Republic Services, Inc.	5,289	457,763
ResMed, Inc.	3,589	484,910
resTORbio, Inc.(x)*	65,390	578,048
Robert Half International, Inc.	2,863	159,355
Rockwell Automation, Inc.	2,867	472,482
Rollins, Inc.	3,344	113,930
Roper Technologies, Inc.	2,599	926,803
Ross Stores, Inc.	9,197	1,010,290
Royal Caribbean Cruises Ltd.	4,371	473,510
S&P Global, Inc.	49,022	12,009,410
Sage Therapeutics, Inc.*	19,731	2,768,062
salesforce.com, Inc.*	22,042	3,271,914
Sarepta Therapeutics, Inc.*	14,833	1,117,222
SBA Communications Corp. (REIT)	2,835	683,660
Schlumberger Ltd.	34,671	1,184,708
Seagate Technology plc	5,839	314,080
Sealed Air Corp.	4,031	167,327
Sempra Energy	6,868	1,013,785
Sherwin-Williams Co. (The)	2,069	1,137,681
Simon Property Group, Inc. (REIT)	7,734	1,203,797
Skyworks Solutions, Inc.	4,251	336,892
SL Green Realty Corp. (REIT)	2,047	167,342
Snap-on, Inc.	1,397	218,686
Southern Co. (The)	26,367	1,628,690
Southwest Airlines Co.	12,093	653,143
Stanley Black & Decker, Inc.	3,739	539,949
Starbucks Corp.	30,085	2,660,116
State Street Corp.	9,239	546,856
Stryker Corp.	8,065	1,744,460
SunTrust Banks, Inc.	11,313	778,334
SVB Financial Group*	1,243	259,725
Symantec Corp.	14,291	337,696
Synchrony Financial	15,172	517,213
Synopsys, Inc.*	3,752	514,962
Sysco Corp.	12,898	1,024,101
T. Rowe Price Group, Inc.	5,879	671,676
Take-Two Interactive Software, Inc.*	2,837	355,590
Tapestry, Inc.	6,984	181,933
Target Corp.	12,824	1,371,014
TE Connectivity Ltd.	8,432	785,694
Teleflex, Inc.	1,155	392,411
Texas Instruments, Inc.	23,484	3,035,072
Textron, Inc.	5,825	285,192
Thermo Fisher Scientific, Inc.	10,076	2,934,837
Tiffany & Co.	41,248	3,820,802
TJX Cos., Inc. (The)	30,354	1,691,932
T-Mobile US, Inc.*	7,880	620,708
Tractor Supply Co.	3,018	272,948
TransDigm Group, Inc.	1,244	647,713
Travelers Cos., Inc. (The)	6,556	974,812
TripAdvisor, Inc.*	2,856	110,470
Twitter, Inc.*	19,429	800,475
Tyson Foods, Inc., Class A	7,548	650,185
UDR, Inc. (REIT)	7,360	356,813
Ulta Beauty, Inc.*	1,496	374,972
Under Armour, Inc., Class A(x)*	4,905	97,806
Under Armour, Inc., Class C*	5,101	92,481
Union Pacific Corp.	17,718	2,869,962
United Airlines Holdings, Inc.*	5,612	496,157
United Parcel Service, Inc., Class B	53,155	6,369,032
United Rentals, Inc.*	1,983	247,161
United Technologies Corp.	20,439	2,790,332
UnitedHealth Group, Inc.	23,868	5,186,994
Universal Health Services, Inc., Class B	2,075	308,656
Unum Group	5,377	159,804
US Bancorp	36,041	1,994,509
Valero Energy Corp.	10,444	890,247
Varian Medical Systems, Inc.*	2,241	266,881
Ventas, Inc. (REIT)	9,500	693,785
Veracyte, Inc.*	37,080	889,920
VeriSign, Inc.*	2,637	497,417
Verisk Analytics, Inc.	4,187	662,132
Verizon Communications, Inc.	103,952	6,274,543
Vertex Pharmaceuticals, Inc.*	6,517	1,104,110
VF Corp.	8,152	725,446
Viacom, Inc., Class B	8,742	210,070
Visa, Inc., Class A	43,405	7,466,094
Vornado Realty Trust (REIT)	3,980	253,407
Vulcan Materials Co.	3,353	507,108
Wabtec Corp.	4,577	328,903
Walgreens Boots Alliance, Inc.	19,067	1,054,596
Walmart, Inc.	35,743	4,241,979
Walt Disney Co. (The)	86,018	11,209,866
Waste Management, Inc.	9,780	1,124,700
Waters Corp.*	1,678	374,580
WEC Energy Group, Inc.	7,870	748,437
WellCare Health Plans, Inc.*	1,250	323,963
Wells Fargo & Co.	100,774	5,083,041
Welltower, Inc. (REIT)	10,136	918,828
Western Digital Corp.	7,573	451,654
Western Union Co. (The)	10,148	235,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Co.	6,707	$244,470
Weyerhaeuser Co. (REIT)	19,068	528,184
Whirlpool Corp.	1,658	262,561
Williams Cos., Inc. (The)	30,941	744,440
Willis Towers Watson plc	3,207	618,855
WW Grainger, Inc.	1,068	317,356
Wynn Resorts Ltd.	2,406	261,580
Xcel Energy, Inc.	13,179	855,185
Xerox Holdings Corp.	4,912	146,918
Xilinx, Inc.	6,296	603,786
Xylem, Inc.	4,499	358,210
Yum! Brands, Inc.	7,565	858,098
Zimmer Biomet Holdings, Inc.	27,122	3,723,037
Zions Bancorp NA	4,244	188,943
Zoetis, Inc.	11,981	1,492,713

		771,122,564

Total Common Stocks (89.4%) (Cost $1,025,723,881)		1,764,607,993

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	38,133

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19* (Cost $—)	541	655

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,148,147	6,149,992

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $200,014, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625% - 2.750%, maturing 5/15/20-8/7/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20 - 11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,064,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/15/20-8/15/49; total market value $1,085,235.(xx)	1,063,955	1,063,955
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $500,027, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500% - 3.125%, maturing 6/15/20-2/15/29; total market value $555,531.(xx)	500,000	500,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $4,001,556, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500% - 3.125%, maturing 6/15/20-2/15/29; total market value $4,444,248.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		7,063,955

Total Short-Term Investments (0.7%) (Cost $13,214,343)		13,213,947

Total Investments in Securities (90.1%) (Cost $1,038,938,224)		1,777,860,728
Other Assets Less Liabilities (9.9%)		194,473,949

Net Assets (100%)		$1,972,334,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $15,838,943 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $17,617,859. This was collateralized by $11,519,658 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-11/15/48 and by cash of $7,063,955 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$316,986,001	16.1%
Information Technology	274,567,292	13.9
Consumer Discretionary	205,034,005	10.4
Health Care	203,072,367	10.3
Industrials	190,540,417	9.6
Consumer Staples	172,142,221	8.7
Communication Services	163,373,094	8.3
Energy	71,753,821	3.6
Materials	70,302,127	3.6
Real Estate	50,741,006	2.6
Utilities	46,134,430	2.3
Repurchase Agreements	7,063,955	0.4
Investment Company	6,149,992	0.3
Cash and Other	194,473,949	9.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	80,840	1,808,259	—	(76,961)	3,422	329,734	2,064,454	106,811	—
BlackRock, Inc.	2,935	1,265,273	—	(125,471)	67,575	100,576	1,307,953	31,139	—
PNC Financial Services Group, Inc. (The)	11,166	1,432,382	—	(143,475)	100,210	175,910	1,565,027	36,245	—

Total		4,505,914	—	(345,907)	171,207	606,220	4,937,434	174,195	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,045	12/2019	EUR	40,491,370	546,289
FTSE 100 Index	278	12/2019	GBP	25,237,902	329,368
S&P 500 E-Mini Index	658	12/2019	USD	97,992,650	(1,083,210)
SPI 200 Index	89	12/2019	AUD	10,034,785	26,387
TOPIX Index	167	12/2019	JPY	24,526,798	590,267

					409,101

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	854,872	JPY	91,753,596	Citibank NA	12/20/2019	1,164

Total unrealized appreciation						1,164

USD	42,105,903	HKD	330,409,232	UBS AG	11/13/2019	(77,400)
AUD	1,274,710	USD	878,568	HSBC Bank plc	12/20/2019	(16,013)
EUR	1,719,722	USD	1,897,908	Citibank NA	12/20/2019	(11,703)
EUR	2,546,264	USD	2,828,303	HSBC Bank plc	12/20/2019	(35,541)
GBP	687,624	USD	850,821	Citibank NA	12/20/2019	(2,515)
GBP	1,552,249	USD	1,921,015	HSBC Bank plc	12/20/2019	(6,041)
JPY	111,842,821	USD	1,044,367	Citibank NA	12/20/2019	(3,741)
JPY	213,289,360	USD	1,989,651	HSBC Bank plc	12/20/2019	(5,130)

Total unrealized depreciation						(158,084)

Net unrealized depreciation						(156,920)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$44,462,095	$—		$44,462,095
Austria	—	1,291,579	—		1,291,579
Belgium	—	5,865,456	—		5,865,456
Brazil	31,803,151	—	—		31,803,151
Chile	—	1,231,614	—		1,231,614
China	21,779,250	59,943,222	—		81,722,472
Colombia	—	144,628	—		144,628
Denmark	—	10,103,185	—		10,103,185
Egypt	—	2,659,150	—		2,659,150
Finland	—	6,607,581	—		6,607,581
France	—	95,861,533	—		95,861,533
Germany	—	70,164,842	—		70,164,842
Hong Kong	1,245,654	18,793,395	—		20,039,049
Hungary	—	5,727,831	—		5,727,831
India	8,742,503	25,550,159	—		34,292,662
Indonesia	—	15,167,306	—		15,167,306
Ireland	285,412	3,097,458	—		3,382,870
Israel	1,075,536	2,038,882	—		3,114,418
Italy	—	12,603,851	—		12,603,851
Japan	—	181,148,436	—		181,148,436
Luxembourg	—	1,184,385	—		1,184,385
Macau	—	1,291,448	—		1,291,448
Malaysia	—	2,872,990	—		2,872,990
Malta	—	—	—	(a)	—	(a)
Mexico	14,454,263	89,011	—		14,543,274
Netherlands	2,449,404	25,777,380	—		28,226,784
New Zealand	—	1,371,789	—		1,371,789
Norway	—	3,752,863	—		3,752,863
Peru	6,572,712	—	—		6,572,712
Philippines	—	3,575,789	—		3,575,789
Poland	—	5,108,200	—		5,108,200
Portugal	—	5,538,097	—		5,538,097
Russia	10,774,354	4,267,148	—		15,041,502
Singapore	—	8,679,158	—		8,679,158
South Africa	—	16,717,494	—		16,717,494
South Korea	—	13,770,027	—		13,770,027
Spain	—	21,541,897	—		21,541,897
Sweden	—	20,334,677	—		20,334,677
Switzerland	—	61,393,813	—		61,393,813
Taiwan	—	26,674,403	—		26,674,403
Thailand	—	6,122,530	—		6,122,530
Turkey	—	5,682,202	—		5,682,202
United Arab Emirates	—	133,783	—		133,783
United Kingdom	4,173,939	91,787,964	—		95,961,903
United States	769,521,149	1,601,415	—		771,122,564
Forward Currency Contracts	—	1,164	—		1,164
Futures	1,492,311	—	—		1,492,311
Preferred Stock
India	—	38,133	—		38,133
Rights
Australia	—	655	—		655
Short-Term Investments

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Investment Company	$6,149,992	$—	$—	$6,149,992
Repurchase Agreements	—	7,063,955	—	7,063,955

Total Assets	$880,519,630	$898,834,573	$—	$1,779,354,203

Liabilities:
Forward Currency Contracts	$—	$(158,084)	$—	$(158,084)
Futures	(1,083,210)	—	—	(1,083,210)

Total Liabilities	$(1,083,210)	$(158,084)	$—	$(1,241,294)

Total	$879,436,420	$898,676,489	$—	$1,778,112,909

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$829,413,504
Aggregate gross unrealized depreciation	(93,128,136)

Net unrealized appreciation	$736,285,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,041,827,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.2%)
iShares Core S&P 500 ETF	6,800	$2,029,936
SPDR S&P 500 ETF Trust	41,500	12,315,955
Vanguard S&P 500 ETF	7,400	2,017,240

Total Equity		16,363,131

Fixed Income (29.3%)
Vanguard Intermediate-Term Corporate Bond ETF	168,100	15,337,444

Total Exchange Traded Funds (60.5%) (Cost $30,912,094)		31,700,575

SHORT-TERM INVESTMENTS:
Investment Companies (36.0%)
Goldman Sachs Financial Square Funds - Government Fund‡	2,698,389	2,698,389
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	2,697,961	2,697,961
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	2,697,651	2,697,651
JPMorgan Prime Money Market Fund, IM Shares	10,756,303	10,759,529

Total Investment Companies		18,853,530

Total Short-Term Investments (36.0%) (Cost $18,853,803)		18,853,530

Total Investments in Securities (96.5%) (Cost $49,765,897)		50,554,105
Other Assets Less Liabilities (3.5%)		1,839,587

Net Assets (100%)		$52,393,692

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	2,698,389	—	2,698,389	—	—	—	2,698,389	21,122	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	2,697,961	—	2,697,961	—	—	—	2,697,961	20,694	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	2,697,651	—	2,697,651	—	—	—	2,697,651	20,365	—

Total		—	8,094,001	—	—	—	8,094,001	62,181	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	116	12/2019	EUR	4,494,736	64,135
FTSE 100 Index	34	12/2019	GBP	3,086,650	44,345
Russell 2000 E-Mini Index	40	12/2019	USD	3,050,000	(114,412)
S&P 500 E-Mini Index	9	12/2019	USD	1,340,325	(9,663)
S&P Midcap 400 E-Mini Index	23	12/2019	USD	4,457,400	(64,671)
TOPIX Index	22	12/2019	JPY	3,231,075	85,038

					4,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$31,700,575	$—	$—	$31,700,575
Futures	193,518	—	—	193,518
Short-Term Investments
Investment Companies	18,853,530	—	—	18,853,530

Total Assets	$50,747,623	$—	$—	$50,747,623

Liabilities:
Futures	$(188,746)	$—	$—	$(188,746)

Total Liabilities	$(188,746)	$—	$—	$(188,746)

Total	$50,558,877	$—	$—	$50,558,877

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$982,000
Aggregate gross unrealized depreciation	(189,020)

Net unrealized appreciation	$792,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,765,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (0.7%)
World Wrestling Entertainment, Inc., Class A(x)	9,974	$709,650

Media (1.6%)
Liberty Broadband Corp., Class C*	7,306	764,719
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,837	824,624

		1,589,343

Total Communication Services		2,298,993

Consumer Discretionary (8.7%)
Auto Components (0.8%)
Aptiv plc	9,211	805,225

Hotels, Restaurants & Leisure (2.9%)
MGM Resorts International	27,429	760,332
Restaurant Brands International, Inc.	6,952	494,565
Royal Caribbean Cruises Ltd.	11,145	1,207,338
Wynn Resorts Ltd.	4,596	499,677

		2,961,912

Household Durables (1.0%)
DR Horton, Inc.	19,808	1,044,080

Internet & Direct Marketing Retail (0.8%)
Expedia Group, Inc.	5,564	747,857

Multiline Retail (0.6%)
Dollar General Corp.	3,606	573,138

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	6,790	1,123,066
Burlington Stores, Inc.*	2,495	498,551

		1,621,617

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	6,992	231,855
PVH Corp.	9,265	817,451

		1,049,306

Total Consumer Discretionary		8,803,135

Consumer Staples (4.8%)
Beverages (1.3%)
Coca-Cola European Partners plc	13,747	762,271
Constellation Brands, Inc., Class A	2,641	547,427

		1,309,698

Food & Staples Retailing (1.2%)
US Foods Holding Corp.*	30,062	1,235,548

Food Products (2.3%)
Lamb Weston Holdings, Inc.	15,961	1,160,684
Nomad Foods Ltd.*	18,720	383,760
Tyson Foods, Inc., Class A	8,650	745,111

		2,289,555

Total Consumer Staples		4,834,801

Energy (4.9%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	34,599	802,697

Oil, Gas & Consumable Fuels (4.1%)
Cheniere Energy, Inc.*	18,311	1,154,692
Diamondback Energy, Inc.	10,469	941,268
Hess Corp.	4,532	274,095
Marathon Petroleum Corp.	6,737	409,273
Parsley Energy, Inc., Class A	29,135	489,468
Viper Energy Partners LP	30,056	831,649

		4,100,445

Total Energy		4,903,142

Financials (16.6%)
Banks (5.7%)
Citizens Financial Group, Inc.	24,220	856,661
Fifth Third Bancorp	24,320	665,882
First Republic Bank	9,949	962,068
M&T Bank Corp.	11,635	1,837,981
SunTrust Banks, Inc.	7,930	545,584
Synovus Financial Corp.	23,614	844,437

		5,712,613

Capital Markets (3.1%)
Cboe Global Markets, Inc.	4,033	463,432
Evercore, Inc., Class A	5,012	401,461
Northern Trust Corp.	7,996	746,187
Raymond James Financial, Inc.	10,914	899,968
T. Rowe Price Group, Inc.	5,527	631,460

		3,142,508

Insurance (7.3%)
American Financial Group, Inc.	8,153	879,301
Arch Capital Group Ltd.*	17,421	731,333
Globe Life, Inc.	7,739	741,087
Hanover Insurance Group, Inc. (The)	3,117	422,478
Hartford Financial Services Group, Inc. (The)	17,775	1,077,343
Lincoln National Corp.	10,038	605,492
Markel Corp.*	841	993,978
Reinsurance Group of America, Inc.	4,485	717,062
Willis Towers Watson plc	5,976	1,153,189

		7,321,263

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Starwood Property Trust, Inc. (REIT)	21,616	523,539

Total Financials		16,699,923

Health Care (7.2%)
Biotechnology (0.4%)
Alder Biopharmaceuticals, Inc.(x)*	22,263	419,880

Health Care Equipment & Supplies (3.7%)
Cooper Cos., Inc. (The)	3,522	1,046,034
Dentsply Sirona, Inc.	7,984	425,627
Zimmer Biomet Holdings, Inc.	16,019	2,198,928

		3,670,589

Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings*	3,035	509,880

Health Care Technology (0.4%)
Change Healthcare, Inc.(x)*	34,904	421,641

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	15,197	1,164,546

Pharmaceuticals (1.0%)
Catalent, Inc.*	12,357	588,935
Elanco Animal Health, Inc.*	17,078	454,104

		1,043,039

Total Health Care		7,229,575

Industrials (9.6%)
Aerospace & Defense (1.5%)
L3Harris Technologies, Inc.	7,573	1,580,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.4%)
AMETEK, Inc.	8,354	$767,064
Rockwell Automation, Inc.	3,948	650,630

		1,417,694

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	6,170	897,982

Machinery (4.9%)
Flowserve Corp.	16,427	767,305
Fortive Corp.	9,781	670,586
Ingersoll-Rand plc	4,001	492,963
ITT, Inc.	24,680	1,510,169
Stanley Black & Decker, Inc.	10,476	1,512,839

		4,953,862

Road & Rail (0.9%)
Old Dominion Freight Line, Inc.	5,231	889,113

Total Industrials		9,738,682

Information Technology (9.8%)
Communications Equipment (1.7%)
F5 Networks, Inc.*	3,520	494,278
Juniper Networks, Inc.	20,762	513,860
Viavi Solutions, Inc.*	50,028	700,642

		1,708,780

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	7,293	703,775
National Instruments Corp.	15,061	632,411

		1,336,186

IT Services (1.5%)
Fidelity National Information Services, Inc.	7,922	1,051,725
InterXion Holding NV*	5,230	426,036

		1,477,761

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	8,867	257,054
Analog Devices, Inc.	4,001	447,032
Marvell Technology Group Ltd.	62,155	1,552,010
MKS Instruments, Inc.	5,825	537,531
NXP Semiconductors NV	7,430	810,762

		3,604,389

Software (1.2%)
Citrix Systems, Inc.	7,581	731,718
PTC, Inc.*	7,532	513,532

		1,245,250

Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.	8,355	498,292

Total Information Technology		9,870,658

Materials (7.6%)
Chemicals (2.9%)
Celanese Corp.	10,551	1,290,282
Corteva, Inc.	34,841	975,548
WR Grace & Co.	9,711	648,306

		2,914,136

Construction Materials (1.5%)
Martin Marietta Materials, Inc.	5,510	1,510,291

Containers & Packaging (2.1%)
Ball Corp.	11,597	844,377
Packaging Corp. of America	11,907	1,263,333

		2,107,710

Metals & Mining (1.1%)
Freeport-McMoRan, Inc.	61,851	591,914
Steel Dynamics, Inc.	19,828	590,875

		1,182,789

Total Materials		7,714,926

Real Estate (13.3%)
Equity Real Estate Investment Trusts (REITs) (13.3%)
Alexandria Real Estate Equities, Inc. (REIT)	8,242	1,269,598
AvalonBay Communities, Inc. (REIT)	7,608	1,638,230
Boston Properties, Inc. (REIT)	6,838	886,615
Camden Property Trust (REIT)	10,187	1,130,859
CyrusOne, Inc. (REIT)	8,253	652,812
Equity LifeStyle Properties, Inc. (REIT)	9,255	1,236,468
Essex Property Trust, Inc. (REIT)	3,421	1,117,470
Extra Space Storage, Inc. (REIT)	4,462	521,251
HCP, Inc. (REIT)	26,235	934,753
Hudson Pacific Properties, Inc. (REIT)	15,104	505,380
Invitation Homes, Inc. (REIT)	13,593	402,489
Prologis, Inc. (REIT)	7,629	650,143
Ryman Hospitality Properties, Inc. (REIT)	5,826	476,625
SBA Communications Corp. (REIT)	2,170	523,295
Ventas, Inc. (REIT)	19,757	1,442,854

Total Real Estate		13,388,842

Utilities (11.0%)
Electric Utilities (2.0%)
Xcel Energy, Inc.	31,326	2,032,744

Gas Utilities (1.3%)
Atmos Energy Corp.	11,596	1,320,668

Multi-Utilities (6.5%)
Ameren Corp.	15,666	1,254,063
CMS Energy Corp.	27,252	1,742,766
Public Service Enterprise Group, Inc.	25,002	1,552,124
Sempra Energy	13,903	2,052,222

		6,601,175

Water Utilities (1.2%)
American Water Works Co., Inc.	9,424	1,170,744

Total Utilities		11,125,331

Total Common Stocks (95.8%) (Cost $86,392,772)		96,608,008

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	850,219	850,473

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $957,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $976,213. (xx)	$957,072	957,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	$200,000	$200,000

Total Repurchase Agreements		1,157,072

Total Short-Term Investments (2.0%) (Cost $2,007,545)		2,007,545

Total Investments in Securities (97.8%) (Cost $88,400,317)		98,615,553
Other Assets Less Liabilities (2.2%)		2,211,686

Net Assets (100%)		$100,827,239

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $1,157,702. This was collateralized by $24,403 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/3/19 – 8/15/48 and by cash of $1,157,072 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,298,993	$—	$—	$2,298,993
Consumer Discretionary	8,803,135	—	—	8,803,135
Consumer Staples	4,834,801	—	—	4,834,801
Energy	4,903,142	—	—	4,903,142
Financials	16,699,923	—	—	16,699,923
Health Care	7,229,575	—	—	7,229,575
Industrials	9,738,682	—	—	9,738,682
Information Technology	9,870,658	—	—	9,870,658
Materials	7,714,926	—	—	7,714,926
Real Estate	13,388,842	—	—	13,388,842
Utilities	11,125,331	—	—	11,125,331
Short-Term Investments
Investment Company	850,473	—	—	850,473
Repurchase Agreements	—	1,157,072	—	1,157,072

Total Assets	$97,458,481	$1,157,072	$—	$98,615,553

Total Liabilities	$—	$—	$—	$—

Total	$97,458,481	$1,157,072	$—	$98,615,553

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,232,843
Aggregate gross unrealized depreciation	(2,037,934)

Net unrealized appreciation	$10,194,909

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,420,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	54,900	$2,077,416
CenturyLink, Inc.	7,200	89,856
Verizon Communications, Inc.	31,100	1,877,196

		4,044,468

Entertainment (0.5%)
Activision Blizzard, Inc.	5,800	306,936
Electronic Arts, Inc.*	2,200	215,204
Netflix, Inc.*	3,300	883,146
Take-Two Interactive Software, Inc.*	800	100,272
Viacom, Inc., Class B	2,700	64,881
Walt Disney Co. (The)	13,063	1,702,370

		3,272,809

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	2,300	2,808,622
Alphabet, Inc., Class C*	2,300	2,803,700
Facebook, Inc., Class A*	18,100	3,223,248
TripAdvisor, Inc.*	800	30,944
Twitter, Inc.*	5,500	226,600

		9,093,114

Media (0.4%)
CBS Corp. (Non-Voting), Class B	2,600	104,962
Charter Communications, Inc., Class A*	1,300	535,756
Comcast Corp., Class A	34,100	1,537,228
Discovery, Inc., Class A(x)*	1,200	31,956
Discovery, Inc., Class C*	2,700	66,474
Fox Corp., Class A	2,733	86,185
Fox Corp., Class B	1,200	37,848
Interpublic Group of Cos., Inc. (The)	2,900	62,524
News Corp., Class A	2,800	38,976
News Corp., Class B	900	12,866
Omnicom Group, Inc.	1,700	133,110

		2,647,885

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,400	189,048

Total Communication Services		19,247,324

Consumer Discretionary (3.0%)
Auto Components (0.1%)
Aptiv plc	1,900	166,098
BorgWarner, Inc.	1,600	58,688

		224,786

Automobiles (0.1%)
Ford Motor Co.	29,500	270,220
General Motors Co.	9,900	371,052
Harley-Davidson, Inc.	1,200	43,164

		684,436

Distributors (0.0%)
Genuine Parts Co.	1,100	109,549
LKQ Corp.*	2,400	75,480

		185,029

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,500	35,430

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	3,000	131,130
Chipotle Mexican Grill, Inc.*	200	168,094
Darden Restaurants, Inc.	900	106,398
Hilton Worldwide Holdings, Inc.	2,200	204,842
Marriott International, Inc., Class A	2,100	261,177
McDonald’s Corp.	5,700	1,223,847
MGM Resorts International	3,800	105,336
Norwegian Cruise Line Holdings Ltd.*	1,600	82,832
Royal Caribbean Cruises Ltd.	1,300	140,829
Starbucks Corp.	9,100	804,622
Wynn Resorts Ltd.	700	76,104
Yum! Brands, Inc.	2,300	260,889

		3,566,100

Household Durables (0.1%)
DR Horton, Inc.	2,600	137,046
Garmin Ltd.	900	76,221
Leggett & Platt, Inc.	1,000	40,940
Lennar Corp., Class A	2,100	117,285
Mohawk Industries, Inc.*	500	62,035
Newell Brands, Inc.	2,900	54,288
PulteGroup, Inc.	1,900	69,445
Whirlpool Corp.	500	79,180

		636,440

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	3,100	5,381,321
Booking Holdings, Inc.*	300	588,783
eBay, Inc.	6,200	241,676
Expedia Group, Inc.	1,000	134,410

		6,346,190

Leisure Products (0.0%)
Hasbro, Inc.	900	106,821

Multiline Retail (0.2%)
Dollar General Corp.	1,900	301,986
Dollar Tree, Inc.*	1,800	205,488
Kohl’s Corp.	1,200	59,592
Macy’s, Inc.	2,300	35,742
Nordstrom, Inc.(x)	800	26,936
Target Corp.	3,900	416,949

		1,046,693

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	500	82,700
AutoZone, Inc.*	200	216,924
Best Buy Co., Inc.	1,700	117,283
CarMax, Inc.*	1,300	114,400
Gap, Inc. (The)	1,600	27,776
Home Depot, Inc. (The)	8,300	1,925,766
L Brands, Inc.	1,700	33,303
Lowe’s Cos., Inc.	5,900	648,764
O’Reilly Automotive, Inc.*	600	239,106
Ross Stores, Inc.	2,800	307,580
Tiffany & Co.	800	74,104
TJX Cos., Inc. (The)	9,100	507,234
Tractor Supply Co.	900	81,396
Ulta Beauty, Inc.*	400	100,260

		4,476,596

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	1,100	36,476
Hanesbrands, Inc.	2,700	41,364
NIKE, Inc., Class B	9,500	892,240
PVH Corp.	600	52,938
Ralph Lauren Corp.	400	38,188
Tapestry, Inc.	2,200	57,310
Under Armour, Inc., Class A*	1,400	27,916
Under Armour, Inc., Class C*	1,500	27,195
VF Corp.	2,500	222,475

		1,396,102

Total Consumer Discretionary		18,704,623

Consumer Staples (2.3%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,300	81,614
Coca-Cola Co. (The)	28,900	1,573,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	1,300	$269,464
Molson Coors Brewing Co., Class B	1,400	80,500
Monster Beverage Corp.*	2,900	168,374
PepsiCo, Inc.	10,500	1,439,550

		3,612,818

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	3,300	950,763
Kroger Co. (The)	6,100	157,258
Sysco Corp.	3,600	285,840
Walgreens Boots Alliance, Inc.	5,800	320,798
Walmart, Inc.	10,500	1,246,140

		2,960,799

Food Products (0.4%)
Archer-Daniels-Midland Co.	4,200	172,494
Campbell Soup Co.	1,500	70,380
Conagra Brands, Inc.	3,700	113,516
General Mills, Inc.	4,500	248,040
Hershey Co. (The)	1,000	154,990
Hormel Foods Corp.(x)	2,000	87,460
JM Smucker Co. (The)	900	99,018
Kellogg Co.	1,900	122,265
Kraft Heinz Co. (The)	4,700	131,294
Lamb Weston Holdings, Inc.	1,100	79,992
McCormick & Co., Inc. (Non-Voting)	900	140,670
Mondelez International, Inc., Class A	10,800	597,456
Tyson Foods, Inc., Class A	2,200	189,508

		2,207,083

Household Products (0.6%)
Church & Dwight Co., Inc.	1,900	142,956
Clorox Co. (The)	1,000	151,870
Colgate-Palmolive Co.	6,500	477,815
Kimberly-Clark Corp.	2,600	369,330
Procter & Gamble Co. (The)	18,900	2,350,782

		3,492,753

Personal Products (0.0%)
Coty, Inc., Class A	2,325	24,436
Estee Lauder Cos., Inc. (The), Class A	1,600	318,320

		342,756

Tobacco (0.2%)
Altria Group, Inc.	14,100	576,690
Philip Morris International, Inc.	11,700	888,381

		1,465,071

Total Consumer Staples		14,081,280

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	3,900	90,480
Halliburton Co.	6,600	124,410
Helmerich & Payne, Inc.	800	32,056
National Oilwell Varco, Inc.	2,900	61,480
Schlumberger Ltd.	10,400	355,368
TechnipFMC plc	3,200	77,248

		741,042

Oil, Gas & Consumable Fuels (1.3%)
Apache Corp.	2,800	71,680
Cabot Oil & Gas Corp.	3,200	56,224
Chevron Corp.	14,300	1,695,980
Cimarex Energy Co.	800	38,352
Concho Resources, Inc.	1,500	101,850
ConocoPhillips	8,500	484,330
Devon Energy Corp.	3,100	74,586
Diamondback Energy, Inc.	1,200	107,892
EOG Resources, Inc.	4,400	326,568
Exxon Mobil Corp.	31,800	2,245,398
Hess Corp.	1,900	114,912
HollyFrontier Corp.	1,200	64,368
Kinder Morgan, Inc.	14,600	300,906
Marathon Oil Corp.	6,200	76,074
Marathon Petroleum Corp.	5,000	303,750
Noble Energy, Inc.	3,600	80,856
Occidental Petroleum Corp.	6,685	297,282
ONEOK, Inc.	3,100	228,439
Phillips 66	3,100	317,440
Pioneer Natural Resources Co.	1,300	163,501
Valero Energy Corp.	3,100	264,244
Williams Cos., Inc. (The)	9,100	218,946

		7,633,578

Total Energy		8,374,620

Financials (3.8%)
Banks (1.7%)
Bank of America Corp.	66,500	1,939,805
BB&T Corp.	5,800	309,546
Citigroup, Inc.	17,400	1,201,992
Citizens Financial Group, Inc.	3,400	120,258
Comerica, Inc.	1,200	79,188
Fifth Third Bancorp	5,500	150,590
Huntington Bancshares, Inc.	7,900	112,733
JPMorgan Chase & Co.	24,400	2,871,636
KeyCorp	7,600	135,584
M&T Bank Corp.	1,000	157,970
People’s United Financial, Inc.	3,000	46,905
PNC Financial Services Group, Inc. (The)	3,400	476,544
Regions Financial Corp.	7,600	120,232
SunTrust Banks, Inc.	3,300	227,040
SVB Financial Group*	400	83,580
US Bancorp	11,100	614,274
Wells Fargo & Co.	30,400	1,533,376
Zions Bancorp NA	1,300	57,876

		10,239,129

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	400	33,340
Ameriprise Financial, Inc.	1,000	147,100
Bank of New York Mellon Corp. (The)	6,600	298,386
BlackRock, Inc.	900	401,076
Cboe Global Markets, Inc.	800	91,928
Charles Schwab Corp. (The)	8,900	372,287
CME Group, Inc.	2,700	570,618
E*TRADE Financial Corp.	1,800	78,642
Franklin Resources, Inc.	2,200	63,492
Intercontinental Exchange, Inc.	4,200	387,534
Invesco Ltd.	3,000	50,820
MarketAxess Holdings, Inc.	300	98,250
Moody’s Corp.	1,200	245,796
Morgan Stanley	9,600	409,632
MSCI, Inc.	600	130,650
Nasdaq, Inc.	900	89,415
Northern Trust Corp.	1,600	149,312
Raymond James Financial, Inc.	1,000	82,460
S&P Global, Inc.	1,900	465,462
State Street Corp.	2,800	165,732
T. Rowe Price Group, Inc.	1,800	205,650

		4,537,582

Consumer Finance (0.2%)
American Express Co.	5,200	615,056
Capital One Financial Corp.	3,500	318,430
Discover Financial Services	2,400	194,616
Synchrony Financial	4,800	163,632

		1,291,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	14,600	$3,037,092

Insurance (0.7%)
Aflac, Inc.	5,600	292,992
Allstate Corp. (The)	2,500	271,700
American International Group, Inc.	6,500	362,050
Aon plc	1,800	348,426
Arthur J Gallagher & Co.	1,400	125,398
Assurant, Inc.	500	62,910
Chubb Ltd.	3,400	548,896
Cincinnati Financial Corp.	1,100	128,337
Everest Re Group Ltd.	300	79,827
Globe Life, Inc.	800	76,608
Hartford Financial Services Group, Inc. (The)	2,700	163,647
Lincoln National Corp.	1,500	90,480
Loews Corp.	2,000	102,960
Marsh & McLennan Cos., Inc.	3,800	380,190
MetLife, Inc.	7,200	339,552
Principal Financial Group, Inc.	1,900	108,566
Progressive Corp. (The)	4,400	339,900
Prudential Financial, Inc.	3,100	278,845
Travelers Cos., Inc. (The)	2,000	297,380
Unum Group	1,600	47,552
Willis Towers Watson plc	1,000	192,970

		4,639,186

Total Financials		23,744,723

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	11,100	840,492
Alexion Pharmaceuticals, Inc.*	1,700	166,498
Amgen, Inc.	4,600	890,146
Biogen, Inc.*	1,500	349,230
Celgene Corp.*	5,300	526,290
Gilead Sciences, Inc.	9,600	608,448
Incyte Corp.*	1,300	96,499
Regeneron Pharmaceuticals, Inc.*	600	166,440
Vertex Pharmaceuticals, Inc.*	1,900	321,898

		3,965,941

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	13,300	1,112,811
ABIOMED, Inc.*	300	53,367
Align Technology, Inc.*	500	90,460
Baxter International, Inc.	3,600	314,892
Becton Dickinson and Co.	2,000	505,920
Boston Scientific Corp.*	10,500	427,245
Cooper Cos., Inc. (The)	400	118,800
Danaher Corp.	4,700	678,821
Dentsply Sirona, Inc.	1,800	95,958
Edwards Lifesciences Corp.*	1,600	351,856
Hologic, Inc.*	2,000	100,980
IDEXX Laboratories, Inc.*	600	163,158
Intuitive Surgical, Inc.*	900	485,937
Medtronic plc	10,100	1,097,062
ResMed, Inc.	1,100	148,621
Stryker Corp.	2,300	497,490
Teleflex, Inc.	300	101,925
Varian Medical Systems, Inc.*	700	83,363
Zimmer Biomet Holdings, Inc.	1,500	205,905

		6,634,571

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	1,200	98,796
Anthem, Inc.	1,900	456,190
Cardinal Health, Inc.	2,200	103,818
Centene Corp.*	3,100	134,106
Cigna Corp.	2,924	443,834
CVS Health Corp.	9,843	620,798
DaVita, Inc.*	800	45,656
HCA Healthcare, Inc.	2,000	240,840
Henry Schein, Inc.*	1,100	69,850
Humana, Inc.	1,000	255,670
Laboratory Corp. of America Holdings*	700	117,600
McKesson Corp.	1,400	191,324
Quest Diagnostics, Inc.	1,000	107,030
UnitedHealth Group, Inc.	7,200	1,564,704
Universal Health Services, Inc., Class B	600	89,250
WellCare Health Plans, Inc.*	400	103,668

		4,643,134

Health Care Technology (0.0%)
Cerner Corp.	2,400	163,608

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,400	183,912
Illumina, Inc.*	1,100	334,642
IQVIA Holdings, Inc.*	1,200	179,256
Mettler-Toledo International, Inc.*	200	140,880
PerkinElmer, Inc.	800	68,136
Thermo Fisher Scientific, Inc.	3,000	873,810
Waters Corp.*	500	111,615

		1,892,251

Pharmaceuticals (1.3%)
Allergan plc	2,300	387,067
Bristol-Myers Squibb Co.	12,300	623,733
Eli Lilly & Co.	6,500	726,895
Johnson & Johnson	20,000	2,587,600
Merck & Co., Inc.	19,400	1,633,092
Mylan NV*	3,900	77,142
Nektar Therapeutics*	1,300	23,679
Perrigo Co. plc	900	50,301
Pfizer, Inc.	41,800	1,501,874
Zoetis, Inc.	3,600	448,524

		8,059,907

Total Health Care		25,359,412

Industrials (2.8%)
Aerospace & Defense (0.8%)
Arconic, Inc.	3,000	78,000
Boeing Co. (The)	3,900	1,483,833
General Dynamics Corp.	2,000	365,460
Huntington Ingalls Industries, Inc.	300	63,537
L3Harris Technologies, Inc.	1,680	350,515
Lockheed Martin Corp.	1,800	702,108
Northrop Grumman Corp.	1,300	487,227
Raytheon Co.	2,100	411,999
Textron, Inc.	1,800	88,128
TransDigm Group, Inc.	400	208,268
United Technologies Corp.	6,100	832,772

		5,071,847

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,000	84,780
Expeditors International of Washington, Inc.	1,300	96,577
FedEx Corp.	1,800	262,026
United Parcel Service, Inc., Class B	5,200	623,064

		1,066,447

Airlines (0.1%)
Alaska Air Group, Inc.	900	58,419
American Airlines Group, Inc.	3,000	80,910
Delta Air Lines, Inc.	4,500	259,200
Southwest Airlines Co.	3,700	199,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	1,700	$150,297

		748,663

Building Products (0.1%)
Allegion plc	700	72,555
AO Smith Corp.	1,100	52,481
Fortune Brands Home & Security, Inc.	1,100	60,170
Johnson Controls International plc	6,000	263,340
Masco Corp.	2,200	91,696

		540,242

Commercial Services & Supplies (0.1%)
Cintas Corp.	600	160,860
Copart, Inc.*	1,500	120,495
Republic Services, Inc.	1,600	138,480
Rollins, Inc.	1,150	39,181
Waste Management, Inc.	2,900	333,500

		792,516

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	900	82,350
Quanta Services, Inc.	1,100	41,580

		123,930

Electrical Equipment (0.1%)
AMETEK, Inc.	1,700	156,094
Eaton Corp. plc	3,200	266,080
Emerson Electric Co.	4,600	307,556
Rockwell Automation, Inc.	900	148,320

		878,050

Industrial Conglomerates (0.4%)
3M Co.	4,300	706,920
General Electric Co.	65,600	586,464
Honeywell International, Inc.	5,500	930,600
Roper Technologies, Inc.	800	285,280

		2,509,264

Machinery (0.5%)
Caterpillar, Inc.	4,300	543,133
Cummins, Inc.	1,100	178,937
Deere & Co.	2,400	404,832
Dover Corp.	1,100	109,516
Flowserve Corp.	1,000	46,710
Fortive Corp.	2,200	150,832
IDEX Corp.	600	98,328
Illinois Tool Works, Inc.	2,300	359,927
Ingersoll-Rand plc	1,800	221,778
PACCAR, Inc.	2,600	182,026
Parker-Hannifin Corp.	1,000	180,610
Pentair plc	1,200	45,360
Snap-on, Inc.	400	62,616
Stanley Black & Decker, Inc.	1,100	158,851
Wabtec Corp.	1,429	102,688
Xylem, Inc.	1,400	111,468

		2,957,612

Professional Services (0.1%)
Equifax, Inc.	900	126,603
IHS Markit Ltd.*	2,700	180,576
Nielsen Holdings plc	2,700	57,375
Robert Half International, Inc.	900	50,094
Verisk Analytics, Inc.	1,200	189,768

		604,416

Road & Rail (0.3%)
CSX Corp.	5,800	401,766
JB Hunt Transport Services, Inc.	700	77,455
Kansas City Southern	800	106,408
Norfolk Southern Corp.	2,000	359,320
Union Pacific Corp.	5,300	858,494

		1,803,443

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,300	140,481
United Rentals, Inc.*	600	74,784
WW Grainger, Inc.	300	89,145

		304,410

Total Industrials		17,400,840

Information Technology (6.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	400	95,568
Cisco Systems, Inc.	32,200	1,591,002
F5 Networks, Inc.*	400	56,168
Juniper Networks, Inc.	2,600	64,350
Motorola Solutions, Inc.	1,200	204,492

		2,011,580

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,200	212,300
CDW Corp.	1,100	135,564
Corning, Inc.	5,900	168,268
FLIR Systems, Inc.	1,000	52,590
IPG Photonics Corp.*	300	40,680
Keysight Technologies, Inc.*	1,400	136,150
TE Connectivity Ltd.	2,500	232,950

		978,502

IT Services (1.7%)
Accenture plc, Class A	4,800	923,280
Akamai Technologies, Inc.*	1,200	109,656
Alliance Data Systems Corp.	300	38,439
Automatic Data Processing, Inc.	3,300	532,686
Broadridge Financial Solutions, Inc.	900	111,987
Cognizant Technology Solutions Corp., Class A	4,300	259,139
DXC Technology Co.	2,000	59,000
Fidelity National Information Services, Inc.	4,600	610,696
Fiserv, Inc.*	4,300	445,437
FleetCor Technologies, Inc.*	600	172,068
Gartner, Inc.*	700	100,093
Global Payments, Inc.	2,172	345,348
International Business Machines Corp.	6,700	974,314
Jack Henry & Associates, Inc.	600	87,582
Leidos Holdings, Inc.	1,100	94,468
Mastercard, Inc., Class A	6,800	1,846,676
Paychex, Inc.	2,400	198,648
PayPal Holdings, Inc.*	8,800	911,592
VeriSign, Inc.*	800	150,904
Visa, Inc., Class A	13,100	2,253,331
Western Union Co. (The)	3,200	74,144

		10,299,488

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	6,700	194,233
Analog Devices, Inc.	2,800	312,844
Applied Materials, Inc.	7,000	349,300
Broadcom, Inc.	3,000	828,210
Intel Corp.	33,700	1,736,561
KLA Corp.	1,200	191,340
Lam Research Corp.	1,100	254,221
Maxim Integrated Products, Inc.	2,000	115,820
Microchip Technology, Inc.(x)	1,800	167,238
Micron Technology, Inc.*	8,300	355,655
NVIDIA Corp.	4,600	800,722
Qorvo, Inc.*	900	66,726
QUALCOMM, Inc.	9,100	694,148
Skyworks Solutions, Inc.	1,300	103,025
Texas Instruments, Inc.	7,100	917,604
Xilinx, Inc.	1,900	182,210

		7,269,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (2.0%)
Adobe, Inc.*	3,700	$1,022,125
ANSYS, Inc.*	600	132,816
Autodesk, Inc.*	1,700	251,090
Cadence Design Systems, Inc.*	2,100	138,768
Citrix Systems, Inc.	900	86,868
Fortinet, Inc.*	1,100	84,436
Intuit, Inc.	2,000	531,880
Microsoft Corp.	57,700	8,022,031
Oracle Corp.	18,300	1,007,049
salesforce.com, Inc.*	6,400	950,016
Symantec Corp.	4,700	111,061
Synopsys, Inc.*	1,100	150,975

		12,489,115

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	32,900	7,368,613
Hewlett Packard Enterprise Co.	10,100	153,217
HP, Inc.	11,300	213,796
NetApp, Inc.	1,900	99,769
Seagate Technology plc	1,900	102,201
Western Digital Corp.	2,200	131,208
Xerox Holdings Corp.	1,500	44,865

		8,113,669

Total Information Technology		41,162,211

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	1,700	377,162
Albemarle Corp.(x)	800	55,616
Celanese Corp.	1,000	122,290
CF Industries Holdings, Inc.	1,700	83,640
Corteva, Inc.	5,600	156,800
Dow, Inc.	5,600	266,840
DuPont de Nemours, Inc.	5,599	399,265
Eastman Chemical Co.	1,000	73,830
Ecolab, Inc.	1,900	376,276
FMC Corp.	1,000	87,680
International Flavors & Fragrances, Inc.(x)	800	98,152
Linde plc	4,100	794,252
LyondellBasell Industries NV, Class A	2,100	187,887
Mosaic Co. (The)	2,700	55,350
PPG Industries, Inc.	1,800	213,318
Sherwin-Williams Co. (The)	600	329,922

		3,678,280

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	500	137,050
Vulcan Materials Co.	1,000	151,240

		288,290

Containers & Packaging (0.1%)
Amcor plc	12,200	118,950
Avery Dennison Corp.	600	68,142
Ball Corp.	2,500	182,025
International Paper Co.	3,000	125,460
Packaging Corp. of America	700	74,270
Sealed Air Corp.	1,200	49,812
Westrock Co.	1,900	69,255

		687,914

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	10,900	104,313
Newmont Goldcorp Corp.	6,200	235,104
Nucor Corp.	2,300	117,093

		456,510

Total Materials		5,110,994

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	800	123,232
American Tower Corp. (REIT)	3,300	729,729
Apartment Investment & Management Co. (REIT), Class A	1,099	57,302
AvalonBay Communities, Inc. (REIT)	1,000	215,330
Boston Properties, Inc. (REIT)	1,200	155,592
Crown Castle International Corp. (REIT)	3,100	430,931
Digital Realty Trust, Inc. (REIT)	1,600	207,696
Duke Realty Corp. (REIT)	2,700	91,719
Equinix, Inc. (REIT)	600	346,080
Equity Residential (REIT)	2,800	241,528
Essex Property Trust, Inc. (REIT)	500	163,325
Extra Space Storage, Inc. (REIT)	1,000	116,820
Federal Realty Investment Trust (REIT)	600	81,684
HCP, Inc. (REIT)	3,600	128,268
Host Hotels & Resorts, Inc. (REIT)	5,600	96,824
Iron Mountain, Inc. (REIT)	2,200	71,258
Kimco Realty Corp. (REIT)	3,200	66,816
Macerich Co. (The) (REIT)(x)	800	25,272
Mid-America Apartment Communities, Inc. (REIT)	900	117,009
Prologis, Inc. (REIT)	4,700	400,534
Public Storage (REIT)	1,100	269,797
Realty Income Corp. (REIT)	2,400	184,032
Regency Centers Corp. (REIT)	1,300	90,337
SBA Communications Corp. (REIT)	900	217,035
Simon Property Group, Inc. (REIT)	2,300	357,995
SL Green Realty Corp. (REIT)	600	49,050
UDR, Inc. (REIT)	2,100	101,808
Ventas, Inc. (REIT)	2,800	204,484
Vornado Realty Trust (REIT)	1,300	82,771
Welltower, Inc. (REIT)	3,000	271,950
Weyerhaeuser Co. (REIT)	5,600	155,120

		5,851,328

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,400	127,224

Total Real Estate		5,978,552

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,800	97,074
American Electric Power Co., Inc.	3,700	346,653
Duke Energy Corp.	5,500	527,230
Edison International	2,700	203,634
Entergy Corp.	1,400	164,304
Evergy, Inc.	1,800	119,808
Eversource Energy	2,400	205,128
Exelon Corp.	7,300	352,663
FirstEnergy Corp.	3,800	183,274
NextEra Energy, Inc.	3,600	838,764
Pinnacle West Capital Corp.	800	77,656
PPL Corp.	5,400	170,046
Southern Co. (The)	7,800	481,806
Xcel Energy, Inc.	3,900	253,071

		4,021,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	900	$102,501

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,000	81,700
NRG Energy, Inc.	1,900	75,240

		156,940

Multi-Utilities (0.4%)
Ameren Corp.	1,800	144,090
CenterPoint Energy, Inc.	3,800	114,684
CMS Energy Corp.	2,100	134,295
Consolidated Edison, Inc.	2,500	236,175
Dominion Energy, Inc.	5,969	483,728
DTE Energy Co.	1,400	186,144
NiSource, Inc.	2,800	83,776
Public Service Enterprise Group, Inc.	3,800	235,904
Sempra Energy	2,100	309,981
WEC Energy Group, Inc.	2,400	228,240

		2,157,017

Water Utilities (0.0%)
American Water Works Co., Inc.	1,400	173,922

Total Utilities		6,611,491

Total Common Stocks (30.0%) (Cost $170,100,436)		185,776,070

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.7%)
U.S. Treasury Notes 2.250%, 11/15/27	$241,580,000	252,738,919

Total Long-Term Debt Securities (40.7%) (Cost $256,660,894)		252,738,919

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (25.8%)
Goldman Sachs Financial Square Funds - Government Fund‡	29,307,232	29,307,232
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	28,709,125	28,709,125
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	28,410,072	28,410,072
JPMorgan Prime Money Market Fund, IM Shares	73,699,948	73,722,058

Total Investment Companies		160,148,487

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $14,924, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $15,221.(xx)	$14,923	14,923
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $12,387, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625% -2.750%, maturing 5/15/20-8/7/23; total market value $12,634.(xx)	12,386	12,386
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $6,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $6,730.(xx)	6,047	6,047
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $57,791, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/15/20-8/15/49; total market value $58,943.(xx)	57,787	57,787

Total Repurchase Agreements		91,143

Total Short-Term Investments (25.8%) (Cost $160,233,333)		160,239,630

Total Investments in Securities (96.5%) (Cost $586,994,663)		598,754,619
Other Assets Less Liabilities (3.5%)		21,910,533

Net Assets (100%)		$620,665,152

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $426,263. This was collateralized by $340,269 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/8/19-11/15/48 and by cash of $91,143 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	29,307,232	25,730,718	3,576,514	—	—	—	29,307,232	—	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	28,709,125	25,205,601	3,503,524	—	—	—	28,709,125	—	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	28,410,072	24,943,043	3,467,029	—	—	—	28,410,072	—	—

Total		75,879,362	10,547,067	—	—	—	86,426,429	—	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,201	12/2019	EUR	46,536,014	677,504
FTSE 100 Index	342	12/2019	GBP	31,048,067	446,939
Russell 2000 E-Mini Index	406	12/2019	USD	30,957,500	(1,148,466)
S&P Midcap 400 E-Mini Index	241	12/2019	USD	46,705,800	(694,509)
TOPIX Index	219	12/2019	JPY	32,163,884	969,168

					250,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$19,247,324	$—	$—	$19,247,324
Consumer Discretionary	18,704,623	—	—	18,704,623
Consumer Staples	14,081,280	—	—	14,081,280
Energy	8,374,620	—	—	8,374,620
Financials	23,744,723	—	—	23,744,723
Health Care	25,359,412	—	—	25,359,412
Industrials	17,400,840	—	—	17,400,840
Information Technology	41,162,211	—	—	41,162,211
Materials	5,110,994	—	—	5,110,994
Real Estate	5,978,552	—	—	5,978,552
Utilities	6,611,491	—	—	6,611,491
Futures	2,093,611	—	—	2,093,611
Short-Term Investments
Investment Companies	160,148,487	—	—	160,148,487
Repurchase Agreements	—	91,143	—	91,143
U.S. Treasury Obligations	—	252,738,919	—	252,738,919

Total Assets	$348,018,168	$252,830,062	$—	$600,848,230

Liabilities:
Futures	$(1,842,975)	$—	$—	$(1,842,975)

Total Liabilities	$(1,842,975)	$—	$—	$(1,842,975)

Total	$346,175,193	$252,830,062	$—	$599,005,255

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,327,476
Aggregate gross unrealized depreciation	(9,615,496)

Net unrealized appreciation	$14,711,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$584,293,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$2,823,000	$2,854,618
2.460%, 12/15/25	3,250,000	3,209,050

Total Energy		6,063,668

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	10,419,316
Series KK
3.550%, 1/15/24	5,979,000	6,413,424
Series MM
2.300%, 9/15/20	2,500,000	2,504,457
Series NN
3.250%, 6/15/25	2,500,000	2,712,980

Total Financials		22,050,177

Total Corporate Bonds		28,113,845

Foreign Government Securities (2.0%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	19,290,675
Kingdom of Jordan
2.578%, 6/30/22	20,000,000	20,420,000
3.000%, 6/30/25	6,301,000	6,679,060
State of Israel
5.500%, 9/18/23	20,000,000	22,890,540
5.500%, 4/26/24	27,579,000	32,032,231
Ukraine Government AID Bonds
1.847%, 5/29/20	22,531,000	22,535,506
1.471%, 9/29/21	25,000,000	24,815,000

Total Foreign Government Securities		148,663,012

U.S. Government Agency Securities (47.6%)
FFCB
1.400%, 2/24/20	10,000,000	9,981,615
2.550%, 5/15/20	5,000,000	5,017,871
1.680%, 10/13/20	20,000,000	20,002,278
1.750%, 10/26/20	10,000,000	10,009,145
1.900%, 11/27/20	10,000,000	10,029,401
2.140%, 1/8/21	15,000,000	15,001,022
2.350%, 2/12/21	10,000,000	10,094,086
2.550%, 3/11/21	20,000,000	20,257,236
1.620%, 4/20/21	10,000,000	9,957,980
1.550%, 5/17/21	10,000,000	9,948,902
2.875%, 5/26/21	10,000,000	10,193,079
1.620%, 6/14/21	5,000,000	4,976,712
1.500%, 7/6/21	5,000,000	4,967,302
1.550%, 8/16/21	15,000,000	14,952,783
2.700%, 8/27/21	15,000,000	15,286,735
1.950%, 11/2/21	15,000,000	15,070,371
3.050%, 11/15/21	35,000,000	36,029,647
1.680%, 1/5/22	5,000,000	4,978,386
2.600%, 1/18/22	15,000,000	15,309,732
2.530%, 2/14/22	15,000,000	15,309,162
2.550%, 3/1/22	15,000,000	15,318,268
1.850%, 8/5/22	15,000,000	15,116,526
1.820%, 8/19/22	15,000,000	14,989,469
2.000%, 9/23/22	15,000,000	15,030,126
1.980%, 6/13/23	10,000,000	9,988,088
2.400%, 6/19/23	20,000,000	20,065,438
2.875%, 7/17/23	20,000,000	20,909,888
1.600%, 8/14/23	20,000,000	20,012,194
1.920%, 8/28/23	15,000,000	14,982,900
2.100%, 8/20/24	20,000,000	20,009,986
2.370%, 8/19/27	15,000,000	15,001,235
2.930%, 7/16/29	15,000,000	15,069,582
2.870%, 7/30/29	10,000,000	10,039,932
2.650%, 8/13/29	15,000,000	15,030,581
2.590%, 8/27/29	20,000,000	20,019,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLB
2.625%, 10/1/20	$70,000,000	$70,566,174
2.520%, 10/9/20	25,000,000	25,005,048
1.950%, 11/5/20	25,000,000	24,989,688
3.125%, 12/11/20	15,000,000	15,239,200
5.250%, 12/11/20	9,815,000	10,222,100
2.550%, 1/11/21	25,000,000	25,006,160
2.200%, 1/29/21	35,000,000	35,011,252
2.250%, 1/29/21(x)	25,000,000	25,021,698
1.870%, 2/10/21	20,000,000	19,995,752
1.375%, 2/18/21	40,000,000	39,812,840
1.750%, 3/12/21	20,000,000	20,003,502
5.625%, 6/11/21	1,850,000	1,970,706
1.875%, 7/7/21	56,315,000	56,487,149
1.125%, 7/14/21	77,500,000	76,722,179
2.070%, 8/26/21	25,000,000	25,003,043
2.050%, 9/23/21	20,000,000	20,011,114
2.125%, 9/24/21	10,000,000	10,006,851
3.000%, 10/12/21(x)	50,000,000	51,347,740
1.875%, 11/29/21	88,500,000	89,058,169
2.625%, 12/10/21	9,825,000	10,028,331
2.250%, 3/11/22	5,000,000	5,064,582
2.700%, 4/29/22	15,000,000	15,010,385
2.125%, 6/10/22	20,000,000	20,278,064
2.300%, 7/19/22	5,000,000	5,001,231
2.160%, 8/17/22	25,000,000	25,007,075
3.125%, 9/9/22	50,000,000	52,114,210
2.000%, 9/26/22	10,000,000	10,007,945
2.150%, 9/26/22	30,000,000	30,005,874
2.260%, 10/4/22	30,000,000	30,030,960
2.500%, 12/9/22	20,000,000	20,535,062
3.250%, 6/9/23	10,000,000	10,580,502
3.375%, 9/8/23(x)	50,000,000	53,387,580
2.500%, 2/13/24	31,865,000	33,079,394
2.875%, 6/14/24	13,085,000	13,824,292
1.500%, 8/15/24(x)	37,875,000	37,855,741
2.875%, 9/13/24	36,180,000	38,275,538
2.750%, 12/13/24	10,000,000	10,552,803
3.125%, 6/13/25	10,000,000	10,751,515
3.250%, 6/9/28	25,000,000	27,633,595
3.250%, 11/16/28(x)	66,335,000	74,027,804
FHLMC
1.875%, 11/17/20	10,000,000	10,006,243
1.330%, 12/30/20	5,000,000	4,965,693
2.375%, 2/16/21	67,344,000	68,044,142
2.375%, 7/15/21	10,000,000	10,002,294
1.125%, 8/12/21	40,000,000	39,667,872
1.930%, 8/27/21	10,000,000	9,995,989
2.150%, 9/13/21	25,000,000	25,009,590
2.375%, 1/13/22	90,000,000	91,436,778
2.400%, 7/11/22	15,000,000	15,002,668
2.250%, 8/8/22	50,000,000	50,016,695
1.980%, 8/19/22	15,000,000	15,010,951
2.050%, 8/26/22	25,000,000	25,003,735
2.750%, 6/19/23(x)	100,000,000	104,197,300
2.890%, 4/16/24	25,000,000	25,011,797
2.820%, 5/20/24	30,000,000	30,041,418
2.750%, 5/22/24	15,000,000	15,020,084
2.250%, 8/12/24	25,000,000	25,030,873
FNMA
1.900%, 10/27/20	10,000,000	9,994,054
2.875%, 10/30/20	100,000,000	101,158,980
1.400%, 11/10/20	10,000,000	9,943,183
1.500%, 11/30/20	50,000,000	49,831,715
1.875%, 12/28/20	64,703,000	64,760,049
1.375%, 2/26/21(x)	50,000,000	49,727,935
2.500%, 4/13/21	50,000,000	50,605,235
1.250%, 5/6/21(x)	30,000,000	29,816,682
2.750%, 6/22/21	47,000,000	47,887,520
1.250%, 8/17/21	60,000,000	59,536,920
1.375%, 10/7/21(x)	50,000,000	49,747,935
2.000%, 1/5/22	45,000,000	45,357,156
2.625%, 1/11/22	63,640,000	65,077,583
1.875%, 4/5/22(x)	55,000,000	55,403,023
2.250%, 4/12/22	33,915,000	34,435,595
1.375%, 9/6/22	25,000,000	24,868,262
2.000%, 10/5/22(x)	25,000,000	25,310,532
2.375%, 1/19/23(x)	50,000,000	51,265,210
2.875%, 9/12/23(x)	20,000,000	21,000,962
2.500%, 2/5/24	61,045,000	63,340,738
1.750%, 7/2/24	50,000,000	50,652,630
2.625%, 9/6/24	85,000,000	89,226,506
2.125%, 4/24/26(x)	119,485,000	122,903,777
1.875%, 9/24/26(x)	70,000,000	71,065,645
NCUA Guaranteed Notes
3.450%, 6/12/21	280,000	286,661
Tennessee Valley Authority
3.875%, 2/15/21	10,345,000	10,636,128
1.875%, 8/15/22	12,000,000	12,058,431
2.875%, 9/15/24	20,000,000	21,130,294
6.750%, 11/1/25	15,779,000	20,348,829
2.875%, 2/1/27	48,000,000	51,154,728

Total U.S. Government Agency Securities		3,595,486,864

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bonds
7.875%, 2/15/21(x)	2,800,000	3,029,687
8.125%, 5/15/21	3,250,000	3,579,793
8.000%, 11/15/21	2,800,000	3,165,750
7.250%, 8/15/22	10,000,000	11,575,000
7.125%, 2/15/23	2,000,000	2,361,250
6.250%, 8/15/23	1,000,000	1,174,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.625%, 11/30/20	$50,000,000	$49,898,925
1.875%, 12/15/20	7,000,000	7,006,562
1.375%, 1/31/21	55,000,000	54,708,885
2.250%, 2/15/21	4,000,000	4,026,367
3.625%, 2/15/21	20,000,000	20,504,492
1.125%, 2/28/21	55,750,000	55,263,275
2.250%, 3/31/21	30,000,000	30,220,314
1.375%, 4/30/21	40,000,000	39,780,860
2.250%, 4/30/21	30,000,000	30,241,113
3.125%, 5/15/21	10,000,000	10,220,215
1.375%, 5/31/21	33,000,000	32,815,019
2.000%, 5/31/21	15,000,000	15,069,580
1.125%, 6/30/21	30,000,000	29,702,343
2.250%, 7/31/21	15,000,000	15,151,171
1.125%, 8/31/21	33,000,000	32,666,456
2.000%, 8/31/21	20,000,000	20,122,460
2.125%, 9/30/21	40,000,000	40,366,408
1.250%, 10/31/21	35,000,000	34,715,625
2.000%, 11/15/21	35,000,000	35,263,183
1.750%, 11/30/21	45,000,000	45,101,952
1.875%, 11/30/21	42,500,000	42,721,629
2.000%, 12/31/21	14,550,000	14,668,219
2.125%, 12/31/21	40,000,000	40,433,592
1.500%, 1/31/22	59,175,000	59,013,192
1.875%, 1/31/22	35,000,000	35,193,455
1.750%, 2/28/22	25,000,000	25,076,660
1.875%, 2/28/22	30,000,000	30,175,194
1.750%, 3/31/22	20,000,000	20,075,000
1.875%, 3/31/22	5,000,000	5,033,886
1.750%, 4/30/22	35,000,000	35,132,618
1.875%, 4/30/22	25,000,000	25,167,970
1.750%, 5/15/22	26,000,000	26,103,085
1.750%, 5/31/22	30,000,000	30,111,915
1.750%, 6/30/22	34,000,000	34,148,087
2.125%, 6/30/22	12,000,000	12,172,969
1.625%, 8/15/22	40,000,000	40,052,344
1.625%, 8/31/22	34,000,000	34,030,546
1.750%, 9/30/22	37,500,000	37,684,571
1.875%, 10/31/22	13,000,000	13,114,765
2.000%, 10/31/22	15,000,000	15,184,571
1.625%, 11/15/22	19,500,000	19,527,041
2.000%, 11/30/22	10,000,000	10,125,781
2.125%, 12/31/22	25,000,000	25,428,710
1.750%, 1/31/23	35,000,000	35,185,937
2.375%, 1/31/23	35,000,000	35,889,357
2.000%, 2/15/23	20,000,000	20,272,266
1.500%, 2/28/23	18,000,000	17,951,485
1.500%, 3/31/23	39,000,000	38,908,592
2.500%, 3/31/23	9,000,000	9,282,656
1.625%, 4/30/23	6,000,000	6,008,906
1.750%, 5/15/23	12,500,000	12,572,754
1.625%, 5/31/23	7,500,000	7,514,795
1.375%, 6/30/23	60,000,000	59,565,234
1.250%, 7/31/23	41,000,000	40,506,721
2.500%, 8/15/23	23,000,000	23,800,060
1.375%, 8/31/23	3,125,000	3,102,295
2.750%, 8/31/23	45,000,000	46,999,512
1.375%, 9/30/23	25,000,000	24,818,848
1.625%, 10/31/23	30,000,000	30,066,210
2.750%, 11/15/23	11,500,000	12,036,817
2.125%, 11/30/23	28,000,000	28,616,328
2.250%, 12/31/23	31,000,000	31,859,766
2.250%, 1/31/24	33,000,000	33,935,860
2.500%, 1/31/24	9,000,000	9,348,398
2.750%, 2/15/24	20,000,000	20,994,532
2.125%, 2/29/24	43,000,000	44,021,250
2.375%, 2/29/24	5,000,000	5,172,949
2.125%, 3/31/24	40,000,000	40,964,064
2.000%, 4/30/24	35,000,000	35,667,187
2.500%, 5/15/24	28,000,000	29,155,000
2.000%, 5/31/24	38,000,000	38,762,968
2.000%, 6/30/24	19,000,000	19,369,981
1.750%, 7/31/24(x)	20,000,000	20,178,516
2.125%, 7/31/24	35,000,000	35,897,557
2.375%, 8/15/24	20,000,000	20,748,438
1.250%, 8/31/24(x)	72,000,000	70,997,342
1.875%, 8/31/24	25,000,000	25,368,653
2.125%, 9/30/24	7,000,000	7,184,570
2.250%, 10/31/24	32,000,000	33,049,376
2.250%, 11/15/24	25,000,000	25,822,265
2.250%, 12/31/24	22,000,000	22,740,351
2.000%, 2/15/25	30,000,000	30,636,915
2.125%, 5/15/25	30,000,000	30,850,782
2.875%, 7/31/25	18,000,000	19,271,601
2.000%, 8/15/25	38,000,000	38,846,093
2.750%, 8/31/25	15,000,000	15,965,625
2.250%, 11/15/25	20,000,000	20,743,360
1.625%, 2/15/26	30,000,000	30,013,476
1.625%, 5/15/26	23,000,000	23,010,782
2.125%, 5/31/26	9,000,000	9,286,875
1.500%, 8/15/26	33,500,000	33,231,085
1.375%, 8/31/26	5,000,000	4,920,312
2.000%, 11/15/26	32,500,000	33,332,813
2.250%, 2/15/27	21,000,000	21,910,136
2.250%, 8/15/27	20,000,000	20,907,812
2.250%, 11/15/27	53,500,000	55,971,240
2.750%, 2/15/28	26,600,000	28,880,224
2.875%, 5/15/28	16,000,000	17,560,626
2.875%, 8/15/28	33,000,000	36,287,754
3.125%, 11/15/28	22,500,000	25,264,161
2.625%, 2/15/29	30,000,000	32,474,415
2.375%, 5/15/29(x)	52,000,000	55,232,736
1.625%, 8/15/29(x)	31,500,000	31,364,648

Total U.S. Treasury Obligations		2,898,408,615

Total Long-Term Debt Securities (88.4%) (Cost $6,534,382,104)		6,670,672,336

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (11.1%)
iShares 1-3 Year Treasury Bond ETF(x)	1,388,450	117,768,329
iShares 3-7 Year Treasury Bond ETF(x)	6,067	769,296
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	121,855,621
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	52,782,000
Schwab Short-Term U.S. Treasury ETF	950,000	48,060,500
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	260,013,000
Vanguard Short-Term Treasury ETF	3,900,000	237,705,000

Total Exchange Traded Funds (11.1%) (Cost $796,745,421)		838,953,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $ 32,312,687, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375% - 2.500%, maturing 2/15/22-2/15/45; total market value $35,898,462.(xx)	$32,300,000	$32,300,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $ 1,800,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $ 2,003,404.(xx)	1,800,000	1,800,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 1,364,970, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 5/15/20-8/15/49; total market value $1,392,179.(xx)	1,364,881	1,364,881
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $ 33,011,807, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 11/7/19-11/15/48; total market value $33,660,000.(xx)	33,000,000	33,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $ 8,000,438, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500% - 3.125%, maturing 6/15/20-2/15/29; total market value $8,888,495.(xx)	8,000,000	8,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $ 24,509,528, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500% - 3.125%, maturing 6/15/20-2/15/29; total market value $27,221,017.(xx)	24,500,000	24,500,000

Total Repurchase Agreements		100,964,881

Total Short-Term Investments (1.3%) (Cost $100,964,881)		100,964,881

Total Investments in Securities (100.8%) (Cost $7,432,092,406)		7,610,590,963
Other Assets Less Liabilities (-0.8%)		(62,040,053)

Net Assets (100%)		$7,548,550,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $143,064,853. This was collateralized by $46,618,376 of various Corporate Bonds, ranging from 3.000% - 3.500%, maturing 5/25/29-5/25/57, U.S. Government Agency Securities, ranging from 1.500% - 26.692%, maturing 1/25/20-9/20/68 and U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 10/1/19 - 8/15/48 and by cash of $100,964,881 which was subsequently invested in joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$6,063,668	$—	$6,063,668
Financials	—	22,050,177	—	22,050,177
Exchange Traded Funds	838,953,746	—	—	838,953,746
Foreign Government Securities	—	148,663,012	—	148,663,012
Short-Term Investments
Repurchase Agreements	—	100,964,881	—	100,964,881
U.S. Government Agency Securities	—	3,595,486,864	—	3,595,486,864
U.S. Treasury Obligations	—	2,898,408,615	—	2,898,408,615

Total Assets	$838,953,746	$6,771,637,217	$—	$7,610,590,963

Total Liabilities	$—	$—	$—	$—

Total	$838,953,746	$6,771,637,217	$—	$7,610,590,963

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,457,039
Aggregate gross unrealized depreciation	(3,691,339)

Net unrealized appreciation	$177,765,700

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,432,825,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
AGL Energy Ltd.	36,563	$472,834
Alumina Ltd.	129,922	207,827
AMP Ltd.	169,708	209,044
APA Group	60,850	470,670
Aristocrat Leisure Ltd.	30,909	638,378
ASX Ltd.	10,057	550,301
Aurizon Holdings Ltd.	100,915	401,864
AusNet Services	92,380	113,169
Australia & New Zealand Banking Group Ltd.	149,369	2,875,290
Bank of Queensland Ltd.(x)	21,721	145,433
Bendigo & Adelaide Bank Ltd.	25,453	197,392
BHP Group Ltd.	155,310	3,849,228
BHP Group Ltd. (ADR)(x)	32,299	1,594,925
BHP Group plc	111,352	2,371,878
BlueScope Steel Ltd.	26,536	215,105
Boral Ltd.	66,487	216,748
Brambles Ltd.	176,817	1,360,506
Caltex Australia Ltd.	44,430	789,285
Challenger Ltd.(x)	30,103	149,744
CIMIC Group Ltd.	4,886	103,716
Coca-Cola Amatil Ltd.	29,304	210,644
Cochlear Ltd.	3,106	436,365
Coles Group Ltd.	59,700	620,536
Commonwealth Bank of Australia	93,330	5,091,731
Computershare Ltd.	24,947	271,933
Crown Resorts Ltd.	17,708	144,022
CSL Ltd.	23,889	3,767,989
Dexus (REIT)	60,023	483,314
Flight Centre Travel Group Ltd.	3,017	96,929
Fortescue Metals Group Ltd.	75,245	446,922
Goodman Group (REIT)	86,068	823,739
GPT Group (The) (REIT)	102,790	427,369
Harvey Norman Holdings Ltd.(x)	34,572	105,705
Incitec Pivot Ltd.	84,155	192,553
Insurance Australia Group Ltd.	121,123	645,841
Lendlease Group	30,816	365,235
Macquarie Group Ltd.	17,048	1,508,278
Magellan Financial Group Ltd.	6,725	233,488
Medibank Pvt Ltd.	149,628	343,371
Mirvac Group (REIT)	198,544	410,062
National Australia Bank Ltd.	148,221	2,971,240
Newcrest Mining Ltd.	40,465	949,087
Oil Search Ltd.	358,010	1,768,796
Orica Ltd.	19,764	300,677
Origin Energy Ltd.	95,110	511,630
QBE Insurance Group Ltd.	69,507	589,237
Ramsay Health Care Ltd.	7,684	336,436
REA Group Ltd.	2,703	197,435
Rio Tinto Ltd.	19,571	1,224,119
Rio Tinto plc	59,859	3,097,808
Rio Tinto plc (ADR)	39,845	2,075,526
Santos Ltd.	90,081	469,985
Scentre Group (REIT)	287,367	762,256
SEEK Ltd.	17,439	252,712
Sonic Healthcare Ltd.(x)	21,025	398,053
South32 Ltd.	274,452	485,332
Stockland (REIT)	133,098	408,747
Suncorp Group Ltd.	68,492	631,025
Sydney Airport	61,182	331,597
Tabcorp Holdings Ltd.	110,588	362,011
Telstra Corp. Ltd.	214,257	507,591
TPG Telecom Ltd.	19,853	92,995
Transurban Group	141,046	1,398,473
Treasury Wine Estates Ltd.(x)	39,040	489,320
Vicinity Centres (REIT)	159,395	276,490
Wesfarmers Ltd.	59,778	1,605,817
Westpac Banking Corp.	181,761	3,636,223
Woodside Petroleum Ltd.	50,198	1,097,071
Woolworths Group Ltd.	66,360	1,669,759
WorleyParsons Ltd.	17,645	154,943

		62,611,754

Austria (0.4%)
ANDRITZ AG	4,242	173,384
Erste Group Bank AG*	67,469	2,231,138
OMV AG	7,664	411,320
Raiffeisen Bank International AG	8,516	197,614
Schoeller-Bleckmann Oilfield Equipment AG(x)	21,930	1,302,692
Verbund AG	3,742	204,745
voestalpine AG(x)	74,823	1,719,144

		6,240,037

Belgium (0.5%)
Ageas	9,114	505,432
Anheuser-Busch InBev SA/NV	40,172	3,827,726
Colruyt SA	3,111	170,491
Groupe Bruxelles Lambert SA	4,192	402,535
KBC Group NV	12,991	844,192
Proximus SADP	8,575	254,687
Solvay SA	4,026	416,873
Telenet Group Holding NV	2,780	131,202
UCB SA	6,764	491,003
Umicore SA(x)	10,091	380,885

		7,425,026

Brazil (0.2%)
Ambev SA (ADR)*	170,400	787,248
Banco Bradesco SA (ADR)	272,599	2,218,956

		3,006,204

Canada (0.7%)
Canadian National Railway Co.	42,372	3,807,548
Element Fleet Management Corp.	76,920	615,430
Magna International, Inc.	45,199	2,409,294
Ritchie Bros Auctioneers, Inc.	55,374	2,207,269
Rogers Communications, Inc., Class B(x)	28,637	1,395,481

		10,435,022

Chile (0.1%)
Antofagasta plc	19,452	215,016
Sociedad Quimica y Minera de Chile SA (ADR)(x)	40,737	1,132,081

		1,347,097

China (1.6%)
51job, Inc. (ADR)*	9,783	723,942
Alibaba Group Holding Ltd. (ADR)*	15,878	2,655,278
Anhui Conch Cement Co. Ltd., Class H	414,000	2,458,846
ANTA Sports Products Ltd.	290,000	2,399,492
Baidu, Inc. (ADR)*	29,824	3,064,714
BeiGene Ltd. (ADR)*	1,793	219,571
BOC Hong Kong Holdings Ltd.	189,543	643,281
Budweiser Brewing Co. APAC Ltd.(m)*	156,400	562,726
BYD Co. Ltd., Class H(x)	285,000	1,423,600
China Life Insurance Co. Ltd., Class H	860,000	1,992,625
China Resources Beer Holdings Co. Ltd.	162,000	858,811
China Resources Gas Group Ltd.	170,000	840,489
Prosus NV*	32,746	2,403,823
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	386,500	1,038,037
Sinopharm Group Co. Ltd., Class H	395,600	1,239,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Yangzijiang Shipbuilding Holdings Ltd.	143,834	$99,903
Yum China Holdings, Inc.	15,506	704,438

		23,328,713

Colombia (0.2%)
Bancolombia SA (ADR)	43,617	2,156,861
Millicom International Cellular SA (SDR)	3,667	177,910

		2,334,771

Czech Republic (0.1%)
Komercni banka A/S	41,047	1,387,693

Denmark (1.1%)
AP Moller - Maersk A/S, Class A	185	197,425
AP Moller - Maersk A/S, Class B	353	399,176
Carlsberg A/S, Class B	5,637	833,212
Chr Hansen Holding A/S	24,348	2,066,574
Coloplast A/S, Class B	6,434	774,903
Danske Bank A/S	33,907	472,127
Demant A/S*	5,775	147,917
DSV A/S	11,502	1,094,461
Genmab A/S*	3,460	702,360
H Lundbeck A/S	3,686	122,258
ISS A/S	8,573	212,136
Novo Nordisk A/S, Class B	119,579	6,147,453
Novozymes A/S, Class B	11,175	469,843
Orsted A/S(m)	9,851	915,503
Pandora A/S	5,065	203,267
Tryg A/S	6,565	188,134
Vestas Wind Systems A/S	9,962	773,406

		15,720,155

Finland (0.6%)
Elisa OYJ	8,078	416,458
Fortum OYJ	23,199	548,448
Kone OYJ, Class B	17,920	1,020,347
Metso OYJ	5,003	186,875
Neste OYJ	22,119	732,178
Nokia OYJ	297,137	1,505,970
Nokian Renkaat OYJ	6,345	178,979
Nordea Bank Abp	167,751	1,189,610
Orion OYJ, Class B	5,691	212,264
Sampo OYJ, Class A	23,373	929,343
Stora Enso OYJ, Class R	30,026	361,795
UPM-Kymmene OYJ	28,139	831,773
Wartsila OYJ Abp	25,017	280,171

		8,394,211

France (9.7%)
Accor SA	109,680	4,572,624
Aeroports de Paris	1,641	291,901
Air Liquide SA	41,102	5,850,766
Airbus SE	30,767	3,997,311
Alstom SA	45,790	1,898,032
Amundi SA(m)	2,986	208,294
Arkema SA	3,429	319,626
Atos SE	5,366	378,292
AXA SA‡	102,239	2,610,931
BioMerieux	2,414	199,703
BNP Paribas SA	110,758	5,392,593
Bollore SA(x)	48,532	201,116
Bouygues SA	11,309	452,989
Bureau Veritas SA	14,731	354,839
Capgemini SE	27,000	3,181,237
Carrefour SA	31,777	556,244
Casino Guichard Perrachon SA(x)	3,170	151,301
Cie de Saint-Gobain	25,753	1,010,501
Cie Generale des Etablissements
Michelin SCA	8,993	1,003,717
CNP Assurances	8,004	154,676
Covivio (REIT)	1,842	194,947
Credit Agricole SA	59,852	726,726
Danone SA	79,491	7,002,343
Dassault Aviation SA	131	185,333
Dassault Systemes SE	6,886	981,330
Edenred	12,939	620,949
Eiffage SA	4,043	419,162
Electricite de France SA	32,102	359,343
Engie SA	96,294	1,572,236
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	629,799
EssilorLuxottica SA (Turquoise Stock Exchange)	42,320	6,100,254
Eurazeo SE	2,154	160,234
Eutelsat Communications SA	9,982	185,774
Faurecia SE	3,637	172,520
Gecina SA (REIT)	2,521	396,228
Getlink SE	23,902	358,996
Hermes International	1,666	1,151,253
Icade (REIT)	1,620	144,877
Iliad SA(x)	1,484	139,460
Imerys SA	2,120	85,218
Ingenico Group SA	3,120	304,358
Ipsen SA	2,060	195,565
JCDecaux SA	30,197	817,564
Kering SA	7,476	3,809,815
Klepierre SA (REIT)	10,221	347,134
Legrand SA	25,865	1,845,983
L’Oreal SA	28,231	7,904,910
LVMH Moet Hennessy Louis Vuitton SE	29,782	11,836,864
Natixis SA	52,998	219,796
Orange SA	264,382	4,148,109
Pernod Ricard SA	47,334	8,430,083
Peugeot SA	30,955	771,958
Publicis Groupe SA	11,501	565,602
Remy Cointreau SA(x)	1,297	172,184
Renault SA	10,442	599,337
Safran SA	53,390	8,405,896
Sanofi	59,317	5,499,347
Sartorius Stedim Biotech	1,520	212,723
Schneider Electric SE	66,590	5,842,671
SCOR SE	8,196	338,480
SEB SA	1,220	185,233
Societe BIC SA(x)	1,460	98,026
Societe Generale SA	103,746	2,842,780
Sodexo SA	26,244	2,946,279
Suez	18,565	291,889
Teleperformance	3,151	683,109
Thales SA	5,794	666,250
TOTAL SA	199,758	10,425,820
Ubisoft Entertainment SA*	3,675	265,729
Unibail-Rodamco-Westfield (REIT)	7,273	1,060,264
Valeo SA	12,598	408,503
Veolia Environnement SA	26,570	673,609
Vinci SA	26,903	2,897,691
Vivendi SA	48,321	1,326,167
Wendel SA	1,377	190,009
Worldline SA(m)*	4,517	285,059

		141,888,471

Germany (6.9%)
1&1 Drillisch AG	3,090	96,323
adidas AG	9,510	2,960,883
Allianz SE (Registered)	40,923	9,538,570
Aroundtown SA	42,489	347,517
Axel Springer SE*	2,313	158,826
BASF SE	48,424	3,384,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bayer AG (Registered)	85,925	$6,058,474
Bayerische Motoren Werke AG	17,456	1,228,900
Bayerische Motoren Werke AG (Preference)(q)	3,282	182,259
Beiersdorf AG	5,314	626,694
Brenntag AG	31,067	1,503,450
Carl Zeiss Meditec AG	2,186	249,223
Commerzbank AG	55,857	324,010
Continental AG	21,304	2,733,029
Covestro AG(m)	9,437	466,978
Daimler AG (Registered)	79,541	3,955,058
Delivery Hero SE(m)*	5,238	232,705
Deutsche Bank AG (Registered)	106,493	797,531
Deutsche Boerse AG	10,017	1,565,645
Deutsche Lufthansa AG (Registered)	12,188	193,685
Deutsche Post AG (Registered)	134,502	4,492,571
Deutsche Telekom AG (Registered)	175,722	2,948,385
Deutsche Wohnen SE	19,475	710,885
E.ON SE	116,045	1,128,104
Evonik Industries AG	9,693	239,295
Fraport AG Frankfurt Airport Services Worldwide	2,176	184,568
Fresenius Medical Care AG & Co. KGaA	38,331	2,577,756
Fresenius SE & Co. KGaA	22,003	1,028,715
FUCHS PETROLUB SE (Preference)(q)	3,674	137,994
GEA Group AG	51,347	1,386,269
Hannover Rueck SE	3,355	567,167
HeidelbergCement AG	7,630	551,538
Henkel AG & Co. KGaA	5,642	516,558
Henkel AG & Co. KGaA (Preference)(q)	9,393	929,601
HOCHTIEF AG	1,124	128,146
HUGO BOSS AG	3,686	197,463
Infineon Technologies AG	155,262	2,794,290
KION Group AG	3,646	191,743
Knorr-Bremse AG	2,627	246,931
LANXESS AG	4,512	275,400
Merck KGaA	29,543	3,327,911
METRO AG	10,574	166,884
MTU Aero Engines AG	9,094	2,416,547
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,609	1,968,860
Porsche Automobil Holding SE (Preference)(q)	8,251	536,893
Puma SE	3,540	273,948
Rheinmetall AG	24,059	3,043,192
RWE AG	28,566	893,278
SAP SE	128,772	15,141,502
Sartorius AG (Preference)(q)	1,833	334,445
Siemens AG (Registered)	53,582	5,737,967
Siemens Healthineers AG(m)	7,689	302,499
Symrise AG	22,936	2,228,919
Telefonica Deutschland Holding AG	35,709	99,560
thyssenkrupp AG	21,981	304,389
TUI AG	21,918	254,886
Uniper SE	10,934	358,598
United Internet AG (Registered)	6,791	242,263
Volkswagen AG	1,674	287,736
Volkswagen AG (Preference)(q)	9,784	1,664,235
Vonovia SE	61,923	3,141,798
Wirecard AG	6,153	984,173
Zalando SE(m)*	5,872	268,040

		101,815,899

Hong Kong (2.0%)
AIA Group Ltd.	1,362,652	12,874,234
ASM Pacific Technology Ltd.	14,607	178,355
Bank of East Asia Ltd. (The)	69,027	169,976
CK Asset Holdings Ltd.	134,205	909,232
CK Hutchison Holdings Ltd.	142,205	1,255,545
CK Infrastructure Holdings Ltd.	35,840	241,214
CLP Holdings Ltd.	86,564	909,520
Dairy Farm International Holdings Ltd.	19,300	121,590
Hang Lung Properties Ltd.	110,438	250,813
Hang Seng Bank Ltd.	39,874	859,781
Henderson Land Development Co. Ltd.	80,906	376,778
HK Electric Investments & HK Electric Investments Ltd.(m)	160,500	152,970
HKT Trust & HKT Ltd.	188,042	298,460
Hong Kong & China Gas Co. Ltd.	535,810	1,044,589
Hong Kong Exchanges & Clearing Ltd.	63,039	1,849,901
Hongkong Land Holdings Ltd.	61,500	348,705
Hysan Development Co. Ltd.	34,907	140,738
Jardine Matheson Holdings Ltd.	11,800	629,412
Jardine Strategic Holdings Ltd.	11,800	351,522
Kerry Properties Ltd.	36,732	113,181
Link REIT (REIT)	110,499	1,218,806
Melco Resorts & Entertainment Ltd. (ADR)	11,243	218,227
MTR Corp. Ltd.	80,618	452,581
New World Development Co. Ltd.	331,238	430,229
NWS Holdings Ltd.	91,062	141,048
PCCW Ltd.	225,559	126,626
Power Assets Holdings Ltd.	71,496	480,277
Shangri-La Asia Ltd.	59,025	60,247
Sino Land Co. Ltd.	165,239	248,353
Sun Hung Kai Properties Ltd.	83,278	1,198,535
Swire Pacific Ltd., Class A	25,331	235,770
Swire Properties Ltd.	69,200	217,196
Techtronic Industries Co. Ltd.	70,500	490,676
Vitasoy International Holdings Ltd.	40,000	162,037
WH Group Ltd.(m)	475,500	425,892
Wharf Holdings Ltd. (The)	74,330	162,170
Wharf Real Estate Investment Co. Ltd.	67,330	367,675
Wheelock & Co. Ltd.	43,116	245,624
Yue Yuen Industrial Holdings Ltd.	47,699	130,541

		30,089,026

India (0.8%)
Adani Ports & Special Economic Zone Ltd.	115,039	671,951
HDFC Bank Ltd.	200,002	3,464,041
HDFC Bank Ltd. (ADR)	46,830	2,671,652
ICICI Bank Ltd. (ADR)	235,395	2,867,111
Infosys Ltd. (ADR)	116,354	1,322,945
ITC Ltd.	345,424	1,266,544

		12,264,244

Ireland (0.9%)
AerCap Holdings NV*	6,933	379,582
AIB Group plc	42,473	126,103
Bank of Ireland Group plc	50,706	201,172
CRH plc	88,311	3,040,682
Flutter Entertainment plc (Aquis Stock Exchange)	10,261	960,109
Flutter Entertainment plc (Dublin Stock Exchange)	4,261	398,293
ICON plc*	39,751	5,856,912
Kerry Group plc, Class A	8,372	979,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kingspan Group plc	8,416	$410,951
Smurfit Kappa Group plc	11,591	344,898

		12,697,821

Israel (0.5%)
Azrieli Group Ltd.	2,018	158,479
Bank Hapoalim BM*	61,214	482,492
Bank Leumi Le-Israel BM	78,728	560,297
Check Point Software Technologies Ltd.*	27,489	3,010,046
Elbit Systems Ltd.	1,207	199,995
Israel Chemicals Ltd.	29,531	146,625
Israel Discount Bank Ltd., Class A	63,233	278,125
Mizrahi Tefahot Bank Ltd.	7,555	187,775
Nice Ltd.*	3,624	532,719
Nice Ltd. (ADR)*	7,444	1,070,447
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177	365,858
Wix.com Ltd.*	2,391	279,125

		7,271,983

Italy (1.5%)
Assicurazioni Generali SpA	57,650	1,117,217
Atlantia SpA	25,818	624,434
Davide Campari-Milano SpA	29,631	267,736
DiaSorin SpA	9,400	1,093,198
Enel SpA	428,803	3,201,978
Eni SpA	310,320	4,746,766
Ferrari NV	6,391	986,019
FinecoBank Banca Fineco SpA	32,978	349,092
Intesa Sanpaolo SpA	784,669	1,860,596
Leonardo SpA	20,725	243,738
Mediobanca Banca di Credito Finanziario SpA	32,165	351,284
Moncler SpA	9,612	342,585
Pirelli & C SpA(m)	22,778	134,760
Poste Italiane SpA(m)	27,351	310,931
Prysmian SpA	183,651	3,943,357
Recordati SpA	5,680	243,674
Snam SpA	113,069	571,092
Telecom Italia SpA (Aquis Stock Exchange)	300,162	164,104
Telecom Italia SpA (Turquoise Stock Exchange)*	495,526	282,742
Terna Rete Elettrica Nazionale SpA	70,174	450,809
UniCredit SpA	105,872	1,248,576

		22,534,688

Japan (15.4%)
ABC-Mart, Inc.	1,940	123,263
Acom Co. Ltd.	25,000	98,035
Advantest Corp.	10,800	476,948
Aeon Co. Ltd.	33,352	610,901
AEON Financial Service Co. Ltd.(x)	72,538	1,090,837
Aeon Mall Co. Ltd.	5,768	90,954
AGC, Inc.	10,150	314,474
Air Water, Inc.	8,800	157,240
Aisin Seiki Co. Ltd.(x)	9,138	286,923
Ajinomoto Co., Inc.	23,868	450,319
Alfresa Holdings Corp.	10,864	242,449
Alps Alpine Co. Ltd.	10,300	192,140
Amada Holdings Co. Ltd.	17,548	188,910
ANA Holdings, Inc.	6,130	206,025
Aozora Bank Ltd.	6,791	169,704
Asahi Group Holdings Ltd.	18,987	939,472
Asahi Intecc Co. Ltd.	10,800	283,372
Asahi Kasei Corp.	66,578	655,158
Astellas Pharma, Inc.	99,550	1,416,487
Bandai Namco Holdings, Inc.(x)	30,719	1,912,036
Bank of Kyoto Ltd. (The)(x)	2,616	102,221
Benesse Holdings, Inc.	4,374	113,512
Bridgestone Corp.	30,064	1,163,355
Brother Industries Ltd.	12,515	226,398
Calbee, Inc.	4,300	133,623
Canon, Inc.	52,730	1,405,727
Casio Computer Co. Ltd.(x)	10,527	163,077
Central Japan Railway Co.	7,600	1,561,822
Chiba Bank Ltd. (The)(x)	27,572	141,781
Chubu Electric Power Co., Inc.	33,254	481,318
Chugai Pharmaceutical Co. Ltd.	58,847	4,571,698
Chugoku Electric Power Co., Inc. (The)(x)	13,862	178,075
Coca-Cola Bottlers Japan, Inc.	6,600	147,962
Concordia Financial Group Ltd.	58,600	224,374
Credit Saison Co. Ltd.	8,716	116,804
CyberAgent, Inc.(x)	5,800	222,613
Dai Nippon Printing Co. Ltd.	12,981	335,075
Daicel Corp.	13,455	113,613
Daifuku Co. Ltd.(x)	35,900	1,849,369
Dai-ichi Life Holdings, Inc.	56,900	857,249
Daiichi Sankyo Co. Ltd.	29,887	1,880,704
Daikin Industries Ltd.	13,123	1,721,009
Daito Trust Construction Co. Ltd.	3,738	477,427
Daiwa House Industry Co. Ltd.	29,858	968,159
Daiwa House REIT Investment Corp. (REIT)	90	253,040
Daiwa Securities Group, Inc.(x)	79,876	355,628
Denso Corp.	85,412	3,751,413
Dentsu, Inc.	11,274	396,740
Disco Corp.	1,400	264,916
East Japan Railway Co.	16,125	1,537,561
Eisai Co. Ltd.	13,054	662,932
Electric Power Development Co. Ltd.	7,703	175,611
FamilyMart Co. Ltd.	14,016	341,310
FANUC Corp.	10,244	1,927,056
Fast Retailing Co. Ltd.(x)	3,016	1,791,051
Fuji Electric Co. Ltd.	5,457	166,801
FUJIFILM Holdings Corp.	18,668	818,371
Fujitsu Ltd.	10,274	822,395
Fukuoka Financial Group, Inc.	8,996	169,811
GMO Payment Gateway, Inc.(x)	2,200	147,107
Hakuhodo DY Holdings, Inc.	9,660	139,461
Hamamatsu Photonics KK	7,400	274,442
Hankyu Hanshin Holdings, Inc.	12,000	462,243
Hikari Tsushin, Inc.	1,100	237,854
Hino Motors Ltd.	15,530	127,831
Hirose Electric Co. Ltd.	1,567	191,880
Hisamitsu Pharmaceutical Co., Inc.	2,567	112,176
Hitachi Chemical Co. Ltd.	4,688	152,834
Hitachi Construction Machinery Co. Ltd.(x)	6,151	148,193
Hitachi High-Technologies Corp.	3,418	197,256
Hitachi Ltd.	181,242	6,743,460
Hitachi Metals Ltd.	12,486	134,647
Honda Motor Co. Ltd.	85,904	2,223,374
Hoshizaki Corp.	2,700	212,005
Hoya Corp.	20,102	1,639,580
Hulic Co. Ltd.	14,400	147,163
Idemitsu Kosan Co. Ltd.	10,295	290,878
IHI Corp.	8,183	177,699
Iida Group Holdings Co. Ltd.	7,100	115,439
Inpex Corp.	54,200	496,810
Isetan Mitsukoshi Holdings Ltd.	17,448	139,100
Isuzu Motors Ltd.	29,769	327,769
ITOCHU Corp.	71,032	1,465,641
J Front Retailing Co. Ltd.	13,734	160,553
Japan Airlines Co. Ltd.	6,758	200,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Japan Airport Terminal Co. Ltd.(x)	13,000	$562,682
Japan Exchange Group, Inc.	26,900	422,688
Japan Post Bank Co. Ltd.(x)	18,800	182,045
Japan Post Holdings Co. Ltd.	83,000	763,792
Japan Prime Realty Investment Corp. (REIT)	43	204,014
Japan Real Estate Investment Corp. (REIT)(x)	69	462,659
Japan Retail Fund Investment Corp. (REIT)	147	310,790
Japan Tobacco, Inc.	125,100	2,737,448
JFE Holdings, Inc.(x)	24,876	299,087
JGC Holdings Corp.	12,626	164,999
JSR Corp.	10,518	168,191
JTEKT Corp.	12,482	143,031
JXTG Holdings, Inc.	168,838	768,886
Kajima Corp.	23,669	310,187
Kakaku.com, Inc.	7,000	172,079
Kamigumi Co. Ltd.	5,952	134,756
Kaneka Corp.	2,928	91,123
Kansai Electric Power Co., Inc. (The)	38,323	428,331
Kansai Paint Co. Ltd.	37,052	860,463
Kao Corp.	42,067	3,106,247
Kawasaki Heavy Industries Ltd.(x)	7,584	167,777
KDDI Corp.	93,100	2,432,439
Keihan Holdings Co. Ltd.	5,600	248,860
Keikyu Corp.	12,332	238,941
Keio Corp.	5,569	346,630
Keisei Electric Railway Co. Ltd.	6,777	278,601
Keyence Corp.	4,766	2,948,859
Kikkoman Corp.	39,223	1,871,821
Kintetsu Group Holdings Co. Ltd.	8,898	463,313
Kirin Holdings Co. Ltd.	43,391	918,184
Kobayashi Pharmaceutical Co. Ltd.	2,800	212,865
Kobe Steel Ltd.	19,209	102,330
Koito Manufacturing Co. Ltd.	5,400	263,695
Komatsu Ltd.(x)	100,272	2,295,243
Konami Holdings Corp.	4,988	240,808
Konica Minolta, Inc.	25,136	174,819
Kose Corp.(x)	1,700	286,936
Kubota Corp.	54,008	816,426
Kuraray Co. Ltd.	17,492	214,676
Kurita Water Industries Ltd.	5,914	158,235
Kyocera Corp.	16,908	1,048,491
Kyowa Kirin Co. Ltd.	12,367	239,963
Kyushu Electric Power Co., Inc.	21,588	203,651
Kyushu Railway Co.	8,500	270,821
Lawson, Inc.	3,080	157,525
LINE Corp.(x)*	2,800	100,088
Lion Corp.	12,800	252,271
LIXIL Group Corp.	15,323	269,260
M3, Inc.	23,400	563,115
Makita Corp.	11,492	361,367
Marubeni Corp.(x)	84,268	559,345
Marui Group Co. Ltd.(x)	9,686	204,425
Maruichi Steel Tube Ltd.(x)	3,516	92,774
Mazda Motor Corp.	28,235	250,557
McDonald’s Holdings Co. Japan Ltd.	3,980	192,512
Mebuki Financial Group, Inc.	43,851	107,879
Medipal Holdings Corp.	9,622	214,109
Meiji Holdings Co. Ltd.	6,232	454,179
Minebea Mitsumi, Inc.	18,600	294,332
MISUMI Group, Inc.(x)	14,300	336,323
Mitsubishi Chemical Holdings Corp.(x)	67,459	480,464
Mitsubishi Corp.	71,284	1,747,735
Mitsubishi Electric Corp.	96,271	1,275,452
Mitsubishi Estate Co. Ltd.	62,311	1,200,981
Mitsubishi Gas Chemical Co., Inc.	8,955	119,428
Mitsubishi Heavy Industries Ltd.	17,225	674,184
Mitsubishi Materials Corp.	5,681	153,157
Mitsubishi Motors Corp.(x)	35,821	155,376
Mitsubishi Tanabe Pharma Corp.	12,090	132,501
Mitsubishi UFJ Financial Group, Inc.	645,916	3,276,026
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	116,576
Mitsui & Co. Ltd.	87,254	1,426,729
Mitsui Chemicals, Inc.	10,457	233,656
Mitsui Fudosan Co. Ltd.	47,027	1,165,182
Mitsui OSK Lines Ltd.	6,056	152,905
Mizuho Financial Group, Inc.(x)	1,271,752	1,947,765
MonotaRO Co. Ltd.	6,900	180,341
MS&AD Insurance Group Holdings, Inc.	25,036	810,414
Murata Manufacturing Co. Ltd.	29,913	1,434,441
Nabtesco Corp.	6,400	197,993
Nagoya Railroad Co. Ltd.	10,500	313,665
NEC Corp.	13,074	551,375
Nexon Co. Ltd.*	23,600	286,147
NGK Insulators Ltd.	14,967	213,033
NGK Spark Plug Co. Ltd.	8,948	170,312
NH Foods Ltd.	4,637	186,338
Nidec Corp.	23,692	3,181,575
Nikon Corp.(x)	17,659	220,156
Nintendo Co. Ltd.	5,939	2,198,185
Nippon Building Fund, Inc. (REIT)	71	545,017
Nippon Electric Glass Co. Ltd.	5,204	115,703
Nippon Express Co. Ltd.	4,142	211,074
Nippon Paint Holdings Co. Ltd.(x)	7,600	394,321
Nippon Prologis REIT, Inc. (REIT)	90	246,465
Nippon Steel Corp.	41,629	579,630
Nippon Telegraph & Telephone Corp.	33,958	1,619,306
Nippon Yusen KK(x)	8,944	149,308
Nissan Chemical Corp.	6,700	278,534
Nissan Motor Co. Ltd.	122,347	762,766
Nisshin Seifun Group, Inc.	10,461	193,305
Nissin Foods Holdings Co. Ltd.	3,506	252,918
Nitori Holdings Co. Ltd.	4,350	636,055
Nitto Denko Corp.	8,211	395,191
Nomura Holdings, Inc.	180,308	763,589
Nomura Real Estate Holdings, Inc.	6,775	146,246
Nomura Real Estate Master Fund, Inc. (REIT)	205	370,090
Nomura Research Institute Ltd.	17,477	347,681
NSK Ltd.	19,470	163,863
NTT Data Corp.	35,200	453,815
NTT DOCOMO, Inc.	70,300	1,789,927
Obayashi Corp.	34,766	345,972
Obic Co. Ltd.	11,800	1,344,518
Odakyu Electric Railway Co. Ltd.	16,051	384,185
Oji Holdings Corp.	45,512	212,144
Olympus Corp.	61,408	826,914
Omron Corp.	10,344	565,392
Ono Pharmaceutical Co. Ltd.	19,675	356,106
Oracle Corp.	2,240	194,116
Oriental Land Co. Ltd.(x)	10,544	1,603,176
ORIX Corp.	69,810	1,040,129
Osaka Gas Co. Ltd.	18,673	356,967
Otsuka Corp.	5,634	224,318
Otsuka Holdings Co. Ltd.	20,600	769,702
Pan Pacific International Holdings Corp.	24,000	400,647
Panasonic Corp.	116,386	942,498
Park24 Co. Ltd.(x)	6,300	146,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PeptiDream, Inc.*	5,100	$241,970
Persol Holdings Co. Ltd.	10,300	194,521
Pigeon Corp.	6,400	263,695
Pola Orbis Holdings, Inc.	4,800	107,387
Rakuten, Inc.	48,000	472,786
Recruit Holdings Co. Ltd.	71,500	2,172,939
Renesas Electronics Corp.*	40,800	264,893
Resona Holdings, Inc.	110,259	472,138
Ricoh Co. Ltd.(x)	36,380	327,378
Rinnai Corp.	2,084	139,929
Rohm Co. Ltd.	4,926	375,857
Ryohin Keikaku Co. Ltd.	13,000	242,627
Sankyo Co. Ltd.	2,798	96,135
Santen Pharmaceutical Co. Ltd.	19,455	337,910
SBI Holdings, Inc.	11,560	247,077
Secom Co. Ltd.	47,727	4,351,378
Sega Sammy Holdings, Inc.	10,375	145,082
Seibu Holdings, Inc.	11,500	200,273
Seiko Epson Corp.(x)	16,000	224,925
Sekisui Chemical Co. Ltd.	20,314	314,315
Sekisui House Ltd.	33,170	651,896
Seven & i Holdings Co. Ltd.	39,712	1,517,595
Seven Bank Ltd.	30,200	82,675
SG Holdings Co. Ltd.	5,300	129,651
Sharp Corp.(x)	8,500	93,942
Shimadzu Corp.	12,640	318,908
Shimamura Co. Ltd.	1,246	98,643
Shimano, Inc.	15,636	2,354,257
Shimizu Corp.(x)	32,810	296,769
Shin-Etsu Chemical Co. Ltd.	33,864	3,620,512
Shinsei Bank Ltd.	8,417	122,528
Shionogi & Co. Ltd.	14,607	810,427
Shiseido Co. Ltd.	20,822	1,661,716
Shizuoka Bank Ltd. (The)(x)	25,424	189,284
Showa Denko KK	7,500	195,954
SMC Corp.	6,048	2,578,615
Softbank Corp.(x)	88,300	1,195,572
SoftBank Group Corp.	97,844	3,836,842
Sohgo Security Services Co. Ltd.	3,600	188,449
Sompo Holdings, Inc.	17,927	748,913
Sony Corp.	125,064	7,341,329
Sony Financial Holdings, Inc.	8,300	179,779
Stanley Electric Co. Ltd.	7,284	192,399
Subaru Corp.	32,480	913,195
SUMCO Corp.	13,700	183,723
Sumitomo Chemical Co. Ltd.	77,258	346,545
Sumitomo Corp.	61,728	963,670
Sumitomo Dainippon Pharma Co. Ltd.	8,392	137,765
Sumitomo Electric Industries Ltd.	40,860	518,095
Sumitomo Heavy Industries Ltd.	5,556	164,432
Sumitomo Metal Mining Co. Ltd.	12,091	374,276
Sumitomo Mitsui Financial Group, Inc.	70,052	2,393,916
Sumitomo Mitsui Trust Holdings, Inc.	17,533	631,756
Sumitomo Realty & Development Co. Ltd.	18,126	689,500
Sumitomo Rubber Industries Ltd.	9,636	114,251
Sundrug Co. Ltd.	4,200	132,069
Suntory Beverage & Food Ltd.	7,200	307,644
Suzuken Co. Ltd.	3,606	193,432
Suzuki Motor Corp.(x)	19,036	807,567
Sysmex Corp.	8,900	595,281
T&D Holdings, Inc.	29,968	317,349
Taiheiyo Cement Corp.	7,000	187,163
Taisei Corp.	10,636	411,668
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	128,577
Taiyo Nippon Sanso Corp.	6,700	135,270
Takeda Pharmaceutical Co. Ltd.	78,377	2,674,785
TDK Corp.	6,671	596,611
Teijin Ltd.	9,150	175,680
Terumo Corp.	193,900	6,240,666
THK Co. Ltd.	7,008	183,618
Tobu Railway Co. Ltd.	10,098	326,872
Toho Co. Ltd.	5,746	251,628
Toho Gas Co. Ltd.	3,718	142,015
Tohoku Electric Power Co., Inc.	22,759	221,854
Tokio Marine Holdings, Inc.	61,115	3,266,438
Tokyo Electric Power Co. Holdings, Inc.*	78,358	383,365
Tokyo Electron Ltd.	8,236	1,566,459
Tokyo Gas Co. Ltd.	20,242	510,052
Tokyu Corp.	27,205	510,259
Tokyu Fudosan Holdings Corp.	28,992	184,744
Toppan Printing Co. Ltd.	13,955	246,770
Toray Industries, Inc.	362,874	2,691,896
Toshiba Corp.	26,868	820,018
Tosoh Corp.	13,300	175,652
TOTO Ltd.(x)	36,533	1,366,714
Toyo Seikan Group Holdings Ltd.	9,004	139,567
Toyo Suisan Kaisha Ltd.	4,556	182,451
Toyoda Gosei Co. Ltd.	3,542	70,856
Toyota Industries Corp.	7,618	436,824
Toyota Motor Corp.	120,450	8,038,541
Toyota Tsusho Corp.	11,314	364,664
Trend Micro, Inc.	6,782	322,400
Tsuruha Holdings, Inc.	2,100	228,597
Unicharm Corp.	21,882	692,129
United Urban Investment Corp. (REIT)	153	292,911
USS Co. Ltd.	11,310	219,349
West Japan Railway Co.	8,400	709,368
Yakult Honsha Co. Ltd.	6,407	357,903
Yamada Denki Co. Ltd.	31,820	153,913
Yamaha Corp.	43,279	1,941,301
Yamaha Motor Co. Ltd.	15,032	272,210
Yamato Holdings Co. Ltd.	17,536	263,709
Yamazaki Baking Co. Ltd.	6,071	108,253
Yaskawa Electric Corp.	12,640	463,515
Yokogawa Electric Corp.	13,003	237,752
Yokohama Rubber Co. Ltd. (The)	7,500	149,896
Z Holdings Corp.	140,500	395,024
ZOZO, Inc.(x)	11,100	255,826

		225,721,222

Luxembourg (0.2%)
ArcelorMittal	33,584	472,423
Eurofins Scientific SE(x)	5,428	2,522,688
RTL Group SA	2,148	103,294
SES SA (FDR)	18,536	337,900
Tenaris SA	25,834	274,088

		3,710,393

Macau (0.1%)
Galaxy Entertainment Group Ltd.	112,000	696,633
MGM China Holdings Ltd.	48,800	76,085
Sands China Ltd.	124,800	565,268
SJM Holdings Ltd.	95,000	90,301
Wynn Macau Ltd.	90,800	177,251

		1,605,538

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.3%)
Fresnillo plc(x)	10,215	85,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Grupo Financiero Banorte SAB de CV, Class O	617,547	$3,319,308
Grupo Mexico SAB de CV	171,786	401,652

		3,806,819

Netherlands (3.9%)
ABN AMRO Bank NV (CVA)(m)	22,608	398,578
Adyen NV(m)*	568	374,179
Aegon NV	96,320	400,724
Akzo Nobel NV	61,447	5,477,816
ASML Holding NV	30,560	7,569,441
EXOR NV	5,891	394,757
Heineken Holding NV	6,074	604,770
Heineken NV	65,005	7,025,704
ING Groep NV	282,923	2,961,604
Koninklijke Ahold Delhaize NV	62,408	1,561,436
Koninklijke DSM NV	9,565	1,150,961
Koninklijke KPN NV	180,087	561,574
Koninklijke Philips NV	63,391	2,936,453
Koninklijke Vopak NV	3,559	182,940
NN Group NV	81,663	2,896,339
NXP Semiconductors NV	15,035	1,640,619
Randstad NV	5,930	291,435
Royal Dutch Shell plc, Class A	476,844	13,979,253
Royal Dutch Shell plc, Class B	197,468	5,817,410
Wolters Kluwer NV	14,747	1,076,602

		57,302,595

New Zealand (0.1%)
a2 Milk Co. Ltd.*	41,658	345,904
Auckland International Airport Ltd.	52,478	300,685
Fisher & Paykel Healthcare Corp. Ltd.	29,847	323,340
Fletcher Building Ltd.	39,810	128,384
Meridian Energy Ltd.	63,728	207,514
Ryman Healthcare Ltd.	17,319	144,132
Spark New Zealand Ltd.	102,301	282,508

		1,732,467

Norway (0.8%)
Aker BP ASA	6,152	164,592
DNB ASA	230,415	4,058,631
Equinor ASA	52,549	999,555
Equinor ASA (ADR)	128,180	2,429,011
Gjensidige Forsikring ASA	10,865	215,386
Mowi ASA	20,619	475,719
Norsk Hydro ASA	626,365	2,203,171
Orkla ASA	40,290	366,512
Schibsted ASA, Class B	5,490	153,880
Telenor ASA	39,967	801,963
Yara International ASA	10,212	439,791

		12,308,211

Peru (0.1%)
Credicorp Ltd.	4,540	946,318

Portugal (0.1%)
EDP - Energias de Portugal SA	136,683	530,658
Galp Energia SGPS SA	27,345	412,050
Jeronimo Martins SGPS SA	13,008	219,477

		1,162,185

Russia (0.0%)
Evraz plc	27,437	157,746

Singapore (1.1%)
Ascendas REIT (REIT)	134,766	304,214
CapitaLand Commercial Trust (REIT)	132,904	199,046
CapitaLand Ltd.	148,202	378,507
CapitaLand Mall Trust (REIT)	144,167	274,326
City Developments Ltd.	16,680	118,509
ComfortDelGro Corp. Ltd.	110,350	191,614
DBS Group Holdings Ltd.	515,660	9,327,135
Genting Singapore Ltd.	314,238	200,072
Golden Agri-Resources Ltd.	271,013	44,118
Jardine Cycle & Carriage Ltd.	5,976	129,711
Keppel Corp. Ltd.	74,585	320,001
Oversea-Chinese Banking Corp. Ltd.	168,352	1,322,796
SATS Ltd.	32,300	113,108
Sembcorp Industries Ltd.	51,812	77,972
Singapore Airlines Ltd.	30,082	198,929
Singapore Exchange Ltd.	41,502	254,330
Singapore Press Holdings Ltd.	86,923	130,811
Singapore Technologies Engineering Ltd.	88,919	247,042
Singapore Telecommunications Ltd.	427,619	959,099
Suntec REIT (REIT)	108,300	148,877
United Overseas Bank Ltd.	66,521	1,234,981
UOL Group Ltd.	19,174	104,044
Venture Corp. Ltd.	15,600	172,800
Wilmar International Ltd.	97,955	264,351

		16,716,393

South Africa (0.3%)
Anglo American plc	126,458	2,909,462
Investec plc	32,500	167,314
Naspers Ltd., Class N	7,050	1,068,346

		4,145,122

South Korea (0.5%)
NAVER Corp.	13,082	1,717,071
Samsung Electronics Co. Ltd.	134,897	5,531,662

		7,248,733

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA	14,222	568,277
Aena SME SA(m)	3,559	651,694
Amadeus IT Group SA	102,079	7,312,073
Banco Bilbao Vizcaya Argentaria SA	351,541	1,831,706
Banco de Sabadell SA	301,752	292,782
Banco Santander SA	1,392,068	5,669,334
Bankia SA	58,720	110,883
Bankinter SA	37,601	237,457
CaixaBank SA	185,864	488,224
Cellnex Telecom SA(m)*	10,549	435,770
Enagas SA	12,401	287,360
Endesa SA	17,254	453,977
Ferrovial SA	25,194	727,970
Grifols SA	15,799	465,632
Iberdrola SA	316,587	3,290,530
Industria de Diseno Textil SA	57,510	1,780,198
Mapfre SA	49,937	134,494
Naturgy Energy Group SA(x)	16,308	432,641
Red Electrica Corp. SA	23,515	477,618
Repsol SA	76,610	1,197,405
Siemens Gamesa Renewable Energy SA	11,942	162,051
Telefonica SA	246,364	1,879,940

		28,888,016

Sweden (1.2%)
Alfa Laval AB	16,161	318,983
Assa Abloy AB, Class B	52,798	1,175,130
Atlas Copco AB, Class A	35,403	1,090,424
Atlas Copco AB, Class B	20,561	557,258
Boliden AB*	14,852	341,350
Electrolux AB	11,287	267,612
Epiroc AB, Class A	33,614	364,343
Epiroc AB, Class B	18,745	193,657
Essity AB, Class B	31,975	933,195
Hennes & Mauritz AB, Class B	43,641	846,039
Hexagon AB, Class B	13,906	670,434
Husqvarna AB, Class B	24,111	183,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ICA Gruppen AB	4,300	$198,662
Industrivarden AB, Class C	9,665	211,580
Investor AB, Class B	23,988	1,172,346
Kinnevik AB, Class B	13,653	359,076
L E Lundbergforetagen AB, Class B	3,641	136,999
Lundin Petroleum AB	10,170	305,078
Sandvik AB	58,975	918,709
Securitas AB, Class B	17,053	261,233
Skandinaviska Enskilda Banken AB, Class A	86,744	797,294
Skanska AB, Class B	18,271	370,095
SKF AB, Class B	19,671	325,117
Svenska Handelsbanken AB, Class A	82,958	776,821
Swedbank AB, Class A	47,745	687,265
Swedish Match AB	8,960	370,540
Tele2 AB, Class B(x)	25,957	386,294
Telefonaktiebolaget LM Ericsson, Class B	161,981	1,294,328
Telia Co. AB	142,417	637,575
Volvo AB, Class B	78,066	1,096,360

		17,247,200

Switzerland (7.9%)
ABB Ltd. (Registered)	97,162	1,909,070
Adecco Group AG (Registered)	8,696	481,131
Alcon, Inc.*	29,681	1,730,809
Baloise Holding AG (Registered)	2,594	464,713
Barry Callebaut AG (Registered)	128	263,939
Chocoladefabriken Lindt & Spruengli AG	56	413,526
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	413,807
Cie Financiere Richemont SA (Registered)	27,521	2,019,025
Clariant AG (Registered)*	11,104	216,172
Coca-Cola HBC AG*	24,219	791,214
Credit Suisse Group AG (Registered)*	299,576	3,672,474
Credit Suisse Group AG (ADR)*	152,411	1,860,938
Dufry AG (Registered)*	1,802	150,725
EMS-Chemie Holding AG (Registered)	436	271,503
Geberit AG (Registered)	1,935	924,023
Givaudan SA (Registered)	487	1,358,457
Glencore plc*	578,821	1,741,860
Julius Baer Group Ltd.*	73,256	3,245,709
Kuehne + Nagel International AG (Registered)	2,714	399,738
LafargeHolcim Ltd. (Registered)*	25,792	1,269,378
Lonza Group AG (Registered)*	14,466	4,890,365
Nestle SA (Registered)	277,314	30,086,228
Novartis AG (Registered)	152,165	13,194,088
Novartis AG (ADR)	41,546	3,610,347
Pargesa Holding SA	1,595	122,655
Partners Group Holding AG	1,001	768,064
Roche Holding AG	72,262	21,029,505
Schindler Holding AG	2,194	490,658
Schindler Holding AG (Registered)	1,075	239,763
SGS SA (Registered)	280	694,073
Sika AG (Registered)	13,651	1,996,940
Sonova Holding AG (Registered)	2,961	688,294
STMicroelectronics NV	120,839	2,335,191
Straumann Holding AG (Registered)	538	439,758
Swatch Group AG (The)	1,592	422,545
Swatch Group AG (The) (Registered)	2,977	149,588
Swiss Life Holding AG (Registered)	1,840	879,579
Swiss Prime Site AG (Registered)*	3,965	387,939
Swiss Re AG	16,067	1,675,843
Swisscom AG (Registered)	1,366	673,796
Temenos AG (Registered)*	3,429	573,762
UBS Group AG (Registered)*	357,015	4,052,883
Vifor Pharma AG	2,334	372,883
Zurich Insurance Group AG	7,979	3,053,933

		116,426,891

Taiwan (1.0%)
ASE Technology Holding Co. Ltd. (ADR)	452,711	2,019,091
Hon Hai Precision Industry Co. Ltd.	674,040	1,590,347
Taiwan Semiconductor Manufacturing Co. Ltd.	423,000	3,708,553
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	155,495	7,227,408

		14,545,399

United Arab Emirates (0.0%)
NMC Health plc(x)	4,843	161,373

United Kingdom (10.5%)
3i Group plc	50,472	723,905
Admiral Group plc	10,258	267,137
Ashtead Group plc	24,627	685,542
Associated British Foods plc	19,204	543,791
AstraZeneca plc	128,183	11,443,873
Auto Trader Group plc(m)	48,158	301,985
Aviva plc	206,491	1,013,787
BAE Systems plc	479,416	3,359,956
Barclays plc	1,960,616	3,625,656
Barratt Developments plc	55,098	438,992
Berkeley Group Holdings plc	6,658	342,107
BP plc	1,202,659	7,627,286
British American Tobacco plc	120,931	4,471,873
British Land Co. plc (The) (REIT)	49,534	356,170
BT Group plc	442,454	971,510
Bunzl plc	17,742	463,562
Burberry Group plc	65,982	1,763,726
Centrica plc	296,579	268,899
CNH Industrial NV	53,551	545,156
Coca-Cola European Partners plc	11,873	658,358
Compass Group plc	146,739	3,776,252
Croda International plc	29,045	1,735,617
DCC plc	5,003	436,506
Diageo plc	409,814	16,794,547
Direct Line Insurance Group plc	74,694	275,704
easyJet plc	8,971	126,848
Experian plc	129,517	4,138,846
Fiat Chrysler Automobiles NV	57,226	740,498
G4S plc	88,134	205,027
GlaxoSmithKline plc	262,965	5,640,791
GVC Holdings plc	31,240	285,548
Halma plc	20,623	499,787
Hargreaves Lansdown plc	15,029	384,176
HSBC Holdings plc	1,364,055	10,475,627
Imperial Brands plc	50,441	1,133,845
Informa plc	67,238	704,370
InterContinental Hotels Group plc	9,175	572,517
Intertek Group plc	21,297	1,434,454
ITV plc	998,398	1,545,524
J Sainsbury plc	82,144	221,998
John Wood Group plc	35,870	167,551
Johnson Matthey plc	9,731	365,762
Just Eat plc*	37,976	312,005
Kingfisher plc	116,131	295,287
Land Securities Group plc (REIT)	38,264	402,915
Legal & General Group plc	311,850	952,453
Linde plc	26,743	5,188,439
Lloyds Banking Group plc	3,740,191	2,488,844
London Stock Exchange Group plc	16,587	1,490,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marks & Spencer Group plc	101,956	$231,227
Meggitt plc	39,951	311,923
Melrose Industries plc	832,603	2,063,834
Merlin Entertainments plc(m)	40,761	226,732
Micro Focus International plc	16,653	232,768
Mondi plc	26,368	505,116
National Grid plc	179,876	1,950,468
Next plc	6,973	530,366
Ocado Group plc*	24,693	401,528
Pearson plc(x)	41,033	372,337
Persimmon plc	16,931	451,740
Prudential plc	134,952	2,447,471
Reckitt Benckiser Group plc	76,358	5,956,126
RELX plc (London Stock Exchange)	48,999	1,164,268
RELX plc (Turquoise Stock Exchange)	158,492	3,771,097
Rentokil Initial plc	100,461	577,835
Rolls-Royce Holdings plc*	288,313	2,809,020
Royal Bank of Scotland Group plc	259,840	663,254
RSA Insurance Group plc	54,426	357,484
Sage Group plc (The)	57,162	485,940
Schroders plc	6,494	245,529
Segro plc (REIT)	55,303	551,326
Severn Trent plc	12,884	342,969
Smith & Nephew plc	45,900	1,105,588
Smiths Group plc	20,834	402,178
Spirax-Sarco Engineering plc	3,999	385,736
SSE plc	53,270	815,779
St James’s Place plc	28,001	337,194
Standard Chartered plc	147,201	1,238,340
Standard Life Aberdeen plc	123,597	434,327
Taylor Wimpey plc	165,986	329,602
Tesco plc	516,328	1,529,991
Unilever NV	147,243	8,850,886
Unilever plc	72,511	4,359,723
United Utilities Group plc	37,913	384,954
Vodafone Group plc	1,408,898	2,806,343
Weir Group plc (The)	12,519	219,423
Whitbread plc	7,261	383,358
Wm Morrison Supermarkets plc	126,652	311,917
WPP plc	65,577	820,815

		154,031,954

United States (1.4%)
Accenture plc, Class A	13,878	2,669,433
Carnival Corp.	51,925	2,269,642
Carnival plc	8,937	370,312
Core Laboratories NV(x)	38,824	1,809,975
CyberArk Software Ltd.*	2,020	201,636
Everest Re Group Ltd.	12,038	3,203,192
Ferguson plc	27,036	1,975,911
James Hardie Industries plc (CHDI)	24,149	405,202
JBS SA	249,600	1,965,586
LivaNova plc*	21,950	1,619,691
Mellanox Technologies Ltd.*	10,246	1,122,859
Mettler-Toledo International, Inc.*	1,427	1,005,179
QIAGEN NV*	45,211	1,480,303

		20,098,921

Total Common Stocks (79.0%) (Cost $869,226,673)		1,158,756,311

EXCHANGE TRADED FUNDS (ETF):
Equity (10.0%)
iShares China Large-Cap ETF(x)	125,210	4,983,358
iShares Core MSCI EAFE ETF	374,900	22,895,143
iShares Core MSCI Emerging Markets ETF	28,900	1,416,678
iShares Currency Hedged MSCI Japan ETF(x)	108,597	3,383,883
iShares Latin America 40 ETF(x)	31,047	980,464
iShares MSCI Australia ETF(x)	92,515	2,058,459
iShares MSCI Austria ETF	120,137	2,314,403
iShares MSCI Belgium ETF(x)	81,197	1,532,999
iShares MSCI France ETF(x)	74,367	2,241,421
iShares MSCI Germany ETF(x)	326,810	8,794,457
iShares MSCI Hong Kong ETF(x)	10,677	242,368
iShares MSCI Indonesia ETF(x)	10,700	261,829
iShares MSCI Ireland ETF(x)	41,700	1,708,032
iShares MSCI Israel ETF	28,900	1,577,940
iShares MSCI Italy ETF(x)	299,024	8,244,092
iShares MSCI Japan ETF(x)	126,970	7,204,278
iShares MSCI Malaysia ETF(x)	9,164	255,217
iShares MSCI Mexico ETF(x)	11,748	501,875
iShares MSCI Netherlands ETF(x) .	9,993	313,381
iShares MSCI New Zealand ETF(x).	20,100	1,045,602
iShares MSCI Norway ETF‡	54,300	1,263,838
iShares MSCI Poland ETF	12,000	247,680
iShares MSCI Singapore ETF(x)	64,563	1,497,862
iShares MSCI Spain ETF(x)	114,721	3,193,833
iShares MSCI Sweden ETF	5,003	147,338
SPDR EURO STOXX 50 ETF	5,864	221,307
SPDR Portfolio Developed World ex-US ETF(x)	391,000	11,479,760
SPDR S&P Emerging Asia Pacific ETF(x)	28,279	2,642,743
Vanguard FTSE Developed Markets ETF	190,900	7,842,172
Vanguard FTSE Emerging Markets ETF	161,000	6,481,860
Vanguard FTSE Europe ETF(x)	599,700	32,149,917
Vanguard FTSE Pacific ETF(x)	106,000	7,001,300

Total Exchange Traded Funds (10.0%) (Cost $134,154,793)		146,125,489

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19(x)* (Cost $—)	825	999

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.2%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $8,000,427, collateralized by various Common Stocks; total market value $ 8,800,001.(xx)	$8,000,000	8,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,900,127, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,938,001.(xx)	1,900,000	1,900,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,600,111, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,632,007.(xx)	$1,600,000	$1,600,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $9,403,418, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $9,588,001.(xx)	9,400,000	9,400,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $10,003,928, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $11,114,075.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,500,083, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,669,503.(xx)	1,500,000	1,500,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $9,610,886, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $9,802,464.(xx)	9,610,259	9,610,259
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $5,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		47,010,259

Total Short-Term Investments (3.2%) (Cost $47,010,259)		47,010,259

Total Investments in Securities (92.2%) (Cost $1,050,391,725)		1,351,893,058
Other Assets Less Liabilities (7.8%)		113,746,887

Net Assets (100%)		$1,465,639,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $6,655,295 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $62,729,712. This was collateralized by $17,883,467 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 5/15/49 and by cash of $47,010,259 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$207,824,233	14.2%
Industrials	164,621,895	11.2
Consumer Staples	149,700,999	10.2
Exchange Traded Funds	146,125,489	10.0
Health Care	143,657,462	9.8
Consumer Discretionary	134,417,303	9.2
Information Technology	105,501,081	7.2
Materials	87,411,367	6.0
Energy	59,333,254	4.0
Communication Services	49,965,385	3.4
Repurchase Agreements	47,010,259	3.2
Utilities	28,419,970	1.9
Real Estate	27,904,361	1.9
Investment Company	1	0.0 #
Cash and Other	113,746,886	7.8

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	102,239	2,295,471	—	(107,835)	18,648	404,647	2,610,931	135,589	—
iShares MSCI Norway ETF	54,300	1,113,557	146,690	—	—	3,591	1,263,838	31,841	—

Total		3,409,028	146,690	(107,835)	18,648	408,238	3,874,769	167,430	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,558	12/2019	EUR	60,368,951	811,038
FTSE 100 Index	413	12/2019	GBP	37,493,718	467,269
SPI 200 Index	133	12/2019	AUD	14,995,802	42,076
TOPIX Index	251	12/2019	JPY	36,863,630	867,226

					2,187,609

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,111,503	JPY	119,293,697	Toronto Dominion Bank	12/20/2019	1,552

Total unrealized appreciation						1,552

AUD	1,661,636	USD	1,145,205	Citibank NA	12/20/2019	(20,829)
EUR	5,425,103	USD	6,007,857	Citibank NA	12/20/2019	(57,560)
GBP	3,531,184	USD	4,369,665	Citibank NA	12/20/2019	(13,324)
JPY	391,047,336	USD	3,648,434	Citibank NA	12/20/2019	(9,989)

Total unrealized depreciation						(101,702)

Net unrealized depreciation						(100,150)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$3,670,451	$58,941,303	$—		$62,611,754
Austria	—	6,240,037	—		6,240,037
Belgium	—	7,425,026	—		7,425,026
Brazil	3,006,204	—	—		3,006,204
Canada	10,435,022	—	—		10,435,022
Chile	1,132,081	215,016	—		1,347,097
China	7,367,943	15,960,770	—		23,328,713
Colombia	2,156,861	177,910	—		2,334,771
Czech Republic	—	1,387,693	—		1,387,693
Denmark	—	15,720,155	—		15,720,155
Finland	—	8,394,211	—		8,394,211
France	—	141,888,471	—		141,888,471
Germany	—	101,815,899	—		101,815,899
Hong Kong	1,547,866	28,541,160	—		30,089,026
India	6,861,708	5,402,536	—		12,264,244
Ireland	6,236,494	6,461,327	—		12,697,821
Israel	4,725,476	2,546,507	—		7,271,983
Italy	—	22,534,688	—		22,534,688
Japan	—	225,721,222	—		225,721,222
Luxembourg	—	3,710,393	—		3,710,393
Macau	—	1,605,538	—		1,605,538
Malta	—	—	—	(a)	— (a)
Mexico	3,720,960	85,859	—		3,806,819
Netherlands	1,640,619	55,661,976	—		57,302,595
New Zealand	—	1,732,467	—		1,732,467
Norway	2,429,011	9,879,200	—		12,308,211
Peru	946,318	—	—		946,318
Portugal	—	1,162,185	—		1,162,185
Russia	—	157,746	—		157,746
Singapore	—	16,716,393	—		16,716,393
South Africa	—	4,145,122	—		4,145,122
South Korea	—	7,248,733	—		7,248,733
Spain	—	28,888,016	—		28,888,016
Sweden	—	17,247,200	—		17,247,200
Switzerland	5,471,285	110,955,606	—		116,426,891
Taiwan	9,246,499	5,298,900	—		14,545,399
United Arab Emirates	—	161,373	—		161,373
United Kingdom	658,358	153,373,596	—		154,031,954
United States	15,867,193	4,231,728	—		20,098,921
Exchange Traded Funds	146,125,489	—	—		146,125,489
Forward Currency Contracts	—	1,552	—		1,552
Futures	2,187,609	—	—		2,187,609
Rights
Australia	—	999	—		999
Short-Term Investments
Repurchase Agreements	—	47,010,259	—		47,010,259

Total Assets	$235,433,447	$1,118,648,772	$—		$1,354,082,219

Liabilities:
Forward Currency Contracts	$—	$(101,702)	$—		$(101,702)

Total Liabilities	$—	$(101,702)	$—		$(101,702)

Total	$235,433,447	$1,118,547,070	$—		$1,353,980,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$382,420,133
Aggregate gross unrealized depreciation	(110,299,073)

Net unrealized appreciation	$272,121,060

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,081,859,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.6%)
Abacus Property Group (REIT)(x)	45,947	$121,567
Adelaide Brighton Ltd.(x)	47,603	97,995
Afterpay Touch Group Ltd.(x)*	23,073	558,608
AGL Energy Ltd.	84,983	1,099,004
ALS Ltd.	63,209	342,157
Altium Ltd.	15,279	343,924
Alumina Ltd.	300,968	481,438
AMP Ltd.	430,549	530,343
Ansell Ltd.(x)	17,473	323,257
APA Group	152,392	1,178,741
Appen Ltd.	13,249	189,221
ARB Corp. Ltd.(x)	9,457	121,596
Aristocrat Leisure Ltd.	82,290	1,699,574
ASX Ltd.	25,002	1,368,064
Atlas Arteria Ltd.(x)	85,682	451,082
Aurizon Holdings Ltd.	257,041	1,023,590
Ausdrill Ltd.	87,697	131,996
AusNet Services	219,231	268,565
Austal Ltd.	40,042	117,294
Australia & New Zealand Banking Group Ltd.	373,824	7,195,952
Aveo Group(x)	52,928	76,092
Bank of Queensland Ltd.(x)	51,217	342,924
Bapcor Ltd.(x)	36,386	180,752
Beach Energy Ltd.	206,026	351,815
Bega Cheese Ltd.(x)	26,814	81,984
Bellamy’s Australia Ltd.*	11,325	99,522
Bendigo & Adelaide Bank Ltd.	62,312	483,240
BHP Group Ltd.	380,157	9,421,873
BHP Group plc	349,328	7,440,939
Bingo Industries Ltd.(m)(x)	52,816	78,782
Blackmores Ltd.(x)	1,661	96,022
BlueScope Steel Ltd.	67,509	547,238
Boral Ltd.	150,623	491,032
Brambles Ltd.	205,128	1,578,343
Bravura Solutions Ltd.	30,939	86,453
Breville Group Ltd.	12,086	131,335
Brickworks Ltd.	10,021	119,379
BWP Trust (REIT)	62,639	166,999
Caltex Australia Ltd.	33,709	598,830
carsales.com Ltd.	31,428	324,337
Challenger Ltd.(x)	66,832	332,448
Charter Hall Group (REIT)	59,828	470,438
Charter Hall Long Wale REIT (REIT)	39,743	153,705
Charter Hall Retail REIT (REIT)	46,268	132,722
CIMIC Group Ltd.	12,632	268,142
Cleanaway Waste Management Ltd.	256,724	337,888
Clinuvel Pharmaceuticals Ltd.	5,890	98,194
Coca-Cola Amatil Ltd.	65,502	470,843
Cochlear Ltd.	7,399	1,039,492
Coles Group Ltd.	146,445	1,522,183
Collins Foods Ltd.	13,325	90,027
Commonwealth Bank of Australia	227,298	12,400,517
Computershare Ltd.	64,963	708,125
Cooper Energy Ltd.*	195,948	76,708
Corporate Travel Management Ltd.(x)	10,797	137,587
Costa Group Holdings Ltd.(x)	41,532	105,120
Credit Corp. Group Ltd.	6,824	138,821
Cromwell Property Group (REIT)(x)	242,954	208,257
Crown Resorts Ltd.	46,636	379,297
CSL Ltd.	58,442	9,218,002
CSR Ltd.	65,940	190,042
Dexus (REIT)	139,951	1,126,907
Domain Holdings Australia Ltd.	28,799	65,894
Domino’s Pizza Enterprises Ltd.(x)	8,163	255,922
Downer EDI Ltd.	78,652	414,072
Elders Ltd.(x)	18,213	77,691
Estia Health Ltd.(x)	28,471	49,194
Evolution Mining Ltd.	194,739	595,419
Flight Centre Travel Group Ltd.	7,498	240,893
Fortescue Metals Group Ltd.	221,070	1,313,059
G8 Education Ltd.(x)	56,572	98,895
Galaxy Resources Ltd.(x)*	48,982	36,201
Gold Road Resources Ltd.*	108,941	91,545
Goodman Group (REIT)	206,999	1,981,144
GPT Group (The) (REIT)	248,838	1,034,592
GrainCorp Ltd., Class A	29,639	158,238
Growthpoint Properties Australia Ltd. (REIT)	36,312	105,878
GUD Holdings Ltd.(x)	11,376	77,243
GWA Group Ltd.(x)	35,307	80,785
Harvey Norman Holdings Ltd.(x)	80,497	246,121
Healius Ltd.	62,622	136,099
HUB24 Ltd.(x)	7,441	63,231
IDP Education Ltd.	16,290	171,191
Iluka Resources Ltd.	53,912	290,739
Incitec Pivot Ltd.	216,420	495,186
Independence Group NL	59,930	260,496
Inghams Group Ltd.(x)	39,092	83,113
Insurance Australia Group Ltd.	298,446	1,591,345
InvoCare Ltd.(x)	15,037	140,770
IOOF Holdings Ltd.(x)	41,041	177,007
IPH Ltd.	26,260	154,378
IRESS Ltd.	21,960	171,638
JB Hi-Fi Ltd.(x)	14,600	335,045
Jumbo Interactive Ltd.	5,506	89,897
Lendlease Group	75,360	893,176
Link Administration Holdings Ltd.	68,565	263,784
Lynas Corp. Ltd.(x)*	83,776	153,236
Macquarie Group Ltd.	40,875	3,616,311
Magellan Financial Group Ltd.	19,083	662,551
Mayne Pharma Group Ltd.(x)*	184,355	64,704
McMillan Shakespeare Ltd.	10,038	110,706
Medibank Pvt Ltd.	356,049	817,072
Metcash Ltd.(x)	116,191	234,485
Mineral Resources Ltd.(x)	20,333	183,624
Mirvac Group (REIT)	511,161	1,055,725
Monadelphous Group Ltd.	11,949	127,023
Nanosonics Ltd.(x)*	33,430	142,376
National Australia Bank Ltd.	372,364	7,464,414
National Storage REIT (REIT)	94,553	114,554
nearmap Ltd.*	48,806	84,989
Netwealth Group Ltd.	10,989	67,569
New Hope Corp. Ltd.	39,288	58,338
Newcrest Mining Ltd.	98,592	2,312,427
NEXTDC Ltd.(x)*	44,723	185,944
nib holdings Ltd.(x)	58,626	288,858
Nine Entertainment Co. Holdings Ltd.(x)	189,444	249,977
Northern Star Resources Ltd.	82,750	616,607
NRW Holdings Ltd.	47,135	73,808
Nufarm Ltd.(x)	39,988	152,223
Oil Search Ltd.	170,780	843,761
oOh!media Ltd.(x)	28,247	54,527
Orica Ltd.	48,462	737,270
Origin Energy Ltd.	227,032	1,221,285
Orocobre Ltd.(x)*	26,783	47,001
Orora Ltd.	154,715	301,788
OZ Minerals Ltd.	40,748	264,303
Pendal Group Ltd.	32,529	162,251
Perpetual Ltd.(x)	6,102	154,198
Pilbara Minerals Ltd.(x)*	194,297	41,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Investment Management Group Ltd.(x)	17,053	$50,644
Platinum Asset Management Ltd.(x)	38,160	109,206
PolyNovo Ltd.*	83,980	121,300
Premier Investments Ltd.	12,351	161,391
Pro Medicus Ltd.	5,410	101,584
Qantas Airways Ltd.	204,039	866,234
QBE Insurance Group Ltd.	176,294	1,494,510
Qube Holdings Ltd.(x)	205,945	444,808
Ramsay Health Care Ltd.	20,714	906,942
REA Group Ltd.	6,299	460,098
Regis Resources Ltd.	63,079	208,618
Resolute Mining Ltd.(x)*	110,798	106,192
Rio Tinto Ltd.	47,946	2,998,908
Rio Tinto plc	184,734	9,560,309
Sandfire Resources NL	20,673	91,533
Santos Ltd.	227,542	1,187,169
Saracen Mineral Holdings Ltd.(x)*	102,767	239,301
Scentre Group (REIT)	687,676	1,824,097
SEEK Ltd.	45,321	656,755
Service Stream Ltd.	45,358	80,210
Seven Group Holdings Ltd.(x)	17,424	204,865
Shopping Centres Australasia Property Group (REIT)	111,427	196,292
Silver Lake Resources Ltd.*	101,678	64,167
SmartGroup Corp. Ltd.	12,613	103,946
Sonic Healthcare Ltd.	58,813	1,113,468
South32 Ltd.	663,692	1,173,652
Southern Cross Media Group Ltd.	94,520	78,788
Spark Infrastructure Group	215,629	314,364
SpeedCast International Ltd.	25,820	21,348
St Barbara Ltd.(x)	86,015	168,362
Star Entertainment Grp Ltd. (The)	106,387	313,074
Steadfast Group Ltd.	98,782	236,689
Stockland (REIT)	314,431	965,625
Suncorp Group Ltd.	161,690	1,489,660
Super Retail Group Ltd.	18,224	122,019
Sydney Airport	290,796	1,576,070
Tabcorp Holdings Ltd.	259,721	850,199
Tassal Group Ltd.	26,083	75,348
Technology One Ltd.(x)	31,299	151,679
Telstra Corp. Ltd.	1,536,115	3,639,171
TPG Telecom Ltd.	44,226	207,161
Transurban Group	336,835	3,339,724
Treasury Wine Estates Ltd.	92,822	1,163,414
Vicinity Centres (REIT)	415,041	719,939
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)(x)	135,078	177,783
Viva Energy REIT (REIT)	58,548	112,623
Vocus Group Ltd.*	79,293	186,245
Washington H Soul Pattinson & Co. Ltd.(x)	15,114	214,531
Webjet Ltd.(x)	16,609	122,304
Wesfarmers Ltd.	146,445	3,933,953
Western Areas Ltd.	33,814	70,751
Westpac Banking Corp.	443,632	8,875,088
Whitehaven Coal Ltd.(x)	89,565	188,005
WiseTech Global Ltd.	18,865	442,215
Woodside Petroleum Ltd.	120,899	2,642,233
Woolworths Group Ltd.	169,627	4,268,177
WorleyParsons Ltd.	41,740	366,523

		166,412,339

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	186,749	17,794,085

Chile (0.1%)
Antofagasta plc	58,143	642,693

Finland (0.4%)
Nokia OYJ	1,250,698	6,338,872

France (15.3%)
Air Liquide SA	95,162	13,546,070
Airbus SE	127,258	16,533,619
BNP Paribas SA	425,397	20,711,757
Danone SA	143,114	12,606,878
Engie SA	412,667	6,737,800
EssilorLuxottica SA	65,765	9,479,754
Kering SA	16,562	8,440,096
L’Oreal SA	54,581	15,283,125
LVMH Moet Hennessy Louis Vuitton SE	59,334	23,582,314
Orange SA	454,297	7,127,843
Safran SA	80,139	12,617,347
Sanofi	251,594	23,325,568
Schneider Electric SE	121,969	10,701,679
Societe Generale SA	314,798	8,625,888
TOTAL SA	591,782	30,886,437
Unibail-Rodamco- Westfield (CHDI) (REIT)	39,473	283,740
Vinci SA	122,942	13,241,942
Vivendi SA	194,577	5,340,154

		239,072,011

Germany (11.0%)
adidas AG	40,877	12,726,817
Allianz SE (Registered)	94,194	21,955,284
BASF SE	203,823	14,244,699
Bayer AG (Registered)	206,946	14,591,528
Bayerische Motoren Werke AG	71,110	5,006,135
Daimler AG (Registered)	186,297	9,263,342
Deutsche Boerse AG	42,164	6,590,184
Deutsche Post AG (Registered)	218,063	7,283,635
Deutsche Telekom AG (Registered)	719,672	12,075,153
Fresenius SE & Co. KGaA	91,159	4,261,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	32,026	8,286,860
SAP SE	241,598	28,408,012
Siemens AG (Registered)	177,309	18,987,593
TUI AG	73,148	850,644
Volkswagen AG (Preference)(q)	40,626	6,910,385

		171,442,265

Ireland (0.8%)
CRH plc (Irish Stock Exchange)	176,866	6,089,765
CRH plc (London Stock Exchange)	133,900	4,590,072
Flutter Entertainment plc	12,874	1,204,604
Smurfit Kappa Group plc	39,935	1,195,145

		13,079,586

Italy (1.9%)
Enel SpA	1,723,905	12,872,825
Eni SpA	563,726	8,622,955
Intesa Sanpaolo SpA	3,621,812	8,587,990

		30,083,770

Japan (24.4%)
ABC-Mart, Inc.	3,700	235,089
Acom Co. Ltd.	43,220	169,482
Adastria Co. Ltd.	1	22
ADEKA Corp.	11,400	141,281
Advantest Corp.	14,500	640,347
Aeon Co. Ltd.	72,146	1,321,481
Aeon Delight Co. Ltd.	2,300	72,111
AEON Financial Service Co. Ltd.(x)	15,900	239,107
Aeon Mall Co. Ltd.	9,610	151,538
AGC, Inc.	18,033	558,710
Ai Holdings Corp.	4,238	72,315
Aica Kogyo Co. Ltd.	6,000	176,462
Aichi Bank Ltd. (The)	1,720	53,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Aichi Steel Corp.	2,010	$57,070
Aiful Corp.*	20,636	48,095
Ain Holdings, Inc.(x)	2,920	169,866
Air Water, Inc.	14,881	265,897
Aisan Industry Co. Ltd.	7,700	65,303
Aisin Seiki Co. Ltd.	16,614	521,660
Ajinomoto Co., Inc.	44,469	838,999
Alfresa Holdings Corp.	21,104	470,973
Alpen Co. Ltd.	4,000	62,964
Alps Alpine Co. Ltd.	23,274	434,161
Amada Holdings Co. Ltd.	27,419	295,174
Amano Corp.	5,299	161,237
ANA Holdings, Inc.	32,577	1,094,888
Anritsu Corp.(x)	11,754	230,351
Aoyama Trading Co. Ltd.	3,805	66,229
Aozora Bank Ltd.	10,221	255,419
Arata Corp.	2,202	80,748
Arcs Co. Ltd.	2,392	49,975
Ariake Japan Co. Ltd.	1,887	146,946
As One Corp.	1,477	122,258
Asahi Group Holdings Ltd.	38,341	1,897,104
Asahi Intecc Co. Ltd.	14,042	368,436
Asahi Kasei Corp.	135,453	1,332,920
Asics Corp.	15,186	259,128
ASKUL Corp.	2,274	61,390
Astellas Pharma, Inc.	162,916	2,318,116
Autobacs Seven Co. Ltd.	12,300	201,123
Avex, Inc.	5,735	67,149
Awa Bank Ltd. (The)	2,224	50,126
Azbil Corp.	12,540	335,057
Bandai Namco Holdings, Inc.(x)	19,919	1,239,814
Bank of Kyoto Ltd. (The)	7,170	280,169
Benefit One, Inc.(x)	5,370	101,415
Benesse Holdings, Inc.	8,700	225,778
Bic Camera, Inc.	10,045	105,629
BML, Inc.	3,258	87,563
Bridgestone Corp.	56,522	2,187,173
Brother Industries Ltd.	25,801	466,745
Calbee, Inc.	10,696	332,380
Canon Electronics, Inc.	2,833	48,027
Canon Marketing Japan, Inc.	5,165	109,582
Canon, Inc.	101,300	2,700,553
Capcom Co. Ltd.	8,057	213,338
Casio Computer Co. Ltd.(x)	17,200	266,451
Central Glass Co. Ltd.(x)	3,878	81,236
Central Japan Railway Co.	16,607	3,412,786
Chiba Bank Ltd. (The)(x)	78,338	402,829
Chiyoda Co. Ltd.	3,062	47,888
Chofu Seisakusho Co. Ltd.	3,200	70,763
Chubu Electric Power Co., Inc.	58,917	852,764
Chudenko Corp.	4,078	88,179
Chugai Pharmaceutical Co. Ltd.	19,847	1,541,871
Chugai Ro Co. Ltd.	1,930	26,650
Chugoku Bank Ltd. (The)(x)	14,402	135,196
Chugoku Electric Power Co., Inc. (The)(x)	27,820	357,382
Citizen Watch Co. Ltd.	19,990	97,616
CKD Corp.(x)	7,859	93,327
Cleanup Corp.	10,500	52,342
Coca-Cola Bottlers Japan, Inc.	14,253	319,531
cocokara fine, Inc.	2,255	121,379
Colowide Co. Ltd.(x)	5,764	106,457
Computer Engineering & Consulting Ltd.	2,317	43,244
COMSYS Holdings Corp.(x)	10,500	297,156
Concordia Financial Group Ltd.	122,126	467,608
CONEXIO Corp.	295	3,708
Cosel Co. Ltd.	4,700	44,555
Cosmo Energy Holdings Co. Ltd.	5,416	111,451
Cosmos Pharmaceutical Corp.	1,165	227,882
Create Restaurants Holdings, Inc.	5,567	90,617
Create SD Holdings Co. Ltd.	4,145	96,605
Credit Saison Co. Ltd.	13,432	180,004
CyberAgent, Inc.	12,286	471,555
Dai Nippon Printing Co. Ltd.	26,727	689,896
Daibiru Corp.	9,430	96,459
Daicel Corp.	29,000	244,874
Daido Steel Co. Ltd.(x)	3,899	152,715
Daifuku Co. Ltd.(x)	10,448	538,223
Daihen Corp.	2,424	73,196
Daiho Corp.	2,932	77,337
Dai-ichi Life Holdings, Inc.	101,786	1,533,497
Daiichi Sankyo Co. Ltd.	53,000	3,335,140
Daiichikosho Co. Ltd.	3,822	176,386
Daikin Industries Ltd.	25,328	3,321,628
Daio Paper Corp.(x)	8,061	102,286
Daishi Hokuetsu Financial Group, Inc.	3,188	80,139
Daito Trust Construction Co. Ltd.	7,406	945,913
Daiwa House Industry Co. Ltd.	57,056	1,850,066
Daiwa Securities Group, Inc.	153,855	685,002
Daiwabo Holdings Co. Ltd.	1,745	72,301
DeNA Co. Ltd.	9,759	172,119
Denka Co. Ltd.	9,600	263,784
Denso Corp.	40,851	1,794,233
Dentsu, Inc.	18,243	641,985
Descente Ltd.	4,643	61,320
DIC Corp.(x)	8,900	246,772
Digital Arts, Inc.	1,151	76,006
Digital Garage, Inc.	3,387	107,601
Dip Corp.(x)	2,840	68,922
Disco Corp.	2,500	473,064
DMG Mori Co. Ltd.	11,229	158,997
Doutor Nichires Holdings Co. Ltd.	5,044	99,924
Dowa Holdings Co. Ltd.(x)	5,600	191,112
DTS Corp.	4,573	95,076
Duskin Co. Ltd.(x)	5,723	147,356
East Japan Railway Co.	32,993	3,145,968
Ebara Corp.(x)	8,388	223,189
Eisai Co. Ltd.	21,834	1,108,814
Elecom Co. Ltd.	2,008	78,741
Electric Power Development Co. Ltd.	14,178	323,226
en-japan, Inc.	2,579	98,628
euglena Co. Ltd.(x)*	9,207	76,892
Exedy Corp.	3,400	66,318
Ezaki Glico Co. Ltd.	6,500	269,618
FamilyMart Co. Ltd.	21,416	521,511
Fancl Corp.	9,918	263,532
FANUC Corp.	17,631	3,316,666
Fast Retailing Co. Ltd.	2,544	1,510,754
FCC Co. Ltd.	3,752	72,177
FP Corp.	2,018	125,793
Fudo Tetra Corp.	6,411	71,803
Fuji Co. Ltd.	3,400	58,991
Fuji Corp.	5,877	87,238
Fuji Electric Co. Ltd.	13,400	409,591
Fuji Kyuko Co. Ltd.(x)	2,895	119,950
Fuji Media Holdings, Inc.	20,394	262,363
Fuji Oil Holdings, Inc.(x)	7,100	205,531
Fuji Seal International, Inc.	4,611	116,378
Fuji Soft, Inc.	2,280	96,261
FUJIFILM Holdings Corp.	38,117	1,670,979
Fujikura Ltd.(x)	23,215	88,888
Fujitsu General Ltd.(x)	6,319	105,136
Fujitsu Ltd.	17,887	1,431,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fukuoka Financial Group, Inc.	16,400	$309,571
Fukushima Industries Corp.	2,775	80,459
Fukuyama Transporting Co. Ltd.	2,335	81,846
Funai Soken Holdings, Inc.	3,831	87,090
Furukawa Electric Co. Ltd.	7,000	168,259
Futaba Industrial Co. Ltd.	9,500	65,984
Future Corp.	4,909	85,400
Fuyo General Lease Co. Ltd.(x)	2,579	154,561
Giken Ltd.	2,847	90,051
Glory Ltd.	5,791	162,282
GMO internet, Inc.	7,656	131,418
GMO Payment Gateway, Inc.(x)	2,746	183,617
Goldcrest Co. Ltd.(x)	4,229	82,918
Goldwin, Inc.(x)	2,916	249,731
Gree, Inc.	16,216	73,787
GS Yuasa Corp.	7,901	136,427
Gunma Bank Ltd. (The)	54,000	174,798
H2O Retailing Corp.(x)	9,500	103,764
Hachijuni Bank Ltd. (The)(x)	43,000	174,983
Hakuhodo DY Holdings, Inc.	27,115	391,459
Hamamatsu Photonics KK	14,451	535,940
Hankyu Hanshin Holdings, Inc.	23,228	894,748
Hanwa Co. Ltd.	3,534	96,550
Haseko Corp.	25,130	292,380
Hazama Ando Corp.	16,538	122,974
Heiwa Corp.	6,300	129,642
Heiwa Real Estate Co. Ltd.	166	3,715
Heiwado Co. Ltd.	3,892	72,999
Hikari Tsushin, Inc.	2,400	518,955
Hino Motors Ltd.	22,963	189,013
Hirose Electric Co. Ltd.	2,789	341,515
Hiroshima Bank Ltd. (The)	36,500	180,264
HIS Co. Ltd.	3,292	81,687
Hisamitsu Pharmaceutical Co., Inc.	5,579	243,799
Hitachi Chemical Co. Ltd.	10,500	342,312
Hitachi Construction Machinery Co. Ltd.(x)	9,800	236,106
Hitachi High-Technologies Corp.	7,100	409,748
Hitachi Ltd.	82,787	3,080,251
Hitachi Metals Ltd.	26,990	291,055
Hitachi Transport System Ltd.	4,900	143,205
Hitachi Zosen Corp.	19,500	63,302
Hokkaido Electric Power Co., Inc.	18,779	98,823
Hokkoku Bank Ltd. (The)(x)	3,357	86,964
Hokuetsu Corp.	13,526	67,552
Hokuhoku Financial Group, Inc.	17,700	171,066
Hokuriku Electric Power Co.	21,919	147,174
Hokuto Corp.	5,217	95,727
Honda Motor Co. Ltd.	155,130	4,015,087
Horiba Ltd.	3,816	220,225
Hoshizaki Corp.	6,100	478,973
House Foods Group, Inc.	8,400	313,859
Hoya Corp.	37,354	3,046,705
Hulic Co. Ltd.(x)	44,679	456,604
Hyakujushi Bank Ltd. (The)	2,900	59,542
Ibiden Co. Ltd.	13,900	279,607
Ichibanya Co. Ltd.	1,268	59,574
Idemitsu Kosan Co. Ltd.	22,209	627,501
IHI Corp.	14,804	321,478
Iida Group Holdings Co. Ltd.	15,482	251,721
Inaba Denki Sangyo Co. Ltd.	3,031	132,313
Infocom Corp.	4,226	98,571
Infomart Corp.	9,714	151,291
Information Services International- Dentsu Ltd.	2,801	87,430
Inpex Corp.	101,915	934,178
Internet Initiative Japan, Inc.	3,198	72,611
Iriso Electronics Co. Ltd.	1,764	84,509
Iseki & Co. Ltd.	4,100	55,627
Isetan Mitsukoshi Holdings Ltd.	35,742	284,944
Isuzu Motors Ltd.	58,167	640,442
Ito En Ltd.	6,409	301,705
ITOCHU Corp.	126,681	2,613,876
Itochu Enex Co. Ltd.	10,596	80,456
Itochu Techno-Solutions Corp.	11,200	296,457
Iwatani Corp.(x)	5,397	182,188
Iyo Bank Ltd. (The)	24,000	125,410
Izumi Co. Ltd.(x)	3,455	135,164
J Front Retailing Co. Ltd.	22,829	266,875
JAC Recruitment Co. Ltd.	4,065	77,747
Jafco Co. Ltd.	3,143	118,598
Japan Airlines Co. Ltd.	33,853	1,005,649
Japan Airport Terminal Co. Ltd.(x)	7,200	311,639
Japan Aviation Electronics Industry Ltd.	6,944	98,324
Japan Cash Machine Co. Ltd.(x)	6,102	51,694
Japan Display, Inc.(x)*	45,302	25,139
Japan Elevator Service Holdings Co. Ltd.(x)	3,710	96,280
Japan Exchange Group, Inc.	50,137	787,817
Japan Lifeline Co. Ltd.	5,539	88,726
Japan Material Co. Ltd.	7,490	92,131
Japan Petroleum Exploration Co. Ltd.	3,195	80,935
Japan Post Bank Co. Ltd.(x)	55,127	533,808
Japan Post Holdings Co. Ltd.	144,024	1,325,354
Japan Post Insurance Co. Ltd.	6,712	101,184
Japan Pulp & Paper Co. Ltd.	2,543	88,549
Japan Steel Works Ltd. (The)(x)	6,516	125,107
Japan Tobacco, Inc.	107,531	2,353,002
JFE Holdings, Inc.	53,377	641,758
JGC Holdings Corp.	18,595	243,003
JINS Holdings, Inc.	771	45,707
Joyful Honda Co. Ltd.	6,398	82,072
JSR Corp.	23,500	375,783
JTEKT Corp.	17,798	203,947
Juroku Bank Ltd. (The)	3,200	70,052
Justsystems Corp.	2,992	113,177
JVCKenwood Corp.	19,300	56,941
JXTG Holdings, Inc.	312,085	1,421,231
Kagome Co. Ltd.	8,701	219,607
Kajima Corp.	50,000	655,260
Kakaku.com, Inc.	13,130	322,770
Kaken Pharmaceutical Co. Ltd.	4,500	208,509
Kamigumi Co. Ltd.	13,000	294,326
Kanamoto Co. Ltd.	2,948	73,151
Kaneka Corp.	6,200	192,953
Kanematsu Corp.	8,108	91,035
Kanematsu Electronics Ltd.	3,625	103,260
Kansai Electric Power Co., Inc. (The)	77,702	868,466
Kansai Mirai Financial Group, Inc.(x)	10,139	63,671
Kansai Paint Co. Ltd.	22,338	518,758
Kao Corp.	43,472	3,209,993
Kappa Create Co. Ltd.(x)	5,800	75,957
Katakura Industries Co. Ltd.	7,200	88,964
Katitas Co. Ltd.	2,906	119,331
Kato Sangyo Co. Ltd.(x)	3,075	95,272
Kawasaki Heavy Industries Ltd.(x)	17,700	391,569
Kawasaki Kisen Kaisha Ltd.(x)*	8,172	95,003
KDDI Corp.	148,982	3,892,478
Keihan Holdings Co. Ltd.	8,105	360,181
Keikyu Corp.	29,499	571,564
Keio Corp.	10,515	654,483
Keisei Electric Railway Co. Ltd.	13,333	548,117
Kenedix, Inc.	21,479	108,264
Kewpie Corp.	13,000	303,343
Key Coffee, Inc.(x)	4,000	81,017
Keyence Corp.	9,026	5,584,642
KH Neochem Co. Ltd.	3,353	72,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.	12,176	$581,070
Kinden Corp.	15,000	222,381
Kintetsu Department Store Co. Ltd.	2,816	81,778
Kintetsu Group Holdings Co. Ltd.	18,030	938,811
Kintetsu World Express, Inc.	6,223	87,367
Kirin Holdings Co. Ltd.	78,835	1,668,203
Kissei Pharmaceutical Co. Ltd.	3,476	83,617
Kitano Construction Corp.	2,956	62,606
Kiyo Bank Ltd. (The)	3,600	55,902
Kobayashi Pharmaceutical Co. Ltd.	5,412	411,437
Kobe Bussan Co. Ltd.	2,728	132,205
Kobe Steel Ltd.	33,016	175,882
Kohnan Shoji Co. Ltd.	4,104	90,563
Koito Manufacturing Co. Ltd.	11,311	552,343
Kokuyo Co. Ltd.	14,200	198,045
Komatsu Ltd.	84,011	1,923,026
KOMEDA Holdings Co. Ltd.	5,152	95,917
Komeri Co. Ltd.	3,813	76,948
Komori Corp.(x)	7,900	83,219
Konami Holdings Corp.	9,200	444,153
Konica Minolta, Inc.	43,791	304,563
Konoike Transport Co. Ltd.	6,036	89,040
Kose Corp.(x)	3,360	567,121
Koshidaka Holdings Co. Ltd.	7,106	112,776
Kotobuki Spirits Co. Ltd.	1,950	127,866
K’s Holdings Corp.	17,800	193,598
Kubota Corp.	97,723	1,477,255
Kumagai Gumi Co. Ltd.	3,271	93,025
Kumiai Chemical Industry Co. Ltd.(x)	9,350	80,507
Kura Sushi, Inc.(x)	1,723	71,310
Kurabo Industries Ltd.	3,910	81,509
Kuraray Co. Ltd.	28,183	345,885
Kureha Corp.	2,400	142,724
Kurita Water Industries Ltd.	12,196	326,317
Kusuri no Aoki Holdings Co. Ltd.	1,785	121,504
KYB Corp.*	1,923	56,289
Kyocera Corp.	28,680	1,778,492
KYORIN Holdings, Inc.	4,480	74,125
Kyoritsu Maintenance Co. Ltd.(x)	2,670	114,208
Kyowa Exeo Corp.(x)	9,800	237,466
Kyowa Kirin Co. Ltd.	18,509	359,139
Kyudenko Corp.	3,588	119,462
Kyushu Electric Power Co., Inc.	38,299	361,295
Kyushu Financial Group, Inc.(x)	34,349	139,779
Kyushu Railway Co.	16,232	517,172
Lasertec Corp.	4,407	275,527
Lawson, Inc.	5,088	260,223
Leopalace21 Corp.(x)*	22,700	53,325
Life Corp.	2,692	53,628
LINE Corp.*	5,727	204,715
Link And Motivation, Inc.(x)	10,606	54,146
Lintec Corp.	4,900	96,844
Lion Corp.	27,000	532,134
LIXIL Group Corp.	28,932	508,400
M&A Capital Partners Co. Ltd.*	1,542	92,413
M3, Inc.	37,015	890,756
Mabuchi Motor Co. Ltd.	6,900	256,855
Macnica Fuji Electronics Holdings, Inc.	7,132	91,553
Maeda Corp.	15,009	130,760
Maeda Road Construction Co. Ltd.	10,000	217,341
Makita Corp.	22,583	710,124
Mandom Corp.	4,216	104,381
Mani, Inc.(x)	7,470	196,275
Marubeni Corp.	188,815	1,253,295
Marui Group Co. Ltd.(x)	19,261	406,507
Maruichi Steel Tube Ltd.	7,800	205,812
Marvelous, Inc.	7,616	58,674
Matsuda Sangyo Co. Ltd.	4,000	52,717
Matsui Securities Co. Ltd.(x)	8,604	72,254
Matsumotokiyoshi Holdings Co. Ltd.	7,600	277,993
Matsuya Co. Ltd.	7,173	55,261
Max Co. Ltd.	6,000	100,495
Maxell Holdings Ltd.(x)	5,700	81,342
Mazda Motor Corp.	57,715	512,162
Mebuki Financial Group, Inc.	104,665	257,488
Medipal Holdings Corp.	23,000	511,797
Megmilk Snow Brand Co. Ltd.	4,964	119,411
Meidensha Corp.	4,400	75,405
Meiji Holdings Co. Ltd.	13,823	1,007,401
Meitec Corp.	2,601	127,254
Menicon Co. Ltd.	169	5,924
Milbon Co. Ltd.	2,308	113,559
Minebea Mitsumi, Inc.	36,938	584,517
Miraca Holdings, Inc.	6,996	159,299
Mirait Holdings Corp.(x)	5,285	79,623
Miroku Jyoho Service Co. Ltd.	2,998	81,740
MISUMI Group, Inc.	24,300	571,514
Mitsubishi Chemical Holdings Corp.	126,713	902,490
Mitsubishi Corp.	128,183	3,142,780
Mitsubishi Electric Corp.	185,537	2,458,097
Mitsubishi Estate Co. Ltd.	127,070	2,449,146
Mitsubishi Gas Chemical Co., Inc.	19,000	253,392
Mitsubishi Heavy Industries Ltd.	31,350	1,227,035
Mitsubishi Logisnext Co. Ltd.	4,880	46,126
Mitsubishi Logistics Corp.(x)	9,000	228,652
Mitsubishi Materials Corp.	14,300	385,521
Mitsubishi Motors Corp.	75,000	325,318
Mitsubishi Pencil Co. Ltd.	3,972	62,927
Mitsubishi Research Institute, Inc.	3,100	102,784
Mitsubishi Shokuhin Co. Ltd.	3,000	75,052
Mitsubishi Tanabe Pharma Corp.	23,507	257,626
Mitsubishi UFJ Financial Group, Inc.	1,232,711	6,252,196
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	241,636
Mitsuboshi Belting Ltd.	4,120	67,520
Mitsui & Co. Ltd.	149,214	2,439,865
Mitsui Chemicals, Inc.	19,000	424,546
Mitsui E&S Holdings Co. Ltd.	7,168	62,846
Mitsui Fudosan Co. Ltd.	97,090	2,405,587
Mitsui Mining & Smelting Co. Ltd.	5,900	139,308
Mitsui OSK Lines Ltd.	10,794	272,533
Mitsui-Soko Holdings Co. Ltd.	4,931	76,297
Miura Co. Ltd.	8,004	222,817
Mizuho Financial Group, Inc.	2,464,556	3,774,617
Mizuho Leasing Co. Ltd.(x)	1,996	53,940
Mizuno Corp.	3,160	81,831
Mochida Pharmaceutical Co. Ltd.	2,756	105,270
Modec, Inc.	1,867	45,395
Monex Group, Inc.(x)	19,408	55,823
MonotaRO Co. Ltd.	11,998	313,585
Morinaga & Co. Ltd.	4,247	206,213
Morinaga Milk Industry Co. Ltd.	3,908	148,911
Morita Holdings Corp.	3,388	53,049
MOS Food Services, Inc.(x)	2,959	67,705
MS&AD Insurance Group Holdings, Inc.	49,091	1,589,073
Murata Manufacturing Co. Ltd.	57,876	2,775,372
Musashi Seimitsu Industry Co. Ltd.(x)	6,200	78,615
Nabtesco Corp.	11,042	341,600
Nachi-Fujikoshi Corp.	2,183	97,718
Nagase & Co. Ltd.	11,432	159,229
Nagoya Railroad Co. Ltd.	16,800	501,864
Nankai Electric Railway Co. Ltd.	9,800	247,889
Nanto Bank Ltd. (The)	2,146	50,135
NEC Corp.	23,492	990,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.(x)	3,710	$100,569
NET One Systems Co. Ltd.	7,723	208,066
Nexon Co. Ltd.*	51,544	624,964
NGK Insulators Ltd.	22,442	319,429
NGK Spark Plug Co. Ltd.	17,024	324,027
NH Foods Ltd.	9,500	381,757
NHK Spring Co. Ltd.	25,000	190,520
Nichias Corp.	5,487	97,028
Nichiha Corp.	3,077	83,951
Nichirei Corp.	9,587	218,473
Nidec Corp.	22,327	2,998,271
Nifco, Inc.	8,800	210,061
Nihon Kohden Corp.	7,968	233,974
Nihon M&A Center, Inc.	12,371	347,818
Nihon Parkerizing Co. Ltd.	12,170	131,802
Nihon Unisys Ltd.	5,369	172,801
Nihon Yamamura Glass Co. Ltd.	5,562	65,278
Nikkon Holdings Co. Ltd.	9,000	204,763
Nikon Corp.(x)	35,600	443,827
Nintendo Co. Ltd.	10,502	3,887,075
Nippo Corp.	5,398	99,797
Nippon Chemi-Con Corp.	3,503	51,448
Nippon Densetsu Kogyo Co. Ltd.	4,340	89,670
Nippon Electric Glass Co. Ltd.	10,800	240,122
Nippon Express Co. Ltd.	8,200	417,868
Nippon Gas Co. Ltd.	3,695	104,058
Nippon Kayaku Co. Ltd.	15,000	178,960
Nippon Light Metal Holdings Co. Ltd.	52,529	94,249
Nippon Paint Holdings Co. Ltd.(x)	15,209	789,110
Nippon Paper Industries Co. Ltd.(x)	9,600	156,175
Nippon Sharyo Ltd.(x)*	3,791	90,388
Nippon Shinyaku Co. Ltd.	4,816	404,878
Nippon Shokubai Co. Ltd.	4,000	227,145
Nippon Signal Co. Ltd.	8,900	99,268
Nippon Soda Co. Ltd.	3,039	73,358
Nippon Steel Corp.	85,258	1,187,107
Nippon Steel Trading Corp.(x)	2,026	79,166
Nippon Suisan Kaisha Ltd.	32,900	185,914
Nippon Telegraph & Telephone Corp.	121,855	5,810,723
Nippon Television Holdings, Inc.	21,070	269,696
Nippon Yusen KK(x)	16,174	270,003
Nipro Corp.	13,900	155,937
Nishi-Nippon Financial Holdings, Inc.	14,600	102,217
Nishi-Nippon Railroad Co. Ltd.(x)	5,600	122,850
Nissan Chemical Corp.	11,674	485,314
Nissan Motor Co. Ltd.	216,877	1,352,109
Nissan Shatai Co. Ltd.	10,000	80,925
Nissha Co. Ltd.	4,478	44,355
Nisshin Oillio Group Ltd. (The)	2,383	74,713
Nisshin Seifun Group, Inc.	23,385	432,122
Nissin Electric Co. Ltd.	7,460	90,451
Nissin Foods Holdings Co. Ltd.	8,900	642,035
Nissin Kogyo Co. Ltd.	4,986	69,769
Nitori Holdings Co. Ltd.	7,982	1,167,125
Nitta Corp.	1,728	45,979
Nitto Denko Corp.	12,663	609,464
Nitto Kogyo Corp.	5,056	95,672
Noevir Holdings Co. Ltd.	1,770	92,326
NOF Corp.	7,305	240,178
Nohmi Bosai Ltd.	4,847	92,480
Nojima Corp.	4,312	72,262
NOK Corp.(x)	11,800	174,831
Nomura Co. Ltd.	11,238	141,352
Nomura Holdings, Inc.	316,557	1,340,591
Nomura Real Estate Holdings, Inc.	15,900	343,219
Nomura Research Institute Ltd.	34,356	683,466
Noritake Co. Ltd.	1,990	73,158
Noritz Corp.	4,795	55,567
North Pacific Bank Ltd.	32,001	67,776
NS Solutions Corp.	3,420	111,496
NS United Kaiun Kaisha Ltd.	2,870	59,563
NSK Ltd.	41,441	348,775
NTN Corp.(x)	53,000	151,954
NTT Data Corp.	50,791	654,822
NTT DOCOMO, Inc.	114,013	2,902,916
Obara Group, Inc.	1,415	47,766
Obayashi Corp.	68,200	678,689
OBIC Business Consultants Co. Ltd.(x)	2,700	109,249
Obic Co. Ltd.	6,315	719,545
Odakyu Electric Railway Co. Ltd.	30,375	727,034
Ohsho Food Service Corp.	1,512	97,747
Oiles Corp.	4,560	66,381
Oita Bank Ltd. (The)	2,100	56,285
Oji Holdings Corp.	84,480	393,784
Okamura Corp.	7,341	71,492
Okasan Securities Group, Inc.	21,921	77,648
Oki Electric Industry Co. Ltd.	8,423	114,592
OKUMA Corp.(x)	2,354	127,361
Olympus Corp.	110,556	1,488,736
Omron Corp.	19,504	1,066,068
Ono Pharmaceutical Co. Ltd.	45,845	829,768
Onward Holdings Co. Ltd.	15,000	77,827
Open House Co. Ltd.(x)	4,646	110,602
Optorun Co. Ltd.(x)	2,507	70,950
Oracle Corp.	3,300	285,975
Oriental Land Co. Ltd.	20,597	3,131,696
ORIX Corp.	121,004	1,802,890
Osaka Gas Co. Ltd.	34,242	654,596
OSG Corp.	9,700	200,414
Otsuka Corp.	11,600	461,854
Otsuka Holdings Co. Ltd.	36,735	1,372,572
Outsourcing, Inc.	6,004	57,083
PALTAC Corp.	2,773	135,412
Pan Pacific International Holdings Corp.	43,020	718,160
Panasonic Corp.	217,471	1,761,088
Paramount Bed Holdings Co. Ltd.	1,488	54,015
Parco Co. Ltd.	8,506	99,987
Park24 Co. Ltd.	10,900	252,830
Penta-Ocean Construction Co. Ltd.	29,322	162,169
PeptiDream, Inc.*	8,788	416,947
Persol Holdings Co. Ltd.	18,066	341,186
Pigeon Corp.(x)	12,261	505,182
Pilot Corp.	4,200	155,376
Piolax, Inc.	4,502	77,028
Plenus Co. Ltd.	1,943	32,526
Pola Orbis Holdings, Inc.	8,224	183,989
Prestige International, Inc.	12,060	95,699
Rakuten, Inc.	85,882	845,913
Recruit Holdings Co. Ltd.	126,953	3,858,197
Relo Group, Inc.	8,730	213,799
Renesas Electronics Corp.*	88,006	571,378
Rengo Co. Ltd.	21,000	151,103
Resona Holdings, Inc.	216,321	926,304
Resorttrust, Inc.	10,200	164,898
Ricoh Co. Ltd.(x)	58,363	525,200
Ricoh Leasing Co. Ltd.	2,500	80,694
Riken Corp.	1,600	55,343
Riken Vitamin Co. Ltd.	762	24,419
Rinnai Corp.	3,700	248,435
Rohm Co. Ltd.	9,396	716,920
Rohto Pharmaceutical Co. Ltd.	10,582	288,515
Round One Corp.	6,290	93,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Holdings Co. Ltd.	1,912	$48,293
RPA Holdings, Inc.*	4,280	67,174
Ryobi Ltd.	3,494	58,392
Ryohin Keikaku Co. Ltd.	27,380	511,009
Saizeriya Co. Ltd.	3,745	96,184
Sakai Moving Service Co. Ltd.	1,540	88,305
Sakata Seed Corp.	2,341	79,892
San ju San Financial Group, Inc.	2,610	38,743
San-A Co. Ltd.	1,826	80,471
Sangetsu Corp.	5,781	108,643
San-In Godo Bank Ltd. (The)	14,711	89,252
Sanken Electric Co. Ltd.	4,473	88,074
Sankyo Co. Ltd.	4,836	166,157
Sankyu, Inc.	4,962	257,450
Sanrio Co. Ltd.(x)	5,173	99,561
Santen Pharmaceutical Co. Ltd.	37,822	656,922
Sanwa Holdings Corp.	21,000	234,617
Sanyo Chemical Industries Ltd.	1,868	80,335
Sapporo Holdings Ltd.	6,302	157,018
Sato Holdings Corp.	1,598	43,126
Sawai Pharmaceutical Co. Ltd.	4,400	227,071
SBI Holdings, Inc.	22,295	476,520
SCREEN Holdings Co. Ltd.(x)	3,799	223,812
SCSK Corp.	6,300	295,408
Secom Co. Ltd.	19,303	1,759,898
Sega Sammy Holdings, Inc.	20,371	284,864
Seibu Holdings, Inc.	22,730	395,844
Seikagaku Corp.	8,061	84,319
Seiko Epson Corp.(x)	24,121	339,088
Seiko Holdings Corp.(x)	4,175	92,130
Seino Holdings Co. Ltd.	16,000	200,065
Seiren Co. Ltd.	4,616	53,023
Sekisui Chemical Co. Ltd.	38,236	591,619
Sekisui House Ltd.	64,563	1,268,868
Sekisui Jushi Corp.	4,928	96,851
Senko Group Holdings Co. Ltd.	12,089	94,029
Seven & i Holdings Co. Ltd.	75,302	2,877,668
Seven Bank Ltd.	64,776	177,329
SG Holdings Co. Ltd.	17,281	422,735
Sharp Corp.(x)	17,930	198,163
Shibaura Mechatronics Corp.	3,328	88,675
Shibuya Corp.	2,975	79,462
Shiga Bank Ltd. (The)(x)	3,885	88,210
Shikoku Chemicals Corp.	6,427	67,227
Shikoku Electric Power Co., Inc.	18,249	171,984
Shima Seiki Manufacturing Ltd.	2,819	64,580
Shimadzu Corp.	23,197	585,262
Shimamura Co. Ltd.	2,500	197,919
Shimano, Inc.	6,795	1,023,099
Shimizu Corp.	69,580	629,357
Shimojima Co. Ltd.	5,300	54,654
Shin-Etsu Chemical Co. Ltd.	31,737	3,393,107
Shinko Electric Industries Co. Ltd.(x)	11,339	96,480
Shinsei Bank Ltd.	15,507	225,739
Shionogi & Co. Ltd.	23,863	1,323,969
Ship Healthcare Holdings, Inc.(x)	4,518	192,002
Shiseido Co. Ltd.	36,540	2,916,103
Shizuoka Bank Ltd. (The)(x)	55,000	409,480
SHO-BOND Holdings Co. Ltd.(x)	4,612	161,660
Shochiku Co. Ltd.	1,900	246,012
Showa Corp.	7,424	106,906
Showa Denko KK	14,151	369,726
Siix Corp.	60	814
Sinfonia Technology Co. Ltd.	7,390	81,811
Sintokogio Ltd.	7,500	67,353
Skylark Holdings Co. Ltd.	20,442	371,690
SMC Corp.	5,385	2,295,940
SMK Corp.	1,620	40,288
SMS Co. Ltd.	7,708	187,344
Softbank Corp.(x)	192,463	2,605,927
SoftBank Group Corp.	141,362	5,543,351
Sohgo Security Services Co. Ltd.	8,100	424,009
Sojitz Corp.	115,662	358,352
Sompo Holdings, Inc.	32,717	1,366,776
Sony Corp.	122,627	7,198,276
Sony Financial Holdings, Inc.	16,550	358,475
Sotetsu Holdings, Inc	6,169	161,064
Square Enix Holdings Co. Ltd.	10,400	504,971
Stanley Electric Co. Ltd.	13,307	351,489
Starts Corp., Inc.	4,012	97,884
Subaru Corp.	57,089	1,605,092
Sugi Holdings Co. Ltd.	5,000	270,520
SUMCO Corp.	21,300	285,642
Sumitomo Bakelite Co. Ltd.	3,800	148,310
Sumitomo Chemical Co. Ltd.	158,000	708,717
Sumitomo Corp.	109,613	1,711,230
Sumitomo Dainippon Pharma Co. Ltd.	15,798	259,343
Sumitomo Electric Industries Ltd.	73,897	936,997
Sumitomo Forestry Co. Ltd.	17,200	228,432
Sumitomo Heavy Industries Ltd.	10,441	309,005
Sumitomo Metal Mining Co. Ltd.	24,941	772,046
Sumitomo Mitsui Construction Co. Ltd.	15,803	82,870
Sumitomo Mitsui Financial Group, Inc.	127,834	4,368,524
Sumitomo Mitsui Trust Holdings, Inc.	36,913	1,330,063
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	188,208
Sumitomo Realty & Development Co. Ltd.	40,443	1,538,424
Sumitomo Rubber Industries Ltd.	16,520	195,872
Sumitomo Warehouse Co. Ltd. (The)	7,314	96,122
Sundrug Co. Ltd.	9,200	289,295
Suntory Beverage & Food Ltd.	12,637	539,958
Sushiro Global Holdings Ltd.	3,262	219,327
Suzuken Co. Ltd.	8,676	465,395
Suzuki Motor Corp.(x)	35,053	1,487,058
Sysmex Corp.	14,993	1,002,815
T Hasegawa Co. Ltd.	3,525	65,039
T RAD Co. Ltd.	1,720	28,013
T&D Holdings, Inc.	62,298	659,711
Tadano Ltd.(x)	8,952	85,194
Taihei Dengyo Kaisha Ltd.	4,300	94,888
Taiheiyo Cement Corp.	12,822	342,829
Taisei Corp.	20,990	812,422
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	313,419
Taiyo Nippon Sanso Corp.	18,000	363,413
Taiyo Yuden Co. Ltd.(x)	10,000	243,145
Takamatsu Construction Group Co. Ltd.	3,899	89,393
Takara Bio, Inc.	4,815	98,014
Takara Holdings, Inc.	18,000	177,961
Takara Standard Co. Ltd.	5,000	82,358
Takasago Thermal Engineering Co. Ltd.	5,947	98,232
Takashimaya Co. Ltd.	16,500	192,125
Takeda Pharmaceutical Co. Ltd.	158,505	5,409,327
Takeuchi Manufacturing Co. Ltd.	4,365	67,700
Takuma Co. Ltd.	7,574	85,809
Tamron Co. Ltd.	2,969	63,650
TDK Corp.	9,557	854,716
TechnoPro Holdings, Inc.	3,425	202,728
Teijin Ltd.	14,506	278,515
Terumo Corp.	51,616	1,661,259
T-Gaia Corp.	4,174	84,117
THK Co. Ltd.	12,731	333,567
TIS, Inc.	6,287	362,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TKC Corp.	1,285	$55,619
Toagosei Co. Ltd.	17,000	191,186
Tobishima Corp.	6,530	69,996
Tobu Railway Co. Ltd.	21,356	691,292
TOC Co. Ltd.	12,430	94,842
Toda Corp.	32,000	183,787
Toei Co. Ltd.	540	76,511
Toho Bank Ltd. (The)	26,176	61,491
Toho Co. Ltd.	12,809	560,931
Toho Gas Co. Ltd.	10,000	381,965
Toho Holdings Co. Ltd.	5,618	129,948
Tohoku Electric Power Co., Inc.	41,248	402,085
Tokai Carbon Co. Ltd.(x)	15,000	150,798
Tokai Rika Co. Ltd.	5,427	91,650
Tokai Tokyo Financial Holdings, Inc.(x)	34,000	93,706
Token Corp.	853	52,304
Tokio Marine Holdings, Inc.	64,442	3,444,257
Tokuyama Corp.	7,400	169,524
Tokyo Broadcasting System Holdings, Inc.	11,930	192,866
Tokyo Century Corp.	4,800	221,743
Tokyo Dome Corp.(x)	10,261	98,695
Tokyo Electric Power Co. Holdings, Inc.*	150,762	737,601
Tokyo Electron Ltd.	12,163	2,313,360
Tokyo Gas Co. Ltd.	35,826	902,732
Tokyo Kiraboshi Financial Group, Inc.	2,264	29,314
Tokyo Ohka Kogyo Co. Ltd.	2,294	85,077
Tokyo Seimitsu Co. Ltd.	3,298	96,843
Tokyo Tatemono Co. Ltd.	19,659	275,999
Tokyotokeiba Co. Ltd.	2,059	62,651
Tokyu Construction Co. Ltd.	9,825	75,056
Tokyu Corp.	50,395	945,212
Tokyu Fudosan Holdings Corp.	57,534	366,621
Tomy Co. Ltd.	9,500	108,509
Topcon Corp.	10,341	137,051
Toppan Forms Co. Ltd.	7,000	66,164
Toppan Printing Co. Ltd.	25,746	455,273
Topre Corp.	2,571	40,518
Toray Industries, Inc.	149,915	1,112,109
Toshiba Plant Systems & Services Corp.	5,113	85,213
Toshiba TEC Corp.	3,400	100,310
Tosho Co. Ltd.	2,808	61,808
Tosoh Corp.	31,500	416,018
TOTO Ltd.(x)	16,000	598,566
Towa Pharmaceutical Co. Ltd.	3,933	91,082
Toyo Engineering Corp.(x)*	6,979	39,954
Toyo Ink SC Holdings Co. Ltd.	2,400	54,381
Toyo Seikan Group Holdings Ltd.	12,145	188,255
Toyo Suisan Kaisha Ltd.	9,479	379,598
Toyo Tire Corp.(x)	11,244	142,051
Toyobo Co. Ltd.	12,100	158,573
Toyoda Gosei Co. Ltd.	9,300	186,043
Toyota Boshoku Corp.	5,878	82,142
Toyota Industries Corp.	14,787	847,902
Toyota Motor Corp.	203,610	13,588,437
Toyota Tsusho Corp.	21,814	703,092
TPR Co. Ltd.	4,102	65,291
Transcosmos, Inc.	4,218	101,622
Trend Micro, Inc.	8,078	384,008
Trusco Nakayama Corp.	4,185	97,615
TS Tech Co. Ltd.	5,200	157,743
TSI Holdings Co. Ltd.	14,450	80,051
Tsubakimoto Chain Co.	2,593	82,856
Tsumura & Co.	5,969	159,541
Tsuruha Holdings, Inc.	3,954	430,415
Tsutsumi Jewelry Co. Ltd.	5,505	106,001
TV Asahi Holdings Corp.	4,061	63,661
UACJ Corp.(x)	3,496	58,652
Ube Industries Ltd.	10,241	206,383
Ulvac, Inc.	4,000	160,555
Unicharm Corp.	35,699	1,129,161
Uniden Holdings Corp.	4,364	75,192
United Arrows Ltd.	2,708	79,142
United Super Markets Holdings, Inc.(x)	5,338	47,493
Unizo Holdings Co. Ltd.	2,718	121,037
Ushio, Inc.	11,665	164,632
USS Co. Ltd.	23,835	462,261
V Technology Co. Ltd.(x)	1,336	64,869
Valor Holdings Co. Ltd.	4,443	74,786
Wacoal Holdings Corp.	5,909	151,762
Wacom Co. Ltd	21,153	68,668
Wakita & Co. Ltd.	9,405	92,376
Welcia Holdings Co. Ltd.	6,180	310,929
West Japan Railway Co.	16,868	1,424,478
Xebio Holdings Co. Ltd.	5,148	56,039
Yakult Honsha Co. Ltd.	14,453	807,363
Yamada Denki Co. Ltd.	66,870	323,450
Yamagata Bank Ltd. (The)	4,200	56,673
Yamaguchi Financial Group, Inc.(x)	23,000	157,836
Yamaha Corp.	12,614	565,807
Yamaha Motor Co. Ltd.	28,700	519,719
Yamato Holdings Co. Ltd.	32,758	492,620
Yamato Kogyo Co. Ltd.	4,300	106,580
Yamazaki Baking Co. Ltd.	13,933	248,442
Yamazen Corp.	9,283	80,703
Yaskawa Electric Corp.(x)	23,533	862,967
Yodogawa Steel Works Ltd.	4,000	74,506
Yokogawa Electric Corp.	18,255	333,782
Yokohama Rubber Co. Ltd. (The)	14,820	296,194
Yoshinoya Holdings Co. Ltd.	6,683	151,121
Z Holdings Corp.	135,985	382,330
Zenkoku Hosho Co. Ltd.	5,062	196,862
Zenrin Co. Ltd.	3,696	62,520
Zensho Holdings Co. Ltd.(x)	9,793	211,031
Zeon Corp.	22,000	267,968
Zeria Pharmaceutical Co. Ltd.(x)	4,602	80,782
ZOZO, Inc.(x)	20,007	461,109

		381,636,647

Jordan (0.1%)
Hikma Pharmaceuticals plc	23,595	638,247

Mexico (0.0%)
Fresnillo plc(x)	30,732	258,309

Netherlands (5.6%)
ASML Holding NV	94,460	23,396,904
ING Groep NV	864,660	9,051,157
Koninklijke Ahold Delhaize NV	244,690	6,122,095
Koninklijke Philips NV	200,892	9,305,895
Royal Dutch Shell plc, Class A	721,172	21,139,333
Royal Dutch Shell plc, Class B	629,708	18,551,209

		87,566,593

New Zealand (0.1%)
a2 Milk Co. Ltd.(x)*	93,921	770,846
Chorus Ltd.	29,320	91,626
Fisher & Paykel Healthcare Corp. Ltd.	18,292	198,156
Fletcher Building Ltd.	44,008	141,090
SKYCITY Entertainment Group Ltd.	36,652	91,532
Spark New Zealand Ltd.	27,674	76,395
Xero Ltd.*	13,779	579,306

		1,948,951

Russia (0.1%)
Evraz plc	91,830	527,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Polymetal International plc	52,061	$729,732

		1,257,697

South Africa (0.3%)
Anglo American plc	210,193	4,835,982

Spain (3.7%)
Amadeus IT Group SA	95,705	6,855,494
Banco Bilbao Vizcaya Argentaria SA	1,479,695	7,709,960
Banco Santander SA	3,603,117	14,674,047
Iberdrola SA	1,290,836	13,416,644
Industria de Diseno Textil SA	246,634	7,634,452
Telefonica SA	1,033,988	7,890,093

		58,180,690

Switzerland (0.4%)
Coca-Cola HBC AG*	32,640	1,066,321
Glencore plc*	1,848,063	5,561,419

		6,627,740

United Arab Emirates (0.0%)
NMC Health plc(x)	14,509	483,452

United Kingdom (22.0%)
3i Group plc	159,982	2,294,574
Admiral Group plc	34,555	899,877
Ashtead Group plc	77,295	2,151,662
Associated British Foods plc	58,400	1,653,686
AstraZeneca plc	220,513	19,686,876
Auto Trader Group plc(m)	152,628	957,085
AVEVA Group plc	10,709	487,188
Aviva plc	656,042	3,220,899
BAE Systems plc	537,769	3,768,919
Barclays plc	2,887,495	5,339,680
Barratt Developments plc	169,353	1,349,317
Berkeley Group Holdings plc	19,660	1,010,188
BP plc	3,346,659	21,224,574
British American Tobacco plc	383,457	14,179,747
British Land Co. plc (The) (REIT)	156,193	1,123,091
BT Group plc	1,467,299	3,221,793
Bunzl plc	56,495	1,476,098
Burberry Group plc	68,538	1,832,049
Centrica plc	977,011	885,827
Compass Group plc	266,201	6,850,544
Croda International plc	20,861	1,246,573
CYBG plc (CHDI)	110,707	155,421
DCC plc	16,521	1,441,439
Diageo plc	392,418	16,081,643
DS Smith plc	214,032	948,440
Experian plc	152,449	4,871,661
GlaxoSmithKline plc	823,408	17,662,701
Halma plc	63,640	1,542,279
Hargreaves Lansdown plc	45,334	1,158,843
Hiscox Ltd.	46,794	955,090
HSBC Holdings plc	3,401,825	26,125,230
Imperial Brands plc	160,030	3,597,256
Informa plc	209,383	2,193,447
InterContinental Hotels Group plc	30,558	1,906,809
International Consolidated Airlines Group SA	266,477	1,556,322
Intertek Group plc	27,106	1,825,718
ITV plc	625,869	968,847
J Sainsbury plc	272,852	737,396
Janus Henderson Group plc (CHDI)	5,783	127,441
JD Sports Fashion plc	60,567	559,569
Johnson Matthey plc	31,905	1,199,224
Just Eat plc*	96,781	795,138
Kingfisher plc	354,657	901,790
Land Securities Group plc (REIT)	119,704	1,260,467
Legal & General Group plc	994,534	3,037,508
Linde plc	122,500	23,766,359
Lloyds Banking Group plc	11,865,883	7,895,943
London Stock Exchange Group plc	52,619	4,728,107
Meggitt plc	130,189	1,016,469
Melrose Industries plc	808,247	2,003,461
Mondi plc	81,395	1,559,234
National Grid plc	584,364	6,336,493
Next plc	21,424	1,629,509
Ocado Group plc*	76,007	1,235,935
Pearson plc(x)	130,946	1,188,214
Persimmon plc	53,240	1,420,509
Phoenix Group Holdings plc	88,360	751,049
Prudential plc	436,655	7,919,115
Reckitt Benckiser Group plc	105,652	8,241,136
RELX plc	315,770	7,503,028
Rentokil Initial plc	310,897	1,788,228
Rightmove plc	148,383	1,004,538
Rolls-Royce Holdings plc*	285,514	2,781,750
Royal Bank of Scotland Group plc	763,070	1,947,771
RSA Insurance Group plc	172,971	1,136,118
Sage Group plc (The)	182,581	1,552,141
Schroders plc	18,759	709,253
Segro plc (REIT)	183,117	1,825,528
Severn Trent plc	39,908	1,062,341
Smith & Nephew plc	147,023	3,541,326
Smiths Group plc	66,543	1,284,542
Spirax-Sarco Engineering plc	12,339	1,190,198
SSE plc	171,879	2,632,163
St James’s Place plc	87,895	1,058,450
Standard Chartered plc	442,231	3,720,304
Standard Life Aberdeen plc	398,886	1,401,707
Taylor Wimpey plc	546,830	1,085,853
Tesco plc	1,625,120	4,815,581
Unilever NV	323,051	19,418,835
Unilever plc	183,003	11,003,054
United Utilities Group plc	114,613	1,163,737
Vodafone Group plc	4,509,732	8,982,804
Whitbread plc	22,425	1,183,970
Wm Morrison Supermarkets plc	370,694	912,941
WPP plc	205,367	2,570,541

		343,438,161

United States (0.5%)
Amcor plc	132,689	1,276,208
Carnival plc	26,376	1,092,911
Ferguson plc	38,588	2,820,183
James Hardie Industries plc (CHDI)	57,268	960,914
News Corp. (CHDI), Class B	8,094	115,161
Reliance Worldwide Corp. Ltd.(x)	102,396	278,522
ResMed, Inc. (CHDI)(x)	51,044	683,186
Sims Metal Management Ltd.(x)	20,993	147,360

		7,374,445

Total Common Stocks (98.4%) (Cost $1,362,148,362)		1,539,112,535

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,152,222)	248,428	1,537,964

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19(x)* (Cost $—)	4,735	5,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%- 2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $2,000,786, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%- 2.500%, maturing 2/15/22-2/15/45; total market value $2,222,815.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,277,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,322,778.(xx)	2,277,233	2,277,233
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $3,001,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $8,000,438, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%- 3.125%, maturing 6/15/20-2/15/29; total market value $8,888,495.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		17,177,233

Total Short-Term Investments (1.1%) (Cost $17,177,233)		17,177,233

Total Investments in Securities (99.6%) (Cost $1,380,477,817)		1,557,833,469
Other Assets Less Liabilities (0.4%)		6,149,783

Net Assets (100%)		$1,563,983,252

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $1,213,650 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $23,551,957. This was collateralized by $7,817,209 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 10/3/19 – 8/15/48 and by cash of $17,177,233 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$270,847,027	17.3%
Industrials	215,383,947	13.8
Consumer Discretionary	186,831,635	11.9
Consumer Staples	176,981,351	11.3
Materials	148,661,507	9.5
Health Care	140,390,314	9.0
Information Technology	115,687,113	7.4
Energy	111,834,824	7.1
Communication Services	90,427,332	5.8
Utilities	54,332,655	3.5
Real Estate	27,740,567	1.8
Repurchase Agreements	17,177,233	1.1
Closed End Fund	1,537,964	0.1
Cash and Other	6,149,783	0.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	151	12/2019	EUR	5,850,906	80,947
FTSE 100 Index	49	12/2019	GBP	4,448,407	53,566
SPI 200 Index	13	12/2019	AUD	1,465,755	4,033
TOPIX Index	25	12/2019	JPY	3,671,676	(50,320)

					88,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$1,537,964	$—		$1,537,964
Common Stocks
Australia	—	166,412,339	—	(b)	166,412,339
Belgium	—	17,794,085	—		17,794,085
Chile	—	642,693	—		642,693
Finland	—	6,338,872	—		6,338,872
France	—	239,072,011	—		239,072,011
Germany	—	171,442,265	—		171,442,265
Ireland	—	13,079,586	—		13,079,586
Italy	—	30,083,770	—		30,083,770
Japan	—	381,636,647	—		381,636,647
Jordan	—	638,247	—		638,247
Mexico	—	258,309	—		258,309
Netherlands	—	87,566,593	—		87,566,593
New Zealand	—	1,948,951	—		1,948,951
Russia	—	1,257,697	—		1,257,697
South Africa	—	4,835,982	—		4,835,982
Spain	—	58,180,690	—		58,180,690
Switzerland	—	6,627,740	—		6,627,740
United Arab Emirates	—	483,452	—		483,452
United Kingdom	—	343,438,161	—		343,438,161
United States	—	7,374,445	—		7,374,445
Futures	138,546	—	—		138,546
Rights
Australia	—	5,737	—		5,737
Short-Term Investments
Repurchase Agreements	—	17,177,233	—		17,177,233

Total Assets	$138,546	$1,557,833,469	$—		$1,557,972,015

Liabilities:
Futures	$(50,320)	$—	$—		$(50,320)

Total Liabilities	$(50,320)	$—	$—		$(50,320)

Total	$88,226	$1,557,833,469	$—		$1,557,921,695

(a)	A security with a market value of $41,965 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(b)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,517,688
Aggregate gross unrealized depreciation	(243,514,455)

Net unrealized appreciation	$166,003,233

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,391,918,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Abacus Property Group (REIT)	15,309	$40,505
Adelaide Brighton Ltd.	11,541	23,758
Afterpay Touch Group Ltd.(x)*	7,974	193,054
AGL Energy Ltd.	32,873	425,115
ALS Ltd.	27,092	146,652
Altium Ltd.	5,568	125,333
Alumina Ltd.	108,299	173,238
AMP Ltd.	1,937,473	2,386,548
Ansell Ltd.	7,597	140,547
APA Group	59,733	462,030
Appen Ltd.	4,221	60,284
ARB Corp. Ltd.(x)	3,357	43,164
Aristocrat Leisure Ltd.	32,241	665,888
ASX Ltd.	8,996	492,245
Atlas Arteria Ltd.	34,650	182,419
Aurizon Holdings Ltd.	101,568	404,465
AusNet Services	68,113	83,441
Australia & New Zealand Banking Group Ltd.	141,987	2,733,189
Aveo Group(x)	16,815	24,174
Bank of Queensland Ltd.(x)	18,871	126,351
Bapcor Ltd.	12,735	63,263
Beach Energy Ltd.	90,220	154,062
Bega Cheese Ltd.(x)	10,108	30,905
Bendigo & Adelaide Bank Ltd.	19,828	153,770
BHP Group Ltd.	145,913	3,616,332
BHP Group plc	134,770	2,870,699
Bingo Industries Ltd.(m)(x)	20,588	30,710
Blackmores Ltd.(x)	597	34,512
BlueScope Steel Ltd.	26,060	211,246
Boral Ltd.	57,887	188,712
Brambles Ltd.	253,388	1,949,676
Bravura Solutions Ltd.	12,127	33,886
Breville Group Ltd.	5,221	56,735
BWP Trust (REIT)	26,350	70,250
Caltex Australia Ltd.	13,528	240,321
carsales.com Ltd.	14,419	148,804
Challenger Ltd.	30,824	153,330
Charter Hall Group (REIT)	23,922	188,103
Charter Hall Long Wale REIT (REIT)	14,749	57,041
Charter Hall Retail REIT (REIT)	14,347	41,155
CIMIC Group Ltd.	4,243	90,067
Cleanaway Waste Management Ltd.	93,443	122,985
Coca-Cola Amatil Ltd.	20,368	146,410
Cochlear Ltd.	2,789	391,829
Coles Group Ltd.	54,965	571,319
Commonwealth Bank of Australia	86,220	4,703,836
Computershare Ltd.	23,360	254,634
Corporate Travel Management Ltd.(x)	3,875	49,379
Costa Group Holdings Ltd.	15,146	38,335
Credit Corp. Group Ltd.	2,888	58,751
Cromwell Property Group (REIT)(x)	78,193	67,026
Crown Resorts Ltd.	19,246	156,531
CSL Ltd.	22,335	3,522,879
CSR Ltd.	28,276	81,492
Dexus (REIT)	55,020	443,029
Domain Holdings Australia Ltd.	15,333	35,083
Domino’s Pizza Enterprises Ltd.	3,712	116,376
Downer EDI Ltd.	28,286	148,915
Estia Health Ltd.	7,359	12,715
Evolution Mining Ltd.	75,322	230,299
Flight Centre Travel Group Ltd.	3,640	116,945
Fortescue Metals Group Ltd.	81,856	486,189
G8 Education Ltd.	27,893	48,760
Goodman Group (REIT)	85,047	813,967
GPT Group (The) (REIT)	90,714	377,161
GrainCorp Ltd., Class A	7,979	42,599
Growthpoint Properties Australia Ltd. (REIT)	12,613	36,777
GUD Holdings Ltd.	4,390	29,808
GWA Group Ltd.(x)	18,054	41,309
Harvey Norman Holdings Ltd.(x)	29,571	90,414
Healius Ltd.	32,938	71,585
IDP Education Ltd.	5,944	62,465
Iluka Resources Ltd.	22,492	121,296
Incitec Pivot Ltd.	74,570	170,622
Independence Group NL	24,767	107,654
Inghams Group Ltd.(x)	11,559	24,576
Insurance Australia Group Ltd.	115,889	617,932
InvoCare Ltd.(x)	6,750	63,190
IOOF Holdings Ltd.(x)	16,411	70,779
IPH Ltd.	8,971	52,739
IRESS Ltd.	6,640	51,898
JB Hi-Fi Ltd.	5,712	131,081
Lendlease Group	27,117	321,394
Link Administration Holdings Ltd.	24,953	96,000
Lynas Corp. Ltd.*	28,724	52,539
Macquarie Group Ltd.	16,100	1,424,406
Magellan Financial Group Ltd.	6,478	224,912
Mayne Pharma Group Ltd.*	66,947	23,497
McMillan Shakespeare Ltd.	2,381	26,259
Medibank Pvt Ltd.	140,926	323,401
Metcash Ltd.	45,279	91,378
Mineral Resources Ltd.(x)	9,297	83,960
Mirvac Group (REIT)	203,276	419,835
Monadelphous Group Ltd.	4,750	50,495
Nanosonics Ltd.*	15,681	66,784
National Australia Bank Ltd.	134,301	2,692,200
National Storage REIT (REIT)	30,761	37,268
New Hope Corp. Ltd.	15,379	22,836
Newcrest Mining Ltd.	38,098	893,570
NEXTDC Ltd.(x)*	16,297	67,758
nib holdings Ltd.	21,604	106,446
Nine Entertainment Co. Holdings Ltd.(x)	98,743	130,294
Northern Star Resources Ltd.	31,852	237,344
Nufarm Ltd.(x)	16,854	64,158
Oil Search Ltd.	61,664	304,659
Orica Ltd.	220,098	3,348,433
Origin Energy Ltd.	81,694	439,461
Orora Ltd.	55,746	108,738
OZ Minerals Ltd.	18,845	122,234
Pendal Group Ltd.	11,799	58,852
Perpetual Ltd.(x)	2,833	71,590
Pilbara Minerals Ltd.(x)*	69,408	14,991
Platinum Asset Management Ltd.(x)	15,920	45,560
Premier Investments Ltd.	5,965	77,945
Pro Medicus Ltd.	2,640	49,572
Qantas Airways Ltd.	72,183	306,448
QBE Insurance Group Ltd.	64,808	549,402
Qube Holdings Ltd.	69,308	149,694
Ramsay Health Care Ltd.	6,927	303,292
REA Group Ltd.	2,619	191,300
Regis Resources Ltd.	18,018	59,590
Resolute Mining Ltd.(x)*	45,809	43,905
Rio Tinto Ltd.	18,632	1,165,387
Rio Tinto plc	71,097	3,679,395
Sandfire Resources NL(x)	5,890	26,079
Santos Ltd.	89,919	469,140
Saracen Mineral Holdings Ltd.(x)*	35,328	82,264
Scentre Group (REIT)	256,450	680,247
SEEK Ltd.	18,487	267,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Group Holdings Ltd.(x)	6,490	$76,307
Shopping Centres Australasia Property Group (REIT)	41,915	73,838
SmartGroup Corp. Ltd.	4,569	37,654
Sonic Healthcare Ltd.	21,628	409,469
South32 Ltd.	243,552	430,690
Southern Cross Media Group Ltd.	37,539	31,291
Spark Infrastructure Group	92,555	134,935
St Barbara Ltd.	32,243	63,111
Star Entertainment Grp Ltd. (The)	38,212	112,450
Steadfast Group Ltd.	38,427	92,074
Stockland (REIT)	118,955	365,313
Suncorp Group Ltd.	62,858	579,112
Super Retail Group Ltd.	5,904	39,530
Sydney Airport	113,456	614,914
Tabcorp Holdings Ltd.	93,420	305,811
Technology One Ltd.	11,605	56,239
Telstra Corp. Ltd.	569,285	1,348,679
TPG Telecom Ltd.	22,358	104,728
Transurban Group	130,772	1,296,606
Treasury Wine Estates Ltd.	33,400	418,630
Vicinity Centres (REIT)	149,346	259,059
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)(x)	50,797	66,857
Viva Energy REIT (REIT)	20,655	39,732
Vocus Group Ltd.*	29,370	68,985
Washington H Soul Pattinson & Co. Ltd.(x)	5,554	78,835
Webjet Ltd.	6,119	45,059
Wesfarmers Ltd.	55,482	1,490,413
Western Areas Ltd.	12,682	26,535
Westpac Banking Corp.	168,445	3,369,829
Whitehaven Coal Ltd.(x)	29,544	62,016
WiseTech Global Ltd.(x)	7,843	183,848
Woodside Petroleum Ltd.	46,088	1,007,248
Woolworths Group Ltd.	64,445	1,621,574
WorleyParsons Ltd.(x)	14,804	129,995

		69,211,724

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	71,618	6,824,009

Canada (0.5%)
Cenovus Energy, Inc.	433,117	4,063,588
Open Text Corp.	25,600	1,044,212

		5,107,800

Chile (0.0%)
Antofagasta plc	21,789	240,848

China (0.6%)
Baidu, Inc. (ADR)*	35,125	3,609,445
Prosus NV*	29,620	2,174,349

		5,783,794

Finland (0.5%)
Nokia OYJ	479,210	2,428,764
UPM-Kymmene OYJ	72,900	2,154,884

		4,583,648

France (12.7%)
Accor SA	126,600	5,278,028
Air Liquide SA	36,192	5,151,839
Airbus SE	48,755	6,334,349
AXA SA‡	172,791	4,412,655
BNP Paribas SA	333,310	16,228,219
Bureau Veritas SA	108,087	2,603,588
Danone SA	54,531	4,803,623
Engie SA	156,958	2,562,724
EssilorLuxottica SA	42,066	6,063,641
Kering SA	6,355	3,238,547
L’Oreal SA	20,908	5,854,410
LVMH Moet Hennessy Louis Vuitton SE	22,774	9,051,532
Orange SA	171,636	2,692,940
Publicis Groupe SA	118,341	5,819,838
Safran SA	30,676	4,829,730
Sanofi	95,759	8,877,927
Schneider Electric SE	46,482	4,078,376
Societe Generale SA	68,206	1,868,936
TOTAL SA	225,619	11,775,564
Unibail-Rodamco-Westfield (CHDI) (REIT)	17,085	122,811
Valeo SA	154,800	5,019,547
Vinci SA	46,974	5,059,516
Vivendi SA	82,141	2,254,355

		123,982,695

Germany (11.8%)
adidas AG	15,645	4,870,980
Allianz SE (Registered)	61,836	14,413,094
BASF SE	77,921	5,445,711
Bayer AG (Registered)	192,376	13,564,213
Bayerische Motoren Werke AG	155,620	10,955,628
Continental AG	75,555	9,692,733
Daimler AG (Registered)	276,905	13,768,691
Deutsche Boerse AG	16,139	2,522,507
Deutsche Post AG (Registered)	83,721	2,796,408
Deutsche Telekom AG (Registered)	273,288	4,585,415
Fresenius SE & Co. KGaA	34,435	1,609,953
Henkel AG & Co. KGaA	2,200	201,423
Henkel AG & Co. KGaA (Preference)(q)	7,200	712,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,157	3,145,674
SAP SE	92,251	10,847,224
Siemens AG (Registered)	68,232	7,306,800
thyssenkrupp AG	422,700	5,853,471
TUI AG	24,849	288,971
Volkswagen AG (Preference)(q)	15,477	2,632,600

		115,214,062

India (0.2%)
Axis Bank Ltd.	142,900	1,381,235

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	3,990,700	1,960,911

Ireland (1.3%)
CRH plc (Irish Stock Exchange)	67,582	2,326,951
CRH plc (London Stock Exchange)	55,845	1,914,358
Flutter Entertainment plc	4,967	464,756
Ryanair Holdings plc (ADR)*	108,200	7,182,316
Smurfit Kappa Group plc	14,294	427,780

		12,316,161

Italy (2.3%)
Enel SpA	662,028	4,943,527
Eni SpA	215,139	3,290,843
Intesa Sanpaolo SpA	6,099,650	14,463,406

		22,697,776

Japan (16.6%)
77 Bank Ltd. (The)	200	2,965
A&A Material Corp.	200	1,898
A&D Co. Ltd.	1,200	7,991
ABC-Mart, Inc.	500	31,769
Achilles Corp.	1,000	15,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co. Ltd.	14,000	$54,899
Adastria Co. Ltd.	2,060	46,277
ADEKA Corp.	5,100	63,205
Advan Co. Ltd.	1,400	14,903
Advanex, Inc.	200	3,035
Advantest Corp.	5,600	247,306
Aeon Co. Ltd.	26,999	494,534
Aeon Delight Co. Ltd.	1,400	43,894
Aeon Fantasy Co. Ltd.	400	10,965
AEON Financial Service Co. Ltd.	4,900	73,687
Aeon Hokkaido Corp.	900	6,251
Aeon Mall Co. Ltd.	3,160	49,829
AGC, Inc.	4,800	148,717
AGORA Hospitality Group Co. Ltd.*	5,000	1,572
Ai Holdings Corp.	2,100	35,834
Aica Kogyo Co. Ltd.	2,100	61,762
Aichi Bank Ltd. (The)	400	12,541
Aichi Corp.	2,100	13,401
Aichi Steel Corp.	600	17,036
Aichi Tokei Denki Co. Ltd.	100	3,699
Aida Engineering Ltd.	3,300	26,644
Aiful Corp.*	20,300	47,312
Aigan Co. Ltd.	900	2,023
Ain Holdings, Inc.	1,000	58,173
Aiphone Co. Ltd.	800	11,786
Air Water, Inc.(x)	6,000	107,209
Airport Facilities Co. Ltd.	1,200	5,882
Airtech Japan Ltd.	300	1,665
Aisan Industry Co. Ltd.	1,500	12,721
Aisin Seiki Co. Ltd.	4,748	149,082
Ajinomoto Co., Inc.	14,000	264,139
Akebono Brake Industry Co. Ltd.(x)*	5,700	10,543
Akita Bank Ltd. (The)(x)	800	15,145
Alconix Corp.	800	9,300
Alfresa Holdings Corp.	8,000	178,534
Alleanza Holdings Co. Ltd.	111	782
Alpen Co. Ltd.	700	11,019
Alpha Corp.	300	3,346
Alpha Systems, Inc.	360	9,036
Alps Alpine Co. Ltd.	8,832	164,755
Altech Co. Ltd.	500	934
Altech Corp.	1,100	15,606
Amada Holdings Co. Ltd.	13,000	139,949
Amano Corp.	3,400	103,454
Amuse, Inc.	600	15,021
ANA Holdings, Inc.(x)	11,300	379,785
Anest Iwata Corp.	2,000	17,535
Anritsu Corp.(x)	5,000	97,988
AOI TYO Holdings, Inc.	500	2,890
AOKI Holdings, Inc.	2,200	21,140
Aomori Bank Ltd. (The)	900	21,891
Aoyama Trading Co. Ltd.	1,600	27,849
Aozora Bank Ltd.	3,800	94,960
Arakawa Chemical Industries Ltd.	1,000	13,568
Araya Industrial Co. Ltd.	200	2,714
Arcland Sakamoto Co. Ltd.	1,400	16,224
Arcs Co. Ltd.	1,500	31,339
Argo Graphics, Inc.	800	19,244
Ariake Japan Co. Ltd.	600	46,724
Arisawa Manufacturing Co. Ltd.	2,000	18,793
Arrk Corp.*	4,200	3,651
As One Corp.	800	66,220
Asahi Co. Ltd.	500	5,498
Asahi Diamond Industrial Co. Ltd.	4,000	22,788
Asahi Group Holdings Ltd.	14,100	697,665
Asahi Intecc Co. Ltd.	4,800	125,943
Asahi Kasei Corp.	46,200	454,629
Asahi Kogyosha Co. Ltd.	200	5,642
Asahi Net, Inc.	1,000	6,243
ASAHI YUKIZAI Corp.	800	9,567
Asanuma Corp.	400	14,206
Ashimori Industry Co. Ltd.	300	3,859
Asics Corp.	7,500	127,977
ASKA Pharmaceutical Co. Ltd.	1,000	10,025
ASKUL Corp.	900	24,297
Astellas Pharma, Inc.	61,000	867,963
Atsugi Co. Ltd.	1,100	8,485
Autobacs Seven Co. Ltd.	100	1,635
Avex, Inc.	2,300	26,930
Awa Bank Ltd. (The)	2,000	45,077
Axell Corp.*	400	2,234
Axial Retailing, Inc.	700	25,443
Azbil Corp.	4,600	122,908
Azuma Shipping Co. Ltd.	600	1,581
Bandai Namco Holdings, Inc.	7,300	454,372
Bando Chemical Industries Ltd.	2,000	15,242
Bank of Iwate Ltd. (The)(x)	800	19,252
Bank of Kyoto Ltd. (The)	3,200	125,040
Bank of Nagoya Ltd. (The)	1,099	32,271
Bank of Okinawa Ltd. (The)	1,080	33,811
Bank of Saga Ltd. (The)	700	9,523
Bank of the Ryukyus Ltd.	2,500	25,711
Belc Co. Ltd.	600	29,299
Belluna Co. Ltd.	3,000	19,034
Benesse Holdings, Inc.	2,400	62,283
Bic Camera, Inc.	3,000	31,547
BML, Inc.	1,400	37,627
Bookoff Group Holdings Ltd.	700	7,594
BP Castrol KK	500	6,603
Bridgestone Corp.	20,500	793,267
Brother Industries Ltd.	9,700	175,475
Bunka Shutter Co. Ltd.	3,000	25,637
CAC Holdings Corp.	700	8,403
Calbee, Inc.	3,500	108,763
Can Do Co. Ltd.	1,000	15,010
Canare Electric Co. Ltd.	100	1,774
Canon Electronics, Inc.	1,100	18,648
Canon Marketing Japan, Inc.	2,300	48,797
Canon, Inc.	38,100	1,015,706
Capcom Co. Ltd.	2,700	71,492
Carlit Holdings Co. Ltd.	1,000	5,262
Casio Computer Co. Ltd.(x)	5,700	88,301
Cawachi Ltd.	800	15,419
Central Glass Co. Ltd.(x)	2,400	50,275
Central Japan Railway Co.	6,200	1,274,118
Central Security Patrols Co. Ltd.	500	25,434
Central Sports Co. Ltd.	400	11,672
Chiba Bank Ltd. (The)(x)	25,000	128,555
Chiba Kogyo Bank Ltd. (The)	2,300	6,148
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,569
Chino Corp.	400	5,057
Chiyoda Co. Ltd.	1,600	25,023
Chiyoda Integre Co. Ltd.	400	7,909
Chofu Seisakusho Co. Ltd.	1,200	26,536
Chori Co. Ltd.	800	12,615
Chubu Electric Power Co., Inc.	21,600	312,638
Chubu Shiryo Co. Ltd.	1,200	12,963
Chudenko Corp.	2,000	43,246
Chuetsu Pulp & Paper Co. Ltd.	400	5,527
Chugai Pharmaceutical Co. Ltd.	6,800	528,277
Chugai Ro Co. Ltd.	400	5,523
Chugoku Bank Ltd. (The)(x)	4,800	45,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chugoku Electric Power Co., Inc. (The)(x)	7,000	$89,924
Chugoku Marine Paints Ltd.	3,000	24,499
Chugokukogyo Co. Ltd.	100	446
Chukyo Bank Ltd. (The)	500	9,734
Chuo Spring Co. Ltd.	100	2,578
CI Takiron Corp.	3,000	17,369
Citizen Watch Co. Ltd.(x)	100	488
CKD Corp.(x)	3,400	40,375
Cleanup Corp.	1,200	5,982
CMIC Holdings Co. Ltd.	400	6,348
CMK Corp.(x)	2,400	12,807
Coca-Cola Bottlers Japan, Inc.	4,373	98,036
cocokara fine, Inc.	1,100	59,209
COLOPL, Inc.(x)	1,700	28,033
Colowide Co. Ltd.(x)	2,100	38,786
Computer Engineering & Consulting Ltd.	1,600	29,862
Computer Institute of Japan Ltd.	1,200	9,223
COMSYS Holdings Corp.(x)	3,814	107,938
Concordia Financial Group Ltd.	42,446	162,522
CONEXIO Corp.	1,000	12,569
Core Corp.	400	5,150
Corona Corp.	500	4,897
Cosel Co. Ltd.	1,800	17,064
Cosmo Energy Holdings Co. Ltd.	1,500	30,867
Cosmos Pharmaceutical Corp.	500	97,803
Create Medic Co. Ltd.	300	2,697
Create SD Holdings Co. Ltd.	1,500	34,960
Credit Saison Co. Ltd.	7,300	97,828
Cresco Ltd.	300	9,517
CTI Engineering Co. Ltd.	700	10,611
CyberAgent, Inc.	4,600	176,555
Cybernet Systems Co. Ltd.	1,000	6,197
Cybozu, Inc.	2,000	18,756
Dai Nippon Printing Co. Ltd.	9,100	234,896
Dai Nippon Toryo Co. Ltd.	1,400	13,699
Daibiru Corp.	3,600	36,824
Daicel Corp.	5,200	43,908
Dai-Dan Co. Ltd.	500	10,021
Daido Kogyo Co. Ltd.	400	2,963
Daido Metal Co. Ltd.	1,000	5,901
Daido Steel Co. Ltd.(x)	1,200	47,001
Daidoh Ltd.	1,600	4,084
Daifuku Co. Ltd.(x)	3,600	185,452
Daihen Corp.	1,200	36,236
Daiho Corp.	800	21,101
Daiichi Jitsugyo Co. Ltd.	400	11,487
Dai-ichi Life Holdings, Inc.	36,800	554,425
Daiichi Sankyo Co. Ltd.	20,400	1,283,714
Daiken Corp.	1,000	17,341
Daiken Medical Co. Ltd.	400	1,901
Daiki Aluminium Industry Co. Ltd.	2,000	13,077
Daikin Industries Ltd.	9,800	1,285,216
Daikoku Denki Co. Ltd.	500	7,177
Dainichi Co. Ltd.	600	3,501
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	23,454
Daio Paper Corp.(x)	5,000	63,445
Daiohs Corp.	200	2,728
Daiseki Co. Ltd.	1,900	48,482
Daishi Hokuetsu Financial Group, Inc.	2,250	56,560
Daisue Construction Co. Ltd.	400	3,385
Daisyo Corp.	600	8,712
Daito Bank Ltd. (The)	700	3,781
Daito Trust Construction Co. Ltd.	2,900	370,395
Daitobo Co. Ltd.*	1,000	740
Daitron Co. Ltd.	500	6,067
Daiwa House Industry Co. Ltd.	21,300	690,662
Daiwa Industries Ltd.	1,000	10,229
Daiwa Securities Group, Inc.	51,000	227,065
Daiwabo Holdings Co. Ltd.	1,410	58,421
Danto Holdings Corp.*	1,000	1,064
DCM Holdings Co. Ltd.	5,800	56,860
DeNA Co. Ltd.	4,000	70,548
Denka Co. Ltd.	2,600	71,441
Denki Kogyo Co. Ltd.	600	16,925
Denso Corp.	14,600	641,252
Dentsu, Inc.	8,200	288,564
Denyo Co. Ltd.	1,100	17,895
Descente Ltd.	2,900	38,300
DIC Corp.(x)	2,699	74,836
Digital Garage, Inc.	1,700	54,007
Dijet Industrial Co. Ltd.	100	1,515
Disco Corp.	800	151,380
DKS Co. Ltd.	400	10,558
DMG Mori Co. Ltd.	3,900	55,222
Doshisha Co. Ltd.	1,000	15,760
Doutor Nichires Holdings Co. Ltd.	2,100	41,602
Dowa Holdings Co. Ltd.(x)	1,800	61,429
DTS Corp.	2,200	45,740
Duskin Co. Ltd.	100	2,575
DyDo Group Holdings, Inc.	500	20,370
Dynic Corp.	400	2,693
Eagle Industry Co. Ltd.	1,000	9,119
Earth Corp.	100	5,124
East Japan Railway Co.	12,600	1,201,443
Ebara Corp.	3,400	90,468
Ebara Jitsugyo Co. Ltd.	300	5,549
Echo Trading Co. Ltd.	300	1,440
Econach Holdings Co. Ltd.*	1,500	1,734
Eco’s Co. Ltd.	400	6,230
EDION Corp.	4,400	42,443
Ehime Bank Ltd. (The)	1,400	14,074
Eiken Chemical Co. Ltd.	2,000	30,206
Eisai Co. Ltd.	7,900	401,192
Eizo Corp.	1,000	34,867
Electric Power Development Co. Ltd.	5,600	127,667
Elematec Corp.	1,800	16,531
Enplas Corp.	600	19,422
Enshu Ltd.	200	2,020
EPS Holdings, Inc.	2,000	23,695
ESPEC Corp.	1,200	20,854
euglena Co. Ltd.*	3,600	30,065
Excel Co. Ltd.	600	6,759
Exedy Corp.	1,500	29,258
Ezaki Glico Co. Ltd.	2,000	82,960
Faith, Inc.	400	2,878
FALCO HOLDINGS Co. Ltd.	600	9,051
FamilyMart Co. Ltd.	7,160	174,356
Fancl Corp.	2,800	74,399
FANUC Corp.	6,800	1,279,186
Fast Retailing Co. Ltd.	900	534,465
FCC Co. Ltd.	1,800	34,627
Feed One Co. Ltd.	7,520	11,267
Felissimo Corp.	300	2,750
FIDEA Holdings Co. Ltd.	7,000	7,510
Financial Products Group Co. Ltd.(x)	4,600	45,947
First Baking Co. Ltd.*	100	889
Foster Electric Co. Ltd.	1,100	18,617
FP Corp.	400	24,934
France Bed Holdings Co. Ltd.	1,600	14,946
F-Tech, Inc.	400	2,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fudo Tetra Corp.	980	$10,976
Fuji Co. Ltd.	1,300	22,555
Fuji Corp. Ltd.	1,200	7,680
Fuji Electric Co. Ltd.(x)	4,200	128,379
Fuji Kosan Co. Ltd.	400	2,590
Fuji Kyuko Co. Ltd.(x)	1,500	62,150
Fuji Media Holdings, Inc.	7,700	99,058
Fuji Oil Co. Ltd.	3,300	7,569
Fuji Oil Holdings, Inc.	1,600	46,317
Fuji Seal International, Inc.	2,400	60,574
Fuji Soft, Inc.	1,600	67,551
Fujibo Holdings, Inc.	500	13,919
Fujicco Co. Ltd.	1,000	18,025
FUJIFILM Holdings Corp.	14,670	643,106
Fujikura Composites, Inc.	800	3,189
Fujikura Kasei Co. Ltd.	1,600	7,695
Fujikura Ltd.	8,400	32,163
Fujimi, Inc.	1,100	25,800
Fujimori Kogyo Co. Ltd.	900	26,594
Fujita Kanko, Inc.	300	7,766
Fujitec Co. Ltd.	3,000	38,622
Fujitsu General Ltd.(x)	2,000	33,276
Fujitsu Ltd.	7,000	560,324
Fujiya Co. Ltd.	700	13,142
FuKoKu Co. Ltd.	500	3,228
Fukuda Corp.	200	7,704
Fukui Bank Ltd. (The)	1,000	13,179
Fukui Computer Holdings, Inc.	400	9,093
Fukuoka Financial Group, Inc.	6,384	120,506
Fukushima Bank Ltd. (The)	1,500	2,955
Fukushima Industries Corp.	600	17,397
Fukuyama Transporting Co. Ltd.	1,600	56,083
FULLCAST Holdings Co. Ltd.	1,000	20,245
Funai Electric Co. Ltd.*	1,100	6,063
Funai Soken Holdings, Inc.	2,340	53,195
Furukawa Co. Ltd.	2,100	28,220
Furukawa Electric Co. Ltd.	2,300	55,285
Furusato Industries Ltd.	700	9,323
Fuso Pharmaceutical Industries Ltd.	400	7,247
Futaba Corp.(x)	2,100	25,695
Futaba Industrial Co. Ltd.	3,500	24,310
Future Corp.	1,000	17,397
Fuyo General Lease Co. Ltd.	1,100	65,924
G-7 Holdings, Inc.	300	8,449
Gakken Holdings Co. Ltd.	500	24,740
Gakujo Co. Ltd.	400	5,290
Gecoss Corp.	800	6,333
Genki Sushi Co. Ltd.	300	7,522
Geo Holdings Corp.	2,000	23,732
GLOBERIDE, Inc.	500	12,897
Glory Ltd.	2,100	58,849
GMO internet, Inc.	3,400	58,362
GMO Payment Gateway, Inc.(x)	1,200	80,240
Godo Steel Ltd.	700	13,712
Goldcrest Co. Ltd.(x)	1,100	21,568
Goldwin, Inc.(x)	1,600	137,027
Gree, Inc.	5,100	23,206
GS Yuasa Corp.	2,800	48,348
GSI Creos Corp.	300	2,933
Gun-Ei Chemical Industry Co. Ltd.	300	6,659
Gunma Bank Ltd. (The)	14,200	45,965
Gunze Ltd.	800	33,369
Gurunavi, Inc.	2,000	13,614
H2O Retailing Corp.(x)	4,760	51,991
Hachijuni Bank Ltd. (The)(x)	10,000	40,694
Hakudo Co. Ltd.	400	5,161
Hakuhodo DY Holdings, Inc.	10,600	153,032
Hakuto Co. Ltd.	700	7,588
Hakuyosha Co. Ltd.	100	2,664
Hamakyorex Co. Ltd.	600	19,255
Hamamatsu Photonics KK	4,600	170,599
Hankyu Hanshin Holdings, Inc.	7,300	281,198
Hanwa Co. Ltd.	2,200	60,105
Happinet Corp.	600	7,031
Hard Off Corp. Co. Ltd.	500	3,399
Harima Chemicals Group, Inc.(x)	1,100	12,381
Haruyama Holdings, Inc.	500	3,778
Haseko Corp.	10,500	122,164
Hayashikane Sangyo Co. Ltd.	400	2,242
Hazama Ando Corp.	7,520	55,917
Heiwa Corp.	1,820	37,452
Heiwa Real Estate Co. Ltd.	1,800	40,287
Heiwado Co. Ltd.	2,400	45,015
Helios Techno Holding Co. Ltd.	1,100	5,636
Hibiya Engineering Ltd.	1,800	31,164
Hiday Hidaka Corp.	1,640	31,655
Hikari Tsushin, Inc.	900	194,608
Hino Motors Ltd.	900	7,408
Hioki EE Corp.	500	16,855
Hirakawa Hewtech Corp.	400	3,944
Hirose Electric Co. Ltd.	1,023	125,267
Hiroshima Bank Ltd. (The)	10,000	49,387
HIS Co. Ltd.(x)	1,100	27,295
Hisaka Works Ltd.	1,000	7,991
Hisamitsu Pharmaceutical Co., Inc.	1,900	83,029
Hitachi Capital Corp.	1,200	24,361
Hitachi Chemical Co. Ltd.	4,600	149,965
Hitachi Construction Machinery Co. Ltd.(x)	4,200	101,188
Hitachi High-Technologies Corp.	1,800	103,880
Hitachi Ltd.	31,628	1,176,781
Hitachi Metals Ltd.	9,400	101,368
Hitachi Transport System Ltd.	2,100	61,373
Hitachi Zosen Corp.	5,100	16,556
Hochiki Corp.	1,000	13,660
Hodogaya Chemical Co. Ltd.	200	6,169
Hogy Medical Co. Ltd.	1,200	34,294
Hokkaido Electric Power Co., Inc.	7,100	37,363
Hokkaido Gas Co. Ltd.	400	5,579
Hokkan Holdings Ltd.	600	8,440
Hokko Chemical Industry Co. Ltd.	1,000	4,541
Hokkoku Bank Ltd. (The)	1,400	36,267
Hokuetsu Corp.	8,000	39,954
Hokuhoku Financial Group, Inc.	2,900	28,028
Hokuriku Electric Industry Co. Ltd.	400	3,814
Hokuriku Electric Power Co.	7,800	52,373
Hokushin Co. Ltd.	800	1,236
Hokuto Corp.	1,400	25,689
Honda Motor Co. Ltd.	59,400	1,537,396
Honeys Holdings Co. Ltd.	1,080	14,573
Hoosiers Holdings	2,000	11,764
Horiba Ltd.	1,400	80,795
Hoshizaki Corp.	1,900	149,188
Hosiden Corp.	3,000	30,687
Hosokawa Micron Corp.	400	13,854
House Foods Group, Inc.	3,600	134,511
House of Rose Co. Ltd.	100	1,508
Howa Machinery Ltd.	600	4,178
Hoya Corp.	13,900	1,133,726
Hulic Co. Ltd.	14,800	151,251
Hurxley Corp.	300	2,952
Hyakugo Bank Ltd. (The)	11,000	35,098
Hyakujushi Bank Ltd. (The)	1,400	28,745
Ibiden Co. Ltd.	4,300	86,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ichibanya Co. Ltd.	800	$37,586
Ichiken Co. Ltd.	200	3,059
Ichikoh Industries Ltd.	2,000	14,909
Ichinen Holdings Co. Ltd.	1,300	13,081
Ichiyoshi Securities Co. Ltd.	2,700	16,955
Icom, Inc.	600	12,314
Idec Corp.	1,400	25,391
Idemitsu Kosan Co. Ltd.	7,642	215,920
IDOM, Inc.(x)	3,300	14,497
IHI Corp.	4,600	99,892
Iida Group Holdings Co. Ltd.	5,976	97,164
Iino Kaiun Kaisha Ltd.	5,900	18,771
Ikegami Tsushinki Co. Ltd.	300	2,958
Imasen Electric Industrial	800	6,496
Impress Holdings, Inc.	1,000	1,313
Inaba Denki Sangyo Co. Ltd.	100	4,365
Inaba Seisakusho Co. Ltd.	600	7,952
Inabata & Co. Ltd.	3,200	39,303
Inageya Co. Ltd.	1,000	14,502
Ines Corp.	1,600	17,269
I-Net Corp.	550	6,770
Infomart Corp.	3,400	52,954
Information Services International-Dentsu Ltd.	700	21,850
Inpex Corp.	38,500	352,900
Intage Holdings, Inc.	1,200	10,366
Internet Initiative Japan, Inc.	700	15,894
Inui Global Logistics Co. Ltd.	490	5,434
I’rom Group Co. Ltd.	300	4,500
Iseki & Co. Ltd.	1,300	17,638
Isetan Mitsukoshi Holdings Ltd.	10,500	83,709
Ishihara Sangyo Kaisha Ltd.	2,100	18,917
Ishii Iron Works Co. Ltd.	100	2,050
Ishikawa Seisakusho Ltd.*	200	2,545
Ishizuka Glass Co. Ltd.	100	1,859
Isuzu Motors Ltd.	20,500	225,713
Itfor, Inc.	1,300	9,859
Ito En Ltd.	3,000	141,225
ITOCHU Corp.	48,000	990,409
Itochu Enex Co. Ltd.	2,700	20,501
Itochu Techno-Solutions Corp.	4,800	127,053
Itochu-Shokuhin Co. Ltd.(x)	300	12,194
Itoham Yonekyu Holdings, Inc.	7,370	46,214
Itoki Corp.	2,600	10,749
IwaiCosmo Holdings, Inc.	1,100	11,343
Iwaki & Co. Ltd.	1,000	4,430
Iwasaki Electric Co. Ltd.	400	4,939
Iwatani Corp.(x)	600	20,254
Iwatsu Electric Co. Ltd.	500	3,783
Iyo Bank Ltd. (The)	4,100	21,424
Izumi Co. Ltd.(x)	1,700	66,506
Izutsuya Co. Ltd.*	600	1,237
J Front Retailing Co. Ltd.	9,500	111,057
Jaccs Co. Ltd.(x)	1,600	33,739
Jafco Co. Ltd.	1,600	60,375
Jalux, Inc.	300	6,548
Janome Sewing Machine Co. Ltd.	1,200	4,461
Japan Airlines Co. Ltd.	11,400	338,652
Japan Airport Terminal Co. Ltd.(x)	1,600	69,253
Japan Asia Investment Co. Ltd.*	800	1,865
Japan Aviation Electronics Industry Ltd.	2,000	28,319
Japan Cash Machine Co. Ltd.(x)	1,100	9,319
Japan Display, Inc.(x)*	17,300	9,600
Japan Electronic Materials Corp.	500	2,312
Japan Exchange Group, Inc.	17,000	267,126
Japan Foods Co. Ltd.	100	1,114
Japan Foundation Engineering Co. Ltd.	1,700	5,094
Japan Lifeline Co. Ltd.	1,800	28,833
Japan Medical Dynamic Marketing, Inc.	1,000	15,630
Japan Oil Transportation Co. Ltd.	100	2,628
Japan Petroleum Exploration Co. Ltd.	100	2,533
Japan Post Bank Co. Ltd.	17,400	168,488
Japan Post Holdings Co. Ltd.	53,300	490,483
Japan Post Insurance Co. Ltd.	1,600	24,120
Japan Pulp & Paper Co. Ltd.	600	20,892
Japan Securities Finance Co. Ltd.	5,546	25,800
Japan Steel Works Ltd. (The)	3,200	61,440
Japan Tobacco, Inc.	41,800	914,671
Japan Transcity Corp.	2,000	8,731
Japan Wool Textile Co. Ltd. (The)	4,000	36,550
Jastec Co. Ltd.	700	7,095
JBCC Holdings, Inc.	1,000	14,197
JCU Corp.	800	16,100
Jeans Mate Corp.*	300	877
Jeol Ltd.	2,000	47,408
JFE Holdings, Inc.	15,444	185,685
JGC Holdings Corp.	9,000	117,614
JK Holdings Co. Ltd.	1,100	4,985
JMS Co. Ltd.	500	2,987
Joban Kosan Co. Ltd.	300	4,667
J-Oil Mills, Inc.	500	18,960
Joshin Denki Co. Ltd.	1,000	19,783
JSP Corp.	800	13,163
JSR Corp.	8,100	129,525
JTEKT Corp.	7,500	85,942
Juki Corp.	1,400	11,692
Juroku Bank Ltd. (The)	1,500	32,837
JVCKenwood Corp.	5,800	17,112
JXTG Holdings, Inc.	110,550	503,443
K&O Energy Group, Inc.	500	6,654
Kadokawa Corp.	1,484	20,738
Kaga Electronics Co. Ltd.	1,200	21,453
Kagome Co. Ltd.	2,200	55,526
Kajima Corp.	17,400	228,031
Kakaku.com, Inc.	5,200	127,830
Kaken Pharmaceutical Co. Ltd.	1,800	83,403
Kamei Corp.	1,000	10,081
Kamigumi Co. Ltd.	1,000	22,640
Kanaden Corp.	1,000	11,829
Kanagawa Chuo Kotsu Co. Ltd.	200	7,121
Kanamoto Co. Ltd.	1,000	24,814
Kandenko Co. Ltd.	6,000	53,605
Kaneka Corp.	2,600	80,916
Kanematsu Corp.	5,400	60,630
Kanematsu Electronics Ltd.	700	19,940
Kanematsu Sustech Corp.	100	1,644
Kansai Electric Power Co., Inc. (The)	27,800	310,717
Kansai Mirai Financial Group, Inc.(x)	5,564	34,941
Kansai Paint Co. Ltd.	7,800	181,140
Kanto Denka Kogyo Co. Ltd.	2,000	15,001
Kao Corp.	17,400	1,284,824
Kappa Create Co. Ltd.(x)	1,800	23,573
Kasai Kogyo Co. Ltd.	1,000	7,140
Katakura & Co-op Agri Corp.	55	545
Katakura Industries Co. Ltd.	1,400	17,298
Kato Sangyo Co. Ltd.	1,700	52,671
Kato Works Co. Ltd.	400	6,996
KAWADA TECHNOLOGIES, Inc.	200	12,874
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,732
Kawasaki Heavy Industries Ltd.(x)	5,200	115,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kawasaki Kisen Kaisha Ltd.(x)*	3,899	$45,328
KDDI Corp.	58,700	1,533,665
Keihan Holdings Co. Ltd.	3,200	142,206
Keihanshin Building Co. Ltd.	1,400	16,988
Keihin Co. Ltd.	200	2,316
Keihin Corp.	2,500	36,647
Keikyu Corp.	8,000	155,006
Keio Corp.	3,600	224,074
Keisei Electric Railway Co. Ltd.	6,000	246,659
Keiyo Bank Ltd. (The)(x)	2,500	14,775
Keiyo Co. Ltd.	2,200	10,011
Kenedix, Inc.	9,400	47,380
Kewpie Corp.	5,100	119,004
Key Coffee, Inc.	1,200	24,305
Keyence Corp.	3,480	2,153,175
Kikkoman Corp.	4,000	190,890
Kimoto Co. Ltd.	2,200	3,520
Kimura Chemical Plants Co. Ltd.	1,100	3,856
Kimura Unity Co. Ltd.	200	1,940
Kinden Corp.	5,000	74,127
King Jim Co. Ltd.	1,000	7,769
Kinki Sharyo Co. Ltd. (The)*	100	1,266
Kintetsu Department Store Co. Ltd.	100	2,904
Kintetsu Group Holdings Co. Ltd.	6,300	328,037
Kintetsu World Express, Inc.	2,200	30,886
Kirin Holdings Co. Ltd.	30,800	651,749
Kirindo Holdings Co. Ltd.	500	9,753
Kisoji Co. Ltd.	1,400	35,244
Kissei Pharmaceutical Co. Ltd.	2,600	62,544
Kitagawa Corp.	500	8,763
Kita-Nippon Bank Ltd. (The)	300	4,966
Kitano Construction Corp.	300	6,354
Kitazawa Sangyo Co. Ltd.	1,000	2,423
Kitz Corp.(x)	5,100	33,914
KNT-CT Holdings Co. Ltd.*	400	5,852
Koa Corp.	1,500	18,423
Koatsu Gas Kogyo Co. Ltd.	1,000	7,436
Kobayashi Pharmaceutical Co. Ltd.	1,800	136,842
Kobayashi Yoko Co. Ltd.	300	691
Kobe Bussan Co. Ltd.	1,500	72,694
Kobe Steel Ltd.	12,900	68,720
Koei Tecmo Holdings Co. Ltd.	3,456	75,017
Kohnan Shoji Co. Ltd.	1,100	24,274
Kohsoku Corp.	700	8,604
Koito Manufacturing Co. Ltd.	4,200	205,096
Kojima Co. Ltd.	1,500	6,770
Kokuyo Co. Ltd.	3,400	47,419
KOMAIHALTEC, Inc.	200	3,041
Komatsu Ltd.(x)	269,390	6,166,384
Komatsu Matere Co. Ltd.	2,000	14,409
Komatsu Wall Industry Co. Ltd.	400	7,144
Komeri Co. Ltd.	1,600	32,289
Komori Corp.(x)	3,400	35,816
Konaka Co. Ltd.	1,400	5,360
Konami Holdings Corp.	2,800	135,177
Konica Minolta, Inc.	16,600	115,452
Konishi Co. Ltd.	2,000	27,246
Kosaido Co. Ltd.*	900	5,951
Kose Corp.(x)	1,200	202,543
Kosei Securities Co. Ltd. (The)	200	1,093
Kotobuki Spirits Co. Ltd.	800	52,458
Kourakuen Holdings Corp.	700	15,175
Krosaki Harima Corp.(x)	200	10,451
KRS Corp.	300	5,238
K’s Holdings Corp.	6,800	73,959
Kubota Corp.	38,300	578,972
Kumagai Gumi Co. Ltd.	1,000	28,439
Kumiai Chemical Industry Co. Ltd.	5,140	44,257
Kura Sushi, Inc.	600	24,832
Kurabo Industries Ltd.	1,200	25,015
Kuraray Co. Ltd.	11,900	146,047
Kuraudia Holdings Co. Ltd.	200	910
Kureha Corp.	800	47,575
Kurimoto Ltd.	600	8,351
Kurita Water Industries Ltd.	3,500	93,646
Kusuri no Aoki Holdings Co. Ltd.	800	54,455
KYB Corp.*	700	20,490
Kyocera Corp.	10,000	620,116
Kyodo Printing Co. Ltd.	300	7,508
Kyoei Sangyo Co. Ltd.	100	1,261
Kyoei Steel Ltd.(x)	1,300	24,323
Kyoei Tanker Co. Ltd.	100	1,247
Kyokuto Boeki Kaisha Ltd.	200	3,218
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	27,589
Kyokuto Securities Co. Ltd.	1,600	12,741
Kyokuyo Co. Ltd.	500	12,846
KYORIN Holdings, Inc.	3,000	49,637
Kyoritsu Maintenance Co. Ltd.(x)	1,200	51,329
Kyoritsu Printing Co. Ltd.	1,000	1,452
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,807
Kyoto Kimono Yuzen Co. Ltd.	700	2,272
Kyowa Electronic Instruments Co. Ltd.	1,000	3,903
Kyowa Exeo Corp.	3,058	74,099
Kyowa Kirin Co. Ltd.	10,000	194,035
Kyowa Leather Cloth Co. Ltd.	700	4,784
Kyudenko Corp.	2,000	66,590
Kyushu Electric Power Co., Inc.	13,800	130,183
Kyushu Financial Group, Inc.(x)	16,770	68,243
Kyushu Railway Co.(x)	5,000	159,306
Land Business Co. Ltd.	1,000	6,992
LAND Co. Ltd.*	1,300	96
Lasertec Corp.	1,100	68,772
Lawson, Inc.	1,200	61,373
LEC, Inc.	1,200	10,854
Leopalace21 Corp.(x)*	7,300	17,149
Life Corp.	700	13,945
LINE Corp.*	2,100	75,066
Lintec Corp.	900	17,788
Lion Corp.	10,000	197,087
LIXIL Group Corp.	8,440	148,310
Look Holdings, Inc.	400	3,903
M3, Inc.	12,800	308,029
Mabuchi Motor Co. Ltd.	2,400	89,341
Macnica Fuji Electronics Holdings, Inc.	1,850	23,748
Maeda Corp.	8,000	69,697
Maeda Road Construction Co. Ltd.	4,000	86,936
Maezawa Industries, Inc.	900	2,922
Maezawa Kasei Industries Co. Ltd.	900	9,364
Maezawa Kyuso Industries Co. Ltd.	400	7,388
Makino Milling Machine Co. Ltd.	1,200	52,162
Makita Corp.	7,800	245,272
Mandom Corp.	1,400	34,662
Mani, Inc.	3,300	86,708
Marche Corp.	300	2,142
Mars Group Holdings Corp.	600	10,571
Marubeni Construction Material Lease Co. Ltd.	100	1,555
Marubeni Corp.	60,400	400,916
Marubun Corp.	900	4,536
Marudai Food Co. Ltd.	1,200	25,382
Maruha Nichiro Corp.	1,300	32,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marui Group Co. Ltd.(x)	6,700	$141,405
Maruichi Steel Tube Ltd.	1,600	42,218
Maruka Corp.	400	7,713
Marusan Securities Co. Ltd.	3,900	17,963
Maruwa Co. Ltd.	300	19,228
Maruwn Corp.	600	1,432
Maruyama Manufacturing Co., Inc.	200	2,223
Maruzen CHI Holdings Co. Ltd.	600	2,070
Maruzen Showa Unyu Co. Ltd.	800	22,271
Matsuda Sangyo Co. Ltd.	800	10,543
Matsui Construction Co. Ltd.	1,000	6,696
Matsui Securities Co. Ltd.	100	840
Matsumotokiyoshi Holdings Co. Ltd.	3,800	138,997
Matsuya Co. Ltd.	2,200	16,949
Matsuyafoods Holdings Co. Ltd.	500	17,988
Max Co. Ltd.	2,000	33,498
Mazda Motor Corp.	22,000	195,228
Mebuki Financial Group, Inc.	32,760	80,593
MEC Co. Ltd.	800	11,490
Medical System Network Co. Ltd.	400	1,894
Medipal Holdings Corp.	7,600	169,115
Megachips Corp.	1,100	16,806
Megmilk Snow Brand Co. Ltd.	2,700	64,950
Meidensha Corp.	2,400	41,130
Meiji Holdings Co. Ltd.	4,800	349,817
Meiji Shipping Co. Ltd.	1,100	3,164
Meiko Network Japan Co. Ltd.	900	7,317
Meitec Corp.	1,000	48,925
Meito Sangyo Co. Ltd.	600	6,881
Meiwa Corp.(x)	900	4,212
Meiwa Estate Co. Ltd.	700	3,483
Melco Holdings, Inc.	600	14,960
Michinoku Bank Ltd. (The)	600	8,651
Milbon Co. Ltd.	1,440	70,851
Mimasu Semiconductor Industry Co. Ltd.	1,000	16,037
Minebea Mitsumi, Inc.	13,137	207,884
Ministop Co. Ltd.	900	11,578
Miraca Holdings, Inc.	2,600	59,202
Mirait Holdings Corp.(x)	3,600	54,237
Misawa Homes Co. Ltd.	1,600	16,351
MISUMI Group, Inc.	7,800	183,449
Mitachi Co. Ltd.	200	1,293
Mito Securities Co. Ltd.	3,000	6,603
Mitsuba Corp.	2,000	11,653
Mitsubishi Chemical Holdings Corp.	41,720	297,143
Mitsubishi Corp.	48,610	1,191,816
Mitsubishi Electric Corp.	71,100	941,972
Mitsubishi Estate Co. Ltd.	50,300	969,482
Mitsubishi Gas Chemical Co., Inc.	6,500	86,687
Mitsubishi Heavy Industries Ltd.	10,600	414,883
Mitsubishi Kakoki Kaisha Ltd.	300	5,155
Mitsubishi Logisnext Co. Ltd.	1,000	9,452
Mitsubishi Logistics Corp.(x)	3,000	76,217
Mitsubishi Materials Corp.	3,700	99,750
Mitsubishi Motors Corp.	26,200	113,644
Mitsubishi Paper Mills Ltd.	1,800	8,041
Mitsubishi Pencil Co. Ltd.	2,000	31,686
Mitsubishi Research Institute, Inc.	400	13,262
Mitsubishi Shokuhin Co. Ltd.	1,100	27,519
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,173
Mitsubishi Tanabe Pharma Corp.	6,000	65,757
Mitsubishi UFJ Financial Group, Inc.	483,300	2,451,253
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	113,691
Mitsuboshi Belting Ltd.	1,500	24,583
Mitsui & Co. Ltd.	55,800	912,411
Mitsui Chemicals, Inc.	4,518	100,952
Mitsui E&S Holdings Co. Ltd.	3,400	29,810
Mitsui Fudosan Co. Ltd.	38,100	943,999
Mitsui High-Tec, Inc.	1,400	21,947
Mitsui Matsushima Holdings Co. Ltd.	800	8,886
Mitsui Mining & Smelting Co. Ltd.	1,200	28,334
Mitsui OSK Lines Ltd.	4,100	103,519
Mitsui Sugar Co. Ltd.	1,000	20,634
Mitsui-Soko Holdings Co. Ltd.	1,000	15,473
Mitsumura Printing Co. Ltd.	100	1,634
Mitsuuroko Group Holdings Co. Ltd.	1,900	18,433
Miura Co. Ltd.	3,000	83,514
Miyaji Engineering Group, Inc.	400	6,008
Miyakoshi Holdings, Inc.*	300	2,886
Miyazaki Bank Ltd. (The)(x)	800	17,920
Miyoshi Oil & Fat Co. Ltd.	400	4,336
Mizuho Financial Group, Inc.	949,080	1,453,574
Mizuho Leasing Co. Ltd.	1,700	45,941
Mizuno Corp.	1,200	31,075
Mochida Pharmaceutical Co. Ltd.	1,000	38,197
Modec, Inc.	1,000	24,314
Monex Group, Inc.(x)	7,000	20,134
MonotaRO Co. Ltd.	4,000	104,546
Morinaga & Co. Ltd.	1,800	87,399
Morinaga Milk Industry Co. Ltd.	2,200	83,829
Morita Holdings Corp.	2,000	31,316
Morozoff Ltd.	200	9,138
Mory Industries, Inc.	400	7,443
MOS Food Services, Inc.(x)	1,600	36,609
MrMax Holdings Ltd.	1,200	5,050
MS&AD Insurance Group Holdings, Inc.	18,200	589,133
Murata Manufacturing Co. Ltd.	22,395	1,073,924
Musashi Seimitsu Industry Co. Ltd.(x)	2,400	30,431
Musashino Bank Ltd. (The)	1,900	32,948
Mutoh Holdings Co. Ltd.	100	1,539
Nabtesco Corp.	3,800	117,558
NAC Co. Ltd.	400	3,570
Nachi-Fujikoshi Corp.	1,200	53,716
Nagaileben Co. Ltd.	1,200	25,393
Nagano Bank Ltd. (The)	400	6,000
Nagano Keiki Co. Ltd.	800	5,031
Nagase & Co. Ltd.	6,300	87,748
Nagatanien Holdings Co. Ltd.	500	9,461
Nagoya Railroad Co. Ltd.	4,000	119,491
Naigai Co. Ltd.*	300	1,235
Nakabayashi Co. Ltd.	1,000	4,809
Nakamuraya Co. Ltd.	300	12,472
Nakano Corp.	1,000	4,402
Nakayama Steel Works Ltd.	600	2,431
Nakayamafuku Co. Ltd.	700	3,438
Nakayo, Inc.	200	2,998
Namura Shipbuilding Co. Ltd.	1,024	2,841
Nankai Electric Railway Co. Ltd.	3,200	80,943
Nanto Bank Ltd. (The)	1,100	25,698
Natori Co. Ltd.	600	9,012
NC Holdings Co. Ltd.	300	1,329
NEC Capital Solutions Ltd.	300	6,024
NEC Corp.	8,100	341,605
NEC Networks & System Integration Corp.(x)	1,100	29,818
NET One Systems Co. Ltd.	3,000	80,823
Neturen Co. Ltd.	1,700	13,348
Nexon Co. Ltd.*	17,600	213,397
Nexyz Group Corp.	500	8,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NGK Insulators Ltd.	7,400	$105,328
NGK Spark Plug Co. Ltd.(x)	6,100	116,105
NH Foods Ltd.	2,300	92,425
NHK Spring Co. Ltd.	9,700	73,922
Nice Holdings, Inc.	500	3,126
Nichia Steel Works Ltd.	1,000	2,775
Nichias Corp.	3,000	53,050
Nichiban Co. Ltd.	500	7,366
Nichicon Corp.(x)	3,900	35,492
Nichiden Corp.	1,000	18,654
Nichiha Corp.	1,200	32,740
NichiiGakkan Co. Ltd.	2,200	36,014
Nichi-iko Pharmaceutical Co. Ltd.	2,100	23,345
Nichimo Co. Ltd.	100	1,709
Nichirei Corp.	3,500	79,760
Nichireki Co. Ltd.	1,000	10,210
Nidec Corp.	8,727	1,171,940
Nifco, Inc.(x)	3,400	81,160
Nihon Chouzai Co. Ltd.	300	10,308
Nihon Dempa Kogyo Co. Ltd.*	900	3,646
Nihon Eslead Corp.	500	7,445
Nihon Kohden Corp.	2,600	76,347
Nihon M&A Center, Inc.	5,200	146,201
Nihon Nohyaku Co. Ltd.	2,000	9,064
Nihon Parkerizing Co. Ltd.	6,000	64,980
Nihon Tokushu Toryo Co. Ltd.	1,000	10,386
Nihon Trim Co. Ltd.	200	8,490
Nihon Unisys Ltd.	3,300	106,210
Nihon Yamamura Glass Co. Ltd.	500	5,868
Nikkato Corp.	400	2,438
Nikkiso Co. Ltd.	4,000	42,617
Nikko Co. Ltd.	1,000	6,160
Nikkon Holdings Co. Ltd.	3,000	68,254
Nikon Corp.(x)	12,300	153,345
Nintendo Co. Ltd.	4,100	1,517,521
Nippo Corp.	3,000	55,464
Nippon Air Conditioning Services Co. Ltd.	1,200	7,636
Nippon Beet Sugar Manufacturing Co. Ltd.	700	12,184
Nippon Carbide Industries Co., Inc.	300	3,368
Nippon Carbon Co. Ltd.(x)	600	21,170
Nippon Ceramic Co. Ltd.	800	20,154
Nippon Chemical Industrial Co. Ltd.	400	8,664
Nippon Chemi-Con Corp.	700	10,281
Nippon Chemiphar Co. Ltd.	100	2,670
Nippon Chutetsukan KK*	100	978
Nippon Coke & Engineering Co. Ltd.	10,000	7,584
Nippon Concrete Industries Co. Ltd.	1,000	2,479
Nippon Denko Co. Ltd.	5,000	7,723
Nippon Densetsu Kogyo Co. Ltd.	2,000	41,323
Nippon Electric Glass Co. Ltd.	3,200	71,147
Nippon Express Co. Ltd.	1,800	91,727
Nippon Felt Co. Ltd.	700	2,978
Nippon Filcon Co. Ltd.	900	4,178
Nippon Fine Chemical Co. Ltd.	1,000	11,117
Nippon Flour Mills Co. Ltd.(x)	4,000	62,483
Nippon Gas Co. Ltd.	1,100	30,978
Nippon Hume Corp.	1,000	7,112
Nippon Kanzai Co. Ltd.	800	13,814
Nippon Kayaku Co. Ltd.	5,000	59,653
Nippon Kinzoku Co. Ltd.	300	2,247
Nippon Koei Co. Ltd.	800	23,306
Nippon Koshuha Steel Co. Ltd.	500	1,914
Nippon Light Metal Holdings Co. Ltd.	2,800	5,024
Nippon Paint Holdings Co. Ltd.	5,500	285,364
Nippon Paper Industries Co. Ltd.	4,600	74,834
Nippon Parking Development Co. Ltd.	13,000	20,439
Nippon Pillar Packing Co. Ltd.	1,000	11,154
Nippon Piston Ring Co. Ltd.	400	4,676
Nippon Road Co. Ltd. (The)	400	24,120
Nippon Seisen Co. Ltd.	200	4,425
Nippon Sharyo Ltd.(x)*	400	9,537
Nippon Sheet Glass Co. Ltd.	3,800	22,703
Nippon Shinyaku Co. Ltd.	1,900	159,732
Nippon Shokubai Co. Ltd.	1,000	56,786
Nippon Signal Co. Ltd.	2,800	31,231
Nippon Soda Co. Ltd.	1,400	33,794
Nippon Steel Corp.	28,615	398,427
Nippon Steel Trading Corp.(x)	740	28,916
Nippon Suisan Kaisha Ltd.	16,000	90,414
Nippon Systemware Co. Ltd.	400	8,838
Nippon Telegraph & Telephone Corp.	47,320	2,256,480
Nippon Television Holdings, Inc.	3,100	39,680
Nippon Thompson Co. Ltd.	4,000	16,647
Nippon Yakin Kogyo Co. Ltd.(x)	650	13,015
Nippon Yusen KK(x)	5,900	98,492
Nipro Corp.(x)	4,800	53,849
Nishimatsu Construction Co. Ltd.	2,200	40,897
Nishimatsuya Chain Co. Ltd.	700	5,956
Nishi-Nippon Financial Holdings, Inc.	4,000	28,005
Nissan Chemical Corp.	3,800	157,975
Nissan Motor Co. Ltd.	82,020	511,350
Nissan Shatai Co. Ltd.	4,000	32,370
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,608
Nissei Plastic Industrial Co. Ltd.	1,000	9,258
Nissha Co. Ltd.(x)	2,200	21,791
Nisshin Fudosan Co.	1,400	5,956
Nisshin Oillio Group Ltd. (The)	1,200	37,623
Nisshin Seifun Group, Inc.	8,305	153,465
Nisshinbo Holdings, Inc.	4,368	34,015
Nissin Corp.	800	11,520
Nissin Electric Co. Ltd.	2,000	24,250
Nissin Foods Holdings Co. Ltd.	2,500	180,347
Nissin Kogyo Co. Ltd.	2,100	29,385
Nissui Pharmaceutical Co. Ltd.	500	5,397
Nitori Holdings Co. Ltd.	2,800	409,415
Nitta Corp.	1,100	29,269
Nittetsu Mining Co. Ltd.	300	11,792
Nitto Boseki Co. Ltd.	2,000	61,503
Nitto Denko Corp.	5,320	256,049
Nitto Fuji Flour Milling Co. Ltd.	100	6,224
Nitto Kogyo Corp.	1,800	34,061
Nitto Kohki Co. Ltd.	700	13,680
Nitto Seiko Co. Ltd.	1,000	5,253
Nitto Seimo Co. Ltd.	100	1,457
Nittoc Construction Co. Ltd.	750	4,398
NOF Corp.	2,900	95,348
Nohmi Bosai Ltd.	1,000	19,080
NOK Corp.(x)	5,000	74,081
Nomura Co. Ltd.	4,000	50,312
Nomura Holdings, Inc.	124,300	526,400
Nomura Real Estate Holdings, Inc.	6,400	138,151
Nomura Research Institute Ltd.	12,009	238,903
Noritake Co. Ltd.	600	22,058
Noritsu Koki Co. Ltd.(x)	1,100	17,274
Noritz Corp.	2,300	26,653
North Pacific Bank Ltd.	2,400	5,083
NS Solutions Corp.	2,000	65,202
NS United Kaiun Kaisha Ltd.	400	8,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NSD Co. Ltd.	2,530	$72,653
NSK Ltd.	14,500	122,035
NTN Corp.(x)	23,000	65,942
NTT Data Corp.	16,600	214,015
NTT DOCOMO, Inc.	48,700	1,239,964
Obara Group, Inc.	800	27,006
Obayashi Corp.	21,300	211,966
OBIC Business Consultants Co. Ltd.(x)	1,200	48,555
Obic Co. Ltd.	2,200	250,673
Odakyu Electric Railway Co. Ltd.	10,499	251,296
Oenon Holdings, Inc.	3,000	10,738
Ogaki Kyoritsu Bank Ltd. (The)	1,600	35,381
Ohara, Inc.	400	5,520
Ohashi Technica, Inc.	600	7,536
OIE Sangyo Co. Ltd.	300	3,543
Oiles Corp.	1,560	22,709
Oita Bank Ltd. (The)	700	18,762
Oizumi Corp.	400	1,768
Oji Holdings Corp.	34,000	158,483
Okabe Co. Ltd.	2,700	21,400
Okamoto Industries, Inc.	800	29,373
Okamura Corp.	4,000	38,955
Okasan Securities Group, Inc.	6,000	21,253
Okaya Electric Industries Co. Ltd.*	600	2,031
Oki Electric Industry Co. Ltd.	3,600	48,977
Okinawa Electric Power Co., Inc. (The)	2,165	34,039
OKK Corp.	400	2,630
OKUMA Corp.	1,000	54,104
Okumura Corp.	1,300	34,687
Okura Industrial Co. Ltd.	600	9,040
Okuwa Co. Ltd.	1,000	11,219
Olympic Group Corp.	800	4,580
Olympus Corp.	212,400	2,860,156
Omron Corp.	18,700	1,022,123
Ono Pharmaceutical Co. Ltd.	15,000	271,491
ONO Sokki Co. Ltd.	500	2,451
Onoken Co. Ltd.	1,000	12,153
Onward Holdings Co. Ltd.	1,000	5,188
Open House Co. Ltd.(x)	2,000	47,612
Optex Group Co. Ltd.	1,600	23,765
Oracle Corp.	1,100	95,325
Organo Corp.	400	17,720
Orient Corp.	16,500	22,127
Oriental Land Co. Ltd.	7,800	1,185,961
Origin Co. Ltd.	200	2,527
ORIX Corp.	47,200	703,253
Osaka Gas Co. Ltd.	12,100	231,313
Osaka Soda Co. Ltd.	1,000	25,609
Osaka Steel Co. Ltd.	800	9,803
OSAKA Titanium Technologies Co. Ltd.	1,100	17,895
Osaki Electric Co. Ltd.	1,000	6,095
OSG Corp.	2,200	45,455
OSJB Holdings Corp.	450	1,024
Otsuka Corp.	4,200	167,223
Otsuka Holdings Co. Ltd.	12,600	470,788
Outsourcing, Inc.	3,000	28,523
Oyo Corp.	1,200	11,897
Pacific Industrial Co. Ltd.	2,000	29,207
Pacific Metals Co. Ltd.	899	18,633
Pack Corp. (The)	900	30,381
PAL GROUP Holdings Co. Ltd.	700	21,623
PALTAC Corp.	1,050	51,274
Pan Pacific International Holdings Corp.	18,000	300,486
Panasonic Corp.	75,385	610,470
Paramount Bed Holdings Co. Ltd.	900	32,671
Parco Co. Ltd.	500	5,877
Paris Miki Holdings, Inc.	1,500	4,051
Park24 Co. Ltd.	4,000	92,782
Pasco Corp.*	200	1,680
Pasona Group, Inc.	1,000	14,363
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	5,471
Penta-Ocean Construction Co. Ltd.	10,300	56,966
PeptiDream, Inc.*	2,900	137,591
Persol Holdings Co. Ltd.	5,100	96,316
PIA Corp.	300	12,971
Pigeon Corp.	4,800	197,771
Pilot Corp.	1,100	40,694
Piolax, Inc.	1,500	25,665
Plenus Co. Ltd.	1,500	25,110
Pola Orbis Holdings, Inc.	3,000	67,117
Poplar Co. Ltd.*	300	1,390
Press Kogyo Co. Ltd.	5,000	20,809
Prima Meat Packers Ltd.	1,400	27,825
Pronexus, Inc.	1,300	13,370
PS Mitsubishi Construction Co. Ltd.	800	5,342
Raito Kogyo Co. Ltd.	2,900	38,032
Raiznext Corp.	2,600	26,499
Rakuten, Inc.	28,400	279,732
Rasa Corp.	500	3,884
Rasa Industries Ltd.	400	4,650
Recruit Holdings Co. Ltd.	49,200	1,495,225
Relia, Inc.	1,600	19,918
Relo Group, Inc.	3,300	80,818
Renaissance, Inc.	500	7,413
Renesas Electronics Corp.*	35,300	229,185
Rengo Co. Ltd.	10,000	71,954
Renown, Inc.*	2,500	2,636
Resol Holdings Co. Ltd.	100	3,699
Resona Holdings, Inc.	70,500	301,887
Resorttrust, Inc.	3,800	61,433
Restar Holdings Corp.	700	11,336
Rheon Automatic Machinery Co. Ltd.	1,000	14,418
Rhythm Watch Co. Ltd.	600	5,699
Ricoh Co. Ltd.(x)	16,400	147,581
Ricoh Leasing Co. Ltd.	800	25,822
Right On Co. Ltd.	900	5,410
Riken Corp.	400	13,836
Riken Keiki Co. Ltd.	1,000	19,200
Riken Technos Corp.	2,000	8,453
Ringer Hut Co. Ltd.(x)	900	21,458
Rinnai Corp.	1,700	114,146
Riso Kagaku Corp.	1,800	27,418
Riso Kyoiku Co. Ltd.	3,900	15,834
Rock Field Co. Ltd.(x)	1,200	16,026
Rohm Co. Ltd.	2,900	221,272
Rohto Pharmaceutical Co. Ltd.	3,300	89,974
Roland DG Corp.	500	9,235
Round One Corp.	3,300	49,290
Royal Holdings Co. Ltd.	1,800	45,464
Ryobi Ltd.	1,400	23,397
Ryoden Corp.	500	6,964
Ryohin Keikaku Co. Ltd.(x)	10,000	186,636
Ryosan Co. Ltd.	1,900	48,218
Ryoyo Electro Corp.	1,600	27,361
S Foods, Inc.	500	13,790
Sagami Holdings Corp.	1,000	12,365
Saibu Gas Co. Ltd.	1,300	28,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Saizeriya Co. Ltd.	1,600	$41,093
Sakai Chemical Industry Co. Ltd.	800	18,667
Sakai Heavy Industries Ltd.(x)	200	5,235
Sakai Moving Service Co. Ltd.	400	22,936
Sakai Ovex Co. Ltd.	300	4,994
Sakata INX Corp.	2,000	20,698
Sakata Seed Corp.	2,000	68,254
Sala Corp.	1,000	5,568
San Holdings, Inc.	400	4,025
San ju San Financial Group, Inc.	990	14,695
San-A Co. Ltd.	800	35,255
San-Ai Oil Co. Ltd.	2,000	19,625
Sanden Holdings Corp.*	1,400	7,782
Sangetsu Corp.	4,200	78,931
San-In Godo Bank Ltd. (The)	7,000	42,469
Sanix, Inc.*	1,800	6,859
Sanken Electric Co. Ltd.	1,400	27,566
Sanki Engineering Co. Ltd.	3,000	35,514
Sanko Metal Industrial Co. Ltd.	100	2,234
Sankyo Co. Ltd.	700	24,051
Sankyo Seiko Co. Ltd.	2,000	9,489
Sankyo Tateyama, Inc.	1,700	19,653
Sankyu, Inc.	1,700	88,203
Sanoh Industrial Co. Ltd.	1,400	7,937
Sanrio Co. Ltd.	2,000	38,492
Sanritsu Corp.	300	1,790
Sanshin Electronics Co. Ltd.	1,500	20,892
Santen Pharmaceutical Co. Ltd.	13,400	232,742
Sanwa Holdings Corp.	8,800	98,316
Sanyo Chemical Industries Ltd.	600	25,803
Sanyo Housing Nagoya Co. Ltd.	1,000	8,037
Sanyo Industries Ltd.	100	1,714
Sanyo Shokai Ltd.	600	8,063
Sanyo Special Steel Co. Ltd.	1,200	15,970
Sapporo Holdings Ltd.	2,500	62,289
Sata Construction Co. Ltd.	800	3,093
Sato Holdings Corp.	1,200	32,385
Sato Shoji Corp.	1,000	7,584
Satori Electric Co. Ltd.	900	6,709
Sawai Pharmaceutical Co. Ltd.	1,800	92,892
Saxa Holdings, Inc.	300	5,122
SB Technology Corp.	400	7,258
SBI Holdings, Inc.	7,860	167,995
SCREEN Holdings Co. Ltd.	1,300	76,587
Scroll Corp.	1,700	5,063
SCSK Corp.	2,232	104,659
Secom Co. Ltd.	7,100	647,323
Sega Sammy Holdings, Inc.	8,900	124,456
Seibu Holdings, Inc.	7,600	132,354
Seika Corp.	800	9,803
Seikagaku Corp.	2,400	25,104
Seikitokyu Kogyo Co. Ltd.	600	4,045
Seiko Epson Corp.(x)	10,500	147,607
Seiko Holdings Corp.	1,200	26,480
Seino Holdings Co. Ltd.	5,000	62,520
Seiren Co. Ltd.	3,200	36,757
Sekisui Chemical Co. Ltd.	15,400	238,282
Sekisui House Ltd.	21,300	418,613
Sekisui Jushi Corp.	1,000	19,653
Sekisui Plastics Co. Ltd.	1,000	6,927
Senko Group Holdings Co. Ltd.	4,000	31,112
Senshu Ikeda Holdings, Inc.	6,880	11,899
Senshukai Co. Ltd.*	2,200	5,840
Seven & i Holdings Co. Ltd.	29,236	1,117,255
Seven Bank Ltd.	26,000	71,177
SG Holdings Co. Ltd.	5,600	136,990
Sharp Corp.(x)	5,700	62,997
Shibaura Mechatronics Corp.	200	5,329
Shibusawa Warehouse Co. Ltd. (The)	600	10,516
Shibuya Corp.	700	18,697
Shiga Bank Ltd. (The)	200	4,541
Shikibo Ltd.	700	5,911
Shikoku Bank Ltd. (The)	1,600	14,502
Shikoku Chemicals Corp.	1,000	10,460
Shikoku Electric Power Co., Inc.	7,600	71,625
Shima Seiki Manufacturing Ltd.	900	20,618
Shimachu Co. Ltd.	100	2,441
Shimadzu Corp.	8,000	201,840
Shimamura Co. Ltd.	800	63,334
Shimano, Inc.	2,600	391,473
Shimizu Bank Ltd. (The)	400	6,814
Shimizu Corp.	24,200	218,891
Shimojima Co. Ltd.	800	8,250
Shin Nippon Air Technologies Co. Ltd.	900	14,891
Shin Nippon Biomedical Laboratories Ltd.*	700	4,325
Shinagawa Refractories Co. Ltd.	300	7,317
Shindengen Electric Manufacturing Co. Ltd.	400	12,874
Shin-Etsu Chemical Co. Ltd.	12,300	1,315,034
Shin-Etsu Polymer Co. Ltd.	2,500	17,341
Shingakukai Holdings Co. Ltd.	600	2,902
Shin-Keisei Electric Railway Co. Ltd.	200	3,875
Shinko Electric Industries Co. Ltd.	3,100	26,377
Shinko Shoji Co. Ltd.	2,200	18,902
Shinmaywa Industries Ltd.(x)	5,000	58,358
Shinnihon Corp.	1,600	11,172
Shinsei Bank Ltd.	7,900	115,002
Shinsho Corp.	300	6,565
Shinwa Co. Ltd.	600	11,986
Shinyei Kaisha*	100	697
Shionogi & Co. Ltd.	8,500	471,598
Ship Healthcare Holdings, Inc.(x)	1,500	63,746
Shiseido Co. Ltd.	14,300	1,141,223
Shizuoka Bank Ltd. (The)(x)	11,100	82,640
Shizuoka Gas Co. Ltd.	3,000	25,415
SHO-BOND Holdings Co. Ltd.(x)	1,800	63,094
Shobunsha Publications, Inc.*	700	2,441
Shochiku Co. Ltd.	400	51,792
Shoko Co. Ltd.*	400	2,345
Showa Corp.	2,600	37,440
Showa Denko KK	4,200	109,734
Showa Sangyo Co. Ltd.	1,000	28,347
Shuei Yobiko Co. Ltd.*	200	792
Siix Corp.	1,400	18,995
Sinanen Holdings Co. Ltd.	400	6,781
Sinfonia Technology Co. Ltd.	1,400	15,499
Sintokogio Ltd.	2,600	23,349
SK Japan Co. Ltd.	200	788
SKY Perfect JSAT Holdings, Inc.	9,000	36,375
Skylark Holdings Co. Ltd.	7,900	143,643
SMC Corp.	2,000	852,717
SMK Corp.	300	7,461
SMS Co. Ltd.	2,800	68,055
SNT Corp.	2,400	9,744
Soda Nikka Co. Ltd.	1,000	5,031
Softbank Corp.(x)	74,300	1,006,013
SoftBank Group Corp.	55,312	2,168,998
Softbrain Co. Ltd.	2,000	12,042
Sogo Medical Holdings Co. Ltd.	800	13,096
Sohgo Security Services Co. Ltd.	2,900	151,806
Sojitz Corp.	39,100	121,142
Sompo Holdings, Inc.(x)	12,550	524,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sony Corp.	47,700	$2,800,018
Sony Financial Holdings, Inc.	7,300	158,119
Soshin Electric Co. Ltd.	600	2,397
Sotetsu Holdings, Inc.	3,000	78,326
Space Value Holdings Co. Ltd.	2,000	9,212
SPK Corp.	200	4,735
Square Enix Holdings Co. Ltd.	4,000	194,220
SRA Holdings	600	13,274
ST Corp.	600	8,779
St Marc Holdings Co. Ltd.	800	17,602
Stanley Electric Co. Ltd.	5,400	142,635
Star Micronics Co. Ltd.	2,300	32,567
Starzen Co. Ltd.	400	15,889
Stella Chemifa Corp.	500	12,162
Studio Alice Co. Ltd.	500	9,276
Subaru Corp.	20,700	581,993
Sugi Holdings Co. Ltd.	1,500	81,156
Sugimoto & Co. Ltd.	600	10,582
SUMCO Corp.	8,000	107,283
Sumida Corp.	700	6,474
Suminoe Textile Co. Ltd.	300	8,407
Sumiseki Holdings, Inc.	3,800	4,639
Sumitomo Bakelite Co. Ltd.	1,200	46,835
Sumitomo Chemical Co. Ltd.	44,000	197,364
Sumitomo Corp.	39,080	610,100
Sumitomo Dainippon Pharma Co. Ltd.	4,700	77,156
Sumitomo Densetsu Co. Ltd.	900	18,320
Sumitomo Electric Industries Ltd.	19,000	240,916
Sumitomo Forestry Co. Ltd.(x)	4,800	63,748
Sumitomo Heavy Industries Ltd.	4,000	118,382
Sumitomo Metal Mining Co. Ltd.(x)	8,300	256,926
Sumitomo Mitsui Construction Co. Ltd.	7,200	37,756
Sumitomo Mitsui Financial Group, Inc.	49,050	1,676,206
Sumitomo Mitsui Trust Holdings, Inc.	12,341	444,675
Sumitomo Osaka Cement Co. Ltd.(x)	1,300	55,607
Sumitomo Precision Products Co. Ltd.	200	5,688
Sumitomo Realty & Development Co. Ltd.	15,400	585,805
Sumitomo Riko Co. Ltd.	2,000	15,963
Sumitomo Rubber Industries Ltd.	7,284	86,364
Sumitomo Seika Chemicals Co. Ltd.	400	11,801
Sumitomo Warehouse Co. Ltd. (The)	4,500	59,140
Sun Frontier Fudousan Co. Ltd.	1,000	11,921
Sundrug Co. Ltd.	1,700	53,457
Suntory Beverage & Food Ltd.	4,300	183,732
Sun-Wa Technos Corp.	600	4,789
Suruga Bank Ltd.	5,500	22,992
Sushiro Global Holdings Ltd.	800	53,790
Suzuden Corp.	300	3,646
Suzuken Co. Ltd.	3,190	171,117
Suzuki Motor Corp.	12,500	530,289
SWCC Showa Holdings Co. Ltd.	1,500	12,042
Sysmex Corp.	5,500	367,871
Systena Corp.	4,000	59,413
T Hasegawa Co. Ltd.	1,600	29,521
T RAD Co. Ltd.	400	6,515
T&D Holdings, Inc.	21,600	228,735
Tac Co. Ltd.	700	1,282
Tachibana Eletech Co. Ltd.	840	12,741
Tachi-S Co. Ltd.	1,600	19,355
Tadano Ltd.(x)	5,000	47,584
Taihei Dengyo Kaisha Ltd.	500	11,034
Taiheiyo Cement Corp.	4,478	119,731
Taiheiyo Kouhatsu, Inc.	400	2,889
Taiho Kogyo Co. Ltd.	800	5,697
Taikisha Ltd.	2,100	63,218
Taiko Pharmaceutical Co. Ltd.	400	9,123
Taisei Corp.	6,700	259,325
Taisei Lamick Co. Ltd.	300	7,894
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	101,642
Taiyo Holdings Co. Ltd.	900	30,257
Taiyo Nippon Sanso Corp.	7,600	153,441
Taiyo Yuden Co. Ltd.(x)	3,800	92,395
Takachiho Koheki Co. Ltd.	500	5,147
Takadakiko Co. Ltd.	100	2,320
Takamatsu Construction Group Co. Ltd.	1,000	22,927
Takano Co. Ltd.	400	2,867
Takaoka Toko Co. Ltd.	400	4,184
Taka-Q Co. Ltd.*	500	814
Takara Bio, Inc.	1,700	34,605
Takara Holdings, Inc.	6,000	59,320
Takara Leben Co. Ltd.	4,400	17,010
Takara Printing Co. Ltd.	700	10,812
Takara Standard Co. Ltd.	2,500	41,179
Takasago International Corp.	800	19,348
Takasago Thermal Engineering Co. Ltd.	3,900	64,420
Takashima & Co. Ltd.	200	2,967
Takashimaya Co. Ltd.	5,300	61,713
Take And Give Needs Co. Ltd.	600	6,509
Takeda Pharmaceutical Co. Ltd.	62,500	2,132,948
Takihyo Co. Ltd.	200	3,366
Takuma Co. Ltd.	4,000	45,318
Tamron Co. Ltd.	1,200	25,726
Tamura Corp.	3,000	16,009
Tanaka Co. Ltd.	300	1,767
Tanseisha Co. Ltd.	1,950	21,804
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	8,546
Taya Co. Ltd.*	200	1,104
Tayca Corp.	1,000	18,081
TBK Co. Ltd.	1,000	3,801
TDC Soft, Inc.	800	5,875
TDK Corp.	3,700	330,904
Teac Corp.*	600	1,077
TechnoPro Holdings, Inc.	1,500	88,786
Teijin Ltd.	5,200	99,840
Teikoku Electric Manufacturing Co. Ltd.	800	8,708
Teikoku Sen-I Co. Ltd.	1,000	16,610
Teikoku Tsushin Kogyo Co. Ltd.	400	4,199
Tekken Corp.	800	20,421
Ten Allied Co. Ltd.*	800	3,196
Tenma Corp.	1,100	20,011
Terumo Corp.	19,800	637,262
T-Gaia Corp.	2,000	40,305
THK Co. Ltd.	5,300	138,866
Tigers Polymer Corp.	600	3,324
TIS, Inc.	2,300	132,523
Titan Kogyo Ltd.	100	2,299
TKC Corp.	900	38,955
Toa Corp./Hyogo	1,000	11,302
Toa Corp./Tokyo	1,100	13,266
TOA ROAD Corp.	200	6,326
Toabo Corp.	400	1,953
Toagosei Co. Ltd.	6,500	73,101
Tobishima Corp.	800	8,575
Tobu Railway Co. Ltd.	6,800	220,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TOC Co. Ltd.	4,700	$35,861
Tocalo Co. Ltd.	2,400	19,844
Tochigi Bank Ltd. (The)	6,000	10,821
Toda Corp.	14,000	80,407
Toda Kogyo Corp.	100	2,048
Toei Co. Ltd.	500	70,844
Toenec Corp.	200	6,391
Toho Bank Ltd. (The)	10,000	23,491
Toho Co. Ltd.	4,100	179,547
Toho Co. Ltd./Kobe	400	6,874
Toho Gas Co. Ltd.	3,200	122,229
Toho Holdings Co. Ltd.	1,900	43,948
Toho Titanium Co. Ltd.	2,100	16,043
Toho Zinc Co. Ltd.	700	12,941
Tohoku Bank Ltd. (The)	600	5,860
Tohoku Electric Power Co., Inc.	14,600	142,320
Tohto Suisan Co. Ltd.	200	4,745
Tokai Carbon Co. Ltd.(x)	6,400	64,340
TOKAI Holdings Corp.	2,000	18,701
Tokai Rika Co. Ltd.	2,900	48,975
Tokai Senko KK	100	1,040
Tokai Tokyo Financial Holdings, Inc.	9,600	26,458
Token Corp.	520	31,885
Tokio Marine Holdings, Inc.	24,500	1,309,461
Tokushu Tokai Paper Co. Ltd.	800	27,931
Tokuyama Corp.	2,200	50,399
Tokyo Broadcasting System Holdings, Inc.	3,700	59,816
Tokyo Century Corp.	1,400	64,675
Tokyo Dome Corp.(x)	4,500	43,283
Tokyo Electric Power Co. Holdings, Inc.*	54,600	267,130
Tokyo Electron Ltd.	4,800	912,943
Tokyo Energy & Systems, Inc.	1,000	8,129
Tokyo Gas Co. Ltd.	13,100	330,090
Tokyo Individualized Educational Institute, Inc.	900	7,741
Tokyo Keiki, Inc.	800	6,563
Tokyo Kikai Seisakusho Ltd.	300	1,040
Tokyo Kiraboshi Financial Group, Inc.	1,451	18,788
Tokyo Ohka Kogyo Co. Ltd.	1,300	48,213
Tokyo Rakutenchi Co. Ltd.	200	10,543
Tokyo Rope Manufacturing Co. Ltd.	800	7,473
Tokyo Sangyo Co. Ltd.	1,000	4,569
Tokyo Seimitsu Co. Ltd.	100	2,936
Tokyo Steel Manufacturing Co. Ltd.	3,800	29,100
Tokyo Tatemono Co. Ltd.	7,591	106,572
Tokyo Tekko Co. Ltd.	400	4,965
Tokyo Theatres Co., Inc.	400	5,053
Tokyotokeiba Co. Ltd.	800	24,342
Tokyu Construction Co. Ltd.	4,940	37,738
Tokyu Corp.	18,000	337,609
Tokyu Fudosan Holdings Corp.	20,000	127,445
Toli Corp.	3,000	6,964
Tomato Bank Ltd.	400	3,944
Tomen Devices Corp.	100	2,184
Tomoe Corp.	1,800	6,659
Tomoe Engineering Co. Ltd.	400	8,738
Tomoegawa Co. Ltd.	400	3,633
Tomoku Co. Ltd.	800	11,402
TOMONY Holdings, Inc.(x)	9,400	30,428
Tomy Co. Ltd.	3,700	42,261
Tonami Holdings Co. Ltd.	200	8,518
Top Culture Co. Ltd.*	400	1,324
Topcon Corp.	2,800	37,109
Toppan Forms Co. Ltd.	2,600	24,575
Toppan Printing Co. Ltd.	9,200	162,686
Topre Corp.	2,500	39,399
Topy Industries Ltd.(x)	1,000	17,776
Toray Industries, Inc.	54,000	400,586
Torigoe Co. Ltd. (The)	1,200	9,977
Torii Pharmaceutical Co. Ltd.	800	21,346
Torishima Pump Manufacturing Co. Ltd.	1,500	13,540
Tose Co. Ltd.	300	2,389
Toshiba Machine Co. Ltd.	1,400	28,952
Toshiba Plant Systems & Services Corp.	2,000	33,332
Toshiba TEC Corp.	1,400	41,304
Tosoh Corp.	10,700	141,314
Totetsu Kogyo Co. Ltd.	1,000	29,549
TOTO Ltd.(x)	5,400	202,016
Totoku Electric Co. Ltd.	100	1,809
Tottori Bank Ltd. (The)	300	3,990
Toukei Computer Co. Ltd.	200	5,901
Tow Co. Ltd.	600	4,090
Towa Bank Ltd. (The)	1,300	9,510
Towa Corp.	1,200	9,478
Towa Pharmaceutical Co. Ltd.	1,800	41,685
Toyo Construction Co. Ltd.	3,600	15,549
Toyo Corp.	1,600	15,878
Toyo Denki Seizo KK	400	5,464
Toyo Engineering Corp.*	1,600	9,160
Toyo Ink SC Holdings Co. Ltd.	200	4,532
Toyo Kanetsu KK	600	10,693
Toyo Logistics Co. Ltd.	1,000	2,969
Toyo Machinery & Metal Co. Ltd.	1,000	5,272
Toyo Securities Co. Ltd.	4,000	6,807
Toyo Seikan Group Holdings Ltd.	4,800	74,403
Toyo Shutter Co. Ltd.	200	1,298
Toyo Sugar Refining Co. Ltd.	200	1,974
Toyo Suisan Kaisha Ltd.	2,400	96,111
Toyo Tanso Co. Ltd.	700	15,039
Toyo Tire Corp.	5,000	63,168
Toyo Wharf & Warehouse Co. Ltd.	300	3,754
Toyobo Co. Ltd.	1,700	22,279
Toyoda Gosei Co. Ltd.	2,400	48,011
Toyota Boshoku Corp.	1,800	25,154
Toyota Industries Corp.	5,700	326,844
Toyota Motor Corp.	148,580	9,915,868
Toyota Tsusho Corp.	7,800	251,403
TPR Co. Ltd.	1,500	23,875
Transcosmos, Inc.	1,600	38,548
Trend Micro, Inc.	3,400	161,628
Trusco Nakayama Corp.	1,400	32,655
TS Tech Co. Ltd.	2,300	69,771
TSI Holdings Co. Ltd.	4,825	26,730
Tsubakimoto Chain Co.	1,200	38,345
Tsubakimoto Kogyo Co. Ltd.	200	6,946
Tsudakoma Corp.	300	3,660
Tsugami Corp.(x)	3,000	25,387
Tsukamoto Corp. Co. Ltd.	200	1,938
Tsukishima Kikai Co. Ltd.	2,000	25,637
Tsukuba Bank Ltd.	5,400	9,139
Tsumura & Co.(x)	2,700	72,166
Tsuruha Holdings, Inc.	1,400	152,398
Tsutsumi Jewelry Co. Ltd.	500	9,628
TV Asahi Holdings Corp.	3,000	47,029
Tv Tokyo Holdings Corp.	500	10,206
TYK Corp.	1,000	2,691
UACJ Corp.(x)	1,226	20,568
Ube Industries Ltd.	100	2,015
Uchida Yoko Co. Ltd.	400	14,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ueki Corp.	100	$2,287
Ulvac, Inc.	1,200	48,166
Unicafe, Inc.	300	2,775
Unicharm Corp.	14,600	461,799
Uniden Holdings Corp.	300	5,169
Union Tool Co.	800	23,269
Unipres Corp.	1,600	25,052
United Arrows Ltd.	1,100	32,148
United Super Markets Holdings, Inc.(x)	3,520	31,318
Unitika Ltd.*	2,900	8,529
Unizo Holdings Co. Ltd.	1,100	48,985
Ushio, Inc.	6,300	88,914
USS Co. Ltd.	9,100	176,487
Utoc Corp.	900	4,087
Valor Holdings Co. Ltd.	2,400	40,398
Valqua Ltd.	1,000	20,097
Vital KSK Holdings, Inc.(x)	2,300	22,271
Wacoal Holdings Corp.	500	12,842
Wacom Co. Ltd.	8,000	25,970
Wakachiku Construction Co. Ltd.	700	9,711
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,303
Warabeya Nichiyo Holdings Co. Ltd.	700	12,754
Watabe Wedding Corp.	300	1,601
WATAMI Co. Ltd.	1,400	17,545
Weathernews, Inc.	300	9,212
Welcia Holdings Co. Ltd.	2,000	100,624
West Japan Railway Co.	6,400	540,471
Wood One Co. Ltd.	400	3,888
Xebio Holdings Co. Ltd.	1,400	15,240
YAC Holdings Co. Ltd.	500	3,121
Yahagi Construction Co. Ltd.	1,700	10,880
Yaizu Suisankagaku Industry Co. Ltd.	600	5,827
Yakult Honsha Co. Ltd.	4,900	273,720
YAMABIKO Corp.	2,000	21,031
Yamada Denki Co. Ltd.	22,372	108,213
Yamagata Bank Ltd. (The)	1,400	18,891
Yamaguchi Financial Group, Inc.(x)	1,000	6,862
Yamaha Corp.	3,800	170,451
Yamaha Motor Co. Ltd.	10,000	181,087
Yamaha Motor Robotics Holdings Co. Ltd.*	900	3,396
Yamaichi Electronics Co. Ltd.	1,200	13,540
Yamanashi Chuo Bank Ltd. (The)	1,400	13,311
Yamashita Health Care Holdings, Inc.	100	1,220
Yamatane Corp.	600	7,519
Yamato Corp.	1,000	6,520
Yamato Holdings Co. Ltd.	11,700	175,946
Yamato International, Inc.	700	2,583
Yamato Kogyo Co. Ltd.(x)	1,200	29,743
Yamaura Corp.	500	4,018
Yamaya Corp.	110	2,229
Yamazaki Baking Co. Ltd.	6,000	106,987
Yamazawa Co. Ltd.	300	4,634
Yamazen Corp.	4,700	40,860
Yaoko Co. Ltd.	1,000	44,671
Yaskawa Electric Corp.	7,600	278,696
Yasuda Logistics Corp.	1,000	8,601
Yellow Hat Ltd.	2,200	32,392
Yodogawa Steel Works Ltd.	1,800	33,528
Yokogawa Bridge Holdings Corp.	2,000	29,984
Yokogawa Electric Corp.	6,400	117,020
Yokohama Reito Co. Ltd.	2,600	24,888
Yokohama Rubber Co. Ltd. (The)	5,000	99,931
Yokowo Co. Ltd.	1,000	27,302
Yomeishu Seizo Co. Ltd.	500	8,828
Yomiuri Land Co. Ltd.	200	8,268
Yondenko Corp.	200	5,235
Yondoshi Holdings, Inc.	900	21,858
Yorozu Corp.	700	8,423
Yoshinoya Holdings Co. Ltd.	3,000	67,838
Yuasa Trading Co. Ltd.	1,200	34,183
Yuken Kogyo Co. Ltd.	200	2,993
Yurtec Corp.	2,000	12,134
Yushin Precision Equipment Co. Ltd.	1,200	10,455
Yushiro Chemical Industry Co. Ltd.	600	7,419
Z Holdings Corp.	50,100	140,859
Zappallas, Inc.*	1,000	3,662
Zenkoku Hosho Co. Ltd.	2,400	93,336
Zenrin Co. Ltd.	2,550	43,135
Zensho Holdings Co. Ltd.(x)	4,600	99,126
Zeon Corp.	7,000	85,262
Zeria Pharmaceutical Co. Ltd.(x)	1,100	19,309
ZOZO, Inc.(x)	6,800	156,722
Zuken, Inc.	800	13,762

		161,727,009

Mexico (0.2%)
Fresnillo plc(x)	12,042	101,215
Grupo Televisa SAB (ADR)	220,000	2,151,600

		2,252,815

Netherlands (4.5%)
Akzo Nobel NV	7,395	659,242
ASML Holding NV	48,085	11,910,228
EXOR NV	89,300	5,984,004
ING Groep NV	332,643	3,482,067
Koninklijke Ahold Delhaize NV	92,743	2,320,412
Koninklijke Philips NV	78,777	3,649,177
Royal Dutch Shell plc, Class A	283,792	8,318,645
Royal Dutch Shell plc, Class B	243,708	7,179,642

		43,503,417

New Zealand (0.1%)
a2 Milk Co. Ltd.*	33,668	276,327
Fisher & Paykel Healthcare Corp. Ltd.	7,356	79,687
Fletcher Building Ltd.	17,976	57,631
SKYCITY Entertainment Group Ltd.	12,612	31,496
Spark New Zealand Ltd.	15,442	42,628
Xero Ltd.*	6,287	264,322

		752,091

Russia (0.0%)
Evraz plc	36,843	211,824

South Africa (0.6%)
Anglo American plc	65,536	1,507,809
Naspers Ltd., Class N	26,020	3,943,031

		5,450,840

South Korea (1.1%)
NAVER Corp.	47,500	6,234,586
Samsung Electronics Co. Ltd.	98,600	4,043,247

		10,277,833

Spain (2.3%)
Amadeus IT Group SA	37,223	2,666,340
Banco Bilbao Vizcaya Argentaria SA	562,601	2,931,436
Banco Santander SA	1,376,398	5,605,516
Iberdrola SA	507,200	5,271,716
Industria de Diseno Textil SA	94,628	2,929,170
Telefonica SA	393,831	3,005,222

		22,409,400

Sweden (1.6%)
Hennes & Mauritz AB, Class B	350,634	6,797,507
SKF AB, Class B	238,200	3,936,910
Volvo AB, Class B	352,600	4,951,920

		15,686,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Switzerland (3.8%)
Cie Financiere Richemont SA (Registered)	45,300	$3,323,347
Coca-Cola HBC AG*	11,251	367,561
Credit Suisse Group AG (Registered)*	794,400	9,738,474
Glencore plc*	4,531,670	13,637,261
Kuehne + Nagel International AG (Registered)	19,700	2,901,558
LafargeHolcim Ltd. (Registered)*	91,079	4,482,541
Nestle SA (Registered)	2,800	303,776
Swatch Group AG (The)	8,340	2,213,583

		36,968,101

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	3,164,982

United Arab Emirates (0.0%)
NMC Health plc	4,829	160,906

United Kingdom (19.7%)
3i Group plc	63,846	915,724
Admiral Group plc	12,783	332,893
Ashtead Group plc	222,995	6,207,514
Associated British Foods plc	22,458	635,933
AstraZeneca plc	85,118	7,599,133
Auto Trader Group plc(m)	58,425	366,366
AVEVA Group plc	4,726	215,002
Aviva plc	249,476	1,224,826
BAE Systems plc	205,993	1,443,688
Barclays plc	1,107,691	2,048,390
Barratt Developments plc	63,007	502,007
Berkeley Group Holdings plc	6,728	345,704
BP plc	1,294,870	8,212,090
British American Tobacco plc	150,454	5,563,596
British Land Co. plc (The) (REIT)	56,016	402,778
BT Group plc	538,083	1,181,485
Bunzl plc	20,221	528,333
Burberry Group plc	26,586	710,655
Centrica plc	334,294	303,094
CNH Industrial NV	931,800	9,485,848
Compass Group plc	102,612	2,640,667
Croda International plc	7,859	469,623
CYBG plc (CHDI)	42,653	59,880
DCC plc	6,356	554,554
Diageo plc	158,168	6,481,867
DS Smith plc	87,864	389,352
Experian plc	59,175	1,890,997
G4S plc	993,700	2,311,653
GlaxoSmithKline plc	317,931	6,819,852
Halma plc	24,067	583,250
Hargreaves Lansdown plc	17,932	458,384
Hiscox Ltd.	17,113	349,285
HSBC Holdings plc	1,310,171	10,061,811
Imperial Brands plc	61,886	1,391,113
Informa plc	82,435	863,570
InterContinental Hotels Group plc	12,332	769,513
International Consolidated Airlines Group SA	97,719	570,714
Intertek Group plc	10,628	715,846
ITV plc	247,042	382,422
J Sainsbury plc	94,446	255,245
Janus Henderson Group plc (CHDI)	4,692	103,398
JD Sports Fashion plc	24,730	228,476
Johnson Matthey plc	12,467	468,601
Just Eat plc*	37,907	311,438
Kingfisher plc	137,895	350,627
Land Securities Group plc (REIT)	45,119	475,097
Legal & General Group plc	389,146	1,188,531
Liberty Global plc, Class A*	116,700	2,888,325
Liberty Global plc, Class C*	77,855	1,852,170
Linde plc	46,818	9,083,212
Lloyds Banking Group plc	18,622,279	12,391,868
London Stock Exchange Group plc	20,413	1,834,221
Meggitt plc	110,200	860,402
Melrose Industries plc	324,752	804,986
Mondi plc	31,161	596,932
National Grid plc	220,134	2,387,001
Next plc	8,104	616,390
Ocado Group plc*	27,992	455,172
Pearson plc	47,364	429,785
Persimmon plc	19,330	515,748
Phoenix Group Holdings plc	35,637	302,910
Prudential plc	169,745	3,078,472
Reckitt Benckiser Group plc	72,874	5,684,365
RELX plc	122,078	2,900,702
Rentokil Initial plc	113,335	651,884
Rightmove plc	58,982	399,302
Rolls-Royce Holdings plc*	746,324	7,271,400
Royal Bank of Scotland Group plc	2,414,511	6,163,150
RSA Insurance Group plc	61,051	400,999
Sage Group plc (The)	72,635	617,478
Schroders plc	183,268	6,929,118
Segro plc (REIT)	71,196	709,767
Severn Trent plc	14,862	395,623
Smith & Nephew plc	56,676	1,365,148
Smiths Group plc	149,302	2,882,116
Spirax-Sarco Engineering plc	4,870	469,751
SSE plc	66,864	1,023,958
St James’s Place plc	35,158	423,380
Standard Chartered plc	176,613	1,485,771
Standard Life Aberdeen plc	152,573	536,150
Taylor Wimpey plc	215,824	428,567
Tesco plc	628,516	1,862,428
Unilever NV	123,209	7,406,184
Unilever plc	70,639	4,247,169
United Utilities Group plc	43,733	444,048
Vodafone Group plc	1,737,977	3,461,826
Whitbread plc	11,268	594,915
Wm Morrison Supermarkets plc	121,946	300,327
WPP plc	470,466	5,888,738

		192,412,683

United States (0.7%)
Amcor plc	53,825	517,691
Carnival plc	9,722	402,839
Ferguson plc	60,922	4,452,451
James Hardie Industries plc (CHDI)	24,166	405,488
News Corp. (CHDI), Class B	2,956	42,058
Reliance Worldwide Corp. Ltd.(x)	33,740	91,774
ResMed, Inc. (CHDI)	23,600	315,868
Sims Metal Management Ltd.(x)	4,302	30,198
Willis Towers Watson plc	4,960	957,131

		7,215,498

Total Common Stocks (89.4%) (Cost $810,271,298)		871,498,399

CLOSED END FUND:
United Kingdom (0.0%)
Scottish Mortgage Investment Trust plc (Cost $591,528)	95,871	593,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Australia (0.0%)
Harvey Norman Holdings Ltd., expiring 10/11/19(x)* (Cost $—)	706	$855

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $700,047, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $714,000.(xx)	$700,000	700,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $600,042, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%- 2.750%, maturing 5/15/20-8/7/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $2,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $300,017, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $333,901.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,767,793, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,822,965.(xx)	2,767,613	2,767,613

Total Repurchase Agreements		6,367,613

Total Short-Term Investments (0.7%) (Cost $6,367,613)		6,367,613

Total Investments in Securities (90.1%) (Cost $817,230,439)		878,460,384
Other Assets Less Liabilities (9.9%)		96,609,118

Net Assets (100%)		$975,069,502

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $463,933 or 0.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $10,912,282. This was collateralized by $5,267,747 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/3/19-11/15/48 and by cash of $6,367,613 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$175,982,805	18.1%
Industrials	141,094,826	14.5
Consumer Discretionary	136,712,287	14.0
Materials	84,169,325	8.6
Consumer Staples	72,077,904	7.4
Health Care	63,930,577	6.6
Communication Services	62,497,568	6.4
Information Technology	56,477,935	5.8
Energy	47,102,354	4.8
Utilities	20,793,944	2.1
Real Estate	10,659,729	1.1
Repurchase Agreements	6,367,613	0.7
Closed End Fund	593,517	0.0 #
Cash and Other	96,609,118	9.9

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	172,791	3,607,987	260,279	(141,920)	3,153	683,156	4,412,655	227,534	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	977	12/2019	EUR	37,856,524	525,486
FTSE 100 Index	258	12/2019	GBP	23,422,226	303,176
SPI 200 Index	83	12/2019	AUD	9,358,283	24,496
TOPIX Index	157	12/2019	JPY	23,058,127	667,745

					1,520,903

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	1,383,214	USD	91,292	Goldman Sachs Bank USA	10/3/2019	40
USD	2,869,822	CHF	2,808,000	JPMorgan Chase Bank	12/18/2019	36,540
USD	853,093	JPY	91,562,635	Citibank NA	12/20/2019	1,162

Total unrealized appreciation						37,742

AUD	747,704	USD	515,340	HSBC Bank plc	12/20/2019	(9,393)
EUR	1,245,017	USD	1,370,302	Deutsche Bank AG	12/20/2019	(4,757)
EUR	2,998,815	USD	3,330,982	HSBC Bank plc	12/20/2019	(41,857)
GBP	685,835	USD	848,606	Deutsche Bank AG	12/20/2019	(2,507)
GBP	1,540,160	USD	1,906,054	HSBC Bank plc	12/20/2019	(5,994)
JPY	128,956,962	USD	1,204,205	Deutsche Bank AG	12/20/2019	(4,344)
JPY	208,404,068	USD	1,944,079	HSBC Bank plc	12/20/2019	(5,013)

Total unrealized depreciation						(73,865)

Net unrealized depreciation						(36,123)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Fund	$—	$593,517	$—		$593,517
Common Stocks
Australia	—	69,211,724	—	(b)	69,211,724
Belgium	—	6,824,009	—		6,824,009
Canada	5,107,800	—	—		5,107,800
Chile	—	240,848	—		240,848
China	3,609,445	2,174,349	—		5,783,794
Finland	—	4,583,648	—		4,583,648
France	—	123,982,695	—		123,982,695
Germany	—	115,214,062	—		115,214,062
India	—	1,381,235	—		1,381,235
Indonesia	—	1,960,911	—		1,960,911
Ireland	7,182,316	5,133,845	—		12,316,161
Italy	—	22,697,776	—		22,697,776
Japan	—	161,727,009	—		161,727,009
Mexico	2,151,600	101,215	—		2,252,815
Netherlands	—	43,503,417	—		43,503,417
New Zealand	—	752,091	—		752,091
Russia	—	211,824	—		211,824
South Africa	—	5,450,840	—		5,450,840
South Korea	—	10,277,833	—		10,277,833
Spain	—	22,409,400	—		22,409,400
Sweden	—	15,686,337	—		15,686,337
Switzerland	—	36,968,101	—		36,968,101
Taiwan	—	3,164,982	—		3,164,982
United Arab Emirates	—	160,906	—		160,906
United Kingdom	4,740,495	187,672,188	—		192,412,683
United States	957,131	6,258,367	—		7,215,498
Forward Currency Contracts	—	37,742	—		37,742
Futures	1,520,903	—	—		1,520,903
Rights
Australia	—	855	—		855
Short-Term Investments
Repurchase Agreements	—	6,367,613	—		6,367,613

Total Assets	$25,269,690	$854,749,339	$—		$880,019,029

Liabilities:
Forward Currency Contracts	$—	$(73,865)	$—		$(73,865)

Total Liabilities	$—	$(73,865)	$—		$(73,865)

Total	$25,269,690	$854,675,474	$—		$879,945,164

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,411,030
Aggregate gross unrealized depreciation	(100,236,924)

Net unrealized appreciation	$61,174,106

Federal income tax cost of investments in securities and derivative instruments, if applicable	$818,771,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	102,892	$3,893,433

Media (3.2%)
CBS Corp. (Non-Voting), Class B	35,832	1,446,538
Charter Communications, Inc., Class A*	7,363	3,034,439
Comcast Corp., Class A	63,214	2,849,687

		7,330,664

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	715,003	1,424,194

Total Communication Services		12,648,291

Consumer Discretionary (6.1%)
Automobiles (2.1%)
General Motors Co.	130,443	4,889,004

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	92,166	4,028,576

Internet & Direct Marketing Retail (1.4%)
eBay, Inc.	82,621	3,220,566

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	4,690	775,726
Gap, Inc. (The)	59,097	1,025,924

		1,801,650

Total Consumer Discretionary		13,939,796

Consumer Staples (6.4%)
Food Products (1.8%)
Archer-Daniels-Midland Co.	72,280	2,968,539
Danone SA (London Stock Exchange)	12,151	1,067,597
Danone SA (Turquoise Stock Exchange)	152	13,390

		4,049,526

Household Products (2.0%)
Kimberly-Clark Corp.	17,946	2,549,229
Reckitt Benckiser Group plc	26,559	2,071,673

		4,620,902

Tobacco (2.6%)
Philip Morris International, Inc.	80,268	6,094,749

Total Consumer Staples		14,765,177

Energy (15.5%)
Oil, Gas & Consumable Fuels (15.5%)
BP plc (ADR)	129,839	4,932,584
Canadian Natural Resources Ltd.	85,987	2,287,838
Chevron Corp.	43,191	5,122,452
Devon Energy Corp.	118,977	2,862,587
Encana Corp.	365,157	1,679,722
Exxon Mobil Corp.	8,284	584,933
Hess Corp.	55,270	3,342,729
Marathon Oil Corp.	270,288	3,316,434
Noble Energy, Inc.	102,017	2,291,302
Royal Dutch Shell plc (ADR), Class A	71,809	4,225,960
Suncor Energy, Inc.	153,745	4,855,267

Total Energy		35,501,808

Financials (29.5%)
Banks (18.6%)
Bank of America Corp.	385,056	11,232,084
Citigroup, Inc.	168,997	11,674,313
Citizens Financial Group, Inc.	80,241	2,838,124
Fifth Third Bancorp	111,199	3,044,629
JPMorgan Chase & Co.	68,615	8,075,299
PNC Financial Services Group, Inc. (The)	15,239	2,135,898
Wells Fargo & Co.	71,950	3,629,158

		42,629,505

Capital Markets (5.8%)
Bank of New York Mellon Corp. (The)	66,667	3,014,015
Goldman Sachs Group, Inc. (The)	14,478	3,000,276
Morgan Stanley	96,515	4,118,295
State Street Corp.	52,382	3,100,491

		13,233,077

Consumer Finance (0.7%)
Ally Financial, Inc.	50,397	1,671,164

Insurance (4.4%)
Allstate Corp. (The)	25,173	2,735,802
American International Group, Inc.	88,329	4,919,925
MetLife, Inc.	48,324	2,278,960

		9,934,687

Total Financials		67,468,433

Health Care (11.0%)
Biotechnology (1.1%)
Gilead Sciences, Inc.	40,986	2,597,692

Health Care Equipment & Supplies (0.6%)
Medtronic plc	12,732	1,382,950

Health Care Providers & Services (4.2%)
Anthem, Inc.	16,333	3,921,553
Cardinal Health, Inc.	37,682	1,778,214
CVS Health Corp.	31,463	1,984,371
McKesson Corp.	14,351	1,961,208

		9,645,346

Pharmaceuticals (5.1%)
Allergan plc	12,561	2,113,891
Bristol-Myers Squibb Co.	55,708	2,824,953
Mylan NV*	71,891	1,422,004
Novartis AG (ADR)	15,330	1,332,177
Sanofi (ADR)	82,723	3,832,556

		11,525,581

Total Health Care		25,151,569

Industrials (8.4%)
Aerospace & Defense (1.2%)
Arconic, Inc.	8,650	224,900
Textron, Inc.	53,966	2,642,175

		2,867,075

Building Products (1.8%)
Johnson Controls International plc	95,082	4,173,149

Electrical Equipment (2.9%)
Eaton Corp. plc	41,555	3,455,298
Emerson Electric Co.	47,247	3,158,935

		6,614,233

Industrial Conglomerates (0.8%)
General Electric Co.	197,627	1,766,786

Machinery (1.7%)
Caterpillar, Inc.	14,080	1,778,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	16,369	$2,016,824

		3,795,269

Total Industrials		19,216,512

Information Technology (8.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	84,572	4,178,703

IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A	37,688	2,271,267

Semiconductors & Semiconductor Equipment (3.8%)
Intel Corp.	75,818	3,906,902
NXP Semiconductors NV	9,279	1,012,524
QUALCOMM, Inc.	47,313	3,609,036

		8,528,462

Software (1.7%)
Microsoft Corp.	28,103	3,907,160

Total Information Technology		18,885,592

Materials (3.5%)
Chemicals (2.1%)
CF Industries Holdings, Inc.	39,003	1,918,948
Corteva, Inc.	97,788	2,738,064

		4,657,012

Containers & Packaging (1.4%)
International Paper Co.	78,144	3,267,982

Total Materials		7,924,994

Utilities (0.6%)
Independent Power and Renewable Electricity Producers (0.6%)
Vistra Energy Corp.	49,745	1,329,684

Total Utilities		1,329,684

Total Common Stocks (94.8%) (Cost $179,113,270)		216,831,856

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,526,805	5,528,463

Total Short-Term Investment (2.4%) (Cost $5,527,725)		5,528,463

Total Investments in Securities (97.2%) (Cost $184,640,995)		222,360,319
Other Assets Less Liabilities (2.8%)		6,453,059

Net Assets (100%)		$228,813,378

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	4,748,064	USD	3,581,823	CIBC World Markets, Inc.	10/4/2019	2,151
CAD	15,560	USD	11,739	Deutsche Bank AG	10/4/2019	6
CAD	101,719	USD	76,652	Royal Bank of Canada	10/4/2019	129
EUR	4,172,565	USD	4,548,096	CIBC World Markets, Inc.	10/4/2019	483
USD	101,293	CAD	133,625	Goldman Sachs International	10/4/2019	429
USD	117,380	CAD	154,276	Royal Bank of Canada	10/4/2019	928
USD	695,444	CHF	684,938	Royal Bank of Canada	10/4/2019	9,048
USD	4,725,707	EUR	4,299,453	Goldman Sachs International	10/4/2019	38,805
USD	179,581	EUR	163,769	Royal Bank of Canada	10/4/2019	1,054
USD	93,292	GBP	74,995	Deutsche Bank AG	10/4/2019	1,074
USD	204,005	GBP	164,911	Royal Bank of Canada	10/4/2019	1,222
USD	668,124	CHF	664,360	Royal Bank of Canada	11/1/2019	563
USD	4,206,220	GBP	3,413,175	CIBC World Markets, Inc.	11/1/2019	3,919
USD	65,623	GBP	53,255	Goldman Sachs International	11/1/2019	55

Total unrealized appreciation						59,866

CAD	96,253	USD	72,809	Royal Bank of Canada	10/4/2019	(154)
CHF	684,938	USD	687,308	Royal Bank of Canada	10/4/2019	(912)
EUR	290,658	USD	321,941	Goldman Sachs International	10/4/2019	(5,090)
GBP	3,438,908	USD	4,233,296	CIBC World Markets, Inc.	10/4/2019	(4,633)
USD	3,221	CAD	4,299	Goldman Sachs International	10/4/2019	(24)
USD	3,499,434	CAD	4,669,396	Royal Bank of Canada	10/4/2019	(25,160)
USD	3,859,969	GBP	3,199,002	Royal Bank of Canada	10/4/2019	(73,694)
USD	3,582,920	CAD	4,747,495	CIBC World Markets, Inc.	11/1/2019	(2,300)
USD	4,541,916	EUR	4,158,254	CIBC World Markets, Inc.	11/1/2019	(1,642)
USD	23,771	EUR	21,772	Goldman Sachs International	11/1/2019	(19)

Total unrealized depreciation						(113,628)

Net unrealized depreciation						(53,762)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,224,097	$1,424,194	$—	$12,648,291
Consumer Discretionary	13,939,796	—	—	13,939,796
Consumer Staples	11,612,517	3,152,660	—	14,765,177
Energy	35,501,808	—	—	35,501,808
Financials	67,468,433	—	—	67,468,433
Health Care	25,151,569	—	—	25,151,569
Industrials	19,216,512	—	—	19,216,512
Information Technology	18,885,592	—	—	18,885,592
Materials	7,924,994	—	—	7,924,994
Utilities	1,329,684	—	—	1,329,684
Forward Currency Contracts	—	59,866	—	59,866
Short-Term Investment
Investment Company	5,528,463	—	—	5,528,463

Total Assets	$217,783,465	$4,636,720	$—	$222,420,185

Liabilities:
Forward Currency Contracts	$—	$(113,628)	$—	$(113,628)

Total Liabilities	$—	$(113,628)	$—	$(113,628)

Total	$217,783,465	$4,523,092	$—	$222,306,557

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,251,493
Aggregate gross unrealized depreciation	(14,587,960)

Net unrealized appreciation	$36,663,533

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,643,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.1%)
Dexus (REIT)	147,791	$1,190,036
Goodman Group (REIT)	115,808	1,108,374
GPT Group (The) (REIT)	207,164	861,324
Mirvac Group (REIT)	683,142	1,410,925
Scentre Group (REIT)	938,921	2,490,538

		7,061,197

Brazil (0.6%)
BR Malls Participacoes SA	133,800	466,615
BR Properties SA*	70,500	199,541
Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,800	247,223
Multiplan Empreendimentos Imobiliarios SA*	51,800	359,425

		1,272,804

Canada (2.7%)
Allied Properties REIT (REIT)	41,528	1,679,175
Canadian Apartment Properties REIT (REIT)	19,097	785,156
H&R REIT (REIT)	31,819	555,514
Killam Apartment REIT (REIT)	83,829	1,267,385
SmartCentres REIT (REIT)	71,100	1,744,160
Summit Industrial Income REIT (REIT)	8,800	87,213

		6,118,603

Chile (0.1%)
Parque Arauco SA	74,580	212,750

China (5.1%)
Agile Group Holdings Ltd.	158,000	191,913
China Aoyuan Group Ltd.	224,000	253,789
China Evergrande Group*	266,000	566,773
China Jinmao Holdings Group Ltd.	1,006,000	576,309
China Overseas Land & Investment Ltd.	556,000	1,748,651
China Resources Land Ltd.	396,000	1,659,747
China SCE Group Holdings Ltd.	458,000	210,952
CIFI Holdings Group Co. Ltd.	738,000	431,254
Country Garden Holdings Co. Ltd.	952,000	1,206,140
Guangzhou R&F Properties Co. Ltd., Class H	93,600	141,635
Jiayuan International Group Ltd.	140,000	58,410
KWG Group Holdings Ltd.*	217,500	190,646
Logan Property Holdings Co. Ltd.	122,000	173,714
Longfor Group Holdings Ltd.(m)	213,000	796,267
Ronshine China Holdings Ltd.(m)*	145,500	169,676
Shenzhen Investment Ltd.	592,000	218,289
Shimao Property Holdings Ltd.	334,000	975,873
SOHO China Ltd.	234,000	66,877
Sunac China Holdings Ltd.	312,000	1,253,939
Times China Holdings Ltd.	156,000	242,826
Yuexiu Property Co. Ltd.	1,752,000	380,010

		11,513,690

France (1.5%)
Icade (REIT)	11,747	1,050,539
Unibail-Rodamco-Westfield (REIT)	15,708	2,289,925

		3,340,464

Germany (4.7%)
Aroundtown SA	197,254	1,613,337
Deutsche Wohnen SE	47,100	1,719,264
Grand City Properties SA	76,092	1,711,809
LEG Immobilien AG	12,684	1,451,617
Vonovia SE	82,896	4,205,909

		10,701,936

Hong Kong (5.8%)
CK Asset Holdings Ltd.	255,500	1,730,999
Hang Lung Properties Ltd.	303,000	688,135
K Wah International Holdings Ltd.	131,000	69,196
Kerry Properties Ltd.	51,000	157,144
Link REIT (REIT)	317,500	3,502,032
New World Development Co. Ltd.	1,513,000	1,965,161
Sino Land Co. Ltd.	924,000	1,388,765
Sun Hung Kai Properties Ltd.	130,000	1,870,957
Swire Properties Ltd.	198,400	622,713
Wharf Real Estate Investment Co. Ltd.	183,000	999,324
Yuexiu REIT (REIT)	188,000	120,413

		13,114,839

Indonesia (0.2%)
Bumi Serpong Damai Tbk. PT*	1,155,900	113,188
Pakuwon Jati Tbk. PT	2,945,000	137,966
Summarecon Agung Tbk. PT	1,548,600	126,004

		377,158

Ireland (0.3%)
Green REIT plc (REIT)	321,199	667,273

Japan (10.9%)
Activia Properties, Inc. (REIT)	227	1,158,881
Advance Residence Investment Corp. (REIT)	257	843,792
Comforia Residential REIT, Inc. (REIT)	362	1,161,748
Daiwa Office Investment Corp. (REIT)	273	2,118,354
Invincible Investment Corp. (REIT)	589	363,341
Japan Hotel REIT Investment Corp. (REIT)	1,252	933,283
Japan Real Estate Investment Corp. (REIT)	97	650,405
Japan Rental Housing Investments, Inc. (REIT)	848	780,356
Japan Retail Fund Investment Corp. (REIT)	389	822,431
Kenedix Office Investment Corp. (REIT)	86	679,251
LaSalle Logiport REIT (REIT)	363	519,698
Mitsubishi Estate Co. Ltd.	95,880	1,847,990
Mitsui Fudosan Co. Ltd.	147,142	3,645,719
Mitsui Fudosan Logistics Park, Inc. (REIT)	195	812,462
Mori Hills REIT Investment Corp. (REIT)	674	1,069,673
Nippon Accommodations Fund, Inc. (REIT)	13	80,916
Nippon Prologis REIT, Inc. (REIT)	348	952,997
Nomura Real Estate Holdings, Inc.	30,400	656,218
Nomura Real Estate Master Fund, Inc. (REIT)	500	902,659
Orix JREIT, Inc. (REIT)	699	1,525,679
Sumitomo Realty & Development Co. Ltd.	35,611	1,354,618
Tokyu Fudosan Holdings Corp.	221,700	1,412,729
Tokyu REIT, Inc. (REIT)	201	382,388

		24,675,588

Malaysia (0.1%)
IOI Properties Group Bhd.	474,400	129,166
Sime Darby Property Bhd.	623,300	125,047

		254,213

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.5%)
Fibra Uno Administracion SA de CV (REIT)	410,700	600,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Macquarie Mexico Real Estate Management SA de CV (REIT)(m)	269,200	$338,444
PLA Administradora Industrial S de RL de CV (REIT)	142,200	219,994

		1,158,650

Netherlands (0.3%)
InterXion Holding NV*	7,547	614,779

Philippines (0.9%)
Altus San Nicolas Corp.(r)*	5,773	579
Ayala Land, Inc.	875,380	835,183
Megaworld Corp.	1,427,000	120,316
Robinsons Land Corp.	299,100	141,384
SM Prime Holdings, Inc.	1,146,700	823,022

		1,920,484

Singapore (2.6%)
Ascendas India Trust	377,300	425,849
Ascendas REIT (REIT)	384,000	866,823
CapitaLand Commercial Trust (REIT)	450,100	674,100
CapitaLand Ltd.	422,100	1,078,040
CapitaLand Mall Trust (REIT)	381,600	726,121
CapitaLand Retail China Trust (REIT)	360,900	399,506
City Developments Ltd.	88,800	630,913
Mapletree Commercial Trust (REIT)	318,800	528,200
Mapletree Logistics Trust (REIT)	256,300	300,406
Mapletree North Asia Commercial Trust (REIT)(m)	216,300	206,574
Yanlord Land Group Ltd.	79,300	67,128

		5,903,660

South Africa (0.7%)
Growthpoint Properties Ltd. (REIT)	451,359	688,438
Hyprop Investments Ltd. (REIT)	51,937	212,069
Redefine Properties Ltd. (REIT)	769,739	397,957
SA Corporate Real Estate Ltd. (REIT)	1,082,202	227,230

		1,525,694

Spain (1.0%)
Inmobiliaria Colonial SOCIMI SA (REIT)	89,101	1,075,070
Merlin Properties SOCIMI SA (REIT)	88,384	1,234,040

		2,309,110

Sweden (1.8%)
Fabege AB	82,954	1,366,830
Hufvudstaden AB, Class A	73,086	1,323,025
Wihlborgs Fastigheter AB	83,078	1,350,306

		4,040,161

Switzerland (0.8%)
Swiss Prime Site AG (Registered)*	17,670	1,728,847

Thailand (0.4%)
AP Thailand PCL	340,600	75,169
Central Pattana PCL	366,700	815,289
Origin Property PCL, Class F	92,400	23,564
Supalai PCL	137,000	80,628

		994,650

Turkey (0.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (REIT)	292,105	71,901

United Arab Emirates (0.1%)
Emaar Malls PJSC	244,260	125,018

United Kingdom (3.9%)
Assura plc (REIT)	1,138,256	997,874
Big Yellow Group plc (REIT)	51,870	662,640
Derwent London plc (REIT)	22,992	952,693
Grainger plc	200,828	607,443
Land Securities Group plc (REIT)	139,168	1,465,420
Segro plc (REIT)	185,113	1,845,427
Tritax Big Box REIT plc (REIT)	631,424	1,161,446
UNITE Group plc (The) (REIT)	34,709	466,027
Workspace Group plc (REIT)	58,142	688,077

		8,847,047

United States (49.8%)
Agree Realty Corp. (REIT)	29,439	2,153,463
Alexandria Real Estate Equities, Inc. (REIT)	12,654	1,949,222
American Assets Trust, Inc. (REIT)	17,118	800,095
American Homes 4 Rent LP (REIT), Class A	86,974	2,251,757
Americold Realty Trust (REIT)	32,864	1,218,268
AvalonBay Communities, Inc. (REIT)	31,191	6,716,358
Boston Properties, Inc. (REIT)	53,685	6,960,797
Camden Property Trust (REIT)	9,943	1,103,772
CareTrust REIT, Inc. (REIT)	29,508	693,586
Crown Castle International Corp. (REIT)	4,259	592,044
CyrusOne, Inc. (REIT)	27,713	2,192,098
Digital Realty Trust, Inc. (REIT)	18,758	2,434,976
EastGroup Properties, Inc. (REIT)	6,491	811,505
Empire State Realty Trust, Inc. (REIT), Class A	82,465	1,176,776
EPR Properties (REIT)	12,773	981,733
Equity LifeStyle Properties, Inc. (REIT)	17,129	2,288,434
Equity Residential (REIT)	27,957	2,411,571
Essential Properties Realty Trust, Inc. (REIT)	49,190	1,126,943
Essex Property Trust, Inc. (REIT)	12,767	4,170,341
Extra Space Storage, Inc. (REIT)	7,005	818,324
Federal Realty Investment Trust (REIT)	12,736	1,733,879
Four Corners Property Trust, Inc. (REIT)	17,096	483,475
Gaming and Leisure Properties, Inc. (REIT)	17,415	665,950
HCP, Inc. (REIT)	113,417	4,041,048
Healthcare Realty Trust, Inc. (REIT)	53,631	1,796,638
Hudson Pacific Properties, Inc. (REIT)	92,435	3,092,875
Invitation Homes, Inc. (REIT)	103,666	3,069,550
Liberty Property Trust (REIT)	27,948	1,434,571
Macerich Co. (The) (REIT)	61,913	1,955,832
Mid-America Apartment Communities, Inc. (REIT)	18,761	2,439,118
National Retail Properties, Inc. (REIT)	12,759	719,608
Omega Healthcare Investors, Inc. (REIT)	27,784	1,161,093
Park Hotels & Resorts, Inc. (REIT)	61,494	1,535,505
Pebblebrook Hotel Trust (REIT)	84,258	2,344,058
Prologis, Inc. (REIT)	78,138	6,658,920
Public Storage (REIT)	11,258	2,761,250
QTS Realty Trust, Inc. (REIT), Class A	23,457	1,205,924
Realty Income Corp. (REIT)	16,977	1,301,796
Regency Centers Corp. (REIT)	36,135	2,511,021
Retail Opportunity Investments Corp. (REIT)	98,466	1,795,035
Rexford Industrial Realty, Inc. (REIT)	27,992	1,232,208
RLJ Lodging Trust (REIT)	99,393	1,688,687
Simon Property Group, Inc. (REIT)	28,285	4,402,560
STAG Industrial, Inc. (REIT)	58,605	1,727,675
Sun Communities, Inc. (REIT)	20,757	3,081,377
Sunstone Hotel Investors, Inc. (REIT)	46,553	639,638
Terreno Realty Corp. (REIT)	26,127	1,334,828
Ventas, Inc. (REIT)	96,431	7,042,356
VICI Properties, Inc. (REIT)	80,276	1,818,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	32,851	$2,091,623
Welltower, Inc. (REIT)	21,010	1,904,557

		112,522,969

Total Investments in Securities (97.9%) (Cost $200,594,313)		221,073,485
Other Assets Less Liabilities (2.1%)		4,782,793

Net Assets (100%)		$225,856,278

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $1,510,961 or 0.7% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

HKD — Hong Kong Dollar

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Real Estate	$220,210,904	97.5%
Information Technology	614,779	0.3
Consumer Discretionary	247,802	0.1
Cash and Other	4,782,793	2.1

		100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	272,331	USD	34,735	Goldman Sachs International	10/3/2019	12

Net unrealized appreciation						12

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$7,061,197	$—		$7,061,197
Brazil	1,272,804	—	—		1,272,804
Canada	6,118,603	—	—		6,118,603
Chile	—	212,750	—		212,750
China	—	11,513,690	—		11,513,690
France	—	3,340,464	—		3,340,464
Germany	—	10,701,936	—		10,701,936
Hong Kong	—	13,114,839	—		13,114,839
Indonesia	—	377,158	—		377,158
Ireland	—	667,273	—		667,273
Japan	—	24,675,588	—		24,675,588
Malaysia	—	254,213	—		254,213
Malta	—	—	—	(a)	—	(a)
Mexico	1,158,650	—	—		1,158,650
Netherlands	614,779	—	—		614,779
Philippines	—	1,919,905	579		1,920,484
Singapore	—	5,903,660	—		5,903,660
South Africa	—	1,525,694	—		1,525,694
Spain	—	2,309,110	—		2,309,110
Sweden	—	4,040,161	—		4,040,161
Switzerland	—	1,728,847	—		1,728,847
Thailand	—	994,650	—		994,650
Turkey	—	71,901	—		71,901
United Arab Emirates	—	125,018	—		125,018
United Kingdom	—	8,847,047	—		8,847,047
United States	112,522,969	—	—		112,522,969
Forward Currency Contracts	—	12	—		12

Total Assets	$121,687,805	$99,385,113	$579		$221,073,497

Total Liabilities	$—	$—	$—		$—

Total	$121,687,805	$99,385,113	$579		$221,073,497

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,579,829
Aggregate gross unrealized depreciation	(5,779,178)

Net unrealized appreciation	$19,800,651

Federal income tax cost of investments in securities and derivative instruments, if applicable	$201,272,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.7%)
CSL Ltd.	8,091	$1,276,186

Brazil (4.2%)
Ambev SA (ADR)*	699,617	3,232,231
B3 SA - Brasil Bolsa Balcao	208,800	2,202,100
Banco Bradesco SA (ADR)	260,777	2,122,725

		7,557,056

Canada (10.0%)
Canadian National Railway Co.	36,911	3,314,287
CGI, Inc.*	94,568	7,477,785
Nutrien Ltd.	55,184	2,749,099
PrairieSky Royalty Ltd.	170,989	2,385,083
Suncor Energy, Inc.	71,446	2,253,635

		18,179,889

China (6.8%)
Alibaba Group Holding Ltd. (ADR)*	17,073	2,855,118
Kweichow Moutai Co. Ltd., Class A	11,096	1,787,571
New Oriental Education & Technology Group, Inc. (ADR)*	19,343	2,142,431
Wuliangye Yibin Co. Ltd., Class A	115,600	2,101,995
Yum China Holdings, Inc.	75,862	3,446,410

		12,333,525

Denmark (1.6%)
Carlsberg A/S, Class B	19,510	2,883,798

France (9.3%)
Bureau Veritas SA	136,091	3,278,146
EssilorLuxottica SA	13,619	1,963,123
Pernod Ricard SA	11,204	1,995,408
Schneider Electric SE	36,053	3,163,325
Vinci SA	34,667	3,733,943
Vivendi SA	104,983	2,881,252

		17,015,197

Germany (8.2%)
Allianz SE (Registered)	19,737	4,600,415
Beiersdorf AG	9,297	1,096,419
Deutsche Boerse AG	31,493	4,922,319
SAP SE	37,410	4,398,810

		15,017,963

Ireland (0.8%)
ICON plc*	9,318	1,372,914

Italy (2.2%)
FinecoBank Banca Fineco SpA	236,065	2,498,888
Mediobanca Banca di Credito Finanziario SpA	137,481	1,501,471

		4,000,359

Japan (9.7%)
Asahi Group Holdings Ltd.	74,900	3,706,035
FANUC Corp.	14,300	2,690,053
Hoya Corp.	45,400	3,702,960
Kao Corp.	27,400	2,023,229
Keyence Corp.	4,300	2,660,532
Komatsu Ltd.	63,100	1,444,370
SMC Corp.	3,400	1,449,618

		17,676,797

Macau (1.5%)
Galaxy Entertainment Group Ltd.	453,000	2,817,632

Mexico (1.8%)
Fomento Economico Mexicano SAB de CV (ADR)	36,140	3,309,701

Netherlands (4.9%)
ING Groep NV	214,599	2,246,396
Royal Dutch Shell plc, Class B	53,932	1,588,838
Wolters Kluwer NV	68,490	5,000,102

		8,835,336

Singapore (1.4%)
United Overseas Bank Ltd.	139,234	2,584,918

South Korea (2.8%)
NAVER Corp.	12,959	1,700,926
Samsung Electronics Co. Ltd.	84,669	3,471,985

		5,172,911

Spain (1.4%)
Amadeus IT Group SA	35,816	2,565,554

Sweden (2.6%)
Investor AB, Class B	97,556	4,767,773

Switzerland (5.7%)
Alcon, Inc.*	29,594	1,725,736
Cie Financiere Richemont SA (Registered)	26,770	1,963,929
Julius Baer Group Ltd.*	32,710	1,449,262
Kuehne + Nagel International AG (Registered)	13,775	2,028,882
Novartis AG (Registered)	37,209	3,226,358

		10,394,167

Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	103,737	4,821,696

Turkey (1.0%)
Akbank T.A.S.*	1,204,643	1,732,194

United Kingdom (10.0%)
British American Tobacco plc	77,925	2,881,566
Compass Group plc	121,162	3,118,041
Informa plc	319,059	3,342,387
Reckitt Benckiser Group plc	31,238	2,436,647
RELX plc	166,784	3,962,964
TechnipFMC plc	100,274	2,405,553

		18,147,158

United States (6.5%)
Amcor plc	268,116	2,578,750
Booking Holdings, Inc.*	932	1,829,153
Broadcom, Inc.	11,756	3,245,479
Philip Morris International, Inc.	55,908	4,245,094

		11,898,476

Total Common Stocks (95.7%) (Cost $157,532,651)		174,361,200

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,295,718	1,296,107

Total Short-Term Investment (0.7%) (Cost $1,296,197)		1,296,107

Total Investments in Securities (96.4%) (Cost $158,828,848)		175,657,307
Other Assets Less Liabilities (3.6%)		6,575,948

Net Assets (100%)		$182,233,255

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Consumer Staples	$31,699,694	17.4%
Financials	30,628,461	16.8
Industrials	30,065,690	16.5
Information Technology	28,641,841	15.7
Consumer Discretionary	20,135,837	11.1
Health Care	11,304,154	6.2
Energy	8,633,109	4.7
Communication Services	7,924,565	4.4
Materials	5,327,849	2.9
Investment Company	1,296,107	0.7
Cash and Other	6,575,948	3.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,276,186	$—	$1,276,186
Brazil	7,557,056	—	—	7,557,056
Canada	18,179,889	—	—	18,179,889
China	8,443,959	3,889,566	—	12,333,525
Denmark	—	2,883,798	—	2,883,798
France	—	17,015,197	—	17,015,197
Germany	—	15,017,963	—	15,017,963
Ireland	1,372,914	—	—	1,372,914
Italy	—	4,000,359	—	4,000,359
Japan	—	17,676,797	—	17,676,797
Macau	—	2,817,632	—	2,817,632
Mexico	3,309,701	—	—	3,309,701
Netherlands	—	8,835,336	—	8,835,336
Singapore	—	2,584,918	—	2,584,918
South Korea	—	5,172,911	—	5,172,911
Spain	—	2,565,554	—	2,565,554
Sweden	—	4,767,773	—	4,767,773
Switzerland	—	10,394,167	—	10,394,167
Taiwan	4,821,696	—	—	4,821,696
Turkey	—	1,732,194	—	1,732,194
United Kingdom	—	18,147,158	—	18,147,158
United States	9,319,726	2,578,750	—	11,898,476
Short-Term Investment
Investment Company	1,296,107	—	—	1,296,107

Total Assets	$54,301,048	$121,356,259	$—	$175,657,307

Total Liabilities	$—	$—	$—	$—

Total	$54,301,048	$121,356,259	$—	$175,657,307

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,430,577
Aggregate gross unrealized depreciation	(3,683,574)

Net unrealized appreciation	$16,747,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$158,910,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	24,766	$937,145
CenturyLink, Inc.	3,223	40,223
Verizon Communications, Inc.	14,025	846,549

		1,823,917

Entertainment (0.5%)
Activision Blizzard, Inc.	2,571	136,057
Electronic Arts, Inc.*	1,038	101,537
Netflix, Inc.*	1,473	394,204
Take-Two Interactive Software, Inc.*	397	49,760
Viacom, Inc., Class B	1,319	31,696
Walt Disney Co. (The)	6,037	786,742

		1,499,996

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	1,017	1,241,899
Alphabet, Inc., Class C*	1,028	1,253,132
Facebook, Inc., Class A*	8,160	1,453,133
TripAdvisor, Inc.*	418	16,168
Twitter, Inc.*	2,209	91,011

		4,055,343

Media (0.5%)
CBS Corp. (Non-Voting), Class B	1,228	49,574
Charter Communications, Inc., Class A*	632	260,460
Comcast Corp., Class A	17,042	768,253
Discovery, Inc., Class A*	572	15,233
Discovery, Inc., Class C*	1,231	30,307
DISH Network Corp., Class A*	684	23,304
Fox Corp., Class A	1,189	37,495
Fox Corp., Class B	488	15,392
Interpublic Group of Cos., Inc. (The)	1,389	29,947
News Corp., Class A	1,540	21,437
News Corp., Class B	509	7,276
Omnicom Group, Inc.	831	65,067

		1,323,745

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	1,087	85,623

Total Communication Services		8,788,624

Consumer Discretionary (3.0%)
Auto Components (0.1%)
Aptiv plc	926	80,951
BorgWarner, Inc.	719	26,373

		107,324

Automobiles (0.1%)
Ford Motor Co.	13,636	124,906
General Motors Co.	4,251	159,327
Harley-Davidson, Inc.	568	20,431

		304,664

Distributors (0.0%)
Genuine Parts Co.	523	52,085
LKQ Corp.*	986	31,010

		83,095

Diversified Consumer Services (0.0%)
H&R Block, Inc.	674	15,920

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	1,382	60,407
Chipotle Mexican Grill, Inc.*	92	77,323
Darden Restaurants, Inc.	435	51,426
Hilton Worldwide Holdings, Inc.	989	92,086
Marriott International, Inc., Class A	996	123,873
McDonald’s Corp.	2,687	576,926
MGM Resorts International	1,641	45,489
Norwegian Cruise Line Holdings Ltd.*	674	34,893
Royal Caribbean Cruises Ltd.	610	66,081
Starbucks Corp.	4,693	414,955
Wynn Resorts Ltd.	313	34,029
Yum! Brands, Inc.	1,122	127,268

		1,704,756

Household Durables (0.1%)
DR Horton, Inc.	1,150	60,617
Garmin Ltd.	397	33,622
Leggett & Platt, Inc.	523	21,412
Lennar Corp., Class A	891	49,762
Mohawk Industries, Inc.*	218	27,047
Newell Brands, Inc.	1,732	32,423
NVR, Inc.*	5	18,587
PulteGroup, Inc.	814	29,752
Whirlpool Corp.	218	34,522

		307,744

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	1,413	2,452,841
Booking Holdings, Inc.*	169	331,681
eBay, Inc.	3,178	123,878
Expedia Group, Inc.	446	59,947

		2,968,347

Leisure Products (0.0%)
Hasbro, Inc.	418	49,613

Multiline Retail (0.2%)
Dollar General Corp.	887	140,980
Dollar Tree, Inc.*	842	96,123
Kohl’s Corp.	565	28,058
Macy’s, Inc.	1,073	16,674
Nordstrom, Inc.	446	15,017
Target Corp.	1,859	198,745

		495,597

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	235	38,869
AutoZone, Inc.*	106	114,970
Best Buy Co., Inc.	859	59,262
CarMax, Inc.*	628	55,264
Gap, Inc. (The)	768	13,332
Home Depot, Inc. (The)	3,914	908,126
L Brands, Inc.	866	16,965
Lowe’s Cos., Inc.	2,806	308,548
O’Reilly Automotive, Inc.*	284	113,177
Ross Stores, Inc.	1,287	141,377
Tiffany & Co.	355	32,884
TJX Cos., Inc. (The)	4,318	240,685
Tractor Supply Co.	418	37,804
Ulta Beauty, Inc.*	200	50,130

		2,131,393

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	477	15,817
Hanesbrands, Inc.	1,070	16,392
NIKE, Inc., Class B	4,353	408,834
PVH Corp.	274	24,175
Ralph Lauren Corp.	193	18,426
Tapestry, Inc.	1,017	26,493
Under Armour, Inc., Class A*	719	14,337
Under Armour, Inc., Class C*	768	13,924
VF Corp.	1,073	95,486

		633,884

Total Consumer Discretionary		8,802,337

Consumer Staples (2.2%)
Beverages (0.6%)
Brown-Forman Corp., Class B	947	59,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	12,980	$706,631
Constellation Brands, Inc., Class A	558	115,662
Molson Coors Brewing Co., Class B	674	38,755
Monster Beverage Corp.*	1,357	78,787
PepsiCo, Inc.	4,777	654,927

		1,654,215

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,473	424,386
Kroger Co. (The)	2,722	70,173
Sysco Corp.	1,596	126,722
Walgreens Boots Alliance, Inc.	2,879	159,238
Walmart, Inc.	4,879	579,040

		1,359,559

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,866	76,637
Campbell Soup Co.	572	26,838
Conagra Brands, Inc.	1,329	40,774
General Mills, Inc.	1,936	106,712
Hershey Co. (The)	498	77,185
Hormel Foods Corp.	859	37,564
JM Smucker Co. (The)	355	39,057
Kellogg Co.	887	57,078
Kraft Heinz Co. (The)	1,967	54,948
Lamb Weston Holdings, Inc.	523	38,033
McCormick & Co., Inc. (Non- Voting)	404	63,145
Mondelez International, Inc., Class A	5,058	279,809
Tyson Foods, Inc., Class A	1,070	92,170

		989,950

Household Products (0.5%)
Church & Dwight Co., Inc.	873	65,685
Clorox Co. (The)	474	71,986
Colgate-Palmolive Co.	3,013	221,486
Kimberly-Clark Corp.	1,189	168,897
Procter & Gamble Co. (The)	8,500	1,057,230
Spectrum Brands Holdings, Inc.	26	1,377

		1,586,661

Personal Products (0.1%)
Coty, Inc., Class A	1,683	17,688
Estee Lauder Cos., Inc. (The), Class A	782	155,579

		173,267

Tobacco (0.2%)
Altria Group, Inc.	6,399	261,719
Philip Morris International, Inc.	5,300	402,429

		664,148

Total Consumer Staples		6,427,800

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	1,413	32,781
Halliburton Co.	3,002	56,588
Helmerich & Payne, Inc.	369	14,786
National Oilwell Varco, Inc.	1,259	26,691
Schlumberger Ltd.	4,735	161,795
TechnipFMC plc	1,550	37,417

		330,058

Oil, Gas & Consumable Fuels (1.2%)
Apache Corp.	1,354	34,662
Cabot Oil & Gas Corp.	1,680	29,518
Chevron Corp.	6,455	765,563
Cimarex Energy Co.	320	15,341
Concho Resources, Inc.	509	34,561
ConocoPhillips	3,984	227,008
Devon Energy Corp.	1,782	42,875
Diamondback Energy, Inc.	509	45,764
EOG Resources, Inc.	1,978	146,807
Exxon Mobil Corp.	14,362	1,014,101
Hess Corp.	940	56,851
HollyFrontier Corp.	582	31,218
Kinder Morgan, Inc.	6,637	136,789
Marathon Oil Corp.	3,009	36,920
Marathon Petroleum Corp.	1,578	95,864
Noble Energy, Inc.	1,571	35,285
Occidental Petroleum Corp.	3,258	144,883
ONEOK, Inc.	1,445	106,482
Phillips 66	1,427	146,125
Pioneer Natural Resources Co.	565	71,060
Valero Energy Corp.	1,473	125,559
Williams Cos., Inc. (The)	2,872	69,100

		3,412,336

Total Energy		3,742,394

Financials (3.9%)
Banks (1.7%)
Bank of America Corp.	31,993	933,236
BB&T Corp.	2,630	140,363
Citigroup, Inc.	8,623	595,677
Citizens Financial Group, Inc.	1,610	56,946
Comerica, Inc.	617	40,716
Fifth Third Bancorp	2,445	66,944
First Republic Bank	579	55,989
Huntington Bancshares, Inc.	3,735	53,299
JPMorgan Chase & Co.	11,591	1,364,145
KeyCorp	3,623	64,634
M&T Bank Corp.	523	82,618
People’s United Financial, Inc.	1,308	20,451
PNC Financial Services Group, Inc. (The)	1,571	220,191
Regions Financial Corp.	3,609	57,094
SunTrust Banks, Inc.	1,532	105,402
SVB Financial Group*	193	40,327
US Bancorp	5,374	297,397
Wells Fargo & Co.	14,909	752,010
Zions Bancorp NA	603	26,846

		4,974,285

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	165	13,753
Ameriprise Financial, Inc.	509	74,874
Bank of New York Mellon Corp. (The)	3,427	154,935
BlackRock, Inc.	425	189,397
Cboe Global Markets, Inc.	404	46,424
Charles Schwab Corp. (The)	4,072	170,332
CME Group, Inc.	1,140	240,928
E*TRADE Financial Corp.	919	40,151
Franklin Resources, Inc.	996	28,744
Goldman Sachs Group, Inc. (The)	1,178	244,117
Intercontinental Exchange, Inc.	1,950	179,926
MarketAxess Holdings, Inc.	134	43,885
Moody’s Corp.	558	114,295
Morgan Stanley	4,549	194,106
MSCI, Inc.	288	62,712
Nasdaq, Inc.	446	44,310
Northern Trust Corp.	702	65,511
Raymond James Financial, Inc.	449	37,024
S&P Global, Inc.	849	207,988
State Street Corp.	1,280	75,763
T. Rowe Price Group, Inc.	831	94,942

		2,324,117

Consumer Finance (0.2%)
American Express Co.	2,416	285,764
Capital One Financial Corp.	1,627	148,024
Discover Financial Services	1,242	100,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	2,353	$80,214

		614,716

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	6,511	1,354,418

Insurance (0.7%)
Aflac, Inc.	2,588	135,404
Allstate Corp. (The)	1,206	131,068
American International Group, Inc.	3,062	170,553
Aon plc	859	166,277
Arthur J Gallagher & Co.	603	54,011
Assurant, Inc.	158	19,880
Chubb Ltd.	1,596	257,658
Cincinnati Financial Corp.	467	54,485
Everest Re Group Ltd.	141	37,519
Globe Life, Inc.	390	37,346
Hartford Financial Services Group, Inc. (The)	1,227	74,368
Lincoln National Corp.	747	45,059
Loews Corp.	814	41,905
Marsh & McLennan Cos., Inc.	1,694	169,485
MetLife, Inc.	3,444	162,419
Principal Financial Group, Inc.	891	50,912
Progressive Corp. (The)	2,010	155,273
Prudential Financial, Inc.	1,420	127,729
Travelers Cos., Inc. (The)	905	134,564
Unum Group	831	24,697
Willis Towers Watson plc	456	87,994

		2,138,606

Total Financials		11,406,142

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.	5,153	390,185
Alexion Pharmaceuticals, Inc.*	782	76,589
Amgen, Inc.	2,238	433,075
Biogen, Inc.*	709	165,069
Celgene Corp.*	2,402	238,519
Gilead Sciences, Inc.	4,433	280,964
Incyte Corp.*	565	41,940
Regeneron Pharmaceuticals, Inc.*	260	72,124
Vertex Pharmaceuticals, Inc.*	873	147,904

		1,846,369

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	6,002	502,187
ABIOMED, Inc.*	141	25,082
Align Technology, Inc.*	256	46,315
Baxter International, Inc.	1,704	149,049
Becton Dickinson and Co.	912	230,700
Boston Scientific Corp.*	4,725	192,260
Cooper Cos., Inc. (The)	169	50,193
Danaher Corp.	2,080	300,414
Dentsply Sirona, Inc.	705	37,584
Edwards Lifesciences Corp.*	705	155,037
Hologic, Inc.*	968	48,874
IDEXX Laboratories, Inc.*	284	77,228
Intuitive Surgical, Inc.*	390	210,573
Medtronic plc	4,577	497,154
ResMed, Inc.	523	70,663
Stryker Corp.	1,105	239,011
Teleflex, Inc.	155	52,661
Varian Medical Systems, Inc.*	341	40,610
Zimmer Biomet Holdings, Inc.	702	96,364

		3,021,959

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	547	45,034
Anthem, Inc.	856	205,526
Cardinal Health, Inc.	1,115	52,617
Centene Corp.*	1,354	58,574
Cigna Corp.	1,287	195,354
CVS Health Corp.	4,384	276,499
DaVita, Inc.*	456	26,024
HCA Healthcare, Inc.	986	118,734
Henry Schein, Inc.*	523	33,210
Humana, Inc.	456	116,585
Laboratory Corp. of America Holdings*	355	59,640
McKesson Corp.	695	94,979
Quest Diagnostics, Inc.	435	46,558
UnitedHealth Group, Inc.	3,255	707,377
Universal Health Services, Inc., Class B	288	42,840
WellCare Health Plans, Inc.*	176	45,614

		2,125,165

Health Care Technology (0.0%)
Cerner Corp.	1,010	68,852

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,143	87,588
Illumina, Inc.*	502	152,719
IQVIA Holdings, Inc.*	551	82,308
Mettler-Toledo International, Inc.*	92	64,805
PerkinElmer, Inc.	435	37,049
Thermo Fisher Scientific, Inc.	1,382	402,535
Waters Corp.*	284	63,397

		890,401

Pharmaceuticals (1.3%)
Allergan plc	1,140	191,851
Bristol-Myers Squibb Co.	5,605	284,229
Eli Lilly & Co.	3,265	365,125
Johnson & Johnson	9,086	1,175,547
Merck & Co., Inc.	9,181	772,856
Mylan NV*	1,729	34,200
Nektar Therapeutics*	502	9,144
Perrigo Co. plc	418	23,362
Pfizer, Inc.	19,883	714,396
Zoetis, Inc.	1,641	204,452

		3,775,162

Total Health Care		11,727,908

Industrials (2.7%)
Aerospace & Defense (0.8%)
Arconic, Inc.	1,382	35,932
Boeing Co. (The)	1,852	704,630
General Dynamics Corp.	926	169,208
Huntington Ingalls Industries, Inc.	155	32,827
L3Harris Technologies, Inc.	765	159,610
Lockheed Martin Corp.	849	331,161
Northrop Grumman Corp.	603	225,998
Raytheon Co.	989	194,032
Textron, Inc.	842	41,224
TransDigm Group, Inc.	165	85,911
United Technologies Corp.	2,746	374,884

		2,355,417

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	474	40,185
Expeditors International of Washington, Inc.	558	41,454
FedEx Corp.	835	121,551
United Parcel Service, Inc., Class B	2,318	277,743

		480,933

Airlines (0.1%)
Alaska Air Group, Inc.	390	25,315
American Airlines Group, Inc.	1,459	39,349
Delta Air Lines, Inc.	2,234	128,678
Southwest Airlines Co.	1,799	97,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	782	$69,137

		359,643

Building Products (0.1%)
Allegion plc	320	33,168
AO Smith Corp.	533	25,430
Fortune Brands Home & Security, Inc.	442	24,177
Johnson Controls International plc	3,206	140,711
Masco Corp.	1,031	42,972

		266,458

Commercial Services & Supplies (0.1%)
Cintas Corp.	291	78,017
Copart, Inc.*	691	55,508
Republic Services, Inc.	810	70,105
Rollins, Inc.	439	14,957
Waste Management, Inc.	1,354	155,710

		374,297

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	372	34,038
Quanta Services, Inc.	474	17,917

		51,955

Electrical Equipment (0.1%)
AMETEK, Inc.	779	71,528
Eaton Corp. plc	1,459	121,316
Emerson Electric Co.	2,174	145,354
Rockwell Automation, Inc.	432	71,193

		409,391

Industrial Conglomerates (0.4%)
3M Co.	2,006	329,786
General Electric Co.	29,218	261,209
Honeywell International, Inc.	2,557	432,645
Roper Technologies, Inc.	355	126,593

		1,150,233

Machinery (0.5%)
Caterpillar, Inc.	2,045	258,304
Cummins, Inc.	547	88,981
Deere & Co.	1,073	180,994
Dover Corp.	547	54,459
Flowserve Corp.	400	18,684
Fortive Corp.	1,028	70,480
IDEX Corp.	256	41,953
Illinois Tool Works, Inc.	1,024	160,246
Ingersoll-Rand plc	887	109,287
PACCAR, Inc.	1,171	81,982
Parker-Hannifin Corp.	456	82,358
Pentair plc	568	21,470
Snap-on, Inc.	200	31,308
Stanley Black & Decker, Inc.	540	77,981
Wabtec Corp.	158	11,354
Xylem, Inc.	603	48,011

		1,337,852

Professional Services (0.1%)
Equifax, Inc.	442	62,176
IHS Markit Ltd.*	1,206	80,657
Nielsen Holdings plc	1,017	21,611
Robert Half International, Inc.	369	20,539
Verisk Analytics, Inc.	502	79,387

		264,370

Road & Rail (0.3%)
CSX Corp.	2,925	202,615
JB Hunt Transport Services, Inc.	260	28,769
Kansas City Southern	372	49,479
Norfolk Southern Corp.	986	177,145
Union Pacific Corp.	2,606	422,120

		880,128

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,967	64,262
United Rentals, Inc.*	270	33,653
WW Grainger, Inc.	193	57,350

		155,265

Total Industrials		8,085,942

Information Technology (6.4%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	176	42,050
Cisco Systems, Inc.	15,975	789,325
F5 Networks, Inc.*	228	32,016
Juniper Networks, Inc.	1,140	28,215
Motorola Solutions, Inc.	540	92,021

		983,627

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	993	95,824
CDW Corp.	496	61,127
Corning, Inc.	2,820	80,426
FLIR Systems, Inc.	456	23,981
IPG Photonics Corp.*	151	20,476
Keysight Technologies, Inc.*	702	68,270
TE Connectivity Ltd.	1,220	113,680

		463,784

IT Services (1.5%)
Accenture plc, Class A	2,171	417,592
Akamai Technologies, Inc.*	533	48,706
Alliance Data Systems Corp.	169	21,654
Automatic Data Processing, Inc.	1,480	238,902
Broadridge Financial Solutions, Inc.	414	51,514
Cognizant Technology Solutions Corp., Class A	1,967	118,541
DXC Technology Co.	951	28,054
Fidelity National Information Services, Inc.	1,569	208,300
Fiserv, Inc.*	1,364	141,297
FleetCor Technologies, Inc.*	291	83,453
Gartner, Inc.*	291	41,610
Global Payments, Inc.	1,020	162,180
International Business Machines Corp.	2,890	420,264
Jack Henry & Associates, Inc.	277	40,434
Leidos Holdings, Inc.	498	42,768
Mastercard, Inc., Class A	3,097	841,052
Paychex, Inc.	1,140	94,358
PayPal Holdings, Inc.*	3,785	392,088
VeriSign, Inc.*	341	64,323
Visa, Inc., Class A	6,033	1,037,736
Western Union Co. (The)	1,564	36,238

		4,531,064

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	2,908	84,303
Analog Devices, Inc.	1,227	137,093
Applied Materials, Inc.	3,434	171,356
Broadcom, Inc.	1,382	381,529
Intel Corp.	15,754	811,804
KLA Corp.	533	84,987
Lam Research Corp.	551	127,342
Maxim Integrated Products, Inc.	1,003	58,084
Microchip Technology, Inc.	772	71,726
Micron Technology, Inc.*	3,872	165,915
NVIDIA Corp.	2,052	357,192
Qorvo, Inc.*	397	29,433
QUALCOMM, Inc.	5,075	387,121
Skyworks Solutions, Inc.	642	50,878
Texas Instruments, Inc.	3,304	427,009
Xilinx, Inc.	831	79,693

		3,425,465

Software (1.9%)
Adobe, Inc.*	1,662	459,127
ANSYS, Inc.*	274	60,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	768	$113,434
Cadence Design Systems, Inc.*	887	58,613
Citrix Systems, Inc.	449	43,337
Fortinet, Inc.*	509	39,071
Intuit, Inc.	842	223,921
Microsoft Corp.	26,573	3,694,444
Oracle Corp.	8,416	463,132
salesforce.com, Inc.*	2,413	358,186
Symantec Corp.	2,231	52,719
Synopsys, Inc.*	547	75,076

		5,641,713

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	15,070	3,375,228
Hewlett Packard Enterprise Co.	5,296	80,340
HP, Inc.	5,518	104,401
NetApp, Inc.	908	47,679
Seagate Technology plc	951	51,154
Western Digital Corp.	1,017	60,654
Xerox Holdings Corp.	656	19,621

		3,739,077

Total Information Technology		18,784,730

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	765	169,723
Albemarle Corp.	418	29,059
Celanese Corp.	481	58,821
CF Industries Holdings, Inc.	740	36,408
Corteva, Inc.	2,606	72,968
Dow, Inc.	2,606	124,176
DuPont de Nemours, Inc.	2,606	185,834
Eastman Chemical Co.	477	35,217
Ecolab, Inc.	894	177,048
FMC Corp.	446	39,105
International Flavors & Fragrances, Inc.	256	31,409
Linde plc	1,894	366,906
LyondellBasell Industries NV, Class A	1,091	97,612
Mosaic Co. (The)	1,133	23,226
PPG Industries, Inc.	849	100,615
Sherwin-Williams Co. (The)	291	160,012

		1,708,139

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	211	57,835
Vulcan Materials Co.	432	65,336

		123,171

Containers & Packaging (0.1%)
Amcor plc	1,459	14,225
Avery Dennison Corp.	320	36,342
Ball Corp.	1,287	93,706
International Paper Co.	1,364	57,043
Packaging Corp. of America	355	37,666
Sealed Air Corp.	565	23,453
Westrock Co.	835	30,436

		292,871

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,529	43,343
Newmont Goldcorp Corp.	1,887	71,555
Nucor Corp.	1,133	57,681

		172,579

Total Materials		2,296,760

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	379	58,381
American Tower Corp. (REIT)	1,522	336,560
Apartment Investment & Management Co. (REIT), Class A	565	29,459
AvalonBay Communities, Inc. (REIT)	456	98,191
Boston Properties, Inc. (REIT)	502	65,089
Crown Castle International Corp. (REIT)	1,427	198,367
Digital Realty Trust, Inc. (REIT)	695	90,218
Duke Realty Corp. (REIT)	1,084	36,824
Equinix, Inc. (REIT)	274	158,043
Equity Residential (REIT)	1,224	105,582
Essex Property Trust, Inc. (REIT)	235	76,763
Extra Space Storage, Inc. (REIT)	404	47,195
Federal Realty Investment Trust (REIT)	253	34,444
HCP, Inc. (REIT)	1,511	53,837
Host Hotels & Resorts, Inc. (REIT)	2,599	44,937
Iron Mountain, Inc. (REIT)	887	28,730
Kimco Realty Corp. (REIT)	1,403	29,295
Macerich Co. (The) (REIT)	414	13,078
Mid-America Apartment Communities, Inc. (REIT)	404	52,524
Prologis, Inc. (REIT)	1,796	153,055
Public Storage (REIT)	516	126,559
Realty Income Corp. (REIT)	996	76,373
Regency Centers Corp. (REIT)	509	35,371
SBA Communications Corp. (REIT)	390	94,049
Simon Property Group, Inc. (REIT)	1,059	164,833
SL Green Realty Corp. (REIT)	320	26,160
UDR, Inc. (REIT)	842	40,820
Ventas, Inc. (REIT)	1,213	88,585
Vornado Realty Trust (REIT)	642	40,876
Welltower, Inc. (REIT)	1,231	111,590
Weyerhaeuser Co. (REIT)	2,557	70,829

		2,586,617

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	986	52,268

Total Real Estate		2,638,885

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	723	38,991
American Electric Power Co., Inc.	1,662	155,713
Duke Energy Corp.	2,336	223,929
Edison International	1,073	80,926
Entergy Corp.	582	68,304
Evergy, Inc.	986	65,628
Eversource Energy	1,045	89,316
Exelon Corp.	3,311	159,954
FirstEnergy Corp.	1,511	72,876
NextEra Energy, Inc.	1,582	368,590
Pinnacle West Capital Corp.	390	37,857
PPL Corp.	2,416	76,080
Southern Co. (The)	3,486	215,330
Xcel Energy, Inc.	1,687	109,470

		1,762,964

Gas Utilities (0.0%)
Atmos Energy Corp.	425	48,403

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	2,437	39,821
NRG Energy, Inc.	1,017	40,273

		80,094

Multi-Utilities (0.3%)
Ameren Corp.	772	61,799
CenterPoint Energy, Inc.	1,413	42,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	986	$63,055
Consolidated Edison, Inc.	1,091	103,067
Dominion Energy, Inc.	2,525	204,626
DTE Energy Co.	593	78,845
NiSource, Inc.	1,178	35,246
Public Service Enterprise Group, Inc.	1,785	110,813
Sempra Energy	873	128,863
WEC Energy Group, Inc.	1,073	102,042

		931,000

Water Utilities (0.0%)
American Water Works Co., Inc.	632	78,513

Total Utilities		2,900,974

Total Common Stocks (29.2%) (Cost $64,093,301)		85,602,496

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	902	174,293
iShares MSCI EAFE ETF	4	261
iShares Russell 2000 ETF	40	6,054

Total Exchange Traded Funds (0.1%) (Cost $179,745)		180,608

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.6%)
U.S. Treasury Notes
1.375%, 9/30/20	$287,300	$286,035
1.750%, 11/15/20	9,003,900	8,997,217
2.375%, 12/31/20	4,800,000	4,834,078
2.500%, 2/28/21	3,200,000	3,232,969
2.250%, 3/31/21	4,416,300	4,448,732
1.375%, 4/30/21	4,312,000	4,288,377
1.125%, 7/31/21	8,858,200	8,770,569
2.000%, 10/31/21	12,019,800	12,103,375
2.125%, 12/31/21	2,045,000	2,067,167
2.500%, 2/15/22	813,800	830,283
1.875%, 4/30/22	2,675,800	2,693,778
1.750%, 5/31/22	3,346,800	3,359,285
1.750%, 6/30/22	2,592,700	2,603,992
1.875%, 8/31/22	3,382,800	3,411,342
1.875%, 10/31/22	3,634,500	3,666,586
2.000%, 2/15/23	3,182,300	3,225,622
2.500%, 3/31/23	4,790,000	4,940,436
1.375%, 6/30/23	7,173,000	7,121,024
1.250%, 7/31/23	70,400	69,553
2.125%, 11/30/23	6,431,000	6,572,557
2.250%, 1/31/24	7,297,200	7,504,144
2.375%, 2/29/24	2,300,000	2,379,556
2.250%, 4/30/24	1,889,600	1,946,694
2.500%, 5/15/24	499,000	519,584
2.375%, 8/15/24	2,335,900	2,423,314
1.250%, 8/31/24	160,000	157,772
2.250%, 11/15/24	3,315,200	3,424,239
2.000%, 2/15/25	2,464,900	2,517,231
2.125%, 5/15/25	3,905,000	4,015,743
2.000%, 8/15/25	2,511,000	2,566,909
2.250%, 11/15/25	1,616,900	1,676,997
1.625%, 2/15/26	4,744,400	4,746,531
2.500%, 2/28/26	2,325,000	2,449,969
2.250%, 3/31/26	275,900	286,688
1.625%, 5/15/26	1,294,700	1,295,307
2.125%, 5/31/26	182,700	188,524
1.500%, 8/15/26	2,270,400	2,252,175
1.375%, 8/31/26	252,700	248,673
2.000%, 11/15/26	2,897,300	2,971,543
2.250%, 2/15/27	510,000	532,103
2.375%, 5/15/27	1,864,500	1,964,608
2.250%, 11/15/27	818,600	856,412
2.750%, 2/15/28	1,656,200	1,798,174
2.875%, 5/15/28	1,919,200	2,106,397
2.875%, 8/15/28	1,160,000	1,275,569
3.125%, 11/15/28	990,000	1,111,623
2.625%, 2/15/29	2,310,000	2,500,530
2.375%, 5/15/29	1,434,400	1,523,574
1.625%, 8/15/29	610,000	607,379

Total U.S. Treasury Obligations		145,370,939

Total Long-Term Debt Securities (49.6%) (Cost $142,009,227)		145,370,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (16.8%)
JPMorgan Prime Money Market Fund, IM Shares	49,179,375	$49,194,129

Total Short-Term Investment (16.8%) (Cost $49,187,050)		49,194,129

Total Investments in Securities (95.7%) (Cost $255,469,323)		280,348,172
Other Assets Less Liabilities (4.3%)		12,653,700

Net Assets (100%)		$293,001,872

*	Non-income producing.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	504	12/2019	USD	47,839,680	(560,507)
Russell 2000 E-Mini Index	86	12/2019	USD	6,557,500	(242,480)
S&P Midcap 400 E-Mini Index	30	12/2019	USD	5,814,000	(79,711)

					(882,698)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,788,624	$—	$—	$8,788,624
Consumer Discretionary	8,802,337	—	—	8,802,337
Consumer Staples	6,427,800	—	—	6,427,800
Energy	3,742,394	—	—	3,742,394
Financials	11,406,142	—	—	11,406,142
Health Care	11,727,908	—	—	11,727,908
Industrials	8,085,942	—	—	8,085,942
Information Technology	18,784,730	—	—	18,784,730
Materials	2,296,760	—	—	2,296,760
Real Estate	2,638,885	—	—	2,638,885
Utilities	2,900,974	—	—	2,900,974
Exchange Traded Funds	180,608	—	—	180,608
Short-Term Investment
Investment Company	49,194,129	—	—	49,194,129
U.S. Treasury Obligations	—	145,370,939	—	145,370,939

Total Assets	$134,977,233	$145,370,939	$—	$280,348,172

Liabilities:
Futures	$(882,698)	$—	$—	$(882,698)

Total Liabilities	$(882,698)	$—	$—	$(882,698)

Total	$134,094,535	$145,370,939	$—	$279,465,474

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,840,368
Aggregate gross unrealized depreciation	(3,260,552)

Net unrealized appreciation	$25,579,816

Federal income tax cost of investments in securities and derivative instruments, if applicable	$253,885,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (39.6%)
iShares Core S&P 500 ETF	31,783	$9,487,861
iShares Core S&P Mid-Cap ETF	3,420	660,847
iShares MSCI EAFE ETF	1,420	92,598
iShares Russell 2000 ETF	4,829	730,821

Total Exchange Traded Funds (39.6%) (Cost $10,472,877)		10,972,127

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (38.4%)
Communication Services (2.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.125%, 2/17/26	$150,000	161,208
Verizon Communications, Inc.
4.329%, 9/21/28	150,000	169,221

		330,429

Entertainment (0.2%)
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	40,000	42,059

Media (0.9%)
Charter Communications Operating LLC
4.908%, 7/23/25	80,000	87,507
Comcast Corp.
4.150%, 10/15/28	140,000	156,773

		244,280

Wireless Telecommunication Services (0.3%)
Vodafone Group plc
4.375%, 5/30/28	80,000	88,316

Total Communication Services		705,084

Consumer Discretionary (1.7%)
Automobiles (0.2%)
Ford Motor Co.
4.346%, 12/8/26	60,000	60,171

Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.
3.375%, 5/26/25	100,000	105,695

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
3.150%, 8/22/27	100,000	106,245

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.000%, 4/1/26	80,000	83,978
Lowe’s Cos., Inc.
2.500%, 4/15/26	110,000	109,627

		193,605

Total Consumer Discretionary		465,716

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	125,000	144,921
PepsiCo, Inc.
2.375%, 10/6/26	75,000	75,929

		220,850

Food & Staples Retailing (0.4%)
Walmart, Inc.
3.700%, 6/26/28	100,000	110,602

Food Products (0.3%)
Kraft Heinz Foods Co.
3.950%, 7/15/25	90,000	93,879

Tobacco (0.8%)
Altria Group, Inc.
4.400%, 2/14/26	75,000	80,164
BAT Capital Corp.
3.557%, 8/15/27	130,000	130,814

		210,978

Total Consumer Staples		636,309

Energy (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	150,000	169,267
Chevron Corp.
2.954%, 5/16/26	100,000	104,445
Concho Resources, Inc.
4.375%, 1/15/25	25,000	25,991
ConocoPhillips Co.
4.950%, 3/15/26	90,000	103,729
Energy Transfer Operating LP
5.500%, 6/1/27	100,000	113,030
Enterprise Products Operating LLC
4.150%, 10/16/28	100,000	110,895
Exxon Mobil Corp.
3.043%, 3/1/26	50,000	52,371
Kinder Morgan, Inc.
4.300%, 6/1/25	100,000	107,994
MPLX LP
4.000%, 3/15/28	100,000	104,058
Occidental Petroleum Corp.
3.400%, 4/15/26	50,000	50,972
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	100,000	112,265
Williams Cos., Inc. (The)
3.750%, 6/15/27	85,000	87,599

Total Energy		1,142,616

Financials (13.3%)
Banks (8.4%)
Bank of America Corp.
4.000%, 1/22/25	50,000	53,032
3.248%, 10/21/27	260,000	270,741
Barclays plc
3.650%, 3/16/25	200,000	204,785
Citigroup, Inc.
4.450%, 9/29/27	245,000	267,163
HSBC Holdings plc
4.375%, 11/23/26	200,000	213,366
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	100,000	105,424
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	190,000	214,691
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	210,566
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	100,000	108,136
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	100,000	106,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland Group plc
4.800%, 4/5/26	$200,000	$217,986
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	50,000	50,297
US Bancorp
3.100%, 4/27/26	100,000	103,829
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	200,000	211,372

		2,338,034

Capital Markets (2.2%)
Bank of New York Mellon Corp. (The)
Series G
3.000%, 2/24/25	100,000	103,505
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	180,000	190,204
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	50,000	54,512
Morgan Stanley
3.700%, 10/23/24	190,000	201,089
3.950%, 4/23/27	50,000	52,830

		602,140

Consumer Finance (1.6%)
American Express Credit Corp.
3.300%, 5/3/27	150,000	159,702
Capital One Financial Corp.
4.200%, 10/29/25	100,000	106,503
Discover Financial Services
4.100%, 2/9/27	75,000	79,860
General Motors Financial Co., Inc.
5.250%, 3/1/26	100,000	107,903

		453,968

Diversified Financial Services (0.4%)
Shell International Finance BV
3.250%, 5/11/25	100,000	105,821

Insurance (0.7%)
American International Group, Inc.
4.250%, 3/15/29	100,000	109,354
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	79,841

		189,195

Total Financials		3,689,158

Health Care (5.2%)
Biotechnology (1.3%)
AbbVie, Inc.
3.600%, 5/14/25	110,000	114,368
Celgene Corp.
3.450%, 11/15/27	65,000	68,860
Gilead Sciences, Inc.
3.650%, 3/1/26	170,000	181,390

		364,618

Health Care Equipment & Supplies (0.5%)
Becton Dickinson and Co.
3.700%, 6/6/27	66,000	69,859
Medtronic, Inc.
3.500%, 3/15/25	45,000	48,245

		118,104

Health Care Providers & Services (2.3%)
Anthem, Inc.
4.101%, 3/1/28	80,000	86,349
Cigna Holding Co.
3.250%, 4/15/25	125,000	128,231
CVS Health Corp.
4.300%, 3/25/28	205,000	221,532
HCA, Inc.
4.125%, 6/15/29	90,000	94,302
UnitedHealth Group, Inc.
3.750%, 7/15/25	100,000	107,759

		638,173

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.
3.200%, 6/15/26§	100,000	104,785
Johnson & Johnson
2.450%, 3/1/26	125,000	126,616
Pfizer, Inc.
3.000%, 12/15/26	75,000	78,787

		310,188

Total Health Care		1,431,083

Industrials (2.1%)
Aerospace & Defense (1.1%)
Boeing Co. (The)
2.250%, 6/15/26	90,000	89,206
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	104,713
United Technologies Corp.
4.125%, 11/16/28	100,000	113,099

		307,018

Industrial Conglomerates (0.4%)
3M Co.
2.875%, 10/15/27	100,000	103,940

Road & Rail (0.6%)
CSX Corp.
3.250%, 6/1/27	50,000	52,405
Union Pacific Corp.
3.950%, 9/10/28	100,000	110,478

		162,883

Total Industrials		573,841

Information Technology (3.4%)
IT Services (1.0%)
Fiserv, Inc.
3.500%, 7/1/29	75,000	78,578
International Business Machines Corp.
3.500%, 5/15/29	100,000	107,352
Visa, Inc.
3.150%, 12/14/25	100,000	106,603

		292,533

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp.
3.125%, 1/15/25	105,000	104,108
Intel Corp.
3.150%, 5/11/27	75,000	79,837

		183,945

Software (0.9%)
Microsoft Corp.
3.300%, 2/6/27	125,000	134,388
Oracle Corp.
3.250%, 11/15/27	100,000	105,781

		240,169

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
3.250%, 2/23/26	135,000	143,478
Dell International LLC
6.020%, 6/15/26§	75,000	84,266

		227,744

Total Information Technology		944,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.7%)
Chemicals (0.4%)
DuPont de Nemours, Inc.
4.725%, 11/15/28	$100,000	$114,127

Containers & Packaging (0.3%)
Westrock Co.
4.900%, 3/15/29	80,000	90,438

Total Materials		204,565

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)
3.375%, 10/15/26	75,000	77,621
Boston Properties LP (REIT)
2.750%, 10/1/26	75,000	75,509
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	100,000	106,972

Total Real Estate		260,102

Utilities (2.1%)
Electric Utilities (1.3%)
Duke Energy Progress LLC
3.250%, 8/15/25	125,000	131,328
Exelon Corp.
3.400%, 4/15/26	70,000	73,131
FirstEnergy Corp.
Series B
3.900%, 7/15/27	45,000	47,868
Southern Co. (The)
3.250%, 7/1/26	100,000	102,951

		355,278

Multi-Utilities (0.8%)
Dominion Energy, Inc.
3.900%, 10/1/25	75,000	80,309
Sempra Energy
3.400%, 2/1/28	130,000	134,270

		214,579

Total Utilities		569,857

Total Corporate Bonds		10,622,722

Total Long-Term Debt Securities (38.4%) (Cost $10,260,599)		10,622,722

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (18.5%)
JPMorgan Prime Money Market Fund, IM Shares	5,116,775	5,118,310

Total Short-Term Investment (18.5%) (Cost $5,118,435)		5,118,310

Total Investments in Securities (96.5%) (Cost $25,851,911)		26,713,159
Other Assets Less Liabilities (3.5%)		971,441

Net Assets (100%)		$27,684,600

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $189,051 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	55	12/2019	USD	5,220,600	(58,291)

					(58,291)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$705,084	$—	$705,084
Consumer Discretionary	—	465,716	—	465,716
Consumer Staples	—	636,309	—	636,309
Energy	—	1,142,616	—	1,142,616
Financials	—	3,689,158	—	3,689,158
Health Care	—	1,431,083	—	1,431,083
Industrials	—	573,841	—	573,841
Information Technology	—	944,391	—	944,391
Materials	—	204,565	—	204,565
Real Estate	—	260,102	—	260,102
Utilities	—	569,857	—	569,857
Exchange Traded Funds	10,972,127	—	—	10,972,127
Short-Term Investment
Investment Company	5,118,310	—	—	5,118,310

Total Assets	$16,090,437	$10,622,722	$—	$26,713,159

Liabilities:
Futures	$(58,291)	$—	$—	$(58,291)

Total Liabilities	$(58,291)	$—	$—	$(58,291)

Total	$16,032,146	$10,622,722	$—	$26,654,868

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$867,596
Aggregate gross unrealized depreciation	(64,639)

Net unrealized appreciation	$802,957

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,851,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (89.3%)
Energy Equipment & Services (32.3%)
Apergy Corp.*	60,778	$1,644,045
Baker Hughes a GE Co.	80,892	1,876,694
C&J Energy Services, Inc.*	78,489	842,187
Cactus, Inc., Class A*	78,613	2,275,060
Core Laboratories NV	20,804	969,882
Dril-Quip, Inc.*	49,621	2,489,982
Frank’s International NV*	162,076	769,861
Halliburton Co.	85,598	1,613,522
Helix Energy Solutions Group, Inc.*	168,668	1,359,464
Liberty Oilfield Services, Inc., Class A	64,767	701,427
National Oilwell Varco, Inc.	31,967	677,700
Patterson-UTI Energy, Inc.	157,374	1,345,548
ProPetro Holding Corp.*	99,985	908,864
Schlumberger Ltd.	61,156	2,089,701
TechnipFMC plc	83,303	2,010,934
Transocean Ltd.*	264,344	1,181,618

		22,756,489

Oil, Gas & Consumable Fuels (57.0%)
Canadian Natural Resources Ltd.	21,637	576,193
Centennial Resource Development, Inc., Class A*	86,216	389,265
Chevron Corp.	13,964	1,656,130
Concho Resources, Inc.	42,501	2,885,818
ConocoPhillips	9,829	560,056
Continental Resources, Inc.*	82,954	2,554,154
Diamondback Energy, Inc.	31,123	2,798,269
EOG Resources, Inc.	31,432	2,332,883
Kosmos Energy Ltd.	54,826	342,114
Marathon Oil Corp.	157,099	1,927,605
Marathon Petroleum Corp.	49,010	2,977,358
Oasis Petroleum, Inc.*	244,467	845,856
Parsley Energy, Inc., Class A	143,052	2,403,274
PBF Energy, Inc., Class A	57,187	1,554,915
Phillips 66	33,071	3,386,470
Pioneer Natural Resources Co.	22,875	2,876,989
Rattler Midstream LP*	69,376	1,236,280
Suncor Energy, Inc.	58,013	1,832,051
Valero Energy Corp.	37,299	3,179,367
Viper Energy Partners LP	52,857	1,462,553
WPX Energy, Inc.*	226,604	2,399,736

		40,177,336

Total Energy		62,933,825

Information Technology (3.7%)
IT Services (3.7%)
WEX, Inc.*	12,996	2,626,101

Total Information Technology		2,626,101

Total Common Stocks (93.0%) (Cost $96,382,519)		65,559,926

MASTER LIMITED PARTNERSHIPS:
Energy (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Energy Transfer LP	44,965	588,142
Enterprise Products Partners LP	61,328	1,752,755
MPLX LP	16,016	448,608

Total Master Limited Partnerships (3.9%) (Cost $3,060,849)		2,789,505

Total Investments in Securities (96.9%) (Cost $99,443,368)		68,349,431
Other Assets Less Liabilities (3.1%)		2,156,832

Net Assets (100%)		$70,506,263

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$62,933,825	$—	$—	$62,933,825
Information Technology	2,626,101	—	—	2,626,101
Master Limited Partnerships
Energy	2,789,505	—	—	2,789,505

Total Assets	$68,349,431	$—	$—	$68,349,431

Total Liabilities	$—	$—	$—	$—

Total	$68,349,431	$—	$—	$68,349,431

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,091
Aggregate gross unrealized depreciation	(31,915,944)

Net unrealized depreciation	$(31,303,853)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$99,653,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Entertainment (2.7%)
Electronic Arts, Inc.*	88,054	$8,613,442

Interactive Media & Services (1.2%)
Twitter, Inc.*	91,435	3,767,122

Total Communication Services		12,380,564

Consumer Discretionary (20.7%)
Auto Components (1.5%)
BorgWarner, Inc.	132,446	4,858,119

Hotels, Restaurants & Leisure (4.9%)
Chipotle Mexican Grill, Inc.*	11,803	9,920,067
Dunkin’ Brands Group, Inc.	70,958	5,631,227

		15,551,294

Internet & Direct Marketing Retail (2.8%)
GrubHub, Inc.(x)*	67,065	3,769,724
MercadoLibre, Inc.*	9,613	5,298,974

		9,068,698

Multiline Retail (0.6%)
Nordstrom, Inc.(x)	55,498	1,868,618

Specialty Retail (7.8%)
National Vision Holdings, Inc.*	97,768	2,353,276
O’Reilly Automotive, Inc.*	12,228	4,872,980
Tiffany & Co.	50,957	4,720,147
Tractor Supply Co.	83,341	7,537,360
Ulta Beauty, Inc.*	22,563	5,655,416

		25,139,179

Textiles, Apparel & Luxury Goods (3.1%)
Burberry Group plc	146,345	3,911,862
Lululemon Athletica, Inc.*	31,760	6,114,753

		10,026,615

Total Consumer Discretionary		66,512,523

Consumer Staples (1.4%)
Food Products (1.4%)
Hershey Co. (The)	28,446	4,408,846

Total Consumer Staples		4,408,846

Financials (5.5%)
Banks (2.8%)
First Republic Bank	57,284	5,539,363
SVB Financial Group*	16,972	3,546,299

		9,085,662

Capital Markets (2.7%)
Cboe Global Markets, Inc.	15,391	1,768,580
MarketAxess Holdings, Inc.	20,717	6,784,818

		8,553,398

Total Financials		17,639,060

Health Care (17.2%)
Biotechnology (1.3%)
Seattle Genetics, Inc.*	48,258	4,121,233

Health Care Equipment & Supplies (7.9%)
ABIOMED, Inc.*	21,758	3,870,530
DexCom, Inc.*	37,225	5,555,459
Edwards Lifesciences Corp.*	32,598	7,168,626
Glaukos Corp.*	53,666	3,354,662
Intuitive Surgical, Inc.*	10,003	5,400,920

		25,350,197

Health Care Providers & Services (1.4%)
Laboratory Corp. of America Holdings*	27,379	4,599,672

Health Care Technology (2.3%)
Cerner Corp.	79,753	5,436,762
Teladoc Health, Inc.(x)*	26,842	1,817,740

		7,254,502

Life Sciences Tools & Services (1.7%)
10X Genomics, Inc., Class A*	5,898	297,259
Agilent Technologies, Inc.	49,991	3,830,810
Bio-Techne Corp.	6,456	1,263,246

		5,391,315

Pharmaceuticals (2.6%)
Zoetis, Inc.	68,070	8,480,842

Total Health Care		55,197,761

Industrials (17.4%)
Aerospace & Defense (1.7%)
L3Harris Technologies, Inc.	26,956	5,624,100

Building Products (3.1%)
AO Smith Corp.	105,459	5,031,449
Trex Co., Inc.*	53,297	4,846,296

		9,877,745

Machinery (4.8%)
Fortive Corp.	28,096	1,926,262
Gardner Denver Holdings, Inc.*	83,496	2,362,102
IDEX Corp.	33,832	5,544,388
Middleby Corp. (The)*	47,023	5,496,988

		15,329,740

Professional Services (5.8%)
CoStar Group, Inc.*	18,646	11,060,807
TransUnion	92,439	7,497,728

		18,558,535

Trading Companies & Distributors (2.0%)
Fastenal Co.	198,676	6,490,745

Total Industrials		55,880,865

Information Technology (26.2%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	21,407	5,114,560

Electronic Equipment, Instruments & Components (3.7%)
Coherent, Inc.*	16,738	2,572,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Keysight Technologies, Inc.*	77,336	$7,520,926
Novanta, Inc.*	19,423	1,587,248

		11,681,139

IT Services (2.9%)
Square, Inc., Class A*	89,800	5,563,110
Twilio, Inc., Class A*	34,803	3,826,938

		9,390,048

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices, Inc.*	126,656	3,671,758
Maxim Integrated Products, Inc.	94,156	5,452,574
Microchip Technology, Inc.(x)	65,910	6,123,698
Monolithic Power Systems, Inc.	35,234	5,483,467
Teradyne, Inc.	130,359	7,549,090
Universal Display Corp.	21,440	3,599,776

		31,880,363

Software (8.1%)
DocuSign, Inc.*	53,854	3,334,640
Guidewire Software, Inc.*	64,278	6,773,616
Palo Alto Networks, Inc.*	21,653	4,413,531
ServiceNow, Inc.*	27,227	6,911,574
Tyler Technologies, Inc.*	16,763	4,400,287

		25,833,648

Total Information Technology		83,899,758

Materials (4.4%)
Chemicals (4.4%)
Axalta Coating Systems Ltd.*	182,957	5,516,153
RPM International, Inc.	66,090	4,547,653
Scotts Miracle-Gro Co. (The)	39,756	4,047,956

Total Materials		14,111,762

Total Common Stocks (96.7%) (Cost $268,050,232)		310,031,139

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	2,412,775	2,413,498

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $ 1,411,341, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $1,439,477.(xx)	$1,411,252	1,411,252
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 500,033, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		1,911,252

Total Short-Term Investments (1.3%) (Cost $4,324,750)		4,324,750

Total Investments in Securities (98.0%) (Cost $272,374,982)		314,355,889
Other Assets Less Liabilities (2.0%)		6,316,478

Net Assets (100%)		$320,672,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $8,514,927. This was collateralized by $6,673,373 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/49 and by cash of $1,911,252 which was subsequently invested in joint repurchase agreements.

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Cerner Corp.	Exchange Traded	186	USD (1,267,962)	USD 70.00	10/18/2019	(41,850)

Total Written Options Contracts (Premiums Received ($70,655))						(41,850)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,380,564	$—	$—	$12,380,564
Consumer Discretionary	62,600,661	3,911,862	—	66,512,523
Consumer Staples	4,408,846	—	—	4,408,846
Financials	17,639,060	—	—	17,639,060
Health Care	55,197,761	—	—	55,197,761
Industrials	55,880,865	—	—	55,880,865
Information Technology	83,899,758	—	—	83,899,758
Materials	14,111,762	—	—	14,111,762
Short-Term Investments
Investment Company	2,413,498	—	—	2,413,498
Repurchase Agreements	—	1,911,252	—	1,911,252

Total Assets	$308,532,775	$5,823,114	$—	$314,355,889

Liabilities:
Options Written
Put Options Written	(41,850)	—	—	(41,850)

Total Liabilities	$(41,850)	$—	$—	$(41,850)

Total	$308,490,925	$5,823,114	$—	$314,314,039

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,559,903
Aggregate gross unrealized depreciation	(11,511,901)

Net unrealized appreciation	$42,048,002

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,266,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Entertainment (2.4%)
Electronic Arts, Inc.*	17,149	$1,677,515
Take-Two Interactive Software, Inc.*	16,596	2,080,143

		3,757,658

Interactive Media & Services (10.9%)
Alphabet, Inc., Class A*	3,393	4,143,328
Alphabet, Inc., Class C*	4,483	5,464,777
Facebook, Inc., Class A*	41,296	7,353,992

		16,962,097

Total Communication Services		20,719,755

Consumer Discretionary (6.5%)
Internet & Direct Marketing Retail (6.5%)
Alibaba Group Holding Ltd. (ADR)*	38,111	6,373,303
Amazon.com, Inc.*	1,653	2,869,459
Booking Holdings, Inc.*	430	843,922

Total Consumer Discretionary		10,086,684

Health Care (13.8%)
Biotechnology (9.6%)
CRISPR Therapeutics AG(x)*	19,008	779,138
Evogene Ltd.(x)*	38,500	60,830
Ionis Pharmaceuticals, Inc.*	60,133	3,602,568
Moderna, Inc.(x)*	33,854	538,956
Sage Therapeutics, Inc.*	8,720	1,223,329
Sarepta Therapeutics, Inc.*	18,361	1,382,950
Vertex Pharmaceuticals, Inc.*	42,949	7,276,420

		14,864,191

Health Care Technology (4.2%)
Cerner Corp.	83,448	5,688,650
Teladoc Health, Inc.(x)*	13,150	890,518

		6,579,168

Total Health Care		21,443,359

Industrials (0.4%)
Road & Rail (0.4%)
Lyft, Inc., Class A(x)*	16,819	686,888

Total Industrials		686,888

Information Technology (59.7%)
IT Services (11.6%)
Euronet Worldwide, Inc.*	56,555	8,273,997
Fiserv, Inc.*	20,163	2,088,685
WNS Holdings Ltd. (ADR)*	129,810	7,626,337

		17,989,019

Semiconductors & Semiconductor Equipment (21.4%)
ASML Holding NV (Registered) (NYRS)	17,617	4,376,415
Broadcom, Inc.	5,676	1,566,973
Infineon Technologies AG	198,222	3,567,452
Microchip Technology, Inc.(x)	24,808	2,304,911
Micron Technology, Inc.*	156,535	6,707,525
QUALCOMM, Inc.	50,467	3,849,623
Semtech Corp.*	41,676	2,025,870
Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR)	35,888	1,668,074
Universal Display Corp.	42,915	7,205,429

		33,272,272

Software (20.1%)
ACI Worldwide, Inc.*	210,328	6,588,524
Aspen Technology, Inc.*	65,458	8,056,571
Microsoft Corp.	118,672	16,498,968

		31,144,063

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	38,289	8,575,587
Samsung Electronics Co. Ltd.	42,413	1,739,212

		10,314,799

Total Information Technology	.	92,720,153

Materials (0.3%)
Chemicals (0.3%)
Marrone Bio Innovations, Inc.(x)*	313,500	442,035

Total Materials		442,035

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
QTS Realty Trust, Inc. (REIT), Class A	47,218	2,427,477

Total Real Estate		2,427,477

Total Common Stocks (95.6%) (Cost $130,440,943)		148,526,351

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,928,744	1,929,322

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $ 501,747, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $511,750.(xx)	$501,716	$501,716
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $ 1,000,053, collateralized by various Common Stocks; total market value $1,100,000.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $ 750,273, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $765,000.(xx)	750,000	750,000

Total Repurchase Agreements		2,351,716

Total Short-Term Investments (2.8%) (Cost $4,281,106)		4,281,038

Total Investments in Securities (98.4%) (Cost $134,722,049)		152,807,389
Other Assets Less Liabilities (1.6%)		2,546,938

Net Assets (100%)		$155,354,327

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $4,226,253. This was collateralized by $1,953,786 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19-5/15/47 and by cash of $2,351,716 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,719,755	$—	$—	$20,719,755
Consumer Discretionary	10,086,684	—	—	10,086,684
Health Care	21,443,359	—	—	21,443,359
Industrials	686,888	—	—	686,888
Information Technology	87,413,489	5,306,664	—	92,720,153
Materials	442,035	—	—	442,035
Real Estate	2,427,477	—	—	2,427,477
Short-Term Investments
Investment Company	1,929,322	—	—	1,929,322
Repurchase Agreements	—	2,351,716	—	2,351,716

Total Assets	$145,149,009	$7,658,380	$—	$152,807,389

Total Liabilities	$—	$—	$—	$—

Total	$145,149,009	$7,658,380	$—	$152,807,389

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,392,525
Aggregate gross unrealized depreciation	(2,307,501)

Net unrealized appreciation	$18,085,024

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,722,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	138,407	$5,756,347

Media (0.9%)
Omnicom Group, Inc.	114,395	8,957,129

Total Communication Services		14,713,476

Consumer Discretionary (9.4%)
Auto Components (0.5%)
Visteon Corp.*	60,301	4,977,245

Diversified Consumer Services (2.4%)
frontdoor, Inc.*	154,072	7,483,277
ServiceMaster Global Holdings, Inc.*	308,147	17,225,417

		24,708,694

Hotels, Restaurants & Leisure (3.4%)
Aramark	239,017	10,416,361
Dunkin’ Brands Group, Inc.	188,878	14,989,358
Norwegian Cruise Line Holdings Ltd.*	186,042	9,631,394

		35,037,113

Internet & Direct Marketing Retail (0.4%)
Wayfair, Inc., Class A(x)*	35,591	3,990,463

Specialty Retail (1.2%)
CarMax, Inc.*	84,903	7,471,464
Williams-Sonoma, Inc.(x)	82,759	5,625,957

		13,097,421

Textiles, Apparel & Luxury Goods (1.5%)
Gildan Activewear, Inc.	446,379	15,846,454

Total Consumer Discretionary		97,657,390

Financials (12.1%)
Banks (0.5%)
SVB Financial Group*	23,500	4,910,325

Capital Markets (5.5%)
Cboe Global Markets, Inc.	61,359	7,050,763
LPL Financial Holdings, Inc.	291,164	23,846,331
MSCI, Inc.	30,873	6,722,596
TD Ameritrade Holding Corp.	426,305	19,908,443

		57,528,133

Consumer Finance (0.6%)
Synchrony Financial	179,011	6,102,485

Insurance (5.5%)
Aon plc	119,811	23,191,815
Intact Financial Corp.	172,091	17,320,160
WR Berkley Corp.	241,680	17,456,547

		57,968,522

Total Financials		126,509,465

Health Care (16.1%)
Biotechnology (2.1%)
Celgene Corp.*	87,850	8,723,505
Neurocrine Biosciences, Inc.*	101,238	9,122,556
Sage Therapeutics, Inc.*	16,408	2,301,879
Sarepta Therapeutics, Inc.*	31,628	2,382,221

		22,530,161

Health Care Equipment & Supplies (7.7%)
Boston Scientific Corp.*	503,066	20,469,755
Cooper Cos., Inc. (The)	67,126	19,936,422
Dentsply Sirona, Inc.	49,531	2,640,498
ICU Medical, Inc.*	34,616	5,524,714
STERIS plc	114,393	16,528,644
Teleflex, Inc.	27,213	9,245,617
Varian Medical Systems, Inc.*	47,134	5,613,188

		79,958,838

Life Sciences Tools & Services (5.1%)
IQVIA Holdings, Inc.*	96,385	14,397,991
PerkinElmer, Inc.	216,569	18,445,182
PRA Health Sciences, Inc.*	67,135	6,661,806
Waters Corp.*	62,215	13,888,255

		53,393,234

Pharmaceuticals (1.2%)
Catalent, Inc.*	218,369	10,407,466
Elanco Animal Health, Inc.*	75,954	2,019,617

		12,427,083

Total Health Care		168,309,316

Industrials (19.4%)
Aerospace & Defense (3.7%)
L3Harris Technologies, Inc.	72,370	15,099,277
Teledyne Technologies, Inc.*	72,595	23,374,864

		38,474,141

Airlines (0.7%)
Ryanair Holdings plc (ADR)*	104,483	6,935,582

Commercial Services & Supplies (3.3%)
Cimpress NV(x)*	116,887	15,410,382
Edenred	164,129	7,876,633
Ritchie Bros Auctioneers, Inc.	269,159	10,739,444

		34,026,459

Electrical Equipment (2.4%)
Sensata Technologies Holding plc*	510,075	25,534,354

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	87,392	12,719,032

Machinery (2.7%)
Middleby Corp. (The)*	61,169	7,150,656
Rexnord Corp.*	368,790	9,975,769
Wabtec Corp.	161,409	11,598,851

		28,725,276

Professional Services (3.9%)
CoStar Group, Inc.*	20,329	12,059,163
IHS Markit Ltd.*	159,418	10,661,876
Verisk Analytics, Inc.	114,733	18,143,876

		40,864,915

Road & Rail (0.9%)
Old Dominion Freight Line, Inc.	56,413	9,588,518

Trading Companies & Distributors (0.6%)
Ferguson plc	79,130	5,783,172

Total Industrials		202,651,449

Information Technology (34.1%)
Electronic Equipment, Instruments & Components (5.8%)
Belden, Inc.	113,561	6,057,344
Dolby Laboratories, Inc., Class A	161,587	10,444,984
Flex Ltd.*	827,825	8,663,188
National Instruments Corp.	333,875	14,019,411
TE Connectivity Ltd.	229,051	21,342,972

		60,527,899

IT Services (12.2%)
Amdocs Ltd.	264,353	17,476,377
Broadridge Financial Solutions, Inc.	137,445	17,102,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Euronet Worldwide, Inc.*	37,231	$5,446,895
Fidelity National Information Services, Inc.	129,040	17,131,351
Gartner, Inc.*	48,839	6,983,489
Global Payments, Inc.	142,652	22,681,668
GoDaddy, Inc., Class A*	239,351	15,792,379
WEX, Inc.*	120,634	24,376,512

		126,990,952

Semiconductors & Semiconductor Equipment (7.9%)
KLA Corp.	146,405	23,344,277
Lam Research Corp.	68,008	15,717,329
Microchip Technology, Inc.(x)	244,044	22,674,128
ON Semiconductor Corp.*	791,336	15,201,565
Xilinx, Inc.	51,881	4,975,388

		81,912,687

Software (8.2%)
Atlassian Corp. plc, Class A*	83,910	10,525,670
Constellation Software, Inc.	30,340	30,301,069
Intuit, Inc.	21,455	5,705,743
Nice Ltd. (ADR)*	134,282	19,309,751
SS&C Technologies Holdings, Inc. 385,977		19,904,834

		85,747,067

Total Information Technology		355,178,605

Materials (1.3%)
Containers & Packaging (1.3%)
Sealed Air Corp.	320,379	13,298,932

Total Materials		13,298,932

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Crown Castle International Corp. (REIT)	169,281	23,531,752
Lamar Advertising Co. (REIT), Class A	252,302	20,671,103

Total Real Estate		44,202,855

Total Common Stocks (98.0%) (Cost $689,227,583)		1,022,521,488

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $ 100,007, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625% - 2.750%, maturing 5/15/20-8/7/23; total market value $102,000.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $58,452, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $65,054.(xx)	58,449	58,449
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 529,328, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $539,879.(xx)	529,293	529,293

Total Repurchase Agreements		787,742

Total Short-Term Investments (0.1%) (Cost $787,742)		787,742

Total Investments in Securities (98.1%) (Cost $690,015,325)		1,023,309,230
Other Assets Less Liabilities (1.9%)		19,521,734

Net Assets (100%)		$1,042,830,964

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $10,260,189. This was collateralized by $10,058,873 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $787,742 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,713,476	$—	$—	$14,713,476
Consumer Discretionary	97,657,390	—	—	97,657,390
Financials	126,509,465	—	—	126,509,465
Health Care	168,309,316	—	—	168,309,316
Industrials	188,991,644	13,659,805	—	202,651,449
Information Technology	355,178,605	—	—	355,178,605
Materials	13,298,932	—	—	13,298,932
Real Estate	44,202,855	—	—	44,202,855
Short-Term Investments
Repurchase Agreements	—	787,742	—	787,742

Total Assets	$1,008,861,683	$14,447,547	$—	$1,023,309,230

Total Liabilities	$—	$—	$—	$—

Total	$1,008,861,683	$14,447,547	$—	$1,023,309,230

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,107,544
Aggregate gross unrealized depreciation	(18,775,397)

Net unrealized appreciation	$333,332,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$689,977,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (33.7%)
iShares 1-3 Year Treasury Bond ETF	221,190	$18,761,336
SPDR Portfolio Intermediate Term Treasury ETF	910,647	28,475,932

Total Fixed Income		47,237,268

Equity (17.0%)
Vanguard S&P 500 ETF	87,439	23,835,871

Total Exchange Traded Funds (50.7%) (Cost $67,793,234)		71,073,139

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.4%)
U.S. Treasury Notes
2.000%, 1/31/20#	$3,329,000	3,329,650

Total Long-Term Debt Securities (2.4%) (Cost $3,322,912)		3,329,650

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (23.8%)
FFCB
0.00%, 10/1/19(o)(p)	16,704,000	16,704,000
FHLB
0.00%, 10/1/19(o)(p)	16,675,000	16,675,000

Total U.S. Government Agency Securities		33,379,000

U.S. Treasury Obligations (21.4%)
U.S. Treasury Bills
1.52%, 10/8/19(p)	30,000,000	29,989,878

Total Short-Term Investments (45.2%) (Cost $63,367,327)		63,368,878

Total Investments in Securities (98.3%) (Cost $134,483,473)		137,771,667
Other Assets Less Liabilities (1.7%)		2,317,700

Net Assets (100%)		$140,089,367

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,318,648.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2019.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	363	12/2019	EUR	14,065,423	194,474
FTSE 100 Index	68	12/2019	GBP	6,173,300	90,587
Russell 2000 E-Mini Index	200	12/2019	USD	15,250,000	(543,284)
S&P 500 E-Mini Index	161	12/2019	USD	23,976,925	(183,969)
TOPIX Index	49	12/2019	JPY	7,196,485	154,890

					(287,302)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$71,073,139	$—	$—	$71,073,139
Futures	439,951	—	—	439,951
Short-Term Investments
U.S. Government Agency Securities	—	33,379,000	—	33,379,000
U.S. Treasury Obligations	—	29,989,878	—	29,989,878
U.S. Treasury Obligations	—	3,329,650	—	3,329,650

Total Assets	$71,513,090	$66,698,528	$—	$138,211,618

Liabilities:
Futures	$(727,253)	$—	$—	$(727,253)

Total Liabilities	$(727,253)	$—	$—	$(727,253)

Total	$70,785,837	$66,698,528	$—	$137,484,365

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,849,888
Aggregate gross unrealized depreciation	183,519

Net unrealized appreciation	$4,033,407

Federal income tax cost of investments in securities and derivative instruments, if applicable	$133,450,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Media (8.6%)
Altice USA, Inc., Class A*	125,400	$3,596,472
Charter Communications, Inc., Class A*	41,700	17,185,404
Comcast Corp., Class A	619,900	27,945,092
Discovery, Inc., Class A*	65,700	1,749,591
DISH Network Corp., Class A*	74,200	2,527,994

		53,004,553

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	43,300	3,410,741

Total Communication Services		56,415,294

Consumer Discretionary (8.2%)
Automobiles (1.2%)
Ford Motor Co.	288,500	2,642,660
General Motors Co.	132,930	4,982,217

		7,624,877

Hotels, Restaurants & Leisure (2.2%)
Norwegian Cruise Line Holdings Ltd.*	110,900	5,741,293
Royal Caribbean Cruises Ltd.	70,800	7,669,764

		13,411,057

Household Durables (1.9%)
Lennar Corp., Class A	117,252	6,548,524
Mohawk Industries, Inc.*	44,300	5,496,301

		12,044,825

Leisure Products (0.5%)
Brunswick Corp.	56,400	2,939,568

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	22,800	3,771,120
Best Buy Co., Inc.	53,300	3,677,167

		7,448,287

Textiles, Apparel & Luxury Goods (1.2%)
Levi Strauss & Co., Class A*	58,800	1,119,552
PVH Corp.	54,600	4,817,358
Tapestry, Inc.	47,200	1,229,560

		7,166,470

Total Consumer Discretionary		50,635,084

Consumer Staples (5.6%)
Food & Staples Retailing (1.4%)
Sprouts Farmers Market, Inc.*	69,500	1,344,130
Walmart, Inc.	63,800	7,571,784

		8,915,914

Food Products (1.6%)
Lamb Weston Holdings, Inc.	137,000	9,962,640

Household Products (1.2%)
Energizer Holdings, Inc.	89,000	3,878,620
Procter & Gamble Co. (The)	25,800	3,209,004

		7,087,624

Tobacco (1.4%)
Altria Group, Inc.	49,700	2,032,730
Philip Morris International, Inc.	84,100	6,385,713

		8,418,443

Total Consumer Staples		34,384,621

Energy (8.2%)
Oil, Gas & Consumable Fuels (8.2%)
Chevron Corp.	133,700	15,856,820
Concho Resources, Inc.	131,100	8,901,690
Marathon Petroleum Corp.	265,100	16,104,825
Pioneer Natural Resources Co.	75,000	9,432,750

Total Energy		50,296,085

Financials (19.1%)
Banks (9.2%)
Bank of America Corp.	324,200	9,456,914
Citigroup, Inc.	189,755	13,108,275
Citizens Financial Group, Inc.	174,300	6,164,991
Comerica, Inc.	43,100	2,844,169
East West Bancorp, Inc.	118,300	5,239,507
Huntington Bancshares, Inc.	130,900	1,867,943
KeyCorp	666,700	11,893,928
US Bancorp.	113,300	6,270,022

		56,845,749

Capital Markets (3.0%)
Intercontinental Exchange, Inc.	38,100	3,515,487
Morgan Stanley	344,800	14,712,616

		18,228,103

Consumer Finance (1.1%)
Capital One Financial Corp.	75,500	6,868,990

Diversified Financial Services (2.5%)
Berkshire Hathaway, Inc., Class B*	74,300	15,455,886

Insurance (3.3%)
Everest Re Group Ltd.	7,100	1,889,239
Hartford Financial Services Group, Inc. (The)	69,300	4,200,273
MetLife, Inc.	161,700	7,625,772
Prudential Financial, Inc.	34,500	3,103,275
Travelers Cos., Inc. (The)	25,800	3,836,202

		20,654,761

Total Financials		118,053,489

Health Care (13.3%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*	21,100	2,066,534
Celgene Corp.*	59,800	5,938,140
Gilead Sciences, Inc.	38,700	2,452,806

		10,457,480

Health Care Equipment & Supplies (3.9%)
Becton Dickinson and Co.	36,900	9,334,224
Boston Scientific Corp.*	70,500	2,868,645
Zimmer Biomet Holdings, Inc.	83,600	11,475,772

		23,678,641

Health Care Providers & Services (2.6%)
Cigna Corp.	77,800	11,809,262
Laboratory Corp. of America Holdings*	25,800	4,334,400

		16,143,662

Pharmaceuticals (5.1%)
Eli Lilly & Co.	78,320	8,758,526
Merck & Co., Inc.	146,300	12,315,534
Pfizer, Inc.	289,200	10,390,956

		31,465,016

Total Health Care		81,744,799

Industrials (9.3%)
Aerospace & Defense (2.6%)
Arconic, Inc.	121,400	3,156,400
General Dynamics Corp.	71,100	12,992,103

		16,148,503

Airlines (2.4%)
JetBlue Airways Corp.*	191,300	3,204,275
Southwest Airlines Co.	213,000	11,504,130

		14,708,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
Owens Corning	41,900	$2,648,080

Electrical Equipment (0.8%)
Eaton Corp. plc	56,200	4,673,030

Machinery (3.1%)
Deere & Co.	22,900	3,862,772
Ingersoll-Rand plc	20,100	2,476,521
Parker-Hannifin Corp.	46,300	8,362,243
Stanley Black & Decker, Inc.	32,600	4,707,766

		19,409,302

Total Industrials		57,587,320

Information Technology (4.7%)
IT Services (1.5%)
Cognizant Technology Solutions Corp., Class A	92,200	5,556,433
Fidelity National Information Services, Inc.	26,300	3,491,588

		9,048,021

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	36,000	4,022,280
Broadcom, Inc.	7,500	2,070,525
First Solar, Inc.*	39,700	2,302,997
ON Semiconductor Corp.*	112,700	2,164,967

		10,560,769

Software (1.1%)
LogMeIn, Inc.	43,400	3,079,664
Microsoft Corp.	29,400	4,087,482

		7,167,146

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	47,500	2,463,350

Total Information Technology		29,239,286

Materials (7.3%)
Chemicals (5.7%)
Celanese Corp.	38,500	4,708,165
Eastman Chemical Co.	41,000	3,027,030
FMC Corp.	250,600	21,972,608
Linde plc	27,600	5,346,672

		35,054,475

Containers & Packaging (1.4%)
Crown Holdings, Inc.*	112,000	7,398,720
Westrock Co.	34,600	1,261,170

		8,659,890

Metals & Mining (0.2%)
Alcoa Corp.*	67,100	1,346,697

Total Materials		45,061,062

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (7.9%)
Empire State Realty Trust, Inc. (REIT), Class A	298,000	4,252,460
Equinix, Inc. (REIT)	6,000	3,460,800
HCP, Inc. (REIT)	193,100	6,880,153
JBG SMITH Properties (REIT)	84,900	3,328,929
Prologis, Inc. (REIT)	54,000	4,601,880
SL Green Realty Corp. (REIT)	72,100	5,894,175
Ventas, Inc. (REIT)	137,000	10,005,110
VEREIT, Inc. (REIT)	169,100	1,653,798
VICI Properties, Inc. (REIT)	271,500	6,149,475
Weingarten Realty Investors (REIT)	88,700	2,583,831

Total Real Estate		48,810,611

Utilities (3.4%)
Electric Utilities (3.4%)
Edison International	75,700	5,709,294
Exelon Corp.	167,300	8,082,263
NextEra Energy, Inc.	31,400	7,315,886

Total Utilities		21,107,443

Total Common Stocks (96.2%) (Cost $ 554,629,821)		593,335,094

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.8%)
FFCB 0.00%, 10/1/19(o)(p)	$17,307,000	17,307,000

Total Short-Term Investment (2.8%) (Cost $ 17,307,000)		17,307,000

Total Investments in Securities (99.0%) (Cost $ 571,936,821)		610,642,094
Other Assets Less Liabilities (1.0%)		6,184,676

Net Assets (100%)		$616,826,770

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of September 30, 2019.
(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

FFCB — Federal Farm Credit Bank

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$56,415,294	$—	$—	$56,415,294
Consumer Discretionary	50,635,084	—	—	50,635,084
Consumer Staples	34,384,621	—	—	34,384,621
Energy	50,296,085	—	—	50,296,085
Financials	118,053,489	—	—	118,053,489
Health Care	81,744,799	—	—	81,744,799
Industrials	57,587,320	—	—	57,587,320
Information Technology	29,239,286	—	—	29,239,286
Materials	45,061,062	—	—	45,061,062
Real Estate	48,810,611	—	—	48,810,611
Utilities	21,107,443	—	—	21,107,443
Short-Term Investment
U.S. Government Agency Security	—	17,307,000	—	17,307,000

Total Assets	$593,335,094	$17,307,000	$—	$610,642,094

Total Liabilities	$—	$—	$—	$—

Total	$593,335,094	$17,307,000	$—	$610,642,094

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,896,645
Aggregate gross unrealized depreciation	(20,662,983)

Net unrealized appreciation	$37,233,662

Federal income tax cost of investments in securities and derivative instruments, if applicable	$573,408,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	627,176	$23,732,340
CenturyLink, Inc.	46,022	574,354
Verizon Communications, Inc.	196,552	11,863,879

		36,170,573

Entertainment (2.7%)
Activision Blizzard, Inc.	271,460	14,365,663
Electronic Arts, Inc.*	143,505	14,037,659
Netflix, Inc.*	44,482	11,904,273
Take-Two Interactive Software, Inc.*	5,208	652,771
Viacom, Inc., Class B	15,975	383,879
Walt Disney Co. (The)	167,998	21,893,499

		63,237,744

Interactive Media & Services (3.8%)
Alphabet, Inc., Class A*	14,234	17,381,707
Alphabet, Inc., Class C*	28,695	34,979,205
Facebook, Inc., Class A*	194,155	34,575,122
TripAdvisor, Inc.*	5,583	215,951
Twitter, Inc.*	36,735	1,513,482

		88,665,467

Media (1.5%)
CBS Corp. (Non-Voting), Class B	15,551	627,794
Charter Communications, Inc., Class A*	22,171	9,137,112
Comcast Corp., Class A	474,869	21,407,095
Discovery, Inc., Class A(x)*	6,943	184,892
Discovery, Inc., Class C*	16,488	405,935
DISH Network Corp., Class A*	12,051	410,578
Fox Corp., Class A	17,184	541,898
Fox Corp., Class B	7,291	229,958
Interpublic Group of Cos., Inc. (The)	17,413	375,424
News Corp., Class A	18,495	257,450
News Corp., Class B	4,223	60,368
Omnicom Group, Inc.	10,188	797,720

		34,436,224

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	664,007	5,494,068
T-Mobile US, Inc.*	15,024	1,183,440

		6,677,508

Total Communication Services		229,187,516

Consumer Discretionary (8.3%)
Auto Components (0.1%)
Aptiv plc	12,175	1,064,339
BorgWarner, Inc.	10,734	393,723

		1,458,062

Automobiles (0.2%)
Ford Motor Co.	186,239	1,705,949
General Motors Co.	59,707	2,237,818
Harley-Davidson, Inc.	7,682	276,322

		4,220,089

Distributors (0.0%)
Genuine Parts Co.	6,805	677,710
LKQ Corp.*	14,810	465,775

		1,143,485

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,884	233,460

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	18,922	827,081
Chipotle Mexican Grill, Inc.*	6,890	5,790,838
Darden Restaurants, Inc.	5,755	680,356
Domino’s Pizza Group plc	512,942	1,607,623
Hilton Grand Vacations, Inc.*	74,680	2,389,760
Hilton Worldwide Holdings, Inc.	47,432	4,416,394
Marriott International, Inc., Class A	12,991	1,615,691
McDonald’s Corp.	36,090	7,748,884
MGM Resorts International	24,467	678,225
Norwegian Cruise Line Holdings Ltd.*	10,416	539,236
Royal Caribbean Cruises Ltd.	7,992	865,773
Starbucks Corp.	99,654	8,811,407
Wyndham Hotels & Resorts, Inc.	60,800	3,145,792
Wynn Resorts Ltd.	27,506	2,990,452
Yum! Brands, Inc.	40,860	4,634,750

		46,742,262

Household Durables (0.3%)
DR Horton, Inc.	15,959	841,199
Garmin Ltd.	6,866	581,481
Leggett & Platt, Inc.	6,403	262,139
Lennar Corp., Class A	13,515	754,813
Mohawk Industries, Inc.*	21,009	2,606,587
Newell Brands, Inc.	18,109	339,000
NVR, Inc.*	163	605,928
PulteGroup, Inc.	12,023	439,441
Whirlpool Corp.	2,928	463,678

		6,894,266

Internet & Direct Marketing Retail (2.3%)
Alibaba Group Holding Ltd. (ADR)*	30,825	5,154,865
Amazon.com, Inc.*	21,732	37,724,796
Booking Holdings, Inc.*	3,020	5,927,082
eBay, Inc.	37,468	1,460,503
Expedia Group, Inc.	26,021	3,497,482

		53,764,728

Leisure Products (0.0%)
Hasbro, Inc.	5,465	648,641

Multiline Retail (0.8%)
Dollar General Corp.	12,216	1,941,611
Dollar Tree, Inc.*	120,745	13,784,249
Kohl’s Corp.	7,666	380,694
Macy’s, Inc.	13,556	210,660
Nordstrom, Inc.(x)	5,381	181,178
Target Corp.	24,280	2,595,775

		19,094,167

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	3,247	537,054
AutoZone, Inc.*	1,160	1,258,159
Best Buy Co., Inc.	11,022	760,408
CarMax, Inc.*	52,093	4,584,184
Gap, Inc. (The)	11,448	198,737
Home Depot, Inc. (The)	108,429	25,157,697
L Brands, Inc.	12,555	245,952
Lowe’s Cos., Inc.	36,678	4,033,113
O’Reilly Automotive, Inc.*	3,636	1,448,982
Ross Stores, Inc.	43,531	4,781,880
Tiffany & Co.	5,008	463,891
TJX Cos., Inc. (The)	57,451	3,202,319
Tractor Supply Co.	5,668	512,614
Ulta Beauty, Inc.*	2,858	716,358

		47,901,348

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	76,784	2,546,157
Hanesbrands, Inc.	17,835	273,232
NIKE, Inc., Class B	84,803	7,964,698
PVH Corp.	3,303	291,424
Ralph Lauren Corp.	2,303	219,867
Tapestry, Inc.	14,030	365,482
Under Armour, Inc., Class A(x)*	10,458	208,532
Under Armour, Inc., Class C*	9,259	167,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	15,504	$1,379,701

		13,416,959

Total Consumer Discretionary		195,517,467

Consumer Staples (5.3%)
Beverages (1.0%)
Brown-Forman Corp., Class B	8,777	551,020
Coca-Cola Co. (The)	182,885	9,956,260
Constellation Brands, Inc., Class A	7,948	1,647,462
Molson Coors Brewing Co., Class B	8,704	500,480
Monster Beverage Corp.*	18,385	1,067,433
PepsiCo, Inc.	66,444	9,109,472

		22,832,127

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	32,900	9,478,819
Kroger Co. (The)	37,961	978,635
Sysco Corp.	24,387	1,936,328
US Foods Holding Corp.*	296,941	12,204,275
Walgreens Boots Alliance, Inc.	36,052	1,994,036
Walmart, Inc.	67,583	8,020,750

		34,612,843

Food Products (1.0%)
Archer-Daniels-Midland Co.	26,356	1,082,441
Campbell Soup Co.	8,014	376,017
Conagra Brands, Inc.	23,124	709,444
General Mills, Inc.	28,679	1,580,786
Hershey Co. (The)	7,101	1,100,584
Hormel Foods Corp.(x)	13,815	604,130
JM Smucker Co. (The)	5,390	593,008
Kellogg Co.	11,725	754,504
Kraft Heinz Co. (The)	29,282	817,993
Lamb Weston Holdings, Inc.	6,890	501,041
McCormick & Co., Inc. (Non-Voting)	5,715	893,254
Mondelez International, Inc., Class A	115,957	6,414,741
Nomad Foods Ltd.*	375,935	7,706,667
Tyson Foods, Inc., Class A	14,004	1,206,305

		24,340,915

Household Products (1.0%)
Church & Dwight Co., Inc.	43,410	3,266,168
Clorox Co. (The)	5,976	907,575
Colgate-Palmolive Co.	40,774	2,997,297
Kimberly-Clark Corp.	16,357	2,323,512
Procter & Gamble Co. (The)	118,931	14,792,638

		24,287,190

Personal Products (0.2%)
Coty, Inc., Class A	11,802	124,039
Estee Lauder Cos., Inc. (The), Class A	23,013	4,578,436

		4,702,475

Tobacco (0.6%)
Altria Group, Inc.	88,776	3,630,938
Philip Morris International, Inc.	121,237	9,205,526

		12,836,464

Total Consumer Staples		123,612,014

Energy (3.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	30,617	710,315
Halliburton Co.	40,665	766,535
Helmerich & Payne, Inc.	5,270	211,169
National Oilwell Varco, Inc.	17,498	370,958
Schlumberger Ltd.	65,723	2,245,755
TechnipFMC plc	20,360	491,490

		4,796,222

Oil, Gas & Consumable Fuels (3.6%)
Apache Corp.	19,260	493,056
Cabot Oil & Gas Corp.	18,709	328,717
Cameco Corp.	731,325	6,947,588
Chevron Corp.	110,192	13,068,771
Cimarex Energy Co.	5,378	257,821
Concho Resources, Inc.	34,942	2,372,562
ConocoPhillips	93,556	5,330,821
Devon Energy Corp.	211,417	5,086,693
Diamondback Energy, Inc.	7,977	717,212
Enbridge, Inc.	54,500	1,911,860
EOG Resources, Inc.	65,980	4,897,036
Equitrans Midstream Corp.	114,560	1,666,848
Exxon Mobil Corp.	201,071	14,197,623
Hess Corp.	12,276	742,453
HollyFrontier Corp.	7,182	385,242
Kinder Morgan, Inc.	92,520	1,906,837
Kosmos Energy Ltd.	1,615,375	10,079,940
Marathon Oil Corp.	37,799	463,794
Marathon Petroleum Corp.	31,285	1,900,564
Noble Energy, Inc.	22,970	515,906
Occidental Petroleum Corp.	42,508	1,890,331
ONEOK, Inc.	19,625	1,446,166
Phillips 66	21,316	2,182,758
Pioneer Natural Resources Co.	7,943	998,991
Valero Energy Corp.	19,693	1,678,631
Williams Cos., Inc. (The)	156,998	3,777,372

		85,245,593

Total Energy		90,041,815

Financials (11.4%)
Banks (4.0%)
Bank of America Corp.	398,116	11,613,044
BB&T Corp.	36,410	1,943,202
Citigroup, Inc.	277,764	19,187,937
Citizens Financial Group, Inc.	21,148	748,005
Comerica, Inc.	6,842	451,503
Fifth Third Bancorp	34,240	937,491
First Republic Bank	8,284	801,063
Huntington Bancshares, Inc.	49,320	703,796
JPMorgan Chase & Co.	278,087	32,728,059
KeyCorp	47,306	843,939
M&T Bank Corp.	6,352	1,003,425
People’s United Financial, Inc.	18,125	283,384
PNC Financial Services Group, Inc. (The)‡	21,160	2,965,786
Regions Financial Corp.	46,474	735,219
SunTrust Banks, Inc.	21,097	1,451,474
SVB Financial Group*	12,741	2,662,232
US Bancorp	68,147	3,771,255
Wells Fargo & Co.	190,543	9,610,989
Zions Bancorp NA	8,410	374,413

		92,816,216

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,494	207,875
Ameriprise Financial, Inc.	6,219	914,815
Ares Capital Corp.	383,050	7,138,137
Bank of New York Mellon Corp. (The)	40,766	1,843,031
BlackRock, Inc.‡	5,583	2,488,008
Brookfield Asset Management, Inc., Class A	103,664	5,503,544
Cboe Global Markets, Inc.	5,232	601,209
Charles Schwab Corp. (The)	253,737	10,613,819
CME Group, Inc.	24,278	5,130,913
E*TRADE Financial Corp.	11,396	497,891
Franklin Resources, Inc.	13,404	386,839
Goldman Sachs Group, Inc. (The)	15,379	3,186,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	66,832	$6,166,589
Invesco Ltd.	18,307	310,121
MarketAxess Holdings, Inc.	1,804	590,810
Moody’s Corp.	31,497	6,451,530
Morgan Stanley	59,693	2,547,100
MSCI, Inc.	3,972	864,903
Nasdaq, Inc.	27,078	2,690,199
Northern Trust Corp.	10,212	952,984
Raymond James Financial, Inc.	5,598	461,611
S&P Global, Inc.	11,705	2,867,491
State Street Corp.	30,806	1,823,407
T. Rowe Price Group, Inc.	11,195	1,279,029
Virtu Financial, Inc., Class A(x)	319,825	5,232,337

		70,751,182

Consumer Finance (0.7%)
American Express Co.	32,331	3,824,111
Capital One Financial Corp.	95,676	8,704,602
Discover Financial Services	15,123	1,226,324
Navient Corp.	198,922	2,546,202
Synchrony Financial	29,006	988,814

		17,290,053

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	145,764	30,321,827

Insurance (2.2%)
Aflac, Inc.	35,185	1,840,879
Allstate Corp. (The)	15,644	1,700,190
American International Group, Inc.	41,340	2,302,638
Aon plc	37,151	7,191,319
Arthur J Gallagher & Co.	9,264	829,776
Assurant, Inc.	2,869	360,978
Assured Guaranty Ltd.	175,490	7,802,285
Chubb Ltd.	40,281	6,502,965
Cincinnati Financial Corp.	7,219	842,241
Everest Re Group Ltd.	1,884	501,314
Globe Life, Inc.	4,770	456,775
Hartford Financial Services Group, Inc. (The)	16,862	1,022,006
Lincoln National Corp.	9,164	552,772
Loews Corp.	12,358	636,190
Marsh & McLennan Cos., Inc.	54,308	5,433,515
MetLife, Inc.	37,827	1,783,921
Principal Financial Group, Inc.	12,055	688,823
Progressive Corp. (The)	27,784	2,146,314
Prudential Financial, Inc.	19,104	1,718,405
RenaissanceRe Holdings Ltd.	13,200	2,553,540
Travelers Cos., Inc. (The)	12,374	1,839,890
Unum Group	9,975	296,457
Willis Towers Watson plc	6,131	1,183,099

		50,186,292

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Mortgage Investment Trust (REIT)	246,002	5,468,625

Total Financials		266,834,195

Health Care (10.7%)
Biotechnology (2.8%)
AbbVie, Inc.	205,861	15,587,795
Agios Pharmaceuticals, Inc.(x)*	16,900	547,560
Alexion Pharmaceuticals, Inc.*	10,600	1,038,164
Alkermes plc*	133,822	2,610,867
Amgen, Inc.	28,499	5,514,842
Biogen, Inc.*	8,765	2,040,667
Biohaven Pharmaceutical Holding Co. Ltd.*	64,491	2,690,565
Bluebird Bio, Inc.(x)*	19,100	1,753,762
Celgene Corp.*	33,681	3,344,523
Gilead Sciences, Inc.	208,914	13,240,969
Incyte Corp.*	28,158	2,090,168
Neurocrine Biosciences, Inc.*	28,000	2,523,080
Regeneron Pharmaceuticals, Inc.*	3,826	1,061,333
Sage Therapeutics, Inc.*	15,000	2,104,350
Seattle Genetics, Inc.*	61,700	5,269,180
Ultragenyx Pharmaceutical, Inc.*	24,600	1,052,388
Vertex Pharmaceuticals, Inc.*	12,215	2,069,465

		64,539,678

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	108,991	9,119,277
ABIOMED, Inc.*	2,184	388,512
Align Technology, Inc.*	3,370	609,700
Baxter International, Inc.	24,263	2,122,285
Becton Dickinson and Co.	12,829	3,245,224
Boston Scientific Corp.*	66,197	2,693,556
Cooper Cos., Inc. (The)	2,356	699,732
Danaher Corp.	54,472	7,867,391
Dentsply Sirona, Inc.	10,523	560,981
Edwards Lifesciences Corp.*	18,783	4,130,569
Hologic, Inc.*	12,443	628,247
IDEXX Laboratories, Inc.*	4,090	1,112,194
Intuitive Surgical, Inc.*	5,477	2,957,197
Medtronic plc	140,817	15,295,543
ResMed, Inc.	6,784	916,586
Stryker Corp.	15,360	3,322,368
Teleflex, Inc.	2,158	733,180
Varian Medical Systems, Inc.*	4,352	518,280
Zimmer Biomet Holdings, Inc.	9,700	1,331,519

		58,252,341

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	7,138	587,672
Anthem, Inc.	20,357	4,887,716
Cardinal Health, Inc.	13,737	648,249
Centene Corp.*	19,513	844,132
Cigna Corp.	17,945	2,723,872
CVS Health Corp.	61,802	3,897,852
DaVita, Inc.*	4,602	262,636
HCA Healthcare, Inc.	12,639	1,521,988
Henry Schein, Inc.*	7,193	456,756
Humana, Inc.	6,420	1,641,401
Laboratory Corp. of America Holdings*	4,626	777,168
McKesson Corp.	8,787	1,200,831
Quest Diagnostics, Inc.	6,448	690,129
UnitedHealth Group, Inc.	91,471	19,878,478
Universal Health Services, Inc., Class B	3,860	574,175
WellCare Health Plans, Inc.*	2,383	617,602

		41,210,657

Health Care Technology (0.0%)
Cerner Corp.	15,131	1,031,480

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	14,707	1,126,997
Illumina, Inc.*	6,986	2,125,281
IQVIA Holdings, Inc.*	8,658	1,293,332
Mettler-Toledo International, Inc.*	1,166	821,330
PerkinElmer, Inc.	5,286	450,209
Thermo Fisher Scientific, Inc.	86,689	25,249,905
Waters Corp.*	3,173	708,309

		31,775,363

Pharmaceuticals (2.3%)
Allergan plc	15,589	2,623,473
Bristol-Myers Squibb Co.	77,735	3,941,942
Eli Lilly & Co.	59,729	6,679,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	125,419	$16,226,710
Merck & Co., Inc.	121,675	10,242,601
Mylan NV*	26,046	515,190
Nektar Therapeutics*	8,757	159,509
Perrigo Co. plc	6,783	379,102
Pfizer, Inc.	262,847	9,444,093
Zoetis, Inc.	22,695	2,827,570

		53,039,684

Total Health Care		249,849,203

Industrials (7.3%)
Aerospace & Defense (2.7%)
Arconic, Inc.	18,408	478,608
Boeing Co. (The)	36,504	13,888,677
General Dynamics Corp.	66,903	12,225,185
Huntington Ingalls Industries, Inc.	1,922	407,060
L3Harris Technologies, Inc.	10,611	2,213,879
Lockheed Martin Corp.	11,810	4,606,609
Northrop Grumman Corp.	14,928	5,594,865
Raytheon Co.	50,360	9,880,128
Textron, Inc.	10,936	535,427
TransDigm Group, Inc.	9,858	5,132,765
United Technologies Corp.	50,847	6,941,632

		61,904,835

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	6,560	556,157
Expeditors International of Washington, Inc.	8,113	602,714
FedEx Corp.	11,405	1,660,226
United Parcel Service, Inc., Class B	66,795	8,003,377

		10,822,474

Airlines (0.2%)
Alaska Air Group, Inc.	5,679	368,624
American Airlines Group, Inc.	18,721	504,905
Delta Air Lines, Inc.	27,500	1,584,000
Southwest Airlines Co.	22,990	1,241,690
United Airlines Holdings, Inc.*	10,500	928,305

		4,627,524

Building Products (0.1%)
Allegion plc	4,346	450,463
AO Smith Corp.	6,304	300,764
Fortune Brands Home & Security, Inc.	6,356	347,673
Johnson Controls International plc	37,814	1,659,656
Masco Corp.	13,706	571,266

		3,329,822

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,945	1,057,654
Copart, Inc.*	9,581	769,642
Republic Services, Inc.	10,060	870,693
Rollins, Inc.	6,260	213,278
Waste Connections, Inc.	32,594	2,998,648
Waste Management, Inc.	18,548	2,133,020

		8,042,935

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	6,439	589,169
Quanta Services, Inc.	6,829	258,136

		847,305

Electrical Equipment (0.2%)
AMETEK, Inc.	10,626	975,679
Eaton Corp. plc	19,959	1,659,591
Emerson Electric Co.	29,231	1,954,385
Rockwell Automation, Inc.	5,560	916,288

		5,505,943

Industrial Conglomerates (0.9%)
3M Co.	27,339	4,494,532
General Electric Co.	414,729	3,707,677
Honeywell International, Inc.	34,193	5,785,456
Roper Technologies, Inc.	17,637	6,289,354

		20,277,019

Machinery (1.1%)
Caterpillar, Inc.	26,735	3,376,898
Cummins, Inc.	7,498	1,219,700
Deere & Co.	26,663	4,497,515
Dover Corp.	6,718	668,844
Flowserve Corp.	6,041	282,175
Fortive Corp.	13,801	946,197
IDEX Corp.	3,504	574,235
Illinois Tool Works, Inc.	13,989	2,189,139
Ingersoll-Rand plc	11,480	1,414,451
ITT, Inc.	44,197	2,704,414
PACCAR, Inc.	16,417	1,149,354
Parker-Hannifin Corp.	6,024	1,087,995
Pentair plc	8,606	325,307
Snap-on, Inc.	2,553	399,647
Stanley Black & Decker, Inc.	7,189	1,038,163
Wabtec Corp.	37,977	2,729,027
Xylem, Inc.	8,267	658,218

		25,261,279

Professional Services (0.3%)
Equifax, Inc.	22,813	3,209,105
IHS Markit Ltd.*	19,061	1,274,800
Nielsen Holdings plc	16,206	344,377
Robert Half International, Inc.	5,465	304,182
Verisk Analytics, Inc.	7,734	1,223,055

		6,355,519

Road & Rail (0.9%)
CSX Corp.	72,525	5,023,807
JB Hunt Transport Services, Inc.	4,148	458,976
Kansas City Southern	4,780	635,788
Knight-Swift Transportation Holdings, Inc.(x)	198,525	7,206,458
Norfolk Southern Corp.	12,518	2,248,984
Union Pacific Corp.	33,481	5,423,252

		20,997,265

Trading Companies & Distributors (0.1%)
Fastenal Co.	27,251	890,290
United Rentals, Inc.*	3,718	463,412
WW Grainger, Inc.	2,075	616,586

		1,970,288

Total Industrials		169,942,208

Information Technology (15.5%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	2,700	645,084
Casa Systems, Inc.*	44,872	352,469
Cisco Systems, Inc.	201,745	9,968,220
F5 Networks, Inc.*	2,754	386,717
Juniper Networks, Inc.	15,693	388,402
Motorola Solutions, Inc.	7,868	1,340,786

		13,081,678

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	14,135	1,364,027
CDW Corp.	6,877	847,521
Corning, Inc.	37,108	1,058,320
Flex Ltd.*	295,909	3,096,688
FLIR Systems, Inc.	6,547	344,307
IPG Photonics Corp.*	1,899	257,504
Keysight Technologies, Inc.*	8,914	866,887
TE Connectivity Ltd.	15,964	1,487,526
Trimble, Inc.*	59,800	2,320,838

		11,643,618

IT Services (4.1%)
Accenture plc, Class A	30,278	5,823,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Akamai Technologies, Inc.*	7,579	$692,569
Alliance Data Systems Corp.	1,947	249,469
Automatic Data Processing, Inc.	20,622	3,328,803
Broadridge Financial Solutions, Inc.	5,340	664,456
Cognizant Technology Solutions Corp., Class A	65,309	3,935,847
DXC Technology Co.	12,249	361,345
Euronet Worldwide, Inc.*	27,500	4,023,250
Fidelity National Information Services, Inc.	29,152	3,870,220
Fiserv, Inc.*	70,726	7,326,506
FleetCor Technologies, Inc.*	4,109	1,178,379
Gartner, Inc.*	4,136	591,407
Global Payments, Inc.	35,544	5,651,496
GoDaddy, Inc., Class A*	37,400	2,467,652
International Business Machines Corp.	42,099	6,122,037
Jack Henry & Associates, Inc.	15,574	2,273,337
Leidos Holdings, Inc.	6,424	551,693
LiveRamp Holdings, Inc.*	33,600	1,443,456
Mastercard, Inc., Class A	68,561	18,619,111
Paychex, Inc.	15,198	1,257,938
PayPal Holdings, Inc.*	55,918	5,792,546
VeriSign, Inc.*	4,895	923,344
Visa, Inc., Class A	105,461	18,140,347
Western Union Co. (The)	20,144	466,736

		95,755,917

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	51,587	1,495,507
Analog Devices, Inc.	17,555	1,961,420
Applied Materials, Inc.	43,899	2,190,560
ASML Holding NV (Registered) (NYRS)	17,241	4,283,009
Broadcom, Inc.	33,269	9,184,573
Intel Corp.	260,223	13,409,291
KLA Corp.	7,568	1,206,718
Lam Research Corp.	6,869	1,587,495
Maxim Integrated Products, Inc.	12,891	746,518
Microchip Technology, Inc.(x)	11,296	1,049,511
Micron Technology, Inc.*	115,555	4,951,532
NVIDIA Corp.	28,941	5,037,760
Qorvo, Inc.*	5,597	414,961
QUALCOMM, Inc.	136,346	10,400,473
Skyworks Solutions, Inc.	8,160	646,680
Texas Instruments, Inc.	93,218	12,047,494
Xilinx, Inc.	12,004	1,151,184

		71,764,686

Software (4.3%)
Adobe, Inc.*	31,569	8,720,936
ANSYS, Inc.*	4,043	894,959
Autodesk, Inc.*	10,435	1,541,250
Cadence Design Systems, Inc.*	13,267	876,683
Citrix Systems, Inc.	5,834	563,098
Fortinet, Inc.*	6,744	517,669
Intuit, Inc.	12,359	3,286,752
Microsoft Corp.	481,051	66,880,521
Oracle Corp.	104,627	5,757,624
salesforce.com, Inc.*	41,677	6,186,534
ServiceNow, Inc.*	8,800	2,233,880
SVMK, Inc.*	102,700	1,756,170
Symantec Corp.	27,021	638,506
Synopsys, Inc.*	7,141	980,102

		100,834,684

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	232,219	52,010,089
Hewlett Packard Enterprise Co.	62,045	941,223
HP, Inc.	354,568	6,708,427
NetApp, Inc.	63,406	3,329,449
Pure Storage, Inc., Class A*	306,625	5,194,228
Seagate Technology plc	11,251	605,191
Western Digital Corp.	14,248	849,751
Xerox Holdings Corp.	8,985	268,741

		69,907,099

Total Information Technology		362,987,682

Materials (3.0%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	17,372	3,854,152
Albemarle Corp.(x)	4,751	330,290
Celanese Corp.	5,851	715,519
CF Industries Holdings, Inc.	10,599	521,471
Corteva, Inc.	35,301	988,428
Dow, Inc.	35,319	1,682,950
DuPont de Nemours, Inc.	35,427	2,526,299
Eastman Chemical Co.	6,510	480,633
Ecolab, Inc.	11,897	2,356,082
FMC Corp.	6,054	530,815
Huntsman Corp.	238,355	5,544,137
International Flavors & Fragrances, Inc.(x)	5,244	643,386
Linde plc	34,790	6,739,519
LyondellBasell Industries NV, Class A	12,267	1,097,529
Mosaic Co. (The)	18,476	378,758
PPG Industries, Inc.	11,229	1,330,749
Sherwin-Williams Co. (The)	28,497	15,669,645

		45,390,362

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,940	805,854
Vulcan Materials Co.	6,364	962,491

		1,768,345

Containers & Packaging (0.6%)
Amcor plc	78,278	763,210
Avery Dennison Corp.	3,921	445,308
Ball Corp.	15,777	1,148,723
Crown Holdings, Inc.*	154,960	10,236,658
International Paper Co.	18,436	770,994
Packaging Corp. of America	4,297	455,912
Sealed Air Corp.	6,779	281,396
Westrock Co.	11,886	433,245

		14,535,446

Metals & Mining (0.4%)
Allegheny Technologies, Inc.*	80,000	1,620,000
Freeport-McMoRan, Inc.	69,778	667,775
Newmont Goldcorp Corp.	38,963	1,477,477
Nucor Corp.	14,245	725,213
Wheaton Precious Metals Corp.	172,725	4,532,304

		9,022,769

Total Materials		70,716,922

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	5,309	817,798
American Tower Corp. (REIT)	30,430	6,728,986
Apartment Investment & Management Co. (REIT), Class A	6,837	356,481
AvalonBay Communities, Inc. (REIT)	6,637	1,429,145
Boston Properties, Inc. (REIT)	6,831	885,708
Crown Castle International Corp. (REIT)	34,758	4,831,710
Digital Realty Trust, Inc. (REIT)	9,862	1,280,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Realty Corp. (REIT)	17,299	$587,647
Equinix, Inc. (REIT)	11,531	6,651,081
Equity Residential (REIT)	16,566	1,428,983
Essex Property Trust, Inc. (REIT)	3,116	1,017,841
Extra Space Storage, Inc. (REIT)	6,179	721,831
Federal Realty Investment Trust (REIT)	3,313	451,032
HCP, Inc. (REIT)	23,372	832,744
Host Hotels & Resorts, Inc. (REIT)	33,775	583,970
Iron Mountain, Inc. (REIT)	13,306	430,981
Kimco Realty Corp. (REIT)	18,967	396,031
Macerich Co. (The) (REIT)(x)	5,454	172,292
Mid-America Apartment Communities, Inc. (REIT)	5,420	704,654
Prologis, Inc. (REIT)	29,993	2,556,004
Public Storage (REIT)	7,136	1,750,247
Realty Income Corp. (REIT)	14,913	1,143,529
Regency Centers Corp. (REIT)	7,984	554,808
SBA Communications Corp. (REIT)	5,375	1,296,181
Simon Property Group, Inc. (REIT)	14,637	2,278,249
SL Green Realty Corp. (REIT)	3,720	304,110
UDR, Inc. (REIT)	14,566	706,160
Ventas, Inc. (REIT)	17,638	1,288,103
Vornado Realty Trust (REIT)	7,526	479,180
Welltower, Inc. (REIT)	19,258	1,745,738
Weyerhaeuser Co. (REIT)	34,623	959,057

		45,370,467

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	16,008	848,584

Total Real Estate		46,219,051

Utilities (2.1%)
Electric Utilities (1.3%)
Alliant Energy Corp.	11,192	603,585
American Electric Power Co., Inc.	23,466	2,198,530
Duke Energy Corp.	34,625	3,319,152
Edison International	38,369	2,893,790
Entergy Corp.	9,632	1,130,412
Evergy, Inc.	11,171	743,542
Eversource Energy	15,328	1,310,084
Exelon Corp.	46,172	2,230,569
FirstEnergy Corp.	25,661	1,237,630
Fortis, Inc.	80,839	3,421,915
NextEra Energy, Inc.	23,227	5,411,659
Pinnacle West Capital Corp.	5,264	510,976
PPL Corp.	34,280	1,079,477
Southern Co. (The)	49,672	3,068,239
Xcel Energy, Inc.	24,702	1,602,913

		30,762,473

Gas Utilities (0.0%)
Atmos Energy Corp.	5,683	647,237

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	122,611	2,003,464
NRG Energy, Inc.	11,909	471,596

		2,475,060

Multi-Utilities (0.6%)
Ameren Corp.	11,599	928,500
CenterPoint Energy, Inc.	23,374	705,428
CMS Energy Corp.	13,354	853,988
Consolidated Edison, Inc.	15,664	1,479,778
Dominion Energy, Inc.	38,932	3,155,049
DTE Energy Co.	8,711	1,158,215
NiSource, Inc.	17,059	510,405
Public Service Enterprise Group, Inc.	24,029	1,491,720
Sempra Energy	13,047	1,925,868
WEC Energy Group, Inc.	14,990	1,425,549

		13,634,500

Water Utilities (0.1%)
American Water Works Co., Inc.	8,566	1,064,154

Total Utilities		48,583,424

Total Common Stocks (79.2%) (Cost $1,004,443,536)		1,853,491,497

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	249,144	74,374,467
iShares Morningstar Large-Cap ETF	223,802	37,586,024
iShares Morningstar Large-Cap Growth ETF	30,598	5,858,012
iShares Morningstar Large-Cap Value ETF	4,463	492,960
iShares Russell 1000 ETF(x)	246,599	40,575,400
iShares Russell 1000 Growth ETF(x)	36,497	5,826,016
iShares Russell 1000 Value ETF	6,525	836,897
iShares S&P 100 ETF(x)	14,615	1,921,726
iShares S&P 500 Growth ETF	29,648	5,337,529
iShares S&P 500 Value ETF	4,246	505,868
Vanguard Growth ETF	34,200	5,686,776
Vanguard Large-Cap ETF(x)	299,413	40,818,974
Vanguard Value ETF	9,900	1,105,038

Total Exchange Traded Funds (9.5%) (Cost $110,793,696)		220,925,687

MASTER LIMITED PARTNERSHIPS:
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enterprise Products Partners LP	315,965	9,030,280
Teekay LNG Partners LP	250,685	3,421,850

Total Energy		12,452,130

Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc.	69,938	2,645,055

Total Financials		2,645,055

Total Master Limited Partnerships (0.7%) (Cost $13,441,771)		15,097,185

SHORT-TERM INVESTMENTS:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	121,546,338	121,582,801

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $2,100,140, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $2,142,001.(xx)	$2,100,000	2,100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,800,125, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,836,008.(xx)	$1,800,000	$1,800,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,000,055, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $1,113,002.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $10,397,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $10,605,141.(xx)	10,397,198	10,397,198
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $9,000,493, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $9,999,557.(xx)	9,000,000	9,000,000

Total Repurchase Agreements		24,297,198

Total Short-Term Investments (6.2%) (Cost $145,871,105)		145,879,999

Total Investments in Securities (95.6%) (Cost $1,274,550,108)		2,235,394,368
Other Assets Less Liabilities (4.4%)		103,960,054

Net Assets (100%)		$2,339,354,422

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $44,534,539. This was collateralized by $22,090,926 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-11/15/48 and by cash of $24,297,198 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	5,583	2,566,686	—	(422,109)	185,623	157,808	2,488,008	60,185	—
PNC Financial Services Group, Inc. (The)	21,160	2,906,149	—	(491,270)	226,187	324,720	2,965,786	71,276	—

Total		5,472,835	—	(913,379)	411,810	482,528	5,453,794	131,461	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,547	12/2019	USD	230,386,975	(2,331,477)

					(2,331,477)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$223,693,448	$5,494,068	$—	$229,187,516
Consumer Discretionary	193,909,844	1,607,623	—	195,517,467
Consumer Staples	123,612,014	—	—	123,612,014
Energy	90,041,815	—	—	90,041,815
Financials	266,834,195	—	—	266,834,195
Health Care	249,849,203	—	—	249,849,203
Industrials	169,942,208	—	—	169,942,208
Information Technology	362,987,682	—	—	362,987,682
Materials	70,716,922	—	—	70,716,922
Real Estate	46,219,051	—	—	46,219,051
Utilities	48,583,424	—	—	48,583,424
Exchange Traded Funds	220,925,687	—	—	220,925,687
Master Limited Partnerships
Energy	12,452,130	—	—	12,452,130
Financials	2,645,055	—	—	2,645,055
Short-Term Investments
Investment Company	121,582,801	—	—	121,582,801
Repurchase Agreements	—	24,297,198	—	24,297,198

Total Assets	$2,203,995,479	$31,398,889	$—	$2,235,394,368

Liabilities:
Futures	$(2,331,477)	$—	$—	$(2,331,477)

Total Liabilities	$(2,331,477)	$—	$—	$(2,331,477)

Total	$2,201,664,002	$31,398,889	$—	$2,233,062,891

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,019,878,017
Aggregate gross unrealized depreciation	(57,778,307)

Net unrealized appreciation	$962,099,710

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,270,963,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.3%)
Diversified Telecommunication Services (0.1%)
Zayo Group Holdings, Inc.*	23,541	$798,040

Entertainment (1.2%)
Activision Blizzard, Inc.	4,200	222,264
Electronic Arts, Inc.*	27,800	2,719,396
Live Nation Entertainment, Inc.*	13,400	888,956
Madison Square Garden Co. (The), Class A*	166	43,744
Netflix, Inc.*	44,158	11,817,564
Spotify Technology SA*	12,300	1,402,200
Take-Two Interactive Software, Inc.*	5,400	676,836
World Wrestling Entertainment, Inc., Class A(x)	4,500	320,175
Zynga, Inc., Class A*	19,300	112,326

		18,203,461

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	31,392	38,334,027
Alphabet, Inc., Class C*	31,879	38,860,501
Facebook, Inc., Class A*	250,398	44,590,876
IAC/InterActiveCorp*	4,500	980,865
Match Group, Inc.(x)	5,700	407,208
TripAdvisor, Inc.*	9,929	384,054
Twitter, Inc.*	78,743	3,244,211

		126,801,742

Media (1.3%)
Altice USA, Inc., Class A*	34,300	983,724
AMC Networks, Inc., Class A*	4,475	219,991
Cable One, Inc.	500	627,350
CBS Corp. (Non-Voting), Class B	31,100	1,255,507
Charter Communications, Inc., Class A*	9,866	4,065,976
Comcast Corp., Class A	221,800	9,998,744
Fox Corp., Class A	3,500	110,373
Fox Corp., Class B	1,600	50,464
Interpublic Group of Cos., Inc. (The)	3,700	79,772
New York Times Co. (The), Class A	3,100	88,288
Nexstar Media Group, Inc., Class A	3,600	368,316
Omnicom Group, Inc.	12,134	950,092
Sinclair Broadcast Group, Inc., Class A	5,900	252,166
Sirius XM Holdings, Inc.	148,200	926,991

		19,977,754

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	17,000	1,339,090

Total Communication Services		167,120,087

Consumer Discretionary (14.3%)
Auto Components (0.0%)
Aptiv plc	1,800	157,356

Automobiles (0.2%)
Tesla, Inc.(x)*	14,753	3,553,555

Distributors (0.1%)
LKQ Corp.*	4,604	144,796
Pool Corp.	4,050	816,885

		961,681

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	6,000	915,000
Grand Canyon Education, Inc.*	400	39,280
H&R Block, Inc.	3,200	75,584
Service Corp. International	6,600	315,546
ServiceMaster Global Holdings, Inc.*	2,215	123,818

		1,469,228

Hotels, Restaurants & Leisure (2.4%)
Chipotle Mexican Grill, Inc.*	2,673	2,246,576
Choice Hotels International, Inc.	1,423	126,590
Darden Restaurants, Inc.	12,900	1,525,038
Domino’s Pizza, Inc.	4,300	1,051,737
Dunkin’ Brands Group, Inc.	7,980	633,293
Hilton Grand Vacations, Inc.*	1,240	39,680
Hilton Worldwide Holdings, Inc.	30,011	2,794,324
Las Vegas Sands Corp.	16,988	981,227
Marriott International, Inc., Class A	29,076	3,616,182
McDonald’s Corp.	12,913	2,772,550
MGM Resorts International	4,500	124,740
Norwegian Cruise Line Holdings Ltd.*	4,500	232,965
Planet Fitness, Inc., Class A*	8,800	509,256
Six Flags Entertainment Corp.	690	35,045
Starbucks Corp.	126,822	11,213,601
Vail Resorts, Inc.	3,800	864,728
Wendy’s Co. (The)	19,400	387,612
Wyndham Hotels & Resorts, Inc.	2,900	150,046
Wynn Resorts Ltd.	8,400	913,248
Yum China Holdings, Inc.	30,564	1,388,523
Yum! Brands, Inc.	28,464	3,228,672

		34,835,633

Household Durables (0.2%)
Lennar Corp., Class A	12,100	675,785
Lennar Corp., Class B	650	28,840
NVR, Inc.*	350	1,301,073
Roku, Inc.*	8,550	870,048
Tempur Sealy International, Inc.*	4,750	366,700

		3,242,446

Internet & Direct Marketing Retail (6.2%)
Amazon.com, Inc.*	43,383	75,308,984
Booking Holdings, Inc.*	4,569	8,967,165
eBay, Inc.	86,350	3,365,923
Etsy, Inc.*	12,450	703,425
Expedia Group, Inc.	12,535	1,684,829
GrubHub, Inc.(x)*	9,500	533,995
Wayfair, Inc., Class A(x)*	6,400	717,568

		91,281,889

Leisure Products (0.1%)
Hasbro, Inc.	12,149	1,441,965
Mattel, Inc.(x)*	24,700	281,333
Polaris, Inc.	5,350	470,853

		2,194,151

Multiline Retail (0.4%)
Dollar General Corp.	25,500	4,052,970
Dollar Tree, Inc.*	13,346	1,523,579
Nordstrom, Inc.(x)	11,293	380,235
Ollie’s Bargain Outlet Holdings, Inc.*	5,500	322,520
Target Corp.	2,750	294,003

		6,573,307

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	1,692	279,857
AutoZone, Inc.*	2,614	2,835,197
Best Buy Co., Inc.	4,900	338,051
Burlington Stores, Inc.*	6,850	1,368,767
CarMax, Inc.*	8,196	721,248
Carvana Co.(x)*	4,100	270,600
Five Below, Inc.*	5,700	718,770
Floor & Decor Holdings, Inc., Class A*	6,950	355,493
Home Depot, Inc. (The)	65,832	15,274,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
L Brands, Inc.	3,738	$73,227
Lowe’s Cos., Inc.	83,484	9,179,901
O’Reilly Automotive, Inc.*	8,061	3,212,389
Ross Stores, Inc.	37,624	4,132,996
TJX Cos., Inc. (The)	127,142	7,086,895
Tractor Supply Co.	12,600	1,139,544
Ulta Beauty, Inc.*	5,900	1,478,835
Williams-Sonoma, Inc.(x)	1,479	100,542

		48,566,653

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	6,150	203,934
Carter’s, Inc.	2,050	186,980
Columbia Sportswear Co.	2,000	193,780
Hanesbrands, Inc.	29,168	446,854
Lululemon Athletica, Inc.*	12,350	2,377,746
NIKE, Inc., Class B	129,232	12,137,469
Skechers U.S.A., Inc., Class A*	4,950	184,883
Under Armour, Inc., Class A*	12,900	257,226
Under Armour, Inc., Class C*	13,287	240,893
VF Corp.	32,150	2,861,029

		19,090,794

Total Consumer Discretionary		211,926,693

Consumer Staples (4.9%)
Beverages (2.4%)
Brown-Forman Corp., Class A	4,900	292,775
Brown-Forman Corp., Class B	16,790	1,054,076
Coca-Cola Co. (The)	273,862	14,909,047
Monster Beverage Corp.*	40,358	2,343,186
PepsiCo, Inc.	123,316	16,906,624

		35,505,708

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	1,000	161,160
Costco Wholesale Corp.	46,066	13,272,075
Grocery Outlet Holding Corp.*	315	10,924
Sprouts Farmers Market, Inc.*	5,755	111,302
Sysco Corp.	49,836	3,956,979

		17,512,440

Food Products (0.3%)
Campbell Soup Co.	9,895	464,273
Hershey Co. (The)	13,169	2,041,063
Kellogg Co.	9,828	632,432
Lamb Weston Holdings, Inc.	3,900	283,608
McCormick & Co., Inc. (Non-Voting)	8,288	1,295,414
Pilgrim’s Pride Corp.*	1,900	60,886
Post Holdings, Inc.*	3,000	317,520
TreeHouse Foods, Inc.*	900	49,905

		5,145,101

Household Products (0.4%)
Church & Dwight Co., Inc.	25,736	1,936,377
Clorox Co. (The)	10,874	1,651,434
Procter & Gamble Co. (The)	15,000	1,865,700

		5,453,511

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,474	4,471,202
Herbalife Nutrition Ltd.*	1,584	59,970

		4,531,172

Tobacco (0.3%)
Altria Group, Inc.	95,578	3,909,140

Total Consumer Staples		72,057,072

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cabot Oil & Gas Corp.	27,300	479,661
Cheniere Energy, Inc.*	14,000	882,840
Diamondback Energy, Inc.	3,500	314,685
Equitrans Midstream Corp.	2,100	30,555
ONEOK, Inc.	13,711	1,010,364
Parsley Energy, Inc., Class A	16,000	268,800
Pioneer Natural Resources Co.	7,400	930,698

Total Energy		3,917,603

Financials (3.2%)
Banks (0.1%)
CIT Group, Inc.	800	36,248
Comerica, Inc.	900	59,391
First Republic Bank	3,100	299,770
Signature Bank	2,800	333,816
SVB Financial Group*	400	83,580
Synovus Financial Corp.	1,100	39,336
Western Alliance Bancorp	1,000	46,080

		898,221

Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,900	279,490
Cboe Global Markets, Inc.	2,830	325,195
Charles Schwab Corp. (The)	75,000	3,137,250
E*TRADE Financial Corp.	4,700	205,343
Evercore, Inc., Class A	1,500	120,150
FactSet Research Systems, Inc.	3,969	964,348
Interactive Brokers Group, Inc., Class A	2,000	107,560
Intercontinental Exchange, Inc.	23,175	2,138,357
Lazard Ltd., Class A	4,124	144,340
LPL Financial Holdings, Inc.	8,610	705,159
MarketAxess Holdings, Inc.	3,900	1,277,250
Moody’s Corp.	17,202	3,523,486
Morningstar, Inc.	2,035	297,395
MSCI, Inc.	8,591	1,870,690
Raymond James Financial, Inc.	3,000	247,380
S&P Global, Inc.	25,782	6,316,074
SEI Investments Co.	6,375	377,751
T. Rowe Price Group, Inc.	6,936	792,438
TD Ameritrade Holding Corp.	24,800	1,158,160
Virtu Financial, Inc., Class A(x)	2,100	34,356

		24,022,172

Consumer Finance (0.5%)
American Express Co.	40,000	4,731,200
Credit Acceptance Corp.*	1,000	461,310
Discover Financial Services	11,800	956,862
Synchrony Financial	19,500	664,755

		6,814,127

Diversified Financial Services (0.0%)
Voya Financial, Inc.	1,000	54,440

Insurance (1.0%)
Alleghany Corp.*	200	159,552
Aon plc	25,000	4,839,250
Arch Capital Group Ltd.*	5,400	226,692
Arthur J Gallagher & Co.	4,000	358,280
Athene Holding Ltd., Class A*	6,400	269,184
Axis Capital Holdings Ltd.	800	53,376
Brown & Brown, Inc.	1,400	50,484
Erie Indemnity Co., Class A	1,743	323,588
Everest Re Group Ltd.	1,300	345,917
Kemper Corp.	1,100	85,745
Markel Corp.*	200	236,380
Marsh & McLennan Cos., Inc.	46,600	4,662,330
Primerica, Inc.	3,200	407,136
Progressive Corp. (The)	19,900	1,537,275
RenaissanceRe Holdings Ltd.	1,700	328,865
Travelers Cos., Inc. (The)	4,400	654,236

		14,538,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)
LendingTree, Inc.(x)*	800	$248,344

Total Financials		46,575,594

Health Care (14.1%)
Biotechnology (3.3%)
AbbVie, Inc.	154,859	11,725,923
Agios Pharmaceuticals, Inc.(x)*	500	16,200
Alexion Pharmaceuticals, Inc.*	17,090	1,673,795
Alnylam Pharmaceuticals, Inc.*	9,200	739,864
Amgen, Inc.	58,800	11,378,388
Biogen, Inc.*	7,009	1,631,835
BioMarin Pharmaceutical, Inc.*	18,649	1,256,943
Celgene Corp.*	73,594	7,307,884
Exact Sciences Corp.*	13,300	1,201,921
Exelixis, Inc.*	12,700	224,600
Gilead Sciences, Inc.	19,180	1,215,628
Incyte Corp.*	18,500	1,373,255
Ionis Pharmaceuticals, Inc.*	13,300	796,803
Moderna, Inc.(x)*	2,477	39,434
Neurocrine Biosciences, Inc.*	9,400	847,034
Regeneron Pharmaceuticals, Inc.*	1,800	499,320
Sage Therapeutics, Inc.*	5,300	743,537
Sarepta Therapeutics, Inc.*	7,300	549,836
Seattle Genetics, Inc.*	11,400	973,560
Vertex Pharmaceuticals, Inc.*	26,807	4,541,642

		48,737,402

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	78,100	6,534,627
ABIOMED, Inc.*	4,600	818,294
Align Technology, Inc.*	8,300	1,501,636
Baxter International, Inc.	23,656	2,069,190
Becton Dickinson and Co.	2,415	610,898
Boston Scientific Corp.*	145,400	5,916,326
Cantel Medical Corp.	2,100	157,080
Cooper Cos., Inc. (The)	700	207,900
Danaher Corp.	3,500	505,505
DexCom, Inc.*	9,500	1,417,780
Edwards Lifesciences Corp.*	21,792	4,792,279
Hill-Rom Holdings, Inc.	3,600	378,828
Hologic, Inc.*	22,400	1,130,976
ICU Medical, Inc.*	600	95,760
IDEXX Laboratories, Inc.*	8,894	2,418,545
Insulet Corp.*	6,200	1,022,566
Intuitive Surgical, Inc.*	12,063	6,513,176
Masimo Corp.*	4,900	729,071
Penumbra, Inc.(x)*	3,300	443,817
ResMed, Inc.	14,832	2,003,952
STERIS plc	500	72,245
Stryker Corp.	35,891	7,763,223
Teleflex, Inc.	4,900	1,664,775
Varian Medical Systems, Inc.*	9,490	1,130,164
West Pharmaceutical Services, Inc.	5,800	822,556

		50,721,169

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	15,808	1,301,473
Anthem, Inc.	7,900	1,896,790
Centene Corp.*	35,740	1,546,112
Chemed Corp.	1,700	709,869
Cigna Corp.	11,926	1,810,247
Encompass Health Corp.	5,100	322,728
Guardant Health, Inc.*	3,500	223,405
HCA Healthcare, Inc.	16,900	2,035,098
Henry Schein, Inc.*	1,904	120,904
Humana, Inc.	6,100	1,559,587
Laboratory Corp. of America Holdings*	600	100,800
McKesson Corp.	2,171	296,689
Molina Healthcare, Inc.*	5,000	548,600
UnitedHealth Group, Inc.	99,000	21,514,680
WellCare Health Plans, Inc.*	4,800	1,244,016

		35,230,998

Health Care Technology (0.4%)
Cerner Corp.	33,840	2,306,873
Change Healthcare, Inc.*	2,640	31,891
Medidata Solutions, Inc.*	6,300	576,450
Veeva Systems, Inc., Class A*	13,345	2,037,648

		4,952,862

Life Sciences Tools & Services (1.4%)
Adaptive Biotechnologies Corp.*	1,237	38,223
Agilent Technologies, Inc.	3,100	237,553
Avantor, Inc.*	17,580	258,426
Bio-Techne Corp.	3,954	773,679
Bruker Corp.	10,800	474,444
Charles River Laboratories International, Inc.*	5,027	665,424
Illumina, Inc.*	15,391	4,682,250
IQVIA Holdings, Inc.*	8,000	1,195,040
Mettler-Toledo International, Inc.*	2,547	1,794,107
PerkinElmer, Inc.	2,500	212,925
PRA Health Sciences, Inc.*	6,500	644,995
Thermo Fisher Scientific, Inc.	28,500	8,301,195
Waters Corp.*	7,242	1,616,632

		20,894,893

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	70,200	3,559,842
Eli Lilly & Co.	90,096	10,075,436
Horizon Therapeutics plc*	2,200	59,906
Jazz Pharmaceuticals plc*	5,100	653,514
Johnson & Johnson	42,014	5,435,771
Merck & Co., Inc.	255,800	21,533,244
Nektar Therapeutics*	2,600	47,359
Zoetis, Inc.	50,150	6,248,189

		47,613,261

Total Health Care		208,150,585

Industrials (9.9%)
Aerospace & Defense (3.4%)
Boeing Co. (The)	55,529	21,127,119
BWX Technologies, Inc.	7,300	417,633
General Dynamics Corp.	1,800	328,914
HEICO Corp.	4,026	502,767
HEICO Corp., Class A	7,913	770,014
Hexcel Corp.	8,200	673,466
Huntington Ingalls Industries, Inc.	3,400	720,086
L3Harris Technologies, Inc.	11,600	2,420,224
Lockheed Martin Corp.	25,931	10,114,646
Northrop Grumman Corp.	16,600	6,221,514
Raytheon Co.	18,200	3,570,658
Spirit AeroSystems Holdings, Inc., Class A	9,600	789,504
TransDigm Group, Inc.	4,253	2,214,409

		49,870,954

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	10,758	912,063
Expeditors International of Washington, Inc.	12,676	941,700
United Parcel Service, Inc., Class B	73,159	8,765,912
XPO Logistics, Inc.(x)*	5,500	393,635

		11,013,310

Airlines (0.2%)
Alaska Air Group, Inc.	5,700	369,987
American Airlines Group, Inc.	4,200	113,274
Delta Air Lines, Inc.	12,200	702,720
JetBlue Airways Corp.*	2,700	45,225
Southwest Airlines Co.	30,345	1,638,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	5,500	$486,255

		3,356,394

Building Products (0.2%)
Allegion plc	7,366	763,486
AO Smith Corp.	2,300	109,733
Armstrong World Industries, Inc.	5,100	493,170
Fortune Brands Home & Security, Inc.	4,600	251,620
Lennox International, Inc.	3,368	818,323

		2,436,332

Commercial Services & Supplies (0.6%)
Cintas Corp.	8,900	2,386,090
Copart, Inc.*	20,608	1,655,441
IAA, Inc.*	12,600	525,798
KAR Auction Services, Inc.	12,600	309,330
Republic Services, Inc.	1,400	121,170
Rollins, Inc.	14,800	504,236
Waste Management, Inc.	34,800	4,002,000

		9,504,065

Construction & Engineering (0.0%)
Quanta Services, Inc.	3,300	124,740

Electrical Equipment (0.3%)
Acuity Brands, Inc.	1,100	148,269
AMETEK, Inc.	18,823	1,728,328
Emerson Electric Co.	5,571	372,477
Hubbell, Inc.	3,100	407,340
Rockwell Automation, Inc.	12,312	2,029,017
Sensata Technologies Holding plc*	6,900	345,414

		5,030,845

Industrial Conglomerates (1.0%)
3M Co.	44,796	7,364,462
Carlisle Cos., Inc.	5,100	742,254
Honeywell International, Inc.	37,191	6,292,717
Roper Technologies, Inc.	1,673	596,592

		14,996,025

Machinery (1.3%)
Allison Transmission Holdings, Inc.	12,000	564,600
Caterpillar, Inc.	4,500	568,395
Deere & Co.	3,647	615,176
Donaldson Co., Inc.	13,280	691,622
Dover Corp.	6,600	657,096
Flowserve Corp.	2,900	135,459
Fortive Corp.	6,869	470,939
Graco, Inc.	17,248	794,098
IDEX Corp.	3,976	651,587
Illinois Tool Works, Inc.	34,000	5,320,660
Ingersoll-Rand plc	23,700	2,920,077
Lincoln Electric Holdings, Inc.	5,900	511,884
Middleby Corp. (The)*	5,800	678,020
Nordson Corp.	5,400	789,804
Toro Co. (The)	11,052	810,112
WABCO Holdings, Inc.*	4,447	594,786
Wabtec Corp.	5,234	376,115
Woodward, Inc.	4,700	506,801
Xylem, Inc.	18,700	1,488,894

		19,146,125

Professional Services (0.7%)
CoStar Group, Inc.*	3,800	2,254,160
Equifax, Inc.	10,600	1,491,102
IHS Markit Ltd.*	26,000	1,738,880
Nielsen Holdings plc	4,600	97,750
Robert Half International, Inc.	12,105	673,764
TransUnion	19,532	1,584,240
Verisk Analytics, Inc.	16,691	2,639,515

		10,479,411

Road & Rail (1.1%)
CSX Corp.	29,000	2,008,830
Genesee & Wyoming, Inc., Class A*	1,000	110,510
JB Hunt Transport Services, Inc.	2,770	306,501
Landstar System, Inc.	3,766	423,976
Lyft, Inc., Class A*	300	12,252
Norfolk Southern Corp.	3,700	664,742
Old Dominion Freight Line, Inc.	2,900	492,913
Uber Technologies, Inc.(x)*	2,000	60,940
Union Pacific Corp.	74,196	12,018,268

		16,098,932

Trading Companies & Distributors (0.3%)
Air Lease Corp.	700	29,274
Fastenal Co.	54,116	1,767,970
United Rentals, Inc.*	5,800	722,912
WW Grainger, Inc.	4,646	1,380,559

		3,900,715

Total Industrials		145,957,848

Information Technology (37.2%)
Communications Equipment (1.8%)
Arista Networks, Inc.*	6,170	1,474,136
Cisco Systems, Inc.	454,372	22,450,521
F5 Networks, Inc.*	5,740	806,011
Motorola Solutions, Inc.	12,700	2,164,207
Ubiquiti, Inc.(x)	1,500	177,390

		27,072,265

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	30,464	2,939,776
CDW Corp.	15,174	1,870,044
Cognex Corp.	17,100	840,123
Corning, Inc.	25,500	727,260
Dolby Laboratories, Inc., Class A	800	51,712
FLIR Systems, Inc.	1,100	57,849
IPG Photonics Corp.*	300	40,680
Jabil, Inc.	3,300	118,041
Keysight Technologies, Inc.*	19,600	1,906,100
National Instruments Corp.	670	28,133
Trimble, Inc.*	4,400	170,764
Zebra Technologies Corp., Class A*	5,607	1,157,116

		9,907,598

IT Services (9.4%)
Accenture plc, Class A	66,800	12,848,980
Akamai Technologies, Inc.*	15,350	1,402,683
Alliance Data Systems Corp.	490	62,784
Automatic Data Processing, Inc.	45,600	7,360,752
Black Knight, Inc.*	15,000	915,900
Booz Allen Hamilton Holding Corp.	14,250	1,012,035
Broadridge Financial Solutions, Inc.	12,087	1,503,985
Cognizant Technology Solutions Corp., Class A	4,614	278,063
CoreLogic, Inc.*	450	20,821
EPAM Systems, Inc.*	5,400	984,528
Euronet Worldwide, Inc.*	5,200	760,760
Fidelity National Information Services, Inc.	39,071	5,187,066
Fiserv, Inc.*	59,054	6,117,404
FleetCor Technologies, Inc.*	8,924	2,559,225
Gartner, Inc.*	9,150	1,308,358
Genpact Ltd.	18,154	703,468
Global Payments, Inc.	31,186	4,958,574
GoDaddy, Inc., Class A*	18,350	1,210,733
International Business Machines Corp.	56,216	8,174,931
Jack Henry & Associates, Inc.	7,100	1,036,387
Mastercard, Inc., Class A	94,070	25,546,590
MongoDB, Inc.(x)*	2,500	301,200
Okta, Inc.*	10,650	1,048,599
Paychex, Inc.	33,580	2,779,417
PayPal Holdings, Inc.*	123,076	12,749,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sabre Corp.	5,000	$111,975
Square, Inc., Class A*	34,802	2,155,984
Switch, Inc., Class A(x)	6,099	95,266
Twilio, Inc., Class A*	12,050	1,325,018
VeriSign, Inc.*	7,591	1,431,890
Visa, Inc., Class A	182,308	31,358,799
Western Union Co. (The)	9,855	228,340
WEX, Inc.*	4,500	909,315

		138,449,273

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	104,800	3,038,152
Analog Devices, Inc.	5,211	582,225
Applied Materials, Inc.	53,200	2,654,680
Broadcom, Inc.	40,511	11,183,872
Cree, Inc.*	800	39,200
Entegris, Inc.	14,000	658,840
KLA Corp.	16,900	2,694,705
Lam Research Corp.	13,798	3,188,856
Maxim Integrated Products, Inc.	10,578	612,572
Microchip Technology, Inc.(x)	6,826	634,204
Monolithic Power Systems, Inc.	4,400	684,772
NVIDIA Corp.	61,100	10,635,677
QUALCOMM, Inc.	127,400	9,718,072
Skyworks Solutions, Inc.	900	71,325
Teradyne, Inc.	17,800	1,030,798
Texas Instruments, Inc.	98,231	12,695,374
Universal Display Corp.	4,500	755,550
Versum Materials, Inc.	11,350	600,755
Xilinx, Inc.	26,563	2,547,392

		64,027,021

Software (13.6%)
2U, Inc.*	2,150	35,002
Adobe, Inc.*	51,034	14,098,142
Alteryx, Inc., Class A*	4,750	510,292
Anaplan, Inc.(x)*	8,550	401,850
ANSYS, Inc.*	8,762	1,939,556
Aspen Technology, Inc.*	7,200	886,176
Atlassian Corp. plc, Class A*	10,995	1,379,213
Autodesk, Inc.*	17,780	2,626,106
Avalara, Inc.*	4,450	299,440
Cadence Design Systems, Inc.*	29,100	1,922,928
CDK Global, Inc.	12,683	609,925
Ceridian HCM Holding, Inc.*	6,850	338,184
Citrix Systems, Inc.	11,679	1,127,257
Coupa Software, Inc.*	6,400	829,248
DocuSign, Inc.*	15,950	987,624
Dropbox, Inc., Class A*	22,100	445,757
Dynatrace, Inc.*	3,143	58,680
Elastic NV*	3,873	318,903
Fair Isaac Corp.*	3,000	910,560
FireEye, Inc.*	20,800	277,472
Fortinet, Inc.*	14,950	1,147,562
Guidewire Software, Inc.*	8,500	895,730
HubSpot, Inc.*	4,150	629,181
Intuit, Inc.	26,079	6,935,449
Manhattan Associates, Inc.*	6,700	540,489
Medallia, Inc.(x)*	1,344	36,866
Microsoft Corp.#	792,549	110,188,087
New Relic, Inc.*	4,850	298,033
Nutanix, Inc., Class A*	14,600	383,250
Oracle Corp.	240,632	13,241,979
Pagerduty, Inc.(x)*	1,000	28,250
Palo Alto Networks, Inc.*	9,666	1,970,221
Paycom Software, Inc.*	5,150	1,078,874
Paylocity Holding Corp.*	3,350	326,893
Pegasystems, Inc.	3,950	268,798
Pluralsight, Inc., Class A(x)*	6,461	108,513
Proofpoint, Inc.*	5,750	742,038
PTC, Inc.*	10,850	739,753
RealPage, Inc.*	8,250	518,595
RingCentral, Inc., Class A*	7,300	917,318
salesforce.com, Inc.*	85,858	12,744,762
ServiceNow, Inc.*	19,239	4,883,820
Smartsheet, Inc., Class A(x)*	8,900	320,667
SolarWinds Corp.*	1,341	24,741
Splunk, Inc.*	15,700	1,850,402
SS&C Technologies Holdings, Inc.	20,900	1,077,813
Synopsys, Inc.*	15,600	2,141,100
Teradata Corp.*	12,150	376,650
Trade Desk, Inc. (The), Class A*	3,950	740,823
Tyler Technologies, Inc.*	3,950	1,036,875
VMware, Inc., Class A	7,766	1,165,366
Workday, Inc., Class A*	16,710	2,840,032
Zendesk, Inc.*	11,250	819,900
Zscaler, Inc.(x)*	6,400	302,464

		201,323,609

Technology Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	474,788	106,338,268
Dell Technologies, Inc., Class C*	11,394	590,893
HP, Inc.	8,200	155,144
NCR Corp.*	12,500	394,500
NetApp, Inc.	25,800	1,354,758
Pure Storage, Inc., Class A*	23,900	404,866

		109,238,429

Total Information Technology	.	550,018,195

Materials (1.4%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	3,300	732,138
Axalta Coating Systems Ltd.*	6,599	198,960
CF Industries Holdings, Inc.	2,200	108,240
Ecolab, Inc.	26,441	5,236,375
Element Solutions, Inc.*	9,000	91,620
NewMarket Corp.	700	330,463
PPG Industries, Inc.	8,000	948,080
RPM International, Inc.	2,200	151,382
Scotts Miracle-Gro Co. (The)	4,093	416,749
Sherwin-Williams Co. (The)	8,671	4,767,923
WR Grace & Co.	5,900	393,884

		13,375,814

Construction Materials (0.2%)
Eagle Materials, Inc.	3,900	351,039
Martin Marietta Materials, Inc.	2,036	558,068
Vulcan Materials Co.	12,600	1,905,624

		2,814,731

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,600	307,970
Avery Dennison Corp.	8,200	931,274
Ball Corp.	34,500	2,511,945
Berry Global Group, Inc.*	5,200	204,204
Crown Holdings, Inc.*	7,803	515,466
Sealed Air Corp.	1,100	45,661

		4,516,520

Metals & Mining (0.0%)
Royal Gold, Inc.	2,100	258,741
Southern Copper Corp.	6,229	212,596

		471,337

Total Materials		21,178,402

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Homes 4 Rent LP (REIT), Class A	11,500	297,735
American Tower Corp. (REIT)	46,020	10,176,402
Americold Realty Trust (REIT)	20,000	741,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Property REIT, Inc. (REIT), Class A	9,800	$199,822
Colony Capital, Inc. (REIT)	2,687	16,176
CoreSite Realty Corp. (REIT)	3,000	365,550
Crown Castle International Corp. (REIT)	43,417	6,035,397
Equinix, Inc. (REIT)	8,852	5,105,833
Equity LifeStyle Properties, Inc. (REIT)	8,900	1,189,040
Extra Space Storage, Inc. (REIT)	10,400	1,214,928
Iron Mountain, Inc. (REIT)	3,300	106,887
Lamar Advertising Co. (REIT), Class A	8,800	720,984
Outfront Media, Inc. (REIT)	2,200	61,116
Public Storage (REIT)	11,762	2,884,866
SBA Communications Corp. (REIT)	11,718	2,825,796
Simon Property Group, Inc. (REIT)	28,461	4,429,955
Sun Communities, Inc. (REIT)	2,100	311,745
UDR, Inc. (REIT)	1,500	72,720

		36,756,352

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	12,843	680,808
Howard Hughes Corp. (The)*	1,300	168,480
Jones Lang LaSalle, Inc.	614	85,383

		934,671

Total Real Estate		37,691,023

Total Common Stocks (99.1%) (Cost $535,041,989)		1,464,593,102

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $92,799, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $94,649.(xx)	92,793	92,793
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $45,308, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $50,425.(xx)	45,305	45,305
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $321,472, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $327,880.(xx)	321,451	321,451
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $2,000,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $2,222,124.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		2,559,549

Total Short-Term Investments (0.2%) (Cost $2,559,549)		2,559,549

Total Investments in Securities (99.3%) (Cost $537,601,538)		1,467,152,651
Other Assets Less Liabilities (0.7%)		10,524,515

Net Assets (100%)		$1,477,677,166

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,956,580.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $7,624,761. This was collateralized by $5,423,577 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $2,559,549 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	81	12/2019	USD	12,062,925	(142,886)

					(142,886)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,120,087	$—	$—	$167,120,087
Consumer Discretionary	211,926,693	—	—	211,926,693
Consumer Staples	72,057,072	—	—	72,057,072
Energy	3,917,603	—	—	3,917,603
Financials	46,575,594	—	—	46,575,594
Health Care	208,150,585	—	—	208,150,585
Industrials	145,957,848	—	—	145,957,848
Information Technology	550,018,195	—	—	550,018,195
Materials	21,178,402	—	—	21,178,402
Real Estate	37,691,023	—	—	37,691,023
Short-Term Investments
Repurchase Agreements	—	2,559,549	—	2,559,549

Total Assets	$1,464,593,102	$2,559,549	$—	$1,467,152,651

Liabilities:
Futures	$(142,886)	$—	$—	$(142,886)

Total Liabilities	$(142,886)	$—	$—	$(142,886)

Total	$1,464,450,216	$2,559,549	$—	$1,467,009,765

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$940,485,223
Aggregate gross unrealized depreciation	(10,854,826)

Net unrealized appreciation	$929,630,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$537,379,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Diversified Telecommunication Services (0.0%)
Zayo Group Holdings, Inc.*	39,458	$1,337,626

Entertainment (1.3%)
Activision Blizzard, Inc.	7,312	386,951
Electronic Arts, Inc.*	45,825	4,482,602
Live Nation Entertainment, Inc.*	22,319	1,480,643
Madison Square Garden Co. (The), Class A*	241	63,508
Netflix, Inc.*	95,549	25,570,823
Spotify Technology SA*	20,622	2,350,908
Take-Two Interactive Software, Inc.*	8,898	1,115,275
Tencent Music Entertainment Group (ADR)*	148,700	1,898,899
Walt Disney Co. (The)	173,481	22,608,044
World Wrestling Entertainment, Inc., Class A(x)	7,758	551,982
Zynga, Inc., Class A*	32,979	191,938

		60,701,573

Interactive Media & Services (8.3%)
Alphabet, Inc., Class A*	77,834	95,046,211
Alphabet, Inc., Class C*	100,525	122,539,975
Facebook, Inc., Class A*	886,862	157,932,385
IAC/InterActiveCorp*	23,208	5,058,648
Match Group, Inc.(x)	9,917	708,470
Tencent Holdings Ltd.	212,200	8,939,924
TripAdvisor, Inc.*	16,966	656,245
Twitter, Inc.*	131,641	5,423,609

		396,305,467

Media (1.0%)
Altice USA, Inc., Class A*	54,770	1,570,804
AMC Networks, Inc., Class A*	7,412	364,374
Cable One, Inc.	752	943,534
CBS Corp. (Non-Voting), Class B	52,068	2,101,985
Charter Communications, Inc., Class A*	16,424	6,768,659
Comcast Corp., Class A	673,735	30,371,974
Fox Corp., Class A	6,076	191,607
Fox Corp., Class B	2,822	89,006
Interpublic Group of Cos., Inc. (The)	5,880	126,773
New York Times Co. (The), Class A	5,432	154,703
Nexstar Media Group, Inc., Class A	6,179	632,173
Omnicom Group, Inc.	20,046	1,569,602
Sinclair Broadcast Group, Inc., Class A	10,072	430,477
Sirius XM Holdings, Inc.	239,115	1,495,664

		46,811,335

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	28,561	2,249,750

Total Communication Services		507,405,751

Consumer Discretionary (15.2%)
Auto Components (0.1%)
Aptiv plc	65,820	5,753,984

Automobiles (0.2%)
Ferrari NV(x)	26,782	4,126,838
Tesla, Inc.(x)*	24,588	5,922,512

		10,049,350

Distributors (0.0%)
LKQ Corp.*	7,930	249,398
Pool Corp.	6,827	1,377,006

		1,626,404

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	9,942	1,516,155
Grand Canyon Education, Inc.*	787	77,283
H&R Block, Inc.	5,525	130,500
Service Corp. International	11,389	544,508
ServiceMaster Global Holdings, Inc.*	3,844	214,880
WW International, Inc.*	216,475	8,187,085

		10,670,411

Hotels, Restaurants & Leisure (3.1%)
Chipotle Mexican Grill, Inc.*	4,470	3,756,901
Choice Hotels International, Inc.	2,590	230,406
Darden Restaurants, Inc.	93,610	11,066,574
Domino’s Pizza, Inc.	36,235	8,862,719
Dunkin’ Brands Group, Inc.	109,299	8,673,969
Hilton Grand Vacations, Inc.*	2,230	71,360
Hilton Worldwide Holdings, Inc.	49,501	4,609,038
Las Vegas Sands Corp.	82,808	4,782,990
Marriott International, Inc., Class A	47,995	5,969,138
McDonald’s Corp.	83,795	17,991,624
MGM Resorts International	91,245	2,529,311
Norwegian Cruise Line Holdings Ltd.*	7,777	402,615
Planet Fitness, Inc., Class A*	15,113	874,589
Restaurant Brands International, Inc.	20,833	1,482,060
Six Flags Entertainment Corp.	1,319	66,992
Starbucks Corp.	453,383	40,088,125
Vail Resorts, Inc.	6,196	1,409,962
Wendy’s Co. (The)	32,568	650,709
Wyndham Hotels & Resorts, Inc.	5,073	262,477
Wynn Resorts Ltd.	49,294	5,359,244
Yum China Holdings, Inc.	383,475	17,421,269
Yum! Brands, Inc.	116,948	13,265,412

		149,827,484

Household Durables (0.2%)
Lennar Corp., Class A	19,783	1,104,881
Lennar Corp., Class B	1,303	57,814
NVR, Inc.*	1,152	4,282,387
Roku, Inc.*	14,947	1,521,007
Tempur Sealy International, Inc.*	7,817	603,472

		7,569,561

Internet & Direct Marketing Retail (6.1%)
Alibaba Group Holding Ltd. (ADR)*	230,563	38,557,050
Amazon.com, Inc.*	110,617	192,021,156
Booking Holdings, Inc.*	18,492	36,292,584
eBay, Inc.	399,229	15,561,946
Etsy, Inc.*	20,473	1,156,725
Expedia Group, Inc.	20,807	2,796,669
GrubHub, Inc.(x)*	15,552	874,178
MercadoLibre, Inc.*	2,333	1,286,020
Wayfair, Inc., Class A(x)*	10,973	1,230,293

		289,776,621

Leisure Products (0.1%)
Hasbro, Inc.	20,275	2,406,440
Mattel, Inc.(x)*	42,206	480,726
Polaris, Inc.	9,193	809,076

		3,696,242

Multiline Retail (0.7%)
Dollar General Corp.	122,762	19,511,792
Dollar Tree, Inc.*	60,292	6,882,935
Dollarama, Inc.	120,507	4,314,184
Nordstrom, Inc.(x)	19,295	649,663
Ollie’s Bargain Outlet Holdings, Inc.*	9,389	550,571
Target Corp.	4,722	504,829

		32,413,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (3.0%)
Advance Auto Parts, Inc.	2,927	$484,126
AutoZone, Inc.*	4,270	4,631,327
Best Buy Co., Inc.	8,385	578,481
Burlington Stores, Inc.*	11,415	2,280,945
CarMax, Inc.*	13,443	1,182,984
Carvana Co.(x)*	7,796	514,536
Dick’s Sporting Goods, Inc.	279,050	11,388,031
Five Below, Inc.*	9,384	1,183,322
Floor & Decor Holdings, Inc., Class A*	11,367	581,422
Home Depot, Inc. (The)	158,039	36,668,209
L Brands, Inc.	5,740	112,447
Lowe’s Cos., Inc.	137,144	15,080,354
O’Reilly Automotive, Inc.*	37,314	14,870,002
Ross Stores, Inc.	62,903	6,909,895
Tiffany & Co.	80,775	7,482,188
TJX Cos., Inc. (The)	212,465	11,842,799
Tractor Supply Co.	20,822	1,883,142
Ulta Beauty, Inc.*	50,489	12,655,068
Williams-Sonoma, Inc.(x)	189,398	12,875,276

		143,204,554

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	10,541	349,540
Carter’s, Inc.	3,549	323,704
Columbia Sportswear Co.	3,484	337,565
Hanesbrands, Inc.	49,778	762,599
Lululemon Athletica, Inc.*	20,628	3,971,509
LVMH Moet Hennessy Louis Vuitton SE	22,614	8,987,940
NIKE, Inc., Class B	384,024	36,067,534
Skechers U.S.A., Inc., Class A*	8,491	317,139
Under Armour, Inc., Class A*	680,865	13,576,448
Under Armour, Inc., Class C*	22,744	412,349
VF Corp.	53,787	4,786,505

		69,892,832

Total Consumer Discretionary		724,481,417

Consumer Staples (4.8%)
Beverages (2.3%)
Brown-Forman Corp., Class A	7,360	439,760
Brown-Forman Corp., Class B	27,891	1,750,997
Coca-Cola Co. (The)	808,110	43,993,508
Diageo plc (ADR)	48,275	7,893,928
Monster Beverage Corp.*	437,816	25,419,597
PepsiCo, Inc.	205,946	28,235,197

		107,732,987

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,645	265,108
Costco Wholesale Corp.	76,907	22,157,676
Sprouts Farmers Market, Inc.*	9,897	191,408
Sysco Corp.	83,399	6,621,880
Walmart, Inc.	94,203	11,180,012

		40,416,084

Food Products (0.8%)
Campbell Soup Co.	16,960	795,763
Danone SA (ADR)	584,953	10,254,285
Hershey Co. (The)	22,037	3,415,515
Kellogg Co.	16,835	1,083,332
Lamb Weston Holdings, Inc.	6,757	491,369
McCormick & Co., Inc. (Non-Voting)	13,865	2,167,099
Nestle SA (Registered)	105,192	11,412,444
Nestle SA (ADR)	82,664	8,960,778
Pilgrim’s Pride Corp.*	3,362	107,735
Post Holdings, Inc.*	5,201	550,474
TreeHouse Foods, Inc.*	1,673	92,768

		39,331,562

Household Products (0.5%)
Church & Dwight Co., Inc.	43,008	3,235,922
Clorox Co. (The)	17,938	2,724,244
Colgate-Palmolive Co.	100,709	7,403,119
Procter & Gamble Co. (The)	96,832	12,043,964

		25,407,249

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	37,566	7,473,756
Herbalife Nutrition Ltd.*	2,327	88,100

		7,561,856

Tobacco (0.2%)
Altria Group, Inc.	159,800	6,535,820
Philip Morris International, Inc.	40,887	3,104,550

		9,640,370

Total Consumer Staples		230,090,108

Energy (0.3%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.	179,106	6,120,052

Oil, Gas & Consumable Fuels (0.2%)
Cabot Oil & Gas Corp.	43,951	772,219
Cheniere Energy, Inc.*	23,150	1,459,839
Concho Resources, Inc.	13,700	930,230
Diamondback Energy, Inc.	6,102	548,631
Equitrans Midstream Corp.	3,710	53,980
ONEOK, Inc.	22,777	1,678,437
Parsley Energy, Inc., Class A	27,446	461,093
Pioneer Natural Resources Co.	25,532	3,211,160

		9,115,589

Total Energy		15,235,641

Financials (3.1%)
Banks (0.0%)
CIT Group, Inc.	1,408	63,796
Comerica, Inc.	1,434	94,630
First Republic Bank	5,371	519,376
Signature Bank	4,747	565,937
SVB Financial Group*	686	143,340
Synovus Financial Corp.	2,013	71,985
Western Alliance Bancorp	1,829	84,280

		1,543,344

Capital Markets (2.0%)
Ameriprise Financial, Inc.	3,297	484,989
Cboe Global Markets, Inc.	4,883	561,106
Charles Schwab Corp. (The)	409,202	17,116,920
E*TRADE Financial Corp.	8,044	351,442
Evercore, Inc., Class A	2,591	207,539
FactSet Research Systems, Inc.	38,535	9,362,849
Interactive Brokers Group, Inc., Class A	3,512	188,875
Intercontinental Exchange, Inc.	69,013	6,367,830
Lazard Ltd., Class A	7,125	249,375
LPL Financial Holdings, Inc.	14,142	1,158,230
MarketAxess Holdings, Inc.	6,412	2,099,930
Moody’s Corp.	28,740	5,886,814
Morningstar, Inc.	3,482	508,859
MSCI, Inc.	80,840	17,602,910
Raymond James Financial, Inc.	5,243	432,338
S&P Global, Inc.	44,297	10,851,879
SEI Investments Co.	206,826	12,255,475
T. Rowe Price Group, Inc.	11,441	1,307,134
TD Ameritrade Holding Corp.	122,167	5,705,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Virtu Financial, Inc., Class A(x)	3,612	$59,092

		92,758,785

Consumer Finance (0.5%)
American Express Co.	185,607	21,953,596
Credit Acceptance Corp.*	1,650	761,161
Discover Financial Services	19,496	1,580,931
Synchrony Financial	31,402	1,070,494

		25,366,182

Diversified Financial Services (0.0%)
Voya Financial, Inc.	1,499	81,605

Insurance (0.6%)
Alleghany Corp.*	260	207,417
Aon plc	40,942	7,925,143
Arch Capital Group Ltd.*	9,246	388,147
Arthur J Gallagher & Co.	6,958	623,228
Athene Holding Ltd., Class A*	9,879	415,511
Axis Capital Holdings Ltd.	1,754	117,027
Brown & Brown, Inc.	2,611	94,153
Chubb Ltd.	16,162	2,609,193
Erie Indemnity Co., Class A	2,912	540,613
Everest Re Group Ltd.	2,181	580,342
Kemper Corp.	2,087	162,682
Markel Corp.*	194	229,289
Marsh & McLennan Cos., Inc.	77,877	7,791,594
Primerica, Inc.	5,426	690,350
Progressive Corp. (The)	33,345	2,575,901
RenaissanceRe Holdings Ltd.	2,972	574,933
Travelers Cos., Inc. (The)	7,238	1,076,218

		26,601,741

Thrifts & Mortgage Finance (0.0%)
LendingTree, Inc.*	1,376	427,152

Total Financials		146,778,809

Health Care (10.4%)
Biotechnology (2.5%)
AbbVie, Inc.	258,831	19,598,683
Agios Pharmaceuticals, Inc.(x)*	984	31,881
Alexion Pharmaceuticals, Inc.*	42,830	4,194,770
Alnylam Pharmaceuticals, Inc.*	15,424	1,240,398
Amgen, Inc.	122,239	23,654,469
Biogen, Inc.*	11,043	2,571,031
BioMarin Pharmaceutical, Inc.*	127,072	8,564,653
Celgene Corp.*	122,992	12,213,106
Exact Sciences Corp.*	22,330	2,017,962
Exelixis, Inc.*	21,787	385,303
Gilead Sciences, Inc.	32,090	2,033,864
Incyte Corp.*	30,920	2,295,192
Ionis Pharmaceuticals, Inc.*	22,113	1,324,790
Moderna, Inc.(x)*	32,164	512,051
Neurocrine Biosciences, Inc.*	15,761	1,420,224
Regeneron Pharmaceuticals, Inc.*	63,971	17,745,555
Sage Therapeutics, Inc.*	8,910	1,249,984
Sarepta Therapeutics, Inc.*	12,593	948,505
Seattle Genetics, Inc.*	19,819	1,692,543
Vertex Pharmaceuticals, Inc.*	84,405	14,299,895

		117,994,859

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	130,513	10,920,023
ABIOMED, Inc.*	7,737	1,376,335
Alcon, Inc.*	54,075	3,152,998
Align Technology, Inc.*	42,223	7,638,985
Baxter International, Inc.	39,663	3,469,323
Becton Dickinson and Co.	28,968	7,327,745
Boston Scientific Corp.*	242,946	9,885,473
Cantel Medical Corp.	3,749	280,425
Cooper Cos., Inc. (The)	1,182	351,054
Danaher Corp.	6,032	871,202
DexCom, Inc.*	15,823	2,361,425
Edwards Lifesciences Corp.*	36,306	7,984,053
Hill-Rom Holdings, Inc.	6,166	648,848
Hologic, Inc.*	37,239	1,880,197
ICU Medical, Inc.*	1,046	166,942
IDEXX Laboratories, Inc.*	14,850	4,038,161
Insulet Corp.*	10,328	1,703,397
Intuitive Surgical, Inc.*	32,696	17,653,551
Masimo Corp.*	8,333	1,239,867
Penumbra, Inc.(x)*	5,478	736,736
ResMed, Inc.	24,812	3,352,349
STERIS plc	868	125,417
Stryker Corp.	97,437	21,075,623
Teleflex, Inc.	8,067	2,740,763
Varian Medical Systems, Inc.*	65,089	7,751,449
West Pharmaceutical Services, Inc.	9,537	1,352,537

		120,084,878

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	26,501	2,181,827
Anthem, Inc.	28,246	6,781,865
Centene Corp.*	130,960	5,665,330
Chemed Corp.	2,711	1,132,032
Cigna Corp.	41,433	6,289,115
Encompass Health Corp.	8,840	559,395
Guardant Health, Inc.*	6,114	390,257
HCA Healthcare, Inc.	54,797	6,598,655
Henry Schein, Inc.*	3,328	211,328
Humana, Inc.	10,125	2,588,659
Laboratory Corp. of America Holdings*	938	157,584
McKesson Corp.	3,423	467,787
Molina Healthcare, Inc.*	8,653	949,407
UnitedHealth Group, Inc.	196,119	42,620,581
WellCare Health Plans, Inc.*	17,061	4,421,699

		81,015,521

Health Care Technology (0.4%)
Cerner Corp.	230,341	15,702,346
Change Healthcare, Inc.*	4,350	52,548
Medidata Solutions, Inc.*	10,746	983,259
Veeva Systems, Inc., Class A*	22,530	3,440,106

		20,178,259

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.*	2,039	63,005
Agilent Technologies, Inc.	5,445	417,250
Avantor, Inc.*	28,992	426,182
Bio-Techne Corp.	6,499	1,271,659
Bruker Corp.	17,322	760,956
Charles River Laboratories International, Inc.*	8,227	1,089,008
Illumina, Inc.*	25,669	7,809,023
IQVIA Holdings, Inc.*	13,368	1,996,912
Mettler-Toledo International, Inc.*	4,274	3,010,606
PerkinElmer, Inc.	4,330	368,786
PRA Health Sciences, Inc.*	10,852	1,076,844
Thermo Fisher Scientific, Inc.	47,524	13,842,316
Waters Corp.*	11,564	2,581,432

		34,713,979

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	117,380	5,952,340
Eli Lilly & Co.	150,533	16,834,105
Horizon Therapeutics plc*	3,766	102,548
Jazz Pharmaceuticals plc*	8,397	1,075,992
Johnson & Johnson	70,213	9,084,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	466,817	$39,296,655
Nektar Therapeutics*	4,582	83,461
Novartis AG (ADR)	66,574	5,785,281
Novo Nordisk A/S (ADR)	236,129	12,207,869
Roche Holding AG (ADR)	100,089	3,648,244
Zoetis, Inc.	198,148	24,687,259

		118,757,912

Total Health Care		492,745,408

Industrials (6.7%)
Aerospace & Defense (2.2%)
Boeing Co. (The)	142,711	54,297,254
BWX Technologies, Inc.	12,615	721,704
General Dynamics Corp.	3,052	557,692
HEICO Corp.	6,922	864,420
HEICO Corp., Class A	13,101	1,274,858
Hexcel Corp.	13,514	1,109,905
Huntington Ingalls Industries, Inc.	5,535	1,172,258
L3Harris Technologies, Inc.	19,427	4,053,249
Lockheed Martin Corp.	43,278	16,881,017
Northrop Grumman Corp.	39,303	14,730,371
Raytheon Co.	30,345	5,953,386
Spirit AeroSystems Holdings, Inc., Class A	15,950	1,311,728
TransDigm Group, Inc.	6,984	3,636,359

		106,564,201

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	17,815	1,510,356
Expeditors International of Washington, Inc.	250,395	18,601,845
United Parcel Service, Inc., Class B	122,214	14,643,681
XPO Logistics, Inc.(x)*	9,499	679,843

		35,435,725

Airlines (0.1%)
Alaska Air Group, Inc.	9,868	640,532
American Airlines Group, Inc.	7,188	193,860
Delta Air Lines, Inc.	20,095	1,157,472
JetBlue Airways Corp.*	4,716	78,993
Southwest Airlines Co.	50,258	2,714,435
United Airlines Holdings, Inc.*	8,909	787,645

		5,572,937

Building Products (0.1%)
Allegion plc	12,145	1,258,829
AO Smith Corp.	4,053	193,368
Armstrong World Industries, Inc.	8,731	844,288
Fortune Brands Home & Security, Inc.	7,937	434,154
Lennox International, Inc.	5,576	1,354,801

		4,085,440

Commercial Services & Supplies (0.3%)
Cintas Corp.	14,628	3,921,767
Copart, Inc.*	34,522	2,773,152
IAA, Inc.*	21,142	882,256
KAR Auction Services, Inc.	20,922	513,635
Republic Services, Inc.	2,242	194,045
Rollins, Inc.	25,271	860,983
Waste Management, Inc.	58,121	6,683,915

		15,829,753

Construction & Engineering (0.0%)
Quanta Services, Inc.	5,780	218,484

Electrical Equipment (0.2%)
Acuity Brands, Inc.	1,864	251,248
AMETEK, Inc.	31,581	2,899,767
Emerson Electric Co.	9,522	636,641
Hubbell, Inc.	5,333	700,756
Rockwell Automation, Inc.	20,372	3,357,306
Sensata Technologies Holding plc*	11,945	597,967

		8,443,685

Industrial Conglomerates (0.7%)
3M Co.	74,907	12,314,711
Carlisle Cos., Inc.	8,339	1,213,658
Honeywell International, Inc.	71,446	12,088,663
Roper Technologies, Inc.	18,945	6,755,787

		32,372,819

Machinery (1.1%)
Allison Transmission Holdings, Inc.	19,294	907,783
Caterpillar, Inc.	7,359	929,515
Deere & Co.	74,535	12,572,564
Donaldson Co., Inc.	21,845	1,137,687
Dover Corp.	10,828	1,078,036
Flowserve Corp.	5,052	235,979
Fortive Corp.	66,058	4,528,936
Graco, Inc.	29,266	1,347,407
IDEX Corp.	6,455	1,057,845
Illinois Tool Works, Inc.	56,769	8,883,781
Ingersoll-Rand plc	39,613	4,880,718
Lincoln Electric Holdings, Inc.	9,582	831,334
Middleby Corp. (The)*	9,474	1,107,511
Nordson Corp.	8,960	1,310,490
Toro Co. (The)	18,731	1,372,982
WABCO Holdings, Inc.*	7,643	1,022,251
Wabtec Corp.	65,581	4,712,651
Woodward, Inc.	8,042	867,169
Xylem, Inc.	31,296	2,491,787

		51,276,426

Professional Services (0.5%)
CoStar Group, Inc.*	6,288	3,730,041
Equifax, Inc.	29,732	4,182,400
IHS Markit Ltd.*	43,531	2,911,353
Nielsen Holdings plc	7,931	168,534
Robert Half International, Inc.	19,774	1,100,621
TransUnion	90,242	7,319,529
Verisk Analytics, Inc.	27,898	4,411,790

		23,824,268

Road & Rail (0.6%)
CSX Corp.	47,926	3,319,834
Genesee & Wyoming, Inc., Class A*	1,734	191,624
JB Hunt Transport Services, Inc.	29,633	3,278,892
Landstar System, Inc.	6,000	675,480
Lyft, Inc., Class A*	779	31,815
Norfolk Southern Corp.	6,096	1,095,207
Old Dominion Freight Line, Inc.	4,671	793,930
Uber Technologies, Inc.(x)*	3,479	106,005
Union Pacific Corp.	123,932	20,074,505

		29,567,292

Trading Companies & Distributors (0.1%)
Air Lease Corp.	1,493	62,437
Fastenal Co.	90,440	2,954,675
United Rentals, Inc.*	9,549	1,190,187
WW Grainger, Inc.	7,651	2,273,495

		6,480,794

Total Industrials		319,671,824

Information Technology (27.2%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	10,363	2,475,928
Cisco Systems, Inc.	989,243	48,878,496
F5 Networks, Inc.*	9,521	1,336,939
Motorola Solutions, Inc.	21,270	3,624,621
Ubiquiti, Inc.(x)	2,691	318,238

		56,634,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	50,980	$4,919,570
CDW Corp.	25,318	3,120,190
Cognex Corp.	29,067	1,428,062
Corning, Inc.	41,829	1,192,963
Dolby Laboratories, Inc., Class A	1,490	96,314
FLIR Systems, Inc.	1,722	90,560
Hexagon AB, Class B	46,607	2,247,010
IPG Photonics Corp.*	449	60,884
Jabil, Inc.	5,713	204,354
Keysight Technologies, Inc.*	32,778	3,187,661
National Instruments Corp.	1,276	53,579
Trimble, Inc.*	7,674	297,828
Zebra Technologies Corp., Class A*	9,342	1,927,909

		18,826,884

IT Services (8.1%)
Accenture plc, Class A	175,276	33,714,339
Akamai Technologies, Inc.*	25,674	2,346,090
Alliance Data Systems Corp.	850	108,911
Automatic Data Processing, Inc.	156,892	25,325,507
Black Knight, Inc.*	25,054	1,529,797
Booz Allen Hamilton Holding Corp.	23,820	1,691,696
Broadridge Financial Solutions, Inc.	19,873	2,472,797
Cognizant Technology Solutions Corp., Class A	7,132	429,810
CoreLogic, Inc.*	803	37,155
EPAM Systems, Inc.*	8,971	1,635,593
Euronet Worldwide, Inc.*	8,578	1,254,961
Fidelity National Information Services, Inc.	143,407	19,038,713
Fiserv, Inc.*	152,888	15,837,668
FleetCor Technologies, Inc.*	14,901	4,273,309
Gartner, Inc.*	70,796	10,123,120
Genpact Ltd.	30,392	1,177,690
Global Payments, Inc.	69,633	11,071,647
GoDaddy, Inc., Class A*	30,720	2,026,906
International Business Machines Corp.	93,922	13,658,137
Jack Henry & Associates, Inc.	11,767	1,717,629
Mastercard, Inc., Class A	263,463	71,548,647
MongoDB, Inc.(x)*	7,303	879,865
Okta, Inc.*	17,755	1,748,157
Paychex, Inc.	56,136	4,646,377
PayPal Holdings, Inc.*	324,052	33,568,547
Sabre Corp.	8,584	192,239
Square, Inc., Class A*	59,450	3,682,928
Switch, Inc., Class A(x)	10,465	163,463
Twilio, Inc., Class A*	21,040	2,313,558
VeriSign, Inc.*	12,637	2,383,717
Visa, Inc., Class A	651,836	112,122,310
Western Union Co. (The)	16,825	389,835
WEX, Inc.*	7,515	1,518,556

		384,629,674

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	175,188	5,078,700
Analog Devices, Inc.	8,871	991,157
Applied Materials, Inc.	87,638	4,373,136
ASML Holding NV (Registered) (NYRS)	19,449	4,831,521
Broadcom, Inc.	67,605	18,663,712
Cree, Inc.*	1,426	69,874
Entegris, Inc.	22,972	1,081,062
KLA Corp.	27,861	4,442,436
Lam Research Corp.	22,163	5,122,091
Marvell Technology Group Ltd.	158,448	3,956,447
Maxim Integrated Products, Inc.	18,217	1,054,947
Microchip Technology, Inc.(x)	11,665	1,083,795
Monolithic Power Systems, Inc.	7,163	1,114,778
NVIDIA Corp.	174,043	30,295,665
QUALCOMM, Inc.	387,867	29,586,495
Skyworks Solutions, Inc.	1,539	121,966
Teradyne, Inc.	29,632	1,715,989
Texas Instruments, Inc.	164,097	21,207,896
Universal Display Corp.	7,509	1,260,761
Versum Materials, Inc.	19,341	1,023,719
Xilinx, Inc.	44,442	4,261,988

		141,338,135

Software (10.6%)
2U, Inc.*	3,670	59,748
Adobe, Inc.*	136,408	37,682,710
Alteryx, Inc., Class A*	8,109	871,150
Anaplan, Inc.*	14,632	687,704
ANSYS, Inc.*	14,609	3,233,848
Aspen Technology, Inc.*	12,044	1,482,375
Atlassian Corp. plc, Class A*	21,864	2,742,620
Autodesk, Inc.*	156,390	23,098,803
Avalara, Inc.*	8,264	556,085
Cadence Design Systems, Inc.*	48,618	3,212,677
CDK Global, Inc.	21,678	1,042,495
Ceridian HCM Holding, Inc.*	11,480	566,768
Citrix Systems, Inc.	19,417	1,874,129
Coupa Software, Inc.*	10,556	1,367,741
DocuSign, Inc.*	26,459	1,638,341
Dropbox, Inc., Class A*	37,750	761,417
Dynatrace, Inc.*	5,185	96,804
Elastic NV*	7,742	637,476
Fair Isaac Corp.*	4,903	1,488,159
FireEye, Inc.*	35,563	474,410
Fortinet, Inc.*	25,018	1,920,382
Guidewire Software, Inc.*	14,190	1,495,342
HubSpot, Inc.*	6,799	1,030,796
Intuit, Inc.	70,208	18,671,116
Manhattan Associates, Inc.*	11,288	910,603
Medallia, Inc.(x)*	2,216	60,785
Microsoft Corp.	1,833,307	254,884,672
New Relic, Inc.*	8,351	513,169
Nutanix, Inc., Class A*	25,070	658,087
Oracle Corp.	952,730	52,428,732
Pagerduty, Inc.(x)*	1,791	50,596
Palo Alto Networks, Inc.*	16,400	3,342,812
Paycom Software, Inc.*	8,580	1,797,424
Paylocity Holding Corp.*	5,783	564,305
Pegasystems, Inc.	6,723	457,500
Pluralsight, Inc., Class A(x)*	11,107	186,542
Proofpoint, Inc.*	9,407	1,213,973
PTC, Inc.*	17,816	1,214,695
RealPage, Inc.*	14,224	894,121
RingCentral, Inc., Class A*	12,380	1,555,671
salesforce.com, Inc.*	187,879	27,888,759
ServiceNow, Inc.*	43,391	11,014,805
Slack Technologies, Inc., Class A(x)*	60,042	1,424,797
Smartsheet, Inc., Class A*	15,196	547,512
SolarWinds Corp.*	2,101	38,763
Splunk, Inc.*	62,295	7,342,089
SS&C Technologies Holdings, Inc.	34,761	1,792,625
Symantec Corp.	66,188	1,564,022
Synopsys, Inc.*	26,048	3,575,088
Temenos AG (Registered)*	15,275	2,555,909
Teradata Corp.*	19,258	596,998
Trade Desk, Inc. (The), Class A*	6,763	1,268,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	6,534	$1,715,175
VMware, Inc., Class A	42,076	6,313,925
Workday, Inc., Class A*	49,869	8,475,735
Zendesk, Inc.*	19,217	1,400,535
Zoom Video Communications, Inc., Class A(x)*	1,504	114,605
Zscaler, Inc.(x)*	10,963	518,111

		505,574,637

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	807,117	180,769,994
Dell Technologies, Inc., Class C*	19,595	1,016,197
HP, Inc.	14,032	265,485
NCR Corp.*	21,393	675,163
NetApp, Inc.	41,805	2,195,181
Pure Storage, Inc., Class A*	40,786	690,915

		185,612,935

Total Information Technology		1,292,616,487

Materials (0.9%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	5,360	1,189,170
Axalta Coating Systems Ltd.*	11,343	341,992
CF Industries Holdings, Inc.	3,902	191,978
DuPont de Nemours, Inc.	16,961	1,209,489
Ecolab, Inc.	44,111	8,735,742
Element Solutions, Inc.*	15,440	157,179
Linde plc	12,700	2,460,244
NewMarket Corp.	1,123	530,157
PPG Industries, Inc.	13,273	1,572,983
RPM International, Inc.	3,846	264,643
Scotts Miracle-Gro Co. (The)	7,047	717,526
Sherwin-Williams Co. (The)	24,029	13,212,826
WR Grace & Co.	10,196	680,685

		31,264,614

Construction Materials (0.1%)
Eagle Materials, Inc.	6,034	543,120
Martin Marietta Materials, Inc.	3,421	937,696
Vulcan Materials Co.	21,102	3,191,467

		4,672,283

Containers & Packaging (0.2%)
AptarGroup, Inc.	4,519	535,276
Avery Dennison Corp.	13,627	1,547,618
Ball Corp.	57,755	4,205,142
Berry Global Group, Inc.*	9,031	354,647
Crown Holdings, Inc.*	13,400	885,204
Sealed Air Corp.	2,024	84,016

		7,611,903

Metals & Mining (0.0%)
Royal Gold, Inc.	3,694	455,138
Southern Copper Corp.	10,636	363,007

		818,145

Total Materials		44,366,945

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
American Homes 4 Rent LP (REIT), Class A	19,674	509,360
American Tower Corp. (REIT)	76,871	16,998,484
Americold Realty Trust (REIT)	32,811	1,216,304
Brookfield Property REIT, Inc. (REIT), Class A	12,878	262,582
Colony Capital, Inc. (REIT)	8,555	51,501
CoreSite Realty Corp. (REIT)	5,102	621,679
Crown Castle International Corp. (REIT)	82,425	11,457,899
Equinix, Inc. (REIT)	14,661	8,456,465
Equity LifeStyle Properties, Inc. (REIT)	15,196	2,030,186
Extra Space Storage, Inc. (REIT)	17,450	2,038,509
Iron Mountain, Inc. (REIT)	5,695	184,461
Lamar Advertising Co. (REIT), Class A	14,555	1,192,491
Outfront Media, Inc. (REIT)	3,902	108,397
Public Storage (REIT)	19,595	4,806,066
SBA Communications Corp. (REIT)	19,602	4,727,022
Simon Property Group, Inc. (REIT)	47,625	7,412,831
Sun Communities, Inc. (REIT)	3,618	537,092
UDR, Inc. (REIT)	2,641	128,036

		62,739,365

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	21,129	1,120,049
Howard Hughes Corp. (The)*	2,190	283,824
Jones Lang LaSalle, Inc.	1,004	139,616

		1,543,489

Total Real Estate		64,282,854

Utilities (0.2%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	15,892	3,702,677

Multi-Utilities (0.1%)
Sempra Energy	28,486	4,204,819

Total Utilities		7,907,496

Total Common Stocks (80.8%) (Cost $1,787,412,268)		3,845,582,740

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P 500 ETF	5,579	1,665,443
iShares Morningstar Large-Cap ETF	10,023	1,683,295
iShares Morningstar Large-Cap Growth ETF‡	497,565	95,259,217
iShares Morningstar Large-Cap Value ETF	18,468	2,039,881
iShares Russell 1000 ETF	3,225	530,642
iShares Russell 1000 Growth ETF(x)	939,673	150,000,001
iShares Russell 1000 Value ETF	17,790	2,281,745
iShares S&P 100 ETF(x)	2,587	340,165
iShares S&P 500 Growth ETF(x)	534,950	96,307,048
iShares S&P 500 Value ETF	9,804	1,168,049
Vanguard Growth ETF(x)	565,922	94,101,510
Vanguard Large-Cap ETF	600	81,798
Vanguard Value ETF	13,900	1,551,518

Total Exchange Traded Funds (9.4%) (Cost $153,453,199)		447,010,312

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	212,993,065	213,056,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	$400,000	$400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $12,034,725, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $13,370,232.(xx)	12,030,000	12,030,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $5,425,121, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $5,533,262.(xx)	5,424,767	5,424,767
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $5,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $10,000,547, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $11,110,619.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		33,254,767

Total Short-Term Investments (5.1%) (Cost $246,271,654)		246,311,729

Total Investments in Securities (95.3%) (Cost $2,187,137,121)		4,538,904,781
Other Assets Less Liabilities (4.7%)		221,784,525

Net Assets (100%)		$4,760,689,306

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $43,898,196. This was collateralized by $11,881,252 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $33,254,767 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF	497,565	82,334,933	2,361,799	(5,983,813)	1,495,547	15,050,751	95,259,217	364,433	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	576	12/2019	USD	89,516,160	(1,690,131)
S&P 500 E-Mini Index	2,411	12/2019	USD	359,058,175	(3,743,964)

					(5,434,095)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	148,912	HKD	1,167,529	HSBC Bank plc	10/3/2019	(51)

Net unrealized depreciation						(51)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$498,465,827	$8,939,924	$—	$507,405,751
Consumer Discretionary	715,493,477	8,987,940	—	724,481,417
Consumer Staples	218,677,664	11,412,444	—	230,090,108
Energy	15,235,641	—	—	15,235,641
Financials	146,778,809	—	—	146,778,809
Health Care	490,368,191	2,377,217	—	492,745,408
Industrials	319,671,824	—	—	319,671,824
Information Technology	1,287,813,568	4,802,919	—	1,292,616,487
Materials	44,366,945	—	—	44,366,945
Real Estate	64,282,854	—	—	64,282,854
Utilities	7,907,496	—	—	7,907,496
Exchange Traded Funds	447,010,312	—	—	447,010,312
Short-Term Investments
Investment Company	213,056,962	—	—	213,056,962
Repurchase Agreements	—	33,254,767	—	33,254,767

Total Assets	$4,469,129,570	$69,775,211	$—	$4,538,904,781

Liabilities:
Forward Currency Contracts	$—	$(51)	$—	$(51)
Futures	(5,434,095)	—	—	(5,434,095)

Total Liabilities	$(5,434,095)	$(51)	$—	$(5,434,146)

Total	$4,463,695,475	$69,775,160	$—	$4,533,470,635

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,373,590,227
Aggregate gross unrealized depreciation	(43,309,136)

Net unrealized appreciation	$2,330,281,091

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,203,189,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (4.0%)
AT&T, Inc.	352,700	$13,346,168
CenturyLink, Inc.	52,479	654,938
GCI Liberty, Inc., Class A*	4,700	291,729
Verizon Communications, Inc.	200,000	12,072,000

		26,364,835

Entertainment (2.3%)
Activision Blizzard, Inc.	34,600	1,831,032
Cinemark Holdings, Inc.	5,100	197,064
Electronic Arts, Inc.*	1,400	136,948
Liberty Media Corp.-Liberty Formula One, Class A*	1,150	45,529
Liberty Media Corp.-Liberty Formula One, Class C*	9,450	393,025
Lions Gate Entertainment Corp., Class A(x)*	2,400	22,200
Lions Gate Entertainment Corp., Class B*	4,900	42,826
Madison Square Garden Co. (The), Class A*	850	223,992
Take-Two Interactive Software, Inc.*	2,900	363,486
Viacom, Inc., Class A(x)	450	11,817
Viacom, Inc., Class B	17,000	408,510
Walt Disney Co. (The)	84,425	11,002,266
Zynga, Inc., Class A*	31,950	185,949

		14,864,644

Interactive Media & Services (0.1%)
IAC/InterActiveCorp*	1,500	326,955
TripAdvisor, Inc.*	450	17,406
Zillow Group, Inc., Class A*	2,700	79,771
Zillow Group, Inc., Class C(x)*	5,900	175,938

		600,070

Media (1.6%)
CBS Corp. (Non-Voting), Class B	1,550	62,573
Charter Communications, Inc., Class A*	3,200	1,318,784
Comcast Corp., Class A	115,300	5,197,724
Discovery, Inc., Class A(x)*	7,500	199,725
Discovery, Inc., Class C*	16,772	412,927
DISH Network Corp., Class A*	11,231	382,640
Fox Corp., Class A	15,239	480,562
Fox Corp., Class B	7,033	221,821
Interpublic Group of Cos., Inc. (The)	16,800	362,208
John Wiley & Sons, Inc., Class A	2,100	92,274
Liberty Broadband Corp., Class A*	1,171	122,393
Liberty Broadband Corp., Class C*	5,097	533,503
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,036	167,777
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,472	313,525
New York Times Co. (The), Class A	6,300	179,424
News Corp., Class A	18,455	256,893
News Corp., Class B	5,800	82,911
Nexstar Media Group, Inc., Class A	500	51,155
Omnicom Group, Inc.	4,900	383,670
Sinclair Broadcast Group, Inc., Class A	150	6,411

		10,828,900

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	27,311	168,509
Telephone & Data Systems, Inc.	4,796	123,737
T-Mobile US, Inc.*	7,200	567,144
United States Cellular Corp.*	721	27,095

		886,485

Total Communication Services		53,544,934

Consumer Discretionary (6.0%)
Auto Components (0.3%)
Aptiv plc	11,550	1,009,701
BorgWarner, Inc.	9,900	363,132
Gentex Corp.	12,300	338,680
Goodyear Tire & Rubber Co. (The)	11,150	160,616
Lear Corp.	2,990	352,521

		2,224,650

Automobiles (0.7%)
Ford Motor Co.	188,800	1,729,408
General Motors Co.	59,850	2,243,178
Harley-Davidson, Inc.	7,600	273,372
Thor Industries, Inc.	2,550	144,432

		4,390,390

Distributors (0.2%)
Genuine Parts Co.	6,750	672,232
LKQ Corp.*	12,900	405,705

		1,077,937

Diversified Consumer Services (0.2%)
frontdoor, Inc.*	4,050	196,708
Graham Holdings Co., Class B	224	148,613
Grand Canyon Education, Inc.*	2,050	201,310
H&R Block, Inc.	8,300	196,046
Service Corp. International	5,450	260,565
ServiceMaster Global Holdings, Inc.*	5,500	307,450

		1,310,692

Hotels, Restaurants & Leisure (1.9%)
Aramark	11,750	512,065
Caesars Entertainment Corp.*	27,350	318,901
Carnival Corp.	19,138	836,522
Choice Hotels International, Inc.	900	80,064
Dunkin’ Brands Group, Inc.	250	19,840
Extended Stay America, Inc.	9,000	131,760
Hilton Grand Vacations, Inc.*	3,750	120,000
Hyatt Hotels Corp., Class A	1,825	134,448
International Game Technology plc(x)	4,700	66,787
Las Vegas Sands Corp.	8,550	493,848
McDonald’s Corp.	31,150	6,688,216
MGM Resorts International	22,966	636,618
Norwegian Cruise Line Holdings Ltd.*	8,200	424,514
Royal Caribbean Cruises Ltd.	8,244	893,073
Six Flags Entertainment Corp.	3,450	175,225
Vail Resorts, Inc.	200	45,512
Wyndham Destinations, Inc.	4,400	202,488
Wyndham Hotels & Resorts, Inc.	3,200	165,568
Wynn Resorts Ltd.	800	86,976
Yum China Holdings, Inc.	3,350	152,191
Yum! Brands, Inc.	1,650	187,159

		12,371,775

Household Durables (0.6%)
DR Horton, Inc.	16,427	865,867
Garmin Ltd.	6,985	591,560
Leggett & Platt, Inc.	6,300	257,922
Lennar Corp., Class A	7,932	443,002
Lennar Corp., Class B	403	17,881
Mohawk Industries, Inc.*	2,877	356,949
Newell Brands, Inc.	18,250	341,640
PulteGroup, Inc.	12,350	451,393
Toll Brothers, Inc.	6,425	263,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	2,966	$469,696

		4,059,656

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc.	888	119,356
Qurate Retail, Inc., Class A*	18,939	195,356

		314,712

Leisure Products (0.0%)
Brunswick Corp.	4,150	216,298
Mattel, Inc.(x)*	5,100	58,089
Polaris, Inc.	300	26,403

		300,790

Multiline Retail (0.6%)
Dollar General Corp.	750	119,205
Dollar Tree, Inc.*	5,200	593,632
Kohl’s Corp.	7,791	386,901
Macy’s, Inc.	14,840	230,614
Target Corp.	22,850	2,442,893

		3,773,245

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	2,500	413,500
AutoNation, Inc.*	2,550	129,285
Best Buy Co., Inc.	8,750	603,662
CarMax, Inc.*	4,200	369,600
Dick’s Sporting Goods, Inc.	3,250	132,633
Foot Locker, Inc.	5,341	230,518
Gap, Inc. (The)	10,400	180,544
Home Depot, Inc. (The)	22,950	5,324,859
L Brands, Inc.	9,200	180,228
Penske Automotive Group, Inc.	1,650	78,012
Tiffany & Co.	5,800	537,254
Urban Outfitters, Inc.*	3,500	98,315
Williams-Sonoma, Inc.(x)	3,050	207,339

		8,485,749

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	4,000	132,640
Carter’s, Inc.	1,200	109,452
Columbia Sportswear Co.	500	48,445
Hanesbrands, Inc.	3,850	58,982
PVH Corp.	3,600	317,628
Ralph Lauren Corp.	2,500	238,675
Skechers U.S.A., Inc., Class A*	4,000	149,400
Tapestry, Inc.	13,950	363,397
Under Armour, Inc., Class A*	3,050	60,817
Under Armour, Inc., Class C*	3,150	57,110

		1,536,546

Total Consumer Discretionary		39,846,142

Consumer Staples (9.1%)
Beverages (1.1%)
Brown-Forman Corp., Class A	150	8,962
Brown-Forman Corp., Class B	550	34,529
Coca-Cola Co. (The)	58,900	3,206,516
Constellation Brands, Inc., Class A	7,650	1,585,692
Keurig Dr Pepper, Inc.(x)	9,800	267,736
Molson Coors Brewing Co., Class B	8,349	480,068
PepsiCo, Inc.	10,900	1,494,390

		7,077,893

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	1,300	209,508
Grocery Outlet Holding Corp.*	780	27,050
Kroger Co. (The)	38,300	987,374
Sprouts Farmers Market, Inc.*	2,950	57,053
US Foods Holding Corp.*	10,450	429,495
Walgreens Boots Alliance, Inc.	37,248	2,060,187
Walmart, Inc.	67,882	8,056,236

		11,826,903

Food Products (2.0%)
Archer-Daniels-Midland Co.	26,866	1,103,387
Beyond Meat, Inc.(x)*	650	96,603
Bunge Ltd.	6,611	374,315
Campbell Soup Co.	3,450	161,874
Conagra Brands, Inc.	23,181	711,193
Flowers Foods, Inc.	9,350	216,266
General Mills, Inc.	28,950	1,595,724
Hain Celestial Group, Inc. (The)*	4,350	93,416
Hershey Co. (The)	900	139,491
Hormel Foods Corp.(x)	13,350	583,796
Ingredion, Inc.	3,229	263,938
JM Smucker Co. (The)	5,269	579,695
Kellogg Co.	7,365	473,938
Kraft Heinz Co. (The)	30,100	840,844
Lamb Weston Holdings, Inc.	5,178	376,544
McCormick & Co., Inc. (Non- Voting)	2,100	328,230
Mondelez International, Inc., Class A	68,662	3,798,382
Pilgrim’s Pride Corp.*	1,650	52,874
Post Holdings, Inc.*	1,700	179,928
Seaboard Corp.	14	61,250
TreeHouse Foods, Inc.*	2,200	121,990
Tyson Foods, Inc., Class A	13,924	1,199,413

		13,353,091

Household Products (3.0%)
Clorox Co. (The)	1,154	175,258
Colgate-Palmolive Co.	40,600	2,984,506
Energizer Holdings, Inc.(x)	3,050	132,919
Kimberly-Clark Corp.	16,555	2,351,638
Procter & Gamble Co. (The)	112,489	13,991,382
Spectrum Brands Holdings, Inc.	1,958	103,216

		19,738,919

Personal Products (0.1%)
Coty, Inc., Class A	13,846	145,521
Herbalife Nutrition Ltd.*	4,150	157,119
Nu Skin Enterprises, Inc., Class A	2,600	110,578

		413,218

Tobacco (1.1%)
Altria Group, Inc.	46,250	1,891,625
Philip Morris International, Inc.	75,100	5,702,343

		7,593,968

Total Consumer Staples		60,003,992

Energy (8.2%)
Energy Equipment & Services (0.7%)
Apergy Corp.*	3,711	100,382
Baker Hughes a GE Co.	24,799	575,337
Halliburton Co.	42,000	791,700
Helmerich & Payne, Inc.	5,106	204,597
National Oilwell Varco, Inc.	18,549	393,239
Patterson-UTI Energy, Inc.	9,807	83,850
Schlumberger Ltd.	66,816	2,283,103
Transocean Ltd.*	27,900	124,713

		4,556,921

Oil, Gas & Consumable Fuels (7.5%)
Antero Midstream Corp.(x)	10,800	79,920
Antero Resources Corp.*	12,650	38,203
Apache Corp.	18,058	462,285
Cabot Oil & Gas Corp.	7,450	130,896
Centennial Resource Development, Inc., Class A*	8,750	39,506
Cheniere Energy, Inc.*	4,750	299,535
Chesapeake Energy Corp.(x)*	62,847	88,614
Chevron Corp.	92,157	10,929,820
Cimarex Energy Co.	4,800	230,112
Concho Resources, Inc.	9,570	649,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ConocoPhillips	54,670	$3,115,097
Continental Resources, Inc.*	4,150	127,778
Devon Energy Corp.	19,885	478,433
Diamondback Energy, Inc.	6,266	563,376
EOG Resources, Inc.	28,050	2,081,871
EQT Corp.	12,183	129,627
Equitrans Midstream Corp.	8,756	127,400
Exxon Mobil Corp.	204,599	14,446,735
Hess Corp.	12,918	781,281
HollyFrontier Corp.	7,600	407,664
Kinder Morgan, Inc.	94,150	1,940,431
Kosmos Energy Ltd.	17,350	108,264
Marathon Oil Corp.	39,348	482,800
Marathon Petroleum Corp.	31,682	1,924,682
Murphy Oil Corp.(x)	7,887	174,382
Noble Energy, Inc.	22,758	511,145
Occidental Petroleum Corp.	41,243	1,834,076
ONEOK, Inc.	13,550	998,500
Parsley Energy, Inc., Class A	5,500	92,400
PBF Energy, Inc., Class A	5,700	154,983
Phillips 66	21,935	2,246,144
Pioneer Natural Resources Co.	4,650	584,831
Range Resources Corp.(x)	9,937	37,959
Targa Resources Corp.	11,000	441,870
Valero Energy Corp.	20,136	1,716,393
Williams Cos., Inc. (The)	58,500	1,407,510
WPX Energy, Inc.*	20,151	213,399

		50,077,725

Total Energy		54,634,646

Financials (23.5%)
Banks (10.7%)
Associated Banc-Corp.	7,752	156,978
Bank of America Corp.	411,116	11,992,254
Bank of Hawaii Corp.	1,924	165,329
Bank OZK	5,800	158,166
BankUnited, Inc.	4,650	156,333
BB&T Corp.	36,883	1,968,446
BOK Financial Corp.	1,546	122,366
CIT Group, Inc.	4,244	192,296
Citigroup, Inc.	111,682	7,714,993
Citizens Financial Group, Inc.	22,100	781,677
Comerica, Inc.	6,955	458,960
Commerce Bancshares, Inc.	4,783	290,089
Cullen/Frost Bankers, Inc.	2,697	238,819
East West Bancorp, Inc.	6,934	307,107
Fifth Third Bancorp	35,388	968,923
First Citizens BancShares, Inc., Class A	400	188,620
First Hawaiian, Inc.	6,500	173,550
First Horizon National Corp.	14,984	242,741
First Republic Bank	6,550	633,385
FNB Corp.	15,550	179,291
Huntington Bancshares, Inc.	50,175	715,997
JPMorgan Chase & Co.	155,210	18,266,665
KeyCorp	48,383	863,153
M&T Bank Corp.	6,559	1,036,125
PacWest Bancorp	5,650	205,321
People’s United Financial, Inc.	19,060	298,003
Pinnacle Financial Partners, Inc.	3,600	204,300
PNC Financial Services Group, Inc. (The)	21,839	3,060,954
Popular, Inc.	4,582	247,795
Prosperity Bancshares, Inc.	3,200	226,016
Regions Financial Corp.	48,818	772,301
Signature Bank	1,300	154,986
Sterling Bancorp	9,900	198,594
SunTrust Banks, Inc.	21,424	1,473,971
SVB Financial Group*	2,350	491,033
Synovus Financial Corp.	6,691	239,270
TCF Financial Corp.	7,311	278,330
Texas Capital Bancshares, Inc.*	2,400	131,160
Umpqua Holdings Corp.	10,550	173,653
US Bancorp	69,850	3,865,499
Webster Financial Corp.	4,350	203,885
Wells Fargo & Co.	195,610	9,866,568
Western Alliance Bancorp	4,150	191,232
Wintrust Financial Corp.	2,700	174,501
Zions Bancorp NA	8,618	383,673

		70,813,308

Capital Markets (3.6%)
Affiliated Managers Group, Inc.	2,450	204,207
Ameriprise Financial, Inc.	5,560	817,876
Bank of New York Mellon Corp. (The)	41,099	1,858,086
BGC Partners, Inc., Class A	13,750	75,625
BlackRock, Inc.	5,714	2,546,387
Cboe Global Markets, Inc.	4,000	459,640
Charles Schwab Corp. (The)	23,100	966,273
CME Group, Inc.	17,150	3,624,481
E*TRADE Financial Corp.	9,572	418,201
Eaton Vance Corp.	5,350	240,375
Evercore, Inc., Class A	1,250	100,125
Franklin Resources, Inc.	13,500	389,610
Goldman Sachs Group, Inc. (The)	15,977	3,310,914
Interactive Brokers Group, Inc., Class A	2,519	135,472
Intercontinental Exchange, Inc.	16,235	1,498,003
Invesco Ltd.	18,931	320,691
Janus Henderson Group plc	7,850	176,311
Lazard Ltd., Class A	3,200	112,000
Legg Mason, Inc.	4,026	153,753
Morgan Stanley	58,367	2,490,520
Nasdaq, Inc.	5,574	553,777
Northern Trust Corp.	9,631	898,765
Raymond James Financial, Inc.	4,642	382,779
SEI Investments Co.	3,250	192,579
State Street Corp.	17,928	1,061,158
T. Rowe Price Group, Inc.	7,900	902,575
TD Ameritrade Holding Corp.	1,650	77,055
Virtu Financial, Inc., Class A(x)	1,250	20,450

		23,987,688

Consumer Finance (1.0%)
Ally Financial, Inc.	19,100	633,356
American Express Co.	14,650	1,732,802
Capital One Financial Corp.	22,530	2,049,779
Credit Acceptance Corp.*	100	46,131
Discover Financial Services	10,169	824,604
Navient Corp.	10,089	129,139
OneMain Holdings, Inc.	3,100	113,708
Santander Consumer USA Holdings, Inc.	5,100	130,101
SLM Corp.	20,739	183,022
Synchrony Financial	24,143	823,035

		6,665,677

Diversified Financial Services (3.1%)
AXA Equitable Holdings, Inc.‡	14,100	312,456
Berkshire Hathaway, Inc., Class B*	94,598	19,678,276
Jefferies Financial Group, Inc.	12,313	226,559
Voya Financial, Inc.	6,400	348,416

		20,565,707

Insurance (4.7%)
Aflac, Inc.	35,580	1,861,546
Alleghany Corp.*	630	502,589
Allstate Corp. (The)	16,088	1,748,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American Financial Group, Inc.	3,541	$381,897
American International Group, Inc.	42,006	2,339,734
American National Insurance Co.	382	47,265
Arch Capital Group Ltd.*	15,903	667,608
Arthur J Gallagher & Co.	6,950	622,511
Assurant, Inc.	2,961	372,553
Assured Guaranty Ltd.	4,754	211,363
Athene Holding Ltd., Class A*	4,450	187,167
Axis Capital Holdings Ltd.	3,556	237,256
Brighthouse Financial, Inc.*	5,548	224,528
Brown & Brown, Inc.	10,670	384,760
Chubb Ltd.	22,036	3,557,492
Cincinnati Financial Corp.	7,406	864,058
CNA Financial Corp.	1,310	64,517
Erie Indemnity Co., Class A	400	74,260
Everest Re Group Ltd.	1,362	362,415
Fidelity National Financial, Inc.	12,688	563,474
First American Financial Corp.	5,250	309,803
Globe Life, Inc.	5,212	499,101
Hanover Insurance Group, Inc. (The)	1,959	265,523
Hartford Financial Services Group, Inc. (The)	17,399	1,054,553
Kemper Corp.	2,400	187,080
Lincoln National Corp.	9,714	585,948
Loews Corp.	12,685	653,024
Markel Corp.*	639	755,234
Marsh & McLennan Cos., Inc.	3,000	300,150
Mercury General Corp.	1,324	73,985
MetLife, Inc.	38,780	1,828,865
Old Republic International Corp.	13,534	318,996
Primerica, Inc.	550	69,977
Principal Financial Group, Inc.	13,284	759,048
Progressive Corp. (The)	18,900	1,460,025
Prudential Financial, Inc.	19,611	1,764,009
Reinsurance Group of America, Inc.	3,003	480,120
RenaissanceRe Holdings Ltd.	1,301	251,678
Travelers Cos., Inc. (The)	10,575	1,572,397
Unum Group	10,139	301,331
White Mountains Insurance Group Ltd.	185	199,800
Willis Towers Watson plc	6,300	1,215,711
WR Berkley Corp.	6,896	498,098

		30,679,893

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	25,850	415,927
Annaly Capital Management, Inc. (REIT)	70,195	617,716
Chimera Investment Corp. (REIT)	8,908	174,240
MFA Financial, Inc. (REIT)	21,550	158,608
New Residential Investment Corp. (REIT)	20,000	313,600
Starwood Property Trust, Inc. (REIT)	13,050	316,071
Two Harbors Investment Corp. (REIT)	13,000	170,690

		2,166,852

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	17,000	213,860
New York Community Bancorp, Inc.	21,845	274,155
TFS Financial Corp.(x)	2,293	41,320

		529,335

Total Financials		155,408,460

Health Care (12.3%)
Biotechnology (1.1%)
Agios Pharmaceuticals, Inc.*	2,200	71,280
Alexion Pharmaceuticals, Inc.*	2,550	249,747
Alkermes plc*	7,450	145,350
Alnylam Pharmaceuticals, Inc.*	800	64,336
Amgen, Inc.	2,350	454,748
Biogen, Inc.*	6,150	1,431,843
Bluebird Bio, Inc.(x)*	2,650	243,323
Exelixis, Inc.*	8,450	149,438
Gilead Sciences, Inc.	52,700	3,340,126
Moderna, Inc.(x)*	79	1,258
Regeneron Pharmaceuticals, Inc.*	3,150	873,810
United Therapeutics Corp.*	2,050	163,488

		7,188,747

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	47,226	3,951,399
Baxter International, Inc.	12,323	1,077,893
Becton Dickinson and Co.	11,900	3,010,224
Cantel Medical Corp.	750	56,100
Cooper Cos., Inc. (The)	2,026	601,722
Danaher Corp.	29,150	4,210,134
Dentsply Sirona, Inc.	10,700	570,417
Hill-Rom Holdings, Inc.	1,555	163,633
Hologic, Inc.*	2,500	126,225
ICU Medical, Inc.*	650	103,740
Integra LifeSciences Holdings Corp.*	3,400	204,238
Medtronic plc	64,853	7,044,333
STERIS plc	3,800	549,062
West Pharmaceutical Services, Inc.	850	120,547
Zimmer Biomet Holdings, Inc.	9,959	1,367,072

		23,156,739

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.(x)*	4,150	128,982
Anthem, Inc.	8,876	2,131,128
Cardinal Health, Inc.	14,328	676,138
Centene Corp.*	3,228	139,643
Cigna Corp.	12,463	1,891,759
Covetrus, Inc.(x)*	4,620	54,932
CVS Health Corp.	62,732	3,956,507
DaVita, Inc.*	6,100	348,127
Encompass Health Corp.	2,300	145,544
HCA Healthcare, Inc.	5,300	638,226
Henry Schein, Inc.*	6,250	396,875
Humana, Inc.	3,732	954,160
Laboratory Corp. of America Holdings*	4,430	744,240
McKesson Corp.	8,300	1,134,278
MEDNAX, Inc.*	4,000	90,480
Molina Healthcare, Inc.*	650	71,318
Premier, Inc., Class A*	2,450	70,854
Quest Diagnostics, Inc.	6,460	691,414
Universal Health Services, Inc., Class B	3,900	580,125
WellCare Health Plans, Inc.*	250	64,793

		14,909,523

Health Care Technology (0.0%)
Change Healthcare, Inc.*	1,149	13,880

Life Sciences Tools & Services (0.7%)
Adaptive Biotechnologies Corp.*	233	7,200
Agilent Technologies, Inc.	13,900	1,065,157
Avantor, Inc.*	3,308	48,628
Bio-Rad Laboratories, Inc., Class A*	1,060	352,704
IQVIA Holdings, Inc.*	4,950	739,431
PerkinElmer, Inc.	4,115	350,474
QIAGEN NV*	10,611	349,845
Thermo Fisher Scientific, Inc.	6,145	1,789,854

		4,703,293

Pharmaceuticals (4.7%)
Allergan plc	15,900	2,675,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	46,600	$2,363,086
Catalent, Inc.*	6,950	331,237
Elanco Animal Health, Inc.*	18,007	478,806
Horizon Therapeutics plc*	7,800	212,394
Jazz Pharmaceuticals plc*	300	38,442
Johnson & Johnson	109,002	14,102,679
Merck & Co., Inc.	6,472	544,813
Mylan NV*	24,800	490,544
Nektar Therapeutics*	6,800	123,862
Perrigo Co. plc	6,050	338,134
Pfizer, Inc.	268,800	9,657,984

		31,357,792

Total Health Care		81,329,974

Industrials (9.3%)
Aerospace & Defense (1.8%)
Arconic, Inc.	19,143	497,718
BWX Technologies, Inc.	1,150	65,791
Curtiss-Wright Corp.	2,050	265,208
General Dynamics Corp.	11,553	2,111,080
Hexcel Corp.	250	20,532
Huntington Ingalls Industries, Inc.	400	84,716
L3Harris Technologies, Inc.	5,344	1,114,972
Raytheon Co.	5,150	1,010,379
Spirit AeroSystems Holdings, Inc., Class A	500	41,120
Teledyne Technologies, Inc.*	1,750	563,483
Textron, Inc.	11,189	547,813
TransDigm Group, Inc.	450	234,302
United Technologies Corp.	39,201	5,351,721

		11,908,835

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,500	127,170
Expeditors International of Washington, Inc.	2,350	174,581
FedEx Corp.	11,700	1,703,169
XPO Logistics, Inc.(x)*	1,850	132,405

		2,137,325

Airlines (0.6%)
Alaska Air Group, Inc.	3,150	204,466
American Airlines Group, Inc.	17,200	463,884
Copa Holdings SA, Class A	1,500	148,125
Delta Air Lines, Inc.	22,500	1,296,000
JetBlue Airways Corp.*	13,150	220,262
Southwest Airlines Co.	9,500	513,095
United Airlines Holdings, Inc.*	9,050	800,111

		3,645,943

Building Products (0.5%)
Allegion plc	1,100	114,015
AO Smith Corp.	5,550	264,791
Fortune Brands Home & Security, Inc.	4,550	248,885
Johnson Controls International plc	38,832	1,704,336
Lennox International, Inc.	150	36,445
Masco Corp.	14,050	585,604
Owens Corning	5,168	326,618
Resideo Technologies, Inc.*	5,866	84,177

		3,364,871

Commercial Services & Supplies (0.3%)
ADT, Inc.(x)	5,400	33,858
Clean Harbors, Inc.*	2,450	189,140
IAA, Inc.*	500	20,865
KAR Auction Services, Inc.	500	12,275
Republic Services, Inc.	9,682	837,977
Stericycle, Inc.*	4,250	216,453
Waste Management, Inc.	4,449	511,635

		1,822,203

Construction & Engineering (0.2%)
AECOM*	7,444	279,597
Fluor Corp.	6,700	128,171
Jacobs Engineering Group, Inc.	6,328	579,012
Quanta Services, Inc.	5,214	197,089
Valmont Industries, Inc.	1,050	145,362

		1,329,231

Electrical Equipment (0.7%)
Acuity Brands, Inc.	1,400	188,706
AMETEK, Inc.	2,250	206,595
Eaton Corp. plc	20,424	1,698,256
Emerson Electric Co.	27,000	1,805,220
GrafTech International Ltd.(x)	2,900	37,120
Hubbell, Inc.	1,190	156,366
nVent Electric plc	7,486	164,991
Regal Beloit Corp.	2,052	149,488
Sensata Technologies Holding plc*	4,400	220,264

		4,627,006

Industrial Conglomerates (1.4%)
3M Co.	6,350	1,043,940
Carlisle Cos., Inc.	379	55,159
General Electric Co.	418,018	3,737,081
Honeywell International, Inc.	18,050	3,054,060
Roper Technologies, Inc.	4,200	1,497,720

		9,387,960

Machinery (2.2%)
AGCO Corp.	3,071	232,475
Caterpillar, Inc.	24,750	3,126,173
Colfax Corp.(x)*	4,450	129,317
Crane Co.	2,391	192,786
Cummins, Inc.	7,400	1,203,758
Deere & Co.	13,750	2,319,350
Dover Corp.	3,923	390,574
Flowserve Corp.	4,900	228,879
Fortive Corp.	11,022	755,668
Gardner Denver Holdings, Inc.*	6,250	176,813
Gates Industrial Corp. plc(x)*	2,200	22,154
IDEX Corp.	1,810	296,623
Ingersoll-Rand plc	681	83,906
ITT, Inc.	4,200	256,998
Lincoln Electric Holdings, Inc.	150	13,014
Nordson Corp.	250	36,565
Oshkosh Corp.	3,350	253,930
PACCAR, Inc.	16,400	1,148,164
Parker-Hannifin Corp.	6,166	1,113,641
Pentair plc	8,186	309,431
Snap-on, Inc.	2,650	414,831
Stanley Black & Decker, Inc.	7,318	1,056,792
Timken Co. (The)	3,216	139,928
Trinity Industries, Inc.	5,106	100,486
WABCO Holdings, Inc.*	400	53,500
Wabtec Corp.	6,204	445,819
Woodward, Inc.	500	53,915

		14,555,490

Marine (0.0%)
Kirby Corp.*	2,850	234,156

Professional Services (0.2%)
Equifax, Inc.	900	126,603
IHS Markit Ltd.*	7,050	471,504
ManpowerGroup, Inc.	2,867	241,516
Nielsen Holdings plc	14,930	317,263

		1,156,886

Road & Rail (0.9%)
AMERCO	450	175,518
CSX Corp.	23,850	1,652,089
Genesee & Wyoming, Inc., Class A*	2,200	243,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
JB Hunt Transport Services, Inc.	2,900	$320,885
Kansas City Southern	4,850	645,099
Knight-Swift Transportation Holdings, Inc.(x)	6,000	217,800
Landstar System, Inc.	200	22,516
Lyft, Inc., Class A*	1,400	57,176
Norfolk Southern Corp.	11,201	2,012,372
Old Dominion Freight Line, Inc.	1,850	314,445
Ryder System, Inc.	2,459	127,302
Schneider National, Inc., Class B	2,650	57,558
Uber Technologies, Inc.(x)*	7,700	234,619

		6,080,501

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,600	192,372
Fastenal Co.	2,600	84,942
HD Supply Holdings, Inc.*	8,200	321,235
MSC Industrial Direct Co., Inc., Class A	2,100	152,313
United Rentals, Inc.*	1,100	137,104
Univar Solutions, Inc.*	7,550	156,738
Watsco, Inc.	1,550	262,229
WESCO International, Inc.*	2,142	102,323

		1,409,256

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,500	138,145

Total Industrials		61,797,808

Information Technology (6.0%)
Communications Equipment (0.2%)
Ciena Corp.*	7,400	290,302
CommScope Holding Co., Inc.*	9,150	107,604
EchoStar Corp., Class A*	2,259	89,502
F5 Networks, Inc.*	200	28,084
Juniper Networks, Inc.	16,400	405,900
Motorola Solutions, Inc.	2,100	357,861
ViaSat, Inc.*	2,650	199,598

		1,478,851

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,045	301,676
Avnet, Inc.	5,058	225,005
Coherent, Inc.*	1,150	176,778
Corning, Inc.	25,417	724,893
Dolby Laboratories, Inc., Class A	2,600	168,064
FLIR Systems, Inc.	5,900	310,281
IPG Photonics Corp.*	1,600	216,960
Jabil, Inc.	5,618	200,956
Littelfuse, Inc.	1,150	203,906
National Instruments Corp.	5,900	247,741
SYNNEX Corp.	2,000	225,800
Trimble, Inc.*	10,000	388,100

		3,390,160

IT Services (1.3%)
Akamai Technologies, Inc.*	650	59,397
Alliance Data Systems Corp.	1,900	243,447
Amdocs Ltd.	6,571	434,409
CACI International, Inc., Class A*	1,200	277,512
Cognizant Technology Solutions Corp., Class A	25,250	1,521,691
CoreLogic, Inc.*	3,635	168,191
DXC Technology Co.	12,900	380,550
Fidelity National Information Services, Inc.	11,413	1,515,190
International Business Machines Corp.	17,000	2,472,140
Jack Henry & Associates, Inc.	450	65,686
Leidos Holdings, Inc.	6,550	562,514
Sabre Corp.	10,900	244,106
VeriSign, Inc.*	1,600	301,808
Western Union Co. (The)	16,150	374,196

		8,620,837

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	15,400	1,720,642
Applied Materials, Inc.	21,250	1,060,375
Cree, Inc.*	4,650	227,850
Cypress Semiconductor Corp.	17,500	408,450
First Solar, Inc.*	3,950	229,139
Intel Corp.	216,511	11,156,812
Lam Research Corp.	900	207,999
Marvell Technology Group Ltd.	31,600	789,052
Maxim Integrated Products, Inc.	8,150	471,966
Microchip Technology, Inc.(x)	8,050	747,926
Micron Technology, Inc.*	53,379	2,287,290
MKS Instruments, Inc.	2,600	239,928
ON Semiconductor Corp.*	19,600	376,516
Qorvo, Inc.*	5,900	437,426
Skyworks Solutions, Inc.	7,900	626,075

		20,987,446

Software (0.3%)
2U, Inc.*	1,650	26,862
Autodesk, Inc.*	2,450	361,865
Ceridian HCM Holding, Inc.*	650	32,091
Citrix Systems, Inc.	650	62,738
Dynatrace, Inc.*	327	6,105
LogMeIn, Inc.	2,350	166,756
Medallia, Inc.(x)*	140	3,840
Nuance Communications, Inc.*	13,950	227,525
SolarWinds Corp.*	1,534	28,302
SS&C Technologies Holdings, Inc.	1,000	51,570
Symantec Corp.	28,800	680,544

		1,648,198

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,997	103,564
Hewlett Packard Enterprise Co.	66,200	1,004,254
HP, Inc.	70,550	1,334,806
Western Digital Corp.	14,169	845,039
Xerox Holdings Corp.	8,925	266,947

		3,554,610

Total Information Technology		39,680,102

Materials (4.3%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	9,200	2,041,112
Albemarle Corp.(x)	5,025	349,338
Ashland Global Holdings, Inc.	2,967	228,607
Axalta Coating Systems Ltd.*	6,850	206,528
Cabot Corp.	2,735	123,950
Celanese Corp.	6,100	745,969
CF Industries Holdings, Inc.	9,550	469,860
Chemours Co. (The)	7,850	117,279
Corteva, Inc.	36,170	1,012,760
Dow, Inc.	36,170	1,723,500
DuPont de Nemours, Inc.	36,219	2,582,777
Eastman Chemical Co.	6,650	490,969
Element Solutions, Inc.*	6,700	68,206
FMC Corp.	6,300	552,384
Huntsman Corp.	10,701	248,905
International Flavors & Fragrances, Inc.(x)	5,150	631,853
Linde plc	26,250	5,085,150
LyondellBasell Industries NV, Class A	14,150	1,266,001
Mosaic Co. (The)	16,900	346,450
NewMarket Corp.	22	10,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Olin Corp.	7,900	$147,888
PPG Industries, Inc.	7,750	918,453
RPM International, Inc.	5,150	354,372
Valvoline, Inc.	9,030	198,931
Westlake Chemical Corp.	1,686	110,467

		20,032,095

Construction Materials (0.1%)
Eagle Materials, Inc.	350	31,503
Martin Marietta Materials, Inc.	2,100	575,610
Vulcan Materials Co.	532	80,460

		687,573

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,799	213,092
Ardagh Group SA	850	13,328
Avery Dennison Corp.	250	28,392
Berry Global Group, Inc.*	3,900	153,153
Crown Holdings, Inc.*	2,650	175,059
Graphic Packaging Holding Co.	14,100	207,975
International Paper Co.	19,175	801,898
Owens-Illinois, Inc.	7,400	75,998
Packaging Corp. of America	4,500	477,450
Sealed Air Corp.	6,900	286,419
Silgan Holdings, Inc.	3,700	111,130
Sonoco Products Co.	4,782	278,360
Westrock Co.	12,239	446,112

		3,268,366

Metals & Mining (0.6%)
Alcoa Corp.*	8,931	179,245
Freeport-McMoRan, Inc.	69,900	668,943
Newmont Goldcorp Corp.	39,416	1,494,655
Nucor Corp.	14,670	746,850
Reliance Steel & Aluminum Co.	3,109	309,843
Royal Gold, Inc.	2,150	264,901
Southern Copper Corp.	1,050	35,836
Steel Dynamics, Inc.	10,201	303,990
United States Steel Corp.(x)	8,224	94,987

		4,099,250

Paper & Forest Products (0.0%)
Domtar Corp.	2,996	107,287

Total Materials		28,194,571

Real Estate (5.4%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Alexandria Real Estate Equities, Inc. (REIT)	5,392	830,584
American Campus Communities, Inc. (REIT)	6,550	314,924
American Homes 4 Rent LP (REIT), Class A	7,050	182,524
Apartment Investment & Management Co. (REIT), Class A	7,067	368,473
Apple Hospitality REIT, Inc. (REIT)	10,050	166,629
AvalonBay Communities, Inc. (REIT)	6,707	1,444,218
Boston Properties, Inc. (REIT)	7,529	976,210
Brandywine Realty Trust (REIT)	8,353	126,548
Brixmor Property Group, Inc. (REIT)	14,250	289,132
Camden Property Trust (REIT)	4,488	498,213
Colony Capital, Inc. (REIT)	21,693	130,592
Columbia Property Trust, Inc. (REIT)	5,550	117,382
CoreSite Realty Corp. (REIT)	400	48,740
Corporate Office Properties Trust (REIT)	5,367	159,829
Cousins Properties, Inc. (REIT)	7,000	263,130
CubeSmart LP (REIT)	9,000	314,100
CyrusOne, Inc. (REIT)	5,350	423,185
Digital Realty Trust, Inc. (REIT)	10,000	1,298,100
Douglas Emmett, Inc. (REIT)	7,699	329,748
Duke Realty Corp. (REIT)	17,252	586,050
Empire State Realty Trust, Inc. (REIT), Class A	7,000	99,890
EPR Properties (REIT)	3,600	276,696
Equity Commonwealth (REIT)	5,767	197,520
Equity Residential (REIT)	17,609	1,518,952
Essex Property Trust, Inc. (REIT)	3,180	1,038,747
Extra Space Storage, Inc. (REIT)	1,150	134,343
Federal Realty Investment Trust (REIT)	3,600	490,104
Gaming and Leisure Properties, Inc. (REIT)	9,700	370,928
HCP, Inc. (REIT)	22,991	819,169
Healthcare Trust of America, Inc. (REIT), Class A	9,750	286,455
Highwoods Properties, Inc. (REIT)	4,900	220,206
Host Hotels & Resorts, Inc. (REIT)	35,390	611,893
Hudson Pacific Properties, Inc. (REIT)	7,300	244,258
Invitation Homes, Inc. (REIT)	20,300	601,083
Iron Mountain, Inc. (REIT)	12,150	393,538
JBG SMITH Properties (REIT)	5,828	228,516
Kilroy Realty Corp. (REIT)	4,750	369,977
Kimco Realty Corp. (REIT)	19,383	404,717
Liberty Property Trust (REIT)	7,072	363,006
Life Storage, Inc. (REIT)	2,250	237,172
Macerich Co. (The) (REIT)(x)	6,770	213,864
Medical Properties Trust, Inc. (REIT)	21,000	410,760
Mid-America Apartment Communities, Inc. (REIT)	5,459	709,725
National Retail Properties, Inc. (REIT)	7,850	442,740
Omega Healthcare Investors, Inc. (REIT)	10,250	428,348
Outfront Media, Inc. (REIT)	5,731	159,207
Paramount Group, Inc. (REIT)	9,650	128,828
Park Hotels & Resorts, Inc. (REIT)	9,657	241,135
Prologis, Inc. (REIT)	30,326	2,584,382
Public Storage (REIT)	1,750	429,223
Rayonier, Inc. (REIT)	6,200	174,840
Realty Income Corp. (REIT)	15,226	1,167,530
Regency Centers Corp. (REIT)	7,975	554,183
Retail Properties of America, Inc. (REIT), Class A	10,200	125,664
Service Properties Trust (REIT)	7,791	200,930
Simon Property Group, Inc. (REIT)	1,700	264,605
SITE Centers Corp. (REIT)	6,706	101,328
SL Green Realty Corp. (REIT)	4,020	328,635
Spirit Realty Capital, Inc. (REIT)	4,130	197,662
STORE Capital Corp. (REIT)	9,950	372,230
Sun Communities, Inc. (REIT)	3,100	460,195
Taubman Centers, Inc. (REIT)	2,800	114,324
UDR, Inc. (REIT)	12,712	616,278
Ventas, Inc. (REIT)	17,236	1,258,745
VEREIT, Inc. (REIT)	46,900	458,682
VICI Properties, Inc. (REIT)(x)	21,450	485,843
Vornado Realty Trust (REIT)	8,306	528,843
Weingarten Realty Investors (REIT)	5,802	169,012
Welltower, Inc. (REIT)	19,520	1,769,488
Weyerhaeuser Co. (REIT)	35,921	995,012
WP Carey, Inc. (REIT)	8,211	734,885

		34,602,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	10,150	$538,052
Howard Hughes Corp. (The)*	1,347	174,571
Jones Lang LaSalle, Inc.	2,200	305,932

		1,018,555

Total Real Estate		35,621,162

Utilities (6.9%)
Electric Utilities (4.1%)
Alliant Energy Corp.	11,386	614,047
American Electric Power Co., Inc.	23,904	2,239,566
Avangrid, Inc.	2,700	141,075
Duke Energy Corp.	35,193	3,373,601
Edison International	16,726	1,261,475
Entergy Corp.	9,219	1,081,942
Evergy, Inc.	11,718	779,950
Eversource Energy	15,367	1,313,418
Exelon Corp.	46,803	2,261,053
FirstEnergy Corp.	25,563	1,232,904
Hawaiian Electric Industries, Inc.	5,204	237,354
IDACORP, Inc.	2,400	270,408
NextEra Energy, Inc.	23,184	5,401,640
OGE Energy Corp.	9,584	434,922
PG&E Corp.*	25,559	255,590
Pinnacle West Capital Corp.	5,401	524,275
PPL Corp.	34,874	1,098,182
Southern Co. (The)	50,296	3,106,784
Xcel Energy, Inc.	24,869	1,613,749

		27,241,935

Gas Utilities (0.2%)
Atmos Energy Corp.	5,577	635,165
National Fuel Gas Co.(x)	3,894	182,706
UGI Corp.	8,337	419,101

		1,236,972

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	31,986	522,651
NRG Energy, Inc.	12,794	506,643
Vistra Energy Corp.	20,000	534,600

		1,563,894

Multi-Utilities (2.1%)
Ameren Corp.	11,775	942,589
CenterPoint Energy, Inc.	24,232	731,322
CMS Energy Corp.	13,620	870,999
Consolidated Edison, Inc.	15,877	1,499,900
Dominion Energy, Inc.	38,699	3,136,167
DTE Energy Co.	8,801	1,170,181
MDU Resources Group, Inc.	9,446	266,283
NiSource, Inc.	17,922	536,226
Public Service Enterprise Group, Inc.	24,358	1,512,145
Sempra Energy	13,309	1,964,541
WEC Energy Group, Inc.	15,286	1,453,698

		14,084,051

Water Utilities (0.2%)
American Water Works Co., Inc.	8,783	1,091,112
Aqua America, Inc.	10,371	464,932

		1,556,044

Total Utilities		45,682,896

Total Common Stocks (99.1%) (Cost $494,841,380)		655,744,687

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $ 200,014, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $204,001.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $ 100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 1,187,600, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,211,273.(xx)	1,187,523	1,187,523

Total Repurchase Agreements		1,687,523

Total Short-Term Investments (0.3%) (Cost $1,687,523)		1,687,523

Total Investments in Securities (99.4%) (Cost $496,528,903)		657,432,210
Other Assets Less Liabilities (0.6%)		3,661,797

Net Assets (100%)		$661,094,007

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $4,796,937. This was collateralized by $3,227,643 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/8/19 – 11/15/48 and by cash of $1,687,523 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	14,100	157,985	96,928	—	—	57,543	312,456	5,088	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	23	12/2019	USD	3,425,275	(38,023)
S&P Midcap 400 E-Mini Index	6	12/2019	USD	1,162,800	(15,204)

					(53,227)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$53,544,934	$—	$—	$53,544,934
Consumer Discretionary	39,846,142	—	—	39,846,142
Consumer Staples	60,003,992	—	—	60,003,992
Energy	54,634,646	—	—	54,634,646
Financials	155,408,460	—	—	155,408,460
Health Care	81,329,974	—	—	81,329,974
Industrials	61,797,808	—	—	61,797,808
Information Technology	39,680,102	—	—	39,680,102
Materials	28,194,571	—	—	28,194,571
Real Estate	35,621,162	—	—	35,621,162
Utilities	45,682,896	—	—	45,682,896
Short-Term Investments
Repurchase Agreements	—	1,687,523	—	1,687,523

Total Assets	$655,744,687	$1,687,523	$—	$657,432,210

Liabilities:
Futures	$(53,227)	$—	$—	$(53,227)

Total Liabilities	$(53,227)	$—	$—	$(53,227)

Total	$655,691,460	$1,687,523	$—	$657,378,983

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,184,096
Aggregate gross unrealized depreciation	(46,250,252)

Net unrealized appreciation	$158,933,844

Federal income tax cost of investments in securities and derivative instruments, if applicable	$498,445,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,433,455	$54,241,937
CenturyLink, Inc.	197,338	2,462,778
GCI Liberty, Inc., Class A*	17,750	1,101,743
Verizon Communications, Inc.	1,156,433	69,802,296

		127,608,754

Entertainment (1.3%)
Activision Blizzard, Inc.	130,000	6,879,600
Cinemark Holdings, Inc.	19,350	747,684
Electronic Arts, Inc.*	5,200	508,664
Liberty Media Corp.-Liberty Formula One, Class A*	4,500	178,155
Liberty Media Corp.-Liberty Formula One, Class C*	35,750	1,486,842
Lions Gate Entertainment Corp., Class A(x)*	9,050	83,712
Lions Gate Entertainment Corp., Class B*	18,450	161,253
Madison Square Garden Co. (The), Class A*	3,050	803,736
Take-Two Interactive Software, Inc.*	10,950	1,372,473
Viacom, Inc., Class A(x)	1,800	47,268
Viacom, Inc., Class B	149,888	3,601,809
Walt Disney Co. (The)	316,902	41,298,669
Zynga, Inc., Class A*	120,089	698,918

		57,868,783

Interactive Media & Services (0.4%)
Alphabet, Inc., Class C*	5,238	6,385,122
Facebook, Inc., Class A*	28,003	4,986,774
IAC/InterActiveCorp*	5,650	1,231,531
TripAdvisor, Inc.*	33,023	1,277,330
Zillow Group, Inc., Class A*	10,200	301,359
Zillow Group, Inc., Class C(x)*	22,350	666,477

		14,848,593

Media (2.1%)
Altice USA, Inc., Class A*	35,896	1,029,497
CBS Corp. (Non-Voting), Class B	5,900	238,183
Charter Communications, Inc., Class A*	19,713	8,124,122
Comcast Corp., Class A	1,249,852	56,343,328
Discovery, Inc., Class A(x)*	28,250	752,297
Discovery, Inc., Class C*	63,237	1,556,895
DISH Network Corp., Class A*	116,984	3,985,645
Fox Corp., Class A	57,389	1,809,762
Fox Corp., Class B	26,649	840,510
Interpublic Group of Cos., Inc. (The)	234,622	5,058,450
John Wiley & Sons, Inc., Class A	7,962	349,850
Liberty Broadband Corp., Class A*	4,464	466,577
Liberty Broadband Corp., Class C*	19,128	2,002,128
Liberty Media Corp.-Liberty SiriusXM, Class A*	15,256	634,192
Liberty Media Corp.-Liberty SiriusXM, Class C*	28,212	1,183,775
New York Times Co. (The), Class A	23,800	677,824
News Corp., Class A	69,632	969,278
News Corp., Class B	21,950	313,775
Nexstar Media Group, Inc., Class A	1,850	189,274
Omnicom Group, Inc.	35,106	2,748,800
Sinclair Broadcast Group, Inc., Class A	16,826	719,143

		89,993,305

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	102,631	633,233
Telephone & Data Systems, Inc.	190,886	4,924,859
T-Mobile US, Inc.*	27,120	2,136,242
United States Cellular Corp.*	2,753	103,458

		7,797,792

Total Communication Services		298,117,227

Consumer Discretionary (5.3%)
Auto Components (0.5%)
Aptiv plc	87,908	7,684,917
BorgWarner, Inc.	37,350	1,369,998
Gentex Corp.	46,352	1,276,302
Goodyear Tire & Rubber Co. (The)	42,100	606,451
Lear Corp.	36,331	4,283,425
Magna International, Inc.	122,785	6,548,124

		21,769,217

Automobiles (0.5%)
Ford Motor Co.	709,420	6,498,287
General Motors Co.	340,556	12,764,039
Harley-Davidson, Inc.	41,932	1,508,294
Thor Industries, Inc.	9,550	540,912

		21,311,532

Distributors (0.1%)
Genuine Parts Co.	25,462	2,535,761
LKQ Corp.*	48,600	1,528,470

		4,064,231

Diversified Consumer Services (0.1%)
frontdoor, Inc.*	15,350	745,549
Graham Holdings Co., Class B	776	514,837
Grand Canyon Education, Inc.*	7,800	765,960
H&R Block, Inc.	31,250	738,125
Service Corp. International	20,550	982,496
ServiceMaster Global Holdings, Inc.*	20,750	1,159,925

		4,906,892

Hotels, Restaurants & Leisure (1.2%)
Aramark	44,330	1,931,901
Caesars Entertainment Corp.*	103,100	1,202,146
Carnival Corp.	72,162	3,154,201
Choice Hotels International, Inc.	3,450	306,912
Dunkin’ Brands Group, Inc.	1,000	79,360
Extended Stay America, Inc.	33,950	497,028
Hilton Grand Vacations, Inc.*	14,100	451,200
Hyatt Hotels Corp., Class A	6,842	504,050
International Game Technology plc(x)	17,750	252,228
Las Vegas Sands Corp.	32,150	1,856,984
McDonald’s Corp.	116,900	25,099,599
MGM Resorts International	86,312	2,392,569
Norwegian Cruise Line Holdings Ltd.*	30,982	1,603,938
Papa John’s International, Inc.(x)	8,000	418,800
Royal Caribbean Cruises Ltd.	31,086	3,367,546
Six Flags Entertainment Corp.	13,050	662,809
Starbucks Corp.	47,056	4,160,692
Vail Resorts, Inc.	800	182,048
Wyndham Destinations, Inc.	16,700	768,534
Wyndham Hotels & Resorts, Inc.	12,150	628,641
Wynn Resorts Ltd.	3,050	331,596
Yum China Holdings, Inc.	12,650	574,690
Yum! Brands, Inc.	11,603	1,316,128

		51,743,600

Household Durables (0.6%)
DR Horton, Inc.	61,615	3,247,727
Garmin Ltd.	26,262	2,224,129
Leggett & Platt, Inc.	23,700	970,278
Lennar Corp., Class A	29,858	1,667,569
Lennar Corp., Class B	1,662	73,743
Mohawk Industries, Inc.*	10,787	1,338,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Newell Brands, Inc.	68,750	$1,287,000
PulteGroup, Inc.	123,762	4,523,501
Sony Corp. (ADR)	140,231	8,291,859
Toll Brothers, Inc.	24,360	999,978
Whirlpool Corp.	11,222	1,777,116

		26,401,243

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	4,814	8,356,671
eBay, Inc.	71,986	2,806,014
Expedia Group, Inc.	21,526	2,893,310
Qurate Retail, Inc., Class A*	71,411	736,604

		14,792,599

Leisure Products (0.0%)
Brunswick Corp.	15,650	815,678
Mattel, Inc.(x)*	19,300	219,827
Polaris, Inc.	1,100	96,811

		1,132,316

Multiline Retail (0.6%)
Dollar General Corp.	2,850	452,979
Dollar Tree, Inc.*	75,891	8,663,717
Kohl’s Corp.	119,575	5,938,095
Macy’s, Inc.	55,936	869,245
Target Corp.	111,295	11,898,548

		27,822,584

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	9,450	1,563,030
AutoNation, Inc.*	9,700	491,790
AutoZone, Inc.*	2,809	3,046,698
Best Buy Co., Inc.	33,011	2,277,429
CarMax, Inc.*	15,850	1,394,800
Dick’s Sporting Goods, Inc.	12,300	501,963
Foot Locker, Inc.	20,205	872,048
Gap, Inc. (The)	104,692	1,817,453
Home Depot, Inc. (The)	86,050	19,965,321
L Brands, Inc.	34,800	681,732
Lowe’s Cos., Inc.	32,386	3,561,164
Michaels Cos., Inc. (The)(x)*	44,941	439,972
O’Reilly Automotive, Inc.*	3,712	1,479,269
Penske Automotive Group, Inc.	6,300	297,864
Ross Stores, Inc.	7,232	794,435
Signet Jewelers Ltd.(x)	52,555	880,822
Tiffany & Co.	21,900	2,028,597
TJX Cos., Inc. (The)	39,935	2,225,977
Urban Outfitters, Inc.*	13,200	370,788
Williams-Sonoma, Inc.(x)	11,550	785,169

		45,476,321

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	38,154	1,265,187
Carter’s, Inc.	4,450	405,884
Columbia Sportswear Co.	1,900	184,091
Hanesbrands, Inc.	208,000	3,186,560
PVH Corp.	13,482	1,189,517
Ralph Lauren Corp.	9,450	902,191
Skechers U.S.A., Inc., Class A*	39,973	1,492,992
Tapestry, Inc.	52,600	1,370,230
Under Armour, Inc., Class A*	11,600	231,304
Under Armour, Inc., Class C*	12,000	217,560

		10,445,516

Total Consumer Discretionary		229,866,051

Consumer Staples (7.7%)
Beverages (1.3%)
Brown-Forman Corp., Class A	600	35,850
Brown-Forman Corp., Class B	2,050	128,699
Coca-Cola Co. (The)	221,250	12,044,850
Constellation Brands, Inc., Class A	28,750	5,959,300
Diageo plc	137,127	5,619,588
Keurig Dr Pepper, Inc.(x)	36,950	1,009,474
Molson Coors Brewing Co., Class B	179,652	10,329,990
PepsiCo, Inc.	140,204	19,221,968

		54,349,719

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	4,950	797,742
Grocery Outlet Holding Corp.*	3,333	115,588
Kroger Co. (The)	262,083	6,756,500
Sprouts Farmers Market, Inc.*	11,200	216,608
US Foods Holding Corp.*	77,735	3,194,909
Walgreens Boots Alliance, Inc.	239,752	13,260,683
Walmart, Inc.	293,898	34,879,815

		59,221,845

Food Products (1.9%)
Archer-Daniels-Midland Co.	157,326	6,461,379
Beyond Meat, Inc.(x)*	1,750	260,085
Bunge Ltd.	24,914	1,410,631
Campbell Soup Co.	70,485	3,307,156
Conagra Brands, Inc.	238,670	7,322,396
Danone SA	24,993	2,201,627
Flowers Foods, Inc.	35,250	815,332
General Mills, Inc.	120,383	6,635,511
Hain Celestial Group, Inc. (The)*	16,450	353,264
Hershey Co. (The)	3,350	519,216
Hormel Foods Corp.(x)	50,350	2,201,805
Ingredion, Inc.	12,106	989,544
JM Smucker Co. (The)	51,757	5,694,305
Kellogg Co.	169,296	10,894,198
Kraft Heinz Co. (The)	113,150	3,160,845
Lamb Weston Holdings, Inc.	19,606	1,425,748
McCormick & Co., Inc. (Non-Voting)	7,850	1,226,955
Mondelez International, Inc., Class A	257,952	14,269,905
Nestle SA (Registered)	72,837	7,902,200
Pilgrim’s Pride Corp.*	6,200	198,679
Post Holdings, Inc.*	6,500	687,960
Seaboard Corp.	50	218,750
TreeHouse Foods, Inc.*	8,350	463,008
Tyson Foods, Inc., Class A	52,156	4,492,718

		83,113,217

Household Products (1.9%)
Clorox Co. (The)	4,277	649,548
Colgate-Palmolive Co.	165,177	12,142,161
Energizer Holdings, Inc.(x)	11,500	501,170
Kimberly-Clark Corp.	73,460	10,434,993
Procter & Gamble Co. (The)#	459,018	57,092,659
Reckitt Benckiser Group plc	24,696	1,926,353
Spectrum Brands Holdings, Inc.	7,514	396,132

		83,143,016

Personal Products (0.1%)
Coty, Inc., Class A	199,383	2,095,515
Herbalife Nutrition Ltd.*	15,704	594,554
Nu Skin Enterprises, Inc., Class A	9,900	421,047
Unilever NV (NYRS)	50,070	3,005,702

		6,116,818

Tobacco (1.1%)
Altria Group, Inc.	281,164	11,499,608
British American Tobacco plc (ADR)(x)	70,708	2,609,125
Philip Morris International, Inc.	436,027	33,107,530

		47,216,263

Total Consumer Staples		333,160,878

Energy (6.4%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	13,969	377,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Baker Hughes a GE Co.	93,491	$2,168,991
Dril-Quip, Inc.*	11,028	553,385
Halliburton Co.	157,800	2,974,530
Helmerich & Payne, Inc.	19,283	772,670
National Oilwell Varco, Inc.	69,855	1,480,926
Patterson-UTI Energy, Inc.	37,099	317,196
RPC, Inc.(x)	166,688	935,120
Schlumberger Ltd.	353,092	12,065,154
Transocean Ltd.*	104,800	468,456

		22,114,290

Oil, Gas & Consumable Fuels (5.9%)
Antero Midstream Corp.(x)	40,800	301,920
Antero Resources Corp.*	47,800	144,356
Apache Corp.	68,076	1,742,746
BP plc (ADR)	313,342	11,903,863
Cabot Oil & Gas Corp.	102,388	1,798,957
Centennial Resource Development, Inc., Class A*	33,100	149,446
Cheniere Energy, Inc.*	17,900	1,128,774
Chesapeake Energy Corp.(x)*	236,083	332,877
Chevron Corp.	375,425	44,525,405
Cimarex Energy Co.	29,756	1,426,503
Concho Resources, Inc.	36,034	2,446,709
ConocoPhillips	345,613	19,693,029
Continental Resources, Inc.*	15,700	483,403
Devon Energy Corp.	127,650	3,071,259
Diamondback Energy, Inc.	23,586	2,120,617
EOG Resources, Inc.	186,814	13,865,335
EQT Corp.	46,052	489,993
Equitrans Midstream Corp.	33,121	481,910
Exxon Mobil Corp.#	811,067	57,269,441
Hess Corp.	108,237	6,546,174
HollyFrontier Corp.	28,592	1,533,675
Kinder Morgan, Inc.	353,918	7,294,250
Kosmos Energy Ltd.	65,500	408,720
Marathon Oil Corp.	305,383	3,747,049
Marathon Petroleum Corp.	242,901	14,756,236
Murphy Oil Corp.(x)	29,872	660,470
Noble Energy, Inc.	85,844	1,928,056
Occidental Petroleum Corp.	155,394	6,910,371
ONEOK, Inc.	50,750	3,739,767
Parsley Energy, Inc., Class A	20,800	349,440
PBF Energy, Inc., Class A	21,568	586,434
Phillips 66	82,319	8,429,466
Pioneer Natural Resources Co.	24,657	3,101,111
Range Resources Corp.(x)	37,537	143,391
Suncor Energy, Inc. (Quotrix Stock Exchange)	136,648	4,315,344
Suncor Energy, Inc. (Toronto Stock Exchange)	62,951	1,985,676
Targa Resources Corp.	41,450	1,665,046
Valero Energy Corp.	115,208	9,820,330
Williams Cos., Inc. (The)	550,688	13,249,553
WPX Energy, Inc.*	75,903	803,813

		255,350,915

Total Energy		277,465,205

Financials (20.3%)
Banks (9.6%)
Associated Banc-Corp.	29,284	593,001
Bank of America Corp.	1,856,236	54,146,404
Bank of Hawaii Corp.	7,328	629,695
Bank OZK	21,978	599,340
BankUnited, Inc.	17,558	590,300
BB&T Corp.	263,121	14,042,768
BOK Financial Corp.	5,844	462,553
CIT Group, Inc.	15,958	723,057
Citigroup, Inc.	780,682	53,929,513
Citizens Financial Group, Inc.	83,012	2,936,134
Comerica, Inc.	58,173	3,838,836
Commerce Bancshares, Inc.	17,995	1,091,397
Cullen/Frost Bankers, Inc.	10,217	904,715
East West Bancorp, Inc.	26,279	1,163,897
Fifth Third Bancorp	132,924	3,639,459
First Citizens BancShares, Inc., Class A	1,350	636,592
First Hawaiian, Inc.	24,488	653,830
First Horizon National Corp.	56,442	914,360
First Republic Bank	24,663	2,384,912
FNB Corp.	58,650	676,234
Huntington Bancshares, Inc.	188,751	2,693,477
JPMorgan Chase & Co.	968,939	114,034,431
KeyCorp	181,834	3,243,919
M&T Bank Corp.	24,721	3,905,176
PacWest Bancorp	21,300	774,042
People’s United Financial, Inc.	71,798	1,122,562
Pinnacle Financial Partners, Inc.	13,550	768,962
PNC Financial Services Group, Inc. (The)	125,718	17,620,635
Popular, Inc.	17,240	932,339
Prosperity Bancshares, Inc.	12,050	851,091
Regions Financial Corp.	471,686	7,462,073
Signature Bank	4,967	592,166
Sterling Bancorp	37,450	751,247
SunTrust Banks, Inc.	80,407	5,532,002
SVB Financial Group*	8,750	1,828,313
Synovus Financial Corp.	25,170	900,079
TCF Financial Corp.	14,778	562,598
Texas Capital Bancshares, Inc.*	9,050	494,583
Umpqua Holdings Corp.	39,850	655,931
US Bancorp	435,089	24,077,825
Webster Financial Corp.	16,500	773,355
Wells Fargo & Co.	1,520,023	76,669,960
Western Alliance Bancorp	15,650	721,152
Wintrust Financial Corp.	10,150	655,995
Zions Bancorp NA	69,443	3,091,602

		415,272,512

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	9,200	766,820
Ameriprise Financial, Inc.	20,913	3,076,302
Bank of New York Mellon Corp. (The)	235,633	10,652,968
BGC Partners, Inc., Class A	51,850	285,175
BlackRock, Inc.	30,897	13,768,939
Cboe Global Markets, Inc.	15,100	1,735,141
Charles Schwab Corp. (The)	87,000	3,639,210
CME Group, Inc.	64,258	13,580,286
E*TRADE Financial Corp.	177,490	7,754,538
Eaton Vance Corp.	20,200	907,586
Evercore, Inc., Class A	4,750	380,475
Franklin Resources, Inc.	51,000	1,471,860
Goldman Sachs Group, Inc. (The)	107,539	22,285,307
Interactive Brokers Group, Inc., Class A	9,644	518,654
Intercontinental Exchange, Inc.	60,765	5,606,787
Invesco Ltd.	71,457	1,210,482
Janus Henderson Group plc	29,650	665,939
Lazard Ltd., Class A	12,150	425,250
Legg Mason, Inc.	46,446	1,773,773
Moody’s Corp.	17,463	3,576,946
Morgan Stanley	312,989	13,355,241
Nasdaq, Inc.	72,818	7,234,468
Northern Trust Corp.	36,254	3,383,223
Raymond James Financial, Inc.	17,530	1,445,524
SEI Investments Co.	12,250	725,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
State Street Corp.	117,099	$6,931,090
T. Rowe Price Group, Inc.	49,110	5,610,817
TD Ameritrade Holding Corp.	6,350	296,545
Virtu Financial, Inc., Class A(x)	4,800	78,528

		133,143,748

Consumer Finance (1.1%)
Ally Financial, Inc.	228,559	7,579,016
American Express Co.	83,268	9,848,939
Capital One Financial Corp.	163,452	14,870,863
Credit Acceptance Corp.*	250	115,328
Discover Financial Services	63,443	5,144,593
Navient Corp.	38,093	487,590
OneMain Holdings, Inc.	66,810	2,450,591
Santander Consumer USA Holdings, Inc.	19,195	489,665
SLM Corp.	78,193	690,053
Synchrony Financial	251,445	8,571,760

		50,248,398

Diversified Financial Services (1.8%)
AXA Equitable Holdings, Inc.‡	53,250	1,180,020
Berkshire Hathaway, Inc., Class B#*	355,121	73,872,270
Jefferies Financial Group, Inc.	46,555	856,612
Voya Financial, Inc.	24,211	1,318,047

		77,226,949

Insurance (4.5%)
Aflac, Inc.	133,780	6,999,370
Alleghany Corp.*	2,284	1,822,084
Allstate Corp. (The)	73,980	8,040,146
American Financial Group, Inc.	13,325	1,437,101
American International Group, Inc.	227,324	12,661,947
American National Insurance Co.	1,329	164,437
Aon plc	53,439	10,344,187
Arch Capital Group Ltd.*	59,992	2,518,464
Arthur J Gallagher & Co.	26,250	2,351,212
Assurant, Inc.	11,119	1,398,993
Assured Guaranty Ltd.	69,781	3,102,463
Athene Holding Ltd., Class A*	16,824	707,617
Axis Capital Holdings Ltd.	13,444	896,984
Brighthouse Financial, Inc.*	69,961	2,831,322
Brown & Brown, Inc.	40,174	1,448,674
Chubb Ltd.	141,139	22,785,480
Cincinnati Financial Corp.	27,571	3,216,709
CNA Financial Corp.	5,072	249,796
Erie Indemnity Co., Class A	1,500	278,475
Everest Re Group Ltd.	16,862	4,486,810
Fidelity National Financial, Inc.	170,369	7,566,087
First American Financial Corp.	19,750	1,165,447
Globe Life, Inc.	19,621	1,878,907
Hanover Insurance Group, Inc. (The)	7,351	996,355
Hartford Financial Services Group, Inc. (The)	170,304	10,322,125
Kemper Corp.	9,050	705,448
Lincoln National Corp.	79,914	4,820,412
Loews Corp.	47,540	2,447,359
Markel Corp.*	2,299	2,717,188
Marsh & McLennan Cos., Inc.	58,330	5,835,917
Mercury General Corp.	4,941	276,103
MetLife, Inc.	386,906	18,246,487
Old Republic International Corp.	51,041	1,203,036
Primerica, Inc.	2,150	273,545
Principal Financial Group, Inc.	50,047	2,859,686
Progressive Corp. (The)	71,150	5,496,338
Prudential Financial, Inc.	73,580	6,618,521
Reinsurance Group of America, Inc.	20,535	3,283,136
RenaissanceRe Holdings Ltd.	4,886	945,197
Travelers Cos., Inc. (The)	101,254	15,055,457
Unum Group	38,353	1,139,851
White Mountains Insurance Group Ltd.	596	643,680
Willis Towers Watson plc	52,292	10,090,787
WR Berkley Corp.	26,031	1,880,219

		194,209,559

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	97,148	1,563,111
Annaly Capital Management, Inc. (REIT)	263,680	2,320,384
Chimera Investment Corp. (REIT)	33,706	659,289
MFA Financial, Inc. (REIT)	81,257	598,052
New Residential Investment Corp. (REIT)	75,100	1,177,568
Starwood Property Trust, Inc. (REIT)	49,286	1,193,707
Two Harbors Investment Corp. (REIT)	49,130	645,077

		8,157,188

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	64,150	807,007
New York Community Bancorp, Inc.	82,088	1,030,204
TFS Financial Corp.(x)	8,796	158,504

		1,995,715

Total Financials		880,254,069

Health Care (11.6%)
Biotechnology (1.0%)
AbbVie, Inc.	66,166	5,010,090
Agios Pharmaceuticals, Inc.(x)*	8,300	268,920
Alexion Pharmaceuticals, Inc.*	9,500	930,430
Alkermes plc*	28,200	550,182
Alnylam Pharmaceuticals, Inc.*	3,100	249,302
Amgen, Inc.	29,710	5,749,182
Biogen, Inc.*	49,260	11,468,713
Bluebird Bio, Inc.(x)*	10,000	918,200
Exelixis, Inc.*	31,950	565,036
Gilead Sciences, Inc.	254,222	16,112,590
Moderna, Inc.(x)*	450	7,164
Regeneron Pharmaceuticals, Inc.*	11,800	3,273,320
United Therapeutics Corp.*	7,800	622,050

		45,725,179

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	247,901	20,741,877
Alcon, Inc.(x)*	62,405	3,637,587
Baxter International, Inc.	146,546	12,818,379
Becton Dickinson and Co.	44,450	11,244,072
Cantel Medical Corp.	2,900	216,920
Cooper Cos., Inc. (The)	7,614	2,261,358
Danaher Corp.	165,498	23,902,876
Dentsply Sirona, Inc.	40,387	2,153,031
Hill-Rom Holdings, Inc.	5,865	617,174
Hologic, Inc.*	9,450	477,130
ICU Medical, Inc.*	2,450	391,020
Integra LifeSciences Holdings Corp.*	12,800	768,896
Koninklijke Philips NV (NYRS)	161,288	7,440,215
Medtronic plc	448,546	48,721,067
STERIS plc	14,300	2,066,207
West Pharmaceutical Services, Inc.	3,250	460,915
Zimmer Biomet Holdings, Inc.	127,712	17,531,026

		155,449,750

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.(x)*	15,700	487,956
Anthem, Inc.	38,989	9,361,259
Cardinal Health, Inc.	54,042	2,550,242
Centene Corp.*	12,120	524,311
Cigna Corp.	94,166	14,293,457
Covetrus, Inc.(x)*	17,550	208,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CVS Health Corp.	235,577	$14,857,841
DaVita, Inc.*	23,000	1,312,610
Encompass Health Corp.	8,750	553,700
HCA Healthcare, Inc.	39,358	4,739,490
Henry Schein, Inc.*	23,500	1,492,250
Humana, Inc.	24,094	6,160,113
Laboratory Corp. of America Holdings*	64,807	10,887,576
McKesson Corp.	53,577	7,321,833
MEDNAX, Inc.*	15,206	343,960
Molina Healthcare, Inc.*	2,500	274,300
Premier, Inc., Class A*	9,350	270,402
Quest Diagnostics, Inc.	24,349	2,606,073
UnitedHealth Group, Inc.	24,870	5,404,748
Universal Health Services, Inc., Class B	14,638	2,177,403
WellCare Health Plans, Inc.*	850	220,295

		86,048,489

Health Care Technology (0.0%)
Change Healthcare, Inc.*	4,909	59,301

Life Sciences Tools & Services (0.6%)
Adaptive Biotechnologies Corp.*	994	30,715
Agilent Technologies, Inc.	52,020	3,986,293
Avantor, Inc.*	14,133	207,755
Bio-Rad Laboratories, Inc., Class A*	3,883	1,292,029
IQVIA Holdings, Inc.*	26,533	3,963,499
PerkinElmer, Inc.	15,604	1,328,993
QIAGEN NV*	40,053	1,320,547
Thermo Fisher Scientific, Inc.	48,418	14,102,711

		26,232,542

Pharmaceuticals (4.4%)
Allergan plc	59,537	10,019,482
Bristol-Myers Squibb Co.	243,310	12,338,250
Catalent, Inc.*	26,250	1,251,075
Elanco Animal Health, Inc.*	66,405	1,765,709
Eli Lilly & Co.	20,731	2,318,348
Horizon Therapeutics plc*	29,400	800,562
Jazz Pharmaceuticals plc*	1,150	147,361
Johnson & Johnson#	520,446	67,335,303
Merck & Co., Inc.	109,636	9,229,158
Mylan NV*	160,159	3,167,945
Nektar Therapeutics*	25,700	468,125
Novartis AG (Registered)	11,681	1,012,849
Novartis AG (ADR)	41,771	3,629,900
Novo Nordisk A/S (ADR)	46,571	2,407,721
Perrigo Co. plc	36,741	2,053,454
Pfizer, Inc.#	1,858,063	66,760,204
Roche Holding AG	6,629	1,929,155
Roche Holding AG (ADR)	56,762	2,068,975
Sanofi (ADR)	79,690	3,692,038

		192,395,614

Total Health Care		505,910,875

Industrials (8.4%)
Aerospace & Defense (1.8%)
Arconic, Inc.	72,211	1,877,486
BAE Systems plc (ADR)	169,512	4,778,543
Boeing Co. (The)	9,589	3,648,327
BWX Technologies, Inc.	4,400	251,724
Curtiss-Wright Corp.	7,700	996,149
General Dynamics Corp.	43,158	7,886,261
Hexcel Corp.	1,000	82,130
Huntington Ingalls Industries, Inc.	1,550	328,274
L3Harris Technologies, Inc.	25,531	5,326,788
Lockheed Martin Corp.	13,160	5,133,190
Northrop Grumman Corp.	26,850	10,063,112
Raytheon Co.	35,890	7,041,259
Spirit AeroSystems Holdings, Inc., Class A	1,850	152,144
Teledyne Technologies, Inc.*	6,500	2,092,935
Textron, Inc.	42,207	2,066,455
TransDigm Group, Inc.	1,700	885,139
United Technologies Corp.	185,821	25,368,283

		77,978,199

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	5,750	487,485
Expeditors International of Washington, Inc.	8,950	664,895
FedEx Corp.	43,750	6,368,688
XPO Logistics, Inc.(x)*	6,950	497,412

		8,018,480

Airlines (0.4%)
Alaska Air Group, Inc.	28,698	1,862,787
American Airlines Group, Inc.	64,950	1,751,701
Copa Holdings SA, Class A	5,650	557,938
Delta Air Lines, Inc.	84,450	4,864,320
JetBlue Airways Corp.*	221,285	3,706,524
Southwest Airlines Co.	35,800	1,933,558
United Airlines Holdings, Inc.*	34,050	3,010,360

		17,687,188

Building Products (0.6%)
Allegion plc	4,200	435,330
AO Smith Corp.	20,950	999,524
Armstrong World Industries, Inc.	17,844	1,725,515
Fortune Brands Home & Security, Inc.	17,200	940,840
Johnson Controls International plc	310,391	13,623,061
Lennox International, Inc.	600	145,782
Masco Corp.	186,169	7,759,524
Owens Corning	19,437	1,228,418
Resideo Technologies, Inc.(x)*	22,233	319,044

		27,177,038

Commercial Services & Supplies (0.2%)
ADT, Inc.(x)	20,413	127,990
Clean Harbors, Inc.*	9,300	717,960
IAA, Inc.*	1,600	66,768
KAR Auction Services, Inc.	1,600	39,280
Republic Services, Inc.	36,165	3,130,081
Stericycle, Inc.*	16,150	822,519
Waste Management, Inc.	16,811	1,933,265

		6,837,863

Construction & Engineering (0.2%)
AECOM*	28,214	1,059,718
Fluor Corp.	25,305	484,085
Jacobs Engineering Group, Inc.	23,885	2,185,477
Quanta Services, Inc.	129,971	4,912,904
Valmont Industries, Inc.	3,900	539,916

		9,182,100

Electrical Equipment (0.8%)
ABB Ltd. (ADR)(x)	333,937	6,568,541
Acuity Brands, Inc.	5,300	714,387
AMETEK, Inc.	8,450	775,879
Eaton Corp. plc	136,770	11,372,425
Emerson Electric Co.	101,435	6,781,944
GrafTech International Ltd.(x)	11,050	141,440
Hubbell, Inc.	35,637	4,682,702
nVent Electric plc	28,293	623,578
Regal Beloit Corp.	7,693	560,435
Sensata Technologies Holding plc*	16,650	833,499

		33,054,830

Industrial Conglomerates (1.2%)
3M Co.	46,594	7,660,054
Carlisle Cos., Inc.	1,378	200,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
General Electric Co.#	1,570,524	$14,040,485
Honeywell International, Inc.	120,646	20,413,303
Roper Technologies, Inc.	15,700	5,598,620
Siemens AG (ADR)	107,117	5,739,864

		53,652,880

Machinery (1.8%)
AGCO Corp.	27,856	2,108,699
Allison Transmission Holdings, Inc.	48,554	2,284,466
Caterpillar, Inc.	92,811	11,722,957
Colfax Corp.(x)*	16,800	488,208
Crane Co.	9,074	731,637
Cummins, Inc.	27,900	4,538,493
Deere & Co.	51,400	8,670,152
Dover Corp.	54,886	5,464,450
Flowserve Corp.	18,600	868,806
Fortive Corp.	41,534	2,847,571
Gardner Denver Holdings, Inc.*	23,600	667,644
Gates Industrial Corp. plc(x)*	8,292	83,501
IDEX Corp.	6,855	1,123,397
Illinois Tool Works, Inc.	44,909	7,027,809
Ingersoll-Rand plc	39,357	4,849,176
ITT, Inc.	15,900	972,921
Lincoln Electric Holdings, Inc.	600	52,056
Nordson Corp.	950	138,947
Oshkosh Corp.	12,599	955,004
PACCAR, Inc.	61,476	4,303,935
Parker-Hannifin Corp.	23,238	4,197,015
Pentair plc	30,993	1,171,535
Snap-on, Inc.	9,950	1,557,573
Stanley Black & Decker, Inc.	60,256	8,701,569
Timken Co. (The)	12,139	528,168
Trinity Industries, Inc.	19,248	378,801
WABCO Holdings, Inc.*	1,500	200,625
Wabtec Corp.#	20,779	1,493,179
Woodward, Inc.	1,800	194,094

		78,322,388

Marine (0.0%)
Kirby Corp.*	10,750	883,220

Professional Services (0.2%)
Equifax, Inc.	31,581	4,442,499
IHS Markit Ltd.*	26,600	1,779,008
ManpowerGroup, Inc.	10,808	910,466
Nielsen Holdings plc	56,349	1,197,416

		8,329,389

Road & Rail (0.8%)
AMERCO	1,603	625,234
Canadian National Railway Co.	25,664	2,306,167
CSX Corp.	108,974	7,548,629
Genesee & Wyoming, Inc., Class A*	8,339	921,543
JB Hunt Transport Services, Inc.	10,900	1,206,085
Kansas City Southern	18,200	2,420,782
Knight-Swift Transportation Holdings, Inc.(x)	22,650	822,195
Landstar System, Inc.	700	78,806
Lyft, Inc., Class A*	5,250	214,410
Norfolk Southern Corp.	41,808	7,511,225
Old Dominion Freight Line, Inc.	6,850	1,164,294
Ryder System, Inc.	9,408	487,052
Schneider National, Inc., Class B	10,000	217,200
Uber Technologies, Inc.(x)*	29,150	888,201
Union Pacific Corp.	60,208	9,752,492

		36,164,315

Trading Companies & Distributors (0.2%)
Air Lease Corp.	17,449	729,717
Fastenal Co.	9,800	320,166
HD Supply Holdings, Inc.*	30,900	1,210,508
MSC Industrial Direct Co., Inc., Class A	7,900	572,987
United Rentals, Inc.*	4,150	517,256
Univar Solutions, Inc.(x)*	28,550	592,698
Watsco, Inc.	5,800	981,244
WESCO International, Inc.*	8,064	385,217
WW Grainger, Inc.	7,129	2,118,382

		7,428,175

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	13,250	522,978

Total Industrials		365,239,043

Information Technology (7.7%)
Communications Equipment (0.6%)
Ciena Corp.*	28,050	1,100,402
Cisco Systems, Inc.	260,079	12,850,503
CommScope Holding Co., Inc.*	34,550	406,308
EchoStar Corp., Class A*	8,583	340,059
F5 Networks, Inc.*	800	112,336
Juniper Networks, Inc.	242,287	5,996,603
Motorola Solutions, Inc.	7,800	1,329,198
Nokia OYJ (ADR)	719,320	3,639,759
ViaSat, Inc.*	10,050	756,966

		26,532,134

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	15,308	1,141,671
Avnet, Inc.	66,976	2,979,427
Coherent, Inc.*	4,350	668,682
Corning, Inc.	95,766	2,731,246
Dolby Laboratories, Inc., Class A	9,836	635,799
FLIR Systems, Inc.	22,385	1,177,227
IPG Photonics Corp.*	6,000	813,600
Jabil, Inc.	21,124	755,605
Littelfuse, Inc.	4,350	771,298
National Instruments Corp.	22,250	934,278
SYNNEX Corp.	7,500	846,750
Trimble, Inc.*	37,750	1,465,078

		14,920,661

IT Services (2.0%)
Accenture plc, Class A	61,492	11,827,986
Akamai Technologies, Inc.*	2,500	228,450
Alliance Data Systems Corp.	7,200	922,536
Amdocs Ltd.	24,843	1,642,371
Booz Allen Hamilton Holding Corp.	23,910	1,698,088
CACI International, Inc., Class A*	4,450	1,029,107
Cognizant Technology Solutions Corp., Class A	176,595	10,642,498
CoreLogic, Inc.*	13,725	635,056
DXC Technology Co.	60,762	1,792,479
Fidelity National Information Services, Inc.	88,517	11,751,517
Fiserv, Inc.*	61,455	6,366,123
International Business Machines Corp.	76,296	11,094,964
Jack Henry & Associates, Inc.	1,650	240,850
Leidos Holdings, Inc.	24,684	2,119,862
Mastercard, Inc., Class A	30,084	8,169,912
PayPal Holdings, Inc.*	40,782	4,224,607
Sabre Corp.	41,050	919,315
VeriSign, Inc.*	5,950	1,122,349
Visa, Inc., Class A	33,912	5,833,203
Western Union Co. (The)	166,468	3,857,064

		86,118,337

Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	87,944	9,825,983
Applied Materials, Inc.	79,750	3,979,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom, Inc.	5,784	$1,596,789
Cree, Inc.*	17,600	862,400
Cypress Semiconductor Corp.	66,031	1,541,164
First Solar, Inc.*	14,894	864,001
Intel Corp.	910,428	46,914,355
KLA Corp.	7,770	1,238,926
Lam Research Corp.	16,704	3,860,461
Marvell Technology Group Ltd.	118,800	2,966,436
Maxim Integrated Products, Inc.	30,650	1,774,941
Microchip Technology, Inc.(x)	30,300	2,815,173
Micron Technology, Inc.*	273,806	11,732,587
MKS Instruments, Inc.	9,750	899,730
NXP Semiconductors NV	25,179	2,747,532
ON Semiconductor Corp.*	73,850	1,418,659
Qorvo, Inc.*	22,200	1,645,908
QUALCOMM, Inc.	76,568	5,840,607
Skyworks Solutions, Inc.	29,700	2,353,725
Texas Instruments, Inc.	111,123	14,361,537

		119,240,439

Software (1.1%)
2U, Inc.*	6,350	103,378
Autodesk, Inc.*	9,119	1,346,876
Ceridian HCM Holding, Inc.*	2,100	103,677
Citrix Systems, Inc.	2,500	241,300
Dynatrace, Inc.*	1,395	26,045
Intuit, Inc.	6,793	1,806,530
LogMeIn, Inc.	8,900	631,544
Medallia, Inc.(x)*	596	16,348
Microsoft Corp.	147,296	20,478,563
Nuance Communications, Inc.*	52,585	857,661
Oracle Corp.	307,522	16,922,936
SolarWinds Corp.*	5,778	106,604
SS&C Technologies Holdings, Inc.	3,850	198,545
Symantec Corp.	108,500	2,563,855

		45,403,862

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	102,914	23,049,649
Dell Technologies, Inc., Class C*	7,583	393,254
Hewlett Packard Enterprise Co.	248,693	3,772,673
HP, Inc.	265,043	5,014,614
NCR Corp.*	53,614	1,692,058
Western Digital Corp.	93,680	5,587,075
Xerox Holdings Corp.	67,365	2,014,887

		41,524,210

Total Information Technology		333,739,643

Materials (3.3%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	34,257	7,600,258
Akzo Nobel NV (ADR)	41,331	1,224,638
Albemarle Corp.(x)	19,072	1,325,885
Ashland Global Holdings, Inc.	11,263	867,814
Axalta Coating Systems Ltd.*	25,850	779,378
Cabot Corp.	10,439	473,095
Celanese Corp.	22,900	2,800,441
CF Industries Holdings, Inc.	36,000	1,771,200
Chemours Co. (The)	29,550	441,477
Corteva, Inc.	470,125	13,163,500
Dow, Inc.	181,882	8,666,677
DuPont de Nemours, Inc.	182,583	13,019,994
Eastman Chemical Co.	25,050	1,849,441
Element Solutions, Inc.*	25,250	257,045
FMC Corp.	23,800	2,086,784
Huntsman Corp.	40,413	940,006
International Flavors & Fragrances, Inc.(x)	19,350	2,374,051
Linde plc	98,507	19,082,776
LyondellBasell Industries NV, Class A	84,681	7,576,409
Mosaic Co. (The)	63,737	1,306,609
NewMarket Corp.	100	47,209
Olin Corp.	29,800	557,856
PPG Industries, Inc.	98,019	11,616,232
RPM International, Inc.	19,450	1,338,355
Sherwin-Williams Co. (The)	8,972	4,933,434
Valvoline, Inc.	34,095	751,113
Westlake Chemical Corp.	18,858	1,235,576

		108,087,253

Construction Materials (0.0%)
Eagle Materials, Inc.	1,400	126,014
Martin Marietta Materials, Inc.	7,850	2,151,685
Vulcan Materials Co.	1,954	295,523

		2,573,222

Containers & Packaging (0.3%)
AptarGroup, Inc.	6,842	810,435
Ardagh Group SA	3,300	51,744
Avery Dennison Corp.	1,000	113,570
Ball Corp.	16,026	1,166,853
Berry Global Group, Inc.*	14,700	577,269
Crown Holdings, Inc.*	9,950	657,297
Graphic Packaging Holding Co.	53,250	785,437
International Paper Co.	71,963	3,009,493
Owens-Illinois, Inc.	28,000	287,560
Packaging Corp. of America	16,950	1,798,395
Sealed Air Corp.	26,050	1,081,336
Silgan Holdings, Inc.	14,050	421,992
Sonoco Products Co.	17,967	1,045,859
Westrock Co.	46,092	1,680,053

		13,487,293

Metals & Mining (0.5%)
Alcoa Corp.*	105,853	2,124,470
Freeport-McMoRan, Inc.	603,875	5,779,084
Newmont Goldcorp Corp.	169,632	6,432,445
Nucor Corp.	55,249	2,812,727
Reliance Steel & Aluminum Co.	11,809	1,176,885
Royal Gold, Inc.	8,078	995,290
Southern Copper Corp.	4,100	139,933
Steel Dynamics, Inc.	38,466	1,146,287
United States Steel Corp.(x)	31,117	359,401

		20,966,522

Paper & Forest Products (0.0%)
Domtar Corp.	11,344	406,228

Total Materials		145,520,518

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	20,256	3,120,234
American Campus Communities, Inc. (REIT)	77,991	3,749,807
American Homes 4 Rent LP (REIT), Class A	26,558	687,587
Americold Realty Trust (REIT)	20,801	771,093
Apartment Investment & Management Co. (REIT), Class A	70,442	3,672,846
Apple Hospitality REIT, Inc. (REIT)	38,000	630,040
AvalonBay Communities, Inc. (REIT)	25,248	5,436,652
Boston Properties, Inc. (REIT)	28,025	3,633,721
Brandywine Realty Trust (REIT)	31,544	477,892
Brixmor Property Group, Inc. (REIT)	53,721	1,089,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	16,917	$1,877,956
Colony Capital, Inc. (REIT)	81,740	492,075
Columbia Property Trust, Inc. (REIT)	21,050	445,207
CoreSite Realty Corp. (REIT)	1,450	176,682
Corporate Office Properties Trust (REIT)	20,247	602,956
Cousins Properties, Inc. (REIT)	26,350	990,496
CubeSmart LP (REIT)	51,309	1,790,684
CyrusOne, Inc. (REIT)	20,250	1,601,775
Digital Realty Trust, Inc. (REIT)	37,660	4,888,645
Douglas Emmett, Inc. (REIT)	29,144	1,248,238
Duke Realty Corp. (REIT)	65,089	2,211,073
Empire State Realty Trust, Inc. (REIT), Class A	26,500	378,155
EPR Properties (REIT)	13,550	1,041,453
Equity Commonwealth (REIT)	21,746	744,800
Equity Residential (REIT)	66,289	5,718,089
Essex Property Trust, Inc. (REIT)	11,859	3,873,742
Extra Space Storage, Inc. (REIT)	4,250	496,485
Federal Realty Investment Trust (REIT)	13,500	1,837,890
Gaming and Leisure Properties, Inc. (REIT)	36,600	1,399,584
HCP, Inc. (REIT)	137,474	4,898,199
Healthcare Trust of America, Inc. (REIT), Class A	36,847	1,082,565
Highwoods Properties, Inc. (REIT)	18,450	829,143
Host Hotels & Resorts, Inc. (REIT)	133,038	2,300,227
Hudson Pacific Properties, Inc. (REIT)	27,500	920,150
Invitation Homes, Inc. (REIT)	76,498	2,265,106
Iron Mountain, Inc. (REIT)	45,800	1,483,462
JBG SMITH Properties (REIT)	22,123	867,443
Kilroy Realty Corp. (REIT)	17,938	1,397,191
Kimco Realty Corp. (REIT)	73,072	1,525,743
Liberty Property Trust (REIT)	26,747	1,372,924
Life Storage, Inc. (REIT)	8,400	885,444
Macerich Co. (The) (REIT)(x)	25,559	807,409
Medical Properties Trust, Inc. (REIT)	200,752	3,926,709
Mid-America Apartment Communities, Inc. (REIT)	54,469	7,081,515
National Retail Properties, Inc. (REIT)	29,312	1,653,197
Omega Healthcare Investors, Inc. (REIT)	38,650	1,615,183
Outfront Media, Inc. (REIT)	21,560	598,937
Paramount Group, Inc. (REIT)	36,424	486,260
Park Hotels & Resorts, Inc. (REIT)	107,203	2,676,859
Prologis, Inc. (REIT)	113,890	9,705,706
Public Storage (REIT)	13,969	3,426,177
Rayonier, Inc. (REIT)	23,400	659,880
Realty Income Corp. (REIT)	57,088	4,377,508
Regency Centers Corp. (REIT)	30,092	2,091,093
Retail Properties of America, Inc. (REIT), Class A	38,547	474,899
Service Properties Trust (REIT)	29,483	760,367
Simon Property Group, Inc. (REIT)	6,350	988,378
SITE Centers Corp. (REIT)	25,284	382,041
SL Green Realty Corp. (REIT)	15,215	1,243,826
Spirit Realty Capital, Inc. (REIT)	15,706	751,689
STORE Capital Corp. (REIT)	37,500	1,402,875
Sun Communities, Inc. (REIT)	20,699	3,072,767
Taubman Centers, Inc. (REIT)	10,550	430,757
UDR, Inc. (REIT)	47,878	2,321,125
Ventas, Inc. (REIT)	64,898	4,739,501
VEREIT, Inc. (REIT)	176,450	1,725,681
VICI Properties, Inc. (REIT)(x)	74,566	1,688,920
Vornado Realty Trust (REIT)	31,296	1,992,616
Weingarten Realty Investors (REIT)	21,866	636,957
Welltower, Inc. (REIT)	73,462	6,659,330
Weyerhaeuser Co. (REIT)	134,970	3,738,669
WP Carey, Inc. (REIT)	30,645	2,742,727

		149,773,011

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,250	2,027,633
Howard Hughes Corp. (The)*	4,999	647,870
Jones Lang LaSalle, Inc.	8,546	1,188,407

		3,863,910

Total Real Estate		153,636,921

Utilities (5.4%)
Electric Utilities (3.5%)
Alliant Energy Corp.	42,990	2,318,451
American Electric Power Co., Inc.	162,642	15,237,929
Avangrid, Inc.	10,162	530,964
Duke Energy Corp.	235,488	22,573,880
Edison International	57,768	4,356,862
Entergy Corp.	34,414	4,038,827
Evergy, Inc.	44,146	2,938,358
Eversource Energy	57,597	4,922,816
Exelon Corp.	338,211	16,338,973
FirstEnergy Corp.	383,835	18,512,362
Hawaiian Electric Industries, Inc.	19,564	892,314
IDACORP, Inc.	9,100	1,025,297
NextEra Energy, Inc.	99,068	23,081,853
OGE Energy Corp.	36,160	1,640,941
PG&E Corp.*	96,048	960,480
Pinnacle West Capital Corp.	20,325	1,972,948
PPL Corp.	131,059	4,127,048
Southern Co. (The)	317,724	19,625,811
Xcel Energy, Inc.	129,174	8,382,101

		153,478,215

Gas Utilities (0.1%)
Atmos Energy Corp.	20,966	2,387,818
National Fuel Gas Co.(x)	14,795	694,181
UGI Corp.	31,435	1,580,238

		4,662,237

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	738,909	12,073,773
NRG Energy, Inc.	48,257	1,910,977
Vistra Energy Corp.	75,350	2,014,106

		15,998,856

Multi-Utilities (1.3%)
Ameren Corp.	44,375	3,552,219
CenterPoint Energy, Inc.	90,998	2,746,320
CMS Energy Corp.	51,286	3,279,740
Consolidated Edison, Inc.	59,420	5,613,407
Dominion Energy, Inc.	145,420	11,784,837
DTE Energy Co.	33,139	4,406,161
MDU Resources Group, Inc.	35,594	1,003,395
NiSource, Inc.	132,350	3,959,912
Public Service Enterprise Group, Inc.	91,479	5,679,016
Sempra Energy	49,779	7,347,878
WEC Energy Group, Inc.	57,187	5,438,484

		54,811,369

Water Utilities (0.1%)
American Water Works Co., Inc.	32,739	4,067,166
Aqua America, Inc.	39,068	1,751,418

		5,818,584

Total Utilities		234,769,261

Total Common Stocks (86.5%) (Cost $2,694,338,016)		3,757,679,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (4.7%)
iShares Core S&P 500 ETF	1,994	$595,249
iShares Morningstar Large-Cap ETF	11,929	2,003,394
iShares Morningstar Large-Cap Growth ETF(x)	20,360	3,897,938
iShares Morningstar Large-Cap Value ETF‡	357,705	39,510,270
iShares Russell 1000 ETF(x)	4,431	729,077
iShares Russell 1000 Growth ETF(x)	25,870	4,129,628
iShares Russell 1000 Value ETF(x)	514,188	65,949,753
iShares S&P 500 Growth ETF(x)	26,350	4,743,791
iShares S&P 500 Value ETF	322,391	38,409,664
Vanguard Growth ETF(x)	25,390	4,221,849
Vanguard Large-Cap ETF(x)	3,164	431,348
Vanguard Value ETF	352,801	39,379,648

Total Exchange Traded Funds (4.7%) (Cost $164,887,551)		204,001,609

SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	124,766,684	124,804,114

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 1,100,073, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,122,001.(xx)	$1,100,000	1,100,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $ 900,063, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $918,004.(xx)	900,000	900,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $ 7,002,545, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $7,140,001.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $ 2,000,786, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $2,222,815.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $ 500,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $556,501.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 7,680,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $7,833,600.(xx)	7,680,000	7,680,000

Total Repurchase Agreements		19,180,000

Total Short-Term Investments (3.3%) (Cost $143,959,622)		143,984,114

Total Investments in Securities (94.5%) (Cost $3,003,185,189)		4,105,665,414
Other Assets Less Liabilities (5.5%)		237,750,110

Net Assets (100%)		$4,343,415,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $33,946,698.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $37,470,037. This was collateralized by $19,333,362 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-11/15/48 and by cash of $19,180,000 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	53,250	628,614	339,625	(16,953)	(399)	229,133	1,180,020	18,452	—
iShares Morningstar Large-Cap Value ETF	357,705	29,699,021	7,704,144	(2,557,009)	18,128	4,645,986	39,510,270	816,433	—

Total		30,327,635	8,043,769	(2,573,962)	17,729	4,875,119	40,690,290	834,885	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,857	12/2019	USD	276,553,725	(3,275,785)
S&P Midcap 400 E-Mini Index	427	12/2019	USD	82,752,600	(1,139,396)

					(4,415,181)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$298,117,227	$—	$—	$298,117,227
Consumer Discretionary	229,866,051	—	—	229,866,051
Consumer Staples	315,511,110	17,649,768	—	333,160,878
Energy	277,465,205	—	—	277,465,205
Financials	880,254,069	—	—	880,254,069
Health Care	502,968,871	2,942,004	—	505,910,875
Industrials	365,239,043	—	—	365,239,043
Information Technology	333,739,643	—	—	333,739,643
Materials	145,520,518	—	—	145,520,518
Real Estate	153,636,921	—	—	153,636,921
Utilities	234,769,261	—	—	234,769,261
Exchange Traded Funds	204,001,609	—	—	204,001,609
Short-Term Investments
Investment Company	124,804,114	—	—	124,804,114
Repurchase Agreements	—	19,180,000	—	19,180,000

Total Assets	$4,065,893,642	$39,771,772	$—	$4,105,665,414

Liabilities:
Futures	$(4,415,181)	$—	$—	$(4,415,181)

Total Liabilities	$(4,415,181)	$—	$—	$(4,415,181)

Total	$4,061,478,461	$39,771,772	$—	$4,101,250,233

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,200,818,679
Aggregate gross unrealized depreciation	(237,177,799)

Net unrealized appreciation	$963,640,880

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,137,609,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (9.6%)
Ambev SA (ADR)*	609,633	$2,816,505
Banco do Brasil SA*	1,031,100	11,316,180
BB Seguridade Participacoes SA	894,800	7,576,280
CCR SA	1,786,710	7,417,838
Cielo SA	1,741,400	3,352,916
IRB Brasil Resseguros SA	385,500	3,478,356

		35,958,075

China (20.8%)
AAC Technologies Holdings, Inc.	625,341	3,311,131
Anhui Conch Cement Co. Ltd., Class H	1,056,874	6,277,031
Baidu, Inc. (ADR)*	36,644	3,765,538
China Construction Bank Corp., Class H	24,140,264	18,418,513
China Merchants Bank Co. Ltd., Class H	722,500	3,438,413
China Mobile Ltd. (ADR)	157,403	6,516,484
China Shenhua Energy Co. Ltd., Class H	1,614,054	3,241,411
CNOOC Ltd.	2,830,321	4,318,951
ENN Energy Holdings Ltd.	419,405	4,339,761
Hengan International Group Co. Ltd.(x)	611,473	4,010,068
NetEase, Inc. (ADR)	49,329	13,130,393
Weichai Power Co. Ltd., Class H	4,734,906	6,826,548

		77,594,242

Egypt (1.3%)
Commercial International Bank Egypt
SAE (Registered) (GDR)(m)	1,047,341	4,823,005

Hong Kong (1.5%)
ASM Pacific Technology Ltd.	467,912	5,713,306

Hungary (1.9%)
OTP Bank Nyrt.	168,169	7,001,517

India (2.5%)
Axis Bank Ltd. (GDR)(m)	93,050	4,531,535
Infosys Ltd. (ADR)	404,870	4,603,372

		9,134,907

Indonesia (5.6%)
Astra International Tbk. PT	10,897,396	5,066,771
Bank Mandiri Persero Tbk. PT	13,831,228	6,796,253
Semen Indonesia Persero Tbk. PT	1,171,229	952,990
Telekomunikasi Indonesia Persero Tbk. PT (ADR)	262,844	7,914,233

		20,730,247

Luxembourg (0.8%)
Ternium SA (ADR)	157,155	3,015,805

Malaysia (0.4%)
British American Tobacco Malaysia Bhd.	369,700	1,672,347

Mexico (4.2%)
America Movil SAB de CV (ADR), Class L	569,969	8,469,739
Grupo Mexico SAB de CV	1,237,351	2,893,046
Kimberly-Clark de Mexico SAB de CV, Class A*	2,070,673	4,158,345

		15,521,130

Pakistan (0.8%)
Habib Bank Ltd.	929,800	702,859
Pakistan Petroleum Ltd.	2,454,700	2,136,017

		2,838,876

Philippines (0.8%)
PLDT, Inc. (ADR)	142,563	3,136,386

		3,136,386

Portugal (0.2%)
Galp Energia SGPS SA	58,399	879,989

Russia (10.0%)
Alrosa PJSC	4,702,190	5,399,191
Gazprom PJSC (ADR)	666,516	4,601,626
LUKOIL PJSC (ADR)	74,376	6,153,870
Magnit PJSC (GDR)(m)	273,995	3,579,745
Mobile TeleSystems PJSC (ADR)	709,363	5,745,840
Sberbank of Russia PJSC	3,346,859	11,746,053

		37,226,325

South Africa (6.8%)
Bidvest Group Ltd. (The)	281,719	3,549,343
Life Healthcare Group Holdings Ltd.	1,970,658	2,951,108
Motus Holdings Ltd.	264,667	1,202,666
Nedbank Group Ltd.	183,086	2,741,999
PPC Ltd.*	1,306,795	346,005
Sanlam Ltd.	700,634	3,450,200
Shoprite Holdings Ltd.	457,977	3,708,570
Standard Bank Group Ltd.	274,937	3,171,261
Vodacom Group Ltd.	511,923	4,044,006

		25,165,158

South Korea (16.6%)
Hanwha Life Insurance Co. Ltd.	301,170	599,243
Hyundai Mobis Co. Ltd.	30,268	6,376,739
KB Financial Group, Inc.	166,601	5,947,300
KT&G Corp.	46,773	4,125,362
Samsung Electronics Co. Ltd.	478,373	19,616,432
Shinhan Financial Group Co. Ltd.	187,863	6,564,957
SK Hynix, Inc.	199,280	13,694,617
Woongjin Coway Co. Ltd.	70,906	5,014,963

		61,939,613

Taiwan (5.8%)
Catcher Technology Co. Ltd.	618,000	4,681,139
Hon Hai Precision Industry Co. Ltd.	1,966,000	4,638,631
Taiwan Semiconductor
Manufacturing Co. Ltd.	1,387,000	12,160,196

		21,479,966

Thailand (1.7%)
Kasikornbank PCL	583,467	2,995,073
Siam Cement PCL (The)	255,342	3,406,230

		6,401,303

Turkey (3.4%)
KOC Holding A/S	1,569,878	5,257,020
Tupras Turkiye Petrol Rafinerileri A/S	294,156	7,475,011

		12,732,031

United Kingdom (0.7%)
Mondi plc	144,034	2,759,171

Total Common Stocks (95.4%) (Cost $350,417,546)		355,723,399

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	5,663,256	5,664,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $700, collateralized by various U.S. Government Treasury Securities, ranging from 0.375% - 1.000%, maturing 7/15/25-2/15/48; total market value $714.(xx)	$700	$700

Total Short-Term Investments (1.5%) (Cost $5,666,060)		5,665,655

Total Investments in Securities (96.9%) (Cost $356,083,606)		361,389,054
Other Assets Less Liabilities (3.1%)		11,454,618

Net Assets (100%)		$372,843,672

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $12,934,285 or 3.5% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)	At September 30, 2019, the Portfolio had loaned securities with a total value of $654. This was collateralized by cash of $700 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Financials	$105,298,997	28.2%
Information Technology	71,771,740	19.3
Communication Services	52,722,619	14.1
Energy	28,806,875	7.7
Materials	25,049,469	6.7
Consumer Staples	24,070,942	6.5
Industrials	23,050,749	6.2
Consumer Discretionary	17,661,139	4.7
Investment Company	5,664,955	1.5
Utilities	4,339,761	1.2
Health Care	2,951,108	0.8
Repurchase Agreements	700	0.0 #
Cash and Other	11,454,618	3.1

		100.0%

#	Less than 0.05%.

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,768	ZAR	178,300	JPMorgan Chase Bank	10/3/2019	(5)

Net unrealized depreciation						(5)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$35,958,075	$—	$—	$35,958,075
China	23,412,415	54,181,827	—	77,594,242
Egypt	—	4,823,005	—	4,823,005
Hong Kong	—	5,713,306	—	5,713,306
Hungary	—	7,001,517	—	7,001,517
India	4,603,372	4,531,535	—	9,134,907
Indonesia	7,914,233	12,816,014	—	20,730,247
Luxembourg	3,015,805	—	—	3,015,805
Malaysia	—	1,672,347	—	1,672,347
Mexico	15,521,130	—	—	15,521,130
Pakistan	—	2,838,876	—	2,838,876
Philippines	3,136,386	—	—	3,136,386
Portugal	—	879,989	—	879,989
Russia	5,745,840	31,480,485	—	37,226,325
South Africa	—	25,165,158	—	25,165,158
South Korea	—	61,939,613	—	61,939,613
Taiwan	—	21,479,966	—	21,479,966
Thailand	—	6,401,303	—	6,401,303
Turkey	—	12,732,031	—	12,732,031
United Kingdom	—	2,759,171	—	2,759,171
Short-Term Investments
Investment Company	5,664,955	—	—	5,664,955
Repurchase Agreement	—	700	—	700

Total Assets	$104,972,211	$256,416,843	$—	$361,389,054

Liabilities:
Forward Currency Contracts	$—	$(5)	$—	$(5)

Total Liabilities	$—	$(5)	$—	$(5)

Total	$104,972,211	$256,416,838	$—	$361,389,049

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,881,989
Aggregate gross unrealized depreciation	(25,683,673)

Net unrealized appreciation	$5,198,316

Federal income tax cost of investments in securities and derivative instruments, if applicable	$356,190,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.3%)
iShares Core MSCI EAFE ETF	98,455	$6,012,647
iShares Core S&P 500 ETF	11,336	3,384,023
iShares Core S&P Mid-Cap ETF	14,767	2,853,427
iShares Russell 2000 ETF	8,466	1,281,245
SPDR S&P 500 ETF Trust	11,396	3,381,991

Total Equity		16,913,333

Fixed Income (34.4%)
Vanguard Intermediate-Term Corporate Bond ETF	99,034	9,035,862

Total Exchange Traded Funds (98.7%) (Cost $25,104,679)		25,949,195

Total Investments in Securities (98.7%) (Cost $25,104,679)		25,949,195
Other Assets Less Liabilities (1.3%)		329,480

Net Assets (100%)		$26,278,675

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$25,949,195	$—	$—	$25,949,195

Total Assets	$25,949,195	$—	$—	$25,949,195

Total Liabilities	$—	$—	$—	$—

Total	$25,949,195	$—	$—	$25,949,195

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$844,516
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$844,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,104,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.3%)
iShares Core MSCI EAFE ETF	644,583	$39,364,684
iShares Core S&P 500 ETF	71,479	21,337,911
iShares Core S&P Mid-Cap ETF	90,054	17,401,134
iShares Russell 2000 ETF(x)	50,705	7,673,695
SPDR S&P 500 ETF Trust	71,892	21,335,389

Total Exchange Traded Funds (54.3%) (Cost $98,157,957)		107,112,813

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (44.0%)
U.S. Treasury Notes
1.875%, 4/30/22	$5,130,000	5,164,467
2.125%, 6/30/22	6,730,000	6,827,007
1.875%, 9/30/22	6,420,000	6,476,676
1.750%, 5/15/23	8,045,000	8,091,824
2.125%, 11/30/23	4,495,000	4,593,943
2.750%, 2/15/24	5,555,000	5,831,231
2.500%, 5/15/24	6,285,000	6,544,256
2.375%, 8/15/24	10,255,000	10,638,762
2.250%, 11/15/24	6,260,000	6,465,895
2.000%, 2/15/25	7,370,000	7,526,469
2.250%, 11/15/25	9,290,000	9,635,291
1.625%, 5/15/26	8,835,000	8,839,142

Total U.S. Treasury Obligations		86,634,963

Total Long-Term Debt Securities (44.0%) (Cost $85,293,339)		86,634,963

Total Investments in Securities (98.3%) (Cost $183,451,296)		193,747,776
Other Assets Less Liabilities (1.7%)		3,318,233

Net Assets (100%)		$197,066,009

(x)	All or a portion of security is on loan at September 30, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$107,112,813	$—	$—	$107,112,813
U.S. Treasury Obligations	—	86,634,963	—	86,634,963

Total Assets	$107,112,813	$86,634,963	$—	$193,747,776

Total Liabilities	$—	$—	$—	$—

Total	$107,112,813	$86,634,963	$—	$193,747,776

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,244,253
Aggregate gross unrealized depreciation	(903,050)

Net unrealized appreciation	$10,341,203

Federal income tax cost of investments in securities and derivative instruments, if applicable	$183,406,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Interactive Media & Services (10.1%)
Alphabet, Inc., Class A*	12,100	$14,775,794
Alphabet, Inc., Class C*	12,098	14,747,462
Facebook, Inc., Class A*	184,435	32,844,185

Total Communication Services		62,367,441

Consumer Discretionary (22.7%)
Hotels, Restaurants & Leisure (8.2%)
Starbucks Corp.	219,970	19,449,747
Yum China Holdings, Inc.	455,860	20,709,720
Yum! Brands, Inc.	91,128	10,336,649

		50,496,116

Internet & Direct Marketing Retail (11.6%)
Alibaba Group Holding Ltd. (ADR)*	194,959	32,602,993
Amazon.com, Inc.*	22,793	39,566,597

		72,169,590

Textiles, Apparel & Luxury Goods (2.9%)
Under Armour, Inc., Class A*	894,661	17,839,541

Total Consumer Discretionary		140,505,247

Consumer Staples (11.8%)
Beverages (6.2%)
Coca-Cola Co. (The)	186,197	10,136,565
Monster Beverage Corp.*	488,471	28,360,626

		38,497,191

Food Products (2.2%)
Danone SA (ADR)	768,667	13,474,809

Household Products (3.4%)
Colgate-Palmolive Co.	131,687	9,680,312
Procter & Gamble Co. (The)	94,898	11,803,413

		21,483,725

Total Consumer Staples		73,455,725

Energy (1.3%)
Energy Equipment & Services (1.3%)
Schlumberger Ltd.	237,484	8,114,828

Total Energy		8,114,828

Financials (7.1%)
Capital Markets (6.1%)
FactSet Research Systems, Inc.	42,122	10,234,382
MSCI, Inc.	57,303	12,477,728
SEI Investments Co.	259,019	15,348,171

		38,060,281

Consumer Finance (1.0%)
American Express Co.	50,836	6,012,882

Total Financials		44,073,163

Health Care (14.2%)
Biotechnology (5.0%)
Amgen, Inc.	33,974	6,574,309
BioMarin Pharmaceutical, Inc.*	125,325	8,446,905
Regeneron Pharmaceuticals, Inc.*	57,495	15,949,113

		30,970,327

Health Care Equipment & Supplies (1.4%)
Alcon, Inc.*	17,702	1,031,850
Varian Medical Systems, Inc.*	65,181	7,762,405

		8,794,255

Health Care Technology (2.5%)
Cerner Corp.	226,071	15,411,260

Pharmaceuticals (5.3%)
Merck & Co., Inc.	52,111	4,386,704
Novartis AG (ADR)	88,051	7,651,632
Novo Nordisk A/S (ADR)	303,688	15,700,670
Roche Holding AG (ADR)	132,532	4,830,791

		32,569,797

Total Health Care		87,745,639

Industrials (6.0%)
Air Freight & Logistics (3.6%)
Expeditors International of Washington, Inc.	302,989	22,509,053

Machinery (2.4%)
Deere & Co.	87,140	14,698,775

Total Industrials		37,207,828

Information Technology (25.9%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	316,188	15,622,849

IT Services (6.2%)
Automatic Data Processing, Inc.	38,235	6,171,894
Visa, Inc., Class A	187,213	32,202,508

		38,374,402

Semiconductors & Semiconductor Equipment (5.5%)
NVIDIA Corp.	95,456	16,616,026
QUALCOMM, Inc.	230,917	17,614,349

		34,230,375

Software (11.7%)
Autodesk, Inc.*	167,849	24,791,297
Microsoft Corp.	112,852	15,689,813
Oracle Corp.	580,753	31,958,838

		72,439,948

Total Information Technology	.	160,667,574

Total Investments in Securities (99.1%) (Cost $369,035,578)		614,137,445
Other Assets Less Liabilities (0.9%)		5,604,556

Net Assets (100%)		$619,742,001

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

China	8.6%
Denmark	2.5
France	2.2
Switzerland	2.2
United States	83.6
Cash and Other	0.9

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$62,367,441	$—	$—	$62,367,441
Consumer Discretionary	140,505,247	—	—	140,505,247
Consumer Staples	73,455,725	—	—	73,455,725
Energy	8,114,828	—	—	8,114,828
Financials	44,073,163	—	—	44,073,163
Health Care	87,745,639	—	—	87,745,639
Industrials	37,207,828	—	—	37,207,828
Information Technology	160,667,574	—	—	160,667,574

Total Assets	$614,137,445	$—	$—	$614,137,445

Total Liabilities	$—	$—	$—	$—

Total	$614,137,445	$—	$—	$614,137,445

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,412,286
Aggregate gross unrealized depreciation	(19,693,372)

Net unrealized appreciation	$244,718,914

Federal income tax cost of investments in securities and derivative instruments, if applicable	$369,418,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
Brambles Ltd.	816,891	$6,285,510
Caltex Australia Ltd.	237,297	4,215,506
Oil Search Ltd.	2,257,025	11,151,134

		21,652,150

Brazil (0.5%)
Ambev SA (ADR)*	1,329,202	6,140,913

Canada (4.2%)
Canadian National Railway Co.	325,028	29,207,016
Element Fleet Management Corp.	604,023	4,832,731
Ritchie Bros Auctioneers, Inc.	432,797	17,251,772

		51,291,519

China (3.8%)
51job, Inc. (ADR)*	76,345	5,649,530
Alibaba Group Holding Ltd. (ADR)*	48,658	8,137,077
Baidu, Inc. (ADR)*	135,460	13,919,870
China Resources Beer Holdings Co. Ltd.	1,322,000	7,008,319
China Resources Gas Group Ltd.	1,340,000	6,625,030
Yum China Holdings, Inc.	122,035	5,544,050

		46,883,876

Czech Republic (0.2%)
Komercni banka A/S	85,620	2,894,591

Denmark (0.9%)
Novo Nordisk A/S, Class B	212,276	10,912,925

France (18.7%)
Air Liquide SA	143,374	20,408,926
Danone SA	368,134	32,428,835
EssilorLuxottica SA	187,650	27,048,975
Kering SA	29,191	14,875,912
Legrand SA	89,022	6,353,494
L’Oreal SA	124,143	34,761,052
LVMH Moet Hennessy Louis Vuitton SE	95,312	37,881,779
Pernod Ricard SA	165,744	29,518,646
Schneider Electric SE	290,111	25,454,622

		228,732,241

Germany (8.6%)
Bayer AG (Registered)	286,157	20,176,605
Brenntag AG	178,632	8,644,678
Fresenius Medical Care AG & Co. KGaA	206,275	13,871,976
GEA Group AG	362,550	9,788,147
SAP SE	346,929	40,793,232
Symrise AG	124,833	12,131,263

		105,405,901

Hong Kong (3.4%)
AIA Group Ltd.	4,354,369	41,139,751

India (4.3%)
Adani Ports & Special Economic Zone Ltd.	881,781	5,150,549
HDFC Bank Ltd.	1,573,507	27,253,194
Infosys Ltd. (ADR)	910,542	10,352,863
ITC Ltd.	2,629,295	9,640,664

		52,397,270

Ireland (0.7%)
Flutter Entertainment plc	92,991	8,701,052

Israel (0.7%)
Nice Ltd. (ADR)*	58,280	8,380,664

Italy (0.9%)
Prysmian SpA	481,232	10,333,021

Japan (8.4%)
AEON Financial Service Co. Ltd.	512,800	7,711,563
Bandai Namco Holdings, Inc.	160,600	9,996,190
Hitachi Ltd.	557,100	20,727,984
Japan Airport Terminal Co. Ltd.	85,700	3,709,373
Japan Tobacco, Inc.	504,100	11,030,757
Kansai Paint Co. Ltd.	211,600	4,914,013
Kao Corp.	128,300	9,473,731
Obic Co. Ltd.	63,600	7,246,724
SoftBank Group Corp.	85,100	3,337,101
Terumo Corp.	495,500	15,947,653
TOTO Ltd.	232,100	8,682,955

		102,778,044

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,982,432	10,655,547
Grupo Mexico SAB de CV	1,341,133	3,135,698

		13,791,245

Netherlands (1.5%)
Akzo Nobel NV	211,024	18,812,159

Peru (0.6%)
Credicorp Ltd.	35,415	7,381,903

Singapore (1.3%)
DBS Group Holdings Ltd.	897,600	16,235,575

South Korea (1.1%)
NAVER Corp.	100,488	13,189,496

Spain (1.0%)
Amadeus IT Group SA	165,037	11,821,850

Switzerland (14.7%)
Alcon, Inc.*	61,195	3,568,508
Julius Baer Group Ltd.*	160,860	7,127,127
Nestle SA (Registered)	611,732	66,367,758
Novartis AG (Registered)	305,979	26,531,158
Roche Holding AG	184,725	53,758,205
Sika AG (Registered)	55,281	8,086,795
UBS Group AG (Registered)*	1,212,773	13,767,565

		179,207,116

Taiwan (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	982,524	45,667,716

United Kingdom (13.0%)
Burberry Group plc	350,094	9,358,158
Compass Group plc	503,980	12,969,664
Croda International plc	172,292	10,295,503
Diageo plc	656,856	26,918,550
Experian plc	660,959	21,121,608
Intertek Group plc	98,731	6,650,001
Just Eat plc*	325,574	2,674,868
Linde plc	151,620	29,415,963
Reckitt Benckiser Group plc	314,541	24,535,031
Rolls-Royce Holdings plc*	1,551,717	15,118,307

		159,057,653

United States (3.8%)
Accenture plc, Class A	108,803	20,928,257
Mellanox Technologies Ltd.*	80,221	8,791,419
Mettler-Toledo International, Inc.*	11,186	7,879,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	283,782	$9,291,618

		46,890,713

Total Investments in Securities (98.9%) (Cost $789,010,716)		1,209,699,344
Other Assets Less Liabilities (1.1%)		13,889,486

Net Assets (100%)		$1,223,588,830

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Consumer Staples	$257,824,256	21.1%
Industrials	179,400,583	14.7
Information Technology	174,710,709	14.3
Health Care	161,938,067	13.2
Financials	138,999,547	11.4
Consumer Discretionary	137,187,725	11.2
Materials	107,200,320	8.8
Communication Services	30,446,467	2.5
Energy	15,366,640	1.2
Utilities	6,625,030	0.5
Cash and Other	13,889,486	1.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$21,652,150	$—	$21,652,150
Brazil	6,140,913	—	—	6,140,913
Canada	51,291,519	—	—	51,291,519
China	33,250,527	13,633,349	—	46,883,876
Czech Republic	—	2,894,591	—	2,894,591
Denmark	—	10,912,925	—	10,912,925
France	—	228,732,241	—	228,732,241
Germany	—	105,405,901	—	105,405,901
Hong Kong	—	41,139,751	—	41,139,751
India	10,352,863	42,044,407	—	52,397,270
Ireland	—	8,701,052	—	8,701,052
Israel	8,380,664	—	—	8,380,664
Italy	—	10,333,021	—	10,333,021
Japan	—	102,778,044	—	102,778,044
Mexico	13,791,245	—	—	13,791,245
Netherlands	—	18,812,159	—	18,812,159
Peru	7,381,903	—	—	7,381,903
Singapore	—	16,235,575	—	16,235,575
South Korea	—	13,189,496	—	13,189,496
Spain	—	11,821,850	—	11,821,850
Switzerland	—	179,207,116	—	179,207,116
Taiwan	45,667,716	—	—	45,667,716
United Kingdom	—	159,057,653	—	159,057,653
United States	37,599,095	9,291,618	—	46,890,713
Short-Term Investment

Total Assets	$213,856,445	$995,842,899	$—	$1,209,699,344

Total Liabilities	$—	$—	$—	$—

Total	$213,856,445	$995,842,899	$—	$1,209,699,344

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473,545,599
Aggregate gross unrealized depreciation	(57,312,537)

Net unrealized appreciation	$416,233,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$793,466,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.5%)
Brambles Ltd.	369,483	$2,842,961
WiseTech Global Ltd.	79,369	1,860,490

		4,703,451

Canada (1.3%)
Descartes Systems Group, Inc. (The)*	49,323	1,991,013
Fairfax Financial Holdings Ltd.	11,359	5,007,100
Thomson Reuters Corp.	73,988	4,945,192

		11,943,305

Denmark (1.0%)
Jyske Bank A/S (Registered)*	47,955	1,549,273
Novozymes A/S, Class B	154,323	6,488,372
Sydbank A/S	63,588	1,121,385

		9,159,030

Finland (0.1%)
Wartsila OYJ Abp	101,646	1,138,358

France (12.9%)
Danone SA	230,648	20,317,726
Dassault Systemes SE	76,246	10,865,891
EssilorLuxottica SA	24,401	3,517,304
Legrand SA	222,104	15,851,546
L’Oreal SA	69,617	19,493,327
LVMH Moet Hennessy Louis Vuitton SE	8,333	3,311,953
Pernod Ricard SA	146,083	26,017,065
Schneider Electric SE	228,044	20,008,803

		119,383,615

Germany (11.0%)
Brenntag AG	109,881	5,317,557
Deutsche Wohnen SE	377,317	13,772,985
GEA Group AG	215,702	5,823,536
Henkel AG & Co. KGaA (Preference)(q)	228,205	22,584,869
Infineon Technologies AG	459,539	8,270,440
LEG Immobilien AG	51,915	5,941,399
SAP SE	56,967	6,698,397
Symrise AG	154,993	15,062,211
TAG Immobilien AG*	194,319	4,435,050
Vonovia SE	271,176	13,758,703

		101,665,147

Hong Kong (0.0%)
Esprit Holdings Ltd.*	1,650,705	313,810

Ireland (1.8%)
Kerry Group plc, Class A	102,154	11,947,077
Ryanair Holdings plc (ADR)*	75,629	5,020,253

		16,967,330

Israel (0.4%)
Check Point Software Technologies Ltd.*	7,510	822,345
Wix.com Ltd.*	26,553	3,099,797

		3,922,142

Japan (19.7%)
Chiba Bank Ltd. (The)	384,900	1,979,231
Disco Corp.	11,800	2,232,860
Ezaki Glico Co. Ltd.	61,200	2,538,562
Hachijuni Bank Ltd. (The)	377,800	1,537,406
Hirose Electric Co. Ltd.	89,500	10,959,353
Ito En Ltd.	243,600	11,467,505
Kansai Paint Co. Ltd.	181,100	4,205,707
Kao Corp.	273,700	20,210,135
KDDI Corp.	61,800	1,614,659
Kobayashi Pharmaceutical Co. Ltd.	146,700	11,152,592
Kose Corp.	16,900	2,852,485
Mebuki Financial Group, Inc.	636,100	1,564,879
MISUMI Group, Inc.	155,400	3,654,864
Nihon Kohden Corp.	267,700	7,860,786
Nissin Foods Holdings Co. Ltd.	37,800	2,726,844
Nomura Research Institute Ltd.	520,600	10,356,630
North Pacific Bank Ltd.	566,200	1,199,166
Obic Co. Ltd.	85,700	9,764,846
Omron Corp.	169,300	9,253,762
Rohto Pharmaceutical Co. Ltd.	208,700	5,690,151
Santen Pharmaceutical Co. Ltd.	661,000	11,480,768
Secom Co. Ltd.	135,600	12,362,958
SMC Corp.	17,500	7,461,272
Sohgo Security Services Co. Ltd.	79,400	4,156,338
Terumo Corp.	240,600	7,743,704
Toyo Suisan Kaisha Ltd.	269,300	10,784,453
USS Co. Ltd.	106,000	2,055,787
Yokogawa Electric Corp.	187,400	3,426,495

		182,294,198

Netherlands (2.0%)
Euronext NV(m)	34,375	2,811,901
Heineken NV	147,668	15,959,875

		18,771,776

South Korea (0.9%)
Samsung Electronics Co. Ltd.	193,255	7,924,723

Spain (2.1%)
Amadeus IT Group SA	275,467	19,732,118

Sweden (0.6%)
Epiroc AB, Class A	103,510	1,121,948
Svenska Handelsbanken AB, Class A	474,416	4,442,447

		5,564,395

Switzerland (13.8%)
Chocoladefabriken Lindt & Spruengli AG	114	841,821
Cie Financiere Richemont SA (Registered)	79,840	5,857,306
Geberit AG (Registered)	9,821	4,689,834
Givaudan SA (Registered)	11,845	33,040,910
Julius Baer Group Ltd.*	55,252	2,448,017
Nestle SA (Registered)	487,105	52,846,781
Schindler Holding AG	17,233	3,853,921
SGS SA (Registered)	5,521	13,685,641
Sika AG (Registered)	27,187	3,977,057
UBS Group AG (Registered)*	547,852	6,219,291

		127,460,579

Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	448,334	20,838,564

United Kingdom (13.7%)
Compass Group plc	624,416	16,069,022
Croda International plc	43,150	2,578,477
Diageo plc	592,131	24,266,061
Experian plc	334,136	10,677,651
Halma plc	330,520	8,009,964
Hiscox Ltd.	282,777	5,771,628
IMI plc	604,165	7,132,856
Intertek Group plc	136,414	9,188,130
Reckitt Benckiser Group plc	269,114	20,991,605
RELX plc	125,228	2,979,626
Rentokil Initial plc	451,190	2,595,170
Spectris plc	171,371	5,149,733
Spirax-Sarco Engineering plc	115,294	11,121,051

		126,530,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United States (12.5%)
Analog Devices, Inc.	170,992	$19,104,936
ANSYS, Inc.*	78,361	17,345,991
Cadence Design Systems, Inc.*	461,845	30,518,718
Colgate-Palmolive Co.	292,558	21,505,939
Core Laboratories NV	79,838	3,722,048
Dentsply Sirona, Inc.	79,095	4,216,554
Nordson Corp.	62,552	9,148,855
Texas Instruments, Inc.	79,732	10,304,564

		115,867,605

Total Common Stocks (96.5%) (Cost $804,421,585)		894,181,120

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	4,821,232	4,822,678

Total Short-Term Investment (0.5%) (Cost $4,823,057)		4,822,678

Total Investments in Securities (97.0%) (Cost $809,244,642)		899,003,798
Other Assets Less Liabilities (3.0%)		27,477,685

Net Assets (100%)		$926,481,483

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $2,811,901 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Consumer Staples	$304,194,873	32.8%
Information Technology	218,531,630	23.6
Industrials	164,778,321	17.8
Materials	65,352,734	7.0
Real Estate	37,908,137	4.1
Financials	35,651,724	3.8
Health Care	31,301,812	3.4
Consumer Discretionary	31,125,182	3.4
Investment Company	4,822,678	0.5
Energy	3,722,048	0.4
Communication Services	1,614,659	0.2
Cash and Other	27,477,685	3.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	137	HKD	1,071	Brown Brothers Harriman & Co.	10/3/2019	—
USD	34,669,428	JPY	3,645,525,000	HSBC Bank plc	2/21/2020	602,000

Net unrealized appreciation						602,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$4,703,451	$—	$4,703,451
Canada	11,943,305	—	—	11,943,305
Denmark	—	9,159,030	—	9,159,030
Finland	—	1,138,358	—	1,138,358
France	—	119,383,615	—	119,383,615
Germany	—	101,665,147	—	101,665,147
Hong Kong	—	313,810	—	313,810
Ireland	5,020,253	11,947,077	—	16,967,330
Israel	3,922,142	—	—	3,922,142
Japan	—	182,294,198	—	182,294,198
Netherlands	—	18,771,776	—	18,771,776
South Korea	—	7,924,723	—	7,924,723
Spain	—	19,732,118	—	19,732,118
Sweden	—	5,564,395	—	5,564,395
Switzerland	—	127,460,579	—	127,460,579
Taiwan	20,838,564	—	—	20,838,564
United Kingdom	—	126,530,974	—	126,530,974
United States	115,867,605	—	—	115,867,605
Forward Currency Contracts	—	602,000	—	602,000
Short-Term Investment
Investment Company	4,822,678	—	—	4,822,678

Total Assets	$162,414,547	$737,191,251	$—	$899,605,798

Total Liabilities	$—	$—	$—	$—

Total	$162,414,547	$737,191,251	$—	$899,605,798

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,033,957
Aggregate gross unrealized depreciation	(27,941,932)

Net unrealized appreciation	$91,092,025

Federal income tax cost of investments in securities and derivative instruments, if applicable	$808,513,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.9%)
Entertainment (2.1%)
Electronic Arts, Inc.*	46,224	$4,521,632
Netflix, Inc.*	2,263	605,624

		5,127,256

Interactive Media & Services (15.6%)
Alphabet, Inc., Class A*	17,857	21,805,897
Facebook, Inc., Class A*	86,744	15,447,372

		37,253,269

Media (1.2%)
Altice USA, Inc., Class A*	97,802	2,804,961

Total Communication Services		45,185,486

Consumer Discretionary (11.5%)
Diversified Consumer Services (0.8%)
Grand Canyon Education, Inc.*	19,871	1,951,332

Internet & Direct Marketing Retail (10.5%)
Alibaba Group Holding Ltd. (ADR)*	8,387	1,402,558
Amazon.com, Inc.*	13,147	22,822,009
Chewy, Inc., Class A*	42,388	1,041,897

		25,266,464

Leisure Products (0.2%)
Peloton Interactive, Inc., Class A*	17,229	432,448

Total Consumer Discretionary		27,650,244

Financials (1.1%)
Capital Markets (1.1%)
Nasdaq, Inc.	17,103	1,699,183
Tradeweb Markets, Inc., Class A	25,453	941,252

Total Financials		2,640,435

Health Care (1.9%)
Health Care Providers & Services (0.5%)
Guardant Health, Inc.*	18,844	1,202,812

Life Sciences Tools & Services (1.4%)
Bio-Techne Corp.	11,536	2,257,249
Illumina, Inc.*	3,994	1,215,055

		3,472,304

Total Health Care		4,675,116

Industrials (5.7%)
Aerospace & Defense (2.4%)
L3Harris Technologies, Inc.	18,674	3,896,143
Northrop Grumman Corp.	4,603	1,725,159

		5,621,302

Professional Services (2.5%)
IHS Markit Ltd.*	38,730	2,590,262
TransUnion	21,738	1,763,169
Verisk Analytics, Inc.	10,475	1,656,517

		6,009,948

Road & Rail (0.8%)
Uber Technologies, Inc.*	62,480	1,903,765

Total Industrials		13,535,015

Information Technology (58.1%)
Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	23,911	2,307,412
FLIR Systems, Inc.	27,975	1,471,205

		3,778,617

IT Services (27.7%)
Black Knight, Inc.*	12,564	767,158
CACI International, Inc., Class A*	1,137	262,943
DXC Technology Co.	60,098	1,772,891
Endava plc (ADR)*	77,482	2,932,694
EPAM Systems, Inc.*	4,312	786,164
Fidelity National Information Services, Inc.	44,937	5,965,836
Fiserv, Inc.*	73,237	7,586,621
FleetCor Technologies, Inc.*	8,653	2,481,507
Global Payments, Inc.	56,296	8,951,033
GoDaddy, Inc., Class A*	46,720	3,082,585
Mastercard, Inc., Class A	39,609	10,756,616
PayPal Holdings, Inc.*	51,747	5,360,472
Presidio, Inc.	15,322	258,942
Square, Inc., Class A*	29,158	1,806,338
Visa, Inc., Class A	69,049	11,877,118
Wix.com Ltd.*	14,226	1,660,743

		66,309,661

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	71,109	3,548,339
Marvell Technology Group Ltd.	39,252	980,123
Microchip Technology, Inc.	47,907	4,451,039
Silicon Laboratories, Inc.*	1,241	138,185

		9,117,686

Software (22.4%)
Adobe, Inc.*	32,251	8,909,339
Autodesk, Inc.*	18,037	2,664,065
Blue Prism Group plc*	52,571	614,067
Constellation Software, Inc.	2,438	2,434,872
Descartes Systems Group, Inc. (The)*	36,465	1,471,976
DocuSign, Inc.*	18,230	1,128,802
HubSpot, Inc.*	12,808	1,941,821
Linx SA	120,700	946,439
Microsoft Corp.	121,262	16,859,056
Pluralsight, Inc., Class A*	65,283	1,096,428
Rakus Co. Ltd.	48,400	750,676
RingCentral, Inc., Class A*	13,587	1,707,342
salesforce.com, Inc.*	58,500	8,683,740
ServiceNow, Inc.*	10,537	2,674,817
Workday, Inc., Class A*	724	123,051
Zendesk, Inc.*	22,140	1,613,563

		53,620,054

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	27,487	6,156,264

Total Information Technology		138,982,282

Total Common Stocks (97.2%) (Cost $207,201,745)		232,668,578

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	219,803	219,869

Total Short-Term Investment (0.1%) (Cost $219,869)		219,869

Total Investments in Securities (97.3%) (Cost $207,421,614)		232,888,447
Other Assets Less Liabilities (2.7%)		6,440,699

Net Assets (100%)		$239,329,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$45,185,486	$—	$—	$45,185,486
Consumer Discretionary	27,650,244	—	—	27,650,244
Financials	2,640,435	—	—	2,640,435
Health Care	4,675,116	—	—	4,675,116
Industrials	13,535,015	—	—	13,535,015
Information Technology	137,617,539	1,364,743	—	138,982,282
Short-Term Investment
Investment Company	219,869	—	—	219,869

Total Assets	$231,523,704	$1,364,743	$—	$232,888,447

Total Liabilities	$—	$—	$—	$—

Total	$231,523,704	$1,364,743	$—	$232,888,447

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,412,122
Aggregate gross unrealized depreciation	(6,971,161)

Net unrealized appreciation	$25,440,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,447,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.2%)
Diversified Telecommunication Services (3.6%)
Cellnex Telecom SA(m)*	41,339	$1,707,677
Hellenic Telecommunications Organization SA	111,585	1,537,303
Koninklijke KPN NV	356,539	1,111,812
Telesites SAB de CV*	745,877	492,867
TELUS Corp.	71,648	2,549,876

		7,399,535

Media (6.3%)
Altice USA, Inc., Class A*	167,025	4,790,277
Charter Communications, Inc., Class A*	5,530	2,279,024
Comcast Corp., Class A	93,912	4,233,553
NOS SGPS SA	289,117	1,578,766

		12,881,620

Wireless Telecommunication Services (6.3%)
Advanced Info Service PCL	274,300	1,973,059
KDDI Corp.	63,000	1,646,012
Millicom International Cellular SA	3,575	173,995
Millicom International Cellular SA (SDR)	41,894	2,032,555
Mobile TeleSystems PJSC (ADR)	124,340	1,007,154
Rogers Communications, Inc., Class B	27,379	1,333,560
Tele2 AB, Class B	185,276	2,757,293
Vodafone Group plc	608,819	1,212,689
XL Axiata Tbk. PT*	2,369,000	574,101

		12,710,418

Total Communication Services		32,991,573

Energy (7.3%)
Oil, Gas & Consumable Fuels (7.3%)
Cheniere Energy, Inc.*	58,613	3,696,136
Enbridge, Inc.	88,890	3,119,889
Equitrans Midstream Corp.	57,632	838,546
Plains GP Holdings LP, Class A*	43,230	917,773
TC Energy Corp.	88,597	4,587,504
Williams Cos., Inc. (The)	67,093	1,614,257

Total Energy		14,774,105

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	10,323	2,282,725

Total Real Estate		2,282,725

Utilities (66.2%)
Electric Utilities (35.2%)
American Electric Power Co., Inc.	55,760	5,224,154
Duke Energy Corp.	24,771	2,374,548
Edison International	55,616	4,194,559
EDP - Energias de Portugal SA	520,021	2,018,931
Emera, Inc.	48,015	2,107,825
Enel SpA	698,569	5,216,388
Entergy Corp.	54,900	6,443,064
Equatorial Energia SA	45,800	1,107,040
Evergy, Inc.	60,240	4,009,574
Exelon Corp.	202,835	9,798,959
FirstEnergy Corp.	180,430	8,702,139
Iberdrola SA	449,850	4,675,634
Neoenergia SA	132,900	656,671
NextEra Energy, Inc.	50,028	11,656,024
SSE plc	229,093	3,508,340

		71,693,850

Gas Utilities (2.9%)
AltaGas Ltd.	175,607	2,578,070
APA Group	101,446	784,677
China Resources Gas Group Ltd.	412,000	2,036,950
South Jersey Industries, Inc.	12,050	396,566

		5,796,263

Independent Power and Renewable Electricity Producers (12.8%)
AES Corp.	155,508	2,541,001
Clearway Energy, Inc., Class A	45,505	789,057
EDP Renovaveis SA	978,572	10,548,620
NextEra Energy Partners LP	45,792	2,419,649
NRG Energy, Inc.	98,330	3,893,868
Vistra Energy Corp.	223,281	5,968,301

		26,160,496

Multi-Utilities (15.3%)
CenterPoint Energy, Inc.	198,519	5,991,303
Dominion Energy, Inc.	82,830	6,712,543
National Grid plc	240,715	2,610,169
NiSource, Inc.	67,563	2,021,485
Public Service Enterprise Group, Inc.	102,282	6,349,667
RWE AG	95,652	2,991,102
Sempra Energy	30,625	4,520,556

		31,196,825

Total Utilities		134,847,434

Total Common Stocks (90.8%) (Cost $157,432,692)		184,895,837

CONVERTIBLE PREFERRED STOCKS:
Utilities (1.6%)
Gas Utilities (0.3%)
South Jersey Industries, Inc.
7.250%*	11,206	579,014

Multi-Utilities (1.3%)
CenterPoint Energy, Inc.
7.000%*	9,003	470,497
Sempra Energy
6.750%	19,260	2,271,325

		2,741,822

Total Convertible Preferred Stocks (1.6%) (Cost $3,042,191)		3,320,836

PREFERRED STOCK:
Utilities (0.0%)
Multi-Utilities (0.0%)
Dominion Energy, Inc.
7.250%*	455	48,116

Total Preferred Stock (0.0%) (Cost $45,500)		48,116

MASTER LIMITED PARTNERSHIPS:
Energy (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Enable Midstream Partners LP	38,288	460,605
Enterprise Products Partners LP	153,787	4,395,232
EQM Midstream Partners LP	55,135	1,802,914
Plains All American Pipeline LP	29,340	608,805
Western Midstream Partners LP	25,602	637,234

Total Master Limited Partnerships (3.9%) (Cost $9,235,611)		7,904,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,228,503	$1,228,872

Total Short-Term Investment (0.6%) (Cost $1,228,903)		$1,228,872

Total Investments in Securities (96.9%) (Cost $170,984,897)		197,398,451
Other Assets Less Liabilities (3.1%)		6,382,174

Net Assets (100%)		$203,780,625

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $1,707,677 or 0.8% of net assets.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	0.4%
Brazil	0.9
Canada	8.0
China	1.0
Colombia	1.1
Germany	1.5
Greece	0.7
Indonesia	0.3
Italy	2.6
Japan	0.8
Mexico	0.2
Netherlands	0.5
Portugal	1.8
Russia	0.5
Spain	8.3
Sweden	1.3
Thailand	1.0
United Kingdom	3.6
United States	62.4
Cash and Other	3.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,839,779	CAD	14,161,861	Morgan Stanley	10/11/2019	148,726
USD	22,914	CAD	29,942	State Street Bank & Trust	10/11/2019	310
USD	2,175,557	EUR	1,978,000	BNP Paribas	10/11/2019	18,122
USD	19,048,294	EUR	16,861,981	Morgan Stanley	10/11/2019	656,675
USD	4,427,486	GBP	3,531,409	Citibank NA	10/11/2019	83,774
USD	313,058	GBP	250,000	Merrill Lynch International	10/11/2019	5,553
USD	3,107,102	SEK	29,192,848	UBS AG	10/11/2019	139,775

Total unrealized appreciation						1,052,935

CAD	12,076	USD	9,118	Merrill Lynch International	10/11/2019	(2)
EUR	30,877	USD	34,392	BNP Paribas	10/11/2019	(714)
EUR	338,812	USD	378,641	Citibank NA	10/11/2019	(9,094)
EUR	66,224	USD	75,064	Morgan Stanley	10/11/2019	(2,832)

Total unrealized depreciation						(12,642)

Net unrealized appreciation						1,040,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,860,306	$16,131,267	$—	$32,991,573
Energy	14,774,105	—	—	14,774,105
Real Estate	2,282,725	—	—	2,282,725
Utilities	100,456,623	34,390,811	—	134,847,434
Convertible Preferred Stocks
Utilities	3,320,836	—	—	3,320,836
Forward Currency Contracts	—	1,052,935	—	1,052,935
Master Limited Partnerships
Energy	7,904,790	—	—	7,904,790
Preferred Stock
Utilities	48,116	—	—	48,116
Short-Term Investment
Investment Company	1,228,872	—	—	1,228,872

Total Assets	$146,876,373	$51,575,013	$—	$198,451,386

Liabilities:
Forward Currency Contracts	$—	$(12,642)	$—	$(12,642)

Total Liabilities	$—	$(12,642)	$—	$(12,642)

Total	$146,876,373	$51,562,371	$—	$198,438,744

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,385,973
Aggregate gross unrealized depreciation	(2,990,311)

Net unrealized appreciation	$27,395,662

Federal income tax cost of investments in securities and derivative instruments, if applicable	$171,043,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (1.0%)
Cinemark Holdings, Inc.	116,404	$4,497,851
Live Nation Entertainment, Inc.*	151,800	10,070,412
World Wrestling Entertainment, Inc., Class A(x)	51,900	3,692,685

		18,260,948

Interactive Media & Services (0.1%)
Yelp, Inc.*	70,544	2,451,404

Media (1.1%)
AMC Networks, Inc., Class A*	48,159	2,367,496
Cable One, Inc.	5,500	6,900,850
John Wiley & Sons, Inc., Class A	48,040	2,110,878
Meredith Corp.(x)	43,714	1,602,555
New York Times Co. (The), Class A	156,936	4,469,537
TEGNA, Inc.	236,500	3,672,845

		21,124,161

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	106,485	2,747,313

Total Communication Services		44,583,826

Consumer Discretionary (12.3%)
Auto Components (1.0%)
Adient plc	95,000	2,181,200
Dana, Inc.	157,100	2,268,524
Delphi Technologies plc	95,100	1,274,340
Gentex Corp.	278,217	7,660,705
Goodyear Tire & Rubber Co. (The)	253,898	3,657,401
Visteon Corp.(x)*	30,500	2,517,470

		19,559,640

Automobiles (0.2%)
Thor Industries, Inc.	60,130	3,405,763

Distributors (0.4%)
Pool Corp.	43,652	8,804,608

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	59,915	2,282,162
Graham Holdings Co., Class B	4,800	3,184,560
Service Corp. International	199,087	9,518,350
Sotheby’s*	35,634	2,030,425
WW International, Inc.*	50,700	1,917,474

		18,932,971

Hotels, Restaurants & Leisure (4.1%)
Boyd Gaming Corp.	87,300	2,090,835
Brinker International, Inc.(x)	40,903	1,745,331
Caesars Entertainment Corp.*	606,902	7,076,477
Cheesecake Factory, Inc. (The)(x)	44,828	1,868,431
Churchill Downs, Inc.	38,919	4,804,745
Cracker Barrel Old Country Store, Inc.(x)	26,300	4,277,695
Domino’s Pizza, Inc.	45,018	11,010,953
Dunkin’ Brands Group, Inc.	90,346	7,169,858
Eldorado Resorts, Inc.(x)*	71,300	2,842,731
International Speedway Corp., Class A	25,981	1,169,405
Jack in the Box, Inc.	28,213	2,570,769
Marriott Vacations Worldwide Corp.	42,300	4,382,703
Papa John’s International, Inc.(x)	23,941	1,253,311
Penn National Gaming, Inc.*	118,900	2,214,512
Scientific Games Corp., Class A(x)*	58,900	1,198,615
Six Flags Entertainment Corp.	85,581	4,346,659
Texas Roadhouse, Inc.	71,400	3,749,928
Wendy’s Co. (The)	201,371	4,023,393
Wyndham Destinations, Inc.	100,700	4,634,214
Wyndham Hotels & Resorts, Inc.	105,300	5,448,222

		77,878,787

Household Durables (1.0%)
Helen of Troy Ltd.*	27,400	4,319,884
KB Home	93,370	3,174,580
Tempur Sealy International, Inc.*	50,310	3,883,932
Toll Brothers, Inc.	141,053	5,790,226
TRI Pointe Group, Inc.*	155,300	2,335,712

		19,504,334

Internet & Direct Marketing Retail (0.7%)
Etsy, Inc.*	131,500	7,429,750
GrubHub, Inc.(x)*	99,693	5,603,744

		13,033,494

Leisure Products (0.8%)
Brunswick Corp.	93,535	4,875,044
Mattel, Inc.(x)*	377,318	4,297,652
Polaris, Inc.	62,710	5,519,107

		14,691,803

Multiline Retail (0.2%)
Dillard’s, Inc., Class A(x)	11,100	733,821
Ollie’s Bargain Outlet Holdings, Inc.*	59,700	3,500,808

		4,234,629

Specialty Retail (2.1%)
Aaron’s, Inc.	73,686	4,735,062
American Eagle Outfitters, Inc.	173,427	2,812,986
AutoNation, Inc.*	64,200	3,254,940
Bed Bath & Beyond, Inc.(x)	139,500	1,484,280
Dick’s Sporting Goods, Inc.	71,886	2,933,668
Five Below, Inc.*	60,800	7,666,880
Foot Locker, Inc.	119,705	5,166,468
Murphy USA, Inc.*	32,800	2,797,840
Sally Beauty Holdings, Inc.*	131,600	1,959,524
Urban Outfitters, Inc.*	77,000	2,162,930
Williams-Sonoma, Inc.(x)	85,341	5,801,481

		40,776,059

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	48,820	4,452,872
Deckers Outdoor Corp.*	31,513	4,643,756
Skechers U.S.A., Inc., Class A*	146,000	5,453,100

		14,549,728

Total Consumer Discretionary		235,371,816

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	10,054	3,660,460

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	40,206	6,479,599
Sprouts Farmers Market, Inc.*	128,900	2,492,926

		8,972,525

Food Products (1.7%)
Flowers Foods, Inc.	210,096	4,859,520
Hain Celestial Group, Inc. (The)*	87,564	1,880,437
Ingredion, Inc.	72,909	5,959,582
Lancaster Colony Corp.	21,588	2,993,176
Pilgrim’s Pride Corp.*	57,100	1,829,770
Post Holdings, Inc.*	75,054	7,943,715
Sanderson Farms, Inc.	21,500	3,253,595
Tootsie Roll Industries, Inc.(x)	18,338	681,073
TreeHouse Foods, Inc.*	61,300	3,399,085

		32,799,953

Household Products (0.2%)
Energizer Holdings, Inc.(x)	69,888	3,045,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	6,984	$368,197

		3,413,916

Personal Products (0.2%)
Edgewell Personal Care Co.*	59,088	1,919,769
Nu Skin Enterprises, Inc., Class A	60,600	2,577,318

		4,497,087

Total Consumer Staples		53,343,941

Energy (2.1%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	84,500	2,285,725
Core Laboratories NV(x)	48,400	2,256,408
Oceaneering International, Inc.*	108,024	1,463,725
Patterson-UTI Energy, Inc.	221,175	1,891,046
Transocean Ltd.*	627,990	2,807,116

		10,704,020

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Corp.(x)	282,200	2,088,280
Chesapeake Energy Corp.(x)*	1,231,500	1,736,415
CNX Resources Corp.*	204,800	1,486,848
EQT Corp.	279,000	2,968,560
Equitrans Midstream Corp.	222,720	3,240,576
Matador Resources Co.*	119,649	1,977,798
Murphy Oil Corp.	168,300	3,721,113
Oasis Petroleum, Inc.*	316,300	1,094,398
PBF Energy, Inc., Class A	111,283	3,025,785
Southwestern Energy Co.(x)*	591,092	1,140,807
World Fuel Services Corp.	71,300	2,847,722
WPX Energy, Inc.*	461,200	4,884,108

		30,212,410

Total Energy		40,916,430

Financials (16.6%)
Banks (6.8%)
Associated Banc-Corp.	177,086	3,585,991
BancorpSouth Bank	102,189	3,025,816
Bank of Hawaii Corp.	44,378	3,813,401
Bank OZK	132,000	3,599,640
Cathay General Bancorp	82,747	2,874,217
Commerce Bancshares, Inc.	107,881	6,542,983
Cullen/Frost Bankers, Inc.	62,246	5,511,883
East West Bancorp, Inc.	158,876	7,036,618
First Financial Bankshares, Inc.	148,218	4,940,106
First Horizon National Corp.	341,200	5,527,440
FNB Corp.	354,760	4,090,383
Fulton Financial Corp.	181,537	2,937,269
Hancock Whitney Corp.	95,954	3,674,558
Home BancShares, Inc.	170,000	3,195,150
International Bancshares Corp.	63,052	2,435,068
PacWest Bancorp	129,082	4,690,840
Pinnacle Financial Partners, Inc.	78,905	4,477,859
Prosperity Bancshares, Inc.(x)	75,439	5,328,257
Signature Bank	59,800	7,129,356
Sterling Bancorp	224,000	4,493,440
Synovus Financial Corp.	168,442	6,023,486
TCF Financial Corp.	167,568	6,379,314
Texas Capital Bancshares, Inc.*	54,868	2,998,536
Trustmark Corp.	70,263	2,396,671
UMB Financial Corp.	47,157	3,045,399
Umpqua Holdings Corp.	240,400	3,956,984
United Bankshares, Inc.	111,188	4,210,690
Valley National Bancorp	362,300	3,938,201
Webster Financial Corp.	100,572	4,713,810
Wintrust Financial Corp.	61,870	3,998,658

		130,572,024

Capital Markets (2.4%)
Eaton Vance Corp.	123,422	5,545,350
Evercore, Inc., Class A	43,500	3,484,350
FactSet Research Systems, Inc.	41,820	10,161,005
Federated Investors, Inc., Class B	104,975	3,402,240
Interactive Brokers Group, Inc., Class A	83,764	4,504,828
Janus Henderson Group plc	173,649	3,900,157
Legg Mason, Inc.	89,000	3,398,910
SEI Investments Co.	138,552	8,209,899
Stifel Financial Corp.	76,000	4,360,880

		46,967,619

Consumer Finance (0.7%)
FirstCash, Inc.	46,900	4,299,323
Green Dot Corp., Class A*	52,017	1,313,429
Navient Corp.	221,500	2,835,200
SLM Corp.	465,855	4,111,171

		12,559,123

Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	278,723	5,128,503

Insurance (5.8%)
Alleghany Corp.*	15,837	12,634,125
American Financial Group, Inc.	81,489	8,788,589
Brighthouse Financial, Inc.*	121,617	4,921,840
Brown & Brown, Inc.	254,882	9,191,045
CNO Financial Group, Inc.	170,284	2,695,596
First American Financial Corp.	122,424	7,224,240
Genworth Financial, Inc., Class A*	549,600	2,418,240
Hanover Insurance Group, Inc. (The)	43,214	5,857,225
Kemper Corp.	68,391	5,331,078
Mercury General Corp.	29,536	1,650,472
Old Republic International Corp.	311,187	7,334,678
Primerica, Inc.	45,700	5,814,411
Reinsurance Group of America, Inc.	68,599	10,967,608
RenaissanceRe Holdings Ltd.	48,202	9,324,677
Selective Insurance Group, Inc.	64,800	4,872,312
WR Berkley Corp.	158,023	11,414,001

		110,440,137

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.*	8,400	2,607,612
New York Community Bancorp, Inc.	510,345	6,404,830
Washington Federal, Inc.	86,633	3,204,554

		12,216,996

Total Financials		317,884,402

Health Care (9.7%)
Biotechnology (0.8%)
Exelixis, Inc.*	330,700	5,848,429
Ligand Pharmaceuticals, Inc.(x)*	20,800	2,070,432
Repligen Corp.*	50,600	3,880,514
United Therapeutics Corp.*	47,858	3,816,676

		15,616,051

Health Care Equipment & Supplies (4.0%)
Avanos Medical, Inc.*	52,100	1,951,666
Cantel Medical Corp.	40,100	2,999,480
Globus Medical, Inc., Class A*	83,655	4,276,444
Haemonetics Corp.*	55,500	7,000,770
Hill-Rom Holdings, Inc.	73,009	7,682,737
ICU Medical, Inc.*	21,000	3,351,600
Integra LifeSciences Holdings Corp.*	77,500	4,655,425
LivaNova plc*	52,841	3,899,137
Masimo Corp.*	53,627	7,979,161
NuVasive, Inc.*	56,800	3,599,984
Penumbra, Inc.(x)*	35,000	4,707,150
STERIS plc	92,520	13,368,215
West Pharmaceutical Services, Inc.	80,556	11,424,452

		76,896,221

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.(x)*	96,600	3,002,328
Amedisys, Inc.*	35,198	4,611,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	17,400	$7,265,718
Covetrus, Inc.(x)*	106,345	1,264,442
Encompass Health Corp.	107,700	6,815,256
HealthEquity, Inc.*	77,048	4,402,908
MEDNAX, Inc.*	91,960	2,080,135
Molina Healthcare, Inc.*	68,500	7,515,820
Patterson Cos., Inc.	93,900	1,673,298
Tenet Healthcare Corp.*	112,900	2,497,348

		41,128,543

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	181,986	1,998,206
Medidata Solutions, Inc.*	67,999	6,221,909

		8,220,115

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	23,484	7,814,066
Bio-Techne Corp.	41,609	8,141,633
Charles River Laboratories International, Inc.*	53,350	7,061,940
PRA Health Sciences, Inc.*	68,600	6,807,178
Syneos Health, Inc.*	67,800	3,607,638

		33,432,455

Pharmaceuticals (0.5%)
Catalent, Inc.*	159,400	7,597,004
Prestige Consumer Healthcare, Inc.*	54,800	1,901,012

		9,498,016

Total Health Care		184,791,401

Industrials (15.7%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	64,667	3,671,793
Curtiss-Wright Corp.	46,700	6,041,579
Teledyne Technologies, Inc.*	39,785	12,810,372

		22,523,744

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	100,624	7,201,660

Airlines (0.3%)
JetBlue Airways Corp.*	323,456	5,417,888

Building Products (1.3%)
Lennox International, Inc.	38,564	9,369,895
Owens Corning	118,800	7,508,160
Resideo Technologies, Inc.*	134,000	1,922,900
Trex Co., Inc.*	63,798	5,801,152

		24,602,107

Commercial Services & Supplies (1.9%)
Brink’s Co. (The)	54,600	4,529,070
Clean Harbors, Inc.*	56,116	4,332,155
Deluxe Corp.	46,845	2,302,900
Healthcare Services Group, Inc.	80,900	1,965,061
Herman Miller, Inc.	64,466	2,971,238
HNI Corp.	46,748	1,659,554
KAR Auction Services, Inc.	145,700	3,576,935
MSA Safety, Inc.	38,877	4,241,869
Stericycle, Inc.*	99,428	5,063,868
Tetra Tech, Inc.	59,631	5,173,586

		35,816,236

Construction & Engineering (1.3%)
AECOM*	172,201	6,467,870
Dycom Industries, Inc.*	34,300	1,751,015
EMCOR Group, Inc.	61,300	5,279,156
Fluor Corp.	152,761	2,922,318
Granite Construction, Inc.	51,093	1,641,618
MasTec, Inc.*	65,800	4,272,394
Valmont Industries, Inc.	23,660	3,275,490

		25,609,861

Electrical Equipment (1.2%)
Acuity Brands, Inc.	43,600	5,876,844
EnerSys	46,400	3,059,616
Hubbell, Inc.	59,407	7,806,080
nVent Electric plc	169,900	3,744,596
Regal Beloit Corp.	45,729	3,331,358

		23,818,494

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	61,834	8,999,320

Machinery (4.1%)
AGCO Corp.	69,098	5,230,719
Colfax Corp.(x)*	91,200	2,650,272
Crane Co.	55,610	4,483,834
Donaldson Co., Inc.	139,199	7,249,484
Graco, Inc.	182,123	8,384,943
ITT, Inc.	96,097	5,880,175
Kennametal, Inc.	90,012	2,766,969
Lincoln Electric Holdings, Inc.	67,471	5,853,784
Nordson Corp.	55,883	8,173,448
Oshkosh Corp.	74,721	5,663,852
Terex Corp.	71,452	1,855,608
Timken Co. (The)	74,675	3,249,109
Toro Co. (The)	116,400	8,532,120
Trinity Industries, Inc.	111,629	2,196,859
Woodward, Inc.	61,485	6,629,927

		78,801,103

Marine (0.3%)
Kirby Corp.*	65,377	5,371,374

Professional Services (0.7%)
ASGN, Inc.*	57,700	3,627,022
Insperity, Inc.	42,271	4,168,766
ManpowerGroup, Inc.	65,316	5,502,220

		13,298,008

Road & Rail (1.8%)
Avis Budget Group, Inc.*	63,800	1,802,988
Genesee & Wyoming, Inc., Class A*	61,847	6,834,712
Knight-Swift Transportation Holdings, Inc.	134,016	4,864,781
Landstar System, Inc.	43,267	4,870,999
Old Dominion Freight Line, Inc.	69,900	11,880,903
Ryder System, Inc.	58,200	3,013,014
Werner Enterprises, Inc.	48,284	1,704,425

		34,971,822

Trading Companies & Distributors (0.7%)
GATX Corp.	39,019	3,025,143
MSC Industrial Direct Co., Inc., Class A	49,154	3,565,140
NOW, Inc.*	118,800	1,362,636
Watsco, Inc.	35,623	6,026,699

		13,979,618

Total Industrials		300,411,235

Information Technology (15.0%)
Communications Equipment (1.1%)
Ciena Corp.*	169,383	6,644,895
InterDigital, Inc.	33,936	1,780,622
Lumentum Holdings, Inc.(x)*	83,906	4,494,005
NetScout Systems, Inc.*	72,900	1,681,074
Plantronics, Inc.	35,405	1,321,315
ViaSat, Inc.*	62,900	4,737,628

		20,659,539

Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	90,740	6,767,389
Avnet, Inc.	113,078	5,030,275
Belden, Inc.	42,100	2,245,614
Cognex Corp.	186,291	9,152,477
Coherent, Inc.*	26,200	4,027,464
II-VI, Inc.*	95,828	3,374,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	151,900	$5,433,463
Littelfuse, Inc.	26,889	4,767,688
National Instruments Corp.	129,529	5,438,923
SYNNEX Corp.	44,619	5,037,485
Tech Data Corp.*	38,868	4,051,600
Trimble, Inc.*	274,886	10,668,326
Vishay Intertechnology, Inc.	144,520	2,446,724
Zebra Technologies Corp., Class A*	59,144	12,205,547

		80,647,079

IT Services (2.5%)
CACI International, Inc., Class A*	27,164	6,281,947
CoreLogic, Inc.*	87,424	4,045,108
KBR, Inc.	154,561	3,792,927
LiveRamp Holdings, Inc.*	73,864	3,173,197
MAXIMUS, Inc.	69,700	5,385,022
Perspecta, Inc.	150,600	3,933,672
Sabre Corp.	298,789	6,691,380
Science Applications International Corp.	53,598	4,681,785
WEX, Inc.*	47,287	9,555,284

		47,540,322

Semiconductors & Semiconductor Equipment (3.7%)
Cirrus Logic, Inc.*	63,500	3,402,330
Cree, Inc.*	116,752	5,720,848
Cypress Semiconductor Corp.	403,300	9,413,022
First Solar, Inc.*	82,800	4,803,228
MKS Instruments, Inc.	59,500	5,490,660
Monolithic Power Systems, Inc.	43,900	6,832,157
Semtech Corp.*	72,641	3,531,079
Silicon Laboratories, Inc.*	47,350	5,272,423
Synaptics, Inc.*	35,900	1,434,205
Teradyne, Inc.	185,600	10,748,096
Universal Display Corp.	46,368	7,785,187
Versum Materials, Inc.	119,300	6,314,549

		70,747,784

Software (3.3%)
ACI Worldwide, Inc.*	127,413	3,991,212
Blackbaud, Inc.	53,700	4,851,258
CDK Global, Inc.	132,277	6,361,201
CommVault Systems, Inc.*	45,313	2,025,944
Fair Isaac Corp.*	31,577	9,584,251
j2 Global, Inc.	50,700	4,604,574
LogMeIn, Inc.	54,000	3,831,840
Manhattan Associates, Inc.*	70,200	5,663,034
PTC, Inc.*	113,147	7,714,363
Teradata Corp.*	124,575	3,861,825
Tyler Technologies, Inc.*	42,200	11,077,500

		63,567,002

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	131,430	4,147,931

Total Information Technology		287,309,657

Materials (6.0%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	66,107	5,093,544
Cabot Corp.	63,045	2,857,200
Chemours Co. (The)	178,500	2,666,790
Ingevity Corp.*	45,700	3,877,188
Minerals Technologies, Inc.	38,289	2,032,763
NewMarket Corp.	8,054	3,802,213
Olin Corp.	179,382	3,358,031
PolyOne Corp.	83,885	2,738,845
RPM International, Inc.	141,632	9,745,698
Scotts Miracle-Gro Co. (The)	43,065	4,384,878
Sensient Technologies Corp.	46,202	3,171,767
Valvoline, Inc.	205,502	4,527,209

		48,256,126

Construction Materials (0.2%)
Eagle Materials, Inc.	45,854	4,127,319

Containers & Packaging (1.1%)
AptarGroup, Inc.	69,980	8,289,131
Greif, Inc., Class A	28,601	1,083,692
Owens-Illinois, Inc.	169,700	1,742,819
Silgan Holdings, Inc.	84,942	2,551,233
Sonoco Products Co.	109,212	6,357,230

		20,024,105

Metals & Mining (1.9%)
Allegheny Technologies, Inc.*	137,656	2,787,534
Carpenter Technology Corp.	51,973	2,684,925
Commercial Metals Co.	128,763	2,237,901
Compass Minerals International, Inc.	36,969	2,088,379
Reliance Steel & Aluminum Co.	72,831	7,258,337
Royal Gold, Inc.	71,605	8,822,452
Steel Dynamics, Inc.	239,794	7,145,861
United States Steel Corp.(x)	186,400	2,152,920
Worthington Industries, Inc.	40,410	1,456,781

		36,635,090

Paper & Forest Products (0.3%)
Domtar Corp.	68,330	2,446,898
Louisiana-Pacific Corp.	134,966	3,317,464

		5,764,362

Total Materials		114,807,002

Real Estate (11.3%)
Equity Real Estate Investment Trusts (REITs) (10.9%)
Alexander & Baldwin, Inc. (REIT)	74,067	1,815,382
American Campus Communities, Inc. (REIT)	149,966	7,210,365
Brixmor Property Group, Inc. (REIT)	325,209	6,598,491
Camden Property Trust (REIT)	105,789	11,743,637
CoreCivic, Inc. (REIT)	130,031	2,246,936
CoreSite Realty Corp. (REIT)	40,300	4,910,555
Corporate Office Properties Trust (REIT)	122,202	3,639,176
Cousins Properties, Inc. (REIT)	160,252	6,023,873
CyrusOne, Inc. (REIT)	123,562	9,773,754
Douglas Emmett, Inc. (REIT)	179,800	7,700,834
EastGroup Properties, Inc. (REIT)	41,073	5,134,946
EPR Properties (REIT)	84,700	6,510,042
First Industrial Realty Trust, Inc. (REIT)	138,100	5,463,236
GEO Group, Inc. (The) (REIT)	132,315	2,294,342
Healthcare Realty Trust, Inc. (REIT)	141,055	4,725,342
Highwoods Properties, Inc. (REIT)	113,174	5,086,040
JBG SMITH Properties (REIT)	128,800	5,050,248
Kilroy Realty Corp. (REIT)	101,390	7,897,267
Lamar Advertising Co. (REIT), Class A	93,811	7,685,935
Liberty Property Trust (REIT)	172,229	8,840,515
Life Storage, Inc. (REIT)	50,900	5,365,369
Mack-Cali Realty Corp. (REIT)	98,848	2,141,048
Medical Properties Trust, Inc. (REIT)	487,336	9,532,292
National Retail Properties, Inc. (REIT)	187,362	10,567,217
Omega Healthcare Investors, Inc. (REIT)	236,408	9,879,490
Park Hotels & Resorts, Inc. (REIT)	261,747	6,535,823
Pebblebrook Hotel Trust (REIT)	142,599	3,967,104
PotlatchDeltic Corp. (REIT)	73,298	3,011,448
PS Business Parks, Inc. (REIT)	21,916	3,987,616
Rayonier, Inc. (REIT)	141,485	3,989,877
Sabra Health Care REIT, Inc. (REIT)	206,899	4,750,401
Senior Housing Properties Trust (REIT)	259,575	2,402,367
Service Properties Trust (REIT)	179,498	4,629,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Realty Capital, Inc. (REIT)	98,328	$4,705,978
Tanger Factory Outlet Centers, Inc. (REIT)(x)	102,100	1,580,508
Taubman Centers, Inc. (REIT)	66,823	2,728,383
Uniti Group, Inc. (REIT)(x)	210,902	1,637,654
Urban Edge Properties (REIT)	125,690	2,487,405
Weingarten Realty Investors (REIT)	132,057	3,846,820

		208,096,969

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	56,247	7,821,708

Total Real Estate		215,918,677

Utilities (4.9%)
Electric Utilities (1.6%)
ALLETE, Inc.	56,400	4,929,924
Hawaiian Electric Industries, Inc.	118,963	5,425,903
IDACORP, Inc.	55,009	6,197,864
OGE Energy Corp.	218,549	9,917,754
PNM Resources, Inc.	86,915	4,526,533

		30,997,978

Gas Utilities (1.9%)
National Fuel Gas Co.	94,170	4,418,456
New Jersey Resources Corp.	98,200	4,440,604
ONE Gas, Inc.	57,600	5,535,936
Southwest Gas Holdings, Inc.	59,800	5,444,192
Spire, Inc.	55,509	4,842,605
UGI Corp.	228,184	11,470,810

		36,152,603

Multi-Utilities (0.8%)
Black Hills Corp.	66,662	5,114,975
MDU Resources Group, Inc.	217,310	6,125,969
NorthWestern Corp.	55,100	4,135,255

		15,376,199

Water Utilities (0.6%)
Aqua America, Inc.	235,589	10,561,455

Total Utilities		93,088,235

Total Common Stocks (98.7%) (Cost $1,302,436,165)		1,888,426,622

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
BofA Securities, Inc., 1.92%, dated 9/30/19, due 10/1/19, repurchase price $ 2,000,107, collateralized by various Common Stocks; total market value $2,200,000.(xx)	$2,000,000	2,000,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $ 1,300,090, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,326,006.(xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $ 700,039, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $779,101.(xx)	700,000	700,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 2,611,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,663,083.(xx)	2,610,866	2,610,866
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $ 5,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $ 3,000,164, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $3,333,186.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		14,610,866

Total Short-Term Investments (0.8%) (Cost $14,610,866)		14,610,866

Total Investments in Securities (99.5%) (Cost $1,317,047,031)		1,903,037,488
Other Assets Less Liabilities (0.5%)		10,050,673

Net Assets (100%)		$1,913,088,161

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $42,227,533. This was collateralized by $29,122,634 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $14,610,866 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	115	12/2019	USD	22,287,000	(224,855)

					(224,855)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,583,826	$—	$—	$44,583,826
Consumer Discretionary	235,371,816	—	—	235,371,816
Consumer Staples	53,343,941	—	—	53,343,941
Energy	40,916,430	—	—	40,916,430
Financials	317,884,402	—	—	317,884,402
Health Care	184,791,401	—	—	184,791,401
Industrials	300,411,235	—	—	300,411,235
Information Technology	287,309,657	—	—	287,309,657
Materials	114,807,002	—	—	114,807,002
Real Estate	215,918,677	—	—	215,918,677
Utilities	93,088,235	—	—	93,088,235
Short-Term Investments
Repurchase Agreements	—	14,610,866	—	14,610,866

Total Assets	$1,888,426,622	$14,610,866	$—	$1,903,037,488

Liabilities:
Futures	$(224,855)	$—	$—	$(224,855)

Total Liabilities	$(224,855)	$—	$—	$(224,855)

Total	$1,888,201,767	$14,610,866	$—	$1,902,812,633

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$725,016,685
Aggregate gross unrealized depreciation	(139,493,386)

Net unrealized appreciation	$585,523,299

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,289,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	226,622	$2,828,243
GCI Liberty, Inc., Class A*	20,457	1,269,766

		4,098,009

Entertainment (1.1%)
Cinemark Holdings, Inc.	85,115	3,288,843
IMAX Corp.*	109,328	2,399,750
Liberty Media Corp.-Liberty Formula One, Class A*	5,816	230,255
Liberty Media Corp.-Liberty Formula One, Class C*	197,813	8,227,043
Lions Gate Entertainment Corp., Class A(x)*	11,151	103,147
Lions Gate Entertainment Corp., Class B*	22,850	199,709
Madison Square Garden Co. (The), Class A*	3,508	924,428
Take-Two Interactive Software, Inc.*	12,549	1,572,892
Viacom, Inc., Class A(x)	2,331	61,212
Viacom, Inc., Class B	73,517	1,766,613
Zynga, Inc., Class A*	138,345	805,168

		19,579,060

Interactive Media & Services (0.2%)
IAC/InterActiveCorp*	6,481	1,412,663
TripAdvisor, Inc.*	2,145	82,969
Zillow Group, Inc., Class A*	11,610	343,017
Zillow Group, Inc., Class C(x)*	25,796	769,237

		2,607,886

Media (1.2%)
CBS Corp. (Non-Voting), Class B	6,778	273,628
Discovery, Inc., Class A(x)*	32,291	859,909
Discovery, Inc., Class C*	72,877	1,794,232
DISH Network Corp., Class A*	48,787	1,662,173
Fox Corp., Class A	65,978	2,080,616
Fox Corp., Class B	30,571	964,210
Interpublic Group of Cos., Inc. (The)	72,874	1,571,163
John Wiley & Sons, Inc., Class A	9,206	404,512
Liberty Broadband Corp., Class A*	5,367	560,959
Liberty Broadband Corp., Class C*	21,711	2,272,490
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,560	729,969
Liberty Media Corp.-Liberty SiriusXM, Class C*	32,452	1,361,686
New York Times Co. (The), Class A	27,332	778,415
News Corp., Class A	79,908	1,112,320
News Corp., Class B	25,299	361,649
Nexstar Media Group, Inc., Class A	2,106	215,465
Omnicom Group, Inc.	21,231	1,662,387
Sinclair Broadcast Group, Inc., Class A	763	32,611
TEGNA, Inc.	186,301	2,893,254

		21,591,648

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	59,176	2,871,019
Sprint Corp.*	118,211	729,362
Telephone & Data Systems, Inc.	20,910	539,478
United States Cellular Corp.*	3,392	127,472

		4,267,331

Total Communication Services		52,143,934

Consumer Discretionary (6.9%)
Auto Components (1.0%)
Aptiv plc	49,955	4,367,066
BorgWarner, Inc.	266,684	9,781,969
Gentex Corp.	53,162	1,463,816
Goodyear Tire & Rubber Co. (The)	48,599	700,069
Lear Corp.	12,775	1,506,172

		17,819,092

Automobiles (0.1%)
Harley-Davidson, Inc.	32,422	1,166,219
Thor Industries, Inc.	11,010	623,607

		1,789,826

Distributors (0.2%)
Genuine Parts Co.	29,255	2,913,505
LKQ Corp.*	55,031	1,730,725

		4,644,230

Diversified Consumer Services (0.3%)
frontdoor, Inc.*	17,650	857,261
Graham Holdings Co., Class B	880	583,836
Grand Canyon Education, Inc.*	8,952	879,086
H&R Block, Inc.	36,021	850,816
Service Corp. International	23,600	1,128,316
ServiceMaster Global Holdings, Inc.*	23,874	1,334,557

		5,633,872

Hotels, Restaurants & Leisure (1.7%)
Aramark	50,960	2,220,837
Caesars Entertainment Corp.*	118,418	1,380,754
Choice Hotels International, Inc.	3,835	341,162
Dunkin’ Brands Group, Inc.	1,095	86,899
Extended Stay America, Inc.	38,950	570,228
Hilton Grand Vacations, Inc.*	15,395	492,640
Hyatt Hotels Corp., Class A	7,929	584,129
International Game Technology plc(x)	20,835	296,065
MGM Resorts International	96,559	2,676,616
Norwegian Cruise Line Holdings Ltd.*	76,872	3,979,663
Red Rock Resorts, Inc., Class A	333,577	6,773,281
Royal Caribbean Cruises Ltd.	35,744	3,872,148
Six Flags Entertainment Corp.	14,980	760,834
Vail Resorts, Inc.	16,382	3,727,888
Wyndham Destinations, Inc.	19,147	881,145
Wyndham Hotels & Resorts, Inc.	13,952	721,876
Wynn Resorts Ltd.	3,496	380,085
Yum China Holdings, Inc.	14,577	662,233

		30,408,483

Household Durables (1.5%)
DR Horton, Inc.	70,816	3,732,711
Garmin Ltd.	30,174	2,555,436
Leggett & Platt, Inc.	27,291	1,117,293
Lennar Corp., Class A	103,536	5,782,486
Lennar Corp., Class B	2,266	100,542
Mohawk Industries, Inc.*	12,401	1,538,592
Newell Brands, Inc.	78,983	1,478,562
NVR, Inc.*	1,648	6,126,193
PulteGroup, Inc.	53,564	1,957,764
Toll Brothers, Inc.	27,452	1,126,905
Whirlpool Corp.	12,883	2,040,152

		27,556,636

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.	3,800	510,758
Qurate Retail, Inc., Class A*	79,824	823,385

		1,334,143

Leisure Products (0.1%)
Brunswick Corp.	17,610	917,833
Mattel, Inc.(x)*	22,258	253,519
Polaris, Inc.	1,237	108,868

		1,280,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.3%)
Dollar General Corp.	3,205	$509,403
Dollar Tree, Inc.*	22,469	2,565,061
Kohl’s Corp.	33,882	1,682,580
Macy’s, Inc.	64,347	999,952

		5,756,996

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	10,905	1,803,687
AutoNation, Inc.*	11,204	568,043
Best Buy Co., Inc.	37,916	2,615,825
CarMax, Inc.*	18,174	1,599,312
Dick’s Sporting Goods, Inc.	13,693	558,811
Foot Locker, Inc.	22,751	981,933
Gap, Inc. (The)	45,463	789,238
L Brands, Inc.	39,989	783,384
Penske Automotive Group, Inc.	7,267	343,584
Tiffany & Co.	25,122	2,327,051
Urban Outfitters, Inc.*	14,335	402,670
Williams-Sonoma, Inc.(x)	13,259	901,347

		13,674,885

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	17,356	575,525
Carter’s, Inc.	34,562	3,152,400
Columbia Sportswear Co.	2,169	210,154
Hanesbrands, Inc.	195,949	3,001,939
PVH Corp.	15,519	1,369,241
Ralph Lauren Corp.	10,653	1,017,042
Skechers U.S.A., Inc., Class A*	17,442	651,459
Steven Madden Ltd.	89,729	3,211,401
Tapestry, Inc.	59,692	1,554,977
Under Armour, Inc., Class A*	13,325	265,700
Under Armour, Inc., Class C*	13,798	250,158
Wolverine World Wide, Inc.	26,019	735,297

		15,995,293

Total Consumer Discretionary		125,893,676

Consumer Staples (3.9%)
Beverages (0.3%)
Brown-Forman Corp., Class A	549	32,803
Brown-Forman Corp., Class B	2,450	153,811
Molson Coors Brewing Co., Class B	77,176	4,437,620

		4,624,234

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	5,687	916,517
Grocery Outlet Holding Corp.*	3,361	116,559
Kroger Co. (The)	165,568	4,268,343
Sprouts Farmers Market, Inc.*	12,845	248,422
US Foods Holding Corp.*	152,757	6,278,313

		11,828,154

Food Products (2.8%)
Archer-Daniels-Midland Co.	116,087	4,767,693
B&G Foods, Inc.(x)	110,540	2,090,312
Beyond Meat, Inc.(x)*	2,768	411,380
Bunge Ltd.	28,649	1,622,106
Cal-Maine Foods, Inc.	92,513	3,696,357
Campbell Soup Co.	15,001	703,847
Conagra Brands, Inc.	100,440	3,081,499
Flowers Foods, Inc.	237,415	5,491,409
Hain Celestial Group, Inc. (The)*	18,944	406,822
Hershey Co. (The)	3,784	586,482
Hormel Foods Corp.(x)	57,877	2,530,961
Ingredion, Inc.	13,924	1,138,148
JM Smucker Co. (The)	22,881	2,517,368
Kellogg Co.	31,617	2,034,554
Lamb Weston Holdings, Inc.	22,544	1,639,400
McCormick & Co., Inc. (Non-Voting)	9,029	1,411,233
Pilgrim’s Pride Corp.*	7,247	232,230
Post Holdings, Inc.*	103,572	10,962,061
Seaboard Corp.	54	236,250
TreeHouse Foods, Inc.*	9,605	532,597
Tyson Foods, Inc., Class A	59,944	5,163,576

		51,256,285

Household Products (0.1%)
Clorox Co. (The)	4,886	742,037
Energizer Holdings, Inc.(x)	13,244	577,173
Spectrum Brands Holdings, Inc.	8,712	459,290

		1,778,500

Personal Products (0.1%)
Coty, Inc., Class A	60,087	631,514
Herbalife Nutrition Ltd.*	18,066	683,979
Nu Skin Enterprises, Inc., Class A	11,418	485,608

		1,801,101

Total Consumer Staples		71,288,274

Energy (4.1%)
Energy Equipment & Services (0.6%)
Apergy Corp.*	16,080	434,964
Baker Hughes a GE Co.	131,582	3,052,703
Halliburton Co.	181,039	3,412,585
Helmerich & Payne, Inc.	22,204	889,714
National Oilwell Varco, Inc.	80,360	1,703,632
Patterson-UTI Energy, Inc.	42,677	364,888
Transocean Ltd.*	120,225	537,406

		10,395,892

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.(x)	46,950	347,430
Antero Resources Corp.*	54,696	165,182
Apache Corp.	78,227	2,002,611
Cabot Oil & Gas Corp.	32,317	567,810
Centennial Resource Development, Inc., Class A*	38,143	172,216
Cheniere Energy, Inc.*	20,540	1,295,252
Chesapeake Energy Corp.(x)*	270,851	381,900
Cimarex Energy Co.	134,027	6,425,254
Concho Resources, Inc.	41,392	2,810,517
Continental Resources, Inc.*	18,030	555,144
Delek US Holdings, Inc.	73,622	2,672,479
Devon Energy Corp.	84,055	2,022,363
Diamondback Energy, Inc.	67,549	6,073,330
Encana Corp.	462,696	2,128,402
EQT Corp.	52,910	562,962
Equitrans Midstream Corp.	38,169	555,359
Hess Corp.	55,931	3,382,707
HollyFrontier Corp.	31,913	1,711,813
Kosmos Energy Ltd.	74,983	467,894
Marathon Oil Corp.	167,513	2,055,384
Murphy Oil Corp.(x)	32,200	711,942
Noble Energy, Inc.	215,101	4,831,168
ONEOK, Inc.	58,240	4,291,706
Parsley Energy, Inc., Class A	23,922	401,890
PBF Energy, Inc., Class A	24,833	675,209
Pioneer Natural Resources Co.	19,991	2,514,268
Range Resources Corp.(x)	43,122	164,726
Targa Resources Corp.	47,652	1,914,181
Viper Energy Partners LP	60,837	1,683,360
Williams Cos., Inc. (The)	252,678	6,079,433
WPX Energy, Inc.*	476,061	5,041,486

		64,665,378

Total Energy		75,061,270

Financials (16.7%)
Banks (6.9%)
Associated Banc-Corp.	33,828	685,017
Atlantic Union Bankshares Corp.	77,856	2,899,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BancorpSouth Bank	72,450	$2,145,244
Bank of Hawaii Corp.	8,349	717,430
Bank OZK	190,266	5,188,554
BankUnited, Inc.	201,452	6,772,816
BOK Financial Corp.	45,966	3,638,209
Cadence Bancorp	208,635	3,659,458
CIT Group, Inc.	17,970	814,221
Citizens Financial Group, Inc.	93,389	3,303,169
Comerica, Inc.	78,104	5,154,083
Commerce Bancshares, Inc.	20,678	1,254,121
Cullen/Frost Bankers, Inc.	11,776	1,042,765
East West Bancorp, Inc.	30,229	1,338,842
Fifth Third Bancorp	152,814	4,184,047
First Citizens BancShares, Inc., Class A	1,511	712,512
First Hawaiian, Inc.	28,207	753,127
First Horizon National Corp.	153,285	2,483,217
First Midwest Bancorp, Inc.	132,369	2,578,548
First Republic Bank	75,539	7,304,621
FNB Corp.	68,262	787,061
Huntington Bancshares, Inc.	217,156	3,098,816
IBERIABANK Corp.	42,146	3,183,709
KeyCorp	209,074	3,729,880
M&T Bank Corp.	27,825	4,395,515
PacWest Bancorp	24,634	895,200
People’s United Financial, Inc.	82,695	1,292,936
Pinnacle Financial Partners, Inc.	15,488	878,944
Popular, Inc.	48,697	2,633,534
Prosperity Bancshares, Inc.	13,916	982,887
Regions Financial Corp.	208,407	3,296,999
Signature Bank	5,678	676,931
South State Corp.	32,787	2,468,861
Sterling Bancorp	515,668	10,344,300
SunTrust Banks, Inc.	92,372	6,355,194
SVB Financial Group*	28,033	5,857,495
Synovus Financial Corp.	117,546	4,203,445
TCF Financial Corp.	31,770	1,209,484
Texas Capital Bancshares, Inc.*	10,403	568,524
Umpqua Holdings Corp.	46,185	760,205
Webster Financial Corp.	19,061	893,389
Western Alliance Bancorp	81,990	3,778,099
Wintrust Financial Corp.	11,721	757,528
Zions Bancorp NA	136,066	6,057,658

		125,736,342

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	10,625	885,594
Ameriprise Financial, Inc.	23,537	3,462,293
BGC Partners, Inc., Class A	61,866	340,263
Cboe Global Markets, Inc.	17,418	2,001,502
E*TRADE Financial Corp.	41,287	1,803,829
Eaton Vance Corp.	23,491	1,055,450
Evercore, Inc., Class A	5,520	442,152
Franklin Resources, Inc.	59,106	1,705,799
Interactive Brokers Group, Inc., Class A	11,560	621,697
Invesco Ltd.	82,946	1,405,105
Janus Henderson Group plc	22,943	515,300
Lazard Ltd., Class A	13,716	480,060
Legg Mason, Inc.	18,335	700,214
Nasdaq, Inc.	24,283	2,412,516
Northern Trust Corp.	41,409	3,864,288
Raymond James Financial, Inc.	20,078	1,655,632
SEI Investments Co.	14,285	846,458
State Street Corp.	77,788	4,604,272
T. Rowe Price Group, Inc.	34,410	3,931,342
Virtu Financial, Inc., Class A(x)	6,600	107,976

		32,841,742

Consumer Finance (0.8%)
Ally Financial, Inc.	82,318	2,729,665
Credit Acceptance Corp.*	270	124,554
Discover Financial Services	43,244	3,506,656
Navient Corp.	43,118	551,910
OneMain Holdings, Inc.	13,888	509,412
Santander Consumer USA Holdings, Inc.	22,005	561,348
SLM Corp.	456,220	4,026,141
Synchrony Financial	101,213	3,450,351

		15,460,037

Diversified Financial Services (0.2%)
AXA Equitable Holdings, Inc.‡	45,240	1,002,519
Jefferies Financial Group, Inc.	55,395	1,019,268
Voya Financial, Inc.	27,610	1,503,088

		3,524,875

Insurance (6.2%)
Alleghany Corp.*	2,607	2,079,760
American Financial Group, Inc.	15,365	1,657,115
American National Insurance Co.	1,544	191,039
Arch Capital Group Ltd.*	69,006	2,896,872
Arthur J Gallagher & Co.	30,184	2,703,581
Assurant, Inc.	49,185	6,188,457
Assured Guaranty Ltd.	20,259	900,715
Athene Holding Ltd., Class A*	18,677	785,555
Axis Capital Holdings Ltd.	15,456	1,031,224
Brighthouse Financial, Inc.*	93,081	3,766,988
Brown & Brown, Inc.	126,356	4,556,397
Cincinnati Financial Corp.	31,686	3,696,806
CNA Financial Corp.	5,973	294,170
CNO Financial Group, Inc.	252,270	3,993,434
Enstar Group Ltd.*	10,758	2,043,159
Erie Indemnity Co., Class A	1,706	316,719
Everest Re Group Ltd.	5,813	1,546,781
Fidelity National Financial, Inc.	55,046	2,444,593
First American Financial Corp.	22,764	1,343,304
Globe Life, Inc.	22,559	2,160,250
Hanover Insurance Group, Inc. (The)	37,565	5,091,560
Hartford Financial Services Group, Inc. (The)	74,976	4,544,295
Kemper Corp.	47,865	3,731,077
Lancashire Holdings Ltd.	329,171	2,992,995
Lincoln National Corp.	41,768	2,519,446
Loews Corp.	54,637	2,812,713
Markel Corp.*	2,587	3,057,575
Mercury General Corp.	5,683	317,566
Old Republic International Corp.	58,859	1,387,307
Primerica, Inc.	2,416	307,388
Principal Financial Group, Inc.	57,553	3,288,578
ProAssurance Corp.	56,660	2,281,698
Reinsurance Group of America, Inc.	77,304	12,359,364
RenaissanceRe Holdings Ltd.	29,741	5,753,396
Unum Group	43,489	1,292,493
White Mountains Insurance Group Ltd.	637	687,960
Willis Towers Watson plc	71,774	13,850,229
WR Berkley Corp.	29,923	2,161,338

		113,033,897

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	114,690	1,845,362
Annaly Capital Management, Inc. (REIT)	302,876	2,665,309
Chimera Investment Corp. (REIT)	38,743	757,813
MFA Financial, Inc. (REIT)	94,288	693,960
New Residential Investment Corp. (REIT)	86,775	1,360,632
Starwood Property Trust, Inc. (REIT)	56,571	1,370,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Two Harbors Investment Corp. (REIT)	55,896	$733,914

		9,427,140

Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.	73,593	925,800
Mr Cooper Group, Inc.(x)*	319,741	3,395,649
New York Community Bancorp, Inc.	94,444	1,185,272
TFS Financial Corp.(x)	10,089	181,804

		5,688,525

Total Financials		305,712,558

Health Care (4.6%)
Biotechnology (0.2%)
Agios Pharmaceuticals, Inc.(x)*	9,570	310,068
Alkermes plc*	32,416	632,436
Alnylam Pharmaceuticals, Inc.*	3,595	289,110
Bluebird Bio, Inc.(x)*	11,458	1,052,074
Exelixis, Inc.*	36,695	648,951
Moderna, Inc.(x)*	4,196	66,800
United Therapeutics Corp.*	9,021	719,425

		3,718,864

Health Care Equipment & Supplies (1.7%)
Avanos Medical, Inc.*	38,608	1,446,256
Boston Scientific Corp.*	152,070	6,187,728
Cantel Medical Corp.	3,314	247,887
Cooper Cos., Inc. (The)	8,746	2,597,562
Dentsply Sirona, Inc.	46,406	2,473,904
Hill-Rom Holdings, Inc.	47,790	5,028,942
Hologic, Inc.*	10,902	550,442
ICU Medical, Inc.*	2,768	441,773
Integra LifeSciences Holdings Corp.*	14,703	883,209
STERIS plc	29,672	4,287,307
West Pharmaceutical Services, Inc.	3,711	526,294
Zimmer Biomet Holdings, Inc.	42,720	5,864,174

		30,535,478

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.(x)*	86,590	2,691,217
Cardinal Health, Inc.	62,092	2,930,122
Centene Corp.*	14,015	606,289
Covetrus, Inc.*	20,151	239,595
DaVita, Inc.*	25,590	1,460,421
Encompass Health Corp.	63,331	4,007,586
Henry Schein, Inc.*	27,018	1,715,643
Laboratory Corp. of America Holdings*	19,213	3,227,784
McKesson Corp.	34,340	4,692,904
MEDNAX, Inc.*	16,733	378,501
Molina Healthcare, Inc.*	2,878	315,774
Premier, Inc., Class A*	10,728	310,254
Quest Diagnostics, Inc.	27,952	2,991,703
Universal Health Services, Inc., Class B	16,569	2,464,639
WellCare Health Plans, Inc.*	979	253,727

		28,286,159

Health Care Technology (0.0%)
Change Healthcare, Inc.*	5,041	60,895

Life Sciences Tools & Services (0.7%)
Adaptive Biotechnologies Corp.*	1,055	32,600
Agilent Technologies, Inc.	58,522	4,484,541
Avantor, Inc.*	14,372	211,268
Bio-Rad Laboratories, Inc., Class A*	4,423	1,471,709
IQVIA Holdings, Inc.*	21,426	3,200,616
PerkinElmer, Inc.	17,902	1,524,713
QIAGEN NV*	46,059	1,518,565

		12,444,012

Pharmaceuticals (0.5%)
Catalent, Inc.*	30,136	1,436,282
Elanco Animal Health, Inc.*	77,989	2,073,728
Horizon Therapeutics plc*	33,758	919,230
Jazz Pharmaceuticals plc*	1,288	165,044
Mylan NV*	107,124	2,118,913
Nektar Therapeutics*	29,576	538,727
Perrigo Co. plc	26,264	1,467,895

		8,719,819

Total Health Care		83,765,227

Industrials (10.6%)
Aerospace & Defense (1.0%)
Arconic, Inc.	81,636	2,122,536
BWX Technologies, Inc.	5,024	287,423
Curtiss-Wright Corp.	8,862	1,146,477
Hexcel Corp.	1,225	100,609
Huntington Ingalls Industries, Inc.	1,737	367,879
L3Harris Technologies, Inc.	22,838	4,764,920
Moog, Inc., Class A	42,235	3,426,103
Spirit AeroSystems Holdings, Inc., Class A	2,142	176,158
Teledyne Technologies, Inc.*	7,446	2,397,538
Textron, Inc.	48,081	2,354,046
TransDigm Group, Inc.	1,921	1,000,207

		18,143,896

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	6,553	555,563
Expeditors International of Washington, Inc.	10,226	759,690
Hub Group, Inc., Class A*	146,690	6,821,085
XPO Logistics, Inc.*	7,993	572,059

		8,708,397

Airlines (1.1%)
Alaska Air Group, Inc.	89,763	5,826,516
Allegiant Travel Co.	34,586	5,176,141
American Airlines Group, Inc.	74,632	2,012,825
Copa Holdings SA, Class A	6,533	645,134
JetBlue Airways Corp.*	213,178	3,570,732
United Airlines Holdings, Inc.*	38,313	3,387,252

		20,618,600

Building Products (0.9%)
Allegion plc	4,770	494,410
AO Smith Corp.	23,649	1,128,294
Fortune Brands Home & Security, Inc.	94,758	5,183,263
JELD-WEN Holding, Inc.*	119,738	2,309,746
Lennox International, Inc.	629	152,828
Masco Corp.	60,257	2,511,512
Owens Corning	22,366	1,413,531
Resideo Technologies, Inc.*	25,533	366,398
Sanwa Holdings Corp.	219,315	2,450,243

		16,010,225

Commercial Services & Supplies (0.8%)
ADT, Inc.(x)	24,242	151,997
Clean Harbors, Inc.*	71,441	5,515,245
IAA, Inc.*	2,495	104,117
KAR Auction Services, Inc.	2,652	65,107
Republic Services, Inc.	41,553	3,596,412
Stericycle, Inc.(x)*	103,111	5,251,443

		14,684,321

Construction & Engineering (0.4%)
AECOM*	32,419	1,217,658
Fluor Corp.	29,093	556,549
Granite Construction, Inc.	49,374	1,586,387
Jacobs Engineering Group, Inc.	27,451	2,511,766
Quanta Services, Inc.	22,732	859,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	4,464	$617,996

		7,349,626

Electrical Equipment (0.9%)
Acuity Brands, Inc.	6,075	818,849
AMETEK, Inc.	9,774	897,449
EnerSys	41,293	2,722,861
GrafTech International Ltd.(x)	13,170	168,576
Hubbell, Inc.	18,221	2,394,239
nVent Electric plc	31,841	701,776
Regal Beloit Corp.	8,631	628,768
Sensata Technologies Holding plc*	178,084	8,914,885

		17,247,403

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	1,588	231,118

Machinery (2.9%)
AGCO Corp.	13,219	1,000,678
Colfax Corp.(x)*	178,115	5,176,022
Crane Co.	10,468	844,035
Cummins, Inc.	32,011	5,207,229
Dover Corp.	16,956	1,688,139
Flowserve Corp.	21,407	999,921
Fortive Corp.	47,675	3,268,598
Gardner Denver Holdings, Inc.*	27,108	766,885
Gates Industrial Corp. plc*	9,820	98,887
IDEX Corp.	7,817	1,281,050
Ingersoll-Rand plc	2,978	366,919
ITT, Inc.	18,276	1,118,308
Lincoln Electric Holdings, Inc.	685	59,431
Nordson Corp.	1,054	154,158
Oshkosh Corp.	14,226	1,078,331
PACCAR, Inc.	70,670	4,947,607
Parker-Hannifin Corp.	37,390	6,753,008
Pentair plc	34,965	1,321,677
Snap-on, Inc.	11,431	1,789,409
SPX FLOW, Inc.*	156,186	6,163,100
Stanley Black & Decker, Inc.	31,546	4,555,558
Timken Co. (The)	13,992	608,792
Trinity Industries, Inc.	22,201	436,916
WABCO Holdings, Inc.*	1,718	229,783
Wabtec Corp.	26,963	1,937,561
Woodward, Inc.	2,065	222,669

		52,074,671

Marine (0.5%)
Kirby Corp.*	104,896	8,618,255

Professional Services (0.3%)
Equifax, Inc.	3,903	549,035
IHS Markit Ltd.*	30,690	2,052,547
ManpowerGroup, Inc.	12,420	1,046,261
Nielsen Holdings plc	64,728	1,375,470

		5,023,313

Road & Rail (0.6%)
AMERCO	1,843	718,844
Genesee & Wyoming, Inc., Class A*	9,609	1,061,891
JB Hunt Transport Services, Inc.	12,333	1,364,647
Kansas City Southern	20,892	2,778,845
Knight-Swift Transportation Holdings, Inc.(x)	82,401	2,991,156
Landstar System, Inc.	766	86,236
Lyft, Inc., Class A*	6,054	247,245
Old Dominion Freight Line, Inc.	7,864	1,336,644
Ryder System, Inc.	10,867	562,585
Schneider National, Inc., Class B	11,674	253,559

		11,401,652

Trading Companies & Distributors (0.7%)
Air Lease Corp.	20,212	845,266
Aircastle Ltd.	125,635	2,817,993
Fastenal Co.	11,245	367,374
HD Supply Holdings, Inc.*	35,474	1,389,694
MSC Industrial Direct Co., Inc., Class A	9,066	657,557
United Rentals, Inc.*	4,759	593,162
Univar Solutions, Inc.*	32,806	681,052
Watsco, Inc.	6,770	1,145,349
WESCO International, Inc.*	98,077	4,685,138

		13,182,585

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	15,305	604,088

Total Industrials		193,898,150

Information Technology (6.5%)
Communications Equipment (0.7%)
Ciena Corp.*	32,218	1,263,912
CommScope Holding Co., Inc.*	39,802	468,071
EchoStar Corp., Class A*	9,903	392,357
F5 Networks, Inc.*	918	128,906
Juniper Networks, Inc.	197,877	4,897,456
Lumentum Holdings, Inc.*	65,246	3,494,576
Motorola Solutions, Inc.	8,955	1,526,021
ViaSat, Inc.*	11,823	890,508

		13,061,807

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	73,502	5,481,779
Avnet, Inc.	98,815	4,395,785
Coherent, Inc.*	28,319	4,353,197
Corning, Inc.	110,041	3,138,369
Dolby Laboratories, Inc., Class A	11,343	733,212
FLIR Systems, Inc.	25,715	1,352,352
IPG Photonics Corp.*	6,853	929,267
Itron, Inc.*	43,338	3,205,278
Jabil, Inc.	24,350	870,999
KEMET Corp.	107,488	1,954,132
Littelfuse, Inc.	4,967	880,699
National Instruments Corp.	25,494	1,070,493
Sanmina Corp.*	151,987	4,880,303
SYNNEX Corp.	8,583	969,021
Trimble, Inc.*	43,409	1,684,703

		35,899,589

IT Services (1.2%)
Akamai Technologies, Inc.*	2,897	264,728
Alliance Data Systems Corp.	7,510	962,256
Amdocs Ltd.	80,791	5,341,093
Broadridge Financial Solutions, Inc.	10,340	1,286,606
CACI International, Inc., Class A*	5,114	1,182,664
CoreLogic, Inc.*	15,778	730,048
DXC Technology Co.	54,598	1,610,641
Jack Henry & Associates, Inc.	1,859	271,358
Leidos Holdings, Inc.	76,078	6,533,579
Sabre Corp.	47,127	1,055,409
VeriSign, Inc.*	6,799	1,282,496
Western Union Co. (The)	69,424	1,608,554

		22,129,432

Semiconductors & Semiconductor Equipment (1.7%)
Axcelis Technologies, Inc.*	94,187	1,609,656
Cree, Inc.*	20,207	990,143
Cypress Semiconductor Corp.	76,853	1,793,749
First Solar, Inc.*	17,150	994,872
Ichor Holdings Ltd.*	118,764	2,871,714
Lam Research Corp.	3,701	855,338
Marvell Technology Group Ltd.	136,452	3,407,206
Maxim Integrated Products, Inc.	35,164	2,036,347
Microchip Technology, Inc.(x)	34,788	3,232,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MKS Instruments, Inc.	44,009	$4,061,151
ON Semiconductor Corp.*	84,805	1,629,104
Qorvo, Inc.*	24,594	1,823,399
Silicon Motion Technology Corp. (ADR)	73,147	2,585,746
Skyworks Solutions, Inc.	34,095	2,702,029

		30,592,607

Software (0.5%)
2U, Inc.*	7,328	119,300
Ceridian HCM Holding, Inc.*	3,344	165,093
Citrix Systems, Inc.	2,865	276,530
Dynatrace, Inc.*	1,599	29,853
LogMeIn, Inc.	10,218	725,069
Medallia, Inc.(x)*	736	20,189
Nuance Communications, Inc.*	59,434	969,369
SolarWinds Corp.*	6,663	122,932
SS&C Technologies Holdings, Inc.	72,616	3,744,807
Symantec Corp.	120,742	2,853,133

		9,026,275

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	279,928	4,246,508
Western Digital Corp.	61,059	3,641,559
Xerox Holdings Corp.	38,126	1,140,348

		9,028,415

Total Information Technology		119,738,125

Materials (5.5%)
Chemicals (2.9%)
Albemarle Corp.(x)	21,916	1,523,600
Ashland Global Holdings, Inc.	70,027	5,395,580
Axalta Coating Systems Ltd.*	245,274	7,395,011
Cabot Corp.	84,766	3,841,595
Celanese Corp.	64,099	7,838,667
CF Industries Holdings, Inc.	41,005	2,017,446
Chemours Co. (The)	33,981	507,676
Corteva, Inc.	156,131	4,371,668
Eastman Chemical Co.	28,567	2,109,102
Element Solutions, Inc.*	28,750	292,675
FMC Corp.	73,313	6,428,084
Huntsman Corp.	45,804	1,065,401
International Flavors & Fragrances, Inc.(x)	22,213	2,725,313
Mosaic Co. (The)	73,280	1,502,240
NewMarket Corp.	106	50,042
Olin Corp.	34,336	642,770
RPM International, Inc.	59,539	4,096,879
Valvoline, Inc.	39,258	864,854
Westlake Chemical Corp.	7,351	481,637

		53,150,240

Construction Materials (0.3%)
Buzzi Unicem SpA	100,090	2,295,319
Eagle Materials, Inc.	1,638	147,436
Martin Marietta Materials, Inc.	8,998	2,466,352
Vulcan Materials Co.	2,215	334,996

		5,244,103

Containers & Packaging (0.8%)
AptarGroup, Inc.	7,897	935,400
Ardagh Group SA	3,729	58,471
Avery Dennison Corp.	1,123	127,539
Berry Global Group, Inc.*	16,875	662,681
Crown Holdings, Inc.*	11,440	755,726
Graphic Packaging Holding Co.	61,158	902,080
International Paper Co.	82,119	3,434,217
Owens-Illinois, Inc.	32,325	331,978
Packaging Corp. of America	19,471	2,065,873
Sealed Air Corp.	29,923	1,242,104
Silgan Holdings, Inc.	16,129	484,434

Sonoco Products Co.	20,716	1,205,878
Westrock Co.	53,079	1,934,730

		14,141,111

Metals & Mining (1.5%)
Alcoa Corp.*	38,752	777,753
Carpenter Technology Corp.	72,957	3,768,958
Commercial Metals Co.	110,026	1,912,252
Freeport-McMoRan, Inc.	301,882	2,889,011
Newmont Goldcorp Corp.	170,226	6,454,970
Nucor Corp.	63,545	3,235,076
Reliance Steel & Aluminum Co.	52,950	5,276,997
Royal Gold, Inc.	9,237	1,138,091
Steel Dynamics, Inc.	44,157	1,315,878
United States Steel Corp.(x)	35,820	413,721

		27,182,707

Paper & Forest Products (0.0%)
Domtar Corp.	13,080	468,395

Total Materials		100,186,556

Real Estate (10.8%)
Equity Real Estate Investment Trusts (REITs) (10.4%)
Alexandria Real Estate Equities, Inc. (REIT)	23,213	3,575,731
American Assets Trust, Inc. (REIT)	26,292	1,228,888
American Campus Communities, Inc. (REIT)	168,284	8,091,095
American Homes 4 Rent LP (REIT), Class A	30,709	795,056
Apartment Investment & Management Co. (REIT), Class A	30,728	1,602,158
Apple Hospitality REIT, Inc. (REIT)	44,129	731,659
AvalonBay Communities, Inc. (REIT)	29,073	6,260,289
Boston Properties, Inc. (REIT)	32,178	4,172,199
Brandywine Realty Trust (REIT)	36,347	550,657
Brixmor Property Group, Inc. (REIT)	259,658	5,268,461
Camden Property Trust (REIT)	19,377	2,151,041
Colony Capital, Inc. (REIT)	94,068	566,289
Columbia Property Trust, Inc. (REIT)	24,197	511,767
CoreSite Realty Corp. (REIT)	1,645	200,443
Corporate Office Properties Trust (REIT)	145,128	4,321,912
Cousins Properties, Inc. (REIT)	30,189	1,134,805
CubeSmart LP (REIT)	244,957	8,548,999
CyrusOne, Inc. (REIT)	23,441	1,854,183
Digital Realty Trust, Inc. (REIT)	43,259	5,615,451
Douglas Emmett, Inc. (REIT)	34,395	1,473,138
Duke Realty Corp. (REIT)	74,780	2,540,277
Empire State Realty Trust, Inc. (REIT), Class A	30,572	436,262
EPR Properties (REIT)	16,113	1,238,445
Equity Commonwealth (REIT)	25,180	862,415
Equity LifeStyle Properties, Inc. (REIT)	12,540	1,675,344
Equity Residential (REIT)	76,117	6,565,852
Essex Property Trust, Inc. (REIT)	13,609	4,445,380
Extra Space Storage, Inc. (REIT)	4,838	565,175
Federal Realty Investment Trust (REIT)	15,520	2,112,893
First Industrial Realty Trust, Inc. (REIT)	70,729	2,798,039
Gaming and Leisure Properties, Inc. (REIT)	135,140	5,167,754
HCP, Inc. (REIT)	102,616	3,656,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Trust of America, Inc. (REIT), Class A	42,572	$1,250,765
Highwoods Properties, Inc. (REIT)	104,675	4,704,094
Host Hotels & Resorts, Inc. (REIT)	150,976	2,610,375
Hudson Pacific Properties, Inc. (REIT)	31,519	1,054,626
Invitation Homes, Inc. (REIT)	102,076	3,022,470
Iron Mountain, Inc. (REIT)	52,664	1,705,787
iStar, Inc. (REIT)	258,502	3,373,451
JBG SMITH Properties (REIT)	25,314	992,562
Kilroy Realty Corp. (REIT)	20,628	1,606,715
Kimco Realty Corp. (REIT)	84,045	1,754,860
Liberty Property Trust (REIT)	32,401	1,663,143
Life Storage, Inc. (REIT)	40,688	4,288,922
Macerich Co. (The) (REIT)(x)	29,422	929,441
Medical Properties Trust, Inc. (REIT)	92,550	1,810,278
Mid-America Apartment Communities, Inc. (REIT)	56,624	7,361,686
National Retail Properties, Inc. (REIT)	33,719	1,901,752
Omega Healthcare Investors, Inc. (REIT)	44,378	1,854,557
Outfront Media, Inc. (REIT)	24,818	689,444
Paramount Group, Inc. (REIT)	42,223	563,677
Park Hotels & Resorts, Inc. (REIT)	120,299	3,003,866
Physicians Realty Trust (REIT)	188,630	3,348,182
Rayonier, Inc. (REIT)	26,948	759,934
Realty Income Corp. (REIT)	66,419	5,093,009
Regency Centers Corp. (REIT)	34,792	2,417,696
Retail Properties of America, Inc. (REIT), Class A	44,489	548,104
Service Properties Trust (REIT)	34,024	877,479
SITE Centers Corp. (REIT)	28,942	437,314
SL Green Realty Corp. (REIT)	17,064	1,394,982
Spirit Realty Capital, Inc. (REIT)	18,679	893,977
STORE Capital Corp. (REIT)	130,440	4,879,760
Sun Communities, Inc. (REIT)	14,114	2,095,223
Taubman Centers, Inc. (REIT)	12,059	492,369
UDR, Inc. (REIT)	57,321	2,778,922
Ventas, Inc. (REIT)	77,656	5,671,218
VEREIT, Inc. (REIT)	219,911	2,150,730
VICI Properties, Inc. (REIT)(x)	96,212	2,179,202
Vornado Realty Trust (REIT)	35,966	2,289,955
Weingarten Realty Investors (REIT)	25,367	738,941
Welltower, Inc. (REIT)	84,598	7,668,809
Weyerhaeuser Co. (REIT)	155,055	4,295,023
WP Carey, Inc. (REIT)	35,169	3,147,625

		191,019,190

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	43,927	2,328,570
Howard Hughes Corp. (The)*	5,734	743,127
Jones Lang LaSalle, Inc.	25,752	3,581,073

		6,652,770

Total Real Estate		197,671,960

Utilities (7.4%)
Electric Utilities (2.9%)
Alliant Energy Corp.	115,016	6,202,813
Avangrid, Inc.	11,721	612,422
Edison International	73,001	5,505,736
Entergy Corp.	41,609	4,883,232
Evergy, Inc.	86,898	5,783,931
Eversource Energy	67,709	5,787,088
FirstEnergy Corp.	110,396	5,324,399
Hawaiian Electric Industries, Inc.	22,653	1,033,204
IDACORP, Inc.	10,521	1,185,401
OGE Energy Corp.	41,661	1,890,576
PG&E Corp.*	110,317	1,103,170
Pinnacle West Capital Corp.	23,347	2,266,293
PPL Corp.	150,627	4,743,244
Xcel Energy, Inc.	107,154	6,953,223

		53,274,732

Gas Utilities (1.1%)
Atmos Energy Corp.	24,459	2,785,636
National Fuel Gas Co.(x)	17,057	800,314
South Jersey Industries, Inc.	58,973	1,940,801
UGI Corp.	313,015	15,735,264

		21,262,015

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	138,127	2,256,995
NRG Energy, Inc.	52,596	2,082,802
Vistra Energy Corp.	88,280	2,359,724

		6,699,521

Multi-Utilities (2.6%)
Ameren Corp.	50,995	4,082,150
CenterPoint Energy, Inc.	104,653	3,158,427
CMS Energy Corp.	58,843	3,763,010
Consolidated Edison, Inc.	69,524	6,567,932
DTE Energy Co.	38,037	5,057,399
MDU Resources Group, Inc.	41,111	1,158,919
NiSource, Inc.	77,477	2,318,112
Public Service Enterprise Group, Inc.	105,160	6,528,333
Sempra Energy	57,183	8,440,783
WEC Energy Group, Inc.	65,676	6,245,788

		47,320,853

Water Utilities (0.4%)
American Water Works Co., Inc.	37,568	4,667,073
Aqua America, Inc.	44,895	2,012,643

		6,679,716

Total Utilities		135,236,837

Total Common Stocks (79.9%) (Cost $1,200,070,846)		1,460,596,567

EXCHANGE TRADED FUNDS (ETF):
Equity (10.1%)
iShares Core S&P Mid-Cap ETF	3,855	744,902
iShares Morningstar Mid-Cap ETF	4,666	922,794
iShares Morningstar Mid-Cap Growth ETF	15,230	3,707,396
iShares Morningstar Mid-Cap Value ETF(x)‡	133,237	21,427,174
iShares Russell Mid-Cap ETF(x)	11,620	650,139
iShares Russell Mid-Cap Growth ETF(x)	41,954	5,930,198
iShares Russell Mid-Cap Value ETF	705,375	63,272,137
iShares S&P Mid-Cap 400 Growth ETF(x)	53,660	12,012,328
iShares S&P Mid-Cap 400 Value ETF(x)	193,121	30,880,048
SPDR S&P 400 MidCap Value ETF(x)	46,188	2,370,368
Vanguard Mid-Cap Growth ETF(x)	49,900	7,390,689
Vanguard Mid-Cap Value ETF(x)	308,100	34,815,300

Total Exchange Traded Funds (10.1%) (Cost $86,603,752)		184,123,473

SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	65,346,881	65,366,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $ 400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)	$400,000	$400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $ 300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $ 8,002,909, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $8,160,001.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $ 200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $ 4,929,879, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $5,028,148.(xx)	4,929,557	4,929,557
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $ 7,000,383, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $7,777,433.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.00%, dated 9/30/19, due 10/7/19, repurchase price $ 500,194, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $555,531.(xx)	500,000	500,000

Total Repurchase Agreements		21,329,557

Total Short-Term Investments (4.8%) (Cost $86,678,098)		86,696,042

Total Investments in Securities (94.8%) (Cost $1,373,352,696)		1,731,416,082
Other Assets Less Liabilities (5.2%)		95,829,989

Net Assets (100%)		$1,827,246,071

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $39,976,136. This was collateralized by $20,264,834 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $21,329,557 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA Equitable Holdings, Inc.	45,240	752,341	—	—	—	250,178	1,002,519	19,453	—
iShares Morningstar Mid-Cap Value ETF(x)	133,237	18,534,599	—	—	—	2,892,575	21,427,174	385,657	—

Total		19,286,940	—	—	—	3,142,753	22,429,693	405,110	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	510	12/2019	USD	38,887,500	(1,447,525)
S&P 500 E-Mini Index	262	12/2019	USD	39,018,350	(429,570)
S&P Midcap 400 E-Mini Index	403	12/2019	USD	78,101,400	(1,116,563)

					(2,993,658)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$49,272,915	$2,871,019	$—	$52,143,934
Consumer Discretionary	125,893,676	—	—	125,893,676
Consumer Staples	71,288,274	—	—	71,288,274
Energy	75,061,270	—	—	75,061,270
Financials	302,719,563	2,992,995	—	305,712,558
Health Care	83,765,227	—	—	83,765,227
Industrials	191,447,907	2,450,243	—	193,898,150
Information Technology	119,738,125	—	—	119,738,125
Materials	97,891,237	2,295,319	—	100,186,556
Real Estate	197,671,960	—	—	197,671,960
Utilities	135,236,837	—	—	135,236,837
Exchange Traded Funds	184,123,473	—	—	184,123,473
Short-Term Investments
Investment Company	65,366,485	—	—	65,366,485
Repurchase Agreements	—	21,329,557	—	21,329,557

Total Assets	$1,699,476,949	$31,939,133	$—	$1,731,416,082

Liabilities:
Futures	$(2,993,658)	$—	$—	$(2,993,658)

Total Liabilities	$(2,993,658)	$—	$—	$(2,993,658)

Total	$1,696,483,291	$31,939,133	$—	$1,728,422,424

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,269,566
Aggregate gross unrealized depreciation	(139,237,229)

Net unrealized appreciation	$344,032,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,384,390,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (1.1%)
Anterix, Inc.*	66,408	$2,403,970
Bandwidth, Inc., Class A*	2,146	139,726
Cogent Communications Holdings, Inc.	6,712	369,831
IDT Corp., Class B*	1,970	20,744
Ooma, Inc.*	3,210	33,384
ORBCOMM, Inc.*	9,323	44,377
Pareteum Corp.(x)*	7,796	10,057
Vonage Holdings Corp.*	24,560	277,528

		3,299,617

Entertainment (0.2%)
Eros International plc*	880	1,681
Glu Mobile, Inc.*	18,312	91,377
IMAX Corp.*	8,345	183,173
Liberty Media Corp.-Liberty Braves, Class A*	1,669	46,448
Liberty Media Corp.-Liberty Braves, Class C*	5,776	160,284
LiveXLive Media, Inc.(x)*	4,399	8,820
Rosetta Stone, Inc.*	436	7,586

		499,369

Interactive Media & Services (0.4%)
Care.com, Inc.*	3,216	33,607
Cargurus, Inc.*	11,836	366,324
Cars.com, Inc.*	1,468	13,183
Eventbrite, Inc., Class A(x)*	5,791	102,559
EverQuote, Inc., Class A(x)*	1,375	29,342
Liberty TripAdvisor Holdings, Inc., Class A*	11,515	108,356
Meet Group, Inc. (The)*	7,524	24,641
QuinStreet, Inc.*	7,132	89,792
Travelzoo*	729	7,793
TrueCar, Inc.*	14,217	48,338
Yelp, Inc.*	11,063	384,439

		1,208,374

Media (1.0%)
Boston Omaha Corp., Class A(x)*	1,166	23,122
Cardlytics, Inc.*	2,217	74,314
Central European Media Enterprises Ltd., Class A*	13,898	62,471
Clear Channel Outdoor Holdings, Inc.*	1,548	3,901
Entravision Communications Corp., Class A	1,818	5,781
Fluent, Inc.*	6,401	17,507
Gray Television, Inc.*	5,839	95,292
Hemisphere Media Group, Inc.*	2,516	30,745
Loral Space & Communications, Inc.*	2,052	84,953
MDC Partners, Inc., Class A*	9,307	26,246
Meredith Corp.	6,389	234,221
National CineMedia, Inc.	1,048	8,593
New York Times Co. (The), Class A	83,768	2,385,713
TechTarget, Inc.*	3,565	80,302

		3,133,161

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,853	76,069
Gogo, Inc.(x)*	8,765	52,853
Shenandoah Telecommunications Co.	7,656	243,231

		372,153

Total Communication Services		8,512,674

Consumer Discretionary (13.8%)
Auto Components (0.4%)
Dorman Products, Inc.*	4,294	341,545
Fox Factory Holding Corp.*	5,997	373,253
Gentherm, Inc.*	5,242	215,368
LCI Industries	3,905	358,674
Standard Motor Products, Inc.	717	34,810
Stoneridge, Inc.*	505	15,640

		1,339,290

Automobiles (0.0%)
Winnebago Industries, Inc.	3,489	133,803

Distributors (0.1%)
Core-Mark Holding Co., Inc	7,267	233,380
Funko, Inc., Class A*	2,780	57,198
Greenlane Holdings, Inc., Class A(x)*	903	3,061

		293,639

Diversified Consumer Services (2.9%)
Career Education Corp.*	11,013	174,997
Chegg, Inc.*	163,334	4,891,853
Collectors Universe, Inc.	1,193	33,977
K12, Inc.*	494	13,042
Regis Corp.*	297	6,005
Select Interior Concepts, Inc., Class A*	1,012	13,126
ServiceMaster Global Holdings, Inc.*	49,936	2,791,422
Sotheby’s*	5,039	287,122
Strategic Education, Inc.	3,404	462,535

		8,674,079

Hotels, Restaurants & Leisure (2.1%)
Biglari Holdings, Inc., Class B*	124	13,516
BJ’s Restaurants, Inc.	3,240	125,842
Bloomin’ Brands, Inc.	13,888	262,900
Boyd Gaming Corp.	11,623	278,371
Brinker International, Inc.	4,509	192,399
Carrols Restaurant Group, Inc.*	386	3,200
Cheesecake Factory, Inc. (The)(x)	6,627	276,213
Churchill Downs, Inc.	5,614	693,076
Chuy’s Holdings, Inc.*	692	17,134
Cracker Barrel Old Country Store, Inc.(x)	3,074	499,986
Dave & Buster’s Entertainment, Inc.	5,830	227,078
Denny’s Corp.*	6,980	158,900
Dine Brands Global, Inc.	1,541	116,900
Drive Shack, Inc.*	8,772	37,807
Eldorado Resorts, Inc.(x)*	10,511	419,074
Empire Resorts, Inc.*	242	2,330
Everi Holdings, Inc.*	11,022	93,246
Golden Entertainment, Inc.*	1,414	18,792
Habit Restaurants, Inc. (The), Class A*	1,067	9,326
Inspired Entertainment, Inc.*	1,279	9,196
Jack in the Box, Inc.	657	59,866
Kura Sushi USA, Inc., Class A*	274	5,376
Lindblad Expeditions Holdings, Inc.*	3,603	60,386
Marriott Vacations Worldwide Corp.	1,230	127,440
Monarch Casino & Resort, Inc.*	1,482	61,785
Nathan’s Famous, Inc.	204	14,657
Noodles & Co.(x)*	4,617	26,132
Papa John’s International, Inc.(x)	3,147	164,745
Penn National Gaming, Inc.*	2,028	37,772
PlayAGS, Inc.*	4,355	44,769
Red Rock Resorts, Inc., Class A	11,133	226,056
Ruth’s Hospitality Group, Inc.	4,465	91,153
Scientific Games Corp., Class A*	8,890	180,912
SeaWorld Entertainment, Inc.*	7,524	198,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Shake Shack, Inc., Class A*	4,628	$453,729
Target Hospitality Corp.(x)*	5,395	36,740
Texas Roadhouse, Inc.	10,529	552,983
Twin River Worldwide Holdings, Inc.	3,140	71,686
Wingstop, Inc.	4,325	377,486

		6,246,991

Household Durables (1.2%)
Cavco Industries, Inc.*	1,374	263,932
Century Communities, Inc.*	1,812	55,502
GoPro, Inc., Class A(x)*	18,622	96,555
Green Brick Partners, Inc.*	324	3,467
Hamilton Beach Brands Holding Co., Class A	971	15,701
Helen of Troy Ltd.*	4,008	631,901
Hooker Furniture Corp.	148	3,173
Installed Building Products, Inc.*	3,613	207,169
iRobot Corp.(x)*	4,361	268,943
KB Home	2,756	93,704
La-Z-Boy, Inc.	3,079	103,424
Legacy Housing Corp.*	390	6,318
LGI Homes, Inc.*	3,211	267,541
Lovesac Co. (The)*	1,390	25,951
Mohawk Group Holdings, Inc.(x)*	45,443	355,364
Purple Innovation, Inc.(x)*	130	979
Skyline Champion Corp.*	8,045	242,074
Sonos, Inc.*	11,348	152,177
Taylor Morrison Home Corp., Class A*	2,343	60,777
TopBuild Corp.*	5,415	522,168
Universal Electronics, Inc.*	1,915	97,474
ZAGG, Inc.(x)*	289	1,812

		3,476,106

Internet & Direct Marketing Retail (4.4%)
1-800-Flowers.com, Inc., Class A*	4,039	59,757
Duluth Holdings, Inc., Class B(x)*	1,738	14,738
Etsy, Inc.*	46,903	2,650,020
Farfetch Ltd., Class A*	236,848	2,046,367
Groupon, Inc.*	71,978	191,461
Leaf Group Ltd.*	2,353	9,883
MakeMyTrip Ltd.*	101,698	2,307,528
Overstock.com, Inc.(x)*	148,717	1,574,913
PetMed Express, Inc.(x)	920	16,578
Quotient Technology, Inc.*	1,354	10,588
RealReal, Inc. (The)(x)*	84,386	1,886,871
Rubicon Project, Inc. (The)*	5,252	45,745
Shutterstock, Inc.*	3,027	109,335
Stitch Fix, Inc., Class A(x)*	127,944	2,462,922
Waitr Holdings, Inc.(x)*	1,659	2,132

		13,388,838

Leisure Products (0.1%)
Clarus Corp.	1,330	15,594
Johnson Outdoors, Inc., Class A	485	28,402
Malibu Boats, Inc., Class A*	3,383	103,790
Marine Products Corp.	1,063	15,052
MasterCraft Boat Holdings, Inc.*	3,003	44,820
Sturm Ruger & Co., Inc.	2,427	101,352
YETI Holdings, Inc.(x)*	4,932	138,096

		447,106

Specialty Retail (1.2%)
Aaron’s, Inc.	9,543	613,233
American Eagle Outfitters, Inc.	23,401	379,564
America’s Car-Mart, Inc.*	981	89,958
Asbury Automotive Group, Inc.*	3,071	314,255
At Home Group, Inc.(x)*	524	5,041
Boot Barn Holdings, Inc.*	4,462	155,724
Camping World Holdings, Inc., Class A(x)	5,354	47,651
Children’s Place, Inc. (The)(x)	2,453	188,856
Designer Brands, Inc., Class A	3,719	63,669
Hibbett Sports, Inc.*	255	5,839
Hudson Ltd., Class A*	438	5,374
Lithia Motors, Inc., Class A	2,178	288,324
Lumber Liquidators Holdings, Inc.(x)*	893	8,814
MarineMax, Inc.*	218	3,375
Monro, Inc.	5,200	410,852
Murphy USA, Inc.*	848	72,334
National Vision Holdings, Inc.*	12,481	300,418
Rent-A-Center, Inc.	7,779	200,620
RH(x)*	748	127,781
Sleep Number Corp.*	4,224	174,536
Tailored Brands, Inc.	7,184	31,610
Winmark Corp.	153	26,988

		3,514,816

Textiles, Apparel & Luxury Goods (1.4%)
Brunello Cucinelli SpA(x)	78,451	2,443,809
Centric Brands, Inc.(x)*	2,650	6,651
Crocs, Inc.*	9,903	274,907
Deckers Outdoor Corp.*	4,669	688,024
Kontoor Brands, Inc.	1,702	59,740
Oxford Industries, Inc.	1,061	76,074
Steven Madden Ltd.	13,410	479,944
Superior Group of Cos., Inc.	497	8,012
Wolverine World Wide, Inc.	6,487	183,323

		4,220,484

Total Consumer Discretionary		41,735,152

Consumer Staples (1.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,333	485,318
Celsius Holdings, Inc.(x)*	4,372	15,193
Coca-Cola Consolidated, Inc.	753	228,814
Craft Brew Alliance, Inc.*	290	2,375
MGP Ingredients, Inc.(x)	2,059	102,291
National Beverage Corp.(x)	1,914	84,905
New Age Beverages Corp.(x)*	11,789	32,538
Primo Water Corp.*	5,481	67,307

		1,018,741

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club Holdings, Inc.*	6,115	158,195
Chefs’ Warehouse, Inc. (The)*	3,937	158,740
HF Foods Group, Inc.(x)*	1,219	20,784
Performance Food Group Co.*	16,421	755,530
PriceSmart, Inc.	311	22,112

		1,115,361

Food Products (0.7%)
B&G Foods, Inc.(x)	1,000	18,910
Bridgford Foods Corp.*	280	8,447
Calavo Growers, Inc.	2,578	245,374
Freshpet, Inc.*	5,493	273,387
J&J Snack Foods Corp.	2,416	463,872
John B Sanfilippo & Son, Inc.	1,375	132,825
Lancaster Colony Corp.	2,209	306,278
Limoneira Co.	666	12,228
Sanderson Farms, Inc.	2,667	403,597
Tootsie Roll Industries, Inc.(x)	2,324	86,313

		1,951,231

Household Products (0.1%)
WD-40 Co.	2,194	402,687

Personal Products (0.2%)
elf Beauty, Inc.*	662	11,591
Inter Parfums, Inc.	2,804	196,196
Lifevantage Corp.*	2,252	30,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.(x)	1,809	$187,467
Revlon, Inc., Class A(x)*	974	22,879
USANA Health Sciences, Inc.*	2,054	140,473
Youngevity International, Inc.*	1,329	5,941

		595,399

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	18,699	42,260
Turning Point Brands, Inc.(x)	1,355	31,246
Vector Group Ltd.(x)	16,693	198,808

		272,314

Total Consumer Staples		5,355,733

Energy (0.3%)
Energy Equipment & Services (0.1%)
Cactus, Inc., Class A*	7,494	216,876
DMC Global, Inc.(x)	2,256	99,219
FTS International, Inc.*	2,473	5,539
Liberty Oilfield Services, Inc., Class A(x)	2,490	26,967
ProPetro Holding Corp.*	7,152	65,012
RigNet, Inc.*	2,058	15,949
Solaris Oilfield Infrastructure, Inc., Class A(x)	4,990	66,966
US Well Services, Inc.(x)*	2,524	5,528

		502,056

Oil, Gas & Consumable Fuels (0.2%)
Altus Midstream Co.(x)*	8,242	23,325
Ardmore Shipping Corp.*	1,083	7,245
Brigham Minerals, Inc., Class A(x)	1,878	37,372
CVR Energy, Inc.	1,940	85,418
Dorian LPG Ltd.*	954	9,883
Evolution Petroleum Corp.	3,539	20,668
Falcon Minerals Corp.(x)	1,069	6,147
GasLog Ltd.	4,393	56,450
Golar LNG Ltd.	1,272	16,523
Goodrich Petroleum Corp.*	844	8,972
Isramco, Inc.*	110	13,496
Jagged Peak Energy, Inc.(x)*	6,576	47,742
Matador Resources Co.*	1,872	30,944
NextDecade Corp.(x)*	1,888	10,875
PrimeEnergy Resources Corp.(x)*	61	7,015
Ring Energy, Inc.*	4,417	7,244
Rosehill Resources, Inc.*	1,660	3,237
Tellurian, Inc.(x)*	15,055	125,182
Uranium Energy Corp.(x)*	29,617	28,874

		546,612

Total Energy		1,048,668

Financials (4.4%)
Banks (0.8%)
Ameris Bancorp	1,559	62,734
Atlantic Capital Bancshares, Inc.*	314	5,445
Bank First Corp.(x)	880	58,238
Bank of NT Butterfield & Son Ltd. (The)	2,922	86,608
Baycom Corp.*	529	12,014
Cambridge Bancorp	195	14,627
Century Bancorp, Inc., Class A	67	5,869
City Holding Co.	197	15,021
CNB Financial Corp.	150	4,305
Coastal Financial Corp.*	693	10,471
ConnectOne Bancorp, Inc.	1,364	30,281
Eagle Bancorp, Inc.	304	13,564
Esquire Financial Holdings, Inc.*	294	7,291
FB Financial Corp.	1,302	48,890
Fidelity D&D Bancorp, Inc.	172	10,707
First Financial Bankshares, Inc.	20,850	694,931
First Financial Corp.	186	8,085
First Foundation, Inc.	2,039	31,146
Glacier Bancorp, Inc.	1,830	74,042
Hanmi Financial Corp.	520	9,766
HarborOne Bancorp, Inc.*	2,102	21,157
Heritage Commerce Corp.	772	9,075
HomeTrust Bancshares, Inc.	707	18,432
Independent Bank Corp.	1,021	21,763
Independent Bank Corp./MA	496	37,026
Independent Bank Group, Inc.	1,412	74,285
Investar Holding Corp.	490	11,662
Lakeland Financial Corp.	3,051	134,183
LegacyTexas Financial Group, Inc.	3,004	130,764
Malvern Bancorp, Inc.*	181	3,951
Midland States Bancorp, Inc.	306	7,971
National Bank Holdings Corp., Class A	1,578	53,952
People’s Utah Bancorp	249	7,044
Preferred Bank	664	34,780
Reliant Bancorp, Inc.	167	4,005
Seacoast Banking Corp. of Florida*	1,353	34,244
ServisFirst Bancshares, Inc.	6,315	209,342
Stock Yards Bancorp, Inc.	613	22,491
TriState Capital Holdings, Inc.*	852	17,926
Triumph Bancorp, Inc.*	1,830	58,359
Union Bankshares, Inc.	166	5,239
United Community Banks, Inc.	1,025	29,059
Unity Bancorp, Inc.	140	3,101
Veritex Holdings, Inc.	2,501	60,687
West Bancorporation, Inc.	492	10,696
Westamerica Bancorp	703	43,713

		2,268,942

Capital Markets (0.8%)
Ares Management Corp.	10,690	286,599
Artisan Partners Asset Management, Inc., Class A	4,244	119,850
Assetmark Financial Holdings, Inc.*	1,019	26,545
Blucora, Inc.*	5,519	119,431
Cohen & Steers, Inc.	3,640	199,945
Cowen, Inc., Class A(x)*	2,080	32,011
Diamond Hill Investment Group, Inc.	446	61,606
Federated Investors, Inc., Class B	15,408	499,373
Focus Financial Partners, Inc., Class A*	4,814	114,573
GAMCO Investors, Inc., Class A	679	13,274
Greenhill & Co., Inc.	2,572	33,745
Hamilton Lane, Inc., Class A	3,483	198,392
Houlihan Lokey, Inc.	6,587	297,074
Ladenburg Thalmann Financial Services, Inc.	17,656	41,845
Moelis & Co., Class A	6,168	202,619
PJT Partners, Inc., Class A	2,138	87,017
Pzena Investment Management, Inc., Class A	2,836	25,297
Safeguard Scientifics, Inc.*	3,144	35,653
Sculptor Capital Management, Inc.	1,430	27,856
Siebert Financial Corp.*	1,136	10,451
Silvercrest Asset Management Group, Inc., Class A	1,496	18,401
Value Line, Inc.	160	3,640
Virtus Investment Partners, Inc.	135	14,927
WisdomTree Investments, Inc.	8,292	43,326

		2,513,450

Consumer Finance (0.3%)
Curo Group Holdings Corp.(x)*	2,810	37,317
Elevate Credit, Inc.*	2,153	9,064
Enova International, Inc.*	3,538	73,414
FirstCash, Inc.	6,768	620,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Green Dot Corp., Class A*	6,391	$161,373
Regional Management Corp.*	678	19,092
World Acceptance Corp.*	583	74,338

		995,021

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	9,849

Insurance (1.4%)
Crawford & Co., Class A	2,303	25,057
eHealth, Inc.*	3,554	237,372
Enstar Group Ltd.*	316	60,015
FedNat Holding Co.	885	12,381
Global Indemnity Ltd.	265	6,617
Goosehead Insurance, Inc., Class A	1,829	90,261
Health Insurance Innovations, Inc., Class A(x)*	1,597	39,813
Heritage Insurance Holdings, Inc.	411	6,144
Investors Title Co.	32	5,123
James River Group Holdings Ltd.	2,283	116,981
Kinsale Capital Group, Inc.	3,269	337,720
MBIA, Inc.*	1,271	11,731
National General Holdings Corp.	6,496	149,538
Palomar Holdings, Inc.*	928	36,582
ProSight Global, Inc.*	558	10,803
RLI Corp.	6,393	593,974
Selective Insurance Group, Inc.	4,254	319,858
State Auto Financial Corp.	140	4,535
Trupanion, Inc.(x)*	86,188	2,190,899
United Fire Group, Inc.	291	13,671
Universal Insurance Holdings, Inc.	1,616	48,464

		4,317,539

Thrifts & Mortgage Finance (1.1%)
Axos Financial, Inc.*	5,856	161,918
Entegra Financial Corp.*	142	4,266
Essent Group Ltd.	7,848	374,114
Federal Agricultural Mortgage Corp., Class C	452	36,910
FS Bancorp, Inc.	84	4,410
Greene County Bancorp, Inc.	392	10,741
Hingham Institution for Savings	115	21,735
Kearny Financial Corp.	4,289	55,929
LendingTree, Inc.*	6,531	2,027,418
Meridian Bancorp, Inc.	1,073	20,119
Meta Financial Group, Inc.	3,325	108,428
Mr Cooper Group, Inc.*	5,939	63,072
NMI Holdings, Inc., Class A*	10,467	274,864
PCSB Financial Corp.	249	4,978
Southern Missouri Bancorp, Inc.	86	3,133
United Community Financial Corp.	1,263	13,615
Walker & Dunlop, Inc.	500	27,965
Waterstone Financial, Inc.	319	5,480

		3,219,095

Total Financials		13,323,896

Health Care (29.0%)
Biotechnology (7.1%)
ACADIA Pharmaceuticals, Inc.*	16,807	604,884
Acceleron Pharma, Inc.*	5,944	234,847
ADMA Biologics, Inc.*	7,206	32,067
Aduro Biotech, Inc.*	8,936	9,472
Adverum Biotechnologies, Inc.(x)*	8,667	47,235
Aeglea BioTherapeutics, Inc.*	712	5,475
Affimed NV*	8,113	23,852
Agenus, Inc.*	17,103	44,126
AgeX Therapeutics, Inc.(x)*	3,401	6,666
Aimmune Therapeutics, Inc.(x)*	7,076	148,171
Akcea Therapeutics, Inc.(x)*	2,056	31,642
Akero Therapeutics, Inc.*	582	13,240
Albireo Pharma, Inc.*	1,682	33,640
Alder Biopharmaceuticals, Inc.(x)*	11,594	218,663
Aldeyra Therapeutics, Inc.(x)*	2,401	12,653
Alector, Inc.*	4,820	69,504
Allakos, Inc.(x)*	3,106	244,225
Allogene Therapeutics, Inc.(x)*	6,179	168,409
Alnylam Pharmaceuticals, Inc.*	9,666	777,340
Amicus Therapeutics, Inc.*	40,715	326,534
AnaptysBio, Inc.*	3,291	115,152
Anavex Life Sciences Corp.(x)*	6,947	21,953
Apellis Pharmaceuticals, Inc.*	7,707	185,662
Arena Pharmaceuticals, Inc.*	6,405	293,157
ArQule, Inc.*	16,182	116,025
Arrowhead Pharmaceuticals, Inc.(x)*	14,894	419,713
Assembly Biosciences, Inc.*	405	3,981
Atara Biotherapeutics, Inc.*	8,178	115,473
Athenex, Inc.*	10,868	132,209
Athersys, Inc.(x)*	21,061	28,011
Atreca, Inc., Class A(x)*	794	9,719
Audentes Therapeutics, Inc.*	7,166	201,293
Avid Bioservices, Inc.*	8,298	43,979
Avrobio, Inc.*	3,268	46,144
Beyondspring, Inc.*	1,651	29,883
BioCryst Pharmaceuticals, Inc.*	15,371	44,038
Biohaven Pharmaceutical Holding Co. Ltd.*	6,237	260,208
BioSpecifics Technologies Corp.*	1,002	53,627
Bioxcel Therapeutics, Inc.*	960	6,758
Blueprint Medicines Corp.*	7,783	571,817
Bridgebio Pharma, Inc.(x)*	2,817	60,481
Calithera Biosciences, Inc.*	1,298	4,011
Calyxt, Inc.(x)*	1,496	8,437
CareDx, Inc.*	6,197	140,114
CASI Pharmaceuticals, Inc.(x)*	6,925	23,129
Castle Biosciences, Inc.*	450	8,140
Catalyst Pharmaceuticals, Inc.*	15,251	80,983
Celcuity, Inc.*	854	14,501
Cellular Biomedicine Group, Inc.*	1,530	22,736
CEL-SCI Corp.(x)*	3,861	34,517
Checkpoint Therapeutics, Inc.*	3,674	9,148
ChemoCentryx, Inc.*	6,656	45,128
Clovis Oncology, Inc.(x)*	7,970	31,322
Coherus Biosciences, Inc.(x)*	4,055	82,154
Constellation Pharmaceuticals, Inc.*	2,289	14,787
Corbus Pharmaceuticals Holdings, Inc.(x)*	9,694	47,210
Cortexyme, Inc.(x)*	452	11,268
Crinetics Pharmaceuticals, Inc.*	1,803	27,117
Cue Biopharma, Inc.*	3,075	25,922
Cyclerion Therapeutics, Inc.*	3,648	44,214
Cytokinetics, Inc.*	8,157	92,827
CytomX Therapeutics, Inc.*	7,013	51,756
Deciphera Pharmaceuticals, Inc.*	3,018	102,431
Denali Therapeutics, Inc.(x)*	7,632	116,922
Dicerna Pharmaceuticals, Inc.*	8,239	118,312
Dynavax Technologies Corp.(x)*	11,740	41,970
Eagle Pharmaceuticals, Inc.*	1,446	81,800
Editas Medicine, Inc.(x)*	39,244	892,409
Eidos Therapeutics, Inc.(x)*	1,819	65,429
Eiger BioPharmaceuticals, Inc.*	3,815	39,104
Emergent BioSolutions, Inc.*	7,259	379,501
Enanta Pharmaceuticals, Inc.*	2,726	163,778
Epizyme, Inc.*	9,001	92,845
Esperion Therapeutics, Inc.*	3,968	145,467
Evelo Biosciences, Inc.(x)*	501	3,056
Fate Therapeutics, Inc.*	8,332	129,396
FibroGen, Inc.*	11,169	413,030
Flexion Therapeutics, Inc.(x)*	5,340	73,185
Forty Seven, Inc.*	3,492	22,419
G1 Therapeutics, Inc.*	3,274	74,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Galectin Therapeutics, Inc.(x)*	6,266	$22,996
Genomic Health, Inc.*	4,282	290,405
Global Blood Therapeutics, Inc.*	9,236	448,131
GlycoMimetics, Inc.*	5,413	23,330
Gossamer Bio, Inc.*	3,666	61,552
Gritstone Oncology, Inc.(x)*	741	6,399
Halozyme Therapeutics, Inc.*	22,609	350,666
Harpoon Therapeutics, Inc.*	384	5,245
Heron Therapeutics, Inc.*	11,752	217,412
Homology Medicines, Inc.*	3,971	71,875
ImmunoGen, Inc.*	13,143	31,806
Immunomedics, Inc.(x)*	25,375	336,472
Inovio Pharmaceuticals, Inc.(x)*	15,096	30,947
Insmed, Inc.*	14,189	250,294
Intellia Therapeutics, Inc.(x)*	52,831	705,294
Intercept Pharmaceuticals, Inc.*	4,005	265,772
Intrexon Corp.(x)*	3,029	17,326
Invitae Corp.*	13,764	265,232
Iovance Biotherapeutics, Inc.*	18,288	332,842
Ironwood Pharmaceuticals, Inc.*	24,365	209,174
Kadmon Holdings, Inc.(x)*	21,185	53,386
KalVista Pharmaceuticals, Inc.*	1,902	22,063
Karuna Therapeutics, Inc.*	555	9,058
Karyopharm Therapeutics, Inc.(x)*	9,416	90,582
Kezar Life Sciences, Inc.*	191	626
Kindred Biosciences, Inc.*	6,066	41,552
Kiniksa Pharmaceuticals Ltd., Class A*	2,133	18,152
Kodiak Sciences, Inc.*	3,845	55,291
Krystal Biotech, Inc.(x)*	1,673	58,095
Kura Oncology, Inc.*	5,434	82,434
La Jolla Pharmaceutical Co.(x)*	3,252	28,618
Lexicon Pharmaceuticals, Inc.(x)*	6,902	20,775
Ligand Pharmaceuticals, Inc.*	467	46,485
LogicBio Therapeutics, Inc.*	1,197	12,940
MacroGenics, Inc.*	3,652	46,600
Madrigal Pharmaceuticals, Inc.(x)*	1,242	107,085
Magenta Therapeutics, Inc.*	3,169	32,514
MannKind Corp.(x)*	30,601	38,251
Marker Therapeutics, Inc.(x)*	4,411	22,540
Medicines Co. (The)(x)*	3,986	199,300
MediciNova, Inc.(x)*	6,719	53,450
MEI Pharma, Inc.*	11,003	18,485
MeiraGTx Holdings plc*	2,722	43,416
Millendo Therapeutics, Inc.(x)*	1,511	10,743
Minerva Neurosciences, Inc.*	3,704	28,706
Mirati Therapeutics, Inc.*	4,343	338,363
Moderna, Inc.(x)*	31,171	496,242
Molecular Templates, Inc.*	1,751	11,539
Momenta Pharmaceuticals, Inc.*	15,697	203,433
Morphic Holding, Inc.(x)*	600	10,866
Mustang Bio, Inc.*	4,488	14,631
Myriad Genetics, Inc.*	1,363	39,023
Natera, Inc.*	8,945	293,396
NextCure, Inc.(x)*	445	13,728
Novavax, Inc.(x)*	981	4,925
Oncocyte Corp.(x)*	3,455	7,255
Organogenesis Holdings, Inc.(x)*	1,697	11,149
Palatin Technologies, Inc.*	31,605	28,723
Pfenex, Inc.*	4,754	40,124
PhaseBio Pharmaceuticals, Inc.(x)*	2,239	9,337
Pieris Pharmaceuticals, Inc.*	7,211	24,590
Portola Pharmaceuticals, Inc.*	11,906	319,319
Precision BioSciences, Inc.*	1,485	12,459
Prevail Therapeutics, Inc.*	902	11,077
Principia Biopharma, Inc.*	2,045	57,751
Progenics Pharmaceuticals, Inc.*	13,592	68,708
Protagonist Therapeutics, Inc.*	1,764	21,186
PTC Therapeutics, Inc.*	9,166	309,994
Puma Biotechnology, Inc.*	5,025	54,094
Ra Pharmaceuticals, Inc.*	5,545	131,139
Radius Health, Inc.*	7,179	184,859
Recro Pharma, Inc.*	2,896	32,088
REGENXBIO, Inc.*	5,331	189,784
Repligen Corp.*	8,252	632,846
Replimune Group, Inc.*	1,887	26,229
Retrophin, Inc.*	6,516	75,520
Rhythm Pharmaceuticals, Inc.*	3,614	78,026
Rigel Pharmaceuticals, Inc.*	23,331	43,629
Rocket Pharmaceuticals, Inc.*	4,840	56,386
Rubius Therapeutics, Inc.(x)*	5,698	44,729
Sangamo Therapeutics, Inc.*	12,929	117,007
Savara, Inc.*	4,278	11,337
Scholar Rock Holding Corp.*	2,525	22,599
Seres Therapeutics, Inc.*	5,709	22,893
Solid Biosciences, Inc.(x)*	437	4,519
Sorrento Therapeutics, Inc.(x)*	19,080	40,831
Spark Therapeutics, Inc.*	5,483	531,741
Spectrum Pharmaceuticals, Inc.*	16,293	135,150
Spero Therapeutics, Inc.*	60	636
Stemline Therapeutics, Inc.*	7,114	74,057
Stoke Therapeutics, Inc.*	1,137	24,434
Sutro Biopharma, Inc.*	217	1,973
Syndax Pharmaceuticals, Inc.*	3,266	24,397
Synthorx, Inc.*	1,210	19,687
Syros Pharmaceuticals, Inc.*	5,624	58,377
TG Therapeutics, Inc.(x)*	11,472	64,415
Tocagen, Inc.*	3,578	2,370
Translate Bio, Inc.*	4,795	47,518
Turning Point Therapeutics, Inc.(x)*	1,033	38,841
Twist Bioscience Corp.*	3,473	82,935
Tyme Technologies, Inc.(x)*	9,927	11,813
Ultragenyx Pharmaceutical, Inc.*	8,715	372,828
UNITY Biotechnology, Inc.(x)*	3,107	18,953
UroGen Pharma Ltd.(x)*	2,967	70,704
Vanda Pharmaceuticals, Inc.*	8,258	109,666
VBI Vaccines, Inc.*	11,781	5,551
Veracyte, Inc.*	7,563	181,512
Vericel Corp.*	6,982	105,707
Viking Therapeutics, Inc.(x)*	1,069	7,355
Voyager Therapeutics, Inc.*	3,942	67,842
X4 Pharmaceuticals, Inc.*	1,867	23,730
XBiotech, Inc.*	2,720	28,451
Xencor, Inc.*	7,591	256,044
Y-mAbs Therapeutics, Inc.*	3,213	83,731
ZIOPHARM Oncology, Inc.(x)*	25,496	109,123

		21,347,176

Health Care Equipment & Supplies (6.1%)
Accuray, Inc.*	14,155	39,209
Alphatec Holdings, Inc.*	5,474	27,479
Antares Pharma, Inc.*	25,516	85,351
Apyx Medical Corp.*	839	5,680
AtriCure, Inc.*	5,903	147,221
Atrion Corp.	229	178,430
Avedro, Inc.*	1,240	28,148
Axogen, Inc.*	5,304	66,194
Axonics Modulation Technologies, Inc.(x)*	2,418	65,093
BioLife Solutions, Inc.*	1,084	18,021
BioSig Technologies, Inc.(x)*	2,564	21,153
Cardiovascular Systems, Inc.*	5,442	258,604
Cerus Corp.*	19,654	101,316
Conformis, Inc.*	10,404	19,351
CONMED Corp.	4,358	419,022
Corindus Vascular Robotics, Inc.*	14,975	64,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CryoLife, Inc.*	5,807	$157,660
CryoPort, Inc.(x)*	5,020	82,102
Cutera, Inc.*	2,127	62,172
CytoSorbents Corp.(x)*	4,924	24,768
GenMark Diagnostics, Inc.*	8,476	51,365
Glaukos Corp.*	5,774	360,933
Globus Medical, Inc., Class A*	12,134	620,290
Haemonetics Corp.*	8,173	1,030,942
Heska Corp.*	1,087	77,036
Inogen, Inc.*	2,908	139,322
Integer Holdings Corp.*	3,813	288,110
IntriCon Corp.*	1,340	26,050
iRadimed Corp.*	728	15,303
iRhythm Technologies, Inc.*	3,950	292,735
Lantheus Holdings, Inc.*	6,087	152,571
LeMaitre Vascular, Inc.	2,274	77,725
LivaNova plc*	6,110	450,857
Meridian Bioscience, Inc.	625	5,931
Merit Medical Systems, Inc.*	8,509	259,184
Mesa Laboratories, Inc.	612	145,515
Misonix, Inc.*	1,202	24,160
Natus Medical, Inc.*	5,377	171,204
Neogen Corp.*	8,178	557,004
Neuronetics, Inc.*	1,954	16,238
Nevro Corp.*	4,742	407,670
Novocure Ltd.*	13,859	1,036,376
NuVasive, Inc.*	8,285	525,103
Orthofix Medical, Inc.*	2,238	118,659
OrthoPediatrics Corp.*	1,437	50,669
Penumbra, Inc.(x)*	28,554	3,840,227
Pulse Biosciences, Inc.(x)*	1,678	25,908
Quidel Corp.*	5,631	345,462
Quotient Ltd.(x)*	309,375	2,403,844
Rockwell Medical, Inc.*	8,344	23,029
Senseonics Holdings, Inc.(x)*	17,391	17,191
Shockwave Medical, Inc.(x)*	44,701	1,337,901
SI-BONE, Inc.*	2,627	46,419
Sientra, Inc.(x)*	5,213	33,780
Silk Road Medical, Inc.(x)*	1,858	60,441
Soliton, Inc.(x)*	839	8,969
STAAR Surgical Co.(x)*	7,097	182,961
Surmodics, Inc.*	2,134	97,609
Tactile Systems Technology, Inc.*	2,893	122,432
Tandem Diabetes Care, Inc.*	8,947	527,694
TransEnterix, Inc.(x)*	20,968	12,996
TransMedics Group, Inc.(x)*	929	22,064
Utah Medical Products, Inc.	466	44,661
Vapotherm, Inc.*	2,307	21,847
Varex Imaging Corp.*	2,667	76,116
ViewRay, Inc.(x)*	11,332	32,863
Wright Medical Group NV*	20,122	415,117
Zynex, Inc.(x)	2,538	24,136

		18,495,686

Health Care Providers & Services (4.7%)
Addus HomeCare Corp.*	1,683	133,428
Amedisys, Inc.*	5,008	656,098
American Renal Associates Holdings, Inc.*	934	5,903
AMN Healthcare Services, Inc.*	7,400	425,944
Apollo Medical Holdings, Inc.(x)*	4,359	76,806
Avalon GloboCare Corp.*	3,063	5,728
BioTelemetry, Inc.*	5,279	215,014
Catasys, Inc.(x)*	1,152	18,155
CorVel Corp.*	1,444	109,311
Covetrus, Inc.*	103,013	1,224,825
Cross Country Healthcare, Inc.*	819	8,436
Ensign Group, Inc. (The)	8,075	382,997
Genesis Healthcare, Inc.*	13,015	14,447
Guardant Health, Inc.*	66,532	4,246,737
Hanger, Inc.*	952	19,402
HealthEquity, Inc.*	79,218	4,526,913
Joint Corp. (The)*	2,132	39,676
LHC Group, Inc.*	4,809	546,110
Magellan Health, Inc.*	1,961	121,778
National Research Corp.	1,916	110,649
Option Care Health, Inc.*	2,486	7,955
PetIQ, Inc.(x)*	3,079	83,933
Providence Service Corp. (The)*	1,847	109,823
R1 RCM, Inc.*	16,370	146,184
RadNet, Inc.*	6,651	95,508
Select Medical Holdings Corp.*	17,563	291,019
Surgery Partners, Inc.*	267	1,972
Tenet Healthcare Corp.*	15,287	338,148
US Physical Therapy, Inc.	2,000	261,100

		14,223,999

Health Care Technology (5.0%)
Castlight Health, Inc., Class B*	16,339	23,038
Evolent Health, Inc., Class A*	2,803	20,154
Health Catalyst, Inc.*	1,093	34,582
HealthStream, Inc.*	1,534	39,715
HMS Holdings Corp.*	13,849	477,306
Inovalon Holdings, Inc., Class A(x)*	11,326	185,633
Inspire Medical Systems, Inc.*	157,691	9,622,305
Livongo Health, Inc.(x)*	1,968	34,322
NextGen Healthcare, Inc.*	8,831	138,382
Omnicell, Inc.*	6,604	477,271
OptimizeRx Corp.*	2,194	31,769
Phreesia, Inc.*	113,442	2,749,834
Simulations Plus, Inc.	1,961	68,047
Tabula Rasa HealthCare, Inc.(x)*	3,107	170,699
Teladoc Health, Inc.(x)*	11,391	771,398
Vocera Communications, Inc.(x)*	4,905	120,908

		14,965,363

Life Sciences Tools & Services (4.4%)
10X Genomics, Inc., Class A*	66,946	3,374,078
Accelerate Diagnostics, Inc.(x)*	4,293	79,721
Adaptive Biotechnologies Corp.*	28,094	868,105
Cambrex Corp.*	2,310	137,445
ChromaDex Corp.(x)*	6,486	25,522
Codexis, Inc.*	8,417	115,439
Fluidigm Corp.*	11,295	52,296
Medpace Holdings, Inc.*	4,411	370,700
NanoString Technologies, Inc.*	360,642	7,786,261
NeoGenomics, Inc.*	15,202	290,662
Pacific Biosciences of California, Inc.*	20,643	106,518
Personalis, Inc.*	1,096	16,084
Quanterix Corp.*	2,063	45,304
Syneos Health, Inc.*	703	37,407

		13,305,542

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	4,201	9,242
Acer Therapeutics, Inc.(x)*	1,250	3,987
Aerie Pharmaceuticals, Inc.(x)*	6,714	129,043
Akorn, Inc.*	1,700	6,460
Amneal Pharmaceuticals, Inc.*	15,289	44,338
Amphastar Pharmaceuticals, Inc.*	5,718	113,388
ANI Pharmaceuticals, Inc.*	1,496	109,028
Arvinas, Inc.*	2,872	61,892
Axsome Therapeutics, Inc.(x)*	3,979	80,535
BioDelivery Sciences International, Inc.*	13,316	56,060
Cara Therapeutics, Inc.(x)*	5,470	99,992
Cerecor, Inc.(x)*	3,475	11,433
Chiasma, Inc.*	5,414	26,799
Collegium Pharmaceutical, Inc.*	5,235	60,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	15,264	$215,757
CorMedix, Inc.(x)*	3,842	24,512
Cymabay Therapeutics, Inc.*	11,233	57,513
Dermira, Inc.*	7,607	48,609
Dova Pharmaceuticals, Inc.(x)*	1,180	32,981
Eloxx Pharmaceuticals, Inc.*	3,407	15,400
Endo International plc*	1,988	6,381
Evofem Biosciences, Inc.(x)*	2,175	10,962
Evolus, Inc.(x)*	2,387	37,285
EyePoint Pharmaceuticals, Inc.(x)*	6,487	11,741
Fulcrum Therapeutics, Inc.*	535	3,552
Innoviva, Inc.*	10,138	106,855
Intersect ENT, Inc.*	96,384	1,639,492
Intra-Cellular Therapies, Inc.(x)*	3,505	26,182
Kala Pharmaceuticals, Inc.(x)*	1,478	5,624
Kaleido Biosciences, Inc.(x)*	811	6,107
Liquidia Technologies, Inc.*	2,163	7,700
Marinus Pharmaceuticals, Inc.*	7,648	11,778
MyoKardia, Inc.*	7,090	369,743
NGM Biopharmaceuticals, Inc.(x)*	1,034	14,321
Ocular Therapeutix, Inc.(x)*	6,538	19,876
Odonate Therapeutics, Inc.*	1,861	48,442
Omeros Corp.(x)*	7,414	121,071
Optinose, Inc.(x)*	4,048	28,336
Pacira BioSciences, Inc.*	6,475	246,503
Paratek Pharmaceuticals, Inc.(x)*	5,042	21,781
Phibro Animal Health Corp., Class A	3,146	67,104
Reata Pharmaceuticals, Inc., Class A*	1,350	108,391
resTORbio, Inc.(x)*	88	778
Revance Therapeutics, Inc.*	5,866	76,258
SIGA Technologies, Inc.*	8,966	45,906
Supernus Pharmaceuticals, Inc.*	7,891	216,845
TherapeuticsMD, Inc.(x)*	27,966	101,517
Theravance Biopharma, Inc.(x)*	7,035	137,042
Tricida, Inc.(x)*	3,471	107,150
Verrica Pharmaceuticals, Inc.*	712	10,509
WaVe Life Sciences Ltd.(x)*	2,831	58,120
Xeris Pharmaceuticals, Inc.*	4,119	40,490
Zogenix, Inc.*	6,822	273,153
Zynerba Pharmaceuticals, Inc.(x)*	3,382	25,568

		5,219,630

Total Health Care		87,557,396

Industrials (15.2%)
Aerospace & Defense (0.9%)
Aerojet Rocketdyne Holdings, Inc.*	8,199	414,132
AeroVironment, Inc.*	3,393	181,729
Astronics Corp.*	3,961	116,374
Axon Enterprise, Inc.*	9,306	528,395
Cubic Corp.	819	57,682
Ducommun, Inc.*	303	12,847
Kratos Defense & Security Solutions, Inc.*	14,350	266,838
Mercury Systems, Inc.*	8,657	702,689
Moog, Inc., Class A	4,456	361,471
National Presto Industries, Inc.	59	5,256
Parsons Corp.*	3,037	100,160
Triumph Group, Inc.	2,002	45,806
Wesco Aircraft Holdings, Inc.*	2,214	24,376

		2,817,755

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	9,327	196,054
Forward Air Corp.	4,509	287,313
Radiant Logistics, Inc.*	6,285	32,493

		515,860

Airlines (0.2%)
Allegiant Travel Co.	2,087	312,340
Mesa Air Group, Inc.*	1,465	9,882
Spirit Airlines, Inc.*	8,590	311,817

		634,039

Building Products (1.2%)
AAON, Inc.	6,542	300,539
Advanced Drainage Systems, Inc.	5,802	187,230
American Woodmark Corp.*	2,686	238,812
Apogee Enterprises, Inc.	3,545	138,220
Builders FirstSource, Inc.*	16,971	349,178
Continental Building Products, Inc.*	2,616	71,391
CSW Industrials, Inc.	2,380	164,291
JELD-WEN Holding, Inc.*	9,584	184,875
Masonite International Corp.*	3,763	218,254
Patrick Industries, Inc.*	2,453	105,185
PGT Innovations, Inc.*	4,565	78,838
Simpson Manufacturing Co., Inc.	7,149	495,926
Trex Co., Inc.*	9,376	852,560
Universal Forest Products, Inc.	8,461	337,425

		3,722,724

Commercial Services & Supplies (2.0%)
Advanced Disposal Services, Inc.*	10,933	356,088
Brady Corp., Class A	6,266	332,411
Brink’s Co. (The)	7,965	660,697
Casella Waste Systems, Inc., Class A*	7,155	307,236
CECO Environmental Corp.*	526	3,674
Cimpress NV*	3,462	456,430
Covanta Holding Corp.	18,860	326,089
Deluxe Corp.	424	20,844
Healthcare Services Group, Inc.	11,802	286,671
Heritage-Crystal Clean, Inc.*	1,725	45,712
Herman Miller, Inc.	9,398	433,154
HNI Corp.	5,375	190,813
Interface, Inc.	8,261	119,289
Kimball International, Inc., Class B	4,926	95,072
Knoll, Inc.	7,381	187,108
McGrath RentCorp	2,638	183,578
Mobile Mini, Inc.	2,335	86,068
MSA Safety, Inc.	5,639	615,271
NRC Group Holdings Corp.*	1,551	19,294
Pitney Bowes, Inc.	12,691	57,998
Steelcase, Inc., Class A	3,405	62,652
Tetra Tech, Inc.	8,713	755,940
US Ecology, Inc.	3,522	225,197
Viad Corp.	3,181	213,604
VSE Corp.	97	3,307

		6,044,197

Construction & Engineering (0.7%)
Argan, Inc.	2,030	79,759
Comfort Systems USA, Inc.	5,811	257,021
Construction Partners, Inc., Class A*	731	11,389
Dycom Industries, Inc.*	3,861	197,104
EMCOR Group, Inc.	6,686	575,798
Granite Construction, Inc.	1,149	36,917
Great Lakes Dredge & Dock Corp.*	8,796	91,918
IES Holdings, Inc.*	594	12,230
MasTec, Inc.*	9,579	621,965
MYR Group, Inc.*	2,527	79,070
NV5 Global, Inc.*	1,664	113,601
Primoris Services Corp.	4,847	95,050
Sterling Construction Co., Inc.*	803	10,559
WillScot Corp.*	5,501	85,706

		2,268,087

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,111	39,230
American Superconductor Corp.*	889	6,970
Atkore International Group, Inc.*	7,438	225,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	1,291	$56,236
Energous Corp.*	4,477	14,841
EnerSys	4,444	293,037
Generac Holdings, Inc.*	9,771	765,460
Plug Power, Inc.(x)*	37,479	98,570
Sunrun, Inc.*	18,011	300,874
Thermon Group Holdings, Inc.*	1,489	34,217
TPI Composites, Inc.*	4,533	84,994
Vicor Corp.*	2,802	82,715
Vivint Solar, Inc.(x)*	7,120	46,565

		2,049,452

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,705	190,889

Machinery (2.3%)
Actuant Corp., Class A	4,326	94,912
Alamo Group, Inc.	1,349	158,804
Albany International Corp., Class A	4,887	440,612
Barnes Group, Inc.	910	46,901
Blue Bird Corp.*	1,272	24,213
Chart Industries, Inc.*	5,741	358,009
Columbus McKinnon Corp.	2,272	82,769
Douglas Dynamics, Inc.	3,576	159,382
Energy Recovery, Inc.(x)*	6,027	55,840
EnPro Industries, Inc.	307	21,076
ESCO Technologies, Inc.	3,850	306,306
Evoqua Water Technologies Corp.*	11,933	203,100
Federal Signal Corp.	8,989	294,300
Franklin Electric Co., Inc.	6,974	333,427
Gencor Industries, Inc.*	300	3,483
Gorman-Rupp Co. (The)	533	18,543
Graham Corp.	119	2,363
Harsco Corp.*	12,645	239,749
Helios Technologies, Inc.	4,670	189,462
Hillenbrand, Inc.	6,525	201,492
John Bean Technologies Corp.	4,976	494,764
Kadant, Inc.	1,752	153,808
LB Foster Co., Class A*	54	1,170
Lindsay Corp.	624	57,938
Luxfer Holdings plc	3,835	59,749
Meritor, Inc.*	10,675	197,487
Miller Industries, Inc.	140	4,662
Mueller Industries, Inc.	4,853	139,184
Mueller Water Products, Inc., Class A	14,924	167,746
Omega Flex, Inc.	452	46,217
Proto Labs, Inc.*	4,307	439,745
RBC Bearings, Inc.*	3,871	642,238
REV Group, Inc.	769	8,790
Rexnord Corp.*	1,726	46,688
Spartan Motors, Inc.	4,133	56,705
SPX Corp.*	5,684	227,417
Tennant Co.	2,870	202,909
Terex Corp.	7,607	197,554
Watts Water Technologies, Inc., Class A	2,492	233,575
Welbilt, Inc.*	20,725	349,424

		6,962,513

Marine (0.0%)
Scorpio Bulkers, Inc.	1,511	9,187

Professional Services (2.7%)
ASGN, Inc.*	7,136	448,569
Barrett Business Services, Inc.	1,128	100,189
BG Staffing, Inc.	698	13,339
CRA International, Inc.	301	12,633
Exponent, Inc.	8,267	577,863
Forrester Research, Inc.	1,750	56,245
Franklin Covey Co.*	1,472	51,520
FTI Consulting, Inc.*	531	56,281
Heidrick & Struggles International, Inc.	332	9,064
Huron Consulting Group, Inc.*	456	27,971
ICF International, Inc.	1,844	155,763
Insperity, Inc.	6,184	609,866
Kforce, Inc.	3,439	130,114
Korn Ferry	9,006	347,992
Mistras Group, Inc.*	310	5,084
Resources Connection, Inc.	1,466	24,907
TriNet Group, Inc.*	7,129	443,352
Upwork, Inc.*	375,055	4,990,107
Willdan Group, Inc.*	1,585	55,602

		8,116,461

Road & Rail (0.2%)
Avis Budget Group, Inc.*	9,475	267,764
Heartland Express, Inc.	475	10,217
PAM Transportation Services, Inc.*	210	12,413
Saia, Inc.*	2,476	232,001
Universal Logistics Holdings, Inc.	1,373	31,963

		554,358

Trading Companies & Distributors (4.0%)
Applied Industrial Technologies, Inc.	6,138	348,638
Beacon Roofing Supply, Inc.*	2,097	70,312
EVI Industries, Inc.(x)	74,733	2,385,477
Foundation Building Materials, Inc.*	582	9,015
General Finance Corp.*	563	4,977
GMS, Inc.*	2,349	67,463
H&E Equipment Services, Inc.	3,924	113,247
Herc Holdings, Inc.*	295	13,720
Kaman Corp.	675	40,136
Lawson Products, Inc.*	679	26,298
MRC Global, Inc.*	1,218	14,774
SiteOne Landscape Supply, Inc.*	6,553	485,053
Systemax, Inc.	1,558	34,292
Transcat, Inc.*	1,091	27,941
Watsco, Inc.	49,742	8,415,352

		12,056,695

Total Industrials		45,942,217

Information Technology (25.2%)
Communications Equipment (0.5%)
Acacia Communications, Inc.*	6,033	394,558
Calix, Inc.*	3,880	24,793
Cambium Networks Corp.*	418	4,055
Casa Systems, Inc.*	4,611	36,219
Clearfield, Inc.*	1,753	20,773
DASAN Zhone Solutions, Inc.*	929	8,510
Extreme Networks, Inc.*	18,620	135,460
InterDigital, Inc.	4,973	260,933
Plantronics, Inc.	5,328	198,841
Viavi Solutions, Inc.*	36,717	514,222

		1,598,364

Electronic Equipment, Instruments & Components (2.0%)
Airgain, Inc.*	1,495	17,566
Akoustis Technologies, Inc.(x)*	4,075	31,581
Badger Meter, Inc.	4,540	243,798
Coda Octopus Group, Inc.(x)*	750	6,158
Cognex Corp.	58,198	2,859,268
ePlus, Inc.*	1,876	142,745
Fabrinet*	5,368	280,746
FARO Technologies, Inc.*	2,592	125,323
Fitbit, Inc., Class A(x)*	7,961	30,331
II-VI, Inc.*	9,083	319,813
Insight Enterprises, Inc.*	2,080	115,835
Iteris, Inc.*	6,364	36,561
Itron, Inc.*	5,454	403,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kimball Electronics, Inc.*	309	$4,484
MTS Systems Corp.	987	54,532
Napco Security Technologies, Inc.*	1,810	46,191
nLight, Inc.*	5,258	82,340
Novanta, Inc.*	5,370	438,836
OSI Systems, Inc.*	2,671	271,267
PAR Technology Corp.(x)*	1,890	44,925
Plexus Corp.*	596	37,256
Rogers Corp.*	2,951	403,431
Sanmina Corp.*	2,514	80,725
Vishay Precision Group, Inc.*	1,228	40,205
Wrap Technologies, Inc.(x)*	1,216	4,961

		6,122,256

IT Services (6.0%)
Brightcove, Inc.*	6,226	65,249
Carbonite, Inc.*	5,199	80,533
Cardtronics plc, Class A*	4,792	144,910
Cass Information Systems, Inc.	2,253	121,639
CSG Systems International, Inc.	5,245	271,062
Endurance International Group Holdings, Inc.*	10,963	41,111
EVERTEC, Inc.	9,750	304,395
Evo Payments, Inc., Class A*	5,657	159,075
Exela Technologies, Inc.*	5,209	6,147
ExlService Holdings, Inc.*	5,363	359,107
GTT Communications, Inc.(x)*	5,441	51,254
Hackett Group, Inc. (The)	3,666	60,342
I3 Verticals, Inc., Class A*	2,299	46,256
International Money Express, Inc.*	2,158	29,651
Limelight Networks, Inc.*	7,411	22,455
LiveRamp Holdings, Inc.*	172,013	7,389,678
MAXIMUS, Inc.	10,160	784,962
MongoDB, Inc.(x)*	31,048	3,740,663
NIC, Inc.	10,502	216,866
Paysign, Inc.(x)*	4,861	49,096
Perficient, Inc.*	5,165	199,266
Perspecta, Inc.	1,650	43,098
Presidio, Inc.	1,291	21,818
PRGX Global, Inc.*	3,655	18,823
Priority Technology Holdings, Inc.*	1,044	5,032
Science Applications International Corp.	9,472	827,379
TTEC Holdings, Inc.	2,277	109,023
Tucows, Inc., Class A(x)*	1,501	81,294
Unisys Corp.*	5,776	42,916
Verra Mobility Corp.*	18,506	265,561
Virtusa Corp.*	4,619	166,376
Wix.com Ltd.*	19,352	2,259,152

		17,984,189

Semiconductors & Semiconductor Equipment (1.6%)
Adesto Technologies Corp.*	3,676	31,467
Advanced Energy Industries, Inc.*	6,093	349,799
Ambarella, Inc.*	2,029	127,492
Brooks Automation, Inc.	9,801	362,931
Cabot Microelectronics Corp.	4,627	653,379
CEVA, Inc.*	3,173	94,746
Diodes, Inc.*	1,602	64,320
DSP Group, Inc.*	1,274	17,944
Enphase Energy, Inc.*	14,609	324,758
FormFactor, Inc.*	846	15,774
Ichor Holdings Ltd.*	821	19,852
Impinj, Inc.(x)*	2,412	74,362
Inphi Corp.*	7,168	437,606
Lattice Semiconductor Corp.*	19,897	363,817
MaxLinear, Inc.*	10,430	233,423
Nanometrics, Inc.*	1,285	41,917
NVE Corp.	709	47,042
PDF Solutions, Inc.*	365	4,771
Power Integrations, Inc.	4,529	409,557
Rudolph Technologies, Inc.*	692	18,241
Semtech Corp.*	9,638	468,503
Silicon Laboratories, Inc.*	6,857	763,527
Xperi Corp.	1,564	32,344

		4,957,572

Software (15.1%)
8x8, Inc.*	14,970	310,178
A10 Networks, Inc.*	9,169	63,633
ACI Worldwide, Inc.*	18,373	575,534
Agilysys, Inc.*	3,301	84,539
Alarm.com Holdings, Inc.*	5,893	274,850
Altair Engineering, Inc., Class A*	6,275	217,241
American Software, Inc., Class A	2,713	40,749
Appfolio, Inc., Class A*	2,506	238,421
Appian Corp.(x)*	82,282	3,908,395
Avalara, Inc.*	75,016	5,047,827
Benefitfocus, Inc.*	4,714	112,240
Blackbaud, Inc.	7,794	704,110
Blackline, Inc.*	6,858	327,881
Bottomline Technologies DE, Inc.*	6,824	268,524
Box, Inc., Class A*	22,899	379,207
Carbon Black, Inc.*	9,102	236,561
ChannelAdvisor Corp.*	4,182	39,018
Cision Ltd.*	14,566	112,013
Cloudera, Inc.(x)*	2,493	22,088
CommVault Systems, Inc.*	6,430	287,485
Cornerstone OnDemand, Inc.*	9,081	497,820
Coupa Software, Inc.*	40,434	5,239,033
Digimarc Corp.*	1,763	68,916
Digital Turbine, Inc.(x)*	12,621	81,342
Domo, Inc., Class B*	2,820	45,064
Ebix, Inc.	3,662	154,170
eGain Corp.*	3,302	26,433
Elastic NV*	49,598	4,083,899
Envestnet, Inc.*	7,620	432,054
Everbridge, Inc.*	5,306	327,433
Five9, Inc.*	9,484	509,670
ForeScout Technologies, Inc.*	6,603	250,386
Ideanomics, Inc.(x)*	7,665	11,536
Instructure, Inc.*	70,098	2,715,597
Intelligent Systems Corp.(x)*	1,108	46,026
j2 Global, Inc.	7,448	676,427
LivePerson, Inc.*	9,802	349,931
Majesco*	1,089	9,191
MicroStrategy, Inc., Class A*	1,321	195,997
Mitek Systems, Inc.*	4,601	44,400
MobileIron, Inc.*	15,222	99,628
Model N, Inc.*	5,195	144,213
Monotype Imaging Holdings, Inc.	3,058	60,579
OneSpan, Inc.*	3,838	55,651
Pagerduty, Inc.(x)*	133,963	3,784,455
Phunware, Inc.(x)*	4,908	7,068
Progress Software Corp.	7,142	271,825
PROS Holdings, Inc.*	5,231	311,768
Q2 Holdings, Inc.*	6,888	543,257
QAD, Inc., Class A	946	43,686
Qualys, Inc.*	5,423	409,816
Rapid7, Inc.*	7,731	350,910
Rimini Street, Inc.*	3,207	14,047
SailPoint Technologies Holding, Inc.*	13,726	256,539
SecureWorks Corp., Class A(x)*	180	2,327
SharpSpring, Inc.(x)*	1,398	13,561
ShotSpotter, Inc.*	1,309	30,146
Smartsheet, Inc., Class A*	140,787	5,072,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SPS Commerce, Inc.*	5,582	$262,745
SVMK, Inc.*	13,674	233,825
Telaria, Inc.*	7,041	48,653
Telenav, Inc.*	2,776	13,269
Tenable Holdings, Inc.*	5,887	131,751
Upland Software, Inc.*	3,679	128,250
Varonis Systems, Inc.*	4,742	283,477
Verint Systems, Inc.*	9,870	422,239
VirnetX Holding Corp.(x)*	9,881	53,357
Workiva, Inc.*	5,858	256,756
Xero Ltd.*	63,137	2,654,446
Yext, Inc.*	14,889	236,586
Zix Corp.*	8,393	60,765
Zuora, Inc., Class A(x)*	13,907	209,300

		45,483,270

Technology Hardware, Storage & Peripherals (0.0%)
AstroNova, Inc.	1,124	18,175
Avid Technology, Inc.*	4,576	28,326
Diebold Nixdorf, Inc.*	6,220	69,664
Sonim Technologies, Inc.(x)*	571	1,673

		117,838

Total Information Technology		76,263,489

Materials (1.6%)
Chemicals (1.1%)
Advanced Emissions Solutions, Inc.(x)	2,291	33,998
Amyris, Inc.(x)*	429	2,042
Balchem Corp.	5,138	509,638
Chase Corp.	1,192	130,393
Ferro Corp.*	10,559	125,230
GCP Applied Technologies, Inc.*	8,615	165,839
HB Fuller Co.	6,034	280,943
Ingevity Corp.*	6,707	569,022
Innospec, Inc.	3,363	299,778
Koppers Holdings, Inc.*	2,196	64,145
Kraton Corp.*	1,457	47,046
Marrone Bio Innovations, Inc.(x)*	7,077	9,979
OMNOVA Solutions, Inc.*	6,905	69,533
Orion Engineered Carbons SA(x)	6,519	108,932
PolyOne Corp.	11,562	377,499
Quaker Chemical Corp.	2,107	333,201
Sensient Technologies Corp.	3,587	246,248
Stepan Co.	366	35,524
Tronox Holdings plc, Class A	6,670	55,361
Valhi, Inc.	142	270

		3,464,621

Construction Materials (0.1%)
Forterra, Inc.(x)*	2,594	18,755
Summit Materials, Inc., Class A*	3,234	71,795
United States Lime & Minerals, Inc.	5	382
US Concrete, Inc.(x)*	2,536	140,190

		231,122

Containers & Packaging (0.0%)
Myers Industries, Inc.	5,607	98,963
UFP Technologies, Inc.*	133	5,134

		104,097

Metals & Mining (0.3%)
AK Steel Holding Corp.*	21,775	49,429
Cleveland-Cliffs, Inc.(x)	6,377	46,042
Compass Minerals International, Inc.	5,417	306,006
Kaiser Aluminum Corp.	1,306	129,255
Materion Corp.	1,354	83,081
Mayville Engineering Co., Inc.*	1,005	13,256
Novagold Resources, Inc.*	25,725	156,151
Ryerson Holding Corp.*	2,209	18,843
Worthington Industries, Inc.	1,449	52,237

		854,300

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,511	49,244
Louisiana-Pacific Corp.	2,812	69,119
Neenah, Inc.	2,207	143,720
Verso Corp., Class A*	317	3,924

		266,007

Total Materials		4,920,147

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexander’s, Inc. (REIT)	349	121,595
American Assets Trust, Inc. (REIT)	7,705	360,132
American Finance Trust, Inc. (REIT)(x)	1,101	15,370
Armada Hoffler Properties, Inc. (REIT)	2,789	50,453
Bluerock Residential Growth REIT, Inc. (REIT)	3,463	40,759
CareTrust REIT, Inc. (REIT)	11,374	267,346
Clipper Realty, Inc. (REIT)	2,202	22,438
Community Healthcare Trust, Inc. (REIT)	1,761	78,452
Easterly Government Properties, Inc. (REIT)	2,839	60,471
EastGroup Properties, Inc. (REIT)	5,929	741,244
Essential Properties Realty Trust, Inc. (REIT)	1,366	31,295
First Industrial Realty Trust, Inc. (REIT)	4,163	164,688
Four Corners Property Trust, Inc. (REIT)	10,838	306,499
GEO Group, Inc. (The) (REIT)	19,082	330,882
Gladstone Commercial Corp. (REIT)	1,394	32,759
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (REIT)	706	20,580
Innovative Industrial Properties, Inc. (REIT)(x)	1,724	159,246
iStar, Inc. (REIT)	6,718	87,670
LTC Properties, Inc. (REIT)	3,132	160,421
Monmouth Real Estate Investment Corp. (REIT)	2,217	31,947
National Health Investors, Inc. (REIT)	2,912	239,920
National Storage Affiliates Trust (REIT)	9,161	305,703
New Senior Investment Group, Inc. (REIT)	5,878	39,265
NexPoint Residential Trust, Inc. (REIT)	3,066	143,366
Pennsylvania REIT (REIT)(x)	5,435	31,088
PS Business Parks, Inc. (REIT)	3,200	582,240
QTS Realty Trust, Inc. (REIT), Class A	8,760	450,352
Ryman Hospitality Properties, Inc. (REIT)	7,323	599,095
Saul Centers, Inc. (REIT)	1,704	92,885
Seritage Growth Properties (REIT), Class A(x)	497	21,117
Tanger Factory Outlet Centers, Inc. (REIT)(x)	14,546	225,172
Terreno Realty Corp. (REIT)	1,025	52,367
UMH Properties, Inc. (REIT)	4,790	67,443
Uniti Group, Inc. (REIT)(x)	29,621	230,007
Universal Health Realty Income Trust (REIT)	1,856	190,797

		6,355,064

Real Estate Management & Development (2.1%)
Altisource Portfolio Solutions SA*	88	1,779
Cushman & Wakefield plc*	15,472	286,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
eXp World Holdings, Inc.(x)*	2,577	$21,595
FirstService Corp.	26,558	2,722,854
Kennedy-Wilson Holdings, Inc.	9,928	217,622
Marcus & Millichap, Inc.*	3,265	115,875
Maui Land & Pineapple Co., Inc.*	585	6,365
Newmark Group, Inc., Class A	20,458	185,349
Redfin Corp.(x)*	158,384	2,667,187
RMR Group, Inc. (The), Class A	2,404	109,334

		6,334,656

Total Real Estate		12,689,720

Utilities (0.9%)
Electric Utilities (0.1%)
El Paso Electric Co.	1,079	72,379
Genie Energy Ltd., Class B	907	6,766
MGE Energy, Inc.	2,024	161,657
Otter Tail Corp.	2,845	152,919
Spark Energy, Inc., Class A(x)	1,787	18,853

		412,574

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	2,553	243,352
New Jersey Resources Corp.	952	43,049
Northwest Natural Holding Co.	702	50,081
South Jersey Industries, Inc.	2,059	67,762
Southwest Gas Holdings, Inc.	984	89,583

		493,827

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	10,583	24,764
Ormat Technologies, Inc.	2,260	167,895
Sunnova Energy International, Inc.*	526	5,655
TerraForm Power, Inc., Class A	8,269	150,703

		349,017

Water Utilities (0.5%)
American States Water Co.	5,866	527,119
AquaVenture Holdings Ltd.*	302	5,868
California Water Service Group	7,252	383,848
Connecticut Water Service, Inc.	1,940	135,916
Global Water Resources, Inc.	1,856	21,975
Middlesex Water Co.	2,205	143,237
Pure Cycle Corp.*	2,725	28,013
SJW Group	2,736	186,841
York Water Co. (The)	1,869	81,601

		1,514,418

Total Utilities		2,769,836

Total Common Stocks (99.2%) (Cost $263,414,940)		300,118,928

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	3,345	452
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

		452

Total Health Care		452

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	3,751	1,471

Total Materials		1,471

Total Rights (0.0%) (Cost $—)		1,923

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.8%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $800,053, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $816,000.(xx)	$800,000	800,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $10,003,636, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $10,200,001.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $400,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $445,201.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,289,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,314,890.(xx)	1,289,108	1,289,108
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $11,003,936, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $11,220,000.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		23,489,108

Total Short-Term Investments (7.8%) (Cost $23,489,108)		23,489,108

Total Investments in Securities (107.0%) (Cost $286,904,048)		323,609,959
Other Assets Less Liabilities (-7.0%)		(21,198,162)

Net Assets (100%)		$302,411,797

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $32,284,502. This was collateralized by $9,510,995 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $23,489,108 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	22	12/2019	USD	1,677,500	(51,892)

					(51,892)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,512,674	$—	$—	$8,512,674
Consumer Discretionary	39,276,686	2,458,466	—	41,735,152
Consumer Staples	5,355,733	—	—	5,355,733
Energy	1,048,668	—	—	1,048,668
Financials	13,323,896	—	—	13,323,896
Health Care	87,557,396	—	—	87,557,396
Industrials	45,942,217	—	—	45,942,217
Information Technology	73,609,043	2,654,446	—	76,263,489
Materials	4,920,147	—	—	4,920,147
Real Estate	12,689,720	—	—	12,689,720
Utilities	2,769,836	—	—	2,769,836
Rights
Health Care	—	—	452	452
Materials	—	—	1,471	1,471
Short-Term Investments
Repurchase Agreements	—	23,489,108	—	23,489,108

Total Assets	$295,006,016	$28,602,020	$1,923	$323,609,959

Liabilities:
Futures	$(51,892)	$—	$—	$(51,892)

Total Liabilities	$(51,892)	$—	$—	$(51,892)

Total	$294,954,124	$28,602,020	$1,923	$323,558,067

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,660,379
Aggregate gross unrealized depreciation	(32,921,856)

Net unrealized appreciation	$36,738,523

Federal income tax cost of investments in securities and derivative instruments, if applicable	$286,819,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
StoneCo Ltd., Class A(x)*	45,750	$1,591,185

China (1.5%)
JD.com, Inc. (ADR)*	157,283	4,436,953

France (10.7%)
Airbus SE	88,429	11,488,876
Kering SA	12,964	6,606,534
LVMH Moet Hennessy Louis Vuitton SE	29,391	11,681,461
Societe Generale SA	77,254	2,116,863

		31,893,734

Germany (6.3%)
Allianz SE (Registered)	25,739	5,999,396
Bayer AG (Registered)	32,131	2,265,520
Bayerische Motoren Werke AG (Preference)(q)	31,178	1,731,406
SAP SE	67,962	7,991,231
Siemens AG (Registered)	5,822	623,464

		18,611,017

India (3.6%)
DLF Ltd.	2,561,456	5,623,949
ICICI Bank Ltd. (ADR)	415,632	5,062,398

		10,686,347

Italy (0.2%)
Brunello Cucinelli SpA(x)	21,399	666,595

Japan (13.5%)
Capcom Co. Ltd.	80,700	2,136,824
FANUC Corp.	16,882	3,175,768
Keyence Corp.	9,278	5,740,561
Minebea Mitsumi, Inc.	67,700	1,071,304
Murata Manufacturing Co. Ltd.	122,351	5,867,190
Nidec Corp.	53,964	7,246,772
Nintendo Co. Ltd.	8,100	2,998,030
Omron Corp.	63,500	3,470,844
Takeda Pharmaceutical Co. Ltd.	75,100	2,562,950
TDK Corp.	66,000	5,902,613

		40,172,856

Netherlands (0.4%)
uniQure NV*	29,181	1,148,564

Spain (1.6%)
Industria de Diseno Textil SA	156,950	4,858,321

Sweden (2.3%)
Assa Abloy AB, Class B	180,908	4,026,487
Atlas Copco AB, Class A	87,993	2,710,214

		6,736,701

Switzerland (1.7%)
Credit Suisse Group AG (Registered)*	242,244	2,969,646
UBS Group AG (Registered)*	191,504	2,173,980

		5,143,626

United Kingdom (4.3%)
Farfetch Ltd., Class A*	88,360	763,430
Prudential plc	241,508	4,379,956
TechnipFMC plc	32,793	786,698
Unilever plc	114,736	6,898,501

		12,828,585

United States (51.1%)
3M Co.	12,649	2,079,496
ACADIA Pharmaceuticals, Inc.*	55,420	1,994,566
Adobe, Inc.*	34,640	9,569,300
Agilent Technologies, Inc.	52,470	4,020,776
Alphabet, Inc., Class A*	17,377	21,219,750
Amazon.com, Inc.*	1,508	2,617,752
AnaptysBio, Inc.*	5,085	177,924
Anthem, Inc.	29,395	7,057,739
Bluebird Bio, Inc.*	12,390	1,137,650
Blueprint Medicines Corp.*	22,850	1,678,790
Centene Corp.*	47,930	2,073,452
Citigroup, Inc.	105,576	7,293,190
Colgate-Palmolive Co.	83,823	6,161,829
Electronic Arts, Inc.*	22,410	2,192,146
Equifax, Inc.	27,480	3,865,612
Facebook, Inc., Class A*	54,085	9,631,457
GlycoMimetics, Inc.*	70,820	305,234
Goldman Sachs Group, Inc. (The)	9,894	2,050,334
Incyte Corp.*	26,390	1,958,930
International Game Technology plc(x)	96,169	1,366,561
Intuit, Inc.	39,135	10,407,562
Ionis Pharmaceuticals, Inc.*	35,070	2,101,044
MacroGenics, Inc.*	67,870	866,021
Maxim Integrated Products, Inc.	119,269	6,906,868
Microsoft Corp.	16,236	2,257,291
Mirati Therapeutics, Inc.(x)*	12,454	970,291
PayPal Holdings, Inc.*	66,790	6,918,776
Ra Pharmaceuticals, Inc.*	33,080	782,342
resTORbio, Inc.(x)*	64,270	568,147
S&P Global, Inc.	42,944	10,520,421
Sage Therapeutics, Inc.*	19,956	2,799,627
Sarepta Therapeutics, Inc.*	14,876	1,120,460
Tiffany & Co.	38,732	3,587,745
United Parcel Service, Inc., Class B	35,698	4,277,334
Veracyte, Inc.*	36,960	887,040
Walt Disney Co. (The)	40,907	5,331,000
Zimmer Biomet Holdings, Inc.	21,896	3,005,664

		151,760,121

Total Common Stocks (97.7%) (Cost $195,797,137)		290,534,605

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	13,678

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	430,638	430,768

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $68,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $69,382.(xx)	$68,022	68,022
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $56,462, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%- 2.750%, maturing 5/15/20-8/7/23; total market value $57,587.(xx)	56,458	56,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $27,567, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $30,680.(xx)	$27,565	$27,565
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $237,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $242,013.(xx)	237,268	237,268

Total Repurchase Agreements		389,313

Total Short-Term Investments (0.3%) (Cost $820,080)
		820,081

Total Investments in Securities (98.0%) (Cost $196,617,217)		291,368,364
Other Assets Less Liabilities (2.0%)		5,863,791

Net Assets (100%)		$297,232,155

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $2,775,928. This was collateralized by $2,567,863 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-8/15/48 and by cash of $389,313 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2019	Market Value	% of Net Assets
Information Technology	$66,623,421	22.4%
Communication Services	43,522,885	14.6
Financials	42,566,184	14.3
Industrials	40,565,327	13.6
Health Care	39,482,731	13.3
Consumer Discretionary	38,316,758	12.9
Consumer Staples	13,060,330	4.4
Real Estate	5,623,949	1.9
Energy	786,698	0.3
Investment Company	430,768	0.2
Repurchase Agreements	389,313	0.1
Cash and Other	5,863,791	2.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,591,185	$—	$—	$1,591,185
China	4,436,953	—	—	4,436,953
France	—	31,893,734	—	31,893,734
Germany	—	18,611,017	—	18,611,017
India	5,062,398	5,623,949	—	10,686,347
Italy	—	666,595	—	666,595
Japan	—	40,172,856	—	40,172,856
Netherlands	1,148,564	—	—	1,148,564
Spain	—	4,858,321	—	4,858,321
Sweden	—	6,736,701	—	6,736,701
Switzerland	—	5,143,626	—	5,143,626
United Kingdom	763,430	12,065,155	—	12,828,585
United States	151,760,121	—	—	151,760,121
Preferred Stock
India	—	13,678	—	13,678
Short-Term Investments
Investment Company	430,768	—	—	430,768
Repurchase Agreements	—	389,313	—	389,313

Total Assets	$165,193,419	$126,174,945	$—	$291,368,364

Total Liabilities	$—	$—	$—	$—

Total	$165,193,419	$126,174,945	$—	$291,368,364

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,570,392
Aggregate gross unrealized depreciation	(11,317,141)

Net unrealized appreciation	$94,253,251

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,115,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.5%)
CIFC Funding Ltd.,
Series 2015-5A A1R
3.135%, 10/25/27(l)§	$250,000	$248,904
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
2.478%, 10/25/35(l)	100,000	94,407
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
3.068%, 9/25/34(l)	39,877	39,856
Series 2007-1 1A
2.158%, 7/25/37(l)	115,246	102,653
Series 2007-6 1A
2.218%, 9/25/37(l)	24,913	21,208
Series 2007-8 1A1
2.208%, 11/25/37(l)	263,416	250,609
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
2.238%, 7/25/37(l)§	432,000	291,822
Crown Point CLO 5 Ltd.,
Series 2018-5A A
3.243%, 7/17/28(l)§	200,000	199,410
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
2.758%, 8/25/47(l)	67,934	67,524
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.064%, 5/28/28(l)§	300,000	297,723
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.006%, 6/20/27(l)§	93,006	92,963
GSAA Trust,
Series 2006-7 AF4A
6.220%, 3/25/46(e)	34,161	26,923
Home Equity Asset Trust,
Series 2004-3 M1
2.873%, 8/25/34(l)	448,213	446,718
Series 2005-8 M2
2.468%, 2/25/36(l)	100,000	97,818
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
2.238%, 4/25/37(l)	29,446	24,184
HSI Asset Securitization Corp. Trust,
Series 2007-WF11A1
2.178%, 5/25/37(l)	82,580	80,193
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR
3.173%, 1/15/28(l)§	300,000	299,825
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.153%, 1/17/28(l)§	250,000	248,489
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
3.157%, 5/15/36(l)§	100,000	100,032
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
2.138%, 8/25/36(l)	85,885	45,373
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
2.168%, 10/25/36(l)	133,519	61,955
Mountain View CLO X Ltd.,
Series 2015-10A AR
3.123%, 10/13/27(l)§	180,000	180,001
New Century Home Equity Loan Trust,
Series 2004-4 M1
2.783%, 2/25/35(l)	83,911	82,277
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
2.723%, 1/25/36(l)	200,000	197,441
Option One Mortgage Loan Trust,
Series 2004-3 M2
2.873%, 11/25/34(l)	20,913	20,586
RAAC Trust,
Series 2007-SP3 A1
3.218%, 9/25/47(l)	24,851	24,633
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
2.178%, 7/25/36(l)	200,990	106,733
Series 2006-HE2 A2C
2.168%, 7/25/36(l)	58,951	32,279
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
2.218%, 6/25/37(l)	148,993	118,582
Series 2007-OPT2 2A3
2.198%, 7/25/37(l)	83,907	78,848
SpringCastle Funding Asset- Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§	271,709	274,398
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.118%, 4/20/28(l)§	260,000	258,775
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.944%, 2/28/26(l)§	216,068	215,398

Total Asset-Backed Securities		4,728,540

Collateralized Mortgage Obligations (4.2%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	77,194	66,711
Series 2006-HY11 A1
2.138%, 6/25/36(l)	144,553	137,359
Series 2007-1T1 1A1
6.000%, 3/25/37	218,886	153,111
Series 2007-4CB 1A35
6.000%, 4/25/37	58,571	58,957
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	77,635	77,417
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37	75,751	62,992
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.606%, 3/25/37(l)	115,342	115,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		$11,513	$11,705
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1
3.830%, 8/26/58§		97,079	98,188
CSMC Trust,
Series 2007-4R 1A1
5.896%, 10/26/36(l)§		7,321	6,987
Series 2015-3R 5A2
2.168%, 9/29/36(l)§		351,000	332,584
Series 2019-RPL8 A1
3.322%, 10/25/58(l)§		199,301	200,151
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
2.347%, 10/19/45(l)		66,389	64,361
GNMA,
Series 2016-H17 FC
3.058%, 8/20/66(l)		260,934	263,072
Series 2018-H15 FG
2.266%, 8/20/68(l)		196,122	192,447
Series 2019-20 FE
2.444%, 2/20/49(l)		478,768	478,104
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.223%, 12/25/34(l)		9,974	10,145
Series 2005-AR4 6A1
4.643%, 7/25/35(l)		60,898	62,245
Hawksmoor Mortgages,
Series 2019-1A A
1.762%, 5/25/53(l)§	GBP	400,000	492,074
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
2.478%, 3/25/36(l)		$114,517	112,652
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
4.664%, 4/25/35(l)		18,632	19,203
Lehman Mortgage Trust,
Series 2005-3 4A1
5.192%, 1/25/36(l)		21,699	21,897
Lehman XS Trust,
Series 2007-20N A1
3.168%, 12/25/37(l)		267,385	264,416
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		82,517	87,209
RALI Trust,
Series 2007-QH8 A
3.390%, 10/25/37(l)		51,158	48,009
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		145,301	100,041
Sequoia Mortgage Trust,
Series 6 A
2.697%, 4/19/27(l)		150,864	148,796
Silverstone Master Issuer plc,
Series 2019-1A 2A
1.459%, 1/21/70(l)§	GBP	100,000	123,260
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.798%, 10/20/51(l)§		377,513	464,346
Trinity Square plc,
Series 2015-1A A
1.917%, 7/15/51(l)§		102,932	126,869
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$37,460	30,782

Total Collateralized Mortgage Obligations			4,431,730

Commercial Mortgage-Backed Securities (0.6%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
3.316%, 9/15/36(l)§		400,000	400,255
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
3.600%, 12/15/31(l)§		200,000	199,999

Total Commercial Mortgage-Backed Securities			600,254

Corporate Bonds (7.4%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.888%, 6/1/21(k)		100,000	100,462
5.150%, 2/15/50		100,000	117,015

			217,477

Media (0.2%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	223,995

Total Communication Services			441,472

Consumer Discretionary (0.2%)
Automobiles (0.2%)
Daimler Finance North America LLC
2.875%, 3/10/21§		$150,000	151,081

Total Consumer Discretionary			151,081

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.765%, 8/14/20(k)		100,000	100,198

Total Consumer Staples			100,198

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.738%, 1/10/20(k)		100,000	100,015
Petrobras Global Finance BV
5.093%, 1/15/30§		238,000	248,270

			348,285

Total Energy			348,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (6.1%)
Banks (1.0%)
Nordea Kredit Realkreditaktieselskab
2.500%, 10/1/47	DKK	310	$47
1.000%, 10/1/50(m)	DKK	2,900,000	425,812
UniCredit SpA
7.830%, 12/4/23§		$500,000	580,247

			1,006,106

Capital Markets (0.8%)
Deutsche Bank AG
4.250%, 10/14/21		350,000	355,277
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.319%, 9/15/20(k)		200,000	201,532
ING Bank NV
2.625%, 12/5/22§		100,000	102,242
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 2.682%, 6/8/20(k)§		200,000	200,665

			859,716

Consumer Finance (0.3%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	138,250
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	197,750

			336,000

Thrifts & Mortgage Finance (4.0%)
Jyske Realkredit A/S
Series 111E
2.500%, 10/1/47	DKK	5,086	772
Series 411E
1.500%, 10/1/50(m)		13,599,096	2,031,834
Series CCE
1.000%, 10/1/50(m)		299,996	44,114
Nykredit Realkredit A/S
Series 01E
2.500%, 10/1/47(m)		5,410	821
3.000%, 10/1/47		27,753	4,303
Series 01EE
1.000%, 10/1/50(m)		10,700,000	1,560,811
Series CCE
1.000%, 10/1/50(m)		3,999,982	587,399
Realkredit Danmark A/S
Series 23S
2.500%, 7/1/47		13,530	2,055

			4,232,109

Total Financials			6,433,931

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		$100,000	101,585

Total Health Care			101,585

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	106,937

Total Industrials			106,937

Utilities (0.1%)
Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.568%, 3/15/21(k)		100,000	99,751

Total Utilities			99,751

Total Corporate Bonds			7,783,240

Foreign Government Securities (59.0%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	1,241,892	870,748
3.000%, 9/20/25 TIPS(m)		1,411,890	1,142,469
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	154,059	149,970
1.250%, 12/1/47 TIPS		444,460	424,172
0.500%, 12/1/50 TIPS		263,518	214,567
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,407,525	1,971,668
3.000%, 12/1/36 TIPS		665,070	731,346
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/46 TIPS(m)	EUR	44,540	69,695
France Government Bond OAT
0.100%, 7/25/21 TIPS(m)		556,256	620,788
1.100%, 7/25/22 TIPS(m)		2,322,589	2,719,141
0.100%, 3/1/25 TIPS(m)		686,783	799,715
0.100%, 3/1/28 TIPS(m)		966,121	1,161,032
0.700%, 7/25/30 TIPS(m)		762,464	1,007,578
0.100%, 7/25/36 TIPS(m)		1,890,177	2,453,634
1.800%, 7/25/40 TIPS(m)		717,690	1,268,123
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	142,009,000	1,357,212
0.100%, 3/10/27 TIPS		71,211,000	684,202
0.100%, 3/10/28 TIPS		119,976,990	1,154,415
0.100%, 3/10/29 TIPS		81,101,250	780,353
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,122,430	486,884
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,873,746	2,299,046
1.000%, 11/30/30 TIPS(m)		1,095,119	1,434,522
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	81,217
1.000%, 6/1/25 TIPS(m)		500,000	63,974
0.125%, 6/1/26 TIPS		1,050,000	131,134
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	63,320
2.000%, 9/20/25 TIPS(m)		434,480	302,820
2.500%, 9/20/35 TIPS(m)		106,000	86,751
Republic of Argentina
(ARLLMONP + 0.00%), 81.781%, 6/21/20(k)(r)	ARS	7,330,000	52,717
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 55.469%, 4/3/22(k)(r)		250,000	1,660
Republic of Italy
1.650%, 4/23/20 TIPS(m)	EUR	100,433	110,287
2.600%, 9/15/23 TIPS(m)		727,370	889,130
2.350%, 9/15/24 TIPS(m)		2,691,200	3,323,340
3.100%, 9/15/26 TIPS(m)		664,572	886,395
2.550%, 9/15/41 TIPS(m)		232,626	345,782
3.850%, 9/1/49(m)		400,000	629,777
Republic of Peru
5.940%, 2/12/29(m)	PEN	400,000	134,324
6.150%, 8/12/32(m)		600,000	203,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS(m)	GBP	1,373,342	$1,947,369
7.403%, 7/17/24		52,000	240,290
0.125%, 3/22/26 TIPS(m)		2,467,409	3,723,386
1.250%, 11/22/27 TIPS(m)		2,148,134	3,697,919
8.830%, 7/22/30		17,000	83,520
1.250%, 11/22/32 TIPS(m)		1,566,616	3,182,868
0.750%, 3/22/34 TIPS(m)		81,030	161,206
1.750%, 9/7/37(m)		50,000	70,473
0.625%, 3/22/40 TIPS(m)		133,704	298,145
0.125%, 8/10/41 TIPS(m)		403,155	853,970
0.125%, 3/22/44 TIPS(m)		477,680	1,050,407
0.125%, 3/22/46 TIPS(m)		1,750,773	3,975,063
0.750%, 11/22/47 TIPS(m)		905,704	2,396,807
0.125%, 8/10/48 TIPS(m)		189,634	448,372
4.250%, 12/7/49(m)		50,000	114,324
0.250%, 3/22/52 TIPS(m)		409,042	1,062,039
1.250%, 11/22/55 TIPS(m)		575,384	1,996,354
0.125%, 11/22/56 TIPS(m)		333,344	915,064
0.125%, 3/22/58 TIPS(m)		341,671	953,453
0.375%, 3/22/62 TIPS(m)		96,979	309,169
0.125%, 11/22/65 TIPS(m)		855,932	2,765,484
0.125%, 3/22/68 TIPS(m)		220,284	758,641
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,887,860	109,746

Total Foreign Government Securities			62,221,142

Collateralized Debt Obligations (1.7%)
Greystone Commercial Real Estate Notes
Series 2019-FL2 A
(ICE LIBOR USD 1 Month + 1.18%, 1.18% Floor), 3.442%, 9/15/37(k)§		$100,000	100,063
Palmer Square Loan Funding Ltd.
Series 2019-4A A1
(ICE LIBOR USD 3 Month + 0.90%, 0.90% Floor), 0.000%, 10/24/27(k)§		500,000	499,999
Shackleton CLO Ltd.
Series 2016-9A AR
(ICE LIBOR USD 3 Month + 1.13%, 1.13% Floor), 3.408%, 10/20/28(k)§		400,000	399,997
Sound Point CLO XIV Ltd.
Series 2016-3A AR
(ICE LIBOR USD 3 Month + 1.15%), 3.301%, 1/23/29(k)§		500,000	499,997
STWD Ltd.
Series 2019-FL1 A (ICE LIBOR USD 1 Month + 1.08%), 3.369%, 7/15/38(k)§		300,000	300,376

Total Collateralized Debt Obligations			1,800,432

Mortgage-Backed Securities (18.5%)
UMBS, 30 Year, Single Family
3.000%, 10/25/49 TBA		1,000,000	1,015,000
3.500%, 11/25/49 TBA		6,600,000	6,770,672
3.000%, 12/25/49 TBA		700,000	709,543
3.500%, 12/25/49 TBA		5,000,000	5,129,492
4.000%, 12/25/49 TBA		5,700,000	5,918,426

Total Mortgage-Backed Securities			19,543,133

U.S. Treasury Obligations (53.0%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		382,639	6,645,070
2.000%, 1/15/26 TIPS		1,272,270	424,647
2.375%, 1/15/27 TIPS		1,098,556	1,467,832
1.750%, 1/15/28 TIPS		187,911	1,233,515
3.375%, 4/15/32 TIPS		47,482	259,211
2.125%, 2/15/40 TIPS		316,335	62,888
2.125%, 2/15/41 TIPS		215,739	422,999
0.750%, 2/15/42 TIPS		156,234	227,066
0.625%, 2/15/43 TIPS		1,684,346	159,347
1.375%, 2/15/44 TIPS		762,692	2,007,563
0.750%, 2/15/45 TIPS		1,775,841	796,939
1.000%, 2/15/46 TIPS		129,671	1,966,432
0.875%, 2/15/47 TIPS		2,616,732	140,012
1.000%, 2/15/48 TIPS(z)		448,628	2,918,167
1.000%, 2/15/49 TIPS			503,892
U.S. Treasury Inflation Linked Notes		1,058,823
1.250%, 7/15/20 TIPS		4,574,232	1,063,062
1.125%, 1/15/21 TIPS(z)		9,633,612	4,587,008
0.125%, 4/15/21 TIPS(z)		423,474	9,526,739
0.625%, 7/15/21 TIPS		45,344	425,028
0.125%, 1/15/22 TIPS		3,150,230	44,901
0.125%, 4/15/22 TIPS(z)		1,194,916	3,117,128
0.125%, 1/15/23 TIPS		1,681,204	1,184,741
0.250%, 1/15/25 TIPS		941,270	1,685,243
0.375%, 7/15/25 TIPS		2,861,444	953,367
0.625%, 1/15/26 TIPS(z)		181,965	2,932,700
0.125%, 7/15/26 TIPS		339,888	181,421
0.375%, 1/15/27 TIPS(v)		304,169	343,393
0.375%, 7/15/27 TIPS		2,372,605	308,726
0.500%, 1/15/28 TIPS		4,211,176	2,425,757
0.750%, 7/15/28 TIPS(z)		3,160,102	4,419,102
0.875%, 1/15/29 TIPS(z)		60,182	3,352,671
0.250%, 7/15/29 TIPS		382,639	60,770

Total U.S. Treasury Obligations			55,847,337

Total Long-Term Debt Securities (148.9%) (Cost $148,908,395)			156,955,808

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil
0.00%, 1/1/20(p)	BRL	535,000	126,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.0%)
Argentina Treasury Bills
202.12%, 2/26/20(p)(r)	ARS	220,000	$2,079
163.22%, 5/13/20(p)(r)		200,000	1,715

Total U.S. Treasury Obligations			3,794

Total Short-Term Investments (0.1%) (Cost $147,677)			130,771

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 30 Year Bond 11/22/2019 at USD 220.00, American Style Notional Amount: USD 3,000,000 Exchange Traded*		30	—
U.S. Treasury 30 Year Bond 11/22/2019 at USD 198.00, American Style Notional Amount: USD 500,000 Exchange Traded*		5	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 132.00, American Style Notional Amount: USD 1,700,000 Exchange Traded*		17	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 127.50, American Style Notional Amount: USD 2,300,000 Exchange Traded*		23	—
Ultra Long Term U.S. Treasury Bond 11/22/2019 at USD 295.00, American Style Notional Amount: USD 1,100,000 Exchange Traded*		11	—
Ultra Long Term U.S. Treasury Bond 11/22/2019 at USD 240.00, American Style Notional Amount: USD 200,000 Exchange Traded*		2	—

			—

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bobl 11/22/2019 at EUR 141.00, American Style Notional Amount: EUR 1,500,000 Exchange Traded*		15	82
Euro-Bobl 11/22/2019 at EUR 144.00, American Style Notional Amount: EUR 2,400,000 Exchange Traded*		24	131
Euro-Bund 11/22/2019 at EUR 162.50, American Style Notional Amount: EUR 900,000 Exchange Traded*		9	98
Euro-Bund 11/22/2019 at EUR 154.00, American Style Notional Amount: EUR 4,100,000 Exchange Traded*		41	447
Euro-Bund 10/25/2019 at EUR 173.00, American Style Notional Amount: EUR 1,400,000 Exchange Traded*		14	5,341
Euro-OAT 11/22/2019 at EUR 200.00, American Style Notional Amount: EUR 4,600,000 Exchange Traded*		46	501
Euro-Schatz 11/22/2019 at EUR 114.90, American Style Notional Amount: EUR 20,400,000 Exchange Traded*		204	1,112
U.S. Treasury 10 Year Note 11/22/2019 at USD 116.00, American Style Notional Amount: USD 4,900,000 Exchange Traded*		49	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 117.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*		15	—

			7,712

Total Options Purchased (0.0%) (Cost $8,678)			7,712

Total Investments in Securities (149.0%) (Cost $149,064,750)			157,094,291
Other Assets Less Liabilities (-49.0%)			(51,657,339)

Net Assets (100%)			$105,436,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $8,546,594 or 8.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $58,298,077 or 55.3% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $331,662.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ARLLMONP — Argentina Blended Policy Rate

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	1.9
Brazil	0.4
Canada	3.4
Cayman Islands	3.7
Denmark	4.9
France	9.5
Germany	0.6
Italy	6.4
Japan	3.8
Luxembourg	0.2
Mexico	0.1
Netherlands	0.1
New Zealand	0.4
Peru	0.3
Spain	3.5
Sweden	0.3
Switzerland	0.2
United Kingdom	30.6
United States	78.6
Cash and Other	(49.0)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	42	12/2019	EUR	7,976,799	(96,728)
Long Gilt	29	12/2019	GBP	4,786,589	26,885
Short-Term Euro-BTP	42	12/2019	EUR	5,158,711	(4,218)
U.S. Treasury 10 Year Note	57	12/2019	USD	7,427,812	(63,764)
U.S. Treasury 10 Year Ultra Note	6	12/2019	USD	854,437	(2,821)

					(140,646)

Short Contracts
Australia 10 Year Bond	(1)	12/2019	AUD	(99,453)	(1,091)
Australia 3 Year Bond	(12)	12/2019	AUD	(937,027)	(3,443)
Euro-Bobl	(9)	12/2019	EUR	(1,330,665)	9,885
Euro-Buxl	(8)	12/2019	EUR	(1,896,513)	(11,518)
Euro-OAT	(44)	12/2019	EUR	(8,167,693)	106,621
Euro-Schatz	(204)	12/2019	EUR	(24,976,553)	58,220
Japan 10 Year Bond	(1)	12/2019	JPY	(1,433,711)	1,434
U.S. Treasury 5 Year Note	(43)	12/2019	USD	(5,123,383)	(5,322)
U.S. Treasury Long Bond	(35)	12/2019	USD	(5,680,938)	69,952
U.S. Treasury Ultra Bond	(13)	12/2019	USD	(2,494,781)	33,998

					258,736

					118,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,094,681	DKK	20,158,350	Bank of America	10/1/2019	151,835
USD	1,611,736	DKK	10,890,000	Goldman Sachs Bank USA	10/1/2019	21,943
USD	574,078	DKK	3,795,000	JPMorgan Chase Bank	10/1/2019	20,059
BRL	1,958,708	USD	470,662	Deutsche Bank AG**	10/2/2019	753
USD	6,064,876	EUR	5,543,000	Bank of America	10/2/2019	23,284
USD	20,072,883	EUR	18,142,257	Barclays Bank plc	10/2/2019	298,731
USD	359,029	GBP	291,000	Barclays Bank plc	10/2/2019	1,229
USD	4,077,820	JPY	431,800,000	Goldman Sachs Bank USA	10/2/2019	84,294
USD	442,866	NZD	701,000	Goldman Sachs Bank USA	10/2/2019	3,900
USD	260,484	SEK	2,530,000	Bank of America	10/2/2019	3,475
USD	96,291	MXN	1,886,000	Barclays Bank plc	10/9/2019	833
USD	138,577	PEN	459,770	Deutsche Bank AG**	10/28/2019	2,302
USD	204,340	PEN	677,775	JPMorgan Chase Bank**	10/28/2019	3,449
BRL	1,958,708	USD	467,969	Credit Suisse**	11/4/2019	2,288
USD	20,703,370	EUR	18,916,257	JPMorgan Chase Bank	11/4/2019	30,266
USD	29,873,438	GBP	24,211,858	Bank of America	11/4/2019	60,762
USD	2,759,241	GBP	2,237,916	Barclays Bank plc	11/4/2019	3,639
USD	441,779	NZD	701,000	Bank of America	11/4/2019	2,463
USD	259,108	SEK	2,530,000	Goldman Sachs Bank USA	11/4/2019	1,500
USD	3,512,536	JPY	377,000,000	JPMorgan Chase Bank	11/5/2019	17,287
RUB	32,171,315	USD	488,116	Goldman Sachs Bank USA**	11/15/2019	4,943
USD	493,907	KRW	587,932,530	JPMorgan Chase Bank**	12/18/2019	1,245
USD	238,126	SGD	328,164	Barclays Bank plc	12/18/2019	477
USD	5,153,466	DKK	34,747,243	Bank of America	1/2/2020	40,273
USD	139,073	BRL	535,000	JPMorgan Chase Bank**	1/3/2020	11,034

Total unrealized appreciation						792,264

DKK	34,747,243	USD	5,111,768	Bank of America	10/1/2019	(39,141)
EUR	4,683,000	USD	5,180,058	Bank of America	10/2/2019	(75,822)
EUR	86,000	USD	95,610	Barclays Bank plc	10/2/2019	(1,874)
GBP	24,211,858	USD	29,833,113	Bank of America	10/2/2019	(63,424)
GBP	867,000	USD	1,072,526	Barclays Bank plc	10/2/2019	(6,506)
JPY	54,800,000	USD	506,999	Bank of America	10/2/2019	(179)
JPY	377,000,000	USD	3,504,520	JPMorgan Chase Bank	10/2/2019	(17,815)
NZD	701,000	USD	441,450	Bank of America	10/2/2019	(2,484)
USD	1,976,005	AUD	2,937,000	Goldman Sachs Bank USA	10/2/2019	(6,323)
USD	468,927	BRL	1,958,708	Credit Suisse**	10/2/2019	(2,489)
USD	3,400,500	CAD	4,516,428	Bank of America	10/2/2019	(8,511)
USD	2,908,903	GBP	2,405,000	Barclays Bank plc	10/2/2019	(48,165)
USD	30,035,121	GBP	24,620,774	Goldman Sachs Bank USA	10/2/2019	(237,351)
ZAR	3,475,691	USD	245,790	Bank of America	10/7/2019	(16,447)
USD	243,190	TWD	7,623,991	Barclays Bank plc**	11/21/2019	(3,269)
USD	203,695	TWD	6,382,000	JPMorgan Chase Bank**	11/21/2019	(2,614)
IDR	7,283,855,500	USD	512,601	Barclays Bank plc**	12/18/2019	(3,751)
USD	60,691	TWD	1,880,325	JPMorgan Chase Bank**	12/18/2019	(191)

Total unrealized depreciation						(536,356)

Net unrealized appreciation						255,908

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(9,000)	USD	130.00	10/25/2019	(7,594)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	15	EUR	(1,500,000)	EUR	136.50	10/25/2019	(327)
Euro-Bobl	Exchange Traded	15	EUR	(1,500,000)	EUR	136.50	10/25/2019	(14,224)
Euro-Bund	Exchange Traded	14	EUR	(1,400,000)	EUR	170.50	10/25/2019	(763)
Euro-Bund	Exchange Traded	2	EUR	(200,000)	EUR	173.00	11/22/2019	(4,207)
Euro-Bund	Exchange Traded	2	EUR	(200,000)	EUR	173.00	11/22/2019	(1,482)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR	175.00	11/22/2019	(5,363)
Euro-Bund	Exchange Traded	6	EUR	(600,000)	EUR	175.00	11/22/2019	(10,267)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	178.50	11/22/2019	(839)
Euro-Schatz	Exchange Traded	25	EUR	(2,500,000)	EUR	112.20	11/22/2019	(954)
U.S. Treasury 10 Year Note	Exchange Traded	9	USD	(9,000)	USD	130.00	10/25/2019	(4,781)

								(43,207)

Total Written Options Contracts (Premiums Received ($63,875))								(50,801)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Asset-Backed Securities	$—	$4,728,540	$—	$4,728,540
Collateralized Debt Obligations	—	1,800,432	—	1,800,432
Collateralized Mortgage Obligations	—	4,431,730	—	4,431,730
Commercial Mortgage-Backed Securities	—	600,254	—	600,254
Corporate Bonds
Communication Services	—	441,472	—	441,472
Consumer Discretionary	—	151,081	—	151,081
Consumer Staples	—	100,198	—	100,198
Energy	—	348,285	—	348,285
Financials	—	6,433,931	—	6,433,931
Health Care	—	101,585	—	101,585
Industrials	—	106,937	—	106,937
Utilities	—	99,751	—	99,751
Foreign Government Securities	—	62,166,765	54,377	62,221,142
Forward Currency Contracts	—	792,264	—	792,264
Futures	306,995	—	—	306,995
Mortgage-Backed Securities	—	19,543,133	—	19,543,133
Options Purchased
Call Options Purchased	— (b)	—	—	— (b)
Put Options Purchased	7,712	—	—	7,712
Short-Term Investments
Foreign Government Treasury Bill	—	126,977	—	126,977
U.S. Treasury Obligations	—	—	3,794	3,794
U.S. Treasury Obligations	—	55,847,337	—	55,847,337

Total Assets	$314,707	$157,820,672	$58,171	$158,193,550

Liabilities:
Forward Currency Contracts	$—	$(536,356)	$—	$(536,356)
Futures	(188,905)	—	—	(188,905)
Options Written
Call Options Written	(7,594)	—	—	(7,594)
Put Options Written	(43,207)	—	—	(43,207)

Total Liabilities	$(239,706)	$(536,356)	$—	$(776,062)

Total	$75,001	$157,284,316	$58,171	$157,417,488

(a)	A security with a market value of $54,377 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,130,226
Aggregate gross unrealized depreciation	(2,803,421)

Net unrealized appreciation	$7,326,805

Federal income tax cost of investments in securities and derivative instruments, if applicable	$150,090,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1
2.498%, 5/25/35(l)	$27,844	$26,001
Catamaran CLO Ltd.,
Series 2013-1A AR
3.106%, 1/27/28(l)§	250,000	248,380
C-BASS TRUST,
Series 2006-CB9 A1
2.078%, 11/25/36(l)	2,192	1,380
CIFC Funding Ltd.,
Series 2015-2A AR
3.083%, 4/15/27(l)§	247,709	247,114
CIT Mortgage Loan Trust,
Series 2007-1 1A
3.368%, 10/25/37(l)§	25,317	25,459
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
2.098%, 1/25/37(l)	4,931	3,698
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
2.268%, 6/25/37(l)	174,305	173,491
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6
3.811%, 4/25/36(l)	73	73
Series 2006-19 2A3
2.268%, 3/25/37(l)	40,000	36,564
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.068%, 5/25/35(l)	25,000	24,532
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
2.758%, 8/25/47(l)	22,645	22,508
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
2.275%, 8/25/31(l)	1,037	1,010
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
2.488%, 11/25/36(l)	100,000	93,538
Flagship VII Ltd.,
Series 2013-7A A1R
3.398%, 1/20/26(l)§	27,915	27,919
Fremont Home Loan Trust,
Series 2006-C 1A1
2.153%, 10/25/36(l)	45,324	40,479
GSAMP Trust,
Series 2007-FM1 A2A
2.088%, 12/25/36(l)	3,529	2,108
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
2.088%, 7/25/36(l)	21,749	9,496
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR
2.993%, 7/15/26(l)§	91,076	91,194
Jamestown CLO V Ltd.,
Series 2014-5A AR
3.523%, 1/17/27(l)§	191,283	191,520
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1
3.750%, 4/25/59(e)§	94,780	96,276
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)	48,096	35,081
Lehman XS Trust,
Series 2006-7 1A1A
2.178%, 5/25/36(l)	48,614	49,843
Series 2006-8 3A4
4.988%, 6/25/36(e)	19,141	20,237
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
3.157%, 5/15/36(l)§	100,000	100,032
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
2.098%, 9/25/37(l)	918	534
Series 2007-HE2 A2A
2.138%, 2/25/37(l)	10,488	4,382
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
2.068%, 11/25/36(l)	392	197
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
2.723%, 1/25/36(l)	75,000	74,040
OCP CLO Ltd.,
Series 2015-10A A1R
3.087%, 10/26/27(l)§	100,000	99,879
OHA Credit Partners IX Ltd.,
Series 2013-9A A1R
3.288%, 10/20/25(l)§	70,407	70,420
Park Place Securities, Inc.,
Series 2005-WCW1 M2
2.488%, 9/25/35(l)	107,143	106,412
Park Place Securities, Inc. Asset- Backed Pass-Through Certificates,
Series 2004-WCW2 M3
3.068%, 10/25/34(l)	150,000	149,532
Series 2005-WHQ4 M2
2.508%, 9/25/35(l)	25,000	24,507
RAAC Trust,
Series 2006-SP3 M1
2.358%, 8/25/36(l)	18,137	18,025
Renaissance Home Equity Loan Trust,
Series 2002-3 A
2.778%, 12/25/32(l)	2,137	2,080
Saxon Asset Securities Trust,
Series 2007-3 1A
2.328%, 9/25/47(l)	72,701	68,615
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
2.178%, 7/25/36(l)	200,990	106,732
Series 2007-HE1 A2A
2.078%, 12/25/36(l)	11,627	3,884
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	1,836	1,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
SLM Student Loan Trust,
Series 2003-5 A5
0.000%, 6/17/24(l)	EUR	8,889	$9,677
Series 2004-2 A5
0.000%, 1/25/24(l)		34,719	37,803
Series 2008-9 A
3.776%, 4/25/23(l)		$93,414	93,969
SoFi Professional Loan Program LLC,
Series 2017-F A1FX
2.050%, 1/25/41§		56,705	56,611
Soundview Home Loan Trust,
Series 2006-NLC1 A1
2.078%, 11/25/36(l)§		1,981	873
SpringCastle Funding Asset- Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§		181,139	182,932
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
3.600%, 4/25/35(l)		6,849	6,803
Towd Point Mortgage Trust,
Series 2019-HY2 A1
3.018%, 5/25/58(l)§		83,548	83,907
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		10,159	11,082
Venture XX CLO Ltd.,
Series 2015-20A AR
3.123%, 4/15/27(l)§		243,489	242,911
Voya CLO Ltd.,
Series 2014-3A A1R
2.995%, 7/25/26(l)§		137,931	137,931
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
3.272%, 7/16/27(l)§		100,000	99,707

Total Asset-Backed Securities			3,263,214

Collateralized Mortgage Obligations (5.3%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
2.258%, 7/25/37(l)		37,711	34,580
Alternative Loan Trust,
Series 2005-62 2A1
3.446%, 12/25/35(l)		1,710	1,574
Series 2006-OA11 A1B
2.208%, 9/25/46(l)		105,247	99,411
Series 2006-OA19 A1
2.224%, 2/20/47(l)		13,450	10,621
Series 2006-OC5 2A2B
2.128%, 6/25/46(l)		3,340	3,258
Series 2007-1T1 1A1
6.000%, 3/25/37		145,924	102,074
Series 2007-4CB 1A35
6.000%, 4/25/37		58,571	58,957
Series 2007-OA7 A1A
2.198%, 5/25/47(l)		5,569	5,305
American Home Mortgage Investment Trust,
Series 2005-2 4A1
3.531%, 9/25/45(l)		2,917	2,951
Banc of America Funding Trust,
Series 2006-A 1A1
4.701%, 2/20/36(l)		8,191	8,201
Series 2006-G 2A1
2.484%, 7/20/36(l)		1,310	1,309
Series 2006-J 2A1
4.196%, 1/20/47(l)		142,132	137,732
Series 2006-J 4A1
4.647%, 1/20/47(l)		6,138	5,953
Banc of America Mortgage Trust,
Series 2005-E 2A1
4.704%, 6/25/35(l)		1,779	1,706
Series 2006-A 2A1
4.437%, 2/25/36(l)		7,771	7,310
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.201%, 9/25/35(l)		34,416	28,654
Series 2006-2 23A1
4.109%, 3/25/36(l)		13,552	11,542
Bear Stearns ARM Trust,
Series 2004-10 13A1
4.328%, 1/25/35(l)		6,336	6,328
Series 2005-1 2A1
4.313%, 3/25/35(l)		7,656	7,817
Series 2005-9 A1
4.270%, 10/25/35(l)		12,696	13,039
Series 2006-2 3A2
4.315%, 7/25/36(l)		7,919	7,644
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		2,122	1,989
Series 2006-6 A4
6.000%, 4/25/36		19,651	15,956
Series 2006-HYB3 3A1B
3.643%, 5/20/36(l)		3,152	3,017
Series 2007-1 A1
6.000%, 3/25/37		54,108	44,994
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
4.980%, 3/25/36(l)		10,987	11,110
Series 2007-10 22AA
4.218%, 9/25/37(l)		14,673	14,289
Series 2019-C A1
3.228%, 3/25/82(e)§		199,345	199,371
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		196,243	176,839
CSMC Trust,
Series 2007-4R 1A1
5.896%, 10/26/36(l)§		9,893	9,442
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
2.118%, 10/25/36(l)		301	229
Eurosail-UK plc,
Series 2007-3X A3A
1.730%, 6/13/45(l)(m)	GBP	58,218	71,112
Series 2007-3X A3C
1.730%, 6/13/45(l)(m)		25,871	31,433
FHLMC,
Series 278 F1
2.477%, 9/15/42 STRIPS(l)		$194,601	195,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
3.646%, 10/25/44(l)		$63,128	$63,810
Series T-63 1A1
3.492%, 2/25/45(l)		19,403	19,565
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.309%, 6/25/34(l)		5,275	5,328
Series 2006-FA8 1A7
6.000%, 2/25/37		14,006	10,149
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
4.603%, 8/25/35(l)		7,225	6,016
FNMA,
Series 2003-W8 3F2
2.495%, 5/25/42(l)		1,299	1,306
Series 2004-63 FA
2.168%, 8/25/34(l)		807	799
Series 2006-30 KF
2.458%, 5/25/36(l)		351	348
Series 2006-5 3A2
4.414%, 5/25/35(l)		6,046	6,366
Series 2007-63 FC
2.368%, 7/25/37(l)		170	170
GNMA,
Series 2017-H10 FB
3.629%, 4/20/67(l)		92,537	94,126
Series 2018-H15 FG
2.266%, 8/20/68(l)		196,122	192,448
Series 2019-20 FE
2.444%, 2/20/49(l)		383,014	382,483
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
2.558%, 11/25/45(l)		7,705	6,807
Series 2006-AR4 A6A
2.198%, 9/25/46(l)		92,316	88,363
GreenPoint MTA Trust,
Series 2005-AR1 A2
2.458%, 6/25/45(l)		6,792	6,443
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.223%, 12/25/34(l)		7,481	7,609
Series 2005-AR1 1A1
4.715%, 1/25/35(l)		3,208	3,264
Series 2005-AR4 6A1
4.643%, 7/25/35(l)		6,525	6,669
Series 2005-AR6 2A1
4.480%, 9/25/35(l)		5,770	5,926
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
2.617%, 2/19/36(l)		2,991	2,492
Series 2005-2 2A1A
2.497%, 5/19/35(l)		1,711	1,659
Series 2005-9 2A1A
2.384%, 6/20/35(l)		2,960	2,956
Hawksmoor Mortgages,
Series 2019-1A A
1.762%, 5/25/53(l)§	GBP	300,000	369,055
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
4.568%, 11/25/35(l)		6,959	7,015
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
2.798%, 5/25/34(l)		839	810
Series 2004-AR11 2A
4.245%, 12/25/34(l)		2,575	2,595
Series 2005-AR14 1A1A
2.298%, 7/25/35(l)		6,312	5,719
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
2.478%, 3/25/36(l)		265,353	261,031
Series 2006-A7 1A4
2.248%, 12/25/36(l)		52,455	50,114
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
4.683%, 2/25/35(l)		4,515	4,563
Series 2005-A6 2A1
4.576%, 8/25/35(l)		5,178	5,266
Series 2005-A6 4A1
4.264%, 9/25/35(l)		1,019	1,013
Series 2005-A6 7A1
4.256%, 8/25/35(l)		4,899	4,828
Series 2007-A1 1A1
4.484%, 7/25/35(l)		6,174	6,375
Series 2007-A1 3A3
4.508%, 7/25/35(l)		7,057	7,293
Series 2008-R2 1A1
3.715%, 7/27/37(l)§		18,214	18,680
Lehman XS Trust,
Series 2007-20N A1
3.168%, 12/25/37(l)		58,005	57,361
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.734%, 11/21/34(l)		3,637	3,735
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
2.728%, 11/15/31(l)		2,802	2,829
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A
2.268%, 11/25/35(l)		139	140
Series 2005-A9 5A1
3.865%, 12/25/35(l)		4,073	3,753
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
4.365%, 6/25/36(l)		7,922	8,219
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.468%, 12/15/30(l)		3,447	3,367
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A
2.507%, 10/7/20(l)		27,915	27,927
Series 2010-R3 2A
2.617%, 12/8/20(l)		84,003	84,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates,
Series 2005-5 1A1D
2.398%, 12/25/35(l)		$271,762	$257,957
RALI Trust,
Series 2005-QO1 A1
2.318%, 8/25/35(l)		2,906	2,627
Series 2007-QH8 A
3.390%, 10/25/37(l)		56,842	53,343
Residential Asset Securitization Trust,
Series 2005-A5 A3
2.418%, 5/25/35(l)		26,580	21,944
Series 2006-A10 A5
6.500%, 9/25/36		10,379	7,146
Series 2007-A6 2A1
6.500%, 6/25/37		125,754	54,247
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		7,302	7,167
Sequoia Mortgage Trust,
Series 2007-3 1A1
2.244%, 7/20/36(l)		19,842	19,292
Series 5 A
2.757%, 10/19/26(l)		820	813
Silverstone Master Issuer plc,
Series 2019-1A 2A
1.459%, 1/21/70(l)§	GBP	100,000	123,260
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.458%, 2/25/34(l)		$3,440	3,502
Series 2004-19 2A1
3.846%, 1/25/35(l)		2,283	2,229
Series 2005-17 3A1
4.159%, 8/25/35(l)		3,031	3,080
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
2.717%, 10/19/34(l)		1,755	1,762
Series 2005-AR5 A1
2.307%, 7/19/35(l)		2,821	2,803
Series 2005-AR5 A2
2.307%, 7/19/35(l)		4,254	4,202
Series 2005-AR5 A3
2.307%, 7/19/35(l)		10,876	10,817
Series 2006-AR3 11A1
2.228%, 4/25/36(l)		9,427	9,364
Series 2006-AR4 2A1
2.208%, 6/25/36(l)		3,285	3,304
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.798%, 10/20/51(l)§	GBP	377,513	464,346
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.646%, 11/25/42(l)		497	489
Series 2005-AR10 3A1
3.879%, 8/25/35(l)		1,005	985
Series 2005-AR14 2A1
3.988%, 12/25/35(l)		2,351	2,307
Series 2006-AR3 A1A
3.446%, 2/25/46(l)		3,170	3,234
Series 2006-AR7 3A
2.655%, 7/25/46(l)		15,485	14,980
Series 2007-OA4 1A
3.216%, 5/25/47(l)		7,197	6,855
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
4.922%, 9/25/34(l)		751	778

Total Collateralized Mortgage Obligations			4,265,092

Commercial Mortgage-Backed Securities (0.6%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
3.316%, 9/15/36(l)§		100,000	100,064
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		200,000	202,167
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§		200,000	203,370

Total Commercial Mortgage-Backed Securities			505,601

Corporate Bonds (5.5%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.888%, 6/1/21(k)		100,000	100,462
5.150%, 2/15/50		60,000	70,209
5.300%, 8/15/58		20,000	23,547

			194,218

Media (0.2%)
Charter Communications Operating LLC
3.579%, 7/23/20		90,000	90,803
4.464%, 7/23/22		10,000	10,519
Time Warner Cable LLC
5.000%, 2/1/20		20,000	20,064

			121,386

Total Communication Services			315,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.686%, 10/28/21(k)	$200,000	$199,874

Total Consumer Discretionary		199,874

Consumer Staples (0.2%)
Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.765%, 8/14/20(k)	120,000	120,237

Total Consumer Staples		120,237

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.738%, 1/10/20(k)	130,000	130,019
(ICE LIBOR USD 3 Month + 0.70%), 2.819%, 6/15/20(k)	180,000	180,363
Petrobras Global Finance BV
6.125%, 1/17/22	8,000	8,566
5.093%, 1/15/30§	103,000	107,444

		426,392

Total Energy		426,392

Financials (3.1%)
Banks (1.2%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)	20,000	21,575
State Bank of India
(ICE LIBOR USD 3 Month + 0.95%), 3.253%, 4/6/20(k)(m)	200,000	199,997
Toronto-Dominion Bank (The)
2.250%, 3/15/21§	200,000	200,796
UniCredit SpA
7.830%, 12/4/23§	500,000	580,247

		1,002,615

Capital Markets (1.2%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)	20,000	18,947
Deutsche Bank AG
4.250%, 10/14/21	400,000	406,031
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.319%, 9/15/20(k)	350,000	352,682
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 2.682%, 6/8/20(k)§	200,000	200,665

		978,325

Consumer Finance (0.7%)
Ally Financial, Inc.
3.750%, 11/18/19	10,000	9,981
Ford Motor Credit Co. LLC
3.550%, 10/7/22	200,000	197,750
General Motors Financial Co., Inc.
2.350%, 10/4/19	10,000	10,000
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.449%, 6/22/20(k)	260,000	260,466
Navient Corp.
8.000%, 3/25/20	60,000	60,975

		539,172

Total Financials		2,520,112

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Allergan Sales LLC
5.000%, 12/15/21§	60,000	63,412

Pharmaceuticals (0.1%)
Allergan Funding SCS
3.000%, 3/12/20	40,000	40,106
Allergan, Inc.
3.375%, 9/15/20	40,000	40,447

		80,553

Total Health Care		143,965

Industrials (0.3%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.731%, 11/10/20(k)	130,000	130,064

Road & Rail (0.0%)
ERAC USA Finance LLC
5.250%, 10/1/20§	10,000	10,299
4.500%, 8/16/21§	20,000	20,782

		31,081

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20	90,000	96,244

Total Industrials		257,389

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27	10,000	10,279

Technology Hardware, Storage & Peripherals (0.0%)
EMC Corp.
2.650%, 6/1/20	10,000	9,980

Total Information Technology		20,259

Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp. (REIT)
2.800%, 6/1/20	10,000	10,041

Total Real Estate		10,041

Utilities (0.6%)
Electric Utilities (0.4%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21(k)§	210,000	210,841
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.544%, 8/21/20(k)	130,000	130,112

		340,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.706%, 12/20/20(k)§		$60,000	$60,069

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.568%, 3/15/21(k)		50,000	49,875

Total Utilities			450,897

Total Corporate Bonds			4,464,770

Foreign Government Securities (6.1%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	252,978	177,374
3.000%, 9/20/25 TIPS(m)		408,705	330,715
Autonomous Community of Catalonia
4.950%, 2/11/20	EUR	40,000	44,353
Canada Government Real Return Bond
4.250%, 12/1/26 TIPS	CAD	218,376	212,889
Japanese Government CPI Linked Bonds
0.100%, 3/10/28 TIPS	JPY	82,673,220	795,479
0.100%, 3/10/29 TIPS		18,022,500	173,412
Kingdom of Saudi Arabia
4.000%, 4/17/25§		$200,000	213,700
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	249,826	174,121
3.000%, 9/20/30 TIPS(m)		559,832	453,753
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	67,162
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/26 TIPS(m)	GBP	212,998	321,419
1.250%, 11/22/27 TIPS(m)		1,103,902	1,900,319
0.125%, 11/22/65 TIPS(m)		7,781	25,141
United Mexican States
7.750%, 5/29/31	MXN	1,980,000	105,930

Total Foreign Government Securities			4,995,767

Collateralized Debt Obligations (1.9%)
Euro-Galaxy V CLO BV
Series 2016-5A ARV
(EURIBOR 3 Month + 0.82%, 0.82% Floor), 0.820%, 11/10/30(k)§	EUR	250,000	272,493
OZLME BV
Series 1A AR
(EURIBOR 3 Month + 0.82%, 0.82% Floor), 0.820%, 1/18/30(k)§		400,000	432,608
Palmer Square Loan Funding Ltd.
Series 2019-4A A1
(ICE LIBOR USD 3 Month + 0.90%, 0.90% Floor), 0.000%, 10/24/27(k)§		$250,000	250,000
Sound Point CLO XIV Ltd.
Series 2016-3A AR
(ICE LIBOR USD 3 Month + 1.15%), 3.301%, 1/23/29(k)§		400,000	399,997
STWD Ltd.
Series 2019-FL1 A
(ICE LIBOR USD 1 Month + 1.08%), 3.369%, 7/15/38(k)§		200,000	200,251

Total Collateralized Debt Obligations			1,555,349

Mortgage-Backed Securities (20.7%)
UMBS, 30 Year, Single Family
3.500%, 11/25/49 TBA		8,000,000	8,206,875
4.000%, 11/25/49 TBA		1,100,000	1,141,981
3.000%, 12/25/49 TBA		1,200,000	1,216,359
3.500%, 12/25/49 TBA		1,600,000	1,641,438
4.000%, 12/25/49 TBA		4,400,000	4,568,609

Total Mortgage-Backed Securities			16,775,262

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia,
Series A
7.467%, 6/1/47		20,000	20,696

Total Municipal Bond			20,696

U.S. Treasury Obligations (99.7%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		3,457,296	3,844,756
2.000%, 1/15/26 TIPS		1,758,072	1,951,082
2.375%, 1/15/27 TIPS		674,303	777,951
1.750%, 1/15/28 TIPS		2,743,328	3,080,350
3.625%, 4/15/28 TIPS(z)		4,600,328	5,897,764
2.500%, 1/15/29 TIPS		609,460	735,530
3.875%, 4/15/29 TIPS		1,858,806	2,489,747
2.125%, 2/15/40 TIPS		1,602,531	2,122,477
2.125%, 2/15/41 TIPS		164,025	219,333
0.750%, 2/15/42 TIPS		499,607	525,836
0.625%, 2/15/43 TIPS		212,032	216,257
1.375%, 2/15/44 TIPS		2,532,024	3,017,905
0.750%, 2/15/45 TIPS		2,222,702	2,322,507
1.000%, 2/15/46 TIPS		1,331,881	1,474,824
0.875%, 2/15/47 TIPS		1,360,486	1,468,980
1.000%, 2/15/48 TIPS		2,445,058	2,726,717
1.000%, 2/15/49 TIPS		377,256	423,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	$564,706	$566,967
1.125%, 1/15/21 TIPS	164,203	164,662
0.125%, 4/15/21 TIPS(z)	7,318,038	7,236,853
0.625%, 7/15/21 TIPS(v)	45,535	45,702
0.125%, 1/15/22 TIPS	1,133,590	1,122,520
0.125%, 4/15/22 TIPS(z)	11,088,050	10,971,539
0.125%, 7/15/22 TIPS	1,829,764	1,821,509
0.125%, 1/15/23 TIPS	844,778	837,584
0.625%, 4/15/23 TIPS	692,063	697,497
0.375%, 7/15/23 TIPS	2,436,525	2,450,230
0.625%, 1/15/24 TIPS(v)	153,944	156,304
0.250%, 1/15/25 TIPS	758,275	760,096
0.375%, 7/15/25 TIPS	670,790	679,411
0.625%, 1/15/26 TIPS(z)	5,064,215	5,190,326
0.125%, 7/15/26 TIPS	899,119	896,432
0.375%, 1/15/27 TIPS	860,342	869,214
0.375%, 7/15/27 TIPS	3,996,157	4,056,021
0.500%, 1/15/28 TIPS(z)	4,191,845	4,285,752
0.750%, 7/15/28 TIPS	3,035,726	3,185,615
0.875%, 1/15/29 TIPS	508,055	539,015
0.250%, 7/15/29 TIPS(z)	1,174,560	1,186,030

Total U.S. Treasury Obligations		81,015,022

Total Long-Term Debt Securities (143.8%) (Cost $111,310,215)		116,860,773

SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.5%)
FHLB
0.00%, 10/1/19	1,200,000	1,200,000

Total Short-Term Investment (1.5%) (Cost $1,200,000)		1,200,000

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
1 Year, March 2020 @ 1.50% v. 3 Month LIBOR Exercise Price: USD 1.5 Notional Amount: USD 10,120,000 Counterparty : Bank of America	10,120,000	14,411
5 Years, March 2020 @ 1.50% v. 3 Month LIBOR Exercise Price: USD 1.5 Notional Amount: USD 10,450,000 Counterparty : Morgan Stanley	10,450,000	106,559

		120,970

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 10/25/2019 at EUR 173.00, American Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	3,815

Total Options Purchased (0.1%) (Cost $32,650)		124,785

Total Investments in Securities (145.4%) (Cost $112,542,865)		118,185,558
Other Assets Less Liabilities (-45.4%)		(36,903,920)

Net Assets (100%)		$81,281,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $6,985,422 or 8.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $3,704,331 or 4.6% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $70,437.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NCUA — National Credit Union Administration

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SGD — Singapore Dollar

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	1	12/2019	EUR	147,852	(1,332)
Euro-Bund	7	12/2019	EUR	1,329,466	(10,175)
Euro-Buxl	1	12/2019	EUR	237,064	(4,835)
Short-Term Euro-BTP	15	12/2019	EUR	1,842,397	(5,054)
U.S. Treasury 2 Year Note	3	12/2019	USD	646,500	590
U.S. Treasury 10 Year Note	69	12/2019	USD	8,991,562	(77,652)

					(98,458)

Short Contracts
Euro-OAT	(8)	12/2019	EUR	(1,485,035)	21,253
Euro-Schatz	(132)	12/2019	EUR	(16,161,299)	36,461
Japan 10 Year Bond	(1)	12/2019	JPY	(1,433,711)	1,434
Long Gilt	(10)	12/2019	GBP	(1,650,548)	(7,554)
U.S. Treasury 5 Year Note	(30)	12/2019	USD	(3,574,453)	19,254
U.S. Treasury Long Bond	(32)	12/2019	USD	(5,194,000)	47,424
U.S. Treasury Ultra Bond	(3)	12/2019	USD	(575,719)	9,953

					128,225

					29,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	71,569	MXN	1,402,000	HSBC Bank plc	10/9/2019	609
PEN	215,001	USD	63,398	Citibank NA**	10/22/2019	341
USD	65,209	PEN	215,001	Citibank NA**	10/22/2019	1,470
BRL	1,686,027	USD	403,110	Morgan Stanley**	11/4/2019	1,680
GBP	334,000	USD	405,658	Citibank NA	11/15/2019	5,759
GBP	735,000	USD	904,912	HSBC Bank plc	11/15/2019	450
RUB	25,514,060	USD	386,202	Citibank NA**	11/15/2019	4,827
USD	489,840	AUD	722,000	Morgan Stanley	11/15/2019	1,779
USD	198,695	CAD	263,000	JPMorgan Chase Bank	11/15/2019	44
USD	622,163	EUR	552,000	Citibank NA	11/15/2019	18,460
USD	447,451	EUR	407,000	Morgan Stanley	11/15/2019	2,330
USD	1,165,896	GBP	945,000	Citibank NA	11/15/2019	1,859
USD	1,031,544	JPY	107,800,000	HSBC Bank plc	11/15/2019	31,527
USD	585,030	NZD	905,000	Bank of America	11/15/2019	17,726
USD	393,231	COP	1,330,930,500	Citibank NA**	11/25/2019	11,768
COP	1,334,800,300	USD	380,882	HSBC Bank plc**	1/15/2020	676

Total unrealized appreciation						101,305

BRL	1,686,027	USD	407,110	JPMorgan Chase Bank**	10/2/2019	(1,323)
USD	403,936	BRL	1,686,027	Morgan Stanley**	10/2/2019	(1,852)
ZAR	3,122,155	USD	218,514	Citibank NA	10/7/2019	(12,499)
COP	1,334,800,300	USD	417,154	Citibank NA**	10/15/2019	(33,825)
USD	382,684	COP	1,334,800,300	HSBC Bank plc**	10/15/2019	(646)
EUR	155,000	USD	171,979	Citibank NA	11/15/2019	(2,462)
GBP	1,014,000	USD	1,251,468	Barclays Bank plc	11/15/2019	(2,437)
JPY	45,400,000	USD	421,277	Barclays Bank plc	11/15/2019	(120)
USD	3,885,505	GBP	3,203,000	Bank of America	11/15/2019	(59,904)
USD	108,790	GBP	89,000	Citibank NA	11/15/2019	(839)
USD	591,484	GBP	482,000	JPMorgan Chase Bank	11/15/2019	(2,236)
USD	186,124	GBP	152,000	Morgan Stanley	11/15/2019	(1,107)
USD	247,612	TWD	7,751,776	HSBC Bank plc**	11/21/2019	(2,977)
USD	179,398	TWD	5,620,000	JPMorgan Chase Bank**	11/21/2019	(2,279)
IDR	6,072,520,400	USD	427,353	Barclays Bank plc**	12/18/2019	(3,127)
USD	422,265	KRW	510,454,936	HSBC Bank plc**	12/18/2019	(5,475)
USD	219,095	SGD	304,000	Morgan Stanley	12/18/2019	(1,055)
USD	63,150	PEN	215,001	Citibank NA**	1/17/2020	(352)
USD	25,179	MXN	506,000	JPMorgan Chase Bank	1/22/2020	(14)

Total unrealized depreciation						(134,529)

Net unrealized depreciation						(33,224)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
30 Years, December 2049 @ 0.25% v, 6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	0.25	12/13/2019	(13,691)
5 Years, March 2025 @ 1.40% v, 3 Month LIBOR	Bank of America	658,000	USD	(658,000)	USD	1.40	3/10/2020	(5,284)
5 Years, March 2025 @ 1.40% v, 3 Month LIBOR	Citibank NA	1,362,000	USD	(1,362,000)	USD	1.40	3/10/2020	(10,937)
5 Years, March 2025 @ 1.40% v, 3 Month LIBOR	Morgan Stanley	2,090,000	USD	(2,090,000)	USD	1.40	3/10/2020	(16,782)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(6,000)	USD	130.00	10/25/2019	(5,063)

								(51,757)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North America Investment Grade 32-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	10/16/2019	(7)
CDX North America Investment Grade 32-V1	Bank of America	300,000	USD	(300,000)	USD	0.01	11/20/2019	(70)
CDX North America Investment Grade 32-V1	Barclays Capital	100,000	USD	(100,000)	USD	0.01	11/20/2019	(19)
CDX North America Investment Grade 32-V1	Goldman Sachs Bank	100,000	USD	(100,000)	USD	0.01	11/20/2019	(23)
CDX North America Investment Grade 32-V1	Goldman Sachs Bank	300,000	USD	(300,000)	USD	0.01	11/20/2019	(57)
Euro-Bund	Exchange Traded	10	EUR	(1,000,000)	EUR	170.50	10/25/2019	(545)
Euro-Bund	Exchange Traded	2	EUR	(200,000)	EUR	173.00	11/22/2019	(4,207)
Euro-Bund	Exchange Traded	2	EUR	(200,000)	EUR	173.00	11/22/2019	(1,482)
Euro-Bund	Exchange Traded	4	EUR	(400,000)	EUR	175.00	11/22/2019	(3,575)
Euro-Bund	Exchange Traded	4	EUR	(400,000)	EUR	175.00	11/22/2019	(6,845)
Euro-Bund	Exchange Traded	3	EUR	(300,000)	EUR	176.00	11/22/2019	(1,570)
Euro-Bund	Exchange Traded	3	EUR	(300,000)	EUR	176.00	11/22/2019	(7,292)
Euro-Bund	Exchange Traded	5	EUR	(500,000)	EUR	178.50	11/22/2019	(599)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(6,000)	USD	130.00	10/25/2019	(3,188)

								(29,479)

Total Written Options Contracts (Premiums Received ($81,719))								(81,236)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

OTC Credit default swap contracts outstanding - buy protection as of September 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
United Mexican States	1.00	Quarterly	Bank of America	12/20/2023	0.92	USD	100,000	966	(1,309)	(343)
United Mexican States	1.00	Quarterly	Barclays Bank plc	12/20/2023	0.92	USD	300,000	2,491	(3,522)	(1,031)
United Mexican States	1.00	Quarterly	HSBC Bank plc	12/20/2023	0.92	USD	200,000	1,809	(2,495)	(686)

								5,266	(7,326)	(2,060)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	HSBC Bank plc	3/20/2020	0.44	USD	400,000	927	252	1,179

								927	252	1,179

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North	5.00
American High Yield
Index Series 32-V2		Quarterly	6/20/2024	3.29	USD	600,000	(43,559)	740	(42,819)
Markit CDX North	5.00
American High Yield
Index Series 32-V2		Quarterly	6/20/2024	3.29	USD	400,000	(28,064)	(482)	(28,546)
Markit CDX North	5.00
American High Yield
Index Series 32-V2		Quarterly	6/20/2024	3.29	USD	400,000	(28,347)	(199)	(28,546)

							(99,970)	59	(99,911)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	1.45% at termination	Receive	9/9/2021	USD	400,000	362	362
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	1,220,000	101,794	101,794
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	700,000	15,452	17,122
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	1,619	1,673
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	1,371	1,653
HICPXT at termination	1.17% at termination	Pay	3/15/2024	EUR	200,000	3,345	3,345
HICPXT at termination	1.24% at termination	Pay	8/15/2039	EUR	90,000	722	722
HICPXT at termination	1.95% at termination	Pay	11/15/2048	EUR	40,000	13,597	13,730
HICPXT at termination	1.39% at termination	Pay	8/15/2049	EUR	50,000	1,550	1,550
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	475	475
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	385	317
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	1,160,000	2,431	2,431
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	170,000	9,063	9,071
UKRPI at termination	3.60% at termination	Pay	6/15/2039	GBP	80,000	4,457	4,232

						156,623	158,477

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(11,218)	(11,411)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(1,630)	(1,630)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(1,658)	(1,630)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	1,700,000	(27,712)	(27,712)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	250,000	(4,636)	(4,636)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	90,000	(1,716)	(1,669)
HICPXT at termination	1.09% at termination	Receive	1/15/2024	EUR	500,000	(9,784)	(9,273)
UKRPI at termination	3.60% at termination	Receive	9/15/2034	GBP	370,000	(707)	(131)
UKRPI at termination	3.60% at termination	Receive	9/15/2034	GBP	520,000	(184)	(184)
USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	100,000	(132)	(132)
USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	200,000	(264)	(264)
USCPI at termination	1.43% at termination	Receive	8/6/2020	USD	300,000	(109)	(109)
USCPI at termination	1.88% at termination	Receive	3/14/2021	USD	100,000	(354)	(354)
USCPI at termination	1.93% at termination	Receive	3/18/2021	USD	300,000	(1,336)	(1,336)
USCPI at termination	2.00% at termination	Receive	3/22/2021	USD	4,490,000	(25,753)	(25,753)
USCPI at termination	1.58% at termination	Receive	9/20/2021	USD	500,000	(1,068)	(1,068)
USCPI at termination	1.59% at termination	Receive	9/20/2021	USD	500,000	(1,089)	(1,186)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	(4,322)	(4,322)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(1,659)	(1,659)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(796)	(796)
UKRPI at termination	3.57% at termination	Pay	5/15/2034	GBP	530,000	(7,507)	(7,507)

						(103,634)	(102,762)

						52,989	55,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments)Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	500,000	(3,798)	(61,080)	(64,878)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	100,000	(133)	(12,843)	(12,976)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	200,000	(855)	(25,149)	(26,004)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	100,000	(345)	(12,657)	(13,002)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	3/12/2050	USD	100,000	(19)	(12,983)	(13,002)
3 month LIBOR Quarterly	2.25 semi-annually	Receive	12/11/2049	USD	200,000	410	(26,361)	(25,951)
3 month LIBOR Quarterly	1.75 semi-annually	Receive	9/12/2029	USD	3,000,000	7,303	(22,273)	(14,970)
3 month LIBOR Quarterly	1.75 semi-annually	Receive	9/12/2029	USD	3,100,000	6,754	(22,223)	(15,469)

						9,317	(195,569)	(186,252)

(1)	Value of floating rate index at September 30, 2019 was as follows:

Floating Rate Index	Value
FRCPI EUR	0.90%
HICPxT EUR	1.16%
UKRPI GBP	2.91%
USCPI USD	1.70%
3 Month LIBOR USD	2.09%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,263,214	$—	$3,263,214
Centrally Cleared Credit default swaps	—	740	—	740
Centrally Cleared Inflation-linked Swaps	—	156,623	—	156,623
Collateralized Debt Obligations	—	1,555,349	—	1,555,349
Collateralized Mortgage Obligations	—	4,265,092	—	4,265,092
Commercial Mortgage-Backed Securities	—	505,601	—	505,601
Corporate Bonds
Communication Services	—	315,604	—	315,604
Consumer Discretionary	—	199,874	—	199,874
Consumer Staples	—	120,237	—	120,237
Energy	—	426,392	—	426,392
Financials	—	2,520,112	—	2,520,112
Health Care	—	143,965	—	143,965
Industrials	—	257,389	—	257,389
Information Technology	—	20,259	—	20,259
Real Estate	—	10,041	—	10,041
Utilities	—	450,897	—	450,897
Foreign Government Securities	—	4,995,767	—	4,995,767
Forward Currency Contracts	—	101,305	—	101,305
Futures	136,369	—	—	136,369
Mortgage-Backed Securities	—	16,775,262	—	16,775,262
Municipal Bond	—	20,696	—	20,696
Call Options Purchased	—	120,970	—	120,970
Put Options Purchased	3,815	—	—	3,815
OTC Credit Default Swaps	—	252	—	252
Short-Term Investment
U.S. Government Agency Security	—	1,200,000	—	1,200,000
U.S. Treasury Obligations	—	81,015,022	—	81,015,022

Total Assets	$140,184	$118,440,663	$—	$118,580,847

Liabilities:
Centrally Cleared Credit default swaps	$—	$(681)	$—	$(681)
Centrally Cleared Inflation-linked Swaps	—	(103,634)	—	(103,634)
Centrally Cleared Interest rate swaps	—	(195,569)	—	(195,569)
Forward Currency Contracts	—	(134,529)	—	(134,529)
Futures	(106,602)	—	—	(106,602)
Options Written
Call Options Written	(5,063)	(46,694)	—	(51,757)
Put Options Written	(29,479)	—	—	(29,479)
OTC Credit Default Swaps	—	(7,326)	—	(7,326)

Total Liabilities	$(141,144)	$(488,433)	$—	$(629,577)

Total	$(960)	$117,952,230	$—	$117,951,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,358,817
Aggregate gross unrealized depreciation	(828,555)

Net unrealized appreciation	$5,530,262

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,339,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.9%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
2.278%, 9/25/36(l)	$281,711	$278,573
Series 2007-1 A3
2.148%, 2/25/37(l)	4,690	4,682
Allegro CLO I Ltd.,
Series 2013-1A A1R
3.486%, 1/30/26(l)§	102,354	102,364
Ally Master Owner Trust,
Series 2018-3 A
2.347%, 7/15/22(l)	800,000	800,366
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25	349,421	368,429
Series 2016-3 A
3.250%, 10/15/28	179,416	182,161
Series 2016-3 AA
3.000%, 10/15/28	269,093	273,426
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
2.488%, 11/25/35(l)	400,000	393,597
Argent Securities Trust,
Series 2006-M1 A2C
2.168%, 7/25/36(l)	751,560	332,102
Series 2006-W2 A2B
2.208%, 3/25/36(l)	261,959	163,583
Atrium XII,
Series 12A AR
3.108%, 4/22/27(l)§	700,000	699,966
Avery Point IV CLO Ltd.,
Series 2014-1A AR
3.376%, 4/25/26(l)§	271,276	271,316
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
2.178%, 8/25/36(l)	37,405	44,879
Series 2006-HE9 1A2
2.168%, 11/25/36(l)	335,783	319,323
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
3.143%, 2/25/35(l)	253,153	252,943
CARDS II Trust,
Series 2017-2A A
2.288%, 10/17/22(l)§	800,000	800,031
Series 2018-1A A
2.378%, 4/17/23(l)§	700,000	700,574
Series 2018-2A A
3.047%, 4/17/23§	700,000	703,360
C-BASS TRUST,
Series 2006-CB9 A1
2.078%, 11/25/36(l)	15,340	9,656
Cent CLO 24 Ltd.,
Series 2015-24A A1R
3.373%, 10/15/26(l)§	700,000	699,992
Chase Issuance Trust,
Series 2017-A1 A
2.328%, 1/15/22(l)	600,000	600,348
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§	483,127	489,595
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
6.750%, 5/25/36(e)	165,080	118,374
Series 2006-WMC1 A2D
2.638%, 12/25/35(l)	12,558	12,411
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
2.768%, 5/25/34(l)	70,604	70,481
Series 2006-12 2A2
2.168%, 7/25/36(l)	61,431	61,199
Series 2006-13 3AV2
2.168%, 1/25/37(l)	18,109	17,973
Series 2006-2 M1
2.418%, 6/25/36(l)	300,000	296,471
Series 2006-21 2A4
2.248%, 5/25/37(l)	300,000	279,959
Series 2006-24 1A
2.158%, 6/25/47(l)	132,411	118,757
Series 2006-26 2A3
2.188%, 6/25/37(l)	68,727	68,446
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
2.818%, 8/25/47(l)	47,823	46,570
EMC Mortgage Loan Trust,
Series 2001-A A
2.758%, 5/25/40(l)§	4,557	4,466
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§	900,000	896,186
FFMLT Trust,
Series 2005-FF8 M1
2.753%, 9/25/35(l)	18,169	18,183
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.006%, 6/20/27(l)§	651,042	650,743
Series 2014-1A AR
3.203%, 1/15/27(l)§	566,687	565,891
Flagship Credit Auto Trust,
Series 2017-2 A
1.850%, 7/15/21§	5,475	5,474
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2
2.307%, 5/15/23(l)	1,200,000	1,199,030
Fremont Home Loan Trust,
Series 2005-D M1
2.428%, 11/25/35(l)	300,000	282,112
Series 2006-E 2A1
2.078%, 1/25/37(l)	2,681	1,519
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	361,670	227,935
GSAMP Trust,
Series 2006-NC2 A2B
2.108%, 6/25/36(l)	168,318	113,008
GSPA Monetization Trust,
6.422%, 10/9/29§	314,086	366,457
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR
3.378%, 10/22/25(l)§	507,226	507,278
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
2.248%, 4/25/37(l)	800,000	739,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Jamestown CLO VII Ltd.,
Series 2015-7A A1R
3.106%, 7/25/27(l)§		$300,000	$299,045
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.153%, 1/17/28(l)§		900,000	894,560
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.428%, 10/25/35(l)		300,000	293,654
Series 2006-FRE1 M1
2.408%, 5/25/35(l)		200,000	196,136
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
2.278%, 3/25/37(l)		100,000	96,578
Lehman XS Trust,
Series 2006-8 2A1
2.198%, 6/25/36(l)		90,996	85,740
LMREC, Inc.,
Series 2015-CRE1 AR
3.017%, 2/22/32(l)§		153,112	152,968
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.157%, 5/15/28(l)§		700,000	700,228
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.822%, 8/20/24(l)§		728,704	723,387
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
2.598%, 12/25/35(l)		184,539	182,163
Series 2006-FRE2 A5
2.258%, 3/25/36(l)		229,566	168,744
Monarch Grove CLO Ltd.,
Series 2018-1A A1
3.156%, 1/25/28(l)§		400,000	398,242
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
2.268%, 8/25/36(l)		586,958	365,971
Series 2006-WMC2 A2C
2.168%, 7/25/36(l)		304,190	151,630
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.500%, 4/18/25(l)§		272,656	272,689
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
2.258%, 11/25/36(l)		126,396	60,519
OCP CLO Ltd.,
Series 2015-9A A1R
3.103%, 7/15/27(l)§		500,000	500,008
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§		700,000	711,334
Option One Mortgage Loan Trust,
Series 2007-5 1A1
2.238%, 5/25/37(l)		487,755	350,146
Series 2007-CP1 1A1
2.158%, 3/25/37(l)		262,079	233,968
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
2.478%, 11/25/35(l)		600,000	587,326
OSCAR US Funding Trust VIII LLC,
Series 2018-1A A2A
2.910%, 4/12/21§		55,376	55,430
Palmer Square CLO Ltd.,
Series 2018-3A A1
3.008%, 8/15/26(l)§		448,200	448,291
RAAC Trust,
Series 2006-SP2 M1
2.358%, 2/25/36(l)		74,576	73,791
RAMP Trust,
Series 2005-RS4 M5
2.698%, 4/25/35(l)		300,000	297,554
RASC Trust,
Series 2005-EMX5 A3
2.678%, 12/25/35(l)		197,065	164,147
Series 2006-EMX2 M1
2.418%, 2/25/36(l)		300,000	294,261
Series 2006-KS7 A4
2.258%, 9/25/36(l)		323,930	319,711
Series 2007-KS3 AI3
2.268%, 4/25/37(l)		120,951	118,009
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)		549,029	277,530
Santander Retail Auto Lease Trust,
Series 2018-A A2A
2.710%, 10/20/20§		86,224	86,265
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
2.148%, 5/25/37(l)		51,758	41,657
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
2.288%, 2/25/36(l)		83,617	55,285
SLM Student Loan Trust,
Series 2003-10A A3
2.589%, 12/15/27(l)§		360,803	360,886
Series 2003-11 A6
2.669%, 12/15/25(l)§		483,570	483,722
Series 2003-2 A5
0.000%, 12/15/23(l)	EUR	22,843	24,889
SMB Private Education Loan Trust,
Series 2018-A A1
2.378%, 3/16/26(l)§		$163,086	163,058
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§		402,645	403,556
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
2.918%, 10/25/37(l)		815,044	725,179
Series 2007-WMC1 3A1
2.128%, 2/25/37(l)		84,292	30,253
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
2.168%, 11/25/37(l)		723,522	531,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
2.468%, 5/25/37(l)§		$300,000	$281,343
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.453%, 1/17/26(l)§		263,431	264,018
Series 2013-1A A2R
3.473%, 1/17/26(l)§		263,431	262,293
Symphony CLO XII Ltd.,
Series 2013-12A AR
3.333%, 10/15/25(l)§		530,234	530,555
Telos CLO Ltd.,
Series 2014-6A A1R
3.573%, 1/17/27(l)§		355,433	355,574
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		736,566	743,931
Upstart Securitization Trust,
Series 2018-1 B
3.887%, 8/20/25§		58,693	58,770
VB-S1 Issuer LLC,
Series 2016-1A F
6.901%, 6/15/46§		100,000	103,757
Venture XVI CLO Ltd.,
Series 2014-16A ARR
3.153%, 1/15/28(l)§		400,000	398,851
Venture XX CLO Ltd.,
Series 2015-20A AR
3.123%, 4/15/27(l)§		486,979	485,822
Voya CLO Ltd.,
Series 2014-3A A1R
2.995%, 7/25/26(l)§		165,517	165,517
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
2.268%, 4/25/37(l)		264,291	139,938
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3 M4
2.903%, 11/25/35(l)		56,048	56,030
Westlake Automobile Receivables Trust,
Series 2018-3A A2A
2.980%, 1/18/22§		228,025	228,592

Total Asset-Backed Securities			31,614,010

Collateralized Mortgage Obligations (6.2%)
Alba plc,
Series 2007-1 A3
0.953%, 3/17/39(l)(m)	GBP	441,910	511,062
Alternative Loan Trust,
Series 2005-32T1 A3
3.018%, 8/25/35(l)		$136,597	85,769
Series 2006-45T1 1A16
6.000%, 2/25/37		311,406	217,096
Series 2006-OA11 A1B
2.208%, 9/25/46(l)		604,028	570,533
Series 2006-OA12 A1B
2.234%, 9/20/46(l)		240,738	209,201
Series 2006-OA3 1A1
2.218%, 5/25/36(l)		51,368	46,017
American Home Mortgage Investment Trust,
Series 2004-4 4A
4.031%, 2/25/45(l)		12,896	12,959
Series 2006-2 3A2
6.700%, 6/25/36(e)		500,569	172,729
Banc of America Funding Trust,
Series 2005-D A1
4.808%, 5/25/35(l)		14,493	14,833
Series 2007-2 1A2
6.000%, 3/25/37		118,333	105,898
Banc of America Mortgage Trust,
Series 2003-D 2A4
5.177%, 5/25/33(l)		12,985	13,328
BCAP LLC Trust,
Series 2007-AA2 12A1
2.228%, 5/25/47(l)		117,403	108,875
Series 2011-RR5 12A1
4.882%, 3/26/37(e)§		38,836	39,190
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
4.496%, 5/25/35(l)		43,165	43,824
Series 2005-7 22A1
4.201%, 9/25/35(l)		32,265	26,863
Series 2006-3 35A1
4.341%, 5/25/36(l)		81,260	57,777
Bear Stearns ARM Trust,
Series 2002-11 1A1
4.702%, 2/25/33(l)		229	235
Series 2002-11 1A2
4.434%, 2/25/33(l)		551	522
Series 2003-1 6A1
5.033%, 4/25/33(l)		2,061	2,136
Series 2003-8 2A1
4.886%, 1/25/34(l)		9,855	10,268
Series 2004-1 12A5
4.686%, 4/25/34(l)		18,397	18,852
Series 2004-10 22A1
4.603%, 1/25/35(l)		9,314	9,457
Series 2004-10 23A1
4.518%, 1/25/35(l)		2,756	2,841
Series 2004-3 1A1
4.317%, 7/25/34(l)		13,491	13,235
Series 2004-8 2A1
3.981%, 11/25/34(l)		39,425	39,214
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.082%, 1/26/36(l)		58,681	52,089
Series 2007-R6 2A1
3.615%, 12/26/46(l)		46,001	39,861
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
3.999%, 1/25/36(l)		79,831	73,687
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
4.241%, 11/25/34(l)		38,199	38,579
Series 2004-HYB9 1A1
4.244%, 2/20/35(l)		24,859	25,110
Series 2005-HYB9 3A2A
3.711%, 2/20/36(l)		7,660	6,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
4.380%, 10/25/35(l)		$5,258	$5,428
Series 2009-7 5A2
5.500%, 12/25/35§		95,723	77,318
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.388%, 5/25/35(l)		18,383	18,591
Series 2005-6 A2
4.550%, 9/25/35(l)		212,598	217,819
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
5.328%, 6/25/32(l)		565	567
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
2.168%, 3/25/37(l)		181,736	172,185
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
2.518%, 2/25/35(l)		7,720	7,549
Eurosail-UK plc,
Series 2007-1X A3C
0.940%, 3/13/45(l)(m)	GBP	186,789	225,972
Series 2007-2X A3C
0.930%, 3/13/45(l)(m)		46,448	55,761
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$3,480	3,684
Series 2248 FB
2.527%, 9/15/30(l)		191	192
Series 2266 F
2.477%, 11/15/30(l)		100	100
Series 3360 FC
2.747%, 5/15/37(l)		8,626	8,755
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
3.492%, 2/25/45(l)		6,468	6,522
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
3.918%, 8/25/35(l)		100,182	91,453
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.074%, 10/25/35(l)		79,281	77,228
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		3,673	3,881
Series 2003-25 KP
5.000%, 4/25/33		17,575	19,410
Series 2004-W2 5AF
2.495%, 3/25/44(l)		18,243	18,232
Series 2005-79 NF
2.428%, 9/25/35(l)		10,868	10,874
Series 2006-118 A1
2.205%, 12/25/36(l)		7,259	7,214
Series 2006-5 3A2
4.414%, 5/25/35(l)		6,046	6,366
Series 2007-42 AF
2.268%, 5/25/37(l)		1,399	1,392
Series 2007-73 A1
2.279%, 7/25/37(l)		23,132	22,737
Series 2007-96 BF
2.718%, 10/25/37(l)		20,541	20,832
Series 2015-58 AI
2.004%, 8/25/55IO IO(l)		519,714	30,256
Series 2016-62 AF
2.680%, 9/25/46(l)		117,611	117,652
GNMA,
Series 2015-H18 FB
2.828%, 7/20/65(l)		592,843	592,274
Series 2015-H19 FK
2.828%, 8/20/65(l)		431,646	431,225
Series 2016-H02 FH
3.229%, 1/20/66(l)		160,059	162,438
Series 2016-H06 FJ
2.878%, 7/20/63(l)		187,764	187,960
Series 2016-H14 FA
3.029%, 6/20/66(l)		260,230	262,021
Series 2016-H17 FC
3.058%, 8/20/66(l)		695,823	701,524
Series 2016-H17 FM
2.679%, 8/20/66(l)		35,162	35,161
Series 2016-H20 PT
5.155%, 9/20/66(l)		787,640	865,824
Series 2016-H22 FA
2.999%, 10/20/66(l)		435,416	437,917
Series 2017-H10 FB
3.629%, 4/20/67(l)		555,219	564,756
Series 2018-38 WF
2.400%, 10/20/43(l)		494,296	492,242
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
2.275%, 6/18/39(l)§		140,918	136,783
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.480%, 9/25/35(l)		50,774	52,148
Series 2005-AR7 6A1
4.287%, 11/25/35(l)		16,452	16,856
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
3.557%, 10/19/35(l)		89,580	77,666
Series 2005-14 4A1A
3.860%, 12/19/35(l)		105,509	78,547
Series 2005-2 2A1A
2.497%, 5/19/35(l)		13,690	13,271
Series 2005-4 3A1
4.394%, 7/19/35(l)		45,210	42,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Hawksmoor Mortgages,
Series 2019-1A A
1.762%, 5/25/53(l)§	GBP	2,700,000	$3,321,498
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
2.188%, 1/25/37(l)		$93,404	90,679
Series 2006-AR9 2A1
3.620%, 6/25/36(l)		254,119	221,237
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		15,553	12,137
Series 2006-A3 6A1
4.128%, 8/25/34(l)		74,024	74,551
Series 2006-A6 1A4L
4.120%, 10/25/36(l)		115,711	104,596
Landmark Mortgage Securities No. 3 plc,
Series 3 A
1.046%, 4/17/44(l)(m)	GBP	764,822	871,524
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
3.186%, 1/25/47(l)		$106,724	151,825
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
4.128%, 4/25/35(l)		82,501	81,781
Series 2005-3 4A
2.268%, 11/25/35(l)		278	279
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
4.165%, 7/25/35(l)		104,424	97,228
MortgageIT Trust,
Series 2005-5 A2
2.638%, 12/25/35(l)		93,146	92,723
Prime Mortgage Trust,
Series 2004-CL1 1A2
2.418%, 2/25/34(l)		2,507	2,359
Series 2006-CL1 A1
2.518%, 2/25/35(l)		119,313	113,282
RALI Trust,
Series 2005-QA13 2A1
4.781%, 12/25/35(l)		14,730	13,524
Series 2006-QS12 1A1
6.500%, 9/25/36		233,882	168,955
Series 2006-QS13 1A10
6.000%, 9/25/36		23,705	21,546
Series 2007-QA3 A1
2.118%, 5/25/37(l)		344,559	322,401
Series 2008-QR1 1A1
3.418%, 8/25/36(l)		117,351	109,391
RBSSP Resecuritization Trust,
Series 2009-12 18A1
4.317%, 12/25/35(l)§		340,144	349,003
Residential Asset Securitization Trust,
Series 2005-A11 1A1
2.468%, 10/25/35(l)		62,879	52,986
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		91,222	89,530
STARM Mortgage Loan Trust,
Series 2007-1 2A1
4.666%, 2/25/37(l)		75,704	71,762
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
2.218%, 4/25/47(l)		74,741	70,264
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
2.307%, 7/19/35(l)		54,381	54,085
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
2.717%, 9/19/32(l)		1,179	1,166
Structured Asset Mortgage Pass-Through Certificates,
Series 2002-14A 2A1
4.309%, 7/25/32(l)		22	21
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
3.333%, 3/25/37(l)		57,050	52,775
Series 2007-3 3A1
3.283%, 6/25/47(l)		385,232	356,582
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
4.848%, 5/20/36(l)		72,715	71,996
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
2.308%, 10/25/45(l)		7,607	7,545
Series 2005-AR6 1A1A
2.518%, 2/25/45(l)		390,776	389,426
Series 2006-AR16 3A3
3.719%, 12/25/36(l)		24,839	23,825
Series 2007-HY5 2A1
3.463%, 5/25/37(l)		156,158	129,626
Series 2007-HY7 4A2
3.992%, 7/25/37(l)		86,562	81,546
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
1.565%, 12/21/49(l)§	GBP	867,346	1,067,786
Series 3A B
2.265%, 12/21/49(l)§		100,000	123,597
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-AA A1
4.977%, 12/25/34(l)		$11,953	12,328
Series 2004-CC A1
4.984%, 1/25/35(l)		12,976	13,392
Series 2006-AR2 2A1
4.991%, 3/25/36(l)		25,184	25,877

Total Collateralized Mortgage Obligations			17,864,773

Commercial Mortgage-Backed Securities (1.9%)
Business Mortgage Finance 7 plc,
Series 7X A1
2.768%, 2/15/41(l)(m)	GBP	115,164	140,234
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	317,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.373%, 8/25/22 IO(l)		$2,051,552	$63,096
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		200,000	201,460
Series 2016-RENT B
3.980%, 2/10/29§		700,000	710,811
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	401,989
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		600,000	616,594
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	102,018
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	600,116
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
3.027%, 6/15/32(l)§		767,936	767,225
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		100,000	102,104
Series 2015-C27 ASB
3.557%, 12/15/47		300,000	312,833
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	745,636
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
2.792%, 11/11/34(l)§		324,032	323,935

Total Commercial Mortgage-Backed Securities			5,405,165

Corporate Bonds (46.4%)
Communication Services (2.0%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.953%, 1/15/20(k)		600,000	600,889
(ICE LIBOR USD 3 Month + 0.75%), 2.888%, 6/1/21(k)		800,000	803,692
(ICE LIBOR USD 3 Month + 0.95%), 3.253%, 7/15/21(k)(x)		600,000	604,732
3.400%, 5/15/25		500,000	520,778
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,264,153

			3,794,244

Entertainment (0.3%)
Netflix, Inc.
4.625%, 5/15/29§	EUR	500,000	605,594
TWDC Enterprises 18 Corp.
2.125%, 9/13/22(m)		$200,000	200,906

			806,500

Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	105,190

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		700,000	741,482
5.152%, 3/20/28§		400,000	434,000

			1,175,482

Total Communication Services			5,881,416

Consumer Discretionary (1.9%)
Automobiles (1.2%)
BMW Finance NV
2.250%, 8/12/22§		700,000	699,938
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.677%, 5/4/20(k)§		400,000	400,379
3.100%, 5/4/20§		700,000	703,406
3.700%, 5/4/23§		700,000	727,417
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.80%), 2.945%, 9/18/20(k)§		200,000	200,552
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	705,092

			3,436,784

Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.686%, 10/28/21(k)		400,000	399,747
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	838,000

			1,237,747

Internet & Direct Marketing Retail (0.3%)
Expedia Group, Inc.
3.250%, 2/15/30§		700,000	697,819

Total Consumer Discretionary			5,372,350

Consumer Staples (2.5%)
Beverages (0.4%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	534,789
Constellation Brands, Inc.
2.650%, 11/7/22		100,000	101,087
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		100,000	102,082
4.057%, 5/25/23		500,000	528,750

			1,266,708

Food & Staples Retailing (0.2%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§		500,000	510,138

Food Products (0.7%)
Campbell Soup Co.
3.650%, 3/15/23		600,000	623,662
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	749,812
Kraft Heinz Foods Co.
2.800%, 7/2/20		200,000	200,686
Mondelez International, Inc.
3.000%, 5/7/20		400,000	401,883

			1,976,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§		$200,000	$200,968

Tobacco (1.1%)
BAT Capital Corp.
2.764%, 8/15/22		500,000	504,046
3.557%, 8/15/27		100,000	100,626
Imperial Brands Finance plc
3.125%, 7/26/24§		400,000	400,611
3.500%, 7/26/26§		600,000	599,510
3.875%, 7/26/29§		800,000	797,600
Philip Morris International, Inc.
2.375%, 8/17/22		900,000	905,352

			3,307,745

Total Consumer Staples			7,261,602

Energy (1.3%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22		300,000	304,212
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		308,874	181,255
7.350%, 12/1/26 PIK§		772	461
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§		200,000	1,000

			486,928

Oil, Gas & Consumable Fuels (1.1%)
Andeavor Logistics LP
5.500%, 10/15/19		400,000	400,341
Energy Transfer Operating LP
5.250%, 4/15/29		600,000	675,457
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		700,000	703,500
MPLX LP
4.000%, 3/15/28		300,000	312,176
Petrobras Global Finance BV
6.125%, 1/17/22		200,000	214,137
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		100,000	103,494
Saudi Arabian Oil Co.
2.750%, 4/16/22§		800,000	808,000

			3,217,105

Total Energy			3,704,033

Financials (25.5%)
Banks (16.4%)
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.46%), 2.584%, 5/17/21(k)§		700,000	702,217
3.300%, 5/17/21		700,000	713,617
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.969%, 10/1/21(k)		600,000	601,799
(ICE LIBOR USD 3 Month + 1.00%), 3.283%, 4/24/23(k)		900,000	906,599
4.125%, 1/22/24		200,000	215,240
(ICE LIBOR USD 3 Month + 0.79%), 2.917%, 3/5/24(k)		700,000	700,624
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		500,000	518,990
4.000%, 4/1/24		200,000	214,379
Bank of Nova Scotia (The)
1.875%, 4/26/21		900,000	899,044
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.238%, 7/20/23(k)§		600,000	604,008
Barclays Bank plc
5.125%, 1/8/20		100,000	100,727
10.179%, 6/12/21§		200,000	223,100
Barclays plc
(EUR Swap Annual 5 Year + 6.75%), 8.000%, 12/15/20(k)(y)	EUR	500,000	582,568
3.200%, 8/10/21		$800,000	806,839
(ICE LIBOR USD 3 Month + 2.11%), 4.291%, 8/10/21(k)		1,400,000	1,427,338
(ICE LIBOR USD 3 Month + 1.63%), 3.963%, 1/10/23(k)		900,000	902,160
BNP Paribas SA
3.500%, 3/1/23§		700,000	722,022
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	756,303
Citigroup, Inc.
2.750%, 4/25/22		400,000	405,202
2.700%, 10/27/22		800,000	811,446
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		100,000	101,332
(ICE LIBOR USD 3 Month + 1.02%), 3.161%, 6/1/24(k)		700,000	703,575
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	300,000	336,802
(EUR Swap Annual 5 Year + 5.25%), 5.500%, 6/29/20(k)(m)(y)		500,000	560,925
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21		$500,000	507,972
(ICE LIBOR USD 3 Month + 2.29%), 4.590%, 4/16/21(k)		1,000,000	1,027,257
3.800%, 9/15/22		600,000	622,872
3.800%, 6/9/23		300,000	313,341
Development Bank of Japan, Inc.
2.125%, 9/1/22§		800,000	803,959
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,419,649
HSBC Holdings plc
3.400%, 3/8/21		700,000	709,876
(ICE LIBOR USD 3 Month + 2.24%), 4.342%, 3/8/21(k)		500,000	512,268
(ICE LIBOR USD 3 Month + 0.65%), 2.782%, 9/11/21(k)		700,000	701,701
(ICE LIBOR USD 3 Month + 1.50%), 3.789%, 1/5/22(k)		1,000,000	1,017,933
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 3.202%, 6/7/21(k)		1,100,000	1,112,731
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		100,000	101,247
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		700,000	737,750
Lloyds Bank plc
3.300%, 5/7/21		700,000	712,181
7.500%, 4/2/32(e)(m)		600,000	491,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.25%), 2.858%, 3/17/23(k)		$900,000	$902,781
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	267,487
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.878%, 3/2/23(k)		$700,000	700,786
3.455%, 3/2/23		900,000	932,402
Mizuho Financial Group, Inc.
3.549%, 3/5/23		700,000	726,168
National Australia Bank Ltd.
2.250%, 3/16/21§		800,000	803,662
3.450%, 12/4/23§		1,200,000	1,271,274
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.574%, 5/17/21(k)§		600,000	600,594
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 3.870%, 7/18/21(k)(m)		800,000	809,618
Regions Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21(k)		700,000	706,251
Royal Bank of Canada
2.300%, 3/22/21		800,000	803,604
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		1,000,000	1,068,350
2.500%, 3/22/23(m)	EUR	100,000	116,650
Santander UK Group Holdings plc
2.875%, 8/5/21		$300,000	301,766
Santander UK plc
2.375%, 3/16/20		200,000	200,288
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.554%, 5/17/21(k)§		700,000	702,444
3.250%, 5/17/21§		700,000	712,277
Societe Generale SA
4.250%, 9/14/23§		700,000	741,193
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	724,775
Sumitomo Mitsui Banking Corp.
2.514%, 1/17/20		400,000	400,457
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		800,000	806,752
Svenska Handelsbanken AB
3.350%, 5/24/21		700,000	713,686
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		900,000	911,723
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		900,000	911,112
4.125%, 9/24/25§		200,000	215,547
4.125%, 4/15/26§		600,000	649,932
UniCredit SpA
7.830%, 12/4/23§		900,000	1,044,444
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	608,447
US Bank NA
3.050%, 7/24/20		700,000	705,273
3.150%, 4/26/21		800,000	814,481
Wells Fargo & Co.
Series K
(ICE LIBOR USD 3 Month + 3.77%), 5.888%, 12/15/19(k)(y)		805,000	815,182
Westpac Banking Corp.
3.050%, 5/15/20		700,000	704,071

			47,702,525

Capital Markets (3.1%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		600,000	602,729
Cantor Fitzgerald LP
6.500%, 6/17/22§		300,000	320,439
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	222,212
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		500,000	553,550
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 0.97%), 3.273%, 7/13/20(k)		400,000	398,385
4.250%, 10/14/21		500,000	507,538
3.300%, 11/16/22		600,000	594,276
3.950%, 2/27/23		500,000	506,905
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.319%, 9/15/20(k)		300,000	302,299
(ICE LIBOR USD 3 Month + 0.78%), 3.035%, 10/31/22(k)		1,000,000	1,003,763
3.200%, 2/23/23		800,000	821,980
3.500%, 1/23/25		100,000	104,423
3.750%, 5/22/25		700,000	740,681
(ICE LIBOR USD 3 Month + 1.17%), 3.328%, 5/15/26(k)		300,000	301,850
Series D
6.000%, 6/15/20		200,000	205,300
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.55%), 2.731%, 2/10/21(k)		900,000	900,500
(SOFR + 1.15%), 2.720%, 7/22/25(k)		800,000	809,064

			8,895,894

Consumer Finance (5.0%)
Ally Financial, Inc.
4.125%, 3/30/20		100,000	100,550
American Express Co.
3.375%, 5/17/21		700,000	710,576
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.637%, 11/5/21(k)		200,000	199,958
Avolon Holdings Funding Ltd.
5.500%, 1/15/23§		600,000	640,206
Capital One Financial Corp.
2.400%, 10/30/20		700,000	701,384
(ICE LIBOR USD 3 Month + 0.45%), 2.716%, 10/30/20(k)		700,000	700,732
3.450%, 4/30/21		200,000	203,676
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 3.065%, 9/24/20(k)		700,000	698,467
(ICE LIBOR USD 3 Month + 0.88%), 3.220%, 10/12/21(k)		400,000	393,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.08%), 3.367%, 8/3/22(k)		$925,000	$902,884
(ICE LIBOR USD 3 Month + 1.24%), 3.393%, 2/15/23(k)		600,000	579,750
5.584%, 3/18/24		700,000	741,594
General Motors Financial Co., Inc.
2.350%, 10/4/19		100,000	99,997
3.150%, 1/15/20		400,000	400,763
(ICE LIBOR USD 3 Month + 0.93%), 3.233%, 4/13/20(k)		900,000	901,339
3.200%, 7/13/20		200,000	201,061
2.450%, 11/6/20		300,000	299,740
3.700%, 11/24/20		200,000	202,440
(ICE LIBOR USD 3 Month + 0.85%), 3.161%, 4/9/21(k)		400,000	398,960
3.550%, 7/8/22		700,000	713,521
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	709,512
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§		600,000	632,900
Springleaf Finance Corp.
6.125%, 5/15/22		800,000	856,000
Volkswagen Bank GmbH
0.625%, 9/8/21(m)	EUR	100,000	110,114
1.250%, 8/1/22(m)		700,000	783,731
1.875%, 1/31/24(m)		700,000	804,061
2.500%, 7/31/26(m)		600,000	717,868

			14,405,384

Diversified Financial Services (0.7%)
AIG Global Funding
3.350%, 6/25/21§		$200,000	203,602
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.34%), 2.607%, 4/26/21(k)		1,200,000	1,199,089
Synchrony Bank
3.650%, 5/24/21		700,000	713,954

			2,116,645

Insurance (0.3%)
Jackson National Life Global Funding
3.300%, 6/11/21§		800,000	815,112
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	135,322

			950,434

Total Financials			74,070,882

Health Care (1.7%)
Biotechnology (0.3%)
AbbVie, Inc.
3.375%, 11/14/21		$100,000	102,359
3.750%, 11/14/23		600,000	629,999

			732,358

Health Care Providers & Services (0.6%)
Anthem, Inc.
3.300%, 1/15/23		600,000	618,242
CVS Health Corp.
3.500%, 7/20/22		100,000	103,299
4.300%, 3/25/28		900,000	972,579
Express Scripts Holding Co.
3.050%, 11/30/22		100,000	102,015

			1,796,135

Pharmaceuticals (0.8%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 3.129%, 12/15/23(k)§		300,000	299,790
GlaxoSmithKline Capital plc
3.125%, 5/14/21		500,000	509,854
Mylan, Inc.
3.125%, 1/15/23§		700,000	705,395
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 3/1/25	EUR	500,000	463,569
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.576%, 8/20/21(k)(x)		$300,000	299,472

			2,278,080

Total Health Care			4,806,573

Industrials (2.4%)
Aerospace & Defense (0.2%)
Spirit AeroSystems, Inc.
4.600%, 6/15/28		700,000	760,316

Airlines (0.1%)
Delta Air Lines, Inc.
3.400%, 4/19/21		300,000	304,440

Machinery (0.3%)
Platin 1426 GmbH
6.875%, 6/15/23§	EUR	500,000	529,716
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.418%, 9/15/21(k)		$300,000	295,875

			825,591

Marine (0.2%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	735,107

Road & Rail (0.5%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		600,000	630,876
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28(m)		700,000	727,775

			1,358,651

Trading Companies & Distributors (1.1%)
Aircastle Ltd.
5.125%, 3/15/21		800,000	828,315
Aviation Capital Group LLC
3.875%, 5/1/23§		800,000	825,780
4.125%, 8/1/25§		700,000	729,206
BOC Aviation Ltd.
3.500%, 10/10/24§		700,000	719,252

			3,102,553

Total Industrials			7,086,658

Information Technology (2.3%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22		100,000	101,836

IT Services (0.5%)
PayPal Holdings, Inc.
2.850%, 10/1/29		700,000	704,239
United Group BV
4.375%, 7/1/22(m)	EUR	700,000	777,757

			1,481,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp.
3.000%, 1/15/22		$700,000	$705,585
3.875%, 1/15/27		100,000	100,038
Broadcom, Inc.
3.625%, 10/15/24§		700,000	712,097
Microchip Technology, Inc.
3.922%, 6/1/21		200,000	203,699
NXP BV
3.875%, 9/1/22§		800,000	822,680
5.350%, 3/1/26§		500,000	559,635

			3,103,734

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21		400,000	399,985

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
4.420%, 6/15/21§		100,000	103,328
5.450%, 6/15/23§		900,000	983,307
EMC Corp.
2.650%, 6/1/20		500,000	498,984
NetApp, Inc.
3.375%, 6/15/21		100,000	101,808

			1,687,427

Total Information Technology			6,774,978

Materials (0.8%)
Chemicals (0.5%)
Huntsman International LLC
5.125%, 11/15/22		600,000	639,803
Syngenta Finance NV
3.933%, 4/23/21§		500,000	507,790
Unigel Luxembourg SA
10.500%, 1/22/24(m)		400,000	434,000

			1,581,593

Paper & Forest Products (0.3%)
Stora Enso OYJ
2.500%, 3/21/28(m)	EUR	600,000	719,286

Total Materials			2,300,879

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		$300,000	326,043
4.500%, 7/30/29		200,000	225,818
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	829,044
Boston Properties LP (REIT)
4.500%, 12/1/28		600,000	681,761
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.303%, 2/1/22(k)		200,000	200,037
EPR Properties (REIT)
3.750%, 8/15/29		700,000	698,664
GLP Capital LP (REIT)
5.250%, 6/1/25		100,000	110,103
5.750%, 6/1/28		200,000	226,998
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	518,569
HCP, Inc. (REIT)
4.000%, 12/1/22		67,000	70,280
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		700,000	721,602
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	106,356
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	106,728
Public Storage (REIT)
3.094%, 9/15/27		500,000	523,880
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	307,145
Sabra Health Care LP (REIT)
4.800%, 6/1/24		700,000	735,966
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28		400,000	405,152
Service Properties Trust (REIT)
4.250%, 2/15/21		300,000	303,960
4.500%, 6/15/23		200,000	205,520
4.950%, 2/15/27		500,000	507,690
Simon Property Group LP (REIT)
2.450%, 9/13/29		700,000	684,646
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	205,017
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	432,687
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)(x)		300,000	292,965

Total Real Estate			9,426,631

Utilities (2.8%)
Electric Utilities (2.0%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21(k)§		700,000	702,804
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	547,850
Electricite de France SA
4.600%, 1/27/20§		100,000	100,762
Enel Finance International NV
2.875%, 5/25/22§		400,000	404,989
4.250%, 9/14/23§		700,000	743,668
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.544%, 8/21/20(k)		800,000	800,688
2.900%, 4/1/22		800,000	814,610
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	1,020,110
Southern Co. (The)
2.350%, 7/1/21		600,000	601,138

			5,736,619

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	414,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 2.719%, 6/15/21(k)		$800,000	$803,193

			1,217,838

Multi-Utilities (0.4%)
NiSource, Inc.
2.650%, 11/17/22		200,000	202,374
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.568%, 3/15/21(k)		900,000	897,757

			1,100,131

Total Utilities			8,054,588

Total Corporate Bonds			134,740,590

Foreign Government Securities (4.0%)
Autonomous Community of Catalonia
4.950%, 2/11/20	EUR	400,000	443,531
Japan Finance Organization for Municipalities
2.625%, 4/20/22§		$900,000	915,455
3.375%, 9/27/23§		1,100,000	1,156,914
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	622,761
Kingdom of Spain
0.600%, 10/31/29(m)	EUR	1,800,000	2,052,212
1.850%, 7/30/35(m)		1,100,000	1,431,852
Province of Ontario
4.200%, 6/2/20	CAD	500,000	384,359
4.000%, 6/2/21		900,000	704,287
3.150%, 6/2/22		300,000	234,791
Province of Quebec
3.500%, 7/29/20		$100,000	101,143
4.500%, 12/1/20	CAD	100,000	77,933
2.750%, 8/25/21		$700,000	712,242
3.500%, 12/1/22	CAD	300,000	238,612
3.750%, 9/1/24		200,000	164,830
Republic of Peru
5.940%, 2/12/29§	PEN	2,100,000	705,200
State of Qatar
3.875%, 4/23/23§		$800,000	846,000
4.000%, 3/14/29§		700,000	776,125

Total Foreign Government Securities			11,568,247

Mortgage-Backed Securities (41.8%)
FHLMC
4.500%, 4/1/29		40,280	42,976
6.000%, 1/1/37		82,009	93,981
4.000%, 1/1/41		82,056	87,761
4.000%, 9/1/41		53,291	57,145
3.500%, 2/1/48		257,222	265,506
3.500%, 3/1/48		529,998	547,481
3.500%, 5/1/48		267,764	276,555
FNMA
2.310%, 8/1/22		199,684	201,611
2.870%, 9/1/27		300,000	313,763
3.160%, 6/1/29		1,300,000	1,410,333
4.491%, 5/1/38(l)		270,188	282,755
GNMA
3.000%, 7/15/45		134,423	138,497
3.000%, 8/15/45		190,248	196,014
5.000%, 1/20/49		176,761	185,808
5.000%, 2/20/49		67,793	71,311
5.000%, 10/15/49 TBA		3,300,000	3,478,664
3.000%, 11/15/49 TBA		4,400,000	4,510,859
3.500%, 11/15/49 TBA		9,600,000	9,940,875
4.000%, 11/15/49 TBA		21,800,000	22,662,633
5.000%, 11/15/49 TBA		5,000,000	5,278,515
UMBS
4.500%, 1/1/34		127,225	135,512
5.500%, 4/1/34		46,804	52,241
5.500%, 5/1/34		96,190	107,295
5.500%, 3/1/38		71,634	80,483
5.000%, 8/1/39		91,116	100,565
4.500%, 12/1/41		57,993	62,459
4.500%, 7/1/44		107,852	114,742
4.000%, 9/1/48		403,573	421,176
4.000%, 10/1/48		92,884	96,565
UMBS, 15 Year, Single Family
3.000%, 11/25/34 TBA		2,000,000	2,043,672
UMBS, 30 Year, Single Family
3.500%, 11/25/49 TBA		24,400,000	25,030,969
4.000%, 11/25/49 TBA		17,700,000	18,375,505
3.000%, 12/25/49 TBA		19,600,000	19,867,203
3.500%, 12/25/49 TBA		4,600,000	4,719,132

Total Mortgage-Backed Securities			121,250,562

Municipal Bond (0.0%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42		50,000	57,582

Total Municipal Bond			57,582

U.S. Treasury Obligations (43.8%)
U.S. Treasury Bonds
3.125%, 2/15/42		500,000	596,094
3.625%, 8/15/43#,(v)		2,300,000	2,966,281
3.375%, 5/15/44(z)		1,400,000	1,744,094
3.125%, 8/15/44		1,000,000	1,198,281
3.000%, 8/15/48(z)		17,700,000	21,047,098
2.875%, 5/15/49(z)		900,000	1,049,660
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS		1,476,111	1,553,607
1.375%, 2/15/44 TIPS		330,264	393,640
0.875%, 2/15/47 TIPS		425,152	459,056
1.000%, 2/15/48 TIPS		1,040,450	1,160,305
1.000%, 2/15/49 TIPS		917,649	1,030,688
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS		413,172	416,416
0.500%, 4/15/24 TIPS(x)		406,920	412,070
0.375%, 7/15/25 TIPS		1,190,112	1,205,407
0.625%, 1/15/26 TIPS		2,375,538	2,434,694
0.375%, 7/15/27 TIPS		1,258,632	1,277,487
0.750%, 7/15/28 TIPS		7,379,779	7,744,155
0.875%, 1/15/29 TIPS		5,385,383	5,713,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
2.875%, 9/30/23(z)	$55,700,000	$58,502,407
2.250%, 11/15/24(v)	200,000	206,578
2.875%, 8/15/28(v)	14,500,000	15,944,619

Total U.S. Treasury Obligations		127,056,192

Total Long-Term Debt Securities (155.0%) (Cost $433,409,588)		449,557,121

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Lloyds Bank Corporate Markets plc
(ICE LIBOR USD 3 Month + 0.50%), 2.63%, 9/24/20(k)	700,000	699,972

Repurchase Agreements (0.3%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $746,985, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $761,876.(xx)	746,938	746,938
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $100,036, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $102,000.(xx)	100,000	100,000

Total Repurchase Agreements		846,938

Total Short-Term Investments (0.5%) (Cost $1,547,643)		1,546,910

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 11/22/2019 at USD 144.50, American Style Notional Amount: USD 2,600,000 Exchange Traded*	26	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 143.50, American Style Notional Amount: USD 2,500,000 Exchange Traded*	25	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 144.00, American Style Notional Amount: USD 4,500,000 Exchange Traded*	45	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 150.50, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—

		—

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 11/22/2019 at EUR 185.50, American Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	109
Euro-Bund 11/22/2019 at EUR 192.00, American Style Notional Amount: EUR 3,500,000 Exchange Traded*	35	381
Long-Term Euro-BTP 11/22/2019 at EUR 101.00, American Style Notional Amount: EUR 2,000,000 Exchange Traded*	20	218
U.S. Treasury 10 Year Note 11/22/2019 at USD 119.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	—
U.S. Treasury 30 Year Bond 11/22/2019 at USD 130.00, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 30 Year Bond 11/22/2019 at USD 136.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—
U.S. Treasury 30 Year Bond 11/22/2019 at USD 133.00, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.25, American Style Notional Amount: USD 7,900,000 Exchange Traded*	79	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.00, American Style Notional Amount: USD 4,800,000 Exchange Traded*	48	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury 5 Year Note 11/22/2019 at USD 110.50, American Style Notional Amount: USD 3,100,000 Exchange Traded*	31	$—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.50, American Style Notional Amount: USD 9,900,000 Exchange Traded*	99	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.25, American Style Notional Amount: USD 300,000 Exchange Traded*	3	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 110.00, American Style Notional Amount: USD 12,700,000 Exchange Traded*	127	—

		708

Total Options Purchased (0.0%) (Cost $5,277)		708

Total Investments in Securities (155.5%) (Cost $434,962,508)		451,104,739
Other Assets Less Liabilities (-55.5%)		(161,016,593)

Net Assets (100%)		$290,088,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $72,658,296 or 25.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $851,194.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $14,316,974 or 4.9% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,147,059.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $1,191,045. This was collateralized by $373,139 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.750%, maturing 10/1/19-2/15/48 and by cash of $846,938 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PEN — Peruvian Sol

PIK — Payment-in Kind Security

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	129	12/2019	EUR	20,505,621	173,710
U.S. Treasury 5 Year Note	375	12/2019	USD	44,680,664	(240,232)

					(66,522)

Short Contracts
Australia 10 Year Bond	(83)	12/2019	AUD	(8,254,633)	(50,182)
Euro-Bobl	(118)	12/2019	EUR	(17,446,502)	62,383
Euro-OAT	(8)	12/2019	EUR	(1,485,035)	21,220
Euro-Schatz	(40)	12/2019	EUR	(4,897,363)	6,632
Japan 10 Year Bond	(4)	12/2019	JPY	(5,734,844)	5,736
Long Gilt	(109)	12/2019	GBP	(17,990,972)	(101,249)
U.S. Treasury 10 Year Note	(41)	12/2019	USD	(5,342,812)	(41,863)
U.S. Treasury Long Bond	(25)	12/2019	USD	(4,057,813)	(96,800)
3 Month Euro Euribor	(33)	9/2020	EUR	(9,041,094)	12,296
3 Month Euro Euribor	(28)	12/2020	EUR	(7,671,994)	9,272

					(172,555)

					(239,077)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,755,000	USD	2,143,720	Citibank NA	11/15/2019	18,064
USD	144,509	AUD	213,000	Morgan Stanley	11/15/2019	525
USD	616,196	CAD	815,619	JPMorgan Chase Bank	11/15/2019	135
USD	824,721	CHF	796,000	HSBC Bank plc	11/15/2019	24,055
USD	256,319	EUR	231,000	Bank of America	11/15/2019	3,683
USD	685,311	EUR	616,000	Barclays Bank plc	11/15/2019	11,614
USD	15,096,598	EUR	13,434,000	Citibank NA	11/15/2019	404,326
USD	2,364,388	GBP	1,912,000	Citibank NA	11/15/2019	9,213
USD	2,449,420	JPY	259,100,000	Barclays Bank plc	11/15/2019	45,855
USD	1,523,922	JPY	160,400,000	Goldman Sachs Bank USA	11/15/2019	35,957
MXN	11,739,000	USD	584,132	JPMorgan Chase Bank	1/22/2020	332

Total unrealized appreciation						553,759

MXN	17,636,000	USD	909,240	Barclays Bank plc	10/9/2019	(16,617)
MXN	5,732,000	USD	294,144	JPMorgan Chase Bank	10/9/2019	(4,026)
MXN	12,413,000	USD	630,225	Citibank NA	11/5/2019	(5,016)
AUD	545,000	USD	375,137	HSBC Bank plc	11/15/2019	(6,726)
CHF	797,000	USD	830,505	Morgan Stanley	11/15/2019	(28,834)
EUR	369,000	USD	413,035	Citibank NA	11/15/2019	(9,473)
EUR	193,000	USD	214,937	Goldman Sachs Bank USA	11/15/2019	(3,860)
EUR	3,509,000	USD	3,885,011	HSBC Bank plc	11/15/2019	(47,347)
GBP	344,000	USD	429,279	Citibank NA	11/15/2019	(5,545)
JPY	39,600,000	USD	367,458	Barclays Bank plc	11/15/2019	(105)
JPY	205,000,000	USD	1,939,860	Citibank NA	11/15/2019	(38,158)
JPY	1,495,900,000	USD	14,299,615	HSBC Bank plc	11/15/2019	(422,761)
USD	1,142,669	CAD	1,519,000	Goldman Sachs Bank USA	11/15/2019	(4,676)
USD	153,633	CAD	204,000	HSBC Bank plc	11/15/2019	(454)
USD	3,783,606	GBP	3,119,000	Bank of America	11/15/2019	(58,333)
USD	3,445,303	GBP	2,810,000	JPMorgan Chase Bank	11/15/2019	(16,014)
USD	4,508,883	CNY	32,532,440	Citibank NA**	3/18/2020	(37,855)
USD	2,630,805	CNY	18,963,295	HSBC Bank plc**	3/18/2020	(19,508)

Total unrealized depreciation						(725,308)

Net unrealized depreciation						(171,549)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange MXN/USD	Bank of America	348,000	USD	(348,000)	USD	20.35	10/10/2019	(157)
Foreign Exchange MXN/USD	Citibank NA	1,452,000	USD	(1,452,000)	USD	20.32	10/15/2019	(1,703)
Foreign Exchange MXN/USD	Morgan Stanley	1,900,000	USD	(1,900,000)	USD	19.85	10/3/2019	(3,166)
Foreign Exchange MXN/USD	Morgan Stanley	800,000	USD	(800,000)	USD	19.92	10/7/2019	(1,519)
Midtown Optical Corp.	Exchange Traded	1,700,000	USD	(1,700,000)	USD	101.59	11/6/2019	5,939
Midtown Optical Corp.	Exchange Traded	1,700,000	USD	(1,700,000)	USD	101.60	11/6/2019	5,875
U.S. Treasury 10 Year Note	Exchange Traded	29	USD	(2,900,000)	USD	131.00	10/25/2019	(11,781)

								(6,512)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange MXN/USD	JPMorgan Chase Bank	1,300,000	USD	(1,300,000)	USD	19.85	10/3/2019	(8,679)
Foreign Exchange MXN/USD	Morgan Stanley	1,300,000	USD	(1,300,000)	USD	19.83	10/9/2019	(9,385)
Foreign Exchange MXN/USD	Morgan Stanley	1,300,000	USD	(1,300,000)	USD	19.87	10/15/2019	(12,400)
U.S. Treasury 5 Year Note	Exchange Traded	17	USD	(1,700,000)	USD	118.50	10/25/2019	(2,789)

								(33,253)

Total Written Options Contracts (Premiums Received ($94,950))								(39,765)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	HSBC Bank plc	3/20/2020	0.44	USD	100,000	232	63	295

								232	63	295

Republic of Italy	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.25	USD	4,100,000	(100,076)	56,074	(44,002)

								(100,076)	56,074	(44,002)

								(99,844)	56,137	(43,707)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	12/20/2023	0.99	USD	400,000	(15,243)	15,586	343
Rolls-Royce plc	1.00	Quarterly	6/20/2024	0.93	EUR	300,000	778	481	1,259
Rolls-Royce plc	1.00	Quarterly	6/20/2024	0.93	EUR	300,000	622	637	1,259

							(13,843)	16,704	2,861

General Electric Co.	1.00	Quarterly	6/20/2024	1.16	USD	100,000	281	(963)	(682)
General Electric Co.	1.00	Quarterly	6/20/2024	1.16	USD	300,000	(3,296)	1,252	(2,044)
General Electric Co.	1.00	Quarterly	6/20/2024	1.16	USD	100,000	(1,142)	461	(681)
General Electric Co.	1.00	Quarterly	12/20/2024	1.30	USD	800,000	(13,757)	2,351	(11,406)

							(17,914)	3,101	(14,813)

							(31,757)	19,805	(11,952)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2019 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	740,000,000	(450,535)	(313,597)	(764,132)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(2,534)	(2,534)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(2,516)	(2,516)

						(450,535)	(318,647)	(769,182)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$31,614,010	$—	$31,614,010
Centrally Cleared Credit default swap	—	19,805	—	19,805
Collateralized Mortgage Obligations	—	17,864,773	—	17,864,773
Commercial Mortgage-Backed Securities	—	5,405,165	—	5,405,165
Corporate Bonds
Communication Services	—	5,881,416	—	5,881,416
Consumer Discretionary	—	5,372,350	—	5,372,350
Consumer Staples	—	7,261,602	—	7,261,602
Energy	—	3,704,033	—	3,704,033
Financials	—	74,070,882	—	74,070,882
Health Care	—	4,806,573	—	4,806,573
Industrials	—	7,086,658	—	7,086,658
Information Technology	—	6,774,978	—	6,774,978
Materials	—	2,300,879	—	2,300,879
Real Estate	—	9,426,631	—	9,426,631
Utilities	—	8,054,588	—	8,054,588
Foreign Government Securities	—	11,568,247	—	11,568,247
Forward Currency Contracts	—	553,759	—	553,759
Futures	291,249	—	—	291,249
Interest Rate Swaps	—	450,535	—	450,535
Mortgage-Backed Securities	—	121,250,562	—	121,250,562
Municipal Bond	—	57,582	—	57,582
OTC Credit Default Swaps	—	56,137	—	56,137
Options Purchased
Call Options Purchased	—	— (a)	—	— (a)
Put Options Purchased	—	708	—	708
Short-Term Investments
Certificate of Deposit	—	699,972	—	699,972
Repurchase Agreements	—	846,938	—	846,938
U.S. Treasury Obligations	—	127,056,192	—	127,056,192

Total Assets	$291,249	$452,184,975	$—	$452,476,224

Liabilities:
Forward Currency Contracts	$—	$(725,308)	$—	$(725,308)
Futures	(530,326)	—	—	(530,326)
Interest Rate Swaps	—	(769,182)	—	(769,182)
Options Written
Call Options Written	—	(6,512)	—	(6,512)
Put Options Written	—	(33,253)	—	(33,253)

Total Liabilities	$(530,326)	$(1,534,255)	$—	$(2,064,581)

Total	$(239,077)	$450,650,720	$—	$450,411,643

(a)	Value is Zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,710,448
Aggregate gross unrealized depreciation	(2,432,512)

Net unrealized appreciation	$17,277,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$432,551,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.2%)
Ally Master Owner Trust,
Series 2018-3 A
2.347%, 7/15/22(l)	$4,000,000	$4,001,828
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	3,148,000	3,321,140
Arkansas Student Loan Authority,
Series 2010-1 A
3.044%, 11/25/43(l)	850,560	851,189
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN2 A1
3.967%, 3/28/34(e)§	619,551	625,598
BMW Vehicle Owner Trust,
Series 2018-A A2A
2.090%, 11/25/20	146,294	146,283
CarMax Auto Owner Trust,
Series 2018-2 A2
2.730%, 8/16/21	1,104,959	1,106,466
Chesapeake Funding II LLC,
Series 2018-2A A2
2.397%, 8/15/30(l)§	4,026,060	4,022,607
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
2.666%, 4/22/26(l)	3,000,000	3,022,253
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
2.098%, 1/25/37(l)	45,645	34,231
Dell Equipment Finance Trust,
Series 2018-2 A2
3.160%, 2/22/21§	2,155,080	2,164,854
Discover Card Execution Note Trust,
Series 2017-A1 A1
2.518%, 7/15/24(l)	6,500,000	6,536,851
Drug Royalty II LP 2,
Series 2014-1 A1
5.153%, 7/15/23(l)§	117,900	118,136
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
2.748%, 4/25/39(l)§	739,390	738,516
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	1,770,369	1,843,993
Ford Credit Auto Lease Trust,
Series 2018-A A2A
2.710%, 12/15/20	1,101,609	1,102,308
Series 2018-B A2A
2.930%, 4/15/21	3,304,505	3,309,514
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
2.428%, 10/15/23(l)	7,000,000	7,011,281
Series 2019-3 A2
2.649%, 9/15/24(l)	2,200,000	2,201,001
GM Financial Automobile Leasing Trust,
Series 2018-3 A2A
2.890%, 9/21/20	1,142,803	1,144,004
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2 A2A
2.550%, 5/17/21	972,134	972,932
GMF Floorplan Owner Revolving Trust,
Series 2017-2 A2
2.458%, 7/15/22(l)§	11,000,000	11,011,362
Series 2018-3 A
2.347%, 9/15/22(l)§	10,700,000	10,704,807
GSAA Trust,
Series 2007-6 A4
2.318%, 5/25/47(l)	151,813	129,080
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	1,815,558	1,828,581
Hyundai Auto Lease Securitization Trust,
Series 2018-A A2A
2.550%, 8/17/20§	273,021	273,067
Marlette Funding Trust,
Series 2018-2A A
3.060%, 7/17/28§	426,975	427,401
Series 2019-3A A
2.690%, 9/17/29§	1,777,797	1,780,880
Massachusetts Educational Financing Authority,
Series 2008-1 A1
3.225%, 4/25/38(l)	137,910	138,108
MMAF Equipment Finance LLC,
Series 2018-A A2
2.920%, 7/12/21§	1,301,737	1,304,472
Navient Private Education Loan Trust,
Series 2014-CTA A
2.728%, 9/16/24(l)§	399,782	399,652
Series 2015-AA A2A
2.650%, 12/15/28§	531,133	536,690
Series 2017-A A1
2.428%, 12/16/58(l)§	572,220	572,295
Navient Private Education Refi Loan Trust,
Series 2018-CA A1
3.010%, 6/16/42§	2,472,933	2,494,711
Navient Student Loan Trust,
Series 2017-5A A
2.818%, 7/26/66(l)§	3,522,334	3,509,001
Series 2018-4A A1
2.268%, 6/27/67(l)§	2,188,602	2,187,568
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
2.399%, 12/7/20(l)	517,516	517,589
Nelnet Student Loan Trust,
Series 2005-3 A5
2.279%, 12/24/35(l)	3,616,917	3,591,927
Series 2013-5A A
2.648%, 1/25/37(l)§	1,540,499	1,529,343
Series 2016-1A A
2.818%, 9/25/65(l)§	7,756,775	7,790,458
Series 2019-2A A
3.045%, 6/27/67(l)§	1,473,112	1,467,828
Northstar Education Finance, Inc.,
Series 2012-1 A
2.718%, 12/26/31(l)§	871,780	870,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	$203,653	$209,498
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
3.449%, 10/1/35(l)	480,183	480,753
PHEAA Student Loan Trust,
Series 2016-2A A
2.968%, 11/25/65(l)§	2,788,862	2,795,881
SLC Student Loan Trust,
Series 2005-1 A3
2.258%, 2/15/25(l)	1,235,734	1,235,021
Series 2005-2 A3
2.229%, 3/15/27(l)	685,531	684,448
Series 2005-3 A3
2.239%, 6/15/29(l)	2,441,272	2,427,897
Series 2006-1 A5
2.229%, 3/15/27(l)	2,450,996	2,439,917
Series 2006-2 A5
2.219%, 9/15/26(l)	3,600,114	3,591,588
SLM Student Loan Trust,
Series 2005-3 A5
2.365%, 10/25/24(l)	1,308,450	1,307,507
Series 2005-7 A4
2.426%, 10/25/29(l)	2,194,784	2,178,755
Series 2005-8 A4
2.826%, 1/25/28(l)	1,725,086	1,729,865
Series 2008-9 A
3.776%, 4/25/23(l)	2,186,286	2,199,272
Series 2010-1 A
2.418%, 3/25/25(l)	2,795,734	2,733,138
Series 2012-3 A
2.668%, 12/27/38(l)	6,770,501	6,749,360
SMB Private Education Loan Trust,
Series 2015-A A2B
3.027%, 6/15/27(l)§	5,656,526	5,665,549
Series 2015-B A2B
3.228%, 7/15/27(l)§	1,922,844	1,932,065
Series 2016-C A2A
2.340%, 9/15/34§	5,236,150	5,247,175
Series 2018-A A1
2.378%, 3/16/26(l)§	2,718,107	2,717,639
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	6,727,348	6,741,638
Series 2017-6 A2
2.820%, 11/25/26§	3,083,267	3,090,380
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	210,479	210,390
Series 2018-2 A1
2.930%, 4/26/27§	441,357	441,765
Series 2019-1 A
3.240%, 2/25/28§	2,712,630	2,733,574
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	214,666	217,321
Series 2016-E A1
2.868%, 7/25/39(l)§	178,102	178,402
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	894,766	896,791
Series 2018-C A1FX
3.080%, 1/25/48§	2,497,630	2,519,280
SpringCastle Funding Asset- Backed Notes,
Series 2019-AA A
3.200%, 5/27/36§	2,898,225	2,926,917
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	820	857
Series 2004-20C 1
4.340%, 3/1/24	10,519	10,846
Series 2005-20B 1
4.625%, 2/1/25	12,885	13,435
Series 2008-20G 1
5.870%, 7/1/28	1,286,242	1,396,772
Series 2008-20H 1
6.020%, 8/1/28	966,109	1,053,927
World Omni Auto Receivables Trust,
Series 2015-B A4
1.840%, 1/17/22	990,712	990,564
Series 2018-B A2
2.570%, 7/15/21	939,796	940,239

Total Asset-Backed Securities		168,028,574

Collateralized Mortgage Obligations (11.1%)
Alternative Loan Trust,
Series 2005-61 2A1
2.298%, 12/25/35(l)	7,900	7,857
Series 2005-62 2A1
3.446%, 12/25/35(l)	47,475	43,683
Series 2006-OA22 A1
2.178%, 2/25/47(l)	194,101	188,633
Series 2007-OA7 A1A
2.198%, 5/25/47(l)	46,395	44,192
American Home Mortgage Assets Trust,
Series 2006-1 2A1
2.208%, 5/25/46(l)	2,463,356	2,325,665
BCAP LLC Trust,
Series 2006-AA2 A1
2.188%, 1/25/37(l)	243,135	233,125
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
2.458%, 4/25/35(l)	267,715	267,532
Series 2005-7 22A1
4.201%, 9/25/35(l)	522,619	435,131
Bear Stearns ARM Trust,
Series 2002-11 1A2
4.434%, 2/25/33(l)	1,913	1,811
Series 2003-3 3A2
5.066%, 5/25/33(l)	14,618	15,055
Series 2003-8 2A1
4.886%, 1/25/34(l)	1,369	1,426
Series 2003-8 4A1
4.670%, 1/25/34(l)	5,593	5,768
Series 2004-10 15A1
4.532%, 1/25/35(l)	26,630	27,299
Series 2004-10 21A1
4.564%, 1/25/35(l)	392,375	402,434
Series 2007-3 1A1
4.380%, 5/25/47(l)	1,354,125	1,278,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
4.696%, 10/19/32(l)	$1,523	$1,455
Series 2004-12 11A1
3.803%, 8/25/34(l)	70,861	67,423
Series 2005-25 A11
5.500%, 11/25/35	128,551	114,443
Series 2005-3 1A2
2.598%, 4/25/35(l)	80,387	78,539
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
4.810%, 5/25/35(l)	4,613	4,683
Series 2005-11 A2A
4.380%, 10/25/35(l)	77,110	79,612
Series 2005-12 2A1
2.818%, 8/25/35(l)§	248,751	230,338
Series 2019-B A1
3.258%, 4/25/66(l)§	1,177,866	1,177,797
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
4.680%, 9/25/35(l)	6,406	6,570
Series 2005-6 A2
4.550%, 9/25/35(l)	25,121	25,738
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
3.044%, 3/25/32(l)§	455	445
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	3,887	3,876
Series 2005-AR2 7A1
3.679%, 10/25/35(l)	36,153	31,996
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
2.118%, 10/25/36(l)	837	635
FHLMC,
Series 2142 Z
6.500%, 4/15/29	3,178	3,500
Series 2411 FJ
2.378%, 12/15/29(l)	627	616
Series 3017 CF
2.328%, 8/15/25(l)	251,974	251,660
Series 3222 FN
2.428%, 9/15/36(l)	14,944	14,964
Series 3241 FM
2.408%, 11/15/36(l)	9,490	9,495
Series 3245 NF
2.508%, 11/15/36(l)	350,475	351,681
Series 328 F4
2.852%, 2/15/38 STRIPS(l)	1,627,756	1,615,394
Series 343 F4
2.580%, 10/15/37 STRIPS(l)	1,696,614	1,699,772
Series 3807 FM
2.527%, 2/15/41(l)	355,442	356,193
Series 3850 FC
2.448%, 4/15/41(l)	272,337	272,973
Series 3898 TF
2.527%, 7/15/39(l)	34,160	34,354
Series 3927 FH
2.477%, 9/15/41(l)	421,592	422,574
Series 4283 JF
2.428%, 12/15/43(l)	3,122,660	3,120,308
Series 4367 GF
2.580%, 3/15/37(l)	3,667,601	3,642,629
Series 4615 AF
2.580%, 10/15/38(l)	1,278,118	1,276,613
Series 4678 AF
2.630%, 12/15/42(l)	5,772,421	5,766,320
Series 4779 WF
2.580%, 7/15/44(l)	6,433,115	6,392,022
Series 4906 WF
2.567%, 12/15/38(l)	2,869,266	2,860,122
Series 4913 FC
2.620%, 6/15/44(l)	4,898,181	4,882,455
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	3,073	3,657
Series T-62 1A1
3.646%, 10/25/44(l)	230,450	232,939
Series T-63 1A1
3.492%, 2/25/45(l)	291,835	294,272
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.309%, 6/25/34(l)	38,456	38,844
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
4.603%, 8/25/35(l)	44,159	36,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2003-W8 3F2
2.495%, 5/25/42(l)	$13,526	$13,597
Series 2005-38 F
2.318%, 5/25/35(l)	27,656	27,578
Series 2006-118 A2
2.205%, 12/25/36(l)	117,560	116,333
Series 2006-5 3A2
4.414%, 5/25/35(l)	50,364	53,028
Series 2007-109 GF
2.698%, 12/25/37(l)	771,710	784,618
Series 2007-84 FN
2.518%, 8/25/37(l)	318,297	320,056
Series 2010-74 AF
2.558%, 7/25/37(l)	246,294	248,188
Series 2014-42 FA
2.630%, 7/25/44(l)	1,435,372	1,432,421
Series 2014-84 BF
2.580%, 12/25/44(l)	2,944,005	2,943,457
Series 2015-64 KF
2.580%, 9/25/45(l)	5,818,725	5,797,152
Series 2016-11 AF
2.730%, 3/25/46(l)	4,262,976	4,256,999
Series 2016-40 PF
2.680%, 7/25/46(l)	3,831,815	3,830,881
Series 2016-84 DF
2.650%, 11/25/46(l)	1,267,008	1,265,053
Series 2016-97 CF
2.650%, 12/25/56(l)	2,505,625	2,500,355
Series 2017-108 AF
2.318%, 1/25/48(l)	2,159,357	2,149,032
Series 2019-41 F
2.518%, 8/25/59(l)	9,680,423	9,669,670
Series 2019-41 FD
2.518%, 8/25/59(l)	1,932,672	1,931,174
Series 2019-53 FA
2.600%, 9/25/49(l)	6,670,560	6,667,083
GNMA,
Series 2010-112 BG
2.000%, 3/16/35	92,173	92,104
Series 2011-156 FJ
2.444%, 4/20/40(l)	611,843	613,064
Series 2012-H08 FC
2.799%, 4/20/62(l)	2,207,266	2,211,515
Series 2012-H11 FA
2.928%, 2/20/62(l)	5,930,174	5,957,787
Series 2012-H12 FA
2.779%, 4/20/62(l)	2,825,015	2,829,044
Series 2012-H12 FB
3.278%, 2/20/62(l)	2,724,325	2,756,169
Series 2013-H13 FT
2.390%, 5/20/63(l)	1,236,146	1,234,908
Series 2015-H04 FA
2.878%, 12/20/64(l)	1,784,137	1,785,704
Series 2015-H32 FA
2.979%, 12/20/65(l)	3,828,665	3,847,556
Series 2016-180 WF
2.560%, 9/20/45(l)	603,612	605,428
Series 2016-H14 FA
3.029%, 6/20/66(l)	3,469,736	3,493,613
Series 2016-H17 FK
3.079%, 7/20/66(l)	877,198	885,171
Series 2016-H20 PT
5.155%, 9/20/66(l)	3,500,621	3,848,105
Series 2017-H07 FG
2.689%, 2/20/67(l)	10,260,285	10,254,935
Series 2017-H12 FE
2.428%, 6/20/66(l)	729,314	728,344
Series 2018-H18 FC
2.579%, 8/20/65(l)	4,745,596	4,730,334
Series 2019-54 KF
2.520%, 5/20/44(l)	7,676,746	7,665,295
Series 2019-90 F
2.494%, 7/20/49(l)	4,976,919	4,974,253
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
2.558%, 11/25/45(l)	15,411	13,613
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.480%, 9/25/35(l)	19,414	19,939
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
2.497%, 5/19/35(l)	9,531	9,239
Series 2006-1 2A1A
2.297%, 3/19/36(l)	65,194	62,309
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.245%, 12/25/34(l)	39,347	39,658
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	900,000	900,746
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.734%, 11/21/34(l)	20,531	21,083
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	428,724	443,575
Mellon Residential Funding Corp.
Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
2.728%, 11/15/31(l)	12,962	13,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A
2.268%, 11/25/35(l)	$1,545	$1,552
Series 2005-3 5A
2.268%, 11/25/35(l)	31,943	30,445
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.468%, 12/15/30(l)	4,785	4,675
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
2.617%, 12/8/20(l)	3,804,636	3,810,260
RALI Trust,
Series 2005-QO1 A1
2.318%, 8/25/35(l)	16,146	14,598
RBSSP Resecuritization Trust,
Series 2009-12 16A1
4.253%, 10/25/35(l)§	285,567	286,476
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.358%, 6/25/35(l)§	17,243	16,525
Securitized Asset Sales, Inc.,
Series 1993-6 A5
4.361%, 11/26/23(l)	472	432
Sequoia Mortgage Trust,
Series 10 2A1
2.804%, 10/20/27(l)	1,230	1,195
Series 2003-4 2A1
2.394%, 7/20/33(l)	636,652	626,705
Series 2005-2 A2
2.267%, 3/20/35(l)	527,780	507,816
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.458%, 2/25/34(l)	28,658	29,172
Series 2004-19 2A1
3.846%, 1/25/35(l)	12,679	12,377
Series 2005-17 3A1
4.159%, 8/25/35(l)	50,490	51,315
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
2.717%, 10/19/34(l)	23,118	23,220
Series 2005-AR5 A1
2.307%, 7/19/35(l)	43,203	42,934
Series 2005-AR5 A2
2.307%, 7/19/35(l)	56,267	55,585
Series 2006-AR4 2A1
2.208%, 6/25/36(l)	18,261	18,364
Series 2006-AR5 1A1
2.228%, 5/25/36(l)	699,218	661,377
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.646%, 11/25/42(l)	2,763	2,719
Series 2002-AR2 A
2.405%, 2/27/34(l)	1,537	1,533
Series 2003-AR1 A5
4.519%, 3/25/33(l)	210,265	215,783
Series 2004-AR1 A
4.864%, 3/25/34(l)	325,018	332,783
Series 2005-AR13 A1A1
2.308%, 10/25/45(l)	58,090	57,618
Series 2005-AR15 A1A1
2.278%, 11/25/45(l)	17,064	17,264
Series 2006-AR15 2A
2.655%, 11/25/46(l)	16,496	16,564
Series 2006-AR3 A1A
3.446%, 2/25/46(l)	26,406	26,939
Series 2006-AR7 3A
2.655%, 7/25/46(l)	85,996	83,190
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
4.922%, 9/25/34(l)	6,249	6,477
Series 2007-10 1A22
2.518%, 7/25/37(l)	154,069	135,868

Total Collateralized Mortgage Obligations		151,816,597

Commercial Mortgage-Backed Securities (4.8%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
2.908%, 9/15/34(l)§	1,000,000	1,000,350
AREIT Trust,
Series 2018-CRE2 A
3.008%, 11/14/35(l)§	4,227,928	4,227,888
Series 2019-CRE3 A
3.048%, 9/14/36(l)§	2,000,000	2,001,244
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
3.228%, 3/15/34(l)§	1,300,000	1,301,011
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
3.316%, 9/15/36(l)§	1,900,000	1,901,213
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,647,662
CSMC Trust,
Series 2017-CHOP A
2.778%, 7/15/32(l)§	8,000,000	7,985,082
Series 2017-HD A
2.977%, 2/15/31(l)§	5,000,000	4,993,879
DBCG Mortgage Trust,
Series 2017-BBG A
2.728%, 6/15/34(l)§	5,000,000	4,987,540
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	3,345,907	3,444,361
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF49 A
2.429%, 6/25/25(l)	1,175,237	1,168,258
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
2.728%, 7/15/32(l)§	2,000,000	1,995,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
3.600%, 12/15/31(l)§	$1,000,000	$999,994
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,834,549
Morgan Stanley Capital I Trust,
Series 2007-T27 B
6.144%, 6/11/42(l)§	600,000	621,920
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
2.778%, 2/15/33(l)§	1,000,000	996,251
RAIT Trust,
Series 2017-FL7 A
2.977%, 6/15/37(l)§	462,160	459,989
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.977%, 6/15/33(l)§	5,000,000	5,000,094
Stonemont Portfolio Trust,
Series 2017-MONT A
2.894%, 8/20/30(l)§	4,058,439	4,055,890
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,821,755
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	1,005,177
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL
3.475%, 6/15/44(l)§	4,263,364	4,297,031
Series 2014-C21 ASBF
2.585%, 8/15/47(l)§	1,739,670	1,731,454

Total Commercial Mortgage-Backed Securities		65,477,618

Corporate Bonds (49.3%)
Communication Services (3.3%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.888%, 6/1/21(k)	1,600,000	1,607,385
(ICE LIBOR USD 3 Month + 0.95%), 3.253%, 7/15/21(k)(x)	6,005,000	6,052,359
(ICE LIBOR USD 3 Month + 0.89%), 3.065%, 2/15/23(k)	4,400,000	4,370,860
(ICE LIBOR USD 3 Month + 1.18%), 3.312%, 6/12/24(k)	2,800,000	2,851,340
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.119%, 3/16/22(k)	9,300,000	9,431,866

		24,313,810

Media (1.5%)
Charter Communications Operating LLC
3.579%, 7/23/20	6,900,000	6,961,548
4.464%, 7/23/22	1,000,000	1,051,900
(ICE LIBOR USD 3 Month + 1.65%), 3.903%, 2/1/24(k)	5,800,000	5,923,580
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.649%, 10/1/20(k)	4,100,000	4,106,741
Discovery Communications LLC
2.800%, 6/15/20	2,600,000	2,606,632

		20,650,401

Total Communication Services		44,964,211

Consumer Discretionary (6.8%)
Automobiles (5.5%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 2.750%, 4/12/21(k)§	900,000	900,646
(ICE LIBOR USD 3 Month + 0.50%), 2.676%, 8/13/21(k)(x)§	4,000,000	4,008,012
(ICE LIBOR USD 3 Month + 0.64%), 2.943%, 4/6/22(k)§	1,000,000	1,002,986
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 2.957%, 11/5/21(k)§	8,500,000	8,519,871
(ICE LIBOR USD 3 Month + 0.90%), 3.058%, 2/15/22(k)§	3,000,000	3,012,256
(ICE LIBOR USD 3 Month + 0.88%), 3.030%, 2/22/22(k)§	12,200,000	12,247,872
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.009%, 8/7/20(k)	7,285,000	7,295,928
Hyundai Capital America
2.600%, 3/19/20§	1,000,000	1,000,313
(ICE LIBOR USD 3 Month + 0.80%), 3.132%, 4/3/20(k)(m)	492,000	493,486
2.750%, 9/18/20§	2,000,000	2,003,580
(ICE LIBOR USD 3 Month + 0.80%), 2.945%, 9/18/20(k)§	2,400,000	2,406,624
3.000%, 10/30/20§	2,270,000	2,285,606
(ICE LIBOR USD 3 Month + 0.94%), 3.243%, 7/8/21(k)(m)	1,000,000	1,002,110
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.193%, 1/13/22(k)§	15,300,000	15,359,679
(ICE LIBOR USD 3 Month + 0.69%), 2.794%, 9/28/22(k)(x)§	1,500,000	1,494,423
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.946%, 11/13/20(k)§	9,000,000	9,035,458
3.875%, 11/13/20§	1,000,000	1,016,252
(ICE LIBOR USD 3 Month + 0.86%), 2.972%, 9/24/21(k)§	2,000,000	2,003,267

		75,088,369

Hotels, Restaurants & Leisure (0.9%)
Las Vegas Sands Corp.
3.200%, 8/8/24	2,400,000	2,440,999
Marriott International, Inc.
Series Y
(ICE LIBOR USD 3 Month + 0.60%), 2.738%, 12/1/20(k)	3,500,000	3,513,113
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.686%, 10/28/21(k)	7,000,000	6,995,568

		12,949,680

Household Durables (0.4%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,306,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 9/15/22	$2,500,000	$2,631,375

		5,937,534

Total Consumer Discretionary		93,975,583

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch North American Holding Corp.
3.750%, 1/15/22§	8,000,000	8,235,938
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 2.858%, 11/15/21(k)	900,000	901,064

		9,137,002

Food Products (0.9%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.811%, 10/9/20(k)	3,900,000	3,896,643
General Mills, Inc. 6.610%, 10/15/20	1,400,000	1,462,660
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.57%), 2.751%, 2/10/21(k)	2,300,000	2,295,709
(ICE LIBOR USD 3 Month + 0.82%), 3.001%, 8/10/22(k)	4,110,000	4,081,110

		11,736,122

Tobacco (1.0%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.765%, 8/14/20(k)	3,000,000	3,005,931
(ICE LIBOR USD 3 Month + 0.88%), 3.038%, 8/15/22(k)	9,900,000	9,957,973
Reynolds American, Inc.
3.250%, 6/12/20	1,453,000	1,462,274

		14,426,178

Total Consumer Staples		35,299,302

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Andeavor Logistics LP
5.500%, 10/15/19	1,000,000	1,000,852
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.814%, 9/19/22(k)	1,000,000	1,003,942
Energy Transfer Operating LP
4.150%, 10/1/20	2,700,000	2,734,786
Energy Transfer Partners LP
5.750%, 9/1/20	2,500,000	2,556,225
Enterprise Products Operating LLC
2.550%, 10/15/19	1,000,000	1,000,017
EQT Corp.
2.500%, 10/1/20	1,000,000	995,112
(ICE LIBOR USD 3 Month + 0.77%), 3.089%, 10/1/20(k)	4,800,000	4,784,244
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,000,000	1,017,344
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 3.637%, 8/15/22(k)	7,300,000	7,348,449
Pioneer Natural Resources Co.
7.500%, 1/15/20	1,000,000	1,013,891
Plains All American Pipeline LP
2.600%, 12/15/19	1,500,000	1,500,143
Rockies Express Pipeline LLC
5.625%, 4/15/20§	3,900,000	3,924,375
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.827%, 6/5/20(k)	1,000,000	1,002,015

Total Energy		29,881,395

Financials (18.4%)
Banks (6.2%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.969%, 10/1/21(k)	10,000,000	10,029,987
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 2.736%, 5/20/22(k)	10,300,000	10,315,779
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 3.161%, 6/1/24(k)	3,000,000	3,015,321
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.652%, 3/9/21(k)	11,000,000	11,036,916
(ICE LIBOR USD 3 Month + 0.68%), 2.818%, 6/1/21(k)	2,135,000	2,143,763
(ICE LIBOR USD 3 Month + 1.10%), 3.202%, 6/7/21(k)	7,256,000	7,339,977
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.45%), 2.708%, 7/22/22(k)	13,000,000	13,020,910
Santander Holdings USA, Inc.
2.650%, 4/17/20	4,000,000	4,005,768
4.450%, 12/3/21	9,000,000	9,361,452
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 3.111%, 2/11/22(k)	2,200,000	2,217,170
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.50%), 2.759%, 7/23/21(k)	1,000,000	1,003,354
(ICE LIBOR USD 3 Month + 0.62%), 2.752%, 5/27/22(k)	4,100,000	4,111,161
(ICE LIBOR USD 3 Month + 0.66%), 2.798%, 9/9/22(k)(x)	7,500,000	7,520,245

		85,121,803

Capital Markets (2.6%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,580,237
Cantor Fitzgerald LP
7.875%, 10/15/19§	2,000,000	2,003,680
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 3.328%, 11/15/21(k)	13,910,000	14,014,709
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.55%), 2.731%, 2/10/21(k)	1,000,000	1,000,556
(ICE LIBOR USD 3 Month + 1.18%), 3.458%, 1/20/22(k)	10,500,000	10,601,724
(SOFR + 0.83%), 2.956%, 6/10/22(k)	1,000,000	1,002,878
(ICE LIBOR USD 3 Month + 0.93%), 3.208%, 7/22/22(k)	2,000,000	2,020,494
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,814,847

		36,039,125

Consumer Finance (5.3%)
Ally Financial, Inc.
4.125%, 2/13/22	1,000,000	1,026,300
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 2.756%, 5/20/22(k)	21,000,000	21,069,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.424%, 12/10/21(k)(x)	$2,000,000	$1,997,680
(ICE LIBOR USD 3 Month + 0.54%), 2.640%, 6/27/22(k)	3,200,000	3,205,845
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.382%, 9/7/21(k)	2,000,000	1,999,609
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.00%), 3.311%, 1/9/20(k)	1,000,000	1,000,000
(ICE LIBOR USD 3 Month + 2.55%), 4.853%, 1/7/21(k)	11,800,000	11,918,000
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.233%, 4/13/20(k)	1,100,000	1,101,636
(ICE LIBOR USD 3 Month + 0.85%), 3.161%, 4/9/21(k)	1,000,000	997,400
(ICE LIBOR USD 3 Month + 1.10%), 3.339%, 11/6/21(k)	6,000,000	6,011,345
(ICE LIBOR USD 3 Month + 1.55%), 3.853%, 1/14/22(k)	800,000	804,000
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§	950,000	948,243
2.400%, 6/15/20§	4,176,000	4,169,639
(ICE LIBOR USD 3 Month + 0.94%), 3.078%, 3/2/21(k)§	2,500,000	2,501,384
3.550%, 5/21/21§	1,000,000	1,013,588
Synchrony Financial
2.700%, 2/3/20	2,000,000	2,001,252
(ICE LIBOR USD 3 Month + 1.23%), 3.517%, 2/3/20(k)	10,685,000	10,712,583

		72,478,419

Diversified Financial Services (0.4%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 2.566%, 6/25/21(k)§	3,500,000	3,512,852
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.479%, 6/30/21(k)	2,100,000	2,107,775

		5,620,627

Insurance (3.9%)
AEGON Funding Co. LLC
5.750%, 12/15/20	3,000,000	3,128,363
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.363%, 3/26/21(k)(x)	517,000	517,795
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 3.418%, 4/20/20(k)§	5,400,000	5,429,295
(ICE LIBOR USD 3 Month + 1.23%), 3.562%, 7/1/22(k)§	9,200,000	9,305,756
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.618%, 6/11/21(k)§	13,000,000	13,036,695
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 3.304%, 12/29/21(k)	1,800,000	1,812,743
Metropolitan Life Global Funding I
(SOFR + 0.50%), 2.350%, 5/28/21(k)§	7,500,000	7,508,548
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 2.779%, 7/12/22(k)§	1,500,000	1,501,820
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 2.624%, 6/28/21(k)§	5,000,000	5,020,106
Reliance Standard Life Global Funding II
2.500%, 1/15/20§	2,000,000	2,001,594
3.050%, 1/20/21§	5,000,000	5,055,345

		54,318,060

Total Financials		253,578,034

Health Care (3.7%)
Health Care Equipment & Supplies (0.7%)
Becton Dickinson and Co.
2.675%, 12/15/19	397,000	397,116
2.404%, 6/5/20	3,000,000	2,992,320
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	5,000,000	5,006,377
(ICE LIBOR USD 3 Month + 0.75%), 2.914%, 3/19/21(k)	1,200,000	1,200,624

		9,596,437

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.
(ICE LIBOR USD 3 Month + 0.77%), 2.889%, 6/15/22(k)(x)	2,500,000	2,486,460
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.489%, 3/17/20(k)	4,000,000	4,000,605
(ICE LIBOR USD 3 Month + 0.65%), 2.789%, 9/17/21(k)	7,000,000	7,002,386
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.732%, 3/9/20(k)	190,000	190,381
(ICE LIBOR USD 3 Month + 0.72%), 2.822%, 3/9/21(k)	5,500,000	5,523,931

		19,203,763

Pharmaceuticals (1.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 2.736%, 6/25/21(k)§	3,780,000	3,780,870
Bayer US Finance LLC
2.375%, 10/8/19§	10,807,000	10,806,955
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 2.548%, 5/16/22(k)§	6,000,000	6,003,354
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.576%, 8/20/21(k)	1,500,000	1,497,360

		22,088,539

Total Health Care		50,888,739

Industrials (3.4%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.731%, 11/10/20(k)	2,100,000	2,101,039
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.818%, 8/16/21(k)	500,000	502,587

		2,603,626

Airlines (0.3%)
Delta Air Lines, Inc.
2.875%, 3/13/20	2,584,000	2,585,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Southwest Airlines Co.
2.750%, 11/6/19	$1,200,000	$1,200,000

		3,785,034

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,165,366

Industrial Conglomerates (1.1%)
General Electric Co.
2.200%, 1/9/20	2,005,000	2,003,708
(ICE LIBOR USD 3 Month + 0.41%), 2.514%, 3/28/20(k)	1,000,000	999,112
(ICE LIBOR USD 3 Month + 1.00%), 3.119%, 3/15/23(k)	2,200,000	2,164,122
(ICE LIBOR USD 3 Month + 0.38%), 2.667%, 5/5/26(k)	5,200,000	4,672,256
Honeywell International, Inc.
(ICE LIBOR USD 3 Month + 0.37%), 2.557%, 8/8/22(k)	5,000,000	5,024,607

		14,863,805

Machinery (0.2%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,018,411
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.418%, 9/15/21(k)	1,400,000	1,380,750

		2,399,161

Professional Services (0.1%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 3.028%, 8/15/21(k)	2,100,000	2,093,352

Road & Rail (0.3%)
ERAC USA Finance LLC
5.250%, 10/1/20§	2,000,000	2,059,770
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,500,255
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	1,500,000	1,509,147

		5,069,172

Trading Companies & Distributors (1.1%)
Air Lease Corp.
2.125%, 1/15/20	4,000,000	3,997,923
4.750%, 3/1/20	300,000	303,001
2.250%, 1/15/23	800,000	796,416
Aviation Capital Group LLC
6.750%, 4/6/21§	2,500,000	2,638,175
(ICE LIBOR USD 3 Month + 0.95%), 3.082%, 6/1/21(k)§	3,170,000	3,166,291
(ICE LIBOR USD 3 Month + 0.67%), 2.936%, 7/30/21(k)§	700,000	699,750
2.875%, 1/20/22§	1,000,000	1,001,507
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.007%, 11/5/21(k)	200,000	200,461
International Lease Finance Corp.
8.250%, 12/15/20	2,000,000	2,138,748

		14,942,272

Total Industrials		46,921,788

Information Technology (2.7%)
Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Corp.
2.375%, 1/15/20	17,000,000	16,998,999
2.200%, 1/15/21	400,000	398,418
Broadcom, Inc.
3.125%, 4/15/21§	500,000	504,263

		17,901,680

Software (0.5%)
VMware, Inc.
2.300%, 8/21/20	7,621,000	7,624,561

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC
4.420%, 6/15/21§	2,850,000	2,944,868
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	9,200,000	9,199,997

		12,144,865

Total Information Technology	37,671,106

Materials (1.2%)
Construction Materials (0.5%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.656%, 12/20/19(k)	3,600,000	3,601,980
(ICE LIBOR USD 3 Month + 0.65%), 2.800%, 5/22/20(k)(x)	2,000,000	2,001,571
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.60%), 2.719%, 6/15/20(k)	1,000,000	1,000,240

		6,603,791

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,423,623

Total Materials		17,027,414

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
2.800%, 6/1/20	6,000,000	6,024,666
5.900%, 11/1/21	1,250,000	1,341,966
3.375%, 5/15/24	800,000	829,044
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 2.733%, 1/15/21(k)	1,300,000	1,299,462
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.303%, 2/1/22(k)	2,400,000	2,400,439
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,616,993
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 3.148%, 8/16/21(k)	1,000,000	1,000,411

		14,512,981

Total Real Estate		14,512,981

Utilities (3.9%)
Electric Utilities (2.3%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21(k)§	5,800,000	5,823,233
(ICE LIBOR USD 3 Month + 0.65%), 2.788%, 3/11/22(k)	300,000	301,650
IPALCO Enterprises, Inc.
3.450%, 7/15/20	2,000,000	2,015,193
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,045,591
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.544%, 8/21/20(k)	4,500,000	4,503,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Series H
3.342%, 9/1/20	$3,825,000	$3,865,733
Pennsylvania Electric Co.
5.200%, 4/1/20	1,500,000	1,519,874
Progress Energy, Inc.
4.875%, 12/1/19	1,000,000	1,004,583
Southern Co. (The)
2.350%, 7/1/21	8,000,000	8,015,173

		32,094,901

Gas Utilities (0.6%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	8,300,000	8,299,348

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.706%, 12/20/20(k)§	1,400,000	1,401,605

Multi-Utilities (0.9%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 2.506%, 6/25/21(k)	3,600,000	3,611,986
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.568%, 3/15/21(k)	6,100,000	6,084,799
TECO Finance, Inc.
5.150%, 3/15/20	1,880,000	1,903,162

		11,599,947

Total Utilities		53,395,801

Total Corporate Bonds		678,116,354

Mortgage-Backed Securities (11.1%)
FHLMC
4.740%, 11/1/23(l)	1,467	1,501
4.765%, 1/1/34(l)	7,384	7,717
4.640%, 10/1/35(l)	6,299	6,587
4.676%, 11/1/35(l)	8,054	8,432
4.312%, 7/1/36(l)	225,381	234,536
3.930%, 9/1/36(l)	208,748	216,695
4.178%, 10/1/36(l)	129,181	134,606
FNMA
4.708%, 11/1/34(l)	130,677	137,916
4.413%, 1/1/35(l)	3,770	3,910
4.431%, 7/1/35(l)	25,758	26,964
4.708%, 12/1/35(l)	24,704	25,745
5.270%, 1/1/36(l)	26,608	28,027
4.545%, 3/1/36(l)	11,874	12,324
4.963%, 3/1/36(l)	37,313	39,158
3.647%, 3/1/44(l)	128,784	130,004
3.647%, 7/1/44(l)	1,645	1,661
3.647%, 10/1/44(l)	9,631	9,722
UMBS
4.000%, 7/1/48	2,649,617	2,756,908
UMBS, 30 Year, Single Family
4.000%, 11/25/49 TBA	105,000,000	109,007,230
3.000%, 12/25/49 TBA	38,000,000	38,518,046
4.000%, 12/25/49 TBA	1,700,000	1,765,145

Total Mortgage-Backed Securities		153,072,834

Municipal Bonds (1.7%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	3,115,000	3,122,164
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 2.862%, 4/1/47(k)	7,000,000	7,019,670
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 2.467%, 11/1/28(k)	10,000,000	10,018,900
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	770,000	796,773
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap),
2.471%, 1/1/42(k)	3,000,000	3,020,070

Total Municipal Bonds		23,977,577

U.S. Government Agency Securities (1.8%)
FHLB
2.050%, 8/26/21	12,000,000	12,000,075
FHLMC
2.850%, 5/6/24	10,000,000	10,009,721
2.800%, 6/3/24	2,500,000	2,504,173

Total U.S. Government Agency Securities		24,513,969

U.S. Treasury Obligations (6.5%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS#	16,352,500	16,180,671
0.625%, 4/15/23 TIPS#	1,187,870	1,197,196
0.250%, 1/15/25 TIPS#	9,749,250	9,772,671
0.375%, 7/15/25 TIPS	7,649,174	7,747,479
0.625%, 1/15/26 TIPS	4,513,522	4,625,919
0.750%, 7/15/28 TIPS	47,937,897	50,304,831

Total U.S. Treasury Obligations		89,828,767

Total Long-Term Debt Securities (98.5%) (Cost $1,347,010,030)		1,354,832,290

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,782

Total Common Stock (0.0%) (Cost $–)		1,782

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (8.8%)
American Electric Power Co., Inc.
2.27%, 10/30/19(n)(p)	$15,800,000	15,770,112
Berkshire Hathaway Energy Co.
2.28%, 10/10/19(n)(p)	13,000,000	12,991,759
Boston Scientific Corp.
2.31%, 10/11/19(n)(p)§	4,000,000	3,997,183
2.26%, 10/15/19(n)(p)	7,750,000	7,742,702
2.28%, 11/4/19(n)(p)§	2,000,000	1,995,580
Campbell Soup Co.
2.27%, 10/30/19(n)(p)	4,000,000	3,992,433
2.28%, 11/7/19(n)(p)	10,000,000	9,975,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Cox Enterprises, Inc.
2.45%, 10/1/19(n)(p)	$17,000,000	$16,998,842
Equifax, Inc.
2.28%, 11/1/19(n)(p)	10,000,000	9,979,813
Ford Motor Credit Co. LLC
2.69%, 1/21/20(n)(p)§	3,700,000	3,668,979
Harley-Davidson Financial Services, Inc.
2.29%, 11/19/19(n)(p)	5,000,000	4,984,146
Kinder Morgan, Inc.
2.67%, 10/3/19(n)(p)§	5,000,000	4,998,890
Molson Coors Brewing Co.
2.28%, 10/10/19(n)(p)	13,000,000	12,991,770
Nisource, Inc.
2.41%, 10/2/19(n)(p)	5,000,000	4,999,332
Royal Caribbean Cruise Ltd.
2.42%, 10/1/19(n)(p)	3,000,000	2,999,799
Smithfield Foods, Inc.
2.53%, 10/15/19(n)(p)	1,700,000	1,698,208

Total Commercial Paper		119,785,534

Repurchase Agreements (1.0%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $5,112,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $5,214,408.(xx)	5,112,165	5,112,165
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $2,200,147, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $2,244,001.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $1,800,125, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $1,836,008.(xx)	1,800,000	1,800,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $1,800,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $2,003,404.(xx)	1,800,000	1,800,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $3,451,628, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $3,520,431.(xx)	3,451,403	3,451,403

Total Repurchase Agreements		14,363,568

U.S. Government Agency Security (3.4%)
FHLB
0.00%, 10/1/19(o)(p)	46,800,000	46,800,000

Total Short-Term Investments (13.2%) (Cost $180,948,905)		180,949,102

Total Investments in Securities (111.7%) (Cost $1,527,958,935)		1,535,783,174
Other Assets Less Liabilities (-11.7%)		(161,182,647)

Net Assets (100%)		$1,374,600,527

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,735,368.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $371,184,458 or 27.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $1,495,596 or 0.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2019.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $14,007,771. This was collateralized by cash of $14,363,568 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	169	12/2019	USD	36,419,500	18,871

					18,871

Short Contracts
U.S. Treasury 5 Year Note	(362)	12/2019	USD	(43,131,734)	231,436
U.S. Treasury 10 Year Note	(1,003)	12/2019	USD	(130,703,438)	1,291,443
U.S. Treasury Ultra Bond	(49)	12/2019	USD	(9,403,406)	317,297

					1,840,176

					1,859,047

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	948	USD	(189,600,000)	USD	107.88	10/25/2019	(222,188)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	948	USD	(189,600,000)	USD	107.13	10/25/2019	(14,812)
U.S. Treasury 30 Year Bond	Exchange Traded	169	USD	(16,900,000)	USD	160.00	10/25/2019	(124,109)

								(138,921)

Total Written Options Contracts (Premiums Received ($446,177))								(361,109)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$168,028,574	$—	$168,028,574
Collateralized Mortgage Obligations	—	151,816,597	—	151,816,597
Commercial Mortgage-Backed Securities	—	65,477,618	—	65,477,618
Common Stocks
Financials	1,782	—	—	1,782
Corporate Bonds
Communication Services	—	44,964,211	—	44,964,211
Consumer Discretionary	—	93,975,583	—	93,975,583
Consumer Staples	—	35,299,302	—	35,299,302
Energy	—	29,881,395	—	29,881,395
Financials	—	253,578,034	—	253,578,034
Health Care	—	50,888,739	—	50,888,739
Industrials	—	46,921,788	—	46,921,788
Information Technology	—	37,671,106	—	37,671,106
Materials	—	17,027,414	—	17,027,414
Real Estate	—	14,512,981	—	14,512,981
Utilities	—	53,395,801	—	53,395,801
Futures	1,859,047	—	—	1,859,047
Mortgage-Backed Securities	—	153,072,834	—	153,072,834
Municipal Bonds	—	23,977,577	—	23,977,577
Short-Term Investments
Commercial Paper	—	119,785,534	—	119,785,534
Repurchase Agreements	—	14,363,568	—	14,363,568
U.S. Government Agency Security	—	46,800,000	—	46,800,000
U.S. Government Agency Securities	—	24,513,969	—	24,513,969
U.S. Treasury Obligations	—	89,828,767	—	89,828,767

Total Assets	$1,860,829	$1,535,781,392	$—	$1,537,642,221

Liabilities:
Options Written
Call Options Written	$(222,188)	$—	$—	$(222,188)
Put Options Written	(138,921)	—	—	(138,921)

Total Liabilities	$(361,109)	$—	$—	$(361,109)

Total	$1,499,720	$1,535,781,392	$—	$1,537,281,112

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,829,369
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$14,829,369

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,522,451,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal		Value
	Amount		(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§		$49,295	$51,050
Ally Auto Receivables Trust,
Series 2018-3 A2
2.720%, 5/17/21		297,048	297,280
Ally Master Owner Trust,
Series 2018-3 A
2.347%, 7/15/22(l)		700,000	700,320
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A
2.990%, 6/20/22§		207,000	209,215
Series 2018-2A A
4.000%, 3/20/25§		365,000	388,671
B&M CLO Ltd.,
Series 2014-1A A1R
3.052%, 4/16/26(l)§		664,514	664,466
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	627,188
Chase Issuance Trust,
Series 2017-A1 A
2.328%, 1/15/22(l)		800,000	800,464
CIFC Funding Ltd.,
Series 2015-5A A1R
3.135%, 10/25/27(l)§		1,000,000	995,616
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§		30,771	30,774
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§		73,184	73,486
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		284,319	291,057
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.472%, 1/16/26(l)§		421,047	421,163
CVS Pass-Through Trust,
5.789%, 1/10/26§		219,678	239,215
Dorchester Park CLO DAC,
Series 2015-1A AR
3.178%, 4/20/28(l)§		800,000	797,278
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,121,523
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.064%, 5/28/28(l)§		$800,000	793,927
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/15/24§		1,000,000	995,762
Exeter Automobile Receivables Trust,
Series 2019-2A A
2.930%, 7/15/22§		272,342	273,397
Series 2019-3A B
2.580%, 8/15/23§		350,000	351,805
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.006%, 6/20/27(l)§		744,047	743,707
Flagship Credit Auto Trust,
Series 2016-4 D
3.890%, 11/15/22§		170,000	174,098
Series 2017-2 A
1.850%, 7/15/21§		5,658	5,656
Series 2017-3 A
1.880%, 10/15/21§		33,482	33,456
Series 2017-4 A
2.070%, 4/15/22§		47,576	47,523
Flagship VII Ltd.,
Series 2013-7A A1R
3.398%, 1/20/26(l)§		78,162	78,172
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§		412,000	412,016
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1
1.980%, 1/15/22		447,000	446,642
Series 2017-1 A1
2.070%, 5/15/22		400,000	399,738
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
2.408%, 3/15/23(l)§		1,000,000	1,000,433
Hertz Vehicle Financing II LP,
Series 2017-1A A
2.960%, 10/25/21§		420,000	422,654
Series 2019-1A A
3.710%, 3/25/23§		310,000	319,410
Series 2019-2A A
3.420%, 5/25/25§		330,000	340,275
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.993%, 7/15/26(l)§		291,444	291,463
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.153%, 1/17/28(l)§		1,000,000	993,955
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.157%, 5/15/28(l)§		800,000	800,260
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.203%, 4/15/28(l)§		1,000,000	992,195
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.822%, 8/20/24(l)§		819,792	813,810
Marlette Funding Trust,
Series 2017-3A B
3.010%, 12/15/24§		79,743	79,773
Series 2018-1A A
2.610%, 3/15/28§		20,085	20,088
Series 2018-3A A
3.200%, 9/15/28§		55,849	56,028
Series 2018-4A A
3.710%, 12/15/28§		132,747	133,980
Series 2019-3A A
2.690%, 9/17/29§		302,225	302,750
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.500%, 4/18/25(l)§		327,187	327,227
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
3.403%, 4/15/26(l)§		299,480	299,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	$800,000	$812,953
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.175%, 7/25/29(l)	351,466	353,540
SBA Tower Trust (REIT),
3.156%, 10/8/20§	351,000	352,586
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	14,691	14,689
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	24,911	24,971
Series 2016-3 A
3.050%, 12/26/25§	40,773	40,886
Series 2017-2 A
3.280%, 2/25/26§	57,690	58,187
Series 2017-3 A
2.770%, 5/25/26§	66,534	66,726
Series 2017-5 A2
2.780%, 9/25/26§	246,669	247,193
Series 2017-6 A2
2.820%, 11/25/26§	147,260	147,600
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	30,169	30,156
Series 2018-3 A2
3.670%, 8/25/27§	199,000	201,849
Series 2019-3 A
2.900%, 5/25/28§	277,998	279,766
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	402,645	403,556
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.299%, 6/15/25(l)§	207,559	207,734
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.453%, 1/17/26(l)§	395,146	396,028
Series 2013-1A A2R
3.473%, 1/17/26(l)§	395,146	393,439
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.118%, 4/20/28(l)§	600,000	597,173
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	17,533	18,156
Series 2004-20C 1
4.340%, 3/1/24	200,181	206,398
Series 2005-20B 1
4.625%, 2/1/25	19,762	20,604
Series 2008-20G 1
5.870%, 7/1/28	303,727	329,827
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.944%, 2/28/26(l)§	864,272	861,591
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.183%, 4/15/27(l)§	800,000	796,528
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.233%, 4/17/27(l)§	689,970	689,087
World Financial Network Credit Card Master Trust,
Series 2018-A A
3.070%, 12/16/24	515,000	521,319
Series 2018-B M
3.810%, 7/15/25	240,000	246,266
Series 2019-B M
3.040%, 4/15/26	250,000	251,820
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21	250,612	250,730

Total Asset-Backed Securities		28,480,026

Collateralized Mortgage Obligations (1.6%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.607%, 9/25/35(l)	99,143	95,226
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	690,296	658,135
Series 2005-J12 2A1
2.558%, 8/25/35(l)	558,413	372,786
Series 2006-OA22 A1
2.178%, 2/25/47(l)	141,802	137,808
Series 2006-OA6 1A2
2.228%, 7/25/46(l)	50,495	49,399
Series 2006-OC7 2A2A
2.188%, 7/25/46(l)	325,981	318,849
Series 2007-14T2 A1
6.000%, 7/25/37	493,673	359,758
Series 2007-OH1 A1D
2.228%, 4/25/47(l)	94,656	83,423
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.685%, 10/25/34(l)	3,263	3,264
Banc of America Funding Trust,
Series 2004-A 1A3
4.752%, 9/20/34(l)	35,876	37,112
Series 2006-H 4A2
4.429%, 9/20/46(l)	203,184	185,392
Series 2006-J 4A1
4.647%, 1/20/47(l)	12,277	11,907
BCAP LLC Trust,
Series 2011-RR8 2A1
3.807%, 8/26/37(l)§	43,196	43,189
Series 2014-RR5 1A3
2.595%, 1/26/36(l)§	190,419	188,796
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.201%, 9/25/35(l)	168,078	139,942
Series 2006-4 21A1
4.020%, 8/25/36(l)	60,758	54,034
Bear Stearns ARM Trust,
Series 2003-9 2A1
4.619%, 2/25/34(l)	40,434	41,689
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
2.178%, 12/25/46(l)	673,022	659,692
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.082%, 1/26/36(l)	78,242	69,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Bellemeade Re Ltd.,
Series 2018-2A M1B
3.368%, 8/25/28(l)§		$245,000	$245,435
Series 2019-3A M1B
3.618%, 7/25/29(l)§		170,392	170,566
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.803%, 8/25/34(l)		3,258	3,100
Series 2005-11 3A1
2.863%, 4/25/35(l)		96,490	88,705
Series 2005-2 1A1
2.658%, 3/25/35(l)		50,953	47,312
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
4.566%, 8/25/35(l)		15,319	15,582
Series 2009-7 5A2
5.500%, 12/25/35§		478,614	386,589
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		532,621	430,572
Eagle RE Ltd.,
Series 2018-1 M1
3.718%, 11/25/28(l)§		139,593	139,934
EMF-NL Prime BV,
Series 2008-APRX A2
0.437%, 4/17/41(l)(m)	EUR	242,190	248,938
Eurosail-UK plc,
Series 2007-4X A3
1.730%, 6/13/45(l)(m)	GBP	859,859	1,042,894
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2
4.218%, 9/25/24(l)		$123,987	125,614
Series 2015-DN1 M3
6.168%, 1/25/25(l)		186,375	193,303
Series 2015-DNA1 M2
3.868%, 10/25/27(l)		61,446	61,846
Series 2015-DNA2 M2
4.618%, 12/25/27(l)		110,900	111,428
Series 2015-DNA3 M2
4.868%, 4/25/28(l)		88,783	89,653
Series 2015-HQ2 M2
3.968%, 5/25/25(l)		152,900	154,176
Series 2015-HQA1 M2
4.668%, 3/25/28(l)		37,617	37,778
Series 2016-DNA1 M2
5.045%, 7/25/28(l)		97,244	97,902
Series 2016-DNA4 M2
3.318%, 3/25/29(l)		266,989	267,685
Series 2016-HQA1 M2
4.768%, 9/25/28(l)		74,008	74,358
Series 2016-HQA2 M2
4.268%, 11/25/28(l)		105,161	105,642
FNMA,
Series 2013-C01 M2
7.268%, 10/25/23(l)		170,046	188,007
Series 2014-C04 1M2
6.918%, 11/25/24(l)		243,266	265,520
Series 2014-C04 2M2
7.018%, 11/25/24(l)		179,128	191,510
Series 2015-C01 2M2
6.568%, 2/25/25(l)		74,625	77,409
Series 2016-C01 2M2
8.968%, 8/25/28(l)		252,078	272,764
Series 2016-C03 1M1
4.018%, 10/25/28(l)		21,425	21,488
Series 2016-C04 1M1
3.468%, 1/25/29(l)		21,205	21,238
GNMA,
Series 2015-H20 FB
2.828%, 8/20/65(l)		607,605	607,014
Series 2016-H11 F
3.029%, 5/20/66(l)		670,945	675,493
Series 2016-H15 FA
3.029%, 7/20/66(l)		853,032	858,687
Series 2017-H10 FB
3.629%, 4/20/67(l)		1,665,657	1,694,268
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		625,589	506,717
Series 2005-AR6 2A1
4.480%, 9/25/35(l)		89,192	91,605
Series 2006-2F 2A13
5.750%, 2/25/36		2	1
Series 2006-AR2 2A1
4.153%, 4/25/36(l)		114,480	101,874
Series 2007-AR1 2A1
4.120%, 3/25/47(l)		304,032	269,859
HarborView Mortgage Loan Trust,
Series 2006-13 A
2.237%, 11/19/46(l)		87,556	74,689
Hawksmoor Mortgages,
Series 2019-1A A
1.762%, 5/25/53(l)§	GBP	3,100,000	3,813,572
Impac CMB Trust,
Series 2003-8 2A1
2.918%, 10/25/33(l)		$2,624	2,644
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
2.288%, 7/25/35(l)		297,588	246,358
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.889%, 8/25/35(l)		503,911	456,248
Series 2006-AR39 A1
2.198%, 2/25/37(l)		746,415	728,506
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.128%, 8/25/34(l)		64,346	64,803
Series 2007-A1 3A3
4.508%, 7/25/35(l)		76,586	79,148
Series 2007-S3 1A90
7.000%, 8/25/37		64,759	54,833
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.288%, 6/14/40(l)(m)		824,445	800,488
Lehman XS Trust,
Series 2006-4N A1C1
2.248%, 4/25/46(l)		135,307	135,010
Ludgate Funding plc,
Series 2007-1 A2A
0.940%, 1/1/61(l)(m)	GBP	782,880	897,736
Series 2008-W1X A1
1.380%, 1/1/61(l)(m)		116,987	139,214
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.531%, 12/25/32(l)		$20,698	21,027
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
2.248%, 4/25/36(l)		446,538	430,259
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.345%, 12/26/35(l)§		425,126	422,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Oaktown Re III Ltd.,
Series 2019-1A M1B
3.968%, 7/25/29(l)§	$160,794	$161,143
PMT Credit Risk Transfer Trust,
Series 2019-1R A
4.140%, 3/27/24(l)§	116,700	116,656
Series 2019-2R A
4.889%, 5/27/23(l)§	139,692	140,170
Radnor RE Ltd.,
Series 2019-1 M1B
3.968%, 2/25/29(l)§	235,000	235,994
Series 2019-2 M1B
3.768%, 6/25/29(l)§	250,000	249,722
RALI Trust,
Series 2005-QO2 A1
3.806%, 9/25/45(l)	425,609	400,186
Series 2006-QA6 A1
2.208%, 7/25/36(l)	769,082	725,343
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
2.358%, 1/25/36(l)§	370,083	360,077
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36	17,751	12,147
Series 2006-A12 A1
6.250%, 11/25/36	188,111	120,260
Sequoia Mortgage Trust,
Series 10 2A1
2.804%, 10/20/27(l)	3,763	3,658
Series 2003-4 2A1
2.394%, 7/20/33(l)	23,288	22,924
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.307%, 7/19/35(l)	92,898	92,321
Series 2006-AR3 11A1
2.228%, 4/25/36(l)	628,451	624,215
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.601%, 11/25/36(l)	528,380	508,758
Series 2006-AR9 1A
3.446%, 8/25/46(l)	179,389	167,526

Total Collateralized Mortgage Obligations		25,800,909

Commercial Mortgage-Backed Securities (2.2%)
Ashford Hospitality Trust,
Series 2018-ASHF A
2.927%, 4/15/35(l)§	250,103	249,713
Series 2018-KEYS A
3.027%, 5/15/35(l)§	350,000	349,558
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.027%, 11/15/33(l)§	565,000	565,167
BHMS Mortgage Trust,
Series 2018-ATLS A
3.278%, 7/15/35(l)§	267,464	267,466
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
2.847%, 6/15/35(l)§	300,000	298,493
BX Commercial Mortgage Trust,
Series 2019-IMC A
3.027%, 4/15/34(l)§	205,649	205,774
BX Trust,
Series 2018-EXCL A
3.115%, 9/15/37(l)§	290,364	289,832
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50(l)	470,000	505,562
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	659,312
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	235,000	243,032
Series 2015-GC27 A5
3.137%, 2/10/48	596,977	622,977
Series 2016-C1 A4
3.209%, 5/10/49	606,000	638,814
Commercial Mortgage Trust,
Series 2012-CR5 E
4.461%, 12/10/45(l)§	250,000	243,310
Series 2013-SFS A1
1.873%, 4/12/35§	127,254	126,766
Series 2014-UBS4 A5
3.694%, 8/10/47	495,000	523,877
Series 2015-CR23 A4
3.497%, 5/10/48	300,000	318,593
Series 2015-CR26 ASB
3.373%, 10/10/48	3,000,000	3,121,913
Series 2015-DC1 A5
3.350%, 2/10/48	400,000	419,844
Series 2016-COR1 ASB
2.972%, 10/10/49	1,500,000	1,548,696
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57	121,432	128,615
Series 2015-C3 A4
3.718%, 8/15/48	302,887	324,677
Series 2015-C4 A4
3.808%, 11/15/48	400,000	432,259
DBWF Mortgage Trust,
Series 2018-GLKS A
3.087%, 11/19/35(l)§	203,119	203,188
Great Wolf Trust,
Series 2017-WOLF A
2.878%, 9/15/34(l)§	289,000	288,911
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	508,246	508,092
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	800,000	805,840
Series 2019-BOCA A
3.228%, 6/15/38(l)§	303,566	303,748
Series 2019-SMP A
3.290%, 8/15/32(l)§	300,000	299,997
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,673,097
Series 2012-GC6 B
5.840%, 1/10/45(l)§	230,000	244,868
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	519,328
Series 2014-GC18 C
5.157%, 1/10/47(l)	350,000	352,606
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	1,027,656
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	567,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D
5.786%, 11/15/43(l)§	$330,600	$334,203
Series 2012-C6 E
5.319%, 5/15/45(l)§	189,221	180,688
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	411,082
Series 2012-C8 C
4.759%, 10/15/45(l)§	405,000	420,682
Series 2012-LC9 E
4.547%, 12/15/47(l)§	455,400	451,148
Series 2018-LAQ A
3.027%, 6/15/32(l)§	959,920	959,031
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	544,752
Series 2014-C22 XA
1.005%, 9/15/47 IO(l)	7,287,010	253,231
Series 2015-C31 A3
3.801%, 8/15/48	329,944	357,188
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.224%, 9/15/50 IO(l)	2,303,581	141,858
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	272,764
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48	400,000	420,577
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	834,223
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	163,915
Series 2014-CPT B
3.560%, 7/13/29(l)§	800,000	811,421
Series 2015-XLF2 SNMA
3.978%, 11/15/26(l)§	131,298	131,240
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,617,115
Starwood Retail Property Trust,
Series 2014-STAR A
3.247%, 11/15/27(l)§	513,860	512,798
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	455,728
Series 2018-C8 A4
3.983%, 2/15/51	335,000	371,634
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	572,215
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	473,824
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.457%, 11/15/49(l)	275,000	291,834
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C
4.110%, 6/15/46(l)	265,000	270,918
Series 2014-C25 A5
3.631%, 11/15/47	400,000	425,578

Total Commercial Mortgage-Backed Securities		36,558,628

Corporate Bonds (13.8%)
Communication Services (0.9%)
Diversified Telecommunication Services (0.4%)
Altice France SA
7.375%, 5/1/26§	500,000	536,105
AT&T, Inc.
3.400%, 6/15/22(e)	76,000	78,267
3.600%, 2/17/23	150,000	156,425
3.400%, 5/15/25	625,000	650,973
3.600%, 7/15/25	320,000	337,078
4.125%, 2/17/26	313,000	336,387
4.350%, 3/1/29	1,115,000	1,231,413
4.550%, 3/9/49	190,000	204,927
CCO Holdings LLC
5.500%, 5/1/26§	173,000	180,984
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	1,100,000	1,099,990
Telstra Corp. Ltd.
4.800%, 10/12/21§	800,000	839,355
Verizon Communications, Inc.
4.862%, 8/21/46	168,000	204,729
5.012%, 4/15/49	210,000	262,531

		6,119,164

Media (0.4%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	1,025,000
Altice Finco SA
7.625%, 2/15/25§	200,000	207,250
Altice Luxembourg SA
7.625%, 2/15/25§	500,000	519,525
Charter Communications Operating LLC
4.464%, 7/23/22	800,000	841,520
4.908%, 7/23/25	1,600,000	1,750,144
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	127,080
CSC Holdings LLC
6.750%, 11/15/21	65,000	70,118
5.375%, 2/1/28§	500,000	525,000
Diamond Sports Group LLC
5.375%, 8/15/26§	106,000	109,742
Time Warner Cable LLC
5.000%, 2/1/20	867,000	869,800
4.500%, 9/15/42	290,000	283,838

		6,329,017

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc.
7.000%, 8/15/20	800,000	825,768
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§	400,000	402,000
4.738%, 3/20/25§	340,000	360,149
Vodafone Group plc
3.750%, 1/16/24	800,000	841,597

		2,429,514

Total Communication Services		14,877,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Discretionary (0.5%)
Auto Components (0.0%)
Panther BF Aggregator 2 LP
4.375%, 5/15/26§	EUR	175,000	$194,346

Automobiles (0.4%)
Daimler Finance North America LLC
1.750%, 10/30/19§		$500,000	499,849
2.250%, 3/2/20§		775,000	775,368
3.100%, 5/4/20§		800,000	803,892
2.550%, 8/15/22§		1,000,000	1,003,783
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§		800,000	800,050
(ICE LIBOR USD 3 Month + 0.77%), 2.946%, 11/13/20(k)§		700,000	702,758
3.875%, 11/13/20§		700,000	711,376
(ICE LIBOR USD 3 Month + 0.94%), 3.121%, 11/12/21(k)§		700,000	703,887
4.000%, 11/12/21§		700,000	722,527

			6,723,490

Hotels, Restaurants & Leisure (0.0%)
Starbucks Corp.
4.500%, 11/15/48		115,000	133,345

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.600%, 7/15/22		700,000	706,814
Expedia Group, Inc.
3.800%, 2/15/28		281,000	293,322

			1,000,136

Total Consumer Discretionary			8,051,317

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		445,000	581,838
Bacardi Ltd.
4.450%, 5/15/25§		800,000	855,663
Constellation Brands, Inc.
2.250%, 11/6/20		1,000,000	998,756
Keurig Dr Pepper, Inc.
3.551%, 5/25/21		800,000	816,658
Pernod Ricard SA
4.250%, 7/15/22§		900,000	946,153

			4,199,068

Food & Staples Retailing (0.0%)
Woolworths Group Ltd.
4.550%, 4/12/21§		600,000	617,597

Food Products (0.2%)
BRF GmbH
4.350%, 9/29/26(m)		225,000	222,820
Campbell Soup Co.
3.300%, 3/15/21		1,000,000	1,013,618
Danone SA
2.589%, 11/2/23§		900,000	911,593
Kraft Heinz Foods Co.
3.950%, 7/15/25		26,000	27,121
3.750%, 4/1/30§		194,000	195,768
Minerva Luxembourg SA
5.875%, 1/19/28(m)		200,000	201,281
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§		700,000	698,448
Tyson Foods, Inc.
3.950%, 8/15/24		277,000	297,262
4.000%, 3/1/26		38,000	41,070

			3,608,981

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25		227,000	236,872

Tobacco (0.3%)
BAT Capital Corp.
2.764%, 8/15/22		1,000,000	1,008,093
3.215%, 9/6/26		348,000	343,626
BAT International Finance plc
3.250%, 6/7/22§		600,000	612,309
3.500%, 6/15/22§		600,000	616,177
Imperial Brands Finance plc
2.950%, 7/21/20§		700,000	702,885
3.125%, 7/26/24§		800,000	801,222
Reynolds American, Inc.
6.875%, 5/1/20		160,000	164,134

			4,248,446

Total Consumer Staples			12,910,964

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		190,000	194,628
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		86,947	85,887
7.350%, 12/1/26 PIK(m)		222,521	130,581
7.350%, 12/1/26 PIK§		556	332
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		151,201	148,649
7.720%, 12/1/26 PIK(m)		644,450	164,599
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon), 12/31/64(y)§		207,137	1,036
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	110,240

			835,952

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.
5.125%, 12/1/22		47,000	41,301
Cenovus Energy, Inc.
5.700%, 10/15/19		33,462	33,500
3.000%, 8/15/22(x)		225,000	225,592
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	250,445
4.500%, 4/15/24		87,000	92,914
4.750%, 1/15/26		325,000	354,140
Eni SpA
4.250%, 5/9/29§		325,000	356,481
Enterprise Products Operating LLC
2.550%, 10/15/19		500,000	500,008
3.700%, 2/15/26		382,000	406,956
Hess Corp.
4.300%, 4/1/27		300,000	312,387
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	201,199
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	383,676
Marathon Oil Corp.
3.850%, 6/1/25		210,000	218,378
Marathon Petroleum Corp.
5.125%, 12/15/26		150,000	168,492
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	922,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Newfield Exploration Co.
5.625%, 7/1/24		$155,000	$170,957
Noble Energy, Inc.
4.150%, 12/15/21		132,000	135,953
3.900%, 11/15/24		234,000	245,222
3.850%, 1/15/28		307,000	318,444
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	468,479
2.900%, 8/15/24		280,000	282,111
3.200%, 8/15/26		47,000	47,263
ONEOK, Inc.
4.000%, 7/13/27		21,000	21,947
4.350%, 3/15/29		208,000	222,543
Pertamina Persero PT
6.450%, 5/30/44(m)		225,000	289,547
Petrobras Global Finance BV
6.125%, 1/17/22		272,000	291,227
Petroleos Mexicanos
6.750%, 9/21/47		188,000	180,292
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.732%, 2/26/21(k)		1,000,000	1,001,235
Plains All American Pipeline LP
2.850%, 1/31/23		397,000	397,036
3.850%, 10/15/23		175,000	180,250
3.600%, 11/1/24		314,000	320,672
Rio Oil Finance Trust Series 2014-1
9.250%, 7/6/24§		298,075	329,373
9.250%, 7/6/24(m)		298,075	329,373
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		600,000	620,963
5.625%, 3/1/25		133,000	149,312
5.000%, 3/15/27		218,000	239,932
Sunoco LP
4.875%, 1/15/23		211,000	216,275
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	158,220
Western Midstream Operating LP
4.500%, 3/1/28		100,000	96,509
4.750%, 8/15/28		64,000	62,803
Williams Cos., Inc. (The)
4.125%, 11/15/20		172,000	175,283
4.500%, 11/15/23		675,000	724,777

			12,143,742

Total Energy			12,979,694

Financials (6.4%)
Banks (3.9%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25(k)§		330,000	343,696
Australia & New Zealand Banking Group Ltd.
4.400%, 5/19/26§		240,000	255,895
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	1,700,000	352,054
Banco Santander SA
3.500%, 4/11/22		$200,000	205,284
5.179%, 11/19/25		200,000	219,996
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 3.283%, 4/24/23(k)		600,000	604,400
4.100%, 7/24/23		900,000	960,501
4.125%, 1/22/24		1,700,000	1,829,538
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		800,000	830,384
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	93,657
Series L
3.950%, 4/21/25		850,000	900,349
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)		129,000	143,230
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	87,479
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	256,808
Barclays Bank plc
7.625%, 11/21/22		900,000	987,750
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	59,043
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.291%, 8/10/21(k)		1,300,000	1,325,385
3.684%, 1/10/23		925,000	934,864
(ICE LIBOR USD 3 Month + 1.43%), 3.588%, 2/15/23(k)		700,000	700,534
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)		900,000	933,662
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	495,965
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	209,025
3.250%, 2/12/27(m)	GBP	500,000	639,883
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)		$200,000	208,520
BB&T Corp.
2.625%, 6/29/20		145,000	145,500
BBVA USA
5.500%, 4/1/20		543,000	551,401
2.875%, 6/29/22		410,000	413,932
BNP Paribas SA
2.375%, 5/21/20		200,000	200,593
4.375%, 9/28/25§		200,000	211,820
Citibank NA
3.050%, 5/1/20		1,100,000	1,105,530
2.850%, 2/12/21		500,000	505,452
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)		1,000,000	1,010,074
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 3.236%, 4/25/22(k)(x)		2,100,000	2,122,254
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	119,784
3.875%, 3/26/25		722,000	759,024
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)		225,000	228,780
Commonwealth Bank of Australia
2.250%, 3/10/20§		346,000	346,312
2.300%, 3/12/20		250,000	250,226
4.500%, 12/9/25§		240,000	258,492
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	673,604
(ICE LIBOR USD 3 Month + 0.43%), 2.697%, 4/26/21(k)		$800,000	802,752
4.375%, 8/4/25		445,000	480,479
Credit Agricole SA
2.750%, 6/10/20§		250,000	251,205
3.375%, 1/10/22§		320,000	326,763
3.750%, 4/24/23§		800,000	835,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		$800,000	$830,496
3.800%, 6/9/23		255,000	266,339
3.750%, 3/26/25		1,800,000	1,886,553
Danske Bank A/S
5.375%, 1/12/24§		800,000	877,550
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§		335,000	337,345
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,419,649
Discover Bank
4.200%, 8/8/23		800,000	851,464
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	261,122
HSBC Bank USA NA
4.875%, 8/24/20		250,000	256,087
HSBC Holdings plc
4.250%, 3/14/24		200,000	209,964
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		201,000	215,288
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	209,740
Intesa Sanpaolo SpA Series XR
3.250%, 9/23/24§		800,000	798,524
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.61%), 2.755%, 6/18/22(k)		1,000,000	1,002,535
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		1,000,000	1,021,736
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		400,000	414,166
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		263,000	281,204
Series FF
(SOFR + 3.38%), 5.000%, 8/1/24(k)(y)		234,000	240,203
Series V
(ICE LIBOR USD 3 Month + 3.32%), 5.639%, 1/1/20(k)(y)		300,000	300,750
KeyBank NA
2.250%, 3/16/20		250,000	250,196
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	405,310
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.408%, 3/7/25(k)	AUD	1,100,000	725,432
4.000%, 3/7/25		1,300,000	939,952
4.450%, 5/8/25		$800,000	860,222
4.582%, 12/10/25		332,000	347,791
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	288,344
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.878%, 3/2/23(k)		800,000	800,898
3.455%, 3/2/23		1,000,000	1,036,002
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	946,479
MUFG Bank Ltd.
2.300%, 3/5/20§		200,000	200,142
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	250,971
3.625%, 6/20/23		800,000	841,301
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.574%, 5/17/21(k)§		800,000	800,792
PNC Bank NA
2.600%, 7/21/20		250,000	250,965
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		260,000	277,771
3.875%, 9/12/23		800,000	825,442
Santander Holdings USA, Inc.
4.400%, 7/13/27		405,000	431,989
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	804,710
3.571%, 1/10/23		331,000	335,650
Santander UK plc
5.000%, 11/7/23§		795,000	843,867
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.554%, 5/17/21(k)§		800,000	802,793
3.250%, 5/17/21§		800,000	814,031
Societe Generale SA
4.250%, 9/14/23§		800,000	847,078
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	211,500
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§		800,000	826,580
5.200%, 1/26/24§		200,000	214,621
(ICE LIBOR USD 3 Month + 1.51%), 3.776%, 1/30/27(k)(y)§		200,000	161,700
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	998,537
Svenska Handelsbanken AB
3.350%, 5/24/21		800,000	815,641
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		1,000,000	1,012,346
4.125%, 9/24/25§		220,000	237,102
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,856,790
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	182,115
US Bank NA
3.150%, 4/26/21		1,000,000	1,018,101
Wells Fargo & Co.
3.069%, 1/24/23		318,000	323,832
(ICE LIBOR USD 3 Month + 1.23%), 3.485%, 10/31/23(k)		1,600,000	1,626,411
3.750%, 1/24/24		314,000	331,461
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 2.788%, 10/22/21(k)		600,000	601,974
3.550%, 8/14/23		900,000	944,118

			63,148,801

Capital Markets (1.0%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	703,183
Series E
(ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20(k)(y)		309,000	312,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		$800,000	$792,295
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		900,000	909,711
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	1,052,610
Deutsche Bank AG
3.150%, 1/22/21		800,000	798,404
3.300%, 11/16/22		1,100,000	1,089,505
3.950%, 2/27/23		1,000,000	1,013,810
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21		234,000	234,242
5.750%, 1/24/22		310,000	334,034
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)		1,100,000	1,112,129
3.200%, 2/23/23		800,000	821,980
3.850%, 7/8/24		315,000	333,382
3.750%, 5/22/25		234,000	247,599
Series D
6.000%, 6/15/20		243,000	249,440
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		92,000	90,372
ING Bank NV
5.800%, 9/25/23§		385,000	426,992
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)		231,000	253,883
Morgan Stanley
2.500%, 4/21/21		1,000,000	1,005,231
(ICE LIBOR USD 3 Month + 1.18%), 3.458%, 1/20/22(k)		700,000	706,781
5.000%, 11/24/25		300,000	335,888
3.125%, 7/27/26		800,000	825,820
4.350%, 9/8/26		891,000	967,229
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)		30,000	30,416
S&P Global, Inc.
4.400%, 2/15/26		316,000	354,688
UBS AG
2.450%, 12/1/20§		900,000	903,722
7.625%, 8/17/22		960,000	1,081,885

			16,987,321

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.300%, 1/23/23		800,000	815,201
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.053%, 1/15/67(k)§		1,070,000	572,771
American Express Co.
3.375%, 5/17/21		800,000	812,087
3.400%, 2/27/23		1,000,000	1,038,148
Series C
(ICE LIBOR USD 3 Month + 3.29%), 4.900%, 3/15/20(k)(y)		125,000	125,000
Capital One Financial Corp.
3.300%, 10/30/24		398,000	411,458
Ford Motor Credit Co. LLC
2.459%, 3/27/20		800,000	799,048
2.425%, 6/12/20		800,000	797,200
3.200%, 1/15/21		1,700,000	1,702,550
5.875%, 8/2/21		236,000	246,950
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.233%, 4/13/20(k)		900,000	901,339
3.200%, 7/13/20		1,100,000	1,105,835
3.550%, 7/8/22		800,000	815,453
5.100%, 1/17/24		243,000	261,414
4.000%, 1/15/25		55,000	56,365
4.300%, 7/13/25		70,000	72,242
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§		800,000	798,521
2.400%, 6/15/20§		600,000	599,086
3.550%, 5/21/21§		800,000	810,870
Navient Corp.
6.625%, 7/26/21		260,000	274,788
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	749,000
Synchrony Financial
4.500%, 7/23/25		326,000	348,466

			14,113,792

Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		275,723	282,699
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	600,000	664,007
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		$365,000	371,876
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23(m)	GBP	600,000	815,020
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)		$700,000	703,500
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.479%, 6/30/21(k)		100,000	100,370
NTT Finance Corp.
1.900%, 7/21/21(m)		600,000	597,302
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	79,722
Synchrony Bank
3.650%, 5/24/21		1,000,000	1,019,934
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	95,550
Waha Aerospace BV
3.925%, 7/28/20§		111,500	111,918

			4,841,898

Insurance (0.3%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.104%, 2/12/23(k)§		1,330,951	1,348,387
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,042,566
Jackson National Life Global Funding
2.375%, 9/15/22§		900,000	904,602
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	251,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		$100,000	$173,394
New York Life Global Funding
1.950%, 2/11/20§		433,000	432,876
2.900%, 1/17/24§		900,000	923,966

			5,077,311

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	1,026,506
4.000%, 9/14/26§		435,000	443,942

			1,470,448

Total Financials			105,639,571

Health Care (0.7%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22		800,000	815,304
Biogen, Inc.
4.050%, 9/15/25		360,000	390,777
Celgene Corp.
2.875%, 2/19/21		800,000	806,867
2.250%, 8/15/21		900,000	901,107
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	416,153

			3,330,208

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	95,178
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		900,000	903,009
2.700%, 4/1/20		171,000	171,218

			1,169,405

Health Care Providers & Services (0.1%)
Cigna Corp.
3.750%, 7/15/23		105,000	109,605
4.125%, 11/15/25		124,000	133,102
4.375%, 10/15/28		165,000	180,212
CVS Health Corp.
3.700%, 3/9/23		900,000	936,403
4.100%, 3/25/25		205,000	219,070
4.300%, 3/25/28		205,000	221,532
3.250%, 8/15/29		88,000	88,393
HCA, Inc.
5.250%, 6/15/26		47,000	52,309
5.375%, 9/1/26		186,000	203,893

			2,144,519

Pharmaceuticals (0.3%)
Allergan Funding SCS
3.450%, 3/15/22		1,000,000	1,026,904
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	416,695
4.250%, 12/15/25§		1,000,000	1,066,214
Bayer US Finance LLC
2.375%, 10/8/19§		258,000	257,999
Mylan NV
3.750%, 12/15/20		600,000	609,509
3.950%, 6/15/26		325,000	335,661
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§		390,000	420,145
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23(m)	EUR	600,000	547,291
Zoetis, Inc.
3.450%, 11/13/20		$152,000	154,153

			4,834,571

Total Health Care			11,478,703

Industrials (1.0%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	272,025
Rockwell Collins, Inc.
2.800%, 3/15/22		800,000	810,487
Textron, Inc.
3.875%, 3/1/25		100,000	105,828
TransDigm, Inc.
6.250%, 3/15/26§		127,000	136,080
United Technologies Corp.
3.950%, 8/16/25		301,000	329,650

			1,654,070

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20		950,000	950,855
3.625%, 3/15/22		800,000	822,240

			1,773,095

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		1,100,000	1,101,110
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	1,070,387

			2,171,497

Industrial Conglomerates (0.1%)
Alfa SAB de CV
5.250%, 3/25/24§		235,000	253,330
General Electric Co.
0.875%, 5/17/25	EUR	310,000	339,771

			593,101

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21		$600,000	620,410
3.875%, 10/15/21		500,000	513,009
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)		1,000,000	1,005,713

			2,139,132

Road & Rail (0.2%)
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36(x)§		200,000	213,063
Penske Truck Leasing Co. LP
3.200%, 7/15/20§		500,000	503,049
3.375%, 2/1/22§		800,000	815,278
4.875%, 7/11/22§		750,000	798,736
Rumo Luxembourg Sarl
5.875%, 1/18/25§		255,000	269,583

			2,599,709

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
5.125%, 3/15/21		900,000	931,855
BOC Aviation Ltd.
2.750%, 9/18/22§		100,000	99,972
3.500%, 10/10/24§		700,000	719,252
International Lease Finance Corp.
5.875%, 8/15/22		500,000	548,541
Mitsubishi Corp.
2.625%, 7/14/22(m)		800,000	805,987

			3,105,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	$245,000	$250,512
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 3.144%, 5/28/21(k)(m)	1,600,000	1,613,312

		1,863,824

Total Industrials		15,900,035

Information Technology (0.7%)
Communications Equipment (0.0%)
CommScope, Inc.
5.500%, 3/1/24§	82,000	84,024
6.000%, 3/1/26§	110,000	113,691

		197,715

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	814,687

IT Services (0.1%)
PayPal Holdings, Inc.
2.400%, 10/1/24	1,000,000	1,005,343
Total System Services, Inc.
4.000%, 6/1/23	139,000	146,154

		1,151,497

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp.
3.625%, 1/15/24	64,000	65,341
3.875%, 1/15/27	877,000	877,336
Broadcom, Inc.
3.625%, 10/15/24§	930,000	946,071
4.250%, 4/15/26§	147,000	151,602
KLA Corp.
4.650%, 11/1/24	312,000	343,491
Lam Research Corp.
2.800%, 6/15/21	133,000	134,204
Microchip Technology, Inc.
3.922%, 6/1/21	900,000	916,646
Micron Technology, Inc.
4.975%, 2/6/26	700,000	751,678
NXP BV
4.625%, 6/15/22§	800,000	838,164

		5,024,533

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	999,962
VMware, Inc.
2.950%, 8/21/22	800,000	810,822

		1,810,784

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§	1,247,000	1,288,508
5.450%, 6/15/23§	800,000	874,051
6.020%, 6/15/26§	190,000	213,474
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	279,000	279,000
Seagate HDD Cayman
4.750%, 1/1/25	84,000	86,648
Western Digital Corp.
4.750%, 2/15/26	271,000	278,913

		3,020,594

Total Information Technology		12,019,810

Materials (0.3%)
Chemicals (0.3%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	201,700
DuPont de Nemours, Inc.
4.205%, 11/15/23	230,000	246,318
4.493%, 11/15/25	230,000	254,479
Eastman Chemical Co.
3.800%, 3/15/25	110,000	115,244
Incitec Pivot Finance LLC
6.000%, 12/10/19§	700,000	704,487
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	800,000	809,128
LYB International Finance BV
4.000%, 7/15/23	345,000	362,935
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22§	225,000	236,109
Syngenta Finance NV
3.698%, 4/24/20§	900,000	899,001
4.441%, 4/24/23§	700,000	731,241

		4,560,642

Metals & Mining (0.0%)
Glencore Funding LLC
4.125%, 5/30/23§	137,000	143,514

Paper & Forest Products (0.0%)
Suzano Austria GmbH
6.000%, 1/15/29	243,000	262,319

Total Materials		4,966,475

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	1,036,306
Boston Properties LP (REIT)
3.400%, 6/21/29	800,000	836,755
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	800,000	837,132
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	500,000	499,707
4.875%, 4/15/22	656,000	696,179
3.700%, 6/15/26	800,000	852,125
EPR Properties (REIT)
4.500%, 4/1/25	800,000	845,075
GLP Capital LP (REIT)
5.250%, 6/1/25	600,000	660,618
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	800,000	824,688
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23	12,000	12,508
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,700,000	1,828,696
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	800,000	843,576
Service Properties Trust (REIT)
4.950%, 10/1/29	800,000	792,722
Simon Property Group LP (REIT)
2.450%, 9/13/29	800,000	782,452
Spirit Realty LP (REIT)
3.400%, 1/15/30	800,000	792,702
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25	800,000	865,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)(x)		$400,000	$390,620
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	808,506
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	245,164

			14,450,905

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	805,303
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	490,956	777,419

			1,582,722

Total Real Estate			16,033,627

Utilities (0.7%)
Electric Utilities (0.6%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20(m)		$800,000	801,133
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21(k)§		800,000	803,204
3.050%, 8/15/22		600,000	614,734
3.750%, 4/15/24		600,000	635,481
Electricite de France SA
2.350%, 10/13/20§		900,000	903,066
Enel Chile SA
4.875%, 6/12/28		226,000	252,061
Entergy Arkansas LLC
3.750%, 2/15/21		1,530,000	1,556,150
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	916,436
Series H
3.342%, 9/1/20		1,000,000	1,010,649
Southern Co. (The)
2.350%, 7/1/21		1,000,000	1,001,897
Terraform Global Operating LLC
6.125%, 3/1/26§		70,000	71,750

			8,566,561

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	829,290
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	1,031,565

			1,860,855

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC
2.950%, 1/15/20		259,000	259,300

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	315,771

Total Utilities			11,002,487

Total Corporate Bonds			225,860,378

Foreign Government Securities (2.4%)
Abu Dhabi Government Bond
2.125%, 9/30/24§		425,000	422,344
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	216,431
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,520,692
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	811,050
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	934,142
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	170,804,670	1,641,107
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,342,011
Kingdom of Spain
0.600%, 10/31/29(m)	EUR	2,100,000	2,394,247
1.850%, 7/30/35(m)		1,600,000	2,082,694
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 51.864%, 4/12/25(k)(m)(r)	ARS	240,000	1,283
Republic of Argentina
(ARLLMONP + 0.00%), 81.781%, 6/21/20(k)(r)		660,000	4,746
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 55.469%, 4/3/22(k)(r)		150,000	996
Republic of Panama
9.375%, 4/1/29		$190,000	291,591
Republic of South Africa
8.000%, 1/31/30	ZAR	2,091,127	128,879
State of Qatar
4.500%, 4/23/28§		$900,000	1,024,875
5.103%, 4/23/48§		800,000	1,023,750
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		1,400,000	1,419,098
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	11,216,380

Total Foreign Government Securities			38,476,316

Loan Participation (0.2%)
Industrials (0.2%)
Trading Companies & Distributors (0.2%)
Delos Finance SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 3.854%, 10/6/23(k)		2,500,000	2,507,292

Total Industrials			2,507,292

Total Loan Participation			2,507,292

Mortgage-Backed Securities (11.0%)
FHLMC
4.665%, 11/1/31(l)		2,821	2,948
5.500%, 1/1/35		58,484	65,239
5.500%, 7/1/35		41,878	46,725
4.000%, 7/1/44		444,750	475,392
4.000%, 2/1/46		577,615	617,772
4.000%, 7/1/48		165,537	172,338
4.000%, 8/1/48		598,758	631,777
4.000%, 9/1/48		654,049	680,920
4.500%, 10/1/48		523,964	561,992
4.000%, 11/1/48		246,985	260,857
4.500%, 11/1/48		1,273,355	1,366,668
5.000%, 11/1/48		355,928	385,480
4.000%, 12/1/48		441,683	466,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
FNMA
4.727%, 1/1/28(l)	$14,989	$15,453
2.394%, 3/1/33(l)	19,204	19,192
4.523%, 1/1/36(l)	197,829	206,403
4.572%, 2/1/37(l)	56,127	58,407
4.521%, 12/1/40(l)	4,971	5,154
GNMA
3.750%, 7/20/27(l)	1,097	1,116
3.000%, 5/15/43	283,985	293,124
3.000%, 7/15/45	665,987	686,171
3.000%, 5/20/46	521,703	537,701
3.000%, 10/15/49 TBA	1,300,000	1,333,820
3.500%, 10/15/49 TBA	1,000,000	1,039,765
5.000%, 10/15/49 TBA	9,500,000	10,014,336
3.000%, 11/15/49 TBA	1,800,000	1,845,351
3.500%, 11/15/49 TBA	7,900,000	8,180,512
4.000%, 11/15/49 TBA	25,500,000	26,509,043
UMBS
9.000%, 8/1/26	703	777
2.500%, 5/1/30	13,851	14,034
2.500%, 8/1/31	483,744	489,365
2.500%, 11/1/31	832,147	841,555
2.500%, 12/1/31	272,769	275,853
2.500%, 1/1/32	613,484	620,421
2.500%, 2/1/32	25,005	25,288
5.500%, 4/1/33	52,173	58,073
5.500%, 7/1/33	52,145	58,018
5.500%, 4/1/34	27,816	31,027
5.500%, 5/1/34	19,509	21,762
5.500%, 11/1/34	81,549	91,235
5.500%, 2/1/35	301,095	336,318
4.500%, 8/1/35	23,223	25,061
5.000%, 10/1/35	24,066	26,509
5.000%, 7/1/36	28,369	31,245
4.500%, 7/1/37	8,458	9,130
4.500%, 8/1/37	10,258	11,088
4.500%, 4/1/38	79,167	85,986
4.500%, 2/1/39	358,755	388,624
4.500%, 3/1/39	408,150	442,132
4.500%, 4/1/39	225,406	244,172
4.500%, 5/1/39	3,959	4,289
4.500%, 6/1/39	36,750	39,810
4.500%, 7/1/39	370,224	401,048
5.000%, 12/1/39	79,360	87,392
4.500%, 1/1/40	41,293	44,705
4.000%, 12/1/40	264,616	282,856
4.500%, 3/1/41	36,218	39,143
4.500%, 5/1/41	4,314	4,691
4.500%, 7/1/41	3,324	3,591
4.500%, 9/1/42	135,297	146,477
4.500%, 11/1/42	53,022	57,437
4.000%, 10/1/43	1,035,640	1,102,820
3.000%, 5/1/45	122,704	125,886
3.000%, 8/1/45	959,922	984,814
3.500%, 9/1/47	864,111	893,326
3.500%, 11/1/47	605,974	626,462
3.500%, 12/1/47	1,131,393	1,169,645
3.500%, 2/1/48	2,666,575	2,753,399
3.500%, 3/1/48	1,940,763	2,028,214
3.500%, 4/1/48	1,736,710	1,808,453
3.500%, 5/1/48	1,411,836	1,475,453
4.000%, 8/1/48	390,783	412,347
4.000%, 9/1/48	770,472	812,506
4.500%, 9/1/48	1,560,291	1,672,644
4.000%, 12/1/48	410,697	433,135
4.000%, 6/1/49	838,757	888,120
UMBS, 30 Year, Single Family
3.500%, 10/25/49 TBA	3,345,000	3,431,238
3.000%, 11/25/49 TBA	20,000,000	20,287,500
3.500%, 11/25/49 TBA	49,450,000	50,728,747
4.000%, 11/25/49 TBA	19,700,000	20,451,833
3.500%, 12/25/49 TBA	5,000,000	5,129,492

Total Mortgage-Backed Securities		178,934,877

Municipal Bonds (0.1%)
City Of Chicago General Obligation Bonds, Taxable Series 2015 B
7.750%, 1/1/42	100,000	115,164
City of Chicago Taxable General Obligation Bonds, Series 2008 A
5.630%, 1/1/22	475,000	484,495
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	255,000	272,455
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H 5.235%, 5/15/22	955,000	1,035,993

Total Municipal Bonds		1,908,107

U.S. Government Agency Securities (31.7%)
FFCB
2.230%, 4/5/21	4,000,000	4,034,027
2.540%, 4/5/21	50,000,000	50,588,950
2.700%, 8/27/21	4,300,000	4,382,198
2.850%, 9/20/21	3,500,000	3,577,407
3.000%, 10/19/21	5,000,000	5,137,054
1.950%, 11/2/21	5,450,000	5,475,568
2.550%, 3/1/22	4,370,000	4,462,722
FHLB
4.125%, 12/13/19	50,000	50,218
2.125%, 2/11/20	10,000,000	10,006,291
4.125%, 3/13/20	6,819,000	6,895,465
2.625%, 5/28/20	53,545,000	53,826,374
4.625%, 9/11/20	1,025,000	1,050,493
1.375%, 9/28/20	72,365,000	72,034,907
3.625%, 3/12/21	9,050,000	9,297,260
5.625%, 6/11/21	150,000	159,787
1.875%, 7/7/21	635,000	636,941
2.500%, 2/13/24	2,365,000	2,455,132
2.750%, 12/13/24	17,950,000	18,942,281
3.250%, 11/16/28	5,410,000	6,037,392
FHLMC
1.250%, 10/2/19	1,430,000	1,429,882
1.375%, 5/1/20	30,198,000	30,123,387
2.375%, 1/13/22	46,804,000	47,551,188
2.750%, 6/19/23(x)	34,032,000	35,460,425
FNMA
1.625%, 1/21/20	5,581,000	5,576,097
1.500%, 7/30/20	23,405,000	23,334,080
2.875%, 10/30/20	5,167,000	5,226,884
1.500%, 11/30/20	10,455,000	10,419,812
1.375%, 2/26/21	40,097,000	39,878,820
2.500%, 4/13/21	11,000,000	11,133,152
2.750%, 6/22/21	2,327,000	2,370,942
2.875%, 9/12/23	18,290,000	19,205,380
2.500%, 2/5/24	3,545,000	3,678,318
1.875%, 9/24/26	16,816,000	17,071,998
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,476
Resolution Funding Corp.
0.000%, 7/15/20 STRIPS	4,157,000	4,094,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
3.875%, 2/15/21	$818,000	$841,020
1.875%, 8/15/22	850,000	854,139

Total U.S. Government Agency Securities		517,321,166

U.S. Treasury Obligations (44.5%)
U.S. Treasury Bonds
8.125%, 5/15/21	355,000	391,023
8.000%, 11/15/21	265,000	299,616
6.125%, 11/15/27	4,347,000	5,824,895
5.375%, 2/15/31	135,000	186,084
4.500%, 2/15/36	490,600	676,434
4.250%, 5/15/39	200,000	275,477
4.375%, 11/15/39	200,000	280,508
4.625%, 2/15/40	4,400,300	6,369,434
4.375%, 5/15/40	1,000,000	1,406,406
3.750%, 8/15/41	94,000	122,494
3.000%, 5/15/42	1,010,500	1,181,496
2.875%, 5/15/43	1,900,000	2,178,469
3.625%, 8/15/43	3,827,300	4,936,021
3.750%, 11/15/43	421,000	553,779
3.625%, 2/15/44	1,055,000	1,363,917
3.125%, 8/15/44	4,359,100	5,223,428
3.000%, 11/15/44	483,700	568,215
3.000%, 5/15/45	638,000	751,195
2.875%, 8/15/45	1,725,000	1,987,523
2.500%, 5/15/46	1,429,700	1,539,664
2.250%, 8/15/46	270,000	276,877
3.000%, 5/15/47(z)	7,588,000	8,990,595
3.000%, 2/15/48	1,898,100	2,253,326
3.375%, 11/15/48	260,000	331,256
3.000%, 2/15/49	656,500	782,697
2.875%, 5/15/49(z)	5,565,000	6,490,399
2.250%, 8/15/49	615,000	632,609
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,703,205	1,792,623
1.375%, 2/15/44 TIPS	440,352	524,853
0.875%, 2/15/47 TIPS	956,592	1,032,877
1.000%, 2/15/48 TIPS	1,456,630	1,624,427
1.000%, 2/15/49 TIPS	815,688	916,167
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	2,446,563	2,419,421
0.125%, 7/15/22 TIPS	4,645,035	4,624,078
0.375%, 7/15/25 TIPS	2,139,821	2,167,321
0.625%, 1/15/26 TIPS	2,699,475	2,766,698
0.125%, 7/15/26 TIPS	1,263,584	1,259,808
0.375%, 7/15/27 TIPS	1,153,746	1,171,030
0.750%, 7/15/28 TIPS	8,923,195	9,707,009
0.875%, 1/15/29 TIPS	5,385,383	5,713,555
U.S. Treasury Notes
2.000%, 2/28/21(v)	10,138,000	10,173,146
2.250%, 3/31/21#	6,300,000	6,346,266
3.125%, 5/15/21	785,000	802,287
2.125%, 9/30/21(z)	8,100,000	8,174,198
1.750%, 5/15/22	994,000	997,941
1.875%, 7/31/22	17,030,500	17,159,227
1.875%, 10/31/22	11,594,000	11,696,353
2.000%, 11/30/22	1,924,000	1,948,200
2.125%, 12/31/22	19,062,000	19,388,883
2.000%, 2/15/23	32,925,000	33,373,218
1.750%, 5/15/23	10,064,000	10,122,576
1.625%, 5/31/23	13,213,000	13,239,065
2.500%, 8/15/23	15,093,000	15,618,013
2.125%, 11/30/23	1,696,000	1,733,332
2.250%, 12/31/23	41,188,000	42,330,324
2.500%, 1/31/24	1,763,900	1,832,182
2.750%, 2/15/24	27,247,000	28,601,901
2.125%, 3/31/24	12,217,000	12,511,449
2.500%, 5/15/24	51,274,000	53,389,053
1.750%, 6/30/24	1,074,000	1,083,167
2.125%, 7/31/24(z)	10,000,000	10,256,445
2.375%, 8/15/24	10,998,000	11,409,566
2.125%, 9/30/24	4,700,000	4,823,926
2.250%, 11/15/24	19,474,000	20,114,512
2.000%, 2/15/25	23,552,800	24,052,838
2.125%, 5/15/25	30,428,000	31,290,920
2.000%, 8/15/25	2,219,900	2,269,327
2.250%, 11/15/25	23,230,500	24,093,931
1.625%, 5/15/26	738,500	738,846
1.500%, 8/15/26	10,635,000	10,549,630
2.000%, 11/15/26	10,469,300	10,737,576
2.250%, 2/15/27	12,748,000	13,300,496
2.250%, 8/15/27	26,294,000	27,487,500
2.250%, 11/15/27	11,532,000	12,064,679
2.750%, 2/15/28	11,215,000	12,176,380
2.875%, 5/15/28	5,240,000	5,751,105
2.875%, 8/15/28	7,089,000	7,795,269
3.125%, 11/15/28	12,759,300	14,326,800
2.625%, 2/15/29	43,353,800	46,929,643
2.375%, 5/15/29	38,403,000	40,790,438
1.625%, 8/15/29	14,007,000	13,946,813

Total U.S. Treasury Obligations		727,021,125

Total Long-Term Debt Securities (109.2%) (Cost $1,734,183,030)		1,782,868,824

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	15

Household Products (0.0%)
Spectrum Brands Holdings, Inc.	1	38

Total Consumer Staples		53

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	29	534

Total Financials		534

Total Common Stocks (0.0%) (Cost $36)		587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.40%), 2.68%, 10/25/19(k)		$900,000	$899,965

Foreign Government Treasury Bills (0.3%)
Argentina Treasury Bills
202.12%, 2/26/20(p)(r)	ARS	700,000	6,617
163.22%, 5/13/20(p)(r)	ARS	250,000	2,143

			8,760

Japan Treasury Bills
(0.09)%, 11/11/19(p)	JPY	84,000,000	776,961
(0.12)%, 12/2/19(p)		476,000,000	4,403,202

			5,180,163

Total Foreign Government Treasury Bills			5,188,923

Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $29,070, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $29,649.(xx)		29,068	29,068
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $24,129, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $24,610.(xx)		24,127	24,127
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $400,145, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $408,000.(xx)		400,000	400,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $11,781, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $13,111.(xx)		11,780	11,780
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $712,024, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $726,217.(xx)		711,978	711,978

Total Repurchase Agreements			1,176,953

Total Short-Term Investments (0.5%) (Cost $7,299,783)			7,265,841

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 30 Year Bond 11/22/2019 at USD 191.00, American Style Notional Amount: USD 2,500,000 Exchange Traded*		25	$—

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 11/22/2019 at EUR 185.50, American Style Notional Amount: EUR 1,000,000 Exchange Traded*		10	109
Euro-Bund 11/22/2019 at EUR 192.00, American Style Notional Amount: EUR 1,700,000 Exchange Traded*		17	186
Euro-OAT 11/22/2019 at EUR 200.00, American Style Notional Amount: EUR 2,400,000 Exchange Traded*		24	261
Euro-OAT 11/22/2019 at EUR 192.00, American Style Notional Amount: EUR 300,000 Exchange Traded*		3	33
Long-Term Euro-BTP 11/22/2019 at EUR 100.00, American Style Notional Amount: EUR 3,300,000 Exchange Traded*		33	360
Long-Term Euro-BTP 11/22/2019 at EUR 101.00, American Style Notional Amount: EUR 3,700,000 Exchange Traded*		37	403
U.S. Treasury 10 Year Note 11/22/2019 at USD 115.00, American Style Notional Amount: USD 18,500,000 Exchange Traded*		185	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 119.00, American Style Notional Amount: USD 2,800,000 Exchange Traded*		28	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 119.50, American Style Notional Amount: USD 700,000 Exchange Traded*		7	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 117.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*		15	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury 10 Year Note 11/22/2019 at USD 115.50, American Style Notional Amount: USD 8,900,000 Exchange Traded*	89	$—
U.S. Treasury 10 Year Note 11/22/2019 at USD 118.50, American Style Notional Amount: USD 4,900,000 Exchange Traded*	49	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 118.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*	15	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.50, American Style Notional Amount: USD 13,000,000 Exchange Traded*	130	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 108.00, American Style Notional Amount: USD 12,900,000 Exchange Traded*	129	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.25, American Style Notional Amount: USD 1,800,000 Exchange Traded*	18	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.00, American Style Notional Amount: USD 2,300,000 Exchange Traded*	23	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 108.25, American Style Notional Amount: USD 13,100,000 Exchange Traded*	131	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.50, American Style Notional Amount: USD 3,600,000 Exchange Traded*	36	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 110.50, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.25, American Style Notional Amount: USD 3,500,000 Exchange Traded*	35	—

		1,352

Total Options Purchased (0.0%) (Cost $9,386)		1,352

Total Investments in Securities (109.7%) (Cost $1,741,492,235)		1,790,136,604
Other Assets Less Liabilities (-9.7%)		(157,920,756)

Net Assets (100%)		$1,632,215,848

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $122,504,511 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $517,775.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $21,480,912 or 1.3% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $275,953.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $2,200,650. This was collateralized by $1,070,083 of various U.S. Government Treasury Securities, 2.500%, maturing 1/31/25 and by cash of $1,176,953 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

ARLLMONP — Argentina Blended Policy Rate

ARM — Adjustable Rate Mortgage

ARS — Argentinian Nuevo peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	149	12/2019	EUR	23,684,788	199,816
U.S. Treasury 2 Year Note	6	12/2019	USD	1,293,000	(835)
U.S. Treasury 5 Year Note	513	12/2019	USD	61,123,148	(337,481)
U.S. Treasury 10 Year Note	261	12/2019	USD	34,011,563	(305,796)
U.S. Treasury 10 Year Ultra Note	13	12/2019	USD	1,851,281	(9,682)
U.S. Treasury Ultra Bond	16	12/2019	USD	3,070,500	(67,305)

					(521,283)

Short Contracts
Australia 10 Year Bond	(99)	12/2019	AUD	(9,845,887)	(57,848)
Australia 3 Year Bond	(15)	12/2019	AUD	(1,171,283)	(4,636)
Euro-Bobl	(34)	12/2019	EUR	(5,026,958)	13,352
Euro-Bund	(25)	12/2019	EUR	(4,748,095)	(1,173)
Euro-OAT	(29)	12/2019	EUR	(5,383,252)	70,601
Euro-Schatz	(80)	12/2019	EUR	(9,794,727)	14,050
Japan 10 Year Bond	(20)	12/2019	JPY	(28,674,220)	10,502
Japan 10 Year Bond Mini	(12)	12/2019	JPY	(1,719,565)	(1,463)
Long Gilt	(136)	12/2019	GBP	(22,447,451)	(126,322)
U.S. Treasury Long Bond	(35)	12/2019	USD	(5,680,937)	(135,396)
3 Month Euro Euribor	(108)	9/2020	EUR	(29,589,036)	34,311
3 Month Euro Euribor	(150)	12/2020	EUR	(41,099,970)	37,413

					(146,609)

					(667,892)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	287,578	EUR	260,000	Bank of America	10/2/2019	4,191
USD	13,306,997	EUR	12,012,000	Barclays Bank plc	10/2/2019	214,517
USD	260,039	EUR	235,000	JPMorgan Chase Bank	10/2/2019	3,901
USD	230,703	EUR	207,291	JPMorgan Chase Bank	10/10/2019	4,626
USD	1,789,113	EUR	1,584,057	Natwest Markets plc	10/10/2019	61,505
USD	5,062,261	JPY	545,000,000	Barclays Bank plc	10/24/2019	13,713
USD	9,158,567	EUR	8,368,000	JPMorgan Chase Bank	11/4/2019	13,389
GBP	1,705,000	USD	2,084,059	JPMorgan Chase Bank	11/15/2019	16,135
USD	1,971,287	GBP	1,584,000	Bank of America	11/15/2019	20,138
USD	1,816,092	GBP	1,472,000	Barclays Bank plc	11/15/2019	2,904
USD	2,855,923	JPY	302,100,000	Barclays Bank plc	11/15/2019	53,465
USD	1,738,640	JPY	183,000,000	Goldman Sachs Bank USA	11/15/2019	41,023
USD	1,708,590	JPY	183,568,363	Deutsche Bank AG	11/21/2019	5,110
USD	141,042	JPY	15,168,606	JPMorgan Chase Bank	11/21/2019	280
USD	104,351	ZAR	1,537,131	JPMorgan Chase Bank	11/21/2019	3,533
USD	283,752	MYR	1,188,496	Goldman Sachs Bank USA**	12/18/2019	208

Total unrealized appreciation						458,638

AUD	635,000	USD	436,656	Goldman Sachs Bank USA	10/2/2019	(8,063)
EUR	4,139,000	USD	4,567,116	Bank of America	10/2/2019	(55,813)
USD	1,832,026	AUD	2,723,000	Goldman Sachs Bank USA	10/2/2019	(5,862)
USD	127,591	CAD	170,000	Bank of America	10/2/2019	(725)
MXN	7,710,000	USD	395,058	Goldman Sachs Bank USA	10/9/2019	(4,826)
EUR	1,129,643	USD	1,277,334	Citibank NA	10/10/2019	(45,319)
EUR	248,620	USD	276,993	JPMorgan Chase Bank	10/10/2019	(5,842)
GBP	431,000	USD	537,968	JPMorgan Chase Bank	11/15/2019	(7,068)
JPY	1,469,900,000	USD	13,885,714	Bank of America	11/15/2019	(250,051)
JPY	126,300,000	USD	1,181,749	Barclays Bank plc	11/15/2019	(10,116)
JPY	131,100,000	USD	1,245,529	Goldman Sachs Bank USA	11/15/2019	(29,368)
JPY	262,700,000	USD	2,496,736	JPMorgan Chase Bank	11/15/2019	(59,776)
USD	4,510,461	GBP	3,716,000	Bank of America	11/15/2019	(66,853)
USD	3,485,201	GBP	2,843,000	JPMorgan Chase Bank	11/15/2019	(16,766)

Total unrealized depreciation						(566,448)

Net unrealized depreciation						(107,810)

**	Non-deliverable forward.

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	33	USD	(3,300,000)	USD	131.00	10/25/2019	(13,406)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	43	EUR	(4,300,000)	EUR	171.50	10/25/2019	(5,155)
Euro-Bund	Exchange Traded	37	EUR	(3,700,000)	EUR	173.50	10/25/2019	(19,761)
Euro-Bund	Exchange Traded	16	EUR	(1,600,000)	EUR	174.00	10/25/2019	(11,859)
U.S. Treasury 5 Year Note	Exchange Traded	20	USD	(2,000,000)	USD	118.50	10/25/2019	(3,281)

								(40,056)

Total Written Options Contracts (Premiums Received ($60,403))								(53,462)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Asset-Backed Securities	$—	$28,480,026	$—	$28,480,026
Collateralized Mortgage Obligations	—	25,800,909	—	25,800,909
Commercial Mortgage-Backed Securities	—	36,558,628	—	36,558,628
Common Stocks
Consumer Staples	38	15	—	53
Financials	534	—	—	534
Corporate Bonds
Communication Services	—	14,877,695	—	14,877,695
Consumer Discretionary	—	8,051,317	—	8,051,317
Consumer Staples	—	12,910,964	—	12,910,964
Energy	—	12,979,694	—	12,979,694
Financials	—	105,287,517	352,054	105,639,571
Health Care	—	11,478,703	—	11,478,703
Industrials	—	15,900,035	—	15,900,035
Information Technology	—	12,019,810	—	12,019,810
Materials	—	4,966,475	—	4,966,475
Real Estate	—	16,033,627	—	16,033,627
Utilities	—	11,002,487	—	11,002,487
Foreign Government Securities	—	38,469,291	7,025	38,476,316
Forward Currency Contracts	—	458,638	—	458,638
Futures	380,045	—	—	380,045
Loan Participations
Industrials	—	2,507,292	—	2,507,292
Mortgage-Backed Securities	—	178,934,877	—	178,934,877
Municipal Bonds	—	1,908,107	—	1,908,107
Options Purchased
Call Options Purchased	— (b)	—	—	— (b)
Put Options Purchased	1,352	—	—	1,352
Short-Term Investments
Certificate of Deposit	—	899,965	—	899,965
Foreign Government Treasury Bills	—	5,180,163	8,760	5,188,923
Repurchase Agreements	—	1,176,953	—	1,176,953
U.S. Government Agency Securities	—	517,321,166	—	517,321,166
U.S. Treasury Obligations	—	727,021,125	—	727,021,125

Total Assets	$381,969	$1,790,225,479	$367,839	$1,790,975,287

Liabilities:
Forward Currency Contracts	—	(566,448)	—	(566,448)
Futures	(1,047,937)	—	—	(1,047,937)
Options Written
Call Options Written	(13,406)	—	—	(13,406)
Put Options Written	(40,056)	—	—	(40,056)

Total Liabilities	$(1,101,399)	$(566,448)	$—	$(1,667,847)

Total	$(719,430)	$1,789,659,031	$367,839	$1,789,307,440

(a)	A security with a market value of $4,747 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is Zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,882,443
Aggregate gross unrealized depreciation	(8,256,473)

Net unrealized appreciation	$44,625,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,744,681,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,800	$209,960
ATN International, Inc.	6,300	367,731
Bandwidth, Inc., Class A*	9,100	592,501
Cincinnati Bell, Inc.*	20,167	102,247
Cogent Communications Holdings, Inc.	23,225	1,279,697
Consolidated Communications Holdings, Inc.	37,941	180,599
Frontier Communications Corp.(x)*	53,953	46,777
IDT Corp., Class B*	1,100	11,583
Intelsat SA*	49,900	1,137,720
Iridium Communications, Inc.*	53,200	1,132,096
Ooma, Inc.*	4,800	49,920
ORBCOMM, Inc.(x)*	34,700	165,172
Pareteum Corp.(x)*	65,500	84,495
Vonage Holdings Corp.*	128,100	1,447,530

		6,808,028

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	336,579
Eros International plc*	41,800	79,838
Glu Mobile, Inc.*	62,400	311,376
IMAX Corp.*	34,100	748,495
Liberty Media Corp.-Liberty Braves, Class A*	7,400	205,942
Liberty Media Corp.-Liberty Braves, Class C*	18,100	502,275
LiveXLive Media, Inc.*	4,900	9,825
Marcus Corp. (The)	19,700	729,097
Reading International, Inc., Class A*	10,300	123,188
Rosetta Stone, Inc.*	13,700	238,380

		3,284,995

Interactive Media & Services (0.4%)
Care.com, Inc.*	11,100	115,995
Cargurus, Inc.*	42,000	1,299,900
Cars.com, Inc.*	41,200	369,976
DHI Group, Inc.*	3,700	14,245
Eventbrite, Inc., Class A(x)*	20,700	366,597
EverQuote, Inc., Class A(x)*	2,500	53,350
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	397,102
Meet Group, Inc. (The)*	59,400	194,535
QuinStreet, Inc.*	24,700	310,973
Travelzoo*	1,900	20,311
TrueCar, Inc.*	51,100	173,740
Yelp, Inc.*	44,500	1,546,375

		4,863,099

Media (0.9%)
Boston Omaha Corp., Class A(x)*	2,200	43,626
Cardlytics, Inc.*	7,200	241,344
cbdMD, Inc.(x)*	2,200	8,712
Central European Media Enterprises Ltd., Class A*	48,300	217,109
Clear Channel Outdoor Holdings, Inc.*	5,800	14,616
comScore, Inc.*	4,800	9,168
Cumulus Media, Inc., Class A*	800	11,632
Daily Journal Corp.(x)*	400	99,024
Emerald Expositions Events, Inc.	14,100	137,193
Entercom Communications Corp., Class A	71,600	239,144
Entravision Communications Corp., Class A	40,900	130,062
EW Scripps Co. (The), Class A	34,312	455,663
Fluent, Inc.*	10,500	28,717
Gannett Co., Inc.	66,500	714,210
Gray Television, Inc.*	65,000	1,060,800
Hemisphere Media Group, Inc.*	6,400	78,208
Lee Enterprises, Inc.*	2,900	5,916
Liberty Latin America Ltd., Class A*	24,300	414,801
Liberty Latin America Ltd., Class C*	63,500	1,085,533
Loral Space & Communications, Inc.*	6,896	285,494
Marchex, Inc., Class B*	1,700	5,338
MDC Partners, Inc., Class A*	32,000	90,240
Meredith Corp.(x)	21,500	788,190
MSG Networks, Inc., Class A*	33,700	546,614
National CineMedia, Inc.	38,423	315,069
New Media Investment Group, Inc.(x)	24,700	217,607
Saga Communications, Inc., Class A	2,100	62,475
Scholastic Corp.	14,860	561,114
TechTarget, Inc.*	15,100	340,127
TEGNA, Inc.	121,100	1,880,683
Tribune Publishing Co.	15,400	132,132
WideOpenWest, Inc.*	21,200	130,592

		10,351,153

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	249,750
Gogo, Inc.(x)*	63,600	383,508
Shenandoah Telecommunications Co.	26,848	852,961
Spok Holdings, Inc.	14,400	171,936

		1,658,155

Total Communication Services		26,965,430

Consumer Discretionary (11.1%)
Auto Components (1.1%)
Adient plc	49,600	1,138,816
American Axle & Manufacturing Holdings, Inc.*	62,275	511,900
Cooper Tire & Rubber Co.	33,322	870,371
Cooper-Standard Holdings, Inc.*	10,000	408,800
Dana, Inc.	85,565	1,235,559
Dorman Products, Inc.*	15,200	1,209,008
Fox Factory Holding Corp.*	20,100	1,251,024
Gentherm, Inc.*	22,600	928,521
LCI Industries	13,370	1,228,035
Modine Manufacturing Co.*	30,300	344,511
Motorcar Parts of America, Inc.*	10,300	174,070
Standard Motor Products, Inc.	12,800	621,440
Stoneridge, Inc.*	13,300	411,901
Tenneco, Inc., Class A	28,997	363,042
Visteon Corp.*	16,000	1,320,640

		12,017,638

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	665,219

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	822,144
Funko, Inc., Class A(x)*	14,100	290,107
Greenlane Holdings, Inc., Class A(x)*	7,800	26,442
Weyco Group, Inc.	3,100	70,091

		1,208,784

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	36,000	1,371,240
American Public Education, Inc.*	9,407	210,152
Career Education Corp.*	38,600	613,354
Carriage Services, Inc.	8,000	163,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chegg, Inc.*	65,600	$1,964,720
Collectors Universe, Inc.	900	25,632
Houghton Mifflin Harcourt Co.*	69,800	372,034
K12, Inc.*	17,584	464,218
Laureate Education, Inc., Class A* .	46,400	769,080
OneSpaWorld Holdings Ltd.*	25,700	399,121
Regis Corp.*	18,952	383,210
Select Interior Concepts, Inc., Class A*	3,500	45,395
Sotheby’s*	21,802	1,242,278
Strategic Education, Inc.	12,664	1,720,784
WW International, Inc.*	21,500	813,130

		10,557,868

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp.	5,300	24,751
Biglari Holdings, Inc., Class B*	491	53,519
BJ’s Restaurants, Inc.	12,134	471,285
Bloomin’ Brands, Inc.	59,800	1,132,014
Bluegreen Vacations Corp.(x)	4,500	41,940
Boyd Gaming Corp.	46,700	1,118,465
Brinker International, Inc.	21,400	913,138
Carrols Restaurant Group, Inc.*	19,700	163,313
Century Casinos, Inc.*	11,200	86,576
Cheesecake Factory, Inc. (The)(x)	25,721	1,072,051
Churchill Downs, Inc.	19,479	2,404,780
Chuy’s Holdings, Inc.*	9,500	235,220
Cracker Barrel Old Country Store, Inc.	11,023	1,792,891
Dave & Buster’s Entertainment, Inc.	24,100	938,695
Del Taco Restaurants, Inc.*	16,600	169,735
Denny’s Corp.*	40,100	912,876
Dine Brands Global, Inc.	11,281	855,777
Drive Shack, Inc.*	5,600	24,136
El Pollo Loco Holdings, Inc.*	16,600	181,936
Eldorado Resorts, Inc.(x)*	36,759	1,465,581
Empire Resorts, Inc.(x)*	900	8,667
Everi Holdings, Inc.*	36,800	311,328
Fiesta Restaurant Group, Inc.*	16,200	168,804
Golden Entertainment, Inc.*	2,500	33,225
Habit Restaurants, Inc. (The), Class A*	4,800	41,952
International Speedway Corp., Class A	15,100	679,651
J Alexander’s Holdings, Inc.*	6,206	72,734
Jack in the Box, Inc.	14,239	1,297,458
Lindblad Expeditions Holdings, Inc.*	10,000	167,600
Marriott Vacations Worldwide Corp.	23,680	2,453,485
Monarch Casino & Resort, Inc.*	5,700	237,633
Nathan’s Famous, Inc.	1,400	100,590
Noodles & Co.*	7,300	41,318
Papa John’s International, Inc.(x)	15,642	818,859
Penn National Gaming, Inc.*	60,804	1,132,474
PlayAGS, Inc.*	10,600	108,968
Potbelly Corp.*	6,900	30,084
RCI Hospitality Holdings, Inc.	1,000	20,680
Red Lion Hotels Corp.*	1,200	7,776
Red Robin Gourmet Burgers, Inc.*	5,800	192,908
Red Rock Resorts, Inc., Class A	38,900	789,865
Ruth’s Hospitality Group, Inc.	15,900	324,599
Scientific Games Corp., Class A*	31,300	636,955
SeaWorld Entertainment, Inc.*	28,400	747,488
Shake Shack, Inc., Class A*	16,100	1,578,444
Target Hospitality Corp.(x)*	9,800	66,738
Texas Roadhouse, Inc.	39,618	2,080,737
Twin River Worldwide Holdings, Inc.	11,800	269,394
Wingstop, Inc.	16,600	1,448,848

		29,927,941

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	4,600	70,380
Beazer Homes USA, Inc.*	18,100	269,690
Cavco Industries, Inc.*	4,900	941,241
Century Communities, Inc.*	15,000	459,450
Ethan Allen Interiors, Inc.	10,454	199,671
Flexsteel Industries, Inc.	2,500	37,050
GoPro, Inc., Class A(x)*	57,100	296,063
Green Brick Partners, Inc.*	14,600	156,220
Hamilton Beach Brands Holding Co., Class A	4,900	79,233
Helen of Troy Ltd.*	14,198	2,238,457
Hooker Furniture Corp.	7,700	165,088
Installed Building Products, Inc.*	11,100	636,474
iRobot Corp.(x)*	15,900	980,553
KB Home	47,900	1,628,600
La-Z-Boy, Inc.	28,209	947,540
Legacy Housing Corp.*	1,100	17,820
LGI Homes, Inc.*	11,300	941,516
Lifetime Brands, Inc.	5,600	49,560
Lovesac Co. (The)*	5,200	97,084
M.D.C. Holdings, Inc.	27,847	1,200,206
M/I Homes, Inc.*	12,300	463,095
Meritage Homes Corp.*	21,939	1,543,409
Skyline Champion Corp.*	28,500	857,565
Sonos, Inc.*	39,500	529,695
Taylor Morrison Home Corp., Class A*	61,800	1,603,092
TopBuild Corp.*	21,800	2,102,174
TRI Pointe Group, Inc.*	85,601	1,287,439
Tupperware Brands Corp.	28,700	455,469
Universal Electronics, Inc.*	5,900	300,310
William Lyon Homes, Class A*	11,900	242,284
ZAGG, Inc.(x)*	19,900	124,773

		20,921,201

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	12,600	186,417
Duluth Holdings, Inc., Class B(x)*	18,800	159,424
Groupon, Inc.*	246,300	655,158
Lands’ End, Inc.*	4,700	53,321
Leaf Group Ltd.*	300	1,260
Liquidity Services, Inc.*	9,800	72,520
Overstock.com, Inc.(x)*	15,300	162,027
PetMed Express, Inc.(x)	11,700	210,834
Quotient Technology, Inc.*	62,500	488,750
Rubicon Project, Inc. (The)*	12,300	107,133
Shutterstock, Inc.*	10,900	393,708
Stamps.com, Inc.*	9,300	692,385
Stitch Fix, Inc., Class A(x)*	23,700	456,225
Waitr Holdings, Inc.(x)*	23,800	30,583

		3,669,745

Leisure Products (0.3%)
Acushnet Holdings Corp.	19,900	525,360
American Outdoor Brands Corp.*	29,835	174,535
Callaway Golf Co.	52,763	1,024,130
Clarus Corp.	4,800	56,280
Johnson Outdoors, Inc., Class A	2,800	163,968
Malibu Boats, Inc., Class A*	8,700	266,916
Marine Products Corp.	1,000	14,160
MasterCraft Boat Holdings, Inc.*	4,300	64,177
Sturm Ruger & Co., Inc.	10,600	442,656
Vista Outdoor, Inc.*	28,000	173,320
YETI Holdings, Inc.(x)*	17,500	490,000

		3,395,502

Multiline Retail (0.1%)
Big Lots, Inc.	25,600	627,200
Dillard’s, Inc., Class A(x)	8,700	575,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
JC Penney Co., Inc.(x)*	171,600	$152,535

		1,354,892

Specialty Retail (2.6%)
Aaron’s, Inc.	37,200	2,390,472
Abercrombie & Fitch Co., Class A	39,300	613,080
American Eagle Outfitters, Inc.	94,800	1,537,656
America’s Car-Mart, Inc.*	2,900	265,930
Asbury Automotive Group, Inc.*	11,442	1,170,860
Ascena Retail Group, Inc.(x)*	71,362	18,847
At Home Group, Inc.(x)*	74,300	714,766
Barnes & Noble Education, Inc.*	11,475	35,802
Bed Bath & Beyond, Inc.(x)	75,100	799,064
Boot Barn Holdings, Inc.*	15,600	544,440
Buckle, Inc. (The)(x)	11,389	234,613
Caleres, Inc.	27,663	647,591
Camping World Holdings, Inc., Class A(x)	20,200	179,780
Cato Corp. (The), Class A	16,423	289,209
Chico’s FAS, Inc.	84,000	338,520
Children’s Place, Inc. (The)(x)	11,390	876,916
Citi Trends, Inc.	3,500	64,050
Conn’s, Inc.*	13,400	333,124
Container Store Group, Inc. (The)*	11,400	50,388
Designer Brands, Inc., Class A	38,100	652,272
Express, Inc.*	54,600	187,824
GameStop Corp., Class A(x)	60,100	331,752
Genesco, Inc.*	12,357	494,527
GNC Holdings, Inc., Class A(x)*	20,600	44,084
Group 1 Automotive, Inc.	11,937	1,101,905
Guess?, Inc.(x)	35,400	655,962
Haverty Furniture Cos., Inc.	11,400	231,078
Hibbett Sports, Inc.*	10,455	239,420
Hudson Ltd., Class A*	20,000	245,400
Lithia Motors, Inc., Class A	13,600	1,800,368
Lumber Liquidators Holdings, Inc.(x)*	28,676	283,032
MarineMax, Inc.*	12,200	188,856
Michaels Cos., Inc. (The)(x)*	48,300	472,857
Monro, Inc.	17,604	1,390,892
Murphy USA, Inc.*	17,400	1,484,220
National Vision Holdings, Inc.*	34,792	837,443
Office Depot, Inc.	313,000	549,315
Party City Holdco, Inc.(x)*	31,500	179,865
Rent-A-Center, Inc.	27,603	711,881
RH(x)*	11,443	1,954,808
Sally Beauty Holdings, Inc.*	68,400	1,018,476
Shoe Carnival, Inc.(x)	8,700	281,967
Signet Jewelers Ltd.(x)	33,000	553,080
Sleep Number Corp.*	16,700	690,044
Sonic Automotive, Inc., Class A	9,425	296,039
Sportsman’s Warehouse Holdings, Inc.*	2,300	11,914
Tailored Brands, Inc.(x)	48,751	214,504
Tile Shop Holdings, Inc.	1,800	5,742
Tilly’s, Inc., Class A	2,700	25,488
Winmark Corp.	1,200	211,668
Zumiez, Inc.*	8,500	269,238

		28,721,029

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,834	1,189,072
Culp, Inc.	5,700	92,910
Deckers Outdoor Corp.*	16,200	2,387,232
Fossil Group, Inc.*	23,700	296,487
G-III Apparel Group Ltd.*	24,200	623,634
Kontoor Brands, Inc.	25,000	877,500
Movado Group, Inc.	8,500	211,310
Oxford Industries, Inc.	8,700	623,790
Rocky Brands, Inc.	400	13,292
Steven Madden Ltd.	48,310	1,729,015
Superior Group of Cos., Inc.	500	8,060
Unifi, Inc.*	9,900	217,008
Vera Bradley, Inc.*	18,100	182,810
Wolverine World Wide, Inc.	55,580	1,570,691

		10,022,811

Total Consumer Discretionary		122,462,630

Consumer Staples (3.0%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,810,934
Celsius Holdings, Inc.(x)*	2,800	9,730
Coca-Cola Consolidated, Inc.	2,600	790,062
Craft Brew Alliance, Inc.*	8,500	69,615
MGP Ingredients, Inc.(x)	7,100	352,728
National Beverage Corp.(x)	5,400	239,544
Primo Water Corp.(x)*	15,200	186,656

		3,459,269

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	16,409	368,054
BJ’s Wholesale Club Holdings, Inc.*	71,166	1,841,065
Chefs’ Warehouse, Inc. (The)*	18,900	762,048
HF Foods Group, Inc.(x)*	600	10,230
Ingles Markets, Inc., Class A	6,800	264,248
Natural Grocers by Vitamin Cottage, Inc.*	12,100	120,879
Performance Food Group Co.*	56,900	2,617,969
PriceSmart, Inc.	11,452	814,237
Rite Aid Corp.(x)*	29,394	204,288
SpartanNash Co.	20,870	246,892
United Natural Foods, Inc.*	28,488	328,182
Village Super Market, Inc., Class A	5,800	153,410
Weis Markets, Inc.	4,751	181,203

		7,912,705

Food Products (1.3%)
Alico, Inc.	900	30,618
B&G Foods, Inc.(x)	37,700	712,907
Bridgford Foods Corp.*	100	3,017
Calavo Growers, Inc.	8,900	847,102
Cal-Maine Foods, Inc.	17,384	694,578
Darling Ingredients, Inc.*	94,299	1,803,940
Dean Foods Co.(x)	41,000	47,560
Farmer Brothers Co.*	6,417	83,100
Fresh Del Monte Produce, Inc.	18,504	631,171
Freshpet, Inc.*	17,600	875,952
Hostess Brands, Inc.*	68,900	963,567
J&J Snack Foods Corp	8,603	1,651,776
John B Sanfilippo & Son, Inc.	3,700	357,420
Lancaster Colony Corp.	10,737	1,488,685
Landec Corp.*	16,800	182,616
Limoneira Co.	8,600	157,896
Sanderson Farms, Inc.	11,493	1,739,236
Seneca Foods Corp., Class A*	6,400	199,552
Simply Good Foods Co. (The)*	47,700	1,382,823
Tootsie Roll Industries, Inc.(x)	15,816	587,406

		14,440,922

Household Products (0.2%)
Central Garden & Pet Co.*	5,400	157,842
Central Garden & Pet Co., Class A*	19,233	533,235
Oil-Dri Corp. of America	3,200	108,992
WD-40 Co.	8,227	1,509,983

		2,310,052

Personal Products (0.3%)
Edgewell Personal Care Co.*	30,100	977,949
elf Beauty, Inc.*	11,300	197,863
Inter Parfums, Inc.	9,100	636,727
Lifevantage Corp.*	900	12,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.(x)	6,000	$621,780
Nature’s Sunshine Products, Inc.*	600	4,974
Revlon, Inc., Class A(x)*	11,000	258,390
USANA Health Sciences, Inc.*	7,000	478,730
Youngevity International, Inc.(x)*	1,000	4,470

		3,193,213

Tobacco (0.2%)
22nd Century Group, Inc.(x)*	14,800	33,448
Pyxus International, Inc.(x)*	7,900	103,332
Turning Point Brands, Inc.(x)	6,300	145,278
Universal Corp.	14,153	775,726
Vector Group Ltd.(x)	60,709	723,043

		1,780,827

Total Consumer Staples		33,096,988

Energy (3.3%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	71,000	707,870
C&J Energy Services, Inc.*	36,000	386,280
Cactus, Inc., Class A*	26,600	769,804
Covia Holdings Corp.(x)*	7,600	15,352
Diamond Offshore Drilling, Inc.(x)*	37,000	205,720
DMC Global, Inc.(x)	8,000	351,840
Dril-Quip, Inc.*	21,700	1,088,906
Era Group, Inc.*	15,200	160,512
Exterran Corp.*	19,100	249,446
Forum Energy Technologies, Inc.*	68,500	106,175
Frank’s International NV*	46,200	219,450
FTS International, Inc.*	20,900	46,816
Helix Energy Solutions Group, Inc.*	79,400	639,964
Independence Contract Drilling, Inc.*	14,800	17,760
Keane Group, Inc.(x)*	32,800	198,768
KLX Energy Services Holdings, Inc.*	11,920	103,048
Liberty Oilfield Services, Inc., Class A(x)	39,800	431,034
Mammoth Energy Services, Inc.	17,200	42,656
Matrix Service Co.*	13,200	226,248
McDermott International, Inc.*	101,613	205,258
Nabors Industries Ltd.	199,500	373,065
National Energy Services Reunited Corp.*	1,100	7,348
Natural Gas Services Group, Inc.*	7,477	95,780
NCS Multistage Holdings, Inc.*	5,400	10,800
Newpark Resources, Inc.*	47,602	362,727
Nine Energy Service, Inc.*	5,000	30,850
Noble Corp. plc*	139,900	177,673
Oceaneering International, Inc.*	55,200	747,960
Oil States International, Inc.*	29,100	387,030
Pacific Drilling SA*	1,000	3,910
Parker Drilling Co.*	300	5,676
ProPetro Holding Corp.*	45,200	410,868
RigNet, Inc.*	10,500	81,375
RPC, Inc.(x)	44,500	249,645
SEACOR Holdings, Inc.*	9,200	433,044
SEACOR Marine Holdings, Inc.*	15,049	189,166
Seadrill Ltd.(x)*	17,100	35,910
Select Energy Services, Inc., Class A*	33,500	290,110
Smart Sand, Inc.(x)*	29,700	84,051
Solaris Oilfield Infrastructure, Inc., Class A(x)	13,600	182,512
TETRA Technologies, Inc.*	75,761	152,280
Tidewater, Inc.*	21,350	322,599
US Silica Holdings, Inc.(x)	53,200	508,592

		11,315,878

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	91,600	46,487
Amplify Energy Corp.	2,800	17,276
Arch Coal, Inc., Class A(x)	12,600	934,920
Ardmore Shipping Corp.*	19,400	129,786
Berry Petroleum Corp.	30,700	287,352
Bonanza Creek Energy, Inc.*	11,200	250,768
Brigham Minerals, Inc., Class A(x)	4,200	83,580
California Resources Corp.(x)*	25,200	257,040
Callon Petroleum Co.(x)*	143,621	623,315
Carrizo Oil & Gas, Inc.*	43,203	370,898
Clean Energy Fuels Corp.*	89,659	185,146
CNX Resources Corp.*	109,900	797,874
Comstock Resources, Inc.(x)*	5,000	38,950
CONSOL Energy, Inc.*	15,700	245,391
Contura Energy, Inc.*	10,700	299,172
CVR Energy, Inc.	20,800	915,824
Delek US Holdings, Inc.	46,447	1,686,026
Denbury Resources, Inc.*	255,200	303,688
DHT Holdings, Inc.	61,500	378,225
Diamond S Shipping, Inc.*	1,300	14,326
Dorian LPG Ltd.*	20,738	214,846
Earthstone Energy, Inc., Class A*	3,000	9,750
Energy Fuels, Inc.(x)*	17,600	33,968
Evolution Petroleum Corp.	19,000	110,960
Extraction Oil & Gas, Inc.(x)*	58,600	172,284
Falcon Minerals Corp.(x)	1,300	7,475
GasLog Ltd.	20,300	260,855
Golar LNG Ltd.(x)	55,100	715,749
Goodrich Petroleum Corp.*	600	6,378
Green Plains, Inc.	24,800	262,756
Gulfport Energy Corp.(x)*	97,600	264,496
Hallador Energy Co.	1,700	6,154
HighPoint Resources Corp.*	86,502	137,538
International Seaways, Inc.*	25,466	490,475
Isramco, Inc.*	1,321	162,074
Jagged Peak Energy, Inc.(x)*	38,700	280,962
Jura Energy Corp.*	690	31
Laredo Petroleum, Inc.*	86,900	209,429
Magnolia Oil & Gas Corp., Class A(x)*	57,200	634,920
Matador Resources Co.*	58,500	967,005
Montage Resources Corp.*	9,566	36,159
NACCO Industries, Inc., Class A	2,700	172,557
NextDecade Corp.(x)*	600	3,456
Nordic American Tankers Ltd.(x)	62,901	135,866
Northern Oil and Gas, Inc.(x)*	173,300	339,668
Oasis Petroleum, Inc.*	180,628	624,973
Overseas Shipholding Group, Inc., Class A*	21,500	37,625
Panhandle Oil and Gas, Inc., Class A	9,700	135,606
Par Pacific Holdings, Inc.*	17,600	402,336
PDC Energy, Inc.*	37,835	1,049,921
Peabody Energy Corp.	45,100	663,872
Penn Virginia Corp.*	8,000	232,560
QEP Resources, Inc.	135,400	500,980
Renewable Energy Group, Inc.(x)*	16,900	253,585
REX American Resources Corp.*	3,600	274,788
Ring Energy, Inc.*	32,100	52,644
Roan Resources, Inc.(x)*	4,000	4,920
Rosehill Resources, Inc.*	400	780
SandRidge Energy, Inc.*	19,900	93,530
Scorpio Tankers, Inc.	25,320	753,523
SemGroup Corp., Class A	38,200	624,188
Ship Finance International Ltd.	61,305	860,722
SilverBow Resources, Inc.*	300	2,907
SM Energy Co.	63,400	614,346
Southwestern Energy Co.(x)*	329,400	635,742
SRC Energy, Inc.*	135,100	629,566
Talos Energy, Inc.*	10,900	221,597
Teekay Corp.	64,900	259,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Teekay Tankers Ltd., Class A*	109,957	$142,944
Tellurian, Inc.(x)*	75,100	624,457
Unit Corp.*	28,500	96,330
W&T Offshore, Inc.(x)*	66,444	290,360
Whiting Petroleum Corp.(x)*	51,500	413,545
World Fuel Services Corp.	37,400	1,493,756

		25,493,558

Total Energy		36,809,436

Financials (18.1%)
Banks (9.6%)
1st Constitution Bancorp	200	3,750
1st Source Corp.	9,072	414,863
ACNB Corp.	3,800	130,340
Allegiance Bancshares, Inc.*	16,600	532,694
Amalgamated Bank, Class A	2,500	40,050
Amerant Bancorp, Inc.*	2,500	52,425
American National Bankshares, Inc.	5,400	191,538
Ameris Bancorp	36,894	1,484,615
Ames National Corp.	5,650	161,646
Arrow Financial Corp.	7,543	251,850
Atlantic Capital Bancshares, Inc.*	13,100	227,154
Atlantic Union Bankshares Corp.	53,074	1,976,741
Banc of California, Inc.	27,900	394,506
BancFirst Corp.	15,000	831,300
Bancorp, Inc. (The)*	28,000	277,200
BancorpSouth Bank	61,000	1,806,210
Bank First Corp.(x)	800	52,944
Bank of Commerce Holdings	200	2,178
Bank of Marin Bancorp	6,200	257,238
Bank of NT Butterfield & Son Ltd. (The)	30,800	912,912
BankFinancial Corp.	12,021	143,050
Bankwell Financial Group, Inc.	3,500	96,250
Banner Corp.	23,000	1,291,910
Bar Harbor Bankshares	9,146	228,010
Baycom Corp.*	300	6,813
BCB Bancorp, Inc.	400	5,136
Berkshire Hills Bancorp, Inc.	31,070	910,040
Boston Private Financial Holdings, Inc.	46,970	547,435
Bridge Bancorp, Inc.	10,181	300,950
Brookline Bancorp, Inc.	39,977	588,861
Bryn Mawr Bank Corp.	9,280	338,813
Business First Bancshares, Inc.	1,100	26,840
Byline Bancorp, Inc.*	5,700	101,916
C&F Financial Corp.	2,200	115,852
Cadence Bancorp	69,687	1,222,310
Cambridge Bancorp	400	30,004
Camden National Corp.	8,750	379,050
Capital City Bank Group, Inc.	8,500	233,325
Capstar Financial Holdings, Inc.	1,600	26,528
Carolina Financial Corp.	10,700	380,278
Carter Bank & Trust(x)*	3,100	58,559
Cathay General Bancorp	41,947	1,457,029
CBTX, Inc.	9,900	276,012
CenterState Bank Corp.	81,787	1,961,661
Central Pacific Financial Corp.	17,100	485,640
Central Valley Community Bancorp	5,800	118,030
Century Bancorp, Inc., Class A	2,300	201,480
Chemung Financial Corp.	600	25,200
Citizens & Northern Corp.	7,102	186,641
City Holding Co.	8,450	644,312
Civista Bancshares, Inc.	1,300	28,249
CNB Financial Corp.	8,900	255,430
Coastal Financial Corp.*	500	7,555
Codorus Valley Bancorp, Inc.	6,270	145,840
Colony Bankcorp, Inc.	300	4,605
Columbia Banking System, Inc.	40,955	1,511,239
Community Bank System, Inc.	28,102	1,733,612
Community Bankers Trust Corp.	300	2,580
Community Trust Bancorp, Inc.	8,725	371,511
ConnectOne Bancorp, Inc.	16,200	359,640
Customers Bancorp, Inc.*	13,400	277,916
CVB Financial Corp.	75,587	1,577,501
DNB Financial Corp.	600	26,706
Eagle Bancorp, Inc.	23,750	1,059,725
Enterprise Bancorp, Inc.	5,600	167,888
Enterprise Financial Services Corp.	12,495	509,171
Equity Bancshares, Inc., Class A*	7,200	193,032
Esquire Financial Holdings, Inc.*	300	7,440
Evans Bancorp, Inc.	100	3,740
Farmers & Merchants Bancorp, Inc.	700	18,172
Farmers National Banc Corp.	15,200	220,096
FB Financial Corp.	9,600	360,480
Fidelity D&D Bancorp, Inc.	200	12,450
Financial Institutions, Inc.	8,900	268,602
First Bancorp (Nasdaq Stock Exchange)	16,310	585,529
First Bancorp (Quotrix Stock Exchange)	125,900	1,256,482
First Bancorp, Inc.	5,619	154,466
First Bancshares, Inc. (The)	3,000	96,900
First Bank	400	4,332
First Busey Corp.	29,359	742,196
First Business Financial Services, Inc.	5,400	130,032
First Capital, Inc.	200	11,566
First Choice Bancorp	600	12,792
First Commonwealth Financial Corp.	51,113	678,781
First Community Bankshares, Inc.	8,800	284,856
First Financial Bancorp	53,743	1,315,360
First Financial Bankshares, Inc.	73,248	2,441,356
First Financial Corp.	6,100	265,167
First Financial Northwest, Inc.	1,600	23,648
First Foundation, Inc.	16,400	250,510
First Guaranty Bancshares, Inc.	129	2,856
First Internet Bancorp	4,700	100,627
First Interstate BancSystem, Inc., Class A	26,927	1,083,542
First Merchants Corp.	28,177	1,060,441
First Mid Bancshares, Inc.	6,000	207,720
First Midwest Bancorp, Inc.	65,868	1,283,109
First Northwest Bancorp	6,500	112,580
First of Long Island Corp. (The)	11,775	267,881
Flushing Financial Corp.	15,942	322,108
FNCB Bancorp, Inc.	500	3,905
Franklin Financial Network, Inc.	8,400	253,764
Franklin Financial Services Corp.	500	17,775
Fulton Financial Corp.	99,800	1,614,764
FVCBankcorp, Inc.*	1,000	17,560
German American Bancorp, Inc.	12,150	389,408
Glacier Bancorp, Inc.	53,014	2,144,946
Great Southern Bancorp, Inc.	6,130	349,104
Great Western Bancorp, Inc.	33,400	1,102,200
Guaranty Bancshares, Inc.	800	24,472
Hancock Whitney Corp.	48,987	1,875,957
Hanmi Financial Corp.	18,000	338,040
HarborOne Bancorp, Inc.*	21,724	218,652
Hawthorn Bancshares, Inc.	400	9,532
Heartland Financial USA, Inc.	20,100	899,274
Heritage Commerce Corp.	19,900	233,925
Heritage Financial Corp.	28,662	772,728
Hilltop Holdings, Inc.	42,000	1,003,380
Home BancShares, Inc.	97,101	1,825,013
HomeTrust Bancshares, Inc.	10,200	265,914
Hope Bancorp, Inc.	73,614	1,055,625
Horizon Bancorp, Inc.	16,950	294,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Howard Bancorp, Inc.*	900	$15,021
IBERIABANK Corp.	33,985	2,567,227
Independent Bank Corp.	11,600	247,254
Independent Bank Corp./MA	17,840	1,331,756
Independent Bank Group, Inc.	24,355	1,281,317
International Bancshares Corp.	31,390	1,212,282
Investar Holding Corp.	500	11,900
Investors Bancorp, Inc.	139,840	1,588,582
Lakeland Bancorp, Inc.	23,635	364,688
Lakeland Financial Corp.	13,800	606,924
LCNB Corp.	5,800	102,892
LegacyTexas Financial Group, Inc.	25,560	1,112,627
Level One Bancorp, Inc.	100	2,412
Live Oak Bancshares, Inc.(x)	20,300	367,430
Macatawa Bank Corp.	17,900	185,981
Mackinac Financial Corp.	400	6,184
MainStreet Bancshares, Inc.*	700	14,735
Mercantile Bank Corp.	8,400	275,520
Metropolitan Bank Holding Corp.*	1,200	47,196
Mid Penn Bancorp, Inc.	400	10,252
Midland States Bancorp, Inc.	10,900	283,945
MidWestOne Financial Group, Inc.	6,100	186,172
MutualFirst Financial, Inc.	3,600	113,472
MVB Financial Corp.	200	3,970
National Bank Holdings Corp., Class A	23,000	786,370
National Bankshares, Inc.	4,200	168,210
NBT Bancorp, Inc.	24,582	899,455
Nicolet Bankshares, Inc.*	3,600	239,652
Northeast Bank	500	11,085
Northrim Bancorp, Inc.	5,200	206,284
OFG Bancorp	38,600	845,340
Ohio Valley Banc Corp.	100	3,649
Old Line Bancshares, Inc.	7,600	220,476
Old National Bancorp	98,605	1,696,499
Old Second Bancorp, Inc.	18,400	224,848
Opus Bank	11,800	256,886
Origin Bancorp, Inc.(x)	9,700	327,278
Orrstown Financial Services, Inc.	1,000	21,900
Pacific Mercantile Bancorp*	2,500	18,775
Pacific Premier Bancorp, Inc.	34,693	1,082,075
Park National Corp.	7,648	725,107
Parke Bancorp, Inc.	500	11,110
PCB Bancorp	800	13,160
Peapack Gladstone Financial Corp.	9,100	255,073
Penns Woods Bancorp, Inc.	3,400	157,250
Peoples Bancorp of North Carolina, Inc.	20	594
Peoples Bancorp, Inc.	8,820	280,564
Peoples Financial Services Corp.	4,100	185,689
People’s Utah Bancorp	8,000	226,320
Preferred Bank	7,000	366,660
Premier Financial Bancorp, Inc.	8,012	137,566
QCR Holdings, Inc.	7,300	277,254
RBB Bancorp	2,300	45,287
Red River Bancshares, Inc.*	100	4,337
Reliant Bancorp, Inc.	400	9,592
Renasant Corp.	32,281	1,130,158
Republic Bancorp, Inc., Class A	5,400	234,630
Republic First Bancorp, Inc.*	32,200	135,240
S&T Bancorp, Inc.	20,325	742,472
Sandy Spring Bancorp, Inc.	18,648	628,624
SB One Bancorp	600	13,536
Seacoast Banking Corp. of Florida*	32,100	812,451
Select Bancorp, Inc.*	200	2,320
ServisFirst Bancshares, Inc.	25,200	835,380
Shore Bancshares, Inc.	8,100	124,821
Sierra Bancorp	6,766	179,705
Simmons First National Corp., Class A	50,528	1,258,147
SmartFinancial, Inc.*	700	14,581
South Plains Financial, Inc.	700	11,410
South State Corp.	20,052	1,509,916
Southern First Bancshares, Inc.*	4,400	175,340
Southern National Bancorp of Virginia, Inc.	8,700	133,893
Southside Bancshares, Inc.	16,089	548,796
Spirit of Texas Bancshares, Inc.*	1,500	32,325
Stock Yards Bancorp, Inc.	12,150	445,784
Summit Financial Group, Inc.	5,700	145,920
Tompkins Financial Corp.	8,300	673,379
Towne Bank	43,621	1,212,882
TriCo Bancshares	22,012	799,036
TriState Capital Holdings, Inc.*	11,600	244,064
Triumph Bancorp, Inc.*	18,500	589,965
Trustmark Corp.	38,680	1,319,375
UMB Financial Corp.	25,418	1,641,494
Union Bankshares, Inc.	1,900	59,964
United Bankshares, Inc.	54,273	2,055,319
United Community Banks, Inc.	51,100	1,448,685
United Security Bancshares	600	6,312
Univest Financial Corp.	14,525	370,533
Valley National Bancorp	198,446	2,157,108
Veritex Holdings, Inc.	29,770	722,369
Washington Trust Bancorp, Inc.	9,900	478,269
WesBanco, Inc.	36,306	1,356,755
West Bancorporation, Inc.	9,800	213,052
Westamerica Bancorp	14,174	881,339

		105,907,729

Capital Markets (1.5%)
Ares Management Corp.	36,400	975,884
Artisan Partners Asset Management, Inc., Class A	38,000	1,073,120
Associated Capital Group, Inc., Class A(x)	4,200	149,478
B. Riley Financial, Inc.	6,874	162,364
Blucora, Inc.*	26,800	579,952
Brightsphere Investment Group, Inc.	45,300	448,923
Cohen & Steers, Inc.	12,009	659,654
Cowen, Inc., Class A(x)*	15,650	240,854
Diamond Hill Investment Group, Inc.	1,713	236,617
Donnelley Financial Solutions, Inc.*	18,700	230,384
Federated Investors, Inc., Class B	54,100	1,753,381
Focus Financial Partners, Inc., Class A*	17,124	407,551
GAIN Capital Holdings, Inc.(x)	29,300	154,704
GAMCO Investors, Inc., Class A	7,400	144,670
Greenhill & Co., Inc.	15,100	198,112
Hamilton Lane, Inc., Class A	12,300	700,608
Houlihan Lokey, Inc.	24,200	1,091,420
INTL. FCStone, Inc.*	8,600	353,116
Ladenburg Thalmann Financial Services, Inc.	63,700	150,969
Moelis & Co., Class A	26,900	883,665
Oppenheimer Holdings, Inc., Class A	7,400	222,444
Piper Jaffray Cos.	8,300	626,484
PJT Partners, Inc., Class A	18,400	748,880
Pzena Investment Management, Inc., Class A	12,411	110,706
Safeguard Scientifics, Inc.*	10,200	115,668
Sculptor Capital Management, Inc.(x)	6,000	116,880
Siebert Financial Corp.*	400	3,680
Stifel Financial Corp.	43,586	2,500,965
Virtus Investment Partners, Inc.	5,978	660,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Waddell & Reed Financial, Inc., Class A(x)	44,900	$771,382
Westwood Holdings Group, Inc.	5,697	157,636
WisdomTree Investments, Inc.	68,000	355,300

		16,986,438

Consumer Finance (0.7%)
Curo Group Holdings Corp.(x)*	12,300	163,344
Elevate Credit, Inc.*	2,200	9,262
Encore Capital Group, Inc.(x)*	15,600	519,870
Enova International, Inc.*	19,213	398,670
EZCORP, Inc., Class A(x)*	24,996	161,349
FirstCash, Inc.	23,535	2,157,454
Green Dot Corp., Class A*	32,400	818,100
LendingClub Corp.*	37,200	486,576
Medallion Financial Corp.(x)*	3,300	21,120
Nelnet, Inc., Class A	11,569	735,788
PRA Group, Inc.*	28,848	974,774
Regional Management Corp.*	7,200	202,752
World Acceptance Corp.*	3,481	443,862

		7,092,921

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	16,281	324,643
Cannae Holdings, Inc.*	37,800	1,038,366
FGL Holdings	79,200	632,016
GWG Holdings, Inc.(x)*	700	6,986
Marlin Business Services Corp.	6,000	151,140
On Deck Capital, Inc.*	54,000	181,440

		2,334,591

Insurance (2.5%)
Ambac Financial Group, Inc.*	25,900	506,345
American Equity Investment Life Holding Co.	49,493	1,197,731
AMERISAFE, Inc.	10,900	720,599
Argo Group International Holdings Ltd.	18,985	1,333,506
Citizens, Inc.(x)*	30,349	208,498
CNO Financial Group, Inc.	102,901	1,628,923
Crawford & Co., Class A	1,200	13,056
Donegal Group, Inc., Class A	10,844	158,973
eHealth, Inc.*	15,100	1,008,529
Employers Holdings, Inc.	19,701	858,570
Enstar Group Ltd.*	6,488	1,232,201
FBL Financial Group, Inc., Class A	5,600	333,256
FedNat Holding Co.	11,600	162,284
Genworth Financial, Inc., Class A*	284,700	1,252,680
Global Indemnity Ltd.	5,300	132,341
Goosehead Insurance, Inc., Class A(x)	5,600	276,360
Greenlight Capital Re Ltd., Class A*	22,793	239,327
Hallmark Financial Services, Inc.*	3,800	72,694
HCI Group, Inc.	5,100	214,404
Health Insurance Innovations, Inc., Class A(x)*	14,600	363,978
Heritage Insurance Holdings, Inc.	18,300	273,585
Horace Mann Educators Corp.	23,037	1,067,304
Independence Holding Co.	1,700	65,603
Investors Title Co.	1,200	192,120
James River Group Holdings Ltd.	16,800	860,832
Kinsale Capital Group, Inc.	10,900	1,126,079
MBIA, Inc.*	75,500	696,865
National General Holdings Corp.	49,100	1,130,282
National Western Life Group, Inc., Class A	1,300	348,881
NI Holdings, Inc.*	900	15,426
Palomar Holdings, Inc.*	2,900	114,318
ProAssurance Corp.	29,700	1,196,019
Protective Insurance Corp., Class B	8,423	146,981
RLI Corp.	21,796	2,025,066
Safety Insurance Group, Inc.	8,275	838,506
Selective Insurance Group, Inc.	32,632	2,453,600
State Auto Financial Corp.	8,834	286,133
Stewart Information Services Corp.	12,627	489,801
Third Point Reinsurance Ltd.*	51,900	518,481
Tiptree, Inc.	12,500	91,000
Trupanion, Inc.(x)*	21,800	554,156
United Fire Group, Inc.	12,364	580,861
United Insurance Holdings Corp.	17,000	237,830
Universal Insurance Holdings, Inc.	17,900	536,821
Watford Holdings Ltd.(x)*	4,000	107,800

		27,868,605

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
AG Mortgage Investment Trust, Inc. (REIT)	15,300	231,795
Anworth Mortgage Asset Corp. (REIT)	60,811	200,676
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	1,648,754
Ares Commercial Real Estate Corp. (REIT)	16,300	248,249
Arlington Asset Investment Corp. (REIT), Class A(x)	31,200	171,288
ARMOUR Residential REIT, Inc. (REIT)	33,701	564,492
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	71,400	2,559,690
Capstead Mortgage Corp. (REIT)	54,837	403,052
Cherry Hill Mortgage Investment Corp. (REIT)	9,500	124,450
Colony Credit Real Estate, Inc. (REIT)	46,900	678,174
Dynex Capital, Inc. (REIT)(x)	17,866	264,060
Ellington Financial, Inc. (REIT)	11,300	204,191
Exantas Capital Corp. (REIT)	21,948	249,549
Granite Point Mortgage Trust, Inc. (REIT)	41,700	781,458
Great Ajax Corp. (REIT)	12,700	196,850
Invesco Mortgage Capital, Inc. (REIT)	84,894	1,299,727
KKR Real Estate Finance Trust, Inc. (REIT)	13,300	259,749
Ladder Capital Corp. (REIT)	64,748	1,118,198
New York Mortgage Trust, Inc. (REIT)	148,000	901,320
Orchid Island Capital, Inc. (REIT)(x)	46,500	267,375
PennyMac Mortgage Investment Trust (REIT)	42,545	945,775
Ready Capital Corp. (REIT)	9,500	151,240
Redwood Trust, Inc. (REIT)	54,391	892,556
TPG RE Finance Trust, Inc. (REIT)	28,000	555,520
Western Asset Mortgage Capital Corp. (REIT)	25,800	248,970

		15,167,158

Thrifts & Mortgage Finance (2.2%)
Axos Financial, Inc.*	34,400	951,160
Bridgewater Bancshares, Inc.*	3,900	46,566
Capitol Federal Financial, Inc.	78,400	1,080,352
Columbia Financial, Inc.*	27,700	437,383
Dime Community Bancshares, Inc.	17,901	383,260
Entegra Financial Corp.*	200	6,008
ESSA Bancorp, Inc.	500	8,210
Essent Group Ltd.	53,700	2,559,879
Federal Agricultural Mortgage Corp., Class C	4,300	351,138
First Defiance Financial Corp.	9,500	275,168
Flagstar Bancorp, Inc.	22,600	844,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
FS Bancorp, Inc.	200	$10,500
Hingham Institution for Savings	1,100	207,900
Home Bancorp, Inc.	4,900	191,051
HomeStreet, Inc.*	14,700	401,604
Kearny Financial Corp.	64,511	841,223
Luther Burbank Corp.	4,800	54,384
Merchants Bancorp	3,600	59,544
Meridian Bancorp, Inc.	31,000	581,250
Meta Financial Group, Inc.	20,800	678,288
MMA Capital Holdings, Inc.*	300	9,000
Mr Cooper Group, Inc.(x)*	35,388	375,821
NMI Holdings, Inc., Class A*	34,800	913,848
Northfield Bancorp, Inc.	24,183	388,379
Northwest Bancshares, Inc.	55,110	903,253
OceanFirst Financial Corp.	33,479	790,104
Ocwen Financial Corp.*	123,300	231,804
OP Bancorp	200	1,956
Oritani Financial Corp.	22,150	391,944
PCSB Financial Corp.	1,300	25,987
PDL Community Bancorp*	600	8,436
PennyMac Financial Services, Inc.*	24,200	735,196
Provident Financial Holdings, Inc.	400	8,300
Provident Financial Services, Inc.	38,216	937,439
Prudential Bancorp, Inc.	200	3,402
Radian Group, Inc.	123,600	2,823,024
Riverview Bancorp, Inc.	1,100	8,118
Southern Missouri Bancorp, Inc.	5,300	193,079
Sterling Bancorp, Inc.	4,300	41,968
Territorial Bancorp, Inc.	6,195	177,053
Timberland Bancorp, Inc.	500	13,750
TrustCo Bank Corp.	52,454	427,500
United Community Financial Corp.	26,200	282,436
United Financial Bancorp, Inc.	28,760	391,999
Walker & Dunlop, Inc.	15,845	886,211
Washington Federal, Inc.	52,200	1,930,878
Waterstone Financial, Inc.	14,300	245,674
Western New England Bancorp, Inc.	17,400	165,822
WSFS Financial Corp.	29,553	1,303,287

		24,584,646

Total Financials		199,942,088

Health Care (15.7%)
Biotechnology (6.8%)
Abeona Therapeutics, Inc.(x)*	23,500	53,110
ACADIA Pharmaceuticals, Inc.*	62,700	2,256,573
Acceleron Pharma, Inc.*	25,500	1,007,505
Achillion Pharmaceuticals, Inc.*	82,700	297,720
Acorda Therapeutics, Inc.*	35,435	101,698
Adamas Pharmaceuticals, Inc.(x)*	21,100	107,926
ADMA Biologics, Inc.(x)*	13,300	59,185
Aduro Biotech, Inc.*	47,900	50,774
Adverum Biotechnologies, Inc.(x)*	30,000	163,500
Aeglea BioTherapeutics, Inc.*	5,900	45,371
Affimed NV*	10,200	29,988
Agenus, Inc.*	71,800	185,244
AgeX Therapeutics, Inc.(x)*	6,450	12,642
Aimmune Therapeutics, Inc.(x)*	24,200	506,748
Akcea Therapeutics, Inc.(x)*	10,600	163,134
Akebia Therapeutics, Inc.*	48,735	191,041
Albireo Pharma, Inc.*	3,000	60,000
Alder Biopharmaceuticals, Inc.(x)*	47,700	899,622
Aldeyra Therapeutics, Inc.(x)*	7,600	40,052
Alector, Inc.*	8,200	118,244
Allakos, Inc.(x)*	9,800	770,574
Allogene Therapeutics, Inc.(x)*	21,951	598,275
AMAG Pharmaceuticals, Inc.(x)*	30,800	355,740
Amicus Therapeutics, Inc.*	131,000	1,050,620
AnaptysBio, Inc.*	13,900	486,361
Anavex Life Sciences Corp.(x)*	3,500	11,060
Anika Therapeutics, Inc.*	11,100	609,279
Apellis Pharmaceuticals, Inc.*	27,300	657,657
Arcus Biosciences, Inc.*	13,700	124,670
Ardelyx, Inc.*	35,300	165,910
Arena Pharmaceuticals, Inc.*	27,733	1,269,339
ArQule, Inc.*	57,700	413,709
Arrowhead Pharmaceuticals, Inc.(x)*	60,500	1,704,890
Assembly Biosciences, Inc.*	13,800	135,654
Atara Biotherapeutics, Inc.*	22,700	320,524
Athenex, Inc.(x)*	33,500	407,527
Athersys, Inc.(x)*	75,400	100,282
Audentes Therapeutics, Inc.*	24,800	696,632
Avid Bioservices, Inc.(x)*	12,200	64,660
Avrobio, Inc.*	13,500	190,620
Axcella Health, Inc.(x)*	600	3,396
Beyondspring, Inc.*	1,400	25,340
BioCryst Pharmaceuticals, Inc.*	73,900	211,723
Biohaven Pharmaceutical Holding Co. Ltd.*	23,100	963,732
BioSpecifics Technologies Corp.*	4,000	214,080
Bioxcel Therapeutics, Inc.*	400	2,816
Blueprint Medicines Corp.*	27,600	2,027,772
Calithera Biosciences, Inc.*	27,400	84,666
Calyxt, Inc.(x)*	7,800	43,992
CareDx, Inc.*	23,300	526,813
CASI Pharmaceuticals, Inc.(x)*	17,000	56,780
Catalyst Pharmaceuticals, Inc.*	74,300	394,533
Celcuity, Inc.*	600	10,188
Cellular Biomedicine Group, Inc.*	3,000	44,580
CEL-SCI Corp.(x)*	16,300	145,722
Checkpoint Therapeutics, Inc.*	1,200	2,988
ChemoCentryx, Inc.*	30,800	208,824
Chimerix, Inc.*	40,800	95,880
Clovis Oncology, Inc.(x)*	24,700	97,071
Coherus Biosciences, Inc.(x)*	41,300	836,738
Concert Pharmaceuticals, Inc.*	16,800	98,784
Constellation Pharmaceuticals, Inc.*	2,600	16,796
Corbus Pharmaceuticals Holdings, Inc.(x)*	43,200	210,384
Cortexyme, Inc.(x)*	2,500	62,325
Crinetics Pharmaceuticals, Inc.(x)*	5,000	75,200
Cue Biopharma, Inc.*	1,600	13,488
Cyclerion Therapeutics, Inc.*	10,720	129,926
Cytokinetics, Inc.*	25,200	286,776
CytomX Therapeutics, Inc.*	29,300	216,234
Deciphera Pharmaceuticals, Inc.*	10,600	359,764
Denali Therapeutics, Inc.(x)*	25,300	387,596
Dicerna Pharmaceuticals, Inc.*	29,800	427,928
Dynavax Technologies Corp.(x)*	52,750	188,581
Eagle Pharmaceuticals, Inc.*	4,800	271,536
Editas Medicine, Inc.(x)*	25,500	579,870
Eidos Therapeutics, Inc.(x)*	7,400	266,178
Eiger BioPharmaceuticals, Inc.*	4,500	46,125
Emergent BioSolutions, Inc.*	24,800	1,296,544
Enanta Pharmaceuticals, Inc.*	8,800	528,704
Enochian Biosciences, Inc.(x)*	400	2,200
Epizyme, Inc.*	45,600	470,364
Esperion Therapeutics, Inc.*	12,800	469,248
Evelo Biosciences, Inc.(x)*	4,500	27,450
Fate Therapeutics, Inc.*	27,900	433,287
FibroGen, Inc.*	48,200	1,782,436
Five Prime Therapeutics, Inc.*	26,900	104,237
Flexion Therapeutics, Inc.(x)*	28,000	383,740
Forty Seven, Inc.*	13,200	84,744
G1 Therapeutics, Inc.*	19,100	435,098
Galectin Therapeutics, Inc.(x)*	3,000	11,010
Genomic Health, Inc.*	15,212	1,031,678
Geron Corp.(x)*	90,511	120,380
Global Blood Therapeutics, Inc.*	34,000	1,649,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GlycoMimetics, Inc.*	25,400	$109,474
Gossamer Bio, Inc.*	9,100	152,789
Gritstone Oncology, Inc.(x)*	7,900	68,217
Halozyme Therapeutics, Inc.*	82,135	1,273,914
Harpoon Therapeutics, Inc.(x)*	1,200	16,392
Heron Therapeutics, Inc.*	53,600	991,600
Homology Medicines, Inc.(x)*	10,900	197,290
Hookipa Pharma, Inc.*	600	4,500
ImmunoGen, Inc.*	125,368	303,391
Immunomedics, Inc.*	99,000	1,312,740
Inovio Pharmaceuticals, Inc.(x)*	63,900	130,995
Insmed, Inc.*	42,200	744,408
Intellia Therapeutics, Inc.(x)*	26,700	356,445
Intercept Pharmaceuticals, Inc.*	16,400	1,088,304
Intrexon Corp.(x)*	38,800	221,936
Invitae Corp.*	49,000	944,230
Iovance Biotherapeutics, Inc.*	65,900	1,199,380
Ironwood Pharmaceuticals, Inc.*	105,700	907,435
Jounce Therapeutics, Inc.*	23,900	79,587
Kadmon Holdings, Inc.(x)*	38,300	96,516
KalVista Pharmaceuticals, Inc.*	3,400	39,440
Karyopharm Therapeutics, Inc.*	42,200	405,964
Kezar Life Sciences, Inc.*	5,500	18,040
Kindred Biosciences, Inc.*	14,100	96,585
Kiniksa Pharmaceuticals Ltd., Class A*	8,200	69,782
Kodiak Sciences, Inc.*	5,000	71,900
Krystal Biotech, Inc.(x)*	4,200	145,845
Kura Oncology, Inc.*	13,000	197,210
La Jolla Pharmaceutical Co.(x)*	47,400	417,120
Lexicon Pharmaceuticals, Inc.(x)*	39,111	117,724
Ligand Pharmaceuticals, Inc.*	12,826	1,276,700
Lineage Cell Therapeutics, Inc.(x)*	50,200	49,196
LogicBio Therapeutics, Inc.*	1,200	12,972
MacroGenics, Inc.*	38,600	492,536
Madrigal Pharmaceuticals, Inc.(x)*	6,500	560,430
Magenta Therapeutics, Inc.*	5,100	52,326
MannKind Corp.(x)*	64,700	80,875
Marker Therapeutics, Inc.(x)*	6,200	31,682
Medicines Co. (The)(x)*	38,687	1,934,350
MediciNova, Inc.(x)*	11,700	93,074
MEI Pharma, Inc.*	3,900	6,552
MeiraGTx Holdings plc*	5,300	84,535
Mersana Therapeutics, Inc.*	5,500	8,690
Millendo Therapeutics, Inc.(x)*	600	4,266
Minerva Neurosciences, Inc.*	40,100	310,775
Mirati Therapeutics, Inc.*	14,100	1,098,531
Molecular Templates, Inc.*	1,800	11,862
Momenta Pharmaceuticals, Inc.*	54,428	705,387
Mustang Bio, Inc.*	2,900	9,454
Myriad Genetics, Inc.*	39,200	1,122,296
Natera, Inc.*	31,700	1,039,760
Neon Therapeutics, Inc.(x)*	1,200	2,064
NextCure, Inc.*	1,300	40,105
Novavax, Inc.(x)*	24,962	125,309
Oncocyte Corp.*	3,600	7,560
OPKO Health, Inc.(x)*	179,600	375,364
Organogenesis Holdings, Inc.(x)*	800	5,256
Palatin Technologies, Inc.*	84,600	76,884
PDL BioPharma, Inc.(x)*	111,727	241,330
Pfenex, Inc.*	3,000	25,320
PhaseBio Pharmaceuticals, Inc.(x)*	1,500	6,255
Pieris Pharmaceuticals, Inc.*	23,400	79,794
PolarityTE, Inc.(x)*	15,800	51,034
Portola Pharmaceuticals, Inc.(x)*	36,400	976,248
Precision BioSciences, Inc.(x)*	4,900	41,111
Principia Biopharma, Inc.*	5,100	144,024
Progenics Pharmaceuticals, Inc.*	47,900	242,135
Protagonist Therapeutics, Inc.*	4,700	56,447
Prothena Corp. plc*	25,700	201,488
PTC Therapeutics, Inc.*	32,400	1,095,768
Puma Biotechnology, Inc.*	28,800	310,032
Ra Pharmaceuticals, Inc.*	14,800	350,020
Radius Health, Inc.*	25,500	656,625
Recro Pharma, Inc.*	11,800	130,744
REGENXBIO, Inc.*	22,800	811,680
Repligen Corp.*	26,800	2,055,292
Replimune Group, Inc.*	4,200	58,380
Retrophin, Inc.*	19,700	228,323
Rhythm Pharmaceuticals, Inc.*	9,300	200,787
Rigel Pharmaceuticals, Inc.*	83,040	155,285
Rocket Pharmaceuticals, Inc.*	14,700	171,255
Rubius Therapeutics, Inc.(x)*	18,900	148,365
Sangamo Therapeutics, Inc.*	56,600	512,230
Savara, Inc.*	22,900	60,685
Scholar Rock Holding Corp.(x)*	8,100	72,495
Seres Therapeutics, Inc.*	36,500	146,365
Solid Biosciences, Inc.(x)*	17,200	177,848
Sorrento Therapeutics, Inc.(x)*	72,100	154,294
Spark Therapeutics, Inc.*	20,269	1,965,688
Spectrum Pharmaceuticals, Inc.*	55,265	458,423
Spero Therapeutics, Inc.*	1,500	15,900
Stemline Therapeutics, Inc.*	16,200	168,642
Sutro Biopharma, Inc.*	1,400	12,726
Syndax Pharmaceuticals, Inc.*	12,400	92,628
Synlogic, Inc.*	4,100	9,389
Synthorx, Inc.*	3,800	61,826
Syros Pharmaceuticals, Inc.*	10,400	107,952
TCR2 Therapeutics, Inc.*	1,300	19,539
TG Therapeutics, Inc.(x)*	55,300	310,510
Tocagen, Inc.(x)*	7,300	4,836
Translate Bio, Inc.*	9,400	93,154
Turning Point Therapeutics, Inc.*	5,000	188,000
Twist Bioscience Corp.*	12,000	286,560
Tyme Technologies, Inc.(x)*	36,300	43,197
Ultragenyx Pharmaceutical, Inc.*	34,600	1,480,188
UNITY Biotechnology, Inc.(x)*	21,800	132,980
UroGen Pharma Ltd.(x)*	10,600	252,598
Vanda Pharmaceuticals, Inc.*	34,600	459,488
VBI Vaccines, Inc.*	47,400	22,335
Veracyte, Inc.*	26,400	633,600
Vericel Corp.*	21,900	331,566
Viking Therapeutics, Inc.(x)*	31,000	213,280
Voyager Therapeutics, Inc.*	14,200	244,382
X4 Pharmaceuticals, Inc.*	300	3,813
XBiotech, Inc.*	3,700	38,702
Xencor, Inc.*	32,200	1,086,106
Y-mAbs Therapeutics, Inc.*	5,200	135,512
ZIOPHARM Oncology, Inc.(x)*	89,225	381,883

		75,164,991

Health Care Equipment & Supplies (3.8%)
Accuray, Inc.*	61,847	171,316
Alphatec Holdings, Inc.*	2,100	10,542
AngioDynamics, Inc.*	16,200	298,404
Antares Pharma, Inc.*	78,900	263,921
Apyx Medical Corp.*	2,500	16,925
AtriCure, Inc.*	27,700	690,838
Atrion Corp.	800	623,336
Avanos Medical, Inc.*	26,300	985,198
Avedro, Inc.*	1,900	43,130
Axogen, Inc.*	22,400	279,552
Axonics Modulation Technologies, Inc.(x)*	6,200	166,904
BioLife Solutions, Inc.*	3,800	63,175
BioSig Technologies, Inc.(x)*	2,500	20,625
Cardiovascular Systems, Inc.*	18,300	869,616
Cerus Corp.*	67,100	345,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Conformis, Inc.*	15,600	$29,016
CONMED Corp.	15,787	1,517,920
Corindus Vascular Robotics, Inc.*	51,200	219,136
CryoLife, Inc.*	18,068	490,546
CryoPort, Inc.(x)*	13,200	215,886
Cutera, Inc.*	12,100	353,683
CytoSorbents Corp.(x)*	6,500	32,695
ElectroCore, Inc.(x)*	6,300	13,797
GenMark Diagnostics, Inc.*	32,700	198,162
Glaukos Corp.*	18,900	1,181,439
Globus Medical, Inc., Class A*	48,000	2,453,760
Haemonetics Corp.*	29,408	3,709,525
Heska Corp.*	3,200	226,784
Inogen, Inc.*	9,400	450,354
Integer Holdings Corp.*	17,518	1,323,660
IntriCon Corp.(x)*	5,200	101,088
Invacare Corp.	24,500	183,750
iRadimed Corp.*	4,000	84,080
iRhythm Technologies, Inc.*	13,300	985,663
Lantheus Holdings, Inc.*	27,800	696,807
LeMaitre Vascular, Inc.	9,200	314,456
LivaNova plc*	27,800	2,051,362
Meridian Bioscience, Inc.	25,677	243,675
Merit Medical Systems, Inc.*	33,607	1,023,669
Mesa Laboratories, Inc.	1,700	404,209
Misonix, Inc.*	700	14,070
Natus Medical, Inc.*	19,400	617,696
Neogen Corp.*	27,822	1,894,956
Neuronetics, Inc.*	5,000	41,550
Nevro Corp.*	15,900	1,366,923
Novocure Ltd.*	47,900	3,581,962
NuVasive, Inc.*	28,409	1,800,562
OraSure Technologies, Inc.*	31,086	232,212
Orthofix Medical, Inc.*	10,000	530,200
OrthoPediatrics Corp.*	5,800	204,508
Pulse Biosciences, Inc.(x)*	9,600	148,224
Quidel Corp.*	18,300	1,122,705
Rockwell Medical, Inc.(x)*	36,900	101,844
RTI Surgical Holdings, Inc.*	42,449	120,980
SeaSpine Holdings Corp.*	3,900	47,619
Senseonics Holdings, Inc.(x)*	73,700	72,852
Shockwave Medical, Inc.(x)*	4,100	122,713
SI-BONE, Inc.*	6,300	111,321
Sientra, Inc.(x)*	37,300	241,704
Silk Road Medical, Inc.(x)*	4,500	146,385
Soliton, Inc.(x)*	15,800	168,902
STAAR Surgical Co.(x)*	23,200	598,096
Surmodics, Inc.*	7,821	357,733
Tactile Systems Technology, Inc.*	8,700	368,184
Tandem Diabetes Care, Inc.*	31,400	1,851,972
TransEnterix, Inc.(x)*	130,800	81,070
TransMedics Group, Inc.(x)*	3,500	83,125
Utah Medical Products, Inc.	2,400	230,016
Vapotherm, Inc.*	2,900	27,463
Varex Imaging Corp.*	21,600	616,464
ViewRay, Inc.(x)*	40,600	117,740
Wright Medical Group NV*	69,033	1,424,151
Zynex, Inc.(x)	2,700	25,677

		41,826,084

Health Care Providers & Services (2.0%)
Addus HomeCare Corp.*	5,300	420,184
Amedisys, Inc.*	17,734	2,323,331
American Renal Associates Holdings, Inc.*	17,500	110,600
AMN Healthcare Services, Inc.*	27,200	1,565,632
Apollo Medical Holdings, Inc.(x)*	7,000	123,340
Avalon GloboCare Corp.*	1,400	2,618
BioTelemetry, Inc.*	22,700	924,571
Brookdale Senior Living, Inc.*	104,400	791,352
Catasys, Inc.(x)*	2,600	40,976
Community Health Systems, Inc.(x)*	90,000	324,000
CorVel Corp.*	7,300	552,610
Cross Country Healthcare, Inc.*	25,495	262,598
Diplomat Pharmacy, Inc.*	39,700	194,530
Ensign Group, Inc. (The)	28,800	1,365,984
Enzo Biochem, Inc.*	27,100	97,560
Genesis Healthcare, Inc.*	55,000	61,050
Hanger, Inc.*	20,500	417,790
HealthEquity, Inc.*	38,300	2,188,653
Joint Corp. (The)(x)*	4,100	76,301
LHC Group, Inc.*	17,207	1,954,027
Magellan Health, Inc.*	13,815	857,911
National HealthCare Corp.	7,200	589,320
National Research Corp.	7,625	440,344
Option Care Health, Inc.(x)*	86,300	276,160
Owens & Minor, Inc.	36,800	213,808
Patterson Cos., Inc.	45,800	816,156
PetIQ, Inc.(x)*	9,900	269,874
Providence Service Corp. (The)*	6,723	399,750
R1 RCM, Inc.*	57,500	513,475
RadNet, Inc.*	24,800	356,128
Select Medical Holdings Corp.*	59,303	982,651
Surgery Partners, Inc.(x)*	24,800	183,148
Tenet Healthcare Corp.*	58,200	1,287,384
Tivity Health, Inc.*	33,301	553,796
Triple-S Management Corp., Class B*	14,543	194,876
US Physical Therapy, Inc.	6,907	901,709

		22,634,197

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,141,920
Castlight Health, Inc., Class B*	60,150	84,812
Computer Programs & Systems, Inc.	8,902	201,274
Evolent Health, Inc., Class A*	37,700	271,063
HealthStream, Inc.*	13,000	336,570
HMS Holdings Corp.*	50,429	1,738,035
Inovalon Holdings, Inc., Class A(x)*	35,900	588,401
Inspire Medical Systems, Inc.*	8,200	500,364
NextGen Healthcare, Inc.*	30,276	474,425
Omnicell, Inc.*	23,155	1,673,412
OptimizeRx Corp.*	1,500	21,720
Simulations Plus, Inc.	5,500	190,850
Tabula Rasa HealthCare, Inc.(x)*	9,700	532,918
Teladoc Health, Inc.(x)*	40,400	2,735,888
Vocera Communications, Inc.(x)*	15,700	387,005

		10,878,657

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	13,100	243,267
Cambrex Corp.*	19,500	1,160,250
ChromaDex Corp.(x)*	6,700	26,365
Codexis, Inc.*	28,400	389,506
Fluidigm Corp.*	39,100	181,033
Luminex Corp.	21,519	444,367
Medpace Holdings, Inc.*	15,600	1,311,024
NanoString Technologies, Inc.*	14,700	317,373
NeoGenomics, Inc.*	45,400	868,048
Pacific Biosciences of California, Inc.*	115,600	596,496
Quanterix Corp.*	8,300	182,268
Syneos Health, Inc.*	35,200	1,872,992

		7,592,989

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.(x)*	10,700	23,540
Acer Therapeutics, Inc.(x)*	4,700	14,993
Aclaris Therapeutics, Inc.(x)*	31,500	34,020
Aerie Pharmaceuticals, Inc.(x)*	31,300	601,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Akorn, Inc.*	52,100	$197,980
Amneal Pharmaceuticals, Inc.*	70,766	205,221
Amphastar Pharmaceuticals, Inc.*	20,400	404,532
ANI Pharmaceuticals, Inc.*	4,350	317,028
Arvinas, Inc.*	6,600	142,230
Assertio Therapeutics, Inc.*	54,500	69,760
Axsome Therapeutics, Inc.(x)*	10,800	218,592
BioDelivery Sciences International, Inc.*	16,800	70,728
Cara Therapeutics, Inc.(x)*	25,400	464,312
Cerecor, Inc.(x)*	1,300	4,277
Chiasma, Inc.*	3,200	15,840
Collegium Pharmaceutical, Inc.*	21,500	246,820
Corcept Therapeutics, Inc.*	68,300	965,421
CorMedix, Inc.(x)*	3,600	22,968
Cymabay Therapeutics, Inc.*	57,700	295,424
Dermira, Inc.*	27,400	175,086
Dova Pharmaceuticals, Inc.(x)*	17,500	489,125
Eloxx Pharmaceuticals, Inc.*	7,900	35,708
Endo International plc*	125,100	401,571
Evofem Biosciences, Inc.(x)*	1,000	5,040
Evolus, Inc.(x)*	15,000	234,300
EyePoint Pharmaceuticals, Inc.(x)*	3,600	6,516
Innoviva, Inc.*	47,500	500,650
Intersect ENT, Inc.*	14,000	238,140
Intra-Cellular Therapies, Inc.(x)*	35,400	264,438
Kala Pharmaceuticals, Inc.(x)*	7,800	29,679
Lannett Co., Inc.(x)*	43,000	481,600
Liquidia Technologies, Inc.*	2,000	7,120
Mallinckrodt plc(x)*	46,000	110,860
Marinus Pharmaceuticals, Inc.*	8,200	12,628
Menlo Therapeutics, Inc.*	1,200	5,376
MyoKardia, Inc.*	25,100	1,308,965
NGM Biopharmaceuticals, Inc.(x)*	2,800	38,780
Ocular Therapeutix, Inc.(x)*	43,200	131,328
Odonate Therapeutics, Inc.*	5,400	140,562
Omeros Corp.(x)*	23,200	378,856
Optinose, Inc.(x)*	15,600	109,200
Osmotica Pharmaceuticals plc(x)*	3,500	13,440
Pacira BioSciences, Inc.*	20,600	784,242
Paratek Pharmaceuticals, Inc.(x)*	19,300	83,376
Phibro Animal Health Corp., Class A	9,050	193,037
Prestige Consumer Healthcare, Inc.*	29,800	1,033,762
Reata Pharmaceuticals, Inc., Class A*	10,400	835,016
resTORbio, Inc.(x)*	6,200	54,808
Revance Therapeutics, Inc.*	19,800	257,400
SIGA Technologies, Inc.*	21,800	111,616
Strongbridge Biopharma plc(x)*	1,800	4,302
Supernus Pharmaceuticals, Inc.*	26,500	728,220
TherapeuticsMD, Inc.(x)*	96,200	349,206
Theravance Biopharma, Inc.(x)*	23,000	448,040
Tricida, Inc.(x)*	12,300	379,701
Verrica Pharmaceuticals, Inc.*	2,600	38,376
WaVe Life Sciences Ltd.(x)*	9,600	197,088
Xeris Pharmaceuticals, Inc.(x)*	10,400	102,232
Zogenix, Inc.*	23,212	929,408
Zynerba Pharmaceuticals, Inc.(x)*	19,600	148,176

		16,112,246

Total Health Care		174,209,164

Industrials (16.0%)
Aerospace & Defense (1.3%)
AAR Corp.	19,012	783,485
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,985,043
AeroVironment, Inc.*	11,621	622,421
Astronics Corp.*	19,200	564,096
Axon Enterprise, Inc.*	33,600	1,907,808
Cubic Corp.	17,186	1,210,410
Ducommun, Inc.*	5,600	237,440
Kratos Defense & Security Solutions, Inc.*	48,500	901,857
Maxar Technologies, Inc.	39,400	299,440
Mercury Systems, Inc.*	30,200	2,451,334
Moog, Inc., Class A	18,353	1,488,795
National Presto Industries, Inc.	3,500	311,815
Park Aerospace Corp.	12,072	211,984
Parsons Corp.*	10,600	349,588
Triumph Group, Inc.	27,900	638,352
Vectrus, Inc.*	6,100	247,965
Wesco Aircraft Holdings, Inc.*	26,100	287,361

		14,499,194

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	617,988
Atlas Air Worldwide Holdings, Inc.*	14,327	361,470
Echo Global Logistics, Inc.*	13,800	312,570
Forward Air Corp.	17,140	1,092,161
Hub Group, Inc., Class A*	19,033	885,035
Radiant Logistics, Inc.*	28,900	149,413

		3,418,637

Airlines (0.5%)
Allegiant Travel Co.	7,577	1,133,974
Hawaiian Holdings, Inc.	30,300	795,678
Mesa Air Group, Inc.*	5,900	39,795
SkyWest, Inc.	29,400	1,687,560
Spirit Airlines, Inc.*	38,300	1,390,290

		5,047,297

Building Products (1.5%)
AAON, Inc.	23,200	1,065,808
Advanced Drainage Systems, Inc.	19,000	613,130
American Woodmark Corp.*	7,900	702,389
Apogee Enterprises, Inc.	15,900	619,941
Armstrong Flooring, Inc.*	18,000	115,020
Builders FirstSource, Inc.*	61,600	1,267,420
Caesarstone Ltd.	14,600	242,506
Continental Building Products, Inc.*	20,200	551,258
Cornerstone Building Brands, Inc.*	41,700	252,285
CSW Industrials, Inc.	8,300	572,949
Gibraltar Industries, Inc.*	18,200	836,108
Griffon Corp.	16,443	344,810
Insteel Industries, Inc.	7,200	147,816
JELD-WEN Holding, Inc.*	38,026	733,521
Masonite International Corp.*	17,000	986,000
Patrick Industries, Inc.*	13,725	588,528
PGT Innovations, Inc.*	32,300	557,821
Quanex Building Products Corp.	18,867	341,115
Simpson Manufacturing Co., Inc.	23,819	1,652,324
Trex Co., Inc.*	33,400	3,037,062
Universal Forest Products, Inc.	34,062	1,358,393

		16,586,204

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.	36,832	1,337,738
ACCO Brands Corp.	60,986	601,932
Advanced Disposal Services, Inc.*	40,500	1,319,085
Brady Corp., Class A	26,641	1,413,305
BrightView Holdings, Inc.*	17,800	305,270
Brink’s Co. (The)	28,200	2,339,190
Casella Waste Systems, Inc., Class A*	30,700	1,318,258
CECO Environmental Corp.*	17,000	118,745
Charah Solutions, Inc.*	500	1,060
Cimpress NV*	14,200	1,872,128
Covanta Holding Corp.	67,100	1,160,159
Deluxe Corp.	28,061	1,379,479
Ennis, Inc.	12,456	251,736
Healthcare Services Group, Inc.	39,669	963,560
Heritage-Crystal Clean, Inc.*	6,600	174,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Herman Miller, Inc.	34,391	$1,585,081
HNI Corp.	26,041	924,455
Interface, Inc.	40,298	581,903
Kimball International, Inc., Class B	20,200	389,860
Knoll, Inc.	26,658	675,780
LSC Communications, Inc.	28,700	39,606
Matthews International Corp., Class A	18,359	649,725
McGrath RentCorp	13,445	935,637
Mobile Mini, Inc.	24,495	902,886
MSA Safety, Inc.	20,007	2,182,964
NL Industries, Inc.*	6,645	24,985
NRC Group Holdings Corp.*	2,200	27,368
PICO Holdings, Inc.*	12,200	123,098
Pitney Bowes, Inc.	105,100	480,307
Quad/Graphics, Inc.	21,700	228,067
RR Donnelley & Sons Co.	37,200	140,244
SP Plus Corp.*	10,000	370,000
Steelcase, Inc., Class A	47,672	877,165
Team, Inc.*	12,800	231,040
Tetra Tech, Inc.	33,537	2,909,670
UniFirst Corp.	8,705	1,698,520
US Ecology, Inc.	12,300	786,462
Viad Corp.	11,124	746,977
VSE Corp.	4,100	139,769

		32,208,114

Construction & Engineering (1.1%)
Aegion Corp.*	21,262	454,582
Ameresco, Inc., Class A*	7,000	112,490
Arcosa, Inc.	27,500	940,775
Argan, Inc.	7,100	278,959
Comfort Systems USA, Inc.	20,743	917,463
Concrete Pumping Holdings, Inc.(x)*	3,500	13,895
Construction Partners, Inc., Class A*	4,200	65,436
Dycom Industries, Inc.*	17,516	894,192
EMCOR Group, Inc.	34,599	2,979,666
Granite Construction, Inc.	26,435	849,356
Great Lakes Dredge & Dock Corp.*	31,200	326,040
IES Holdings, Inc.*	4,900	100,891
MasTec, Inc.*	38,062	2,471,366
MYR Group, Inc.*	6,600	206,514
Northwest Pipe Co.*	700	19,705
NV5 Global, Inc.*	8,400	573,468
Primoris Services Corp.	21,700	425,537
Sterling Construction Co., Inc.*	2,900	38,135
Tutor Perini Corp.*	20,595	295,126
WillScot Corp.*	29,200	454,936

		12,418,532

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	2,200	77,682
American Superconductor Corp.*	4,900	38,416
Atkore International Group, Inc.*	26,200	795,170
AZZ, Inc.	14,586	635,366
Bloom Energy Corp., Class A(x)*	31,200	101,400
Encore Wire Corp.	11,628	654,424
Energous Corp.(x)*	8,600	28,509
EnerSys	25,039	1,651,072
Generac Holdings, Inc.*	35,400	2,773,236
Plug Power, Inc.(x)*	89,700	235,911
Powell Industries, Inc.	5,000	195,750
Preformed Line Products Co.	200	10,918
Sunrun, Inc.(x)*	67,000	1,119,235
Thermon Group Holdings, Inc.*	18,400	422,832
TPI Composites, Inc.*	16,300	305,625
Vicor Corp.*	9,400	277,488
Vivint Solar, Inc.(x)*	48,000	313,920

		9,636,954

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	696,838

Machinery (3.9%)
Actuant Corp., Class A	32,513	713,335
Alamo Group, Inc.	5,400	635,688
Albany International Corp., Class A	16,391	1,477,813
Altra Industrial Motion Corp.	33,531	928,641
Astec Industries, Inc.	10,543	327,887
Barnes Group, Inc.	29,106	1,500,123
Blue Bird Corp.*	5,400	102,789
Briggs & Stratton Corp.	27,844	168,735
Chart Industries, Inc.*	19,421	1,211,094
CIRCOR International, Inc.*	9,509	357,063
Columbus McKinnon Corp.	11,100	404,373
Commercial Vehicle Group, Inc.*	4,800	34,608
Douglas Dynamics, Inc.	12,500	557,125
Energy Recovery, Inc.(x)*	26,600	246,449
EnPro Industries, Inc.	12,954	889,292
ESCO Technologies, Inc.	14,552	1,157,757
Evoqua Water Technologies Corp.*	42,270	719,435
Federal Signal Corp.	34,400	1,126,256
Franklin Electric Co., Inc.	26,452	1,264,670
Gencor Industries, Inc.*	1,100	12,771
Gorman-Rupp Co. (The)	8,737	303,960
Graham Corp.	6,800	135,048
Greenbrier Cos., Inc. (The)	16,300	490,956
Harsco Corp.*	46,500	881,640
Helios Technologies, Inc.	20,950	849,941
Hillenbrand, Inc.	35,200	1,086,976
Hurco Cos., Inc.	3,300	106,161
Hyster-Yale Materials Handling, Inc.	5,700	311,961
John Bean Technologies Corp.	18,031	1,792,822
Kadant, Inc.	6,200	544,298
Kennametal, Inc.	44,700	1,374,078
LB Foster Co., Class A*	1,200	26,004
Lindsay Corp.	6,075	564,064
Luxfer Holdings plc	15,400	239,932
Lydall, Inc.*	9,700	241,627
Manitowoc Co., Inc. (The)*	17,975	224,688
Meritor, Inc.*	47,235	873,848
Milacron Holdings Corp.*	38,700	645,129
Miller Industries, Inc.	6,600	219,780
Mueller Industries, Inc.	32,514	932,502
Mueller Water Products, Inc., Class A	89,493	1,005,901
Navistar International Corp.*	28,600	803,946
NN, Inc.	17,300	123,349
Omega Flex, Inc.	1,500	153,375
Park-Ohio Holdings Corp.	5,800	173,188
Proto Labs, Inc.*	16,900	1,725,490
RBC Bearings, Inc.*	14,700	2,438,877
REV Group, Inc.	23,500	268,605
Rexnord Corp.*	59,600	1,612,180
Spartan Motors, Inc.	15,400	211,288
SPX Corp.*	23,500	940,235
SPX FLOW, Inc.*	29,200	1,152,232
Standex International Corp.	7,279	530,930
Tennant Co.	11,231	794,032
Terex Corp.	35,900	932,323
Titan International, Inc.	25,500	68,850
TriMas Corp.*	26,900	824,485
Twin Disc, Inc.*	900	9,531
Wabash National Corp.	34,300	497,693
Watts Water Technologies, Inc., Class A	16,359	1,533,329
Welbilt, Inc.*	73,500	1,239,210

		42,720,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
Costamare, Inc.	27,500	$166,925
Eagle Bulk Shipping, Inc.*	13,100	57,313
Genco Shipping & Trading Ltd.*	11,600	106,720
Matson, Inc.	24,800	930,248
Safe Bulkers, Inc.*	7,400	12,950
Scorpio Bulkers, Inc.	37,000	224,960

		1,499,116

Professional Services (1.6%)
Acacia Research Corp.*	29,841	79,974
ASGN, Inc.*	29,200	1,835,512
Barrett Business Services, Inc.	3,300	293,106
BG Staffing, Inc.	1,900	36,309
CBIZ, Inc.*	27,400	643,900
CRA International, Inc.	4,800	201,456
Exponent, Inc.	29,292	2,047,511
Forrester Research, Inc.	5,300	170,342
Franklin Covey Co.*	6,400	224,000
FTI Consulting, Inc.*	23,500	2,490,765
GP Strategies Corp.*	7,000	89,880
Heidrick & Struggles International, Inc.	8,100	221,130
Huron Consulting Group, Inc.*	12,444	763,315
ICF International, Inc.	10,400	878,488
InnerWorkings, Inc.*	20,400	90,372
Insperity, Inc.	21,374	2,107,904
Kelly Services, Inc., Class A	16,534	400,453
Kforce, Inc.	12,100	457,803
Korn Ferry	32,852	1,269,401
Mistras Group, Inc.*	11,400	186,960
Navigant Consulting, Inc.	26,532	741,569
Resources Connection, Inc.	18,195	309,133
TriNet Group, Inc.*	28,100	1,747,539
TrueBlue, Inc.*	24,015	506,717
Upwork, Inc.*	31,100	413,786
Willdan Group, Inc.*	1,900	66,652

		18,273,977

Road & Rail (0.5%)
ArcBest Corp.	15,400	468,930
Avis Budget Group, Inc.*	33,300	941,058
Covenant Transportation Group, Inc., Class A*	7,600	124,944
Daseke, Inc.(x)*	7,400	18,500
Heartland Express, Inc.	29,355	631,426
Hertz Global Holdings, Inc.*	57,448	795,080
Marten Transport Ltd.	21,916	455,415
PAM Transportation Services, Inc.*	200	11,822
Roadrunner Transportation Systems, Inc.(x)*	1,400	14,504
Saia, Inc.*	13,800	1,293,060
Universal Logistics Holdings, Inc.	4,000	93,120
US Xpress Enterprises, Inc., Class A*	7,100	34,222
Werner Enterprises, Inc.	25,566	902,480
YRC Worldwide, Inc.(x)*	18,500	55,870

		5,840,431

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	604,601
Applied Industrial Technologies, Inc.	20,888	1,186,438
Beacon Roofing Supply, Inc.*	37,976	1,273,335
BlueLinx Holdings, Inc.(x)*	2,800	90,524
BMC Stock Holdings, Inc.*	46,400	1,214,752
CAI International, Inc.*	5,900	128,443
DXP Enterprises, Inc.*	7,000	243,040
EVI Industries, Inc.(x)	400	12,768
Foundation Building Materials, Inc.*	14,900	230,801
GATX Corp.	23,100	1,790,943
General Finance Corp.*	1,600	14,144
GMS, Inc.*	13,500	387,720
H&E Equipment Services, Inc.	17,900	516,594
Herc Holdings, Inc.*	13,900	646,489
Kaman Corp.	16,392	974,668
Lawson Products, Inc.*	1,400	54,222
MRC Global, Inc.*	58,200	705,966
NOW, Inc.*	60,500	693,935
Rush Enterprises, Inc., Class A	16,900	652,002
Rush Enterprises, Inc., Class B	4,400	175,692
SiteOne Landscape Supply, Inc.(x)*	22,300	1,650,646
Systemax, Inc.	10,771	237,070
Textainer Group Holdings Ltd.*	15,000	148,650
Titan Machinery, Inc.*	11,800	169,212
Transcat, Inc.*	800	20,488
Triton International Ltd.	29,200	988,128
Veritiv Corp.*	3,700	66,896
Willis Lease Finance Corp.*	1,000	55,380

		14,933,547

Total Industrials		177,779,209

Information Technology (13.3%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	21,200	1,386,480
ADTRAN, Inc.	23,906	271,214
Applied Optoelectronics, Inc.(x)*	11,500	129,030
CalAmp Corp.*	17,200	198,144
Calix, Inc.*	30,000	191,700
Casa Systems, Inc.*	18,400	144,532
Clearfield, Inc.*	7,600	90,060
Comtech Telecommunications Corp.	11,300	367,250
DASAN Zhone Solutions, Inc.*	1,500	13,740
Digi International, Inc.*	16,700	227,454
Extreme Networks, Inc.*	57,500	418,312
Harmonic, Inc.*	54,259	357,024
Infinera Corp.(x)*	86,261	470,122
Inseego Corp.(x)*	22,200	106,560
InterDigital, Inc.	19,925	1,045,465
KVH Industries, Inc.*	1,200	12,780
Lumentum Holdings, Inc.*	47,435	2,540,619
NETGEAR, Inc.*	18,629	600,226
NetScout Systems, Inc.*	51,154	1,179,611
Plantronics, Inc.	19,059	711,282
Ribbon Communications, Inc.*	37,148	216,944
TESSCO Technologies, Inc.	1,200	17,244
Viavi Solutions, Inc.*	132,700	1,858,464

		12,554,257

Electronic Equipment, Instruments & Components (2.5%)
Airgain, Inc.*	2,300	27,025
Akoustis Technologies, Inc.(x)*	9,700	75,175
Anixter International, Inc.*	16,658	1,151,401
Arlo Technologies, Inc.*	43,190	147,278
AVX Corp.	26,100	396,720
Badger Meter, Inc.	17,060	916,122
Bel Fuse, Inc., Class B	6,600	99,198
Belden, Inc.	25,035	1,335,367
Benchmark Electronics, Inc.	28,448	826,699
Coda Octopus Group, Inc.(x)*	6,000	49,260
CTS Corp.	18,000	582,480
Daktronics, Inc.	28,600	211,211
ePlus, Inc.*	7,300	555,457
Fabrinet*	20,000	1,046,000
FARO Technologies, Inc.*	10,567	510,914
Fitbit, Inc., Class A(x)*	100,000	381,000
II-VI, Inc.*	48,071	1,692,582
Insight Enterprises, Inc.*	20,443	1,138,471
Iteris, Inc.*	6,900	39,641
Itron, Inc.*	18,900	1,397,844
KEMET Corp.	26,200	476,316
Kimball Electronics, Inc.*	14,700	213,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Knowles Corp.*	50,700	$1,031,238
Methode Electronics, Inc.	20,900	703,076
MTS Systems Corp.	10,502	580,235
Napco Security Technologies, Inc.*	4,200	107,184
nLight, Inc.*	22,700	355,482
Novanta, Inc.*	19,300	1,577,196
OSI Systems, Inc.*	10,068	1,022,506
PAR Technology Corp.(x)*	3,300	78,441
PC Connection, Inc.	7,100	276,190
Plexus Corp.*	19,175	1,198,629
Rogers Corp.*	10,384	1,419,597
Sanmina Corp.*	42,200	1,355,042
ScanSource, Inc.*	15,039	459,441
Tech Data Corp.*	20,700	2,157,768
TTM Technologies, Inc.*	52,901	645,128
Vishay Intertechnology, Inc.	76,500	1,295,145
Vishay Precision Group, Inc.*	6,800	222,632
Wrap Technologies, Inc.(x)*	3,000	12,240

		27,766,628

IT Services (2.3%)
Brightcove, Inc.*	23,000	241,040
Carbonite, Inc.*	21,300	329,937
Cardtronics plc, Class A*	25,900	783,216
Cass Information Systems, Inc.	9,478	511,717
Conduent, Inc.*	97,900	608,938
CSG Systems International, Inc.	18,365	949,103
Endurance International Group Holdings, Inc.*	39,700	148,875
EVERTEC, Inc.	37,900	1,183,238
Evo Payments, Inc., Class A*	23,900	672,068
Exela Technologies, Inc.*	5,700	6,726
ExlService Holdings, Inc.*	18,700	1,252,152
GTT Communications, Inc.(x)*	19,500	183,690
Hackett Group, Inc. (The)	15,919	262,027
I3 Verticals, Inc., Class A*	6,600	132,792
Information Services Group, Inc.*	1,600	3,976
International Money Express, Inc.(x)*	3,800	52,212
KBR, Inc.	82,500	2,024,550
Limelight Networks, Inc.*	40,500	122,715
LiveRamp Holdings, Inc.*	37,785	1,623,244
ManTech International Corp., Class A	14,141	1,009,809
MAXIMUS, Inc.	36,868	2,848,422
NIC, Inc.	36,455	752,796
Paysign, Inc.(x)*	32,600	329,260
Perficient, Inc.*	21,700	837,186
Perspecta, Inc.	80,300	2,097,436
Presidio, Inc.	26,100	441,090
PRGX Global, Inc.*	700	3,605
Science Applications International Corp.	33,565	2,931,903
StarTek, Inc.*	1,800	11,646
Sykes Enterprises, Inc.*	21,699	664,857
TTEC Holdings, Inc.	7,425	355,509
Tucows, Inc., Class A(x)*	3,800	205,808
Unisys Corp.*	30,464	226,347
Verra Mobility Corp.*	55,700	799,295
Virtusa Corp.*	16,500	594,330

		25,201,515

Semiconductors & Semiconductor Equipment (2.6%)
Adesto Technologies Corp.(x)*	4,000	34,240
Advanced Energy Industries, Inc.*	22,703	1,303,379
Alpha & Omega Semiconductor Ltd.*	14,800	181,744
Ambarella, Inc.*	18,400	1,156,164
Amkor Technology, Inc.*	57,800	525,980
Axcelis Technologies, Inc.*	16,700	285,403
AXT, Inc.*	10,700	38,092
Brooks Automation, Inc.	39,150	1,449,725
Cabot Microelectronics Corp.	17,980	2,538,956
CEVA, Inc.*	11,400	340,404
Cirrus Logic, Inc.*	36,467	1,953,902
Cohu, Inc.	13,731	185,437
Diodes, Inc.*	21,908	879,606
DSP Group, Inc.*	3,500	49,298
Enphase Energy, Inc.*	64,500	1,433,835
FormFactor, Inc.*	39,481	736,123
GSI Technology, Inc.*	1,300	11,388
Ichor Holdings Ltd.*	7,200	174,096
Impinj, Inc.(x)*	9,500	292,885
Inphi Corp.*	29,200	1,782,660
Lattice Semiconductor Corp.*	68,900	1,259,837
MACOM Technology Solutions Holdings, Inc.*	23,213	498,963
MaxLinear, Inc.*	41,693	933,089
Nanometrics, Inc.*	9,800	319,676
NeoPhotonics Corp.*	42,800	260,652
NVE Corp.	2,643	175,363
PDF Solutions, Inc.*	14,000	182,980
Photronics, Inc.*	35,100	381,888
Power Integrations, Inc.	15,724	1,421,921
Rambus, Inc.*	62,400	819,000
Rudolph Technologies, Inc.*	17,200	453,392
Semtech Corp.*	37,096	1,803,237
Silicon Laboratories, Inc.*	23,700	2,638,995
SMART Global Holdings, Inc.*	10,800	275,184
SunPower Corp.(x)*	25,900	284,123
Synaptics, Inc.*	20,137	804,473
Ultra Clean Holdings, Inc.*	11,500	168,303
Veeco Instruments, Inc.*	26,786	312,860
Xperi Corp.	28,310	585,451

		28,932,704

Software (4.6%)
8x8, Inc.*	50,600	1,048,432
A10 Networks, Inc.*	26,700	185,298
ACI Worldwide, Inc.*	66,216	2,074,216
Agilysys, Inc.*	3,300	84,513
Alarm.com Holdings, Inc.*	20,800	970,112
Altair Engineering, Inc., Class A*	21,800	754,716
American Software, Inc., Class A	16,300	244,826
Appfolio, Inc., Class A*	8,200	780,148
Appian Corp.(x)*	17,600	836,000
Avaya Holdings Corp.*	58,500	598,455
Benefitfocus, Inc.*	15,600	371,436
Blackbaud, Inc.	27,087	2,447,040
Blackline, Inc.*	24,200	1,157,002
Bottomline Technologies DE, Inc.*	23,491	924,371
Box, Inc., Class A*	81,100	1,343,016
Carbon Black, Inc.*	31,600	821,284
ChannelAdvisor Corp.*	18,300	170,739
Cision Ltd.*	51,800	398,342
Cloudera, Inc.(x)*	167,511	1,484,147
CommVault Systems, Inc.*	22,214	993,188
Cornerstone OnDemand, Inc.*	34,800	1,907,736
Digimarc Corp.*	5,900	230,631
Digital Turbine, Inc.(x)*	30,600	197,217
Domo, Inc., Class B*	7,700	123,046
Ebix, Inc.(x)	14,500	610,450
eGain Corp.*	4,600	36,823
Envestnet, Inc.*	27,000	1,530,900
Everbridge, Inc.*	18,500	1,141,635
Five9, Inc.*	33,300	1,789,542
ForeScout Technologies, Inc.*	23,000	872,160
GTY Technology Holdings, Inc.(x)*	3,300	20,691
Ideanomics, Inc.(x)*	13,100	19,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Instructure, Inc.*	17,500	$677,950
Intelligent Systems Corp.(x)*	3,000	124,620
j2 Global, Inc.	27,578	2,504,634
LivePerson, Inc.*	40,600	1,449,420
Majesco*	300	2,532
MicroStrategy, Inc., Class A*	5,409	802,533
Mitek Systems, Inc.*	29,000	279,850
MobileIron, Inc.*	43,100	282,090
Model N, Inc.*	14,500	402,520
Monotype Imaging Holdings, Inc.	26,300	521,003
OneSpan, Inc.*	15,900	230,550
Phunware, Inc.(x)*	14,200	20,448
Progress Software Corp.	28,777	1,095,253
PROS Holdings, Inc.*	18,600	1,108,560
Q2 Holdings, Inc.*	23,300	1,837,671
QAD, Inc., Class A	5,100	235,518
Qualys, Inc.*	21,700	1,639,869
Rapid7, Inc.*	27,200	1,234,608
Rimini Street, Inc.*	2,000	8,760
SailPoint Technologies Holding, Inc.*	48,500	906,465
SecureWorks Corp., Class A(x)*	19,800	256,014
SharpSpring, Inc.*	3,400	32,980
ShotSpotter, Inc.*	3,300	75,999
SPS Commerce, Inc.*	19,200	903,744
SVMK, Inc.*	47,500	812,250
Synchronoss Technologies, Inc.*	6,500	35,100
Telaria, Inc.*	13,800	95,358
Telenav, Inc.*	22,100	105,638
Tenable Holdings, Inc.*	16,500	369,270
TiVo Corp.	67,194	511,682
Upland Software, Inc.*	12,700	442,722
Varonis Systems, Inc.*	15,600	932,568
Verint Systems, Inc.*	35,751	1,529,428
VirnetX Holding Corp.(x)*	7,800	42,120
Workiva, Inc.*	19,800	867,834
Yext, Inc.*	62,600	994,714
Zix Corp.*	19,300	139,732
Zuora, Inc., Class A(x)*	48,200	725,410

		50,405,244

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	60,700	494,705
AstroNova, Inc.	1,100	17,787
Avid Technology, Inc.*	19,300	119,467
Diebold Nixdorf, Inc.*	51,500	576,800
Immersion Corp.*	23,900	182,835
Sonim Technologies, Inc.(x)*	2,800	8,204
Stratasys Ltd.*	28,800	613,584

		2,013,382

Total Information Technology		146,873,730

Materials (3.8%)
Chemicals (1.9%)
Advanced Emissions Solutions, Inc.(x)	1,300	19,292
AdvanSix, Inc.*	17,200	442,384
American Vanguard Corp.	13,400	210,380
Amyris, Inc.(x)*	13,300	63,308
Balchem Corp.	17,985	1,783,932
Chase Corp.	4,100	448,499
Ferro Corp.*	52,173	618,772
Flotek Industries, Inc.*	13,700	30,140
FutureFuel Corp.	15,100	180,294
GCP Applied Technologies, Inc.*	40,100	771,925
Hawkins, Inc.	4,500	191,250
HB Fuller Co.	28,859	1,343,675
Ingevity Corp.*	24,100	2,044,644
Innophos Holdings, Inc.	10,313	334,760
Innospec, Inc.	13,600	1,212,304
Intrepid Potash, Inc.*	13,600	44,472
Koppers Holdings, Inc.*	10,713	312,927
Kraton Corp.*	17,000	548,930
Kronos Worldwide, Inc.	7,000	86,590
Livent Corp.*	83,771	560,428
LSB Industries, Inc.*	27,200	140,896
Marrone Bio Innovations, Inc.(x)*	2,000	2,820
Minerals Technologies, Inc.	19,850	1,053,837
OMNOVA Solutions, Inc.*	19,600	197,372
Orion Engineered Carbons SA(x)	33,700	563,127
PolyOne Corp.	48,200	1,573,730
PQ Group Holdings, Inc.*	21,400	341,116
Quaker Chemical Corp.	7,400	1,170,236
Rayonier Advanced Materials, Inc.	26,100	113,013
Sensient Technologies Corp.	25,525	1,752,291
Stepan Co.	11,288	1,095,613
Trecora Resources*	11,500	103,730
Tredegar Corp.	10,929	213,334
Trinseo SA	25,400	1,090,930
Tronox Holdings plc, Class A	49,000	406,700
Valhi, Inc.	3,000	5,700

		21,073,351

Construction Materials (0.2%)
Forterra, Inc.(x)*	20,300	146,769
Summit Materials, Inc., Class A*	63,188	1,402,774
United States Lime & Minerals, Inc.	500	38,250
US Concrete, Inc.(x)*	8,900	491,992

		2,079,785

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	556,983
Greif, Inc., Class B	3,400	154,904
Myers Industries, Inc.	19,400	342,410
UFP Technologies, Inc.*	3,300	127,380

		1,181,677

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	181,436	411,860
Allegheny Technologies, Inc.*	70,900	1,435,725
Carpenter Technology Corp.	28,500	1,472,310
Century Aluminum Co.*	30,100	199,713
Cleveland-Cliffs, Inc.(x)	165,230	1,192,961
Coeur Mining, Inc.*	103,336	497,046
Commercial Metals Co.	65,900	1,145,342
Compass Minerals International, Inc.	19,400	1,095,906
Gold Resource Corp.	51,800	157,990
Haynes International, Inc.	6,633	237,727
Hecla Mining Co.	242,709	427,168
Kaiser Aluminum Corp.	10,191	1,008,603
Materion Corp.	11,445	702,265
Mayville Engineering Co., Inc.*	500	6,595
Novagold Resources, Inc.*	130,900	794,563
Olympic Steel, Inc.	7,700	110,880
Ramaco Resources, Inc.*	1,400	5,229
Ryerson Holding Corp.*	18,000	153,540
Schnitzer Steel Industries, Inc., Class A	13,000	268,580
SunCoke Energy, Inc.*	49,410	278,672
Synalloy Corp.	200	3,190
TimkenSteel Corp.*	16,700	105,043
Warrior Met Coal, Inc.	23,900	466,528
Worthington Industries, Inc.	27,480	990,654

		13,168,090

Paper & Forest Products (0.4%)
Boise Cascade Co.	22,700	739,793
Clearwater Paper Corp.*	8,838	186,658
Louisiana-Pacific Corp.	82,748	2,033,946
Neenah, Inc.	9,500	618,640
PH Glatfelter Co.	28,215	434,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Schweitzer-Mauduit International, Inc.	16,964	$635,132
Verso Corp., Class A*	16,100	199,318

		4,847,716

Total Materials		42,350,619

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.3%)
Acadia Realty Trust (REIT)	45,373	1,296,760
Agree Realty Corp. (REIT)	21,300	1,558,095
Alexander & Baldwin, Inc. (REIT)	42,186	1,033,979
Alexander’s, Inc. (REIT)	1,175	409,382
American Assets Trust, Inc. (REIT)	24,218	1,131,949
American Finance Trust, Inc. (REIT)(x)	60,500	844,580
Armada Hoffler Properties, Inc. (REIT)	25,400	459,486
Ashford Hospitality Trust, Inc. (REIT)	76,100	251,891
Bluerock Residential Growth REIT, Inc. (REIT)	18,700	220,099
Braemar Hotels & Resorts, Inc. (REIT)	25,788	242,149
BRT Apartments Corp. (REIT)	1,600	23,328
CareTrust REIT, Inc. (REIT)	54,013	1,269,576
CatchMark Timber Trust, Inc. (REIT), Class A	22,500	240,075
CBL & Associates Properties, Inc. (REIT)(x)	124,700	160,863
Cedar Realty Trust, Inc. (REIT)	65,200	195,600
Chatham Lodging Trust (REIT)	37,100	673,365
CIM Commercial Trust Corp. (REIT)	66	1,023
City Office REIT, Inc. (REIT)	18,300	263,337
Clipper Realty, Inc. (REIT)	3,700	37,703
Community Healthcare Trust, Inc. (REIT)	8,500	378,675
CoreCivic, Inc. (REIT)	66,400	1,147,392
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	5,600	264,432
CorePoint Lodging, Inc. (REIT)	22,450	226,969
DiamondRock Hospitality Co. (REIT)	115,298	1,181,804
Easterly Government Properties, Inc. (REIT)	38,100	811,530
EastGroup Properties, Inc. (REIT)	20,527	2,566,286
Essential Properties Realty Trust, Inc. (REIT)	36,400	833,924
Farmland Partners, Inc. (REIT)(x)	26,500	177,020
First Industrial Realty Trust, Inc. (REIT)	69,230	2,738,739
Four Corners Property Trust, Inc. (REIT)	46,300	1,309,364
Franklin Street Properties Corp. (REIT)	59,999	507,592
Front Yard Residential Corp. (REIT)	32,800	379,168
GEO Group, Inc. (The) (REIT)	70,263	1,218,360
Getty Realty Corp. (REIT)	26,475	848,788
Gladstone Commercial Corp. (REIT)	12,100	284,350
Gladstone Land Corp. (REIT)	5,200	61,854
Global Medical REIT, Inc. (REIT)	18,400	209,760
Global Net Lease, Inc. (REIT)	47,766	931,437
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,800	1,014,420
Healthcare Realty Trust, Inc. (REIT)	72,358	2,423,993
Hersha Hospitality Trust (REIT)	22,519	335,083
Independence Realty Trust, Inc. (REIT)	48,700	696,897
Industrial Logistics Properties Trust (REIT)	44,973	955,676
Innovative Industrial Properties, Inc. (REIT)(x)	5,300	489,561
Investors Real Estate Trust (REIT)	6,949	518,882
iStar, Inc. (REIT)	39,400	514,170
Jernigan Capital, Inc. (REIT)	8,900	171,325
Kite Realty Group Trust (REIT)	47,157	761,586
Lexington Realty Trust (REIT)	131,986	1,352,856
LTC Properties, Inc. (REIT)	21,469	1,099,642
Mack-Cali Realty Corp. (REIT)	51,100	1,106,826
Monmouth Real Estate Investment Corp. (REIT)	51,551	742,850
National Health Investors, Inc. (REIT)	23,728	1,954,950
National Storage Affiliates Trust (REIT)	31,400	1,047,818
New Senior Investment Group, Inc. (REIT)	36,500	243,820
NexPoint Residential Trust, Inc. (REIT)	9,600	448,896
Office Properties Income Trust (REIT)	26,231	803,718
One Liberty Properties, Inc. (REIT)	8,100	222,993
Pebblebrook Hotel Trust (REIT)	78,412	2,181,422
Pennsylvania REIT (REIT)(x)	44,852	256,553
Physicians Realty Trust (REIT)	99,300	1,762,575
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,495,008
PotlatchDeltic Corp. (REIT)	36,552	1,501,739
Preferred Apartment Communities, Inc. (REIT), Class A	16,700	241,315
PS Business Parks, Inc. (REIT)	11,580	2,106,981
QTS Realty Trust, Inc. (REIT), Class A	31,000	1,593,710
Retail Opportunity Investments Corp. (REIT)	61,700	1,124,791
Retail Value, Inc. (REIT)	2,700	100,008
Rexford Industrial Realty, Inc. (REIT)	58,800	2,588,376
RLJ Lodging Trust (REIT)	96,886	1,646,093
RPT Realty (REIT)	45,200	612,460
Ryman Hospitality Properties, Inc. (REIT)	24,934	2,039,851
Sabra Health Care REIT, Inc. (REIT)	99,523	2,285,048
Safehold, Inc. (REIT)(x)	2,800	85,400
Saul Centers, Inc. (REIT)	5,600	305,256
Senior Housing Properties Trust (REIT)	133,900	1,239,245
Seritage Growth Properties (REIT), Class A(x)	22,800	968,772
STAG Industrial, Inc. (REIT)	71,600	2,110,768
Summit Hotel Properties, Inc. (REIT)	53,300	618,280
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,714,450
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	794,124
Terreno Realty Corp. (REIT)	34,600	1,767,714
UMH Properties, Inc. (REIT)	17,600	247,808
Uniti Group, Inc. (REIT)(x)	104,700	812,996
Universal Health Realty Income Trust (REIT)	7,150	735,020
Urban Edge Properties (REIT)	64,100	1,268,539
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	376,569
Washington Prime Group, Inc. (REIT)(x)	105,100	435,114
Washington REIT (REIT)	42,117	1,152,321
Whitestone REIT (REIT)	18,000	247,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	63,000	$1,330,560

		81,043,192

Real Estate Management & Development (0.8%)
Altisource Portfolio Solutions SA*	19,200	388,224
Consolidated-Tomoka Land Co.	3,900	255,840
Cushman & Wakefield plc*	57,996	1,074,666
eXp World Holdings, Inc.(x)*	5,400	45,252
Forestar Group, Inc.*	7,533	137,703
FRP Holdings, Inc.*	4,400	211,288
Griffin Industrial Realty, Inc.	300	11,385
Kennedy-Wilson Holdings, Inc.	69,624	1,526,158
Marcus & Millichap, Inc.*	18,900	670,761
Maui Land & Pineapple Co., Inc.*	1,000	10,880
Newmark Group, Inc., Class A	84,124	762,163
Rafael Holdings, Inc., Class B*	1,800	37,728
RE/MAX Holdings, Inc., Class A	10,100	324,816
Realogy Holdings Corp.(x)	64,400	430,192
Redfin Corp.(x)*	60,497	1,018,770
RMR Group, Inc. (The), Class A	12,526	569,682
St Joe Co. (The)*	29,000	496,770
Stratus Properties, Inc.*	4,000	117,480
Tejon Ranch Co.*	11,102	188,401
Transcontinental Realty Investors, Inc.*	300	9,315

		8,287,474

Total Real Estate		89,330,666

Utilities (4.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	28,423	2,484,454
El Paso Electric Co.	23,246	1,559,342
Genie Energy Ltd., Class B	5,800	43,268
MGE Energy, Inc.	20,079	1,603,710
Otter Tail Corp.	22,725	1,221,469
PNM Resources, Inc.	45,881	2,389,482
Portland General Electric Co.	50,632	2,854,126
Spark Energy, Inc., Class A(x)	5,500	58,025

		12,213,876

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	8,950	853,114
New Jersey Resources Corp.	49,322	2,230,341
Northwest Natural Holding Co.	15,142	1,080,230
ONE Gas, Inc.	30,000	2,883,300
RGC Resources, Inc.	300	8,772
South Jersey Industries, Inc.	51,252	1,686,703
Southwest Gas Holdings, Inc.	29,336	2,670,749
Spire, Inc.	29,752	2,595,565

		14,008,774

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	68,500	160,290
Clearway Energy, Inc., Class A	14,700	254,898
Clearway Energy, Inc., Class C	55,982	1,021,671
Ormat Technologies, Inc.	22,300	1,656,667
Pattern Energy Group, Inc., Class A	50,000	1,346,500
TerraForm Power, Inc., Class A	40,900	745,403

		5,185,429

Multi-Utilities (0.6%)
Avista Corp.	36,899	1,787,387
Black Hills Corp.	34,119	2,617,951
NorthWestern Corp.	27,978	2,099,749
Unitil Corp.	11,700	742,248

		7,247,335

Water Utilities (0.6%)
American States Water Co.	20,958	1,883,286
AquaVenture Holdings Ltd.*	12,800	248,704
Artesian Resources Corp., Class A	5,200	192,400
Cadiz, Inc.(x)*	7,900	98,671
California Water Service Group	27,600	1,460,868
Connecticut Water Service, Inc.	5,700	399,342
Consolidated Water Co. Ltd.	9,600	158,304
Global Water Resources, Inc.	2,500	29,600
Middlesex Water Co.	7,600	493,696
Pure Cycle Corp.*	800	8,224
SJW Group	18,700	1,277,023
York Water Co. (The)	6,800	296,888

		6,547,006

Total Utilities		45,202,420

Total Common Stocks (98.9%) (Cost $812,906,623)		1,095,022,380

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	3,604

Total Financials		3,604

Health Care (0.0%)
Biotechnology (0.0%)
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	103

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		103

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	16,543	6,489

Total Materials		6,489

Total Rights (0.0%) (Cost $31,061)		10,196

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.7%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $510,000.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $5,001,818, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $5,100,001.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	$200,000	$200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $732,361, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $746,959.(xx)	732,313	732,313
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $12,004,293, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 11/7/19-11/15/48; total market value $12,240,000.(xx)	12,000,000	12,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $23,001,259, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $25,554,424.(xx)	23,000,000	23,000,000

Total Repurchase Agreements		41,432,313

Total Short-Term Investments (3.7%) (Cost $41,432,313)		41,432,313

Total Investments in Securities (102.6%) (Cost $854,369,997)		1,136,464,889
Other Assets Less Liabilities (-2.6%)		(28,641,989)

Net Assets (100%)		$1,107,822,900

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $68,225,640. This was collateralized by $29,581,600 of various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/3/19-5/15/49 and by cash of $41,432,313 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	120	12/2019	USD	9,150,000	(268,874)

					(268,874)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,965,430	$—	$—		$26,965,430
Consumer Discretionary	122,362,040	100,590	—		122,462,630
Consumer Staples	32,987,996	108,992	—		33,096,988
Energy	36,809,436	—	—		36,809,436
Financials	199,942,088	—	—		199,942,088
Health Care	174,209,164	—	—		174,209,164
Industrials	177,779,209	—	—		177,779,209
Information Technology	146,873,730	—	—		146,873,730
Materials	42,350,619	—	—		42,350,619
Real Estate	89,330,666	—	—		89,330,666
Utilities	45,202,420	—	—		45,202,420
Rights
Communication Services	—	—	—	(a)	— (a)
Financials	—	—	3,604		3,604
Health Care	—	—	103		103
Materials	—	—	6,489		6,489
Short-Term Investments
Repurchase Agreements	—	41,432,313	—		41,432,313

Total Assets	$1,094,812,798	$41,641,895	$10,196		$1,136,464,889

Liabilities:
Futures	$(268,874)	$—	$—		$(268,874)

Total Liabilities	$(268,874)	$—	$—		$(268,874)

Total	$1,094,543,924	$41,641,895	$10,196		$1,136,196,015

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,816,111
Aggregate gross unrealized depreciation	(140,995,624)

Net unrealized appreciation	$280,820,487

Federal income tax cost of investments in securities and derivative instruments, if applicable	$855,375,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.7%)
Entertainment (3.3%)
Netflix, Inc.*	75,606	$20,233,678
Tencent Music Entertainment Group (ADR)*	551,315	7,040,292
Walt Disney Co. (The)	186,124	24,255,680

		51,529,650

Interactive Media & Services (14.4%)
Alphabet, Inc., Class A*	39,825	48,631,900
Alphabet, Inc., Class C*	39,055	47,608,045
Facebook, Inc., Class A*	472,851	84,205,306
IAC/InterActiveCorp*	54,710	11,925,139
Match Group, Inc.(x)	1,406	100,445
Tencent Holdings Ltd.	750,800	31,630,983

		224,101,818

Total Communication Services		275,631,468

Consumer Discretionary (21.8%)
Auto Components (1.3%)
Aptiv plc	224,543	19,629,549

Automobiles (0.9%)
Ferrari NV(x)	93,003	14,330,832

Hotels, Restaurants & Leisure (3.0%)
Las Vegas Sands Corp.	194,086	11,210,407
McDonald’s Corp.	39,994	8,587,112
MGM Resorts International	290,698	8,058,149
Restaurant Brands International, Inc.	71,682	5,099,457
Wynn Resorts Ltd.	123,414	13,417,570

		46,372,695

Household Durables (0.5%)
NVR, Inc.*	2,071	7,698,632

Internet & Direct Marketing Retail (12.5%)
Alibaba Group Holding Ltd. (ADR)*	280,554	46,917,046
Amazon.com, Inc.*	73,843	128,184,802
Booking Holdings, Inc.*	7,941	15,585,086
MercadoLibre, Inc.*	8,014	4,417,557

		195,104,491

Multiline Retail (2.3%)
Dollar General Corp.	41,420	6,583,295
Dollar Tree, Inc.*	130,937	14,947,768
Dollarama, Inc.	421,886	15,103,636

		36,634,699

Specialty Retail (0.1%)
Ulta Beauty, Inc.*	3,481	872,513

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	197,454	18,544,880

Total Consumer Discretionary		339,188,291

Consumer Staples (0.7%)
Tobacco (0.7%)
Philip Morris International, Inc.	140,473	10,666,115

Total Consumer Staples		10,666,115

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Concho Resources, Inc.	54,000	3,666,600
Pioneer Natural Resources Co.	46,074	5,794,727

Total Energy		9,461,327

Financials (2.9%)
Capital Markets (2.3%)
Charles Schwab Corp. (The)	296,305	12,394,438
Intercontinental Exchange, Inc.	106,745	9,849,361
S&P Global, Inc.	4,257	1,042,880
TD Ameritrade Holding Corp.	277,267	12,948,369

		36,235,048

Insurance (0.6%)
Chubb Ltd.	57,051	9,210,314

Total Financials		45,445,362

Health Care (12.2%)
Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc.*	48,415	4,741,765
Vertex Pharmaceuticals, Inc.*	136,978	23,206,813

		27,948,578

Health Care Equipment & Supplies (5.4%)
Alcon, Inc.*	148,078	8,634,978
Becton Dickinson and Co.	87,324	22,089,479
Intuitive Surgical, Inc.*	45,528	24,581,933
Stryker Corp.	132,637	28,689,383

		83,995,773

Health Care Providers & Services (5.0%)
Anthem, Inc.	53,984	12,961,558
Centene Corp.*	243,610	10,538,569
Cigna Corp.	74,837	11,359,508
HCA Healthcare, Inc.	94,112	11,332,967
UnitedHealth Group, Inc.	107,258	23,309,308
WellCare Health Plans, Inc.*	31,951	8,280,741

		77,782,651

Total Health Care		189,727,002

Industrials (10.8%)
Aerospace & Defense (5.3%)
Boeing Co. (The)	175,084	66,614,210
Northrop Grumman Corp.	40,889	15,324,788

		81,938,998

Industrial Conglomerates (1.7%)
Honeywell International, Inc.	38,106	6,447,535
Roper Technologies, Inc.	57,140	20,376,124

		26,823,659

Machinery (1.8%)
Fortive Corp.	190,166	13,037,781
Wabtec Corp.	195,376	14,039,719

		27,077,500

Professional Services (1.4%)
Equifax, Inc.	43,144	6,069,066
TransUnion	199,770	16,203,345

		22,272,411

Road & Rail (0.6%)
JB Hunt Transport Services, Inc.	85,778	9,491,336

Total Industrials		167,603,904

Information Technology (29.5%)
Electronic Equipment, Instruments & Components (0.5%)
Hexagon AB, Class B	169,959	8,194,040

IT Services (12.5%)
Fidelity National Information Services, Inc.	275,105	36,522,940
Fiserv, Inc.*	190,633	19,747,672
Global Payments, Inc.	59,373	9,440,307
Mastercard, Inc., Class A	198,593	53,931,901
PayPal Holdings, Inc.*	135,781	14,065,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	351,511	$60,463,407

		194,171,781

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding NV (Registered) (NYRS)	69,000	17,140,980
Marvell Technology Group Ltd.	548,308	13,691,251

		30,832,231

Software (13.7%)
Atlassian Corp. plc, Class A*	12,083	1,515,692
Intuit, Inc.	93,149	24,772,045
Microsoft Corp.	665,063	92,463,709
salesforce.com, Inc.*	153,265	22,750,657
ServiceNow, Inc.*	38,927	9,881,619
Slack Technologies, Inc., Class A(x)*	207,360	4,920,653
Splunk, Inc.*	126,865	14,952,309
Symantec Corp.	241,375	5,703,691
Temenos AG (Registered)*	52,699	8,817,928
VMware, Inc., Class A	99,990	15,004,499
Workday, Inc., Class A*	75,573	12,844,387
Zoom Video Communications, Inc., Class A(x)*	6,037	460,019

		214,087,208

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	54,022	12,099,307

Total Information Technology		459,384,567

Materials (0.8%)
Chemicals (0.8%)
DuPont de Nemours, Inc.	59,334	4,231,108
Linde plc	43,063	8,342,164

Total Materials		12,573,272

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Crown Castle International Corp. (REIT)	36,830	5,119,738

Total Real Estate		5,119,738

Utilities (1.8%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	55,515	12,934,440

Multi-Utilities (1.0%)
Sempra Energy	100,264	14,799,969

Total Utilities		27,734,409

Total Common Stocks (99.2%) (Cost $908,761,434)		1,542,535,455

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $600,040, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $612,000.(xx)	$600,000	600,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $500,035, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $510,002.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $200,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $222,600.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,304,184, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,350,114.(xx)	2,304,034	2,304,034

Total Repurchase Agreements		3,604,034

Total Short-Term Investments (0.2%) (Cost $3,604,034)		3,604,034

Total Investments in Securities (99.4%) (Cost $912,365,468)		1,546,139,489
Other Assets Less Liabilities (0.6%)		9,948,636

Net Assets (100%)		$1,556,088,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $4,892,602. This was collateralized by $1,107,167 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/17/19 - 5/15/47 and by cash of $3,604,034 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$244,000,485	$31,630,983	$—	$275,631,468
Consumer Discretionary	339,188,291	—	—	339,188,291
Consumer Staples	10,666,115	—	—	10,666,115
Energy	9,461,327	—	—	9,461,327
Financials	45,445,362	—	—	45,445,362
Health Care	181,092,024	8,634,978	—	189,727,002
Industrials	167,603,904	—	—	167,603,904
Information Technology	442,372,599	17,011,968	—	459,384,567
Materials	12,573,272	—	—	12,573,272
Real Estate	5,119,738	—	—	5,119,738
Utilities	27,734,409	—	—	27,734,409
Short-Term Investments
Repurchase Agreements	—	3,604,034	—	3,604,034

Total Assets	$1,485,257,526	$60,881,963	$—	$1,546,139,489

Total Liabilities	$—	$—	$—	$—

Total	$1,485,257,526	$60,881,963	$—	$1,546,139,489

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$664,810,106
Aggregate gross unrealized depreciation	(31,765,547)

Net unrealized appreciation	$633,044,559

Federal income tax cost of investments in securities and derivative instruments, if applicable	$913,094,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (98.8%)
Biotechnology (31.3%)
AbbVie, Inc.	31,280	$2,368,522
Abcam plc	20,992	295,533
ACADIA Pharmaceuticals, Inc.*	46,088	1,658,707
Acceleron Pharma, Inc.*	13,383	528,762
Adverum Biotechnologies, Inc.(x)*	14,550	79,298
Agios Pharmaceuticals, Inc.(x)*	7,560	244,944
Aimmune Therapeutics, Inc.(x)*	17,353	363,372
Akero Therapeutics, Inc.(x)*	2,263	51,483
Alexion Pharmaceuticals, Inc.*	21,946	2,149,391
Alkermes plc*	14,448	281,880
Allakos, Inc.(x)*	3,150	247,685
Allogene Therapeutics, Inc.(x)*	4,500	122,648
Alnylam Pharmaceuticals, Inc.*	11,500	924,830
Amarin Corp. plc (ADR)(x)*	25,324	383,912
Amgen, Inc.	19,178	3,711,135
AnaptysBio, Inc.*	2,499	87,440
Apellis Pharmaceuticals, Inc.*	4,901	118,065
Argenx SE (ADR)(x)*	11,701	1,333,446
ArQule, Inc.*	10,300	73,851
Ascendis Pharma A/S (ADR)*	17,400	1,675,968
Audentes Therapeutics, Inc.*	3,864	108,540
Autolus Therapeutics plc (ADR)(x)*	3,776	46,898
Avrobio, Inc.*	4,374	61,761
BeiGene Ltd. (ADR)*	3,900	477,594
Biogen, Inc.*	5,750	1,338,715
BioMarin Pharmaceutical, Inc.*	16,972	1,143,913
Bluebird Bio, Inc.*	7,538	692,139
Blueprint Medicines Corp.*	11,371	835,427
CareDx, Inc.*	2,321	52,478
Corvus Pharmaceuticals, Inc.*	5,200	15,652
CRISPR Therapeutics AG(x)*	4,300	176,257
Cyclerion Therapeutics, Inc.*	917	11,114
CytomX Therapeutics, Inc.*	5,600	41,328
Deciphera Pharmaceuticals, Inc.*	2,538	86,140
Denali Therapeutics, Inc.(x)*	5,500	84,260
Dicerna Pharmaceuticals, Inc.*	12,539	180,060
Enanta Pharmaceuticals, Inc.*	7,453	447,776
Exact Sciences Corp.*	11,404	1,030,580
Exelixis, Inc.*	34,200	604,827
Fate Therapeutics, Inc.*	9,367	145,470
FibroGen, Inc.*	11,700	432,666
Forty Seven, Inc.*	3,200	20,544
G1 Therapeutics, Inc.*	7,188	163,743
Galapagos NV*	3,301	502,990
Genmab A/S*	631	128,089
Global Blood Therapeutics, Inc.*	10,330	501,212
Homology Medicines, Inc.(x)*	11,204	202,792
IGM Biosciences, Inc.(x)*	4,636	82,289
Immunomedics, Inc.*	22,108	293,152
Incyte Corp.*	19,628	1,456,986
Insmed, Inc.*	14,075	248,283
Intercept Pharmaceuticals, Inc.*	2,011	133,450
Ionis Pharmaceuticals, Inc.*	9,973	597,482
Iovance Biotherapeutics, Inc.*	37,600	684,320
Karuna Therapeutics, Inc.(x)*	6,867	112,069
Kodiak Sciences, Inc.*	2,632	37,848
Krystal Biotech, Inc.(x)*	4,902	170,222
Minerva Neurosciences, Inc.*	10,922	84,646
Mirati Therapeutics, Inc.(x)*	6,500	506,415
Moderna, Inc.(x)*	4,980	79,282
Momenta Pharmaceuticals, Inc.*	10,002	129,626
Myovant Sciences Ltd.(x)*	6,515	33,878
Natera, Inc.*	3,400	111,520
Neoleukin Therapeutics, Inc.*	4,938	14,073
Neurocrine Biosciences, Inc.*	20,049	1,806,615
Orchard Therapeutics plc (ADR)*	15,466	183,736
PhaseBio Pharmaceuticals, Inc.(x)*	8,760	36,529
Principia Biopharma, Inc.*	3,800	107,312
Progenics Pharmaceuticals, Inc.*	22,500	113,738
PTC Therapeutics, Inc.*	15,642	529,012
Puma Biotechnology, Inc.*	5,400	58,131
Radius Health, Inc.*	7,800	200,850
Regeneron Pharmaceuticals, Inc.*	7,395	2,051,373
REGENXBIO, Inc.*	5,661	201,532
Rhythm Pharmaceuticals, Inc.*	6,772	146,207
Rocket Pharmaceuticals, Inc.*	7,874	91,732
Sage Therapeutics, Inc.*	23,013	3,228,494
Sarepta Therapeutics, Inc.*	13,598	1,024,201
Scholar Rock Holding Corp.(x)*	2,773	24,818
Seattle Genetics, Inc.*	15,758	1,345,733
Stemline Therapeutics, Inc.(x)*	2,328	24,234
Stoke Therapeutics, Inc.*	4,249	91,311
Turning Point Therapeutics, Inc.*	3,898	146,565
Ultragenyx Pharmaceutical, Inc.*	11,709	500,911
Vertex Pharmaceuticals, Inc.*	37,281	6,316,147
Xencor, Inc.*	15,973	538,769
Y-mAbs Therapeutics, Inc.*	5,144	134,053
Zai Lab Ltd. (ADR)*	2,460	79,581
Zealand Pharma A/S*	715	18,204
Zymeworks, Inc.*	7,198	178,510

		50,187,676

Health Care Equipment & Supplies (28.6%)
ABIOMED, Inc.*	2,062	366,809
Alcon, Inc.*	22,731	1,325,529
AtriCure, Inc.*	7,600	189,544
Becton Dickinson and Co.	31,956	8,083,590
Boston Scientific Corp.*	4,700	191,243
Cooper Cos., Inc. (The)	4,859	1,443,123
Danaher Corp.	28,113	4,060,360
DexCom, Inc.*	9,475	1,414,049
DiaSorin SpA	3,800	441,931
Edwards Lifesciences Corp.*	100	21,991
Envista Holdings Corp.*	30,453	849,030
GenMark Diagnostics, Inc.*	33,185	201,101
Hologic, Inc.*	43,295	2,185,964
ICU Medical, Inc.*	3,592	573,283
IDEXX Laboratories, Inc.*	500	135,965
Insulet Corp.*	5,900	973,087
Integer Holdings Corp.*	2,300	173,788
Intuitive Surgical, Inc.*	16,331	8,817,597
iRhythm Technologies, Inc.*	3,943	292,216
Lantheus Holdings, Inc.*	13,600	340,884
Masimo Corp.*	1,300	193,427
Nevro Corp.*	9,622	827,203
Novocure Ltd.*	10,020	749,296
NuVasive, Inc.*	1,600	101,408
Penumbra, Inc.(x)*	5,575	749,782
Quidel Corp.*	12,399	760,679
Sartorius AG (Preference)(q)	3,059	558,138
Shockwave Medical, Inc.(x)*	2,587	77,429
SI-BONE, Inc.*	3,500	61,845
Silk Road Medical, Inc.(x)*	1,090	35,458
SmileDirectClub, Inc.*	8,708	120,867
Stryker Corp.	25,132	5,436,052
Tandem Diabetes Care, Inc.*	2,900	171,042
Teleflex, Inc.	4,656	1,581,876
West Pharmaceutical Services, Inc.	9,365	1,328,144
Wright Medical Group NV*	21,961	453,055
Zimmer Biomet Holdings, Inc.	4,600	631,442

		45,918,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (14.6%)
Acadia Healthcare Co., Inc.*	8,313	$258,368
Amedisys, Inc.*	2,900	379,929
Anthem, Inc.	10,852	2,605,565
Centene Corp.*	51,160	2,213,182
Cigna Corp.	18,704	2,839,080
Exagen, Inc.*	5,479	84,870
Guardant Health, Inc.*	3,600	229,788
HCA Healthcare, Inc.	25,891	3,117,794
Humana, Inc.	8,445	2,159,133
Molina Healthcare, Inc.*	9,300	1,020,396
Patterson Cos., Inc.	2,495	44,461
UnitedHealth Group, Inc.	36,400	7,910,448
WellCare Health Plans, Inc.*	2,196	569,137

		23,432,151

Health Care Technology (0.3%)
HTG Molecular Diagnostics, Inc.(x)*	22,000	14,960
Phreesia, Inc.*	5,352	129,732
Teladoc Health, Inc.(x)*	3,373	228,420
Veeva Systems, Inc., Class A*	1,000	152,690

		525,802

Life Sciences Tools & Services (9.1%)
10X Genomics, Inc., Class A*	2,116	106,646
Adaptive Biotechnologies Corp.(x)*	4,227	130,614
Agilent Technologies, Inc.	39,534	3,029,490
Avantor, Inc.*	62,095	912,797
Bruker Corp.	22,200	975,246
Illumina, Inc.*	3,020	918,744
Lonza Group AG (Registered)*	1,088	367,809
Mettler-Toledo International, Inc.*	1,000	704,400
PRA Health Sciences, Inc.*	5,300	525,919
Quanterix Corp.*	12,000	263,520
Thermo Fisher Scientific, Inc.	22,443	6,536,973
Wuxi Biologics Cayman, Inc.(m)*	21,500	219,452

		14,691,610

Pharmaceuticals (14.9%)
Allergan plc	7,895	1,328,650
AstraZeneca plc	182	16,249
AstraZeneca plc (ADR)	60,868	2,712,887
Axsome Therapeutics, Inc.*	8,200	165,968
Bayer AG (Registered)	9,130	643,746
Bristol-Myers Squibb Co.	51,900	2,631,849
Cara Therapeutics, Inc.(x)*	17,729	324,086
Catalent, Inc.*	10,646	507,388
Chugai Pharmaceutical Co. Ltd.	11,700	908,948
Daiichi Sankyo Co. Ltd.	24,100	1,516,545
Elanco Animal Health, Inc.*	20,372	541,691
Eli Lilly & Co.	14,761	1,650,723
GW Pharmaceuticals plc (ADR)(x)*	2,300	264,569
Menlo Therapeutics, Inc.*	6,400	28,672
Merck & Co., Inc.	34,725	2,923,150
Milestone Pharmaceuticals, Inc.(x)*	8,068	139,576
MyoKardia, Inc.*	10,258	534,955
Nektar Therapeutics*	6,800	123,862
Novartis AG (Registered)	21,275	1,844,736
Odonate Therapeutics, Inc.*	5,770	150,193
Perrigo Co. plc	773	43,203
Pfizer, Inc.	45,598	1,638,336
Reata Pharmaceuticals, Inc., Class A*	4,619	370,860
Roche Holding AG	6,996	2,035,958
Tricida, Inc.(x)*	18,028	556,524
WaVe Life Sciences Ltd.(x)*	4,036	82,859
Zoetis, Inc.	200	24,918
Zogenix, Inc.*	5,651	226,266

		23,937,367

Total Health Care		158,692,833

Industrials (0.3%)
Industrial Conglomerates (0.3%)
General Electric Co.	58,300	521,202

Total Industrials		521,202

Total Common Stocks (99.1%) (Cost $159,779,302)		159,214,035

CONVERTIBLE PREFERRED STOCK:
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
6.125%	5,400	334,314

Total Convertible Preferred Stock (0.2%) (Cost $324,206)		334,314

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
BofA Securities, Inc., 2.28%, dated 9/30/19, due 10/1/19, repurchase price $1,788,923, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-1.000%, maturing 7/15/25-2/15/48; total market value $1,824,586.(xx)	$1,788,810	1,788,810
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,988,810

Total Short-Term Investments (1.9%) (Cost $2,988,810)		2,988,810

Total Investments in Securities (101.2%) (Cost $163,092,318)		162,537,159
Other Assets Less Liabilities (-1.2%)		(1,948,946)

Net Assets (100%)		$160,588,213

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $219,452 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $5,061,506. This was collateralized by $2,273,791 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19 - 8/15/48 and by cash of $2,988,810 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$147,868,976	$10,823,857	$—	$158,692,833
Industrials	521,202	—	—	521,202
Convertible Preferred Stock
Health Care	334,314	—	—	334,314
Short-Term Investments
Repurchase Agreements	—	2,988,810	—	2,988,810

Total Assets	$148,724,492	$13,812,667	$—	$162,537,159

Total Liabilities	$—	$—	$—	$—

Total	$148,724,492	$13,812,667	$—	$162,537,159

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,600,644
Aggregate gross unrealized depreciation	(15,233,844)

Net unrealized depreciation	$(633,200)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,170,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	42,531	$1,609,373
BT Group plc	84,833	186,270
Cellnex Telecom SA(m)*	1,953	80,677
CenturyLink, Inc.	5,899	73,619
China Telecom Corp. Ltd. (ADR)(x)	63,100	2,875,467
Deutsche Telekom AG (Registered)	115,230	1,933,408
Elisa OYJ	1,438	74,136
HKT Trust & HKT Ltd.	39,414	62,558
Iliad SA	251	23,588
Koninklijke KPN NV	35,227	109,850
Nippon Telegraph & Telephone Corp.	6,456	307,858
Orange SA	20,066	314,832
PCCW Ltd.	46,000	25,824
Proximus SADP	1,505	44,700
Singapore Telecommunications Ltd.	2,399,350	5,381,460
Spark New Zealand Ltd.	18,072	49,907
Swisscom AG (Registered)	261	128,741
Telecom Italia SpA (Aquis Stock Exchange)	60,987	33,343
Telecom Italia SpA (Turquoise Stock Exchange)*	91,747	52,350
Telefonica Deutschland Holding AG	8,444	23,543
Telefonica SA	433,004	3,304,141
Telenor ASA	7,400	148,486
Telia Co. AB	28,309	126,734
Telstra Corp. Ltd.	41,467	98,238
TPG Telecom Ltd.	3,744	17,537
United Internet AG (Registered)	1,336	47,661
Verizon Communications, Inc.	51,974	3,137,151

		20,271,452

Entertainment (0.5%)
Activision Blizzard, Inc.	4,440	234,965
Electronic Arts, Inc.*	1,720	168,250
Konami Holdings Corp.	1,000	48,278
Netflix, Inc.*	2,549	682,163
Nexon Co. Ltd.*	4,800	58,199
Nintendo Co. Ltd.	1,100	407,140
Take-Two Interactive Software, Inc.*	649	81,346
Toho Co. Ltd.	1,100	48,171
Ubisoft Entertainment SA*	853	61,678
Viacom, Inc., Class B	1,956	47,003
Vivendi SA	9,197	252,411
Walt Disney Co. (The)	10,485	1,366,405

		3,456,009

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	1,743	2,128,447
Alphabet, Inc., Class C*	1,759	2,144,221
Auto Trader Group plc(m)	9,215	57,785
Baidu, Inc. (ADR)*	14,100	1,448,916
Facebook, Inc., Class A*	14,003	2,493,654
Kakaku.com, Inc.	1,400	34,416
LINE Corp.*	600	21,447
REA Group Ltd.(x)	570	41,635
TripAdvisor, Inc.*	683	26,418
Twitter, Inc.*	4,499	185,359
Z Holdings Corp.	29,100	81,816

		8,664,114

Media (2.0%)
Axel Springer SE*	488	33,509
CBS Corp. (Non-Voting), Class B	1,905	76,905
Charter Communications, Inc., Class A*	941	387,805
Comcast Corp., Class A	102,719	4,630,573
CyberAgent, Inc.(x)	1,100	42,220
Dentsu, Inc.	2,261	79,566
Discovery, Inc., Class A(x)*	915	24,367
Discovery, Inc., Class C*	2,047	50,397
DISH Network Corp., Class A*	1,447	49,299
Eutelsat Communications SA	1,742	32,420
Fox Corp., Class A	2,031	64,048
Fox Corp., Class B	925	29,174
Hakuhodo DY Holdings, Inc.	2,300	33,205
Informa plc	12,450	130,423
Interpublic Group of Cos., Inc. (The)	2,144	46,225
ITV plc	38,534	59,651
JCDecaux SA	678	18,356
News Corp., Class A	2,286	31,821
News Corp., Class B	714	10,207
Omnicom Group, Inc.	1,276	99,911
Pearson plc(x)	7,950	72,139
Publicis Groupe SA	2,130	104,750
RTL Group SA	397	19,091
Schibsted ASA, Class B	925	25,927
SES SA (FDR)	423,713	7,724,039
Singapore Press Holdings Ltd.	16,900	25,433
Telenet Group Holding NV	456	21,521
WPP plc	12,691	158,851

		14,081,833

Wireless Telecommunication Services (2.4%)
1&1 Drillisch AG	597	18,610
Bharti Airtel Ltd.	918,255	4,755,908
China Mobile Ltd.	424,500	3,512,360
KDDI Corp.	17,800	465,064
Millicom International Cellular SA (SDR)	665	32,263
NTT DOCOMO, Inc.	13,400	341,181
Softbank Corp.(x)	16,900	228,824
SoftBank Group Corp.	16,600	650,950
Tele2 AB, Class B(x)	5,003	74,455
T-Mobile US, Inc.*	1,832	144,307
Vodafone Group plc	3,134,686	6,243,890

		16,467,812

Total Communication Services		62,941,220

Consumer Discretionary (6.6%)
Auto Components (0.5%)
Aisin Seiki Co. Ltd.(x)	1,700	53,378
Aptiv plc	1,495	130,693
BorgWarner, Inc.	1,209	44,346
Bridgestone Corp.	5,700	220,567
Cie Generale des Etablissements Michelin SCA	16,871	1,882,987
Continental AG	1,106	141,886
Denso Corp.	4,400	193,254
Faurecia SE	753	35,718
Koito Manufacturing Co. Ltd.	1,000	48,832
NGK Spark Plug Co. Ltd.	1,700	32,357
Nokian Renkaat OYJ	1,305	36,811
Pirelli & C SpA(m)	4,361	25,801
Stanley Electric Co. Ltd.	1,300	34,338
Sumitomo Electric Industries Ltd.	7,900	100,170
Sumitomo Rubber Industries Ltd.	1,900	22,528
Toyoda Gosei Co. Ltd.	600	12,003
Toyota Industries Corp.	1,500	86,012
Valeo SA	2,367	76,752
Yokohama Rubber Co. Ltd. (The)	1,100	21,985

		3,200,418

Automobiles (0.7%)
Bayerische Motoren Werke AG	3,330	234,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke AG (Preference)(q)	528	$29,321
Daimler AG (Registered)	9,146	454,771
Ferrari NV	1,229	189,613
Fiat Chrysler Automobiles NV	10,869	140,644
Ford Motor Co.	22,716	208,079
General Motors Co.	7,313	274,091
Harley-Davidson, Inc.	864	31,078
Honda Motor Co. Ltd.	16,400	424,466
Isuzu Motors Ltd.	5,600	61,658
Mazda Motor Corp.	5,720	50,759
Mitsubishi Motors Corp.(x)	7,300	31,664
Nissan Motor Co. Ltd.(x)	23,300	145,263
Peugeot SA	5,989	149,354
Porsche Automobil Holding SE (Preference)(q)	1,537	100,013
Renault SA(x)	1,933	110,948
Subaru Corp.	6,200	174,317
Suzuki Motor Corp.(x)	3,700	156,966
Toyota Motor Corp.	22,998	1,534,831
Volkswagen AG	326	56,034
Volkswagen AG (Preference)(q)	1,867	317,572
Yamaha Motor Co. Ltd.	2,800	50,704

		4,926,578

Distributors (0.0%)
Genuine Parts Co.	845	84,153
Jardine Cycle & Carriage Ltd.	955	20,729
LKQ Corp.*	1,826	57,428

		162,310

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	18,166
H&R Block, Inc.	1,223	28,887

		47,053

Hotels, Restaurants & Leisure (0.7%)
Accor SA	1,848	77,044
Aristocrat Leisure Ltd.	5,909	122,041
Carnival Corp.	2,321	101,451
Carnival plc	1,655	68,576
Chipotle Mexican Grill, Inc.*	148	124,390
Compass Group plc	15,953	410,542
Crown Resorts Ltd.	3,980	32,370
Darden Restaurants, Inc.	713	84,291
Flight Centre Travel Group Ltd.	576	18,505
Flutter Entertainment plc	789	73,751
Galaxy Entertainment Group Ltd.	22,000	136,839
Genting Singapore Ltd.	60,842	38,737
GVC Holdings plc	5,963	54,505
Hilton Worldwide Holdings, Inc.	1,640	152,700
InterContinental Hotels Group plc	1,731	108,014
Marriott International, Inc., Class A	1,602	199,241
McDonald’s Corp.	4,426	950,306
McDonald’s Holdings Co. Japan Ltd.	673	32,553
Melco Resorts & Entertainment Ltd. (ADR)	2,082	40,412
Merlin Entertainments plc(m)	7,150	39,772
MGM China Holdings Ltd.	8,400	13,097
MGM Resorts International	3,104	86,043
Norwegian Cruise Line Holdings Ltd.*	1,237	64,039
Oriental Land Co. Ltd.(x)	2,000	304,092
Royal Caribbean Cruises Ltd.	997	108,005
Sands China Ltd.	24,396	110,499
Shangri-La Asia Ltd.(x)	11,000	11,228
SJM Holdings Ltd.	18,000	17,110
Sodexo SA	890	99,916
Starbucks Corp.	6,967	616,022
Tabcorp Holdings Ltd.	19,330	63,277
TUI AG	4,368	50,796
Whitbread plc	1,344	70,959
Wynn Macau Ltd.	16,800	32,795
Wynn Resorts Ltd.	558	60,666
Yum! Brands, Inc.	1,774	201,225

		4,775,809

Household Durables (1.1%)
Barratt Developments plc	10,212	81,364
Berkeley Group Holdings plc	1,243	63,869
Casio Computer Co. Ltd.(x)	2,200	34,081
DR Horton, Inc.	1,969	103,786
Electrolux AB	2,269	53,797
Garmin Ltd.	841	71,224
Husqvarna AB, Class B	3,909	29,734
Iida Group Holdings Co. Ltd.	1,400	22,763
Leggett & Platt, Inc.	789	32,302
Lennar Corp., Class A	1,655	92,432
Mohawk Industries, Inc.*	357	44,293
Newell Brands, Inc.	2,151	40,267
Nikon Corp.	3,500	43,635
NVR, Inc.*	20	74,347
Panasonic Corp.	632,200	5,119,577
Persimmon plc	3,169	84,553
PulteGroup, Inc.	1,564	57,164
Rinnai Corp.	400	26,858
SEB SA	236	35,832
Sekisui Chemical Co. Ltd.	3,700	57,249
Sekisui House Ltd.	6,300	123,815
Sharp Corp.(x)	1,900	20,999
Sony Corp.	12,800	751,367
Taylor Wimpey plc	32,976	65,481
Whirlpool Corp.	388	61,444

		7,192,233

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	2,419	4,199,166
Booking Holdings, Inc.*	247	484,765
Delivery Hero SE(m)*	1,003	44,560
eBay, Inc.	4,589	178,879
Expedia Group, Inc.	836	112,367
Mercari, Inc.(x)*	700	17,383
Ocado Group plc*	4,572	74,344
Prosus NV*	4,887	358,746
Rakuten, Inc.	8,700	85,692
Zalando SE(m)*	1,184	54,046
ZOZO, Inc.(x)	2,100	48,399

		5,658,347

Leisure Products (0.5%)
Bandai Namco Holdings, Inc.(x)	2,100	130,710
Hasbro, Inc.	708	84,032
Mattel, Inc.(x)*	261,000	2,972,790
Sankyo Co. Ltd.	400	13,743
Sega Sammy Holdings, Inc.	1,800	25,171
Shimano, Inc.	700	105,397
Yamaha Corp.	1,500	67,283

		3,399,126

Multiline Retail (0.2%)
Dollar General Corp.	1,497	237,933
Dollar Tree, Inc.*	1,377	157,198
Harvey Norman Holdings Ltd.(x)	5,114	15,636
Isetan Mitsukoshi Holdings Ltd.	3,800	30,295
J Front Retailing Co. Ltd.	2,700	31,563
Kohl’s Corp.	920	45,687
Macy’s, Inc.	1,850	28,749
Marks & Spencer Group plc	19,569	44,381
Marui Group Co. Ltd.(x)	1,800	37,989
Next plc	1,384	105,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nordstrom, Inc.(x)	623	$20,976
Pan Pacific International Holdings Corp.	4,400	73,452
Ryohin Keikaku Co. Ltd.	3,000	55,991
Target Corp.	2,970	317,523
Wesfarmers Ltd.(x)	11,404	306,346

		1,508,986

Specialty Retail (1.4%)
ABC-Mart, Inc.	400	25,415
Advance Auto Parts, Inc.	409	67,649
AutoZone, Inc.*	142	154,016
Best Buy Co., Inc.	1,347	92,929
CarMax, Inc.*	931	81,928
Dufry AG (Registered)*	363	30,362
Fast Retailing Co. Ltd.(x)	500	296,925
Gap, Inc. (The)	1,289	22,377
Hennes & Mauritz AB, Class B	8,080	156,642
Hikari Tsushin, Inc.	200	43,246
Home Depot, Inc. (The)	6,378	1,479,824
Industria de Diseno Textil SA	10,971	339,603
Kingfisher plc	1,907,636	4,850,564
L Brands, Inc.	1,389	27,210
Lowe’s Cos., Inc.	4,492	493,940
Nitori Holdings Co. Ltd.	800	116,976
O’Reilly Automotive, Inc.*	442	176,141
Ross Stores, Inc.	2,130	233,980
Shimamura Co. Ltd.	200	15,834
Tiffany & Co.	647	59,932
TJX Cos., Inc. (The)	7,030	391,852
Tractor Supply Co.	699	63,218
Ulta Beauty, Inc.*	343	85,973
USS Co. Ltd.	2,400	46,546
Yamada Denki Co. Ltd.	7,000	33,859

		9,386,941

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,814	564,778
Burberry Group plc	4,078	109,007
Capri Holdings Ltd.*	892	29,579
Cie Financiere Richemont SA (Registered)	5,250	385,156
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	875	126,509
EssilorLuxottica SA (Turquoise
Stock Exchange)	1,958	282,238
Hanesbrands, Inc.	2,089	32,004
Hermes International	319	220,438
HUGO BOSS AG	669	35,839
Kering SA	762	388,320
LVMH Moet Hennessy Louis Vuitton SE	2,794	1,110,476
Moncler SpA	1,751	62,408
NIKE, Inc., Class B	7,285	684,207
Pandora A/S	1,051	42,178
Puma SE	830	64,231
PVH Corp.	414	36,527
Ralph Lauren Corp.	278	26,541
Swatch Group AG (The)	295	78,298
Swatch Group AG (The) (Registered)	547	27,486
Tapestry, Inc.	1,621	42,227
Under Armour, Inc., Class A*	1,090	21,735
Under Armour, Inc., Class C*	1,073	19,453
VF Corp.	1,888	168,013
Yue Yuen Industrial Holdings Ltd.	8,000	21,894

		4,579,542

Total Consumer Discretionary		44,837,343

Consumer Staples (9.3%)
Beverages (1.9%)
Anheuser-Busch InBev SA/NV	7,664	730,252
Asahi Group Holdings Ltd.	3,600	178,127
Brown-Forman Corp., Class B	1,059	66,484
Carlsberg A/S, Class B	1,076	159,045
Coca-Cola Amatil Ltd.	5,201	37,386
Coca-Cola Bottlers Japan, Inc.	1,200	26,902
Coca-Cola Co. (The)	22,400	1,219,456
Coca-Cola European Partners plc	2,385	132,248
Coca-Cola HBC AG*	1,962	64,097
Constellation Brands, Inc., Class A	969	200,854
Davide Campari-Milano SpA	5,734	51,811
Diageo plc	23,889	978,993
Heineken Holding NV	1,159	115,398
Heineken NV	2,607	281,763
Kirin Holdings Co. Ltd.	151,200	3,199,497
Molson Coors Brewing Co., Class B	1,134	65,205
Monster Beverage Corp.*	2,269	131,738
PepsiCo, Inc.	8,159	1,118,599
Pernod Ricard SA	2,136	380,417
Remy Cointreau SA	229	30,401
Suntory Beverage & Food Ltd.	83,900	3,584,906
Treasury Wine Estates Ltd.	7,228	90,595

		12,844,174

Food & Staples Retailing (3.3%)
Aeon Co. Ltd.	6,400	117,227
Carrefour SA	6,071	106,270
Casino Guichard Perrachon SA(x)	609	29,067
Coles Group Ltd.	11,404	118,536
Colruyt SA	607	33,265
Costco Wholesale Corp.	2,565	739,002
Dairy Farm International Holdings Ltd.	3,700	23,310
FamilyMart Co. Ltd.	2,400	58,444
ICA Gruppen AB	806	37,238
J Sainsbury plc	17,356	46,905
Jeronimo Martins SGPS SA	2,776	46,838
Koninklijke Ahold Delhaize NV	11,906	297,886
Kroger Co. (The)	264,249	6,812,339
Lawson, Inc.	500	25,572
METRO AG	1,817	28,677
Seven & i Holdings Co. Ltd.	101,100	3,863,539
Sundrug Co. Ltd.	800	25,156
Sysco Corp.	2,987	237,168
Tesco plc	98,503	291,886
Tsuruha Holdings, Inc.	400	43,542
Walgreens Boots Alliance, Inc.	145,846	8,066,742
Walmart, Inc.	8,278	982,433
Welcia Holdings Co. Ltd.	500	25,156
Wm Morrison Supermarkets plc	23,567	58,041
Woolworths Group Ltd.	12,661	318,578

		22,432,817

Food Products (2.3%)
a2 Milk Co. Ltd.*	7,376	61,246
Ajinomoto Co., Inc.	4,400	83,015
Archer-Daniels-Midland Co.	3,247	133,354
Associated British Foods plc	3,660	103,639
Barry Callebaut AG (Registered)	20	41,240
Calbee, Inc.	700	21,753
Campbell Soup Co.	982	46,075
Chocoladefabriken Lindt & Spruengli AG	11	81,228
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,761
Conagra Brands, Inc.	2,808	86,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Danone SA	6,201	$546,245
General Mills, Inc.	3,551	195,731
Golden Agri-Resources Ltd.	75,544	12,298
Hershey Co. (The)	867	134,376
Hormel Foods Corp.(x)	1,652	72,242
JM Smucker Co. (The)	655	72,063
Kellogg Co.	135,982	8,750,442
Kerry Group plc, Class A	1,596	186,655
Kikkoman Corp.	1,500	71,584
Kraft Heinz Co. (The)	3,607	100,762
Lamb Weston Holdings, Inc.	814	59,194
McCormick & Co., Inc. (Non- Voting)	710	110,973
Meiji Holdings Co. Ltd.	1,138	82,936
Mondelez International, Inc., Class A	8,431	466,403
Mowi ASA	4,365	100,709
Nestle SA (Registered)	30,808	3,342,408
NH Foods Ltd.	900	36,166
Nisshin Seifun Group, Inc.	1,915	35,387
Nissin Foods Holdings Co. Ltd.	700	50,497
Orkla ASA	7,686	69,918
Toyo Suisan Kaisha Ltd.	800	32,037
Tyson Foods, Inc., Class A	1,709	147,213
Vitasoy International Holdings Ltd.	8,000	32,407
WH Group Ltd.(m)	91,500	81,954
Wilmar International Ltd.	19,300	52,085
Yakult Honsha Co. Ltd.	1,200	67,034
Yamazaki Baking Co. Ltd.(x)	1,400	24,964

		15,675,143

Household Products (0.6%)
Church & Dwight Co., Inc.	1,427	107,368
Clorox Co. (The)	738	112,080
Colgate-Palmolive Co.	4,977	365,859
Essity AB, Class B	6,100	178,029
Henkel AG & Co. KGaA	1,067	97,690
Henkel AG & Co. KGaA (Preference)(q)	1,792	177,350
Kimberly-Clark Corp.	1,993	283,106
Lion Corp.	2,200	43,359
Pigeon Corp.(x)	1,200	49,443
Procter & Gamble Co. (The)	14,577	1,813,087
Reckitt Benckiser Group plc	7,116	555,067
Unicharm Corp.	4,200	132,846

		3,915,284

Personal Products (0.8%)
Beiersdorf AG	1,053	124,183
Coty, Inc., Class A	237,017	2,491,049
Estee Lauder Cos., Inc. (The), Class A	1,294	257,441
Kao Corp.	4,900	361,818
Kobayashi Pharmaceutical Co. Ltd.	500	38,012
Kose Corp.(x)	300	50,636
L’Oreal SA	2,536	710,101
Pola Orbis Holdings, Inc.	900	20,135
Shiseido Co. Ltd.	4,000	319,223
Unilever NV	14,660	881,223
Unilever plc	11,165	671,296

		5,925,117

Tobacco (0.4%)
Altria Group, Inc.	10,845	443,561
British American Tobacco plc	23,071	853,136
Imperial Brands plc	9,623	216,312
Japan Tobacco, Inc.	12,100	264,773
Philip Morris International, Inc.	9,079	689,368
Swedish Match AB	1,770	73,198

		2,540,348

Total Consumer Staples		63,332,883

Energy (7.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	3,724	86,397
Drilling Co. of 1972 A/S (The)*	5,282	296,257
Halliburton Co.	5,066	95,494
Helmerich & Payne, Inc.	663	26,566
John Wood Group plc	6,911	32,282
National Oilwell Varco, Inc.	2,225	47,170
Schlumberger Ltd.	8,029	274,351
TechnipFMC plc	2,397	57,864
Tenaris SA	4,750	50,395
WorleyParsons Ltd.	3,353	29,443

		996,219

Oil, Gas & Consumable Fuels (6.9%)
Aker BP ASA	1,178	31,516
Apache Corp.	235,441	6,027,290
BP plc	1,572,785	9,974,632
Cabot Oil & Gas Corp.	2,388	41,957
Caltex Australia Ltd.	2,512	44,625
Chevron Corp.	11,042	1,309,581
Cimarex Energy Co.	575	27,566
Concho Resources, Inc.	1,163	78,968
ConocoPhillips	6,462	368,205
Devon Energy Corp.	2,368	56,974
Diamondback Energy, Inc.	949	85,325
Eni SpA	195,673	2,993,084
EOG Resources, Inc.	3,364	249,676
Equinor ASA	10,074	191,622
Exxon Mobil Corp.	92,228	6,512,219
Galp Energia SGPS SA	4,965	74,815
Hess Corp.	1,540	93,139
HollyFrontier Corp.	830	44,521
Husky Energy, Inc.	175,500	1,234,600
Idemitsu Kosan Co. Ltd.	2,020	57,074
Inpex Corp.	10,300	94,412
JXTG Holdings, Inc.	32,394	147,522
Kinder Morgan, Inc.	11,285	232,584
Koninklijke Vopak NV	739	37,986
Lundin Petroleum AB	1,864	55,916
Marathon Oil Corp.	4,675	57,362
Marathon Petroleum Corp.	3,841	233,341
Neste OYJ	4,255	140,848
Noble Energy, Inc.	2,877	64,617
Occidental Petroleum Corp.	5,190	230,799
Oil Search Ltd.	13,792	68,141
OMV AG	1,481	79,484
ONEOK, Inc.	2,393	176,340
Origin Energy Ltd.	17,698	95,204
Phillips 66	2,611	267,366
Pioneer Natural Resources Co.	976	122,752
Repsol SA	14,614	228,415
Royal Dutch Shell plc, Class A	43,771	1,283,036
Royal Dutch Shell plc, Class B	270,571	7,971,026
Santos Ltd.	17,648	92,076
TOTAL SA	99,918	5,214,946
Valero Energy Corp.	2,419	206,196
Washington H Soul Pattinson & Co. Ltd.(x)	1,125	15,968
Williams Cos., Inc. (The)	7,024	168,997
Woodside Petroleum Ltd.	9,416	205,786

		46,988,509

Total Energy		47,984,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (15.8%)
Banks (10.7%)
ABN AMRO Bank NV (CVA)(m)	4,255	$75,015
AIB Group plc	8,190	24,459
Aozora Bank Ltd.	1,100	27,489
Australia & New Zealand Banking
Group Ltd.	28,735	553,136
Banco Bilbao Vizcaya Argentaria SA	67,065	349,443
Banco de Sabadell SA	56,557	54,876
Banco Santander SA	168,970	688,147
Bangkok Bank PCL	66,100	380,369
Bangkok Bank PCL (NVDR)	502,400	2,849,972
Bank Hapoalim BM*	11,660	91,905
Bank Leumi Le-Israel BM	15,526	110,496
Bank of America Corp.	48,762	1,422,388
Bank of East Asia Ltd. (The)	12,400	30,534
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	206,077
Bank of Ireland Group plc
(Turquoise Stock Exchange)	200,000	793,484
Bank of Kyoto Ltd. (The)	600	23,445
Bank of Queensland Ltd.(x)	4,280	28,657
Bankia SA	12,002	22,664
Bankinter SA	7,010	44,269
Barclays plc	1,491,996	2,759,063
BB&T Corp.	4,440	236,963
Bendigo & Adelaide Bank Ltd.	5,140	39,862
BNP Paribas SA	161,302	7,853,482
BOC Hong Kong Holdings Ltd.	37,500	127,269
CaixaBank SA	36,097	94,819
Chiba Bank Ltd. (The)(x)	5,700	29,310
Citigroup, Inc.	102,130	7,055,140
Citizens Financial Group, Inc.	2,539	89,804
Comerica, Inc.	840	55,432
Commerzbank AG	10,368	60,142
Commonwealth Bank of Australia	17,805	971,373
Concordia Financial Group Ltd.	11,700	44,798
Credit Agricole SA	182,575	2,216,833
Danske Bank A/S	6,759	94,114
DBS Group Holdings Ltd.	18,100	327,388
DNB ASA	9,682	170,543
Erste Group Bank AG*	2,993	98,976
Fifth Third Bancorp	4,215	115,407
FinecoBank Banca Fineco SpA	6,152	65,123
First Republic Bank	1,001	96,797
Fukuoka Financial Group, Inc.	1,400	26,427
Hana Financial Group, Inc.	62,754	1,849,332
Hang Seng Bank Ltd.	7,700	166,031
HSBC Holdings plc (Hong Kong Stock Exchange)	580,728	4,475,289
HSBC Holdings plc (London Stock Exchange)	203,303	1,561,320
Huntington Bancshares, Inc.	6,066	86,562
ING Groep NV	686,452	7,185,697
Intesa Sanpaolo SpA	149,693	354,950
Israel Discount Bank Ltd., Class A	11,708	51,497
Japan Post Bank Co. Ltd.(x)	4,200	40,670
JPMorgan Chase & Co.	18,611	2,190,329
KB Financial Group, Inc. (ADR)	68,695	2,453,785
KBC Group NV	2,511	163,172
KeyCorp	5,845	104,275
Lloyds Banking Group plc	717,634	477,537
M&T Bank Corp.	764	120,689
Mebuki Financial Group, Inc.	8,330	20,493
Mediobanca Banca di Credito Finanziario SpA	6,016	65,702
Mitsubishi UFJ Financial Group, Inc.	122,700	622,323
Mizrahi Tefahot Bank Ltd.	1,390	34,548
Mizuho Financial Group, Inc.(x)	242,624	371,593
National Australia Bank Ltd.(x)	27,935	559,985
Nordea Bank Abp	30,996	219,809
Oversea-Chinese Banking Corp. Ltd.	32,186	252,896
People’s United Financial, Inc.	2,350	36,742
PNC Financial Services Group, Inc. (The)‡	2,586	362,454
Raiffeisen Bank International AG	1,489	34,552
Regions Financial Corp.	5,873	92,911
Resona Holdings, Inc.	21,451	91,855
Royal Bank of Scotland Group plc	48,274	123,222
Seven Bank Ltd.	6,500	17,794
Shinsei Bank Ltd.	1,500	21,836
Shizuoka Bank Ltd. (The)(x)	4,900	36,481
Skandinaviska Enskilda Banken AB, Class A	16,369	150,453
Societe Generale SA	7,720	211,538
Standard Chartered plc	663,250	5,579,644
Sumitomo Mitsui Financial Group, Inc.	132,627	4,532,317
Sumitomo Mitsui Trust Holdings, Inc.	3,386	122,006
SunTrust Banks, Inc.	2,573	177,022
SVB Financial Group*	300	62,685
Svenska Handelsbanken AB, Class A	15,360	143,832
Swedbank AB, Class A	9,109	131,119
UniCredit SpA	20,188	238,082
United Overseas Bank Ltd.	12,707	235,909
US Bancorp	8,347	461,923
Wells Fargo & Co.	110,238	5,560,405
Westpac Banking Corp.	34,676	693,711
Zions Bancorp NA	1,013	45,099

		72,997,966

Capital Markets (1.6%)
3i Group plc	9,786	140,358
Affiliated Managers Group, Inc.	299	24,922
Ameriprise Financial, Inc.	746	109,737
Amundi SA(m)(x)	609	42,482
ASX Ltd.	1,947	106,536
Bank of New York Mellon Corp. (The)	4,993	225,733
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.‡	680	303,035
Cboe Global Markets, Inc.	643	73,887
Charles Schwab Corp. (The)	6,772	283,273
CME Group, Inc.	2,096	442,969
Credit Suisse Group AG (Registered)*	25,708	315,152
Daiwa Securities Group, Inc.(x)	15,400	68,565
Deutsche Bank AG (Registered)	19,748	147,894
Deutsche Boerse AG	1,911	298,687
E*TRADE Financial Corp.	1,358	59,331
Franklin Resources, Inc.	1,574	45,426
Goldman Sachs Group, Inc. (The)	1,884	390,421
Hargreaves Lansdown plc	2,895	74,003
Hong Kong Exchanges & Clearing Ltd.	11,973	351,352
Intercontinental Exchange, Inc.	3,269	301,631
Invesco Ltd.	2,110	35,743
Investec plc	6,869	35,362
Japan Exchange Group, Inc.	5,300	83,280
Julius Baer Group Ltd.*	2,368	104,917
London Stock Exchange Group plc	3,152	283,225
Macquarie Group Ltd.	3,252	287,712
Magellan Financial Group Ltd.	1,245	43,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MarketAxess Holdings, Inc.	218	$71,395
Moody’s Corp.	935	191,516
Morgan Stanley	7,311	311,960
MSCI, Inc.	491	106,915
Nasdaq, Inc.	663	65,869
Natixis SA	9,536	39,548
Nomura Holdings, Inc.	33,400	141,446
Northern Trust Corp.	1,262	117,770
Partners Group Holding AG	181	138,881
Raymond James Financial, Inc.	723	59,619
S&P Global, Inc.	1,444	353,751
SBI Holdings, Inc.	2,250	48,090
Schroders plc	1,250	47,261
Singapore Exchange Ltd.	7,800	47,799
St James’s Place plc	5,235	63,041
Standard Life Aberdeen plc	23,891	83,954
State Street Corp.	2,163	128,028
T. Rowe Price Group, Inc.	1,371	156,637
UBS Group AG (Registered)*	326,932	3,711,377

		10,563,716

Consumer Finance (0.6%)
Acom Co. Ltd.	4,400	17,254
AEON Financial Service Co. Ltd.(x)	1,100	16,542
American Express Co.	3,969	469,454
Capital One Financial Corp.	39,545	3,597,804
Credit Saison Co. Ltd.	1,600	21,442
Discover Financial Services	1,825	147,989
Synchrony Financial	3,547	120,917

		4,391,402

Diversified Financial Services (0.5%)
AMP Ltd.	29,903	36,834
Berkshire Hathaway, Inc., Class B*	11,413	2,374,132
Challenger Ltd.(x)	5,683	28,269
Eurazeo SE	397	29,533
EXOR NV	1,099	73,644
Groupe Bruxelles Lambert SA	811	77,876
Industrivarden AB, Class C	1,680	36,778
Investor AB, Class B	4,581	223,883
Kinnevik AB, Class B	2,555	67,197
L E Lundbergforetagen AB, Class B	705	26,527
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	20,199
ORIX Corp.	13,300	198,162
Pargesa Holding SA	364	27,992
Tokyo Century Corp.	500	23,098
Wendel SA	290	40,016

		3,284,140

Insurance (2.4%)
Admiral Group plc	1,899	49,454
Aegon NV	697,587	2,902,198
Aflac, Inc.	4,321	226,075
Ageas	1,887	104,647
AIA Group Ltd.	121,400	1,146,978
Allianz SE (Registered)	4,269	995,043
Allstate Corp. (The)	1,890	205,405
American International Group, Inc.	5,042	280,839
Aon plc	1,371	265,384
Arthur J Gallagher & Co.	1,074	96,198
Assicurazioni Generali SpA	11,020	213,560
Assurant, Inc.	341	42,905
Aviva plc	39,260	192,751
AXA SA‡	19,512	498,288
Baloise Holding AG (Registered)	491	87,962
China Life Insurance Co. Ltd., Class H	1,089,000	2,523,220
Chubb Ltd.	2,654	428,462
Cincinnati Financial Corp.	879	102,553
CNP Assurances	1,725	33,335
Dai-ichi Life Holdings, Inc.	11,100	167,231
Direct Line Insurance Group plc	13,808	50,967
Everest Re Group Ltd.	248	65,990
Gjensidige Forsikring ASA	1,810	35,881
Globe Life, Inc.	577	55,254
Hannover Rueck SE	606	102,445
Hartford Financial Services Group, Inc. (The)	2,096	127,039
Insurance Australia Group Ltd.(x)	23,164	123,513
Japan Post Holdings Co. Ltd.	15,800	145,397
Legal & General Group plc	59,954	183,112
Lincoln National Corp.	1,173	70,755
Loews Corp.	1,469	75,624
Mapfre SA	11,751	31,649
Marsh & McLennan Cos., Inc.	2,920	292,146
Medibank Pvt Ltd.	26,966	61,882
MetLife, Inc.	4,633	218,492
MS&AD Insurance Group Holdings, Inc.	4,811	155,732
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,451	375,452
NN Group NV	3,081	109,274
Poste Italiane SpA(m)	5,255	59,740
Principal Financial Group, Inc.	1,502	85,824
Progressive Corp. (The)	3,385	261,491
Prudential Financial, Inc.	2,354	211,742
Prudential plc	26,082	473,020
QBE Insurance Group Ltd.	13,311	112,842
RSA Insurance Group plc	10,329	67,844
Sampo OYJ, Class A	4,459	177,296
SCOR SE	1,649	68,101
Sompo Holdings, Inc.	3,285	137,233
Sony Financial Holdings, Inc.	1,500	32,490
Suncorp Group Ltd.	12,640	116,458
Swiss Life Holding AG (Registered)	344	164,443
Swiss Re AG	3,065	319,690
T&D Holdings, Inc.	5,900	62,479
Tokio Marine Holdings, Inc.	6,500	347,408
Travelers Cos., Inc. (The)	1,518	225,711
Tryg A/S	1,311	37,570
Unum Group	1,151	34,208
Willis Towers Watson plc	750	144,727
Zurich Insurance Group AG	1,522	582,540

		16,565,949

Total Financials		107,803,173

Health Care (13.9%)
Biotechnology (1.9%)
AbbVie, Inc.	8,632	653,615
Alexion Pharmaceuticals, Inc.*	1,300	127,322
Amgen, Inc.	3,491	675,543
BeiGene Ltd. (ADR)*	341	41,759
Biogen, Inc.*	1,074	250,049
BioMarin Pharmaceutical, Inc.*	14,180	955,732
Celgene Corp.*	4,133	410,407
CSL Ltd.	4,556	718,614
Genmab A/S*	632	128,292
Gilead Sciences, Inc.	130,571	8,275,590
Grifols SA	3,000	88,417
Incyte Corp.*	1,030	76,457
PeptiDream, Inc.*	900	42,700
Regeneron Pharmaceuticals, Inc.*	472	130,933
Vertex Pharmaceuticals, Inc.*	1,510	255,824

		12,831,254

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	10,287	860,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ABIOMED, Inc.*	257	$45,718
Alcon, Inc.*	13,581	791,959
Align Technology, Inc.*	422	76,348
Asahi Intecc Co. Ltd.	2,000	52,476
Baxter International, Inc.	2,972	259,961
Becton Dickinson and Co.	1,581	399,930
BioMerieux	415	34,332
Boston Scientific Corp.*	8,165	332,234
Carl Zeiss Meditec AG	405	46,174
Cochlear Ltd.	580	81,485
Coloplast A/S, Class B	1,195	143,924
Cooper Cos., Inc. (The)	287	85,239
Danaher Corp.	3,716	536,702
Demant A/S*	1,129	28,918
Dentsply Sirona, Inc.	1,265	67,437
Edwards Lifesciences Corp.*	1,209	265,871
Fisher & Paykel Healthcare Corp. Ltd.	5,649	61,197
Hologic, Inc.*	1,543	77,906
Hoya Corp.	3,900	318,096
IDEXX Laboratories, Inc.*	499	135,693
Intuitive Surgical, Inc.*	669	361,213
Koninklijke Philips NV	9,316	431,544
Medtronic plc	7,812	848,540
Olympus Corp.	11,600	156,204
ResMed, Inc.	831	112,276
Sartorius AG (Preference)(q)	358	65,320
Siemens Healthineers AG(m)	1,486	58,462
Smith & Nephew plc	8,775	211,362
Sonova Holding AG (Registered)	559	129,941
Straumann Holding AG (Registered)	104	85,009
Stryker Corp.	1,868	404,048
Sysmex Corp.	1,700	113,705
Teleflex, Inc.	268	91,053
Terumo Corp.	6,500	209,202
Varian Medical Systems, Inc.*	521	62,046
Zimmer Biomet Holdings, Inc.	1,187	162,940

		8,205,178

Health Care Providers & Services (1.0%)
Alfresa Holdings Corp.	1,900	42,402
AmerisourceBergen Corp.	902	74,262
Anthem, Inc.	1,491	357,989
Cardinal Health, Inc.	58,090	2,741,267
Centene Corp.*	2,396	103,651
Cigna Corp.	2,200	333,938
CVS Health Corp.	7,600	479,332
DaVita, Inc.*	564	32,188
Fresenius Medical Care AG & Co. KGaA	2,168	145,798
Fresenius SE & Co. KGaA	4,196	196,177
HCA Healthcare, Inc.	1,548	186,410
Henry Schein, Inc.*	856	54,356
Humana, Inc.	783	200,190
Laboratory Corp. of America Holdings*	571	95,928
McKesson Corp.	1,070	146,226
Medipal Holdings Corp.	1,800	40,054
NMC Health plc(x)	942	31,388
Quest Diagnostics, Inc.	775	82,948
Ramsay Health Care Ltd.	1,448	63,399
Ryman Healthcare Ltd.	4,162	34,637
Sonic Healthcare Ltd.(x)	4,536	85,877
Suzuken Co. Ltd.	660	35,403
UnitedHealth Group, Inc.	5,528	1,201,345
Universal Health Services, Inc., Class B	476	70,805
WellCare Health Plans, Inc.*	289	74,900

		6,910,870

Health Care Technology (0.0%)
Cerner Corp.	1,821	124,138
M3, Inc.	4,300	103,478

		227,616

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,775	136,018
Eurofins Scientific SE(x)	113	52,517
Illumina, Inc.*	852	259,196
IQVIA Holdings, Inc.*	1,060	158,343
Lonza Group AG (Registered)*	749	253,206
Mettler-Toledo International, Inc.*	144	101,434
PerkinElmer, Inc.	643	54,764
QIAGEN NV*	2,329	76,256
Sartorius Stedim Biotech	289	40,445
Thermo Fisher Scientific, Inc.	2,334	679,824
Waters Corp.*	394	87,953

		1,899,956

Pharmaceuticals (9.5%)
Allergan plc	55,722	9,377,455
Astellas Pharma, Inc.	18,900	268,926
AstraZeneca plc	13,178	1,176,501
Bayer AG (Registered)	98,658	6,956,264
Bristol-Myers Squibb Co.	9,570	485,295
Chugai Pharmaceutical Co. Ltd.	2,300	178,682
Daiichi Sankyo Co. Ltd.	5,700	358,685
Eisai Co. Ltd.	2,500	126,960
Eli Lilly & Co.	4,945	552,999
GlaxoSmithKline plc	49,937	1,071,185
H Lundbeck A/S	649	21,526
Hisamitsu Pharmaceutical Co., Inc.	500	21,850
Ipsen SA	363	34,461
Johnson & Johnson	15,357	1,986,889
Kyowa Kirin Co. Ltd.	2,600	50,449
Merck & Co., Inc.	14,872	1,251,925
Merck KGaA	32,480	3,658,753
Mitsubishi Tanabe Pharma Corp.	2,200	24,111
Mylan NV*	2,915	57,659
Nektar Therapeutics(x)*	1,062	19,344
Novartis AG (Registered)	68,625	5,950,411
Novo Nordisk A/S, Class B	17,776	913,849
Ono Pharmaceutical Co. Ltd.	3,800	68,778
Orion OYJ, Class B	1,047	39,051
Otsuka Holdings Co. Ltd.	4,000	149,457
Perrigo Co. plc	830	46,389
Pfizer, Inc.	92,523	3,324,351
Recordati SpA	1,060	45,474
Roche Holding AG	30,721	8,940,348
Sanofi	87,327	8,096,186
Santen Pharmaceutical Co. Ltd.	3,900	67,738
Shionogi & Co. Ltd.	2,700	149,802
Sumitomo Dainippon Pharma Co. Ltd.	1,500	24,624
Taisho Pharmaceutical Holdings Co. Ltd.	400	29,040
Takeda Pharmaceutical Co. Ltd.	208,602	7,118,995
Teva Pharmaceutical Industries Ltd. (ADR)*	218,906	1,506,073
UCB SA	1,259	91,392
Vifor Pharma AG	466	74,449
Zoetis, Inc.	2,775	345,737

		64,662,063

Total Health Care		94,736,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (8.4%)
Aerospace & Defense (0.9%)
Airbus SE	5,857	$760,953
Arconic, Inc.	2,287	59,462
BAE Systems plc	32,151	225,328
Boeing Co. (The)	3,112	1,184,023
Dassault Aviation SA	25	35,369
Elbit Systems Ltd.	227	37,613
General Dynamics Corp.	1,362	248,878
Huntington Ingalls Industries, Inc.	241	51,041
L3Harris Technologies, Inc.	1,304	272,067
Leonardo SpA	3,972	46,713
Lockheed Martin Corp.	1,446	564,027
Meggitt plc	8,013	62,563
MTU Aero Engines AG	523	138,977
Northrop Grumman Corp.	916	343,308
Raytheon Co.	1,615	316,847
Rolls-Royce Holdings plc*	17,161	167,199
Safran SA	3,292	518,303
Singapore Technologies Engineering Ltd.	15,500	43,063
Textron, Inc.	1,313	64,284
Thales SA	1,066	122,579
TransDigm Group, Inc.	293	152,556
United Technologies Corp.	4,734	646,286

		6,061,439

Air Freight & Logistics (0.8%)
Bollore SA	8,577	35,543
CH Robinson Worldwide, Inc.	772	65,450
Deutsche Post AG (Registered)	9,949	332,312
Expeditors International of Washington, Inc.	989	73,473
FedEx Corp.	1,390	202,342
SG Holdings Co. Ltd.	1,400	34,247
United Parcel Service, Inc., Class B	38,079	4,562,626
Yamato Holdings Co. Ltd.	3,100	46,618

		5,352,611

Airlines (0.1%)
Alaska Air Group, Inc.	682	44,269
American Airlines Group, Inc.	2,295	61,896
ANA Holdings, Inc.	1,200	40,331
Delta Air Lines, Inc.	3,368	193,997
Deutsche Lufthansa AG (Registered)	2,465	39,173
easyJet plc	1,766	24,971
Japan Airlines Co. Ltd.	1,130	33,568
Singapore Airlines Ltd.	5,300	35,048
Southwest Airlines Co.	2,833	153,010
United Airlines Holdings, Inc.*	1,281	113,253

		739,516

Building Products (0.6%)
AGC, Inc.	1,800	55,769
Allegion plc	536	55,556
AO Smith Corp.	817	38,979
Assa Abloy AB, Class B	10,081	224,374
Cie de Saint-Gobain	76,029	2,983,241
Daikin Industries Ltd.	2,500	327,861
Fortune Brands Home & Security, Inc.	861	47,097
Geberit AG (Registered)	373	178,119
Johnson Controls International plc	4,613	202,465
Kingspan Group plc	1,518	74,123
LIXIL Group Corp.	2,700	47,445
Masco Corp.	1,681	70,064
TOTO Ltd.(x)	1,500	56,116

		4,361,209

Commercial Services & Supplies (0.2%)
Brambles Ltd.	16,298	125,404
Cintas Corp.	473	126,811
Copart, Inc.*	1,169	93,906
Dai Nippon Printing Co. Ltd.	2,600	67,113
Edenred	2,402	115,273
G4S plc	15,107	35,144
ISS A/S	1,587	39,270
Park24 Co. Ltd.(x)	1,300	30,154
Rentokil Initial plc	18,601	106,990
Republic Services, Inc.	1,249	108,101
Rollins, Inc.	764	26,029
Secom Co. Ltd.	2,100	191,462
Securitas AB, Class B	3,219	49,312
Societe BIC SA(x)	250	16,785
Sohgo Security Services Co. Ltd.	800	41,877
Toppan Printing Co. Ltd.	2,500	44,208
Waste Management, Inc.	2,265	260,475

		1,478,314

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,618	104,609
Bouygues SA	2,242	89,805
CIMIC Group Ltd.	913	19,380
Eiffage SA	785	81,386
Ferrovial SA	4,898	141,526
HOCHTIEF AG	249	28,388
Jacobs Engineering Group, Inc.	789	72,193
JGC Holdings Corp.	2,200	28,750
Kajima Corp.	4,500	58,973
Obayashi Corp.	6,800	67,670
Quanta Services, Inc.	889	33,604
Shimizu Corp.(x)	6,000	54,271
Skanska AB, Class B	3,418	69,235
Taisei Corp.	2,000	77,410
Vinci SA	5,114	550,823

		1,478,023

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	18,536	364,201
AMETEK, Inc.	1,321	121,294
Eaton Corp. plc	2,453	203,967
Emerson Electric Co.	3,563	238,222
Fuji Electric Co. Ltd.	1,200	36,680
Legrand SA	2,684	191,557
Melrose Industries plc	48,403	119,980
Mitsubishi Electric Corp.	18,400	243,774
Nidec Corp.	2,200	295,436
Prysmian SpA	2,471	53,057
Rockwell Automation, Inc.	686	113,053
Schneider Electric SE	5,532	485,383
Siemens Gamesa Renewable Energy SA	2,250	30,532
Vestas Wind Systems A/S	1,959	152,088

		2,649,224

Industrial Conglomerates (2.2%)
3M Co.	3,341	549,260
CK Hutchison Holdings Ltd.	757,424	6,687,388
DCC plc	951	82,974
General Electric Co.	51,016	456,083
Honeywell International, Inc.	4,188	708,610
Jardine Matheson Holdings Ltd.	2,200	117,348
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	2,100	62,559
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	100	2,988
Keihan Holdings Co. Ltd.	899	39,951
Keppel Corp. Ltd.	14,600	62,640
NWS Holdings Ltd.	15,730	24,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	602	$214,673
Sembcorp Industries Ltd.	9,800	14,748
Siemens AG (Registered)	53,769	5,757,992
Smiths Group plc	4,180	80,691
Toshiba Corp.	5,200	158,705

		15,020,975

Machinery (0.9%)
Alfa Laval AB	3,147	62,115
Alstom SA	1,912	79,254
Amada Holdings Co. Ltd.	3,400	36,602
ANDRITZ AG	706	28,856
Atlas Copco AB, Class A	6,878	211,845
Atlas Copco AB, Class B	3,925	106,378
Caterpillar, Inc.	3,275	413,665
CNH Industrial NV	10,212	103,959
Cummins, Inc.	918	149,331
Daifuku Co. Ltd.(x)	1,100	56,666
Deere & Co.	1,838	310,034
Dover Corp.	839	83,531
Epiroc AB, Class A	6,628	71,841
Epiroc AB, Class B	4,172	43,102
FANUC Corp.	1,900	357,420
Flowserve Corp.	792	36,994
Fortive Corp.	1,709	117,169
GEA Group AG	1,543	41,658
Hino Motors Ltd.	2,800	23,047
Hitachi Construction Machinery Co. Ltd.	1,100	26,502
Hoshizaki Corp.	600	47,112
IDEX Corp.	439	71,943
IHI Corp.	1,600	34,745
Illinois Tool Works, Inc.	1,709	267,441
Ingersoll-Rand plc	1,398	172,248
JTEKT Corp.	2,200	25,210
Kawasaki Heavy Industries Ltd.(x)	1,600	35,396
KION Group AG	637	33,500
Knorr-Bremse AG	486	45,683
Komatsu Ltd.	9,300	212,879
Kone OYJ, Class B	3,409	194,105
Kubota Corp.	10,300	155,703
Kurita Water Industries Ltd.	1,100	29,432
Makita Corp.	2,200	69,179
Metso OYJ	1,041	38,884
Minebea Mitsumi, Inc.	3,800	60,132
MISUMI Group, Inc.(x)	2,900	68,205
Mitsubishi Heavy Industries Ltd.	3,100	121,334
Nabtesco Corp.	1,300	40,217
NGK Insulators Ltd.	2,500	35,584
NSK Ltd.	3,700	31,140
PACCAR, Inc.	2,008	140,580
Parker-Hannifin Corp.	744	134,374
Pentair plc	977	36,931
Sandvik AB	11,355	176,887
Schindler Holding AG	422	94,374
Schindler Holding AG (Registered)	225	50,183
SKF AB, Class B	3,805	62,888
SMC Corp.	500	213,179
Snap-on, Inc.	327	51,189
Spirax-Sarco Engineering plc	740	71,379
Stanley Black & Decker, Inc.	878	126,792
Sumitomo Heavy Industries Ltd.	1,200	35,514
Techtronic Industries Co. Ltd.	14,000	97,439
THK Co. Ltd.	1,300	34,061
Volvo AB, Class B	14,939	209,804
Wabtec Corp.	1,060	76,172
Wartsila OYJ Abp	4,408	49,366
Weir Group plc (The)	2,627	46,044
Xylem, Inc.	1,041	82,884
Yangzijiang Shipbuilding Holdings Ltd.	23,335	16,208

		5,956,289

Marine (0.5%)
AP Moller - Maersk A/S, Class A	38	40,552
AP Moller - Maersk A/S, Class B	2,706	3,059,975
Kuehne + Nagel International AG (Registered)	554	81,597
Mitsui OSK Lines Ltd.	1,199	30,273
Nippon Yusen KK(x)	1,700	28,380

		3,240,777

Professional Services (0.4%)
Adecco Group AG (Registered)	1,576	87,197
Bureau Veritas SA	2,816	67,831
Equifax, Inc.	700	98,469
Experian plc	9,154	292,525
IHS Markit Ltd.*	2,335	156,165
Intertek Group plc	1,644	110,731
Nielsen Holdings plc	2,061	43,796
Persol Holdings Co. Ltd.	2,000	37,771
Randstad NV	1,198	58,877
Recruit Holdings Co. Ltd.	13,600	413,314
RELX plc (London Stock Exchange)	9,246	219,695
RELX plc (Turquoise Stock Exchange)	10,495	249,714
Robert Half International, Inc.	680	37,849
SEEK Ltd.	3,220	46,661
SGS SA (Registered)	54	133,857
Teleperformance	581	125,956
Verisk Analytics, Inc.	949	150,075
Wolters Kluwer NV	2,813	205,363

		2,535,846

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,020	79,724
Central Japan Railway Co.	1,400	287,704
ComfortDelGro Corp. Ltd.	21,000	36,465
CSX Corp.	4,646	321,828
DSV A/S	2,211	210,385
East Japan Railway Co.	3,097	295,307
Hankyu Hanshin Holdings, Inc.	2,400	92,449
JB Hunt Transport Services, Inc.	506	55,989
Kansas City Southern	604	80,338
Keikyu Corp.	2,199	42,607
Keio Corp.	1,100	68,467
Keisei Electric Railway Co. Ltd.	1,200	49,332
Kintetsu Group Holdings Co. Ltd.	1,700	88,518
Kyushu Railway Co.	1,600	50,978
MTR Corp. Ltd.	15,500	87,015
Nagoya Railroad Co. Ltd.(x)	1,800	53,771
Nippon Express Co. Ltd.	800	40,768
Norfolk Southern Corp.	1,518	272,724
Odakyu Electric Railway Co. Ltd.	3,100	74,199
Seibu Holdings, Inc.	2,200	38,313
Tobu Railway Co. Ltd.	1,900	61,503
Tokyu Corp.	5,000	93,780
Union Pacific Corp.	4,103	664,604
West Japan Railway Co.	1,700	143,563

		3,290,331

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,349	73,858
Ashtead Group plc	4,754	132,337
Brenntag AG	1,554	75,204
Bunzl plc	3,384	88,417
Fastenal Co.	3,318	108,399
Ferguson plc	2,333	170,506
ITOCHU Corp.	13,500	278,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marubeni Corp.(x)	16,000	$106,203
Mitsubishi Corp.	13,600	333,444
Mitsui & Co. Ltd.	16,600	271,434
MonotaRO Co. Ltd.	1,300	33,977
Sumitomo Corp.	11,800	184,216
Toyota Tsusho Corp.	2,200	70,909
Travis Perkins plc	135,271	2,147,223
United Rentals, Inc.*	448	55,839
WW Grainger, Inc.	259	76,962

		4,207,480

Transportation Infrastructure (0.1%)
Aena SME SA(m)	671	122,868
Aeroports de Paris	286	50,874
Atlantia SpA	5,072	122,671
Auckland International Airport Ltd.	9,980	57,183
Fraport AG Frankfurt Airport Services Worldwide	426	36,133
Getlink SE	4,425	66,461
Japan Airport Terminal Co. Ltd.(x)	600	25,970
Kamigumi Co. Ltd.	1,100	24,905
SATS Ltd.	7,400	25,913
Sydney Airport	10,833	58,713
Transurban Group	26,865	266,367

		858,058

Total Industrials		57,230,092

Information Technology (9.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	322	76,932
Cisco Systems, Inc.	24,710	1,220,921
CommScope Holding Co., Inc.*	126,400	1,486,464
F5 Networks, Inc.*	357	50,130
Juniper Networks, Inc.	2,055	50,861
Motorola Solutions, Inc.	982	167,343
Nokia OYJ	56,686	287,300
Telefonaktiebolaget LM Ericsson, Class B	30,902	246,926

		3,586,877

Electronic Equipment, Instruments & Components (0.8%)
Alps Alpine Co. Ltd.	2,200	41,039
Amphenol Corp., Class A	1,732	167,138
CDW Corp.	842	103,768
Corning, Inc.	4,549	129,737
FLIR Systems, Inc.	777	40,862
Halma plc	3,818	92,527
Hamamatsu Photonics KK	1,300	48,213
Hexagon AB, Class B	2,619	126,267
Hirose Electric Co. Ltd.	330	40,409
Hitachi High-Technologies Corp.	600	34,627
Hitachi Ltd.	9,680	360,163
Ingenico Group SA	622	60,676
IPG Photonics Corp.*	215	29,154
Keyence Corp.	880	544,481
Keysight Technologies, Inc.*	1,091	106,100
Knowles Corp.*	125,105	2,544,636
Kyocera Corp.	3,200	198,437
Murata Manufacturing Co. Ltd.	5,700	273,336
Nippon Electric Glass Co. Ltd.	800	17,787
Omron Corp.	2,000	109,318
Shimadzu Corp.	2,400	60,552
TDK Corp.	1,300	116,264
TE Connectivity Ltd.	1,953	181,981
Venture Corp. Ltd.	2,600	28,800
Yaskawa Electric Corp.	2,400	88,009
Yokogawa Electric Corp.	2,400	43,883

		5,588,164

IT Services (1.4%)
Accenture plc, Class A	3,720	715,542
Adyen NV(m)*	102	67,194
Akamai Technologies, Inc.*	991	90,558
Alliance Data Systems Corp.	223	28,573
Amadeus IT Group SA	4,414	316,181
Atos SE	990	69,793
Automatic Data Processing, Inc.	2,523	407,263
Broadridge Financial Solutions, Inc.	672	83,617
Capgemini SE	1,599	188,400
Cognizant Technology Solutions Corp., Class A	3,215	193,752
Computershare Ltd.	4,873	53,118
DXC Technology Co.	1,555	45,872
Fidelity National Information Services, Inc.	3,580	475,281
Fiserv, Inc.*	3,343	346,301
FleetCor Technologies, Inc.*	500	143,390
Fujitsu Ltd.	2,000	160,092
Gartner, Inc.*	521	74,498
Global Payments, Inc.	1,672	265,848
GMO Payment Gateway, Inc.(x)	400	26,747
International Business Machines Corp.	5,171	751,967
Itochu Techno-Solutions Corp.	1,000	26,469
Jack Henry & Associates, Inc.	439	64,081
Leidos Holdings, Inc.	785	67,416
Mastercard, Inc., Class A	5,194	1,410,535
Nomura Research Institute Ltd.	3,645	72,512
NTT Data Corp.	6,600	85,090
Obic Co. Ltd.	600	68,365
Otsuka Corp.	1,000	39,815
Paychex, Inc.	1,854	153,456
PayPal Holdings, Inc.*	6,852	709,799
VeriSign, Inc.*	608	114,687
Visa, Inc., Class A	10,052	1,729,045
Western Union Co. (The)	2,483	57,531
Wirecard AG	1,181	188,901
Wix.com Ltd.*	454	53,000
Worldline SA(m)(x)*	858	54,147

		9,398,836

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	6,319	183,188
Advantest Corp.	2,000	88,324
Analog Devices, Inc.	2,143	239,437
Applied Materials, Inc.	5,340	266,466
ASM Pacific Technology Ltd.	3,400	41,515
ASML Holding NV	4,280	1,060,118
Broadcom, Inc.	2,317	639,654
Disco Corp.	200	37,845
Infineon Technologies AG	12,569	226,207
Intel Corp.	25,785	1,328,701
KLA Corp.	935	149,086
Lam Research Corp.	841	194,364
Maxim Integrated Products, Inc.	1,579	91,440
Microchip Technology, Inc.(x)	1,379	128,123
Micron Technology, Inc.*	6,415	274,883
NVIDIA Corp.	3,555	618,819
NXP Semiconductors NV	2,868	312,956
Qorvo, Inc.*	702	52,046
QUALCOMM, Inc.	7,103	541,817
Renesas Electronics Corp.*	7,600	49,343
Rohm Co. Ltd.	1,000	76,301
Skyworks Solutions, Inc.	1,001	79,329
STMicroelectronics NV	6,869	132,742
SUMCO Corp.	2,600	34,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	$3,176,676
Texas Instruments, Inc.	5,439	702,936
Tokyo Electron Ltd.	1,600	304,314
Xilinx, Inc.	1,472	141,165

		11,172,662

Software (2.5%)
Adobe, Inc.*	2,829	781,511
ANSYS, Inc.*	487	107,802
Autodesk, Inc.*	1,273	188,022
Cadence Design Systems, Inc.*	1,629	107,644
Check Point Software Technologies Ltd.*	1,257	137,642
Citrix Systems, Inc.	720	69,494
CyberArk Software Ltd.*	374	37,333
Dassault Systemes SE	1,315	187,402
Fortinet, Inc.*	834	64,018
Intuit, Inc.	1,520	404,229
Micro Focus International plc	3,446	48,167
Microsoft Corp.	44,452	6,180,162
Nice Ltd.*	622	91,432
Oracle Corp. (Tokyo Stock Exchange)	400	34,664
Oracle Corp. (Turquoise Stock Exchange)	115,913	6,378,692
Sage Group plc (The)	10,778	91,625
salesforce.com, Inc.*	5,105	757,786
SAP SE	9,885	1,162,316
Symantec Corp.	3,310	78,215
Synopsys, Inc.*	869	119,270
Temenos AG (Registered)*	657	109,933
Trend Micro, Inc.	1,300	61,799

		17,199,158

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	24,726	5,537,882
Brother Industries Ltd.	2,300	41,607
Canon, Inc.	10,100	269,255
FUJIFILM Holdings Corp.	3,600	157,817
Hewlett Packard Enterprise Co.	7,475	113,396
HP, Inc.	8,502	160,858
Konica Minolta, Inc.	4,600	31,993
NEC Corp.	2,500	105,433
NetApp, Inc.	1,346	70,678
Ricoh Co. Ltd.(x)	7,100	63,892
Samsung Electronics Co. Ltd. (GDR)(m)(x)	7,313 7,444,634
Seagate Technology plc	1,378	74,123
Seiko Epson Corp.(x)	2,700	37,956
Western Digital Corp.	1,765	105,265
Xerox Holdings Corp.	1,080	32,303

		14,247,092

Total Information Technology		61,192,789

Materials (3.5%)
Chemicals (1.5%)
Air Liquide SA	4,319	614,799
Air Products & Chemicals, Inc.	1,297	287,752
Air Water, Inc.	1,600	28,589
Akzo Nobel NV	2,291	204,236
Albemarle Corp.(x)	609	42,338
Arkema SA	674	62,825
Asahi Kasei Corp.	12,900	126,942
BASF SE	9,238	645,622
Celanese Corp.	699	85,481
CF Industries Holdings, Inc.	1,267	62,336
Chr Hansen Holding A/S	1,057	89,714
Clariant AG (Registered)*	2,171	42,265
Corteva, Inc.	4,341	121,548
Covestro AG(m)	1,749	86,547
Croda International plc	1,288	76,966
Daicel Corp.(x)	2,600	21,954
Dow, Inc.	4,341	206,849
DuPont de Nemours, Inc.	4,341	309,557
Eastman Chemical Co.	786	58,030
Ecolab, Inc.	1,447	286,564
EMS-Chemie Holding AG (Registered)	81	50,440
Evonik Industries AG	1,669	41,203
FMC Corp.	763	66,900
FUCHS PETROLUB SE (Preference)(q)	618	23,212
Givaudan SA (Registered)	93	259,418
Hitachi Chemical Co. Ltd.	1,000	32,601
Incitec Pivot Ltd.	15,625	35,751
International Flavors & Fragrances, Inc.(x)	623	76,436
Israel Chemicals Ltd.	6,622	32,879
Johnson Matthey plc	1,947	73,183
JSR Corp.	2,000	31,982
Kaneka Corp.	400	12,449
Kansai Paint Co. Ltd.	1,800	41,802
Koninklijke DSM NV	1,825	219,603
Kuraray Co. Ltd.	3,500	42,955
LANXESS AG	873	53,285
Linde plc	3,146	609,443
LyondellBasell Industries NV, Class A	23,983	2,145,759
Mitsubishi Chemical Holdings Corp.(x)	13,100	93,302
Mitsubishi Gas Chemical Co., Inc.	1,600	21,338
Mitsui Chemicals, Inc.	2,000	44,689
Mosaic Co. (The)	2,057	42,168
Nippon Paint Holdings Co. Ltd.(x)	1,500	77,827
Nissan Chemical Corp.	1,300	54,044
Nitto Denko Corp.	1,600	77,007
Novozymes A/S, Class B	2,202	92,581
Orica Ltd.	3,883	59,074
PPG Industries, Inc.	1,369	162,240
Sherwin-Williams Co. (The)	480	263,938
Shin-Etsu Chemical Co. Ltd.	3,700	395,579
Showa Denko KK	1,500	39,191
Sika AG (Registered)	1,283	187,684
Solvay SA	760	78,694
Sumitomo Chemical Co. Ltd.	15,000	67,283
Symrise AG	1,272	123,613
Taiyo Nippon Sanso Corp.	1,300	26,246
Teijin Ltd.	1,700	32,640
Toray Industries, Inc.	14,300	106,081
Tosoh Corp.	2,800	36,979
Umicore SA(x)	1,983	74,848
Yara International ASA	23,095	994,611

		10,461,872

Construction Materials (0.4%)
Boral Ltd.	11,108	36,212
CRH plc	8,160	280,961
Fletcher Building Ltd.	9,176	29,592
HeidelbergCement AG	1,497	108,211
Imerys SA	389	15,637
James Hardie Industries plc (CHDI)	4,448	74,634
LafargeHolcim Ltd. (Registered)*	4,883	240,322
Martin Marietta Materials, Inc.	361	98,950
Taiheiyo Cement Corp.	59,300	1,585,538
Vulcan Materials Co.	766	115,850

		2,585,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	9,409	$91,738
Avery Dennison Corp.	489	55,536
Ball Corp.	1,940	141,251
International Paper Co.	2,303	96,311
Packaging Corp. of America	547	58,037
Sealed Air Corp.	887	36,819
Smurfit Kappa Group plc	2,269	67,516
Toyo Seikan Group Holdings Ltd.	1,600	24,801
Westrock Co.	1,442	52,561

		624,570

Metals & Mining (1.4%)
Alumina Ltd.	24,216	38,737
Anglo American plc	10,598	243,832
Antofagasta plc	3,898	43,087
ArcelorMittal	6,677	93,925
BHP Group Ltd.	29,629	734,330
BHP Group plc	21,243	452,491
BlueScope Steel Ltd.	5,365	43,489
Boliden AB*	2,969	68,238
Evraz plc	5,080	29,207
Fortescue Metals Group Ltd.	13,936	82,774
Freeport-McMoRan, Inc.	8,409	80,474
Fresnillo plc(x)	2,527	21,240
Glencore plc*	111,907	336,764
Hitachi Metals Ltd.	2,300	24,803
JFE Holdings, Inc.	5,000	60,116
Kobe Steel Ltd.	3,000	15,981
Maruichi Steel Tube Ltd.(x)	600	15,832
Mitsubishi Materials Corp.	1,200	32,351
Newcrest Mining Ltd.	7,727	181,233
Newmont Goldcorp Corp.	4,751	180,158
Nippon Steel Corp.	8,105	112,852
Norsk Hydro ASA	13,513	47,530
Nucor Corp.	1,767	89,958
Rio Tinto Ltd.	3,734	233,553
Rio Tinto plc	11,465	593,334
South32 Ltd.	50,815	89,860
Sumitomo Metal Mining Co. Ltd.	58,699	1,817,022
thyssenkrupp AG	4,070	56,361
voestalpine AG(x)	1,199	27,548
Wheaton Precious Metals Corp.	152,293	3,993,402

		9,840,482

Paper & Forest Products (0.1%)
Mondi plc	4,882	93,522
Oji Holdings Corp.	9,000	41,951
Stora Enso OYJ, Class R	5,987	72,140
UPM-Kymmene OYJ	5,368	158,675

		366,288

Total Materials		23,879,119

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	655	100,896
American Tower Corp. (REIT)	2,583	571,179
Apartment Investment & Management Co. (REIT), Class A	881	45,935
Ascendas REIT (REIT)	24,617	55,569
AvalonBay Communities, Inc. (REIT)	808	173,987
Boston Properties, Inc. (REIT)	837	108,525
British Land Co. plc (The) (REIT)	9,112	65,519
CapitaLand Commercial Trust (REIT)	27,516	41,210
CapitaLand Mall Trust (REIT)	23,400	44,526
Covivio (REIT)	476	50,377
Crown Castle International Corp. (REIT)	2,442	339,462
Daiwa House REIT Investment Corp. (REIT)	17	47,796
Dexus (REIT)	10,547	84,926
Digital Realty Trust, Inc. (REIT)	1,207	156,681
Duke Realty Corp. (REIT)	2,084	70,793
Equinix, Inc. (REIT)	495	285,516
Equity Residential (REIT)	2,029	175,022
Essex Property Trust, Inc. (REIT)	381	124,454
Extra Space Storage, Inc. (REIT)	774	90,419
Federal Realty Investment Trust (REIT)	406	55,273
Gecina SA (REIT)	460	72,299
Goodman Group (REIT)	16,353	156,511
GPT Group (The) (REIT)	18,823	78,260
HCP, Inc. (REIT)	2,899	103,291
Host Hotels & Resorts, Inc. (REIT)	4,268	73,794
Icade (REIT)	300	26,829
Iron Mountain, Inc. (REIT)	1,581	51,209
Japan Prime Realty Investment Corp. (REIT)	9	42,701
Japan Real Estate Investment Corp. (REIT)	13	87,168
Japan Retail Fund Investment Corp. (REIT)	26	54,970
Kimco Realty Corp. (REIT)	2,360	49,277
Klepierre SA (REIT)	2,023	68,707
Land Securities Group plc (REIT)	7,085	74,604
Link REIT (REIT)	21,000	231,630
Macerich Co. (The) (REIT)(x)	696	21,987
Mid-America Apartment Communities, Inc. (REIT)	657	85,417
Mirvac Group (REIT)	36,761	75,924
Nippon Building Fund, Inc. (REIT)	13	99,792
Nippon Prologis REIT, Inc. (REIT)	18	49,293
Nomura Real Estate Master Fund, Inc. (REIT)	39	70,407
Prologis, Inc. (REIT)	3,708	315,996
Public Storage (REIT)	870	213,385
Realty Income Corp. (REIT)	1,884	144,465
Regency Centers Corp. (REIT)	1,013	70,393
SBA Communications Corp. (REIT)	656	158,194
Scentre Group (REIT)	54,631	144,912
Segro plc (REIT)	10,935	109,013
Simon Property Group, Inc. (REIT)	1,791	278,769
SL Green Realty Corp. (REIT)	448	36,624
Stockland (REIT)	24,196	74,306
Suntec REIT (REIT)	21,000	28,868
UDR, Inc. (REIT)	1,725	83,628
Unibail-Rodamco-Westfield (REIT)	1,391	202,781
United Urban Investment Corp. (REIT)	27	51,690
Ventas, Inc. (REIT)	2,203	160,885
Vicinity Centres (REIT)	32,760	56,826
Vornado Realty Trust (REIT)	918	58,449
Welltower, Inc. (REIT)	2,347	212,756
Weyerhaeuser Co. (REIT)	4,317	119,581

		6,783,656

Real Estate Management & Development (1.5%)
Aeon Mall Co. Ltd.	1,070	16,873
Aroundtown SA	8,074	66,037
Azrieli Group Ltd.	437	34,319
CapitaLand Ltd.	25,900	66,148
CBRE Group, Inc., Class A*	1,958	103,793
City Developments Ltd.	4,500	31,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CK Asset Holdings Ltd.	53,864	$364,926
Daito Trust Construction Co. Ltd.	700	89,406
Daiwa House Industry Co. Ltd.	5,700	184,825
Deutsche Wohnen SE	3,591	131,080
Hang Lung Properties Ltd.	22,000	49,964
Henderson Land Development Co. Ltd.	14,105	65,687
Hongkong Land Holdings Ltd.	11,500	65,205
Hulic Co. Ltd.(x)	2,700	27,593
Hysan Development Co. Ltd.	6,000	24,191
Jones Lang LaSalle, Inc.	21,960	3,053,758
Kerry Properties Ltd.	7,000	21,569
Lendlease Group(x)	5,671	67,213
Mitsubishi Estate Co. Ltd.	11,900	229,360
Mitsui Fudosan Co. Ltd.	166,200	4,117,917
New World Development Co. Ltd.	61,127	79,395
Nomura Real Estate Holdings, Inc.	1,300	28,062
Sino Land Co. Ltd.	30,997	46,588
Sumitomo Realty & Development Co. Ltd.	3,400	129,334
Sun Hung Kai Properties Ltd.	16,000	230,272
Swire Pacific Ltd., Class A	5,000	46,538
Swire Properties Ltd.	11,800	37,036
Swiss Prime Site AG (Registered)*	725	70,934
Tokyu Fudosan Holdings Corp.	5,700	36,322
UOL Group Ltd.	5,176	28,087
Vonovia SE	5,102	258,861
Wharf Holdings Ltd. (The)	12,400	27,054
Wharf Real Estate Investment Co. Ltd.	12,400	67,714
Wheelock & Co. Ltd.	8,000	45,574

		9,943,607

Total Real Estate		16,727,263

Utilities (3.1%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,435	77,390
American Electric Power Co., Inc.	2,860	267,953
AusNet Services	19,264	23,599
Chubu Electric Power Co., Inc.(x)	6,100	88,291
Chugoku Electric Power Co., Inc. (The)(x)	3,000	38,539
CK Infrastructure Holdings Ltd.	6,500	43,747
CLP Holdings Ltd.	16,500	173,364
Duke Energy Corp.	4,267	409,035
Edison International	2,112	159,287
EDP - Energias de Portugal SA	25,744	99,949
Electricite de France SA	6,147	68,808
Endesa SA(x)	3,195	84,065
Enel SpA	81,805	610,858
Entergy Corp.	1,157	135,785
Evergy, Inc.	1,337	88,991
Eversource Energy	1,914	163,590
Exelon Corp.	5,628	271,889
FirstEnergy Corp.	3,143	151,587
Fortum OYJ	4,516	106,763
HK Electric Investments & HK Electric Investments Ltd.(m)	26,000	24,780
Iberdrola SA	60,396	627,742
Kansai Electric Power Co., Inc. (The)	7,400	82,709
Kyushu Electric Power Co., Inc.	3,800	35,847
NextEra Energy, Inc.	2,845	662,857
Orsted A/S(m)	1,903	176,855
Pinnacle West Capital Corp.	681	66,105
Power Assets Holdings Ltd.	13,500	90,687
PPL Corp.	4,184	131,754
Red Electrica Corp. SA	4,403	89,430
Southern Co. (The)	6,107	377,229
SSE plc	10,325	158,117
Terna Rete Elettrica Nazionale SpA	14,151	90,908
Tohoku Electric Power Co., Inc.(x)	4,600	44,841
Tokyo Electric Power Co. Holdings, Inc.*	14,600	71,430
Verbund AG	711	38,903
Xcel Energy, Inc.	3,053	198,109

		6,031,793

Gas Utilities (0.4%)
APA Group	11,867	91,790
Atmos Energy Corp.	712	81,090
Enagas SA	2,354	54,548
Hong Kong & China Gas Co. Ltd.	102,568	199,962
Kunlun Energy Co. Ltd.	2,182,000	1,879,186
Naturgy Energy Group SA(x)	3,019	80,092
Osaka Gas Co. Ltd.	3,800	72,644
Snam SpA	20,935	105,739
Toho Gas Co. Ltd.	700	26,737
Tokyo Gas Co. Ltd.	4,000	100,791

		2,692,579

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,040	66,014
Electric Power Development Co. Ltd.(x)	1,600	36,476
Meridian Energy Ltd.	12,587	40,986
NRG Energy, Inc.	1,400	55,440
Uniper SE	2,016	66,118

		265,034

Multi-Utilities (1.8%)
AGL Energy Ltd.	6,721	86,916
Ameren Corp.	1,424	113,991
CenterPoint Energy, Inc.	2,905	87,673
Centrica plc	56,603	51,320
CMS Energy Corp.	1,645	105,198
Consolidated Edison, Inc.	1,945	183,744
Dominion Energy, Inc.	4,784	387,695
DTE Energy Co.	1,062	141,204
E.ON SE	447,829	4,353,464
Engie SA	18,370	299,935
National Grid plc	34,299	371,918
NiSource, Inc.	2,273	68,008
Public Service Enterprise Group, Inc.	2,930	181,895
RWE AG	5,508	172,239
Sempra Energy	1,591	234,848
Suez	3,437	54,038
Veolia Environnement SA	196,913	4,992,185
WEC Energy Group, Inc.	1,829	173,938

		12,060,209

Water Utilities (0.0%)
American Water Works Co., Inc.	1,046	129,945
Severn Trent plc	2,385	63,488
United Utilities Group plc	7,020	71,278

		264,711

Total Utilities		21,314,326

Total Common Stocks (88.4%) (Cost $491,778,388)		601,979,873

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.(x)* (Cost $—)	122	148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	7,840,667	$7,843,018

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $900,060, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $918,001.(xx)	$900,000	900,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $700,049, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $300,017, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $333,901.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $3,548,156, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $3,618,883.(xx)	3,547,925	3,547,925

Total Repurchase Agreements		6,447,925

Total Short-Term Investments (2.1%) (Cost $14,290,382)		14,290,943

Total Investments in Securities (90.5%) (Cost $506,068,770)		616,270,964
Other Assets Less Liabilities (9.5%)		64,418,343

Net Assets (100%)		$680,689,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $8,597,319 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $7,435,210. This was collateralized by $1,262,385 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19 - 11/15/48 and by cash of $6,447,925 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.0	#
Belgium	0.2
Canada	0.8
Chile	0.0	#
China	1.9
Colombia	0.0	#
Denmark	0.8
Finland	0.2
France	6.6
Germany	4.7
Hong Kong	1.6
India	0.7
Ireland	0.3
Israel	0.3
Italy	0.8
Japan	9.8
Luxembourg	1.2
Macau	0.0	#
Malta	0.0	#
Mexico	0.0	#
Netherlands	3.4
New Zealand	0.1
Norway	0.3
Portugal	0.0	#
Russia	0.0	#
Singapore	1.0
South Africa	0.0	#
South Korea	1.7
Spain	1.0
Sweden	0.5
Switzerland	4.2
Taiwan	0.5
Thailand	0.5
United Arab Emirates	0.0	#
United Kingdom	7.9
United States	37.9
Cash and Other	9.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	19,512	436,191	—	(18,181)	(310)	80,588	498,288	25,765	—
BlackRock, Inc.	680	328,005	—	(68,152)	36,773	6,409	303,035	7,326	—
PNC Financial Services Group, Inc. (The)	2,586	367,331	—	(73,063)	51,616	16,570	362,454	8,825	—

Total		1,131,527	—	(159,396)	88,079	103,567	1,163,777	41,916	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	341	12/2019	EUR	13,212,973	184,465
FTSE 100 Index	90	12/2019	GBP	8,170,544	106,714
S&P 500 E-Mini Index	223	12/2019	USD	33,210,275	(367,051)
SPI 200 Index	29	12/2019	AUD	3,269,761	8,398
TOPIX Index	55	12/2019	JPY	8,077,688	239,643

					172,169

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	217,438	JPY	23,337,415	Citibank NA	12/20/2019	298

Total unrealized appreciation						298

AUD	355,575	USD	245,073	HSBC Bank plc	12/20/2019	(4,467)
EUR	397,131	USD	437,687	Citibank NA	12/20/2019	(2,110)
EUR	843,652	USD	937,100	HSBC Bank plc	12/20/2019	(11,776)
GBP	158,885	USD	196,594	Citibank NA	12/20/2019	(581)
GBP	537,002	USD	664,577	HSBC Bank plc	12/20/2019	(2,090)
JPY	32,731,536	USD	305,641	Citibank NA	12/20/2019	(1,095)
JPY	67,012,748	USD	625,122	HSBC Bank plc	12/20/2019	(1,612)

Total unrealized depreciation						(23,731)

Net unrealized depreciation						(23,433)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,347,796	$38,593,424	$—		$62,941,220
Consumer Discretionary	17,556,125	27,281,218	—		44,837,343
Consumer Staples	36,710,164	26,622,719	—		63,332,883
Energy	18,478,217	29,506,511	—		47,984,728
Financials	34,913,500	72,889,673	—	(a)	107,803,173
Health Care	43,830,620	50,906,317	—		94,736,937
Industrials	17,761,617	39,468,475	—		57,230,092
Information Technology	44,965,450	16,227,339	—		61,192,789
Materials	9,918,384	13,960,735	—		23,879,119
Real Estate	7,758,998	8,968,265	—		16,727,263
Utilities	5,172,244	16,142,082	—		21,314,326
Forward Currency Contracts	—	298	—		298
Futures	539,220	—	—		539,220
Right
Consumer Discretionary	—	148	—		148
Short-Term Investments
Investment Company	7,843,018	—	—		7,843,018
Repurchase Agreements	—	6,447,925	—		6,447,925

Total Assets	$269,795,353	$347,015,129	$—		$616,810,482

Liabilities:
Forward Currency Contracts	$—	$(23,731)	$—		$(23,731)
Futures	(367,051)	—	—		(367,051)

Total Liabilities	$(367,051)	$(23,731)	$—		$(390,782)

Total	$269,428,302	$346,991,398	$—		$616,419,700

(a)	Value is zero.

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,275,249
Aggregate gross unrealized depreciation	(73,528,134)

Net unrealized appreciation	$109,747,115

Federal income tax cost of investments in securities and derivative instruments, if applicable	$506,672,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Entertainment (6.1%)
Activision Blizzard, Inc.	30,739	$1,626,708
Electronic Arts, Inc.*	7,627	746,073
Take-Two Interactive Software, Inc.*	8,430	1,056,616
Walt Disney Co. (The)	21,007	2,737,632

		6,167,029

Interactive Media & Services (2.7%)
Facebook, Inc., Class A*	15,612	2,780,185

Wireless Telecommunication Services (1.5%)
T-Mobile US, Inc.*	18,639	1,468,194

Total Communication Services		10,415,408

Consumer Discretionary (11.8%)
Auto Components (1.2%)
Aptiv plc	13,820	1,208,144

Distributors (1.5%)
LKQ Corp.*	48,238	1,517,085

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	28,255	1,235,026

Household Durables (1.3%)
Mohawk Industries, Inc.*	10,298	1,277,673

Internet & Direct Marketing Retail (4.1%)
Amazon.com, Inc.*	2,390	4,148,825

Specialty Retail (2.5%)
Burlington Stores, Inc.*	6,027	1,204,315
TJX Cos., Inc. (The)	24,522	1,366,857

		2,571,172

Total Consumer Discretionary		11,957,925

Consumer Staples (2.3%)
Food Products (2.3%)
Mondelez International, Inc., Class A	42,587	2,355,913

Total Consumer Staples		2,355,913

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Apache Corp.	64,576	1,653,146
Hess Corp.	21,627	1,308,001

Total Energy		2,961,147

Financials (18.7%)
Banks (5.6%)
JPMorgan Chase & Co.	25,433	2,993,210
Wells Fargo & Co.	52,855	2,666,006

		5,659,216

Capital Markets (2.4%)
Ameriprise Financial, Inc.	16,114	2,370,369

Consumer Finance (2.6%)
Synchrony Financial	78,365	2,671,463

Insurance (8.1%)
Marsh & McLennan Cos., Inc.	33,142	3,315,857
MetLife, Inc.	45,581	2,149,600
Progressive Corp. (The)	35,635	2,752,804

		8,218,261

Total Financials		18,919,309

Health Care (13.8%)
Biotechnology (3.3%)
Alnylam Pharmaceuticals, Inc.*	4,492	361,247
Coherus Biosciences, Inc.*	17,554	355,644
Cyclerion Therapeutics, Inc.*	14,752	178,794
Incyte Corp.*	14,203	1,054,289
Ironwood Pharmaceuticals, Inc.*	133,165	1,143,221
Mirati Therapeutics, Inc.*	3,245	252,818

		3,346,013

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	7,048	1,275,124
LivaNova plc*	9,000	664,110

		1,939,234

Health Care Providers & Services (4.0%)
Laboratory Corp. of America Holdings*	7,876	1,323,168
UnitedHealth Group, Inc.	12,551	2,727,584

		4,050,752

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	4,072	1,354,917

Pharmaceuticals (3.3%)
Elanco Animal Health, Inc.*	26,077	693,388
Johnson & Johnson	20,272	2,622,791

		3,316,179

Total Health Care		14,007,095

Industrials (12.3%)
Aerospace & Defense (2.0%)
Spirit AeroSystems Holdings, Inc., Class A	24,865	2,044,898

Airlines (2.5%)
Delta Air Lines, Inc.	43,564	2,509,286

Building Products (2.3%)
Allegion plc	12,500	1,295,625
Masco Corp.	25,016	1,042,667

		2,338,292

Commercial Services & Supplies (1.7%)
MSA Safety, Inc.	9,150	998,357
Stericycle, Inc.*	13,667	696,060

		1,694,417

Machinery (3.8%)
AGCO Corp.	29,548	2,236,784
Gardner Denver Holdings, Inc.*	55,498	1,570,038

		3,806,822

Total Industrials		12,393,715

Information Technology (19.3%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	2,914	696,213

Electronic Equipment, Instruments & Components (2.4%)
IPG Photonics Corp.*	8,100	1,098,360
Trimble, Inc.*	33,099	1,284,572

		2,382,932

IT Services (3.9%)
GoDaddy, Inc., Class A*	9,902	653,334
LiveRamp Holdings, Inc.*	27,113	1,164,775
Visa, Inc., Class A	12,113	2,083,557

		3,901,666

Semiconductors & Semiconductor Equipment (7.7%)
Cree, Inc.*	13,954	683,746
KLA Corp.	5,002	797,569
Micron Technology, Inc.*	36,334	1,556,912
Monolithic Power Systems, Inc.	4,216	656,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NXP Semiconductors NV	13,630	$1,487,306
ON Semiconductor Corp.*	34,452	661,823
Qorvo, Inc.*	8,867	657,399
Skyworks Solutions, Inc.	8,357	662,292
Teradyne, Inc.	11,762	681,137

		7,844,320

Software (2.4%)
LogMeIn, Inc.	9,029	640,698
Palo Alto Networks, Inc.*	3,078	627,389
salesforce.com, Inc.*	7,988	1,185,738

		2,453,825

Technology Hardware, Storage & Peripherals (2.2%)
NetApp, Inc.	13,378	702,479
Western Digital Corp.	26,233	1,564,536

		2,267,015

Total Information Technology		19,545,971

Materials (3.0%)
Chemicals (1.5%)
Westlake Chemical Corp.	22,551	1,477,542

Metals & Mining (1.5%)
Steel Dynamics, Inc.	51,258	1,527,488

Total Materials		3,005,030

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Digital Realty Trust, Inc. (REIT)	14,539	1,887,307
Simon Property Group, Inc. (REIT)	15,195	2,365,102

Total Real Estate		4,252,409

Total Investments in Securities (98.6%) (Cost $81,558,519)		99,813,922
Other Assets Less Liabilities (1.4%)		1,441,454

Net Assets (100%)		$101,255,376

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,415,408	$—	$—	$10,415,408
Consumer Discretionary	11,957,925	—	—	11,957,925
Consumer Staples	2,355,913	—	—	2,355,913
Energy	2,961,147	—	—	2,961,147
Financials	18,919,309	—	—	18,919,309
Health Care	14,007,095	—	—	14,007,095
Industrials	12,393,715	—	—	12,393,715
Information Technology	19,545,971	—	—	19,545,971
Materials	3,005,030	—	—	3,005,030
Real Estate	4,252,409	—	—	4,252,409

Total Assets	$99,813,922	$—	$—	$99,813,922

Total Liabilities	$—	$—	$—	$—

Total	$99,813,922	$—	$—	$99,813,922

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,541,676
Aggregate gross unrealized depreciation	(3,325,361)

Net unrealized appreciation	$18,216,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$81,597,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.6%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	19,699	$745,410
GCI Liberty, Inc., Class A*	9,938	616,852
Zayo Group Holdings, Inc.*	8,700	294,930

		1,657,192

Entertainment (1.6%)
Electronic Arts, Inc.*	19,902	1,946,814
Liberty Media Corp.-Liberty Braves, Class A*	960	26,717
Liberty Media Corp.-Liberty Braves, Class C*	2,190	60,772
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	162,834
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	343,159
Lions Gate Entertainment Corp., Class B*	14,764	129,037
Live Nation Entertainment, Inc.*	5,900	391,406
Madison Square Garden Co. (The), Class A*	11,620	3,062,102
Netflix, Inc.*	23,986	6,419,133
Spotify Technology SA*	12,284	1,400,376
Take-Two Interactive Software, Inc.*	2,200	275,748
Tencent Music Entertainment Group (ADR)*	53,800	687,026
Viacom, Inc., Class B	13,324	320,176
Walt Disney Co. (The)	17,640	2,298,845
World Wrestling Entertainment, Inc., Class A(x)	33,979	2,417,606

		19,941,751

Interactive Media & Services (8.7%)
Alphabet, Inc., Class A*	31,506	38,473,237
Alphabet, Inc., Class C*	15,918	19,404,042
Facebook, Inc., Class A*	186,608	33,231,153
IAC/InterActiveCorp*	7,551	1,645,891
Match Group, Inc.(x)	2,800	200,032
Pinterest, Inc., Class A(x)*	110,200	2,914,790
Tencent Holdings Ltd. (ADR)	84,039	3,498,543
TripAdvisor, Inc.*	4,944	191,234
Twitter, Inc.*	186,354	7,677,785

		107,236,707

Media (2.9%)
Altice USA, Inc., Class A*	13,800	395,784
AMC Networks, Inc., Class A*	54,928	2,700,261
Cable One, Inc.	200	250,940
CBS Corp. (Non-Voting), Class B	33,980	1,371,773
Charter Communications, Inc., Class A*	13,801	5,687,668
Comcast Corp., Class A	316,942	14,287,745
Discovery, Inc., Class A(x)*	78,311	2,085,422
Discovery, Inc., Class C*	27,953	688,203
Fox Corp., Class A	5,200	163,982
Liberty Broadband Corp., Class A*	11,190	1,169,579
Liberty Broadband Corp., Class C*	16,132	1,688,536
Liberty Global plc, Class A*	10,136	250,866
Liberty Global plc, Class C*	20,514	488,028
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	683,910
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,384,890
MSG Networks, Inc., Class A(x)*	32,661	529,761
Nexstar Media Group, Inc., Class A	1,900	194,389
Omnicom Group, Inc.	6,526	510,986
Sirius XM Holdings, Inc.	61,511	384,751

		34,917,474

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	45,400	3,576,158

Total Communication Services		167,329,282

Consumer Discretionary (12.9%)
Auto Components (0.2%)
Aptiv plc	30,415	2,658,879

Automobiles (0.1%)
Tesla, Inc.(x)*	5,734	1,381,149

Distributors (0.0%)
LKQ Corp.*	5,163	162,376
Pool Corp.	2,112	425,991

		588,367

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	305,000
Chegg, Inc.*	4,800	143,760
Grand Canyon Education, Inc.*	2,100	206,220
Service Corp. International	4,500	215,145
ServiceMaster Global Holdings, Inc.*	4,800	268,320

		1,138,445

Hotels, Restaurants & Leisure (2.4%)
Bloomin’ Brands, Inc.	6,400	121,152
Chipotle Mexican Grill, Inc.*	1,186	996,797
Choice Hotels International, Inc.	2,332	207,455
Darden Restaurants, Inc.	5,200	614,744
Domino’s Pizza, Inc.	1,808	442,219
Dunkin’ Brands Group, Inc.	5,362	425,528
Hilton Worldwide Holdings, Inc.	28,172	2,623,095
Las Vegas Sands Corp.	25,095	1,449,487
Marriott International, Inc., Class A	35,983	4,475,206
Marriott Vacations Worldwide Corp.	955	98,948
McDonald’s Corp.	9,374	2,012,691
MGM Resorts International	5,000	138,600
Penn National Gaming, Inc.*	868	16,166
Planet Fitness, Inc., Class A*	4,000	231,480
Restaurant Brands International, Inc.	18,646	1,326,476
Scientific Games Corp., Class A*	3,400	69,190
Shake Shack, Inc., Class A*	60,000	5,882,400
Six Flags Entertainment Corp.	3,500	177,765
Starbucks Corp.	50,693	4,482,275
Texas Roadhouse, Inc.	2,900	152,308
Vail Resorts, Inc.	1,700	386,852
Wyndham Hotels & Resorts, Inc.	4,832	250,008
Wynn Resorts Ltd.	4,058	441,186
Yum China Holdings, Inc.	12,300	558,789
Yum! Brands, Inc.	11,462	1,300,135

		28,880,952

Household Durables (0.1%)
iRobot Corp.(x)*	990	61,054
Lennar Corp., Class A	6,600	368,610
NVR, Inc.*	98	364,300
Roku, Inc.*	3,400	345,984
Tempur Sealy International, Inc.*	2,300	177,560
TopBuild Corp.*	1,868	180,131

		1,497,639

Internet & Direct Marketing Retail (5.2%)
Alibaba Group Holding Ltd. (ADR)*	21,887	3,660,163
Amazon.com, Inc.*	29,355	50,957,638
Booking Holdings, Inc.*	2,738	5,373,626
eBay, Inc.	34,600	1,348,708
Etsy, Inc.*	5,200	293,800
Expedia Group, Inc.	5,530	743,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
GrubHub, Inc.(x)*	3,800	$213,598
Qurate Retail, Inc., Class A*	63,422	654,198
Wayfair, Inc., Class A(x)*	2,400	269,088

		63,514,106

Leisure Products (0.1%)
Hasbro, Inc.	4,339	514,996
Mattel, Inc.(x)*	10,800	123,012
Polaris, Inc.	3,208	282,336

		920,344

Multiline Retail (0.4%)
Dollar General Corp.	26,880	4,272,307
Dollar Tree, Inc.*	5,409	617,491
Nordstrom, Inc.(x)	7,374	248,283
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	146,600

		5,284,681

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	1,366	225,936
American Eagle Outfitters, Inc.	7,800	126,516
AutoZone, Inc.*	991	1,074,858
Best Buy Co., Inc.	2,700	186,273
Burlington Stores, Inc.*	2,900	579,478
CarMax, Inc.*	4,699	413,512
Five Below, Inc.*	59,800	7,540,780
Home Depot, Inc. (The)	45,723	10,608,651
Lowe’s Cos., Inc.	34,292	3,770,748
O’Reilly Automotive, Inc.*	3,496	1,393,191
Ross Stores, Inc.	33,442	3,673,604
TJX Cos., Inc. (The)	52,086	2,903,274
Tractor Supply Co.	6,228	563,260
Ulta Beauty, Inc.*	2,404	602,563

		33,662,644

Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd.*	2,800	92,848
Carter’s, Inc.	2,244	204,675
Columbia Sportswear Co.	2,000	193,780
Deckers Outdoor Corp.*	1,200	176,832
Kontoor Brands, Inc.	1,543	54,159
Lululemon Athletica, Inc.*	50,000	9,626,500
NIKE, Inc., Class B	69,960	6,570,643
Oxford Industries, Inc.	858	61,519
Skechers U.S.A., Inc., Class A*	6,400	239,040
Steven Madden Ltd.	4,941	176,839
Under Armour, Inc., Class A*	8,100	161,514
Under Armour, Inc., Class C*	8,524	154,540
VF Corp.	12,904	1,148,327
Wolverine World Wide, Inc.	5,800	163,908

		19,025,124

Total Consumer Discretionary		158,552,330

Consumer Staples (3.0%)
Beverages (1.4%)
Brown-Forman Corp., Class A	3,400	203,150
Brown-Forman Corp., Class B	6,710	421,254
Coca-Cola Co. (The)	109,854	5,980,452
Constellation Brands, Inc., Class A	15,320	3,175,529
Monster Beverage Corp.*	18,873	1,095,766
PepsiCo, Inc.	49,418	6,775,208

		17,651,359

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,200	193,392
Costco Wholesale Corp.	18,316	5,277,023
Grocery Outlet Holding Corp.*	125	4,335
Performance Food Group Co.*	4,700	216,247
Sysco Corp.	20,966	1,664,701
Walmart, Inc.	20,580	2,442,434

		9,798,132

Food Products (0.2%)
Hershey Co. (The)	5,338	827,337
Kellogg Co.	5,459	351,287
Lamb Weston Holdings, Inc.	2,900	210,888
Lancaster Colony Corp.	1,300	180,245
McCormick & Co., Inc. (Non-Voting)	3,304	516,415
Post Holdings, Inc.*	1,900	201,096

		2,287,268

Household Products (0.2%)
Church & Dwight Co., Inc.	10,276	773,166
Clorox Co. (The)	4,884	741,733
Procter & Gamble Co. (The)	6,000	746,280

		2,261,179

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,926,234
Herbalife Nutrition Ltd.*	2,700	102,222

		2,028,456

Tobacco (0.2%)
Altria Group, Inc.	38,325	1,567,492
Philip Morris International, Inc.	8,817	669,475

		2,236,967

Total Consumer Staples		36,263,361

Energy (0.9%)
Energy Equipment & Services (0.2%)
Core Laboratories NV(x)	29,432	1,372,120
National Oilwell Varco, Inc.	41,986	890,103

		2,262,223

Oil, Gas & Consumable Fuels (0.7%)
Cabot Oil & Gas Corp.	10,934	192,110
Cheniere Energy, Inc.*	5,900	372,054
Concho Resources, Inc.	11,400	774,060
Encana Corp.	159,993	735,968
EOG Resources, Inc.	25,790	1,914,134
Marathon Petroleum Corp.	46,729	2,838,787
Matador Resources Co.*	6,000	99,180
Occidental Petroleum Corp.	29,814	1,325,828
ONEOK, Inc.	7,374	543,390
Parsley Energy, Inc., Class A	6,700	112,560
Pioneer Natural Resources Co.	4,100	515,657

		9,423,728

Total Energy		11,685,951

Financials (3.5%)
Banks (0.2%)
Comerica, Inc.	2,000	131,980
First Financial Bankshares, Inc.	5,600	186,648
Signature Bank	1,914	228,187
Sterling Bancorp	74,228	1,489,014
SVB Financial Group*	900	188,055
Western Alliance Bancorp	3,700	170,496

		2,394,380

Capital Markets (2.0%)
Ameriprise Financial, Inc.	1,300	191,230
Blackstone Group, Inc. (The), Class A	60,380	2,948,959
Brookfield Asset Management, Inc., Class A	59,670	3,167,880
Cboe Global Markets, Inc.	1,728	198,565
Charles Schwab Corp. (The)	86,247	3,607,712
Cohen & Steers, Inc.	528	29,003
E*TRADE Financial Corp.	2,900	126,701
Evercore, Inc., Class A	1,800	144,180
FactSet Research Systems, Inc.	1,576	382,921
Interactive Brokers Group, Inc., Class A	2,800	150,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	26,868	$2,479,110
Lazard Ltd., Class A	4,800	168,000
LPL Financial Holdings, Inc.	3,900	319,410
MarketAxess Holdings, Inc.	1,700	556,750
Moody’s Corp.	7,297	1,494,645
MSCI, Inc.	3,869	842,475
Raymond James Financial, Inc.	2,100	173,166
S&P Global, Inc.	23,826	5,836,893
SEI Investments Co.	3,393	201,052
T. Rowe Price Group, Inc.	2,744	313,502
TD Ameritrade Holding Corp.	32,103	1,499,210
Virtu Financial, Inc., Class A(x)	6,300	103,068

		24,935,016

Consumer Finance (0.2%)
American Express Co.	16,000	1,892,480
Credit Acceptance Corp.*	500	230,655
Discover Financial Services	4,700	381,123
Green Dot Corp., Class A*	2,500	63,125
Synchrony Financial	11,500	392,035

		2,959,418

Diversified Financial Services (0.0%)
Voya Financial, Inc.	3,400	185,096

Insurance (1.0%)
Aon plc	10,459	2,024,548
eHealth, Inc.*	61,500	4,107,585
Erie Indemnity Co., Class A	1,300	241,345
Everest Re Group Ltd.	800	212,872
Markel Corp.*	200	236,380
Marsh & McLennan Cos., Inc.	18,701	1,871,035
Primerica, Inc.	2,000	254,460
Progressive Corp. (The)	32,300	2,495,175
RenaissanceRe Holdings Ltd.	1,200	232,140
Travelers Cos., Inc. (The)	2,300	341,987

		12,017,527

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	74,245	931,775

Total Financials		43,423,212

Health Care (18.2%)
Biotechnology (6.0%)
AbbVie, Inc.	62,179	4,708,194
ACADIA Pharmaceuticals, Inc.*	5,600	201,544
Acceleron Pharma, Inc.*	3,900	154,089
Agios Pharmaceuticals, Inc.(x)*	12,071	391,100
Alexion Pharmaceuticals, Inc.*	13,977	1,368,907
Allogene Therapeutics, Inc.(x)*	7,100	193,510
Alnylam Pharmaceuticals, Inc.*	2,838	228,232
Amgen, Inc.	60,301	11,668,847
Amicus Therapeutics, Inc.*	11,000	88,220
Arena Pharmaceuticals, Inc.*	4,400	201,388
Arrowhead Pharmaceuticals, Inc.(x)*	49,400	1,392,092
Biogen, Inc.*	34,196	7,961,513
BioMarin Pharmaceutical, Inc.*	7,238	487,841
Blueprint Medicines Corp.*	2,700	198,369
Celgene Corp.*	29,328	2,912,270
Clovis Oncology, Inc.(x)*	5,800	22,794
Cyclerion Therapeutics, Inc.*	850	10,302
Emergent BioSolutions, Inc.*	2,418	126,413
Enanta Pharmaceuticals, Inc.*	1,600	96,128
Exact Sciences Corp.*	59,000	5,331,830
Exelixis, Inc.*	12,700	224,599
FibroGen, Inc.*	3,200	118,336
Genomic Health, Inc.*	726	49,237
Gilead Sciences, Inc.	7,683	486,949
Global Blood Therapeutics, Inc.*	4,400	213,488
Heron Therapeutics, Inc.(x)*	6,100	112,850
ImmunoGen, Inc.*	17,169	41,549
Immunomedics, Inc.(x)*	10,898	144,507
Incyte Corp.*	7,092	526,439
Insmed, Inc.*	100	1,764
Intercept Pharmaceuticals, Inc.*	100	6,636
Intrexon Corp.(x)*	6,100	34,892
Ionis Pharmaceuticals, Inc.*	37,882	2,269,511
Ironwood Pharmaceuticals, Inc.*	8,500	72,973
Ligand Pharmaceuticals, Inc.(x)*	913	90,880
Madrigal Pharmaceuticals, Inc.(x)*	600	51,732
Medicines Co. (The)(x)*	41,842	2,092,100
Mirati Therapeutics, Inc.(x)*	1,900	148,029
Moderna, Inc.(x)*	13,600	216,512
Momenta Pharmaceuticals, Inc.*	2,970	38,491
Myriad Genetics, Inc.*	4,800	137,424
Neurocrine Biosciences, Inc.*	51,346	4,626,788
Novavax, Inc.(x)*	989	4,965
Portola Pharmaceuticals, Inc.(x)*	4,400	118,008
Progenics Pharmaceuticals, Inc.(x)*	1,452	7,340
Puma Biotechnology, Inc.*	4,600	49,519
Radius Health, Inc.*	2,600	66,950
Regeneron Pharmaceuticals, Inc.*	732	203,057
REGENXBIO, Inc.*	2,500	89,000
Repligen Corp.*	76,800	5,889,792
Sage Therapeutics, Inc.*	2,000	280,580
Sangamo Therapeutics, Inc.*	1,980	17,919
Sarepta Therapeutics, Inc.*	2,300	173,236
Seattle Genetics, Inc.*	4,700	401,380
Spark Therapeutics, Inc.*	2,100	203,658
Ultragenyx Pharmaceutical, Inc.*	11,890	508,654
Vertex Pharmaceuticals, Inc.*	89,259	15,122,260
Voyager Therapeutics, Inc.*	15,760	271,230
Xencor, Inc.(x)*	4,700	158,531

		73,015,348

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	31,300	2,618,871
ABIOMED, Inc.*	1,848	328,741
Accuray, Inc.*	2,250	6,232
Align Technology, Inc.*	3,420	618,746
Atrion Corp.	66	51,425
Baxter International, Inc.	9,500	830,965
Becton Dickinson and Co.	13,410	3,392,194
Boston Scientific Corp.*	132,700	5,399,563
Cantel Medical Corp.	1,600	119,680
Cooper Cos., Inc. (The)	7,938	2,357,586
Danaher Corp.	1,400	202,202
DexCom, Inc.*	36,400	5,432,336
Edwards Lifesciences Corp.*	8,822	1,940,046
Globus Medical, Inc., Class A*	5,000	255,600
Haemonetics Corp.*	2,000	252,280
Hill-Rom Holdings, Inc.	1,800	189,414
Hologic, Inc.*	9,000	454,410
ICU Medical, Inc.*	800	127,680
IDEXX Laboratories, Inc.*	3,600	978,948
Inogen, Inc.*	1,000	47,910
Insulet Corp.*	57,676	9,512,503
Intuitive Surgical, Inc.*	10,952	5,913,313
LivaNova plc*	1,800	132,822
Masimo Corp.*	1,800	267,822
Medtronic plc	30,469	3,309,543
Merit Medical Systems, Inc.*	3,700	112,702
Natus Medical, Inc.*	1,452	46,232
Neogen Corp.*	2,200	149,842
Nevro Corp.*	2,200	189,134
Novocure Ltd.*	73,900	5,526,242
NuVasive, Inc.*	2,100	133,098
Penumbra, Inc.(x)*	1,200	161,388
Quidel Corp.*	1,518	93,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.	6,279	$848,356
STERIS plc	1,300	187,837
Stryker Corp.	33,048	7,148,282
Tandem Diabetes Care, Inc.*	3,100	182,838
Teleflex, Inc.	1,900	645,525
Varex Imaging Corp.*	2,194	62,617
Varian Medical Systems, Inc.*	3,886	462,784
West Pharmaceutical Services, Inc.	2,300	326,186
Wright Medical Group NV*	6,100	125,843

		61,142,867

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	8,181	673,542
AMN Healthcare Services, Inc.*	3,100	178,436
Anthem, Inc.	5,424	1,302,302
Centene Corp.*	29,835	1,290,662
Chemed Corp.	900	375,813
Cigna Corp.	22,085	3,352,282
CorVel Corp.*	924	69,947
Encompass Health Corp.	4,092	258,942
Guardant Health, Inc.*	2,200	140,426
HCA Healthcare, Inc.	27,078	3,260,733
HealthEquity, Inc.*	3,200	182,864
Henry Schein, Inc.*	2,578	163,703
Humana, Inc.	2,400	613,608
Laboratory Corp. of America Holdings*	1,000	168,000
McKesson Corp.	1,043	142,536
Molina Healthcare, Inc.*	2,400	263,328
Select Medical Holdings Corp.*	7,500	124,275
Tenet Healthcare Corp.*	5,197	114,958
UnitedHealth Group, Inc.	89,230	19,391,464
WellCare Health Plans, Inc.*	4,927	1,276,930

		33,344,751

Health Care Technology (0.7%)
Cerner Corp.	13,611	927,862
Change Healthcare, Inc.*	1,044	12,612
HMS Holdings Corp.*	3,960	136,481
Inovalon Holdings, Inc., Class A(x)*	4,500	73,755
Medidata Solutions, Inc.*	2,300	210,450
NextGen Healthcare, Inc.*	2,508	39,300
Omnicell, Inc.*	1,650	119,246
Teladoc Health, Inc.(x)*	3,000	203,160
Veeva Systems, Inc., Class A*	48,300	7,374,927

		9,097,793

Life Sciences Tools & Services (1.4%)
Adaptive Biotechnologies Corp.*	489	15,110
Agilent Technologies, Inc.	2,600	199,238
Avantor, Inc.*	66,128	972,082
Bio-Techne Corp.	1,700	332,639
Bruker Corp.	6,200	272,366
Charles River Laboratories International, Inc.*	2,200	291,214
Illumina, Inc.*	6,672	2,029,756
IQVIA Holdings, Inc.*	3,200	478,016
Mettler-Toledo International, Inc.*	5,151	3,628,364
PerkinElmer, Inc.	2,000	170,340
PRA Health Sciences, Inc.*	2,100	208,383
Syneos Health, Inc.*	2,800	148,988
Thermo Fisher Scientific, Inc.	24,005	6,991,936
Waters Corp.*	3,290	734,427

		16,472,859

Pharmaceuticals (2.4%)
Aerie Pharmaceuticals, Inc.(x)*	2,800	53,816
Akorn, Inc.*	5,500	20,900
Allergan plc	38,399	6,462,168
Amneal Pharmaceuticals, Inc.(x)*	10,300	29,870
Bausch Health Cos., Inc.*	19,922	435,296
Bristol-Myers Squibb Co.	76,364	3,872,418
Eli Lilly & Co.	41,232	4,610,974
Horizon Therapeutics plc*	10,500	285,915
Innoviva, Inc.*	3,432	36,173
Jazz Pharmaceuticals plc*	2,400	307,536
Johnson & Johnson	16,857	2,180,959
Merck & Co., Inc.	102,600	8,636,868
Nektar Therapeutics*	6,200	112,933
Supernus Pharmaceuticals, Inc.*	3,200	87,936
Zoetis, Inc.	20,947	2,609,787

		29,743,549

Total Health Care		222,817,167

Industrials (8.7%)
Aerospace & Defense (3.2%)
Boeing Co. (The)	44,607	16,971,625
BWX Technologies, Inc.	4,300	246,003
General Dynamics Corp.	1,000	182,730
HEICO Corp.	1,600	199,808
HEICO Corp., Class A	3,320	323,069
Hexcel Corp.	2,600	213,538
Huntington Ingalls Industries, Inc.	1,544	327,004
L3Harris Technologies, Inc.	44,007	9,181,621
Lockheed Martin Corp.	10,430	4,068,326
Mercury Systems, Inc.*	2,200	178,574
Moog, Inc., Class A	500	40,560
Northrop Grumman Corp.	12,114	4,540,206
Raytheon Co.	7,300	1,432,187
Spirit AeroSystems Holdings, Inc., Class A	4,900	402,976
TransDigm Group, Inc.	1,691	880,453

		39,188,680

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	5,729	485,704
Expeditors International of Washington, Inc.	5,054	375,462
United Parcel Service, Inc., Class B	29,839	3,575,309

		4,436,475

Airlines (0.1%)
American Airlines Group, Inc.	5,900	159,123
Delta Air Lines, Inc.	7,100	408,960
Southwest Airlines Co.	12,200	658,922
United Airlines Holdings, Inc.*	2,200	194,502

		1,421,507

Building Products (0.5%)
AAON, Inc.	2,449	112,507
Allegion plc	2,945	305,249
AO Smith Corp.	7,000	333,970
Armstrong World Industries, Inc.	2,100	203,070
Fortune Brands Home & Security, Inc.	3,300	180,510
Johnson Controls International plc	80,303	3,524,499
Lennox International, Inc.	1,444	350,849
Simpson Manufacturing Co., Inc.	3,000	208,110
Trex Co., Inc.*	2,500	227,325

		5,446,089

Commercial Services & Supplies (0.4%)
Brink’s Co. (The)	2,300	190,785
Cimpress NV(x)*	1,300	171,392
Cintas Corp.	3,572	957,653
Copart, Inc.*	9,030	725,380
Deluxe Corp.	2,310	113,560
IAA, Inc.*	6,300	262,899
KAR Auction Services, Inc.	6,300	154,665
Knoll, Inc.	3,960	100,386
Republic Services, Inc.	2,200	190,410
Rollins, Inc.	7,050	240,193
US Ecology, Inc.(x)	858	54,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	15,200	$1,748,000

		4,910,184

Construction & Engineering (0.1%)
EMCOR Group, Inc.	2,200	189,464
Fluor Corp.	38,802	742,282
MasTec, Inc.*	3,800	246,734

		1,178,480

Electrical Equipment (0.4%)
AMETEK, Inc.	36,150	3,319,293
Emerson Electric Co.	2,794	186,807
EnerSys	2,200	145,068
Generac Holdings, Inc.*	2,700	211,518
Hubbell, Inc.	1,600	210,240
Rockwell Automation, Inc.	5,634	928,483
Sensata Technologies Holding plc*	3,900	195,234

		5,196,643

Industrial Conglomerates (0.6%)
3M Co.	17,990	2,957,556
Carlisle Cos., Inc.	2,000	291,080
Honeywell International, Inc.	20,001	3,384,169
Roper Technologies, Inc.	833	297,048

		6,929,853

Machinery (1.6%)
Allison Transmission Holdings, Inc.	5,900	277,595
Barnes Group, Inc.	2,900	149,466
Caterpillar, Inc.	22,160	2,799,030
Deere & Co.	1,437	242,393
Donaldson Co., Inc.	5,111	266,181
Dover Corp.	2,700	268,812
Fortive Corp.	11,354	778,430
Graco, Inc.	9,126	420,161
Hillenbrand, Inc.	3,949	121,945
IDEX Corp.	1,596	261,552
Illinois Tool Works, Inc.	34,149	5,343,977
Ingersoll-Rand plc	37,300	4,595,733
Lincoln Electric Holdings, Inc.	2,600	225,576
Middleby Corp. (The)*	2,300	268,870
Nordson Corp.	3,247	474,906
Omega Flex, Inc.	98	10,021
PACCAR, Inc.	12,097	846,911
Pentair plc	12,916	488,225
Proto Labs, Inc.*	1,400	142,940
Rexnord Corp.*	6,200	167,710
Toro Co. (The)	5,544	406,375
WABCO Holdings, Inc.*	3,036	406,065
Wabtec Corp.	1,888	135,672
Welbilt, Inc.*	8,200	138,252
Woodward, Inc.	2,368	255,341
Xylem, Inc.	7,500	597,150

		20,089,289

Professional Services (0.4%)
ASGN, Inc.*	2,300	144,578
CoStar Group, Inc.*	1,642	974,034
Equifax, Inc.	4,316	607,132
Exponent, Inc.	2,352	164,405
IHS Markit Ltd.*	10,500	702,240
Insperity, Inc.	1,900	187,378
Korn Ferry	2,900	112,056
Nielsen Holdings plc	8,400	178,500
Robert Half International, Inc.	5,619	312,754
TransUnion	8,000	648,880
Verisk Analytics, Inc.	6,368	1,007,035

		5,038,992

Road & Rail (0.8%)
Avis Budget Group, Inc.*	4,374	123,609
CSX Corp.	11,700	810,459
JB Hunt Transport Services, Inc.	7,117	787,496
Landstar System, Inc.	1,800	202,644
Lyft, Inc., Class A*	2,900	118,436
Norfolk Southern Corp.	1,500	269,490
Old Dominion Freight Line, Inc.	1,300	220,961
Uber Technologies, Inc.(x)*	15,879	483,833
Union Pacific Corp.	44,344	7,182,841

		10,199,769

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,400	184,008
Applied Industrial Technologies, Inc.	2,600	147,680
Beacon Roofing Supply, Inc.*	3,400	114,002
Fastenal Co.	24,304	794,012
Kaman Corp.	185	11,000
NOW, Inc.*	7,418	85,084
SiteOne Landscape Supply, Inc.(x)*	2,000	148,040
United Rentals, Inc.*	2,356	293,652
WW Grainger, Inc.	2,407	715,240

		2,492,718

Total Industrials		106,528,679

Information Technology (34.7%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	2,200	525,624
Cisco Systems, Inc.	241,354	11,925,301
F5 Networks, Inc.*	3,088	433,617
Motorola Solutions, Inc.	5,100	869,091
Plantronics, Inc.	2,400	89,568
Ubiquiti, Inc.	1,400	165,564

		14,008,765

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	12,894	1,244,271
Badger Meter, Inc.	2,376	127,591
CDW Corp.	6,100	751,764
Cognex Corp.	7,604	373,585
Corning, Inc.	10,200	290,904
Dolby Laboratories, Inc., Class A	17,446	1,127,709
FLIR Systems, Inc.	3,400	178,806
II-VI, Inc.(x)*	4,000	140,840
IPG Photonics Corp.*	1,300	176,280
Jabil, Inc.	6,000	214,620
Keysight Technologies, Inc.*	7,900	768,275
National Instruments Corp.	4,200	176,358
TE Connectivity Ltd.	47,601	4,435,461
Trimble, Inc.*	4,200	163,002
Zebra Technologies Corp., Class A*	2,500	515,925

		10,685,391

IT Services (7.3%)
Accenture plc, Class A	27,044	5,201,913
Akamai Technologies, Inc.*	6,800	621,384
Automatic Data Processing, Inc.	18,287	2,951,888
Black Knight, Inc.*	5,800	354,148
Booz Allen Hamilton Holding Corp.	5,200	369,304
Broadridge Financial Solutions, Inc.	5,559	691,706
Cass Information Systems, Inc.	525	28,345
EPAM Systems, Inc.*	2,300	419,336
Euronet Worldwide, Inc.*	2,100	307,230
Fidelity National Information Services, Inc.	48,298	6,412,042
Fiserv, Inc.*	23,463	2,430,532
FleetCor Technologies, Inc.*	4,106	1,177,519
Gartner, Inc.*	3,711	530,636
Genpact Ltd.	6,800	263,500
Global Payments, Inc.	38,041	6,048,519
GoDaddy, Inc., Class A*	6,500	428,870
Hackett Group, Inc. (The)	2,178	35,850
International Business Machines Corp.	22,549	3,279,076
Jack Henry & Associates, Inc.	3,828	558,773
Mastercard, Inc., Class A	37,760	10,254,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MAXIMUS, Inc.	3,000	$231,780
MongoDB, Inc.(x)*	1,200	144,576
NIC, Inc.	992	20,485
Okta, Inc.*	56,400	5,553,144
Paychex, Inc.	13,973	1,156,545
PayPal Holdings, Inc.*	93,549	9,690,741
Sabre Corp.	9,500	212,753
Science Applications International Corp.	1,800	157,230
Square, Inc., Class A*	14,000	867,300
Twilio, Inc., Class A*	4,800	527,808
VeriSign, Inc.*	3,032	571,926
Visa, Inc., Class A	157,230	27,045,132
Western Union Co. (The)	8,887	205,912
WEX, Inc.*	1,800	363,726

		89,114,112

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Energy Industries, Inc.*	2,400	137,784
Advanced Micro Devices, Inc.*	39,700	1,150,903
Analog Devices, Inc.	2,591	289,492
Applied Materials, Inc.	86,260	4,304,374
ASML Holding NV (Registered) (NYRS)	8,619	2,141,132
Broadcom, Inc.	53,021	14,637,508
Brooks Automation, Inc.	5,400	199,962
Cree, Inc.*	89,940	4,407,060
Entegris, Inc.	7,000	329,420
Inphi Corp.*	111,800	6,825,390
Intel Corp.	43,617	2,247,584
KLA Corp.	7,500	1,195,875
Lam Research Corp.	5,500	1,271,105
Marvell Technology Group Ltd.	55,300	1,380,841
Maxim Integrated Products, Inc.	4,260	246,697
Microchip Technology, Inc.(x)	2,748	255,317
Monolithic Power Systems, Inc.	1,700	264,571
NVE Corp.	164	10,881
NVIDIA Corp.	24,300	4,229,901
QUALCOMM, Inc.	51,100	3,897,908
Semtech Corp.*	3,234	157,205
Silicon Laboratories, Inc.*	2,000	222,700
Skyworks Solutions, Inc.	2,495	197,729
Teradyne, Inc.	7,200	416,952
Texas Instruments, Inc.	39,381	5,089,600
Universal Display Corp.	1,518	254,872
Versum Materials, Inc.	4,100	217,013
Xilinx, Inc.	10,377	995,154

		56,974,930

Software (15.4%)
2U, Inc.*	2,000	32,560
8x8, Inc.*	6,300	130,536
Adobe, Inc.*	33,305	9,200,506
Alteryx, Inc., Class A*	67,100	7,208,553
American Software, Inc., Class A	192	2,884
Anaplan, Inc.(x)*	3,800	178,600
ANSYS, Inc.*	3,800	841,168
Aspen Technology, Inc.*	3,800	467,704
Atlassian Corp. plc, Class A*	5,067	635,604
Autodesk, Inc.*	49,458	7,304,947
Avalara, Inc.*	2,700	181,683
Blackbaud, Inc.	1,300	117,442
Blackline, Inc.*	4,200	200,802
Cadence Design Systems, Inc.*	12,605	832,938
CDK Global, Inc.	5,395	259,446
Ceridian HCM Holding, Inc.*	3,900	192,543
Citrix Systems, Inc.	34,852	3,363,915
CommVault Systems, Inc.*	2,600	116,246
Coupa Software, Inc.*	60,400	7,826,028
DocuSign, Inc.*	6,400	396,288
Dropbox, Inc., Class A*	8,900	179,513
Dynatrace, Inc.*	1,242	23,188
Ebix, Inc.(x)	2,400	101,040
Envestnet, Inc.*	3,300	187,110
Fair Isaac Corp.*	1,400	424,928
FireEye, Inc.*	103,220	1,376,955
Five9, Inc.*	18,000	967,320
Fortinet, Inc.*	5,610	430,624
Guidewire Software, Inc.*	3,500	368,830
HubSpot, Inc.*	1,600	242,576
Intuit, Inc.	24,520	6,520,849
j2 Global, Inc.	2,200	199,804
LivePerson, Inc.*	630	22,491
LogMeIn, Inc.	6,475	459,466
Manhattan Associates, Inc.*	2,800	225,876
Medallia, Inc.(x)*	531	14,565
Microsoft Corp.#	456,744	63,501,118
New Relic, Inc.*	1,900	116,755
Nuance Communications, Inc.*	63,492	1,035,555
Nutanix, Inc., Class A*	4,600	120,750
OneSpan, Inc.*	1,452	21,054
Oracle Corp.	96,484	5,309,515
Palo Alto Networks, Inc.*	3,900	794,937
Paycom Software, Inc.*	32,300	6,766,527
Paylocity Holding Corp.*	2,000	195,160
Pegasystems, Inc.	2,508	170,669
Pluralsight, Inc., Class A(x)*	854	14,343
Proofpoint, Inc.*	1,800	232,290
PTC, Inc.*	5,000	340,900
Qualys, Inc.*	2,000	151,140
RealPage, Inc.*	3,200	201,152
RingCentral, Inc., Class A*	75,900	9,537,594
salesforce.com, Inc.*	82,798	12,290,535
ServiceNow, Inc.*	56,190	14,263,832
Slack Technologies, Inc., Class A(x)*	10,532	249,924
Smartsheet, Inc., Class A(x)*	3,900	140,517
SolarWinds Corp.*	11,283	208,171
Splunk, Inc.*	66,166	7,798,325
SS&C Technologies Holdings, Inc.	7,128	367,591
Synopsys, Inc.*	6,300	864,675
Temenos AG (ADR)	5,664	949,938
Teradata Corp.*	4,300	133,300
Trade Desk, Inc. (The), Class A*	29,700	5,570,235
Tyler Technologies, Inc.*	2,046	537,075
VMware, Inc., Class A	16,688	2,504,201
Workday, Inc., Class A*	13,640	2,318,254
Zendesk, Inc.*	5,500	400,840
Zix Corp.*	6,336	45,873
Zoom Video Communications, Inc., Class A(x)*	421	32,080
Zscaler, Inc.(x)*	2,500	118,150

		188,538,503

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	234,902	52,611,001
Dell Technologies, Inc., Class C*	4,600	238,556
HP, Inc.	8,900	168,388
NCR Corp.*	5,700	179,892
NetApp, Inc.	11,700	614,367
Seagate Technology plc	173,616	9,338,805
Western Digital Corp.	48,711	2,905,124

		66,056,133

Total Information Technology	.	425,377,834

Materials (1.0%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	1,300	288,418
Axalta Coating Systems Ltd.*	7,500	226,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CF Industries Holdings, Inc.	4,000	$196,800
Ecolab, Inc.	10,540	2,087,342
Ingevity Corp.*	2,200	186,648
NewMarket Corp.	462	218,105
PPG Industries, Inc.	3,184	377,336
RPM International, Inc.	2,678	184,273
Scotts Miracle-Gro Co. (The)	2,400	244,368
Sherwin-Williams Co. (The)	3,706	2,037,818
WR Grace & Co.	3,000	200,280

		6,247,513

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	194,512
Martin Marietta Materials, Inc.	806	220,924
Vulcan Materials Co.	5,700	862,068

		1,277,504

Containers & Packaging (0.1%)
Avery Dennison Corp.	3,900	442,923
Ball Corp.	13,900	1,012,059
Berry Global Group, Inc.*	100	3,927
Crown Holdings, Inc.*	3,100	204,786

		1,663,695

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	155,753	1,490,556
Nucor Corp.	20,086	1,022,579
Royal Gold, Inc.	2,200	271,062
Southern Copper Corp.	4,800	163,824

		2,948,021

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	172,060

Total Materials		12,308,793

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	12,430	1,914,717
American Tower Corp. (REIT)	18,267	4,039,382
Americold Realty Trust (REIT)	6,600	244,662
CoreSite Realty Corp. (REIT)	1,600	194,960
Crown Castle International Corp. (REIT)	17,432	2,423,222
EastGroup Properties, Inc. (REIT)	1,700	212,534
Equinix, Inc. (REIT)	3,407	1,965,158
Equity LifeStyle Properties, Inc. (REIT)	3,808	508,749
Extra Space Storage, Inc. (REIT)	4,200	490,644
First Industrial Realty Trust, Inc. (REIT)	5,600	221,536
Iron Mountain, Inc. (REIT)	6,100	197,579
Lamar Advertising Co. (REIT), Class A	3,498	286,591
PS Business Parks, Inc. (REIT)	1,100	200,145
Public Storage (REIT)	4,719	1,157,429
Ryman Hospitality Properties, Inc. (REIT)	2,400	196,344
SBA Communications Corp. (REIT)	5,266	1,269,896
Simon Property Group, Inc. (REIT)	12,362	1,924,145
Sun Communities, Inc. (REIT)	1,500	222,675
UDR, Inc. (REIT)	4,200	203,616

		17,873,984

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	300,514
Cushman & Wakefield plc*	10,700	198,271
Howard Hughes Corp. (The)*	1,400	181,440

		680,225

Total Real Estate		18,554,209

Utilities (0.3%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	9,100	2,120,209

Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	194,446
Southwest Gas Holdings, Inc.	2,100	191,184

		385,630

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	3,000	222,870

Multi-Utilities (0.1%)
Sempra Energy	7,821	1,154,458

Total Utilities		3,883,167

Total Common Stocks (98.3%) (Cost $643,106,014)		1,206,723,985

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	6,926,225	6,928,303

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $700,047, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $714,000.(xx)	$700,000	700,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $600,042, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $2,000,727, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $2,040,000.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $500,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $556,501.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,373,927, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,421,247.(xx)	$2,373,772	$2,373,772

Total Repurchase Agreements		6,173,772

Total Short-Term Investments (1.1%) (Cost $13,102,419)		13,102,075

Total Investments in Securities (99.4%) (Cost $656,208,433)		1,219,826,060
Other Assets Less Liabilities (0.6%)		7,546,946

Net Assets (100%)		$1,227,373,006

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,614,780.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $15,051,347. This was collateralized by $9,450,312 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 5/15/49 and by cash of $6,173,772 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	10	12/2019	USD	1,554,100	(34,297)
S&P 500 E-Mini Index	13	12/2019	USD	1,936,025	(22,932)
S&P Midcap 400 E-Mini Index	4	12/2019	USD	775,200	(10,673)

					(67,902)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,329,282	$—	$—	$167,329,282
Consumer Discretionary	158,552,330	—	—	158,552,330
Consumer Staples	36,263,361	—	—	36,263,361
Energy	11,685,951	—	—	11,685,951
Financials	43,423,212	—	—	43,423,212
Health Care	222,817,167	—	—	222,817,167
Industrials	106,528,679	—	—	106,528,679
Information Technology	425,377,834	—	—	425,377,834
Materials	12,308,793	—	—	12,308,793
Real Estate	18,554,209	—	—	18,554,209
Utilities	3,883,167	—	—	3,883,167
Short-Term Investments
Investment Company	6,928,303	—	—	6,928,303
Repurchase Agreements	—	6,173,772	—	6,173,772

Total Assets	$1,213,652,288	$6,173,772	$—	$1,219,826,060

Liabilities:
Futures	$(67,902)	$—	$—	$(67,902)

Total Liabilities	$(67,902)	$—	$—	$(67,902)

Total	$1,213,584,386	$6,173,772	$—	$1,219,758,158

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$583,488,243
Aggregate gross unrealized depreciation	(23,665,260)

Net unrealized appreciation	$559,822,983

Federal income tax cost of investments in securities and derivative instruments, if applicable	$659,935,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.0%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		$287,696	$305,360
Series 2015-2 B
5.000%, 12/15/23§		21,600	22,579
Series 2017-1 AA
3.300%, 1/15/30§		18,976	19,509
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		291,184	307,025
Series 2015-1 B
3.700%, 5/1/23		47,944	48,217
Series 2015-2 AA
3.600%, 9/22/27		100,108	104,914
Series 2015-2 B
4.400%, 9/22/23		123,896	127,501
Series 2016-1 B
5.250%, 1/15/24		1,415	1,511
Series 2016-2 B
4.375%, 6/15/24§		46,500	47,997
Series 2016-3 AA
3.000%, 10/15/28		4,485	4,557
Series 2017-1 B
4.950%, 2/15/25		11,805	12,454
Series 2017-2 B
3.700%, 10/15/25		4,494	4,547
Series 2019-1 A
3.500%, 2/15/32		500,000	518,400
Series 2019-1 AA
3.150%, 2/15/32		75,000	76,910
Series 2019-1 B
3.850%, 2/15/28		80,000	80,888
Apidos CLO XVI,
Series 2013-16A A1R
3.283%, 1/19/25(l)§		23,682	23,693
Series 2013-16A BR
4.253%, 1/19/25(l)§		250,000	250,012
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2018-FL1 A
3.178%, 6/15/28(l)§		223,000	223,208
ASSURANT CLO III Ltd.,
Series 2018-2A A
3.508%, 10/20/31(l)§		500,000	499,226
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
3.393%, 1/15/31(l)§		500,000	496,504
B&M CLO Ltd.,
Series 2014-1A A1R
3.052%, 4/16/26(l)§		221,505	221,489
B2R Mortgage Trust,
Series 2015-2 A
3.336%, 11/15/48§		24,841	24,875
Series 2016-1 A
2.567%, 6/15/49§		364,048	363,304
Cent CLO 19 Ltd.,
Series 2013-19A A1A
3.586%, 10/29/25(l)§		146,700	146,855
CFIP CLO Ltd.,
Series 2013-1A AR
3.618%, 4/20/29(l)§		500,000	500,045
Chapel BV,
Series 2007 A2
0.000%, 7/17/66(l)(m)	EUR	83,780	91,303
CIFC Funding Ltd.,
Series 2015-2A AR
3.083%, 4/15/27(l)§		$594,501	593,073
Series 2015-5A A1R
3.135%, 10/25/27(l)§		600,000	597,369
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
2.308%, 10/25/36(l)		2,415,636	2,406,939
CLI Funding VI LLC,
Series 2019-1A A
3.710%, 5/18/44§		481,787	485,335
Continental Airlines Pass-Through Trust,
Series 2012-1 B
6.250%, 4/11/20		341	345
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	500,000	545,017
Crown Castle Towers LLC,
3.222%, 5/15/22§		$400,000	403,701
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§		1,315,298	1,325,489
Series 2019-JR1 A1
4.095%, 9/27/66(l)§		2,218,903	2,233,500
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.472%, 1/16/26(l)§		240,598	240,665
Dorchester Park CLO DAC,
Series 2015-1A AR
3.178%, 4/20/28(l)§		500,000	498,298
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		754,452	774,143
Driver Australia Five Trust,
Series 5 A
1.928%, 7/21/26(l)(m)	AUD	401,087	270,234
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$365,467	366,855
Elevation CLO Ltd.,
Series 2018-9A A1
3.423%, 7/15/31(l)§		500,000	494,669
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	500,000	544,948
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	619,285
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.064%, 5/28/28(l)§		$500,000	496,204
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.006%, 6/20/27(l)§		465,030	464,817
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§		36,247	36,248
Flagship VII Ltd.,
Series 2013-7A A1R
3.398%, 1/20/26(l)§		44,664	44,670
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§		500,000	500,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
2.408%, 3/15/23(l)§	$600,000	$600,260
GPMT Ltd.,
Series 2019-FL2 A
3.328%, 2/22/36(l)§	221,000	221,555
GSAA Home Equity Trust,
Series 2006-5 2A1
2.088%, 3/25/36(l)	13,754	7,314
Series 2007-10 A2A
6.500%, 11/25/37	2,407,749	1,726,709
Series 2007-8 A2
2.368%, 8/25/37(l)	405,448	401,043
Hardee’s Funding LLC,
Series 2018-1A A2I
4.250%, 6/20/48§	495,000	504,195
ICG US CLO Ltd.,
Series 2015-2A AR
3.172%, 1/16/28(l)§	600,000	598,049
Invitation Homes Trust,
Series 2017-SFR2 E
4.275%, 12/17/36(l)§	214,205	214,204
Series 2018-SFR3 A
3.025%, 7/17/37(l)§	115,540	115,449
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.993%, 7/15/26(l)§	182,153	182,164
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
3.426%, 4/25/30(l)§	500,000	498,225
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.153%, 1/17/28(l)§	600,000	596,373
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,500,000	2,555,897
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	318,725	318,278
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.157%, 5/15/28(l)§	500,000	500,162
Series 2018-CRE1 AS
3.528%, 5/15/28(l)§	297,000	297,372
Series 2019-CRE2 AS
3.528%, 5/15/36(l)§	246,000	246,309
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.203%, 4/15/28(l)§	600,000	595,317
LP Credit Card ABS Master Trust,
Series 2018-1 A
3.822%, 8/20/24(l)§	546,528	542,540
Marathon CLO V Ltd.,
Series 2013-5A A1R
3.022%, 11/21/27(l)§	500,000	497,218
Marathon CLO VII Ltd.,
Series 2014-7A A1R
3.576%, 10/28/25(l)§	481,489	481,567
Marlette Funding Trust,
Series 2018-1A A
2.610%, 3/15/28§	29,109	29,113
Midocean Credit CLO IX,
Series 2018-9A A1
3.428%, 7/20/31(l)§	500,000	495,863
Midocean Credit Clo VIII,
Series 2018-8A A1
3.286%, 2/20/31(l)§	500,000	500,031
Monarch Grove CLO Ltd.,
Series 2018-1A A1
3.156%, 1/25/28(l)§	400,000	398,242
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.500%, 4/18/25(l)§	218,124	218,151
MP CLO III Ltd.,
Series 2013-1A AR
3.528%, 10/20/30(l)§	2,000,000	1,998,238
MP CLO IV Ltd.,
Series 2013-2A ARR
3.556%, 7/25/29(l)§	500,000	498,883
Navient Private Education Loan Trust,
Series 2014-CTA B
3.778%, 10/17/44(l)§	100,000	101,014
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
2.338%, 2/25/37(l)	2,172,925	2,068,700
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
3.403%, 4/19/31(l)§	500,000	494,734
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
3.153%, 7/15/27(l)§	400,000	398,924
OFSI Fund IX Ltd.,
Series 2018-1A A
3.453%, 7/15/31(l)§	500,000	496,830
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	500,000	508,096
OneMain Financial Issuance Trust,
Series 2017-1A A1
2.370%, 9/14/32§	1,000,000	997,958
Series 2019-2A A
3.140%, 10/14/36§	210,000	210,052
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.175%, 7/25/29(l)	208,276	209,505
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	250,000	249,733
PRPM LLC,
Series 2017-2A A1
3.470%, 9/25/22(e)§	1,277,358	1,279,828
Series 2019-3A A1
3.351%, 7/25/24(e)§	3,531,709	3,538,861
Prudential plc,
Series 2018-1A A
3.453%, 7/15/31(l)§	500,000	495,408
RASC Trust,
Series 2007-EMX1 A13
2.218%, 1/25/37(l)	2,527,489	2,296,086
Series 2007-KS3 AI3
2.268%, 4/25/37(l)	1,814,261	1,770,131
Rockford Tower CLO Ltd.,
Series 2018-1A A
3.236%, 5/20/31(l)§	500,000	497,841
Scholar Funding Trust,
Series 2013-A A
2.693%, 1/30/45(l)§	132,184	130,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SERVPRO Master Issuer LLC,
Series 2019-1A A2
3.882%, 10/25/49§	$500,000	$504,613
SLM Private Credit Student Loan Trust,
Series 2005-A A3
2.319%, 6/15/23(l)	21,872	21,829
Series 2006-B A5
2.388%, 12/15/39(l)	78,643	76,679
SLM Private Education Loan Trust,
Series 2011-C A2A
5.277%, 10/17/44(l)§	19,140	19,297
Series 2013-B A2A
1.850%, 6/17/30§	9,182	9,181
SLM Student Loan Trust,
Series 2005-7 A4
2.426%, 10/25/29(l)	365,797	363,126
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	101,911
SoFi Professional Loan Program LLC,
Series 2016-D A1
2.968%, 1/25/39(l)§	128,926	129,524
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	1,042,099
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	268,430	269,037
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
3.447%, 10/26/31(l)§	500,000	496,895
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
3.450%, 4/18/31(l)§	500,000	496,877
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.299%, 6/15/25(l)§	129,724	129,834
Steele Creek CLO Ltd.,
Series 2014-1RA A
3.348%, 4/21/31(l)§	500,000	496,254
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.453%, 1/17/26(l)§	263,431	264,018
Series 2013-1A A2R
3.473%, 1/17/26(l)§	263,431	262,293
Symphony CLO XVII Ltd.,
Series 2016-17A AR
3.183%, 4/15/28(l)§	600,000	598,279
Telos CLO Ltd.,
Series 2014-5A A1R
3.253%, 4/17/28(l)§	600,000	598,100
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	725,000	737,511
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
3.118%, 4/20/28(l)§	600,000	595,565
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.118%, 4/20/28(l)§	400,000	398,116
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	646,723	603,134
Union Pacific Railroad Co. Pass- Through Trust,
Series 2014-1
3.227%, 5/14/26	72,036	74,035
United Airlines Pass-Through Trust,
Series 2015-1 AA
3.450%, 12/1/27	12,824	13,365
Series 2016-2 AA
2.875%, 10/7/28	17,886	18,064
Series 2016-2 B
3.650%, 10/7/25	4,144	4,167
Series 2019-1 AA
4.150%, 8/25/31	500,000	542,700
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	9,991	10,346
Series 2004-20C 1
4.340%, 3/1/24	113,828	117,364
Series 2005-20B 1
4.625%, 2/1/25	11,213	11,691
Series 2008-20G 1
5.870%, 7/1/28	172,708	187,549
US Airways Pass-Through Trust,
Series 2013-1 B
5.375%, 11/15/21	8,200	8,530
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§	749,375	757,426
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.944%, 2/28/26(l)§	518,563	516,955
Venture XVI CLO Ltd.,
Series 2014-16A ARR
3.153%, 1/15/28(l)§	600,000	598,277
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.183%, 4/15/27(l)§	500,000	497,830
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	3,114,937	3,131,447
Vibrant CLO Ltd.,
Series 2018-10A A1
3.478%, 10/20/31(l)§	500,000	496,583
VOLT LXIX LLC,
Series 2018-NPL5 A1A
4.213%, 8/25/48(e)§	789,376	791,350
VOLT LXXII LLC,
Series 2018-NPL8 A1A
4.213%, 10/26/48(e)§	1,409,324	1,418,343
Wellfleet CLO Ltd.,
Series 2017-2A A1
3.528%, 10/20/29(l)§	500,000	499,466
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.233%, 4/17/27(l)§	431,231	430,679
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21	153,500	153,572

Total Asset-Backed Securities		68,541,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Collateralized Mortgage Obligations (12.2%)
Alternative Loan Trust,
Series 2006-OA22 A1
2.178%, 2/25/47(l)		$47,307	$45,974
Series 2006-OA6 1A2
2.228%, 7/25/46(l)		28,651	28,030
Series 2007-OH1 A1D
2.228%, 4/25/47(l)		53,836	47,447
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.685%, 10/25/34(l)		1,854	1,854
Series 2006-1 2A1
3.781%, 12/25/35(l)		2,908,760	1,285,304
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.693%, 7/25/36(l)		2,005,136	1,961,230
Bear Stearns ARM Trust,
Series 2004-8 11A2
4.723%, 11/25/34(l)		367,749	359,672
Series 2005-1 2A1
4.313%, 3/25/35(l)		187,928	191,866
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		2,170,810	1,616,961
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		985,082	988,880
Series 2005-24 A1
5.500%, 11/25/35		588,952	537,519
Citigroup Mortgage Loan Trust,
Series 2018-C A1
4.125%, 3/25/59(e)§		1,906,938	1,917,687
Series 2019-B A1
3.258%, 4/25/66(l)§		1,963,110	1,962,994
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,132,154	2,038,812
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,655,419	1,809,592
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		573,138	565,789
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,222,560	1,178,298
Eurohome UK Mortgages plc,
Series 2007-1 A
0.931%, 6/15/44(l)(m)	GBP	346,180	409,085
EuroMASTR plc,
Series 2007-1V A2
0.981%, 6/15/40(l)(m)		219,494	255,364
Eurosail-UK plc,
Series 2007-4X A3
1.730%, 6/13/45(l)(m)		625,352	758,468
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$1,493,334	1,651,631
Series 4316 BZ
3.000%, 3/15/44		4,799,142	4,941,463
Series 4430 NZ
3.000%, 1/15/45		2,300,146	2,335,571
Series 4438 B
3.000%, 10/15/43		1,255,419	1,289,038
Series 4440 ZD
2.500%, 2/15/45		6,727,635	6,512,202
Series 4499 AB
3.000%, 6/15/42		1,767,054	1,806,566
Series 4610 KA
2.500%, 5/15/39		2,728,515	2,759,212
Series 4624 GA
2.500%, 4/15/40		1,389,193	1,401,322
Series 4750 PA
3.000%, 7/15/46		3,429,642	3,481,905
Series 4791 JT
3.000%, 5/15/48		4,151,398	4,235,239
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,001,429	718,676
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		927,404	934,057
Series 2012-150 KA
1.750%, 1/25/43		3,986,820	3,937,969
Series 2013-123 PZ
2.700%, 3/25/43		4,730,489	4,823,042
Series 2015-11 A
3.000%, 5/25/34		1,760,631	1,827,515
Series 2016-72 PA
3.000%, 7/25/46		3,000,794	3,070,713
Series 2016-81 PA
3.000%, 2/25/44		2,215,791	2,272,939
Series 2017-4 CH
3.000%, 6/25/42		2,899,483	2,945,542
Series 2017-79 VB
3.000%, 1/25/38		3,600,000	3,690,811
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1
6.000%, 12/25/35		816,842	802,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2013-116 LS
4.106%, 8/20/43IO IO(l)		$2,186,310	$408,611
Series 2013-26 MS
4.206%, 2/20/43IO IO(l)		2,090,804	399,762
Series 2014-20 TS
4.056%, 2/20/44IO IO(l)		2,068,293	387,641
Series 2015-H15 FC
2.809%, 6/20/65(l)		359,007	358,352
Series 2015-H16 FM
2.828%, 7/20/65(l)		579,218	578,620
Series 2015-H18 FB
2.828%, 7/20/65(l)		329,357	329,041
Series 2015-H19 FK
2.828%, 8/20/65(l)		647,469	646,838
Series 2015-H20 FB
2.828%, 8/20/65(l)		379,753	379,384
Series 2015-H20 FC
2.849%, 8/20/65(l)		1,486,216	1,485,868
Series 2015-H22 FC
2.828%, 9/20/65(l)		734,059	733,287
Series 2015-H29 FA
2.928%, 10/20/65(l)		50,640	50,732
Series 2016-H11 F
3.029%, 5/20/66(l)		419,341	422,183
Series 2016-H14 FA
3.029%, 6/20/66(l)		433,717	436,702
Series 2016-H15 FA
3.029%, 7/20/66(l)		511,819	515,212
Series 2016-H19 FE
2.599%, 6/20/61(l)		15,461	15,460
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
2.275%, 6/18/39(l)(m)		507,305	492,418
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.480%, 9/25/35(l)		53,900	55,358
Series 2006-AR2 2A1
4.153%, 4/25/36(l)		65,111	57,942
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.224%, 1/19/35(l)		225,938	230,097
Hawksmoor Mortgages,
Series 2019-1A A
1.762%, 5/25/53(l)§	GBP	2,100,000	2,583,387
Impac CMB Trust,
Series 2003-8 2A1
2.918%, 10/25/33(l)		$1,493	1,504
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.742%, 6/25/37(l)		1,126,527	952,822
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
2.288%, 2/25/37(l)		1,585,324	1,194,264
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		1,643,687	1,339,482
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		987,669	770,719
Series 2006-A3 6A1
4.128%, 8/25/34(l)		36,597	36,857
Series 2007-A1 3A3
4.508%, 7/25/35(l)		46,910	48,479
Series 2017-3 1A6
3.000%, 8/25/47(l)§		278,718	279,959
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.288%, 6/14/40(l)(m)		244,280	237,182
Ludgate Funding plc,
Series 2007-1 A2A
0.940%, 1/1/61(l)(m)	GBP	120,443	138,113
Series 2008-W1X A1
1.380%, 1/1/61(l)(m)		311,966	371,239
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$181,577	191,490
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.531%, 12/25/32(l)		11,772	11,959
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
2.440%, 4/16/36(l)§		380,140	329,662
MortgageIT Trust,
Series 2005-4 A1
2.298%, 10/25/35(l)		304,487	304,740
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		613,131	632,561
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,803,805	1,898,275
Series 2006-AP1 A5
5.559%, 1/25/36(e)		2,859,546	1,428,024
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.345%, 12/26/35(l)§		212,563	211,478
PRPM LLC,
Series 2019-1A A1
4.500%, 1/25/24(e)§		1,570,505	1,581,614
RBSSP Resecuritization Trust,
Series 2009-12 18A1
4.317%, 12/25/35(l)§		75,244	77,204
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.358%, 6/25/35(l)§		62,095	59,511
Series 2006-R1 AF1
2.358%, 1/25/36(l)§		211,476	205,758
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,349,616	2,443,520
Resloc UK plc,
Series 2007-1X A3B
0.941%, 12/15/43(l)(m)	GBP	126,700	146,306
RFMSI Trust,
Series 2006-SA2 3A1
5.301%, 8/25/36(l)		$779,292	720,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Sequoia Mortgage Trust,
Series 10 2A1
2.804%, 10/20/27(l)		$2,141	$2,081
Series 2003-4 2A1
2.394%, 7/20/33(l)		13,245	13,038
Series 6 A
2.697%, 4/19/27(l)		150,864	148,797
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		2,101,518	2,132,795
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
4.236%, 4/25/34(l)		322,139	328,230
Series 2005-19XS 2A1
2.318%, 10/25/35(l)		300,044	301,725
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.307%, 7/19/35(l)		41,371	41,114
Trinity Square plc,
Series 2015-1A A
1.917%, 7/15/51(l)§	GBP	154,398	190,303
Uropa Securities plc,
Series 2007-1 A3A
0.976%, 10/10/40(l)(m)		755,912	876,147

Total Collateralized Mortgage Obligations			103,613,821

Commercial Mortgage-Backed Securities (4.2%)
1211 Avenue of the Americas Trust,
Series 2015-1211 D
4.280%, 8/10/35(l)§		$100,000	106,185
20 Times Square Trust,
Series 2018-20TS F
3.203%, 5/15/35(l)§		112,000	109,967
Series 2018-20TS G
3.203%, 5/15/35(l)§		112,000	107,918
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	13,666
280 Park Avenue Mortgage Trust,
Series 2017-280P D
3.564%, 9/15/34(l)§		200,000	200,375
Americold 2010 LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	105,593
AOA Mortgage Trust,
Series 2015-1177 C
3.110%, 12/13/29(l)§		100,000	100,865
Ashford Hospitality Trust,
Series 2018-ASHF D
4.128%, 4/15/35(l)§		16,000	16,040
Series 2018-KEYS A
3.027%, 5/15/35(l)§		600,000	599,243
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
3.978%, 12/15/36(l)§		290,000	290,363
Series 2017-ATRM E
5.078%, 12/15/36(l)§		224,000	224,844
Aventura Mall Trust,
Series 2013-AVM D
3.867%, 12/5/32(l)§		100,000	100,925
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§		100,000	104,720
Series 2017-SCH CL
3.528%, 11/15/32(l)§		100,000	99,989
Series 2017-SCH DL
4.028%, 11/15/32(l)§		100,000	99,989
Series 2018-DSNY D
3.728%, 9/15/34(l)§		200,000	200,625
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.482%, 1/15/49(l)		3,604	3,583
Series 2017-BNK3 XB
0.780%, 2/15/50 IO(l)		1,000,000	42,174
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 A
3.027%, 3/15/36(l)§		230,097	230,097
Series 2019-CRE5 B
3.528%, 3/15/36(l)§		234,000	234,000
BANK,
Series 2017-BNK6 XA
1.000%, 7/15/60 IO(l)		3,538,555	178,258
Series 2018-BN10 XA
0.888%, 2/15/61 IO(l)		3,739,978	194,989
Series 2019-BN19 AS
3.446%, 8/15/61		249,000	264,112
Series 2019-BN19 C
4.169%, 8/15/61(l)		20,000	21,571
Series 2019-BN20 XA
0.842%, 9/15/61 IO(l)		160,000	11,061
Series 2019-BN20 XB
0.363%, 9/15/61 IO(l)		530,000	17,594
Barclays Commercial Mortgage Trust,
Series 2019-C3 C
4.178%, 5/15/52		30,000	31,836
Series 2019-C3 D
3.000%, 5/15/52§		20,000	18,200
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§		900,000	965,573
BBCMS Mortgage Trust,
Series 2017-DELC C
3.228%, 8/15/36(l)§		53,000	52,801
Series 2017-DELC D
3.728%, 8/15/36(l)§		60,000	60,036
Series 2017-DELC E
4.528%, 8/15/36(l)§		122,000	122,456
Series 2017-DELC F
5.528%, 8/15/36(l)§		121,000	121,909
Series 2018-TALL A
2.750%, 3/15/37(l)§		15,000	14,963
Series 2018-TALL D
3.476%, 3/15/37(l)§		40,000	40,002
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§		100,000	104,072
Series 2015-SRCH XA
1.122%, 8/10/35 IO(l)§		1,000,000	59,600
Series 2018-CBM A
3.027%, 7/15/37(l)§		223,000	223,007
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§		2,277,000	67,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
5.214%, 2/11/41(l)	$65,259	$65,483
Series 2007-T26 AM
5.513%, 1/12/45(l)	10,162	10,171
Benchmark Mortgage Trust,
Series 2019-B13 A4
2.952%, 8/15/57	30,000	31,106
Series 2019-B13 XA
1.000%, 8/15/57 IO(l)	918,000	79,170
Series 2019-B9 XA
1.215%, 3/15/52 IO(l)	998,504	81,871
BENCHMARK Mortgage Trust,
Series 2018-B3 D
3.057%, 4/10/51(l)§	10,000	9,394
Series 2019-B10 3CCA
4.029%, 3/15/62(l)§	80,000	83,417
BHMS Mortgage Trust,
Series 2018-ATLS A
3.278%, 7/15/35(l)§	223,000	223,001
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	200,000	211,334
Series 2013-1515 C
3.446%, 3/10/33§	100,000	102,806
BX Trust,
Series 2017-APPL D
4.078%, 7/15/34(l)§	72,250	72,296
Series 2017-APPL E
5.177%, 7/15/34(l)§	111,350	111,490
Series 2017-SLCT D
4.078%, 7/15/34(l)§	68,000	68,043
Series 2017-SLCT E
5.177%, 7/15/34(l)§	113,900	114,186
Series 2018-GW A
2.828%, 5/15/35(l)§	112,000	111,755
Series 2018-GW D
3.798%, 5/15/35(l)§	112,000	112,349
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§	30,000	30,867
Series 2017-GM D
3.539%, 6/13/39(l)§	80,000	82,737
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
3.778%, 12/15/37(l)§	100,000	100,499
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.671%, 4/10/29(l)§	10,000	10,225
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	69,887	71,248
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,831
Series 2017-CD4 A4
3.514%, 5/10/50(l)	10,000	10,765
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,832
Series 2016-C4 XA
1.878%, 5/10/58 IO(l)	682,783	58,942
Series 2016-C4 XB
0.889%, 5/10/58 IO(l)	110,000	4,881
Series 2018-TAN C
5.295%, 2/15/33§	100,000	107,138
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
2.818%, 7/15/32(l)§	100,000	100,000
Series 2017-BIOC D
3.628%, 7/15/32(l)§	100,000	100,000
CHC Commercial Mortgage Trust,
Series 2019-CHC B
3.528%, 6/15/34(l)§	102,000	102,127
CHT Mortgage Trust,
Series 2017-CSMO E
5.028%, 11/15/36(l)§	144,000	144,270
Series 2017-CSMO F
5.769%, 11/15/36(l)§	77,000	77,193
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	300,000	313,511
Series 2015-SHP2 A
3.308%, 7/15/27(l)§	900,000	899,436
Series 2016-P3 C
4.995%, 4/15/49(l)	30,000	32,927
Series 2016-P4 A4
2.902%, 7/10/49	175,000	181,368
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	174,204
Series 2017-C4 A4
3.471%, 10/12/50	20,000	21,508
Series 2019-SST2 D
3.628%, 12/15/36(l)§	453,000	453,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.191%, 3/10/46 IO(l)	$631,947	$16,746
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	53,938
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	115,945
Series 2014-CR17 A5
3.977%, 5/10/47	43,000	46,162
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	10,425
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	53,506
Series 2014-LC15 A4
4.006%, 4/10/47	40,000	42,896
Series 2014-UBS4 C
4.801%, 8/10/47(l)	31,000	32,362
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	312,388
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	6,543
Series 2015-CR22 C
4.254%, 3/10/48(l)	300,000	317,693
Series 2015-CR22 XA
1.085%, 3/10/48 IO(l)	3,780,455	128,325
Series 2015-CR24 A5
3.696%, 8/10/48	20,000	21,481
Series 2015-CR25 A4
3.759%, 8/10/48	10,000	10,765
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,081,275
Series 2015-DC1 XA
1.253%, 2/10/48 IO(l)	3,506,264	133,361
Series 2015-LC19 A4
3.183%, 2/10/48	25,000	26,119
Series 2015-LC19 C
4.394%, 2/10/48(l)	70,000	74,119
Series 2015-LC19 D
2.867%, 2/10/48§	30,000	28,359
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	21,606
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,032,464
Series 2017-COR2 D
3.000%, 9/10/50§	330,000	309,706
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	6,157
Core Industrial Trust,
Series 2015-CALW A
3.040%, 2/10/34§	23,717	24,219
Series 2015-CALW D
3.979%, 2/10/34(l)§	300,000	307,950
Series 2015-TEXW XA
0.900%, 2/10/34 IO(l)§	992,497	14,703
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A
3.027%, 8/15/35(l)§	220,000	219,866
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.417%, 4/15/50(l)	300,000	315,269
Series 2015-C1 XA
1.005%, 4/15/50 IO(l)	4,207,508	152,985
Series 2015-C2 A4
3.504%, 6/15/57	10,000	10,592
Series 2017-CX10 XB
0.219%, 11/15/50 IO(l)	1,000,000	16,414
Series 2018-C14 C
5.056%, 11/15/51(l)	10,000	11,254
Series 2019-C16 A3
3.329%, 6/15/52	40,000	42,587
Series 2019-C16 C
4.237%, 6/15/52(l)	50,000	52,815
Series 2019-C16 XA
1.733%, 6/15/52 IO(l)	998,962	122,582
Series 2019-C17 C
3.934%, 9/15/52	63,000	65,591
Series 2019-C17 D
2.500%, 9/15/52§	50,000	42,626
Series 2019-C17 XA
1.370%, 9/15/52 IO(l)	1,060,000	111,548
Series 2019-C17 XB
0.560%, 9/15/52 IO(l)	1,000,000	49,741
CSMC Trust,
Series 2015-GLPB A
3.639%, 11/15/34§	98,939	104,834
Series 2017-PFHP A
2.977%, 12/15/30(l)§	50,000	49,937
Series 2017-TIME A
3.646%, 11/13/39§	100,000	107,449
DBGS Mortgage Trust,
Series 2018-BIOD A
2.831%, 5/15/35(l)§	206,975	206,981
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	37,720
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	21,143
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	18,243
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.885%, 11/10/46(l)§	100,000	103,305
Series 2011-LC3A PM2
5.268%, 5/10/44(l)§	217,000	220,988
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	63,030
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	102,909
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A
3.025%, 4/15/36(l)§	239,938	239,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	$20,000	$21,069
Series K040 A2
3.241%, 9/25/24	20,000	21,118
Series K053 A2
2.995%, 12/25/25	188,000	198,120
Series K061 A2
3.347%, 11/25/26(l)	50,000	54,138
Series K062 A2
3.413%, 12/25/26	29,565	32,153
Series K072 A2
3.444%, 12/25/27	10,000	10,941
Series K076 A2
3.900%, 4/25/28	60,000	67,674
Series K722 X1
1.440%, 3/25/23 IO(l)	2,656,934	95,800
Series KL4F A2AS
3.683%, 10/25/25(l)	24,000	25,742
Series KW03 X1
0.983%, 6/25/27 IO(l)	128,526	6,430
FREMF Mortgage Trust,
Series 2016-K54 B
4.189%, 4/25/48(l)§	20,000	21,290
Series 2017-K64 B
4.117%, 5/25/50(l)§	36,667	39,510
Series 2018-K77 B
4.301%, 5/25/51(l)§	10,000	10,836
Series 2018-K80 B
4.373%, 8/25/50(l)§	20,000	21,770
FRESB Mortgage Trust,
Series 2018-SB52 A10F
3.480%, 6/25/28(l)	29,119	30,621
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	23,618	25,479
GNMA,
Series 2012-23
0.559%, 6/16/53 IO(l)	57,117	1,065
Series 2013-191
0.734%, 11/16/53 IO(l)	47,339	1,311
Series 2013-30
0.795%, 9/16/53 IO(l)	178,121	6,852
Series 2013-63
0.794%, 9/16/51 IO(l)	245,769	12,768
Series 2015-22
0.702%, 3/16/55 IO(l)	151,925	6,733
Series 2015-97 VA
2.250%, 12/16/38	16,259	16,550
Series 2016-128
0.952%, 9/16/56 IO(l)	127,207	9,204
Series 2016-13
0.873%, 4/16/57 IO(l)	180,010	10,879
Series 2016-158 VA
2.000%, 3/16/35	87,037	86,015
Series 2016-175
0.920%, 9/16/58 IO(l)	148,487	11,095
Series 2016-26
0.957%, 2/16/58 IO(l)	473,393	30,954
Series 2016-87
1.000%, 8/16/58 IO(l)	273,918	18,538
Series 2016-96
0.976%, 12/16/57 IO(l)	164,989	11,618
Series 2016-97
1.039%, 7/16/56 IO(l)	143,238	10,567
GPMT Ltd.,
Series 2018-FL1 A
2.944%, 11/21/35(l)§	131,725	131,724
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	57,544
Series 2013-KING D
3.550%, 12/10/27(l)§	100,000	99,868
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§	1,004,444	835
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	503,650
Series 2017-500K D
3.328%, 7/15/32(l)§	20,000	20,007
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	100,497
Series 2018-FBLU C
3.628%, 11/15/35(l)§	250,000	250,156
Series 2018-TWR A
2.927%, 7/15/31(l)§	110,000	109,758
Series 2018-TWR D
3.628%, 7/15/31(l)§	110,000	109,821
Series 2019-BOCA A
3.228%, 6/15/38(l)§	100,000	100,060
Series 2019-SOHO E
3.902%, 6/15/36(l)§	246,000	245,458
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	31,712
Series 2015-GC28 B
3.980%, 2/10/48	10,000	10,478
Series 2015-GC28 XA
1.230%, 2/10/48 IO(l)	3,600,230	131,823
Series 2015-GC32 C
4.557%, 7/10/48(l)	60,000	64,182
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,795
Series 2015-GS1 XA
0.939%, 11/10/48 IO(l)	1,935,210	80,054
Series 2016-GS3 XA
1.383%, 10/10/49 IO(l)	336,602	22,032
Series 2017-GS6 A3
3.433%, 5/10/50	20,000	21,393
Series 2017-GS7 A4
3.430%, 8/10/50	24,000	25,616
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	9,494
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	9,212
Series 2017-GS7 XA
1.280%, 8/10/50 IO(l)	2,509,643	174,983
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	111,731
Hospitality Mortgage Trust,
Series 2019-HIT F
5.177%, 11/15/36(l)§	243,511	244,727
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	104,659
Series 2017-APTS BFL
2.977%, 6/15/34(l)§	154,000	153,857
Series 2017-APTS CFL
3.128%, 6/15/34(l)§	154,000	153,902
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	101,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B
3.027%, 6/15/32(l)§	$24,179	$24,147
Series 2017-FL10 C
3.278%, 6/15/32(l)§	39,000	38,732
Series 2017-FL10 D
3.927%, 6/15/32(l)§	126,000	125,658
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
3.325%, 6/15/45(l)§	97,511	98,198
Series 2014-C20 A5
3.805%, 7/15/47	30,000	32,034
Series 2015-JP1 A5
3.914%, 1/15/49	10,000	10,920
Series 2015-JP1 C
4.894%, 1/15/49(l)	100,000	108,857
Series 2015-UES C
3.742%, 9/5/32(l)§	100,000	100,560
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	10,883
Series 2018-LAQ A
3.027%, 6/15/32(l)§	598,030	597,476
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	128,023
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	53,407
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,698
Series 2014-C25 XA
1.013%, 11/15/47 IO(l)	3,362,709	122,558
Series 2015-C27 D
3.983%, 2/15/48(l)§	300,000	293,040
Series 2015-C32 XA
1.519%, 11/15/48 IO(l)	2,275,818	89,566
Series 2015-C33 C
4.771%, 12/15/48(l)	221,000	236,276
Series 2015-C33 D1
4.271%, 12/15/48(l)§	200,000	200,610
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	21,515
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,812
Series 2019-COR5 C
3.750%, 6/13/52	50,000	51,613
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.833%, 6/15/49 IO(l)	1,780,303	124,232
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	82,362
Series 2017-C5 A5
3.694%, 3/15/50	30,000	32,636
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	318,801
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.264%, 3/10/50 IO(l)§	3,063,953	126,681
Monarch Beach Resort Trust,
Series 2018-MBR A
2.948%, 7/15/35(l)§	206,000	205,613
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	70,000	74,768
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	1,021,038
Series 2015-C20 B
4.160%, 2/15/48	150,000	159,455
Series 2015-C20 C
4.613%, 2/15/48(l)	150,000	158,549
Series 2015-C20 XA
1.468%, 2/15/48 IO(l)	2,732,557	140,679
Series 2015-C23 A4
3.719%, 7/15/50	15,000	16,129
Series 2015-C23 D
4.268%, 7/15/50(l)§	42,000	42,061
Series 2015-C25 C
4.678%, 10/15/48(l)	70,000	75,714
Series 2015-C26 A5
3.531%, 10/15/48	10,000	10,674
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	521,389
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,030,867
Series 2016-C31 C
4.459%, 11/15/49(l)	215,000	225,626
Series 2016-C31 XA
1.564%, 11/15/49 IO(l)	964,929	71,169
Series 2016-C32 A4
3.720%, 12/15/49	166,000	180,345
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	43,601
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART B
2.480%, 9/13/31§	250,000	248,896
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.144%, 6/11/42(l)	21,037	22,073
Series 2014-CPT B
3.560%, 7/13/29(l)§	500,000	507,138
Series 2014-CPT E
3.560%, 7/13/29(l)§	100,000	100,841
Series 2017-H1 C
4.281%, 6/15/50(l)	10,000	10,675
Series 2017-H1 D
2.546%, 6/15/50§	210,000	189,472
Series 2017-H1 XD
2.359%, 6/15/50 IO(l)§	300,000	42,801
Series 2018-H3 C
5.013%, 7/15/51(l)	40,000	44,404
Series 2018-H3 D
3.000%, 7/15/51§	30,000	27,694
Series 2018-H4 XA
1.035%, 12/15/51 IO(l)	189,381	12,385
Series 2018-SUN A
2.927%, 7/15/35(l)§	223,000	222,715
Series 2019-AGLN D
3.778%, 3/15/34(l)§	120,000	119,999
Series 2019-H6 A4
3.417%, 6/15/52	30,000	32,245
Series 2019-H6 XB
0.873%, 6/15/52 IO(l)	1,000,000	62,440
Series 2019-L2 XA
1.197%, 3/15/52 IO(l)	2,919,751	238,401
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D
2.730%, 12/15/50	210,000	190,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
3.145%, 6/15/35(l)§	$213,087	$212,421
Series 2019-10K D
4.272%, 5/15/39(l)§	100,000	106,842
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	27,767
One Bryant Park Trust,
Series 2019-OBP A
2.516%, 9/13/49§	100,000	99,794
One Market Plaza Trust,
Series 2017-1MKT XCP
0.218%, 2/10/32 IO(l)§	1,000,000	3,457
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.977%, 6/15/33(l)§	108,000	108,002
Series 2017-ROSS B
3.278%, 6/15/33(l)§	108,000	108,060
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
1.000%, 9/15/39(l)§	30,000	30,541
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.860%, 2/15/51(l)	226,000	248,761
Series 2019-C17 A4
2.921%, 9/15/52	60,000	61,731
Series 2019-C17 XA
1.000%, 9/15/52 IO(l)	1,000,000	115,505
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	1,043,888	1,127,727
VNDO Mortgage Trust,
Series 2013-PENN D
4.079%, 12/13/29(l)§	100,000	100,880
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5
3.405%, 12/15/47	10,000	10,540
Series 2015-C27 C
3.894%, 2/15/48	300,000	302,419
Series 2015-C27 XA
1.038%, 2/15/48 IO(l)	3,677,793	143,973
Series 2015-C28 A4
3.540%, 5/15/48	10,000	10,642
Series 2015-C30 A4
3.664%, 9/15/58	30,000	32,208
Series 2015-C31 A4
3.695%, 11/15/48	20,000	21,536
Series 2015-NXS1 A5
3.148%, 5/15/48	10,000	10,437
Series 2015-NXS1 XA
1.276%, 5/15/48 IO(l)	2,626,774	107,656
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	183,209
Series 2015-NXS2 XA
0.870%, 7/15/58 IO(l)	4,509,125	126,505
Series 2015-NXS4 A4
3.718%, 12/15/48	10,000	10,779
Series 2015-P2 A4
3.809%, 12/15/48	30,000	32,544
Series 2016-BNK1 XD
1.405%, 8/15/49 IO(l)§	1,000,000	73,947
Series 2016-C33 C
3.896%, 3/15/59	129,000	132,815
Series 2016-C33 XA
1.926%, 3/15/59 IO(l)	1,286,892	101,984
Series 2016-C34 C
5.196%, 6/15/49(l)	202,000	221,293
Series 2017-C38 XA
1.212%, 7/15/50 IO(l)	2,611,432	164,719
Series 2017-C39 C
4.118%, 9/15/50	10,000	10,615
Series 2017-C39 D
4.499%, 9/15/50(l)§	10,000	10,130
Series 2017-C39 XA
1.278%, 9/15/50 IO(l)	2,492,344	170,380
Series 2017-HSDB A
2.886%, 12/13/31(l)§	100,000	99,352
Series 2018-C44 D
3.000%, 5/15/51§	20,000	18,302
Series 2018-C44 XA
0.920%, 5/15/51 IO(l)	992,781	52,793
Series 2018-C45 C
4.727%, 6/15/51	10,000	11,049
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL
2.975%, 3/15/44(l)§	1,758	1,762
Series 2014-C21 A5
3.678%, 8/15/47	50,000	53,128

Total Commercial Mortgage-Backed Securities		35,541,639

Corporate Bonds (30.3%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.9%)
Altice France SA
7.375%, 5/1/26§	300,000	321,663
AT&T, Inc.
2.800%, 2/17/21	60,000	60,447
3.000%, 2/15/22	10,000	10,174
3.200%, 3/1/22	48,000	49,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 3/15/22	$22,000	$22,811
3.000%, 6/30/22	70,000	71,389
3.600%, 2/17/23	40,000	41,713
3.800%, 3/1/24	110,000	116,391
3.550%, 6/1/24	13,000	13,609
3.950%, 1/15/25	50,000	53,379
3.400%, 5/15/25	150,000	156,233
3.600%, 7/15/25	142,000	149,579
3.800%, 2/15/27	202,000	214,877
4.250%, 3/1/27	150,000	163,785
4.100%, 2/15/28	220,000	238,211
4.350%, 3/1/29	560,000	618,467
4.300%, 2/15/30	413,000	454,149
4.500%, 5/15/35	53,000	58,193
5.250%, 3/1/37	30,000	35,182
6.000%, 8/15/40	146,000	182,516
5.350%, 9/1/40	1,000	1,170
5.150%, 3/15/42	35,000	40,135
4.300%, 12/15/42	10,000	10,450
4.800%, 6/15/44	120,000	132,566
4.350%, 6/15/45	101,000	106,062
4.850%, 7/15/45	21,000	23,455
5.150%, 11/15/46	48,000	55,509
5.450%, 3/1/47	24,000	28,945
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	600,000	599,994
1.950%, 9/19/21§	450,000	446,177
Telefonica Emisiones SA
5.462%, 2/16/21	45,000	46,891
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.700%, 5/22/20(k)	410,000	410,850
4.125%, 3/16/27	824,000	909,553
4.329%, 9/21/28	418,000	471,564
4.500%, 8/10/33	249,000	289,097
4.400%, 11/1/34	77,000	87,824
4.272%, 1/15/36	337,000	378,000
5.250%, 3/16/37	3,000	3,739
4.812%, 3/15/39	30,000	35,897
4.750%, 11/1/41	5,000	5,921
4.125%, 8/15/46	15,000	16,596
5.500%, 3/16/47	2,000	2,638

		7,134,867

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	10,388
NBCUniversal Media LLC
4.375%, 4/1/21	54,000	55,904
6.400%, 4/30/40	2,000	2,816
5.950%, 4/1/41	70,000	96,019
4.450%, 1/15/43	98,000	112,738
TWDC Enterprises 18 Corp.
2.750%, 8/16/21	27,000	27,394
2.350%, 12/1/22	45,000	45,669
3.150%, 9/17/25	75,000	79,322
Viacom, Inc.
4.250%, 9/1/23	62,000	66,097
6.875%, 4/30/36	50,000	65,713
Walt Disney Co. (The)
4.500%, 2/15/21§	41,000	42,443
3.000%, 9/15/22§	36,000	37,063
6.200%, 12/15/34§	11,000	15,512
6.400%, 12/15/35§	50,000	71,766
6.650%, 11/15/37§	23,000	34,501
4.750%, 9/15/44§	10,000	12,924
Warner Media LLC
7.625%, 4/15/31	25,000	33,990

		810,259

Interactive Media & Services (0.0%)
Alphabet, Inc.
3.625%, 5/19/21	36,000	37,041
Baidu, Inc.
2.875%, 7/6/22	200,000	200,886

		237,927

Media (0.8%)
Altice Financing SA
6.625%, 2/15/23§	800,000	820,000
Altice Finco SA
7.625%, 2/15/25§	200,000	207,250
Altice Luxembourg SA
7.625%, 2/15/25§	300,000	311,715
CBS Corp.
2.900%, 6/1/23	50,000	50,766
3.700%, 8/15/24	62,000	65,067
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	75,669
4.500%, 2/1/24	106,000	113,562
4.908%, 7/23/25	1,191,000	1,302,763
4.200%, 3/15/28	46,000	48,110
5.050%, 3/30/29	15,000	16,729
6.384%, 10/23/35	145,000	176,045
6.484%, 10/23/45	247,000	300,179
5.375%, 5/1/47	19,000	20,659
Comcast Corp.
3.300%, 10/1/20	253,000	256,348
3.450%, 10/1/21	40,000	41,142
3.125%, 7/15/22	45,000	46,380
2.750%, 3/1/23	100,000	102,323
3.000%, 2/1/24	15,000	15,546
3.700%, 4/15/24	55,000	58,562
3.150%, 3/1/26	195,000	203,736
2.350%, 1/15/27	15,000	14,853
3.150%, 2/15/28	36,000	37,467
4.150%, 10/15/28	83,000	92,944
4.250%, 1/15/33	24,000	27,394
4.200%, 8/15/34	15,000	17,021
4.400%, 8/15/35	38,000	44,206
6.500%, 11/15/35	130,000	180,878
3.200%, 7/15/36	143,000	145,609
4.600%, 10/15/38	25,000	30,000
4.650%, 7/15/42	3,000	3,575
4.500%, 1/15/43	4,000	4,647
4.600%, 8/15/45	7,000	8,357
3.400%, 7/15/46	70,000	70,613
3.969%, 11/1/47	11,000	12,069
4.700%, 10/15/48	23,000	28,064
3.999%, 11/1/49	6,000	6,626
Cox Communications, Inc.
3.250%, 12/15/22§	5,000	5,126
3.150%, 8/15/24§	329,000	337,814
3.350%, 9/15/26§	16,000	16,520
Discovery Communications LLC
2.950%, 3/20/23	75,000	76,010
3.800%, 3/13/24	50,000	52,132
3.900%, 11/15/24	50,000	52,083
5.000%, 9/20/37	25,000	26,795
5.200%, 9/20/47	50,000	54,249
Fox Corp.
4.030%, 1/25/24§	30,000	31,985
4.709%, 1/25/29§	100,000	114,185
5.476%, 1/25/39§	2,000	2,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Historic TW, Inc.
6.625%, 5/15/29	$20,000	$25,169
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	16,805
TCI Communications, Inc.
7.875%, 2/15/26	62,000	80,678
Time Warner Cable LLC
5.000%, 2/1/20	1,078,000	1,081,482
4.125%, 2/15/21	70,000	70,907
4.000%, 9/1/21	45,000	45,900
5.500%, 9/1/41	41,000	44,079
4.500%, 9/15/42	7,000	6,851
WPP Finance 2010
3.625%, 9/7/22	27,000	27,831

		7,125,934

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	53,522
Sprint Communications, Inc.
7.000%, 8/15/20	500,000	516,105
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§	549,000	551,745
Vodafone Group plc
3.750%, 1/16/24	581,000	611,210
4.125%, 5/30/25	62,000	66,863
4.375%, 5/30/28	9,000	9,936
4.375%, 2/19/43	34,000	35,033
5.250%, 5/30/48	113,000	130,583
5.125%, 6/19/59	2,000	2,271

		1,977,268

Total Communication Services		17,286,255

Consumer Discretionary (1.2%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	40,000	42,294
Aptiv plc
5.400%, 3/15/49	10,000	11,389
Lear Corp.
5.250%, 1/15/25	25,000	25,837
5.250%, 5/15/49	10,000	10,208

		89,728

Automobiles (0.7%)
BMW US Capital LLC
2.800%, 4/11/26§	39,000	39,357
Daimler Finance North America LLC
2.250%, 3/2/20§	250,000	250,119
3.100%, 5/4/20§	150,000	150,730
2.200%, 5/5/20§	320,000	319,884
2.300%, 2/12/21§	185,000	184,870
3.350%, 5/4/21§	150,000	152,227
3.400%, 2/22/22§	600,000	612,851
2.550%, 8/15/22§	700,000	702,648
General Motors Co.
5.000%, 4/1/35	64,000	64,206
6.600%, 4/1/36	30,000	34,469
6.250%, 10/2/43	10,000	10,880
Hyundai Capital America
2.550%, 4/3/20§	441,000	441,965
3.950%, 2/1/22§	100,000	102,689
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	500,000	500,031
(ICE LIBOR USD 3 Month + 0.77%), 2.946%, 11/13/20(k)§	500,000	501,970
3.875%, 11/13/20§	500,000	508,126
(ICE LIBOR USD 3 Month + 0.94%), 3.121%, 11/12/21(k)§	500,000	502,776
4.000%, 11/12/21§	500,000	516,091

		5,595,889

Diversified Consumer Services (0.0%)
American University (The)
Series 2019
3.672%, 4/1/49	90,000	99,166
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	129,761

		228,927

Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
3.200%, 8/8/24	100,000	101,708
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,946
Series X
4.000%, 4/15/28	25,000	26,948
McDonald’s Corp.
2.750%, 12/9/20	20,000	20,167
3.350%, 4/1/23	15,000	15,670
3.700%, 1/30/26	145,000	155,177
2.625%, 9/1/29	40,000	39,873
6.300%, 3/1/38	21,000	28,584
3.700%, 2/15/42	11,000	11,270
3.625%, 5/1/43	5,000	5,020
4.875%, 12/9/45	20,000	24,146
4.450%, 3/1/47	20,000	22,794
4.450%, 9/1/48	40,000	45,999
3.625%, 9/1/49	170,000	172,415
Sands China Ltd.
5.400%, 8/8/28	200,000	225,380
Starbucks Corp.
2.200%, 11/22/20	25,000	25,038
2.450%, 6/15/26	50,000	50,299
3.550%, 8/15/29	100,000	107,753

		1,124,187

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	421,020
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	25,189
Lennar Corp.
4.125%, 1/15/22	180,000	184,725
NVR, Inc.
3.950%, 9/15/22	27,000	28,268
Toll Brothers Finance Corp.
5.875%, 2/15/22	170,000	180,838
Whirlpool Corp.
4.000%, 3/1/24	30,000	31,773

		871,813

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	207,318
Amazon.com, Inc.
2.400%, 2/22/23	100,000	101,692
3.800%, 12/5/24	50,000	54,338
5.200%, 12/3/25	100,000	117,955
3.150%, 8/22/27	50,000	53,122
3.875%, 8/22/37	102,000	116,666
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	51,067
eBay, Inc.
3.250%, 10/15/20	36,000	36,352
2.600%, 7/15/22	45,000	45,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Expedia Group, Inc.
3.250%, 2/15/30§	$170,000	$169,470
QVC, Inc.
4.375%, 3/15/23	36,000	37,262

		990,680

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	15,315

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	81,762
3.875%, 4/15/27	16,000	17,136
4.125%, 5/1/28	2,000	2,186
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	105,877
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	51,383
Target Corp.
2.900%, 1/15/22	27,000	27,712
3.375%, 4/15/29	100,000	107,246

		393,302

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	25,392
AutoZone, Inc.
4.000%, 11/15/20	45,000	45,665
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	46,406
2.625%, 6/1/22	100,000	102,215
2.125%, 9/15/26	65,000	64,513
2.800%, 9/14/27	19,000	19,757
3.900%, 12/6/28	28,000	31,367
2.950%, 6/15/29	57,000	59,820
5.875%, 12/16/36	44,000	60,542
5.400%, 9/15/40	15,000	20,010
4.200%, 4/1/43	10,000	11,679
4.250%, 4/1/46	20,000	23,773
3.900%, 6/15/47	5,000	5,699
3.500%, 9/15/56	31,000	32,850
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	99,661
4.375%, 9/15/45	80,000	87,780
3.700%, 4/15/46	5,000	5,019
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	55,684

		797,832

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	36,521

Total Consumer Discretionary		10,144,194

Consumer Staples (1.8%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	434,000	499,918
4.900%, 2/1/46	73,000	86,339
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	270,000	280,609
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	250,000	272,499
4.000%, 4/13/28	3,000	3,301
4.750%, 1/23/29	613,000	710,694
4.900%, 1/23/31	23,000	27,444
4.600%, 4/15/48	5,000	5,763
5.550%, 1/23/49	5,000	6,537
Bacardi Ltd.
4.450%, 5/15/25§	500,000	534,789
Coca-Cola Co. (The)
1.875%, 10/27/20	150,000	150,012
3.150%, 11/15/20	45,000	45,617
2.200%, 5/25/22	40,000	40,323
3.200%, 11/1/23(x)	62,000	65,208
2.875%, 10/27/25	21,000	21,950
2.250%, 9/1/26	20,000	19,999
2.900%, 5/25/27	50,000	52,434
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	499,378
3.750%, 5/1/21	10,000	10,231
2.650%, 11/7/22	100,000	101,087
4.250%, 5/1/23	25,000	26,648
Diageo Capital plc
2.375%, 10/24/29	200,000	198,756
Keurig Dr Pepper, Inc.
3.551%, 5/25/21	500,000	510,411
4.057%, 5/25/23	200,000	211,500
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	101,003
4.200%, 7/15/46	15,000	15,146
PepsiCo, Inc.
1.700%, 10/6/21	125,000	124,525
2.750%, 3/1/23	62,000	63,751
2.750%, 4/30/25	75,000	77,747
3.000%, 10/15/27	100,000	105,778
4.450%, 4/14/46	26,000	32,101
3.450%, 10/6/46	41,000	43,818
4.000%, 5/2/47	38,000	44,387
Pernod Ricard SA
4.250%, 7/15/22§	600,000	630,768

		5,620,471

Food & Staples Retailing (0.2%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§	225,000	233,957
Costco Wholesale Corp.
2.300%, 5/18/22	50,000	50,540
Kroger Co. (The)
2.800%, 8/1/22	25,000	25,420
2.650%, 10/15/26	50,000	49,322
4.500%, 1/15/29	25,000	27,956
Sysco Corp.
2.600%, 10/1/20	50,000	50,216
3.250%, 7/15/27	50,000	52,395
Walgreen Co.
3.100%, 9/15/22	36,000	36,866
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	52,702
3.450%, 6/1/26	448,000	461,780
4.800%, 11/18/44	6,000	6,312
Walmart, Inc.
1.900%, 12/15/20	75,000	75,031
3.125%, 6/23/21	25,000	25,532
2.550%, 4/11/23	54,000	55,115
3.400%, 6/26/23	25,000	26,363
3.300%, 4/22/24	37,000	39,128
2.650%, 12/15/24	50,000	51,471
3.550%, 6/26/25	69,000	74,497
3.050%, 7/8/26	40,000	42,330
3.700%, 6/26/28	75,000	82,952
3.250%, 7/8/29	92,000	99,594
2.375%, 9/24/29	25,000	25,188
5.250%, 9/1/35	5,000	6,640
3.950%, 6/28/38	70,000	81,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/11/43	$40,000	$46,420

		1,779,277

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	50,482
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	52,472
Campbell Soup Co.
3.300%, 3/15/21	600,000	608,171
3.650%, 3/15/23	50,000	51,972
4.150%, 3/15/28	25,000	26,920
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	29,894
4.850%, 11/1/28	25,000	28,234
Danone SA
2.589%, 11/2/23§	600,000	607,729
General Mills, Inc.
2.600%, 10/12/22	25,000	25,266
3.700%, 10/17/23	20,000	20,997
4.200%, 4/17/28	15,000	16,701
Hershey Co. (The)
3.375%, 5/15/23	25,000	26,131
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	36,945
Kellogg Co.
4.000%, 12/15/20	5,000	5,102
2.650%, 12/1/23	42,000	42,520
Kraft Heinz Foods Co.
3.950%, 7/15/25	100,000	104,310
Mondelez International, Inc.
3.625%, 2/13/26	100,000	106,819
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	96,136
3.550%, 6/2/27	70,000	74,220
4.550%, 6/2/47	8,000	8,933
5.100%, 9/28/48	13,000	15,697
Unilever Capital Corp.
3.000%, 3/7/22	100,000	102,363
2.900%, 5/5/27	100,000	104,630

		2,242,644

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	26,617
3.100%, 10/1/27	18,000	18,804
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	65,574
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	11,354
3.200%, 4/25/29	50,000	53,495
Procter & Gamble Co. (The)
1.700%, 11/3/21	125,000	124,874

		300,718

Tobacco (0.6%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	46,733
2.850%, 8/9/22	45,000	45,503
3.800%, 2/14/24	110,000	114,868
4.400%, 2/14/26	161,000	172,086
4.800%, 2/14/29	137,000	149,745
5.800%, 2/14/39	4,000	4,616
4.500%, 5/2/43	10,000	9,956
5.375%, 1/31/44	134,000	148,662
6.200%, 2/14/59	25,000	29,216
BAT Capital Corp.
2.764%, 8/15/22	350,000	352,833
3.222%, 8/15/24	50,000	50,546
3.215%, 9/6/26	40,000	39,497
3.557%, 8/15/27	615,000	618,850
BAT International Finance plc
3.250%, 6/7/22§	400,000	408,206
3.500%, 6/15/22§	400,000	410,784
3.950%, 6/15/25§	195,000	202,600
Imperial Brands Finance plc
2.950%, 7/21/20§	400,000	401,648
3.125%, 7/26/24§	500,000	500,764
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	15,157
2.625%, 3/6/23	36,000	36,476
2.875%, 5/1/24	88,000	90,021
3.250%, 11/10/24	150,000	156,058
4.500%, 3/20/42	13,000	14,471
3.875%, 8/21/42	2,000	2,049
Reynolds American, Inc.
6.875%, 5/1/20	500,000	512,920
4.450%, 6/12/25	535,000	570,231
5.850%, 8/15/45	70,000	77,163

		5,181,659

Total Consumer Staples		15,124,769

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	102,436
Halliburton Co.
3.500%, 8/1/23	50,000	52,058
3.800%, 11/15/25	328,000	347,729
7.450%, 9/15/39	2,000	2,848
4.750%, 8/1/43	2,000	2,149
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)	69,558	68,710
7.350%, 12/1/26 PIK§	446	263
7.350%, 12/1/26 PIK(m)	178,016	104,464
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	117,601	115,616
7.720%, 12/1/26 PIK§	501,237	128,021
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§	163,662	818
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	50,000	50,298

		975,410

Oil, Gas & Consumable Fuels (2.1%)
Antero Resources Corp.
5.375%, 11/1/21	180,000	173,700
Apache Corp.
3.250%, 4/15/22	11,000	11,201
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	21,276
BP Capital Markets America, Inc.
4.500%, 10/1/20	91,000	93,140
3.245%, 5/6/22	54,000	55,587
3.790%, 2/6/24	30,000	31,952
3.224%, 4/14/24	60,000	62,201
3.796%, 9/21/25	74,000	79,970
3.119%, 5/4/26	75,000	78,055
3.588%, 4/14/27	100,000	107,250
3.937%, 9/21/28	4,000	4,430
BP Capital Markets plc
2.500%, 11/6/22	27,000	27,285
3.814%, 2/10/24	110,000	117,169
3.279%, 9/19/27	50,000	52,686
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,582
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	50,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Cenovus Energy, Inc.
3.000%, 8/15/22	$15,000	$15,039
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	180,000	206,874
Chevron Corp.
2.100%, 5/16/21	56,000	56,212
2.355%, 12/5/22	27,000	27,372
3.191%, 6/24/23	75,000	78,331
2.895%, 3/3/24	180,000	187,057
2.954%, 5/16/26	50,000	52,223
Cimarex Energy Co.
4.375%, 6/1/24	39,000	41,004
3.900%, 5/15/27	102,000	103,795
4.375%, 3/15/29	100,000	104,812
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	130,200
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	208,875
Concho Resources, Inc.
4.375%, 1/15/25	50,000	51,982
3.750%, 10/1/27	50,000	51,964
Continental Resources, Inc.
5.000%, 9/15/22	19,000	19,126
4.500%, 4/15/23	25,000	25,884
3.800%, 6/1/24	53,000	53,915
4.375%, 1/15/28	20,000	20,610
Devon Energy Corp.
5.850%, 12/15/25	85,000	101,006
Diamondback Energy, Inc.
4.750%, 11/1/24	26,000	26,585
Ecopetrol SA
5.875%, 9/18/23	75,000	83,513
Enbridge, Inc.
2.900%, 7/15/22	30,000	30,510
3.700%, 7/15/27	175,000	185,225
4.500%, 6/10/44	60,000	65,270
5.500%, 12/1/46	70,000	88,067
(ICE LIBOR USD 3 Month + 3.42%), 5.500%, 7/15/77(k)	335,000	337,519
Encana Corp.
3.900%, 11/15/21	50,000	50,999
Energen Corp.
4.625%, 9/1/21	50,000	51,125
Energy Transfer Operating LP
5.200%, 2/1/22	54,000	56,972
5.875%, 1/15/24	100,000	110,855
4.050%, 3/15/25	100,000	104,228
Enterprise Products Operating LLC
2.550%, 10/15/19	300,000	300,005
2.850%, 4/15/21	30,000	30,365
3.350%, 3/15/23	64,000	66,344
3.750%, 2/15/25	20,000	21,327
3.700%, 2/15/26	100,000	106,533
3.125%, 7/31/29	14,000	14,333
5.950%, 2/1/41	40,000	50,717
4.450%, 2/15/43	142,000	155,509
4.850%, 3/15/44	3,000	3,472
5.100%, 2/15/45	63,000	74,427
EOG Resources, Inc.
4.100%, 2/1/21	45,000	46,194
4.150%, 1/15/26	28,000	30,956
3.900%, 4/1/35	10,000	11,109
EQM Midstream Partners LP
4.750%, 7/15/23	25,000	24,984
EQT Corp.
3.900%, 10/1/27	50,000	43,344
Equinor ASA
2.900%, 11/8/20	60,000	60,572
3.625%, 9/10/28	100,000	110,662
Exxon Mobil Corp.
2.222%, 3/1/21	20,000	20,041
2.397%, 3/6/22	120,000	121,726
1.902%, 8/16/22	12,000	12,055
2.019%, 8/16/24	50,000	50,203
2.709%, 3/6/25	118,000	121,937
3.043%, 3/1/26	50,000	52,371
2.275%, 8/16/26	333,000	335,542
3.095%, 8/16/49	97,000	97,401
Florida Gas Transmission Co. LLC
5.450%, 7/15/20§	500,000	511,477
Hess Corp.
6.000%, 1/15/40	40,000	45,400
Husky Energy, Inc.
4.000%, 4/15/24	100,000	104,728
Kinder Morgan Energy Partners LP
5.000%, 10/1/21	45,000	47,093
3.950%, 9/1/22	45,000	46,991
4.250%, 9/1/24	75,000	80,563
Kinder Morgan, Inc.
3.050%, 12/1/19	100,000	100,111
5.000%, 2/15/21§	80,000	82,269
3.150%, 1/15/23	339,000	346,843
4.300%, 3/1/28	208,000	225,439
5.550%, 6/1/45	80,000	93,665
5.050%, 2/15/46	116,000	128,530
Marathon Oil Corp.
2.800%, 11/1/22	36,000	36,174
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	28,030
3.625%, 9/15/24	45,000	47,066
5.125%, 12/15/26	100,000	112,328
3.800%, 4/1/28	15,000	15,603
5.850%, 12/15/45	25,000	28,100
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	600,000	614,850
MPLX LP
3.500%, 12/1/22§	25,000	25,699
4.000%, 2/15/25	100,000	105,558
NGPL PipeCo LLC
4.375%, 8/15/22§	57,000	59,050
Noble Energy, Inc.
4.150%, 12/15/21	45,000	46,348
Northwest Pipeline LLC
4.000%, 4/1/27	330,000	347,586
Occidental Petroleum Corp.
2.600%, 8/13/21	101,000	101,563
2.600%, 4/15/22	10,000	10,041
2.700%, 8/15/22	206,000	207,288
2.700%, 2/15/23	45,000	45,213
6.950%, 7/1/24	300,000	351,359
2.900%, 8/15/24	45,000	45,339
5.550%, 3/15/26	50,000	56,489
3.400%, 4/15/26	100,000	101,944
3.200%, 8/15/26	600,000	603,349
3.500%, 8/15/29	185,000	187,609
6.450%, 9/15/36	66,000	81,416
(Zero Coupon), 10/10/36	64,000	31,608
4.625%, 6/15/45	25,000	25,587
4.400%, 4/15/46	55,000	56,128
Series 1
4.100%, 2/1/21	54,000	54,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
ONEOK Partners LP
3.375%, 10/1/22		$36,000	$36,931
ONEOK, Inc.
4.350%, 3/15/29		50,000	53,496
Petrobras Global Finance BV
6.125%, 1/17/22		204,000	218,420
Petroleos Mexicanos
6.375%, 2/4/21		34,000	35,488
(ICE LIBOR USD 3 Month + 3.65%), 5.788%, 3/11/22(k)		16,000	16,638
6.875%, 8/4/26		66,000	70,950
6.490%, 1/23/27(x)§		50,000	52,125
6.500%, 3/13/27		612,000	635,772
5.350%, 2/12/28		79,000	75,593
7.690%, 1/23/50(x)§		70,000	72,805
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.732%, 2/26/21(k)		600,000	600,741
4.300%, 4/1/22		73,000	76,898
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	25,774
Pioneer Natural Resources Co.
3.950%, 7/15/22		36,000	37,576
Plains All American Pipeline LP
5.000%, 2/1/21		36,000	37,006
4.500%, 12/15/26		50,000	52,989
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		238,460	263,498
Rockies Express Pipeline LLC
4.950%, 7/15/29§		188,000	187,112
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		75,000	77,620
6.250%, 3/15/22		345,000	371,699
5.750%, 5/15/24		435,000	483,409
5.625%, 3/1/25		573,000	643,277
5.875%, 6/30/26		269,000	307,706
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	54,756
Suncor Energy, Inc.
3.600%, 12/1/24		82,000	86,519
6.800%, 5/15/38		28,000	39,416
4.000%, 11/15/47		10,000	10,759
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	101,596
Total Capital International SA
2.875%, 2/17/22		45,000	46,012
3.750%, 4/10/24		75,000	80,267
2.434%, 1/10/25		30,000	30,391
3.455%, 2/19/29		100,000	108,161
Total Capital SA
4.125%, 1/28/21		36,000	36,995
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	32,249
4.250%, 5/15/28		201,000	222,670
6.200%, 10/15/37		115,000	148,775
6.100%, 6/1/40		134,000	172,198
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		182,000	232,358
4.000%, 3/15/28		182,000	194,026
4.600%, 3/15/48		38,000	41,647
Valero Energy Corp.
3.650%, 3/15/25		32,000	33,703
3.400%, 9/15/26		85,000	86,759
4.000%, 4/1/29		65,000	68,975
Western Midstream Operating LP
4.650%, 7/1/26		25,000	24,560
4.750%, 8/15/28		15,000	14,719
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	10,379
4.500%, 11/15/23		50,000	53,687
4.300%, 3/4/24		50,000	53,120
4.550%, 6/24/24		77,000	82,613
3.750%, 6/15/27		66,000	68,018
5.400%, 3/4/44		12,000	13,590
5.750%, 6/24/44		40,000	47,144
Series A
7.500%, 1/15/31		45,000	58,733

			17,620,017

Total Energy			18,595,427

Financials (12.1%)
Banks (7.7%)
ABN AMRO Bank NV
2.650%, 1/19/21§		235,000	236,246
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21		250,000	254,863
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	186,381
Banco Santander SA
3.125%, 2/23/23		$200,000	203,176
3.306%, 6/27/29		200,000	206,656
Bank of America Corp.
2.625%, 4/19/21		50,000	50,400
5.000%, 5/13/21		2,000	2,091
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21(k)		14,000	14,021
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		320,000	320,415
(ICE LIBOR USD 3 Month + 0.65%), 2.969%, 10/1/21(k)		600,000	601,799
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		220,000	221,339
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)		159,000	162,195
3.300%, 1/11/23		127,000	131,183
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		300,000	304,477
(ICE LIBOR USD 3 Month + 1.00%), 3.283%, 4/24/23(k)		400,000	402,933
(ICE LIBOR USD 3 Month + 0.93%), 2.816%, 7/21/23(k)		10,000	10,138
4.100%, 7/24/23		500,000	533,611
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		2,148,000	2,193,718
4.125%, 1/22/24		62,000	66,724
(ICE LIBOR USD 3 Month + 0.79%), 2.917%, 3/5/24(k)		300,000	300,268
4.000%, 4/1/24		50,000	53,595
4.200%, 8/26/24		40,000	42,848
4.000%, 1/22/25		85,000	90,154
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		382,000	398,342
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)		18,000	18,726
4.450%, 3/3/26		200,000	217,886
3.500%, 4/19/26		228,000	241,325
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		148,000	158,778
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		480,000	512,679
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)		31,000	32,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		$613,000	$638,684
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)		164,000	177,353
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		67,000	74,425
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)		17,000	18,576
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)		35,000	35,998
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		100,000	107,875
Series L
3.950%, 4/21/25		100,000	105,923
4.183%, 11/25/27		5,000	5,363
Bank of Montreal
3.100%, 7/13/20		2,000	2,018
1.900%, 8/27/21		3,000	2,996
2.900%, 3/26/22		74,000	75,370
2.350%, 9/11/22		100,000	101,017
2.550%, 11/6/22		27,000	27,399
2.500%, 6/28/24		20,000	20,186
Series D
3.100%, 4/13/21		18,000	18,314
Series E
3.300%, 2/5/24		55,000	57,271
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22(k)(y)		25,000	24,750
3.400%, 2/11/24		100,000	104,477
4.500%, 12/16/25		100,000	108,373
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.238%, 7/20/23(k)§		600,000	604,008
Barclays Bank plc
5.140%, 10/14/20		182,000	186,204
7.625%, 11/21/22		900,000	987,750
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.291%, 8/10/21(k)		900,000	917,574
3.684%, 1/10/23		200,000	202,133
(ICE LIBOR USD 3 Month + 1.63%), 3.963%, 1/10/23(k)		600,000	601,440
3.250%, 2/12/27(m)	GBP	500,000	639,882
BB&T Corp.
2.750%, 4/1/22		$200,000	203,076
3.750%, 12/6/23		25,000	26,416
2.850%, 10/26/24		25,000	25,594
BNP Paribas SA
5.000%, 1/15/21		91,000	94,360
(USD Swap Semi 5 Year + 6.31%), 7.625%, 3/30/21(k)(y)§		200,000	210,750
3.500%, 3/1/23§		310,000	319,753
3.250%, 3/3/23		45,000	46,797
3.800%, 1/10/24§		200,000	209,226
(USD Swap Semi 5 Year + 5.15%), 7.375%, 8/19/25(k)(y)§		200,000	223,875
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	103,117
Capital One NA
2.950%, 7/23/21		250,000	253,222
Citibank NA
3.050%, 5/1/20		700,000	703,519
2.850%, 2/12/21		300,000	303,272
3.400%, 7/23/21		250,000	256,069
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)		600,000	606,044
3.650%, 1/23/24		368,000	389,966
Citigroup, Inc.
2.650%, 10/26/20		125,000	125,760
2.750%, 4/25/22		750,000	759,754
(ICE LIBOR USD 3 Month + 0.96%), 3.236%, 4/25/22(k)(x)		700,000	707,418
2.700%, 10/27/22		50,000	50,715
3.375%, 3/1/23		50,000	51,768
3.875%, 10/25/23		75,000	79,446
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)		10,000	10,569
3.750%, 6/16/24		75,000	79,162
4.000%, 8/5/24		50,000	52,928
4.400%, 6/10/25		181,000	195,083
5.500%, 9/13/25		1,000	1,131
3.400%, 5/1/26		100,000	104,636
3.200%, 10/21/26		41,000	42,228
4.450%, 9/29/27		82,000	89,418
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		346,000	370,559
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		225,000	238,072
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		250,000	272,847
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		150,000	163,076
8.125%, 7/15/39		3,000	4,879
Citizens Bank NA
2.250%, 3/2/20		295,000	295,016
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,989
2.850%, 7/27/26		100,000	100,721
Comerica, Inc.
4.000%, 2/1/29		50,000	55,095
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.697%, 4/26/21(k)		400,000	401,376
3.875%, 2/8/22		91,000	94,613
2.750%, 1/10/23		250,000	254,371
Credit Agricole SA
3.750%, 4/24/23§		500,000	522,031
(USD Swap Semi 5 Year + 6.19%), 8.125%, 12/23/25(k)(y)§		200,000	235,740
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		500,000	519,060
3.800%, 6/9/23		250,000	261,117
3.750%, 3/26/25		1,250,000	1,310,106
4.550%, 4/17/26		250,000	274,157
Danske Bank A/S
5.000%, 1/12/22§		200,000	210,272
5.375%, 1/12/24§		700,000	767,856
Discover Bank
4.200%, 8/8/23		500,000	532,165
Fifth Third Bancorp
3.650%, 1/25/24		30,000	31,634
Fifth Third Bank
2.250%, 6/14/21		100,000	100,173
HSBC Holdings plc
4.000%, 3/30/22		91,000	94,844
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	203,558
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)		220,000	228,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
4.300%, 3/8/26		$200,000	$216,291
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		200,000	214,217
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	212,110
Huntington Bancshares, Inc.
7.000%, 12/15/20		9,000	9,509
3.150%, 3/14/21		100,000	101,319
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	252,813
ING Groep NV
3.550%, 4/9/24		200,000	208,803
4.625%, 1/6/26§		200,000	221,224
JPMorgan Chase & Co.
2.550%, 3/1/21		107,000	107,663
4.625%, 5/10/21		340,000	353,378
4.350%, 8/15/21		10,000	10,397
(ICE LIBOR USD 3 Month + 0.61%), 2.755%, 6/18/22(k)		600,000	601,521
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		808,000	825,563
3.250%, 9/23/22		64,000	66,145
2.972%, 1/15/23		390,000	396,578
3.200%, 1/25/23		54,000	55,744
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		485,000	496,419
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		73,000	73,910
2.700%, 5/18/23		124,000	126,149
3.875%, 2/1/24		100,000	106,582
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)		10,000	10,428
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		364,000	383,630
3.875%, 9/10/24		70,000	74,479
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)		207,000	220,706
3.125%, 1/23/25		15,000	15,530
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		55,000	56,948
3.900%, 7/15/25		102,000	109,813
(SOFR + 1.16%), 2.301%, 10/15/25(k)		60,000	59,764
2.950%, 10/1/26		100,000	102,266
4.125%, 12/15/26		127,000	138,190
4.250%, 10/1/27		9,000	9,909
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		445,000	475,801
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		629,000	659,565
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)		17,000	17,922
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)		13,000	14,197
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)		49,000	54,183
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)		105,000	112,438
(SOFR + 1.51%), 2.739%, 10/15/30(k)		150,000	148,916
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38(k)		40,000	43,732
KeyBank NA
3.300%, 2/1/22		250,000	256,589
2.300%, 9/14/22		300,000	301,305
KeyCorp
4.150%, 10/29/25		43,000	46,950
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,563
2.125%, 10/1/24		200,000	199,909
Kreditanstalt fuer Wiederaufbau
2.750%, 10/1/20(x)		100,000	100,852
1.875%, 12/15/20		50,000	50,018
2.375%, 3/24/21		295,000	297,477
1.500%, 6/15/21		100,000	99,575
1.750%, 9/15/21		50,000	50,039
2.000%, 11/30/21		150,000	151,000
2.625%, 1/25/22		91,000	92,952
2.500%, 2/15/22		100,000	101,916
2.125%, 6/15/22		100,000	101,245
2.375%, 12/29/22		135,000	138,148
2.125%, 1/17/23		118,000	119,853
2.500%, 11/20/24		125,000	129,860
2.875%, 4/3/28		90,000	98,344
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	76,127
1.750%, 7/27/26		75,000	75,400
Series 37
2.500%, 11/15/27		50,000	52,584
Lloyds Bank plc
3.300%, 5/7/21		200,000	203,480
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	522,742
4.500%, 11/4/24		200,000	208,656
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.408%, 3/7/25(k)	AUD	700,000	461,639
4.000%, 3/7/25		800,000	578,432
4.450%, 5/8/25		$500,000	537,638
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250,000	252,049
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	201,921
3.535%, 7/26/21		65,000	66,467
2.998%, 2/22/22		72,000	73,143
2.665%, 7/25/22		50,000	50,423
(ICE LIBOR USD 3 Month + 0.74%), 2.878%, 3/2/23(k)		500,000	500,561
3.455%, 3/2/23		1,075,000	1,113,702
3.761%, 7/26/23		120,000	126,015
2.801%, 7/18/24		200,000	203,318
3.741%, 3/7/29		100,000	108,136
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	201,082
2.953%, 2/28/22		435,000	440,892
3.549%, 3/5/23		500,000	518,692
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)		325,000	323,900
3.663%, 2/28/27(x)		200,000	213,119
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,380
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	249,218
3.625%, 6/20/23		500,000	525,814
Nordea Bank Abp
2.125%, 5/29/20§		205,000	205,040
Oesterreichische Kontrollbank AG
1.500%, 10/21/20		75,000	74,708
2.875%, 9/7/21		25,000	25,535
3.125%, 11/7/23		50,000	52,733
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.574%, 5/17/21(k)§		500,000	500,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Bank NA
2.625%, 2/17/22	$125,000	$126,671
4.050%, 7/26/28	250,000	275,798
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	75,000	80,014
Regions Financial Corp.
3.200%, 2/8/21	50,000	50,577
Royal Bank of Canada
2.350%, 10/30/20	100,000	100,380
2.800%, 4/29/22	25,000	25,409
2.550%, 7/16/24	25,000	25,291
4.650%, 1/27/26	75,000	82,640
Royal Bank of Scotland Group plc
6.125%, 12/15/22	45,000	48,610
6.100%, 6/10/23	20,000	21,798
3.875%, 9/12/23	700,000	722,262
6.000%, 12/19/23	40,000	43,802
5.125%, 5/28/24	40,000	42,627
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	51,170
4.500%, 7/17/25	50,000	53,546
Santander UK Group Holdings plc
2.875%, 10/16/20	150,000	150,549
2.875%, 8/5/21	500,000	502,944
Santander UK plc
5.000%, 11/7/23§	240,000	254,753
4.000%, 3/13/24	50,000	53,107
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	532,614
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.554%, 5/17/21(k)§	500,000	501,746
3.250%, 5/17/21§	500,000	508,769
Societe Generale SA
4.250%, 9/14/23§	500,000	529,424
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.20%), 2.744%, 9/10/22(k)§	600,000	600,652
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§	765,000	790,417
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	100,000	100,844
2.784%, 7/12/22	185,000	187,554
2.778%, 10/18/22	25,000	25,361
2.448%, 9/27/24	700,000	698,976
3.784%, 3/9/26	100,000	106,815
3.364%, 7/12/27	100,000	104,938
3.352%, 10/18/27	100,000	105,045
3.202%, 9/17/29	50,000	50,543
SunTrust Bank
2.450%, 8/1/22	100,000	100,722
3.200%, 4/1/24	50,000	51,981
4.050%, 11/3/25	20,000	21,858
Svenska Handelsbanken AB
3.350%, 5/24/21	500,000	509,776
3.900%, 11/20/23	250,000	266,634
Toronto-Dominion Bank (The)
2.500%, 12/14/20	100,000	100,623
3.500%, 7/19/23	55,000	57,879
3.250%, 3/11/24	100,000	104,531
2.650%, 6/12/24	8,000	8,153
UBS Group Funding Switzerland AG
2.950%, 9/24/20§	225,000	226,924
2.650%, 2/1/22§	400,000	403,206
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23(k)§	360,000	363,072
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24(k)(y)§	200,000	212,400
4.125%, 9/24/25§	220,000	237,102
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,160,494
US Bancorp
2.950%, 7/15/22	103,000	105,289
3.700%, 1/30/24	75,000	80,050
2.400%, 7/30/24	100,000	101,364
Series V
2.375%, 7/22/26	150,000	151,317
Series X
3.150%, 4/27/27	2,000	2,118
US Bank NA
3.150%, 4/26/21	600,000	610,860
2.850%, 1/23/23	250,000	256,341
Wells Fargo & Co.
2.600%, 7/22/20	15,000	15,067
2.550%, 12/7/20	162,000	162,883
2.500%, 3/4/21	395,000	396,805
4.600%, 4/1/21	75,000	77,759
2.100%, 7/26/21	600,000	599,586
(ICE LIBOR USD 3 Month + 0.93%), 3.111%, 2/11/22(k)	400,000	403,122
3.500%, 3/8/22	93,000	95,915
2.625%, 7/22/22	342,000	345,874
3.750%, 1/24/24	312,000	329,350
3.300%, 9/9/24	6,000	6,257
3.000%, 2/19/25	100,000	102,783
3.550%, 9/29/25	108,000	114,141
3.000%, 4/22/26	582,000	597,454
3.000%, 10/23/26	111,000	113,743
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	11,000	11,349
4.300%, 7/22/27	100,000	109,733
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	111,000	117,311
4.150%, 1/24/29	29,000	32,165
Series M
3.450%, 2/13/23	54,000	55,729
Wells Fargo Bank NA
2.600%, 1/15/21	250,000	251,851
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21(k)	250,000	252,252
(ICE LIBOR USD 3 Month + 0.51%), 2.788%, 10/22/21(k)	400,000	401,316
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22(k)	600,000	606,679
3.550%, 8/14/23	600,000	629,412
Westpac Banking Corp.
2.100%, 5/13/21	50,000	50,034
2.800%, 1/11/22	100,000	101,601
2.500%, 6/28/22	50,000	50,582
3.300%, 2/26/24	100,000	104,559
2.700%, 8/19/26	75,000	76,855

		65,356,310

Capital Markets (1.9%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	53,279
Ares Capital Corp.
3.625%, 1/19/22	50,000	50,637
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	300,000	301,364
4.150%, 2/1/21	36,000	36,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 1/29/23	$4,000	$4,104
3.500%, 4/28/23	10,000	10,483
3.450%, 8/11/23	100,000	104,560
2.800%, 5/4/26	2,000	2,049
2.450%, 8/17/26	75,000	75,193
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28(k)	90,000	95,325
Series 0012
3.650%, 2/4/24	50,000	52,856
Series E
(ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20(k)(y)	75,000	75,750
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26(k)(y)	120,000	121,200
BlackRock, Inc.
3.500%, 3/18/24	50,000	53,375
3.250%, 4/30/29	15,000	16,075
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	52,068
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	594,221
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	50,915
3.850%, 5/21/25	50,000	53,991
3.200%, 3/2/27	45,000	47,306
CME Group, Inc.
3.000%, 3/15/25	75,000	78,421
3.750%, 6/15/28	18,000	20,070
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	600,000	606,474
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	631,566
Deutsche Bank AG
2.700%, 7/13/20	841,000	840,239
(ICE LIBOR USD 3 Month + 0.97%), 3.273%, 7/13/20(k)	400,000	398,385
3.150%, 1/22/21	100,000	99,800
4.250%, 10/14/21	775,000	786,635
3.300%, 11/16/22	700,000	693,322
3.950%, 2/27/23	400,000	405,524
E*TRADE Financial Corp.
4.500%, 6/20/28	25,000	27,245
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	250,075
(ICE LIBOR USD 3 Month + 1.16%), 3.419%, 4/23/20(k)	500,000	502,970
2.750%, 9/15/20	59,000	59,305
(ICE LIBOR USD 3 Month + 1.20%), 3.319%, 9/15/20(k)	500,000	503,832
2.600%, 12/27/20	100,000	100,144
5.250%, 7/27/21	134,000	141,222
2.350%, 11/15/21	239,000	239,247
5.750%, 1/24/22	82,000	88,357
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	475,000	480,237
3.200%, 2/23/23	500,000	513,738
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	155,000	157,137
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	205,000	207,617
4.000%, 3/3/24	92,000	97,841
3.500%, 1/23/25	100,000	104,423
3.750%, 5/22/25	105,000	111,102
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	103,111
3.750%, 2/25/26	31,000	32,757
(ICE LIBOR USD 3 Month + 1.17%), 3.328%, 5/15/26(k)	145,000	145,894
3.500%, 11/16/26	120,000	124,678
3.850%, 1/26/27	38,000	40,251
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	294,000	308,269
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29(k)	34,000	36,031
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	40,000	43,610
(ICE LIBOR USD 3 Month + 1.43%), 4.411%, 4/23/39(k)	80,000	89,946
Intercontinental Exchange, Inc.
2.750%, 12/1/20	102,000	102,774
4.000%, 10/15/23	2,000	2,135
3.750%, 12/1/25	179,000	192,990
3.100%, 9/15/27	4,000	4,174
3.750%, 9/21/28	120,000	131,732
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,326
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	17,500
Series 1
0.000%, 12/30/16(h)	10,200,000	29,325
Moody’s Corp.
3.250%, 6/7/21	25,000	25,441
2.750%, 12/15/21	27,000	27,322
4.875%, 2/15/24	3,000	3,315
Morgan Stanley
2.500%, 4/21/21	45,000	45,235
5.500%, 7/28/21	27,000	28,634
2.625%, 11/17/21	80,000	80,740
(ICE LIBOR USD 3 Month + 1.18%), 3.458%, 1/20/22(k)	600,000	605,813
3.125%, 1/23/23	202,000	207,068
3.750%, 2/25/23	54,000	56,457
4.100%, 5/22/23	27,000	28,406
3.700%, 10/23/24	220,000	232,840
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	15,170
4.000%, 7/23/25	80,000	86,268
3.875%, 1/27/26	65,000	69,686
3.125%, 7/27/26	625,000	645,172
6.250%, 8/9/26	100,000	121,199
3.625%, 1/20/27	194,000	204,908
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	279,000	294,172
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	411,000	439,068
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	150,000	168,011
Series F
3.875%, 4/29/24	75,000	79,654
Nasdaq, Inc.
3.850%, 6/30/26	100,000	107,118
Northern Trust Corp.
3.450%, 11/4/20	36,000	36,551
3.150%, 5/3/29	25,000	26,513
State Street Corp.
2.650%, 5/19/26	50,000	51,040
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	360,000	371,057
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	26,514
3.300%, 4/1/27	30,000	31,649
UBS AG
2.450%, 12/1/20§	400,000	401,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
7.625%, 8/17/22		$400,000	$450,785

			16,388,616

Consumer Finance (1.3%)
AerCap Ireland Capital DAC
3.500%, 5/26/22		150,000	153,917
4.125%, 7/3/23		150,000	157,137
Ally Financial, Inc.
8.000%, 3/15/20		804,000	820,273
American Express Co.
2.200%, 10/30/20		50,000	50,075
3.000%, 2/22/21		35,000	35,454
3.375%, 5/17/21		508,000	515,676
3.700%, 11/5/21		50,000	51,612
2.500%, 8/1/22		70,000	70,640
3.400%, 2/27/23		25,000	25,954
3.700%, 8/3/23		225,000	236,848
3.400%, 2/22/24		25,000	26,158
3.000%, 10/30/24		25,000	25,814
4.200%, 11/6/25		175,000	192,335
3.125%, 5/20/26		90,000	93,418
American Express Credit Corp.
2.250%, 5/5/21		44,000	44,117
2.700%, 3/3/22		2,000	2,031
3.300%, 5/3/27		65,000	69,204
American Honda Finance Corp.
3.550%, 1/12/24		25,000	26,406
2.150%, 9/10/24		175,000	174,240
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§		400,000	410,410
Capital One Financial Corp.
3.450%, 4/30/21		30,000	30,551
4.750%, 7/15/21		11,000	11,485
3.900%, 1/29/24		211,000	223,255
3.300%, 10/30/24		100,000	103,382
3.750%, 3/9/27		59,000	62,006
3.800%, 1/31/28		25,000	26,364
Caterpillar Financial Services Corp.
1.700%, 8/9/21		50,000	49,724
3.150%, 9/7/21		80,000	81,623
3.650%, 12/7/23		50,000	53,011
2.850%, 5/17/24		25,000	25,663
Discover Financial Services
5.200%, 4/27/22		27,000	28,932
3.950%, 11/6/24		75,000	79,359
4.100%, 2/9/27		67,000	71,342
Ford Motor Credit Co. LLC
2.459%, 3/27/20		600,000	599,286
2.425%, 6/12/20		400,000	398,600
(ICE LIBOR USD 3 Month + 0.93%), 3.065%, 9/24/20(k)		600,000	598,686
3.336%, 3/18/21		320,000	321,440
5.875%, 8/2/21		182,000	190,445
3.219%, 1/9/22		480,000	479,556
(ICE LIBOR USD 3 Month + 1.08%), 3.367%, 8/3/22(k)		600,000	585,654
5.584%, 3/18/24		400,000	423,768
4.389%, 1/8/26		200,000	198,830
General Motors Financial Co., Inc.
3.200%, 7/13/20		700,000	703,713
2.450%, 11/6/20		50,000	49,957
4.200%, 3/1/21		50,000	51,023
3.200%, 7/6/21		15,000	15,098
4.200%, 11/6/21		100,000	103,015
3.450%, 1/14/22		100,000	101,565
3.450%, 4/10/22		80,000	81,311
3.150%, 6/30/22		10,000	10,089
3.550%, 7/8/22		500,000	509,658
3.500%, 11/7/24		85,000	85,377
4.000%, 1/15/25		205,000	210,088
4.350%, 4/9/25		30,000	31,148
5.250%, 3/1/26		50,000	53,952
4.000%, 10/6/26		31,000	31,201
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		500,000	506,794
John Deere Capital Corp.
3.150%, 10/15/21		54,000	55,151
2.700%, 1/6/23		250,000	255,454
2.650%, 6/24/24		25,000	25,582
Navient Corp.
8.000%, 3/25/20		100,000	101,625
PACCAR Financial Corp.
2.050%, 11/13/20		25,000	25,014
2.650%, 5/10/22		25,000	25,329
Synchrony Financial
2.700%, 2/3/20		48,000	48,030
4.375%, 3/19/24		50,000	53,035
4.250%, 8/15/24		37,000	39,096
3.700%, 8/4/26		50,000	50,792
Toyota Motor Credit Corp.
1.900%, 4/8/21		100,000	100,013
2.750%, 5/17/21		50,000	50,656
3.400%, 9/15/21		54,000	55,536
3.200%, 1/11/27		100,000	106,147
3.050%, 1/11/28		80,000	84,339

			11,444,469

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21		20,000	20,073
3.000%, 2/11/23		75,000	77,541
3.125%, 3/15/26		35,000	36,870
Block Financial LLC
5.500%, 11/1/22		36,000	38,274
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		103,278	105,891
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	400,000	442,671
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		$200,000	199,504
4.418%, 11/15/35		210,000	220,143
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21		20,000	20,242
(ICE LIBOR USD 3 Month + 0.38%), 2.479%, 6/30/21(k)		100,000	100,370
2.850%, 1/27/25		100,000	102,472
NTT Finance Corp.
1.900%, 7/21/21(m)		400,000	398,201
Private Export Funding Corp.
Series II
2.050%, 11/15/22		46,000	46,420
Shell International Finance BV
2.375%, 8/21/22		36,000	36,477
3.400%, 8/12/23		75,000	79,000
3.250%, 5/11/25		13,000	13,757
2.875%, 5/10/26		60,000	62,382
2.500%, 9/12/26		55,000	55,909
4.125%, 5/11/35		109,000	125,219
6.375%, 12/15/38		22,000	32,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 8/21/42	$33,000	$35,318
4.550%, 8/12/43	5,000	6,130
4.000%, 5/10/46	3,000	3,433
Voya Financial, Inc.
3.650%, 6/15/26	50,000	52,321
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	5,168

		2,315,909

Insurance (0.7%)
Aflac, Inc.
3.625%, 11/15/24	125,000	132,611
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.104%, 2/12/23(k)§	354,920	359,570
American Financial Group, Inc.
3.500%, 8/15/26	15,000	15,439
American International Group, Inc.
6.400%, 12/15/20	91,000	95,587
4.875%, 6/1/22	36,000	38,386
3.750%, 7/10/25	500,000	528,145
4.200%, 4/1/28	25,000	27,198
4.250%, 3/15/29	25,000	27,338
Aon Corp.
4.500%, 12/15/28	180,000	203,241
3.750%, 5/2/29	135,000	143,979
Aon plc
4.600%, 6/14/44	5,000	5,715
4.750%, 5/15/45	22,000	25,665
Assurant, Inc.
4.200%, 9/27/23	600,000	625,539
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	54,000	55,551
4.250%, 1/15/49	32,000	37,794
Brighthouse Financial, Inc.
3.700%, 6/22/27	50,000	49,146
4.700%, 6/22/47	5,000	4,453
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	79,841
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	53,511
Hartford Financial Services Group, Inc. (The)
4.300%, 4/15/43	20,000	22,210
3.600%, 8/19/49	10,000	10,091
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.618%, 6/11/21(k)§	600,000	601,694
2.375%, 9/15/22§	600,000	603,068
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,864
Loews Corp.
3.750%, 4/1/26	50,000	53,587
Markel Corp.
3.500%, 11/1/27	25,000	25,508
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	30,000	30,480
4.800%, 7/15/21	36,000	37,375
3.300%, 3/14/23	70,000	72,493
4.050%, 10/15/23	35,000	37,352
3.875%, 3/15/24	50,000	53,350
3.500%, 6/3/24	160,000	168,579
4.375%, 3/15/29	90,000	102,215
4.350%, 1/30/47	11,000	12,657
4.200%, 3/1/48	60,000	67,180
4.900%, 3/15/49	25,000	31,401
MetLife, Inc.
4.050%, 3/1/45	15,000	16,596
New York Life Global Funding
2.900%, 1/17/24§	400,000	410,652
Principal Financial Group, Inc.
3.700%, 5/15/29	45,000	48,469
Progressive Corp. (The)
3.750%, 8/23/21	46,000	47,384
Prudential Financial, Inc.
3.500%, 5/15/24	50,000	52,833
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	27,000	28,984
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	70,000	71,565
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	10,628
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	53,081
Sompo International Holdings Ltd.
4.700%, 10/15/22	36,000	37,897
Travelers Cos., Inc. (The)
4.600%, 8/1/43	43,000	52,737
4.100%, 3/4/49	15,000	17,410
Trinity Acquisition plc
4.400%, 3/15/26	103,000	111,758
Willis North America, Inc.
3.600%, 5/15/24	123,000	127,760
3.875%, 9/15/49	10,000	9,811

		5,551,378

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21	250,000	252,550
3.000%, 5/22/22§	250,000	253,578
4.000%, 9/12/23§	600,000	632,264
2.700%, 10/1/29§	250,000	248,127
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§	600,000	615,903

		2,002,422

Total Financials		103,059,104

Health Care (2.3%)
Biotechnology (0.4%)
AbbVie, Inc.
2.900%, 11/6/22	573,000	583,962
3.600%, 5/14/25	195,000	202,743
4.500%, 5/14/35	181,000	190,566
4.300%, 5/14/36	13,000	13,710
Amgen, Inc.
3.450%, 10/1/20	54,000	54,739
2.650%, 5/11/22	100,000	101,063
3.625%, 5/15/22	45,000	46,603
3.625%, 5/22/24	50,000	53,080
4.950%, 10/1/41	5,000	5,885
4.400%, 5/1/45	103,000	116,141
4.663%, 6/15/51	5,000	5,793
Baxalta, Inc.
4.000%, 6/23/25	38,000	40,464
5.250%, 6/23/45	18,000	23,102
Celgene Corp.
3.950%, 10/15/20	10,000	10,172
2.875%, 2/19/21	500,000	504,292
2.250%, 8/15/21	510,000	510,628
3.250%, 8/15/22	120,000	123,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.550%, 8/15/22	$50,000	$51,877
2.750%, 2/15/23	135,000	137,299
3.250%, 2/20/23	85,000	87,878
3.625%, 5/15/24	50,000	52,752
3.875%, 8/15/25	100,000	108,073
3.900%, 2/20/28	50,000	54,680
Gilead Sciences, Inc.
4.500%, 4/1/21	54,000	55,401
1.950%, 3/1/22	15,000	14,972
3.250%, 9/1/22	6,000	6,201
3.500%, 2/1/25	146,000	154,492
3.650%, 3/1/26	125,000	133,375
4.600%, 9/1/35	64,000	75,497
4.500%, 2/1/45	26,000	29,913
4.750%, 3/1/46	15,000	17,867

		3,566,619

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.900%, 11/30/21	50,000	50,903
3.400%, 11/30/23	35,000	36,780
2.950%, 3/15/25	100,000	103,729
3.750%, 11/30/26	270,000	293,414
Baxter International, Inc.
1.700%, 8/15/21	10,000	9,931
Becton Dickinson and Co.
2.675%, 12/15/19	23,000	23,007
3.250%, 11/12/20	54,000	54,434
2.894%, 6/6/22	85,000	85,858
3.300%, 3/1/23	70,000	71,061
3.700%, 6/6/27	33,000	34,930
4.685%, 12/15/44	17,000	19,671
Boston Scientific Corp.
3.375%, 5/15/22	1,000,000	1,027,230
3.450%, 3/1/24	25,000	26,110
3.750%, 3/1/26	100,000	106,715
4.000%, 3/1/29	35,000	38,805
Edwards Lifesciences Corp.
4.300%, 6/15/28	23,000	25,979
Medtronic Global Holdings SCA
3.350%, 4/1/27	5,000	5,384
Medtronic, Inc.
3.150%, 3/15/22	50,000	51,469
3.500%, 3/15/25	59,000	63,254
4.375%, 3/15/35	194,000	232,274
Stryker Corp.
3.500%, 3/15/26	50,000	53,290

		2,414,228

Health Care Providers & Services (0.7%)
Aetna, Inc.
2.800%, 6/15/23	100,000	101,266
4.500%, 5/15/42	86,000	91,299
4.125%, 11/15/42	33,000	33,418
4.750%, 3/15/44	31,000	33,890
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	51,425
Anthem, Inc.
2.950%, 12/1/22	100,000	101,802
3.500%, 8/15/24	5,000	5,211
3.650%, 12/1/27	3,000	3,146
4.101%, 3/1/28	18,000	19,428
2.875%, 9/15/29	15,000	14,840
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	51,548
3.410%, 6/15/27(x)	75,000	74,341
Cigna Corp.
3.200%, 9/17/20	65,000	65,643
3.400%, 9/17/21	20,000	20,400
3.750%, 7/15/23	55,000	57,412
4.375%, 10/15/28	245,000	267,588
Cigna Holding Co.
3.250%, 4/15/25	54,000	55,396
CommonSpirit Health
3.347%, 10/1/29	53,000	53,727
4.187%, 10/1/49	35,000	36,010
CVS Health Corp.
3.350%, 3/9/21	85,000	86,360
3.700%, 3/9/23	870,000	905,190
4.000%, 12/5/23	50,000	53,098
3.375%, 8/12/24	75,000	77,668
4.100%, 3/25/25	109,000	116,481
3.875%, 7/20/25	80,000	84,569
2.875%, 6/1/26	9,000	8,984
4.300%, 3/25/28	140,000	151,290
4.875%, 7/20/35	25,000	27,791
4.780%, 3/25/38	10,000	10,964
5.125%, 7/20/45	178,000	201,346
5.050%, 3/25/48	27,000	30,615
Express Scripts Holding Co.
4.750%, 11/15/21	35,000	36,795
3.000%, 7/15/23	100,000	101,969
3.500%, 6/15/24	50,000	52,088
3.400%, 3/1/27	20,000	20,648
HCA, Inc.
4.750%, 5/1/23	438,000	467,929
5.000%, 3/15/24	69,000	75,349
5.250%, 4/15/25	311,000	345,110
5.250%, 6/15/26	25,000	27,824
4.500%, 2/15/27	33,000	35,485
4.125%, 6/15/29	205,000	214,799
Humana, Inc.
3.850%, 10/1/24	50,000	52,851
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	40,052
4.625%, 11/15/20	45,000	45,884
3.750%, 8/23/22	20,000	20,809
McKesson Corp.
2.700%, 12/15/22	27,000	27,223
2.850%, 3/15/23	36,000	36,444
3.796%, 3/15/24	50,000	52,370
Montefiore Obligated Group
Series 18-C
5.246%, 11/1/48	48,000	55,708
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	31,492
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	103,000	107,293
Sutter Health
Series 2018
3.695%, 8/15/28	12,000	13,089
UnitedHealth Group, Inc.
2.875%, 3/15/23	27,000	27,674
2.375%, 8/15/24	70,000	70,429
3.750%, 7/15/25	423,000	455,821
3.100%, 3/15/26	13,000	13,522
3.450%, 1/15/27	50,000	53,082
2.950%, 10/15/27	100,000	102,954
3.850%, 6/15/28	48,000	52,673
3.875%, 12/15/28	4,000	4,401
2.875%, 8/15/29	12,000	12,220
3.500%, 8/15/39	70,000	73,115
5.700%, 10/15/40	45,000	59,412
4.625%, 11/15/41	26,000	30,578
3.950%, 10/15/42	78,000	84,035
4.750%, 7/15/45	20,000	24,377
4.250%, 6/15/48	5,000	5,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 12/15/48	$10,000	$11,810
3.875%, 8/15/59	5,000	5,261

		5,840,436

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	196,000	199,424
2.750%, 9/15/29	105,000	103,812
PerkinElmer, Inc.
3.300%, 9/15/29	15,000	14,993
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	51,356
3.000%, 4/15/23	70,000	72,158
2.950%, 9/19/26	348,000	357,614
3.200%, 8/15/27	36,000	37,663
2.600%, 10/1/29	120,000	119,520
5.300%, 2/1/44	5,000	6,408

		962,948

Pharmaceuticals (0.8%)
Allergan Finance LLC
3.250%, 10/1/22	548,000	559,711
4.625%, 10/1/42	5,000	5,198
Allergan Funding SCS
3.850%, 6/15/24	7,000	7,334
3.800%, 3/15/25	344,000	358,955
4.550%, 3/15/35	107,000	112,927
AstraZeneca plc
2.375%, 11/16/20	75,000	75,156
3.125%, 6/12/27	75,000	77,912
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	625,043
3.375%, 7/15/24§	8,000	8,187
2.850%, 4/15/25§	100,000	96,265
4.250%, 12/15/25§	600,000	639,728
Bayer US Finance LLC
3.375%, 10/8/24§	220,000	224,845
Bristol-Myers Squibb Co.
2.600%, 5/16/22§	50,000	50,868
2.900%, 7/26/24§	155,000	159,648
3.200%, 6/15/26§	277,000	290,255
3.400%, 7/26/29§	40,000	42,685
4.125%, 6/15/39§	5,000	5,663
Eli Lilly & Co.
3.100%, 5/15/27	24,000	25,328
3.375%, 3/15/29	30,000	32,502
3.700%, 3/1/45	2,000	2,199
4.150%, 3/15/59	62,000	72,510
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	45,918
2.875%, 6/1/22	100,000	102,169
3.000%, 6/1/24	70,000	72,648
3.375%, 6/1/29	90,000	96,804
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	36,933
3.875%, 5/15/28	40,000	44,171
Johnson & Johnson
2.450%, 12/5/21	25,000	25,278
2.450%, 3/1/26	150,000	151,939
Merck & Co., Inc.
2.400%, 9/15/22	27,000	27,388
2.800%, 5/18/23	62,000	63,814
2.900%, 3/7/24	100,000	104,254
2.750%, 2/10/25	50,000	51,603
3.400%, 3/7/29	100,000	108,611
3.900%, 3/7/39	2,000	2,309
3.600%, 9/15/42	10,000	11,043
3.700%, 2/10/45	26,000	29,116
Mylan NV
3.750%, 12/15/20	500,000	507,925
3.150%, 6/15/21	50,000	50,566
3.950%, 6/15/26	50,000	51,640
Mylan, Inc.
5.400%, 11/29/43	11,000	11,660
5.200%, 4/15/48	20,000	21,172
Novartis Capital Corp.
2.400%, 5/17/22	100,000	101,308
2.400%, 9/21/22	8,000	8,126
3.400%, 5/6/24	107,000	113,578
3.000%, 11/20/25	24,000	25,305
3.100%, 5/17/27	42,000	44,779
4.400%, 5/6/44	15,000	18,485
Pfizer, Inc.
1.950%, 6/3/21	125,000	125,116
3.400%, 5/15/24	50,000	52,892
2.750%, 6/3/26	50,000	51,787
3.600%, 9/15/28	25,000	27,410
4.100%, 9/15/38	10,000	11,528
7.200%, 3/15/39	5,000	7,831
4.400%, 5/15/44	5,000	6,007
Sanofi
4.000%, 3/29/21	36,000	37,050
3.625%, 6/19/28	25,000	27,389
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	125,000	125,588
2.875%, 9/23/23	110,000	112,137
3.200%, 9/23/26	241,000	248,257
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§	50,000	53,865
5.000%, 11/26/28§	200,000	233,541
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(x)	600,000	520,875
Wyeth LLC
6.450%, 2/1/24	15,000	17,663
6.500%, 2/1/34	5,000	7,065
5.950%, 4/1/37	95,000	129,487
Zoetis, Inc.
3.000%, 9/12/27	50,000	51,268

		7,248,217

Total Health Care		20,032,448

Industrials (2.2%)
Aerospace & Defense (0.8%)
Airbus SE
3.950%, 4/10/47§	155,000	178,021
Arconic, Inc.
5.400%, 4/15/21	170,000	176,222
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,095
3.800%, 10/7/24§	15,000	15,776
3.850%, 12/15/25§	115,000	121,194
4.750%, 10/7/44§	7,000	8,205
Boeing Co. (The)
2.350%, 10/30/21	62,000	62,387
2.700%, 2/1/27	75,000	76,356
3.450%, 11/1/28	25,000	26,640
3.250%, 2/1/35	15,000	15,527
3.375%, 6/15/46	13,000	13,079
3.850%, 11/1/48	30,000	32,670
3.825%, 3/1/59	44,000	46,653
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	39,670
General Dynamics Corp.
3.000%, 5/11/21	100,000	101,640
2.250%, 11/15/22	62,000	62,477
3.750%, 5/15/28	50,000	55,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Harris Corp.
4.400%, 6/15/28		$230,000	$256,838
L3Harris Technologies, Inc.
2.700%, 4/27/20		33,000	33,051
4.950%, 2/15/21§		73,000	75,466
3.850%, 6/15/23§		279,000	294,058
3.950%, 5/28/24§		60,000	63,932
3.850%, 12/15/26§		190,000	204,404
4.400%, 6/15/28§		15,000	16,897
4.854%, 4/27/35		2,000	2,368
5.054%, 4/27/45		60,000	75,315
Lockheed Martin Corp.
2.500%, 11/23/20		75,000	75,313
3.350%, 9/15/21		45,000	46,089
3.100%, 1/15/23		47,000	48,450
2.900%, 3/1/25		30,000	31,128
3.550%, 1/15/26		77,000	82,445
3.600%, 3/1/35		312,000	337,772
3.800%, 3/1/45		3,000	3,323
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	78,330
2.930%, 1/15/25		315,000	324,327
3.250%, 1/15/28		242,000	253,406
3.850%, 4/15/45		50,000	54,357
4.030%, 10/15/47		25,000	28,213
Raytheon Co.
7.200%, 8/15/27		27,000	35,835
7.000%, 11/1/28		143,000	190,114
4.200%, 12/15/44		32,000	37,384
Rockwell Collins, Inc.
2.800%, 3/15/22		500,000	506,554
3.200%, 3/15/24		75,000	77,893
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	543,083
Textron, Inc.
3.875%, 3/1/25		500,000	529,139
4.000%, 3/15/26		25,000	26,618
3.650%, 3/15/27		45,000	47,152
3.900%, 9/17/29		118,000	126,091
United Technologies Corp.
3.350%, 8/16/21		95,000	97,202
1.950%, 11/1/21		195,000	194,568
3.100%, 6/1/22		54,000	55,555
3.650%, 8/16/23		12,000	12,689
3.950%, 8/16/25		5,000	5,476
3.125%, 5/4/27		102,000	107,004
4.125%, 11/16/28		214,000	242,032
5.400%, 5/1/35		28,000	35,392
6.125%, 7/15/38		83,000	114,631
4.500%, 6/1/42		140,000	166,907

			6,600,155

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28(x)		100,000	108,246
3.900%, 2/1/35		25,000	25,817
3.875%, 8/1/42		80,000	77,344
United Parcel Service, Inc.
3.125%, 1/15/21		54,000	54,744
2.050%, 4/1/21		25,000	25,013
2.500%, 4/1/23		25,000	25,284
2.400%, 11/15/26		50,000	49,950
3.400%, 3/15/29		57,000	60,873
2.500%, 9/1/29		75,000	74,647
4.250%, 3/15/49		4,000	4,582

			506,500

Airlines (0.2%)
Delta Air Lines, Inc.
2.875%, 3/13/20		788,000	788,315
2.600%, 12/4/20		575,000	575,518
3.625%, 3/15/22		500,000	513,900

			1,877,733

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		600,000	600,605
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29		50,000	49,482
Johnson Controls International plc
4.625%, 7/2/44(e)		25,000	27,150
5.125%, 9/14/45		3,000	3,520
Masco Corp.
3.500%, 4/1/21		30,000	30,401
4.375%, 4/1/26		20,000	21,496
Owens Corning
3.950%, 8/15/29		130,000	131,950
4.300%, 7/15/47		4,000	3,611

			868,215

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27		100,000	108,980
RELX Capital, Inc.
3.125%, 10/15/22		85,000	86,857
3.500%, 3/16/23		155,000	160,438
4.000%, 3/18/29		150,000	163,501
Republic Services, Inc.
5.250%, 11/15/21		36,000	38,319
3.550%, 6/1/22		60,000	62,108
4.750%, 5/15/23		160,000	173,884
2.500%, 8/15/24		100,000	100,589
2.900%, 7/1/26		51,000	52,274
3.375%, 11/15/27		75,000	79,482
3.950%, 5/15/28		85,000	93,501
Waste Management, Inc.
4.600%, 3/1/21		18,000	18,619
2.900%, 9/15/22		36,000	36,907
2.950%, 6/15/24		5,000	5,173
3.125%, 3/1/25		10,000	10,456
3.200%, 6/15/26		9,000	9,474
3.150%, 11/15/27		50,000	52,552
3.900%, 3/1/35		71,000	78,376
4.000%, 7/15/39		79,000	89,576
4.150%, 7/15/49		72,000	84,147

			1,505,213

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		36,000	36,753
Eaton Corp.
2.750%, 11/2/22		45,000	45,714
Rockwell Automation, Inc.
2.875%, 3/1/25		75,000	77,431

			159,898

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23		50,000	49,776
3.250%, 2/14/24		25,000	26,221
3.000%, 8/7/25		40,000	41,948
2.250%, 9/19/26		20,000	19,869
2.875%, 10/15/27		75,000	77,956
2.375%, 8/26/29		65,000	64,631
General Electric Co.
5.300%, 2/11/21		54,000	55,686
0.375%, 5/17/22	EUR	400,000	433,605
3.150%, 9/7/22		$54,000	54,803
2.700%, 10/9/22		64,000	64,010
3.100%, 1/9/23		75,000	75,924
5.875%, 1/14/38		8,000	9,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
6.875%, 1/10/39	$5,000	$6,596
4.125%, 10/9/42	9,000	8,954
Honeywell International, Inc.
4.250%, 3/1/21	45,000	46,413
2.300%, 8/15/24	100,000	101,570
3.812%, 11/21/47	25,000	28,735
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	50,000	50,373
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	101,429
3.800%, 12/15/26	30,000	32,132

		1,350,242

Machinery (0.0%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	37,040
CNH Industrial Capital LLC
4.375%, 11/6/20	10,000	10,184
4.875%, 4/1/21	10,000	10,340
3.875%, 10/15/21	5,000	5,130
4.375%, 4/5/22	10,000	10,430
Deere & Co.
2.600%, 6/8/22	91,000	92,502
Dover Corp.
3.150%, 11/15/25	50,000	51,175
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	51,357
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,915
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	103,396
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,796

		436,265

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,977
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	30,863
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	27,494

		95,334

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	52,754
3.000%, 4/1/25	10,000	10,423
5.750%, 5/1/40	89,000	119,936
4.400%, 3/15/42	2,000	2,323
4.900%, 4/1/44	10,000	12,596
4.550%, 9/1/44	20,000	23,957
4.150%, 4/1/45	61,000	69,892
4.050%, 6/15/48	37,000	42,345
CSX Corp.
3.700%, 11/1/23	50,000	52,837
4.250%, 3/15/29	30,000	33,792
6.150%, 5/1/37	15,000	19,764
4.300%, 3/1/48	75,000	84,163
4.750%, 11/15/48	45,000	54,472
3.350%, 9/15/49	44,000	43,030
4.250%, 11/1/66	49,000	51,587
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	401,971
Norfolk Southern Corp.
3.650%, 8/1/25	70,000	74,532
2.900%, 6/15/26	130,000	133,570
3.800%, 8/1/28	25,000	27,654
4.837%, 10/1/41	20,000	23,873
3.950%, 10/1/42	28,000	30,164
3.942%, 11/1/47	2,000	2,184
4.050%, 8/15/52	45,000	49,436
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	479,242
Ryder System, Inc.
3.450%, 11/15/21	13,000	13,303
2.800%, 3/1/22	2,000	2,022
2.500%, 9/1/22	20,000	20,084
3.400%, 3/1/23	30,000	30,982
3.750%, 6/9/23	7,000	7,337
3.650%, 3/18/24	25,000	26,299
Union Pacific Corp.
2.750%, 4/15/23	62,000	63,110
3.150%, 3/1/24	55,000	56,988
3.250%, 8/15/25	100,000	104,558
2.750%, 3/1/26	87,000	88,348
3.375%, 2/1/35	100,000	103,704
3.600%, 9/15/37	82,000	85,986
3.875%, 2/1/55	92,000	96,275
3.950%, 8/15/59	20,000	21,298

		2,616,791

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.500%, 1/15/22	30,000	30,711
3.000%, 9/15/23	50,000	50,619
3.750%, 6/1/26	100,000	103,997
Aircastle Ltd.
5.125%, 3/15/21	610,000	631,590
5.500%, 2/15/22	10,000	10,637
5.000%, 4/1/23	10,000	10,752
4.125%, 5/1/24	10,000	10,422
Aviation Capital Group LLC
2.875%, 1/20/22§	500,000	500,753
BOC Aviation Ltd.
2.750%, 9/18/22§	100,000	99,972
3.500%, 10/10/24§	400,000	411,001
GATX Corp.
2.600%, 3/30/20	41,000	41,038
3.250%, 9/15/26	50,000	50,747
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	503,742

		2,455,981

Total Industrials.		18,472,327

Information Technology (2.4%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
1.850%, 9/20/21	100,000	99,843
2.950%, 2/28/26	21,000	22,114
2.500%, 9/20/26	50,000	51,434
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	53,714
4.600%, 5/23/29	210,000	227,524

		454,629

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	50,960
Arrow Electronics, Inc.
3.500%, 4/1/22	500,000	509,179
3.250%, 9/8/24	50,000	50,614
Corning, Inc.
4.250%, 8/15/20	600,000	610,945
3.700%, 11/15/23	10,000	10,528
4.375%, 11/15/57	30,000	30,819
Jabil, Inc.
3.950%, 1/12/28	100,000	100,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Keysight Technologies, Inc.
4.600%, 4/6/27	$75,000	$82,108
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,859
3.125%, 8/15/27	35,000	35,852

		1,502,315

IT Services (0.5%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	49,659
5.000%, 10/15/25	53,000	60,386
3.000%, 8/15/26	252,000	259,309
3.750%, 5/21/29	5,000	5,414
4.500%, 8/15/46	42,000	48,872
4.750%, 5/15/48	45,000	54,496
Fiserv, Inc.
4.750%, 6/15/21	20,000	20,832
3.800%, 10/1/23	25,000	26,390
2.750%, 7/1/24	100,000	101,739
3.850%, 6/1/25	51,000	54,489
3.200%, 7/1/26	285,000	295,601
4.200%, 10/1/28	170,000	187,467
3.500%, 7/1/29	100,000	104,771
Global Payments, Inc.
2.650%, 2/15/25	65,000	65,258
3.200%, 8/15/29	305,000	309,019
IBM Credit LLC
3.000%, 2/6/23	100,000	102,678
International Business Machines Corp.
2.250%, 2/19/21	100,000	100,299
2.500%, 1/27/22	100,000	101,002
1.875%, 8/1/22	91,000	90,502
3.000%, 5/15/24	200,000	206,834
3.450%, 2/19/26	100,000	105,732
3.300%, 5/15/26	297,000	312,368
3.500%, 5/15/29	100,000	107,353
Mastercard, Inc.
2.950%, 11/21/26	96,000	101,083
2.950%, 6/1/29	185,000	193,659
3.650%, 6/1/49	30,000	33,939
PayPal Holdings, Inc.
2.400%, 10/1/24	20,000	20,107
2.650%, 10/1/26	630,000	634,246
Total System Services, Inc.
3.800%, 4/1/21	32,000	32,614
3.750%, 6/1/23	80,000	83,215
4.000%, 6/1/23	50,000	52,573
4.800%, 4/1/26	199,000	222,554
Visa, Inc.
2.200%, 12/14/20	100,000	100,354
3.150%, 12/14/25	100,000	106,603
4.150%, 12/14/35	54,000	64,848
4.300%, 12/14/45	30,000	36,975
Western Union Co. (The)
4.250%, 6/9/23	25,000	26,189

		4,479,429

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.
2.950%, 1/12/21	50,000	50,411
3.900%, 12/15/25	14,000	15,024
3.500%, 12/5/26	25,000	26,119
Applied Materials, Inc.
2.625%, 10/1/20	50,000	50,289
3.900%, 10/1/25	19,000	20,742
3.300%, 4/1/27	135,000	143,273
5.100%, 10/1/35	55,000	70,237
5.850%, 6/15/41	20,000	27,402
4.350%, 4/1/47	96,000	116,315
Broadcom Corp.
2.375%, 1/15/20	322,000	321,981
3.000%, 1/15/22	113,000	113,901
3.875%, 1/15/27	749,000	749,287
Broadcom, Inc.
3.125%, 4/15/21§	50,000	50,426
3.125%, 10/15/22§	25,000	25,304
3.625%, 10/15/24§	600,000	610,369
4.250%, 4/15/26§	285,000	293,921
4.750%, 4/15/29§	100,000	105,656
Intel Corp.
2.350%, 5/11/22	100,000	101,119
2.700%, 12/15/22	45,000	46,052
3.700%, 7/29/25	100,000	108,609
4.800%, 10/1/41	40,000	50,417
KLA Corp.
4.125%, 11/1/21	28,000	29,003
4.650%, 11/1/24	50,000	55,047
4.100%, 3/15/29	108,000	119,123
5.000%, 3/15/49	70,000	85,520
Lam Research Corp.
2.750%, 3/15/20	61,000	61,061
3.750%, 3/15/26	165,000	175,488
4.000%, 3/15/29	30,000	33,140
4.875%, 3/15/49	55,000	66,086
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,759
Microchip Technology, Inc.
3.922%, 6/1/21	600,000	611,097
Micron Technology, Inc.
4.640%, 2/6/24	10,000	10,636
4.975%, 2/6/26	500,000	536,913
4.185%, 2/15/27	25,000	25,598
NVIDIA Corp.
3.200%, 9/16/26	302,000	315,380
NXP BV
4.125%, 6/1/21§	200,000	204,364
4.625%, 6/15/22§	700,000	733,394
4.625%, 6/1/23§	200,000	212,341
3.875%, 6/18/26§	100,000	104,951
4.300%, 6/18/29§	60,000	63,362
QUALCOMM, Inc.
2.600%, 1/30/23	50,000	50,795
3.250%, 5/20/27	75,000	78,259
4.650%, 5/20/35	30,000	35,236
4.800%, 5/20/45	5,000	5,933
4.300%, 5/20/47	33,000	36,668
Texas Instruments, Inc.
2.750%, 3/12/21	15,000	15,172
2.250%, 5/1/23	30,000	30,288
2.250%, 9/4/29	75,000	73,823
4.150%, 5/15/48	75,000	90,350
Xilinx, Inc.
2.950%, 6/1/24	50,000	51,401

		7,033,042

Software (0.5%)
Autodesk, Inc.
3.600%, 12/15/22	36,000	37,173
3.500%, 6/15/27	250,000	258,089
CA, Inc.
3.600%, 8/15/22	100,000	101,961
Microsoft Corp.
2.000%, 11/3/20	75,000	75,091
1.550%, 8/8/21	75,000	74,672
2.375%, 2/12/22	75,000	76,058
2.375%, 5/1/23	102,000	104,093
2.700%, 2/12/25	75,000	77,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 8/8/26	$100,000	$101,678
3.300%, 2/6/27	100,000	107,510
3.500%, 2/12/35	90,000	99,178
4.200%, 11/3/35	4,000	4,784
3.450%, 8/8/36	275,000	302,767
3.500%, 11/15/42	32,000	35,287
3.700%, 8/8/46	174,000	197,732
Oracle Corp.
1.900%, 9/15/21	770,000	769,971
2.500%, 10/15/22	83,000	84,245
2.625%, 2/15/23	70,000	71,256
3.400%, 7/8/24	75,000	79,288
2.950%, 11/15/24	75,000	77,874
2.950%, 5/15/25	100,000	103,614
2.650%, 7/15/26	155,000	157,355
3.250%, 5/15/30	7,000	7,423
3.900%, 5/15/35	98,000	108,803
3.800%, 11/15/37	6,000	6,579
5.375%, 7/15/40	14,000	18,121
4.125%, 5/15/45	2,000	2,247
4.000%, 7/15/46	106,000	118,322
VMware, Inc.
2.300%, 8/21/20	500,000	500,234
3.900%, 8/21/27	100,000	102,795

		3,862,112

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.000%, 11/13/20	25,000	25,023
2.250%, 2/23/21	150,000	150,633
2.150%, 2/9/22	100,000	100,657
2.850%, 2/23/23	30,000	30,930
2.400%, 5/3/23	136,000	138,198
3.000%, 2/9/24	59,000	61,484
2.850%, 5/11/24	200,000	207,420
3.250%, 2/23/26	110,000	116,908
3.350%, 2/9/27	50,000	53,429
2.900%, 9/12/27	150,000	156,246
3.850%, 5/4/43	254,000	284,339
3.450%, 2/9/45	42,000	44,188
4.375%, 5/13/45	2,000	2,412
4.650%, 2/23/46	33,000	41,347
4.250%, 2/9/47	35,000	41,664
Dell International LLC
4.420%, 6/15/21§	550,000	568,308
5.450%, 6/15/23§	660,000	721,092
6.020%, 6/15/26§	140,000	157,296
8.350%, 7/15/46§	15,000	19,669
EMC Corp.
2.650%, 6/1/20	500,000	498,984
Hewlett Packard Enterprise Co.
3.600%, 10/15/20(e)	105,000	106,288
4.400%, 10/15/22(e)	10,000	10,626
4.900%, 10/15/25(e)	50,000	55,447
HP, Inc.
3.750%, 12/1/20	15,000	15,252
Seagate HDD Cayman
4.250%, 3/1/22	9,000	9,281

		3,617,121

Total Information Technology		20,948,648

Materials (0.6%)
Chemicals (0.4%)
Albemarle Corp.
4.150%, 12/1/24	100,000	106,116
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	10,543
4.625%, 11/15/22	10,000	10,625
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	60,226
3.000%, 11/15/22	52,000	52,816
3.500%, 10/1/24	75,000	77,857
4.550%, 11/30/25§	2,000	2,194
3.625%, 5/15/26§	165,000	171,856
4.375%, 11/15/42	106,000	109,239
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	107,095
4.493%, 11/15/25	295,000	326,397
5.419%, 11/15/48	104,000	130,886
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,270
Ecolab, Inc.
4.350%, 12/8/21	36,000	37,654
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	500,000	505,705
LYB International Finance BV
4.000%, 7/15/23	36,000	37,871
LYB International Finance II BV
3.500%, 3/2/27	100,000	102,627
Mosaic Co. (The)
3.250%, 11/15/22	50,000	50,946
Nutrien Ltd.
3.150%, 10/1/22	36,000	36,656
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,435
2.800%, 8/15/29	100,000	99,802
Praxair, Inc.
2.700%, 2/21/23	36,000	36,652
RPM International, Inc.
4.550%, 3/1/29	25,000	27,141
4.250%, 1/15/48	6,000	5,841
Sherwin-Williams Co. (The)
2.750%, 6/1/22	23,000	23,227
3.450%, 6/1/27	75,000	78,209
4.000%, 12/15/42	25,000	25,493
4.500%, 6/1/47	5,000	5,596
3.800%, 8/15/49	5,000	5,000
Syngenta Finance NV
3.698%, 4/24/20§	600,000	599,334
4.441%, 4/24/23§	400,000	417,852

		3,335,161

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	46,854

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22	35,000	36,815
6.000%, 11/15/41	60,000	72,809
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,342
3.400%, 12/15/27	35,000	36,115
Westrock Co.
4.000%, 3/15/28	50,000	53,037

		236,118

Metals & Mining (0.1%)
Anglo American Capital plc
3.625%, 9/11/24§	200,000	206,070
4.875%, 5/14/25§	200,000	217,197
ArcelorMittal
5.500%, 3/1/21(e)	15,000	15,600
6.250%, 2/25/22(e)	10,000	10,787
3.600%, 7/16/24	111,000	111,921
6.125%, 6/1/25	10,000	11,250
4.550%, 3/11/26	37,000	38,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Barrick Gold Corp.
5.250%, 4/1/42	$25,000	$30,321
Barrick PD Australia Finance Pty. Ltd.
5.950%, 10/15/39	5,000	6,359
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	27,479
4.125%, 2/24/42	15,000	17,206
5.000%, 9/30/43	15,000	19,321
Newmont Goldcorp Corp.
3.625%, 6/9/21	35,000	35,702
2.800%, 10/1/29	39,000	38,534
Nucor Corp.
5.200%, 8/1/43	17,000	21,170
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	38,033
Teck Resources Ltd.
6.250%, 7/15/41	20,000	22,160

		867,821

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	26,970
Georgia-Pacific LLC
5.400%, 11/1/20§	140,000	144,571
3.734%, 7/15/23§	123,000	129,134
3.600%, 3/1/25§	25,000	26,442
7.375%, 12/1/25	65,000	81,515
7.750%, 11/15/29	20,000	28,518
8.875%, 5/15/31	21,000	32,823

		469,973

Total Materials		4,955,927

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	525,000	547,703
3.800%, 4/15/26	50,000	53,193
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	52,512
American Tower Corp. (REIT)
3.450%, 9/15/21	500,000	511,405
2.250%, 1/15/22	50,000	49,983
3.000%, 6/15/23	50,000	51,145
5.000%, 2/15/24	50,000	55,241
3.375%, 5/15/24	700,000	725,414
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	54,043
3.300%, 6/1/29	15,000	15,787
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	103,736
2.750%, 10/1/26	50,000	50,339
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	522,089
3.950%, 11/15/27	25,000	26,108
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	513,837
3.850%, 2/1/25	100,000	104,406
3.900%, 3/15/27	500,000	523,207
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	11,134
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	132,000	138,168
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	107,809
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	435,206
3.150%, 7/15/23	50,000	51,204
3.700%, 6/15/26	500,000	532,578
3.650%, 9/1/27	50,000	52,911
Digital Realty Trust LP (REIT)
3.625%, 10/1/22	27,000	27,995
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	30,946
EPR Properties (REIT)
4.500%, 4/1/25	500,000	528,172
Equinix, Inc. (REIT)
5.875%, 1/15/26	30,000	31,842
5.375%, 5/15/27	20,000	21,500
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	76,951
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	26,408
4.000%, 3/1/29	25,000	27,283
GLP Capital LP (REIT)
5.375%, 11/1/23	10,000	10,817
3.350%, 9/1/24	100,000	100,450
5.250%, 6/1/25	410,000	451,422
5.375%, 4/15/26	15,000	16,465
5.750%, 6/1/28	10,000	11,350
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	36,729
4.250%, 11/15/23	33,000	35,452
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23	36,000	38,401
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	25,918
4.375%, 10/1/25	1,000,000	1,075,704
Kimco Realty Corp. (REIT)
3.200%, 5/1/21	25,000	25,365
Liberty Property LP (REIT)
4.750%, 10/1/20	36,000	36,635
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	26,347
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	54,205
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	28,016
Office Properties Income Trust (REIT)
4.500%, 2/1/25	100,000	103,624
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	400,000	416,802
4.500%, 1/15/25	500,000	527,351
Prologis LP (REIT)
4.250%, 8/15/23	50,000	53,803
Public Storage (REIT)
3.094%, 9/15/27	600,000	628,657
3.385%, 5/1/29	15,000	16,074
Realty Income Corp. (REIT)
3.250%, 10/15/22	100,000	103,201
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	24,904
Sabra Health Care LP (REIT)
4.800%, 6/1/24	500,000	525,690
3.900%, 10/15/29	25,000	24,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Service Properties Trust (REIT)
4.750%, 10/1/26		$500,000	$501,380
4.950%, 2/15/27		70,000	71,077
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	50,308
3.300%, 1/15/26		75,000	78,346
3.375%, 6/15/27		75,000	79,056
2.450%, 9/13/29		600,000	586,839
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,460
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	297,693
3.400%, 1/15/30		200,000	198,176
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	105,631
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	572,366
Ventas Realty LP (REIT)
3.250%, 8/15/22		$36,000	36,885
3.500%, 4/15/24		25,000	26,116
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21		5,000	5,123
4.600%, 2/6/24		10,000	10,771
4.625%, 11/1/25		500,000	540,859
4.875%, 6/1/26		10,000	11,073
Washington REIT (REIT)
3.950%, 10/15/22		36,000	37,330
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	505,316
Weingarten Realty Investors (REIT)
3.375%, 10/15/22		54,000	55,112
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	20,991
4.000%, 6/1/25		100,000	106,593
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	54,100
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	52,961

			14,487,824

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	460,173
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	510,967

			971,140

Total Real Estate			15,458,964

Utilities (1.7%)
Electric Utilities (1.4%)
AEP Texas, Inc.
3.950%, 6/1/28		125,000	138,000
Series G
4.150%, 5/1/49		5,000	5,757
AEP Transmission Co. LLC
3.750%, 12/1/47		10,000	10,976
4.250%, 9/15/48		31,000	36,593
3.150%, 9/15/49		25,000	24,644
Alabama Power Co.
3.750%, 3/1/45		84,000	91,226
3.450%, 10/1/49		25,000	25,735
Series 13-A
3.550%, 12/1/23		15,000	15,814
Series A
4.300%, 7/15/48		26,000	30,379
Series B
3.700%, 12/1/47		35,000	37,755
Alliant Energy Finance LLC
3.750%, 6/15/23§		30,000	31,296
American Electric Power Co., Inc.
2.150%, 11/13/20		25,000	25,000
3.200%, 11/13/27		25,000	26,030
Series I
3.650%, 12/1/21		15,000	15,456
Avangrid, Inc.
3.150%, 12/1/24		25,000	25,770
Baltimore Gas & Electric Co.
3.500%, 8/15/46		67,000	69,373
3.750%, 8/15/47		33,000	35,692
4.250%, 9/15/48		15,000	17,644
3.200%, 9/15/49		20,000	19,764
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		30,000	34,057
Commonwealth Edison Co.
4.600%, 8/15/43		10,000	12,074
Series 122
2.950%, 8/15/27		11,000	11,417
Dayton Power & Light Co. (The)
3.950%, 6/15/49§		66,000	72,751
DPL, Inc.
4.350%, 4/15/29§		25,000	24,632
DTE Electric Co.
2.650%, 6/15/22		45,000	45,549
Series A
4.050%, 5/15/48		100,000	116,265
Duke Energy Carolinas LLC
2.500%, 3/15/23		50,000	50,760
3.050%, 3/15/23		15,000	15,502
2.950%, 12/1/26		15,000	15,553
3.950%, 11/15/28		21,000	23,560
2.450%, 8/15/29		100,000	100,060
5.300%, 2/15/40		25,000	32,547
4.000%, 9/30/42		20,000	22,162
3.875%, 3/15/46		30,000	33,146
3.700%, 12/1/47		40,000	43,226
3.200%, 8/15/49		50,000	49,591
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21(k)§		500,000	502,003
3.050%, 8/15/22		400,000	409,822
3.750%, 4/15/24		300,000	317,741
2.650%, 9/1/26		75,000	75,517
3.400%, 6/15/29		30,000	31,443
Duke Energy Florida LLC
3.800%, 7/15/28		45,000	49,470
6.400%, 6/15/38		60,000	87,506
3.400%, 10/1/46		30,000	30,876
Duke Energy Ohio, Inc.
3.650%, 2/1/29		175,000	191,748
Duke Energy Progress LLC
3.000%, 9/15/21		25,000	25,488
3.250%, 8/15/25		111,000	116,619
3.700%, 9/1/28		145,000	159,158
3.450%, 3/15/29		90,000	97,040
4.100%, 5/15/42		10,000	11,337
4.100%, 3/15/43		35,000	39,219
4.200%, 8/15/45		30,000	34,615
3.600%, 9/15/47		2,000	2,117
Electricite de France SA
2.350%, 10/13/20§		500,000	501,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Emera US Finance LP
3.550%, 6/15/26	$50,000	$52,385
Entergy Arkansas LLC
3.750%, 2/15/21	924,000	939,792
Entergy Corp.
2.950%, 9/1/26	2,000	2,029
Entergy Louisiana LLC
5.400%, 11/1/24	20,000	22,994
4.200%, 9/1/48	75,000	87,205
4.200%, 4/1/50	5,000	5,840
Evergy, Inc.
2.450%, 9/15/24	35,000	35,033
Eversource Energy
Series L
2.900%, 10/1/24	144,000	146,952
Series M
3.300%, 1/15/28	150,000	156,242
Exelon Corp.
5.150%, 12/1/20	45,000	46,012
3.950%, 6/15/25	75,000	80,332
4.950%, 6/15/35	24,000	28,144
4.450%, 4/15/46	25,000	28,243
FirstEnergy Corp.
Series B
4.250%, 3/15/23	15,000	15,896
3.900%, 7/15/27	100,000	106,372
FirstEnergy Transmission LLC
4.350%, 1/15/25§	199,000	214,956
4.550%, 4/1/49§	65,000	76,296
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.639%, 5/6/22(k)	380,000	379,476
3.250%, 6/1/24	6,000	6,266
5.250%, 2/1/41	9,000	11,819
3.950%, 3/1/48	46,000	52,727
3.150%, 10/1/49	115,000	116,916
Fortis, Inc.
3.055%, 10/4/26	75,000	76,518
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	27,620
Series K
4.550%, 3/15/46	16,000	19,178
Interstate Power & Light Co.
3.500%, 9/30/49	10,000	10,074
ITC Holdings Corp.
3.350%, 11/15/27	25,000	26,340
Kansas City Power & Light Co.
4.200%, 3/15/48	15,000	17,540
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	54,719
MidAmerican Energy Co.
4.400%, 10/15/44	54,000	65,103
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	27,000	29,922
NextEra Energy Capital Holdings, Inc.
2.403%, 9/1/21	50,000	50,259
2.900%, 4/1/22	600,000	610,957
2.800%, 1/15/23	75,000	76,346
3.625%, 6/15/23	50,000	52,175
3.550%, 5/1/27	25,000	26,562
Northern States Power Co.
6.250%, 6/1/36	3,000	4,242
3.400%, 8/15/42	80,000	84,448
4.000%, 8/15/45	15,000	17,129
3.600%, 9/15/47	10,000	11,009
4.200%, 9/1/48	25,000	30,443
2.900%, 3/1/50	25,000	24,133
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,369
3.200%, 5/15/27	18,000	18,941
3.250%, 5/15/29	10,000	10,663
Ohio Power Co.
4.000%, 6/1/49	40,000	45,599
Series G
6.600%, 2/15/33	65,000	89,222
Oklahoma Gas & Electric Co.
3.300%, 3/15/30	150,000	156,081
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	25,000	27,561
3.700%, 11/15/28§	85,000	93,707
4.550%, 12/1/41	28,000	34,067
4.100%, 11/15/48	3,000	3,521
3.800%, 6/1/49§	39,000	43,620
3.100%, 9/15/49§	30,000	30,036
PacifiCorp
4.100%, 2/1/42	10,000	11,274
4.125%, 1/15/49	108,000	124,887
PECO Energy Co.
1.700%, 9/15/21	100,000	99,442
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	50,900
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	45,316
Public Service Electric & Gas Co.
2.375%, 5/15/23	10,000	10,134
3.050%, 11/15/24	50,000	51,960
3.000%, 5/15/27	11,000	11,493
3.650%, 9/1/28	90,000	98,702
3.200%, 5/15/29	102,000	108,531
Southern California Edison Co.
2.850%, 8/1/29	40,000	40,428
Series C
3.500%, 10/1/23	50,000	52,142
Series D
3.400%, 6/1/23	25,000	25,881
Southern Co. (The)
2.350%, 7/1/21	650,000	651,233
2.950%, 7/1/23	25,000	25,553
3.250%, 7/1/26	100,000	102,951
Southwestern Electric Power Co. Series M
4.100%, 9/15/28	45,000	49,841
Southwestern Public Service Co.
3.750%, 6/15/49	5,000	5,555
Tampa Electric Co.
4.300%, 6/15/48	15,000	17,401
4.450%, 6/15/49	59,000	70,276
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	166,000	177,085
Union Electric Co.
3.500%, 3/15/29	55,000	59,870
Virginia Electric & Power Co.
4.450%, 2/15/44	17,000	20,160
Series A
3.500%, 3/15/27	88,000	94,290
Series B
4.200%, 5/15/45	66,000	74,495
Series C
2.750%, 3/15/23	186,000	189,497
4.000%, 11/15/46	65,000	72,861
Vistra Operations Co. LLC
4.300%, 7/15/29§	133,000	136,114
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	45,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Wisconsin Power & Light Co.
3.050%, 10/15/27		$75,000	$78,091
3.000%, 7/1/29		14,000	14,576
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	105,972

			11,316,888

Gas Utilities (0.1%)
Atmos Energy Corp.
3.375%, 9/15/49		35,000	35,297
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		54,000	55,119
3.550%, 4/1/23		500,000	518,306
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		100,000	105,741
4.800%, 11/1/43		40,000	48,193
4.600%, 12/15/44		95,000	112,223
National Fuel Gas Co.
3.950%, 9/15/27		50,000	50,889

			925,768

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.
4.450%, 6/15/29§		25,000	26,044

Multi-Utilities (0.2%)
Ameren Corp.
2.700%, 11/15/20		50,000	50,227
Ameren Illinois Co.
3.800%, 5/15/28		50,000	55,684
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	53,116
5.150%, 11/15/43		9,000	11,318
Black Hills Corp.
3.950%, 1/15/26		14,000	14,868
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	24,985
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	26,230
Consumers Energy Co.
3.375%, 8/15/23		87,000	91,437
3.800%, 11/15/28		3,000	3,339
3.950%, 7/15/47		10,000	11,314
4.050%, 5/15/48		40,000	46,095
3.750%, 2/15/50		40,000	44,418
3.100%, 8/15/50		20,000	19,861
Dominion Energy, Inc.
4.104%, 4/1/21(e)		40,000	40,970
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	52,750
Series B
2.750%, 9/15/22		45,000	45,501
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	20,018
Series D
3.700%, 8/1/23		65,000	68,125
NiSource, Inc.
2.650%, 11/17/22		20,000	20,238
3.490%, 5/15/27		61,000	63,947
Sempra Energy
2.400%, 3/15/20		400,000	400,099
(ICE LIBOR USD 3 Month + 0.45%), 2.568%, 3/15/21(k)		600,000	598,505
2.875%, 10/1/22		32,000	32,405
2.900%, 2/1/23		100,000	101,710
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	46,092

			1,943,252

Total Utilities			14,211,952

Total Corporate Bonds			258,290,015

Foreign Government Securities (2.9%)
Canadian Government Bond
2.000%, 11/15/22		100,000	101,136
Export Development Canada
1.500%, 5/26/21		100,000	99,574
2.750%, 3/15/23		50,000	51,836
Export-Import Bank of Korea
4.000%, 1/29/21		182,000	186,493
2.750%, 1/25/22		100,000	101,219
France Government Bond OAT
1.750%, 5/25/66(m)	EUR	364,509	556,297
Iraq Government AID Bond
2.149%, 1/18/22		$200,000	201,627
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	203,023
2.375%, 4/20/26		200,000	204,744
2.250%, 11/4/26		50,000	50,906
3.500%, 10/31/28		200,000	224,610
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	622,761
Kingdom of Spain
0.600%, 10/31/29(m)	EUR	1,400,000	1,596,165
1.850%, 7/30/35(m)		700,000	911,178
Province of Alberta Canada
2.200%, 7/26/22		$100,000	101,134
3.350%, 11/1/23		150,000	159,289
Province of British Columbia
2.000%, 10/23/22		50,000	50,453
1.750%, 9/27/24		15,000	15,036
Province of Manitoba
2.050%, 11/30/20		100,000	100,125
Province of New Brunswick Canada
2.500%, 12/12/22		25,000	25,468
Province of Ontario
2.450%, 6/29/22		45,000	45,803
2.200%, 10/3/22		100,000	101,267
3.400%, 10/17/23		200,000	212,603
3.200%, 5/16/24		162,000	172,142
Province of Quebec
2.625%, 2/13/23		102,000	105,030
2.500%, 4/20/26		50,000	51,912
2.750%, 4/12/27		50,000	52,995
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 51.864%, 4/12/25(k)(m)(r)	ARS	310,000	1,657
Republic of Argentina
(ARLLMONP + 0.00%), 81.781%, 6/21/20(k)(r)		800,000	5,753
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 55.469%, 4/3/22(k)(r)		100,000	664
Republic of Chile
3.125%, 1/21/26		$100,000	104,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Colombia
4.000%, 2/26/24		$200,000	$211,250
3.875%, 4/25/27		390,000	413,887
Republic of Hungary
6.375%, 3/29/21		200,000	212,187
5.375%, 3/25/24		160,000	180,600
Republic of Panama
4.000%, 9/22/24		200,000	213,625
3.875%, 3/17/28		200,000	217,312
Republic of Peru
4.125%, 8/25/27		258,000	289,524
6.150%, 8/12/32(m)	PEN	2,700,000	914,243
Republic of Philippines
4.000%, 1/15/21		$136,000	139,145
3.000%, 2/1/28		300,000	314,412
Republic of Poland
5.125%, 4/21/21		45,000	47,268
4.000%, 1/22/24		75,000	81,138
Republic of Uruguay
4.375%, 10/27/27		200,000	219,813
State of Israel
2.875%, 3/16/26		200,000	210,500
State of Qatar
4.500%, 4/23/28§		500,000	569,375
5.103%, 4/23/48§		500,000	639,844
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	203,025
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	912,277
U.K. Treasury Inflation Linked Bonds
3.750%, 9/7/21(m)	GBP	7,900,000	10,344,426
United Mexican States
3.625%, 3/15/22		$192,000	198,660
4.000%, 10/2/23		150,000	158,297
8.000%, 9/5/24	MXN	1,045,000	55,701
10.000%, 12/5/24		5,223,000	302,190
4.150%, 3/28/27		$696,000	737,412
3.750%, 1/11/28		200,000	206,000

Total Foreign Government Securities			24,409,948

Loan Participations (0.2%)
Industrials (0.2%)
Building Products (0.1%)
Ply Gem, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 5.789%, 4/1/25(k)		987,500	964,047

Trading Companies & Distributors (0.1%)
Delos Finance SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 3.854%, 10/6/23(k)		1,083,333	1,086,493

Total Industrials			2,050,540

Total Loan Participations			2,050,540

Collateralized Debt Obligation (0.0%)
BDS Ltd.
Series 2019-FL4 A
(ICE LIBOR USD 1 Month + 1.10%), 3.128%, 8/15/36(k)§		166,000	166,073

Total Collateralized Debt Obligation			166,073

Mortgage-Backed Securities (25.1%)
FHLMC
3.000%, 9/1/27		24,735	25,384
3.000%, 7/1/28		12,678	13,011
2.500%, 1/1/29		36,510	37,090
3.000%, 1/1/30		28,269	29,091
2.500%, 3/1/30		24,718	25,119
2.500%, 5/1/30		68,361	69,346
3.000%, 5/1/30		57,600	59,436
3.000%, 6/1/30		107,052	110,330
2.500%, 7/1/30		26,742	27,130
3.000%, 7/1/30		56,754	58,470
2.500%, 8/1/30		81,043	82,231
3.000%, 8/1/30		18,359	18,928
2.500%, 9/1/30		101,883	103,291
3.500%, 9/1/30		49,778	51,824
2.500%, 4/1/31		87,882	89,087
3.500%, 4/1/31		3,355	3,501
4.665%, 11/1/31(l)		1,577	1,649
5.500%, 2/1/35		9,424	10,543
4.500%, 2/1/39		22,285	24,184
4.500%, 12/1/39		10,100	10,940
4.000%, 8/1/40		11,704	12,518
4.000%, 9/1/40		24,116	25,837
3.500%, 12/1/40		48,817	51,305
4.000%, 4/1/41		546	583
4.500%, 5/1/41		61,939	66,976
5.500%, 6/1/41		38,158	42,870
5.000%, 11/1/41		103,794	113,936
3.500%, 4/1/42		73,683	77,791
3.500%, 5/1/42		2,004	2,106
3.500%, 8/1/42		99,181	104,489
3.500%, 10/1/42		20,621	21,649
3.500%, 11/1/42		49,626	52,155
3.000%, 12/1/42		110,123	113,522
3.000%, 1/1/43		55,684	57,333
3.000%, 3/1/43		54,925	56,569
3.000%, 4/1/43		386,905	398,485
3.500%, 6/1/43		30,433	32,084
3.000%, 7/1/43		278,917	287,701
3.500%, 7/1/43		8,709	9,218
3.000%, 8/1/43		165,424	170,374
4.500%, 9/1/43		77,786	82,931
4.500%, 11/1/43		18,976	20,223
3.500%, 12/1/43		221,193	233,017
4.500%, 12/1/43		71,567	76,895
3.500%, 1/1/44		990,869	1,044,421
3.500%, 4/1/44		99,432	105,151
4.000%, 4/1/44		49,034	52,734
3.500%, 6/1/44		11,785	12,411
4.000%, 7/1/44		17,366	18,535
4.000%, 8/1/44		75,312	81,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 12/1/44	$261,990	$275,340
3.000%, 1/1/45	3,823,893	3,928,778
3.000%, 7/1/45	1,966,831	2,018,935
3.500%, 8/1/45	423,253	447,333
3.500%, 9/1/45	6,426	6,801
4.000%, 9/1/45	48,622	51,615
4.000%, 10/1/45	71,001	75,582
4.000%, 12/1/45	21,076	22,279
3.500%, 1/1/46	45,747	47,949
3.500%, 3/1/46	32,335	33,881
3.500%, 5/1/46	38,449	40,288
3.500%, 7/1/46	368,180	388,897
4.000%, 7/1/46	46,099	48,987
4.000%, 8/1/46	25,679	27,288
4.000%, 9/1/46	3,907	4,152
4.000%, 10/1/46	7,531	8,002
3.000%, 11/1/46	68,766	70,394
3.000%, 12/1/46	349,042	360,249
3.000%, 1/1/47	10,386	10,632
4.000%, 1/1/47	437,756	467,643
3.000%, 2/1/47	15,378	15,742
4.000%, 2/1/47	160,107	169,987
3.500%, 3/1/47	96,746	100,693
4.500%, 4/1/47	157,563	169,399
4.500%, 5/1/47	60,425	65,528
3.500%, 7/1/47	16,251	17,170
4.500%, 7/1/47	228,502	247,269
4.000%, 8/1/47	174,773	188,235
3.500%, 10/1/47	82,620	87,424
3.500%, 12/1/47	77,417	81,919
3.500%, 1/1/48	26,919	28,372
4.500%, 7/1/48	468,755	508,343
4.500%, 8/1/48	961,514	1,042,054
4.500%, 4/1/49	141,771	152,514
FNMA
4.727%, 1/1/28(l)	8,525	8,789
2.740%, 7/1/29	4,000,000	4,191,530
2.770%, 7/1/31	3,000,000	3,131,567
2.394%, 3/1/33(l)	10,922	10,916
4.523%, 1/1/36(l)	112,516	117,393
6.000%, 7/1/39	15,559	17,734
4.521%, 12/1/40(l)	2,827	2,931
4.000%, 1/1/41	17,572	18,674
3.500%, 12/1/44	1,337,831	1,373,029
3.500%, 2/1/45	3,615,334	3,710,452
3.000%, 4/1/45	2,637,390	2,681,880
3.000%, 5/1/45	3,541,477	3,601,217
GNMA
3.750%, 7/20/27(l)	624	635
5.500%, 4/15/33	957	1,057
5.000%, 12/15/38	6,993	7,729
4.000%, 4/20/39	3,154	3,368
5.000%, 7/15/39	36,776	40,864
4.000%, 7/20/39	7,366	7,870
5.000%, 10/20/39	7,361	8,102
4.500%, 12/20/39	3,013	3,250
4.500%, 1/20/40	3,751	4,046
4.500%, 2/20/40	2,954	3,186
4.500%, 5/20/40	265	286
4.000%, 10/20/40	40,335	43,130
4.000%, 11/20/40	122,792	131,300
5.000%, 12/15/40	25,134	27,924
4.000%, 12/20/40	48,538	51,901
4.000%, 1/20/41	41,170	44,023
4.000%, 3/15/41	30,061	32,137
4.500%, 7/20/41	16,706	17,891
3.500%, 1/15/42	23,326	24,653
4.500%, 2/15/42	231,802	253,295
5.000%, 7/20/42	17,906	19,713
3.500%, 4/15/43	40,208	42,107
3.500%, 4/20/43	77,434	81,668
3.500%, 2/20/44	281,967	296,680
5.000%, 7/20/44	2,660	2,888
4.000%, 10/20/44	1,359	1,442
3.500%, 1/20/45	1,273,549	1,307,370
3.000%, 2/15/45	57,808	59,668
3.000%, 4/20/45	156,953	162,158
3.500%, 5/20/45	70,917	74,330
3.000%, 6/20/45	336,193	347,343
3.000%, 7/15/45	665,987	686,171
3.000%, 10/20/45	80,329	82,918
3.500%, 3/20/46	1,409,449	1,471,544
3.000%, 4/20/46	797,453	822,655
3.500%, 4/20/46	1,402,379	1,464,163
3.500%, 5/20/46	68,453	71,469
3.000%, 6/20/46	144,297	148,722
3.500%, 6/20/46	863,229	899,372
3.000%, 7/20/46	224,345	231,224
3.500%, 7/20/46	303,473	316,179
3.000%, 8/20/46	24,262	25,006
3.000%, 9/20/46	537,566	554,050
3.500%, 9/20/46	994,041	1,035,661
3.000%, 10/20/46	16,802	17,290
3.500%, 10/20/46	93,156	98,033
3.000%, 12/20/46	50,548	52,019
4.000%, 6/20/47	176,844	185,394
4.500%, 7/20/48	647,204	680,804
4.500%, 9/20/48	61,856	65,434
5.000%, 1/20/49	88,380	92,904
3.000%, 10/15/49 TBA	229,000	234,958
3.500%, 10/15/49 TBA	1,101,000	1,144,403
5.500%, 10/15/49 TBA	250,000	264,883
3.000%, 11/15/49 TBA	4,545,500	4,660,025
3.500%, 11/15/49 TBA	6,600,000	6,834,352
4.000%, 11/15/49 TBA	18,812,500	19,556,916
4.500%, 11/15/49 TBA	837,500	876,496
5.000%, 11/15/49 TBA	5,623,000	5,936,219
5.000%, 12/15/49 TBA	100,000	105,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
UMBS
2.500%, 9/1/27	$29,485	$29,846
2.500%, 4/1/28	8,365	8,494
2.500%, 8/1/28	22,941	23,294
3.500%, 3/1/29	30,825	32,115
3.000%, 4/1/29	40,505	41,686
3.500%, 4/1/29	79,066	82,372
3.000%, 5/1/29	48,180	49,644
3.000%, 6/1/29	43,553	44,822
3.500%, 7/1/29	44,757	46,629
3.000%, 9/1/29	40,025	41,192
3.500%, 9/1/29	44,964	46,844
3.000%, 10/1/29	25,103	25,865
3.500%, 12/1/29	31,787	33,136
3.000%, 1/1/30	200,535	206,380
2.500%, 2/1/30	11,943	12,105
3.000%, 3/1/30	39,766	40,975
2.500%, 4/1/30	26,202	26,581
3.000%, 4/1/30	32,251	33,191
2.500%, 5/1/30	12,584	12,782
3.000%, 5/1/30	19,200	19,783
2.500%, 7/1/30	38,162	38,691
3.000%, 7/1/30	70,348	72,491
2.500%, 8/1/30	131,033	132,831
3.000%, 8/1/30	184,464	190,070
3.500%, 8/1/30	103,816	108,285
2.500%, 9/1/30	55,247	56,012
3.000%, 9/1/30	76,768	79,159
2.500%, 11/1/30	117,627	119,204
2.500%, 3/1/31	14,826	15,008
3.000%, 3/1/31	10,394	10,710
2.500%, 6/1/31	34,046	34,527
2.500%, 7/1/31	24,088	24,428
2.500%, 8/1/31	3,538	3,588
3.000%, 8/1/31	198,926	204,984
4.000%, 8/1/31	11,516	12,238
3.000%, 9/1/31	24,561	25,330
2.000%, 10/1/31	10,981	10,933
2.500%, 10/1/31	191,033	193,686
2.000%, 11/1/31	139,053	138,444
2.500%, 11/1/31	82,766	83,920
2.000%, 12/1/31	14,446	14,382
2.500%, 2/1/32	5,653	5,726
3.500%, 2/1/32	108,441	113,349
2.000%, 3/1/32	89,592	89,199
2.500%, 3/1/32	20,566	20,876
3.500%, 4/1/32	245,072	257,314
3.500%, 5/1/32	172,245	180,634
3.000%, 6/1/32	48,857	50,510
2.500%, 8/1/32	140,237	142,042
3.000%, 9/1/32	46,396	47,908
2.500%, 2/1/33	243,504	246,638
4.000%, 10/1/33	240,213	255,321
4.000%, 11/1/33	303,309	322,224
6.000%, 2/1/34	26,076	29,499
5.500%, 5/1/34	117,391	130,944
6.000%, 8/1/34	14,481	16,414
3.000%, 9/1/34	2,302,258	2,371,311
3.500%, 12/1/34	1,834,802	1,912,891
5.000%, 2/1/35	141,920	155,906
5.500%, 2/1/35	65,146	72,667
6.000%, 4/1/35	230,455	260,264
5.000%, 9/1/35	8,071	8,837
5.500%, 12/1/35	40,414	45,008
4.000%, 1/1/36	49,723	52,784
3.000%, 10/1/36	4,613	4,773
3.000%, 11/1/36	47,584	49,256
3.000%, 12/1/36	70,695	73,165
6.000%, 2/1/38	11,498	13,209
6.000%, 3/1/38	3,596	4,127
6.000%, 5/1/38	11,665	13,411
6.000%, 10/1/38	3,701	4,245
6.000%, 12/1/38	4,999	5,733
5.500%, 1/1/39	18,760	21,048
4.000%, 5/1/39	564	599
4.000%, 6/1/39	13,876	14,799
4.000%, 7/1/39	19,406	20,610
4.500%, 7/1/39	176,260	190,935
5.500%, 9/1/39	51,370	56,986
5.500%, 12/1/39	29,141	32,326
5.500%, 3/1/40	3,529	3,961
6.500%, 5/1/40	94,341	109,899
4.000%, 7/1/40	43,865	46,889
4.500%, 7/1/40	38,028	41,136
4.000%, 8/1/40	79,182	84,640
4.000%, 9/1/40	78,475	83,884
4.000%, 10/1/40	262,301	280,766
4.000%, 11/1/40	13,877	14,833
4.000%, 12/1/40	981,855	1,049,534
4.000%, 4/1/41	6,792	7,260
5.500%, 4/1/41	6,659	7,362
4.500%, 5/1/41	2,454	2,668
4.500%, 7/1/41	8,466	9,145
5.000%, 7/1/41	182,672	200,116
5.000%, 8/1/41	4,672	5,111
4.000%, 9/1/41	180,025	192,435
4.500%, 9/1/41	26,046	28,133
4.000%, 10/1/41	11,617	12,411
4.500%, 10/1/41	8,060	8,763
4.000%, 12/1/41	48,295	52,152
3.500%, 1/1/42	37,732	39,633
4.000%, 1/1/42	76,084	81,280
4.000%, 2/1/42	40,815	43,603
3.500%, 4/1/42	19,486	20,468
3.500%, 5/1/42	10,803	11,387
4.000%, 5/1/42	90,165	96,239
3.500%, 6/1/42	5,421	5,695
4.000%, 6/1/42	22,533	24,051
3.500%, 7/1/42	4,770	5,010
4.000%, 7/1/42	157,758	170,150
3.000%, 8/1/42	214,533	221,839
3.500%, 8/1/42	9,318	9,788
4.000%, 8/1/42	12,958	13,831
4.500%, 8/1/42	19,776	21,238
3.500%, 9/1/42	47,056	49,427
4.000%, 9/1/42	23,042	24,594
4.500%, 9/1/42	33,215	35,960
3.500%, 10/1/42	37,199	39,073
3.000%, 12/1/42	58,019	59,940
3.500%, 12/1/42	55,345	58,133
4.000%, 12/1/42	97,056	104,346
3.000%, 1/1/43	115,639	119,564
4.000%, 1/1/43	38,010	40,606
3.000%, 2/1/43	223,745	231,453
3.500%, 2/1/43	45,563	48,001
3.000%, 3/1/43	443,291	457,208
3.500%, 3/1/43	59,105	62,224
4.000%, 3/1/43	14,965	16,020
3.000%, 4/1/43	312,485	322,482
3.500%, 4/1/43	2,454	2,572
3.000%, 5/1/43	421,263	435,646
3.500%, 5/1/43	12,626	13,276
3.000%, 6/1/43	77,286	80,132
3.500%, 6/1/43	51,769	54,539
3.000%, 7/1/43	612,402	633,539
3.500%, 7/1/43	176,297	185,496
3.000%, 8/1/43	42,095	43,305
3.500%, 8/1/43	153,993	162,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 9/1/43	$57,963	$61,738
4.000%, 10/1/43	170,661	182,318
3.500%, 11/1/43	102,207	107,356
4.500%, 11/1/43	159,849	176,554
4.500%, 12/1/43	32,228	34,267
5.000%, 12/1/43	266,812	292,313
4.500%, 1/1/44	48,291	51,331
3.500%, 5/1/44	466,292	493,278
3.500%, 6/1/44	415,232	436,148
4.500%, 6/1/44	315,429	342,282
3.500%, 7/1/44	48,274	50,857
4.000%, 8/1/44	469,723	509,587
3.000%, 10/1/44	2,336,261	2,403,414
4.000%, 12/1/44	31,348	33,763
3.500%, 2/1/45	49,008	51,385
4.000%, 2/1/45	39,606	42,559
4.000%, 5/1/45	41,370	44,881
3.500%, 7/1/45	128,461	134,945
4.500%, 7/1/45	93,179	101,693
3.500%, 10/1/45	88,868	92,373
4.000%, 10/1/45	231,937	248,984
3.500%, 11/1/45	157,101	165,947
4.000%, 11/1/45	84,655	89,620
4.500%, 11/1/45	136,405	148,155
3.500%, 12/1/45	35,881	37,958
4.000%, 12/1/45	180,866	192,824
4.500%, 12/1/45	71,686	77,319
4.000%, 1/1/46	39,082	41,365
4.000%, 2/1/46	64,910	69,608
3.500%, 3/1/46	49,928	52,287
3.500%, 4/1/46	97,026	101,141
3.500%, 5/1/46	30,292	31,723
3.000%, 6/1/46	65,136	67,346
3.500%, 6/1/46	141,395	147,988
4.000%, 6/1/46	157,944	166,757
4.500%, 7/1/46	222,443	245,690
3.000%, 8/1/46	3,360	3,486
3.500%, 8/1/46	63,280	66,270
3.000%, 9/1/46	82,211	85,030
3.500%, 9/1/46	68,676	72,230
3.000%, 11/1/46	180,143	185,662
3.500%, 11/1/46	149,262	157,136
4.000%, 11/1/46	44,908	48,310
3.000%, 12/1/46	3,305,370	3,383,176
3.500%, 12/1/46	299,374	314,312
3.000%, 1/1/47	16,439	16,994
3.500%, 1/1/47	327,797	346,204
4.000%, 1/1/47	25,490	27,630
2.500%, 2/1/47	2,451,508	2,452,916
3.000%, 2/1/47	122,038	125,941
3.500%, 2/1/47	37,698	39,774
3.000%, 3/1/47	122,670	126,306
4.000%, 3/1/47	4,684,301	4,953,878
3.000%, 4/1/47	3,567,764	3,650,247
3.500%, 5/1/47	92,713	97,591
3.500%, 6/1/47	55,400	58,260
3.500%, 7/1/47	38,265	40,252
4.000%, 8/1/47	79,245	84,063
3.500%, 10/1/47	80,175	84,564
4.500%, 10/1/47	16,806	18,189
3.500%, 11/1/47	50,672	53,589
4.500%, 11/1/47	242,608	261,038
3.500%, 12/1/47	466,156	490,711
3.500%, 1/1/48	305,311	322,001
4.500%, 1/1/48	209,256	225,370
4.000%, 3/1/48	146,356	158,594
4.000%, 4/1/48	89,652	97,008
4.500%, 4/1/48	52,380	57,935
4.500%, 5/1/48	1,383,240	1,498,749
3.500%, 6/1/48	3,797,695	3,917,787
4.500%, 7/1/48	32,437	35,620
4.000%, 8/1/48	474,568	502,211
4.500%, 8/1/48	155,458	168,206
3.000%, 11/1/48	339,674	346,677
4.500%, 11/1/48	137,811	148,176
4.500%, 2/1/49	465,971	503,783
4.500%, 5/1/49	626,360	696,371
UMBS, 15 Year, Single Family
3.000%, 10/25/34 TBA	812,000	829,889
4.500%, 10/25/34 TBA	279,000	286,912
UMBS, 30 Year, Single Family
3.000%, 10/25/49 TBA	1,253,569	1,272,373
3.500%, 10/25/49 TBA	2,425,418	2,487,948
4.000%, 10/25/49 TBA	496,000	514,677
4.500%, 10/25/49 TBA	1,984,000	2,088,935
5.000%, 10/25/49 TBA	259,000	277,434
3.000%, 11/25/49 TBA	5,000,000	5,071,875
3.500%, 11/25/49 TBA	19,600,000	20,106,844
4.000%, 11/25/49 TBA	11,974,000	12,430,977
4.500%, 11/25/49 TBA	2,500,000	2,633,789
3.000%, 12/25/49 TBA	25,600,000	25,949,000
3.500%, 12/25/49 TBA	4,300,000	4,411,363

Total Mortgage-Backed Securities		213,885,764

Municipal Bonds (1.5%)
Aldine Texas Independent School District School Building, Series 2018, PSF-GTD
5.000%, 2/15/43	10,000	12,122
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A
6.449%, 2/15/44	55,000	79,947
American Municipal Power, Inc., Revenue Bonds, Class B
7.834%, 2/15/41	20,000	32,531
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	34,774
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	39,129
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015
5.000%, 11/1/40	20,000	23,337
City of Aurora, Colorado Acting by and Through Its Utility Enterprise First Lien Water Refunding Bonds, Series 2016
5.000%, 8/1/41	50,000	59,908
5.000%, 8/1/46	30,000	35,639
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	300,000	301,704
City of Cleveland, Ohio Various Purpose General Obligation Bonds, Series 2018
5.000%, 12/1/43	70,000	84,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1
5.000%, 4/1/43	$110,000	$133,643
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	105,000	150,640
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.500%, 6/15/43	270,000	283,983
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	66,402
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	64,242
City of San Antonio, Water System, Series C
5.000%, 5/15/46	150,000	177,929
Colorado Health Facilities Authority Revenue Bonds, Commonspirit Health Series 2019A-2
5.000%, 8/1/44	160,000	190,904
Commonwealth Financing Authourity PA Revenue Taxable-Series 2019A
3.807%, 6/1/41	160,000	176,958
Commonwealth Massachusetts General Obligations Bonds, Taxable Series H
2.900%, 9/1/49	60,000	58,470
Connecticut St Taxable-Teachers Retirement-A (CT)
5.850%, 3/15/32	85,000	111,811
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	40,097
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	154,925
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	84,367
County of Miami-Dade, Florida Aviation Revenue, Series C
4.062%, 10/1/31	25,000	27,745
District of Columbia General Obligation Bonds, Series 2016A
5.000%, 6/1/41	180,000	213,921
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B
5.000%, 7/1/46	450,000	523,498
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	48,304
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2016A
3.651%, 1/15/46	10,000	11,177
Hospital Authority Of The City Of Dubois Hospital Revenue Bonds, Series 2018
5.000%, 7/15/43	20,000	23,478
Housing & Community Development Authority, Series A, GNMA, GNMA COLL
3.800%, 7/1/38	10,000	10,809
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A
5.000%, 12/1/47	20,000	23,821
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2015A
5.000%, 10/1/45	40,000	45,695
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A
5.000%, 10/1/46	130,000	153,113
Long Island Power Authority Electric System General Revenue Bonds, Series 2017
5.000%, 9/1/47	70,000	83,860
Los Angeles Department of Water & Power Power System Revenue Bonds
6.603%, 7/1/50	25,000	41,498
Louisiana Public Facilities Authority Revenue Bonds, Series 2018E
5.000%, 7/1/48	20,000	23,873
Massachusetts Development Finance Agency
5.000%, 7/1/44	40,000	46,563
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2
5.000%, 7/1/43	30,000	35,892
5.000%, 7/1/48	30,000	35,555
Mesquite Independent School District, PSF-GTD
5.000%, 8/15/43	180,000	217,388
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A
5.000%, 7/1/41	40,000	46,694
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	65,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Green Bonds, Series 2019B
5.000%, 11/15/52	$50,000	$60,307
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	10,800
4.050%, 10/1/48	10,000	10,763
4.150%, 10/1/53	30,000	32,158
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B
3.550%, 10/1/33	10,000	10,721
New Hope Cultural Education Facilities Finance Corporation Hospital Revenue Bonds, Series 2017A
5.000%, 8/15/47	20,000	23,734
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM
(Zero Coupon), 2/15/22	800,000	759,488
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,670,000	1,674,325
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010C
5.754%, 12/15/28	50,000	58,371
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	90,233
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	55,000	72,975
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	21,249
4.000%, 11/1/53	50,000	53,034
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B
3.850%, 11/1/43	50,000	52,999
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A
4.200%, 11/1/44	210,000	219,887
New York City Municipal Water Finance Authority Water and System Revenue Bonds
5.440%, 6/15/43	25,000	34,815
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	241,319
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2018-CC-1
5.000%, 6/15/48	80,000	95,748
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2014A, Subseries A-2
3.650%, 11/1/24	55,000	58,312
3.750%, 11/1/25	55,000	58,337
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3
3.900%, 8/1/31	70,000	77,148
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4
3.550%, 5/1/25	75,000	80,708
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds, Series 2018, AGM
5.000%, 1/1/35	20,000	24,813
North Las Vegas, Nevada General Obligation Wastewater Reclamation System Refunding Bonds, Series 2019
5.000%, 6/1/28	140,000	176,394
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds, Series 2014
5.000%, 11/15/49	180,000	206,266
Oregon School Boards Association, Taxable-Pension- Series 2002B, NATL-RE
5.550%, 6/30/28	105,000	125,744
Oregon School Boards Association, Taxable-Pension- Series 2003B, NATL-RE
5.680%, 6/30/28	75,000	90,278
Oregon St Taxable-Pension (OR)
5.892%, 6/1/27	115,000	139,894
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2016 A-1
5.000%, 12/1/46	20,000	23,301
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2017 B-1
5.250%, 6/1/47	30,000	35,605
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B
5.000%, 12/1/48	40,000	48,202
Putnam County Development Authority Pollution Control Revenue Refunding Bonds, Series 2018A
5.000%, 3/15/42	40,000	47,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	$545,000	$591,221
Rutgers The State University of New Jersey
5.665%, 5/1/40	110,000	150,151
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE
(ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 1.962%, 12/1/35(k)	120,000	115,124
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A
5.000%, 12/1/45	40,000	46,452
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	195,000	327,536
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D
2.388%, 12/1/23	15,000	15,088
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	75,466
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	111,424
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 10/1/19	36,000	36,000
7.550%, 4/1/39	110,000	181,991
State Of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N
5.000%, 3/15/38	310,000	380,373
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	216,628
State of Minnesota, Series A
5.000%, 8/1/36	70,000	88,686
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	59,838
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C
5.000%, 2/1/39	120,000	147,734
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	10,817
3.850%, 7/1/43	10,000	10,664
3.950%, 1/1/49	10,000	10,670
The Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1
5.000%, 11/1/50	20,000	23,360
The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2018, Series A
5.000%, 1/1/46	100,000	120,952
5.000%, 1/1/48	70,000	84,477
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F
5.000%, 11/1/46	150,000	181,160
The Health And Educational Facilities Board Of The Metropolitan Government Of Nashville And Davidson County, Tennessee Revenue Bonds, Series 2016A
5.000%, 7/1/40	10,000	11,692
The Regents of The University of California General Revenue Bonds 2009, Series R
5.770%, 5/15/43	315,000	428,466
The Regents of The University of California Medical Center Pooled Revenue Bonds, Series 2016L
5.000%, 5/15/47	20,000	23,365
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A
5.000%, 11/15/47	130,000	156,239
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	59,027
University of California, General Revenue Bonds, Series 2015-AO
5.000%, 5/15/32	30,000	35,691
University of California, General Revenue Bonds, Series 2019-BD
3.349%, 7/1/29	85,000	92,885
Utah Transit Authority Sales Tax Revenue Taxable, Series B
5.937%, 6/15/39	90,000	125,551

Total Municipal Bonds		12,710,610

Supranational (0.6%)
African Development Bank
3.000%, 12/6/21	60,000	61,577
1.625%, 9/16/22	125,000	124,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Asian Development Bank
2.125%, 11/24/21	$50,000	$50,461
2.000%, 2/16/22(x)	100,000	100,760
1.875%, 2/18/22	100,000	100,473
1.875%, 7/19/22	250,000	251,554
1.750%, 9/13/22	150,000	150,483
2.750%, 3/17/23	85,000	88,184
2.625%, 1/12/27	50,000	53,089
Council of Europe Development Bank
1.750%, 9/26/22	50,000	50,167
2.500%, 2/27/24	30,000	31,034
European Bank for Reconstruction & Development
2.750%, 4/26/21	25,000	25,363
2.125%, 3/7/22	100,000	101,091
2.750%, 3/7/23	25,000	25,912
European Investment Bank
4.000%, 2/16/21	91,000	93,700
2.000%, 3/15/21	125,000	125,373
2.500%, 4/15/21	50,000	50,552
2.375%, 5/13/21	150,000	151,468
2.250%, 3/15/22	225,000	228,191
2.625%, 5/20/22	50,000	51,255
2.875%, 8/15/23	100,000	104,611
3.250%, 1/29/24	50,000	53,358
2.625%, 3/15/24	85,000	88,641
2.250%, 6/24/24	200,000	205,692
1.875%, 2/10/25	100,000	101,122
2.125%, 4/13/26	75,000	77,126
Inter-American Development Bank
2.125%, 11/9/20(x)	50,000	50,155
1.875%, 3/15/21(x)	100,000	100,134
1.750%, 4/14/22	100,000	100,217
1.750%, 9/14/22(x)	100,000	100,330
2.500%, 1/18/23	100,000	102,770
3.000%, 2/21/24	75,000	79,350
2.125%, 1/15/25	100,000	102,440
2.250%, 6/18/29	50,000	52,223
International Bank for Reconstruction & Development
2.125%, 11/1/20	75,000	75,234
1.625%, 3/9/21	100,000	99,792
1.375%, 5/24/21	75,000	74,567
2.250%, 6/24/21	125,000	126,119
1.375%, 9/20/21(x)	100,000	99,397
2.125%, 7/1/22	300,000	303,652
2.125%, 2/13/23	68,000	69,070
1.750%, 4/19/23	100,000	100,409
1.875%, 6/19/23	100,000	100,916
2.500%, 3/19/24	100,000	103,757
2.500%, 7/29/25	75,000	78,523
3.125%, 11/20/25	25,000	26,973
1.875%, 10/27/26	150,000	151,911
International Finance Corp.
1.125%, 7/20/21	100,000	98,981
2.875%, 7/31/23	30,000	31,312
Nordic Investment Bank
2.250%, 2/1/21	200,000	201,134

Total Supranational		4,975,130

U.S. Government Agency Securities (0.5%)
FFCB
1.620%, 4/20/21	150,000	149,370
FHLB
4.125%, 3/13/20	1,000	1,011
2.625%, 10/1/20	250,000	252,022
1.950%, 11/5/20	100,000	99,959
1.375%, 2/18/21	100,000	99,532
1.875%, 7/7/21	45,000	45,138
2.160%, 8/17/22	75,000	75,021
2.500%, 2/13/24	200,000	207,622
2.875%, 9/13/24	75,000	79,344
3.250%, 11/16/28(x)	250,000	278,992
FHLMC
1.875%, 11/17/20	100,000	100,062
2.000%, 11/20/20	100,000	99,980
2.375%, 2/16/21	250,000	252,599
2.375%, 1/13/22	300,000	304,789
FNMA
1.500%, 11/30/20	100,000	99,664
1.875%, 12/28/20	100,000	100,088
2.000%, 1/5/22(x)	200,000	201,587
2.250%, 4/12/22	500,000	507,675
1.375%, 9/6/22	100,000	99,473
1.750%, 7/2/24	100,000	101,305
2.625%, 9/6/24	332,000	348,508
2.125%, 4/24/26(x)	110,000	113,148
1.875%, 9/24/26	100,000	101,522
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,561
2.875%, 9/15/24	50,000	52,826

Total U.S. Government Agency Securities		3,864,798

U.S. Treasury Obligations (27.6%)
U.S. Treasury Bonds
7.875%, 2/15/21(x)	91,000	98,465
7.125%, 2/15/23	200,000	236,125
6.875%, 8/15/25	200,000	258,930
6.750%, 8/15/26	100,000	133,336
4.250%, 5/15/39	208,000	286,496
4.500%, 8/15/39	208,000	295,782
4.375%, 11/15/39	908,000	1,273,505
4.625%, 2/15/40	100,000	144,750
4.375%, 5/15/40	200,000	281,281
4.375%, 5/15/41(z)	3,200,000	4,523,000
3.125%, 2/15/43	2,075,000	2,475,005
2.875%, 5/15/43	2,675,000	3,067,055
3.625%, 8/15/43#	3,375,000	4,352,695
3.750%, 11/15/43#	1,075,000	1,414,045
3.625%, 2/15/44	200,000	258,563
3.375%, 5/15/44	1,200,000	1,494,937
3.000%, 5/15/45	300,000	353,227
2.875%, 8/15/45	1,300,000	1,497,844
2.250%, 8/15/46(v)	600,000	615,281
2.875%, 11/15/46	749,000	866,704
3.000%, 5/15/47	3,400,000	4,028,469
3.000%, 2/15/48	2,149,000	2,551,182
2.875%, 5/15/49(z)	4,100,000	4,781,785
2.250%, 8/15/49#	1,369,000	1,408,198
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/42 TIPS	1,135,470	1,195,082
0.750%, 2/15/45 TIPS	108,956	113,848
1.000%, 2/15/46 TIPS	541,415	599,522
0.875%, 2/15/47 TIPS	425,152	459,056
1.000%, 2/15/48 TIPS	832,360	928,244
1.000%, 2/15/49 TIPS	305,883	343,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS(x)	$8,765,260	$8,876,196
0.625%, 1/15/26 TIPS	2,915,433	2,988,034
0.375%, 7/15/27 TIPS	1,363,518	1,383,944
0.750%, 7/15/28 TIPS	5,539,945	5,813,480
0.875%, 1/15/29 TIPS	3,759,607	3,988,708
U.S. Treasury Notes
2.000%, 7/31/20	2,984,000	2,987,147
1.625%, 11/30/20	700,000	698,585
1.875%, 12/15/20	2,500,000	2,502,344
1.750%, 12/31/20	600,000	599,666
2.375%, 12/31/20	600,000	604,260
2.500%, 12/31/20	2,236,000	2,255,216
2.000%, 1/15/21	1,100,000	1,102,933
1.375%, 1/31/21	1,900,000	1,889,943
2.125%, 1/31/21	1,975,000	1,984,027
2.500%, 1/31/21	750,000	756,965
2.250%, 2/15/21	550,000	553,626
3.625%, 2/15/21	500,000	512,612
1.125%, 2/28/21	500,000	495,635
2.000%, 2/28/21	250,000	250,866
2.375%, 3/15/21	1,350,000	1,362,010
1.250%, 3/31/21	2,000,000	1,985,547
2.250%, 3/31/21	1,000,000	1,007,344
1.375%, 4/30/21	1,850,000	1,839,865
2.250%, 4/30/21	450,000	453,617
3.125%, 5/15/21	636,000	650,006
1.375%, 5/31/21	525,000	522,057
2.000%, 5/31/21	500,000	502,319
1.125%, 6/30/21	2,000,000	1,980,156
2.125%, 6/30/21	900,000	906,715
1.125%, 7/31/21	2,020,000	2,000,017
1.750%, 7/31/21(x)	1,807,000	1,809,647
2.250%, 7/31/21	1,000,000	1,010,078
2.125%, 8/15/21	1,952,000	1,967,746
1.125%, 8/31/21	400,000	395,957
2.000%, 8/31/21	400,000	402,449
1.125%, 9/30/21	400,000	395,895
2.125%, 9/30/21	300,000	302,748
1.250%, 10/31/21	1,575,000	1,562,203
2.000%, 10/31/21	1,950,000	1,963,559
2.000%, 11/15/21	537,000	541,038
1.750%, 11/30/21	500,000	501,133
1.875%, 11/30/21	550,000	552,868
2.000%, 12/31/21	500,000	504,062
2.125%, 12/31/21	500,000	505,420
1.500%, 1/31/22	4,709,000	4,696,124
1.875%, 1/31/22	500,000	502,763
2.000%, 2/15/22	1,852,000	1,868,928
2.500%, 2/15/22	500,000	510,127
1.750%, 2/28/22	475,000	476,456
1.875%, 2/28/22	475,000	477,774
1.750%, 3/31/22	500,000	501,875
1.875%, 3/31/22	500,000	503,389
1.750%, 4/30/22	3,430,000	3,442,997
1.875%, 4/30/22	400,000	402,687
1.750%, 5/15/22	478,000	479,895
1.750%, 5/31/22	780,000	782,910
1.875%, 5/31/22	2,500,000	2,518,310
1.750%, 6/30/22	650,000	652,831
2.125%, 6/30/22	325,000	329,685
1.875%, 7/31/22	450,000	453,401
1.500%, 8/15/22	153,000	152,653
1.625%, 8/15/22	378,000	378,495
1.625%, 8/31/22	300,000	300,270
1.875%, 8/31/22(v)	2,300,000	2,319,406
1.500%, 9/15/22	300,000	299,438
1.750%, 9/30/22	650,000	653,199
1.875%, 9/30/22	1,200,000	1,210,594
1.875%, 10/31/22	500,000	504,414
2.000%, 10/31/22(v)	550,000	556,768
1.625%, 11/15/22	650,000	650,901
2.000%, 11/30/22	500,000	506,289
2.125%, 12/31/22	1,912,000	1,944,788
1.750%, 1/31/23	775,000	779,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 2/15/23		$725,000	$734,870
1.500%, 2/28/23		645,000	643,262
1.500%, 3/31/23		575,000	573,652
1.625%, 4/30/23		600,000	600,891
1.750%, 5/15/23		633,000	636,684
1.625%, 5/31/23		925,000	926,825
2.750%, 5/31/23		1,487,000	1,548,803
1.375%, 6/30/23		1,900,000	1,886,232
2.625%, 6/30/23		200,000	207,625
1.250%, 7/31/23		850,000	839,773
2.500%, 8/15/23		800,000	827,828
1.375%, 8/31/23		850,000	843,824
1.375%, 9/30/23		850,000	843,841
1.625%, 10/31/23		900,000	901,986
2.750%, 11/15/23		950,000	994,346
2.125%, 11/30/23		1,050,000	1,073,112
2.250%, 12/31/23		1,420,000	1,459,383
2.250%, 1/31/24		2,750,000	2,827,988
2.500%, 1/31/24		1,200,000	1,246,453
2.750%, 2/15/24		837,000	878,621
2.125%, 2/29/24		2,650,000	2,712,938
2.125%, 3/31/24		2,230,000	2,283,747
2.000%, 4/30/24		1,625,000	1,655,977
2.500%, 5/15/24		1,037,000	1,079,776
2.000%, 5/31/24		1,200,000	1,224,094
1.750%, 6/30/24		508,000	512,336
2.000%, 6/30/24		550,000	560,710
1.750%, 7/31/24(x)		2,523,000	2,545,520
2.125%, 7/31/24(z)		8,037,000	8,243,105
2.375%, 8/15/24		1,200,000	1,244,906
1.250%, 8/31/24		1,500,000	1,479,111
1.875%, 8/31/24		1,800,000	1,826,543
1.500%, 9/30/24		78,000	77,811
2.125%, 9/30/24		1,650,000	1,693,506
2.250%, 10/31/24		1,800,000	1,859,027
2.250%, 11/15/24		1,100,000	1,136,180
2.125%, 11/30/24		300,000	308,109
2.250%, 12/31/24		850,000	878,604
2.500%, 1/31/25		200,000	209,348
2.000%, 2/15/25		3,757,000	3,836,763
2.125%, 5/15/25		3,841,000	3,949,928
2.000%, 8/15/25		1,250,000	1,277,832
2.250%, 11/15/25		1,100,000	1,140,885
1.625%, 2/15/26		1,075,000	1,075,483
1.625%, 5/15/26		1,150,000	1,150,539
1.500%, 8/15/26		3,154,000	3,128,682
2.000%, 11/15/26		1,000,000	1,025,625
2.250%, 2/15/27		1,125,000	1,173,757
2.375%, 5/15/27		1,250,000	1,317,114
2.250%, 8/15/27(z)		6,457,000	6,750,087
2.250%, 11/15/27		1,260,000	1,318,201
2.750%, 2/15/28		1,310,000	1,422,297
2.875%, 5/15/28		1,160,000	1,273,145
2.875%, 8/15/28		2,721,000	2,992,090
3.125%, 11/15/28		2,078,000	2,333,286
2.625%, 2/15/29		3,250,000	3,518,062
2.375%, 5/15/29		5,430,000	5,767,572
1.625%, 8/15/29		3,299,000	3,284,825

Total U.S. Treasury Obligations			234,824,622

Total Long-Term Debt Securities (113.1%) (Cost $956,457,386)			962,874,858

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.0%)
Argentina Treasury Bills
202.12%, 2/26/20(p)(r)	ARS	340,000	3,214

	Number of Shares		Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares		1,224,732	1,225,100

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $400,027, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $408,000.(xx)		$400,000	400,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $300,021, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $306,001.(xx)		300,000	300,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)		1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)		100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $2,254,342, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $2,299,279.(xx)		2,254,195	2,254,195

Total Repurchase Agreements			4,054,195

U.S. Government Agency Security (0.3%)
FHLB
0.00%, 10/1/19(o)(p)		2,900,000	2,900,000

Total Short-Term Investments (1.0%) (Cost $8,183,829)			8,182,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 11/22/2019 at USD 143.00, American Style Notional Amount: USD 1,200,000 Exchange Traded*	12	$—
U.S. Treasury 10 Year Note 11/22/2019 at USD 144.50, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 143.50, American Style Notional Amount: USD 7,300,000 Exchange Traded*	73	—
U.S. Treasury 30 Year Bond 11/22/2019 at USD 225.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—

		—

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 11/22/2019 at EUR 185.50, American Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	109
Euro-Bund 11/22/2019 at EUR 192.00, American Style Notional Amount: EUR 800,000 Exchange Traded*	8	87
Euro-OAT 11/22/2019 at EUR 200.00, American Style Notional Amount: EUR 1,700,000 Exchange Traded*	17	185
Euro-OAT 11/22/2019 at EUR 192.00, American Style Notional Amount: EUR 700,000 Exchange Traded*	7	77
Long-Term Euro-BTP 11/22/2019 at EUR 100.00, American Style Notional Amount: EUR 3,100,000 Exchange Traded*	31	338
Long-Term Euro-BTP 11/22/2019 at EUR 101.00, American Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	109
U.S. Treasury 10 Year Note 11/22/2019 at USD 115.00, American Style Notional Amount: USD 2,700,000 Exchange Traded*	27	—
U.S. Treasury 10 Year Note 11/22/2019 at USD 119.00, American Style Notional Amount: USD 1,700,000 Exchange Traded*	17	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 108.00, American Style Notional Amount: USD 8,700,000 Exchange Traded*	87	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 108.50, American Style Notional Amount: USD 9,100,000 Exchange Traded*	91	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 108.25, American Style Notional Amount: USD 8,800,000 Exchange Traded*	88	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.50, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.00, American Style Notional Amount: USD 1,900,000 Exchange Traded*	19	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 109.25, American Style Notional Amount: USD 300,000 Exchange Traded*	3	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 110.50, American Style Notional Amount: USD 3,500,000 Exchange Traded*	35	—
U.S. Treasury 5 Year Note 11/22/2019 at USD 111.50, American Style Notional Amount: USD 8,900,000 Exchange Traded*	89	—

		905

Total Options Purchased (0.0%) (Cost $5,882)		905

Total Investments Before Securities Sold Short (114.1%) (Cost $964,647,097)		971,058,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.2%)
GNMA
4.000%, 10/15/49 TBA	$(259,000)	$(269,319)
UMBS, 15 Year, Single Family
3.500%, 10/25/34 TBA	(34,144)	(35,313)
4.000%, 10/25/34 TBA	(370,000)	(385,089)
2.500%, 11/25/34 TBA	(390,000)	(393,260)
UMBS, 30 Year, Single Family
5.500%, 10/25/49 TBA	(197,000)	(213,360)
6.000%, 10/25/49 TBA	(38,000)	(42,064)
3.000%, 11/25/49 TBA	(180,000)	(182,588)

Total Securities Sold Short (-0.2%) (Proceeds Received $1,517,338)		(1,520,993)

Total Investments after Securities Sold Short (113.9%) (Cost $963,129,759)		969,537,279
Other Assets Less Liabilities (-13.9%)		(118,204,243)

Net Assets (100%)		$851,333,036

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2019, the market value of these securities amounted to $141,209,655 or 16.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $236,384.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $21,746,415 or 2.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2019.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $347,341.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $6,029,925. This was collateralized by $2,102,491 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/1/19 – 2/15/48 and by cash of $4,054,195 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARLLMONP — Argentina Blended Policy Rate

ARM — Adjustable Rate Mortgage

ARS — Argentina Peso

AUD — Australian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL — Insured by National Public Finance Guarantee Corp.

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	105	12/2019	EUR	16,690,622	288,427
U.S. Treasury 2 Year Note	42	12/2019	USD	9,051,000	(18,596)
U.S. Treasury 5 Year Note	602	12/2019	USD	71,727,359	(354,031)
U.S. Treasury 10 Year Note	19	12/2019	USD	2,475,938	(2,437)
U.S. Treasury Ultra Bond	38	12/2019	USD	7,292,438	(143,288)

					(229,925)

Short Contracts
Australia 10 Year Bond	(96)	12/2019	AUD	(9,547,527)	(56,095)
Australia 3 Year Bond	(12)	12/2019	AUD	(937,027)	(3,709)
Euro-Bobl	(25)	12/2019	EUR	(3,696,293)	9,852
Euro-Bund	(25)	12/2019	EUR	(4,748,095)	195
Euro-Buxl	(4)	12/2019	EUR	(948,256)	16,457
Euro-OAT	(26)	12/2019	EUR	(4,826,364)	63,294
Euro-Schatz	(28)	12/2019	EUR	(3,428,154)	4,640
Japan 10 Year Bond	(13)	12/2019	JPY	(18,638,243)	5,354
Long Gilt	(80)	12/2019	GBP	(13,204,383)	(74,307)
U.S. Treasury 5 Year Note	(21)	12/2019	USD	(2,502,117)	(3,085)
U.S. Treasury 10 Year Note	(49)	12/2019	USD	(6,385,313)	12,166
U.S. Treasury Long Bond	(44)	12/2019	USD	(7,141,750)	(158,562)
3 Month Euro Euribor	(73)	9/2020	EUR	(19,999,996)	23,201
3 Month Euro Euribor	(101)	12/2020	EUR	(27,673,980)	25,301

					(135,298)

					(365,223)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,149,000	USD	1,401,676	Goldman Sachs Bank USA	10/2/2019	11,077
USD	1,471,399	AUD	2,179,000	HSBC Bank plc	10/2/2019	683
USD	309,227	EUR	280,000	Bank of America	10/2/2019	4,041
USD	8,941,372	EUR	8,071,000	Barclays Bank plc	10/2/2019	144,385
USD	194,775	EUR	176,000	HSBC Bank plc	10/2/2019	2,944
USD	79,672	EUR	72,000	JPMorgan Chase Bank	10/2/2019	1,195
USD	326,364	GBP	262,000	Goldman Sachs Bank USA	10/2/2019	4,223
USD	1,238,011	GBP	1,005,000	HSBC Bank plc	10/2/2019	2,313
USD	323,823	GBP	262,000	JPMorgan Chase Bank	10/2/2019	1,681
USD	1,106,500	EUR	1,004,000	Australia & New Zealand Banking Group Ltd.	10/3/2019	12,107
USD	5,556,719	GBP	4,448,000	Citibank NA	10/3/2019	87,452
USD	1,245,289	AUD	1,841,000	Bank of America	11/4/2019	1,170
USD	6,451,930	EUR	5,895,000	JPMorgan Chase Bank	11/4/2019	9,432
USD	6,714,530	GBP	5,442,000	Bank of America	11/4/2019	13,657
USD	374,795	MXN	7,343,806	BNP Paribas	11/6/2019	4,963
USD	648,587	CHF	626,000	HSBC Bank plc	11/15/2019	18,918
USD	1,957,834	JPY	207,100,000	Barclays Bank plc	11/15/2019	36,652
USD	1,174,294	JPY	123,600,000	Goldman Sachs Bank USA	11/15/2019	27,708
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	102,473
USD	176,770	MYR	740,401	Goldman Sachs Bank USA**	12/18/2019	130
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	103,677
JPY	67,710,000	USD	625,653	Citibank NA	3/16/2020	8,021
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	41,961

Total unrealized appreciation						640,863

AUD	338,000	USD	231,268	JPMorgan Chase Bank	10/2/2019	(3,135)
EUR	2,704,000	USD	2,983,249	Bank of America	10/2/2019	(36,025)
GBP	5,442,000	USD	6,705,466	Bank of America	10/2/2019	(14,256)
GBP	258,000	USD	321,537	Barclays Bank plc	10/2/2019	(4,313)
USD	6,495,364	GBP	5,320,000	HSBC Bank plc	10/2/2019	(45,842)
USD	4,844,463	GBP	3,940,000	BNP Paribas	10/3/2019	(167)
MXN	5,224,000	USD	267,692	HSBC Bank plc	10/9/2019	(3,286)
USD	79,000	MXN	1,577,140	Citibank NA	11/6/2019	(424)
CHF	629,000	USD	652,517	JPMorgan Chase Bank	11/15/2019	(19,830)
JPY	178,200,000	USD	1,680,330	Barclays Bank plc	11/15/2019	(27,240)
JPY	1,169,800,000	USD	11,182,362	HSBC Bank plc	11/15/2019	(330,605)
EUR	510,000	USD	623,995	JPMorgan Chase Bank	12/13/2019	(64,998)
EUR	510,000	USD	628,496	JPMorgan Chase Bank	2/25/2020	(66,419)

Total unrealized depreciation						(616,540)

Net unrealized appreciation						24,323

**	Non-deliverable forward.

Written Call Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	22	USD (2,200,000)	USD 131.00	10/25/2019	(8,937)

Written Put Options Contracts as of September 30, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	29	EUR (2,900,000)	EUR 171.50	10/25/2019	(3,477)
Euro-Bund	Exchange Traded	25	EUR (2,500,000)	EUR 173.50	10/25/2019	(13,352)
Euro-Bund	Exchange Traded	11	EUR (1,100,000)	EUR 174.00	10/25/2019	(8,153)
U.S. Treasury 5 Year Note	Exchange Traded	13	USD (1,300,000)	USD 118.50	10/25/2019	(2,133)

						(27,115)

Total Written Options Contracts (Premiums Received ($40,673))						(36,052)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Asset-Backed Securities	$—	$68,541,898	$—	$68,541,898
Collateralized Debt Obligation	—	166,073	—	166,073
Collateralized Mortgage Obligations	—	103,613,821	—	103,613,821
Commercial Mortgage-Backed Securities	—	35,541,639	—	35,541,639
Corporate Bonds
Communication Services	—	17,286,255	—	17,286,255
Consumer Discretionary	—	10,144,194	—	10,144,194
Consumer Staples	—	15,124,769	—	15,124,769
Energy	—	18,595,427	—	18,595,427
Financials	—	102,872,723	186,381	103,059,104
Health Care	—	20,032,448	—	20,032,448
Industrials	—	18,472,327	—	18,472,327
Information Technology	—	20,948,648	—	20,948,648
Materials	—	4,955,927	—	4,955,927
Real Estate	—	15,458,964	—	15,458,964
Utilities	—	14,211,952	—	14,211,952
Foreign Government Securities	—	24,401,874	8,074	24,409,948
Forward Currency Contracts	—	640,863	—	640,863
Futures	448,887	—	—	448,887
Loan Participations
Industrials	—	2,050,540	—	2,050,540
Mortgage-Backed Securities	—	213,885,764	—	213,885,764
Municipal Bonds	—	12,710,610	—	12,710,610
Options Purchased
Put Options Purchased	905	—	—	905
Short-Term Investments
Foreign Government Treasury Bills	—	—	3,214	3,214
Investment Company	1,225,100	—	—	1,225,100
Repurchase Agreements	—	4,054,195	—	4,054,195
U.S. Government Agency Security	—	2,900,000	—	2,900,000
Supranational	—	4,975,130	—	4,975,130
U.S. Government Agency Securities	—	3,864,798	—	3,864,798
U.S. Treasury Obligations	—	234,824,622	—	234,824,622

Total Assets	$1,674,892	$970,275,461	$197,669	$972,148,022

Liabilities:
Forward Currency Contracts	$—	$(616,540)	$—	$(616,540)
Futures	(814,110)	—	—	(814,110)
Mortgage-Backed Securities	—	(1,520,993)	—	(1,520,993)
Options Written
Call Options	(8,937)	—	—	(8,937)
Put Options	(27,115)	—	—	(27,115)

Total Liabilities	$(850,162)	$(2,137,533)	$—	$(2,987,695)

Total	$824,730	$968,137,928	$197,669	$969,160,327

(a)	A security with a market value of $5,754 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,076,774
Aggregate gross unrealized depreciation	(23,030,500)

Net unrealized appreciation	$4,046,274

Federal income tax cost of investments in securities and derivative instruments, if applicable	$965,114,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	546	$19,765
Bandwidth, Inc., Class A*	693	45,121
Cogent Communications Holdings, Inc.	2,148	118,355
IDT Corp., Class B*	631	6,645
Ooma, Inc.*	1,043	10,847
ORBCOMM, Inc.(x)*	3,068	14,604
Pareteum Corp.(x)*	2,486	3,207
Vonage Holdings Corp.*	7,841	88,603
Zayo Group Holdings, Inc.*	11,637	394,494

		701,641

Entertainment (0.9%)
Eros International plc*	252	481
Glu Mobile, Inc.*	5,984	29,860
IMAX Corp.*	11,902	261,249
Liberty Media Corp.-Liberty Braves, Class A*	530	14,750
Liberty Media Corp.-Liberty Braves, Class C*	1,859	51,587
LiveXLive Media, Inc.(x)*	1,513	3,034
Madison Square Garden Co. (The), Class A*	86	22,663
Rosetta Stone, Inc.*	168	2,923
Spotify Technology SA*	8,163	930,582
Take-Two Interactive Software, Inc.*	2,697	338,042
World Wrestling Entertainment, Inc., Class A(x)	2,270	161,510
Zynga, Inc., Class A*	9,606	55,907

		1,872,588

Interactive Media & Services (1.3%)
Care.com, Inc.*	1,026	10,722
Cargurus, Inc.(x)*	3,799	117,579
Cars.com, Inc.*	469	4,212
Eventbrite, Inc., Class A(x)*	1,887	33,419
EverQuote, Inc., Class A(x)*	439	9,368
Liberty TripAdvisor Holdings, Inc., Class A*	3,748	35,269
Meet Group, Inc. (The)*	2,402	7,866
Pinterest, Inc., Class A(x)*	49,225	1,302,001
QuinStreet, Inc.*	2,336	29,410
Travelzoo*	307	3,282
TripAdvisor, Inc.*	13,485	521,600
TrueCar, Inc.*	4,581	15,575
Yelp, Inc.*	13,849	481,253

		2,571,556

Media (0.5%)
AMC Networks, Inc., Class A*	2,169	106,628
Boston Omaha Corp., Class A(x)*	370	7,337
Cable One, Inc.	225	282,307
Cardlytics, Inc.*	701	23,498
Central European Media Enterprises Ltd., Class A*	4,552	20,461
Clear Channel Outdoor Holdings, Inc.*	496	1,250
Entravision Communications Corp., Class A	603	1,918
Fluent, Inc.(x)*	2,032	5,558
Gray Television, Inc.*	1,907	31,122
Hemisphere Media Group, Inc.*	794	9,703
Interpublic Group of Cos., Inc. (The)	1,838	39,627
Loral Space & Communications, Inc.*	662	27,407
MDC Partners, Inc., Class A*	3,008	8,483
Meredith Corp.	2,025	74,236
National CineMedia, Inc.	361	2,960
New York Times Co. (The), Class A	1,584	45,112
Nexstar Media Group, Inc., Class A	1,784	182,521
Sinclair Broadcast Group, Inc., Class A	2,962	126,596
TechTarget, Inc.*	1,171	26,377

		1,023,101

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,241	24,875
Gogo, Inc.(x)*	2,803	16,902
Shenandoah Telecommunications Co.	2,444	77,646

		119,423

Total Communication Services		6,288,309

Consumer Discretionary (15.1%)
Auto Components (0.2%)
Dorman Products, Inc.*	1,379	109,686
Fox Factory Holding Corp.*	1,927	119,936
Gentherm, Inc.*	1,681	69,064
LCI Industries	1,249	114,721
Standard Motor Products, Inc.	228	11,069
Stoneridge, Inc.*	157	4,862

		429,338

Automobiles (0.0%)
Winnebago Industries, Inc.	1,130	43,336

Distributors (0.2%)
Core-Mark Holding Co., Inc.	2,318	74,443
Funko, Inc., Class A(x)*	920	18,929
Greenlane Holdings, Inc., Class A(x)*	300	1,017
Pool Corp.	1,984	400,173

		494,562

Diversified Consumer Services (1.8%)
Bright Horizons Family Solutions, Inc.*	7,659	1,167,997
Career Education Corp.*	3,554	56,473
Chegg, Inc.*	21,219	635,509
Collectors Universe, Inc.	385	10,965
Grand Canyon Education, Inc.*	13,637	1,339,153
H&R Block, Inc.	1,605	37,910
K12, Inc.*	157	4,145
Regis Corp.*	72	1,456
Select Interior Concepts, Inc., Class A*	324	4,202
Service Corp. International	3,290	157,295
ServiceMaster Global Holdings, Inc.*	1,101	61,546
Sotheby’s*	1,616	92,080
Strategic Education, Inc.	1,093	148,517

		3,717,248

Hotels, Restaurants & Leisure (3.9%)
Biglari Holdings, Inc., Class B*	40	4,360
BJ’s Restaurants, Inc.	1,037	40,277
Bloomin’ Brands, Inc.	4,453	84,295
Boyd Gaming Corp.	3,736	89,477
Brinker International, Inc.	1,460	62,298
Carrols Restaurant Group, Inc.*	110	912
Cheesecake Factory, Inc. (The)(x)	2,122	88,445
Chipotle Mexican Grill, Inc.*	535	449,651
Choice Hotels International, Inc.	753	66,987
Churchill Downs, Inc.	1,801	222,342
Chuy’s Holdings, Inc.*	217	5,373
Cracker Barrel Old Country Store, Inc.(x)	988	160,698
Dave & Buster’s Entertainment, Inc.	10,354	403,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Denny’s Corp.*	2,217	$50,470
Dine Brands Global, Inc.	494	37,475
Domino’s Pizza, Inc.	2,112	516,574
Drive Shack, Inc.(x)*	2,870	12,370
Dunkin’ Brands Group, Inc.	3,976	315,535
Eldorado Resorts, Inc.(x)*	3,372	134,442
Empire Resorts, Inc.*	111	1,069
Everi Holdings, Inc.*	3,488	29,509
Golden Entertainment, Inc.*	438	5,821
Habit Restaurants, Inc. (The), Class A*	343	2,998
Hilton Grand Vacations, Inc.*	607	19,424
Inspired Entertainment, Inc.*	409	2,941
Jack in the Box, Inc.	202	18,406
Kura Sushi USA, Inc., Class A*	87	1,707
Lindblad Expeditions Holdings, Inc.*	1,183	19,827
Marriott Vacations Worldwide Corp.	5,730	593,685
Monarch Casino & Resort, Inc.*	465	19,386
Nathan’s Famous, Inc.	63	4,527
Noodles & Co.(x)*	1,471	8,326
Norwegian Cruise Line Holdings Ltd.*	10,897	564,138
Papa John’s International, Inc.(x)	1,018	53,292
Penn National Gaming, Inc.*	642	11,957
Planet Fitness, Inc., Class A*	23,367	1,352,248
PlayAGS, Inc.*	1,374	14,125
Red Rock Resorts, Inc., Class A	3,597	73,037
Ruth’s Hospitality Group, Inc.	1,472	30,051
Scientific Games Corp., Class A*	2,879	58,588
SeaWorld Entertainment, Inc.*	2,414	63,537
Shake Shack, Inc., Class A*	1,487	145,785
Six Flags Entertainment Corp.	384	19,503
Target Hospitality Corp.(x)*	1,701	11,584
Texas Roadhouse, Inc.	3,382	177,623
Twin River Worldwide Holdings, Inc.	998	22,784
Vail Resorts, Inc.	4,736	1,077,724
Wendy’s Co. (The)	9,571	191,229
Wingstop, Inc.	6,789	592,544
Wyndham Hotels & Resorts, Inc.	1,457	75,385

		8,008,029

Household Durables (2.0%)
Cavco Industries, Inc.*	445	85,480
Century Communities, Inc.*	579	17,735
GoPro, Inc., Class A(x)*	5,814	30,146
Green Brick Partners, Inc.*	102	1,091
Hamilton Beach Brands Holding Co., Class A	363	5,870
Helen of Troy Ltd.*	1,287	202,908
Hooker Furniture Corp.	48	1,029
Installed Building Products, Inc.*	1,169	67,030
iRobot Corp.(x)*	1,402	86,461
KB Home	879	29,886
La-Z-Boy, Inc.	972	32,650
Legacy Housing Corp.*	86	1,393
Lennar Corp., Class A	11,773	657,522
LGI Homes, Inc.*	1,024	85,320
Lovesac Co. (The)*	446	8,327
M/I Homes, Inc.*	16,204	610,081
NVR, Inc.*	294	1,092,901
Purple Innovation, Inc.(x)*	61	459
Roku, Inc.*	5,869	597,229
Skyline Champion Corp.*	2,567	77,241
Sonos, Inc.*	3,595	48,209
Taylor Morrison Home Corp., Class A*	737	19,118
Tempur Sealy International, Inc.*	2,363	182,424
TopBuild Corp.*	1,739	167,692
Universal Electronics, Inc.*	628	31,965
ZAGG, Inc.(x)*	92	577

		4,140,744

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	1,280	18,938
Duluth Holdings, Inc., Class B(x)*	573	4,859
Etsy, Inc.*	15,492	875,298
Groupon, Inc.*	23,336	62,074
GrubHub, Inc.(x)*	4,697	264,018
Leaf Group Ltd.*	542	2,276
Overstock.com, Inc.(x)*	223	2,362
PetMed Express, Inc.(x)	308	5,550
Quotient Technology, Inc.*	419	3,277
RealReal, Inc. (The)(x)*	7,520	168,147
Revolve Group, Inc.(x)*	5,300	123,861
Rubicon Project, Inc. (The)*	1,667	14,520
Shutterstock, Inc.*	986	35,614
Stitch Fix, Inc., Class A(x)*	1,921	36,979
Waitr Holdings, Inc.(x)*	531	682

		1,618,455

Leisure Products (0.5%)
BRP, Inc.	4,100	159,531
Clarus Corp.	421	4,936
Johnson Outdoors, Inc., Class A	164	9,604
Malibu Boats, Inc., Class A*	1,070	32,828
Marine Products Corp.	346	4,899
MasterCraft Boat Holdings, Inc.*	979	14,612
Mattel, Inc.(x)*	12,178	138,707
Peloton Interactive, Inc., Class A(x)*	10,500	263,550
Polaris, Inc.	2,654	233,579
Sturm Ruger & Co., Inc.(x)	788	32,907
YETI Holdings, Inc.(x)*	1,596	44,688

		939,841

Multiline Retail (0.2%)
Nordstrom, Inc.(x)	5,563	187,306
Ollie’s Bargain Outlet Holdings, Inc.*	2,711	158,973

		346,279

Specialty Retail (4.3%)
Aaron’s, Inc.	3,069	197,214
American Eagle Outfitters, Inc.	7,461	121,017
America’s Car-Mart, Inc.*	322	29,527
Asbury Automotive Group, Inc.*	986	100,897
At Home Group, Inc.(x)*	171	1,645
Boot Barn Holdings, Inc.*	9,466	330,363
Burlington Stores, Inc.*	12,156	2,429,012
Camping World Holdings, Inc., Class A(x)	1,694	15,077
Carvana Co.(x)*	2,300	151,800
Children’s Place, Inc. (The)(x)	793	61,053
Designer Brands, Inc., Class A	1,187	20,321
Five Below, Inc.*	14,204	1,791,124
Floor & Decor Holdings, Inc., Class A*	22,005	1,125,556
Hibbett Sports, Inc.*	53	1,214
Hudson Ltd., Class A*	134	1,644
L Brands, Inc.	1,855	36,340
Lithia Motors, Inc., Class A	3,793	502,117
Lumber Liquidators Holdings, Inc.(x)*	286	2,823
MarineMax, Inc.*	65	1,006
Monro, Inc.	1,671	132,026
Murphy USA, Inc.*	272	23,202
National Vision Holdings, Inc.*	22,114	532,284
Rent-A-Center, Inc.	2,515	64,862
RH(x)*	3,640	621,821
Sleep Number Corp.*	1,356	56,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sportsman’s Warehouse Holdings, Inc.*	55,200	$285,936
Tailored Brands, Inc.(x)	2,247	9,887
Williams-Sonoma, Inc.	747	50,781
Winmark Corp.	45	7,938

		8,704,517

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	3,033	100,574
Carter’s, Inc.	3,915	357,087
Centric Brands, Inc.(x)*	843	2,116
Columbia Sportswear Co.	998	96,696
Crocs, Inc.*	3,179	88,249
Deckers Outdoor Corp.*	1,500	221,040
Hanesbrands, Inc.	14,396	220,547
Kontoor Brands, Inc.	543	19,059
Oxford Industries, Inc.	334	23,948
Skechers U.S.A., Inc., Class A*	2,439	91,096
Steven Madden Ltd.	17,754	635,416
Superior Group of Cos., Inc.	143	2,305
Under Armour, Inc., Class A*	4,437	88,474
Under Armour, Inc., Class C*	19,707	357,288
Wolverine World Wide, Inc.	2,076	58,668

		2,362,563

Total Consumer Discretionary		30,804,912

Consumer Staples (2.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	428	155,826
Celsius Holdings, Inc.(x)*	1,238	4,302
Coca-Cola Consolidated, Inc.	242	73,536
Craft Brew Alliance, Inc.*	75	614
MGP Ingredients, Inc.(x)	670	33,286
Monster Beverage Corp.*	6,443	374,081
National Beverage Corp.(x)	599	26,572
New Age Beverages Corp.(x)*	3,735	10,309
Primo Water Corp.(x)*	1,808	22,202

		700,728

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	1,961	50,731
Casey’s General Stores, Inc.	2,367	381,466
Chefs’ Warehouse, Inc. (The)*	1,245	50,198
Grocery Outlet Holding Corp.*	14,723	510,594
HF Foods Group, Inc.(x)*	386	6,581
Performance Food Group Co.*	5,273	242,611
PriceSmart, Inc.	100	7,110
Sprouts Farmers Market, Inc.*	2,885	55,796

		1,305,087

Food Products (1.4%)
B&G Foods, Inc.(x)	327	6,183
Bridgford Foods Corp.(x)*	89	2,685
Calavo Growers, Inc.	826	78,619
Freshpet, Inc.*	1,762	87,695
Hostess Brands, Inc.*	18,200	254,527
J&J Snack Foods Corp.	780	149,760
John B Sanfilippo & Son, Inc.	446	43,084
Lamb Weston Holdings, Inc.	15,003	1,091,018
Lancaster Colony Corp.	701	97,194
Limoneira Co.	224	4,113
Nomad Foods Ltd.*	11,900	243,950
Pilgrim’s Pride Corp.*	979	31,372
Post Holdings, Inc.*	1,505	159,289
Sanderson Farms, Inc.	856	129,538
Simply Good Foods Co. (The)*	12,700	368,173
Tootsie Roll Industries, Inc.(x)	738	27,409
TreeHouse Foods, Inc.*	487	27,004

		2,801,613

Household Products (0.1%)
WD-40 Co.	703	129,029

Personal Products (0.1%)
elf Beauty, Inc.*	210	3,677
Herbalife Nutrition Ltd.*	802	30,364
Inter Parfums, Inc.	895	62,623
Lifevantage Corp.*	720	9,864
Medifast, Inc.(x)	586	60,727
Revlon, Inc., Class A(x)*	320	7,517
USANA Health Sciences, Inc.*	658	45,001
Youngevity International, Inc.(x)*	430	1,922

		221,695

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	5,842	13,203
Turning Point Brands, Inc.(x)	428	9,869
Vector Group Ltd.(x)	5,394	64,241

		87,313

Total Consumer Staples		5,245,465

Energy (0.7%)
Energy Equipment & Services (0.3%)
Cactus, Inc., Class A*	9,594	277,650
DMC Global, Inc.(x)	723	31,797
FTS International, Inc.*	796	1,783
Liberty Oilfield Services, Inc., Class A(x)	23,279	252,112
ProPetro Holding Corp.*	2,346	21,325
RigNet, Inc.*	653	5,061
Solaris Oilfield Infrastructure, Inc., Class A(x)	1,578	21,177
US Well Services, Inc.(x)*	799	1,750

		612,655

Oil, Gas & Consumable Fuels (0.4%)
Altus Midstream Co.(x)*	2,605	7,372
Ardmore Shipping Corp.*	335	2,241
Brigham Minerals, Inc., Class A(x)	590	11,741
Callon Petroleum Co.(x)*	54,800	237,832
CVR Energy, Inc.	636	28,003
Diamondback Energy, Inc.	1,410	126,773
Dorian LPG Ltd.*	292	3,025
Equitrans Midstream Corp.	1,084	15,772
Evolution Petroleum Corp.	1,271	7,423
Falcon Minerals Corp.(x)	314	1,805
GasLog Ltd.	1,390	17,862
Golar LNG Ltd.	399	5,183
Goodrich Petroleum Corp.*	287	3,051
Isramco, Inc.*	35	4,294
Jagged Peak Energy, Inc.(x)*	2,161	15,689
Matador Resources Co.*	575	9,505
NextDecade Corp.(x)*	573	3,300
Parsley Energy, Inc., Class A	7,885	132,468
PrimeEnergy Resources Corp.(x)*	19	2,185
Ring Energy, Inc.*	1,339	2,196
Rosehill Resources, Inc.*	569	1,110
Tellurian, Inc.(x)*	4,877	40,552
Uranium Energy Corp.(x)*	9,219	8,988
WPX Energy, Inc.*	22,616	239,503

		927,873

Total Energy		1,540,528

Financials (5.3%)
Banks (1.4%)
Ameris Bancorp	487	19,597
Atlantic Capital Bancshares, Inc.*	109	1,890
Bank First Corp.(x)	284	18,795
Bank of NT Butterfield & Son Ltd. (The)	937	27,773
Baycom Corp.*	188	4,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cambridge Bancorp(x)	58	$4,351
Century Bancorp, Inc., Class A	25	2,190
CIT Group, Inc.	414	18,758
City Holding Co.	80	6,100
CNB Financial Corp.	77	2,210
Coastal Financial Corp.*	244	3,687
ConnectOne Bancorp, Inc.	443	9,835
Eagle Bancorp, Inc.	105	4,685
Esquire Financial Holdings, Inc.*	133	3,298
FB Financial Corp.	413	15,508
Fidelity D&D Bancorp, Inc.	58	3,610
First Capital, Inc.(x)	18	1,041
First Financial Bankshares, Inc.	6,683	222,744
First Financial Corp.	43	1,869
First Foundation, Inc.	628	9,593
Glacier Bancorp, Inc.	589	23,831
Hanmi Financial Corp.	170	3,193
HarborOne Bancorp, Inc.*	649	6,532
Heritage Commerce Corp.	314	3,691
HomeTrust Bancshares, Inc.	271	7,065
Independent Bank Corp.	298	6,352
Independent Bank Corp./MA	164	12,243
Independent Bank Group, Inc.	436	22,938
Investar Holding Corp.	150	3,570
Lakeland Financial Corp.	917	40,330
LegacyTexas Financial Group, Inc.	5,991	260,788
Malvern Bancorp, Inc.*	94	2,052
Metropolitan Bank Holding Corp.*	4,700	184,851
Midland States Bancorp, Inc.	131	3,413
National Bank Holdings Corp., Class A	509	17,403
People’s Utah Bancorp	49	1,386
Pinnacle Financial Partners, Inc.	8,700	493,725
Preferred Bank	214	11,209
Reliant Bancorp, Inc.	42	1,007
Richmond Mutual Bancorporation, Inc.(x)*	75	1,049
Seacoast Banking Corp. of Florida*	415	10,504
ServisFirst Bancshares, Inc.	1,976	65,504
Signature Bank	1,373	163,689
Stock Yards Bancorp, Inc.	222	8,145
SVB Financial Group*	1,320	275,814
Synovus Financial Corp.	568	20,312
TCF Financial Corp.	9,511	362,084
TriState Capital Holdings, Inc.*	334	7,027
Triumph Bancorp, Inc.*	586	18,688
Union Bankshares, Inc.(x)	56	1,767
United Community Banks, Inc.	335	9,497
Unity Bancorp, Inc.	49	1,085
Veritex Holdings, Inc.	810	19,655
West Bancorporation, Inc.	181	3,935
Westamerica Bancorp	248	15,421
Western Alliance Bancorp	10,246	472,136

		2,943,694

Capital Markets (2.3%)
Ares Management Corp.	19,732	529,015
Artisan Partners Asset Management, Inc., Class A	1,389	39,225
Assetmark Financial Holdings, Inc.*	318	8,284
Blackstone Group, Inc. (The), Class A	8,471	413,724
Blucora, Inc.*	1,793	38,800
Cohen & Steers, Inc.	1,178	64,708
Cowen, Inc., Class A(x)*	669	10,296
Diamond Hill Investment Group, Inc.	140	19,338
Evercore, Inc., Class A	3,853	308,625
FactSet Research Systems, Inc.	1,932	469,418
Federated Investors, Inc., Class B	4,945	160,267
Focus Financial Partners, Inc., Class A*	1,565	37,247
GAMCO Investors, Inc., Class A	233	4,555
Greenhill & Co., Inc.	866	11,362
Hamilton Lane, Inc., Class A	1,126	64,137
Houlihan Lokey, Inc.	10,901	491,635
Ladenburg Thalmann Financial Services, Inc.	5,605	13,284
Lazard Ltd., Class A	1,986	69,510
LPL Financial Holdings, Inc.	4,223	345,864
MarketAxess Holdings, Inc.	1,899	621,922
Moelis & Co., Class A	1,981	65,076
Morningstar, Inc.	1,011	147,748
PJT Partners, Inc., Class A	681	27,717
Pzena Investment Management, Inc., Class A	871	7,769
Safeguard Scientifics, Inc.*	1,015	11,510
Sculptor Capital Management, Inc.	456	8,883
SEI Investments Co.	3,163	187,424
Siebert Financial Corp.(x)*	384	3,533
Silvercrest Asset Management Group, Inc., Class A	466	5,732
Stifel Financial Corp.	7,296	418,644
Value Line, Inc.	44	1,001
Virtu Financial, Inc., Class A(x)	1,127	18,438
Virtus Investment Partners, Inc.	46	5,086
WisdomTree Investments, Inc.	2,622	13,700

		4,643,477

Consumer Finance (0.5%)
Credit Acceptance Corp.*	477	220,045
Curo Group Holdings Corp.(x)*	893	11,859
Elevate Credit, Inc.*	714	3,006
Enova International, Inc.*	1,117	23,178
FirstCash, Inc.	5,873	538,378
Green Dot Corp., Class A*	2,050	51,762
PRA Group, Inc.*	7,200	243,288
Regional Management Corp.*	233	6,561
World Acceptance Corp.*	186	23,717

		1,121,794

Diversified Financial Services (0.1%)
FGL Holdings	9,100	72,618
Marlin Business Services Corp.	122	3,073
Voya Financial, Inc.	491	26,730

		102,421

Insurance (0.8%)
Alleghany Corp.*	75	59,832
Axis Capital Holdings Ltd.	416	27,756
Brown & Brown, Inc.	718	25,891
Crawford & Co., Class A	725	7,888
eHealth, Inc.*	1,141	76,207
Enstar Group Ltd.*	103	19,562
Erie Indemnity Co., Class A	841	156,132
Everest Re Group Ltd.	631	167,903
FedNat Holding Co.	287	4,015
Global Indemnity Ltd.	88	2,197
Goosehead Insurance, Inc., Class A	577	28,475
Health Insurance Innovations, Inc.,
Class A(x)*	505	12,590
Heritage Insurance Holdings, Inc.	133	1,988
Investors Title Co.	15	2,401
James River Group Holdings Ltd.	719	36,842
Kemper Corp.	606	47,238
Kinsale Capital Group, Inc.	1,052	108,682
MBIA, Inc.*	411	3,794
National General Holdings Corp.	2,095	48,227
Palomar Holdings, Inc.(x)*	296	11,668
Primerica, Inc.	1,549	197,079
ProSight Global, Inc.*	156	3,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	859	$166,174
RLI Corp.	2,050	190,465
Selective Insurance Group, Inc.	1,355	101,882
State Auto Financial Corp.	65	2,105
Trupanion, Inc.(x)*	1,467	37,291
United Fire Group, Inc.	94	4,416
Universal Insurance Holdings, Inc.	545	16,345

		1,568,065

Thrifts & Mortgage Finance (0.2%)
Axos Financial, Inc.*	1,870	51,706
Entegra Financial Corp.*	35	1,051
Essent Group Ltd.	2,507	119,509
Federal Agricultural Mortgage Corp., Class C	140	11,432
FS Bancorp, Inc.	34	1,785
Greene County Bancorp, Inc.	132	3,617
Hingham Institution for Savings	35	6,615
Kearny Financial Corp.	1,336	17,421
LendingTree, Inc.*	400	124,172
Meridian Bancorp, Inc.	358	6,713
Meta Financial Group, Inc.	1,062	34,632
Mr Cooper Group, Inc.*	1,884	20,008
NMI Holdings, Inc., Class A*	3,327	87,367
PCSB Financial Corp.	109	2,179
Southern Missouri Bancorp, Inc.	29	1,056
United Community Financial Corp.	378	4,075
Walker & Dunlop, Inc.	168	9,396
Waterstone Financial, Inc.	133	2,285

		505,019

Total Financials		10,884,470

Health Care (22.4%)
Biotechnology (9.2%)
ACADIA Pharmaceuticals, Inc.*	5,398	194,274
Acceleron Pharma, Inc.*	1,900	75,069
ADMA Biologics, Inc.*	2,301	10,239
Aduro Biotech, Inc.*	2,904	3,078
Adverum Biotechnologies, Inc.(x)*	2,741	14,938
Aeglea BioTherapeutics, Inc.*	212	1,630
Affimed NV(x)*	2,579	7,582
Agenus, Inc.*	5,462	14,092
AgeX Therapeutics, Inc.(x)*	1,090	2,136
Agios Pharmaceuticals, Inc.(x)*	289	9,364
Aimmune Therapeutics, Inc.(x)*	9,204	192,732
Akcea Therapeutics, Inc.(x)*	632	9,726
Akero Therapeutics, Inc.*	185	4,209
Albireo Pharma, Inc.*	575	11,500
Alder Biopharmaceuticals, Inc.(x)*	3,764	70,989
Aldeyra Therapeutics, Inc.*	895	4,717
Alector, Inc.*	1,546	22,293
Allakos, Inc.(x)*	998	78,473
Allogene Therapeutics, Inc.(x)*	9,594	261,484
Alnylam Pharmaceuticals, Inc.*	4,568	367,359
Amicus Therapeutics, Inc.*	22,362	179,343
AnaptysBio, Inc.*	1,070	37,439
Anavex Life Sciences Corp.(x)*	2,214	6,996
Apellis Pharmaceuticals, Inc.*	2,494	60,080
Applied Therapeutics, Inc.*	104	1,143
Arena Pharmaceuticals, Inc.*	5,112	233,976
Argenx SE (ADR)*	1,000	113,960
ArQule, Inc.*	5,193	37,234
Arrowhead Pharmaceuticals, Inc.(x)*	4,784	134,813
Ascendis Pharma A/S (ADR)*	7,042	678,285
Assembly Biosciences, Inc.*	126	1,239
Atara Biotherapeutics, Inc.*	2,621	37,009
Athenex, Inc.(x)*	3,487	42,419
Athersys, Inc.(x)*	6,651	8,846
Atreca, Inc., Class A(x)*	250	3,060
Audentes Therapeutics, Inc.*	2,299	64,579
Avid Bioservices, Inc.(x)*	2,635	13,965
Avrobio, Inc.*	1,046	14,770
BeiGene Ltd. (ADR)*	1,439	176,220
Beyondspring, Inc.(x)*	579	10,480
BioCryst Pharmaceuticals, Inc.*	4,923	14,104
Biohaven Pharmaceutical Holding Co. Ltd.*	7,562	315,487
BioSpecifics Technologies Corp.*	317	16,966
Bioxcel Therapeutics, Inc.*	310	2,182
Bluebird Bio, Inc.*	632	58,030
Blueprint Medicines Corp.*	5,585	410,330
Bridgebio Pharma, Inc.(x)*	904	19,409
Calithera Biosciences, Inc.*	270	834
Calyxt, Inc.(x)*	482	2,718
CareDx, Inc.*	7,647	172,899
CASI Pharmaceuticals, Inc.(x)*	2,285	7,632
Castle Biosciences, Inc.*	140	2,533
Catalyst Pharmaceuticals, Inc.*	4,945	26,258
Celcuity, Inc.*	319	5,417
Cellular Biomedicine Group, Inc.(x)*	445	6,613
CEL-SCI Corp.(x)*	1,219	10,898
Checkpoint Therapeutics, Inc.(x)*	1,185	2,951
ChemoCentryx, Inc.*	2,104	14,265
Clovis Oncology, Inc.(x)*	2,521	9,908
Coherus Biosciences, Inc.(x)*	1,329	26,926
Constellation Pharmaceuticals, Inc.*	707	4,567
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,066	14,931
Cortexyme, Inc.(x)*	142	3,540
Crinetics Pharmaceuticals, Inc.(x)*	570	8,573
Cue Biopharma, Inc.(x)*	998	8,413
Cyclerion Therapeutics, Inc.*	1,158	14,035
Cytokinetics, Inc.*	2,579	29,349
CytomX Therapeutics, Inc.*	2,323	17,144
Deciphera Pharmaceuticals, Inc.*	5,503	186,772
Denali Therapeutics, Inc.(x)*	2,475	37,917
Dicerna Pharmaceuticals, Inc.*	2,673	38,384
Dynavax Technologies Corp.(x)*	13,455	48,102
Eagle Pharmaceuticals, Inc.*	460	26,022
Editas Medicine, Inc.(x)*	2,561	58,237
Eidos Therapeutics, Inc.(x)*	567	20,395
Eiger BioPharmaceuticals, Inc.(x)*	1,209	12,392
Emergent BioSolutions, Inc.*	8,036	420,122
Enanta Pharmaceuticals, Inc.*	885	53,171
Epizyme, Inc.*	2,930	30,223
Esperion Therapeutics, Inc.*	1,287	47,181
Evelo Biosciences, Inc.(x)*	149	909
Exact Sciences Corp.*	20,380	1,841,741
Exelixis, Inc.*	6,282	111,097
Fate Therapeutics, Inc.*	2,702	41,962
FibroGen, Inc.*	3,566	131,871
Flexion Therapeutics, Inc.(x)*	1,744	23,902
Forty Seven, Inc.*	1,114	7,152
G1 Therapeutics, Inc.*	2,813	64,080
Galapagos NV*	3,517	535,903
Galapagos NV (ADR)*	451	68,850
Galectin Therapeutics, Inc.(x)*	1,996	7,325
Genomic Health, Inc.*	1,385	93,931
Global Blood Therapeutics, Inc.*	8,066	391,362
GlycoMimetics, Inc.*	1,746	7,525
Gossamer Bio, Inc.*	7,424	124,649
Gritstone Oncology, Inc.(x)*	297	2,565
Halozyme Therapeutics, Inc.*	7,273	112,804
Harpoon Therapeutics, Inc.(x)*	150	2,049
Heron Therapeutics, Inc.(x)*	22,400	414,400
Homology Medicines, Inc.(x)*	1,256	22,734
Hookipa Pharma, Inc.*	136	1,020
ImmunoGen, Inc.*	4,157	10,060
Immunomedics, Inc.*	8,119	107,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	4,100	$304,343
Inovio Pharmaceuticals, Inc.(x)*	4,810	9,860
Insmed, Inc.*	4,554	80,333
Intellia Therapeutics, Inc.(x)*	1,415	18,890
Intercept Pharmaceuticals, Inc.*	1,293	85,803
Intrexon Corp.(x)*	955	5,463
Invitae Corp.*	20,940	403,514
Ionis Pharmaceuticals, Inc.*	13,895	832,449
Iovance Biotherapeutics, Inc.(x)*	24,473	445,409
Ironwood Pharmaceuticals, Inc.*	7,825	67,178
Kadmon Holdings, Inc.(x)*	6,725	16,947
KalVista Pharmaceuticals, Inc.*	603	6,995
Karuna Therapeutics, Inc.*	176	2,872
Karyopharm Therapeutics, Inc.(x)*	2,979	28,658
Kezar Life Sciences, Inc.*	54	177
Kindred Biosciences, Inc.*	1,912	13,097
Kiniksa Pharmaceuticals Ltd., Class A*	677	5,761
Kodiak Sciences, Inc.*	1,216	17,486
Krystal Biotech, Inc.(x)*	537	18,647
Kura Oncology, Inc.*	1,741	26,411
La Jolla Pharmaceutical Co.(x)*	1,065	9,372
Lexicon Pharmaceuticals, Inc.(x)*	1,977	5,951
Ligand Pharmaceuticals, Inc.(x)*	147	14,632
LogicBio Therapeutics, Inc.(x)*	418	4,519
MacroGenics, Inc.*	1,154	14,725
Madrigal Pharmaceuticals, Inc.(x)*	1,433	123,553
Magenta Therapeutics, Inc.(x)*	1,006	10,322
MannKind Corp.(x)*	9,473	11,841
Marker Therapeutics, Inc.(x)*	1,396	7,134
Medicines Co. (The)(x)*	1,279	63,950
MediciNova, Inc.(x)*	2,161	17,191
MEI Pharma, Inc.*	3,516	5,907
MeiraGTx Holdings plc*	873	13,924
Millendo Therapeutics, Inc.(x)*	485	3,448
Minerva Neurosciences, Inc.*	1,241	9,618
Mirati Therapeutics, Inc.*	1,395	108,684
Mirum Pharmaceuticals, Inc.*	112	1,127
Moderna, Inc.(x)*	9,482	150,953
Molecular Templates, Inc.(x)*	559	3,684
Momenta Pharmaceuticals, Inc.*	5,086	65,915
Morphic Holding, Inc.(x)*	191	3,459
Mustang Bio, Inc.*	1,433	4,672
Myriad Genetics, Inc.*	430	12,311
Natera, Inc.*	2,864	93,939
Neurocrine Biosciences, Inc.*	9,405	847,485
NextCure, Inc.*	146	4,504
Novavax, Inc.(x)*	477	2,395
Oncocyte Corp.(x)*	1,110	2,331
Organogenesis Holdings, Inc.(x)*	543	3,568
Palatin Technologies, Inc.*	10,696	9,721
Pfenex, Inc.*	20,382	172,024
PhaseBio Pharmaceuticals, Inc.(x)*	708	2,952
Pieris Pharmaceuticals, Inc.*	2,398	8,177
Portola Pharmaceuticals, Inc.(x)*	3,821	102,479
Precision BioSciences, Inc.(x)*	4,073	34,172
Prevail Therapeutics, Inc.*	286	3,512
Principia Biopharma, Inc.*	647	18,271
Progenics Pharmaceuticals, Inc.*	4,388	22,181
Protagonist Therapeutics, Inc.*	560	6,726
PTC Therapeutics, Inc.*	15,430	521,843
Puma Biotechnology, Inc.*	1,589	17,106
Ra Pharmaceuticals, Inc.*	1,780	42,097
Radius Health, Inc.*	2,327	59,920
Recro Pharma, Inc.*	991	10,980
REGENXBIO, Inc.*	1,722	61,303
Repligen Corp.*	2,650	203,229
Replimune Group, Inc.*	580	8,062
Retrophin, Inc.*	2,139	24,791
Rhythm Pharmaceuticals, Inc.*	1,187	25,627
Rigel Pharmaceuticals, Inc.*	7,849	14,678
Rocket Pharmaceuticals, Inc.*	1,536	17,894
Rubius Therapeutics, Inc.(x)*	11,249	88,305
Sage Therapeutics, Inc.*	9,366	1,313,956
Sangamo Therapeutics, Inc.*	4,197	37,983
Sarepta Therapeutics, Inc.*	6,120	460,958
Savara, Inc.*	1,759	4,661
Scholar Rock Holding Corp.(x)*	890	7,966
Seattle Genetics, Inc.*	9,257	790,548
Seres Therapeutics, Inc.*	1,814	7,274
Solid Biosciences, Inc.(x)*	123	1,272
Sorrento Therapeutics, Inc.(x)*	6,481	13,869
Spark Therapeutics, Inc.*	1,760	170,685
Spectrum Pharmaceuticals, Inc.*	5,286	43,847
Stemline Therapeutics, Inc.(x)*	2,280	23,735
Stoke Therapeutics, Inc.*	362	7,779
Sutro Biopharma, Inc.*	113	1,027
Syndax Pharmaceuticals, Inc.*	1,036	7,739
Synthorx, Inc.(x)*	431	7,012
Syros Pharmaceuticals, Inc.*	1,785	18,528
TCR2 Therapeutics, Inc.(x)*	62	932
TG Therapeutics, Inc.(x)*	3,793	21,298
Tocagen, Inc.(x)*	1,097	727
Translate Bio, Inc.(x)*	1,517	15,033
Turning Point Therapeutics, Inc.(x)*	326	12,258
Twist Bioscience Corp.*	1,098	26,220
Tyme Technologies, Inc.(x)*	3,086	3,672
Ultragenyx Pharmaceutical, Inc.*	6,778	289,963
UNITY Biotechnology, Inc.(x)*	969	5,911
UroGen Pharma Ltd.(x)*	967	23,044
Vanda Pharmaceuticals, Inc.*	2,686	35,670
VBI Vaccines, Inc.*	3,759	1,771
Veracyte, Inc.*	2,405	57,720
Vericel Corp.*	2,269	34,353
Viking Therapeutics, Inc.(x)*	337	2,319
Voyager Therapeutics, Inc.*	1,246	21,444
X4 Pharmaceuticals, Inc.*	595	7,562
XBiotech, Inc.*	973	10,178
Xencor, Inc.*	2,413	81,390
Y-mAbs Therapeutics, Inc.*	1,050	27,363
ZIOPHARM Oncology, Inc.(x)*	8,280	35,438

		18,663,681

Health Care Equipment & Supplies (6.5%)
Accuray, Inc.*	4,506	12,482
Alphatec Holdings, Inc.*	1,749	8,780
Antares Pharma, Inc.*	8,350	27,931
Apyx Medical Corp.*	204	1,381
AtriCure, Inc.*	1,919	47,860
Atrion Corp.	74	57,659
Avedro, Inc.*	396	8,989
Axogen, Inc.*	1,750	21,840
Axonics Modulation Technologies, Inc.(x)*	798	21,482
BioLife Solutions, Inc.(x)*	346	5,752
BioSig Technologies, Inc.(x)*	809	6,674
Cantel Medical Corp.	1,079	80,709
Cardiovascular Systems, Inc.*	1,744	82,875
Cerus Corp.*	6,226	32,095
Conformis, Inc.(x)*	3,297	6,132
CONMED Corp.	1,394	134,033
Corindus Vascular Robotics, Inc.(x)*	4,742	20,296
CryoLife, Inc.*	1,886	51,205
CryoPort, Inc.(x)*	1,612	26,364
Cutera, Inc.*	711	20,783
CytoSorbents Corp.(x)*	1,609	8,093
DexCom, Inc.*	7,401	1,104,525
GenMark Diagnostics, Inc.*	2,813	17,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Glaukos Corp.*	1,855	$115,956
Globus Medical, Inc., Class A*	3,893	199,010
Haemonetics Corp.*	13,173	1,661,642
Heska Corp.*	358	25,371
Hill-Rom Holdings, Inc.	1,776	186,889
ICU Medical, Inc.*	305	48,678
Inogen, Inc.*	943	45,179
Insulet Corp.*	15,004	2,474,610
Integer Holdings Corp.*	6,584	497,487
IntriCon Corp.(x)*	428	8,320
iRadimed Corp.*	222	4,666
iRhythm Technologies, Inc.*	7,064	523,513
Lantheus Holdings, Inc.*	1,958	49,077
LeMaitre Vascular, Inc.	719	24,575
LivaNova plc*	1,962	144,776
Masimo Corp.*	2,426	360,965
Meridian Bioscience, Inc.	196	1,860
Merit Medical Systems, Inc.*	2,741	83,491
Mesa Laboratories, Inc.	196	46,603
Misonix, Inc.*	380	7,638
Natus Medical, Inc.*	1,742	55,465
Neogen Corp.*	6,601	449,594
Neuronetics, Inc.*	5,898	49,012
Nevro Corp.*	5,633	484,269
Novocure Ltd.*	4,451	332,846
NuVasive, Inc.*	2,659	168,527
Orthofix Medical, Inc.*	706	37,432
OrthoPediatrics Corp.*	454	16,008
Penumbra, Inc.(x)*	13,593	1,828,123
Pulse Biosciences, Inc.(x)*	585	9,032
Quidel Corp.*	1,811	111,105
Rockwell Medical, Inc.(x)*	2,862	7,899
Senseonics Holdings, Inc.(x)*	6,485	6,410
Shockwave Medical, Inc.(x)*	343	10,266
SI-BONE, Inc.*	830	14,666
Sientra, Inc.(x)*	1,665	10,789
Silk Road Medical, Inc.(x)*	594	19,323
Soliton, Inc.(x)*	265	2,833
STAAR Surgical Co.(x)*	2,293	59,114
STERIS plc	253	36,556
Surmodics, Inc.*	676	30,920
Tactile Systems Technology, Inc.*	937	39,654
Tandem Diabetes Care, Inc.*	10,922	644,180
TransEnterix, Inc.(x)*	6,361	3,943
TransMedics Group, Inc.(x)*	295	7,006
Utah Medical Products, Inc.	152	14,568
Vapotherm, Inc.*	737	6,979
Varex Imaging Corp.*	840	23,974
ViewRay, Inc.(x)*	3,584	10,394
West Pharmaceutical Services, Inc.	2,854	404,754
Wright Medical Group NV*	6,458	133,229
Zynex, Inc.(x)	802	7,627

		13,351,790

Health Care Providers & Services (2.0%)
Addus HomeCare Corp.*	545	43,208
Amedisys, Inc.*	5,798	759,596
American Renal Associates Holdings, Inc.*	377	2,383
AMN Healthcare Services, Inc.*	2,359	135,784
Apollo Medical Holdings, Inc.(x)*	1,398	24,633
Avalon GloboCare Corp.(x)*	976	1,825
BioTelemetry, Inc.*	1,688	68,752
Catasys, Inc.(x)*	366	5,768
Chemed Corp.	802	334,891
CorVel Corp.*	468	35,428
Cross Country Healthcare, Inc.*	263	2,709
Encompass Health Corp.	2,552	161,491
Ensign Group, Inc. (The)	2,591	122,891
Genesis Healthcare, Inc.(x)*	4,182	4,642
Guardant Health, Inc.*	7,063	450,831
Hanger, Inc.*	302	6,155
HealthEquity, Inc.*	8,544	488,247
Joint Corp. (The)*	676	12,580
LHC Group, Inc.*	1,545	175,450
Magellan Health, Inc.*	621	38,564
Molina Healthcare, Inc.*	2,499	274,190
National Research Corp.	621	35,863
Option Care Health, Inc.(x)*	554	1,773
PetIQ, Inc.(x)*	974	26,551
Providence Service Corp. (The)*	603	35,854
R1 RCM, Inc.*	5,291	47,249
RadNet, Inc.*	2,167	31,118
Select Medical Holdings Corp.*	5,617	93,074
Surgery Partners, Inc.(x)*	89	657
Tenet Healthcare Corp.*	4,912	108,653
Tivity Health, Inc.*	23,300	387,479
US Physical Therapy, Inc.	643	83,944

		4,002,233

Health Care Technology (1.4%)
Castlight Health, Inc., Class B*	5,196	7,326
Change Healthcare, Inc.*	1,256	15,172
Evolent Health, Inc., Class A*	884	6,356
Health Catalyst, Inc.*	351	11,106
HealthStream, Inc.*	516	13,359
HMS Holdings Corp.*	4,448	153,300
Inovalon Holdings, Inc., Class A(x)*	3,635	59,578
Inspire Medical Systems, Inc.*	5,777	352,513
Livongo Health, Inc.(x)*	6,827	119,063
Medidata Solutions, Inc.*	3,103	283,925
NextGen Healthcare, Inc.*	2,794	43,782
Omnicell, Inc.*	2,123	153,429
OptimizeRx Corp.*	702	10,165
Phreesia, Inc.*	6,742	163,426
Simulations Plus, Inc.	607	21,063
Tabula Rasa HealthCare, Inc.(x)*	1,007	55,325
Teladoc Health, Inc.(x)*	13,156	890,924
Veeva Systems, Inc., Class A*	3,274	499,907
Vocera Communications, Inc.(x)*	1,591	39,218

		2,898,937

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A*	1,012	51,005
Accelerate Diagnostics, Inc.(x)*	1,410	26,184
Adaptive Biotechnologies Corp.*	596	18,416
Agilent Technologies, Inc.	5,164	395,717
Avantor, Inc.*	8,519	125,229
Bio-Techne Corp.	1,931	377,839
Bruker Corp.	5,260	231,072
Cambrex Corp.*	749	44,565
Charles River Laboratories International, Inc.*	2,480	328,278
ChromaDex Corp.(x)*	1,990	7,831
Codexis, Inc.*	2,731	37,456
Fluidigm Corp.*	3,571	16,534
ICON plc*	3,766	554,882
Medpace Holdings, Inc.*	1,412	118,664
NanoString Technologies, Inc.*	1,544	33,335
NeoGenomics, Inc.*	23,479	448,918
Pacific Biosciences of California, Inc.*	6,690	34,520
PerkinElmer, Inc.	1,246	106,122
Personalis, Inc.*	349	5,122
PRA Health Sciences, Inc.*	3,198	317,338
Quanterix Corp.(x)*	661	14,516
Syneos Health, Inc.*	231	12,291

		3,305,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	1,345	$2,959
Acer Therapeutics, Inc.(x)*	185	590
Aerie Pharmaceuticals, Inc.(x)*	2,180	41,900
Akorn, Inc.*	558	2,120
Amneal Pharmaceuticals, Inc.*	4,838	14,030
Amphastar Pharmaceuticals, Inc.*	1,858	36,844
ANI Pharmaceuticals, Inc.*	472	34,399
Arvinas, Inc.*	951	20,494
Axsome Therapeutics, Inc.(x)*	1,295	26,211
BioDelivery Sciences International, Inc.*	4,219	17,762
Cara Therapeutics, Inc.(x)*	1,754	32,063
Cerecor, Inc.(x)*	1,106	3,639
Chiasma, Inc.*	1,731	8,568
Collegium Pharmaceutical, Inc.*	10,858	124,650
Corcept Therapeutics, Inc.*	4,897	69,219
CorMedix, Inc.(x)*	1,217	7,764
Cymabay Therapeutics, Inc.*	3,556	18,207
Dermira, Inc.*	2,406	15,374
Dova Pharmaceuticals, Inc.(x)*	416	11,627
Elanco Animal Health, Inc.*	21,988	584,661
Eloxx Pharmaceuticals, Inc.(x)*	1,137	5,139
Endo International plc*	652	2,093
Evofem Biosciences, Inc.(x)*	695	3,503
Evolus, Inc.(x)*	764	11,934
EyePoint Pharmaceuticals, Inc.(x)*	2,084	3,772
Fulcrum Therapeutics, Inc.*	168	1,116
GW Pharmaceuticals plc (ADR)*	2,985	343,365
Horizon Therapeutics plc*	1,103	30,035
Innoviva, Inc.*	3,253	34,287
Intersect ENT, Inc.*	1,586	26,978
Intra-Cellular Therapies, Inc.(x)*	1,163	8,688
Jazz Pharmaceuticals plc*	2,531	324,322
Kala Pharmaceuticals, Inc.(x)*	591	2,249
Kaleido Biosciences, Inc.(x)*	261	1,965
Liquidia Technologies, Inc.*	693	2,467
Marinus Pharmaceuticals, Inc.*	2,595	3,996
MyoKardia, Inc.*	2,272	118,485
Nektar Therapeutics*	1,331	24,244
NGM Biopharmaceuticals, Inc.(x)*	330	4,571
Ocular Therapeutix, Inc.(x)*	2,185	6,642
Odonate Therapeutics, Inc.*	5,297	137,881
Omeros Corp.(x)*	2,404	39,257
Optinose, Inc.(x)*	1,286	9,002
Pacira BioSciences, Inc.*	2,066	78,653
Paratek Pharmaceuticals, Inc.(x)*	1,694	7,318
Phibro Animal Health Corp., Class A	996	21,245
Reata Pharmaceuticals, Inc., Class A(x)*	5,091	408,756
resTORbio, Inc.(x)*	13	115
Revance Therapeutics, Inc.*	25,981	337,753
SIGA Technologies, Inc.(x)*	2,833	14,505
Supernus Pharmaceuticals, Inc.*	2,544	69,909
TherapeuticsMD, Inc.(x)*	41,934	152,220
Theravance Biopharma, Inc.(x)*	2,288	44,570
Tricida, Inc.(x)*	1,127	34,791
Verrica Pharmaceuticals, Inc.*	267	3,941
WaVe Life Sciences Ltd.(x)*	926	19,011
Xeris Pharmaceuticals, Inc.(x)*	1,304	12,818
Zogenix, Inc.*	2,177	87,167
Zynerba Pharmaceuticals, Inc.(x)*	1,166	8,815

		3,520,659

Total Health Care		45,743,134

Industrials (17.8%)
Aerospace & Defense (3.1%)
Aerojet Rocketdyne Holdings, Inc.*	2,632	132,942
AeroVironment, Inc.*	1,099	58,862
Astronics Corp.*	1,252	36,784
Axon Enterprise, Inc.*	15,231	864,816
BWX Technologies, Inc.	14,842	849,111
Cubic Corp.	9,757	687,185
Ducommun, Inc.*	96	4,070
Hexcel Corp.	11,284	926,755
Huntington Ingalls Industries, Inc.	1,663	352,207
Kratos Defense & Security Solutions, Inc.*	4,604	85,611
L3Harris Technologies, Inc.	5,118	1,067,820
Mercury Systems, Inc.*	9,481	769,573
Moog, Inc., Class A	1,428	115,839
National Presto Industries, Inc.	24	2,138
Parsons Corp.*	991	32,683
Spirit AeroSystems Holdings, Inc., Class A	4,773	392,532
Triumph Group, Inc.	637	14,575
Wesco Aircraft Holdings, Inc.*	680	7,487

		6,400,990

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,017	63,417
Expeditors International of Washington, Inc.	4,242	315,138
Forward Air Corp.	1,433	91,311
Radiant Logistics, Inc.*	2,009	10,387
XPO Logistics, Inc.*	2,741	196,173

		676,426

Airlines (0.7%)
Alaska Air Group, Inc.	2,855	185,318
Allegiant Travel Co.	4,685	701,157
JetBlue Airways Corp.*	1,366	22,881
Mesa Air Group, Inc.*	469	3,164
Spirit Airlines, Inc.*	13,158	477,635

		1,390,155

Building Products (1.6%)
AAON, Inc.	2,100	96,474
Advanced Drainage Systems, Inc.	1,879	60,635
Allegion plc	3,650	378,323
American Woodmark Corp.*	861	76,552
AO Smith Corp.	1,144	54,580
Apogee Enterprises, Inc.	1,143	44,566
Armstrong World Industries, Inc.	8,528	824,658
Builders FirstSource, Inc.*	5,441	111,949
Continental Building Products, Inc.*	861	23,497
CSW Industrials, Inc.	767	52,946
Fortune Brands Home & Security, Inc.	2,289	125,208
JELD-WEN Holding, Inc.*	3,110	59,992
Lennox International, Inc.	1,650	400,900
Masonite International Corp.*	1,214	70,412
Patrick Industries, Inc.*	775	33,232
PGT Innovations, Inc.*	1,435	24,782
Simpson Manufacturing Co., Inc.	2,293	159,065
Trex Co., Inc.*	6,601	600,229
Universal Forest Products, Inc.	2,697	107,556

		3,305,556

Commercial Services & Supplies (2.2%)
Advanced Disposal Services, Inc.*	3,505	114,158
Brady Corp., Class A	2,001	106,153
Brink’s Co. (The)	7,284	604,208
Casella Waste Systems, Inc., Class A*	2,277	97,774
CECO Environmental Corp.*	137	957
Cimpress NV(x)*	1,112	146,606
Copart, Inc.*	6,205	498,448
Covanta Holding Corp.	6,022	104,120
Deluxe Corp.	136	6,686
Healthcare Services Group, Inc.(x)	13,999	340,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage-Crystal Clean, Inc.*	548	$14,522
Herman Miller, Inc.	3,016	139,007
HNI Corp.	1,705	60,527
IAA, Inc.*	6,237	260,270
Interface, Inc.	2,639	38,107
KAR Auction Services, Inc.	6,238	153,143
Kimball International, Inc., Class B	1,584	30,571
Knoll, Inc.	2,380	60,333
McGrath RentCorp	852	59,291
Mobile Mini, Inc.	6,417	236,531
MSA Safety, Inc.	1,810	197,489
NRC Group Holdings Corp.(x)*	487	6,058
Pitney Bowes, Inc.	4,012	18,335
Rollins, Inc.	7,296	248,575
Steelcase, Inc., Class A	1,083	19,927
Tetra Tech, Inc.	2,798	242,754
US Ecology, Inc.	9,523	608,901
Viad Corp.	1,035	69,500
VSE Corp.	30	1,023

		4,484,010

Construction & Engineering (0.9%)
Argan, Inc.(x)	645	25,342
Comfort Systems USA, Inc.	1,853	81,958
Construction Partners, Inc., Class A*	235	3,661
Dycom Industries, Inc.*	1,252	63,915
EMCOR Group, Inc.	2,146	184,814
Granite Construction, Inc.	13,361	429,289
Great Lakes Dredge & Dock Corp.*	2,785	29,103
IES Holdings, Inc.*	192	3,953
Jacobs Engineering Group, Inc.	5,810	531,615
MasTec, Inc.*	3,076	199,725
MYR Group, Inc.*	828	25,908
NV5 Global, Inc.*	526	35,910
Primoris Services Corp.	1,541	30,219
Quanta Services, Inc.	1,677	63,391
Sterling Construction Co., Inc.*	317	4,169
WillScot Corp.*	1,799	28,028

		1,741,000

Electrical Equipment (0.8%)
Acuity Brands, Inc.	541	72,921
Allied Motion Technologies, Inc.	365	12,888
American Superconductor Corp.(x)*	289	2,266
AMETEK, Inc.	5,468	502,072
Atkore International Group, Inc.*	2,413	73,235
AZZ, Inc.	399	17,380
Energous Corp.(x)*	1,470	4,873
EnerSys	1,423	93,833
Generac Holdings, Inc.*	3,137	245,753
Hubbell, Inc.	1,540	202,356
Plug Power, Inc.(x)*	12,235	32,178
Sensata Technologies Holding plc*	3,452	172,807
Sunrun, Inc.*	5,785	96,638
Thermon Group Holdings, Inc.*	445	10,226
TPI Composites, Inc.*	1,488	27,900
Vicor Corp.*	918	27,099
Vivint Solar, Inc.(x)*	2,251	14,722

		1,609,147

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	6,661	969,442
Raven Industries, Inc.	1,823	60,998

		1,030,440

Machinery (4.4%)
Actuant Corp., Class A	1,366	29,970
Alamo Group, Inc.	435	51,208
Albany International Corp., Class A	1,567	141,281
Allison Transmission Holdings, Inc.	5,687	267,573
Altra Industrial Motion Corp.	5,561	154,012
Barnes Group, Inc.	280	14,431
Blue Bird Corp.*	405	7,709
Chart Industries, Inc.*	1,844	114,992
Columbus McKinnon Corp.	718	26,157
Donaldson Co., Inc.	6,576	342,478
Douglas Dynamics, Inc.	1,156	51,523
Dover Corp.	3,980	396,249
Energy Recovery, Inc.(x)*	1,942	17,993
EnPro Industries, Inc.	87	5,973
ESCO Technologies, Inc.	1,228	97,700
Evoqua Water Technologies Corp.*	3,862	65,731
Federal Signal Corp.	2,872	94,029
Flowserve Corp.	1,469	68,617
Franklin Electric Co., Inc.	2,230	106,616
Gardner Denver Holdings, Inc.*	10,161	287,455
Gencor Industries, Inc.*	85	987
Gorman-Rupp Co. (The)	166	5,775
Graco, Inc.	8,496	391,156
Harsco Corp.*	4,068	77,129
Helios Technologies, Inc.	1,512	61,342
Hillenbrand, Inc.	2,083	64,323
IDEX Corp.	5,130	840,704
Ingersoll-Rand plc	8,031	989,500
John Bean Technologies Corp.	1,598	158,889
Kadant, Inc.	566	49,689
Kennametal, Inc.	15,600	479,544
LB Foster Co., Class A*	47	1,018
Lincoln Electric Holdings, Inc.	2,876	249,522
Lindsay Corp.	1,995	185,236
Luxfer Holdings plc	1,228	19,132
Meritor, Inc.*	3,379	62,511
Middleby Corp. (The)*	2,855	333,749
Miller Industries, Inc.	51	1,698
Mueller Industries, Inc.	1,575	45,171
Mueller Water Products, Inc., Class A	4,770	53,615
Nordson Corp.	6,295	920,707
Omega Flex, Inc.	153	15,644
Proto Labs, Inc.*	1,378	140,694
RBC Bearings, Inc.*	1,243	206,226
REV Group, Inc.	248	2,835
Rexnord Corp.*	550	14,878
Spartan Motors, Inc.	1,303	17,877
SPX Corp.*	1,837	73,498
Tennant Co.	928	65,610
Terex Corp.	2,430	63,107
Toro Co. (The)	5,451	399,558
WABCO Holdings, Inc.*	2,207	295,186
Watts Water Technologies, Inc., Class A	800	74,984
Welbilt, Inc.(x)*	6,638	111,917
Woodward, Inc.	2,324	250,597

		9,065,705

Marine (0.0%)
Scorpio Bulkers, Inc.	504	3,064

Professional Services (1.6%)
ASGN, Inc.*	2,289	143,887
Barrett Business Services, Inc.	370	32,863
BG Staffing, Inc.	226	4,319
CoStar Group, Inc.*	2,368	1,404,698
CRA International, Inc.	96	4,029
Exponent, Inc.	2,654	185,515
Forrester Research, Inc.	550	17,677
Franklin Covey Co.*	497	17,395
FTI Consulting, Inc.*	176	18,654
Heidrick & Struggles International, Inc.	105	2,866
Huron Consulting Group, Inc.*	143	8,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ICF International, Inc.	582	$49,162
Insperity, Inc.	1,986	195,859
Kforce, Inc.	1,094	41,391
Korn Ferry	2,884	111,438
Mistras Group, Inc.*	148	2,427
Resources Connection, Inc.	506	8,597
Robert Half International, Inc.	5,964	331,956
TriNet Group, Inc.*	2,290	142,415
Upwork, Inc.*	32,506	432,492
Willdan Group, Inc.*	513	17,996

		3,174,408

Road & Rail (0.6%)
Avis Budget Group, Inc.*	3,017	85,260
Genesee & Wyoming, Inc., Class A*	504	55,697
Heartland Express, Inc.	146	3,141
Knight-Swift Transportation Holdings, Inc.(x)	10,741	389,898
Landstar System, Inc.	1,833	206,359
PAM Transportation Services, Inc.*	78	4,611
Saia, Inc.*	5,991	561,357
Universal Logistics Holdings, Inc.	425	9,894

		1,316,217

Trading Companies & Distributors (1.1%)
Air Lease Corp.	378	15,808
Applied Industrial Technologies, Inc.	1,954	110,987
Beacon Roofing Supply, Inc.*	12,959	434,515
EVI Industries, Inc.(x)	232	7,405
Foundation Building Materials, Inc.*	214	3,315
General Finance Corp.*	301	2,661
GMS, Inc.*	738	21,195
H&E Equipment Services, Inc.	1,282	36,999
Herc Holdings, Inc.*	92	4,279
Kaman Corp.	207	12,308
Lawson Products, Inc.*	215	8,327
MRC Global, Inc.*	384	4,658
SiteOne Landscape Supply, Inc.*	7,528	557,223
Systemax, Inc.	473	10,411
Transcat, Inc.*	348	8,912
United Rentals, Inc.*	2,950	367,688
Univar Solutions, Inc.*	25,600	531,456
Willis Lease Finance Corp.*	18	997

		2,139,144

Total Industrials		36,336,262

Information Technology (26.2%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	1,943	127,072
Arista Networks, Inc.*	1,100	262,812
Calix, Inc.*	1,210	7,732
Cambium Networks Corp.*	127	1,232
Casa Systems, Inc.*	1,471	11,555
Ciena Corp.*	11,509	451,498
Clearfield, Inc.*	572	6,778
DASAN Zhone Solutions, Inc.*	390	3,572
Extreme Networks, Inc.*	6,045	43,977
InterDigital, Inc.	1,592	83,532
Plantronics, Inc.	1,725	64,377
Ubiquiti, Inc.	773	91,415
ViaSat, Inc.*	5,946	447,853
Viavi Solutions, Inc.*	40,690	569,864

		2,173,269

Electronic Equipment, Instruments & Components (2.2%)
Airgain, Inc.*	477	5,605
Akoustis Technologies, Inc.(x)*	1,296	10,044
Badger Meter, Inc.	1,458	78,295
Coda Octopus Group, Inc.(x)*	239	1,962
Cognex Corp.	8,448	415,050
Dolby Laboratories, Inc., Class A	429	27,731
ePlus, Inc.*	598	45,502
Fabrinet*	1,710	89,433
FARO Technologies, Inc.*	841	40,662
Fitbit, Inc., Class A(x)*	2,345	8,934
FLIR Systems, Inc	590	31,028
II-VI, Inc.*	2,938	103,447
Insight Enterprises, Inc.*	672	37,424
IPG Photonics Corp.*	2,220	301,032
Iteris, Inc.*	2,024	11,628
Itron, Inc.*	1,756	129,874
Jabil, Inc.	1,655	59,199
Kimball Electronics, Inc.*	66	958
Littelfuse, Inc.	2,420	429,090
MTS Systems Corp.	310	17,128
Napco Security Technologies, Inc.*	593	15,133
National Instruments Corp.	376	15,788
nLight, Inc.*	1,673	26,199
Novanta, Inc.*	7,655	625,567
OSI Systems, Inc.*	849	86,224
PAR Technology Corp.(x)*	598	14,214
Plexus Corp.*	203	12,690
Rogers Corp.*	947	129,464
Sanmina Corp.*	796	25,560
Trimble, Inc.*	2,204	85,537
Vishay Precision Group, Inc.*	410	13,423
Wrap Technologies, Inc.(x)*	394	1,608
Zebra Technologies Corp., Class A*	7,679	1,584,715

		4,480,148

IT Services (4.4%)
Alliance Data Systems Corp.	220	28,189
Black Knight, Inc.*	7,414	452,699
Booz Allen Hamilton Holding Corp.	7,032	499,413
Brightcove, Inc.*	1,967	20,614
Carbonite, Inc.*	1,709	26,472
Cardtronics plc, Class A*	1,537	46,479
Cass Information Systems, Inc.	728	39,305
CoreLogic, Inc.*	238	11,012
CSG Systems International, Inc.	1,678	86,719
Endurance International Group Holdings, Inc.*	3,687	13,826
EPAM Systems, Inc.*	2,674	487,524
Euronet Worldwide, Inc.*	2,576	376,869
EVERTEC, Inc.	3,099	96,751
Evo Payments, Inc., Class A*	1,812	50,953
Exela Technologies, Inc.*	1,709	2,017
ExlService Holdings, Inc.*	1,715	114,836
Genpact Ltd.	8,979	347,936
GoDaddy, Inc., Class A*	10,116	667,454
GTT Communications, Inc.(x)*	1,720	16,202
Hackett Group, Inc. (The)	1,143	18,814
I3 Verticals, Inc., Class A*	736	14,808
International Money Express, Inc.*	670	9,206
InterXion Holding NV*	5,200	423,592
Jack Henry & Associates, Inc.	7,574	1,105,577
Limelight Networks, Inc.*	2,361	7,154
ManTech International Corp., Class A	7,800	556,998
MAXIMUS, Inc.	3,261	251,945
MongoDB, Inc.*	2,155	259,634
NIC, Inc.	3,351	69,198
Okta, Inc.*	5,265	518,392
Paysign, Inc.(x)*	1,536	15,514
Perficient, Inc.*	1,666	64,274
Perspecta, Inc.	518	13,530
Presidio, Inc.	411	6,946
PRGX Global, Inc.*	1,124	5,789
Priority Technology Holdings, Inc.(x)*	331	1,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sabre Corp.	2,505	$56,099
Science Applications International Corp.	3,041	265,631
Square, Inc., Class A*	11,729	726,612
Switch, Inc., Class A(x)	3,047	47,594
TTEC Holdings, Inc.	740	35,431
Tucows, Inc., Class A(x)*	488	26,430
Twilio, Inc., Class A*	600	65,976
Unisys Corp.*	1,841	13,679
USA Technologies, Inc.(x)*	8,300	60,839
Verra Mobility Corp.*	5,935	85,167
Virtusa Corp.*	1,486	53,526
WEX, Inc.*	2,217	447,989
Wix.com Ltd.*	3,000	350,220

		8,963,429

Semiconductors & Semiconductor Equipment (4.9%)
Adesto Technologies Corp.(x)*	1,156	9,895
Advanced Energy Industries, Inc.*	1,947	111,777
Advanced Micro Devices, Inc.*	62,207	1,803,381
Ambarella, Inc.*	658	41,345
Brooks Automation, Inc.	3,148	116,570
Cabot Microelectronics Corp.	1,487	209,979
CEVA, Inc.*	1,028	30,696
Cree, Inc.*	4,626	226,674
Diodes, Inc.*	510	20,477
DSP Group, Inc.*	402	5,662
Enphase Energy, Inc.*	4,698	104,437
Entegris, Inc.	6,938	326,502
FormFactor, Inc.*	286	5,332
Ichor Holdings Ltd.*	258	6,238
Impinj, Inc.(x)*	768	23,677
Inphi Corp.*	6,954	424,542
Lattice Semiconductor Corp.*	57,321	1,048,115
Marvell Technology Group Ltd.	23,281	581,327
MaxLinear, Inc.*	3,321	74,324
Monolithic Power Systems, Inc.	5,854	911,058
Nanometrics, Inc.*	10,504	342,641
NVE Corp.	224	14,862
ON Semiconductor Corp.*	17,860	343,091
PDF Solutions, Inc.*	126	1,647
Power Integrations, Inc.	1,450	131,124
Rudolph Technologies, Inc.*	220	5,799
Semtech Corp.*	5,396	262,300
Silicon Laboratories, Inc.*	7,103	790,919
Teradyne, Inc.	8,804	509,840
Universal Display Corp.	4,122	692,084
Versum Materials, Inc.	15,222	805,700
Xperi Corp.	526	10,878

		9,992,893

Software (13.0%)
2U, Inc.*	7,754	126,235
8x8, Inc.*	4,797	99,394
A10 Networks, Inc.*	2,900	20,126
ACI Worldwide, Inc.*	5,897	184,724
Agilysys, Inc.*	1,059	27,121
Alarm.com Holdings, Inc.*	1,881	87,730
Altair Engineering, Inc., Class A*	2,020	69,932
Alteryx, Inc., Class A*	6,043	649,200
American Software, Inc., Class A	809	12,151
Anaplan, Inc.*	13,700	643,900
ANSYS, Inc.*	2,620	579,963
Appfolio, Inc., Class A(x)*	805	76,588
Appian Corp.(x)*	1,589	75,478
Aspen Technology, Inc.*	9,161	1,127,536
Avalara, Inc.*	9,106	612,743
Benefitfocus, Inc.(x)*	1,531	36,453
Blackbaud, Inc.	2,504	226,211
Blackline, Inc.*	2,192	104,800
Bottomline Technologies DE, Inc.*	2,189	86,137
Box, Inc., Class A*	7,336	121,484
Carbon Black, Inc.*	2,935	76,281
CDK Global, Inc.	6,267	301,380
Ceridian HCM Holding, Inc.*	3,389	167,315
ChannelAdvisor Corp.*	1,398	13,043
Cision Ltd.*	4,729	36,366
Cloudera, Inc.(x)*	791	7,008
Cloudflare, Inc., Class A*	5,600	103,992
CommVault Systems, Inc.*	2,060	92,103
Cornerstone OnDemand, Inc.*	2,915	159,800
Coupa Software, Inc.*	3,155	408,793
Digimarc Corp.*	558	21,812
Digital Turbine, Inc.*	3,996	25,754
DocuSign, Inc.*	9,972	617,466
Domo, Inc., Class B*	893	14,270
Dynatrace, Inc.*	19,321	360,723
Ebix, Inc.(x)	1,202	50,604
eGain Corp.*	1,051	8,413
Elastic NV*	2,284	188,065
Envestnet, Inc.*	8,852	501,908
Everbridge, Inc.*	1,703	105,092
Fair Isaac Corp.*	3,565	1,082,049
FireEye, Inc.*	10,257	136,828
Five9, Inc.*	3,065	164,713
ForeScout Technologies, Inc.*	2,125	80,580
Guidewire Software, Inc.*	18,719	1,972,608
HubSpot, Inc.*	7,867	1,192,716
Ideanomics, Inc.(x)*	2,447	3,683
Instructure, Inc.*	1,738	67,330
Intelligent Systems Corp.(x)*	352	14,622
j2 Global, Inc.	2,390	217,060
LivePerson, Inc.*	3,145	112,277
Majesco*	431	3,638
Manhattan Associates, Inc.*	3,315	267,421
Medallia, Inc.(x)*	652	17,884
MicroStrategy, Inc., Class A*	427	63,354
Mitek Systems, Inc.*	1,295	12,497
MobileIron, Inc.*	4,947	32,378
Model N, Inc.*	1,684	46,748
Monotype Imaging Holdings, Inc.	967	19,156
New Relic, Inc.*	2,554	156,943
Nutanix, Inc., Class A*	7,210	189,263
OneSpan, Inc.*	1,215	17,618
Pagerduty, Inc.(x)*	524	14,803
Paycom Software, Inc.*	2,538	531,686
Paylocity Holding Corp.*	5,571	543,618
Pegasystems, Inc.	1,966	133,786
Phunware, Inc.(x)*	1,552	2,235
Pluralsight, Inc., Class A(x)*	16,521	277,470
Progress Software Corp.	2,276	86,625
Proofpoint, Inc.*	2,829	365,082
PROS Holdings, Inc.*	1,683	100,307
PTC, Inc.*	5,356	365,172
Q2 Holdings, Inc.*	5,514	434,889
QAD, Inc., Class A	299	13,808
Qualys, Inc.*	1,742	131,643
Rapid7, Inc.*	2,507	113,793
RealPage, Inc.*	4,094	257,349
Rimini Street, Inc.*	1,018	4,459
RingCentral, Inc., Class A*	3,680	462,429
SailPoint Technologies Holding, Inc.*	4,378	81,825
ServiceNow, Inc.*	4,211	1,068,962
SharpSpring, Inc.(x)*	540	5,238
ShotSpotter, Inc.(x)*	415	9,557
Slack Technologies, Inc., Class A(x)*	9,840	233,503
Smartsheet, Inc., Class A*	14,279	514,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SolarWinds Corp.*	684	$12,620
Splunk, Inc.*	15,568	1,834,845
SPS Commerce, Inc.*	1,792	84,349
SVMK, Inc.*	4,390	75,069
Telaria, Inc.*	2,233	15,430
Telenav, Inc.*	857	4,096
Tenable Holdings, Inc.*	1,914	42,835
Teradata Corp.*	5,845	181,195
Trade Desk, Inc. (The), Class A*	3,418	641,046
Tyler Technologies, Inc.*	1,944	510,300
Upland Software, Inc.*	1,171	40,821
Varonis Systems, Inc.*	1,519	90,806
Verint Systems, Inc.*	3,169	135,570
VirnetX Holding Corp.(x)*	3,131	16,907
Workday, Inc., Class A*	5,803	986,278
Workiva, Inc.*	1,882	82,488
Yext, Inc.*	4,742	75,350
Zendesk, Inc.*	17,263	1,258,127
Zix Corp.*	2,758	19,968
Zoom Video Communications, Inc., Class A(x)*	1,898	144,628
Zscaler, Inc.*	9,698	458,328
Zuora, Inc., Class A(x)*	4,470	67,274

		26,630,501

Technology Hardware, Storage & Peripherals (0.6%)
AstroNova, Inc.	356	5,756
Avid Technology, Inc.*	1,447	8,957
Diebold Nixdorf, Inc.*	2,049	22,949
NCR Corp.*	6,177	194,946
Pure Storage, Inc., Class A*	33,273	563,645
Sonim Technologies, Inc.(x)*	186	545
Western Digital Corp.	7,131	425,293

		1,222,091

Total Information Technology		53,462,331

Materials (2.3%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc.(x)	790	11,724
Amyris, Inc.(x)*	273	1,300
Axalta Coating Systems Ltd.*	3,267	98,500
Balchem Corp.	1,648	163,465
CF Industries Holdings, Inc.	1,109	54,563
Chase Corp.	376	41,131
Element Solutions, Inc.*	4,510	45,912
Ferro Corp.*	3,432	40,704
FMC Corp.	5,460	478,733
GCP Applied Technologies, Inc.*	2,747	52,880
HB Fuller Co.	1,956	91,071
Ingevity Corp.*	7,915	671,509
Innospec, Inc.	1,071	95,469
Koppers Holdings, Inc.*	678	19,804
Kraton Corp.*	459	14,821
Marrone Bio Innovations, Inc.(x)*	2,276	3,209
NewMarket Corp.	324	152,957
OMNOVA Solutions, Inc.*	2,233	22,486
Orion Engineered Carbons SA(x)	2,066	34,523
PolyOne Corp.	3,702	120,870
Quaker Chemical Corp.	670	105,954
RPM International, Inc.	1,099	75,622
Scotts Miracle-Gro Co. (The)	2,035	207,204
Sensient Technologies Corp.	1,153	79,153
Stepan Co.	115	11,162
Tronox Holdings plc, Class A	2,131	17,687
Valhi, Inc.	386	733
WR Grace & Co.	2,941	196,341

		2,909,487

Construction Materials (0.1%)
Eagle Materials, Inc.	1,778	160,038
Forterra, Inc.(x)*	950	6,868
Summit Materials, Inc., Class A*	1,064	23,621
United States Lime & Minerals, Inc.	8	612
US Concrete, Inc.(x)*	823	45,495

		236,634

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,322	156,591
Avery Dennison Corp.	4,060	461,094
Berry Global Group, Inc.*	2,600	102,102
Crown Holdings, Inc.*	3,871	255,718
Myers Industries, Inc.	1,829	32,282
Sealed Air Corp.	593	24,616
UFP Technologies, Inc.*	49	1,891

		1,034,294

Metals & Mining (0.2%)
AK Steel Holding Corp.(x)*	7,057	16,019
Cleveland-Cliffs, Inc.(x)	2,002	14,455
Compass Minerals International, Inc.	1,741	98,349
Kaiser Aluminum Corp.	427	42,260
Materion Corp.	427	26,201
Mayville Engineering Co., Inc.*	323	4,260
Novagold Resources, Inc.*	8,363	50,763
Royal Gold, Inc.	1,066	131,342
Ryerson Holding Corp.*	722	6,159
Worthington Industries, Inc.	434	15,646

		405,454

Paper & Forest Products (0.1%)
Boise Cascade Co.	479	15,611
Louisiana-Pacific Corp.	890	21,876
Neenah, Inc.	716	46,626
Verso Corp., Class A*	95	1,176

		85,289

Total Materials		4,671,158

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexander’s, Inc. (REIT)	107	37,280
American Assets Trust, Inc. (REIT)	2,457	114,840
American Finance Trust, Inc. (REIT)(x)	359	5,012
American Homes 4 Rent LP (REIT), Class A	5,682	147,107
Americold Realty Trust (REIT)	9,883	366,363
Armada Hoffler Properties, Inc. (REIT)	864	15,630
Bluerock Residential Growth REIT, Inc. (REIT)	1,099	12,935
CareTrust REIT, Inc. (REIT)	3,677	86,428
Clipper Realty, Inc. (REIT)	770	7,846
Colony Capital, Inc. (REIT)	1,388	8,356
Community Healthcare Trust, Inc. (REIT)	558	24,859
CoreSite Realty Corp. (REIT)	5,171	630,086
Easterly Government Properties, Inc. (REIT)	871	18,552
EastGroup Properties, Inc. (REIT)	1,900	237,538
Equity LifeStyle Properties, Inc. (REIT)	4,469	597,058
Essential Properties Realty Trust, Inc. (REIT)	434	9,943
First Industrial Realty Trust, Inc. (REIT)	1,323	52,338
Four Corners Property Trust, Inc. (REIT)	3,536	99,998
GEO Group, Inc. (The) (REIT)	6,085	105,514
Gladstone Commercial Corp. (REIT)	469	11,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	230	$6,705
Innovative Industrial Properties, Inc. (REIT)(x)	554	51,173
Iron Mountain, Inc. (REIT)	1,654	53,573
iStar, Inc. (REIT)	2,150	28,057
Lamar Advertising Co. (REIT), Class A	4,381	358,935
LTC Properties, Inc. (REIT)	1,003	51,374
Monmouth Real Estate Investment Corp. (REIT)	649	9,352
National Health Investors, Inc. (REIT)	929	76,540
National Storage Affiliates Trust (REIT)	3,020	100,777
New Senior Investment Group, Inc. (REIT)	1,884	12,585
NexPoint Residential Trust, Inc. (REIT)	968	45,264
Outfront Media, Inc. (REIT)	1,132	31,447
Pennsylvania REIT (REIT)(x)	1,686	9,644
PS Business Parks, Inc. (REIT)	1,026	186,681
QTS Realty Trust, Inc. (REIT), Class A	2,796	143,742
Ryman Hospitality Properties, Inc. (REIT)	2,350	192,254
Safehold, Inc. (REIT)	35	1,068
Saul Centers, Inc. (REIT)	558	30,417
Seritage Growth Properties (REIT), Class A(x)	161	6,841
Sun Communities, Inc. (REIT)	1,100	163,295
Tanger Factory Outlet Centers, Inc. (REIT)(x)	4,715	72,988
Terreno Realty Corp. (REIT)	336	17,166
UMH Properties, Inc. (REIT)	1,511	21,275
Uniti Group, Inc. (REIT)(x)	9,480	73,612
Universal Health Realty Income Trust (REIT)	601	61,783

		4,395,252

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	33	667
Cushman & Wakefield plc*	4,970	92,094
eXp World Holdings, Inc.(x)*	821	6,880
Howard Hughes Corp. (The)*	640	82,944
Jones Lang LaSalle, Inc.	297	41,301
Kennedy-Wilson Holdings, Inc.	3,232	70,845
Marcus & Millichap, Inc.*	1,038	36,839
Maui Land & Pineapple Co., Inc.*	191	2,078
Newmark Group, Inc., Class A	6,602	59,814
Redfin Corp.(x)*	4,498	75,746
RMR Group, Inc. (The), Class A	768	34,929

		504,137

Total Real Estate		4,899,389

Utilities (0.4%)
Electric Utilities (0.1%)
El Paso Electric Co.	354	23,746
Genie Energy Ltd., Class B	296	2,208
MGE Energy, Inc.	643	51,356
Otter Tail Corp.	901	48,429
Spark Energy, Inc., Class A	632	6,668

		132,407

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	811	77,305
New Jersey Resources Corp.	294	13,295
Northwest Natural Holding Co.	219	15,623
South Jersey Industries, Inc.	667	21,951
Southwest Gas Holdings, Inc.	309	28,131

		156,305

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	3,415	7,991
Ormat Technologies, Inc.	729	54,157
Sunnova Energy International, Inc.*	148	1,591
TerraForm Power, Inc., Class A	2,692	49,062

		112,801

Water Utilities (0.2%)
American States Water Co.	1,881	169,027
AquaVenture Holdings Ltd.*	101	1,962
California Water Service Group	2,319	122,745
Connecticut Water Service, Inc.	627	43,928
Global Water Resources, Inc.	606	7,175
Middlesex Water Co.	714	46,381
Pure Cycle Corp.*	875	8,995
SJW Group	870	59,412
York Water Co. (The)	610	26,633

		486,258

Total Utilities		887,771

Total Common Stocks (98.3%) (Cost $150,818,271)		200,763,729

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)*	29	—

Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	15,966	2,155

Total Health Care		2,155

Materials (0.0%)
Chemicals (0.0%)
Schulman, Inc., CVR(r)*	1,228	482

Total Materials		482

Total Rights (0.0%) (Cost $—)		2,637

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,123,583	1,123,920

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.9%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,100,073, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,122,001.(xx)	$1,100,000	1,100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $900,063, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $918,004.(xx)	$900,000	$900,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $1,000,364, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $1,020,000.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $500,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $556,501.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $4,498,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $4,587,702.(xx)	4,497,747	4,497,747

Total Repurchase Agreements		7,997,747

Total Short-Term Investments (4.5%) (Cost $9,121,759)		9,121,667

Total Investments in Securities (102.8%) (Cost $159,940,030)		209,888,033
Other Assets Less Liabilities (-2.8%)		(5,736,366)

Net Assets (100%)		$204,151,667

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $11,627,725. This was collateralized by $4,110,432 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/3/19-5/15/49 and by cash of $7,997,747 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2	12/2019	USD	152,500	(5,848)
S&P Midcap 400 E-Mini Index	1	12/2019	USD	193,800	(2,864)

					(8,712)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,288,309	$—	$—	$6,288,309
Consumer Discretionary	30,800,385	4,527	—	30,804,912
Consumer Staples	5,245,465	—	—	5,245,465
Energy	1,540,528	—	—	1,540,528
Financials	10,884,470	—	—	10,884,470
Health Care	45,207,231	535,903	—	45,743,134
Industrials	36,336,262	—	—	36,336,262
Information Technology	53,462,331	—	—	53,462,331
Materials	4,671,158	—	—	4,671,158
Real Estate	4,899,389	—	—	4,899,389
Utilities	887,771	—	—	887,771
Rights
Health Care	—	—	2,155	2,155
Materials	—	—	482	482
Short-Term Investments
Investment Company	1,123,920	—	—	1,123,920
Repurchase Agreements	—	7,997,747	—	7,997,747

Total Assets	$201,347,219	$8,538,177	$2,637	$209,888,033

Liabilities:
Futures	$(8,712)	$—	$—	$(8,712)

Total Liabilities	$(8,712)	$—	$—	$(8,712)

Total	$201,338,507	$8,538,177	$2,637	$209,879,321

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,059,978
Aggregate gross unrealized depreciation	(12,322,197)

Net unrealized appreciation	$49,737,781

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,141,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	336	$19,612
Bandwidth, Inc., Class A*	89	5,795
Cincinnati Bell, Inc.*	1,321	6,697
Consolidated Communications Holdings, Inc.	2,001	9,525
Frontier Communications Corp.(x)*	3,489	3,025
GCI Liberty, Inc., Class A*	3,181	197,445
IDT Corp., Class B*	236	2,485
Intelsat SA*	2,113	48,176
Iridium Communications, Inc.*	3,131	66,628
ORBCOMM, Inc.(x)*	512	2,437
Pareteum Corp.(x)*	1,962	2,531
Vonage Holdings Corp.*	2,335	26,386

		390,742

Entertainment (1.1%)
AMC Entertainment Holdings, Inc., Class A(x)	1,656	17,719
Cinemark Holdings, Inc.	3,387	130,874
Eros International plc*	2,271	4,338
Gaia, Inc.(x)*	385	2,516
Liberty Media Corp.-Liberty
Formula One, Class A*	778	30,801
Liberty Media Corp.-Liberty
Formula One, Class C*	31,559	1,312,539
Lions Gate Entertainment Corp., Class A*	1,588	14,689
Lions Gate Entertainment Corp., Class B*	3,673	32,102
Madison Square Garden Co. (The), Class A*	542	142,828
Marcus Corp. (The)	697	25,796
Reading International, Inc., Class A*	772	9,233
Rosetta Stone, Inc.*	493	8,578
Zynga, Inc., Class A*	20,999	122,214

		1,854,227

Interactive Media & Services (0.1%)
Cars.com, Inc.*	1,845	16,568
DHI Group, Inc.*	1,648	6,345
Meet Group, Inc. (The)*	924	3,026
TripAdvisor, Inc.*	327	12,648
TrueCar, Inc.*	541	1,840
Zillow Group, Inc., Class A*	1,764	52,118
Zillow Group, Inc., Class C(x)*	4,009	119,548

		212,093

Media (0.7%)
Boston Omaha Corp., Class A(x)*	97	1,923
cbdMD, Inc.(x)*	329	1,303
Clear Channel Outdoor Holdings, Inc.*	842	2,122
comScore, Inc.*	1,593	3,043
Cumulus Media, Inc., Class A*	454	6,601
Daily Journal Corp.(x)*	31	7,674
Emerald Expositions Events, Inc.	698	6,792
Entercom Communications Corp., Class A	3,956	13,213
Entravision Communications Corp., Class A	1,225	3,895
EW Scripps Co. (The), Class A	1,747	23,200
Fluent, Inc.(x)*	146	399
Gannett Co., Inc.	3,378	36,280
Gray Television, Inc.*	1,720	28,070
Hemisphere Media Group, Inc.*	78	953
Interpublic Group of Cos., Inc. (The)	11,220	241,903
John Wiley & Sons, Inc., Class A	1,405	61,736
Lee Enterprises, Inc.*	1,755	3,580
Liberty Latin America Ltd., Class A*	1,397	23,847
Liberty Latin America Ltd., Class C*	3,640	62,226
Marchex, Inc., Class B*	1,188	3,730
MSG Networks, Inc., Class A(x)*	1,847	29,958
National CineMedia, Inc.	1,804	14,793
New Media Investment Group, Inc.(x)	1,924	16,950
New York Times Co. (The), Class A	4,243	120,841
News Corp., Class A	12,347	171,870
News Corp., Class B	3,860	55,179
Nexstar Media Group, Inc., Class A	320	32,739
Saga Communications, Inc., Class A	121	3,600
Scholastic Corp.	906	34,211
Sinclair Broadcast Group, Inc., Class A	116	4,958
TEGNA, Inc.	13,556	210,525
Tribune Publishing Co.	577	4,951
WideOpenWest, Inc.*	821	5,057

		1,238,122

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	561	6,698
Telephone & Data Systems, Inc.	3,177	81,967
United States Cellular Corp.*	461	17,324

		105,989

Total Communication Services		3,801,173

Consumer Discretionary (10.2%)
Auto Components (1.6%)
Adient plc	2,763	63,438
American Axle & Manufacturing Holdings, Inc.*	3,551	29,189
Aptiv plc	2,217	193,810
BorgWarner, Inc.	52,341	1,919,868
Cooper Tire & Rubber Co.	1,593	41,609
Cooper-Standard Holdings, Inc.*	556	22,729
Dana, Inc.	4,563	65,890
Gentex Corp.	8,226	226,503
Goodyear Tire & Rubber Co. (The)	7,372	106,194
Modine Manufacturing Co.*	1,587	18,044
Motorcar Parts of America, Inc.*	597	10,089
Standard Motor Products, Inc.	532	25,829
Stoneridge, Inc.*	783	24,250
Tenneco, Inc., Class A	1,629	20,395
Visteon Corp.*	890	73,461

		2,841,298

Automobiles (0.6%)
Harley-Davidson, Inc.	5,012	180,282
Honda Motor Co. Ltd. (ADR)	15,934	415,559
Thor Industries, Inc.	6,641	376,146
Winnebago Industries, Inc.	294	11,275

		983,262

Distributors (0.3%)
Genuine Parts Co.	4,561	454,230
Weyco Group, Inc.	157	3,550

		457,780

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	1,784	67,953
American Public Education, Inc.*	470	10,500
Carriage Services, Inc.	550	11,242
frontdoor, Inc.*	2,734	132,790
Graham Holdings Co., Class B	133	88,239
Grand Canyon Education, Inc.*	1,390	136,498
H&R Block, Inc.	5,603	132,343
Houghton Mifflin Harcourt Co.*	3,296	17,568
K12, Inc.*	1,125	29,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Laureate Education, Inc., Class A*	3,329	$55,178
OneSpaWorld Holdings Ltd.*	1,454	22,581
Regis Corp.*	864	17,470
Select Interior Concepts, Inc., Class A*	499	6,472
Service Corp. International	3,634	173,741
ServiceMaster Global Holdings, Inc.*	3,700	206,830
WW International, Inc.*	1,472	55,671

		1,164,776

Hotels, Restaurants & Leisure (2.4%)
Aramark	7,822	340,883
BBX Capital Corp.	2,060	9,620
Biglari Holdings, Inc., Class B*	9	981
Boyd Gaming Corp.	213	5,101
Brinker International, Inc.(x)	282	12,033
Caesars Entertainment Corp.*	18,118	211,256
Carnival Corp.	8,935	390,549
Carrols Restaurant Group, Inc.*	1,083	8,978
Century Casinos, Inc.*	886	6,849
Choice Hotels International, Inc.	592	52,664
Chuy’s Holdings, Inc.*	417	10,325
Del Taco Restaurants, Inc.*	936	9,571
Denny’s Corp.*	486	11,064
Dine Brands Global, Inc.	216	16,386
Drive Shack, Inc.(x)*	104	448
Dunkin’ Brands Group, Inc.	173	13,729
El Pollo Loco Holdings, Inc.*	604	6,620
Empire Resorts, Inc.(x)*	45	433
Extended Stay America, Inc.	6,197	90,724
Fiesta Restaurant Group, Inc.(x)*	770	8,023
Golden Entertainment, Inc.*	305	4,053
Habit Restaurants, Inc. (The), Class A*	479	4,186
Hilton Grand Vacations, Inc.*	2,377	76,064
Hyatt Hotels Corp., Class A	1,193	87,888
International Game Technologyplc(x)	3,134	44,534
International Speedway Corp., Class A	746	33,577
J Alexander’s Holdings, Inc.*	431	5,051
Jack in the Box, Inc.	690	62,873
Marriott Vacations Worldwide Corp.	1,142	118,323
Monarch Casino & Resort, Inc.*	43	1,793
Nathan’s Famous, Inc.	61	4,383
Papa John’s International, Inc.(x)	84	4,397
Penn National Gaming, Inc.*	3,115	58,017
Potbelly Corp.*	746	3,253
RCI Hospitality Holdings, Inc.	308	6,369
Red Lion Hotels Corp.*	623	4,037
Red Robin Gourmet Burgers, Inc.(x)*	396	13,171
Red Rock Resorts, Inc., Class A	52,818	1,072,470
Six Flags Entertainment Corp.	2,287	116,157
Sodexo SA	3,472	389,784
Vail Resorts, Inc.	2,661	605,537
Wingstop, Inc.	57	4,975
Wyndham Destinations, Inc.	2,929	134,793
Wyndham Hotels & Resorts, Inc.	2,134	110,413

		4,172,335

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	237	3,626
Beazer Homes USA, Inc.*	893	13,306
Century Communities, Inc.*	490	15,009
Ethan Allen Interiors, Inc.	761	14,535
Flexsteel Industries, Inc.	172	2,549
GoPro, Inc., Class A(x)*	346	1,794
Green Brick Partners, Inc.*	668	7,148
Hooker Furniture Corp.	359	7,697
KB Home	2,143	72,862
La-Z-Boy, Inc.	827	27,779
Legacy Housing Corp.*	153	2,479
Leggett & Platt, Inc.	4,213	172,480
Lifetime Brands, Inc.	371	3,283
M.D.C. Holdings, Inc.	1,573	67,796
M/I Homes, Inc.*	850	32,003
Meritage Homes Corp.*	1,147	80,691
Newell Brands, Inc.	12,154	227,523
NVR, Inc.*	262	973,946
PulteGroup, Inc.	20,033	732,206
Taylor Morrison Home Corp., Class A*	2,928	75,952
Toll Brothers, Inc.	4,257	174,750
TRI Pointe Group, Inc.*	4,478	67,349
Tupperware Brands Corp.	1,553	24,646
Universal Electronics, Inc.*	45	2,291
William Lyon Homes, Class A*	1,064	21,663
ZAGG, Inc.(x)*	883	5,536

		2,830,899

Internet & Direct Marketing Retail (0.1%)
Lands’ End, Inc.*	337	3,823
Leaf Group Ltd.*	97	407
Liquidity Services, Inc.*	842	6,231
Overstock.com, Inc.(x)*	728	7,710
PetMed Express, Inc.(x)	474	8,541
Quotient Technology, Inc.*	2,283	17,853
Qurate Retail, Inc., Class A*	12,261	126,472
RealReal, Inc. (The)(x)*	436	9,749
Rubicon Project, Inc. (The)*	534	4,651
Stamps.com, Inc.*	531	39,533
Stitch Fix, Inc., Class A(x)*	146	2,811
Waitr Holdings, Inc.(x)*	1,382	1,776

		229,557

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,122	29,621
American Outdoor Brands Corp.*	1,663	9,729
Brunswick Corp.	2,720	141,766
Callaway Golf Co.	2,954	57,337
Clarus Corp.	295	3,459
Escalade, Inc.	341	3,713
Johnson Outdoors, Inc., Class A	64	3,748
Mattel, Inc.(x)*	3,395	38,669
Polaris, Inc.	191	16,810
Sturm Ruger & Co., Inc.(x)	54	2,255
Vista Outdoor, Inc.*	1,846	11,427

		318,534

Multiline Retail (0.5%)
Big Lots, Inc.	1,264	30,968
Dillard’s, Inc., Class A(x)	341	22,543
JC Penney Co., Inc.(x)*	9,320	8,285
Kohl’s Corp.	5,214	258,927
Macy’s, Inc.	9,900	153,846
Target Corp.	3,010	321,799

		796,368

Specialty Retail (1.2%)
Aaron’s, Inc.	244	15,679
Abercrombie & Fitch Co., Class A	2,106	32,854
Advance Auto Parts, Inc.	3,681	608,837
American Eagle Outfitters, Inc.	462	7,494
Ascena Retail Group, Inc.(x)*	3,665	968
At Home Group, Inc.(x)*	1,432	13,776
AutoNation, Inc.*	1,705	86,443
Barnes & Noble Education, Inc.*	1,289	4,022
Bed Bath & Beyond, Inc.(x)	3,997	42,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Buckle, Inc. (The)(x)	933	$19,220
Caleres, Inc.	1,307	30,597
Cato Corp. (The), Class A	765	13,472
Chico’s FAS, Inc.	3,799	15,310
Citi Trends, Inc.	299	5,472
Conn’s, Inc.(x)*	646	16,060
Container Store Group, Inc. (The)*	494	2,183
Designer Brands, Inc., Class A	1,345	23,026
Dick’s Sporting Goods, Inc.	2,098	85,619
Express, Inc.*	1,953	6,718
Foot Locker, Inc.	3,531	152,398
GameStop Corp., Class A(x)	3,139	17,327
Genesco, Inc.*	526	21,051
GNC Holdings, Inc., Class A(x)*	2,644	5,658
Group 1 Automotive, Inc.	560	51,694
Guess?, Inc.(x)	1,625	30,111
Haverty Furniture Cos., Inc.	528	10,703
Hibbett Sports, Inc.(x)*	553	12,664
Hudson Ltd., Class A*	1,201	14,736
J. Jill, Inc.(x)	568	1,079
L Brands, Inc.	6,214	121,732
Lithia Motors, Inc., Class A	270	35,743
Lumber Liquidators Holdings, Inc.(x)*	764	7,541
MarineMax, Inc.*	683	10,573
Michaels Cos., Inc. (The)(x)*	2,658	26,022
Murphy USA, Inc.*	793	67,643
Office Depot, Inc.	17,277	30,321
Party City Holdco, Inc.(x)*	1,653	9,439
Penske Automotive Group, Inc.	1,110	52,481
RH(x)*	378	64,574
RTW RetailWinds, Inc.*	436	597
Sally Beauty Holdings, Inc.*	3,811	56,746
Shoe Carnival, Inc.(x)	281	9,107
Signet Jewelers Ltd.(x)	1,651	27,671
Sleep Number Corp.*	76	3,140
Sonic Automotive, Inc., Class A	764	23,997
Sportsman’s Warehouse Holdings, Inc.*	1,446	7,490
Tile Shop Holdings, Inc.(x)	1,333	4,252
Tilly’s, Inc., Class A	636	6,004
Urban Outfitters, Inc.*	2,215	62,219
Williams-Sonoma, Inc.	2,044	138,951
Winmark Corp.	50	8,819
Zumiez, Inc.*	636	20,145

		2,142,906

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	2,637	87,443
Carter’s, Inc.	5,421	494,449
Columbia Sportswear Co.	327	31,683
Culp, Inc.	282	4,597
Delta Apparel, Inc.*	213	5,059
Fossil Group, Inc.(x)*	1,489	18,627
G-III Apparel Group Ltd.*	1,434	36,954
Hanesbrands, Inc.	30,107	461,239
Kontoor Brands, Inc.	1,075	37,732
Movado Group, Inc.	460	11,436
Oxford Industries, Inc.	327	23,446
Ralph Lauren Corp.	1,643	156,857
Rocky Brands, Inc.	252	8,374
Skechers U.S.A., Inc., Class A*	2,720	101,592
Superior Group of Cos., Inc.	281	4,530
Unifi, Inc.*	478	10,478
Vera Bradley, Inc.*	592	5,979
Vince Holding Corp.(x)*	129	2,450
Wolverine World Wide, Inc.	5,540	156,560

		1,659,485

Total Consumer Discretionary		17,597,200

Consumer Staples (5.2%)
Beverages (0.2%)
Craft Brew Alliance, Inc.*	365	2,989
Molson Coors Brewing Co., Class B	6,462	371,565

		374,554

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	1,066	23,910
BJ’s Wholesale Club Holdings, Inc.*	2,344	60,639
Casey’s General Stores, Inc.	879	141,660
Grocery Outlet Holding Corp.*	514	17,826
Ingles Markets, Inc., Class A	448	17,409
Koninklijke Ahold Delhaize NV	17,438	436,295
Natural Grocers by Vitamin Cottage, Inc.*	385	3,846
PriceSmart, Inc.	655	46,571
Rite Aid Corp.(x)*	1,589	11,044
SpartanNash Co.	1,081	12,788
Sprouts Farmers Market, Inc.*	1,983	38,351
Sysco Corp.	5,492	436,065
United Natural Foods, Inc.*	1,762	20,298
US Foods Holding Corp.*	7,008	288,029
Village Super Market, Inc., Class A	249	6,586
Weis Markets, Inc.	284	10,832

		1,572,149

Food Products (3.5%)
Alico, Inc.	102	3,470
B&G Foods, Inc.(x)	19,018	359,630
Beyond Meat, Inc.(x)*	423	62,866
Bunge Ltd.	4,411	249,751
Cal-Maine Foods, Inc.	15,643	625,016
Conagra Brands, Inc.	11,995	368,007
Darling Ingredients, Inc.*	5,181	99,113
Dean Foods Co.(x)	3,496	4,055
Farmer Brothers Co.*	278	3,600
Flowers Foods, Inc.	36,483	843,852
Fresh Del Monte Produce, Inc.	991	33,803
Hain Celestial Group, Inc. (The)*	2,895	62,170
Hostess Brands, Inc.*	3,863	54,024
Ingredion, Inc.	2,150	175,741
JM Smucker Co. (The)	2,521	277,360
Kellogg Co.	3,636	233,977
Lamb Weston Holdings, Inc.	3,462	251,757
Lancaster Colony Corp.	165	22,877
Landec Corp.*	679	7,381
Limoneira Co.	335	6,151
Mondelez International, Inc., Class A	3,434	189,969
Orkla ASA	55,230	502,419
Pilgrim’s Pride Corp.*	1,103	35,346
Post Holdings, Inc.*	13,192	1,396,241
Sanderson Farms, Inc.	103	15,587
Seaboard Corp.	8	35,000
Seneca Foods Corp., Class A*	193	6,018
Simply Good Foods Co. (The)*	2,271	65,836
Tootsie Roll Industries, Inc.(x)	72	2,674
TreeHouse Foods, Inc.*	1,465	81,234

		6,074,925

Household Products (0.4%)
Central Garden & Pet Co.*	345	10,084
Central Garden & Pet Co., Class A*	1,330	36,874
Energizer Holdings, Inc.(x)	2,022	88,119
Kimberly-Clark Corp.	2,663	378,279
Oil-Dri Corp. of America	122	4,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.	1,328	$70,019

		587,530

Personal Products (0.2%)
Edgewell Personal Care Co.*	1,714	55,688
elf Beauty, Inc.*	715	12,520
Herbalife Nutrition Ltd.*	2,806	106,235
Nature’s Sunshine Products, Inc.*	146	1,210
Nu Skin Enterprises, Inc., Class A	1,743	74,130
Revlon, Inc., Class A(x)*	41	963

		250,746

Tobacco (0.0%)
Pyxus International, Inc.(x)*	286	3,741
Universal Corp.	777	42,587
Vector Group Ltd.(x)	247	2,939

		49,267

Total Consumer Staples		8,909,171

Energy (3.9%)
Energy Equipment & Services (1.0%)
Apergy Corp.*	2,448	66,218
Archrock, Inc.	4,091	40,787
Baker Hughes a GE Co.	17,292	401,174
C&J Energy Services, Inc.*	2,102	22,555
Covia Holdings Corp.(x)*	1,422	2,872
Diamond Offshore Drilling, Inc.(x)*	2,031	11,292
Dril-Quip, Inc.*	1,142	57,306
Era Group, Inc.*	515	5,438
Exterran Corp.*	1,011	13,204
Forum Energy Technologies, Inc.*	2,219	3,439
Frank’s International NV*	3,375	16,031
FTS International, Inc.*	560	1,254
Geospace Technologies Corp.*	430	6,609
Helix Energy Solutions Group, Inc.*	4,502	36,286
Helmerich & Payne, Inc.	3,473	139,163
Independence Contract Drilling, Inc.*	833	1,000
Keane Group, Inc.(x)*	1,692	10,254
KLX Energy Services Holdings, Inc.*	612	5,291
Liberty Oilfield Services, Inc., Class A(x)	1,273	13,787
Mammoth Energy Services, Inc.	424	1,052
Matrix Service Co.*	849	14,552
McDermott International, Inc.*	5,710	11,534
Nabors Industries Ltd.(x)	11,201	20,946
National Energy Services Reunited Corp.(x)*	793	5,297
Natural Gas Services Group, Inc.*	317	4,061
NCS Multistage Holdings, Inc.*	341	682
Newpark Resources, Inc.*	2,855	21,755
Nine Energy Service, Inc.*	524	3,233
Noble Corp. plc*	7,484	9,505
Oceaneering International, Inc.*	3,114	42,195
Oil States International, Inc.*	1,906	25,350
Pacific Drilling SA*	945	3,695
Parker Drilling Co.(x)*	307	5,808
Patterson-UTI Energy, Inc.	6,510	55,661
ProPetro Holding Corp.*	1,079	9,808
RigNet, Inc.*	67	519
RPC, Inc.(x)	1,847	10,362
Schlumberger Ltd.	9,494	324,410
SEACOR Holdings, Inc.*	549	25,841
SEACOR Marine Holdings, Inc.*	584	7,341
Seadrill Ltd.(x)*	1,876	3,940
Select Energy Services, Inc., Class A*	1,874	16,229
Smart Sand, Inc.(x)*	762	2,156
TETRA Technologies, Inc.*	3,968	7,976
Tidewater, Inc.*	1,202	18,162
Transocean Ltd.*	18,792	84,000
US Silica Holdings, Inc.(x)	2,336	22,332

		1,612,362

Oil, Gas & Consumable Fuels (2.9%)
Abraxas Petroleum Corp.*	5,296	2,688
Amplify Energy Corp.	267	1,647
Antero Midstream Corp.(x)	7,146	52,880
Antero Resources Corp.*	8,409	25,395
Arch Coal, Inc., Class A(x)	528	39,178
Ardmore Shipping Corp.*	850	5,687
Berry Petroleum Corp.	2,004	18,757
Bonanza Creek Energy, Inc.*	583	13,053
Brigham Minerals, Inc., Class A(x)	160	3,184
California Resources Corp.(x)*	1,478	15,076
Callon Petroleum Co.(x)*	7,256	31,491
Carrizo Oil & Gas, Inc.*	2,804	24,072
Centennial Resource Development, Inc., Class A*	5,827	26,309
Chaparral Energy, Inc., Class A(x)*	1,013	1,357
Chesapeake Energy Corp.(x)*	41,192	58,081
Cimarex Energy Co.	21,171	1,014,938
Clean Energy Fuels Corp.*	3,799	7,845
CNX Resources Corp.*	6,126	44,475
Comstock Resources, Inc.(x)*	504	3,926
ConocoPhillips	5,735	326,780
CONSOL Energy, Inc.*	870	13,598
Contura Energy, Inc.*	598	16,720
CVR Energy, Inc.	551	24,261
Delek US Holdings, Inc.	2,411	87,519
Denbury Resources, Inc.(x)*	14,529	17,290
DHT Holdings, Inc.	2,859	17,583
Diamond S Shipping, Inc.*	727	8,012
Dorian LPG Ltd.*	725	7,511
Earthstone Energy, Inc., Class A(x)*	413	1,342
Energy Fuels, Inc.(x)*	2,486	4,798
EQT Corp.	8,037	85,514
Equitrans Midstream Corp.	5,804	84,448
Extraction Oil & Gas, Inc.(x)*	3,212	9,443
Falcon Minerals Corp.(x)	1,016	5,842
GasLog Ltd.	460	5,911
Golar LNG Ltd.(x)	2,764	35,904
Goodrich Petroleum Corp.*	121	1,286
Green Plains, Inc.	1,249	13,233
Gulfport Energy Corp.(x)*	5,104	13,832
Hallador Energy Co.	580	2,100
HighPoint Resources Corp.*	3,016	4,795
HollyFrontier Corp.	4,890	262,300
Imperial Oil Ltd.	8,343	217,257
International Seaways, Inc.*	758	14,599
Isramco, Inc.*	3	368
Jagged Peak Energy, Inc.(x)*	811	5,888
Kosmos Energy Ltd.	11,477	71,616
Laredo Petroleum, Inc.*	5,761	13,884
Magnolia Oil & Gas Corp., Class A(x)*	3,175	35,242
Matador Resources Co.*	3,307	54,665
Montage Resources Corp.(x)*	712	2,691
Murphy Oil Corp.	5,050	111,655
NACCO Industries, Inc., Class A	100	6,391
Noble Energy, Inc.	15,925	357,676
Nordic American Tankers Ltd.(x)	4,291	9,269
Northern Oil and Gas, Inc.(x)*	8,844	17,334
Oasis Petroleum, Inc.*	10,071	34,846
Overseas Shipholding Group, Inc.,
Class A*	1,743	3,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Panhandle Oil and Gas, Inc., Class A	519	$7,256
Par Pacific Holdings, Inc.*	1,102	25,192
Parsley Energy, Inc., Class A	3,642	61,186
PBF Energy, Inc., Class A	3,783	102,860
PDC Energy, Inc.*	2,022	56,111
Peabody Energy Corp.	2,227	32,781
Penn Virginia Corp.*	428	12,442
QEP Resources, Inc.	7,577	28,035
Range Resources Corp.(x)	6,615	25,269
Renewable Energy Group, Inc.(x)*	1,084	16,265
REX American Resources Corp.*	176	13,434
Ring Energy, Inc.*	1,220	2,001
Roan Resources, Inc.(x)*	1,223	1,504
SandRidge Energy, Inc.*	1,021	4,799
Scorpio Tankers, Inc.	1,374	40,890
SemGroup Corp., Class A	2,533	41,389
Ship Finance International Ltd.	2,589	36,350
SilverBow Resources, Inc.*	136	1,318
SM Energy Co.	3,556	34,458
Southwestern Energy Co.(x)*	17,126	33,053
SRC Energy, Inc.*	7,675	35,765
Talos Energy, Inc.*	630	12,808
Targa Resources Corp.	7,384	296,615
Teekay Corp.	2,440	9,760
Teekay Tankers Ltd., Class A*	4,962	6,451
Unit Corp.*	1,710	5,780
W&T Offshore, Inc.(x)*	2,919	12,756
Whiting Petroleum Corp.(x)*	2,883	23,150
World Fuel Services Corp.	2,086	83,315
WPX Energy, Inc.*	52,501	555,986

		5,015,471

Total Energy		6,627,833

Financials (23.2%)
Banks (11.0%)
1st Constitution Bancorp	226	4,237
1st Source Corp.	453	20,716
ACNB Corp.	204	6,997
Allegiance Bancshares, Inc.*	624	20,024
Amalgamated Bank, Class A	406	6,504
Amerant Bancorp, Inc.(x)*	622	13,043
American National Bankshares, Inc.	314	11,138
Ameris Bancorp	1,680	67,603
Ames National Corp.	233	6,666
Arrow Financial Corp.	401	13,378
Associated Banc-Corp.	5,134	103,963
Atlantic Capital Bancshares, Inc.*	721	12,502
Atlantic Union Bankshares Corp.	2,566	95,571
Banc of California, Inc.	1,388	19,626
BancFirst Corp.	593	32,864
Bancorp, Inc. (The)*	1,625	16,087
BancorpSouth Bank	3,022	89,481
Bank of Commerce Holdings	457	4,977
Bank of Hawaii Corp.	1,320	113,428
Bank of Marin Bancorp	431	17,882
Bank of NT Butterfield & Son Ltd. (The)	1,169	34,649
Bank of Princeton (The)	187	5,434
Bank OZK	29,959	816,982
Bank7 Corp.	32	602
BankFinancial Corp.	436	5,188
BankUnited, Inc.	31,952	1,074,226
Bankwell Financial Group, Inc.	166	4,565
Banner Corp.	1,068	59,990
Bar Harbor Bankshares	477	11,892
Baycom Corp.*	229	5,201
BB&T Corp.	18,391	981,528
BCB Bancorp, Inc.	389	4,995
Berkshire Hills Bancorp, Inc.	1,467	42,968
BOK Financial Corp.	6,898	545,977
Boston Private Financial Holdings, Inc.	2,644	30,816
Bridge Bancorp, Inc.	509	15,046
Brookline Bancorp, Inc.	2,492	36,707
Bryn Mawr Bank Corp.	636	23,220
Business First Bancshares, Inc.	382	9,321
Byline Bancorp, Inc.*	755	13,499
C&F Financial Corp.	105	5,529
Cadence Bancorp	36,047	632,264
Cambridge Bancorp(x)	89	6,676
Camden National Corp.	491	21,270
Capital Bancorp, Inc.*	286	3,895
Capital City Bank Group, Inc.	406	11,145
Capstar Financial Holdings, Inc.	486	8,058
Carolina Financial Corp.	670	23,812
Carter Bank & Trust(x)*	733	13,846
Cathay General Bancorp	2,422	84,128
CBTX, Inc.	578	16,115
CenterState Bank Corp.	3,974	95,316
Central Pacific Financial Corp.	787	22,351
Central Valley Community Bancorp	380	7,733
Century Bancorp, Inc., Class A	79	6,920
Chemung Financial Corp.	92	3,864
CIT Group, Inc.	2,800	126,868
Citizens & Northern Corp.	328	8,620
City Holding Co.	464	35,380
Civista Bancshares, Inc.	501	10,887
CNB Financial Corp.	448	12,858
Coastal Financial Corp.*	76	1,148
Codorus Valley Bancorp, Inc.	246	5,722
Colony Bankcorp, Inc.	258	3,960
Columbia Banking System, Inc.	2,322	85,682
Comerica, Inc.	8,991	593,316
Commerce Bancshares, Inc.	11,074	671,638
Community Bank System, Inc.	1,604	98,951
Community Bankers Trust Corp.	645	5,547
Community Financial Corp. (The)	160	5,355
Community Trust Bancorp, Inc.	491	20,907
ConnectOne Bancorp, Inc.	781	17,338
CrossFirst Bankshares, Inc.*	261	3,734
Cullen/Frost Bankers, Inc.	1,832	162,224
Customers Bancorp, Inc.*	891	18,479
CVB Financial Corp.	4,216	87,988
DNB Financial Corp.	119	5,297
Eagle Bancorp, Inc.	1,000	44,620
East West Bancorp, Inc.	4,708	208,517
Enterprise Bancorp, Inc.	290	8,694
Enterprise Financial Services Corp.	784	31,948
Equity Bancshares, Inc., Class A*	491	13,164
Esquire Financial Holdings, Inc.*	119	2,951
Evans Bancorp, Inc.	118	4,413
Farmers & Merchants Bancorp, Inc.	332	8,619
Farmers National Banc Corp.	816	11,816
FB Financial Corp.	252	9,463
Fidelity D&D Bancorp, Inc.(x)	60	3,735
Financial Institutions, Inc.	467	14,094
First Bancorp (Nasdaq Stock Exchange)	939	33,710
First Bancorp (Quotrix Stock Exchange)	6,787	67,734
First Bancorp, Inc.	298	8,192
First Bancshares, Inc. (The)	535	17,280
First Bank	523	5,664
First Busey Corp.	1,845	46,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Business Financial Services, Inc.	223	$5,370
First Capital, Inc.(x)	104	6,014
First Choice Bancorp	313	6,673
First Citizens BancShares, Inc., Class A	232	109,400
First Commonwealth Financial Corp.	3,108	41,274
First Community Bankshares, Inc.	495	16,023
First Financial Bancorp	3,081	75,407
First Financial Corp.	438	19,040
First Financial Northwest, Inc.	267	3,946
First Foundation, Inc.	767	11,716
First Guaranty Bancshares, Inc.	164	3,631
First Hawaiian, Inc.	24,020	641,334
First Horizon National Corp.	23,240	376,488
First Internet Bancorp	271	5,802
First Interstate BancSystem, Inc., Class A	1,237	49,777
First Merchants Corp.	1,709	64,318
First Mid Bancshares, Inc.	569	19,699
First Midwest Bancorp, Inc.	3,369	65,628
First Northwest Bancorp	244	4,226
First of Long Island Corp. (The)	773	17,586
First Republic Bank	7,060	682,702
Flushing Financial Corp.	869	17,558
FNB Corp.	10,269	118,402
FNCB Bancorp, Inc.	591	4,616
Franklin Financial Network, Inc.	387	11,691
Franklin Financial Services Corp.(x)	143	5,084
Fulton Financial Corp.	5,213	84,346
FVCBankcorp, Inc.(x)*	403	7,077
German American Bancorp, Inc.	876	28,076
Glacier Bancorp, Inc.	2,289	92,613
Great Southern Bancorp, Inc.	355	20,217
Great Western Bancorp, Inc.	1,810	59,730
Guaranty Bancshares, Inc.	252	7,709
Hancock Whitney Corp.	2,841	108,796
Hanmi Financial Corp.	866	16,263
HarborOne Bancorp, Inc.*	348	3,503
Hawthorn Bancshares, Inc.	194	4,623
Heartland Financial USA, Inc.	1,143	51,138
Heritage Commerce Corp.	1,208	14,200
Heritage Financial Corp.	1,166	31,435
Hilltop Holdings, Inc.	2,299	54,923
Home BancShares, Inc.	4,898	92,058
HomeTrust Bancshares, Inc.	345	8,994
Hope Bancorp, Inc.	3,822	54,807
Horizon Bancorp, Inc.	1,456	25,276
Howard Bancorp, Inc.*	401	6,693
IBERIABANK Corp.	1,701	128,494
Independent Bank Corp.	534	11,382
Independent Bank Corp./MA	951	70,992
Independent Bank Group, Inc.	869	45,718
International Bancshares Corp.	1,759	67,933
Investar Holding Corp.	159	3,784
Investors Bancorp, Inc.	7,284	82,746
Lakeland Bancorp, Inc.	1,883	29,055
Lakeland Financial Corp.	214	9,412
LCNB Corp.	343	6,085
LegacyTexas Financial Group, Inc.	924	40,222
Level One Bancorp, Inc.	176	4,245
Live Oak Bancshares, Inc.	825	14,932
M&T Bank Corp.	3,231	510,401
Macatawa Bank Corp.	711	7,387
Mackinac Financial Corp.	316	4,885
MainStreet Bancshares, Inc.*	242	5,094
Malvern Bancorp, Inc.*	200	4,366
Mercantile Bank Corp.	517	16,958
Metropolitan Bank Holding Corp.*	221	8,692
Mid Penn Bancorp, Inc.	234	5,997
Midland States Bancorp, Inc.	635	16,542
MidWestOne Financial Group, Inc.	346	10,560
MutualFirst Financial, Inc.	171	5,390
MVB Financial Corp.	261	5,181
National Bank Holdings Corp., Class A	624	21,335
National Bankshares, Inc.	189	7,569
NBT Bancorp, Inc.	1,353	49,506
Nicolet Bankshares, Inc.*	255	16,975
Northeast Bank	228	5,055
Northrim Bancorp, Inc.	187	7,418
Norwood Financial Corp.	157	4,963
Oak Valley Bancorp	215	3,606
OFG Bancorp	1,609	35,237
Ohio Valley Banc Corp.	138	5,036
Old Line Bancshares, Inc.	455	13,200
Old National Bancorp	5,462	93,974
Old Second Bancorp, Inc.	944	11,536
Opus Bank	668	14,542
Origin Bancorp, Inc.	620	20,919
Orrstown Financial Services, Inc.	277	6,066
Pacific Mercantile Bancorp*	650	4,881
Pacific Premier Bancorp, Inc.	1,954	60,945
PacWest Bancorp	3,845	139,727
Park National Corp.	427	40,484
Parke Bancorp, Inc.	249	5,533
PCB Bancorp	413	6,794
Peapack Gladstone Financial Corp.	718	20,126
Penns Woods Bancorp, Inc.	120	5,550
Peoples Bancorp of North Carolina, Inc.	124	3,684
Peoples Bancorp, Inc.	579	18,418
Peoples Financial Services Corp.	202	9,149
People’s United Financial, Inc.	12,832	200,628
People’s Utah Bancorp	472	13,353
Pinnacle Financial Partners, Inc.	2,421	137,392
Popular, Inc.	7,508	406,033
Preferred Bank	317	16,604
Premier Financial Bancorp, Inc.	434	7,452
Prosperity Bancshares, Inc.	5,382	380,131
QCR Holdings, Inc.	472	17,927
RBB Bancorp	466	9,176
Reliant Bancorp, Inc.	285	6,834
Renasant Corp.	1,803	63,123
Republic Bancorp, Inc., Class A	313	13,600
Republic First Bancorp, Inc.*	1,364	5,729
Richmond Mutual Bancorporation, Inc.(x)*	428	5,988
S&T Bancorp, Inc.	1,072	39,160
Sandy Spring Bancorp, Inc.	1,117	37,654
SB One Bancorp	413	9,317
Seacoast Banking Corp. of Florida*	1,316	33,308
Select Bancorp, Inc.*	453	5,255
ServisFirst Bancshares, Inc.	288	9,547
Shore Bancshares, Inc.	328	5,054
Sierra Bancorp	590	15,670
Signature Bank	868	103,483
Simmons First National Corp., Class A	2,871	71,488
SmartFinancial, Inc.*	397	8,269
South Plains Financial, Inc.	132	2,152
South State Corp.	1,108	83,432
Southern First Bancshares, Inc.*	309	12,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Southern National Bancorp of Virginia, Inc.	648	$9,973
Southside Bancshares, Inc.	1,021	34,826
Spirit of Texas Bancshares, Inc.*	454	9,784
Sterling Bancorp	55,015	1,103,601
Stock Yards Bancorp, Inc.	521	19,115
Summit Financial Group, Inc.	337	8,627
SVB Financial Group*	2,955	617,447
Synovus Financial Corp.	4,410	157,702
TCF Financial Corp.	4,952	188,523
Texas Capital Bancshares, Inc.*	1,592	87,003
Tompkins Financial Corp.	468	37,969
Towne Bank	2,110	58,669
TriCo Bancshares	842	30,565
TriState Capital Holdings, Inc.*	513	10,793
Triumph Bancorp, Inc.*	419	13,362
Trustmark Corp.	2,034	69,380
UMB Financial Corp.	6,773	437,400
Umpqua Holdings Corp.	7,256	119,434
Union Bankshares, Inc.(x)	106	3,345
United Bankshares, Inc.	3,193	120,919
United Community Banks, Inc.	2,278	64,581
United Security Bancshares	354	3,724
Unity Bancorp, Inc.	179	3,965
Univest Financial Corp.	920	23,469
Valley National Bancorp	10,241	111,320
Veritex Holdings, Inc.	1,225	29,725
Washington Trust Bancorp, Inc.	483	23,334
Webster Financial Corp.	2,896	135,735
WesBanco, Inc.	1,749	65,360
West Bancorporation, Inc.	356	7,739
Westamerica Bancorp	5,281	328,373
Western Alliance Bancorp	2,741	126,305
Wintrust Financial Corp.	1,816	117,368
Zions Bancorp NA	5,609	249,713

		18,939,354

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	1,612	134,360
Ameriprise Financial, Inc.	4,505	662,686
Artisan Partners Asset Management, Inc., Class A	746	21,067
Assetmark Financial Holdings, Inc.*	277	7,216
Associated Capital Group, Inc., Class A(x)	69	2,456
B. Riley Financial, Inc.	655	15,471
BGC Partners, Inc., Class A	9,617	52,893
Blucora, Inc.*	395	8,548
Brightsphere Investment Group, Inc.	2,242	22,218
Cowen, Inc., Class A(x)*	603	9,280
Diamond Hill Investment Group, Inc.	16	2,210
Donnelley Financial Solutions, Inc.*	1,012	12,468
Eaton Vance Corp.	3,623	162,781
Evercore, Inc., Class A	831	66,563
GAIN Capital Holdings, Inc.(x)	470	2,482
GAMCO Investors, Inc., Class A	37	723
INTL. FCStone, Inc.*	489	20,078
Janus Henderson Group plc	2,935	65,920
Ladenburg Thalmann Financial Services, Inc.	278	659
Lazard Ltd., Class A	2,117	74,095
Legg Mason, Inc.	2,798	106,856
Moelis & Co., Class A	288	9,461
Northern Trust Corp.	13,976	1,304,240
Oppenheimer Holdings, Inc., Class A	293	8,808
Piper Jaffray Cos.	438	33,060
PJT Partners, Inc., Class A	307	12,495
Sculptor Capital Management, Inc.	269	5,240
SEI Investments Co.	2,193	129,946
State Street Corp.	6,636	392,785
Stifel Financial Corp.	2,215	127,097
Virtu Financial, Inc., Class A(x)	990	16,196
Virtus Investment Partners, Inc.	187	20,677
Waddell & Reed Financial, Inc.,
Class A(x)	2,356	40,476
Westwood Holdings Group, Inc.	270	7,471
WisdomTree Investments, Inc.	2,677	13,987

		3,572,969

Consumer Finance (0.3%)
Credit Acceptance Corp.*	39	17,991
Encore Capital Group, Inc.(x)*	983	32,758
Enova International, Inc.*	375	7,781
EZCORP, Inc., Class A(x)*	1,549	9,999
Green Dot Corp., Class A*	275	6,944
LendingClub Corp.*	2,097	27,429
Medallion Financial Corp.(x)*	714	4,570
Navient Corp.	6,680	85,504
Nelnet, Inc., Class A	570	36,252
OneMain Holdings, Inc.	2,072	76,001
PRA Group, Inc.*	1,430	48,320
Regional Management Corp.*	153	4,308
Santander Consumer USA Holdings, Inc.	3,369	85,943
SLM Corp.	13,944	123,056
World Acceptance Corp.*	90	11,476

		578,332

Diversified Financial Services (0.3%)
Banco Latinoamericano de Comercio Exterior SA, Class E	988	19,701
Cannae Holdings, Inc.*	2,138	58,731
FGL Holdings	4,633	36,971
Jefferies Financial Group, Inc.	8,485	156,124
Marlin Business Services Corp.	207	5,214
On Deck Capital, Inc.*	2,193	7,369
Voya Financial, Inc.	4,225	230,009

		514,119

Insurance (7.0%)
Aflac, Inc.	6,777	354,573
Alleghany Corp.*	399	318,306
Ambac Financial Group, Inc.*	1,395	27,272
American Equity Investment Life Holding Co.	2,848	68,922
American Financial Group, Inc.	2,330	251,291
American National Insurance Co.	237	29,324
AMERISAFE, Inc.	593	39,203
Argo Group International Holdings Ltd.	1,051	73,822
Arthur J Gallagher & Co.	1,287	115,277
Assurant, Inc.	1,954	245,852
Assured Guaranty Ltd.	3,087	137,248
Axis Capital Holdings Ltd.	2,395	159,794
Brighthouse Financial, Inc.*	14,610	591,267
Brown & Brown, Inc.	25,060	903,664
Chubb Ltd.	3,624	585,059
Citizens, Inc.(x)*	1,613	11,081
CNO Financial Group, Inc.	5,058	80,068
Donegal Group, Inc., Class A	519	7,609
Employers Holdings, Inc.	1,002	43,667
Enstar Group Ltd.*	1,951	370,534
Erie Indemnity Co., Class A	270	50,126
Everest Re Group Ltd.	900	239,481
FBL Financial Group, Inc., Class A	311	18,508
FedNat Holding Co.	184	2,574
First American Financial Corp.	3,523	207,892
Genworth Financial, Inc., Class A*	16,023	70,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Global Indemnity Ltd.	171	$4,270
Globe Life, Inc.	5,176	495,654
Greenlight Capital Re Ltd., Class A(x)*	875	9,188
Hallmark Financial Services, Inc.*	354	6,772
Hanover Insurance Group, Inc. (The)	1,256	170,238
HCI Group, Inc.	208	8,744
Heritage Insurance Holdings, Inc.	774	11,571
Horace Mann Educators Corp.	1,310	60,692
Independence Holding Co.	129	4,978
Investors Title Co.	38	6,084
James River Group Holdings Ltd.	469	24,032
Kemper Corp.	1,644	128,150
MBIA, Inc.*	2,463	22,733
Mercury General Corp.	870	48,616
National General Holdings Corp.	826	19,015
National Western Life Group, Inc., Class A	73	19,591
NI Holdings, Inc.*	276	4,731
Old Republic International Corp.	9,122	215,006
Primerica, Inc.	373	47,457
ProAssurance Corp.	20,771	836,448
ProSight Global, Inc.*	204	3,949
Protective Insurance Corp., Class B	238	4,153
Reinsurance Group of America, Inc.	10,549	1,686,574
RenaissanceRe Holdings Ltd.	4,585	886,968
Safety Insurance Group, Inc.	468	47,422
Selective Insurance Group, Inc.	1,007	75,716
State Auto Financial Corp.	519	16,810
Stewart Information Services Corp.	724	28,084
Third Point Reinsurance Ltd.*	2,393	23,906
Tiptree, Inc.	654	4,761
Travelers Cos., Inc. (The)	1,066	158,504
United Fire Group, Inc.	614	28,846
United Insurance Holdings Corp.	677	9,471
Universal Insurance Holdings, Inc.	660	19,793
Unum Group	6,729	199,986
Watford Holdings Ltd.(x)*	651	17,544
White Mountains Insurance Group Ltd.	98	105,840
Willis Towers Watson plc	6,899	1,331,300
WR Berkley Corp.	4,596	331,969

		12,128,481

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	1,037	15,711
AGNC Investment Corp. (REIT)	17,421	280,304
Anworth Mortgage Asset Corp. (REIT)	2,989	9,864
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,945	94,796
Ares Commercial Real Estate Corp. (REIT)	1,094	16,662
Arlington Asset Investment Corp. (REIT), Class A(x)	1,198	6,577
ARMOUR Residential REIT, Inc. (REIT)	2,055	34,421
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	4,010	143,759
Capstead Mortgage Corp. (REIT)	3,059	22,484
Cherry Hill Mortgage Investment Corp. (REIT)	448	5,869
Chimera Investment Corp. (REIT)	5,906	115,521
Colony Credit Real Estate, Inc. (REIT)	2,569	37,148
Dynex Capital, Inc. (REIT)	716	10,582
Ellington Financial, Inc. (REIT)	1,101	19,895
Exantas Capital Corp. (REIT)	986	11,211
Granite Point Mortgage Trust, Inc. (REIT)	1,691	31,689
Great Ajax Corp. (REIT)	542	8,401
Invesco Mortgage Capital, Inc. (REIT)	4,623	70,778
KKR Real Estate Finance Trust, Inc. (REIT)	814	15,897
Ladder Capital Corp. (REIT)	3,226	55,713
MFA Financial, Inc. (REIT)	14,234	104,762
New Residential Investment Corp. (REIT)	13,381	209,814
New York Mortgage Trust, Inc. (REIT)	7,527	45,839
Orchid Island Capital, Inc. (REIT)(x)	2,132	12,259
PennyMac Mortgage Investment Trust (REIT)‡	2,757	61,288
Ready Capital Corp. (REIT)	1,008	16,047
Redwood Trust, Inc. (REIT)	3,047	50,001
Starwood Property Trust, Inc. (REIT)	8,622	208,825
TPG RE Finance Trust, Inc. (REIT)	1,579	31,327
Two Harbors Investment Corp. (REIT)	8,706	114,310
Western Asset Mortgage Capital Corp. (REIT)	1,521	14,678

		1,876,432

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	679	18,774
Bridgewater Bancshares, Inc.*	663	7,916
Capitol Federal Financial, Inc.	34,468	474,969
Columbia Financial, Inc.*	1,594	25,169
Dime Community Bancshares, Inc.	1,019	21,817
Entegra Financial Corp.*	162	4,866
ESSA Bancorp, Inc.	305	5,008
Essent Group Ltd.	1,498	71,410
Federal Agricultural Mortgage Corp., Class C	218	17,802
First Defiance Financial Corp.	626	18,132
Flagstar Bancorp, Inc.	910	33,988
FS Bancorp, Inc.	119	6,248
Hingham Institution for Savings	19	3,591
Home Bancorp, Inc.	229	8,929
HomeStreet, Inc.*	725	19,807
Kearny Financial Corp.	1,820	23,733
Luther Burbank Corp.	620	7,025
Merchants Bancorp	280	4,631
Meridian Bancorp, Inc.	1,319	24,731
Meta Financial Group, Inc.	492	16,044
MGIC Investment Corp.	11,223	141,185
MMA Capital Holdings, Inc.*	154	4,620
Mr Cooper Group, Inc.(x)*	51,715	549,213
New York Community Bancorp, Inc.	14,566	182,803
Northfield Bancorp, Inc.	1,414	22,709
Northwest Bancshares, Inc.	3,151	51,645
OceanFirst Financial Corp.	1,605	37,878
Ocwen Financial Corp.*	3,896	7,324
OP Bancorp	384	3,756
Oritani Financial Corp.	1,264	22,366
PCSB Financial Corp.	435	8,696
PDL Community Bancorp*	263	3,698
PennyMac Financial Services, Inc.*‡	302	9,175
Pioneer Bancorp, Inc.*	397	4,959
Provident Bancorp, Inc.*	106	2,547
Provident Financial Holdings, Inc.	204	4,233
Provident Financial Services, Inc.	1,958	48,030
Prudential Bancorp, Inc.	230	3,912
Radian Group, Inc.	6,483	148,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Riverview Bancorp, Inc.	559	$4,125
Southern Missouri Bancorp, Inc.	203	7,395
Sterling Bancorp, Inc.	576	5,622
Territorial Bancorp, Inc.	204	5,830
TFS Financial Corp.(x)	1,560	28,111
Timberland Bancorp, Inc.	195	5,363
TrustCo Bank Corp.	2,908	23,700
United Community Financial Corp.	1,332	14,359
United Financial Bancorp, Inc.	1,625	22,149
Walker & Dunlop, Inc.	775	43,346
Washington Federal, Inc.	2,531	93,622
Waterstone Financial, Inc.	683	11,734
Western New England Bancorp, Inc.	734	6,995
WSFS Financial Corp.	1,662	73,294

		2,417,056

Total Financials		40,026,743

Health Care (6.1%)
Biotechnology (0.7%)
Abeona Therapeutics, Inc.(x)*	1,102	2,491
Acceleron Pharma, Inc.*	230	9,087
Achillion Pharmaceuticals, Inc.*	4,418	15,905
Acorda Therapeutics, Inc.*	1,321	3,791
Adamas Pharmaceuticals, Inc.*	780	3,990
Aeglea BioTherapeutics, Inc.*	775	5,960
Agios Pharmaceuticals, Inc.(x)*	1,464	47,434
Akebia Therapeutics, Inc.*	3,803	14,908
Aldeyra Therapeutics, Inc.(x)*	269	1,418
Alkermes plc*	4,943	96,438
Alnylam Pharmaceuticals, Inc.*	552	44,392
AMAG Pharmaceuticals, Inc.(x)*	1,043	12,047
AnaptysBio, Inc.*	129	4,514
Anika Therapeutics, Inc.*	444	24,371
Arcus Biosciences, Inc.*	1,035	9,418
Ardelyx, Inc.(x)*	1,245	5,851
Arena Pharmaceuticals, Inc.*	311	14,234
ArQule, Inc.*	310	2,223
Assembly Biosciences, Inc.*	669	6,576
BioCryst Pharmaceuticals, Inc.*	613	1,756
Bluebird Bio, Inc.*	1,779	163,348
Bridgebio Pharma, Inc.(x)*	191	4,101
Calithera Biosciences, Inc.*	1,542	4,765
CareDx, Inc.*	67	1,515
Cellular Biomedicine Group, Inc.(x)*	122	1,813
Chimerix, Inc.*	1,416	3,328
Coherus Biosciences, Inc.*	1,152	23,340
Concert Pharmaceuticals, Inc.*	593	3,487
Cytokinetics, Inc.*	81	922
Dynavax Technologies Corp.(x)*	236	844
Epizyme, Inc.*	605	6,241
Evelo Biosciences, Inc.(x)*	384	2,342
Exelixis, Inc.*	5,587	98,806
FibroGen, Inc.*	259	9,578
Five Prime Therapeutics, Inc.*	874	3,387
G1 Therapeutics, Inc.*	444	10,114
Geron Corp.(x)*	5,670	7,541
Gossamer Bio, Inc.*	675	11,333
Gritstone Oncology, Inc.(x)*	644	5,561
Harpoon Therapeutics, Inc.*	141	1,926
ImmunoGen, Inc.*	2,236	5,411
Immunomedics, Inc.(x)*	580	7,691
Intellia Therapeutics, Inc.(x)*	357	4,766
Intrexon Corp.(x)*	1,718	9,827
Jounce Therapeutics, Inc.*	593	1,975
Kezar Life Sciences, Inc.*	507	1,663
Ligand Pharmaceuticals, Inc.(x)*	508	50,566
Lineage Cell Therapeutics, Inc.(x)*	2,396	2,348
MacroGenics, Inc.*	816	10,412
Medicines Co. (The)(x)*	1,621	81,050
Mersana Therapeutics, Inc.*	1,224	1,934
Minerva Neurosciences, Inc.*	254	1,968
Moderna, Inc.(x)*	663	10,555
Molecular Templates, Inc.(x)*	178	1,173
Myriad Genetics, Inc.*	1,962	56,172
Neon Therapeutics, Inc.(x)*	528	908
Novavax, Inc.(x)*	419	2,103
OPKO Health, Inc.(x)*	10,747	22,461
PDL BioPharma, Inc.(x)*	3,875	8,370
PolarityTE, Inc.(x)*	512	1,654
Principia Biopharma, Inc.*	3	85
Protagonist Therapeutics, Inc.*	203	2,438
Prothena Corp. plc*	1,226	9,612
Rigel Pharmaceuticals, Inc.*	574	1,073
Sangamo Therapeutics, Inc.*	1,097	9,928
Solid Biosciences, Inc.(x)*	468	4,839
Spectrum Pharmaceuticals, Inc.*	276	2,289
Spero Therapeutics, Inc.*	282	2,989
Stoke Therapeutics, Inc.*	111	2,385
Sutro Biopharma, Inc.*	311	2,827
Synlogic, Inc.*	528	1,209
TCR2 Therapeutics, Inc.(x)*	383	5,756
TG Therapeutics, Inc.*	302	1,696
United Therapeutics Corp.*	1,370	109,257
UNITY Biotechnology, Inc.(x)*	282	1,720
Viking Therapeutics, Inc.(x)*	1,876	12,907

		1,145,113

Health Care Equipment & Supplies (2.3%)
AngioDynamics, Inc.*	1,167	21,496
Apyx Medical Corp.(x)*	940	6,364
Avanos Medical, Inc.*	1,496	56,040
Boston Scientific Corp.*	23,730	965,574
Cantel Medical Corp.	510	38,148
Cerus Corp.*	322	1,660
ElectroCore, Inc.(x)*	646	1,415
Hill-Rom Holdings, Inc.	1,024	107,755
Hologic, Inc.*	6,207	313,391
ICU Medical, Inc.*	424	67,670
Integer Holdings Corp.*	267	20,174
Integra LifeSciences Holdings Corp.*	2,246	134,917
Invacare Corp.	1,206	9,045
LeMaitre Vascular, Inc.	88	3,008
LivaNova plc*	327	24,129
Meridian Bioscience, Inc.	1,249	11,853
OraSure Technologies, Inc.*	1,980	14,791
Orthofix Medical, Inc.*	114	6,044
Rockwell Medical, Inc.(x)*	256	707
RTI Surgical Holdings, Inc.*	1,553	4,426
SeaSpine Holdings Corp.*	436	5,324
Siemens Healthineers AG(m)	9,723	382,520
STERIS plc	2,530	365,560
TransEnterix, Inc.(x)*	2,028	1,257
Utah Medical Products, Inc.	10	958
Varex Imaging Corp.*	688	19,636
West Pharmaceutical Services, Inc.	565	80,128
Zimmer Biomet Holdings, Inc.	9,602	1,318,067

		3,982,057

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.*	2,753	85,563
American Renal Associates Holdings, Inc.*	366	2,313
Brookdale Senior Living, Inc.*	5,860	44,419
Cardinal Health, Inc.	11,881	560,664
Community Health Systems, Inc.(x)*	3,025	10,890
Covetrus, Inc.*	3,079	36,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	1,005	$10,352
Diplomat Pharmacy, Inc.*	1,860	9,114
Encompass Health Corp.	1,530	96,818
Enzo Biochem, Inc.*	1,465	5,274
Hanger, Inc.*	979	19,952
Henry Schein, Inc.*	5,768	366,268
Magellan Health, Inc.*	302	18,754
McKesson Corp.	3,178	434,305
MEDNAX, Inc.*	2,731	61,775
Molina Healthcare, Inc.*	437	47,948
National HealthCare Corp.	389	31,840
Option Care Health, Inc.(x)*	3,370	10,784
Owens & Minor, Inc.	2,096	12,178
Patterson Cos., Inc.	2,644	47,116
Premier, Inc., Class A*	1,644	47,545
Quest Diagnostics, Inc.	6,265	670,543
Surgery Partners, Inc.(x)*	582	4,298
Tenet Healthcare Corp.*	217	4,800
Tivity Health, Inc.(x)*	1,509	25,095
Triple-S Management Corp., Class B*	737	9,876
Universal Health Services, Inc., Class B	2,812	418,285

		3,093,378

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	5,215	57,261
Cerner Corp.	6,353	433,084
Change Healthcare, Inc.*	825	9,966
Computer Programs & Systems, Inc.	414	9,360
Evolent Health, Inc., Class A*	1,683	12,101
HealthStream, Inc.*	527	13,644
Livongo Health, Inc.(x)*	125	2,180

		537,596

Life Sciences Tools & Services (0.5%)
Adaptive Biotechnologies Corp.*	194	5,994
Avantor, Inc.*	2,106	30,958
Bio-Rad Laboratories, Inc., Class A*	682	226,929
Cambrex Corp.*	613	36,473
Luminex Corp.	1,341	27,692
NanoString Technologies, Inc.*	72	1,554
Pacific Biosciences of California, Inc.*	449	2,317
PerkinElmer, Inc.	2,763	235,325
QIAGEN NV*	7,200	237,384
Syneos Health, Inc.*	1,822	96,949

		901,575

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc.(x)*	1,802	3,964
Aclaris Therapeutics, Inc.(x)*	1,063	1,148
Akorn, Inc.*	2,465	9,367
Assertio Therapeutics, Inc.*	2,149	2,751
Cara Therapeutics, Inc.(x)*	152	2,779
Catalent, Inc.*	4,661	222,143
Endo International plc*	6,747	21,658
Horizon Therapeutics plc*	5,243	142,767
Intra-Cellular Therapies, Inc.(x)*	657	4,908
Jazz Pharmaceuticals plc*	199	25,500
Kala Pharmaceuticals, Inc.(x)*	409	1,556
Lannett Co., Inc.(x)*	1,042	11,670
Mallinckrodt plc(x)*	2,677	6,452
Menlo Therapeutics, Inc.*	345	1,546
Nektar Therapeutics*	4,499	81,949
Perrigo Co. plc	4,052	226,466
Phibro Animal Health Corp., Class A	13	277
Prestige Consumer Healthcare, Inc.*	1,647	57,135
Reata Pharmaceuticals, Inc., Class A(x)*	368	29,547
resTORbio, Inc.(x)*	464	4,102
Revance Therapeutics, Inc.(x)*	264	3,432
Strongbridge Biopharma plc(x)*	1,216	2,906
TherapeuticsMD, Inc.(x)*	832	3,020
Verrica Pharmaceuticals, Inc.*	270	3,985
WaVe Life Sciences Ltd.(x)*	162	3,326

		874,354

Total Health Care		10,534,073

Industrials (15.7%)
Aerospace & Defense (0.9%)
AAR Corp.	1,059	43,641
Aerojet Rocketdyne Holdings, Inc.*	681	34,397
BAE Systems plc	44,763	313,718
BWX Technologies, Inc.	770	44,052
Cubic Corp.	835	58,809
Curtiss-Wright Corp.	1,377	178,142
Ducommun, Inc.*	289	12,254
Hexcel Corp.	184	15,112
Huntington Ingalls Industries, Inc.	263	55,701
Maxar Technologies, Inc.(x)	2,021	15,360
Moog, Inc., Class A	138	11,194
National Presto Industries, Inc.	140	12,473
Park Aerospace Corp.	588	10,325
Spirit AeroSystems Holdings, Inc., Class A	324	26,646
Teledyne Technologies, Inc.*	1,145	368,678
Textron, Inc.	5,636	275,939
Triumph Group, Inc.	1,193	27,296
Vectrus, Inc.*	341	13,862
Wesco Aircraft Holdings, Inc.*	1,208	13,300

		1,530,899

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	741	18,695
Echo Global Logistics, Inc.*	883	20,000
Hub Group, Inc., Class A*	25,308	1,176,822
XPO Logistics, Inc.*	1,215	86,958

		1,302,475

Airlines (1.6%)
Alaska Air Group, Inc.	14,125	916,854
Allegiant Travel Co.	5,505	823,878
Copa Holdings SA, Class A	994	98,158
Hawaiian Holdings, Inc.	1,513	39,731
JetBlue Airways Corp.*	8,678	145,357
Mesa Air Group, Inc.*	250	1,686
SkyWest, Inc.	1,620	92,988
Southwest Airlines Co.	12,024	649,416
Spirit Airlines, Inc.*	470	17,061

		2,785,129

Building Products (0.9%)
Allegion plc	743	77,012
AO Smith Corp.	3,646	173,951
Apogee Enterprises, Inc.	167	6,511
Armstrong Flooring, Inc.*	697	4,454
Builders FirstSource, Inc.*	267	5,494
Caesarstone Ltd.	683	11,345
Continental Building Products, Inc.*	590	16,101
Cornerstone Building Brands, Inc.*	1,509	9,129
Fortune Brands Home & Security, Inc.	3,057	167,218
Gibraltar Industries, Inc.*	1,025	47,088
Griffon Corp.	1,145	24,011
Insteel Industries, Inc.	601	12,339
JELD-WEN Holding, Inc.*	245	4,726
Johnson Controls International plc	13,571	595,631
Lennox International, Inc.	92	22,353
Masonite International Corp.*	20	1,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Corning	3,467	$219,114
Patrick Industries, Inc.*	243	10,420
PGT Innovations, Inc.*	934	16,130
Quanex Building Products Corp.	1,060	19,165
Resideo Technologies, Inc.*	3,892	55,850
Universal Forest Products, Inc.	191	7,617

		1,506,819

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	2,103	76,381
ACCO Brands Corp.	3,215	31,732
ADT, Inc.(x)	3,457	21,675
Advanced Disposal Services, Inc.*	136	4,430
Brady Corp., Class A	279	14,801
BrightView Holdings, Inc.(x)*	994	17,047
CECO Environmental Corp.*	948	6,622
Charah Solutions, Inc.*	339	719
Clean Harbors, Inc.*	1,630	125,836
Deluxe Corp.	1,302	64,006
Ennis, Inc.	821	16,592
Heritage-Crystal Clean, Inc.*	154	4,081
HNI Corp.	302	10,721
IAA, Inc.*	383	15,983
Interface, Inc.	321	4,635
KAR Auction Services, Inc.	363	8,912
Kimball International, Inc., Class B	161	3,107
Knoll, Inc.	55	1,394
LSC Communications, Inc.	713	984
Matthews International Corp., Class A	981	34,718
McGrath RentCorp.	248	17,258
Mobile Mini, Inc.	956	35,238
NL Industries, Inc.*	371	1,395
PICO Holdings, Inc.*	568	5,731
Pitney Bowes, Inc.	2,647	12,097
Quad/Graphics, Inc.	918	9,648
Republic Services, Inc.	2,898	250,822
RR Donnelley & Sons Co.	2,462	9,282
SP Plus Corp.*	730	27,010
Steelcase, Inc., Class A	2,097	38,585
Stericycle, Inc.*	16,084	819,158
Team, Inc.*	1,000	18,050
UniFirst Corp.	477	93,072
VSE Corp.	240	8,182

		1,809,904

Construction & Engineering (0.7%)
AECOM*	5,031	188,964
Aegion Corp.*	996	21,294
Ameresco, Inc., Class A*	628	10,092
Arcosa, Inc.	1,536	52,547
Argan, Inc.(x)	80	3,143
Concrete Pumping Holdings, Inc.(x)*	394	1,564
Construction Partners, Inc., Class A*	258	4,020
Dycom Industries, Inc.*	195	9,955
EMCOR Group, Inc.	435	37,462
Fluor Corp.	4,420	84,555
Granite Construction, Inc.	1,262	40,548
Great Lakes Dredge & Dock Corp.*	257	2,686
IES Holdings, Inc.*	161	3,315
Jacobs Engineering Group, Inc.	4,225	386,587
Northwest Pipe Co.*	288	8,107
Primoris Services Corp.	452	8,864
Quanta Services, Inc.	3,515	132,867
Sterling Construction Co., Inc.*	645	8,482
Tutor Perini Corp.*	1,182	16,938
Valmont Industries, Inc.	681	94,278
WillScot Corp.*	611	9,519

		1,125,787

Electrical Equipment (2.7%)
Acuity Brands, Inc.	937	126,298
American Superconductor Corp.(x)*	487	3,818
AZZ, Inc.	571	24,873
Bloom Energy Corp., Class A(x)*	1,739	5,652
Eaton Corp. plc	5,184	431,050
Emerson Electric Co.	12,565	840,096
Encore Wire Corp.	645	36,300
EnerSys	473	31,190
GrafTech International Ltd.(x)	1,871	23,949
Hubbell, Inc.	8,048	1,057,507
nVent Electric plc	29,090	641,144
Powell Industries, Inc.	267	10,453
Preformed Line Products Co.	126	6,878
Regal Beloit Corp.	1,344	97,910
Schneider Electric SE	4,047	355,088
Sensata Technologies Holding plc*	19,737	988,034
Thermon Group Holdings, Inc.*	722	16,591

		4,696,831

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	235	34,202

Machinery (3.3%)
Actuant Corp., Class A	913	20,031
AGCO Corp.	2,057	155,715
Alamo Group, Inc.	43	5,062
Altra Industrial Motion Corp.	2,033	56,304
Astec Industries, Inc.	715	22,236
Atlas Copco AB, Class B	6,700	181,588
Barnes Group, Inc.	1,331	68,600
Blue Bird Corp.*	228	4,340
Briggs & Stratton Corp.	1,282	7,769
CIRCOR International, Inc.*	615	23,093
Colfax Corp.(x)*	27,563	800,981
Columbus McKinnon Corp.	253	9,217
Commercial Vehicle Group, Inc.*	990	7,138
Crane Co.	1,623	130,862
Cummins, Inc.	3,238	526,725
Eastern Co. (The)	125	3,102
EnPro Industries, Inc.	595	40,847
ESCO Technologies, Inc.	53	4,217
Federal Signal Corp.	108	3,536
Flowserve Corp.	3,311	154,657
Franklin Electric Co., Inc.	70	3,347
Gardner Denver Holdings, Inc.*	4,223	119,469
Gates Industrial Corp. plc*	1,381	13,907
Gencor Industries, Inc.*	169	1,962
Gorman-Rupp Co. (The)	423	14,716
Graham Corp.	241	4,786
Greenbrier Cos., Inc. (The)	1,023	30,813
Hillenbrand, Inc.	665	20,535
Hurco Cos., Inc.	186	5,984
Hyster-Yale Materials Handling, Inc.	325	17,787
IDEX Corp.	1,206	197,639
IMI plc	32,308	381,433
ITT, Inc.	2,843	173,963
Kennametal, Inc.	2,593	79,709
LB Foster Co., Class A*	308	6,674
Lincoln Electric Holdings, Inc.	114	9,891
Lindsay Corp.	226	20,984
Luxfer Holdings plc	75	1,168
Lydall, Inc.*	492	12,256
Manitowoc Co., Inc. (The)*	1,105	13,812
Meritor, Inc.*	426	7,881
Milacron Holdings Corp.*	2,139	35,657
Miller Industries, Inc.	321	10,689
Mueller Industries, Inc.	795	22,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A	2,035	$22,873
Navistar International Corp.*	1,557	43,767
NN, Inc.	1,328	9,469
Nordson Corp.	160	23,402
Oshkosh Corp.	2,191	166,078
PACCAR, Inc.	4,306	301,463
Parker-Hannifin Corp.	1,841	332,503
Park-Ohio Holdings Corp.	266	7,943
Pentair plc	5,377	203,251
REV Group, Inc.	721	8,241
Rexnord Corp.*	2,976	80,501
Snap-on, Inc.	1,761	275,667
Spartan Motors, Inc.	318	4,363
SPX Corp.*	265	10,603
SPX FLOW, Inc.*	11,350	447,871
Standex International Corp.	400	29,176
Terex Corp.	501	13,011
Timken Co. (The)	2,129	92,633
Titan International, Inc.	1,365	3,685
TriMas Corp.*	1,442	44,197
Trinity Industries, Inc.	3,384	66,597
Twin Disc, Inc.*	328	3,473
Wabash National Corp.	1,743	25,291
WABCO Holdings, Inc.*	258	34,507
Watts Water Technologies, Inc., Class A	379	35,524
Woodward, Inc.	311	33,535

		5,753,507

Marine (0.8%)
Costamare, Inc.	1,389	8,431
Eagle Bulk Shipping, Inc.*	1,162	5,084
Genco Shipping & Trading Ltd.*	529	4,867
Kirby Corp.*	16,764	1,377,330
Matson, Inc.	1,347	50,526
Safe Bulkers, Inc.*	1,827	3,197
Scorpio Bulkers, Inc.	1,467	8,920

		1,458,355

Professional Services (0.3%)
Acacia Research Corp.*	1,210	3,243
ASGN, Inc.*	206	12,949
BG Staffing, Inc.	201	3,841
CBIZ, Inc.*	1,633	38,375
CRA International, Inc.	191	8,016
FTI Consulting, Inc.*	1,078	114,257
GP Strategies Corp.*	405	5,200
Heidrick & Struggles International, Inc.	535	14,606
Huron Consulting Group, Inc.*	626	38,399
ICF International, Inc.	221	18,668
InnerWorkings, Inc.*	1,372	6,078
Kelly Services, Inc., Class A	1,041	25,213
ManpowerGroup, Inc.	1,912	161,067
Mistras Group, Inc.*	515	8,446
Navigant Consulting, Inc.	1,239	34,630
Resources Connection, Inc.	794	13,490
TrueBlue, Inc.*	1,248	26,333

		532,811

Road & Rail (0.7%)
AMERCO	280	109,211
ArcBest Corp.	786	23,934
Covenant Transportation Group, Inc., Class A*	328	5,392
Daseke, Inc.(x)*	1,403	3,507
Genesee & Wyoming, Inc., Class A*	1,484	163,997
Heartland Express, Inc.	23,208	499,204
Hertz Global Holdings, Inc.*	3,135	43,388
Knight-Swift Transportation Holdings, Inc.(x)	3,962	143,821
Landstar System, Inc.	113	12,722
Marten Transport Ltd.	1,258	26,141
PAM Transportation Services, Inc.*	29	1,714
Ryder System, Inc.	1,650	85,420
Saia, Inc.*	335	31,390
Schneider National, Inc., Class B	1,774	38,531
US Xpress Enterprises, Inc., Class A*	750	3,615
Werner Enterprises, Inc.	1,436	50,691
YRC Worldwide, Inc.(x)*	982	2,966

		1,245,644

Trading Companies & Distributors (1.8%)
Air Lease Corp.	3,114	130,227
Aircastle Ltd.	21,555	483,479
Beacon Roofing Supply, Inc.*	1,736	58,208
BlueLinx Holdings, Inc.(x)*	286	9,246
BMC Stock Holdings, Inc.*	2,113	55,318
CAI International, Inc.*	549	11,952
DXP Enterprises, Inc.*	518	17,985
Foundation Building Materials, Inc.*	257	3,981
GATX Corp.	1,141	88,462
General Finance Corp.*	182	1,609
GMS, Inc.*	577	16,571
H&E Equipment Services, Inc.	236	6,811
HD Supply Holdings, Inc.*	5,449	213,465
Herc Holdings, Inc.*	707	32,883
Kaman Corp.	753	44,773
MRC Global, Inc.*	2,290	27,778
MSC Industrial Direct Co., Inc., Class A	10,549	765,119
NOW, Inc.*	3,433	39,377
Rush Enterprises, Inc., Class A	929	35,841
Rush Enterprises, Inc., Class B	111	4,432
Systemax, Inc.	92	2,025
Textainer Group Holdings Ltd.*	794	7,869
Titan Machinery, Inc.*	598	8,575
Triton International Ltd.	1,810	61,250
Univar Solutions, Inc.*	5,086	105,585
Veritiv Corp.*	410	7,413
Watsco, Inc.	1,035	175,101
WESCO International, Inc.*	15,665	748,317
Willis Lease Finance Corp.*	74	4,098

		3,167,750

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	2,329	91,926

Total Industrials		27,042,039

Information Technology (6.9%)
Communications Equipment (0.8%)
ADTRAN, Inc.	1,525	17,301
Applied Optoelectronics, Inc.(x)*	640	7,181
CalAmp Corp.*	1,069	12,315
Calix, Inc.*	726	4,639
Casa Systems, Inc.*	158	1,241
Ciena Corp.*	4,937	193,679
CommScope Holding Co., Inc.*	6,053	71,183
Comtech Telecommunications Corp.	743	24,148
DASAN Zhone Solutions, Inc.*	30	275
Digi International, Inc.*	825	11,236
EchoStar Corp., Class A*	1,507	59,707
Harmonic, Inc.*	2,914	19,174
Infinera Corp.*	5,810	31,665
Inseego Corp.(x)*	1,400	6,720
Juniper Networks, Inc.	20,725	512,944
KVH Industries, Inc.*	360	3,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	2,450	$131,222
NETGEAR, Inc.*	995	32,059
NetScout Systems, Inc.*	2,364	54,514
Ribbon Communications, Inc.*	1,848	10,792
TESSCO Technologies, Inc.	217	3,118
ViaSat, Inc.*	1,806	136,028

		1,344,975

Electronic Equipment, Instruments & Components (2.5%)
Anixter International, Inc.*	963	66,562
Arlo Technologies, Inc.*	2,380	8,116
Arrow Electronics, Inc.*	2,628	195,996
Avnet, Inc.	15,532	690,941
AVX Corp.	1,490	22,648
Bel Fuse, Inc., Class B	301	4,524
Belden, Inc.	1,228	65,501
Benchmark Electronics, Inc.	1,229	35,715
Coherent, Inc.*	771	118,518
CTS Corp.	1,036	33,525
Daktronics, Inc.	1,192	8,803
Dolby Laboratories, Inc., Class A	1,759	113,702
ePlus, Inc.*	56	4,261
Fabrinet*	95	4,968
FARO Technologies, Inc.*	31	1,499
Fitbit, Inc., Class A(x)*	5,425	20,669
FLIR Systems, Inc.	3,941	207,257
II-VI, Inc.(x)*	998	35,140
Insight Enterprises, Inc.*	711	39,596
Jabil, Inc.	3,770	134,853
KEMET Corp.	1,797	32,669
Kimball Electronics, Inc.*	749	10,868
Knowles Corp.*	2,579	52,457
Littelfuse, Inc.	770	136,529
Methode Electronics, Inc.	1,164	39,157
MTS Systems Corp.	383	21,161
National Instruments Corp.	3,904	163,929
PC Connection, Inc.	347	13,498
Plexus Corp.*	813	50,821
Sanmina Corp.*	25,535	819,929
ScanSource, Inc.*	825	25,204
SYNNEX Corp.	1,331	150,270
TE Connectivity Ltd.	4,552	424,155
Tech Data Corp.*	1,154	120,293
Trimble, Inc.*	6,684	259,406
TTM Technologies, Inc.*	3,242	39,536
Vishay Intertechnology, Inc.	4,195	71,021
Vishay Precision Group, Inc.*	86	2,816

		4,246,513

IT Services (1.1%)
Alliance Data Systems Corp.	1,155	147,990
Amdocs Ltd.	4,339	286,851
Broadridge Financial Solutions, Inc.	1,586	197,346
CACI International, Inc., Class A*	791	182,927
Cardtronics plc, Class A*	201	6,078
Conduent, Inc.*	5,481	34,092
CoreLogic, Inc.*	2,408	111,418
Exela Technologies, Inc.*	336	397
Hackett Group, Inc. (The)	78	1,284
Information Services Group, Inc.*	1,215	3,019
Jack Henry & Associates, Inc.	296	43,207
KBR, Inc.	4,463	109,522
Leidos Holdings, Inc.	4,357	374,179
Limelight Networks, Inc.*	2,263	6,857
LiveRamp Holdings, Inc.*	2,144	92,106
ManTech International Corp., Class A	848	60,556
Perspecta, Inc.	4,201	109,730
Presidio, Inc.	1,198	20,246
Sabre Corp.	7,244	162,229
StarTek, Inc.*	554	3,585
Sykes Enterprises, Inc.*	1,245	38,147
Unisys Corp.*	400	2,972

		1,994,738

Semiconductors & Semiconductor Equipment (1.9%)
Alpha & Omega Semiconductor Ltd.*	536	6,582
Ambarella, Inc.*	600	37,701
Amkor Technology, Inc.*	3,146	28,629
Applied Materials, Inc.	14,263	711,724
Axcelis Technologies, Inc.*	964	16,475
AXT, Inc.*	1,323	4,710
Brooks Automation, Inc.	299	11,072
CEVA, Inc.*	91	2,717
Cirrus Logic, Inc.*	1,865	99,927
Cohu, Inc.	1,288	17,394
Cree, Inc.*	3,094	151,606
Cypress Semiconductor Corp.	11,810	275,645
Diodes, Inc.*	986	39,588
DSP Group, Inc.*	468	6,592
First Solar, Inc.*	2,622	152,102
FormFactor, Inc.*	2,197	40,963
GSI Technology, Inc.*	507	4,441
Ichor Holdings Ltd.*	548	13,251
MACOM Technology Solutions Holdings, Inc.*	1,452	31,211
Maxim Integrated Products, Inc.	9,342	540,995
Microchip Technology, Inc.(x)	3,682	342,095
MKS Instruments, Inc.	1,735	160,106
Nanometrics, Inc.*	487	15,886
NeoPhotonics Corp.*	1,276	7,771
NVE Corp.	16	1,062
ON Semiconductor Corp.*	13,039	250,479
PDF Solutions, Inc.*	940	12,286
Photronics, Inc.*	2,048	22,282
Rambus, Inc.*	3,627	47,604
Rudolph Technologies, Inc.*	845	22,274
Semtech Corp.*	178	8,652
SMART Global Holdings, Inc.*	414	10,549
SunPower Corp.(x)*	1,979	21,710
Synaptics, Inc.*	1,104	44,105
Ultra Clean Holdings, Inc.*	1,196	17,503
Veeco Instruments, Inc.*	1,551	18,116
Xperi Corp.	1,255	25,953

		3,221,758

Software (0.3%)
2U, Inc.*	1,123	18,282
American Software, Inc., Class A	326	4,896
Avaya Holdings Corp.*	3,511	35,918
Ceridian HCM Holding, Inc.*	507	25,031
Cloudera, Inc.(x)*	6,992	61,949
Digimarc Corp.*	28	1,095
Dynatrace, Inc.*	236	4,406
GTY Technology Holdings, Inc.(x)*	1,400	8,778
LogMeIn, Inc.	1,556	110,414
Medallia, Inc.(x)*	107	2,935
Monotype Imaging Holdings, Inc.	679	13,451
Nuance Communications, Inc.*	9,198	150,019
OneSpan, Inc.*	318	4,611
QAD, Inc., Class A	179	8,266
SecureWorks Corp., Class A*	156	2,017
SolarWinds Corp.*	1,032	19,040
Synchronoss Technologies, Inc.*	1,224	6,610
Telenav, Inc.*	378	1,807
TiVo Corp.	3,912	29,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Verint Systems, Inc.*	119	$5,091

		514,406

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	3,764	30,676
Diebold Nixdorf, Inc.*	1,186	13,283
HP, Inc.	16,317	308,718
Immersion Corp.*	1,012	7,742
Stratasys Ltd.*	1,632	34,770
Xerox Holdings Corp.	5,874	175,691

		570,880

Total Information Technology		11,893,270

Materials (5.0%)
Chemicals (2.5%)
AdvanSix, Inc.*	911	23,431
Albemarle Corp.(x)	3,382	235,117
American Vanguard Corp.	920	14,444
Amyris, Inc.(x)*	954	4,541
Ashland Global Holdings, Inc.	10,874	837,842
Axalta Coating Systems Ltd.*	38,614	1,164,212
Cabot Corp.	1,832	83,026
CF Industries Holdings, Inc.	6,303	310,108
Chemours Co. (The)	5,166	77,180
Element Solutions, Inc.*	4,444	45,240
Ferro Corp.*	496	5,883
Flotek Industries, Inc.*	1,736	3,819
FutureFuel Corp.	748	8,931
Hawkins, Inc.	297	12,622
HB Fuller Co.	403	18,764
Huntsman Corp.	7,073	164,518
Innophos Holdings, Inc.	613	19,898
Innospec, Inc.	110	9,805
Intrepid Potash, Inc.*	2,861	9,355
Koppers Holdings, Inc.*	136	3,973
Kraton Corp.*	720	23,249
Kronos Worldwide, Inc.	740	9,154
Livent Corp.*	4,649	31,102
LSB Industries, Inc.*	764	3,958
Minerals Technologies, Inc.	1,115	59,195
NewMarket Corp.	17	8,026
Olin Corp.	5,218	97,681
Orion Engineered Carbons SA(x)	631	10,544
PolyOne Corp.	146	4,767
PQ Group Holdings, Inc.*	1,394	22,220
Rayonier Advanced Materials, Inc.	1,504	6,512
RPM International, Inc.	9,167	630,781
Sensient Technologies Corp.	630	43,249
Stepan Co.	578	56,101
Trecora Resources*	552	4,979
Tredegar Corp.	801	15,636
Trinseo SA	1,296	55,663
Tronox Holdings plc, Class A	1,608	13,346
Valhi, Inc.	768	1,459
Valvoline, Inc.	6,078	133,898
Westlake Chemical Corp.	1,118	73,251

		4,357,480

Construction Materials (0.0%)
Eagle Materials, Inc.	252	22,683
Summit Materials, Inc., Class A*	2,911	64,624
United States Lime & Minerals, Inc.	58	4,437

		91,744

Containers & Packaging (1.4%)
AptarGroup, Inc.	1,231	145,812
Ardagh Group SA	538	8,436
Avery Dennison Corp.	169	19,193
Berry Global Group, Inc.*	2,627	103,162
Crown Holdings, Inc.*	1,774	117,190
Graphic Packaging Holding Co.	25,202	371,730
Greif, Inc., Class A	819	31,032
Greif, Inc., Class B	175	7,973
Owens-Illinois, Inc.	4,915	50,477
Packaging Corp. of America	7,121	755,538
Sealed Air Corp.	4,612	191,444
Silgan Holdings, Inc.	2,470	74,187
Sonoco Products Co.	7,720	449,381
UFP Technologies, Inc.*	181	6,987

		2,332,542

Metals & Mining (0.8%)
AK Steel Holding Corp.(x)*	5,774	13,107
Alcoa Corp.*	6,031	121,042
Allegheny Technologies, Inc.*	3,962	80,230
Carpenter Technology Corp.	1,489	76,922
Century Aluminum Co.*	1,500	9,952
Cleveland-Cliffs, Inc.(x)	7,510	54,222
Coeur Mining, Inc.*	7,054	33,930
Commercial Metals Co.	3,730	64,827
Gold Resource Corp.	1,893	5,774
Haynes International, Inc.	404	14,479
Hecla Mining Co.(x)	14,689	25,853
Kaiser Aluminum Corp.	246	24,347
Materion Corp.	379	23,255
Novagold Resources, Inc.*	2,188	13,281
Olympic Steel, Inc.	377	5,429
Ramaco Resources, Inc.(x)*	43	161
Reliance Steel & Aluminum Co.	2,069	206,196
Royal Gold, Inc.	1,433	176,560
Schnitzer Steel Industries, Inc., Class A	822	16,982
Steel Dynamics, Inc.	6,756	201,329
SunCoke Energy, Inc.*	2,804	15,815
Synalloy Corp.	273	4,354
TimkenSteel Corp.*	1,168	7,347
United States Steel Corp.(x)	5,441	62,844
Warrior Met Coal, Inc.	1,621	31,642
Worthington Industries, Inc.	975	35,149

		1,325,029

Paper & Forest Products (0.3%)
Boise Cascade Co.	949	30,928
Clearwater Paper Corp.*	461	9,736
Domtar Corp.	1,991	71,298
Louisiana-Pacific Corp.	3,365	82,712
Mondi plc	15,551	297,901
Neenah, Inc.	78	5,079
PH Glatfelter Co.	1,394	21,454
Schweitzer-Mauduit International, Inc.	984	36,841
Verso Corp., Class A*	1,037	12,838

		568,787

Total Materials		8,675,582

Real Estate (11.2%)
Equity Real Estate Investment Trusts (REITs) (10.7%)
Acadia Realty Trust (REIT)	2,779	79,424
Agree Realty Corp. (REIT)	1,308	95,680
Alexander & Baldwin, Inc. (REIT)	2,175	53,309
American Campus Communities, Inc. (REIT)	26,799	1,288,496
American Finance Trust, Inc. (REIT)(x)	3,180	44,393
American Homes 4 Rent LP (REIT), Class A	4,639	120,104
Apartment Investment & Management Co. (REIT), Class A	4,694	244,745
Apple Hospitality REIT, Inc. (REIT)	6,659	110,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Armada Hoffler Properties, Inc. (REIT)	1,412	$25,543
Ashford Hospitality Trust, Inc. (REIT)	2,632	8,712
Braemar Hotels & Resorts, Inc. (REIT)	889	8,348
Brandywine Realty Trust (REIT)	5,532	83,810
Brixmor Property Group, Inc. (REIT)	9,520	193,161
BRT Apartments Corp. (REIT)	290	4,228
Camden Property Trust (REIT)	2,978	330,588
CareTrust REIT, Inc. (REIT)	779	18,310
CatchMark Timber Trust, Inc. (REIT), Class A	1,582	16,880
CBL & Associates Properties, Inc. (REIT)(x)	5,647	7,285
Cedar Realty Trust, Inc. (REIT)	2,524	7,572
Chatham Lodging Trust (REIT)	1,464	26,572
CIM Commercial Trust Corp. (REIT)	46	713
City Office REIT, Inc. (REIT)	1,218	17,527
Colony Capital, Inc. (REIT)	14,347	86,369
Columbia Property Trust, Inc. (REIT)	3,696	78,170
Community Healthcare Trust, Inc. (REIT)	237	10,558
CoreCivic, Inc. (REIT)	3,763	65,025
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	384	18,132
CorePoint Lodging, Inc. (REIT)	1,268	12,819
CoreSite Realty Corp. (REIT)	253	30,828
Corporate Office Properties Trust (REIT)	3,552	105,779
Cousins Properties, Inc. (REIT)	4,684	176,072
CubeSmart LP (REIT)	38,371	1,339,148
CyrusOne, Inc. (REIT)	3,594	284,285
DiamondRock Hospitality Co. (REIT)	6,370	65,292
Douglas Emmett, Inc. (REIT)	5,278	226,057
Duke Realty Corp. (REIT)	11,410	387,598
Easterly Government Properties, Inc. (REIT)	1,967	41,897
Empire State Realty Trust, Inc. (REIT), Class A	26,718	381,266
EPR Properties (REIT)	2,459	188,999
Equity Commonwealth (REIT)	3,804	130,287
Essential Properties Realty Trust, Inc. (REIT)	2,178	49,898
Farmland Partners, Inc. (REIT)(x)	838	5,598
First Industrial Realty Trust, Inc. (REIT)	3,138	124,139
Franklin Street Properties Corp. (REIT)	3,319	28,079
Front Yard Residential Corp. (REIT)	1,592	18,403
Gaming and Leisure Properties, Inc. (REIT)	6,495	248,369
Getty Realty Corp. (REIT)	1,071	34,336
Gladstone Commercial Corp. (REIT)	684	16,074
Gladstone Land Corp. (REIT)	678	8,065
Global Medical REIT, Inc. (REIT)	1,006	11,468
Global Net Lease, Inc. (REIT)	2,778	54,171
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	1,910	55,676
Healthcare Realty Trust, Inc. (REIT)	4,034	135,139
Healthcare Trust of America, Inc. (REIT), Class A	6,564	192,850
Hersha Hospitality Trust (REIT)	1,122	16,695
Highwoods Properties, Inc. (REIT)	3,233	145,291
Hudson Pacific Properties, Inc. (REIT)	4,912	164,355
Independence Realty Trust, Inc. (REIT)	2,901	41,513
Industrial Logistics Properties Trust (REIT)	2,057	43,711
Investors Real Estate Trust (REIT)	377	28,151
Iron Mountain, Inc. (REIT)	8,120	263,007
iStar, Inc. (REIT)	40,251	525,276
JBG SMITH Properties (REIT)	3,925	153,899
Jernigan Capital, Inc. (REIT)(x)	761	14,649
Kilroy Realty Corp. (REIT)	3,165	246,522
Kimco Realty Corp. (REIT)	12,970	270,814
Kite Realty Group Trust (REIT)	2,632	42,507
Lexington Realty Trust (REIT)	7,241	74,220
Liberty Property Trust (REIT)	4,982	255,726
Life Storage, Inc. (REIT)	1,470	154,953
LTC Properties, Inc. (REIT)	638	32,678
Macerich Co. (The) (REIT)(x)	4,556	143,924
Mack-Cali Realty Corp. (REIT)	2,867	62,099
Medical Properties Trust, Inc. (REIT)	14,140	276,578
MGM Growth Properties LLC (REIT), Class A(x)	13,800	414,690
Mid-America Apartment Communities, Inc. (REIT)	5,300	689,053
Monmouth Real Estate Investment Corp. (REIT)	2,457	35,405
National Health Investors, Inc. (REIT)	750	61,792
National Retail Properties, Inc. (REIT)	5,185	292,434
New Senior Investment Group, Inc. (REIT)	1,514	10,113
Office Properties Income Trust (REIT)	1,515	46,420
Omega Healthcare Investors, Inc. (REIT)	6,866	286,930
One Liberty Properties, Inc. (REIT)	496	13,655
Outfront Media, Inc. (REIT)	3,868	107,453
Paramount Group, Inc. (REIT)	6,390	85,306
Park Hotels & Resorts, Inc. (REIT)	7,638	190,721
Pebblebrook Hotel Trust (REIT)	4,102	114,118
Pennsylvania REIT (REIT)(x)	963	5,508
Physicians Realty Trust (REIT)	5,859	103,997
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,852	456,270
PotlatchDeltic Corp. (REIT)	2,090	85,868
Preferred Apartment Communities, Inc. (REIT), Class A	1,479	21,372
Rayonier, Inc. (REIT)	4,098	115,564
Regency Centers Corp. (REIT)	5,318	369,548
Retail Opportunity Investments Corp. (REIT)	3,563	64,953
Retail Properties of America, Inc. (REIT), Class A	6,763	83,320
Retail Value, Inc. (REIT)	481	17,816
Rexford Industrial Realty, Inc. (REIT)	3,505	154,290
RLJ Lodging Trust (REIT)	5,435	92,341
RPT Realty (REIT)	2,488	33,712
Sabra Health Care REIT, Inc. (REIT)	6,056	139,046
Safehold, Inc. (REIT)(x)	330	10,065
Saul Centers, Inc. (REIT)	37	2,017
Senior Housing Properties Trust (REIT)	7,446	68,913
Seritage Growth Properties (REIT), Class A(x)	940	39,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Service Properties Trust (REIT)	5,160	$133,076
SITE Centers Corp. (REIT)	4,443	67,134
SL Green Realty Corp. (REIT)	2,638	215,656
Spirit Realty Capital, Inc. (REIT)	2,879	137,789
STAG Industrial, Inc. (REIT)	4,083	120,367
STORE Capital Corp. (REIT)	6,724	251,545
Summit Hotel Properties, Inc. (REIT)	3,290	38,164
Sun Communities, Inc. (REIT)	2,134	316,792
Sunstone Hotel Investors, Inc. (REIT)	7,204	98,983
Taubman Centers, Inc. (REIT)	1,855	75,740
Terreno Realty Corp. (REIT)	1,864	95,232
UMH Properties, Inc. (REIT)	86	1,211
Universal Health Realty Income Trust (REIT)	62	6,374
Urban Edge Properties (REIT)	3,821	75,618
Urstadt Biddle Properties, Inc. (REIT), Class A	949	22,491
VEREIT, Inc. (REIT)	34,030	332,813
VICI Properties, Inc. (REIT)(x)	14,752	334,133
Washington Prime Group, Inc. (REIT)(x)	5,990	24,799
Washington REIT (REIT)	2,658	72,723
Weingarten Realty Investors (REIT)	3,837	111,772
Welltower, Inc. (REIT)	4,326	392,152
Weyerhaeuser Co. (REIT)	29,727	823,438
Whitestone REIT (REIT)	1,225	16,856
Xenia Hotels & Resorts, Inc. (REIT)	3,582	75,652

		18,406,361

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	197	3,983
American Realty Investors, Inc.*	110	1,692
Consolidated-Tomoka Land Co.(x)	164	10,758
Cushman & Wakefield plc*	184	3,409
Forestar Group, Inc.*	277	5,064
FRP Holdings, Inc.*	230	11,045
Howard Hughes Corp. (The)*	891	115,474
Jones Lang LaSalle, Inc.	4,024	559,577
Kennedy-Wilson Holdings, Inc.	1,913	41,933
Marcus & Millichap, Inc.*	97	3,442
Newmark Group, Inc., Class A	516	4,675
Rafael Holdings, Inc., Class B*	340	7,126
RE/MAX Holdings, Inc., Class A	575	18,492
Realogy Holdings Corp.(x)	3,617	24,162
St Joe Co. (The)*	1,089	18,655
Stratus Properties, Inc.*	146	4,288
Tejon Ranch Co.*	628	10,657
Transcontinental Realty Investors, Inc.*	51	1,584

		846,016

Total Real Estate		19,252,377

Utilities (6.5%)
Electric Utilities (2.5%)
ALLETE, Inc.	1,664	145,450
Alliant Energy Corp.	7,576	408,574
Edison International	6,509	490,909
El Paso Electric Co.	1,064	71,373
Eversource Energy	3,944	337,094
Genie Energy Ltd., Class B	290	2,163
Hawaiian Electric Industries, Inc.	3,498	159,544
IDACORP, Inc.	1,592	179,371
MGE Energy, Inc.	705	56,308
OGE Energy Corp.	6,371	289,116
Otter Tail Corp.	746	40,097
Pinnacle West Capital Corp.	9,542	926,242
PNM Resources, Inc.	2,507	130,565
Portland General Electric Co.	2,826	159,302
Xcel Energy, Inc.	13,496	875,755

		4,271,863

Gas Utilities (2.3%)
Atmos Energy Corp.	7,286	829,802
National Fuel Gas Co.	2,592	121,617
New Jersey Resources Corp.	2,612	118,115
Northwest Natural Holding Co.	840	59,926
ONE Gas, Inc.	1,670	160,504
RGC Resources, Inc.	220	6,433
South Jersey Industries, Inc.	11,575	380,933
Southwest Gas Holdings, Inc.	1,538	140,019
Spire, Inc.	6,551	571,509
UGI Corp.	29,870	1,501,565

		3,890,423

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	1,432	3,351
Clearway Energy, Inc., Class A	1,121	19,438
Clearway Energy, Inc., Class C	2,334	42,596
NRG Energy, Inc.	8,099	320,720
Ormat Technologies, Inc.	809	60,101
Pattern Energy Group, Inc., Class A	2,827	76,131
Sunnova Energy International, Inc.*	343	3,687
TerraForm Power, Inc., Class A	693	12,630
Vistra Energy Corp.	13,572	362,779

		901,433

Multi-Utilities (1.0%)
Ameren Corp.	5,626	450,361
Avista Corp.	2,071	100,319
Black Hills Corp.	1,926	147,782
MDU Resources Group, Inc.	6,418	180,924
NorthWestern Corp.	8,220	616,911
Unitil Corp.	470	29,817
WEC Energy Group, Inc.	2,831	269,228

		1,795,342

Water Utilities (0.2%)
Aqua America, Inc.	6,909	309,731
AquaVenture Holdings Ltd.*	327	6,354
Artesian Resources Corp., Class A	369	13,653
Cadiz, Inc.(x)*	441	5,508
California Water Service Group	94	4,975
Consolidated Water Co. Ltd.	382	6,299
Middlesex Water Co.	67	4,352
SJW Group	296	20,214
York Water Co. (The)	52	2,270

		373,356

Total Utilities		11,232,417

Total Common Stocks (96.1%) (Cost $147,503,508)		165,591,878

EXCHANGE TRADED FUND (ETF):
Equity (0.7%)
iShares Russell Mid-Cap Value ETF(x)	12,503	1,121,519

Total Exchange Traded Fund (0.7%) (Cost $1,095,534)		1,121,519

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)* (Cost $—)	138	19

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	592,071	$592,249

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank AG, 2.50%, dated 9/30/19, due 10/1/19, repurchase price $200,014, collateralized by various Corporate Bonds, 2.375%, maturing 3/24/21, Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 5/15/20-8/7/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.87%, dated 9/30/19, due 10/7/19, repurchase price $500,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/20-11/15/48; total market value $510,000.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $111,300.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $1,250,920, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $1,275,856.(xx)	1,250,839	1,250,839

Total Repurchase Agreements		2,250,839

Total Short-Term Investments (1.6%) (Cost $2,843,131)		2,843,088

Total Investments in Securities (98.4%) (Cost $151,442,173)		169,556,504
Other Assets Less Liabilities (1.6%)		2,686,669

Net Assets (100%)		$172,243,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2019, the market value of these securities amounted to $382,520 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $4,484,913. This was collateralized by $2,434,177 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 5/15/49 and by cash of $2,250,839 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2019, were as follows:

Security Description	Shares at September 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.*	302	6,420	—	—	—	2,755	9,175	—	—
PennyMac Mortgage Investment Trust (REIT)	2,757	39,400	14,118	—	—	7,770	61,288	2,108	—

Total		45,820	14,118	—	—	10,525	70,463	2,108	—

Futures contracts outstanding as of September 30, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4	12/2019	USD	305,000	(5,236)
S&P Midcap 400 E-Mini Index	2	12/2019	USD	387,600	(2,811)

					(8,047)

Forward Foreign Currency Contracts outstanding as of September 30, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SEK	92,397	USD	9,444	Goldman Sachs	12/30/2019	3
USD	268,951	JPY	28,839,574	Bank of America	12/30/2019	326
USD	443,922	NOK	3,965,173	Goldman Sachs	12/30/2019	7,414
USD	180,271	SEK	1,741,936	Goldman Sachs	12/30/2019	2,169
CAD	7,092	USD	5,351	Morgan Stanley	12/31/2019	11
USD	1,337,367	EUR	1,200,121	Credit Suisse	12/31/2019	19,676
USD	875,985	GBP	697,441	JPMorgan Chase Bank	12/31/2019	15,075

Total unrealized appreciation						44,674

JPY	1,405,362	USD	13,155	Bank of America	12/30/2019	(65)
NOK	94,047	USD	10,357	Goldman Sachs	12/30/2019	(4)
SEK	104,485	USD	10,817	Goldman Sachs	12/30/2019	(134)
GBP	17,761	USD	22,151	JPMorgan Chase Bank	12/31/2019	(227)
USD	195,458	CAD	259,338	Morgan Stanley	12/31/2019	(609)

Total unrealized depreciation						(1,039)

Net unrealized appreciation						43,635

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,801,173	$—	$—	$3,801,173
Consumer Discretionary	17,203,033	394,167	—	17,597,200
Consumer Staples	7,966,302	942,869	—	8,909,171
Energy	6,627,833	—	—	6,627,833
Financials	40,026,743	—	—	40,026,743
Health Care	10,151,553	382,520	—	10,534,073
Industrials	25,810,212	1,231,827	—	27,042,039
Information Technology	11,893,270	—	—	11,893,270
Materials	8,377,681	297,901	—	8,675,582
Real Estate	19,252,377	—	—	19,252,377
Utilities	11,232,417	—	—	11,232,417
Exchange Traded Funds	1,121,519	—	—	1,121,519
Forward Currency Contracts	—	44,674	—	44,674
Right
Health Care	—	—	19	19
Short-Term Investments
Investment Company	592,249	—	—	592,249
Repurchase Agreements	—	2,250,839	—	2,250,839

Total Assets	$164,056,362	$5,544,797	$19	$169,601,178

Liabilities:
Forward Currency Contracts	$—	$(1,039)	$—	$(1,039)
Futures	(8,047)	—	—	(8,047)

Total Liabilities	$(8,047)	$(1,039)	$—	$(9,086)

Total	$164,048,315	$5,543,758	$19	$169,592,092

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,271,516
Aggregate gross unrealized depreciation	(17,026,768)

Net unrealized appreciation	$18,244,748

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,347,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.8%)
Entertainment (1.6%)
Activision Blizzard, Inc.	76,280	$4,036,738
Electronic Arts, Inc.*	37,744	3,692,118
Netflix, Inc.*	5,423	1,451,303
Nexon Co. Ltd.*	97,200	1,178,536
Spotify Technology SA*	4,782	545,148
Take-Two Interactive Software, Inc.*	54,002	6,768,611
Zynga, Inc., Class A*	199,433	1,160,700

		18,833,154

Interactive Media & Services (10.2%)
Alphabet, Inc., Class A*	23,558	28,767,616
Alphabet, Inc., Class C*	24,940	30,401,860
Cargurus, Inc.(x)*	3,180	98,421
Cars.com, Inc.*	2,950	26,491
Facebook, Inc., Class A*	239,917	42,724,419
IAC/InterActiveCorp*	3,270	712,762
Match Group, Inc.(x)	2,480	177,171
Snap, Inc., Class A(x)*	676,525	10,689,095
Tencent Holdings Ltd.	49,826	2,099,155
TripAdvisor, Inc.*	4,796	185,509
Twitter, Inc.*	35,264	1,452,877
Yandex NV, Class A*	55,477	1,942,250
Yelp, Inc.*	2,943	102,269
Zillow Group, Inc., Class A*	1,567	46,297
Zillow Group, Inc., Class C(x)*	5,629	167,857

		119,594,049

Total Communication Services		138,427,203

Consumer Discretionary (5.8%)
Automobiles (0.0%)
Tesla, Inc.(x)*	1,930	464,879

Household Durables (0.2%)
Roku, Inc.*	20,210	2,056,570

Internet & Direct Marketing Retail (5.6%)
Alibaba Group Holding Ltd. (ADR)*	22,219	3,715,683
Amazon.com, Inc.*	28,704	49,827,561
Booking Holdings, Inc.*	2,565	5,034,095
Ctrip.com International Ltd. (ADR)*	20,809	609,496
eBay, Inc.	36,030	1,404,449
Etsy, Inc.*	5,429	306,738
Expedia Group, Inc.	17,992	2,418,305
Groupon, Inc.*	20,485	54,490
GrubHub, Inc.(x)*	9,482	532,983
MercadoLibre, Inc.*	1,335	735,892
Qurate Retail, Inc., Class A*	17,730	182,885
Shutterstock, Inc.*	808	29,185
Wayfair, Inc., Class A(x)*	2,984	334,566

		65,186,328

Total Consumer Discretionary		67,707,777

Health Care (0.1%)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	5,695	869,570

Total Health Care		869,570

Industrials (0.8%)
Aerospace & Defense (0.2%)
L3Harris Technologies, Inc.	8,673	1,809,534

Electrical Equipment (0.0%)
Bloom Energy Corp., Class A(x)*	147,120	478,140

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.	5,425	1,934,555

Professional Services (0.3%)
Equifax, Inc.	14,675	2,064,332
TransUnion	16,950	1,374,815

		3,439,147

Road & Rail (0.1%)
Lyft, Inc., Class A*	7,680	313,651
Uber Technologies, Inc.(x)*	42,282	1,288,333

		1,601,984

Total Industrials		9,263,360

Information Technology (59.2%)
Communications Equipment (1.4%)
Acacia Communications, Inc.*	1,681	109,938
ADTRAN, Inc.	2,100	23,825
Arista Networks, Inc.*	6,137	1,466,252
Ciena Corp.*	7,000	274,610
Cisco Systems, Inc.	193,940	9,582,575
CommScope Holding Co., Inc.*	8,859	104,182
Comtech Telecommunications Corp.	1,100	35,750
EchoStar Corp., Class A*	2,050	81,221
Extreme Networks, Inc.*	5,450	39,649
F5 Networks, Inc.*	2,720	381,942
Infinera Corp.*	7,020	38,259
InterDigital, Inc.	1,400	73,458
Juniper Networks, Inc.	15,710	388,823
Lumentum Holdings, Inc.*	26,299	1,408,575
Motorola Solutions, Inc.	7,549	1,286,425
NETGEAR, Inc.*	1,350	43,497
NetScout Systems, Inc.*	3,020	69,641
Plantronics, Inc.	1,410	52,621
Ubiquiti, Inc.	573	67,763
ViaSat, Inc.*	2,620	197,338
Viavi Solutions, Inc.*	44,270	620,001

		16,346,345

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	13,524	1,305,066
Anixter International, Inc.*	1,280	88,474
Arrow Electronics, Inc.*	3,720	277,438
Avnet, Inc.	4,670	207,745
AVX Corp.	2,130	32,376
Badger Meter, Inc.	1,300	69,810
Belden, Inc.	1,700	90,678
Benchmark Electronics, Inc.	1,670	48,530
CDW Corp.	12,671	1,561,574
Celestica, Inc.*	4,989	35,771
Cognex Corp.	9,160	450,031
Coherent, Inc.*	4,914	755,380
Corning, Inc.	35,640	1,016,453
Dolby Laboratories, Inc., Class A	2,863	185,064
Fabrinet*	1,650	86,295
Fitbit, Inc., Class A(x)*	10,307	39,270
Flex Ltd.*	356,461	3,730,364
FLIR Systems, Inc.	6,128	322,271
II-VI, Inc.*	3,909	137,629
Insight Enterprises, Inc.*	1,620	90,218
IPG Photonics Corp.*	1,660	225,096
Itron, Inc.*	1,600	118,336
Jabil, Inc.	6,270	224,278
Keysight Technologies, Inc.*	8,561	832,557
Knowles Corp.*	3,824	77,780
Littelfuse, Inc.	1,150	203,906
Methode Electronics, Inc.	1,600	53,824
National Instruments Corp.	5,340	224,227
Novanta, Inc.*	1,600	130,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
OSI Systems, Inc.*	780	$79,217
Plexus Corp.*	1,280	80,013
Rogers Corp.*	870	118,938
Sanmina Corp.*	3,123	100,279
SYNNEX Corp.	1,813	204,688
TE Connectivity Ltd.	15,306	1,426,213
Tech Data Corp.*	1,620	168,869
Trimble, Inc.*	11,490	445,927
TTM Technologies, Inc.*	4,450	54,268
Vishay Intertechnology, Inc.	5,970	101,072
Zebra Technologies Corp., Class A*	2,490	513,861

		15,914,538

IT Services (17.0%)
Accenture plc, Class A	29,178	5,612,388
Akamai Technologies, Inc.*	101,325	9,259,078
Alliance Data Systems Corp.	1,865	238,962
Automatic Data Processing, Inc.	19,830	3,200,959
Black Knight, Inc.*	6,821	416,490
Booz Allen Hamilton Holding Corp.	6,320	448,846
Broadridge Financial Solutions, Inc.	5,230	650,769
CACI International, Inc., Class A*	1,150	265,949
Capgemini SE	7,810	920,202
Cardtronics plc, Class A*	1,650	49,896
CGI, Inc.*	10,970	868,166
Cognizant Technology Solutions Corp., Class A	25,170	1,516,870
Conduent, Inc.*	7,531	46,843
CoreLogic, Inc.*	3,650	168,885
CSG Systems International, Inc.	1,490	77,003
DXC Technology Co.	35,750	1,054,625
EPAM Systems, Inc.*	2,499	455,618
Euronet Worldwide, Inc.*	2,480	362,824
EVERTEC, Inc.	2,723	85,012
ExlService Holdings, Inc.*	1,550	103,788
Fidelity National Information Services, Inc.	76,872	10,205,527
Fiserv, Inc.*	75,832	7,855,437
FleetCor Technologies, Inc.*	18,275	5,240,905
Gartner, Inc.*	4,120	589,119
Genpact Ltd.	79,352	3,074,890
Global Payments, Inc.	107,909	17,157,531
GoDaddy, Inc., Class A*	26,015	1,716,470
GTT Communications, Inc.(x)*	1,320	12,434
International Business Machines Corp.	40,522	5,892,709
Jack Henry & Associates, Inc.	3,510	512,355
KBR, Inc.	6,400	157,056
Leidos Holdings, Inc.	6,125	526,015
LiveRamp Holdings, Inc.*	3,000	128,880
ManTech International Corp., Class A	1,180	84,264
Mastercard, Inc., Class A	102,265	27,772,106
MAXIMUS, Inc.	2,900	224,054
MongoDB, Inc.(x)*	65,385	7,877,585
NIC, Inc.	3,040	62,776
Okta, Inc.*	137,825	13,570,250
Paychex, Inc.	14,610	1,209,270
PayPal Holdings, Inc.*	130,329	13,500,781
Perspecta, Inc.	6,267	163,694
Presidio, Inc.	2,130	35,997
Sabre Corp.	12,495	279,826
Science Applications International Corp.	2,212	193,218
Shopify, Inc., Class A*	6,005	1,871,518
Square, Inc., Class A*	24,640	1,526,448
Sykes Enterprises, Inc.*	1,760	53,926
TTEC Holdings, Inc.	630	30,164
Twilio, Inc., Class A*	142,965	15,720,431
VeriSign, Inc.*	4,790	903,538
Verra Mobility Corp.*	5,280	75,768
Virtusa Corp.*	1,350	48,627
Visa, Inc., Class A	172,031	29,591,052
Western Union Co. (The)	19,350	448,340
WEX, Inc.*	18,969	3,833,066

		197,949,200

Semiconductors & Semiconductor Equipment (13.1%)
Advanced Energy Industries, Inc.* .	1,720	98,745
Advanced Micro Devices, Inc.*	560,547	16,250,258
Amkor Technology, Inc.*	4,820	43,862
Analog Devices, Inc.	62,470	6,979,773
Applied Materials, Inc.	42,170	2,104,283
ASML Holding NV (Registered) (NYRS)	5,290	1,314,142
Broadcom, Inc.	33,695	9,302,179
Brooks Automation, Inc.	3,270	121,088
Cabot Microelectronics Corp.	1,350	190,633
Cirrus Logic, Inc.*	2,620	140,380
Cree, Inc.*	117,995	5,781,755
Cypress Semiconductor Corp.	16,865	393,629
Diodes, Inc.*	1,870	75,080
Entegris, Inc.	6,090	286,595
First Solar, Inc.*	3,450	200,134
Infineon Technologies AG	27,034	486,538
Inphi Corp.*	1,989	121,428
Intel Corp.	202,430	10,431,218
KLA Corp.	82,305	13,123,532
Kulicke & Soffa Industries, Inc.	2,800	65,744
Lam Research Corp.	24,626	5,691,315
Lattice Semiconductor Corp.*	101,257	1,851,484
MACOM Technology Solutions Holdings, Inc.*	2,069	44,473
Marvell Technology Group Ltd.	237,382	5,927,429
Maxim Integrated Products, Inc.	12,360	715,768
MaxLinear, Inc.*	2,880	64,454
Microchip Technology, Inc.(x)	79,792	7,413,475
Micron Technology, Inc.*	323,341	13,855,162
MKS Instruments, Inc.	2,470	227,932
Monolithic Power Systems, Inc.	1,820	283,247
NVIDIA Corp.	41,520	7,227,386
ON Semiconductor Corp.*	236,526	4,543,664
Power Integrations, Inc.	1,320	119,368
Qorvo, Inc.*	5,331	395,240
QUALCOMM, Inc.	132,828	10,132,120
Rambus, Inc.*	5,000	65,625
Renesas Electronics Corp.*	513,700	3,335,190
Semtech Corp.*	3,000	145,830
Silicon Laboratories, Inc.*	2,000	222,700
SK Hynix, Inc.	20,773	1,427,530
Skyworks Solutions, Inc.	7,810	618,942
SolarEdge Technologies, Inc.*	2,200	184,184
SunPower Corp.(x)*	2,854	31,308
Synaptics, Inc.*	1,470	58,727
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	33,195	1,542,904
Teradyne, Inc.	91,845	5,318,744
Texas Instruments, Inc.	66,185	8,553,749
Tokyo Electron Ltd.	8,700	1,654,710
Universal Display Corp.	1,970	330,763
Versum Materials, Inc.	4,902	259,463
Xilinx, Inc.	33,575	3,219,843

		152,973,725

Software (21.6%)
2U, Inc.*	2,874	46,789
8x8, Inc.*	4,520	93,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ACI Worldwide, Inc.*	5,320	$166,649
Adobe, Inc.*	31,786	8,780,883
Alarm.com Holdings, Inc.*	1,640	76,490
Altair Engineering, Inc., Class A*	1,710	59,200
Alteryx, Inc., Class A*	123,000	13,213,890
ANSYS, Inc.*	3,860	854,450
Appfolio, Inc., Class A(x)*	660	62,792
Aspen Technology, Inc.*	7,609	936,516
Atlassian Corp. plc, Class A*	69,575	8,727,488
Autodesk, Inc.*	19,310	2,852,087
Avalara, Inc.*	3,000	201,870
Avaya Holdings Corp.*	4,900	50,127
AVEVA Group plc	34,120	1,552,233
Benefitfocus, Inc.(x)*	1,330	31,667
Blackbaud, Inc.	2,230	201,458
BlackBerry Ltd.*	22,473	117,983
Blackline, Inc.*	1,920	91,795
Bottomline Technologies DE, Inc.*	1,740	68,469
Box, Inc., Class A*	6,740	111,614
Cadence Design Systems, Inc.*	12,790	845,163
CDK Global, Inc.	5,533	266,082
Ceridian HCM Holding, Inc.*	4,060	200,442
Cision Ltd.*	4,130	31,760
Citrix Systems, Inc.	5,630	543,408
Cloudera, Inc.(x)*	11,008	97,531
CommVault Systems, Inc.*	1,830	81,819
Cornerstone OnDemand, Inc.*	2,392	131,129
Coupa Software, Inc.*	10,225	1,324,853
Crowdstrike Holdings, Inc., Class A(x)*	13,735	800,888
Datadog, Inc., Class A*	1,125	38,149
Descartes Systems Group, Inc. (The)*	3,820	153,984
Dropbox, Inc., Class A*	9,773	197,121
Dynatrace, Inc.*	9,015	168,310
Ebix, Inc.(x)	1,000	42,100
Elastic NV*	74,751	6,154,997
Envestnet, Inc.*	2,370	134,379
Everbridge, Inc.*	1,520	93,799
Fair Isaac Corp.*	1,320	400,646
FireEye, Inc.*	9,760	130,198
Five9, Inc.*	2,760	148,322
ForeScout Technologies, Inc.*	28,355	1,075,222
Fortinet, Inc.*	66,585	5,111,065
Guidewire Software, Inc.*	30,212	3,183,741
HubSpot, Inc.*	8,427	1,277,618
Instructure, Inc.*	1,510	58,497
Intuit, Inc.	11,890	3,162,027
j2 Global, Inc.	2,112	191,812
LivePerson, Inc.*	2,760	98,532
LogMeIn, Inc.	2,250	159,660
Manhattan Associates, Inc.*	2,930	236,363
Microsoft Corp.	575,992	80,080,168
MicroStrategy, Inc., Class A*	370	54,897
New Relic, Inc.*	2,265	139,184
Nuance Communications, Inc.*	13,040	212,682
Nutanix, Inc., Class A*	6,530	171,413
Open Text Corp.	12,306	502,208
Oracle Corp.	100,582	5,535,028
Palo Alto Networks, Inc.*	24,001	4,892,124
Paycom Software, Inc.*	105,508	22,102,871
Paylocity Holding Corp.*	1,628	158,860
Pegasystems, Inc.	1,730	117,727
Pivotal Software, Inc., Class A*	3,720	55,502
Pluralsight, Inc., Class A(x)*	3,740	62,813
Progress Software Corp.	1,974	75,130
Proofpoint, Inc.*	60,654	7,827,399
PROS Holdings, Inc.*	1,650	98,340
PTC, Inc.*	4,722	321,946
Q2 Holdings, Inc.*	1,960	154,585
Qualys, Inc.*	1,450	109,577
Rapid7, Inc.*	54,270	2,463,315
RealPage, Inc.*	17,320	1,088,735
RingCentral, Inc., Class A*	101,370	12,738,154
SailPoint Technologies Holding, Inc.*	3,850	71,957
salesforce.com, Inc.*	87,815	13,035,259
ServiceNow, Inc.*	42,705	10,840,664
Smartsheet, Inc., Class A*	25,473	917,792
Splunk, Inc.*	27,901	3,288,412
SPS Commerce, Inc.*	1,570	73,900
SS&C Technologies Holdings, Inc.	10,080	519,826
SVMK, Inc.*	67,684	1,157,396
Symantec Corp.	25,940	612,962
Synopsys, Inc.*	6,860	941,535
Temenos AG (Registered)*	10,275	1,719,278
Teradata Corp.*	5,165	160,115
TiVo Corp.	5,719	43,550
Trade Desk, Inc. (The), Class A*	1,790	335,715
Tyler Technologies, Inc.*	1,770	464,625
Varonis Systems, Inc.*	1,350	80,703
Verint Systems, Inc.*	2,989	127,869
VMware, Inc., Class A	3,650	547,719
Workday, Inc., Class A*	38,961	6,621,812
Workiva, Inc.*	1,710	74,949
Yext, Inc.*	4,270	67,850
Zendesk, Inc.*	26,006	1,895,317
Zscaler, Inc.(x)*	101,595	4,801,380

		252,200,964

Technology Hardware, Storage & Peripherals (4.7%)
3D Systems Corp.(x)*	5,350	43,602
Apple, Inc.	178,938	40,076,744
Dell Technologies, Inc., Class C*	6,926	359,182
Hewlett Packard Enterprise Co.	59,652	904,921
HP, Inc.	67,667	1,280,260
NCR Corp.*	5,450	172,002
NetApp, Inc.	62,508	3,282,295
Pure Storage, Inc., Class A*	296,775	5,027,368
Seagate Technology plc	10,815	581,739
Western Digital Corp.	57,254	3,414,629
Xerox Holdings Corp.	8,603	257,316

		55,400,058

Total Information Technology		690,784,830

Total Common Stocks (77.7%) (Cost $477,190,531)		907,052,740

EXCHANGE TRADED FUNDS (ETF):
Equity (20.1%)
iShares Expanded Tech Sector ETF(x)	361,050	78,355,071
Technology Select Sector SPDR Fund	965,800	77,775,874
Vanguard Information Technology ETF(x)	360,100	77,619,555

Total Exchange Traded Funds (20.1%) (Cost $59,846,055)		233,750,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	13,229,581	$13,233,550

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Citigroup Global Markets Ltd., 2.40%, dated 9/30/19, due 10/1/19, repurchase price $1,400,093, collateralized by various U.S. Government Treasury Securities, 3.000%, maturing 10/31/25; total market value $1,428,001.(xx)	$1,400,000	1,400,000
NBC Global Finance Ltd., 2.02%, dated 9/30/19, due 10/7/19, repurchase price $4,001,571, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.375%-2.500%, maturing 2/15/22-2/15/45; total market value $4,445,630.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 1.99%, dated 9/30/19, due 10/1/19, repurchase price $600,033, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.000%, maturing 2/15/22; total market value $667,801.(xx)	600,000	600,000
Nomura Securities Co. Ltd., 2.35%, dated 9/30/19, due 10/1/19, repurchase price $5,968,174, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.625%, maturing 5/15/20-8/15/49; total market value $6,087,140.(xx)	5,967,785	5,967,785
Societe Generale SA, 1.84%, dated 9/30/19, due 10/7/19, repurchase price $4,001,431, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.750%, maturing 11/14/19-2/15/48; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.97%, dated 9/30/19, due 10/1/19, repurchase price $21,001,149, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.500%-3.125%, maturing 6/15/20-2/15/29; total market value $23,332,300.(xx)	21,000,000	21,000,000

Total Repurchase Agreements		36,967,785

Total Short-Term Investments (4.3%) (Cost $50,202,124)		50,201,335

Total Investments in Securities (102.1%) (Cost $587,238,710)		1,191,004,575
Other Assets Less Liabilities (-2.1%)		(23,995,056)

Net Assets (100%)		$1,167,009,519

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2019.

(xx)

At September 30, 2019, the Portfolio had loaned securities with a total value of $47,351,163. This was collateralized by $11,401,632 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 10/3/19 – 5/15/49 and by cash of $36,967,785 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$135,149,512	$3,277,691	$—	$138,427,203
Consumer Discretionary	67,707,777	—	—	67,707,777
Health Care	869,570	—	—	869,570
Industrials	9,263,360	—	—	9,263,360
Information Technology	679,689,149	11,095,681	—	690,784,830
Exchange Traded Funds	233,750,500	—	—	233,750,500
Short-Term Investments
Investment Company	13,233,550	—	—	13,233,550
Repurchase Agreements	—	36,967,785	—	36,967,785

Total Assets	$1,139,663,418	$51,341,157	$—	$1,191,004,575

Total Liabilities	$—	$—	$—	$—

Total	$1,139,663,418	$51,341,157	$—	$1,191,004,575

As of September 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,184,593
Aggregate gross unrealized depreciation	(12,371,999)

Net unrealized appreciation	$589,812,594

Federal income tax cost of investments in securities and derivative instruments, if applicable	$601,191,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2019, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2019, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.